UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6067

DIMENSIONAL INVESTMENT GROUP INC.

(Exact name of registrant as specified in charter)

6300 Bee Cave Road, Building One, Austin, TX 78746

(Address of principal executive offices) (Zip code)

Catherine L. Newell, Esquire, President and General Counsel

Dimensional Investment Group Inc.,

6300 Bee Cave Road, Building One, Austin, TX 78746

(Name and address of agent for service)

Registrant’s telephone number, including area code: 512-306-7400

Date of fiscal year end: October 31

Date of reporting period: November 1, 2021 – April 30, 2022

ITEM 1.	REPORTS TO STOCKHOLDERS.

Semi-Annual Report

Six Months Ended: April 30, 2022 (Unaudited)

DFA INVESTMENT DIMENSIONS GROUP INC. / DIMENSIONAL INVESTMENT GROUP INC. / THE DFA INVESTMENT TRUST COMPANY

DFA Investment Dimensions Group Inc.

Enhanced U.S. Large Company Portfolio	U.S. Core Equity 1 Portfolio	U.S. Micro Cap Portfolio

U.S. Large Cap Equity Portfolio	U.S. Core Equity 2 Portfolio	U.S. High Relative Profitability Portfolio

U.S. Large Cap Value Portfolio	U.S. Vector Equity Portfolio	DFA Real Estate Securities Portfolio

U.S. Targeted Value Portfolio	U.S. Small Cap Portfolio	DFA Commodity Strategy Portfolio

U.S. Small Cap Value Portfolio

Dimensional Investment Group Inc.

U.S. Large Company Portfolio

The DFA Investment Trust Company

The U.S. Large Cap Value Series

June 2022

Dear Shareholder,

The investment world is constantly evolving. In many ways, investors have benefited from an industry marked by new solutions, advancing technology, and increased personalization. Dimensional has been innovating on behalf of investors since 1981, using financial science to pursue higher expected returns in a flexible, diversified, low-cost manner.

A common thread in Dimensional’s history is the consistent, systematic application of financial theory and empirical research in managing strategies. We seek sensible ideas that we can implement well. In recent years, we have developed strategies in different product structures to give financial professionals more choices in how they integrate Dimensional Investing into client portfolios. In the first half of this year, for example, we broadened our suite of exchange-traded funds, launched a new fixed income mutual fund, and enhanced the investment management capabilities and services we provide clients.

On behalf of everyone at Dimensional, we thank you for entrusting us with your investments.

Sincerely,

David P. Butler	Gerard O’Reilly
CO-CHIEF EXECUTIVE OFFICER	CO-CHIEF EXECUTIVE OFFICER and
CHIEF INVESTMENT OFFICER

SEMI-ANNUAL REPORT

(Unaudited)

i

CONTINUED

This report is submitted for the information of the Portfolio’s shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

ii

DFA INVESTMENT DIMENSIONS GROUP INC.

DIMENSIONAL INVESTMENT GROUP INC.

THE DFA INVESTMENT TRUST COMPANY

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments/Summary Schedules of Portfolio Holdings

Investment Abbreviations
SA	Special Assessment
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
AUD	Australian Dollars
CAD	Canadian Dollars
EUR	Euro
NZD	New Zealand Dollars
USD	United States Dollar
NOK	Norwegian Krone

Investment Footnotes
^	Denominated in USD, unless otherwise noted.
†	See Note B to Financial Statements.
Ω	Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.
#	Total or Partial Securities on Loan.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.
‡	Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. “Other Securities” are those securities that are not among the top 50 holdings in unaffiliated issuers of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.
*	Non-Income Producing Securities.
(r)	The adjustable rate shown is effective as of April 30, 2022.
~	Security pledged as collateral for Swap Agreements.
«	Security pledged as collateral for Futures Contracts.

Financial Highlights

**	The Net Investment Income (Loss) per share and the ratio of Net Investment Income to Average Net Assets includes the effect of an estimation related to a one time distribution from a real estate investment trust. Net Investment Income (Loss) per share, Net Gain (Loss) per share and the ratio of Net Investment Income to Average Net Assets for the DFA Real Estate Securities Portfolio would have been $0.92, $7.69 and 2.43%, respectively had the effect of this estimation not been considered.
(A)	Computed using average shares outstanding.

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

CONTINUED

(B)	Non-Annualized
(C)	Annualized
(D)	Represents the combined ratios for the respective Portfolio and its respective pro-rata share of its Master Fund(s).
(E)	Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.

All Statements, Schedules and Notes to Financial Statements

—	Amounts designated as — are either zero, rounded to zero, or less than $500.
SEC	Securities and Exchange Commission
Commencement of Operations.

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

Six Months Ended April 30, 2022

EXPENSE TABLES

	Beginning Account Value 11/01/21	Ending Account Value 04/30/22	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
Enhanced U.S. Large Company Portfolio
Actual Fund Return	$1,000.00	$876.20	0.15%	$0.70
Hypothetical 5% Annual Return	$1,000.00	$1,024.05	0.15%	$0.75
U.S. Large Cap Equity Portfolio
Actual Fund Return	$1,000.00	$902.30	0.13%	$0.61
Hypothetical 5% Annual Return	$1,000.00	$1,024.15	0.13%	$0.65

DISCLOSURE OF FUND EXPENSES

CONTINUED

	Beginning Account Value 11/01/21	Ending Account Value 04/30/22	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
U.S. Large Cap Value Portfolio (2)
Actual Fund Return	$1,000.00	$971.00	0.21%	$1.03
Hypothetical 5% Annual Return	$1,000.00	$1,023.75	0.21%	$1.05
U.S. Targeted Value Portfolio
Actual Fund Return
Class R1 Shares	$1,000.00	$964.10	0.41%	$2.00
Class R2 Shares	$1,000.00	$963.40	0.56%	$2.73
Institutional Class Shares	$1,000.00	$964.90	0.31%	$1.51
Hypothetical 5% Annual Return
Class R1 Shares	$1,000.00	$1,022.76	0.41%	$2.06
Class R2 Shares	$1,000.00	$1,022.02	0.56%	$2.81
Institutional Class Shares	$1,000.00	$1,023.26	0.31%	$1.56
U.S. Small Cap Value Portfolio
Actual Fund Return	$1,000.00	$971.50	0.36%	$1.76
Hypothetical 5% Annual Return	$1,000.00	$1,023.01	0.36%	$1.81
U.S. Core Equity 1 Portfolio
Actual Fund Return	$1,000.00	$912.70	0.14%	$0.66
Hypothetical 5% Annual Return	$1,000.00	$1,024.10	0.14%	$0.70
U.S. Core Equity 2 Portfolio
Actual Fund Return	$1,000.00	$916.50	0.18%	$0.86
Hypothetical 5% Annual Return	$1,000.00	$1,023.90	0.18%	$0.90
U.S. Vector Equity Portfolio
Actual Fund Return	$1,000.00	$929.40	0.28%	$1.34
Hypothetical 5% Annual Return	$1,000.00	$1,023.41	0.28%	$1.40
U.S. Small Cap Portfolio
Actual Fund Return	$1,000.00	$893.60	0.30%	$1.41
Hypothetical 5% Annual Return	$1,000.00	$1,023.31	0.30%	$1.51
U.S. Micro Cap Portfolio
Actual Fund Return	$1,000.00	$903.20	0.42%	$1.98
Hypothetical 5% Annual Return	$1,000.00	$1,022.71	0.42%	$2.11
U.S. High Relative Profitability Portfolio
Actual Fund Return	$1,000.00	$945.10	0.22%	$1.06
Hypothetical 5% Annual Return	$1,000.00	$1,023.70	0.22%	$1.10

DISCLOSURE OF FUND EXPENSES

CONTINUED

	Beginning Account Value 11/01/21	Ending Account Value 04/30/22	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
DFA Real Estate Securities Portfolio
Actual Fund Return	$1,000.00	$985.20	0.18%	$0.89
Hypothetical 5% Annual Return	$1,000.00	$1,023.90	0.18%	$0.90

(1)

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

(2)

The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the allocation of the Feeder Fund’s portion of the expenses of its Master Fund (Affiliated Investment Company).

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-PORT with the SEC on March 29, 2022. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

SEC regulations permit a fund to include in its reports to shareholders a “Summary Schedule of Portfolio Holdings” in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund’s 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund’s net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

The categories of industry classification for the Affiliated Investment Company are represented in its Disclosure of Portfolio Holdings, which is included elsewhere in the report. Refer to the Summary Schedule of Portfolio Holdings for the Affiliated Investment Company’s holdings, which reflect the investments by category or country.

FEEDER FUND

Affiliated Investment Company
U.S. Large Cap Value Portfolio	100.0%

ENHANCED DOMESTIC EQUITY PORTFOLIO

Enhanced U.S. Large Company Portfolio
Basic Materials	0.9%
Communications	1.7%
Consumer, Cyclical	6.4%
Consumer, Non-cyclical	5.4%
Energy	3.5%
Financial	38.3%
Foreign Government	22.8%
Industrial	1.7%
Supranational	5.9%
Technology	2.4%
U.S. Government	10.6%
Utilities	0.4%

100.0%

DOMESTIC EQUITY PORTFOLIOS

U.S. Large Cap Equity Portfolio
Communication Services	9.0%
Consumer Discretionary	10.5%
Consumer Staples	7.3%
Energy	5.2%
Financials	11.8%
Health Care	14.0%
Industrials	10.5%
Information Technology	24.9%
Materials	4.3%
Real Estate	0.2%
Utilities	2.3%

100.0%

U.S. Core Equity 1 Portfolio
Communication Services	7.2%
Consumer Discretionary	11.3%
Consumer Staples	6.9%
Energy	5.3%
Financials	13.6%
Health Care	12.5%
Industrials	12.0%
Information Technology	23.4%
Materials	4.8%
Real Estate	0.3%
Utilities	2.7%

100.0%

U.S. Small Cap Portfolio
Communication Services	2.5%
Consumer Discretionary	12.9%
Consumer Staples	4.1%
Energy	5.1%
Financials	20.4%
Health Care	12.1%
Industrials	20.1%
Information Technology	12.7%
Materials	6.3%
Real Estate	0.6%
Utilities	3.2%

100.0%

DFA Real Estate Securities Portfolio
Real Estate	100.0%

100.0%

U.S. Targeted Value Portfolio
Communication Services	2.7%
Consumer Discretionary	12.2%
Consumer Staples	5.3%
Energy	9.9%
Financials	26.4%
Health Care	4.9%
Industrials	18.3%
Information Technology	8.9%
Materials	9.9%
Real Estate	1.0%
Utilities	0.5%

100.0%

U.S. Core Equity 2 Portfolio
Communication Services	6.5%
Consumer Discretionary	11.2%
Consumer Staples	6.8%
Energy	5.0%
Financials	14.3%
Health Care	12.2%
Industrials	13.6%
Information Technology	23.0%
Materials	5.1%
Real Estate	0.4%
Utilities	1.9%

100.0%

U.S. Micro Cap Portfolio
Communication Services	2.9%
Consumer Discretionary	11.9%
Consumer Staples	5.3%
Energy	7.7%
Financials	22.0%
Health Care	11.1%
Industrials	17.9%
Information Technology	11.9%
Materials	5.9%
Real Estate	1.1%
Utilities	2.3%

100.0%

U.S. Small Cap Value Portfolio
Communication Services	2.4%
Consumer Discretionary	13.1%
Consumer Staples	4.8%
Energy	11.3%
Financials	27.3%
Health Care	4.3%
Industrials	20.6%
Information Technology	7.2%
Materials	7.8%
Real Estate	0.8%
Utilities	0.4%

100.0%

U.S. Vector Equity Portfolio
Communication Services	6.2%
Consumer Discretionary	10.7%
Consumer Staples	5.3%
Energy	9.1%
Financials	21.6%
Health Care	10.6%
Industrials	16.4%
Information Technology	10.8%
Materials	7.5%
Real Estate	0.6%
Utilities	1.2%

100.0%

U.S. High Relative Profitability Portfolio
Communication Services	3.2%
Consumer Discretionary	16.5%
Consumer Staples	13.2%
Energy	1.2%
Financials	4.7%
Health Care	12.2%
Industrials	12.9%
Information Technology	33.0%
Materials	3 0%
Utilities	0.1%

100.0%

ENHANCED U.S. LARGE COMPANY PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

		Face Amount^	Value†
		(000)
BONDS — (84.4%)
AUSTRALIA — (1.9%)
Glencore Funding LLC
Ω 4.125%, 05/30/23		1,000	$1,006,420
4.125%, 05/30/23		500	503,210
Ω 4.625%, 04/29/24		1,150	1,163,650
Western Australian Treasury Corp.
2.500%, 07/23/24	AUD	5,000	3,513,093

TOTAL AUSTRALIA			6,186,373

CANADA — (21.2%)
Bank of Nova Scotia
# 0.700%, 04/15/24		3,000	2,851,905
Canadian Government Bond
0.250%, 04/01/24	CAD	6,000	4,464,235
Canadian Natural Resources Ltd.
3.900%, 02/01/25		2,450	2,452,980
National Bank of Canada
2.100%, 02/01/23		3,500	3,484,125
Province of Alberta Canada
3.350%, 11/01/23		3,000	3,027,810
3.100%, 06/01/24	CAD	6,000	4,688,748
Province of Manitoba Canada
3.300%, 06/02/24	CAD	8,000	6,275,702
Province of Ontario Canada
3.500%, 06/02/24	CAD	13,000	10,240,112
Province of Quebec Canada
2.250%, 02/22/24	CAD	13,500	10,412,019
PSP Capital, Inc.
2.090%, 11/22/23	CAD	2,500	1,926,634
Royal Bank of Canada
2.949%, 05/01/23	CAD	2,750	2,138,199
2.333%, 12/05/23	CAD	7,000	5,372,234
Suncor Energy, Inc.
# 2.800%, 05/15/23		2,000	1,993,468
Toronto-Dominion Bank
2.850%, 03/08/24	CAD	14,500	11,120,523

TOTAL CANADA			70,448,694

FRANCE — (6.4%)
BNP Paribas SA
Ω 2.950%, 05/23/22		500	500,447
Ω 3.375%, 01/09/25		1,900	1,866,242
BPCE SA
#Ω 2.375%, 01/14/25		2,265	2,165,378

	Face Amount^	Value†
	(000)
FRANCE — (Continued)
Caisse d’Amortissement de la Dette Sociale
3.375%, 03/20/24	11,000	$11,115,390
Credit Agricole SA
Ω 3.875%, 04/15/24	3,300	3,320,420
Societe Generale SA
Ω 3.875%, 03/28/24	500	498,165
#Ω 2.625%, 10/16/24	2,000	1,935,898

TOTAL FRANCE		21,401,940

GERMANY — (3.9%)
Bayer U.S. Finance LLC
Ω 3.375%, 10/08/24	2,500	2,472,294
BMW U.S. Capital LLC
#Ω 0.750%, 08/12/24	458	433,609
Daimler Finance North America LLC
Ω 2.550%, 08/15/22	1,750	1,752,598
#Ω 3.250%, 08/01/24	1,750	1,742,147
Daimler Trucks Finance North America LLC
Ω 3.500%, 04/07/25	1,871	1,851,078
Deutsche Bank AG
3.950%, 02/27/23	2,350	2,363,717
EMD Finance LLC
Ω 3.250%, 03/19/25	2,286	2,264,064

TOTAL GERMANY		12,879,507

IRELAND — (0.7%)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.875%, 08/14/24	2,300	2,212,377

ITALY — (1.2%)
Intesa Sanpaolo SpA
Ω 3.250%, 09/23/24	1,702	1,667,272
Republic of Italy Government International Bond
2.375%, 10/17/24	2,500	2,435,250

TOTAL ITALY		4,102,522

JAPAN — (6.2%)
Aircastle Ltd.
4.125%, 05/01/24	2,600	2,586,375
American Honda Finance Corp.
0.550%, 07/12/24	1,000	944,207

ENHANCED U.S. LARGE COMPANY PORTFOLIO

CONTINUED

			Face Amount^	Value†
			(000)
	JAPAN — (Continued)
#	2.150%,09/10/24		2,250	$2,196,194
Mitsubishi UFJ Financial Group, Inc.
#	2.665%,07/25/22		1,000	1,002,211
	3.455%,03/02/23		1,000	1,006,646
	Mizuho Financial Group, Inc.
	2.601%,09/11/22		3,000	3,007,015
Nissan Motor Acceptance Co. LLC
Ω	2.600%,09/28/22		320	319,585
#Ω	3.450%,03/15/23		2,350	2,347,225
	Nomura Holdings, Inc.
	2.648%,01/16/25		2,500	2,420,944
Sumitomo Mitsui Financial Group, Inc.
	3.102%,01/17/23		500	501,948
	3.748%,07/19/23		2,000	2,018,188
	2.696%,07/16/24		1,100	1,078,058
	Toyota Motor Credit Corp.
	0.750%,07/21/22	EUR	210	221,938
#	0.625%,09/13/24		1,000	943,262

	TOTAL JAPAN			20,593,796

	NETHERLANDS — (3.2%)
	BNG Bank NV
	5.250%,05/20/24	AUD	10,000	7,377,844
	Cooperatieve Rabobank UA
Ω	2.625%,07/22/24		3,500	3,428,937

	TOTAL NETHERLANDS			10,806,781

	NEW ZEALAND — (3.4%)
New Zealand Government Bond
	0.500%,05/15/24	NZD	18,600	11,349,270

	NORWAY — (1.2%)
	Kommunalbanken AS
	5.250%,07/15/24	AUD	5,300	3,916,619

	SPAIN — (1.1%)
	Banco Santander SA
#	2.706%,06/27/24		1,200	1,176,740
	Santander Holdings USA, Inc.
	3.400%,01/18/23		1,500	1,504,135
#	3.500%,06/07/24		1,000	993,842

	TOTAL SPAIN			3,674,717

SUPRANATIONAL ORGANIZATION OBLIGATIONS — (5.6%)
	Inter-American Development Bank
	3.000%,02/21/24		7,000	7,034,401

			Face Amount^	Value†
			(000)
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (Continued)
International Bank for Reconstruction & Development
	2.500%, 01/24/24	NZD	16,000	$10,094,624
International Finance Corp.
	1.450%, 07/22/24	AUD	2,000	1,365,818

TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS				18,494,843

SWEDEN — (0.5%)
Skandinaviska Enskilda Banken AB
Ω	0.550%, 09/01/23		1,585	1,532,077

SWITZERLAND — (1.1%)
UBS AG
Ω	0.700%, 08/09/24		3,750	3,534,889

UNITED KINGDOM — (3.2%)
BAT Capital Corp.
	3.222%, 08/15/24		1,000	986,101
BP Capital Markets PLC
#	3.535%, 11/04/24		1,000	1,002,958
CNH Industrial Capital LLC
	1.950%, 07/02/23		1,094	1,076,978
HSBC Holdings PLC
#	3.600%, 05/25/23		2,450	2,468,236
HSBC USA, Inc.
	3.500%, 06/23/24		1,100	1,100,341
NatWest Markets PLC
#Ω	2.375%, 05/21/23		2,000	1,979,050
Ω	0.800%, 08/12/24		1,650	1,544,269
Reckitt Benckiser Treasury Services PLC
#Ω	2.750%, 06/26/24		658	649,148

TOTAL UNITED KINGDOM				10,807,081

UNITED STATES — (23.6%)
Aetna, Inc.
	2.750%, 11/15/22		221	221,360
Air Lease Corp.
	2.250%, 01/15/23		1,610	1,604,058
Allstate Corp.
#	3.150%, 06/15/23		852	855,114
Ally Financial, Inc.
	3.875%, 05/21/24		484	485,665
Anthem, Inc.
	2.375%, 01/15/25		800	774,648
Aon Corp.
#	2.200%, 11/15/22		3,000	2,994,889

ENHANCED U.S. LARGE COMPANY PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
UNITED STATES — (Continued)
Ares Capital Corp.
4.200%, 06/10/24	2,500	$2,501,573
Booking Holdings, Inc.
2.750%, 03/15/23	2,000	2,007,929
Brixmor Operating
Partnership LP
3.850%, 02/01/25	1,800	1,796,498
Bunge Ltd. Finance Corp.
3.000%, 09/25/22	200	200,621
Capital One Financial Corp.
3.200%, 01/30/23	2,000	2,012,414
3.200%, 02/05/25	600	589,678
Cardinal Health, Inc.
# 3.079%, 06/15/24	2,750	2,724,896
Cigna Corp.
# 3.750%, 07/15/23	1,082	1,091,226
eBay, Inc.
2.750%, 01/30/23	2,400	2,402,612
Fidelity National Information Services, Inc.
0.600%, 03/01/24	2,500	2,371,565
General Motors Financial Co., Inc.
3.550%, 07/08/22	837	840,032
Global Payments, Inc.
3.750%, 06/01/23	1,000	1,004,701
4.000%, 06/01/23	1,500	1,511,856
Goldman Sachs Group, Inc.
# 3.200%, 02/23/23	1,500	1,505,281
Goldman Sachs Group, Inc. (The)
# 3.625%, 01/22/23	2,000	2,014,990
Intercontinental Exchange, Inc.
0.700%, 06/15/23	3,500	3,422,335
International Business Machines Corp.
3.000%, 05/15/24	2,700	2,687,038
JPMorgan Chase & Co.
3.625%, 05/13/24	474	477,913
Kinder Morgan Energy Partners LP
3.950%, 09/01/22	707	707,534
Morgan Stanley
3.125%, 01/23/23	3,100	3,112,199
MPLX LP
4.875%, 12/01/24	1,250	1,273,945
Mylan, Inc.
Ω 3.125%, 01/15/23	2,650	2,650,393
NextEra Energy Capital Holdings, Inc.
# 0.650%, 03/01/23	1,279	1,258,416

		Face Amount^	Value†
		(000)
	UNITED STATES — (Continued)
	Nuveen Finance LLC
Ω	4.125%, 11/01/24	2,500	$2,514,009
	Omnicom Group, Inc./Omnicom Capital, Inc.
	3.650%, 11/01/24	1,004	1,005,001
	Oracle Corp.
	3.400%, 07/08/24	2,500	2,492,477
	Penske Truck Leasing Co. LP / PTL Finance Corp.
#Ω	2.700%, 11/01/24	778	756,460
	Penske Truck Leasing Co. LP/PTL Finance Corp.
Ω	4.125%, 08/01/23	578	582,044
	PNC Financial Services Group, Inc.
#	2.200%, 11/01/24	248	242,518
	Ryder System, Inc.
	2.875%, 06/01/22	1,984	1,986,506
	Schlumberger Holdings Corp.
#Ω	3.750%, 05/01/24	400	402,429
	Simon Property Group LP
#	2.000%, 09/13/24	3,650	3,537,763
	Southwest Airlines Co.
	4.750%, 05/04/23	3,000	3,052,315
	Stellantis NV
	5.250%, 04/15/23	1,000	1,016,890
	Sysco Corp.
#	2.600%, 06/12/22	500	499,926
	Truist Bank
	1.500%, 03/10/25	1,000	948,446
	Ventas Realty LP
	3.500%, 02/01/25	400	395,961
	Vornado Realty LP
#	3.500%, 01/15/25	2,565	2,535,787
	Walgreens Boots Alliance, Inc.
#	3.800%, 11/18/24	2,500	2,513,924
	Waste Management, Inc.
	2.400%, 05/15/23	900	896,286
	Wells Fargo & Co.
#	3.300%, 09/09/24	3,000	2,989,100
	Williams Cos., Inc. (The)
	3.700%, 01/15/23	3,000	3,013,512

	TOTAL UNITED STATES		78,482,733

	TOTAL BONDS		280,424,219

U.S. TREASURY OBLIGATIONS — (10.0%)
	U.S. Treasury Notes
	2.125%, 03/31/24	11,000	10,882,266
	0.375%, 04/15/24	22,000	21,025,468

ENHANCED U.S. LARGE COMPANY PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
0.250%, 05/15/24	1,500	$1,426,465

TOTAL U.S. TREASURY OBLIGATIONS		33,334,199

TOTAL INVESTMENT SECURITIES (Cost $330,040,618)		313,758,418

	Shares	Value†
SECURITIES LENDING COLLATERAL — (5.6%)
@§ The DFA Short Term Investment Fund	1,609,302	$18,614,792

TOTAL INVESTMENTS — (100.0%) (Cost $348,655,974)		$332,373,210

As of April 30, 2022, Enhanced U.S. Large Company Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	515,125	NZD	742,104	HSBC Bank	05/02/22	$36,023
USD	22,598,255	NZD	32,862,484	State Street Bank and Trust	05/03/22	1,382,239
USD	318,488	NZD	492,782	Bank of America Corp.	06/03/22	333
USD	21,225,320	NZD	32,862,484	UBS AG	06/03/22	8,318
USD	235,184	EUR	211,994	State Street Bank and Trust	06/30/22	10,915
USD	17,612,568	AUD	23,399,865	State Street Bank and Trust	07/01/22	1,061,865
USD	62,922,091	CAD	79,282,716	HSBC Bank	07/08/22	1,220,000

Total Appreciation						$3,719,693
NZD	742,104	USD	479,703	Bank of America Corp.	05/02/22	$(601)
NZD	32,862,484	USD	21,228,409	UBS AG	05/03/22	(12,393)
AUD	236,077	USD	167,768	Citibank, N.A.	07/01/22	(791)
CAD	5,875,076	USD	4,578,160	Bank of America Corp.	07/08/22	(5,859)

Total (Depreciation)						$(19,644)

Total Appreciation (Depreciation)						$3,700,049

As of April 30, 2022, Enhanced U.S. Large Company Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	1,581	06/17/22	$348,310,446	$326,278,875	$(22,031,571)

Total Futures Contracts			$348,310,446	$326,278,875	$(22,031,571)

ENHANCED U.S. LARGE COMPANY PORTFOLIO

CONTINUED

Summary of the Portfolio’s investments as of April 30, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Bonds
Australia	—	$6,186,373	—	$6,186,373
Canada	—	70,448,694	—	70,448,694
France	—	21,401,940	—	21,401,940
Germany	—	12,879,507	—	12,879,507
Ireland	—	2,212,377	—	2,212,377
Italy	—	4,102,522	—	4,102,522
Japan	—	20,593,796	—	20,593,796
Netherlands	—	10,806,781	—	10,806,781
New Zealand	—	11,349,270	—	11,349,270
Norway	—	3,916,619	—	3,916,619
Spain	—	3,674,717	—	3,674,717
Supranational Organization Obligations	—	18,494,843	—	18,494,843
Sweden	—	1,532,077	—	1,532,077
Switzerland	—	3,534,889	—	3,534,889
United Kingdom	—	10,807,081	—	10,807,081
United States	—	78,482,733	—	78,482,733
U.S. Treasury Obligations	—	33,334,199	—	33,334,199
Securities Lending Collateral	—	18,614,792	—	18,614,792
Forward Currency Contracts**	—	3,700,049	—	3,700,049
Futures Contracts**	$(22,031,571)	—	—	(22,031,571)

TOTAL	$(22,031,571)	$336,073,259	—	$314,041,688

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

U.S. LARGE CAP EQUITY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2022

(Unaudited)

	Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (99.5%)
COMMUNICATION SERVICES — (9.0%)
* Alphabet, Inc., Class A	13,686	$31,234,052	1.7%
* Alphabet, Inc., Class C	13,266	30,502,912	1.7%
Comcast Corp., Class A	212,251	8,439,100	0.5%
* Facebook, Inc., Class A	148,464	29,762,578	1.6%
Verizon Communications, Inc.	278,414	12,890,568	0.7%
* Walt Disney Co.	67,564	7,542,169	0.4%
Other Securities		46,430,732	2.4%

TOTAL COMMUNICATION SERVICES		166,802,111	9.0%

CONSUMER DISCRETIONARY — (10.4%)
* Amazon.com, Inc.	17,002	42,260,681	2.3%
Home Depot, Inc.	38,363	11,524,245	0.6%
McDonald’s Corp.	27,606	6,878,311	0.4%
NIKE, Inc., Class B	52,629	6,562,836	0.4%
Target Corp.	28,541	6,525,900	0.4%
* Tesla, Inc.	26,005	22,644,114	1.2%
Other Securities		97,046,676	5.2%

TOTAL CONSUMER DISCRETIONARY		193,442,763	10.5%

CONSUMER STAPLES — (7.3%)
Coca-Cola Co.	197,203	12,741,286	0.7%
Costco Wholesale Corp.	22,343	11,880,220	0.6%
PepsiCo, Inc.	68,759	11,806,608	0.6%
Procter & Gamble Co.	124,570	19,999,713	1.1%
Walmart, Inc.	81,268	12,433,191	0.7%
Other Securities		65,355,344	3.6%

TOTAL CONSUMER STAPLES		134,216,362	7.3%

ENERGY — (5.1%)
Chevron Corp.	80,890	12,673,036	0.7%
Exxon Mobil Corp.	179,640	15,314,310	0.8%
Occidental Petroleum Corp.	117,269	6,460,349	0.4%
Other Securities		60,444,289	3.2%

TOTAL ENERGY		94,891,984	5.1%

FINANCIALS — (11.8%)
American Express Co.	37,397	6,533,630	0.4%
Bank of America Corp.	266,774	9,518,496	0.5%
* Berkshire Hathaway, Inc., Class B	68,126	21,993,117	1.2%
JPMorgan Chase & Co.	137,573	16,420,713	0.9%
Other Securities		163,591,078	8.8%

TOTAL FINANCIALS		218,057,034	11.8%

HEALTH CARE — (13.9%)
Abbott Laboratories	73,648	8,359,048	0.5%
AbbVie, Inc.	88,948	13,064,682	0.7%
Amgen, Inc.	27,504	6,413,658	0.3%
Bristol-Myers Squibb Co.	143,248	10,782,277	0.6%

U.S. LARGE CAP EQUITY PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
HEALTH CARE — (Continued)
Danaher Corp.	25,874	$6,497,738	0.4%
Eli Lilly & Co.	40,436	11,812,569	0.6%
Johnson & Johnson	130,002	23,460,161	1.3%
Merck & Co., Inc.	125,339	11,116,316	0.6%
Pfizer, Inc.	275,375	13,512,651	0.7%
Thermo Fisher Scientific, Inc.	17,471	9,660,065	0.5%
UnitedHealth Group, Inc.	40,972	20,836,311	1.1%
Other Securities		122,629,679	6.6%

TOTAL HEALTH CARE		258,145,155	13.9%

INDUSTRIALS — (10.4%)
Union Pacific Corp.	39,963	9,362,931	0.5%
United Parcel Service, Inc., Class B	36,686	6,602,746	0.4%
Other Securities		177,509,336	9.6%

TOTAL INDUSTRIALS		193,475,013	10.5%

INFORMATION TECHNOLOGY — (24.8%)
Accenture PLC, Class A	37,811	11,356,912	0.6%
* Adobe, Inc.	17,791	7,044,346	0.4%
Apple, Inc.	603,478	95,138,149	5.1%
Broadcom, Inc.	22,385	12,410,020	0.7%
Cisco Systems, Inc.	224,036	10,973,283	0.6%
Intel Corp.	188,983	8,237,769	0.5%
International Business Machines Corp.	55,506	7,338,448	0.4%
Mastercard, Inc., Class A	43,849	15,933,850	0.9%
Microsoft Corp.	309,356	85,852,477	4.6%
NVIDIA Corp.	97,236	18,034,361	1.0%
QUALCOMM, Inc.	55,647	7,773,329	0.4%
Texas Instruments, Inc.	45,602	7,763,741	0.4%
# Visa, Inc., Class A	72,469	15,445,318	0.8%
Other Securities		156,438,149	8.4%

TOTAL INFORMATION TECHNOLOGY		459,740,152	24.8%

MATERIALS — (4.3%)
Other Securities		79,023,040	4.3%

REAL ESTATE — (0.2%)
Other Securities		4,035,762	0.2%

UTILITIES — (2.3%)
Other Securities		42,673,594	2.3%

TOTAL COMMON STOCKS (Cost $993,253,657)		1,844,502,970	99.7%

TEMPORARY CASH INVESTMENTS — (0.2%)
State Street Institutional U.S. Government Money Market Fund, 0.290%	4,691,700	4,691,700	0.2%

U.S. LARGE CAP EQUITY PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
SECURITIES LENDING COLLATERAL — (0.3%)
@§ The DFA Short Term Investment Fund	472,500	$5,465,413	0.3%

TOTAL INVESTMENTS—(100.0%) (Cost $1,003,410,905)		$1,854,660,083	100.2%

Summary of the Portfolio’s investments as of April 30, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$166,802,111	—	—	$166,802,111
Consumer Discretionary	193,442,763	—	—	193,442,763
Consumer Staples	134,216,362	—	—	134,216,362
Energy	94,891,984	—	—	94,891,984
Financials	218,057,034	—	—	218,057,034
Health Care	258,145,155	—	—	258,145,155
Industrials	193,475,013	—	—	193,475,013
Information Technology	459,740,152	—	—	459,740,152
Materials	79,023,040	—	—	79,023,040
Real Estate	4,035,762	—	—	4,035,762
Utilities	42,673,594	—	—	42,673,594
Temporary Cash Investments	4,691,700	—	—	4,691,700
Securities Lending Collateral	—	$5,465,413	—	5,465,413

TOTAL	$1,849,194,670	$5,465,413	—	$1,854,660,083

See accompanying Notes to Financial Statements.

U.S. LARGE CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The U.S. Large Cap Value Series of The DFA Investment Trust Company	$23,839,872,976

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES	$23,839,872,976

Summary of the Portfolio’s Master Fund’s investments as of April 30, 2022, based on their valuation inputs, is located in this report (See Security Valuation Note).

See accompanying Notes to Financial Statements.

U.S. TARGETED VALUE PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2022

(Unaudited)

		Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (94.6%)
COMMUNICATION SERVICES — (2.6%)
	Nexstar Media Group, Inc., Class A	313,260	$49,626,649	0.4%
	Other Securities		269,648,007	2.3%

TOTAL COMMUNICATION SERVICES			319,274,656	2.7%

CONSUMER DISCRETIONARY — (11.6%)
*	AutoNation, Inc.	651,122	75,471,551	0.6%
	BorgWarner, Inc.	1,614,338	59,456,069	0.5%
#	Dick’s Sporting Goods, Inc.	440,319	42,455,558	0.4%
#	Dillard’s, Inc., Class A	199,991	60,759,266	0.5%
	Kohl’s Corp.	1,109,248	64,203,274	0.5%
	Lithia Motors, Inc.	164,120	46,467,296	0.4%
	Penske Automotive Group, Inc.	522,178	54,734,698	0.5%
	Toll Brothers, Inc.	1,120,873	51,974,881	0.4%
	Other Securities		975,928,422	8.3%

TOTAL CONSUMER DISCRETIONARY			1,431,451,015	12.1%

CONSUMER STAPLES — (5.0%)
	Bunge Ltd.	781,067	88,354,299	0.8%
	Ingredion, Inc.	565,002	48,087,320	0.4%
	Molson Coors Beverage Co., Class B	1,020,932	55,273,258	0.5%
	Other Securities		426,083,880	3.5%

TOTAL CONSUMER STAPLES			617,798,757	5.2%

ENERGY — (9.4%)
#*	CNX Resources Corp.	2,102,655	43,209,560	0.4%
#	EQT Corp.	1,164,395	46,284,701	0.4%
*	HF Sinclair Corp.	1,452,267	55,215,191	0.5%
	Marathon Oil Corp.	4,155,562	103,556,605	0.9%
	Matador Resources Co.	841,863	41,099,752	0.3%
#	Murphy Oil Corp.	1,324,500	50,436,960	0.4%
	PDC Energy, Inc.	844,689	58,908,611	0.5%
*	Range Resources Corp.	2,314,877	69,307,417	0.6%
	Other Securities		694,495,624	5.8%

TOTAL ENERGY			1,162,514,421	9.8%

FINANCIALS — (25.0%)
	Bank OZK	1,162,675	44,669,973	0.4%
	Everest Re Group Ltd.	150,430	41,324,625	0.4%
	First Horizon Corp.	3,817,193	85,428,779	0.7%
	Invesco Ltd.	3,566,791	65,557,619	0.6%
	Lincoln National Corp.	683,491	41,111,984	0.4%
	M&T Bank Corp.	461,278	76,867,366	0.7%
	Popular, Inc.	811,524	63,290,757	0.5%
	Unum Group	1,428,073	43,584,788	0.4%
#	Valley National Bancorp	3,404,855	40,790,163	0.4%
#	Voya Financial, Inc.	911,052	57,523,823	0.5%
	Zions Bancorp NA	1,147,132	64,824,429	0.6%

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
FINANCIALS — (Continued)
Other Securities		$2,477,112,364	20.6%

TOTAL FINANCIALS		3,102,086,670	26.2%

HEALTH CARE — (4.7%)
* Acadia Healthcare Co., Inc.	731,391	49,646,821	0.4%
Other Securities		530,380,934	4.5%

TOTAL HEALTH CARE		580,027,755	4.9%

INDUSTRIALS — (17.2%)
AGCO Corp.	400,470	51,019,878	0.4%
AMERCO	96,508	51,678,104	0.4%
* Builders FirstSource, Inc.	683,763	42,099,288	0.4%
Knight-Swift Transportation Holdings, Inc.	1,216,656	58,265,656	0.5%
* WESCO International, Inc.	323,416	39,864,256	0.3%
Other Securities		1,894,434,395	16.0%

TOTAL INDUSTRIALS		2,137,361,577	18.0%

INFORMATION TECHNOLOGY — (8.4%)
Amkor Technology, Inc.	2,212,058	41,608,811	0.4%
* Arrow Electronics, Inc.	701,840	82,718,862	0.7%
Concentrix Corp.	309,665	48,766,044	0.4%
Other Securities		873,579,673	7.3%

TOTAL INFORMATION TECHNOLOGY		1,046,673,390	8.8%

MATERIALS — (9.3%)
Alcoa Corp.	1,140,009	77,292,610	0.7%
Commercial Metals Co.	998,733	40,948,053	0.4%
Huntsman Corp.	1,829,461	61,963,844	0.5%
Olin Corp.	1,023,815	58,766,981	0.5%
Reliance Steel & Aluminum Co.	529,742	105,021,352	0.9%
Steel Dynamics, Inc.	1,207,024	103,502,308	0.9%
Westlake Corp.	623,486	78,902,153	0.7%
Other Securities		631,832,668	5.2%

TOTAL MATERIALS		1,158,229,969	9.8%

REAL ESTATE — (0.9%)
* Jones Lang LaSalle, Inc.	229,654	50,232,219	0.4%
Other Securities		62,402,444	0.5%

TOTAL REAL ESTATE		112,634,663	0.9%

UTILITIES — (0.5%)
Vistra Corp.	1,668,770	41,752,625	0.4%
Other Securities		21,482,570	0.1%

TOTAL UTILITIES		63,235,195	0.5%

TOTAL COMMON STOCKS		11,731,288,068	98.9%

PREFERRED STOCKS — (0.1%)
COMMUNICATION SERVICES — (0.0%)
Other Security		484,564	0.0%

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
CONSUMER DISCRETIONARY — (0.0%)
Other Security		$588,774	0.0%

INDUSTRIALS — (0.1%)
Other Security		4,984,402	0.1%

TOTAL PREFERRED STOCKS		6,057,740	0.1%

TOTAL INVESTMENT SECURITIES (Cost $8,115,789,505)		11,737,345,808

TEMPORARY CASH INVESTMENTS — (1.0%)
State Street Institutional U.S. Government Money Market Fund, 0.290%	123,904,550	123,904,550	1.1%

SECURITIES LENDING COLLATERAL — (4.3%)
@§ The DFA Short Term Investment Fund	46,491,213	537,763,858	4.5%

TOTAL INVESTMENTS—(100.0%) (Cost $8,777,444,434)		$12,399,014,216	104.6%

As of April 30, 2022, U.S. Targeted Value Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	528	06/17/22	$113,510,196	$108,966,000	$(4,544,196)

Total Futures Contracts			$113,510,196	$108,966,000	$(4,544,196)

Summary of the Portfolio’s investments as of April 30, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$319,193,746	—	$80,910	$319,274,656
Consumer Discretionary	1,431,427,352	—	23,663	1,431,451,015
Consumer Staples	617,788,211	$10,546	—	617,798,757
Energy	1,162,514,421	—	—	1,162,514,421
Financials	3,101,950,697	135,973	—	3,102,086,670
Health Care	574,061,909	—	5,965,846	580,027,755
Industrials	2,137,361,577	—	—	2,137,361,577
Information Technology.	1,046,673,390	—	—	1,046,673,390
Materials	1,158,229,969	—	—	1,158,229,969
Real Estate	112,634,663	—	—	112,634,663
Utilities	63,235,195	—	—	63,235,195
Preferred Stocks
Communication Services	484,564	—	—	484,564
Consumer Discretionary	588,774	—	—	588,774
Industrials	4,984,402	—	—	4,984,402
Temporary Cash Investments	123,904,550	—	—	123,904,550

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Securities Lending Collateral	—	$537,763,858	—	$537,763,858
Futures Contracts**	$(4,544,196)	—	—	(4,544,196)

TOTAL	$11,850,489,224	$537,910,377	$6,070,419^	$12,394,470,020

**	Valued at the unrealized appreciation/(depreciation) on the investment.
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

U.S. SMALL CAP VALUE PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2022

(Unaudited)

		Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (94.4%)
COMMUNICATION SERVICES — (2.3%)
	Other Securities		$332,839,054	2.4%

CONSUMER DISCRETIONARY — (12.3%)
#	Dillard’s, Inc., Class A	315,176	95,753,621	0.7%
*	Goodyear Tire & Rubber Co.	4,655,406	62,010,008	0.5%
#	Group 1 Automotive, Inc.	366,994	63,908,335	0.5%
	Penske Automotive Group, Inc.	931,568	97,646,958	0.7%
	PVH Corp.	789,165	57,435,429	0.4%
*	Taylor Morrison Home Corp.	2,837,880	74,324,077	0.5%
	Other Securities		1,342,257,692	9.6%

TOTAL CONSUMER DISCRETIONARY			1,793,336,120	12.9%

CONSUMER STAPLES — (4.5%)
*	Hostess Brands, Inc.	2,975,460	67,513,187	0.5%
	Seaboard Corp.	16,823	71,077,007	0.5%
	Other Securities		516,300,776	3.7%

TOTAL CONSUMER STAPLES			654,890,970	4.7%

ENERGY — (10.7%)
*	Antero Resources Corp.	3,656,737	128,717,142	0.9%
*	CNX Resources Corp.	4,881,877	100,322,572	0.7%
#	Helmerich & Payne, Inc.	1,573,210	72,414,856	0.5%
*	HF Sinclair Corp.	1,962,156	74,601,171	0.5%
#	Matador Resources Co.	1,385,059	67,618,580	0.5%
#	Murphy Oil Corp.	3,134,039	119,344,205	0.9%
#	PDC Energy, Inc.	1,703,473	118,800,207	0.9%
	Other Securities		875,314,654	6.3%

TOTAL ENERGY			1,557,133,387	11.2%

FINANCIALS — (25.8%)
	American Equity Investment Life Holding Co.	2,442,493	92,130,836	0.7%
	Associated Banc-Corp.	3,366,293	67,157,545	0.5%
#	Assured Guaranty Ltd.	1,089,073	60,062,376	0.4%
	Bank OZK	2,128,247	81,767,250	0.6%
	First BanCorp.	5,108,536	69,527,175	0.5%
	FNB Corp.	6,864,649	79,080,756	0.6%
	Hancock Whitney Corp.	1,362,991	63,747,089	0.5%
	Navient Corp.	3,685,858	58,568,284	0.4%
	Nelnet, Inc., Class A	765,019	62,785,109	0.5%
#	New York Community Bancorp, Inc.	7,340,140	67,822,894	0.5%
	Old National Bancorp.	5,716,574	86,663,262	0.6%
#	Popular, Inc.	1,347,670	105,104,783	0.8%
#	United Bankshares, Inc.	1,873,822	62,323,320	0.5%
	Unum Group	3,118,080	95,163,802	0.7%
	Valley National Bancorp.	6,775,747	81,173,449	0.6%
#	Washington Federal, Inc.	1,927,889	58,665,662	0.4%
	Webster Financial Corp.	1,193,559	59,666,014	0.4%
	Wintrust Financial Corp.	650,198	56,775,289	0.4%

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
FINANCIALS — (Continued)
Other Securities		$2,440,125,311	17.4%

TOTAL FINANCIALS		3,748,310,206	27.0%

HEALTH CARE — (4.0%)
* Acadia Healthcare Co., Inc.	1,797,648	122,024,346	0.9%
#* Allscripts Healthcare Solutions, Inc.	2,774,616	57,323,567	0.4%
* Prestige Consumer Healthcare, Inc.	1,027,701	56,174,137	0.4%
Other Securities		353,864,244	2.6%

TOTAL HEALTH CARE		589,386,294	4.3%

INDUSTRIALS — (19.4%)
# ABM Industries, Inc.	1,324,312	63,924,540	0.5%
# Air Lease Corp.	2,139,027	86,160,008	0.6%
#* Beacon Roofing Supply, Inc.	1,338,710	79,827,277	0.6%
# GATX Corp.	785,940	81,258,337	0.6%
Triton International Ltd.	1,470,305	89,820,932	0.7%
* WESCO International, Inc.	828,286	102,094,532	0.7%
Other Securities		2,325,102,827	16.7%

TOTAL INDUSTRIALS		2,828,188,453	20.4%

INFORMATION TECHNOLOGY — (6.8%)
# Amkor Technology, Inc.	5,369,322	100,996,947	0.7%
Avnet, Inc.	1,508,535	65,862,638	0.5%
#* Insight Enterprises, Inc.	634,944	63,094,385	0.5%
* Sanmina Corp.	1,480,147	60,523,211	0.4%
Other Securities		693,061,327	5.0%

TOTAL INFORMATION TECHNOLOGY		983,538,508	7.1%

MATERIALS — (7.4%)
Commercial Metals Co.	2,548,479	104,487,639	0.8%
Element Solutions, Inc.	5,428,753	111,940,887	0.8%
U.S. Steel Corp.	1,946,664	59,353,785	0.4%
Other Securities		795,976,489	5.7%

TOTAL MATERIALS		1,071,758,800	7.7%

REAL ESTATE — (0.8%)
Other Securities		110,670,570	0.8%

UTILITIES — (0.4%)
Other Securities		59,264,036	0.4%

TOTAL COMMON STOCKS		13,729,316,398	98.9%

PREFERRED STOCKS — (0.1%)
COMMUNICATION SERVICES — (0.0%)
Other Security		368,262	0.0%

CONSUMER DISCRETIONARY — (0.0%)
Other Security		6,542,029	0.0%

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
INDUSTRIALS — (0.1%)
Other Security		$9,027,368	0.1%

TOTAL PREFERRED STOCKS		15,937,659	0.1%

TOTAL INVESTMENT SECURITIES (Cost $9,326,706,830)		13,745,254,057

TEMPORARY CASH INVESTMENTS — (0.9%)
State Street Institutional U.S. Government Money Market Fund, 0.290%	131,284,411	131,284,411	0.9%

SECURITIES LENDING COLLATERAL — (4.6%)
@§ The DFA Short Term Investment Fund	58,256,707	673,855,325	4.9%

TOTAL INVESTMENTS—(100.0%) (Cost $10,131,797,241)		$14,550,393,793	104.8%

As of April 30, 2022, U.S. Small Cap Value Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	609	06/17/22	$136,416,996	$125,682,375	$(10,734,621)

Total Futures Contracts			$136,416,996	$125,682,375	$(10,734,621)

Summary of the Portfolio’s investments as of April 30, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$332,769,260	—	$69,794	$332,839,054
Consumer Discretionary	1,792,723,878	$591,846	20,396	1,793,336,120
Consumer Staples	653,550,654	1,340,316	—	654,890,970
Energy	1,557,133,387	—	—	1,557,133,387
Financials	3,747,155,206	1,155,000	—	3,748,310,206
Health Care	585,179,903	—	4,206,391	589,386,294
Industrials	2,828,188,453	—	—	2,828,188,453
Information Technology	983,538,508	—	—	983,538,508
Materials.	1,070,418,920	1,339,880	—	1,071,758,800
Real Estate	110,670,570	—	—	110,670,570
Utilities	59,264,036	—	—	59,264,036
Preferred Stocks
Communication Services	368,262	—	—	368,262
Consumer Discretionary	6,542,029	—	—	6,542,029
Industrials	9,027,368	—	—	9,027,368
Temporary Cash Investments	131,284,411	—	—	131,284,411

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Securities Lending Collateral	—	$673,855,325	—	$673,855,325
Futures Contracts**	$(10,734,621)	—	—	(10,734,621)

TOTAL	$13,857,080,224	$678,282,367	$4,296,581^	$14,539,659,172

**	Valued at the unrealized appreciation/(depreciation) on the investment.
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

U.S. CORE EQUITY 1 PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2022

(Unaudited)

	Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (97.3%)
COMMUNICATION SERVICES — (7.0%)
* Alphabet, Inc., Class A	160,600	$366,519,714	1.2%
* Alphabet, Inc., Class C	144,137	331,418,528	1.1%
AT&T, Inc.	5,637,292	106,319,327	0.4%
Comcast Corp., Class A	3,386,644	134,652,965	0.5%
* Facebook, Inc., Class A	1,443,076	289,293,446	1.0%
Verizon Communications, Inc.	3,928,608	181,894,550	0.6%
Other Securities		694,366,523	2.3%

TOTAL COMMUNICATION SERVICES		2,104,465,053	7.1%

CONSUMER DISCRETIONARY — (11.0%)
* Amazon.com, Inc.	245,859	611,114,506	2.1%
Home Depot, Inc.	578,985	173,927,094	0.6%
McDonald’s Corp.	398,179	99,210,280	0.4%
NIKE, Inc., Class B	800,025	99,763,117	0.4%
* Tesla, Inc.	209,330	182,276,191	0.6%
Other Securities		2,159,184,804	7.1%

TOTAL CONSUMER DISCRETIONARY		3,325,475,992	11.2%

CONSUMER STAPLES — (6.7%)
Coca-Cola Co.	2,614,699	168,935,702	0.6%
Costco Wholesale Corp.	266,821	141,874,062	0.5%
PepsiCo, Inc.	1,155,131	198,347,544	0.7%
Procter & Gamble Co.	1,579,025	253,512,464	0.9%
Walmart, Inc.	985,735	150,807,598	0.5%
Other Securities		1,110,865,583	3.6%

TOTAL CONSUMER STAPLES		2,024,342,953	6.8%

ENERGY — (5.1%)
Chevron Corp.	1,292,636	202,517,282	0.7%
ConocoPhillips	1,164,407	111,224,157	0.4%
Exxon Mobil Corp.	2,846,089	242,629,087	0.8%
Other Securities		987,766,231	3.3%

TOTAL ENERGY		1,544,136,757	5.2%

FINANCIALS — (13.3%)
Bank of America Corp.	3,912,477	139,597,179	0.5%
* Berkshire Hathaway, Inc., Class B	954,456	308,127,030	1.1%
JPMorgan Chase & Co.	2,201,688	262,793,480	0.9%
Wells Fargo & Co.	2,169,645	94,661,611	0.3%
Other Securities		3,194,713,910	10.7%

TOTAL FINANCIALS		3,999,893,210	13.5%

HEALTH CARE — (12.1%)
Abbott Laboratories	827,295	93,897,982	0.3%
AbbVie, Inc.	1,217,399	178,811,565	0.6%
Amgen, Inc.	395,045	92,120,544	0.3%
Bristol-Myers Squibb Co.	1,399,024	105,304,536	0.4%
CVS Health Corp.	1,042,089	100,176,016	0.4%

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
HEALTH CARE — (Continued)
Eli Lilly & Co.	520,601	$152,083,170	0.5%
Johnson & Johnson	1,786,700	322,427,882	1.1%
Merck & Co., Inc.	1,532,708	135,935,873	0.5%
Pfizer, Inc.	3,028,207	148,594,117	0.5%
Thermo Fisher Scientific, Inc.	186,998	103,394,934	0.4%
UnitedHealth Group, Inc.	557,641	283,588,331	1.0%
Other Securities		1,944,908,897	6.4%

TOTAL HEALTH CARE		3,661,243,847	12.4%

INDUSTRIALS — (11.7%)
Union Pacific Corp.	458,821	107,497,172	0.4%
United Parcel Service, Inc., Class B	506,541	91,167,249	0.3%
Other Securities		3,327,223,872	11.2%

TOTAL INDUSTRIALS		3,525,888,293	11.9%

INFORMATION TECHNOLOGY — (22.8%)
Accenture PLC, Class A	421,535	126,612,253	0.4%
* Adobe, Inc.	257,391	101,913,966	0.4%
Apple, Inc.	9,509,639	1,499,194,588	5.1%
Broadcom, Inc.	323,073	179,108,440	0.6%
Cisco Systems, Inc.	2,518,417	123,352,065	0.4%
Intel Corp.	4,067,165	177,287,722	0.6%
International Business Machines Corp.	798,816	105,611,463	0.4%
Mastercard, Inc., Class A	587,619	213,528,992	0.7%
Microsoft Corp.	4,150,122	1,151,741,857	3.9%
NVIDIA Corp.	1,138,596	211,175,400	0.7%
QUALCOMM, Inc.	829,776	115,911,409	0.4%
Texas Instruments, Inc.	750,861	127,834,085	0.4%
# Visa, Inc., Class A	999,910	213,110,818	0.7%
Other Securities		2,529,517,118	8.5%

TOTAL INFORMATION TECHNOLOGY		6,875,900,176	23.2%

MATERIALS — (4.7%)
Other Securities		1,409,961,315	4.8%

REAL ESTATE — (0.3%)
Other Securities		82,394,810	0.3%

UTILITIES — (2.6%)
Other Securities		780,821,179	2.6%

TOTAL COMMON STOCKS		29,334,523,585	99.0%

PREFERRED STOCKS — (0.0%)
COMMUNICATION SERVICES — (0.0%)
Other Security		421,072	0.0%

CONSUMER DISCRETIONARY — (0.0%)
Other Security		904,021	0.0%

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
INDUSTRIALS — (0.0%)
Other Security		$1,539,416	0.0%

TOTAL PREFERRED STOCKS		2,864,509	0.0%

TOTAL INVESTMENT SECURITIES (Cost $13,290,244,636)		29,337,388,094

TEMPORARY CASH INVESTMENTS — (0.9%)
State Street Institutional U.S. Government Money Market Fund, 0.290%	284,165,040	284,165,040	1.0%

SECURITIES LENDING COLLATERAL — (1.8%)
@§ The DFA Short Term Investment Fund	46,889,474	542,370,548	1.8%

TOTAL INVESTMENTS—(100.0%) (Cost $14,116,736,137)		$30,163,923,682	101.8%

As of April 30, 2022, U.S. Core Equity 1 Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	1,222	06/17/22	$259,551,366	$252,190,250	$(7,361,116)

Total Futures Contracts			$259,551,366	$252,190,250	$(7,361,116)

Summary of the Portfolio’s investments as of April 30, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$2,104,453,975	$6,817	$4,261	$2,104,465,053
Consumer Discretionary	3,325,470,781	—	5,211	3,325,475,992
Consumer Staples	2,024,259,644	83,309	—	2,024,342,953
Energy	1,544,136,757	—	—	1,544,136,757
Financials	3,999,886,585	6,625	—	3,999,893,210
Health Care	3,659,672,267	46,827	1,524,753	3,661,243,847
Industrials	3,525,278,382	609,911	—	3,525,888,293
Information Technology	6,875,900,176	—	—	6,875,900,176
Materials	1,409,961,315	—	—	1,409,961,315
Real Estate	82,358,180	36,630	—	82,394,810
Utilities.	780,821,179	—	—	780,821,179
Preferred Stocks
Communication Services	421,072	—	—	421,072
Consumer Discretionary	904,021	—	—	904,021
Industrials	1,539,416	—	—	1,539,416
Temporary Cash Investments	284,165,040	—	—	284,165,040

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Securities Lending Collateral	—	$542,370,548	—	$542,370,548
Futures Contracts**	$(7,361,116)	—	—	(7,361,116)

TOTAL	$29,611,867,674	$543,160,667	$1,534,225^	$30,156,562,566

**	Valued at the unrealized appreciation/(depreciation) on the investment.
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

U.S. CORE EQUITY 2 PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2022

(Unaudited)

	Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (96.9%)
COMMUNICATION SERVICES — (6.3%)
* Alphabet, Inc., Class A	120,299	$274,545,175	0.9%
* Alphabet, Inc., Class C	118,065	271,470,396	0.9%
AT&T, Inc.	4,477,834	84,451,949	0.3%
Comcast Corp., Class A	3,103,081	123,378,501	0.4%
* Facebook, Inc., Class A	1,709,076	342,618,466	1.1%
Verizon Communications, Inc.	3,894,696	180,324,425	0.6%
Other Securities		719,895,888	2.2%

TOTAL COMMUNICATION SERVICES		1,996,684,800	6.4%

CONSUMER DISCRETIONARY — (10.9%)
* Amazon.com, Inc.	223,740	556,134,856	1.8%
Home Depot, Inc.	480,080	144,216,032	0.5%
NIKE, Inc., Class B	783,135	97,656,934	0.3%
Target Corp.	489,359	111,891,935	0.4%
Other Securities		2,540,002,513	8.1%

TOTAL CONSUMER DISCRETIONARY		3,449,902,270	11.1%

CONSUMER STAPLES — (6.5%)
Coca-Cola Co.	2,377,278	153,595,932	0.5%
Costco Wholesale Corp.	257,234	136,776,462	0.5%
PepsiCo, Inc.	1,083,200	185,996,272	0.6%
Procter & Gamble Co.	1,651,431	265,137,247	0.9%
Walmart, Inc.	1,082,813	165,659,561	0.5%
Other Securities		1,169,704,032	3.7%

TOTAL CONSUMER STAPLES		2,076,869,506	6.7%

ENERGY — (4.9%)
Chevron Corp.	1,064,475	166,771,298	0.5%
ConocoPhillips	1,162,116	111,005,320	0.4%
Exxon Mobil Corp.	2,347,826	200,152,167	0.7%
Other Securities		1,071,549,543	3.4%

TOTAL ENERGY		1,549,478,328	5.0%

FINANCIALS — (13.8%)
American Express Co.	617,346	107,856,520	0.4%
Bank of America Corp.	3,352,939	119,632,864	0.4%
* Berkshire Hathaway, Inc., Class B	840,748	271,418,677	0.9%
JPMorgan Chase & Co.	1,979,363	236,256,768	0.8%
Other Securities		3,664,510,770	11.6%

TOTAL FINANCIALS		4,399,675,599	14.1%

HEALTH CARE — (11.8%)
AbbVie, Inc.	1,169,550	171,783,504	0.6%
Amgen, Inc.	465,289	108,500,742	0.4%
Anthem, Inc.	165,540	83,089,492	0.3%
Bristol-Myers Squibb Co.	1,487,212	111,942,447	0.4%
Eli Lilly & Co.	538,596	157,340,049	0.5%
Johnson & Johnson	1,911,882	345,018,226	1.1%

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
HEALTH CARE — (Continued)
Merck & Co., Inc.	1,148,249	$101,838,204	0.3%
Pfizer, Inc.	3,366,832	165,210,446	0.5%
Thermo Fisher Scientific, Inc.	217,248	120,120,764	0.4%
UnitedHealth Group, Inc.	470,835	239,443,139	0.8%
Other Securities		2,150,244,733	6.8%

TOTAL HEALTH CARE		3,754,531,746	12.1%

INDUSTRIALS — (13.2%)
Caterpillar, Inc.	434,771	91,536,686	0.3%
Deere & Co.	214,381	80,939,547	0.3%
Union Pacific Corp.	574,109	134,507,998	0.4%
United Parcel Service, Inc., Class B	446,131	80,294,657	0.3%
Other Securities		3,803,744,866	12.2%

TOTAL INDUSTRIALS		4,191,023,754	13.5%

INFORMATION TECHNOLOGY — (22.3%)
Accenture PLC, Class A	449,831	135,111,239	0.4%
* Adobe, Inc.	232,818	92,184,287	0.3%
Apple, Inc.	10,077,090	1,588,653,238	5.1%
Broadcom, Inc.	284,762	157,869,205	0.5%
Cisco Systems, Inc.	2,336,010	114,417,770	0.4%
Intel Corp.	3,268,769	142,485,641	0.5%
International Business Machines Corp.	704,432	93,132,955	0.3%
Mastercard, Inc., Class A	587,552	213,504,646	0.7%
Microsoft Corp.	4,567,509	1,267,575,098	4.1%
NVIDIA Corp.	503,535	93,390,636	0.3%
QUALCOMM, Inc.	817,724	114,227,866	0.4%
Texas Instruments, Inc.	676,325	115,144,331	0.4%
# Visa, Inc., Class A	1,052,889	224,402,233	0.7%
Other Securities		2,740,391,256	8.7%

TOTAL INFORMATION TECHNOLOGY		7,092,490,401	22.8%

MATERIALS — (5.0%)
Other Securities.		1,582,473,483	5.1%

REAL ESTATE — (0.3%)
Other Securities		110,267,677	0.4%

UTILITIES — (1.9%)
Other Securities		593,424,272	1.9%

TOTAL COMMON STOCKS		30,796,821,836	99.1%

PREFERRED STOCKS — (0.0%)
COMMUNICATION SERVICES — (0.0%)
Other Security		652,728	0.0%

CONSUMER DISCRETIONARY — (0.0%)
Other Security		1,364,383	0.0%

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
INDUSTRIALS — (0.0%)
Other Security		$2,100,566	0.0%

TOTAL PREFERRED STOCKS		4,117,677	0.0%

TOTAL INVESTMENT SECURITIES (Cost $14,189,682,249)		30,800,939,513

TEMPORARY CASH INVESTMENTS — (0.9%)
State Street Institutional U.S. Government Money Market Fund, 0.290%	270,682,453	270,682,453	0.9%

SECURITIES LENDING COLLATERAL — (2.2%)
@§ The DFA Short Term Investment Fund	60,773,307	702,964,838	2.2%

TOTAL INVESTMENTS—(100.0%) (Cost $15,163,231,111)		$31,774,586,804	102.2%

As of April 30, 2022, U.S. Core Equity 2 Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	1,292	06/17/22	$274,421,666	$266,636,500	$(7,785,166)

Total Futures Contracts			$274,421,666	$266,636,500	$(7,785,166)

Summary of the Portfolio’s investments as of April 30, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$1,996,503,388	$169,473	$11,939	$1,996,684,800
Consumer Discretionary	3,449,894,946	—	7,324	3,449,902,270
Consumer Staples	2,076,757,962	111,544	—	2,076,869,506
Energy	1,549,478,328	—	—	1,549,478,328
Financials	4,399,561,169	114,430	—	4,399,675,599
Health Care	3,752,112,291	44,420	2,375,035	3,754,531,746
Industrials	4,189,690,449	1,333,305	—	4,191,023,754
Information Technology	7,092,489,804	—	597	7,092,490,401
Materials	1,582,473,483	—	—	1,582,473,483
Real Estate	110,157,258	110,419	—	110,267,677
Utilities	593,424,272	—	—	593,424,272
Preferred Stocks
Communication Services	652,728	—	—	652,728
Consumer Discretionary	1,364,383	—	—	1,364,383
Industrials	2,100,566	—	—	2,100,566
Temporary Cash Investments	270,682,453	—	—	270,682,453

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Securities Lending Collateral	—	$702,964,838	—	$702,964,838
Futures Contracts**	$(7,785,166)	—	—	(7,785,166)

TOTAL	$31,059,558,314	$704,848,429	$2,394,895^	$31,766,801,638

**	Valued at the unrealized appreciation/(depreciation) on the investment.
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

U.S. VECTOR EQUITY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2022

(Unaudited)

	Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (95.7%)
COMMUNICATION SERVICES — (5.9%)
* Alphabet, Inc., Class A	10,216	$23,314,853	0.5%
* Alphabet, Inc., Class C	10,629	24,439,579	0.6%
AT&T, Inc.	728,166	13,733,211	0.3%
Comcast Corp., Class A	414,662	16,486,961	0.4%
* Facebook, Inc., Class A	188,733	37,835,305	0.8%
#* Liberty Media Corp.-Liberty Formula One, Class C	151,032	9,413,825	0.2%
Verizon Communications, Inc.	403,352	18,675,198	0.4%
Other Securities		134,527,580	2.9%

TOTAL COMMUNICATION SERVICES		278,426,512	6.1%

CONSUMER DISCRETIONARY — (10.2%)
Penske Automotive Group, Inc.	101,131	10,600,551	0.2%
Other Securities		471,260,586	10.4%

TOTAL CONSUMER DISCRETIONARY		481,861,137	10.6%

CONSUMER STAPLES — (5.1%)
Bunge Ltd.	114,831	12,989,683	0.3%
Procter & Gamble Co.	90,151	14,473,743	0.3%
Tyson Foods, Inc., Class A	113,483	10,572,076	0.2%
Walmart, Inc.	66,887	10,233,042	0.2%
Other Securities		190,255,624	4.2%

TOTAL CONSUMER STAPLES		238,524,168	5.2%

ENERGY — (8.7%)
Cabot Oil & Gas Corp.	441,905	12,722,445	0.3%
Chevron Corp.	174,722	27,373,696	0.6%
ConocoPhillips	192,734	18,409,952	0.4%
Devon Energy Corp.	333,906	19,423,312	0.4%
EOG Resources, Inc.	113,997	13,310,290	0.3%
Exxon Mobil Corp.	384,258	32,757,994	0.7%
Marathon Petroleum Corp.	137,887	12,032,020	0.3%
Occidental Petroleum Corp.	223,445	12,309,585	0.3%
* Range Resources Corp.	329,735	9,872,266	0.2%
Valero Energy Corp.	96,071	10,709,995	0.2%
Other Securities		240,016,473	5.3%

TOTAL ENERGY		408,938,028	9.0%

FINANCIALS — (20.7%)
Allstate Corp.	129,570	16,395,788	0.4%
Bank of America Corp.	491,054	17,520,807	0.4%
* Berkshire Hathaway, Inc., Class B	110,049	35,527,119	0.8%
First Horizon Corp.	432,866	9,687,541	0.2%
Goldman Sachs Group, Inc.	30,388	9,283,230	0.2%
Hartford Financial Services Group, Inc.	139,081	9,725,934	0.2%
JPMorgan Chase & Co.	273,311	32,622,401	0.7%
M&T Bank Corp.	67,444	11,238,868	0.3%
Morgan Stanley	152,000	12,249,680	0.3%
Wells Fargo & Co.	272,077	11,870,720	0.3%

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
FINANCIALS — (Continued)
Other Securities		$807,256,471	17.6%

TOTAL FINANCIALS		973,378,559	21.4%

HEALTH CARE — (10.2%)
Bristol-Myers Squibb Co.	131,075	9,866,015	0.2%
CVS Health Corp.	118,113	11,354,203	0.3%
Johnson & Johnson	134,528	24,276,923	0.5%
Merck & Co., Inc.	111,689	9,905,697	0.2%
Pfizer, Inc.	341,124	16,738,955	0.4%
Thermo Fisher Scientific, Inc.	17,196	9,508,012	0.2%
UnitedHealth Group, Inc.	43,446	22,094,463	0.5%
Other Securities		375,121,398	8.2%

TOTAL HEALTH CARE		478,865,666	10.5%

INDUSTRIALS — (15.7%)
* Builders FirstSource, Inc.	198,153	12,200,280	0.3%
Raytheon Technologies Corp.	115,471	10,959,353	0.2%
Other Securities		716,222,082	15.7%

TOTAL INDUSTRIALS		739,381,715	16.2%

INFORMATION TECHNOLOGY — (10.3%)
Intel Corp.	498,460	21,727,871	0.5%
Micron Technology, Inc.	133,994	9,137,051	0.2%
Other Securities		454,032,058	10.0%

TOTAL INFORMATION TECHNOLOGY		484,896,980	10.7%

MATERIALS — (7.2%)
Corteva, Inc.	231,705	13,367,061	0.3%
Mosaic Co.	145,688	9,093,845	0.2%
Nucor Corp.	127,109	19,673,931	0.4%
Reliance Steel & Aluminum Co.	62,227	12,336,503	0.3%
Steel Dynamics, Inc.	170,812	14,647,129	0.3%
Westlake Corp.	72,184	9,134,885	0.2%
Other Securities		261,667,038	5.8%

TOTAL MATERIALS		339,920,392	7.5%

REAL ESTATE — (0.6%)
Other Securities		29,334,967	0.6%

UTILITIES — (1.1%)
Other Securities		52,423,313	1.2%

TOTAL COMMON STOCKS		4,505,951,437	99.0%

PREFERRED STOCKS — (0.0%)
COMMUNICATION SERVICES — (0.0%)
Other Security		406,108	0.0%

CONSUMER DISCRETIONARY — (0.0%)
Other Security		391,919	0.0%

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
INDUSTRIALS — (0.0%)
Other Security		$840,426	0.0%

TOTAL PREFERRED STOCKS		1,638,453	0.0%

TOTAL INVESTMENT SECURITIES (Cost $2,365,770,104)		4,507,589,890

TEMPORARY CASH INVESTMENTS — (0.9%)
State Street Institutional U.S. Government MoneyMarket Fund, 0.290%	42,413,943	42,413,943	1.0%

SECURITIES LENDING COLLATERAL — (3.4%)
@§ The DFA Short Term Investment Fund	13,854,505	160,255,064	3.5%

TOTAL INVESTMENTS—(100.0%) (Cost $2,568,405,399)		$4,710,258,897	103.5%

As of April 30, 2022, U.S. Vector Equity Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	175	06/17/22	$37,169,788	$36,115,625	$(1,054,163)

Total Futures Contracts			$37,169,788	$36,115,625	$(1,054,163)

Summary of the Portfolio’s investments as of April 30, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$278,392,520	$29,189	$4,803	$278,426,512
Consumer Discretionary	481,820,428	38,430	2,279	481,861,137
Consumer Staples	238,454,362	69,806	—	238,524,168
Energy	408,938,028	—	—	408,938,028
Financials	973,306,430	72,129	—	973,378,559
Health Care	477,122,075	20,686	1,722,905	478,865,666
Industrials	739,057,666	324,049	—	739,381,715
Information Technology	484,896,980	—	—	484,896,980
Materials	339,920,392	—	—	339,920,392
Real Estate	29,334,967	—	—	29,334,967
Utilities	52,423,313	—	—	52,423,313
Preferred Stocks
Communication Services	406,108	—	—	406,108
Consumer Discretionary	391,919	—	—	391,919
Industrials	840,426	—	—	840,426
Temporary Cash Investments	42,413,943	—	—	42,413,943

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Securities Lending Collateral	—	$160,255,064	—	$160,255,064
Futures Contracts**	$(1,054,163)	—	—	(1,054,163)

TOTAL	$4,546,665,394	$160,809,353	$1,729,987^	$4,709,204,734

**	Valued at the unrealized appreciation/(depreciation) on the investment.
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

U.S. SMALL CAP PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2022

(Unaudited)

		Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (92.2%)
COMMUNICATION SERVICES — (2.3%)
#	Nexstar Media Group, Inc., Class A	289,770	$45,905,363	0.3%
	Other Securities		296,883,772	2.2%

TOTAL COMMUNICATION SERVICES			342,789,135	2.5%

CONSUMER DISCRETIONARY — (11.9%)
#*	Helen of Troy Ltd.	181,843	39,007,142	0.3%
	Murphy USA, Inc.	187,244	43,740,198	0.3%
#	Penske Automotive Group, Inc.	459,396	48,153,889	0.4%
	Other Securities		1,632,380,795	11.7%

TOTAL CONSUMER DISCRETIONARY			1,763,282,024	12.7%

CONSUMER STAPLES — (3.8%)
*	BJ’s Wholesale Club Holdings, Inc.	580,667	37,365,921	0.3%
	Other Securities		521,061,746	3.7%

TOTAL CONSUMER STAPLES			558,427,667	4.0%

ENERGY — (4.7%)
*	Antero Resources Corp.	1,451,923	51,107,690	0.4%
#	Matador Resources Co.	837,983	40,910,330	0.3%
#	PDC Energy, Inc.	695,473	48,502,287	0.4%
*	Range Resources Corp.	1,855,392	55,550,436	0.4%
	Other Securities		507,773,864	3.6%

TOTAL ENERGY			703,844,607	5.1%

FINANCIALS — (18.8%)
	Glacier Bancorp, Inc.	783,244	35,841,245	0.3%
#	RLI Corp.	312,890	35,913,514	0.3%
#	Selective Insurance Group, Inc.	438,122	36,083,728	0.3%
	South State Corp.	477,752	36,997,115	0.3%
#	Valley National Bancorp	2,890,816	34,631,976	0.3%
	Walker & Dunlop, Inc.	288,718	34,576,868	0.3%
	Webster Financial Corp.	708,767	35,431,262	0.3%
	Other Securities		2,553,731,747	18.1%

TOTAL FINANCIALS			2,803,207,455	20.2%

HEALTH CARE — (11.1%)
*	Acadia Healthcare Co., Inc.	646,311	43,871,591	0.3%
#*	AMN Healthcare Services, Inc.	409,106	39,990,112	0.3%
	Ensign Group, Inc.	459,736	36,930,593	0.3%
#*	Omnicell, Inc.	358,795	39,169,650	0.3%
*	Tenet Healthcare Corp.	623,478	45,208,390	0.3%
	Other Securities		1,450,182,209	10.4%

TOTAL HEALTH CARE			1,655,352,545	11.9%

INDUSTRIALS — (18.5%)
#*	ASGN, Inc.	383,666	43,526,908	0.3%
*	Casella Waste Systems, Inc., Class A	415,573	34,176,724	0.3%

U.S. SMALL CAP PORTFOLIO

CONTINUED

		Shares	Value†	Percentage of Net Assets‡
INDUSTRIALS — (Continued)
#*	Chart Industries, Inc.	257,176	$43,416,452	0.3%
*	Clean Harbors, Inc.	368,946	38,713,504	0.3%
	Exponent, Inc.	422,177	40,448,778	0.3%
#*	FTI Consulting, Inc.	254,090	40,072,534	0.3%
#	KBR, Inc.	768,073	37,812,234	0.3%
	Regal Rexnord Corp.	369,133	46,968,483	0.3%
*	Saia, Inc.	198,107	40,802,118	0.3%
	Simpson Manufacturing Co., Inc.	344,633	35,728,103	0.3%
#	Tetra Tech, Inc.	289,234	40,284,512	0.3%
*	TriNet Group, Inc.	389,730	34,569,051	0.3%
	UFP Industries, Inc.	457,323	35,383,081	0.3%
	Valmont Industries, Inc.	151,578	37,714,122	0.3%
#*	WESCO International, Inc.	400,411	49,354,660	0.4%
	Other Securities		2,151,477,029	15.2%

TOTAL INDUSTRIALS			2,750,448,293	19.8%

INFORMATION TECHNOLOGY — (11.8%)
#	Amkor Technology, Inc.	1,892,325	35,594,633	0.3%
	CMC Materials, Inc.	215,390	38,535,425	0.3%
#*	ExlService Holdings, Inc.	267,223	36,382,412	0.3%
*	Lattice Semiconductor Corp.	718,184	34,501,559	0.3%
	Power Integrations, Inc.	433,937	34,714,960	0.3%
#*	Qualys, Inc.	271,023	36,935,014	0.3%
*	Rogers Corp.	125,982	34,105,847	0.3%
*	Synaptics, Inc.	264,687	39,290,138	0.3%
	Other Securities		1,459,393,078	10.2%

TOTAL INFORMATION TECHNOLOGY			1,749,453,066	12.6%

MATERIALS — (5.8%)
	Commercial Metals Co.	840,801	34,472,841	0.3%
	Element Solutions, Inc.	1,771,575	36,529,876	0.3%
	Louisiana-Pacific Corp.	656,284	42,343,444	0.3%
	Olin Corp.	716,111	41,104,771	0.3%
	Valvoline, Inc.	1,130,165	34,164,888	0.3%
	Other Securities		677,946,770	4.8%

TOTAL MATERIALS			866,562,590	6.3%

REAL ESTATE — (0.6%)
	Other Securities		88,092,347	0.6%

UTILITIES — (2.9%)
	Other Securities		435,599,891	3.2%

TOTAL COMMON STOCKS			13,717,059,620	98.9%

PREFERRED STOCKS — (0.0%)
COMMUNICATION SERVICES — (0.0%)
	Other Security		1,064,772	0.0%

CONSUMER DISCRETIONARY — (0.0%)
	Other Security		716,535	0.0%

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
INDUSTRIALS — (0.0%)
Other Security		$4,402,924	0.0%

TOTAL PREFERRED STOCKS		6,184,231	0.0%

TOTAL INVESTMENT SECURITIES (Cost $7,977,883,942)		13,723,243,851

TEMPORARY CASH INVESTMENTS — (0.9%)
State Street Institutional U.S. Government Money Market Fund, 0.290%	139,638,227	139,638,227	1.0%

SECURITIES LENDING COLLATERAL — (6.9%)
@§ The DFA Short Term Investment Fund	87,987,859	1,017,755,565	7.3%

TOTAL INVESTMENTS—(100.0%) (Cost $9,135,223,320)		$14,880,637,642	107.2%

As of April 30, 2022, U.S. Small Cap Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	657	06/17/22	$140,229,035	$135,588,375	$(4,640,660)

Total Futures Contracts			$140,229,035	$135,588,375	$(4,640,660)

Summary of the Portfolio’s investments as of April 30, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$342,691,614	$60,603	$36,918	$342,789,135
Consumer Discretionary	1,763,249,783	—	32,241	1,763,282,024
Consumer Staples	558,271,762	155,905	—	558,427,667
Energy	703,844,607	—	—	703,844,607
Financials	2,802,981,380	226,075	—	2,803,207,455
Health Care	1,647,161,757	139,599	8,051,189	1,655,352,545
Industrials	2,750,448,293	—	—	2,750,448,293
Information Technology	1,749,441,055	—	12,011	1,749,453,066
Materials	866,562,590	—	—	866,562,590
Real Estate	88,084,207	8,140	—	88,092,347
Utilities	435,599,891	—	—	435,599,891
Preferred Stocks
Communication Services	1,064,772	—	—	1,064,772
Consumer Discretionary	716,535	—	—	716,535
Industrials	4,402,924	—	—	4,402,924
Temporary Cash Investments	139,638,227	—	—	139,638,227

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Securities Lending Collateral	—	$1,017,755,565	—	$1,017,755,565
Futures Contracts**	$(4,640,660)	—	—	(4,640,660)

TOTAL	$13,849,518,737	$1,018,345,887	$8,132,359^	$14,875,996,983

**	Valued at the unrealized appreciation/(depreciation) on the investment.

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

U.S. MICRO CAP PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2022

(Unaudited)

		Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (91.5%)
COMMUNICATION SERVICES — (2.7%)
	Other Securities		$186,202,910	2.9%

CONSUMER DISCRETIONARY — (10.9%)
*	Boot Barn Holdings, Inc.	208,553	18,782,283	0.3%
*	Cavco Industries, Inc.	67,389	15,920,651	0.3%
	Group 1 Automotive, Inc.	109,460	19,061,364	0.3%
*	Vista Outdoor, Inc.	499,839	17,609,328	0.3%
	Other Securities		684,157,749	10.6%

TOTAL CONSUMER DISCRETIONARY			755,531,375	11.8%

CONSUMER STAPLES — (4.8%)
	Coca-Cola Consolidated, Inc.	40,263	17,776,115	0.3%
#	Inter Parfums, Inc.	227,178	18,567,258	0.3%
#	Weis Markets, Inc.	196,657	15,708,961	0.2%
	Other Securities		281,838,458	4.4%

TOTAL CONSUMER STAPLES			333,890,792	5.2%

ENERGY — (7.0%)
#*	CNX Resources Corp.	1,229,443	25,265,054	0.4%
	Matador Resources Co.	468,288	22,861,820	0.4%
	Murphy Oil Corp.	474,245	18,059,250	0.3%
	Patterson-UTI Energy, Inc.	1,031,747	16,961,921	0.3%
	SM Energy Co.	554,197	19,690,619	0.3%
	Other Securities		386,184,276	5.9%

TOTAL ENERGY			489,022,940	7.6%

FINANCIALS — (20.2%)
#	BancFirst Corp.	239,834	19,606,429	0.3%
#	First BanCorp.	1,576,127	21,451,088	0.3%
#	Independent Bank Corp.	218,444	16,855,139	0.3%
	ServisFirst Bancshares, Inc.	201,449	16,180,384	0.3%
	Walker & Dunlop, Inc.	186,147	22,292,965	0.4%
	WSFS Financial Corp.	473,204	18,961,284	0.3%
	Other Securities		1,284,579,995	20.0%

TOTAL FINANCIALS			1,399,927,284	21.9%

HEALTH CARE — (10.2%)
#*	Allscripts Healthcare Solutions, Inc.	1,011,644	20,900,565	0.3%
*	CorVel Corp.	184,423	28,600,319	0.5%
*	Lantheus Holdings, Inc.	305,585	20,293,900	0.3%
#	Owens & Minor, Inc.	523,124	18,565,671	0.3%
*	Prestige Consumer Healthcare, Inc.	310,082	16,949,082	0.3%
	Other Securities		603,123,860	9.4%

TOTAL HEALTH CARE			708,433,397	11.1%

INDUSTRIALS — (16.4%)
	Albany International Corp., Class A	210,236	16,444,660	0.3%
*	Beacon Roofing Supply, Inc.	263,987	15,741,545	0.3%

U.S. MICRO CAP PORTFOLIO

CONTINUED

				Percentage
		Shares	Value†	of Net Assets‡
INDUSTRIALS — (Continued)
	Boise Cascade Co.	282,825	$21,375,913	0.3%
*	Casella Waste Systems, Inc., Class A	215,645	17,734,645	0.3%
*	CBIZ, Inc.	406,188	17,015,215	0.3%
	Comfort Systems USA, Inc.	256,609	21,662,932	0.3%
	Encore Wire Corp.	157,161	17,729,332	0.3%
	Forward Air Corp.	197,864	19,186,872	0.3%
	Helios Technologies, Inc.	244,713	16,439,819	0.3%
	Matson, Inc.	225,848	19,427,445	0.3%
*	Meritor, Inc.	526,014	18,889,163	0.3%
*	Veritiv Corp.	173,696	24,411,236	0.4%
	Other Securities		909,910,069	14.1%

TOTAL INDUSTRIALS			1,135,968,846	17.8%

INFORMATION TECHNOLOGY — (10.8%)
	Badger Meter, Inc.	199,391	16,088,860	0.3%
*	ExlService Holdings, Inc.	128,389	17,480,162	0.3%
*	Fabrinet	161,959	15,902,754	0.3%
*	FormFactor, Inc.	477,470	18,196,382	0.3%
#*	Insight Enterprises, Inc.	195,134	19,390,466	0.3%
#	Kulicke & Soffa Industries, Inc.	371,220	17,228,320	0.3%
#*	Perficient, Inc.	166,370	16,538,842	0.3%
*	Plexus Corp.	205,049	16,637,676	0.3%
#*	Rambus, Inc.	760,449	18,942,785	0.3%
*	Rogers Corp.	77,667	21,026,010	0.3%
	Other Securities		576,085,650	8.8%

TOTAL INFORMATION TECHNOLOGY			753,517,907	11.8%

MATERIALS — (5.4%)
	Innospec, Inc.	180,162	17,171,240	0.3%
	Stepan Co.	166,116	16,962,105	0.3%
	Other Securities		340,990,147	5.3%

TOTAL MATERIALS			375,123,492	5.9%

REAL ESTATE — (1.0%)
#	St. Joe Co.	421,390	22,422,162	0.4%
	Other Securities		50,464,016	0.7%

TOTAL REAL ESTATE			72,886,178	1.1%

UTILITIES — (2.1%)
	Otter Tail Corp.	297,207	17,226,118	0.3%
	Other Securities		129,594,064	2.0%

TOTAL UTILITIES			146,820,182	2.3%

TOTAL COMMON STOCKS			6,357,325,303	99.4%
PREFERRED STOCKS — (0.0%)
COMMUNICATION SERVICES — (0.0%)
	Other Security		512,434	0.0%

ENERGY — (0.0%)
	Other Security		22,777	0.0%

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
INDUSTRIALS — (0.0%)
Other Security		$1,585,210	0.0%

TOTAL PREFERRED STOCKS		2,120,421	0.0%

TOTAL INVESTMENT SECURITIES (Cost $3,932,603,946)		6,359,445,724

TEMPORARY CASH INVESTMENTS — (0.5%)
State Street Institutional U.S. Government Money Market Fund, 0.290%	34,242,812	34,242,812	0.5%

SECURITIES LENDING COLLATERAL — (8.0%)
@§ The DFA Short Term Investment Fund	47,790,991	552,798,392	8.7%

TOTAL INVESTMENTS—(100.0%) (Cost $4,519,587,484)		$6,946,486,928	108.6%

As of April 30, 2022, U.S. Micro Cap Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	154	06/17/22	$34,220,404	$31,781,750	$(2,438,654)

Total Futures Contracts			$34,220,404	$31,781,750	$(2,438,654)

Summary of the Portfolio’s investments as of April 30, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$185,949,342	$253,568	—	$186,202,910
Consumer Discretionary	755,289,015	216,916	$25,444	755,531,375
Consumer Staples	333,270,296	620,496	—	333,890,792
Energy	489,022,940	—	—	489,022,940
Financials	1,399,252,367	674,917	—	1,399,927,284
Health Care	704,890,948	50,061	3,492,388	708,433,397
Industrials	1,135,968,846	—	—	1,135,968,846
Information Technology	753,512,936	—	4,971	753,517,907
Materials	375,123,492	—	—	375,123,492
Real Estate	72,776,288	109,890	—	72,886,178
Utilities	146,820,182	—	—	146,820,182
Preferred Stocks
Communication Services	512,434	—	—	512,434
Energy	22,777	—	—	22,777
Industrials	1,585,210	—	—	1,585,210
Temporary Cash Investments	34,242,812	—	—	34,242,812

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Securities Lending Collateral	—	$552,798,392	—	$552,798,392
Futures Contracts**	$(2,438,654)	—	—	(2,438,654)

TOTAL	$6,385,801,231	$554,724,240	$3,522,803^	$6,944,048,274

**	Valued at the unrealized appreciation/(depreciation) on the investment.
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

U.S. HIGH RELATIVE PROFITABILITY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2022

(Unaudited)

	Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (99.3%)
COMMUNICATION SERVICES — (3.2%)
Verizon Communications, Inc.	2,648,296	$122,616,105	2.3%
Other Securities		43,750,359	0.9%

TOTAL COMMUNICATION SERVICES		166,366,464	3.2%

CONSUMER DISCRETIONARY — (16.4%)
* Amazon.com, Inc.	76,111	189,183,785	3.6%
Home Depot, Inc.	481,459	144,630,284	2.7%
Lowe’s Cos., Inc.	318,826	63,041,465	1.2%
* Marriott International, Inc., Class A	211,117	37,477,490	0.7%
NIKE, Inc., Class B	575,931	71,818,596	1.4%
Ross Stores, Inc.	382,448	38,156,837	0.7%
Target Corp.	303,381	69,368,066	1.3%
TJX Cos., Inc.	614,529	37,658,337	0.7%
Other Securities		208,640,732	4.1%

TOTAL CONSUMER DISCRETIONARY		859,975,592	16.4%

CONSUMER STAPLES — (13.1%)
Altria Group, Inc.	940,393	52,257,639	1.0%
Coca-Cola Co.	1,449,059	93,623,702	1.8%
Costco Wholesale Corp.	235,203	125,062,139	2.4%
Kroger Co.	743,305	40,108,738	0.8%
PepsiCo, Inc.	834,420	143,278,258	2.7%
Procter & Gamble Co.	569,800	91,481,390	1.7%
Sysco Corp.	440,209	37,629,065	0.7%
Other Securities		107,154,137	2.0%

TOTAL CONSUMER STAPLES		690,595,068	13.1%

ENERGY — (1.2%)
Occidental Petroleum Corp.	1,054,159	58,073,619	1.1%
Other Security		5,164,311	0.1%

TOTAL ENERGY		63,237,930	1.2%

FINANCIALS — (4.7%)
American Express Co.	367,569	64,217,980	1.2%
Aon PLC, Class A	153,324	44,155,779	0.9%
Other Securities		136,718,760	2.6%

TOTAL FINANCIALS		245,092,519	4.7%

HEALTH CARE — (12.1%)
AbbVie, Inc.	1,081,847	158,901,687	3.0%
Amgen, Inc.	324,244	75,610,458	1.4%
Eli Lilly & Co.	410,332	119,870,287	2.3%
Gilead Sciences, Inc.	705,383	41,857,427	0.8%
Zoetis, Inc.	201,953	35,796,169	0.7%
Other Securities		204,201,044	3.9%

TOTAL HEALTH CARE		636,237,072	12.1%

U.S. HIGH RELATIVE PROFITABILITY PORTFOLIO

CONTINUED

			Percentage
	Shares	Value†	of Net Assets‡
INDUSTRIALS — (12.8%)
3M Co.	338,651	$48,840,247	0.9%
Caterpillar, Inc.	292,468	61,576,213	1.2%
Cintas Corp.	88,706	35,239,346	0.7%
Deere & Co.	169,441	63,972,450	1.2%
Lockheed Martin Corp.	143,669	62,082,248	1.2%
Union Pacific Corp.	417,442	97,802,486	1.9%
United Parcel Service, Inc., Class B	394,779	71,052,324	1.4%
Waste Management, Inc.	218,335	35,903,007	0.7%
Other Securities		193,317,485	3.5%

TOTAL INDUSTRIALS		669,785,806	12.7%

INFORMATION TECHNOLOGY — (32.7%)
Accenture PLC, Class A	365,721	109,847,960	2.1%
Apple, Inc.	1,641,240	258,741,486	4.9%
Applied Materials, Inc.	565,423	62,394,428	1.2%
Automatic Data Processing, Inc.	232,781	50,788,159	1.0%
Broadcom, Inc.	285,810	158,450,206	3.0%
International Business Machines Corp.	569,673	75,316,467	1.4%
KLA Corp.	140,050	44,712,363	0.9%
Lam Research Corp.	72,492	33,763,874	0.7%
Mastercard, Inc., Class A	400,104	145,389,792	2.8%
Microsoft Corp.	927,148	257,302,113	4.9%
Oracle Corp.	1,054,524	77,402,062	1.5%
Paychex, Inc.	364,844	46,236,680	0.9%
QUALCOMM, Inc.	560,047	78,232,965	1.5%
Texas Instruments, Inc.	567,893	96,683,783	1.8%
Visa, Inc., Class A	191,663	40,849,135	0.8%
Other Securities		182,650,251	3.3%

TOTAL INFORMATION TECHNOLOGY		1,718,761,724	32.7%

MATERIALS — (3.0%)
LyondellBasell Industries NV, Class A	311,555	33,034,177	0.6%
Nucor Corp.	249,069	38,550,900	0.7%
Other Securities		84,863,209	1.7%

TOTAL MATERIALS		156,448,286	3.0%

UTILITIES — (0.1%)
Other Security		5,938,434	0.1%

TOTAL COMMON STOCKS (Cost $4,055,419,850)		5,212,438,895	99.2%

TEMPORARY CASH INVESTMENTS — (0.7%)
State Street Institutional U.S. Government Money Market Fund, 0.290%	38,953,029	38,953,029	0.7%

SECURITIES LENDING COLLATERAL — (0.0%)
@§ The DFA Short Term Investment Fund	13,275	153,555	0.0%

TOTAL INVESTMENTS—(100.0%) (Cost $4,094,526,434)		$5,251,545,479	99.9%

U.S. HIGH RELATIVE PROFITABILITY PORTFOLIO

CONTINUED

As of April 30, 2022, U.S. High Relative Profitability Portfolio had entered into the following outstanding futures contracts:

					Unrealized
	Number of	Expiration	Notional	Market	Appreciation
Description	Contracts	Date	Value	Value	(Depreciation)
Long Position Contracts:
S&P 500® Emini Index	178	06/17/22	$37,807,890	$36,734,750	$(1,073,140)

Total Futures Contracts			$37,807,890	$36,734,750	$(1,073,140)

Summary of the Portfolio’s investments as of April 30, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$166,366,464	—	—	$166,366,464
Consumer Discretionary	859,975,592	—	—	859,975,592
Consumer Staples	690,595,068	—	—	690,595,068
Energy	63,237,930	—	—	63,237,930
Financials	245,092,519	—	—	245,092,519
Health Care	636,237,072	—	—	636,237,072
Industrials	669,785,806	—	—	669,785,806
Information Technology	1,718,761,724	—	—	1,718,761,724
Materials	156,448,286	—	—	156,448,286
Utilities	5,938,434	—	—	5,938,434
Temporary Cash Investments	38,953,029	—	—	38,953,029
Securities Lending Collateral	—	$153,555	—	153,555
Futures Contracts**	(1,073,140)	—	—	(1,073,140)

TOTAL	$5,250,318,784	$153,555	—	$5,250,472,339

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

DFA REAL ESTATE SECURITIES PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2022

(Unaudited)

				Percentage
		Shares	Value†	of Net Assets‡
COMMON STOCKS — (97.9%)
REAL ESTATE — (97.9%)
	Alexandria Real Estate Equities, Inc.	1,103,284	$200,974,213	2.0%
	American Campus Communities, Inc.	999,383	64,630,099	0.6%
#	American Homes 4 Rent, Class A	2,213,649	87,682,637	0.9%
	American Tower Corp.	3,285,213	791,802,037	7.8%
	Apartment Income REIT Corp.	1,128,862	55,506,145	0.5%
	AvalonBay Communities, Inc.	1,006,363	228,927,455	2.2%
	Boston Properties, Inc.	1,062,174	124,911,662	1.2%
	Brixmor Property Group, Inc.	2,123,100	53,884,278	0.5%
	Camden Property Trust	743,031	116,574,134	1.1%
	Crown Castle International Corp.	3,120,317	577,913,912	5.7%
	CubeSmart	1,568,946	74,540,624	0.7%
	Digital Realty Trust, Inc.	2,034,164	297,232,044	2.9%
	Duke Realty Corp.	2,752,778	150,714,596	1.5%
	EastGroup Properties, Inc.	294,227	55,167,563	0.5%
	Equinix, Inc.	641,920	461,591,834	4.5%
	Equity LifeStyle Properties, Inc.	1,257,692	97,194,438	1.0%
	Equity Residential	2,561,927	208,797,051	2.0%
	Essex Property Trust, Inc.	469,841	154,704,546	1.5%
	Extra Space Storage, Inc.	954,714	181,395,660	1.8%
	Federal Realty Investment Trust	531,621	62,231,554	0.6%
	First Industrial Realty Trust, Inc.	939,366	54,483,228	0.5%
	Gaming & Leisure Properties, Inc.	1,676,907	74,421,133	0.7%
	Healthcare Trust of America, Inc., Class A	1,622,179	49,411,572	0.5%
	Healthpeak Properties, Inc.	3,836,023	125,859,915	1.2%
	Host Hotels & Resorts, Inc.	5,121,973	104,232,151	1.0%
	Invitation Homes, Inc.	4,378,644	174,357,604	1.7%
#	Iron Mountain, Inc.	2,065,977	111,004,944	1.1%
	Kilroy Realty Corp.	748,782	52,414,740	0.5%
	Kimco Realty Corp.	4,301,066	108,946,002	1.1%
	Lamar Advertising Co., Class A	627,845	69,320,366	0.7%
	Life Storage, Inc.	602,415	79,813,963	0.8%
#	Medical Properties Trust, Inc.	4,284,031	78,783,330	0.8%
	Mid-America Apartment Communities, Inc.	829,754	163,196,017	1.6%
	National Retail Properties, Inc.	1,258,773	55,184,608	0.5%
	Prologis, Inc.	5,313,282	851,665,972	8.3%
	Public Storage	1,129,551	419,628,197	4.1%
	Realty Income Corp.	4,279,712	296,840,824	2.9%
	Regency Centers Corp.	1,102,818	75,906,963	0.7%
	Rexford Industrial Realty, Inc.	1,110,009	86,625,102	0.9%
	SBA Communications Corp.	772,887	268,276,807	2.6%
	Simon Property Group, Inc.	2,349,646	277,258,228	2.7%
	STAG Industrial, Inc.	1,240,314	46,288,518	0.5%
	STORE Capital Corp.	1,762,800	50,116,404	0.5%
	Sun Communities, Inc.	840,791	147,617,676	1.4%
	UDR, Inc.	2,271,014	120,840,655	1.2%
	Ventas, Inc.	2,844,399	158,006,364	1.5%
	VICI Properties, Inc.	5,700,491	169,931,647	1.7%
	Welltower, Inc.	3,219,824	292,392,217	2.9%
	WP Carey, Inc.	1,368,353	110,521,872	1.1%

DFA REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

			Percentage
	Shares	Value†	of Net Assets‡
REAL ESTATE — (Continued)
Other Securities		$1,419,210,329	14.0%

TOTAL COMMON STOCKS (Cost $5,426,340,244)		10,138,933,830	99.2%

TEMPORARY CASH INVESTMENTS — (0.8%)
State Street Institutional U.S. Government Money Market Fund, 0.290%	82,455,746	82,455,746	0.8%

SECURITIES LENDING COLLATERAL — (1.3%)
@§ The DFA Short Term Investment Fund	11,271,108	130,372,903	1.3%

TOTAL INVESTMENTS—(100.0%) (Cost $5,639,159,564)		$10,351,762,479	101.3%

As of April 30, 2022, DFA Real Estate Securities Portfolio had entered into the following outstanding futures contracts:

					Unrealized
	Number of	Expiration	Notional	Market	Appreciation
Description	Contracts	Date	Value	Value	(Depreciation)
Long Position Contracts:
S&P 500® Emini Index	399	06/17/22	$88,042,800	$82,343,625	$(5,699,175)

Total Futures Contracts			$88,042,800	$82,343,625	$(5,699,175)

Summary of the Portfolio’s investments as of April 30, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Real Estate	$10,138,695,382	$238,448	—	$10,138,933,830
Temporary Cash Investments	82,455,746	—	—	82,455,746
Securities Lending Collateral	—	130,372,903	—	130,372,903
Futures Contracts**	(5,699,175)	—	—	(5,699,175)

TOTAL	$10,215,451,953	$130,611,351	—	$10,346,063,304

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2022

(Unaudited)

(Amounts in thousands, except share and per share amounts)

	Enhanced U.S. Large Company Portfolio*	U.S. Large Cap Equity Portfolio*	U.S. Large Cap Value Portfolio	U.S. Targeted Value Portfolio*
ASSETS:
Investments in Affiliated Investment Companies at Value	—	—	$23,839,873	—
Investment Securities at Value (including $18,193, $38,441, $0 and $669,002 of securities on loan, respectively)	$313,758	$1,844,503	—	$11,737,346
Temporary Cash Investments at Value & Cost	—	4,692	—	123,905
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $18,615, $5,466, $0 and $537,750, respectively)	18,615	5,465	—	537,764
Segregated Cash for Futures Contracts	—	—	—	5,914
Foreign Currencies at Value	19	—	—	—
Cash	14,018	—	—	—
Receivables:
Investment Securities Sold	1,698	116	—	9,335
Dividends and Interest	2,443	1,572	—	3,671
Securities Lending Income	2	6	—	110
Fund Shares Sold	66	945	14,356	12,190
Unrealized Gain on Forward Currency Contracts	3,720	—	—	—
Prepaid Expenses and Other Assets	21	18	161	159

Total Assets	354,360	1,857,317	23,854,390	12,430,394

LIABILITIES:
Payables:
Upon Return of Securities Loaned	18,613	5,478	—	538,165
Investment Securities Purchased	—	—	—	15,736
Fund Shares Redeemed	3,107	671	13,968	10,990
Due to Advisor	31	163	1,855	2,735
Futures Margin Variation	12,332	—	—	4,118
Unrealized Loss on Forward Currency Contracts	20	—	—	—
Accrued Expenses and Other Liabilities	69	165	787	988

Total Liabilities	34,172	6,477	16,610	572,732

NET ASSETS	$320,188	$1,850,840	$23,837,780	$11,857,662

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Class R1 Shares — based on net assets of $0; $0; $0 and $31,422 and shares outstanding of 0, 0, 0 and 1,108,696, respectively	N/A	N/A	N/A	$28.34

NUMBER OF SHARES AUTHORIZED	N/A	N/A	N/A	200,000,000

Class R2 Shares — based on net assets of $0; $0; $0 and $65,418 and shares outstanding of 0, 0, 0 and 2,321,177, respectively	N/A	N/A	N/A	$28.18

NUMBER OF SHARES AUTHORIZED	N/A	N/A	N/A	200,000,000

Institutional Class Shares — based on net assets of $320,188; $1,850,840; $23,837,780 and $11,760,822 and shares outstanding of 28,485,794, 75,602,342, 553,486,974 and 414,889,278, respectively	$11.24	$24.48	$43.07	$28.35

NUMBER OF SHARES AUTHORIZED	1,000,000,000	1,000,000,000	4,000,000,000	1,500,000,000

Investment Securities at Cost	$330,041	$993,253	N/A	$8,115,790

Foreign Currencies at Cost	$19	$—	$—	$—

NET ASSETS CONSIST OF:
Paid-In Capital	$369,746	$941,480	$13,995,290	$7,786,615
Total Distributable Earnings (Loss)	(49,558)	909,360	9,842,490	4,071,047

NET ASSETS	$320,188	$1,850,840	$23,837,780	$11,857,662

*	See Note K in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2022

(Unaudited)

(Amounts in thousands, except share and per share amounts)

	U.S. Small Cap Value Portfolio*	U.S. Core Equity 1 Portfolio*	U.S. Core Equity 2 Portfolio*	U.S. Vector Equity Portfolio*
ASSETS:
Investment Securities at Value (including $868,230, $1,021,403, $1,211,506 and $231,790 of securities on loan, respectively)	$13,745,255	$29,337,388	$30,800,940	$4,507,590
Temporary Cash Investments at Value & Cost	131,284	284,165	270,682	42,414
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $673,806, $542,326, $702,866 and $160,221, respectively)	673,855	542,371	702,965	160,255
Segregated Cash for Futures Contracts	6,821	13,686	14,471	1,960
Receivables:
Investment Securities Sold	21,014	1,496	1,540	843
Dividends and Interest	7,188	22,275	22,209	2,823
Securities Lending Income	126	162	190	36
Fund Shares Sold	6,574	13,510	11,633	2,554
Prepaid Expenses and Other Assets	126	315	274	52

Total Assets	14,592,243	30,215,368	31,824,904	4,718,527

LIABILITIES:
Payables:
Upon Return of Securities Loaned	674,013	542,845	703,434	160,320
Investment Securities Purchased	12,366	—	—	—
Fund Shares Redeemed	5,915	15,788	15,306	3,857
Due to Advisor	3,337	3,109	4,337	991
Futures Margin Variation	4,750	9,532	10,078	1,365
Accrued Expenses and Other Liabilities	1,380	1,272	1,634	340

Total Liabilities	701,761	572,546	734,789	166,873

NET ASSETS	$13,890,482	$29,642,822	$31,090,115	$4,551,654

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $13,890,482; $29,642,822; $31,090,115 and $4,551,654 and shares outstanding of 339,792,996, 924,508,134, 1,066,790,177 and 202,057,122, respectively	$40.88	$32.06	$29.14	$22.53

NUMBER OF SHARES AUTHORIZED	3,400,000,000	3,000,000,000	4,600,000,000	2,000,000,000

Investment Securities at Cost	$9,326,707	$13,290,245	$14,189,683	$2,365,770

NET ASSETS CONSIST OF:
Paid-In Capital	$8,593,874	$12,985,939	$13,716,749	$2,189,803
Total Distributable Earnings (Loss)	5,296,608	16,656,883	17,373,366	2,361,851

NET ASSETS	$13,890,482	$29,642,822	$31,090,115	$4,551,654

*	See Note K in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2022

(Unaudited)

(Amounts in thousands, except share and per share amounts)

	U.S. Small Cap Portfolio*	U.S. Micro Cap Portfolio*	U.S. High Relative Profitability Portfolio*	DFA Real Estate Securities Portfolio*
ASSETS:
Investment Securities at Value (including $1,337,042, $686,923, $1,627 and $283,003 of securities on loan, respectively)	$13,723,244	$6,359,446	$5,212,439	$10,138,934
Temporary Cash Investments at Value & Cost	139,638	34,243	38,953	82,456
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $1,017,701, $552,741, $154 and $130,364, respectively)	1,017,756	552,798	154	130,373
Segregated Cash for Futures Contracts	8,094	1,725	1,994	4,469
Cash	71	—	—	—
Receivables:
Investment Securities Sold	10,143	8,073	292	3,994
Dividends and Interest	3,534	2,057	6,271	5,196
Securities Lending Income	190	112	1	39
Fund Shares Sold	12,122	3,256	2,994	3,971
Prepaid Expenses and Other Assets	86	87	108	97

Total Assets	14,914,878	6,961,797	5,263,206	10,369,529

LIABILITIES:
Payables:
Upon Return of Securities Loaned	1,018,401	552,909	156	130,624
Investment Securities Purchased	5,613	7,008	—	—
Fund Shares Redeemed	4,852	4,009	4,260	15,492
Due to Advisor	3,008	2,121	870	1,377
Futures Margin Variation	5,124	1,201	1,389	2,736
Accrued Expenses and Other Liabilities	1,378	566	244	654

Total Liabilities	1,038,376	567,814	6,919	150,883

NET ASSETS	$13,876,502	$6,393,983	$5,256,287	$10,218,646

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $13,876,502; $6,393,983; $5,256,287 and $10,218,646 and shares outstanding of 339,682,748, 265,030,598, 292,338,769 and 217,137,301, respectively	$40.85	$24.13	$17.98	$47.06

NUMBER OF SHARES AUTHORIZED	2,000,000,000	3,000,000,000	500,000,000	1,700,000,000

Investment Securities at Cost	$7,977,884	$3,932,604	$4,055,420	$5,426,340

NET ASSETS CONSIST OF:
Paid-In Capital	$7,331,730	$3,512,686	$4,003,035	$5,312,499
Total Distributable Earnings (Loss)	6,544,772	2,881,297	1,253,252	4,906,147

NET ASSETS	$13,876,502	$6,393,983	$5,256,287	$10,218,646

*	See Note K in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2022

(Unaudited)

(Amounts in thousands)

	Enhanced U.S. Large Company Portfolio#	U.S. Large Cap Equity Portfolio#	U.S. Large Cap Value Portfolio*	U.S. Targeted Value Portfolio#
Investment Income
Net Investment Income Allocated from Affiliated Investment Companies
Dividends (Net of Foreign Taxes Withheld of $0, $0, $38 and $0, respectively)	—	—	$262,502	—
Income from Securities Lending	—	—	262	—
Expenses Allocated from Affiliated Investment Companies	—	—	(12,943)	—

Total Net Investment Income Allocated and/or Distributions Received from Affiliated Investment Companies	—	—	249,821	—

Fund Investment Income
Dividends (Net of Foreign Taxes Withheld of $0, $2, $0 and $143, respectively)	—	$14,679	—	$102,406
Interest	$1,831	—	—	—
Income from Securities Lending	4	29	—	540

Total Fund Investment Income	1,835	14,708	—	102,946

Fund Expenses
Investment Management Fees	232	1,029	23,769	18,150
Accounting & Transfer Agent Fees	28	174	1,652	542
S&P 500® Fees	2	—	—	—
Custodian Fees	10	14	—	78
Shareholder Servicing Fees
Class R1 Shares	—	—	—	32
Class R2 Shares	—	—	—	86
Filing Fees	14	28	133	137
Shareholders’ Reports	14	30	410	273
Directors’/Trustees’ Fees & Expenses	(1)	(10)	(115)	(57)
Professional Fees	2	11	32	62
Previously Waived Fees Recovered by Advisor (Note C)	3	—	—	—
Other	2	30	68	145

Total Fund Expenses	306	1,306	25,949	19,448

Fees Waived, Expenses Reimbursed by Advisor (Note C)	16	—	12,510	—
Net Expenses	290	1,306	13,439	19,448

Net Investment Income (Loss)	1,545	13,402	236,382	83,498

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	(4,548)	58,549	—	449,787
Affiliated Investment Companies Shares Sold	3	(2)	—	(174)
Transactions Allocated from Affiliated Investment Company**	—	—	853,029	—
Futures	(2,027)	(19)	—	(1,152)
Foreign Currency Transactions	(44)	—	—	—
Forward Currency Contracts	947	—	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(14,210)	(269,701)	—	(953,404)
Affiliated Investment Companies Shares	(1)	(2)	—	(17)
Transactions Allocated from Affiliated Investment Company	—	—	(1,794,513)	—
Futures	(34,717)	—	—	(7,306)
Translation of Foreign Currency-Denominated Amounts	(29)	—	—	—
Forward Currency Contracts	6,330	—	—	—

Net Realized and Unrealized Gain (Loss)	(48,296)	(211,175)	(941,484)	(512,266)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(46,751)	$(197,773)	$(705,102)	$(428,768)

**	Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.
*	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2022

(Unaudited)

(Amounts in thousands)

	U.S. Small Cap Value Portfolio#	U.S. Core Equity 1 Portfolio#	U.S. Core Equity 2 Portfolio#	U.S. Vector Equity Portfolio#
Investment Income
Dividends (Net of Foreign Taxes Withheld of $357, $45, $66 and $18, respectively)	$140,336	$237,164	$244,875	$40,029
Income from Securities Lending	633	791	933	212

Total Investment Income	140,969	237,955	245,808	40,241

Expenses
Investment Management Fees	24,746	19,351	27,017	6,196
Accounting & Transfer Agent Fees	987	2,298	2,315	400
Custodian Fees	103	164	174	34
Filing Fees	101	190	245	45
Shareholders’ Reports	340	320	343	94
Directors’/Trustees’ Fees & Expenses	(67)	(150)	(156)	(22)
Professional Fees	80	175	183	25
Other	161	345	363	55

Total Expenses	26,451	22,693	30,484	6,827

Net Expenses	26,451	22,693	30,484	6,827

Net Investment Income (Loss)	114,518	215,262	215,324	33,414

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	873,367	585,421	739,130	218,353
Affiliated Investment Companies Shares Sold	(217)	(203)	(257)	(38)
Futures	7,482	(14,555)	(16,250)	(3,306)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(1,366,175)	(3,596,346)	(3,740,860)	(596,254)
Affiliated Investment Companies Shares	(19)	24	58	17
Futures	(13,969)	(14,063)	(14,501)	(1,907)

Net Realized and Unrealized Gain (Loss)	(499,531)	(3,039,722)	(3,032,680)	(383,135)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(385,013)	$(2,824,460)	$(2,817,356)	$(349,721)

**	Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2022

(Unaudited)

(Amounts in thousands)

	U.S. Small Cap Portfolio#	U.S. Micro Cap Portfolio#	U.S. High Relative Profitability Portfolio#	DFA Real Estate Securities Portfolio#
Investment Income
Dividends (Net of Foreign Taxes Withheld of $81, $47, $0 and $0, respectively)	$102,682	$48,596	$47,113	$151,096
Income from Securities Lending	960	581	50	229

Total Investment Income	103,642	49,177	47,163	151,325

Fund Expenses
Investment Management Fees	22,012	14,200	5,638	9,209
Accounting & Transfer Agent Fees	824	470	519	686
Custodian Fees	124	60	28	54
Filing Fees	110	57	130	63
Shareholders’ Reports	317	127	43	233
Directors’/Trustees’ Fees & Expenses	(69)	(33)	(28)	(51)
Professional Fees	84	38	31	57
Previously Waived Fees Recovered by Advisor (Note C)	—	—	—	69
Other	179	79	63	102

Total Fund Expenses	23,581	14,998	6,424	10,422

Fees Waived, Expenses Reimbursed by Advisor (Note C)	—	—	—	671

Net Expenses	23,581	14,998	6,424	9,751

Net Investment Income (Loss)	80,061	34,179	40,739	141,574

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	817,890	444,663	96,241	217,837
Affiliated Investment Companies Shares Sold	(293)	(138)	(2)	(105)
Futures	(3,353)	(7,358)	(4,610)	326
In-Kind Redemptions	—	21,523	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(2,538,432)	(1,177,540)	(444,055)	(486,809)
Affiliated Investment Companies Shares	(7)	25	—	(17)
Futures	(10,329)	(4,297)	(2,015)	(8,097)

Net Realized and Unrealized Gain (Loss)	(1,734,524)	(723,122)	(354,441)	(276,865)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(1,654,463)	$(688,943)	$(313,702)	$(135,291)

**	Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Enhanced U.S. Large Company Portfolio		U.S. Large Cap Equity Portfolio		U.S. Large Cap Value Portfolio***
	Six Months Ended Apr 30, 2022	Year Ended Oct 31, 2021	Six Months Ended Apr 30, 2022	Year Ended Oct 31, 2021	Six Months Ended Apr 30, 2022	Year Ended Oct 31, 2021
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$1,545	$2,465	$13,402	$27,055	$236,382	$429,517
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	(4,548)	8,383	58,549	77,747	—	—
Affiliated Investment Companies Shares Sold	3	—	(2)	(3)	—	—
Transactions Allocated from Affiliated Investment Company*,**	—	—	—	—	853,029	1,197,847
Futures	(2,027)	121,329	(19)	—	—	—
Foreign Currency Transactions	(44)	(56)	—	—	—	—
Forward Currency Contracts	947	(2,075)	—	—	—	—
In-Kind Redemptions	—	—	—	11,793	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(14,210)	(6,769)	(269,701)	578,484	—	—
Affiliated Investment Companies Shares	(1)	—	(2)	(2)	—	—
Transactions Allocated from Affiliated Investment Company	—	—	—	—	(1,794,513)	7,131,104
Futures	(34,717)	29,567	—	—	—	—
Translation of Foreign Currency-Denominated Amounts	(29)	(4)	—	—	—	—
Forward Currency Contracts	6,330	(3,235)	—	—	—	—

Net Increase (Decrease) in Net Assets Resulting from Operations	(46,751)	149,605	(197,773)	695,074	(705,102)	8,758,468

Distributions:
Institutional Class Shares	(133,571)	(30,328)	(76,702)	(27,774)	(860,551)	(401,298)
Capital Share Transactions (1):
Shares Issued	37,953	57,957	120,200	291,004	2,151,824	4,217,940
Shares Issued in Lieu of Cash Distributions	133,398	30,299	69,083	24,838	796,735	375,792
Shares Redeemed	(97,708)	(213,988)	(264,782)	(475,766)	(2,854,829)	(6,356,276)

Net Increase (Decrease) from Capital Share Transactions	73,643	(125,732)	(75,499)	(159,924)	93,730	(1,762,544)

Total Increase (Decrease) in Net Assets	(106,679)	(6,455)	(349,974)	507,376	(1,471,923)	6,594,626
Net Assets
Beginning of Period	426,867	433,322	2,200,814	1,693,438	25,309,703	18,715,077

End of Period	$320,188	$426,867	$1,850,840	$2,200,814	$23,837,780	$25,309,703

(1) Shares Issued and Redeemed:
Shares Issued	2,695	3,614	4,515	11,836	47,115	99,361
Shares Issued in Lieu of Cash Distributions	10,160	2,042	2,498	994	17,627	8,865
Shares Redeemed	(7,408)	(13,433)	(9,714)	(19,169)	(62,524)	(152,905)

Net Increase (Decrease) from Shares Issued and
Redeemed	5,447	(7,777)	(2,701)	(6,339)	2,218	(44,679)

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2022 of $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2021 of $0, $0 and $0, respectively.
***	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	U.S. Targeted Value Portfolio		U.S. Small Cap Value Portfolio		U.S. Core Equity 1 Portfolio
	Six Months Ended Apr 30, 2022	Year Ended Oct 31, 2021	Six Months Ended Apr 30, 2022	Year Ended Oct 31, 2021	Six Months Ended Apr 30, 2022	Year Ended Oct 31, 2021
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$83,498	$198,730	$114,518	$282,263	$215,262	$410,758
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	449,787	1,091,327	873,367	1,961,127	585,421	975,666
Affiliated Investment Companies Shares Sold	(174)	(19)	(217)	(6)	(203)	6
Futures	(1,152)	31,099	7,482	35,883	(14,555)	74,671
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(953,404)	4,695,607	(1,366,175)	4,964,267	(3,596,346)	9,374,964
Affiliated Investment Companies Shares	(17)	(24)	(19)	(18)	24	(42)
Futures	(7,306)	5,644	(13,969)	6,558	(14,063)	12,449

Net Increase (Decrease) in Net Assets Resulting from Operations	(428,768)	6,022,364	(385,013)	7,250,074	(2,824,460)	10,848,472

Distributions:
Class R1 Shares	(4,907)	(889)	—	—	—	—
Class R2 Shares	(5,001)	(922)	—	—	—	—
Institutional Class Shares	(877,231)	(186,950)	(1,375,468)	(282,350)	(1,040,542)	(396,374)

Total Distributions	(887,139)	(188,761)	(1,375,468)	(282,350)	(1,040,542)	(396,374)

Capital Share Transactions (1):
Shares Issued	1,441,670	2,413,093	1,257,042	2,353,153	2,249,962	3,731,277
Shares Issued in Lieu of Cash Distributions	852,947	181,306	1,257,798	257,340	1,001,605	385,732
Shares Redeemed	(1,856,386)	(4,489,318)	(2,009,224)	(4,913,927)	(3,128,784)	(5,612,000)

Net Increase (Decrease) from Capital Share Transactions	438,231	(1,894,919)	505,616	(2,303,434)	122,783	(1,494,991)

Total Increase (Decrease) in Net Assets	(877,676)	3,938,684	(1,254,865)	4,664,290	(3,742,219)	8,957,107
Net Assets
Beginning of Period	12,735,338	8,796,654	15,145,347	10,481,057	33,385,041	24,427,934

End of Period	$11,857,662	$12,735,338	$13,890,482	$15,145,347	$29,642,822	$33,385,041

(1) Shares Issued and Redeemed:
Shares Issued	47,679	85,084	28,901	56,798	64,678	115,212
Shares Issued in Lieu of Cash Distributions	29,111	6,639	29,834	6,840	28,180	11,903
Shares Redeemed	(61,403)	(162,459)	(45,821)	(120,183)	(89,353)	(173,808)

Net Increase (Decrease) from Shares Issued and Redeemed	15,387	(70,736)	12,914	(56,545)	3,505	(46,693)

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2022 of $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2021 of $0, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	U.S. Core Equity 2 Portfolio		U.S. Vector Equity Portfolio		U.S. Small Cap Portfolio
	Six Months Ended Apr 30, 2022	Year Ended Oct 31, 2021	Six Months Ended Apr 30, 2022	Year Ended Oct 31, 2021	Six Months Ended Apr 30, 2022	Year Ended Oct 31, 2021
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$215,324	$416,576	$33,414	$63,055	$80,061	$187,098
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	739,130	1,429,312	218,353	359,202	817,890	1,236,222
Affiliated Investment Companies Shares Sold	(257)	5	(38)	(10)	(293)	(15)
Futures	(16,250)	77,878	(3,306)	10,622	(3,353)	29,482
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(3,740,860)	9,830,032	(596,254)	1,496,357	(2,538,432)	5,738,332
Affiliated Investment Companies Shares	58	(46)	17	(6)	(7)	(46)
Futures	(14,501)	10,410	(1,907)	1,490	(10,329)	7,732

Net Increase (Decrease) in Net Assets Resulting from Operations	(2,817,356)	11,764,167	(349,721)	1,930,710	(1,654,463)	7,198,805

Distributions:
Institutional Class Shares	(1,448,985)	(403,127)	(351,824)	(59,880)	(921,828)	(191,245)
Capital Share Transactions (1):
Shares Issued	2,133,510	4,280,791	353,912	622,066	1,106,523	1,966,837
Shares Issued in Lieu of Cash Distributions	1,427,314	396,434	347,590	59,202	869,803	180,123
Shares Redeemed	(3,353,265)	(6,559,673)	(631,078)	(982,039)	(2,270,938)	(5,596,845)

Net Increase (Decrease) from Capital Share Transactions	207,559	(1,882,448)	70,424	(300,771)	(294,612)	(3,449,885)

Total Increase (Decrease) in Net Assets	(4,058,782)	9,478,592	(631,121)	1,570,059	(2,870,903)	3,557,675
Net Assets
Beginning of Period	35,148,897	25,670,305	5,182,775	3,612,716	16,747,405	13,189,730

End of Period	$31,090,115	$35,148,897	$4,551,654	$5,182,775	$13,876,502	$16,747,405

(1) Shares Issued and Redeemed:
Shares Issued	67,652	144,078	14,491	26,612	24,524	44,774
Shares Issued in Lieu of Cash Distributions	44,337	13,361	14,340	2,515	19,179	4,260
Shares Redeemed	(105,110)	(224,097)	(25,957)	(42,433)	(49,316)	(129,256)

Net Increase (Decrease) from Shares Issued and Redeemed	6,879	(66,658)	2,874	(13,306)	(5,613)	(80,222)

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2022 of $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2021 of $0, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	U.S. Micro Cap Portfolio		U.S. High Relative Profitability Portfolio		DFA Real Estate Securities Portfolio
	Six Months Ended Apr 30, 2022	Year Ended Oct 31, 2021	Six Months Ended Apr 30, 2022	Year Ended Oct 31, 2021	Six Months Ended Apr 30, 2022	Year Ended Oct 31, 2021
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$34,179	$62,481	$40,739	$73,782	$141,574	$210,998
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	444,663	742,238	96,241	131,919	217,837	148,206
Affiliated Investment Companies Shares Sold	(138)	(21)	(2)	—	(105)	(14)
Futures	(7,358)	16,057	(4,610)	10,476	326	21,701
In-Kind Redemptions	21,523	7,153	—	—	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(1,177,540)	2,315,847	(444,055)	1,189,688	(486,809)	3,314,181
Affiliated Investment Companies Shares	25	(10)	—	(1)	(17)	(7)
Futures	(4,297)	3,108	(2,015)	1,528	(8,097)	3,785

Net Increase (Decrease) in Net Assets Resulting from Operations	(688,943)	3,146,853	(313,702)	1,407,392	(135,291)	3,698,850

Distributions:
Institutional Class Shares	(706,083)	(65,321)	(150,431)	(70,633)	(266,802)	(250,605)
Capital Share Transactions (1):
Shares Issued	586,110	707,002	667,098	1,659,760	828,683	1,673,718
Shares Issued in Lieu of Cash Distributions	650,350	60,120	149,935	70,349	240,370	221,041
Shares Redeemed	(901,316)	(1,515,047)	(932,250)	(860,356)	(1,663,412)	(2,265,461)

Net Increase (Decrease) from Capital Share Transactions	335,144	(747,925)	(115,217)	869,753	(594,359)	(370,702)

Total Increase (Decrease) in Net Assets	(1,059,882)	2,333,607	(579,350)	2,206,512	(996,452)	3,077,543
Net Assets
Beginning of Period	7,453,865	5,120,258	5,835,637	3,629,125	11,215,098	8,137,555

End of Period	$6,393,983	$7,453,865	$5,256,287	$5,835,637	$10,218,646	$11,215,098

(1) Shares Issued and Redeemed:
Shares Issued	22,062	26,537	34,745	95,038	17,112	40,000
Shares Issued in Lieu of Cash Distributions	24,360	2,311	7,553	3,936	4,859	5,800
Shares Redeemed	(33,609)	(58,103)	(49,109)	(48,305)	(34,182)	(54,340)

Net Increase (Decrease) from Shares Issued and Redeemed	12,813	(29,255)	(6,811)	50,669	(12,211)	(8,540)

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2022 of $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2021 of $0, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Enhanced U.S. Large Company Portfolio									U.S. Large Cap Equity Portfolio
	Six Months Ended Apr 30, 2022		Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Six Months Ended Apr 30, 2022		Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$18.53		$14.06	$14.02	$13.03	$14.54	$12.22	$28.11		$20.01	$18.61	$16.75	$15.93	$13.06

Income from Investment Operations (A)
Net Investment Income (Loss)	0.05		0.10	0.12	0.26	0.26	0.18	0.17		0.33	0.32	0.31	0.28	0.26
Net Gains (Losses) on Securities (Realized and Unrealized)	(1.50)		5.49	1.17	1.60	0.52	2.63	(2.80)		8.11	1.42	1.86	0.81	2.87

Total from Investment Operations	(1.45)		5.59	1.29	1.86	0.78	2.81	(2.63)		8.44	1.74	2.17	1.09	3.13

Less Distributions:
Net Investment Income	(0.11)		(0.13)	(0.11)	(0.30)	(0.25)	(0.13)	(0.15)		(0.34)	(0.31)	(0.31)	(0.27)	(0.26)
Net Realized Gains	(5.73)		(0.99)	(1.14)	(0.57)	(2.04)	(0.36)	(0.85)		—	(0.03)	—	—	—

Total Distributions	(5.84)		(1.12)	(1.25)	(0.87)	(2.29)	(0.49)	(1.00)		(0.34)	(0.34)	(0.31)	(0.27)	(0.26)

Net Asset Value, End of Period	$11.24		$18.53	$14.06	$14.02	$13.03	$14.54	$24.48		$28.11	$20.01	$18.61	$16.75	$15.93

Total Return	(12.38	%)(B)	41.82%	9.55%	15.67%	5.62%	23.53%	(9.77	%)(B)	42.42%	9.52%	13.13%	6.82%	24.16%

Net Assets, End of Period (thousands)	$320,188		$426,867	$433,322	$386,750	$327,063	$322,347	$1,850,840		$2,200,814	$1,693,438	$1,611,529	$1,457,218	$1,212,883
Ratio of Expenses to Average Net Assets	0.15	%(C)	0.15%	0.15%	0.15%	0.15%	0.18%	0.13	%(C)	0.14%	0.16%	0.19%	0.17%	0.17%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.16	%(C)	0.17%	0.22%	0.25%	0.23%	0.24%	0.13	%(C)	0.14%	0.16%	0.19%	0.17%	0.17%
Ratio of Net Investment Income to Average Net Assets	0.80	%(C)	0.59%	0.89%	1.98%	1.94%	1.36%	1.30	%(C)	1.32%	1.68%	1.77%	1.64%	1.74%
Portfolio Turnover Rate	45	%(B)	70%	90%	109%	91%	122%	3	%(B)	7%	20%	22%	7%	11%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	U.S. Large Cap Value Portfolio
	Six Months Ended Apr 30, 2022		Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017
	(Unaudited)
Net Asset Value, Beginning of Period.	$45.91		$31.40	$37.13	$37.41	$38.84	$32.63

Income from Investment Operations (A)
Net Investment Income (Loss)	0.43		0.76	0.79	0.83	0.78	0.74
Net Gains (Losses) on Securities (Realized and Unrealized)	(1.69)		14.46	(4.98)	1.45	0.35	6.99

Total from Investment Operations	(1.26)		15.22	(4.19)	2.28	1.13	7.73

Less Distributions:
Net Investment Income	(0.36)		(0.71)	(0.73)	(0.76)	(0.73)	(0.70)
Net Realized Gains	(1.22)		—	(0.81)	(1.80)	(1.83)	(0.82)

Total Distributions	(1.58)		(0.71)	(1.54)	(2.56)	(2.56)	(1.52)

Net Asset Value, End of Period	$43.07		$45.91	$31.40	$37.13	$37.41	$38.84

Total Return	(2.90	%)(B)	48.68%	(11.56%)	6.97%	2.79%	24.11%

Net Assets, End of Period (thousands)	$23,837,780		$25,309,703	$18,715,077	$25,656,577	$25,268,336	$23,732,871
Ratio of Expenses to Average Net Assets (D)	0.21	%(C)	0.23%	0.27%	0.28%	0.27%	0.27%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor) (D)	0.31	%(C)	0.33%	0.37%	0.38%	0.37%	0.37%
Ratio of Net Investment Income to Average Net Assets	1.89	%(C)	1.80%	2.38%	2.33%	1.98%	2.03%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	U.S. Targeted Value Portfolio-Class R1 Shares
	Six Months Ended Apr 30, 2022		Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017
	(Unaudited)
Net Asset Value, Beginning of Period	$31.60		$18.57	$22.30	$23.45	$25.15	$21.26

Income from Investment Operations (A)
Net Investment Income (Loss)	0.20		0.44	0.30	0.30	0.28	0.25
Net Gains (Losses) on Securities (Realized and Unrealized)	(1.26)		13.00	(3.19)	(0.24)	(0.63)	4.66

Total from Investment Operations	(1.06)		13.44	(2.89)	0.06	(0.35)	4.91

Less Distributions:
Net Investment Income	(0.17)		(0.41)	(0.27)	(0.27)	(0.26)	(0.24)
Net Realized Gains	(2.03)		—	(0.57)	(0.94)	(1.09)	(0.78)

Total Distributions	(2.20)		(0.41)	(0.84)	(1.21)	(1.35)	(1.02)

Net Asset Value, End of Period	$28.34		$31.60	$18.57	$22.30	$23.45	$25.15

Total Return	(3.59	%)(B)	72.74%	(13.34%)	0.78%	(1.61%)	23.32%

Net Assets, End of Period (thousands)	$31,422		$70,291	$31,832	$56,378	$47,848	$54,960
Ratio of Expenses to Average Net Assets	0.41	%(C)	0.43%	0.47%	0.48%	0.47%	0.47%
Ratio of Net Investment Income to Average Net Assets	1.31	%(C)	1.52%	1.56%	1.34%	1.10%	1.03%
Portfolio Turnover Rate	6	%(B)	13%	20%	16%	23%	23%

See page 1-2 for the Definitions of Abbreviations and Footnotes

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	U.S. Targeted Value Portfolio-Class R2 Shares
	Six Months Ended Apr 30, 2022		Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017
	(Unaudited)
Net Asset Value, Beginning of Period	$31.44		$18.48	$22.18	$23.32	$25.03	$21.16

Income from Investment Operations (A)
Net Investment Income (Loss)	0.17		0.39	0.27	0.27	0.24	0.21
Net Gains (Losses) on Securities (Realized and Unrealized)	(1.25)		12.94	(3.16)	(0.23)	(0.63)	4.65

Total from Investment Operations.	(1.08)		13.33	(2.89)	0.04	(0.39)	4.86

Less Distributions:
Net Investment Income.	(0.15)		(0.37)	(0.24)	(0.24)	(0.23)	(0.21)
Net Realized Gains.	(2.03)		—	(0.57)	(0.94)	(1.09)	(0.78)

Total Distributions.	(2.18)		(0.37)	(0.81)	(1.18)	(1.32)	(0.99)

Net Asset Value, End of Period	$28.18		$31.44	$18.48	$22.18	$23.32	$25.03

Total Return	(3.66	%)(B)	72.45%	(13.42%)	0.64%	(1.79%)	23.17%

Net Assets, End of Period (thousands)	$65,418		$73,279	$52,931	$72,669	$108,168	$156,809
Ratio of Expenses to Average Net Assets	0.56	%(C)	0.58%	0.62%	0.63%	0.62%	0.62%
Ratio of Net Investment Income to Average Net Assets.	1.10	%(C)	1.41%	1.39%	1.21%	0.95%	0.90%
Portfolio Turnover Rate	6	%(B)	13%	20%	16%	23%	23%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	U.S. Targeted Value Portfolio-Institutional Class Shares
	Six Months Ended Apr 30, 2022		Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017
	(Unaudited)
Net Asset Value, Beginning of Period	$31.61		$18.57	$22.31	$23.46	$25.16	$21.26

Income from Investment Operations (A)
Net Investment Income (Loss)	0.20		0.46	0.31	0.32	0.30	0.27
Net Gains (Losses) on Securities (Realized and Unrealized)	(1.24)		13.02	(3.19)	(0.23)	(0.63)	4.67

Total from Investment Operations	(1.04)		13.48	(2.88)	0.09	(0.33)	4.94

Less Distributions:
Net Investment Income	(0.19)		(0.44)	(0.29)	(0.30)	(0.28)	(0.26)
Net Realized Gains	(2.03)		—	(0.57)	(0.94)	(1.09)	(0.78)

Total Distributions	(2.22)		(0.44)	(0.86)	(1.24)	(1.37)	(1.04)

Net Asset Value, End of Period	$28.35		$31.61	$18.57	$22.31	$23.46	$25.16

Total Return	(3.51	%)(B)	72.95%	(13.27%)	0.88%	(1.52%)	23.46%

Net Assets, End of Period (thousands)	$11,760,822		$12,591,768	$8,711,891	$10,655,324	$10,307,146	$10,528,662
Ratio of Expenses to Average Net Assets	0.31	%(C)	0.33%	0.37%	0.38%	0.37%	0.37%
Ratio of Net Investment Income to Average Net Assets	1.33	%(C)	1.65%	1.65%	1.45%	1.20%	1.13%
Portfolio Turnover Rate	6	%(B)	13%	20%	16%	23%	23%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	U.S. Small Cap Value Portfolio							U.S. Core Equity 1 Portfolio
	Six Months Ended Apr 30, 2022		Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Six Months Ended Apr 30, 2022		Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$46.33		$27.34	$32.79	$36.39	$39.07	$32.75	$36.25		$25.24	$24.71	$22.77	$22.01	$18.00

Income from Investment Operations (A)
Net Investment Income (Loss)	0.34		0.80	0.44	0.42	0.39	0.31	0.23		0.44	0.41	0.40	0.36	0.33
Net Gains (Losses) on Securities (Realized and Unrealized)	(1.54)		18.98	(4.95)	(1.69)	(0.90)	7.71	(3.28)		10.99	0.93	2.08	0.88	4.12

Total from Investment Operations	(1.20)		19.78	(4.51)	(1.27)	(0.51)	8.02	(3.05)		11.43	1.34	2.48	1.24	4.45

Less Distributions:
Net Investment Income	(0.39)		(0.79)	(0.38)	(0.38)	(0.37)	(0.30)	(0.20)		(0.42)	(0.39)	(0.40)	(0.35)	(0.35)
Net Realized Gains	(3.86)		—	(0.56)	(1.95)	(1.80)	(1.40)	(0.94)		—	(0.42)	(0.14)	(0.13)	(0.09)

Total Distributions	(4.25)		(0.79)	(0.94)	(2.33)	(2.17)	(1.70)	(1.14)		(0.42)	(0.81)	(0.54)	(0.48)	(0.44)

Net Asset Value, End of Period	$40.88		$46.33	$27.34	$32.79	$36.39	$39.07	$32.06		$36.25	$25.24	$24.71	$22.77	$22.01

Total Return	(2.85	%)(B)	73.01%	(14.11%)	(3.04%)	(1.48%)	24.67%	(8.73	%)(B)	45.50%	5.55%	11.18%	5.59%	24.93%

Net Assets, End of Period (thousands)	$13,890,482		$15,145,347 $10,481,057		$13,766,513	$14,732,615	$15,165,867	$29,642,822		$33,385,041	$24,427,934	$26,592,058	$23,629,726	$20,762,742
Ratio of Expenses to Average Net Assets	0.36	%(C)	0.42%	0.52%	0.53%	0.52%	0.52%	0.14	%(C)	0.15%	0.18%	0.20%	0.19%	0.19%
Ratio of Net Investment Income to Average Net Assets	1.54	%(C)	1.94%	1.56%	1.26%	1.00%	0.83%	1.33	%(C)	1.34%	1.69%	1.72%	1.55%	1.64%
Portfolio Turnover Rate	8	%(B)	22%	18%	19%	27%	24%	2	%(B)	4%	3%	5%	3%	3%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	U.S. Core Equity 2 Portfolio								U.S. Vector Equity Portfolio
	Six Months Ended Apr 30, 2022		Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019		Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Six Months Ended Apr 30, 2022		Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017
	(Unaudited)								(Unaudited)
Net Asset Value, Beginning of Period	$33.16		$22.79	$22.66		$21.25	$20.90	$17.19	$26.02		$17.00	$18.71	$18.40	$19.16	$15.93

Income from Investment Operations (A)
Net Investment Income (Loss)	0.20		0.39	0.36		0.36	0.34	0.31	0.16		0.31	0.27	0.28	0.26	0.24
Net Gains (Losses) on Securities (Realized and Unrealized)	(2.85)		10.35	0.60		1.65	0.53	3.83	(1.87)		9.00	(1.40)	0.72	(0.10)	3.65

Total from Investment Operations	(2.65)		10.74	0.96		2.01	0.87	4.14	(1.71)		9.31	(1.13)	1.00	0.16	3.89

Less Distributions:
Net Investment Income	(0.17)		(0.37)	(0.33)		(0.37)	(0.32)	(0.31)	(0.15)		(0.29)	(0.25)	(0.27)	(0.25)	(0.23)
Net Realized Gains	(1.20)		—	(0.50)		(0.23)	(0.20)	(0.12)	(1.63)		—	(0.33)	(0.42)	(0.67)	(0.43)

Total Distributions	(1.37)		(0.37)	(0.83)		(0.60)	(0.52)	(0.43)	(1.78)		(0.29)	(0.58)	(0.69)	(0.92)	(0.66)

Net Asset Value, End of Period	$29.14		$33.16	$22.79	,$	22.66	$21.25	$20.90	$22.53		$26.02	$17.00	$18.71	$18.40	$19.16

Total Return	(8.35	%)(B)	47.35%	4.37%		9.78%	4.16%	24.36%	(7.06	%)(B)	54.98%	(6.12%)	5.92%	0.69%	24.73%

Net Assets, End of Period (thousands)	$31,090,115		$35,148,897	$25,670,305		$27,829,155	$24,677,650	$22,515,418	$4,551,654		$5,182,775	$3,612,716	$4,583,612	$4,610,769	$4,724,003
Ratio of Expenses to Average Net Assets	0.18	%(C)	0.19%	0.21%		0.22%	0.22%	0.22%	0.28	%(C)	0.29%	0.32%	0.33%	0.32%	0.32%
Ratio of Net Investment Income to Average Net Assets	1.28	%(C)	1.29%	1.63%		1.69%	1.53%	1.59%	1.35	%(C)	1.31%	1.59%	1.53%	1.35%	1.36%
Portfolio Turnover Rate	2	%(B)	5%	3%		6%	5%	5%	4	%(B)	10%	13%	6%	10%	10%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	U.S. Small Cap Portfolio							U.S. Micro Cap Portfolio
	Six Months Ended Apr 30, 2022		Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Six Months Ended Apr 30, 2022		Year Ended Oct 31, 2021	Year Ended Oct 31, 2020		Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$48.50		$31.00	$33.80	$35.02	$36.48	$30.14	$29.55		$18.19		$20.78	$21.88	$22.76	$18.58

Income from Investment Operations (A)
Net Investment Income (Loss)	0.23		0.50	0.35	0.38	0.39	0.35	0.13		0.24		0.18	0.20	0.17	0.16
Net Gains (Losses) on Securities (Realized and Unrealized)	(5.12)		17.50	(2.02)	(0.05)	(0.08)	7.17	(2.73)		11.37		(2.18)	(0.26)	0.12	5.12

Total from Investment Operations	(4.89)		18.00	(1.67)	0.33	0.31	7.52	(2.60)		11.61		(2.00)	(0.06)	0.29	5.28

Less Distributions:
Net Investment Income	(0.22)		(0.50)	(0.32)	(0.35)	(0.37)	(0.35)	(0.12)		(0.25)		(0.16)	(0.18)	(0.16)	(0.16)
Net Realized Gains	(2.54)		—	(0.81)	(1.20)	(1.40)	(0.83)	(2.70)		—		(0.43)	(0.86)	(1.01)	(0.94)

Total Distributions	(2.76)		(0.50)	(1.13)	(1.55)	(1.77)	(1.18)	(2.82)		(0.25)		(0.59)	(1.04)	(1.17)	(1.10)

Net Asset Value, End of Period	$40.85		$48.50	$31.00	$33.80	$35.02	$36.48	$24.13		$29.55	$ $	18.19	20.78	$21.88	$22.76

Total Return	(10.64	%)(B)	58.30%	(5.08%)	1.41%	0.77%	25.21%	(9.68	%)(B)	64.00%		(9.87%)	0.24%	1.29%	28.91%

Net Assets, End of Period (thousands)	$13,876,502		$16,747,405	$13,189,730	$17,392,495	$17,303,451	$16,931,787	$6,393,983		$7,453,865		$5,120,258 $6,351,299		$6,478,316	$6,306,730
Ratio of Expenses to Average Net Assets	0.30	%(C)	0.33%	0.36%	0.37%	0.37%	0.37%	0.42	%(C)	0.46%		0.52%	0.53%	0.52%	0.52%
Ratio of Net Investment Income to Average Net Assets	1.03	%(C)	1.13%	1.15%	1.13%	1.06%	1.04%	0.96	%(C)	0.90%		1.00%	0.98%	0.74%	0.75%
Portfolio Turnover Rate	4	%(B)	12%	3%	8%	13%	14%	9	%(B)	20%		11%	15%	19%	15%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	U.S. High Relative Profitability Portfolio								DFA Real Estate Securities Portfolio
	Six Months Ended Apr 30, 2022		Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Period May 16, 2017 to Oct 31, 2017		Six Months Ended Apr 30, 2022		Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017
	(Unaudited)								(Unaudited)
Net Asset Value, Beginning of Period	$19.51		$14.61	$13.51	$11.85	$10.93	$10.00		$48.90		$34.21	$41.90	$34.14	$34.99	$34.32

Income from Investment Operations (A)
Net Investment Income (Loss)	0.14		0.26	0.25	0.22	0.19	0.07		0.63		0.90	1.01	0.52 **	1.60	0.84
Net Gains (Losses) on Securities (Realized and Unrealized)	(1.17)		4.89	1.07	1.64	0.89	0.91		(1.29)		14.86	(7.77)	8.09 **	(0.69)	1.12

Total from Investment Operations	(1.03)		5.15	1.32	1.86	1.08	0.98		(0.66)		15.76	(6.76)	8.61	0.91	1.96

Less Distributions:
Net Investment Income	(0.11)		(0.25)	(0.22)	(0.20)	(0.16)	(0.05)		(0.67)		(0.95)	(0.87)	(0.85)	(1.65)	(0.98)
Net Realized Gains	(0.39)		—	—	—	—	—		(0.51)		(0.12)	(0.06)	—	(0.11)	(0.31)

Total Distributions	(0.50)		(0.25)	(0.22)	(0.20)	(0.16)	(0.05)		(1.18)		(1.07)	(0.93)	(0.85)	(1.76)	(1.29)

Net Asset Value, End of Period	$17.98		$19.51	$14.61	$13.51	$11.85	$10.93		$47.06		$48.90	$34.21 $	41.90	$34.14	$34.99

Total Return	(5.49	%)(B)	35.42%	9.90%	15.88%	9.88%	9.84	%(B)	(1.48	%)(B)	47.01%	(16.27%)	25.64%	2.63%	5.86%

Net Assets, End of Period (thousands)	$5,256,287		$5,835,637	$3,629,125	$1,703,302	$722,728	$141,073		$10,218,646		$11,215,098	$8,137,555	$10,671,437	$8,577,658	$8,281,176
Ratio of Expenses to Average Net Assets	0.22	%(C)	0.24%	0.25%	0.25%	0.25%	0.23	%(C)(E)	0.18	%(C)	0.18%	0.18%	0.18%	0.18%	0.18%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor)	0.22	%(C)	0.24%	0.25%	0.25%	0.27%	0.35	%(C)(E)	0.19	%(C)	0.20%	0.20%	0.20%	0.19%	0.19%
Ratio of Net Investment Income to Average Net Assets	1.42	%(C)	1.46%	1.76%	1.73%	1.58%	1.45	%(C)(E)	2.61	%(C)	2.12%	2.73%	1.38%**	4.66%	2.43%
Portfolio Turnover Rate	14	%(B)	12%	0%	4%	7%	0	%(B)	1	%(B)	5%	5%	3%	3%	1%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

NOTES TO FINANCIAL STATEMENTS

(UNAUDITED)

A. Organization:

DFA Investment Dimensions Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of one hundred and two operational portfolios, of which twelve (the “Portfolios”) are included in this section of the report. The remaining operational portfolios are presented in separate reports. The Portfolios are investment companies, and accordingly, follow the accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Certification (“ASC”), Topic 946, “Financial Services-Investment Companies.”

Of the Portfolios, one (the “Feeder Fund”) invests all of its assets in a corresponding series (the “Master Fund” which is treated as a partnership for federal income tax purposes) of The DFA Investment Trust Company (“DFAITC”). As of April 30, 2022, the Feeder Fund was the owner of record of the approximate percentage of the total outstanding shares of the Master Fund as detailed below:

Feeder Fund	Master Fund	Percentage Ownership at 04/30/22
U.S. Large Cap Value Portfolio	The U.S. Large Cap Value Series	86%

To achieve its investment objective, the Feeder Fund invests substantially all of its assets in the Master Fund as indicated above. The Feeder Fund also invests in short-term temporary cash investments and futures.

The financial statements of the Master Fund are included elsewhere in this report and should be read in conjunction with the financial statements of the Feeder Fund.

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

1. Security Valuation: The Portfolios use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)

Securities held by Enhanced U.S. Large Company Portfolio, U.S. Large Cap Equity Portfolio, U.S. Targeted Value Portfolio, U.S. Small Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Small Cap Portfolio, U.S. Micro Cap Portfolio, DFA Real Estate Securities Portfolio and U.S. High Relative Profitability Portfolio (collectively, the “Domestic Equity Portfolios”) including over-the-counter securities, are valued at the last quoted sale price of the day. Securities held by the Domestic Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios value the securities within the range of the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.

Debt securities held by the Portfolios are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities that are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. These valuations are generally categorized as Level 2 or Level 3 in the hierarchy.

Listed derivatives, such as futures, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

Shares held by the Portfolios in other investment companies (such as the Master Fund) are valued at their respective daily net asset values as reported by their administrator. The Feeder Fund’s investment in the Master Fund reflects its proportionate interest in the net assets of the Master Fund. These valuations are classified as Level 1 in the hierarchy.

A summary of the inputs used to value the Portfolios’ investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Summary Schedule of Portfolio Holdings/Schedule of Investments (except for the Feeder Fund). The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Foreign Currency Translation: Securities and other assets and liabilities of the Enhanced U.S. Large Company Portfolio whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and ask prices for the U.S. dollar as quoted by generally recognized reliable sources. To facilitate the translation, the Portfolio enters into foreign currency contracts. A foreign currency contract is a spot agreement between two parties to buy and sell currencies at current market exchange rates, for settlement generally within two business days. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement. The Portfolio also enters into forward currency contracts solely for the purpose of hedging against fluctuations in currency exchange rates. These contracts are marked-to-market daily based on daily forward exchange rates.

The Enhanced U.S. Large Company Portfolio isolates the effect of foreign currency rate fluctuations when determining the realized gain or loss upon the sale or maturity of foreign currency-denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for income tax reporting purposes.

Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the Enhanced U.S. Large Company Portfolio and the U.S. dollar equivalent amounts actually received or paid.

3. Deferred Compensation Plan: Each eligible Director of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/ Trustees’ Fees & Expenses.

The Directors may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the “Notice”) to defer the receipt of the Director’s deferred compensation until a date specified by such Director in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director’s first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date).

4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities/affiliated investment companies and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities and from the investment in affiliated investment companies that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities, using the effective interest method. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or the Portfolios are allocated using methods approved by the Board, generally based on average net assets.

Organizational costs are expensed during the fiscal year of inception of the Portfolios. Offering costs are amortized over a twelve-month period from the inception of the Portfolios.

Class R1 Shares, Class R2 Shares and Institutional Class Shares have equal rights to assets and earnings of a Portfolio. Income, gains and losses, and common expenses of a Portfolio are allocated to each class of shares based on its relative net assets. Each class will bear its own class-specific expenses, if any.

The Feeder Fund recognizes its pro-rata shares of net investment income and realized and unrealized gains/losses on a daily basis from its Master Fund within DFAITC, which is treated as a partnership for federal income tax purposes.

The Portfolios may be subject to taxes imposed by countries in which they invest with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Portfolios accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. Additionally, if there is a deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

C. Investment Advisor:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolios. For the six months ended April 30, 2022, the Portfolios’ investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

Enhanced U.S. Large Company Portfolio	0.12%
U.S. Large Cap Equity Portfolio	0.10%
U.S. Large Cap Value Portfolio	0.19%
U.S. Targeted Value Portfolio	0.29%*
U.S. Small Cap Value Portfolio	0.33%*
U.S. Core Equity 1 Portfolio	0.12%
U.S. Core Equity 2 Portfolio	0.16%
U.S. Vector Equity Portfolio	0.25%
U.S. Small Cap Portfolio	0.28%*
U.S. Micro Cap Portfolio	0.40%*
U.S. High Relative Profitability Portfolio	0.20%*
DFA Real Estate Securities Portfolio	0.17%

*	Effective as of February 28, 2022, the management fees payable by the following Portfolios were reduced as follows:

Portfolio	Management Fee Prior to February 28, 2022	Management Fee Effective February 28, 2022
U.S. Targeted Value Portfolio	0.30%	0.27%
U.S. Small Cap Value Portfolio	0.36%	0.28%
U.S. Small Cap Portfolio	0.30%	0.25%
U.S. Micro Cap Portfolio	0.41%	0.38%
U.S. High Relative Profitability Portfolio	0.20%	0.19%

Pursuant to Amended and Restated Fee Waiver and/or Expense Assumption Agreements (each, a “Fee Waiver Agreement”), the Advisor has contractually agreed to waive certain fees, and in certain instances, assume certain expenses of the Portfolios, as described in the notes below. The Fee Waiver Agreements for the non-feeder Portfolios will remain in effect through February 28, 2023, may only be terminated by the Fund’s Board of Directors prior to that date and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. The Fee Waiver Agreement with respect to the total management fees paid by the Feeder Fund, as described in the notes below, will remain in effect permanently, unless terminated by the Fund. During the six months ended April 30, 2022, the non-feeder Portfolios had expense limits based on a percentage of average net assets on an annualized basis, and the Advisor recovered previously waived fees and/or assumed expenses (amounts in thousands), as listed below. The net amount of waived fees/expenses assumed (recovered previously waived fees/expenses assumed) during the six months ended April 30, 2022, and the previously waived fees/expenses assumed subject to future recovery by the Advisor as of April 30, 2022, are also reflected below (amounts in thousands). At any time that the Portfolio Expenses (defined below) of a class of a Portfolio are less than the applicable Expense Limitation Amount listed below, the Advisor retains the right to recover fees previously waived and/or expenses previously assumed to the extent that the expense ratio following such recovery would be less than the Expense Limitation Amount that was in place when such prior year fees were waived and/or expenses assumed, and less than the current Expense Limitation Amount in place for the Portfolio. The Advisor, however, will not be reimbursed by the Feeder Fund in connection with its Permanent Fee Waiver (defined below). The Fund, on behalf of a Portfolio, is also not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery.

Institutional Class Shares	Expense Limitation Amount	Total Management Fee Limit	Recovery of Previously Waived Fees/ Expenses Assumed	Waived Fees/ Expenses Assumed	Previously Waived Fees/ Expenses Assumed Subject to Future Recovery
Enhanced U.S. Large Company Portfolio (1)	0.15%	—	$3	$16	$563
U.S. Large Cap Equity Portfolio (1)	0.19%	—	—	—	—
U.S. Large Cap Value Portfolio (2)	—	0.19%	—	12,510	—
U.S. Targeted Value Portfolio (3)	0.50%	—	—	—	—
U.S. Core Equity 1 Portfolio (1)	0.23%	—	—	—	—
U.S. Core Equity 2 Portfolio (1)	0.26%	—	—	—	—
U.S. Vector Equity Portfolio (1)	0.36%	—	—	—	—
U.S. High Relative Profitability
Portfolio (4)	0.25%	—	—	—	—
DFA Real Estate Securities
Portfolio (1)	0.18%	—	69	671	5,250
Class R1 Shares
U.S. Targeted Value Portfolio (5)	0.62%	—	—	—	—
Class R2 Shares
U.S. Targeted Value Portfolio (5)	0.77%	—	—	—	—

(1) The Advisor has contractually agreed to waive all or a portion of its management fee and assume the Portfolio’s ordinary operating expenses (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of the Portfolio to the rate listed above as a percentage of average net assets on an annualized basis (the “Expense Limitation Amount”). The Fee Waiver Agreement for the Enhanced U.S. Large Company Portfolio became effective on April 3, 2017.

(2) Effective February 28, 2021, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of the Portfolio to the extent necessary to limit the total management fees paid to the Advisor by the Portfolio, including the proportionate share of the management fees the Portfolio pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in The DFA Short Term Investment Fund (the “Money Market Series”), to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the “Permanent Fee Waiver”). From February 28, 2020 to February 27, 2021, the Permanent Fee Waiver Limit was 0.23%. From July 21, 2015 to February 27, 2020, the Permanent Fee Waiver Limit was 0.25%.

(3) The Advisor has contractually agreed to waive its management fee and to assume the Portfolio’s Institutional Class Shares’ expenses (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of the Institutional Class Shares of the Portfolio to the rate listed above for such class of shares as a percentage of average net assets on an annualized basis (the “Expense Limitation Amount”).

(4) The Advisor has contractually agreed to waive all or a portion of its management fee and to assume the ordinary operating expenses of a class of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor, excluding money market funds, but excluding the expenses that the Portfolio incurs indirectly through its investment in unaffiliated investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”).

(5) The Advisor has contractually agreed to reduce all or a portion of its management fee and to assume the direct and indirect expenses of the Class R1 shares and Class R2 shares of the Portfolio (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of the Class R1 shares and Class R2 shares of the Portfolio to the rate listed above for such class of shares as a percentage of average net assets (the “Expense Limitation Amount”).

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the six months ended April 30, 2022, the total related amount paid by the Fund to the CCO was $59 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statements of Operations.

D. Deferred Compensation:

As of April 30, 2022, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statements of Assets and Liabilities as follows (amounts in thousands):

Enhanced U.S. Large Company Portfolio	$5
U.S. Large Cap Equity Portfolio	4
U.S. Large Cap Value Portfolio	236
U.S. Targeted Value Portfolio	81
U.S. Small Cap Value Portfolio	205
U.S. Core Equity 1 Portfolio	121
U.S. Core Equity 2 Portfolio	172
U.S. Vector Equity Portfolio	51
U.S. Small Cap Portfolio	150
U.S. Micro Cap Portfolio	94
U.S. High Relative Profitability Portfolio	(12)
DFA Real Estate Securities Portfolio	84

E. Purchases and Sales of Securities:

For the six months ended April 30, 2022, the Portfolios’ transactions related to investment securities, other than short-term securities, in-kind redemptions and U.S. government securities (with respect to the Equity Portfolios) (amounts in thousands), were as follows:

	U.S. Government Securities		Other Investment Securities
	Purchases	Sales	Purchases	Sales
Enhanced U.S. Large Company Portfolio	$82,187	$140,782	$86,256	$104,200
U.S. Large Cap Equity Portfolio	—	—	70,459	206,688
U.S. Targeted Value Portfolio	—	—	778,484	1,013,326
U.S. Small Cap Value Portfolio	—	—	1,226,700	1,753,761
U.S. Core Equity 1 Portfolio	—	—	659,632	1,267,175
U.S. Core Equity 2 Portfolio	—	—	741,485	1,655,454
U.S. Vector Equity Portfolio	—	—	180,191	402,547
U.S. Small Cap Portfolio	—	—	645,681	1,512,365
U.S. Micro Cap Portfolio	—	—	626,611	691,367
U.S. High Relative Profitability Portfolio	—	—	768,418	987,887
DFA Real Estate Securities Portfolio	—	—	124,753	727,117

There were no purchases or sales of long-term U.S. government securities by the Equity Portfolios.

For the six months ended April 30, 2022, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.

The amounts presented below may differ from the respective amounts presented in the corresponding Schedule of Investments/Summary Schedule of Portfolio Holdings, Statements of Assets and Liabilities or Statements of Operations due to rounding. The amounts are as follows (amounts in thousands):

	Balance at October 31, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at April 30, 2022	Shares as of April 30, 2022	Dividend Income	Capital Gain Distributions
Enhanced U.S. Large Company Portfolio
The DFA Short Term Investment Fund	$3,664	$66,040	$51,091	$3	$(1)	$18,615	1,609	$8	—

Total	$3,664	$66,040	$51,091	$3	$(1)	$18,615	1,609	$8	—

U.S. Large Cap Equity Portfolio
The DFA Short Term Investment Fund	$10,657	$58,528	$63,716	$(2)	$(2)	$5,465	473	$6	—

Total	$10,657	$58,528	$63,716	$(2)	$(2)	$5,465	473	$6	—

U.S. Targeted Value Portfolio
The DFA Short Term Investment Fund	$538,730	$2,053,812	$2,054,587	$(174)	$(17)	$537,764	46,491	$440	—

Total	$538,730	$2,053,812	$2,054,587	$(174)	$(17)	$537,764	46,491	$440	—

U.S. Small Cap Value Portfolio
The DFA Short Term Investment Fund	$408,417	$2,264,235	$1,998,561	$(217)	$(19)	$673,855	58,257	$439	—

Total	$408,417	$2,264,235	$1,998,561	$(217)	$(19)	$673,855	58,257	$439	—

U.S. Core Equity 1 Portfolio
The DFA Short Term Investment Fund	$402,032	$1,908,499	$1,767,981	$(203)	$24	$542,371	46,889	$408	—

Total	$402,032	$1,908,499	$1,767,981	$(203)	$24	$542,371	46,889	$408	—

U.S. Core Equity 2 Portfolio
The DFA Short Term Investment Fund	$540,697	$2,481,225	$2,318,758	$(257)	$58	$702,965	60,773	$501	—

Total	$540,697	$2,481,225	$2,318,758	$(257)	$58	$702,965	60,773	$501	—

U.S. Vector Equity Portfolio
The DFA Short Term Investment Fund	$133,996	$767,965	$741,685	$(38)	$17	$160,255	13,855	$151	—

Total	$133,996	$767,965	$741,685	$(38)	$17	$160,255	13,855	$151	—

U.S. Small Cap Portfolio
The DFA Short Term Investment Fund	$729,470	$3,082,992	$2,794,406	$(293)	$(7)	$1,017,756	87,988	$670	—

Total	$729,470	$3,082,992	$2,794,406	$(293)	$(7)	$1,017,756	87,988	$670	—

	Balance at October 31, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at April 30, 2022	Shares as of April 30, 2022	Dividend Income	Capital Gain Distributions
U.S. Micro Cap Portfolio
The DFA Short Term Investment Fund	$421,895	$1,188,342	$1,057,326	$(138)	$25	$552,798	47,791	$341	—

Total	$421,895	$1,188,342	$1,057,326	$(138)	$25	$552,798	47,791	$341	—

U.S. High Relative Profitability Portfolio
The DFA Short Term Investment Fund	—	$41,801	$41,645	$(2)	—	$154	13	—	—

Total	—	$41,801	$41,645	$(2)	—	$154	13	—	—

DFA Real Estate Securities Portfolio
The DFA Short Term Investment Fund	$186,190	$785,750	$841,445	$(105)	$(17)	$130,373	11,271	$136	—

Total	$186,190	$785,750	$841,445	$(105)	$(17)	$130,373	11,271	$136	—

F. Federal Income Taxes:

Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2021, can occur as a result of realized gains on securities considered to be “passive foreign investment companies,” non-deductible expenses, realized foreign capital gains tax, the use of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes, net foreign currency gains/losses, distributions received from real estate investment trusts and distribution redesignations, and were reclassified to the accounts mentioned above. These reclassifications had no effect on net assets or net asset value per share.

The tax character of dividends and distributions declared and paid during the years ended October 31, 2020, and October 31, 2021, were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Tax Exempt Income	Total
Enhanced U.S. Large Company Portfolio 2020	$16,363	$18,585	—	$34,948
2021	13,853	16,475	—	30,328
U.S. Large Cap Equity Portfolio
2020	27,356	2,832	—	30,188

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Tax Exempt Income	Total
2021	$27,774	—	—	$27,774
U.S. Large Cap Value Portfolio 2020	481,285	$553,382	—	1,034,667
2021	401,298	—	—	401,298
U.S. Targeted Value Portfolio
2020	144,747	273,175	—	417,922
2021	188,761	—	—	188,761
U.S. Small Cap Value Portfolio
2020	154,869	231,582	—	386,451
2021	282,350	—	—	282,350
U.S. Core Equity 1 Portfolio
2020	396,684	447,425	—	844,109
2021	396,375	—	—	396,375
U.S. Core Equity 2 Portfolio
2020	404,026	605,970	—	1,009,996
2021	403,126	—	—	403,126
U.S. Vector Equity Portfolio
2020	58,715	80,129	—	138,844
2021	59,880	—	—	59,880
U.S. Small Cap Portfolio
2020	160,316	405,787	—	566,103
2021	191,244	—	—	191,244
U.S. Micro Cap Portfolio
2020	49,023	132,276	—	181,299
2021	65,320	—	—	65,320
U.S. High Relative Profitability Portfolio
2020	40,427	—	—	40,427
2021	70,633	—	—	70,633
DFA Real Estate Securities Portfolio
2020	219,888	14,211	—	234,099
2021	222,133	28,472	—	250,605

As of October 31, 2021, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the use of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

	Net Investment Income and Short- Term Capital Gains	Long-Term Capital Gains	Total
Enhanced U.S. Large Company Portfolio	$(6,335)	$(14,587)	$(20,922)
U.S. Large Cap Equity Portfolio	(1,828)	(5,298)	(7,126)
U.S. Large Cap Value Portfolio	(42,941)	(41,781)	(84,722)
U.S. Targeted Value Portfolio	(26,996)	(109,097)	(136,093)
U.S. Small Cap Value Portfolio	(32,234)	(168,043)	(200,277)

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
U.S. Core Equity 1 Portfolio	$(30,464)	$(45,998)	$(76,462)
U.S. Core Equity 2 Portfolio	(46,009)	(72,093)	(118,102)
U.S. Vector Equity Portfolio	(8,005)	(21,668)	(29,673)
U.S. Small Cap Portfolio	(7,371)	(121,832)	(129,203)
U.S. Micro Cap Portfolio	(1,852)	(60,415)	(62,267)
U.S. High Relative Profitability Portfolio	(8,260)	(2,281)	(10,541)
DFA Real Estate Securities Portfolio	(12,982)	—	(12,982)

As of October 31, 2021, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Unrealized Appreciation (Depreciation)	Total Net Distributable Earnings (Accumulated Losses)
Enhanced U.S. Large Company Portfolio	$56,547	$76,606	$(2,366)	$130,787
U.S. Large Cap Equity Portfolio	—	65,510	1,118,349	1,183,859
U.S. Large Cap Value Portfolio	3,129	665,495	10,740,566	11,409,190
U.S. Targeted Value Portfolio	83,374	726,719	4,577,095	5,387,188
U.S. Small Cap Value Portfolio	123,325	1,148,146	5,786,050	7,057,521
U.S. Core Equity 1 Portfolio	—	865,683	19,656,685	20,522,368
U.S. Core Equity 2 Portfolio	25,049	1,246,047	20,369,182	21,640,278
U.S. Vector Equity Portfolio	14,515	309,253	2,739,749	3,063,517
U.S. Small Cap Portfolio	—	848,751	8,272,675	9,121,426
U.S. Micro Cap Portfolio	—	674,878	3,601,647	4,276,525
U.S. High Relative Profitability Portfolio	7,160	110,029	1,600,233	1,717,422
DFA Real Estate Securities Portfolio	93,898	96,126	5,118,441	5,308,465

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2021, the Portfolios did not have any capital loss carryforwards available to offset future realized capital gains.

During the year ended October 31, 2021, the following Portfolios used the following capital loss carryforwards to offset realized capital gains for federal income tax purposes (amounts in thousands):

U.S. Large Cap Equity Portfolio	$6,619
U.S. Large Cap Value Portfolio	505,285
U.S. Targeted Value Portfolio	195,289
U.S. Small Cap Value Portfolio	572,029
U.S. Core Equity 1 Portfolio	151,063
U.S. Core Equity 2 Portfolio	152,348
U.S. Vector Equity Portfolio	23,852
U.S. Small Cap Portfolio	295,476
U.S. Micro Cap Portfolio	27,303
U.S. High Relative Profitability Portfolio	22,636

As of April 30, 2022, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Enhanced U.S. Large Company Portfolio	$349,005	$3,753	$(16,400)	$(12,647)
U.S. Large Cap Equity Portfolio	1,006,013	876,651	(25,402)	851,249
U.S. Large Cap Value Portfolio	14,897,885	8,923,310	—	8,923,310
U.S. Targeted Value Portfolio	8,775,328	4,130,417	(508,848)	3,621,569
U.S. Small Cap Value Portfolio	10,130,539	4,870,401	(451,805)	4,418,596
U.S. Core Equity 1 Portfolio	14,103,560	16,633,593	(586,406)	16,047,187
U.S. Core Equity 2 Portfolio	15,146,208	17,205,804	(594,448)	16,611,356
U.S. Vector Equity Portfolio	2,566,749	2,277,703	(135,849)	2,141,854
U.S. Small Cap Portfolio	9,146,403	6,197,881	(452,466)	5,745,415
U.S. Micro Cap Portfolio	4,522,357	2,715,501	(288,601)	2,426,900
U.S. High Relative Profitability Portfolio	4,095,369	1,305,389	(148,370)	1,157,019
DFA Real Estate Securities Portfolio	5,808,979	4,872,941	(249,171)	4,623,770

The difference between GAAP-basis and tax-basis unrealized gains (losses) can occur as a result of wash sales and net mark to market gains (losses) on regulated futures contracts, net mark-to-market gain/loss on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments.

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolios’ tax positions and has concluded that no additional provision for income tax is required in the Portfolios’ financial statements. The Portfolios are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolios’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Capital Share Transactions:

The capital share transactions by class were as follows (amounts in thousands):

	Six Months Ended April 30, 2022		Year Ended October 31, 2021
	(Unaudited)
	Amount	Shares	Amount	Shares
U.S. Targeted Value Portfolio
Class R1 Shares
Shares Issued	$10,827	356	$40,799	1,490
Shares Issued in Lieu of Cash Distributions	4,907	168	889	32
Shares Redeemed	(50,264)	(1,639)	(28,559)	(1,012)

Net Increase (Decrease) — Class R1 Shares	$(34,530)	(1,115)	$13,129	510

Class R2 Shares
Shares Issued	$13,605	454	$17,230	605
Shares Issued in Lieu of Cash Distributions	5,001	172	922	34
Shares Redeemed	(18,986)	(636)	(31,502)	(1,173)

Net Increase (Decrease) — Class R2 Shares	$(380)	(10)	$(13,350)	(534)

Institutional Class Shares

	Six Months Ended April 30, 2022		Year Ended October 31, 2021
	(Unaudited)
	Amount	Shares	Amount	Shares
Shares Issued	$1,417,238	46,869	$2,355,064	82,989
Shares Issued in Lieu of Cash Distributions	843,039	28,771	179,495	6,573
Shares Redeemed	(1,787,136)	(59,128)	(4,429,257)	(160,274)

Net Increase (Decrease) — Institutional Class Shares	$473,141	16,512	$(1,894,698)	(70,712)

H. Financial Instruments:

In accordance with the Portfolios’ investment objectives and policies, the Portfolios may invest either directly or indirectly (through their investments in a corresponding Master Fund), in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

Derivative Financial Instruments:

Summarized below are the specific types of derivative instruments used by the Portfolios.

1. Forward Currency Contracts: The Enhanced U.S. Large Company Portfolio may acquire and sell forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk) or to transfer balances from one currency to another currency. The Enhanced U.S. Large Company Portfolio may hedge some or all of the currency exposure of its foreign securities by entering into forward currency contracts. The decision to hedge the Enhanced U.S. Large Company Portfolio’s currency exposure with respect to a foreign market will be based primarily on the Portfolio’s existing exposure to a given foreign currency. The Enhanced U.S. Large Company Portfolio typically hedges its foreign currency exposure. Each contract is valued daily and the change in value is recorded by the Portfolio as an unrealized gain or loss, which is presented in the Statements of Operations as the change in unrealized appreciation or depreciation of forward currency contracts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statements of Operations as a net realized gain or loss on forward currency contracts. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.

2. Futures Contracts: Each Portfolio listed below may purchase or sell futures contracts and options on futures contracts for equity securities and indices to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Portfolio. The Enhanced U.S. Large Company Portfolio may also use futures contracts and options thereon to hedge against securities prices or as part of its overall investment strategy. Upon entering into a futures contract, the Portfolios deposit cash or pledge U.S. Government securities to a broker in an amount equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Portfolios as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolios record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolio could lose more than the initial margin requirements. The Portfolios entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

Securities have been segregated as collateral for open futures contracts.

The average volume (based on the open positions at each fiscal month-end) of derivative activity for the six months ended April 30, 2022 was as follows (amounts in thousands):

	Forward Currency Contracts*	Futures**
Enhanced U.S. Large Company Portfolio	$184,612	$390,383
U.S. Targeted Value Portfolio	—	127,625
U.S. Small Cap Value Portfolio	—	176,846
U.S. Core Equity 1 Portfolio	—	277,038
U.S. Core Equity 2 Portfolio	—	289,858
U.S. Vector Equity Portfolio	—	38,482
U.S. Small Cap Portfolio	—	166,942
U.S. Micro Cap Portfolio	—	73,275
U.S. High Relative Profitability Portfolio	—	49,243
DFA Real Estate Securities Portfolio	—	105,836

*	Average amount of Currency Purchased/Sold in USD
**	Average Notional Value of futures contracts

The following is a summary of the Portfolios’ derivative instrument holdings categorized by primary risk exposure as of April 30, 2022 (amounts in thousands):

	Asset Derivatives Value
	Total Value at April 30, 2022	Forward Currency Contracts (1)
Enhanced U.S. Large Company Portfolio	$3,720	$3,720

	Liability Derivatives Value
	Total Value at April 30, 2022	Forward Currency Contracts (2)	Equity Contracts*, (3)
Enhanced U.S. Large Company Portfolio	$(22,052)	$(20)	$(22,032)
U.S. Targeted Value Portfolio	(4,544)	—	(4,544)
U.S. Small Cap Value Portfolio	(10,735)	—	(10,735)
U.S. Core Equity 1 Portfolio	(7,361)	—	(7,361)
U.S. Core Equity 2 Portfolio	(7,785)	—	(7,785)
U.S. Vector Equity Portfolio	(1,054)	—	(1,054)
U.S. Small Cap Portfolio	(4,641)	—	(4,641)
U.S. Micro Cap Portfolio	(2,439)	—	(2,439)
U.S. High Relative Profitability Portfolio	(1,073)	—	(1,073)
DFA Real Estate Securities Portfolio	(5,699)	—	(5,699)

(1)	Presented on Statements of Assets and Liabilities as Unrealized Gain on Forward Currency Contracts.

(2)	Presented on Statements of Assets and Liabilities as Unrealized Loss on Forward Currency Contracts.
(3)	Presented on Statements of Assets and Liabilities as Receivables or Payables: Futures Margin Variation.
*	Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s margin variation is reported within the Statements of Assets and Liabilities.

The following is a summary of the realized and change in unrealized gains and losses from the Portfolios’ derivative instrument holdings categorized by primary risk exposure for the six months ended April 30, 2022 (amounts in thousands):

	Realized Gain (Loss) on Derivatives
	Total	Forward Currency Contracts (1)	Equity Contracts (2)
Enhanced U.S. Large Company Portfolio	$(1,080)	$947	$(2,027)
U.S. Large Cap Equity Portfolio	(19)	—	(19)*
U.S. Targeted Value Portfolio	(1,152)	—	(1,152)
U.S. Small Cap Value Portfolio	7,482	—	7,482
U.S. Core Equity 1 Portfolio	(14,555)	—	(14,555)
U.S. Core Equity 2 Portfolio	(16,250)	—	(16,250)
U.S. Vector Equity Portfolio	(3,306)	—	(3,306)
U.S. Small Cap Portfolio	(3,353)	—	(3,353)
U.S. Micro Cap Portfolio	(7,358)	—	(7,358)
U.S. High Relative Profitability Portfolio	(4,610)	—	(4,610)
DFA Real Estate Securities Portfolio	326	—	326

	Change in Unrealized Appreciation (Depreciation) on Derivatives
	Total	Forward Currency Contracts (3)	Equity Contracts (4)
Enhanced U.S. Large Company Portfolio	$(28,387)	$6,330	$(34,717)
U.S. Targeted Value Portfolio	(7,306)	—	(7,306)
U.S. Small Cap Value Portfolio	(13,969)	—	(13,969)
U.S. Core Equity 1 Portfolio	(14,063)	—	(14,063)
U.S. Core Equity 2 Portfolio	(14,501)	—	(14,501)
U.S. Vector Equity Portfolio	(1,907)	—	(1,907)
U.S. Small Cap Portfolio	(10,329)	—	(10,329)
U.S. Micro Cap Portfolio	(4,297)	—	(4,297)
U.S. High Relative Profitability Portfolio	(2,015)	—	(2,015)
DFA Real Estate Securities Portfolio	(8,097)	—	(8,097)

(1)	Presented on Statements of Operations as Net Realized Gain (Loss) on: Forward Currency Contracts.
(2)	Presented on Statements of Operations as Net Realized Gain (Loss) on: Futures.
(3)	Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) of: Forward Currency Contracts.
(4)	Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) of: Futures.
*	As of April 30, 2022, there were no futures contracts outstanding. During the six months ended April 30, 2022, the Portfolio had limited activity in futures contracts.

Offsetting of Derivative Assets and Derivative Liabilities

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (OTC) derivatives and forward currency contracts and typically contains, among other things, provisions in the event of a default and/or termination event and may also include collateral posting items. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted, if any, and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.

The following table presents the Portfolios’ gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Portfolios as of April 30, 2022 (amounts in thousands):

		Net Amounts of Assets Presented in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities					Net Amounts of Liabilities Presented in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities
Description	Gross Amounts of Recognized Assets (a)		Financial Instruments (b)	Non-Cash Collateral Received	Cash Collateral Received	Net Amount (c)	Gross Amounts of Recognized Liabilities (a)		Financial Instruments (d)	Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Amount (e)
	Assets						Liabilities
Enhanced U.S. Large Company Portfolio
State Street Bank and Trust	$2,455	$2,455	—	—	—	$2,455	—	—	—	—	—	—
HSBC Bank	1,256	1,256	—	—	—	1,256	—	—	—	—	—	—
Bank of America Corp.	—	—	—	—	—	—	$6	$6	—	—	—	$6
Citibank, N.A.	—	—	—	—	—	—	1	1	—	—	—	1
UBS AG	8	8	$(8)	—	—	—	12	12	$(8)	—	—	4

Total	$3,719	$3,719	$(8)	—	—	$3,711	$19	$19	$(8)	—	—	$11

(a)	No amounts have been netted against the gross amounts recognized in the Statements of Assets and Liabilities.
(b)

Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.

(c)	Represents the net amount due from counterparties in the event of default.
(d)

Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.

(e)	Represents the net amount due to counterparties in the event of default.

I. Line of Credit and Interfund Lending Program:

The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 6, 2022, with its domestic custodian bank. A line of credit with similar terms was in effect through April 6, 2022. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 5, 2023.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 2, 2022. A line of credit with similar terms was in effect through January 1, 2022. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 1, 2023.

For the six months ended April 30, 2022, borrowings by the following Portfolios under the lines of credit were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding*	Interest Expense Incurred	Maximum Amount Borrowed During the Period	Outstanding Borrowings as of 04/30/2022
U.S. Large Cap Equity Portfolio	0.96%	$8,865	4	$1	$16,742	—
U.S. Vector Equity Portfolio	1.08%	1,245	4	—	1,245	—

*	Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2022, that each Portfolio’s available line of credit was used.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Portfolios may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.

For the six months ended April 30, 2022, activity by the Portfolios under the interfund lending program was as follows (amounts in thousands, except percentages and days):

	Borrower or Lender	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding*	Interest Expense/ Income	Maximum Amount Borrowed/Loaned During the Period	Outstanding Borrowings as of 04/30/2022
U.S. Large Cap Equity Portfolio	Borrower	0.44%	$50,231	4	$2	$51,969	—

*	Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2022 that the Portfolio utilized the interfund lending program.

J. Affiliated Trades:

Cross trades for the six months ended April 30, 2022, if any, were executed by the Portfolios pursuant to procedures adopted by the Board of Directors of the Fund to ensure compliance with Rule 17a-7 under the Investment Company Act of 1940 (the “1940 Act”). Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment advisor (or affiliated investment advisors), common Directors and/or common Officers. At its regularly scheduled meetings, the CCO certifies to the Board that the 17a-7 transactions entered into by the Portfolios complied with the Rule 17a-7 Procedures adopted by the Board of Directors of the Fund.

For the six months ended April 30, 2022, cross trades by the Portfolios under Rule 17a-7 were as follows (amounts in thousands):

Portfolio	Purchases	Sales	Realized Gain (Loss)
U.S. Large Cap Equity Portfolio	$6,658	$24,911	$3,377
U.S. Targeted Value Portfolio	127,752	67,301	(12,194)
U.S. Small Cap Value Portfolio	229,919	129,047	51,241
U.S. Core Equity 1 Portfolio	64,766	86,004	13,658
U.S. Core Equity 2 Portfolio	49,442	39,127	13,812
U.S. Vector Equity Portfolio	24,053	13,267	6,550
U.S. Small Cap Portfolio	44,058	166,795	23,452
U.S. Micro Cap Portfolio	65,668	24,958	5,835
U.S. High Relative Profitability Portfolio	52,514	44,114	4,115
DFA Real Estate Securities Portfolio	21	42,775	8,856

K. Securities Lending:

As of April 30, 2022, some of the Portfolios had securities on loan to brokers/dealers, for which each such Portfolio received cash collateral. In addition, the Portfolios received non-cash collateral consisting of short- and/or long-term U.S. Treasuries and U.S. government agency securities as follows (amounts in thousands):

Non-Cash Collateral Market Value
U.S. Large Cap Equity Portfolio	$34,165
U.S. Targeted Value Portfolio	164,612
U.S. Small Cap Value Portfolio	239,058
U.S. Core Equity 1 Portfolio	521,890
U.S. Core Equity 2 Portfolio	559,561
U.S. Vector Equity Portfolio	83,009
U.S. Small Cap Portfolio	383,769
U.S. Micro Cap Portfolio	168,281
U.S. High Relative Profitability Portfolio	1,522
DFA Real Estate Securities Portfolio	165,512

Each Portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolio’s collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, a Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

Subject to their stated investment policies, each Portfolio with securities on loan will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the “Money Market Series”), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. Each Portfolio also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, each Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2022 (amounts in thousands):

	Remaining Contractual Maturity of the Agreements As of April 30, 2022
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Enhanced U.S. Large Company Portfolio
Bonds	$18,613	—	—	—	$18,613
U.S. Large Cap Equity Portfolio
Common Stocks	5,478	—	—	—	5,478
U.S. Targeted Value Portfolio
Common Stocks, Preferred Stocks	538,165	—	—	—	538,165
U.S. Small Cap Value Portfolio
Common Stocks, Preferred Stocks	674,013	—	—	—	674,013
U.S. Core Equity 1 Portfolio
Common Stocks, Preferred Stocks	542,845	—	—	—	542,845
U.S. Core Equity 2 Portfolio
Common Stocks, Preferred Stocks	703,434	—	—	—	703,434
U.S. Vector Equity Portfolio
Common Stocks, Preferred Stocks	160,320	—	—	—	160,320
U.S. Small Cap Portfolio
Common Stocks, Preferred Stocks, Rights/Warrants	1,018,401	—	—	—	1,018,401
U.S. Micro Cap Portfolio
Common Stocks, Preferred Stocks, Rights/Warrants	552,909	—	—	—	552,909
U.S. High Relative Profitability Portfolio
Common Stocks	156	—	—	—	156

	Remaining Contractual Maturity of the Agreements As of April 30, 2022
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions DFA Real Estate Securities Portfolio
Common Stocks	$130,624	—	—	—	$130,624

L. Shareholder Servicing Fees:

The Class R1 Shares pay a shareholder servicing fee in an amount up to 0.10% and Class R2 Shares pay a shareholder servicing fee in an amount up to 0.25% of their annual average net assets to compensate service agents that provide shareholder servicing, record keeping, account maintenance and other services to investors in U.S. Targeted Value Portfolio Class R1 and Class R2 Shares.

M. Indemnitees; Contractual Obligations:

Under the Fund’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

N. In-Kind Redemptions:

During the six months ended April 30, 2022, the Portfolio listed below realized net gains (losses) on in-kind redemptions as follows (amounts in thousands):

U.S. Micro Cap Portfolio	$21,523

O. Recently Issued Accounting Standards and Regulations:

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the Portfolios’ financial statements.

In October 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies. Rule 18f-4 (the “Derivatives Rule”) imposes limits on the amount of derivatives contracts the Portfolios could enter, eliminate the asset segregation framework currently used by the Portfolios to comply with Section 18 of the 1940 Act, and require funds whose use of derivatives is more than a limited specified exposure to establish and maintain a derivatives risk management program and appoint a derivatives risk manager. The Derivatives Rule became effective February 19, 2021 and the Portfolios are required to comply on August 19, 2022. Management is currently evaluating the effect, if any, the Derivatives Rule will have on the Portfolios.

On December 3, 2020, the SEC adopted new Rule 2a-5 (the _Valuation Rule”) under the Investment Company Act of 1940, establishing an updated regulatory framework for fund valuation. The Valuation Rule, in part, provides a framework for good faith fair value determination and permits a Board to designate fair value determinations to a fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Valuation Rule became effective on March 8, 2021, with a compliance date of September 8, 2022. Management is currently evaluating the Valuation Rule and its effect on the Portfolios.

P. Russia and Ukraine Conflict:

As a result of the conflict between Russia and Ukraine that began in February 2022, economic sanctions have been placed on Russia and certain of its citizens. It is uncertain how long the conflict, economic sanctions, and any resulting effect on global markets will continue. Management is currently evaluating the effect of these developments on the Portfolios.

Q. Other:

As of April 30, 2022, the following number of shareholders held the following approximate percentages of the Portfolios’ outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

	Number of Shareholders	Approximate Percentage of Outstanding Shares
Enhanced U.S. Large Company Portfolio-Institutional Class	4	67%
U.S. Large Cap Equity Portfolio-Institutional Class	4	85%
U.S. Large Cap Value Portfolio-Institutional Class	3	66%
U.S. Targeted Value Portfolio-Class R1	6	87%
U.S. Targeted Value Portfolio-Class R2	6	91%
U.S. Targeted Value Portfolio-Institutional Class	3	56%
U.S. Small Cap Value Portfolio-Institutional Class	4	75%
U.S. Core Equity 1 Portfolio-Institutional Class	4	73%
U.S. Core Equity 2 Portfolio-Institutional Class	5	83%
U.S. Vector Equity Portfolio-Institutional Class	4	82%
U.S. Small Cap Portfolio-Institutional Class	3	56%
U.S. Micro Cap Portfolio-Institutional Class	4	79%
U.S. High Relative Profitability Portfolio-Institutional Class	3	87%
DFA Real Estate Securities Portfolio-Institutional Class	4	69%

The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business (for example, claw back litigation against former shareholders of portfolio companies that filed for bankruptcy, such as the now ended litigation involving The Tribune Company and the ongoing litigation involving Nine West). Although management currently believes that resolving claims against the Portfolios, individually or in aggregate, will not have a material adverse impact on the Portfolios’ financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

R. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Portfolios through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

RESULTS OF THE SHAREHOLDER MEETING

On December 29, 2021, DFA Investment Dimensions Group Inc. (“DFAIDG”) held a Special Joint Meeting of Shareholders for the purpose of considering and voting upon the election of Directors. Directors were elected by the shareholders of all series of DFAIDG, including each of the Portfolios. The results of the voting were as follows:

DFAIDG

Proposal: Election of Directors*

	For Vote	Withhold Vote	Total Vote	% For Vote	% Withhold Vote	% Total Vote
1. Reena Aggarwal	9,921,508,370	63,420,976	9,984,929,347	99.36%	0.64%	100.00%
2. David P. Butler	9,883,286,256	101,643,091	9,984,929,347	98.98%	1.02%	100.00%
3. George M Constantinides	9,821,909,934	163,019,413	9,984,929,347	98.37%	1.63%	100.00%
4. Douglas W. Diamond	9,882,157,782	102,771,565	9,984,929,347	98.97%	1.03%	100.00%
5. Darrell Duffie	9,882,905,906	102,023,441	9,984,929,347	98.98%	1.02%	100.00%
6. Francis A. Longstaff	9,921,901,084	63,028,263	9,984,929,347	99.37%	0.63%	100.00%
7. Gerard K. O’Reilly	9,882,646,658	102,282,689	9,984,929,347	98.98%	1.02%	100.00%
8. Abbie J. Smith	9,830,541,976	154,387,371	9,984,929,347	98.45%	1.55%	100.00%
9. Heather E. Tookes	9,923,656,008	61,273,339	9,984,929,347	99.39%	0.61%	100.00%
10. Ingrid M. Werner	9,883,645,976	101,283,371	9,984,929,347	98.99%	1.01%	100.00%

*	Results are for all series within DFAIDG

DFA INVESTMENT DIMENSIONS GROUP INC.

DFA COMMODITY STRATEGY PORTFOLIO

CONSOLIDATED DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table is meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

Six Months Ended April 30, 2022

EXPENSE TABLE

	Beginning Account Value 11/01/21	Ending Account Value 04/30/22	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
DFA Commodity Strategy Portfolio
Actual Fund Return	$1,000.00	$1,230.70	0.31%	$1.71

CONSOLIDATED DISCLOSURE OF FUND EXPENSES

CONTINUED

	Beginning Account Value 11/01/21	Ending Account Value 04/30/22	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
Hypothetical 5% Annual Return	$1,000.00	$1,023.26	0.31%	$1.56

(1)

DFA Commodity Strategy Portfolio wholly owns Dimensional Cayman Commodity Fund I, LTD. The expenses shown reflect the consolidated expenses of Dimensional Cayman Commodity Fund I, LTD. and DFA Commodity Strategy Portfolio. Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

DFA INVESTMENT DIMENSIONS GROUP INC.

DFA COMMODITY STRATEGY PORTFOLIO

CONSOLIDATED DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-PORT with the SEC on March 29, 2022. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

DFA Commodity Strategy Portfolio
Basic Materials	0.7%
Communications	1.9%
Consumer, Cyclical	4.9%
Consumer, Non-cyclical	6.0%
Energy	5.7%
Financial	30.1%
Foreign Government	3.7%
Industrial	2.7%
Supranational	1.5%
Technology	2.8%
U.S. Government	38.1%
Utilities	1.9%

100.0%

DFA COMMODITY STRATEGY PORTFOLIO

CONSOLIDATED SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

		Face Amount^	Value†
		(000)
BONDS — (60.6%)
AUSTRALIA — (2.5%)
APT Pipelines Ltd.
4.200%, 03/23/25		4,000	$4,008,360
Bank of New Zealand
Ω 3.500%, 02/20/24		5,250	5,270,276
Glencore Funding LLC
4.125%, 03/12/24		2,225	2,234,549
4.625%, 04/29/24		7,350	7,437,238
Macquarie Bank Ltd.
Ω 2.300%, 01/22/25		2,390	2,309,026
New South Wales Treasury Corp.
5.000%, 08/20/24	AUD	13,500	10,030,203
Queensland Treasury Corp.
5.750%, 07/22/24	AUD	4,800	3,608,250
Westpac Banking Corp.
3.250%, 11/16/23	AUD	10,000	7,094,901

TOTAL AUSTRALIA			41,992,803

AUSTRIA — (0.1%)
Oesterreichische Kontrollbank AG
0.500%, 09/16/24		1,500	1,417,825

CANADA — (8.8%)
Bank of Montreal
2.500%, 06/28/24		3,000	2,947,516
0.625%, 07/09/24		1,350	1,270,680
Bank of Montreal, Floating Rate Note
(r) SOFR + 0.350%, FRN,
0.592%, 12/08/23		7,525	7,481,300
#(r) SOFR + 0.320%, FRN,
0.422%, 07/09/24		2,000	1,977,708
Bank of Nova Scotia
# 0.700%, 04/15/24		11,620	11,046,377
Bank of Nova Scotia, Floating Rate Note, SOFR + 0.380%, FRN
#(r) 0.660%, 07/31/24		1,000	992,759
Brookfield Asset Management, Inc.
4.000%, 01/15/25		6,200	6,263,134
Canadian Imperial Bank of Commerce
3.100%, 04/02/24		4,500	4,476,171
1.000%, 10/18/24		5,000	4,698,116
2.250%, 01/28/25		5,000	4,812,327

		Face Amount^	Value†
		(000)
CANADA — (Continued)
Canadian Imperial Bank of Commerce, Floating Rate
Note, SOFR + 0.400%, FRN
(r) 0.656%, 12/14/23		3,000	$2,989,260
Canadian Natural Resources Ltd.
2.950%, 01/15/23		750	751,219
# 3.900%, 02/01/25		8,300	8,310,095
Enbridge, Inc.
4.000%, 10/01/23		7,000	7,066,798
# 2.500%, 01/15/25		2,000	1,939,658
ITC Holdings Corp.
3.650%, 06/15/24		9,000	8,984,963
National Bank of Canada
2.100%, 02/01/23		2,500	2,488,661
0.750%, 08/06/24		9,350	8,784,832
Quebec, Province of Canada
4.200%, 03/10/25	AUD	2,000	1,438,420
Royal Bank of Canada
2.333%, 12/05/23	CAD	25,000	19,186,549
0.650%, 07/29/24		1,750	1,644,810
Royal Bank of Canada, Floating Rate Note
#(r) SOFR + 0.300%, FRN,
0.420%, 01/19/24		1,950	1,935,858
#(r) SOFR + 0.360%, FRN,
0.512%, 07/29/24		7,750	7,708,617
Suncor Energy, Inc.
2.800%, 05/15/23		6,900	6,877,466
Thomson Reuters Corp.
3.850%, 09/29/24		5,000	5,009,861
Toronto-Dominion Bank
2.850%, 03/08/24	CAD	10,000	7,669,326
3.250%, 03/11/24		1,750	1,750,219
0.700%, 09/10/24		4,500	4,237,208
Toronto-Dominion Bank,
Floating Rate Note, SOFR
+ 0.240%, FRN
(r) 0.522%, 01/06/23		3,296	3,290,595

TOTAL CANADA			148,030,503

DENMARK — (0.4%)
Danske Bank AS
5.375%, 01/12/24		6,132	6,254,292
5.375%, 01/12/24		1,000	1,019,943

TOTAL DENMARK			7,274,235

DFA COMMODITY STRATEGY PORTFOLIO

CONTINUED

		Face Amount^	Value†
		(000)
FRANCE — (2.9%)
BNP Paribas SA
Ω 2.950%,05/23/22		2,000	$2,001,786
#Ω 3.375%,01/09/25		7,000	6,875,629
BPCE SA
# 4.000%,04/15/24		500	504,895
# 2.375%,01/14/25		7,985	7,633,793
Credit Agricole SA
3.875%, 04/15/24		3,550	3,571,967
# 3.250%,10/04/24		5,000	4,950,869
Societe Generale SA
#Ω 3.875%,03/28/24		10,500	10,461,465
Total Capital International SA
# 3.750%,04/10/24		13,004	13,132,536

TOTAL FRANCE			49,132,940

GERMANY — (3.0%)
Bayer U.S. Finance II LLC
Ω 3.875%,12/15/23		3,500	3,527,735
Bayer U.S. Finance LLC
3.375%, 10/08/24		6,000	5,933,506
BMW U.S. Capital LLC
#Ω 0.800%,04/01/24		2,000	1,909,671
0.750%, 08/12/24		2,290	2,168,043
BMW U.S. Capital LLC,
Floating Rate Note, SOFR
+ 0.530%, FRN
(r)Ω 0.800%,04/01/24		8,000	7,987,672
Daimler Finance North
America LLC
Ω 2.550%,08/15/22		1,100	1,101,633
Ω 2.125%,03/10/25		5,000	4,778,588
Deutsche Bank AG
3.950%, 02/27/23		1,695	1,704,894
Kreditanstalt fuer Wiederaufbau
5.000%, 03/19/24	AUD	2,000	1,466,963
1.500%, 07/24/24	AUD	8,800	6,010,975
Landwirtschaftliche Rentenbank
4.750%, 04/08/24	AUD	10,000	7,304,751
NRW Bank
1.600%, 07/31/24	AUD	4,000	2,724,157
Volkswagen Group of
America Finance LLC
Ω 2.700%,09/26/22		4,000	3,998,756

TOTAL GERMANY			50,617,344

IRELAND — (0.6%)

AerCap Ireland Capital DAC/AerCap Global Aviation Trust
# 4.875%,01/16/24		7,500	7,542,585

		Face Amount^	Value†
		(000)
IRELAND — (Continued)
2.875%, 08/14/24		2,450	$2,356,663

TOTAL IRELAND			9,899,248

ITALY —(0.5%)
Republic of Italy Government International Bond
0.875%, 05/06/24		8,000	7,610,352

JAPAN — (5.6%)
Aircastle Ltd.
# 4.125%, 05/01/24		8,900	8,853,360
American Honda Finance Corp.
1.950%, 05/20/22		1,500	1,500,631
3.550%, 01/12/24		3,000	3,020,304
0.550%, 07/12/24		10,000	9,442,074
Mitsubishi UFJ Financial Group, Inc.
2.193%, 02/25/25		9,600	9,204,984
Mizuho Financial Group, Inc.
# 2.601%,09/11/22		2,173	2,178,081
MUFG Bank Ltd.
Ω 3.250%,09/08/24		2,000	1,982,684
Nissan Motor Acceptance Co. LLC
1.125%, 09/16/24		6,750	6,272,958
Nissan Motor Co. Ltd.
3.043%, 09/15/23		3,801	3,763,428
Nomura Holdings, Inc.
2.648%, 01/16/25		8,390	8,124,688
Sumitomo Mitsui Financial Group, Inc.
2.696%, 07/16/24		9,500	9,310,502
2.348%, 01/15/25		5,500	5,288,779
Sumitomo Mitsui Trust Bank Ltd.
#Ω 0.800%,09/12/23		12,500	12,108,445
#Ω 0.850%,03/25/24		750	714,103
Toyota Motor Credit Corp.
2.500%, 03/22/24		10,000	9,891,639
0.625%, 09/13/24		2,000	1,886,524

TOTAL JAPAN			93,543,184

NETHERLANDS — (0.7%)
Cooperatieve Rabobank UA
2.625%, 07/22/24		6,940	6,799,091
ING Groep NV
3.550%, 04/09/24		5,000	4,989,836

TOTAL NETHERLANDS			11,788,927

NEW ZEALAND — (1.7%)
New Zealand Government Bond
0.500%, 05/15/24	NZD	45,900	28,007,070

DFA COMMODITY STRATEGY PORTFOLIO

CONTINUED

		Face Amount^	Value†
		(000)
NEW ZEALAND — (Continued)
New Zealand Local
Government Funding Agency Bond
2.250%, 04/15/24 NZD		1,500	$939,063

TOTAL NEW ZEALAND			28,946,133

SPAIN — (0.8%)
Banco Santander SA
3.496%, 03/24/25		7,000	6,886,265
Santander Holdings USA, Inc.
3.400%, 01/18/23		2,000	2,005,513
# 3.500%, 06/07/24		5,000	4,969,210

TOTAL SPAIN			13,860,988

SUPRANATIONAL ORGANIZATION OBLIGATIONS — (1.4%)
African Development Bank
4.750%, 03/06/24	AUD	12,000	9,178,331
Asian Development Bank
1.100%, 08/15/24	AUD	6,200	4,191,458
European Investment Bank
4.750%, 08/07/24	AUD	1,000	732,454
Inter-American Development Bank
4.750%, 08/27/24	AUD	1,000	732,593
Nordic Investment Bank
4.750%, 02/28/24	AUD	3,300	2,406,795
0.375%, 09/20/24		7,550	7,116,856

TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS			24,358,487

SWEDEN — (2.1%)
Skandinaviska Enskilda Banken AB
#Ω 0.650%, 09/09/24		26,136	24,496,311
Svensk Exportkredit AB
0.625%, 10/07/24		10,600	10,030,250

TOTAL SWEDEN			34,526,561

SWITZERLAND — (1.0%)
Credit Suisse AG
3.625%, 09/09/24		6,560	6,546,700
UBS AG, Floating Rate Note, SOFR + 0.360%, FRN
(r)Ω 0.536%, 02/09/24		11,000	10,957,056

TOTAL SWITZERLAND			17,503,756

UNITED KINGDOM — (2.7%)
BAT Capital Corp.
3.222%, 08/15/24		9,200	9,072,130

	Face Amount^	Value†
	(000)
UNITED KINGDOM — (Continued)
BP Capital Markets PLC
3.814%, 02/10/24	13,500	$13,617,915
CNH Industrial Capital LLC
1.950%, 07/02/23	4,000	3,937,762
HSBC Holdings PLC
3.600%, 05/25/23	3,200	3,223,819
NatWest Markets PLC
#Ω 2.375%, 05/21/23	2,900	2,869,623
Ω 0.800%, 08/12/24	12,000	11,231,044
Reckitt Benckiser Treasury Services PLC
2.750%, 06/26/24	658	649,148

TOTAL UNITED KINGDOM		44,601,441

UNITED STATES — (25.8%)
AbbVie, Inc.
# 2.900%, 11/06/22	6,500	6,517,251
Aetna, Inc.
# 2.750%, 11/15/22	886	887,443
3.500%, 11/15/24	1,600	1,597,780
Air Lease Corp.
2.250%, 01/15/23	2,414	2,405,091
Ally Financial, Inc.
3.875%, 05/21/24	2,500	2,508,600
5.125%, 09/30/24	7,000	7,205,461
American Express Co.
2.500%, 08/01/22	3,569	3,574,797
2.250%, 03/04/25	10,000	9,643,980
American Tower Corp.
3.375%, 05/15/24	1,900	1,894,535
Ameriprise Financial, Inc.
3.000%, 04/02/25	5,000	4,937,796
Anthem, Inc.
2.375%, 01/15/25	11,000	10,651,408
Ares Capital Corp.
4.200%, 06/10/24	9,500	9,505,978
Arrow Electronics, Inc.
3.250%, 09/08/24	1,500	1,483,082
AT&T, Inc.
# 3.950%, 01/15/25	3,000	3,051,038
Bank of America Corp.
# 3.300%, 01/11/23	5,000	5,040,216
# 4.125%, 01/22/24	5,000	5,072,800
Boeing Co.
2.200%, 10/30/22	3,500	3,490,022
Boeing Co. (The)
# 2.800%, 03/01/23	4,000	3,982,881
Booking Holdings, Inc.
# 3.650%, 03/15/25	10,000	10,018,035
Boston Scientific Corp.
# 3.450%, 03/01/24	875	875,899

DFA COMMODITY STRATEGY PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
UNITED STATES — (Continued)
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.625%, 01/15/24	8,000	$8,041,625
Bunge Ltd. Finance Corp.
3.000%, 09/25/22	2,000	2,006,212
Campbell Soup Co.
3.300%, 03/19/25	10,000	9,878,847
Capital One Financial Corp.
# 3.300%, 10/30/24	1,486	1,466,934
# 3.200%, 02/05/25	6,400	6,289,900
Cardinal Health, Inc.
# 3.079%, 06/15/24	9,750	9,660,996
Carrier Global Corp.
2.242%, 02/15/25	1,244	1,190,830
Charles Schwab Corp., Floating Rate Note, SOFR + 0.500%, FRN
(r) 0.770%, 03/18/24	3,073	3,069,138
Cigna Corp.
3.750%, 07/15/23	1,163	1,172,916
Cintas Corp. No. 2
3.450%, 05/01/25	2,200	2,190,746
CNA Financial Corp.
3.950%, 05/15/24	2,000	2,012,320
Discovery Communications LLC
# 3.800%, 03/13/24	8,000	7,999,949
Eastern Energy Gas Holdings LLC
2.500%, 11/15/24	1,827	1,782,821
eBay, Inc.
2.750%, 01/30/23	3,800	3,804,136
Edison International
2.400%, 09/15/22	2,400	2,391,050
2.950%, 03/15/23	1,522	1,516,642
3.550%, 11/15/24	2,000	1,975,973
4.950%, 04/15/25	3,000	3,052,111
Energy Transfer LP/Regency Energy Finance Corp.
4.500%, 11/01/23	9,000	9,080,944
Fiserv, Inc.
# 2.750%, 07/01/24	5,000	4,923,301
General Motors Financial Co., Inc.
3.550%, 07/08/22	1,088	1,091,942
# 3.250%, 01/05/23	4,350	4,367,974
5.100%, 01/17/24	2,000	2,044,826
# 1.200%, 10/15/24	2,000	1,877,505
Georgia-Pacific LLC
3.600%, 03/01/25	2,000	2,001,309
GlaxoSmithKline Capital PLC
3.000%, 06/01/24	4,361	4,348,684
Global Payments, Inc.
3.750%, 06/01/23	4,000	4,018,802

	Face Amount^	Value†
	(000)
UNITED STATES — (Continued)
2.650%, 02/15/25	3,000	$2,894,974
Goldman Sachs Group, Inc.
# 3.200%, 02/23/23	4,500	4,515,843
3.500%, 01/23/25	5,000	4,952,704
Goldman Sachs Group, Inc. (The)
# 3.625%, 01/22/23	1,503	1,514,265
Harley-Davidson Financial Services, Inc.
3.350%, 02/15/23	1,200	1,200,111
Hewlett Packard Enterprise Co.
1.450%, 04/01/24	10,750	10,358,501
International Business Machines Corp.
3.625%, 02/12/24	1,750	1,763,764
3.000%, 05/15/24	11,000	10,947,191
John Deere Capital Corp.
# 2.050%, 01/09/25	7,000	6,802,062
JPMorgan Chase & Co.
3.250%, 09/23/22	4,112	4,135,563
3.625%, 05/13/24	493	497,070
# 3.125%, 01/23/25	8,500	8,403,392
Kinder Morgan EnergyPartners LP
3.950%, 09/01/22	2,120	2,121,602
Kinder Morgan, Inc.
#Ω 5.625%, 11/15/23	4,336	4,443,356
Laboratory Corp. of America Holdings
3.600%, 02/01/25	763	759,459
Lennar Corp.
# 4.500%, 04/30/24	5,000	5,073,701
LyondellBasell Industries NV
5.750%, 04/15/24	570	589,409
Marathon Petroleum Corp.
# 3.625%, 09/15/24	5,000	4,975,139
Medtronic, Inc.
3.500%, 03/15/25	5,000	5,016,416
Morgan Stanley
3.125%, 01/23/23	7,700	7,730,300
3.875%, 04/29/24	7,253	7,301,828
MPLX LP
4.875%, 12/01/24	3,750	3,821,836
Mylan, Inc.
3.125%, 01/15/23	5,000	5,000,741
NextEra Energy Capital Holdings, Inc., Floating Rate Note, SOFR + 0.540%, FRN
#(r) 0.764%, 03/01/23	7,000	6,991,716
Nuveen Finance LLC
4.125%, 11/01/24	11,250	11,313,038

DFA COMMODITY STRATEGY PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
UNITED STATES — (Continued)
Oracle Corp.
# 2.950%, 11/15/24	10,000	$9,793,746
Penske Truck Leasing Co. LP/PTL Finance Corp.
4.250%, 01/17/23	4,000	4,037,320
4.125%, 08/01/23	2,022	2,036,147
Raytheon Technologies Corp.
# 3.200%, 03/15/24	4,040	4,047,091
Ryder System, Inc.
# 3.650%, 03/18/24	8,033	8,005,054
Schlumberger Holdings Corp.
#Ω 3.750%, 05/01/24	7,600	7,646,158
Simon Property Group LP
2.000%, 09/13/24	7,937	7,692,939
Southwest Airlines Co.
4.750%, 05/04/23	4,750	4,832,832
Stellantis NV
5.250%, 04/15/23	7,040	7,158,906
UnitedHealth Group, Inc.
# 3.500%, 02/15/24	12,000	12,097,622
Unum Group
4.000%, 03/15/24	1,119	1,125,654
Ventas Realty LP
2.650%, 01/15/25	1,000	968,292
# 3.500%, 02/01/25	9,600	9,503,055
Verizon Communications, Inc., Floating Rate Note, SOFR + 0.500%, FRN
(r) 0.772%, 03/22/24	811	809,495
Vornado Realty LP
3.500%, 01/15/25	8,357	8,261,823
Waste Management, Inc.
2.400%, 05/15/23	2,207	2,197,893
Wells Fargo & Co.
# 3.300%, 09/09/24	10,000	9,963,665
3.000%, 02/19/25	5,000	4,910,121

	Face Amount^	Value†
	(000)
UNITED STATES — (Continued)
Williams Cos., Inc.
3.350%, 08/15/22	995	$995,379
Williams Cos., Inc. (The)
3.700%, 01/15/23	7,000	7,031,529
3.900%, 01/15/25	1,500	1,496,506

TOTAL UNITED STATES		435,337,734

TOTAL BONDS		1,020,442,461

U.S. TREASURY OBLIGATIONS — (37.3%)
U.S. Treasury Note
~« 0.250%, 06/15/24	46,000	43,626,328
U.S. Treasury Notes
0.125%, 08/31/23	64,000	62,047,500
~« 0.125%, 09/15/23	62,000	60,069,766
0.500%, 11/30/23	160,000	154,843,750
0.750%, 12/31/23	14,000	13,572,344
0.875%, 01/31/24	14,000	13,575,625
~« 0.375%,04/15/24	145,500	139,054,804
0.250%, 05/15/24	117,000	111,264,258
~« 0.375%,08/15/24	33,000	31,224,961

TOTAL U.S. TREASURY OBLIGATIONS		629,279,336

TOTAL INVESTMENT SECURITIES (Cost $1,702,293,539)		1,649,721,797

	Shares
SECURITIES LENDING COLLATERAL — (2.1%)
@§ The DFA Short Term Investment Fund	3,036,114	35,118,732

TOTAL INVESTMENTS (100.0%) (Cost $1,737,412,681)		$1,684,840,529

As of April 30, 2022, DFA Commodity Strategy Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying consolidated financial statements:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	31,400,534	NZD	45,232,274	HSBC Bank	05/02/22	$2,198,583
USD	28,976,705	NZD	44,833,448	Bank of America Corp.	06/02/22	30,919
USD	53,108,314	NOK	476,653,713	HSBC Bank	06/14/22	2,283,299
USD	11,562,968	AUD	16,175,916	HSBC Bank	07/08/22	120,411
USD	11,408,906	AUD	16,060,557	Royal Bank of Scotland	07/08/22	47,951
USD	35,834,606	AUD	48,771,627	State Street Bank and Trust	07/08/22	1,334,418

DFA COMMODITY STRATEGY PORTFOLIO

CONTINUED

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	49,501,131	CAD	62,665,298	State Street Bank and Trust	07/12/22	$732,853

Total Appreciation						$6,748,434
NZD	45,232,274	USD	29,238,594	Bank of America Corp.	05/02/22	$(36,643)
NOK	246,072,116	USD	28,173,917	HSBC Bank	06/14/22	(1,935,542)
NOK	230,581,597	USD	26,511,399	Royal Bank of Scotland	06/14/22	(1,924,759)
CAD	27,867,258	USD	21,712,183	BNY Mellon	07/12/22	(24,931)

Total (Depreciation)						$(3,921,875)

Total Appreciation (Depreciation)						$2,826,559

As of April 30, 2022, DFA Commodity Strategy Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
CBOT Corn Futures	128	07/14/22	$ 4,730,716	$5,206,400	$475,684
CBOT Soybean Futures	58	07/14/22	4,630,342	4,885,775	255,433
CBOT Soybean Meal Futures	59	07/14/22	2,647,637	2,550,570	(97,067)
CBOT Soybean Oil Futures	62	07/14/22	2,640,224	3,131,496	491,272
CBOT Wheat Futures	53	07/14/22	2,694,074	2,797,737	103,663
CME Lean Hogs Futures	36	06/14/22	1,705,810	1,531,800	(174,010)
CME Live Cattle Futures	95	06/30/22	2,087,316	2,037,560	(49,756)
CME Live Cattle Futures	45	06/30/22	2,465,756	2,387,700	(78,056)
COMEX Copper Futures	34	07/27/22	4,046,890	3,747,225	(299,665)
Comex Gold 100 Troy Oz. Futures	58	06/28/22	11,274,033	11,087,860	(186,173)
Ice Brent Crude Oil Futures	59	05/31/22	6,114,428	6,321,261	206,833
ICE Gasoil Futures	26	07/12/22	2,500,040	2,859,350	359,310
KCBT Hard Red Winter Wheat Futures	30	07/14/22	1,633,962	1,658,625	24,663
LME Nickel Futures	18	05/16/22	2,486,643	3,428,676	942,033
LME Nickel Futures	15	07/18/22	3,024,572	2,859,030	(165,542)
LME Primary Aluminium Futures	69	05/16/22	5,521,755	5,236,238	(285,517)
LME Primary Aluminum Futures	40	07/18/22	3,365,868	3,050,250	(315,618)
LME Silver Futures	29	07/27/22	3,583,494	3,347,325	(236,169)
LME Zinc Futures	41	05/16/22	3,808,117	4,244,781	436,664
LME Zinc Futures	24	07/18/22	2,512,608	2,467,650	(44,958)
NYBOT CSC ’C’ Coffee Futures	22	07/19/22	1,865,425	1,832,325	(33,100)
NYBOT CTN No. 2 Cotton Futures	18	07/07/22	1,203,010	1,310,670	107,660
NYMEX Henry Hub Natural Gas Futures	149	06/28/22	9,351,393	10,958,950	1,607,557
NYMEX NY Harbor ULSD Futures	14	06/30/22	1,900,035	2,174,130	274,095
RBOB Gasoline Futures	15	06/30/22	1,961,652	2,125,872	164,220
WTI Crude Futures	70	06/21/22	7,030,505	7,205,800	175,295

Total			$96,786,305	$100,445,056	$3,658,751
Short Position contracts:
LME Nickel Futures	(18)	05/16/22	(3,410,235)	(3,428,676)	(18,441)
LME Primary Aluminum Futures.	(69)	05/16/22	(5,824,156)	(5,236,238)	587,918
LME Zinc Futures	(41)	05/16/22	(4,094,322)	(4,244,781)	(150,459)
Total			$(13,328,713)	$(12,909,695)	$419,018

Total Futures Contracts			$83,457,592	$87,535,361	$4,077,769

DFA COMMODITY STRATEGY PORTFOLIO

CONTINUED

As of April 30, 2022, DFA Commodity Strategy Portfolio had entered into the following outstanding Total Return Swaps:

Reference Entity*	Counterparty	Notional Amount	Payments received (paid) by the Fund**	Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value	Unrealized Appreciation (Depreciation)
BofA Merrill Lynch Commodity MLBXPPDM			3 Month USD UST 13-Week Bill High
Total Return Index (1)	Bank of America Corp.	USD 196,347,423	Discount Rate plus 0.14%	06/28/22	—	—	$(635,675)	$(635,675)
BofA Merrill Lynch Total Return Index (2)	Bank of America Corp.	USD 203,554,365	3 Month USD UST 13-Week Bill High Discount Rate plus 0.19%	06/28/22	—	—	(665,538)	(665,538)
Citi Commodities Pre-Roll RS Total Return Index (3)	Citibank, N.A.	USD 264,113,213	3 Month USD UST 13-Week Bill High Discount Rate plus 0.18%	06/28/22	—	—	(861,180)	(861,180)
Citi Custom CIVICS H Total Return Index (4)	Citibank, N.A.	USD 101,300,151	3 Month USD UST 13-Week Bill High Discount Rate plus 0.14%	06/28/22	—	—	(233,103)	(233,103)
Credit Suisse Custom 141 Total Return Index (5)	Credit Suisse	USD 276,927,633	3 Month USD UST 13-Week Bill High Discount Rate plus 0.18%	05/26/22	—	—	5,967,216	5,967,216
Credit Suisse Custom 57 Total Return Index (6)	Credit Suisse	USD 236,541,428	3 Month USD UST 13-Week Bill High Discount Rate plus 0.14%	05/26/22	—	—	4,854,430	4,854,430
UBS UBSIB190 Custom Strategy (7)	UBS AG	USD 555,897,428	3 Month USD UST 13-Week Bill High Discount Rate plus 0.14%	07/29/22	—	—	(888,698)	(888,698)

Total					—	—	$7,537,452	$7,537,452

*	Portfolio receives the price appreciation of the reference entity at maturity.
**	Payments received (paid) by the Fund are exchanged at maturity.

(1)	The following table represents the individual positions within the Total Return Swap as of April 30, 2022:

Referenced Commodity — Long Position

Futures Contract	% of Index	Notional Amount
CBOT Soybean Oil Futures	3.59%	$7,012,800
CBOT Corn Futures	5.93%	11,652,593
NYMEX Light Sweet Crude Oil Futures	8.26%	16,226,421
ICE Brent Crude Oil Futures	6.92%	13,596,189
NYBOT CTN No. 2 Cotton Futures	1.50%	2,952,375
COMEX Gold 100 Troy Oz. Futures	12.67%	24,875,131
COMEX Copper Futures	4.31%	8,455,257

DFA COMMODITY STRATEGY PORTFOLIO

CONTINUED

Futures Contract	% of Index	Notional Amount
NYMEX NY Harbor ULSD Futures	2.44%	4,793,971
NYBOT CSC ’C’ Coffee Futures	2.06%	4,053,559
KCBT Hard Red Winter Wheat Futures	1.89%	3,703,341
LME Primary Aluminum Futures	3.49%	6,858,074
CME Live Cattle Futures	2.78%	5,456,084
CME Lean Hogs Futures	1.83%	3,600,671
LME Nickel Futures	3.33%	6,531,294
LME Zinc Futures	2.84%	5,571,755
NYMEX Henry Hub Natural Gas Futures	12.56%	24,664,223
ICE Gasoil Futures	3.26%	6,405,864
CBOT Soybean Futures	5.54%	10,876,533
NYBOT CSC No. 11 World Sugar Futures	2.32%	4,551,254
COMEX Silver Futures	3.89%	7,640,115
CBOT Soybean Meal Futures	2.92%	5,728,055
CBOT Wheat Futures	3.17%	6,232,039
NYMEX Reformulated Gasoline Blend Futures	2.50%	4,909,825

Total Notional Amount		$196,347,423

(2)	The following table represents the individual positions within the Total Return Swap as of April 30, 2022:

Referenced Commodity — Long Position

Futures Contract	% of Index	Notional Amount
CBOT Soybean Oil Futures	4.28%	$8,710,539
CBOT Corn Futures	7.15%	14,548,584
NYMEX Light Sweet Crude Oil Futures	8.14%	16,560,491
ICE Brent Crude Oil Futures	7.09%	14,433,604
NYBOT CTN No. 2 Cotton Futures	1.73%	3,525,527
COMEX Gold 100 Troy Oz. Futures	10.15%	20,654,631
COMEX Copper Futures	3.45%	7,032,310
NYMEX NY Harbor ULSD Futures	2.94%	5,990,466
NYBOT CSC ’C’ Coffee Futures	1.66%	3,374,332
KCBT Hard Red Winter Wheat Futures	1.91%	3,892,474
LME Primary Aluminum Futures	3.52%	7,167,972
CME Live Cattle Futures	2.20%	4,482,081
CME Lean Hogs Futures	2.27%	4,619,861
LME Nickel Futures	2.67%	5,442,067
LME Zinc Futures	2.87%	5,831,930
NYMEX Henry Hub Natural Gas Futures	12.62%	25,671,629
ICE Gasoil Futures	3.93%	8,004,660
CBOT Soybean Futures	6.73%	13,703,293
NYBOT CSC No. 11 World Sugar Futures	1.86%	3,791,447
COMEX Silver Futures	3.13%	6,364,640
CBOT Soybean Meal Futures	3.57%	7,268,308
CBOT Wheat Futures	3.21%	6,538,353
NYMEX Reformulated Gasoline Blend Futures	2.92%	5,945,166

Total Notional Amount		$203,554,365

DFA COMMODITY STRATEGY PORTFOLIO

CONTINUED

(3)	The following table represents the individual positions within the Total Return Swap as of April 30, 2022:

Referenced Commodity — Long Position

Futures Contract	% of Index	Notional Amount
CBOT Soybean Oil Futures	4.28%	$11,301,986
CBOT Corn Futures	7.15%	18,876,889
NYMEX Light Sweet Crude Oil Futures	8.14%	21,487,353
ICE Brent Crude Oil Futures	7.09%	18,727,702
NYBOT CTN No. 2 Cotton Futures	1.73%	4,574,395
COMEX Gold 100 Troy Oz. Futures	10.15%	26,799,528
COMEX Copper Futures	3.45%	9,124,471
NYMEX NY Harbor ULSD Futures	2.94%	7,772,672
NYBOT CSC ’C’ Coffee Futures	1.66%	4,378,219
KCBT Hard Red Winter Wheat Futures	1.91%	5,050,512
LME Primary Aluminum Futures	3.52%	9,300,494
CME Live Cattle Futures	2.20%	5,815,531
CME Lean Hogs Futures	2.27%	5,994,302
LME Nickel Futures	2.67%	7,061,120
LME Zinc Futures	2.87%	7,566,970
NYMEX Henry Hub Natural Gas Futures	12.62%	33,309,120
ICE Gasoil Futures	3.93%	10,386,103
CBOT Soybean Futures	6.73%	17,780,119
NYBOT CSC No. 11 World Sugar Futures	1.86%	4,919,429
COMEX Silver Futures	3.13%	8,258,165
CBOT Soybean Meal Futures	3.57%	9,430,680
CBOT Wheat Futures	3.21%	8,483,558
NYMEX Reformulated Gasoline Blend Futures	2.92%	7,713,895

Total Notional Amount		$264,113,213

(4)	The following table represents the individual positions within the Total Return Swap as of April 30, 2022:

Referenced Commodity — Long Position

Futures Contract	% of Index	Notional Amount
CBOT Soybean Oil Futures	3.59%	$3,618,065
CBOT Corn Futures	5.93%	6,011,841
NYMEX Light Sweet Crude Oil Futures	8.26%	8,371,584
ICE Brent Crude Oil Futures	6.92%	7,014,586
NYBOT CTN No. 2 Cotton Futures	1.50%	1,523,198
COMEX Gold 100 Troy Oz. Futures	12.67%	12,833,654
COMEX Copper Futures	4.31%	4,362,262
NYMEX NY Harbor ULSD Futures	2.44%	2,473,320
NYBOT CSC ’C’ Coffee Futures	2.06%	2,091,324
KCBT Hard Red Winter Wheat Futures	1.89%	1,910,639
LME Primary Aluminum Futures	3.49%	3,538,238
CME Live Cattle Futures	2.78%	2,814,919
CME Lean Hogs Futures	1.83%	1,857,669
LME Nickel Futures	3.33%	3,369,645
LME Zinc Futures	2.84%	2,874,596
NYMEX Henry Hub Natural Gas Futures	12.56%	12,724,840
ICE Gasoil Futures	3.26%	3,304,932
CBOT Soybean Futures	5.54%	5,611,453
NYBOT CSC No. 11 World Sugar Futures	2.32%	2,348,096
COMEX Silver Futures	3.89%	3,941,711
CBOT Soybean Meal Futures	2.92%	2,955,235

DFA COMMODITY STRATEGY PORTFOLIO

CONTINUED

Futures Contract	% of Index	Notional Amount
CBOT Wheat Futures	3.17%	3,215,252
NYMEX Reformulated Gasoline Blend Futures	2.50%	2,533,092

Total Notional Amount		$101,300,151

(5)	The following table represents the individual positions within the Total Return Swap as of April 30, 2022:

Referenced Commodity — Long Position

Futures Contract	% of Index	Notional Amount
CBOT Soybean Oil Futures	4.28%	$11,850,343
CBOT Corn Futures	7.15%	19,792,771
NYMEX Light Sweet Crude Oil Futures	8.14%	22,529,890
ICE Brent Crude Oil Futures	7.09%	19,636,345
NYBOT CTN No. 2 Cotton Futures	1.73%	4,796,339
COMEX Gold 100 Troy Oz. Futures	10.15%	28,099,805
COMEX Copper Futures	3.45%	9,567,178
NYMEX NY Harbor ULSD Futures	2.94%	8,149,791
NYBOT CSC ’C’ Coffee Futures	1.66%	4,590,644
KCBT Hard Red Winter Wheat Futures	1.91%	5,295,556
LME Primary Aluminum Futures	3.52%	9,751,742
CME Live Cattle Futures	2.20%	6,097,693
CME Lean Hogs Futures	2.27%	6,285,138
LME Nickel Futures	2.67%	7,403,716
LME Zinc Futures	2.87%	7,934,110
NYMEX Henry Hub Natural Gas Futures	12.62%	34,925,233
ICE Gasoil Futures	3.93%	10,890,023
CBOT Soybean Futures	6.73%	18,642,787
NYBOT CSC No. 11 World Sugar Futures	1.86%	5,158,113
COMEX Silver Futures	3.13%	8,658,840
CBOT Soybean Meal Futures	3.57%	9,888,244
CBOT Wheat Futures	3.21%	8,895,169
NYMEX Reformulated Gasoline Blend Futures	2.92%	8,088,163

Total Notional Amount		$276,927,633

(6)	The following table represents the individual positions within the Total Return Swap as of April 30, 2022:

Referenced Commodity — Long Position

Futures Contract	% of Index	Notional Amount
CBOT Soybean Oil Futures	3.59%	$8,448,380
CBOT Corn Futures	5.93%	14,037,979
NYMEX Light Sweet Crude Oil Futures	8.26%	19,548,109
ICE Brent Crude Oil Futures	6.92%	16,379,446
NYBOT CTN No. 2 Cotton Futures	1.50%	3,556,751
COMEX Gold 100 Troy Oz. Futures	12.67%	29,967,284
COMEX Copper Futures	4.31%	10,186,121
NYMEX NY Harbor ULSD Futures	2.44%	5,775,338
NYBOT CSC ’C’ Coffee Futures	2.06%	4,883,357
KCBT Hard Red Winter Wheat Futures	1.89%	4,461,447
LME Primary Aluminum Futures	3.49%	8,261,981
CME Live Cattle Futures	2.78%	6,572,991
CME Lean Hogs Futures	1.83%	4,337,759

DFA COMMODITY STRATEGY PORTFOLIO

CONTINUED

Futures Contract	% of Index	Notional Amount
LME Nickel Futures	3.33%	7,868,306
LME Zinc Futures	2.84%	6,712,341
NYMEX Henry Hub Natural Gas Futures	12.56%	29,713,201
ICE Gasoil Futures	3.26%	7,717,199
CBOT Soybean Futures	5.54%	13,103,053
NYBOT CSC No. 11 World Sugar Futures	2.32%	5,482,935
COMEX Silver Futures	3.89%	9,204,113
CBOT Soybean Meal Futures	2.92%	6,900,637
CBOT Wheat Futures	3.17%	7,507,791
NYMEX Reformulated Gasoline Blend Futures	2.50%	5,914,909

Total Notional Amount		$236,541,428

(7)	The following table represents the individual positions within the Total Return Swap as of April 30, 2022:

Referenced Commodity — Long Position

Futures Contract	% of Index	Notional Amount
CBOT Soybean Oil Futures	3.59%	$19,854,589
CBOT Corn Futures	5.93%	32,990,739
NYMEX Light Sweet Crude Oil Futures	8.26%	45,940,129
ICE Brent Crude Oil Futures	6.92%	38,493,433
NYBOT CTN No. 2 Cotton Futures	1.50%	8,358,743
COMEX Gold 100 Troy Oz. Futures	12.67%	70,426,299
COMEX Copper Futures	4.31%	23,938,464
NYMEX NY Harbor ULSD Futures	2.44%	13,572,657
NYBOT CSC ’C’ Coffee Futures	2.06%	11,476,406
KCBT Hard Red Winter Wheat Futures	1.89%	10,484,873
LME Primary Aluminum Futures	3.49%	19,416,532
CME Live Cattle Futures	2.78%	15,447,225
CME Lean Hogs Futures	1.83%	10,194,193
LME Nickel Futures	3.33%	18,491,352
LME Zinc Futures	2.84%	15,774,712
NYMEX Henry Hub Natural Gas Futures	12.56%	69,829,172
ICE Gasoil Futures	3.26%	18,136,236
CBOT Soybean Futures	5.54%	30,793,562
NYBOT CSC No. 11 World Sugar Futures	2.32%	12,885,477
COMEX Silver Futures	3.89%	21,630,640
CBOT Soybean Meal Futures	2.92%	16,217,229
CBOT Wheat Futures	3.17%	17,644,104
NYMEX Reformulated Gasoline Blend Futures	2.50%	13,900,662

Total Notional Amount		$555,897,428

Summary of the Portfolio’s investments as of April 30, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Bonds
Australia	—	$41,992,803	—	$41,992,803
Austria	—	1,417,825	—	1,417,825
Canada	—	148,030,503	—	148,030,503

DFA COMMODITY STRATEGY PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Denmark	—	$7,274,235	—	$7,274,235
France	—	49,132,940	—	49,132,940
Germany	—	50,617,344	—	50,617,344
Ireland	—	9,899,248	—	9,899,248
Italy	—	7,610,352	—	7,610,352
Japan	—	93,543,184	—	93,543,184
Netherlands	—	11,788,927	—	11,788,927
New Zealand	—	28,946,133	—	28,946,133
Spain	—	13,860,988	—	13,860,988
Supranational Organization Obligations	—	24,358,487	—	24,358,487
Sweden	—	34,526,561	—	34,526,561
Switzerland	—	17,503,756	—	17,503,756
United Kingdom	—	44,601,441	—	44,601,441
United States	—	435,337,734	—	435,337,734
U.S. Treasury Obligations	—	629,279,336	—	629,279,336
Securities Lending Collateral	—	35,118,732	—	35,118,732
Forward Currency Contracts**	—	2,826,559	—	2,826,559
Futures Contracts**	$4,077,769	—	—	4,077,769
Swap Agreements**	—	7,537,452	—	7,537,452

TOTAL	$4,077,769	$1,695,204,540	—	$1,699,282,309

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES

APRIL 30, 2022

(Unaudited)

(Amounts in thousands, except share and per share amounts)

DFA Commodity Strategy Portfolio*
ASSETS:
Investment Securities at Value (including $34,347 of securities on loan)	$1,649,722
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $35,119)	35,119
Foreign Currencies at Value	2
Segregated Cash for Swaps Contracts	31,685
Cash	328,396
Receivables:
Investment Securities Sold	6,804
Dividends and Interest	7,734
Securities Lending Income	4
Fund Shares Sold	2,499
Futures Margin Variation	1,306
Unrealized Gain on Swap Contracts	10,822
Unrealized Gain on Forward Currency Contracts	6,748
Prepaid Expenses and Other Assets	658

Total Assets	2,081,499

LIABILITIES:
Payables:
Upon Return of Securities Loaned	35,137
Investment Securities Purchased	40,847
Fund Shares Redeemed	2,894
Due to Advisor	441
Due to Broker	30,792
Unrealized Loss on Swap Contracts	3,284
Unrealized Loss on Forward Currency Contracts	3,922
Unrealized Loss on Foreign Currency Contracts	87
Accrued Expenses and Other Liabilities	312

Total Liabilities	117,716

NET ASSETS	$1,963,783

SHARES OUTSTANDING, $0.01 PAR VALUE (1)	323,613,648

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$6.07

Investment Securities at Cost	$1,702,294

Foreign Currencies at Cost	$2

NET ASSETS CONSIST OF:
Paid-In Capital	$2,216,284
Total Distributable Earnings (Loss)	(252,501)

NET ASSETS	$1,963,783

(1) NUMBER OF SHARES AUTHORIZED	1,800,000,000

*	See Note J in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

CONSOLIDATED STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2022

(Unaudited)

(Amounts in thousands)

DFA Commodity Strategy Portfolio#
Investment Income
Interest	$7,109
Income from Securities Lending	10

Total Investment Income	7,119

Expenses
Investment Management Fees	3,019
Accounting & Transfer Agent Fees	105
Custodian Fees	38
Filing Fees	56
Shareholders’ Reports	60
Directors’/Trustees’ Fees & Expenses	(6)
Professional Fees	12
Other	37

Total Expenses	3,321

Fees Waived, Expenses Reimbursed by Advisor (Note D)	683
Fees Paid Indirectly (Note D)	6

Net Expenses	2,632

Net Investment Income (Loss)	4,487

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	(23,147)
Affiliated Investment Companies Shares Sold	1
Futures	11,859
Swap Contracts	338,736
Foreign Currency Transactions	1
Forward Currency Contracts	7,424
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(43,893)
Futures	3,359
Swap Contracts	37,151
Translation of Foreign Currency-Denominated Amounts	(71)
Forward Currency Contracts	4,068

Net Realized and Unrealized Gain (Loss)	335,488

Net Increase (Decrease) in Net Assets Resulting from Operations	$339,975

**	Net of foreign capital gain taxes withheld of $0.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	DFA Commodity Strategy Portfolio
	Six Months Ended Apr 30, 2022	Year Ended Oct 31, 2021
	(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$4,487	$3,378
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	(23,147)	4,785
Affiliated Investment Companies Shares Sold	1	—
Futures	11,859	40,432
Swap Contracts	338,736	505,196
Foreign Currency Transactions	1	34
Forward Currency Contracts	7,424	(571)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(43,893)	(14,473)
Futures	3,359	599
Swap Contracts	37,151	(13,549)
Translation of Foreign Currency-Denominated Amounts	(71)	26
Forward Currency Contracts	4,068	(1,611)

Net Increase (Decrease) in Net Assets Resulting from Operations	339,975	524,246

Distributions:
Institutional Class Shares	(494,901)	(3,525)
Capital Share Transactions (1):
Shares Issued	567,463	597,773
Shares Issued in Lieu of Cash Distributions	471,848	3,293
Shares Redeemed	(686,388)	(452,428)

Net Increase (Decrease) from Capital Share Transactions	352,923	148,638

Total Increase (Decrease) in Net Assets	197,997	669,359
Net Assets
Beginning of Period	1,765,786	1,096,427

End of Period	$1,963,783	$1,765,786

(1) Shares Issued and Redeemed:
Shares Issued	104,048	96,905
Shares Issued in Lieu of Cash Distributions	103,475	622
Shares Redeemed	(127,040)	(73,709)

Net Increase (Decrease) from Shares Issued and Redeemed	80,483	23,818

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2022 of $0.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2021 of $0.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

CONSOLIDATED FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA Commodity Strategy Portfolio
	Six Months Ended Apr 30, 2022		Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017
	(Unaudited)
Net Asset Value, Beginning of Period	$7.26		$5.00	$5.46	$5.68	$5.98	$5.88

Income from Investment Operations (A)
Net Investment Income (Loss)	0.02		0.01	0.06	0.11	0.10	0.07
Net Gains (Losses) on Securities (Realized and Unrealized)	0.94		2.27	(0.46)	(0.22)	(0.25)	0.11

Total from Investment Operations	0.96		2.28	(0.40)	(0.11)	(0.15)	0.18

Less Distributions:
Net Investment Income	(2.15)		(0.02)	(0.06)	(0.11)	(0.15)	(0.08)

Total Distributions	(2.15)		(0.02)	(0.06)	(0.11)	(0.15)	(0.08)

Net Asset Value, End of Period	$6.07		$7.26	$5.00	$5.46	$5.68	$5.98

Total Return	23.07	%(B)	45.67%	(7.41%)	(1.99%)	(2.43%)	3.15%

Net Assets, End of Period (thousands)	$1,963,783		$1,765,786	$1,096,427	$1,579,044	$1,995,988	$1,728,321
Ratio of Expenses to Average Net Assets	0.31	%(C)	0.31%	0.33%	0.33%	0.32%	0.33%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.40	%(C)	0.40%	0.41%	0.41%	0.39%	0.39%
Ratio of Net Investment Income to Average Net Assets	0.54	%(C)	0.24%	1.15%	1.99%	1.61%	1.17%
Portfolio Turnover Rate	74	%(B)	114%	71%	38%	78%	102%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(UNAUDITED)

A. Organization:

DFA Investment Dimensions Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act”), whose shares are generally offered, without a sales charge, to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of one hundred and two operational portfolios, one of which, DFA Commodity Strategy Portfolio (the “Portfolio”), is included in this section of the report. The remaining operational portfolios are presented in separate reports. The Portfolio is an investment company, and accordingly, follows the accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Certification (“ASC”), Topic 946, “Financial Services-Investment Companies.”

The Portfolio wholly owns and controls Dimensional Cayman Commodity Fund I, LTD. (the “Subsidiary”), a company organized under the laws of the Cayman Islands. The Subsidiary is not registered as an investment company under the 1940 Act.

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

1. Security Valuation: The Portfolio uses a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Debt securities held by the Portfolio are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities that are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. These securities are generally categorized as Level 2 in the hierarchy. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Portfolio may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.

Futures contracts held by the Portfolio are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy. Swap agreements will be valued at the price provided by an independent third-party pricing service or source. If a price is not available from an independent third-party pricing service or source, the swap agreement will be valued in good faith at fair value in accordance with procedures adopted by the Board. These securities are generally categorized as Level 2 in the hierarchy.

Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

A summary of the inputs used to value the Portfolio’s investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Schedule of Investments. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Foreign Currency Translation: Securities and other assets and liabilities of the Portfolio whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and ask prices for the U.S. dollar as quoted by generally recognized reliable sources. To facilitate this translation, the Portfolio enters into foreign currency contracts. A foreign currency contract is a spot agreement between two parties to buy and sell currencies at current market exchange rates, for settlement generally within two business days. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

3. Deferred Compensation Plan: Each eligible Director of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/ Trustees’ Fees & Expenses.

The Directors may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the “Notice”) to defer the receipt of the Director’s deferred compensation until a date specified by such Director in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director’s first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date).

4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities/affiliated investment companies securities and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolio estimates the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities, using the effective interest method. Expenses directly attributable to the Portfolio are directly charged. Common expenses of the Fund or its portfolios are allocated using methods approved by the Board, generally based on average net assets.

C. Basis for Consolidation:

The Subsidiary commenced operations on November 9, 2010. The Portfolio commenced reporting on a consolidated basis as of such commencement date in accordance with the accounting principles relating to reporting of a wholly-owned subsidiary. The Portfolio will seek to gain exposure to commodities, commodities-related instruments, derivatives and other investments by directly investing in those instruments or through investments in the Subsidiary. The Subsidiary participates in the same investment goal as the Portfolio. The Subsidiary pursues its investment goal by investing in commodities, commodities-related instruments, derivatives and other investments. The Subsidiary (unlike the Portfolio) may invest without limitation in these instruments. However, the Subsidiary is otherwise subject to the same fundamental, non-fundamental and certain other investment restrictions as the Portfolio. The portion of the Portfolio’s or Subsidiary’s assets exposed to any particular commodity, derivative or other investment will vary based on market conditions, but from time to time some exposure could be substantial.

To the extent of the Portfolio’s investment through the Subsidiary, it will be subject to the risks associated with the commodities, derivatives and other instruments in which the Subsidiary invests. By investing in the Subsidiary, the Portfolio is indirectly exposed to the risks associated with the Subsidiary’s investments. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by the Portfolio and are subject to the same risks that apply to similar investments if held directly by the Portfolio.

The Subsidiary is classified as a controlled foreign corporation under Subchapter N of the Internal Revenue Code. Therefore, the Portfolio is required to increase its taxable income by its share of the Subsidiary’s income. Net investment losses of the Subsidiary cannot be deducted by the Portfolio in the current period nor carried forward to offset taxable income in future periods.

As of April 30, 2022, the Portfolio held a $411,451,275 investment in the Subsidiary, representing 20.82% of the Portfolio’s total net assets. The accompanying consolidated financial statements include all assets, liabilities, revenues and expenses of the Portfolio and its wholly-owned Subsidiary. Intercompany balances and transactions have been eliminated in consolidation.

D. Investment Advisor:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolio. For the six months ended April 30, 2022, the investment management fee was accrued daily and paid monthly to the Advisor based on the following effective annual rate of average daily net assets:

DFA Commodity Strategy Portfolio	0.28%

Pursuant to an Amended and Restated Fee Waiver and/or Expense Assumption Agreement (the “Fee Waiver Agreement”), the Advisor has contractually agreed to waive all or a portion of the management fee and to assume the expenses of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in The DFA Short Term Investment Fund and its investment in unaffiliated investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses to no more than 0.55% of the Portfolio’s average net assets on an annualized basis (the “Expense Limitation Amount”). At any time that the Portfolio Expenses of the Portfolio are less than the Expense Limitation Amount, the Advisor retains the right to recover fees previously waived and/or expenses previously assumed to the extent that the expense ratio following such recovery would be less than the Expense Limitation Amount that was in place when such prior year fees were waived and/or expenses assumed, and less than the current Expense Limitation Amount for the Portfolio. The Fund, on behalf of the Portfolio, is also not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery. The Fee Waiver Agreement for the Portfolio will remain in effect through February 28, 2023, and may only be terminated by the Fund’s Board of Directors prior to that date. The Fee Waiver Agreement will continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. As of April 30, 2022, there were no previously waived fees/expenses assumed subject to future recovery by the Advisor.

The Subsidiary has entered into a separate contract with the Advisor whereby the Advisor or its affiliates provide investment advisory and other services to the Subsidiary. For the investment advisory services it provides, the Advisor is entitled to a fee from the Subsidiary equal to 0.30% of the Subsidiary’s average net assets on an annualized basis; however, pursuant to a contractual agreement, the Advisor has agreed to waive the management fee of the Subsidiary.

For the six months ended April 30, 2022, approximately $683 (in thousands) of the Subsidiary’s management fees were waived pursuant to the Subsidiary fee waiver agreement.

Earned Income Credit:

Additionally, the Portfolio has entered into an arrangement with its custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Portfolio’s custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of the Portfolio’s net assets. During the six months ended April 30, 2022, expenses reduced were as follows (amount in thousands):

Fees Paid Indirectly
DFA Commodity Strategy Portfolio	$6

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the six months ended April 30, 2022, the total related amount paid by the Fund to the CCO was $59 (in thousands). The total related amounts paid by the Portfolio are included in Other Expenses on the Consolidated Statement of Operations.

E. Deferred Compensation:

As of April 30, 2022, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Consolidated Statement of Assets and Liabilities as follows (amount in thousands):

DFA Commodity Strategy Portfolio	$12

F. Purchases and Sales of Securities:

For the six months ended April 30, 2022, the Portfolio’s transactions related to investment securities, other than short-term securities and in-kind redemptions (amounts in thousands), were as follows:

	U.S. Government Securities		Other Investment Securities
	Purchases	Sales	Purchases	Sales
DFA Commodity Strategy Portfolio	$732,160	$846,724	$498,374	$308,193

For the six months ended April 30, 2022, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.

The amounts presented below may differ from the respective amounts presented in the corresponding Consolidated Schedule of Investments, Consolidated Statement of Assets and Liabilities or Consolidated Statement of Operations due to rounding. The amounts are as follows (amounts in thousands):

	Balance at October 31, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at April 30, 2022	Shares as of April 30, 2022	Dividend Income	Capital Gain Distributions
DFA Commodity Strategy Portfolio
The DFA Short Term Investment Fund	$4,237	$109,629	$78,748	$1	—	$35,119	3,036	$16	—

Total	$4,237	$109,629	$78,748	$1	—	$35,119	3,036	$16	—

G. Federal Income Taxes:

The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings, undistributed net investment income or accumulated net realized gains or losses, as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2021, can occur as a result of financial and tax reporting related to the Subsidiary, the use of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for tax purposes, reversal of book income/loss from controlled foreign corporation and net foreign currency gains/losses, and were reclassified to the accounts mentioned above. These reclassifications had no effect on net assets or net asset value per share.

The tax character of dividends and distributions declared and paid during the years ended October 31, 2020, and October 31, 2021, were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Tax Exempt Income	Total
DFA Commodity Strategy Portfolio
2020	$16,600	—	—	$16,600
2021	3,525	—	—	3,525

As of October 31, 2021, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the use of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
DFA Commodity Strategy Portfolio	$(54,996)	—	$(54,996)

As of October 31, 2021, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforwards	Unrealized Appreciation (Depreciation)	Total Net Distributable Earnings (Accumulated Losses)
DFA Commodity Strategy Portfolio	$494,389	—	$(6,346)	$(585,536)	$(97,493)

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2021, the Portfolio had the following capital loss carryforwards available to offset future realized capital gains with no expiration date (amounts in thousands):

	Unlimited	Total
DFA Commodity Strategy Portfolio	$6,346	$6,346

During the year ended October 31, 2021, the Portfolio used the following capital loss carryforwards to offset realized capital gains for federal income tax purposes (amount in thousands):

DFA Commodity Strategy Portfolio	$351

As of April 30, 2022, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
DFA Commodity Strategy Portfolio	$3,368,385	$6,775	$(1,105,373)	$(1,098,598)

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolio’s tax positions and has concluded that no additional provision for income tax is required in the Portfolio’s financial statements. The Portfolio is not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolio’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

H. Financial Instruments:

In accordance with the Portfolio’s investment objective and policies, the Portfolio may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolio may be inhibited.

Derivative Financial Instruments:

Summarized below are the specific types of derivative instruments used by the Portfolio. The Portfolio may gain exposure to commodity markets by investing up to 25% of the Portfolio’s total assets in the Subsidiary. The Subsidiary may invest without limitation in commodity-linked notes, swap agreements and other commodity-linked derivative instruments, including futures contracts on individual commodities or a subset of commodities and options on commodities. The accompanying consolidated schedule of investments includes investments of the Portfolio and its wholly-owned Subsidiary.

2. Forward Currency Contracts: The Portfolio may acquire and sell forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk). The decision to hedge the Portfolio’s currency exposure with respect to a foreign market will be based primarily on the Portfolio’s existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Portfolio as an unrealized gain or loss, which is presented in the Consolidated Statement of Operations as the change in unrealized appreciation or depreciation of forward currency contracts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Consolidated Statement of Operations as a net realized gain or loss on forward currency contracts.

3. Commodity-Linked Derivatives: The Portfolio and the Subsidiary invest in commodity-linked derivative instruments, such as swap agreements, commodity options, futures, options on futures, and structured notes. The prices of commodity-linked derivative instruments may move in different directions than investments in traditional equity securities, fixed income securities and commodity spot prices.

4. Swap Agreements: The Portfolio may enter into swap agreements with respect to commodities, interest rates and indexes of commodities or securities, specific securities and commodities, and mortgage, credit and event-linked swaps, and, to the extent the Portfolio may invest in foreign-currency-denominated securities, the Portfolio may enter into swap agreements with respect to foreign currencies.

The Portfolio may enter into swap transactions for any legal purpose consistent with its investment objective and policies, such as for the purpose of attempting to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets, to seek to increase total return (speculation), to protect against currency fluctuations, as a duration management technique, to protect against any increase in the price of securities the Portfolio anticipates purchasing at a later date, or to gain exposure to certain markets in the most economical way possible.

A swap agreement may be negotiated bilaterally and traded over-the-counter between the two parties (for an uncleared swap), while other swaps must be transacted through a futures commission merchant (“FCM”) and cleared through a clearinghouse that serves as a central counterparty (for a cleared swap), and may be traded on swap execution facilities (exchanges). Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. In an uncleared swap, the swap counterparty is typically a brokerage firm, bank or other financial institution. In a cleared swap, the Portfolio’s ultimate counterparty is a central clearinghouse rather than a brokerage firm, bank or other financial institution.

An investment in a commodity swap agreement may involve the exchange of floating-rate interest payments for the total return on a commodity index. In a total return commodity swap, the Portfolio will receive the price appreciation of a commodity index, a portion of the index, or a single commodity in exchange for paying an agreed-upon fee. The Portfolio may also enter into credit default swap agreements. The “buyer” in a credit default contract is obligated to pay the “seller” a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation (whether as a single debt instrument or as part of an index of debt instruments) has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or “par value,” of the reference obligation in exchange for the reference obligation. The Portfolio may be either the buyer or seller in a credit default swap transaction. Credit default swap transactions involve greater risks than if the Portfolio had invested in the reference obligation directly.

Most swap agreements entered into by the Portfolio will calculate the obligations of the parties to the agreement on a “net” basis, which means that the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. The Portfolio’s current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Portfolio) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the segregation of assets determined to be liquid to avoid any potential leveraging of the Portfolio’s portfolio.

Uncleared swaps are typically executed bilaterally with a swap dealer rather than traded on exchanges. Parties to uncleared swaps face greater counterparty credit risk than those engaging in cleared swaps since performance of uncleared swap obligations is the responsibility only of the swap counterparty rather than a clearinghouse, as is the case with cleared swaps. As a result, the Portfolio bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default, insolvency or bankruptcy of a swap agreement counterparty beyond any collateral received. In such an event, the Portfolio will have contractual remedies pursuant to the swap agreements, but bankruptcy and insolvency laws could affect the Portfolio’s rights as a creditor. The Portfolio will enter into swap agreements only with counterparties that meet certain standards of creditworthiness as determined by the Advisor’s Investment Committee. To the extent that the Portfolio reasonably expects a swap cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of investment, the Portfolio will treat the swap as illiquid and subject to its overall limit on illiquid investments of 15% of the Portfolio’s net assets.

The Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010 and implementing rules adopted by the Commodity Futures Trading Commission (“CFTC”) currently require the clearing and exchange-trading of the most common types of credit default index swaps and interest rate swaps, and it is expected that additional categories of swaps will in the future be designated as subject to mandatory clearing and trade execution requirements. Central clearing is intended to reduce counterparty credit risk and increase liquidity, but central clearing does not eliminate these risks completely. There is also a risk of loss by the Portfolio of the initial and variation margin deposits in the event of bankruptcy of the FCM with which the Portfolio has an open position, or the central counterparty in a swap contract. The assets of the Portfolio may not be fully protected in the event of the bankruptcy of the FCM or central counterparty because the Portfolio might be limited to recovering only a pro rata share of all available funds and margin segregated on behalf of an FCM’s customers.

Futures Activities:

The Portfolio may enter into commodity, foreign currency, interest rate and commodity or securities index futures contracts and purchase and write (sell) related options traded on exchanges designated by the CFTC or, consistent with CFTC regulations, on foreign exchanges.

5. Futures Contracts: A commodity futures contract provides for the future sale by one party and the future purchase by the other party of a specified amount of a commodity, such as an energy, agricultural or metal commodity, at a specified price, date, time and place. A foreign currency futures contract provides for the future sale by one party and the future purchase by the other party of a certain amount of a specified non-U.S. currency at a specified price, date, time and place. An interest rate futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specific interest rate sensitive financial instrument (debt security) at a specified price, date, time and place. Securities and commodities indexes are typically capitalization or production weighted, respectively. A securities index or commodities index futures contract is an agreement to be settled by delivery of an amount of cash equal to a specified multiplier times the difference between the value of the index at the close of the last trading day on the contract and the price at which the agreement is made. The clearing house of the exchange on which a futures contract is entered into becomes the counterparty to each purchaser and seller of the futures contract.

Payments, known as “variation margin,” to and from the broker, will be made daily as the currency, financial instrument or index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as “marking-to-market.” As a result of the small margin deposit that is required, a small change in the market price of a futures contract can produce major losses.

At any time prior to the expiration of a futures contract, the Portfolio may elect to close the position by taking an opposite position, which will operate to terminate the Portfolio’s existing position in the contract. Positions in futures contracts and options on futures contracts (described below) may be closed out only on the exchange on which they were entered into (or through a linked exchange). However, there is no assurance that an active market will exist at any particular time. Once the daily fluctuation limit has been reached in a particular contract, most futures exchanges restrict trades at a price beyond that limit or trading may be suspended for specified periods during the day. Such restrictions prevent prompt liquidation of futures positions at an advantageous price, potentially subjecting the Portfolio to substantial losses. In such event, and in the event of adverse price movements, the Portfolio would be required to make daily cash payments of variation margin. Losses incurred in futures transactions and the costs of these transactions will affect the Portfolio’s performance.

The price volatility of commodity futures contracts has been historically greater than that for traditional securities, such as stocks and bonds, and there are a variety of factors associated with commodity futures contracts which may subject the Portfolio’s investments in the contracts to greater volatility than investments in traditional securities.

6. Options on Futures Contracts: The Portfolio may purchase and write put and call options on foreign currency, interest rate and stock and commodity index futures contracts and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee that such closing transactions can be effected; the ability to establish and close out positions on such options will be subject to the existence of a liquid market.

An option on a currency, interest rate or commodity or securities index futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time prior to the expiration date of the option. The writer of the option is required upon exercise to assume an offsetting futures position (a short position if the option is a call and a long position if the option is a put). Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer’s futures margin account, which represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. The potential loss related to the purchase of an option on a futures contract is limited to the premium paid for the option (plus transaction costs). The value of the option changes daily, and that change is reflected in the net asset value of the Portfolio.

The Portfolio may enter into options and futures transactions for several purposes, including generating current income to offset expenses or increase return, and as hedges to reduce investment risk, generally by making an investment expected to move in the opposite direction of a portfolio position. A hedge is designed to offset a loss in a portfolio position with a gain in the hedged position; at the same time, however, a properly correlated hedge will result in a gain in the portfolio position being offset by a loss in the hedged position.

The Subsidiary’s securities have been segregated as collateral for open futures contracts and open swaps contracts.

The average volume (based on the open positions at each fiscal month-end) of derivative activity for the six months ended April 30, 2022 was as follows (amounts in thousands):

	Forward
	Currency		Swap
	Contracts*	Futures**	Contracts***
DFA Commodity Strategy Portfolio	$303,860	$92,577	$1,607,992

*	Average amount of Currency Purchased/Sold in USD
**	Average Notional Value of futures contracts
***	Average Notional Value of agreements

The following is a summary of the Portfolio’s derivative instrument holdings categorized by primary risk exposure as of April 30, 2022 (amounts in thousands):

	Asset Derivatives Value
	Total Value at April 30, 2022	Forward Currency Contracts (1)	Commodity Futures Contracts*, (2)	Swap Contracts (3)
DFA Commodity Strategy Portfolio	$23,782	$6,748	$6,212	$10,822

	Liability Derivatives Value
	Total Value at April 30, 2022	Forward Currency Contracts (4)	Commodity Futures Contracts (5)	Swap Contracts (6)
DFA Commodity Strategy Portfolio	$(9,341)	$(3,922)	$(2,135)	$(3,284)

(1)	Presented on Consolidated Statement of Assets and Liabilities as Unrealized Gain on Forward Currency Contracts.
(2)	Presented on Consolidated Statement of Assets and Liabilities as Receivables or Payables: Futures Margin Variation.
(3)	Presented on Consolidated Statement of Assets and Liabilities as Unrealized Gain on Swap Contracts.
(4)	Presented on Consolidated Statement of Assets and Liabilities as Unrealized Loss on Forward Currency Contracts.
(5)	Presented on Consolidated Statement of Assets and Liabilities as Receivables or Payables: Futures Margin Variation.
(6)	Presented on Consolidated Statement of Assets and Liabilities as Unrealized Loss on Swap Contracts.
*	Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s margin variation is reported within the Consolidated Statement of Assets and Liabilities.

The following is a summary of the realized and change in unrealized gains and losses from the Portfolio’s derivative instrument holdings categorized by primary risk exposure for the six months ended April 30, 2022 (amounts in thousands):

	Realized Gain (Loss) on Derivatives
	Total	Forward Currency Contracts (1)	Commodity Futures Contracts (2)	Swap Contracts (3)
DFA Commodity Strategy Portfolio	$358,019	$7,424	$11,859	$338,736

	Change in Unrealized Appreciation (Depreciation) on Derivatives
	Total	Forward Currency Contracts (4)	Commodity Futures Contracts (5)	Swap Contracts (6)
DFA Commodity Strategy Portfolio	$44,578	$4,068	$3,359	$37,151

(1)	Presented on Consolidated Statement of Operations as Net Realized Gain (Loss) on: Forward Currency Contracts.
(2)	Presented on Consolidated Statement of Operations as Net Realized Gain (Loss) on: Futures.
(3)	Presented on Consolidated Statement of Operations as Net Realized Gain (Loss) on: Swap Contracts.
(4)	Presented on Consolidated Statement of Operations as Change in Unrealized Appreciation (Depreciation) of: Forward Currency Contracts.
(5)	Presented on Consolidated Statement of Operations as Change in Unrealized Appreciation (Depreciation) of: Futures.
(6)	Presented on Consolidated Statement of Operations as Change in Unrealized Appreciation (Depreciation) of: Swap Contracts.

Offsetting of Derivative Assets and Derivative Liabilities

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (OTC) derivatives and forward currency contracts and typically contains, among other things, provisions in the event of a default and/or termination event and may also include collateral posting items. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted, if any, and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Consolidated Statement of Assets and Liabilities.

The following table presents the Portfolio’s gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Portfolio as of April 30, 2022 (amounts in thousands):

		Net	Gross Amounts Not					Net	Gross Amounts Not
		Amounts	Offset in the					Amounts	Offset in the
		of	Consolidated					of	Consolidated
		Assets	Statement of Assets					Liabilities	Statement of Assets
		Presented	and Liabilities					Presented	and Liabilities
		in the						in the
	Gross	Consolidated					Gross	Consolidated
	Amounts of	Statement					Amounts of	Statement
	Recognized	of Assets	Financial	Non-Cash	Cash	Net	Recognized	of Assets	Financial	Non-Cash	Cash	Net
	Assets	and	Instruments	Collateral	Collateral	Amount	Liabilities	and	Instruments	Collateral	Collateral	Amount
Description	(a)	Liabilities	(b)	Received	Received	(c)	(a)	Liabilities	(d)	Pledged	Pledged	(e)
	Assets						Liabilities
DFA Commodity Strategy Portfolio
HSBC Bank	$4,602	$4,602	$(1,935)	—	—	$2,667	$1,935	$1,935	$(1,935)	—	—	—
Royal Bank of Scotland	48	48	(48)	—	—	—	1,925	1,925	(48)	—	—	$1,877
Credit Suisse	10,822	10,822	—	—	$(9,810)	1,012	—	—	—	—	—	—
Bank of America Corp	31	31	(31)	—	—	—	1,338	1,338	(31)	$(1,307)	—	—
Citibank, N.A	—	—	—	—	—	—	1,094	1,094	—	(1,094)	—	—
UBS AG	—	—	—	—	—	—	889	889	—	(889)	—	—
State Street Bank and Trust	2,067	2,067	—	—	—	2,067	—	—	—	—	—	—
BNY Mellon	—	—	—	—	—	—	25	25	—	—	—	25

Total	$17,570	$17,570	$(2,014)	—	$(9,810)	$5,746	$7,206	$7,206	$(2,014)	$(3,290)	—	$1,902

(a)	No amounts have been netted against the gross amounts recognized in the Consolidated Statement of Assets and Liabilities.
(b)

Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar agreements that management elects not to offset on the Consolidated Statement of Assets and Liabilities.

(c)	Represents the net amount due from counterparties in the event of default.
(d)

Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar agreements that management elects not to offset on the Consolidated Statement of Assets and Liabilities.

(e)	Represents the net amount due to counterparties in the event of default.

I. Line of Credit and Interfund Lending Program:

The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 6, 2022, with its domestic custodian bank. A line of credit with similar terms was in effect through April 6, 2022. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 5, 2023.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 2, 2022. A line of credit with similar terms was in effect through January 1, 2022. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit agreement expires on January 1, 2023.

There were no borrowings by the Portfolio under the lines of credit during the six months ended April 30, 2022.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Portfolio may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.

The Portfolio did not use the interfund lending program during the six months ended April 30, 2022.

J. Securities Lending:

As of April 30, 2022, the Portfolio had securities on loan to brokers/dealers, for which the Portfolio received cash collateral. The Portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolio’s collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

Subject to its stated investment policies, the Portfolio will generally invest the cash collateral received for the loaned securities in the Money Market Series, an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. The Portfolio also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, the Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2022 (amounts in thousands):

	Remaining Contractual Maturity of the Agreements As of April 30, 2022
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
DFA Commodity Strategy Portfolio
Bonds	$35,137	—	—	—	$35,137

K. Indemnitees; Contractual Obligations:

Under the Fund’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

L. Recently Issued Accounting Standards and Regulations:

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the Portfolio’s financial statements.

In October 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies. Rule 18f-4 (the “Derivatives Rule”) imposes limits on the amount of derivatives contracts the Portfolio could enter, eliminate the asset segregation framework currently used by the Portfolio to comply with Section 18 of the 1940 Act, and require funds whose use of derivatives is more than a limited specified exposure to establish and maintain a derivatives risk management program and appoint a derivatives risk manager. The Derivatives Rule became effective February 19, 2021 and the Portfolio is required to comply on August 19, 2022. Management is currently evaluating the effect, if any, the Derivatives Rule will have on the Portfolio.

On December 3, 2020, the SEC adopted new Rule 2a-5 (the “Valuation Rule”) under the Investment Company Act of 1940, establishing an updated regulatory framework for fund valuation. The Valuation Rule, in part, provides a framework for good faith fair value determination and permits a Board to designate fair value determinations to a fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Valuation Rule became effective on March 8, 2021, with a compliance date of September 8, 2022. Management is currently evaluating the Valuation Rule and its effect on the Portfolio.

M. Russia and Ukraine Conflict:

As a result of the conflict between Russia and Ukraine that began in February 2022, economic sanctions have been placed on Russia and certain of its citizens. It is uncertain how long the conflict, economic sanctions, and any resulting effect on global markets will continue. Management is currently evaluating the effect of these developments on the Portfolio.

N. Other:

As of April 30, 2022, the following number of shareholders held the following approximate percentages of the outstanding shares of the Portfolio. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

	Number of Shareholders	Approximate Percentage of Outstanding Shares
DFA Commodity Strategy Portfolio-Institutional Class	4	60%

The Portfolio is subject to claims and suits that arise from time to time in the ordinary course of business (for example, claw back litigation against former shareholders of portfolio companies that filed for bankruptcy, such as the now ended litigation involving The Tribune Company and the ongoing litigation involving Nine West). Although management currently believes that resolving claims against the Portfolio, individually or in aggregate, will not have a material adverse impact on the Portfolio’s financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

O. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Portfolio through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

RESULTS OF THE SHAREHOLDER MEETING

On December 29, 2021, DFA Investment Dimensions Group Inc. (“DFAIDG”) held a Special Joint Meeting of Shareholders for the purpose of considering and voting upon the election of Directors. Directors were elected by the shareholders of all series of DFAIDG, including the Portfolio. The results of the voting were as follows:

DFAIDG

Proposal: Election of Directors*

	For Vote	Withhold Vote	Total Vote	% For Vote	% Withhold Vote	% Total Vote
1.Reena Aggarwal	9,921,508,370	63,420,976	9,984,929,347	99.36%	0.64%	100.00%
2.David P. Butler	9,883,286,256	101,643,091	9,984,929,347	98.98%	1.02%	100.00%
3.George M Constantinides	9,821,909,934	163,019,413	9,984,929,347	98.37%	1.63%	100.00%
4.Douglas W. Diamond	9,882,157,782	102,771,565	9,984,929,347	98.97%	1.03%	100.00%
5.Darrell Duffie	9,882,905,906	102,023,441	9,984,929,347	98.98%	1.02%	100.00%
6.Francis A. Longstaff	9,921,901,084	63,028,263	9,984,929,347	99.37%	0.63%	100.00%
7.Gerard K. O’Reilly	9,882,646,658	102,282,689	9,984,929,347	98.98%	1.02%	100.00%
8.Abbie J. Smith	9,830,541,976	154,387,371	9,984,929,347	98.45%	1.55%	100.00%
9.Heather E. Tookes	9,923,656,008	61,273,339	9,984,929,347	99.39%	0.61%	100.00%
10. Ingrid M. Werner	9,883,645,976	101,283,371	9,984,929,347	98.99%	1.01%	100.00%

*	Results are for all series within DFAIDG

DIMENSIONAL INVESTMENT GROUP INC.

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

Six Months Ended April 30, 2022

EXPENSE TABLE

	Beginning Account Value 11/01/21	Ending Account Value 04/30/22	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
U.S. Large Company Portfolio
Actual Fund Return	$1,000.00	$903.30	0.08%	$0.38
Hypothetical 5% Annual Return	$1,000.00	$1,024.40	0.08%	$0.40

(1)

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

DIMENSIONAL INVESTMENT GROUP INC.

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For Dimensional Investment Group Inc., this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. Dimensional Investment Group Inc. filed its most recent Form N-PORT with the SEC on March 29, 2022. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

SEC regulations permit a fund to include in its reports to shareholders a “Summary Schedule of Portfolio Holdings” in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund’s 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund’s net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

DOMESTIC EQUITY PORTFOLIO

U.S. Large Company Portfolio
Communication Services	8.6%
Consumer Discretionary	11.4%
Consumer Staples	6.8%
Energy	4.2%
Financials	11.0%
Health Care	14.2%
Industrials	8.0%
Information Technology	27.2%
Materials	2.8%
Real Estate	2.9%
Utilities	2.9%

100.0%

U.S. LARGE COMPANY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2022

(Unaudited)

	Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (99.5%)
COMMUNICATION SERVICES — (8.6%)
* Alphabet, Inc., Class A	90,994	$207,665,597	2.0%
* Alphabet, Inc., Class C	84,038	193,231,095	1.8%
Comcast Corp., Class A	1,368,688	54,419,035	0.5%
* Facebook, Inc., Class A	698,620	140,052,351	1.3%
Verizon Communications, Inc	1,270,120	58,806,556	0.6%
* Walt Disney Co	550,839	61,490,158	0.6%
Other Securities		197,660,400	1.8%

TOTAL COMMUNICATION SERVICES		913,325,192	8.6%

CONSUMER DISCRETIONARY — (11.4%)
* Amazon.com, Inc	132,399	329,094,926	3.1%
Home Depot, Inc	315,938	94,907,775	0.9%
McDonald’s Corp	226,082	56,330,591	0.5%
NIKE, Inc., Class B	386,392	48,183,082	0.5%
* Tesla, Inc	253,280	220,546,093	2.1%
Other Securities		461,794,124	4.3%

TOTAL CONSUMER DISCRETIONARY		1,210,856,591	11.4%

CONSUMER STAPLES — (6.8%)
Coca-Cola Co	1,176,170	75,992,344	0.7%
Costco Wholesale Corp	134,162	71,336,619	0.7%
PepsiCo, Inc	418,568	71,872,311	0.7%
Philip Morris International, Inc	468,736	46,873,600	0.4%
Procter & Gamble Co	725,241	116,437,443	1.1%
Walmart, Inc	428,016	65,482,168	0.6%
Other Securities		272,712,604	2.6%

TOTAL CONSUMER STAPLES		720,707,089	6.8%

ENERGY — (4.1%)
Chevron Corp	583,228	91,374,331	0.9%
Exxon Mobil Corp	1,280,881	109,195,105	1.0%
Other Securities		240,384,884	2.3%

TOTAL ENERGY		440,954,320	4.2%

FINANCIALS — (10.9%)
Bank of America Corp	2,150,691	76,736,655	0.7%
* Berkshire Hathaway, Inc., Class B	554,089	178,876,552	1.7%
JPMorgan Chase & Co	894,126	106,722,879	1.0%
Wells Fargo & Co	1,175,663	51,294,177	0.5%
Other Securities		744,907,949	7.0%

TOTAL FINANCIALS		1,158,538,212	10.9%

HEALTH CARE — (14.1%)
Abbott Laboratories	535,002	60,722,727	0.6%
AbbVie, Inc	534,879	78,563,028	0.7%
Bristol-Myers Squibb Co	659,480	49,639,060	0.5%
Danaher Corp	192,530	48,350,059	0.5%
Eli Lilly & Co	240,219	70,175,176	0.7%

U.S. LARGE COMPANY PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
HEALTH CARE — (Continued)
Johnson & Johnson	796,502	$143,736,751	1.4%
Medtronic PLC	407,041	42,478,799	0.4%
Merck & Co., Inc.	764,233	67,779,825	0.6%
Pfizer, Inc.	1,698,193	83,330,330	0.8%
Thermo Fisher Scientific, Inc.	119,221	65,919,675	0.6%
UnitedHealth Group, Inc.	284,960	144,916,408	1.4%
Other Securities		645,570,278	5.9%

TOTAL HEALTH CARE		1,501,182,116	14.1%

INDUSTRIALS — (7.9%)
Raytheon Technologies Corp.	451,687	42,869,613	0.4%
Union Pacific Corp.	192,696	45,146,746	0.4%
Other Securities		754,005,308	7.1%

TOTAL INDUSTRIALS		842,021,667	7.9%

INFORMATION TECHNOLOGY — (27.1%)
Accenture PLC, Class A	191,214	57,433,037	0.5%
* Adobe, Inc.	142,715	56,508,004	0.5%
Apple, Inc.	4,690,629	739,477,819	7.0%
Broadcom, Inc.	124,917	69,252,736	0.7%
Cisco Systems, Inc.	1,276,052	62,501,027	0.6%
Intel Corp.	1,231,998	53,702,793	0.5%
Mastercard, Inc., Class A	261,122	94,886,512	0.9%
Microsoft Corp.	2,268,204	629,471,974	5.9%
NVIDIA Corp.	756,384	140,286,540	1.3%
QUALCOMM, Inc.	340,978	47,631,217	0.5%
* Salesforce, Inc.	298,015	52,432,759	0.5%
Texas Instruments, Inc.	279,422	47,571,595	0.5%
# Visa, Inc., Class A	501,762	106,940,535	1.0%
Other Securities		720,881,697	6.7%

TOTAL INFORMATION TECHNOLOGY		2,878,978,245	27.1%

MATERIALS — (2.8%)
Linde PLC	155,075	48,377,197	0.5%
Other Securities		244,115,245	2.3%

TOTAL MATERIALS		292,492,442	2.8%

REAL ESTATE — (2.9%)
Other Securities		309,064,187	2.9%

UTILITIES — (2.9%)
Other Securities		304,055,837	2.9%

TOTAL COMMON STOCKS (Cost $2,980,717,823)		10,572,175,898	99.6%

TEMPORARY CASH INVESTMENTS — (0.3%)
State Street Institutional U.S. Government Money Market Fund, 0.290%	33,905,627	33,905,627	0.3%

U.S. LARGE COMPANY PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
SECURITIES LENDING COLLATERAL — (0.2%)
@§ The DFA Short Term Investment Fund	1,631,855	$18,875,665	0.2%

TOTAL INVESTMENTS—(100.0%) (Cost $3,033,499,162)		$10,624,957,190	100.1%

As of April 30, 2022, U.S. Large Company Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	201	06/17/22	$44,379,053	$41,481,375	$(2,897,678)

Total Futures Contracts			$44,379,053	$41,481,375	$(2,897,678)

Summary of the Portfolio’s investments as of April 30, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$913,325,192	—	—	$913,325,192
Consumer Discretionary	1,210,856,591	—	—	1,210,856,591
Consumer Staples	720,707,089	—	—	720,707,089
Energy	440,954,320	—	—	440,954,320
Financials	1,158,538,212	—	—	1,158,538,212
Health Care	1,501,182,116	—	—	1,501,182,116
Industrials	842,021,667	—	—	842,021,667
Information Technology	2,878,978,245	—	—	2,878,978,245
Materials	292,492,442	—	—	292,492,442
Real Estate	309,064,187	—	—	309,064,187
Utilities	304,055,837	—	—	304,055,837
Temporary Cash Investments	33,905,627	—	—	33,905,627
Securities Lending Collateral	—	$18,875,665	—	18,875,665
Futures Contracts**	(2,897,678)	—	—	(2,897,678)

TOTAL	$10,603,183,847	$18,875,665	—	$10,622,059,512

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

DIMENSIONAL INVESTMENT GROUP INC.

STATEMENT OF ASSETS AND LIABILITIES

APRIL 30, 2022

(Unaudited)

(Amounts in thousands, except share and per share amounts)

U.S. Large Company Portfolio*
ASSETS:
Investment Securities at Value (including $129,028 of securities on loan)	$10,572,175
Temporary Cash Investments at Value & Cost	33,906
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $18,876)	18,876
Segregated Cash for Futures Contracts	2,251
Receivables:
Dividends and Interest	8,372
Securities Lending Income	15
Fund Shares Sold	3,719
Prepaid Expenses and Other Assets	81

Total Assets	10,639,395

LIABILITIES:
Payables:
Upon Return of Securities Loaned	18,965
Fund Shares Redeemed	3,062
Due to Advisor	495
Futures Margin Variation	1,787
Accrued Expenses and Other Liabilities	918

Total Liabilities	25,227

NET ASSETS	$10,614,168

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $10,614,168 and shares outstanding of 360,827,262	$29.42

NUMBER OF SHARES AUTHORIZED	900,000,000

Investment Securities at Cost.	$2,980,717

NET ASSETS CONSIST OF:
Paid-In Capital	$2,692,753
Total Distributable Earnings (Loss)	7,921,415

NET ASSETS	$10,614,168

*	See Note I in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

DIMENSIONAL INVESTMENT GROUP INC.

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2022

(Unaudited)

(Amounts in thousands)

U.S. Large Company Portfolio#
Investment Income
Dividends (Net of Foreign Taxes Withheld of $17)	$83,658
Income from Securities Lending	86

Total Investment Income	83,744

Fund Expenses
Investment Management Fees	3,499
Accounting & Transfer Agent Fees	829
S&P 500® Fees	27
Custodian Fees	64
Filing Fees	68
Shareholders’ Reports	136
Directors’/Trustees’ Fees & Expenses	(54)
Professional Fees	70
Previously Waived Fees Recovered by Advisor (Note C)	99
Other	105

Total Fund Expenses	4,843

Fees Waived, Expenses Reimbursed by Advisor (Note C)	177

Net Expenses	4,666

Net Investment Income (Loss)	79,078

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	369,050
Affiliated Investment Companies Shares Sold	(8)
Futures	(852)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(1,577,005)
Affiliated Investment Companies Shares	(1)
Futures	(3,250)

Net Realized and Unrealized Gain (Loss)	(1,212,066)

Net Increase (Decrease) in Net Assets Resulting from Operations.	$(1,132,988)

**	Net of foreign capital gain taxes withheld of $0.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

DIMENSIONAL INVESTMENT GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	U.S. Large Company Portfolio
	Six Months Ended Apr 30, 2022	Year Ended Oct 31, 2021
	(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$79,078	$157,081
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	369,050	726,997
Affiliated Investment Companies Shares Sold	(8)	1
Futures	(852)	6,547
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(1,577,005)	3,024,256
Affiliated Investment Companies Shares	(1)	(6)
Futures	(3,250)	758

Net Increase (Decrease) in Net Assets Resulting from Operations	(1,132,988)	3,915,634

Distributions:
Institutional Class Shares	(713,493)	(395,160)
Capital Share Transactions (1):
Shares Issued	675,337	1,206,555
Shares Issued in Lieu of Cash Distributions	668,050	367,657
Shares Redeemed	(1,190,598)	(2,349,587)

Net Increase (Decrease) from Capital Share Transactions	152,789	(775,375)

Total Increase (Decrease) in Net Assets	(1,693,692)	2,745,099
Net Assets
Beginning of Period	12,307,860	9,562,761

End of Period	$10,614,168	$12,307,860

(1) Shares Issued and Redeemed:
Shares Issued	20,939	39,616
Shares Issued in Lieu of Cash Distributions	20,148	12,970
Shares Redeemed	(36,416)	(77,430)

Net Increase (Decrease) from Shares Issued and Redeemed	4,671	(24,844)

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2022 of $0.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2021 of $0.

See accompanying Notes to Financial Statements.

DIMENSIONAL INVESTMENT GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	U.S. Large Company Portfolio
	Six Months Ended Apr 30, 2022		Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017
	(Unaudited)
Net Asset Value, Beginning of Period	$34.56		$25.10	$23.48	$21.06	$20.05	$16.67

Income from Investment Operations (A)
Net Investment Income (Loss)	0.22		0.43	0.44	0.44	0.41	0.37
Net Gains (Losses) on Securities (Realized and Unrealized)	(3.34)		10.09	1.77	2.50	1.05	3.50

Total from Investment Operations	(3.12)		10.52	2.21	2.94	1.46	3.87

Less Distributions:
Net Investment Income	(0.18)		(0.43)	(0.47)	(0.39)	(0.39)	(0.39)
Net Realized Gains	(1.84)		(0.63)	(0.12)	(0.13)	(0.06)	(0.10)

Total Distributions	(2.02)		(1.06)	(0.59)	(0.52)	(0.45)	(0.49)

Net Asset Value, End of Period	$29.42		$34.56	$25.10	$23.48	$21.06	$20.05

Total Return	(9.67	%)(B)	42.87%	9.63%	14.29%	7.25%	23.55%

Net Assets, End of Period (thousands)	$10,614,168		$12,307,860	$9,562,761	$9,786,391	$8,517,069	$7,996,178
Ratio of Expenses to Average Net Assets	0.08	%(C)	0.08%	0.08%	0.08%	0.08%	0.08%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor)	0.08	%(C)	0.09%	0.09%	0.08%	0.08%	0.08%
Ratio of Net Investment Income to Average Net Assets	1.36	%(C)	1.39%	1.83%	2.02%	1.90%	1.99%
Portfolio Turnover Rate	1	%(B)	4%	3%	3%	5%	7%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DIMENSIONAL INVESTMENT GROUP INC.

NOTES TO FINANCIAL STATEMENTS

(UNAUDITED)

A. Organization:

Dimensional Investment Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of eleven portfolios, one of which, the U.S. Large Company Portfolio (the “Portfolio”), is presented in this section of the report. The remaining operational portfolios are presented in separate reports. The Portfolio is an investment company, and accordingly, follows the accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Certification (“ASC”), Topic 946, “Financial Services-Investment Companies.”

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

1. Security Valuation: The Portfolio uses a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Securities held by the Portfolio, including over-the-counter securities, are valued at the last quoted sale price of the day. Securities held by the Portfolio that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Portfolio values the securities within the range of the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Portfolio may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.

Futures contracts held by the Portfolio are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

A summary of the inputs used to value the Portfolio’s investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Summary Schedule of Portfolio Holdings. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Deferred Compensation Plan: Each eligible Director of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/ Trustees’ Fees & Expenses.

The Directors may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the “Notice”) to defer the receipt of the Director’s deferred compensation until a date specified by such Director in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director’s first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date).

3. Other: Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolio estimates the character of received distributions that may be considered return of capital distributions. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or the Portfolios are allocated using methods approved by the Board of Directors, generally based on average net assets.

C. Investment Advisor:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolio. For the six months ended April 30, 2022, the Portfolio’s investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rate of average daily net assets:

U.S. Large Company Portfolio	0.06%

Pursuant to an Amended and Restated Fee Waiver and/or Expense Assumption Agreement (the “Fee Waiver Agreement”), the Advisor has contractually agreed to waive certain fees, and in certain instances, assume certain expenses of the Portfolio, as described in the notes below. The Fee Waiver Agreement for the Portfolio will remain in effect through February 28, 2023, may only be terminated by the Fund’s Board of Directors prior to that date and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. During the six months ended April 30, 2022, the Portfolio had an expense limit based on a percentage of average net assets on an annualized basis, and the Advisor recovered previously waived fees and/or assumed expenses (amounts in thousands), as listed below. The net amount of waived fees/expenses assumed (recovered previously waived fees/expenses assumed) during the six months ended April 30, 2022, and the previously waived fees/expenses assumed subject to future recovery by the Advisor as of April 30, 2022, are also reflected below (amounts in thousands). At any time that the Annualized Expense Ratio (defined below) of the Portfolio is less than the Expense Limitation Amount listed below, the Advisor retains the right to recover fees previously waived and/or expenses previously assumed to the extent that the expense ratio following such recovery would be less than the Expense Limitation Amount that was in place when such prior year fees were waived and/or expenses assumed, and less than the current Expense Limitation Amount for the Portfolio. The Fund, on behalf of the Portfolio, is also not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery.

Institutional Class Shares	Expense Limitation Amount	Recovery of Previously Waived Fees/ Expenses Assumed	Waived Fees/ Expenses Assumed	Previously Waived Fees/ Expenses Assumed Subject to Future Recovery
U.S. Large Company Portfolio (1)	0.08%	$99	$177	$2,620

(1)

The Advisor has contractually agreed to waive all or a portion of its management fee to the extent necessary to reduce the ordinary operating expenses (excluding expenses incurred through investment in other investment companies) (“Portfolio Expenses”) of the U.S. Large Company Portfolio so that the Portfolio Expenses, on an annualized basis, do not exceed the rate listed above as a percentage of the Portfolio’s average net assets (the “Annualized Expense Ratio”).

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the six months ended April 30, 2022, the total related amounts paid by the Fund to the CCO were $9 (in thousands). The total related amounts paid by the Portfolio are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

As of April 30, 2022, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amount in thousands):

U.S. Large Company Portfolio	$155

E. Purchases and Sales of Securities:

For the six months ended April 30, 2022, the Portfolio’s transactions related to investment securities, other than short-term securities, in-kind redemptions and U.S. Government securities (amounts in thousands), were as follows:

	Purchases	Sales
U.S. Large Company Portfolio	$114,920	$612,873

There were no purchases or sales of long-term U.S. government securities.

For the six months ended April 30, 2022, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.

The amounts presented below may differ from the respective amounts presented in the Summary Schedule of Portfolio Holdings, Statement of Assets and Liabilities or Statement of Operations due to rounding. The amounts are as follows (amounts in thousands):

	Balance at October 31, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at April 30, 2022	Shares as of April 30, 2022	Dividend Income	Capital Gain Distributions
U.S. Large Company Portfolio
The DFA Short Term Investment Fund	$5,511	$125,111	$111,737	$(8)	$(1)	$18,876	1,632	$12	—

Total	$5,511	$125,111	$111,737	$(8)	$(1)	$18,876	1,632	$12	—

F. Federal Income Taxes:

The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings, undistributed net investment income, accumulated net realized gains or losses, or unrealized appreciation, as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2021, can occur as a result of realized gains on securities considered to be “passive foreign investment companies”, net foreign currency gains/losses, the use of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes, and foreign capital gains tax reclass, and were reclassified to the accounts mentioned above. These reclassifications had no effect on net assets or net asset value per share.

The tax character of dividends and distributions declared and paid during the years ended October 31, 2020, and October 31, 2021, were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Tax Exempt Income	Total
U.S. Large Company Portfolio
2020	$190,450	$49,437	—	$239,887
2021	159,251	235,909	—	395,160

As of October 31, 2021, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the use of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
U.S. Large Company Portfolio	$(16,326)	$(46,249)	$(62,575)

As of October 31, 2021, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Unrealized Appreciation (Depreciation)	Total Net Distributable Earnings (Accumulated Losses)
U.S. Large Company Portfolio	$3,342	$644,573	$9,120,317	$9,768,232

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2021, the Portfolio did not have capital loss carryforwards available to offset future realized capital gains.

During the year ended October 31, 2021, the Portfolio did not use capital loss carryforwards to offset realized capital gains for federal income tax purposes.

As of April 30, 2022, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
U.S. Large Company Portfolio	$3,081,646	$7,722,812	$(131,354)	$7,591,458

The difference between GAAP-basis and tax-basis unrealized gains (losses) can occur as a result of wash sales and net mark to market gains (losses) on regulated futures contracts, net mark-to-market gain/loss on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments.

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolio’s tax positions and has concluded that no additional provision for income tax is required in the Portfolio’s financial statements. The Portfolio is not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolio’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Financial Instruments:

In accordance with the Portfolio’s investment objectives and policies, the Portfolio may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

Derivative Financial Instruments:

Summarized below are the specific types of derivative instruments used by the Portfolio.

1. Futures Contracts: The Portfolio may purchase or sell futures contracts and options on futures contracts for equity securities and indices to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Portfolio. Upon entering into a futures contract, the Portfolio deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded to a broker. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Portfolio as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolio records a realized gain or loss, which is presented in the Statement of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolio could lose more than the initial margin requirements. Entering into stock index futures subjects the Portfolio to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

The average volume (based on the open positions at each fiscal month-end) of derivative activity for the six months ended April 30, 2022 was as follows (amount in thousands):

Futures*
U.S. Large Company Portfolio	$26,176

*	Average Notional Value of futures contracts

The following is a summary of the Portfolio’s derivative instrument holdings categorized by primary risk exposure as of April 30, 2022 (amounts in thousands):

	Liability Derivatives Value
	Total Value at April 30, 2022	Equity Contracts*, (1)
U.S. Large Company Portfolio	$(2,898)	$(2,898)

(1)	Presented on Statement of Assets and Liabilities as Receivables or Payables: Futures Margin Variation.
*	Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s margin variation is reported within the Statement of Assets and Liabilities.

The following is a summary of the realized and change in unrealized gains and losses from the Portfolio’s direct investment in derivative instrument holdings categorized by primary risk exposure for the six months ended April 30, 2022 (amounts in thousands):

	Realized Gain (Loss) on Derivatives
	Total	Equity Contracts (1)
U.S. Large Company Portfolio	$(852)	$(852)

	Change in Unrealized Appreciation (Depreciation) on Derivatives
	Total	Equity Contracts (2)
U.S. Large Company Portfolio	$(3,250)	$(3,250)

(1)	Presented on Statement of Operations as Net Realized Gain (Loss) on: Futures.
(2)	Presented on Statement of Operations as Change in Unrealized Appreciation (Depreciation) of: Futures.

H. Line of Credit and Interfund Lending Program:

The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 6, 2022, with its domestic custodian bank. A line of credit with similar terms was in effect through April 6, 2022. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 5, 2023.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 2, 2022. A line of credit with similar terms was in effect through January 1, 2022. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit agreement expires on January 1, 2023.

For the six months ended April 30, 2022, borrowings by the Portfolio under the lines of credit were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding*	Interest Expense Incurred	Maximum Amount Borrowed During the Period	Outstanding Borrowings as of 04/30/2022
U.S. Large Company Portfolio	0.83%	$6,184	21	$3	$13,872	—

*	Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2022, that the Portfolio’s available line of credit was used.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Portfolio may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.

The Portfolio did not use the interfund lending program during the six months ended April 30, 2022.

I. Securities Lending:

As of April 30, 2022, the Portfolio had securities on loan to brokers/dealers, for which the Portfolio received cash collateral. In addition, the Portfolio received non-cash collateral consisting of short- and/or long-term U.S. Treasuries and U.S. government agency securities as follows (amounts in thousands):

Non-Cash Collateral Market Value
U.S. Large Company Portfolio	$113,540

The Portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolio’s collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

Subject to its stated investment policies, the Portfolio will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the “Money Market Series”), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. The Portfolio also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, the Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2022 (amounts in thousands):

	Remaining Contractual Maturity of the Agreements As of April 30, 2022
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions U.S. Large Company Portfolio
Common Stocks	$18,965	—	—	—	$18,965

J. Indemnitees; Contractual Obligations:

Under the Fund’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

K. Recently Issued Accounting Standards and Regulations:

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the Portfolio’s financial statements.

In October 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies. Rule 18f-4 (the “Derivatives Rule”) imposes limits on the amount of derivatives contracts the Portfolio could enter, eliminate the asset segregation framework currently used by the Portfolio to comply with Section 18 of the 1940 Act, and require funds whose use of derivatives is more than a limited specified exposure to establish and maintain a derivatives risk management program and appoint a derivatives risk manager. The Derivatives Rule became effective February 19, 2021 and the Portfolio is required to comply on August 19, 2022. Management is currently evaluating the effect, if any, the Derivatives Rule will have on the Portfolio.

On December 3, 2020, the SEC adopted new Rule 2a-5 (the “Valuation Rule”) under the Investment Company Act of 1940, establishing an updated regulatory framework for fund valuation. The Valuation Rule, in part, provides a framework for good faith fair value determination and permits a Board to designate fair value determinations to a fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Valuation Rule became effective on March 8, 2021, with a compliance date of September 8, 2022. Management is currently evaluating the Valuation Rule and its effect on the Portfolio.

L. Russia and Ukraine Conflict:

As a result of the conflict between Russia and Ukraine that began in February 2022, economic sanctions have been placed on Russia and certain of its citizens. It is uncertain how long the conflict, economic sanctions, and any resulting effect on global markets will continue. Management is currently evaluating the effect of these developments on the Portfolio.

M. Other:

As of April 30, 2022, the following number of shareholders held the following approximate percentages of the Portfolio’s outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

	Number of Shareholders	Approximate Percentage of Outstanding Shares
U.S. Large Company Portfolio-Institutional Class	4	70%

The Portfolio is subject to claims and suits that arise from time to time in the ordinary course of business (for example, claw back litigation against former shareholders of portfolio companies that filed for bankruptcy, such as the now ended litigation involving The Tribune Company and the ongoing litigation involving Nine West). Although management currently believes that resolving claims against the Portfolio, individually or in aggregate, will not have a material adverse impact on the Portfolio’s financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

N. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Portfolio through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

RESULTS OF THE SHAREHOLDER MEETING

On December 29, 2021, Dimensional Investment Group Inc. (“DIG”) held a Special Joint Meeting of Shareholders for the purpose of considering and voting upon the election of Directors. Directors were elected by the shareholders of all series of DIG, including the Portfolio. The results of the voting were as follows:

DIG

Proposal: Election of Directors*

	For Vote	Withhold Vote	Total Vote	% For Vote	% Withhold Vote	% Total Vote
1. Reena Aggarwal	670,675,676	4,853,187	675,528,863	99.28%	0.72%	100.00%
2. David P. Butler	670,412,079	5,116,784	675,528,863	99.24%	0.76%	100.00%
3. George M Constantinides	667,473,344	8,055,519	675,528,863	98.81%	1.19%	100.00%
4. Douglas W. Diamond	670,102,186	5,426,677	675,528,863	99.20%	0.80%	100.00%
5. Darrell Duffie	670,307,396	5,221,467	675,528,863	99.23%	0.77%	100.00%
6. Francis A. Longstaff	670,676,753	4,852,110	675,528,863	99.28%	0.72%	100.00%
7. Gerard K. O’Reilly	670,543,896	4,984,967	675,528,863	99.26%	0.74%	100.00%
8. Abbie J. Smith	668,026,571	7,502,292	675,528,863	98.89%	1.11%	100.00%
9. Heather E. Tookes	670,812,115	4,716,748	675,528,863	99.30%	0.70%	100.00%
10. Ingrid M. Werner	671,092,724	4,436,139	675,528,863	99.34%	0.66%	100.00%

*	Results are for all series within DIG

THE DFA INVESTMENT TRUST COMPANY

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

Six Months Ended April 30, 2022

EXPENSE TABLE

	Beginning Account Value 11/01/21	Ending Account Value 04/30/22	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
The U.S. Large Cap Value Series
Actual Fund Return	$1,000.00	$971.40	0.10%	$0.49
Hypothetical 5% Annual Return	$1,000.00	$1,024.30	0.10%	$0.50

(1)

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

THE DFA INVESTMENT TRUST COMPANY

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For The DFA Investment Trust Company, this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-PORT with the SEC on March 29, 2022. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

SEC regulations permit a fund to include in its reports to shareholders a “Summary Schedule of Portfolio Holdings” in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund’s 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund’s net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

DOMESTIC EQUITY PORTFOLIO

The U.S. Large Cap Value Series
Communication Services	8.0%
Consumer Discretionary	6.1%
Consumer Staples	6.8%
Energy	11.8%
Financials	19.5%
Health Care	16.8%
Industrials.	12.2%
Information Technology	9.4%
Materials	8.7%
Real Estate	0.5%
Utilities	0.2%

100.0%

THE U.S. LARGE CAP VALUE SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2022

(Unaudited)

	Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (98.4%)
COMMUNICATION SERVICES — (7.9%)
AT&T, Inc.	21,707,840	$409,409,862	1.5%
Comcast Corp., Class A	13,782,625	547,997,170	2.0%
* T-Mobile U.S., Inc.	1,375,885	169,426,479	0.6%
Verizon Communications, Inc.	7,271,416	336,666,561	1.2%
* Walt Disney Co.	2,075,362	231,672,660	0.8%
Other Securities		512,864,503	1.9%

TOTAL COMMUNICATION SERVICES		2,208,037,235	8.0%

CONSUMER DISCRETIONARY — (6.0%)
DR Horton, Inc.	2,915,899	202,917,411	0.7%
* General Motors Co.	4,580,910	173,662,298	0.6%
Other Securities		1,284,284,680	4.7%

TOTAL CONSUMER DISCRETIONARY		1,660,864,389	6.0%

CONSUMER STAPLES — (6.7%)
Kroger Co.	3,344,736	180,481,955	0.7%
Mondelez International, Inc., Class A	3,256,041	209,949,524	0.8%
Tyson Foods, Inc., Class A	1,703,838	158,729,548	0.6%
Walmart, Inc.	3,565,991	545,560,963	2.0%
Other Securities		777,127,263	2.7%

TOTAL CONSUMER STAPLES		1,871,849,253	6.8%

ENERGY — (11.6%)
Chevron Corp.	3,426,054	536,759,880	1.9%
ConocoPhillips	5,239,620	500,488,502	1.8%
Exxon Mobil Corp.	8,006,417	682,547,049	2.5%
Occidental Petroleum Corp.	3,835,861	211,317,583	0.8%
Schlumberger NV	4,645,370	181,215,884	0.6%
Other Securities		1,132,889,996	4.1%

TOTAL ENERGY		3,245,218,894	11.7%

FINANCIALS — (19.2%)
Bank of America Corp.	8,459,338	301,829,180	1.1%
* Berkshire Hathaway, Inc., Class B	1,865,663	602,291,986	2.2%
Capital One Financial Corp.	1,481,334	184,603,843	0.7%
Citigroup, Inc.	4,211,758	203,048,853	0.7%
Goldman Sachs Group, Inc.	1,053,078	321,704,798	1.2%
Hartford Financial Services Group, Inc.	2,301,121	160,917,392	0.6%
JPMorgan Chase & Co.	5,744,861	685,706,609	2.5%
Morgan Stanley	3,447,111	277,802,676	1.0%
PNC Financial Services Group, Inc.	1,100,011	182,711,827	0.7%
Travelers Cos., Inc.	1,136,535	194,415,677	0.7%
Wells Fargo & Co.	5,597,864	244,234,806	0.9%
Other Securities		1,985,183,496	7.0%

TOTAL FINANCIALS		5,344,451,143	19.3%

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
HEALTH CARE — (16.6%)
Anthem, Inc.	786,917	$394,977,250	1.4%
Bristol-Myers Squibb Co.	4,561,315	343,330,180	1.2%
Cigna Corp.	1,001,524	247,156,093	0.9%
CVS Health Corp.	4,319,030	415,188,354	1.5%
Danaher Corp.	975,510	244,979,826	0.9%
Humana, Inc.	442,707	196,809,824	0.7%
* Laboratory Corp. of America Holdings	750,531	180,337,589	0.7%
Medtronic PLC	1,794,733	187,298,336	0.7%
Pfizer, Inc.	17,075,357	837,887,768	3.0%
Thermo Fisher Scientific, Inc.	758,947	419,636,975	1.5%
Other Securities		1,146,050,627	4.1%

TOTAL HEALTH CARE		4,613,652,822	16.6%

INDUSTRIALS — (12.0%)
FedEx Corp.	974,034	193,579,517	0.7%
Norfolk Southern Corp.	782,675	201,836,229	0.7%
Raytheon Technologies Corp.	1,985,308	188,425,582	0.7%
Republic Services, Inc.	1,835,706	246,480,245	0.9%
Other Securities		2,507,148,646	9.0%

TOTAL INDUSTRIALS		3,337,470,219	12.0%

INFORMATION TECHNOLOGY — (9.2%)
# HP, Inc.	9,358,742	342,810,719	1.2%
Intel Corp.	12,597,551	549,127,248	2.0%
Micron Technology, Inc.	3,863,654	263,462,566	1.0%
Other Securities		1,419,521,173	5.1%

TOTAL INFORMATION TECHNOLOGY		2,574,921,706	9.3%

MATERIALS — (8.5%)
Dow, Inc.	2,444,152	162,536,108	0.6%
Freeport-McMoRan, Inc.	5,250,755	212,918,115	0.8%
Linde PLC	848,988	264,850,297	1.0%
Newmont Corp.	2,121,499	154,551,202	0.6%
Nucor Corp.	1,991,500	308,244,370	1.1%
Other Securities		1,273,385,682	4.5%

TOTAL MATERIALS		2,376,485,774	8.6%

REAL ESTATE — (0.5%)
Other Securities		126,072,136	0.5%

UTILITIES — (0.2%)
Other Securities		69,110,469	0.2%

TOTAL COMMON STOCKS (Cost $16,665,459,811)		27,428,134,040	99.0%

TEMPORARY CASH INVESTMENTS — (0.9%)
State Street Institutional U.S. Government Money Market Fund, 0.290%	248,588,434	248,588,434	0.9%

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
SECURITIES LENDING COLLATERAL — (0.7%)
@§ The DFA Short Term Investment Fund	17,391,128	$201,163,181	0.7%

TOTAL INVESTMENTS—(100.0%) (Cost $17,115,208,444)		$27,877,885,655	100.6%

As of April 30, 2022, The U.S. Large Cap Value Series had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	882	06/17/22	$187,336,637	$182,022,750	$(5,313,887)

Total Futures Contracts			$187,336,637	$182,022,750	$(5,313,887)

Summary of the Series’ investments as of April 30, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$2,208,037,235	—	—	$2,208,037,235
Consumer Discretionary	1,660,864,389	—	—	1,660,864,389
Consumer Staples	1,871,849,253	—	—	1,871,849,253
Energy	3,245,218,894	—	—	3,245,218,894
Financials	5,344,451,143	—	—	5,344,451,143
Health Care	4,613,652,822	—	—	4,613,652,822
Industrials	3,337,470,219	—	—	3,337,470,219
Information Technology	2,574,921,706	—	—	2,574,921,706
Materials	2,376,485,774	—	—	2,376,485,774
Real Estate	126,072,136	—	—	126,072,136
Utilities	69,110,469	—	—	69,110,469
Temporary Cash Investments	248,588,434	—	—	248,588,434
Securities Lending Collateral	—	$201,163,181	—	201,163,181
Futures Contracts**	(5,313,887)	—	—	(5,313,887)

TOTAL	$27,671,408,587	$201,163,181	—	$27,872,571,768

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

STATEMENT OF ASSETS AND LIABILITIES

APRIL 30, 2022

(Unaudited)

(Amounts in thousands)

The U.S. Large Cap Value Series*
ASSETS:
Investment Securities at Value (including $437,079 of securities on loan)	$27,428,134
Temporary Cash Investments at Value & Cost	248,588
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $201,160)	201,163
Segregated Cash for Futures Contracts	9,879
Receivables:
Dividends and Interest	39,132
Securities Lending Income	58
Prepaid Expenses and Other Assets	44

Total Assets	27,926,998

LIABILITIES:
Payables:
Upon Return of Securities Loaned	201,540
Due to Advisor	2,397
Futures Margin Variation	6,879
Accrued Expenses and Other Liabilities	1,468

Total Liabilities	212,284

NET ASSETS	$27,714,714

Investment Securities at Cost	$16,665,460

*	See Note J in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2022

(Unaudited)

(Amounts in thousands)

The U.S. Large Cap Value Series#
Investment Income
Dividends (Net of Foreign Taxes Withheld of $45)	$307,704
Income from Securities Lending	307

Total Investment Income	308,011

Expenses
Investment Management Fees	14,659
Accounting & Transfer Agent Fees	35
Custodian Fees	147
Shareholders’ Reports	10
Directors’/Trustees’ Fees & Expenses	(134)
Professional Fees	150
Other	297

Total Expenses	15,164

Net Expenses	15,164

Net Investment Income (Loss)	292,847

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	1,027,540
Affiliated Investment Companies Shares Sold	(57)
Futures	(7,057)
Foreign Currency Transactions	(2)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(2,093,423)
Affiliated Investment Companies Shares	(5)
Futures	(13,974)

Net Realized and Unrealized Gain (Loss)	(1,086,978)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(794,131)

**	Net of foreign capital gain taxes withheld of $0.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	The U.S. Large Cap Value Series
	Six Months Ended Apr 30, 2022	Year Ended Oct 31, 2021
	(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$292,847	$541,698
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	1,027,540	1,388,344
Affiliated Investment Companies Shares Sold	(57)	16
Futures	(7,057)	49,910
Foreign Currency Transactions	(2)	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(2,093,423)	8,413,121
Affiliated Investment Companies Shares	(5)	(20)
Futures	(13,974)	12,740

Net Increase (Decrease) in Net Assets Resulting from Operations	(794,131)	10,405,809

Transactions in Interest:
Contributions	417,241	808,201
Withdrawals	(1,729,039)	(3,547,772)

Net Increase (Decrease) from Transactions in Interest	(1,311,798)	(2,739,571)

Total Increase (Decrease) in Net Assets	(2,105,929)	7,666,238
Net Assets
Beginning of Period	29,820,643	22,154,405

End of Period	$27,714,714	$29,820,643

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2022 of $0.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2021 of $0.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

FINANCIAL HIGHLIGHTS

	The U.S. Large Cap Value Series
	Six Months Ended Apr 30, 2022		Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017
	(Unaudited)
Total Return	(2.86	%)(B)	48.85%	(11.42%)	7.15%	2.95%	24.31%
Net Assets, End of Period (thousands)	$27,714,714		$29,820,643	$22,154,405	$29,929,678	$29,242,795	$27,676,546
Ratio of Expenses to Average Net Assets	0.10	%(C)	0.11%	0.11%	0.11%	0.11%	0.11%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed)	0.10	%(C)	0.11%	0.11%	0.11%	0.11%	0.11%
Ratio of Net Investment Income to Average Net Assets	2.00	%(C)	1.92%	2.53%	2.50%	2.14%	2.19%
Portfolio Turnover Rate	4	%(B)	10%	4%	10%	13%	15%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

NOTES TO FINANCIAL STATEMENTS

(UNAUDITED)

A. Organization:

The DFA Investment Trust Company (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of ten operational portfolios, one of which, The U.S. Large Cap Value Series (the “Series”), is included in this section of the report. The remaining operational portfolios are presented in separate reports. The Series is an investment company, and accordingly, follows the accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Certification (“ASC”), Topic 946, “Financial Services-Investment Companies.”

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

1. Security Valuation: The Series uses a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments)

Securities held by the Series, including over-the-counter securities, are valued at the last quoted sale price of the day. Securities held by the Series that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Series values the securities within the range of the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Trustees of the Trust. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Series is calculated. When fair value pricing is used, the prices of securities used by the Series may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.

Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

A summary of the inputs used to value the Series’ investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Summary Schedule of Portfolio Holdings. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Deferred Compensation Plan: Each eligible Trustee of the Trust may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/ Trustees’ Fees & Expenses.

The Trustees may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Trustee shall have the right in a notice of election (the “Notice”) to defer the receipt of the Trustee’s deferred compensation until a date specified by such Trustee in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Trustee ceases to be a member of the Board of Trustees of the Trust; and (ii) five years following the effective date of the Trustee’s first deferral election. If a Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Trustee’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Trustee ceases to be a member of the Board (unless the Trustee files an amended Notice selecting a different distribution date).

3. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities and that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Series estimates the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities, using the effective interest method. Expenses directly attributable to the Series are directly charged. Common expenses of the Trust or Series are allocated using methods approved by the Board of Trustees, generally based on average net assets.

C. Investment Advisor:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Series. For the six months ended April 30, 2022, investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rate of average daily net assets:

The U.S. Large Cap Value Series	0.10%

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Trustees of the Advisor are also Officers and Trustees of the Trust; however, such Officers and Trustees (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Trust. For the six months ended April 30, 2022, the total related amounts paid by the Trust to the CCO were $9 (in thousands). The total related amounts paid by the Series are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

As of April 30, 2022, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amount in thousands):

The U.S. Large Cap Value Series	$293

E. Purchases and Sales of Securities:

For the six months ended April 30, 2022, the Series’ transactions related to investment securities, other than short-term securities, in-kind redemptions and U.S. Government securities (amounts in thousands), were as follows:

	Purchases	Sales
The U.S. Large Cap Value Series	$1,054,318	$2,014,451

There were no purchases or sales of long-term U.S. government securities.

For the six months ended April 30, 2022, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.

The amounts presented below may differ from the respective amounts presented in the Summary Schedule of Portfolio Holdings, Statement of Assets and Liabilities or Statement of Operations due to rounding. The amounts are as follows (amounts in thousands):

	Balance at October 31, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain/ (Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at April 30, 2022	Shares as of April 30, 2022	Dividend Income	Capital Gain Distributions
The U.S. Large Cap Value Series
The DFA Short Term Investment Fund	$155,780	$1,309,989	$1,264,544	$(57)	$(5)	$201,163	17,391	$220	—

Total	$155,780	$1,309,989	$1,264,544	$(57)	$(5)	$201,163	17,391	$220	—

F. Federal Income Taxes:

No provision for federal income taxes is required since the Series is treated as a partnership for federal income tax purposes. Any net investment income and realized and unrealized gains and losses have been deemed to have been “passed down” to its partners.

As of April 30, 2022, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
The U.S. Large Cap Value Series	$17,095,553	$11,493,653	$(730,975)	$10,762,678

The difference between GAAP-basis and tax-basis unrealized gains (losses) can occur as a result of wash sales and net mark to market gains (losses) on regulated futures contracts, net mark-to-market gain/loss on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments.

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Series’ tax positions and has concluded that no additional provision for income tax is required in the Series’

financial statements. The Series is not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Series’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Financial Instruments:

In accordance with the Series’ investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

Derivative Financial Instruments:

Summarized below are the specific types of derivative instruments used by the Series.

1. Futures Contracts: The Series may purchase or sell futures contracts and options on futures contracts for equity securities and indices to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Series. Upon entering into a futures contract, the Series deposits cash or pledges U.S. Government securities to a broker in an amount equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss, which is presented in the Statement of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. Entering into stock index futures subjects the Series to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

Securities have been segregated as collateral for open futures contracts.

The average volume (based on the open positions at each fiscal month-end) of derivative activity for the six months ended April 30, 2022 was as follows (amount in thousands):

Futures*
The U.S. Large Cap Value Series	$201,204

*	Average Notional Value of futures contracts

The following is a summary of the Series’ derivative instrument holdings categorized by primary risk exposure as of April 30, 2022 (amounts in thousands):

	Liability Derivatives Value
	Total Value at April 30, 2022	Equity Contracts*,(1)
The U.S. Large Cap Value Series	$(5,314)	$(5,314)

(1)	Presented on Statement of Assets and Liabilities as Receivables or Payables: Futures Margin Variation.
*	Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s margin variation is reported within the Statement of Assets and Liabilities.

The following is a summary of the realized and change in unrealized gains and losses from the Series’ derivative instrument holdings categorized by primary risk exposure for the six months ended April 30, 2022 (amounts in thousands):

	Realized Gain (Loss) on Derivatives
	Total	Equity Contracts (1)
The U.S. Large Cap Value Series	$(7,057)	$(7,057)

	Change in Unrealized Appreciation (Depreciation) on Derivatives
	Total	Equity Contracts (2)
The U.S. Large Cap Value Series	$(13,974)	$(13,974)

(1)	Presented on Statement of Operations as Net Realized Gain (Loss) on: Futures.
(2)	Presented on Statement of Operations as Change in Unrealized Appreciation (Depreciation) of: Futures.

H. Line of Credit and Interfund Lending Program:

The Trust, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 6, 2022, with its domestic custodian bank. A line of credit with similar terms was in effect through April 6, 2022. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 5, 2023.

The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 2, 2022. A line of credit with similar terms was in effect through January 1, 2022. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit agreement expires on January 1, 2023.

There were no borrowings by the Series under the lines of credit during the six months ended April 30, 2022.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Series may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.

The Series did not use the interfund lending program during the six months ended April 30, 2022.

156

I. Affiliated Trades:

Cross trades for the six months ended April 30, 2022, if any, were executed by the Series pursuant to procedures adopted by the Board of Trustees of the Trust to ensure compliance with Rule 17a-7 under the Investment Company Act of 1940 (the “1940 Act”). Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of a common investment advisor (or affiliated investment advisors), common Trustees and/or common Officers. At its regularly scheduled meetings, the CCO certifies to the Board that the 17a-7 transactions entered into by the Series complied with the Rule 17a-7 Procedures adopted by the Board of Trustees of the Trust.

For the six months ended April 30, 2022, cross trades by the Series under Rule 17a-7 were as follows (amounts in thousands):

Series	Purchases	Sales	Realized Gain (Loss)
The U.S. Large Cap Value Series	$111,283	$155,310	$32,605

J. Securities Lending:

As of April 30, 2022, the Series had securities on loan to brokers/dealers, for which the Series received cash collateral. In addition, the Series received non-cash collateral consisting of short- and/or long-term U.S. Treasuries and U.S. government agency securities as follows (amount in thousands):

Non-Cash Collateral Market Value
The U.S. Large Cap Value Series	$251,590

The Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Series’ collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Series could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

157

Subject to its stated investment policies, the Series will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the “Money Market Series”), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. The Series also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, the Series will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2022 (amounts in thousands):

	Remaining Contractual Maturity of the Agreements As of April 30, 2022
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
The U.S. Large Cap Value Series
Common Stocks	$201,540	—	—	—	$201,540

K. Indemnitees; Contractual Obligations:

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust.

In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

L. Recently Issued Accounting Standards and Regulations:

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the Series’ financial statements.

In October 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies. Rule 18f-4 (the “Derivatives Rule”) imposes limits on the amount of derivatives contracts the Series could enter, eliminate the asset segregation framework currently used by the Series to comply with Section 18 of the 1940 Act, and require funds whose use of derivatives is more than a limited specified exposure to establish and maintain a derivatives risk management program and appoint a derivatives risk manager. The Derivatives Rule became effective February 19, 2021 and the Series is required to comply on August 19, 2022. Management is currently evaluating the effect, if any, the Derivatives Rule will have on the Series.

158

On December 3, 2020, the SEC adopted new Rule 2a-5 (the “Valuation Rule”) under the Investment Company Act of 1940, establishing an updated regulatory framework for fund valuation. The Valuation Rule, in part, provides a framework for good faith fair value determination and permits a Board to designate fair value determinations to a fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Valuation Rule became effective on March 8, 2021, with a compliance date of September 8, 2022. Management is currently evaluating the Valuation Rule and its effect on the Series.

M. Russia and Ukraine Conflict:

As a result of the conflict between Russia and Ukraine that began in February 2022, economic sanctions have been placed on Russia and certain of its citizens. It is uncertain how long the conflict, economic sanctions, and any resulting effect on global markets will continue. Management is currently evaluating the effect of these developments on the Series.

N. Other:

The Series and the Trust are subject to claims and suits that arise from time to time in the ordinary course of business (for example, claw back litigation against former shareholders of portfolio companies that filed for bankruptcy, such as the now ended litigation involving The Tribune Company and the ongoing litigation involving Nine West). Although management currently believes that resolving claims against the Series and the Trust, individually or in aggregate, will not have a material adverse impact on the Series’ and the Trust’s financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

O. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Series through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

159

RESULTS OF THE SHAREHOLDER MEETING

On December 29, 2021, The DFA Investment Trust Company (“DFAITC”) held a Special Joint Meeting of Shareholders for the purpose of considering and voting upon the election of Trustees. Trustees were elected by the shareholders of all series of DFAITC, including the Series. The results of the voting were as follows:

DFAITC

Proposal: Election of Trustees*

	For Vote	Withhold Vote	Total Vote	% For Vote	% Withhold Vote	% Total Vote
1.Reena Aggarwal	1,338,053,388	7,752,954	1,345,806,342	99.42%	0.58%	100.00%
2.David P. Butler	1,310,184,308	35,622,034	1,345,806,342	97.35%	2.65%	100.00%
3.George M Constantinides	1,293,129,780	52,676,562	1,345,806,342	96.09%	3.91%	100.00%
4.Douglas W. Diamond	1,309,663,859	36,142,483	1,345,806,342	97.31%	2.69%	100.00%
5.Darrell Duffie	1,310,016,601	35,789,741	1,345,806,342	97.34%	2.66%	100.00%
6.Francis A. Longstaff	1,338,492,235	7,314,108	1,345,806,342	99.46%	0.54%	100.00%
7.Gerard K. O’Reilly	1,310,259,985	35,546,357	1,345,806,342	97.36%	2.64%	100.00%
8.Abbie J. Smith	1,294,152,136	51,654,207	1,345,806,342	96.16%	3.84%	100.00%
9.Heather E. Tookes	1,338,526,033	7,280,309	1,345,806,342	99.46%	0.54%	100.00%
10. Ingrid M. Werner	1,310,401,509	35,404,834	1,345,806,342	97.37%	2.63%	100.00%

* Results are for all series within DFAITC

160

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available (1) without charge, upon request, by calling collect: (512) 306-7400; (2) from the Advisor’s website at http://us.dimensional.com; and (3) on the SEC’s website at http://www.sec.gov. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC’s website at http://www.sec.gov and from the Advisor’s website at http://us.dimensional.com/about-us/investment-stewardship and reflects the twelve-month period beginning July 1st and ending June 30th.

161

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM

Each series/portfolio of DFA Investment Dimensions Group Inc., Dimensional Investment Group Inc., Dimensional Emerging Markets Value Fund, Dimensional ETF Trust and The DFA Investment Trust Company, except for The DFA Short Term Investment Fund (each, a “Fund”), has adopted and implemented a written liquidity risk management program (the “Program”) pursuant to Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The Program includes policies and procedures reasonably designed to assess and manage each Fund’s liquidity risk (which is defined as the “risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund”) and to comply with the requirements of the Liquidity Rule, including with respect to: (i) assessment, management and periodic review of liquidity risk; (ii) classification of portfolio holdings; (iii) establishment of a highly liquid investment minimum (“HLIM”), as applicable; (iv) illiquid investments; and (v) redemptions in-kind.

Each Fund’s Board of Directors/Trustees (collectively, the “Board”) previously approved the designation of the Liquidity Risk Management Committee of Dimensional Fund Advisors LP, each Fund’s investment advisor, to serve as administrator of the Program (the “Program Administrator”). The Program Administrator oversees the monitoring of liquidity and liquidity risk for each Fund on an ongoing basis.

At a meeting of the Board held on March 24-25, 2022, the Program Administrator provided its annual written report (the “Report”) to the Board addressing the operation of the Program and assessing its adequacy and effectiveness of implementation and any material changes to the Program for the period from January 1, 2021 through December 31, 2021 (the “Reporting Period”).

The Program Administrator conducted an annual review of each Fund’s liquidity risk in accordance with the requirements of the Liquidity Rule, taking into account the following factors enumerated in the Liquidity Rule and identified in the Program, as applicable:

1) Each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions, including: (i) whether the Fund’s investment strategy is appropriate for an open-end fund; (ii) the extent to which the Fund’s strategy involves a relatively concentrated portfolio or large positions in particular issuers; (iii) the Fund’s use of borrowings for investment purposes; and (iv) the Fund’s use of derivatives;

2) Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions;

3) Holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources; and

4) For the series of the Dimensional ETF Trust that operate as exchange-traded funds (“ETFs”), in addition to the factors above: (i) the relationship between the ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including, the efficiency of the arbitrage function and the level of active participation by market participants (including authorized participants); and (ii) the effect of the composition of baskets on the overall liquidity of the ETF’s portfolio.

Based on the information considered, which included a review of notable liquidity matters that arose during the Reporting Period such as the impacts of extended market holidays and the transition away from the London Inter-Bank Offered Rate on the Funds’ portfolio liquidity, as applicable, the Report concluded that each of the Funds continues to have an investment strategy that is appropriate for an open-end fund, and that each of the Funds is reasonably likely to be able to meet redemption requests without significant dilution of remaining shareholders’ interests in the Fund. The Report further noted the flexibility of the Funds to draw on a line of credit and/or engage in interfund lending, as applicable.

In accordance with the Program, each Fund’s portfolio investments were classified into one of four liquidity categories as provided in the Liquidity Rule as applicable during the Reporting Period. Liquidity classification determinations take into account a variety of factors including market, trading and investment-specific considerations, as well as market depth in accordance with the requirements of the Liquidity Rule and as specified in the Program, and generally incorporate analysis from a third-party data vendor. The Report reviewed the adequacy of the vendor methodology and services provided to the Funds during the Reporting Period and noted that the liquidity model functioned as intended.

162

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM

CONTINUED

Pursuant to the Liquidity Rule, no Fund may acquire any illiquid investment if, after the acquisition, the Fund would have invested more than 15% of its assets in illiquid investments that are assets. The Report concluded that the Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirements, as applicable, and that such provisions were implemented effectively during the Reporting Period.

In addition, the Report also referenced the ability of each Fund to effect in-kind redemptions to manage liquidity as needed and actual in-kind transactions pursuant to the Funds’ applicable policies and procedures effected during the Reporting Period. The Report further noted that the ETFs settle redemptions in-kind with authorized participants in the primary market.

During the Reporting Period, each of the Funds that is subject to the HLIM provisions of the Program qualified as a fund that primarily holds assets that are highly liquid investments and, therefore, no Fund was required to establish or comply with an HLIM as set forth in the Program.

On the basis of the review, the Report concluded that: (i) the Program remains reasonably designed to manage each Fund’s liquidity risk; (ii) the Program was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk during the Reporting Period; and (iii) each Fund was able to meet requests for redemption without significant dilution of remaining investors in the Fund during the Reporting Period.

163

BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

At the Board meeting held on December 14-15, 2021 (the “Meeting”), the Boards of Directors of DFA Investment Dimensions Group Inc. and Dimensional Investment Group Inc., and the Board of Trustees of The DFA Investment Trust Company (together, the “Board”) considered the continuation of the investment management agreements (“Management Agreements) for each portfolio/series (collectively, the “Funds”).

Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Management Agreements. At a Board meeting held on October 29, 2021, the Board discussed the materials provided by the Advisor, the independent reports prepared by Access Data Inc. (the “Access Data Reports”), and issues related to the continuation of the Management Agreements. Also in advance of the Meeting, the Independent Board Members met with their independent counsel to discuss the materials and management provided additional materials to address and respond to questions that the Independent Board Members posed after their review and analysis of materials provided by the Advisor and the Access Data Reports.

At the Meeting, the Board considered a number of factors when considering the continuation of each Management Agreement for a Fund, including: (i) the nature, extent and quality of services provided by the Advisor to each Fund; (ii) the performance of each Fund and the Advisor; (iii) the fees and expenses borne by each Fund; (iv) the profitability realized by the Advisor from the relationship with each Fund; and (v) whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of the management fee charged.

When considering the nature and quality of the services provided by the Advisor to a Fund, the Board reviewed: (a) the scope and depth of the Advisor’s organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor’s investment global advisory capabilities. The Board evaluated the Advisor’s portfolio management process and discussed the unique features of the Advisor’s investment approach. The Board also considered the nature and character of non-investment advisory services provided by the Advisor, including administrative services. After analyzing the caliber of services provided by the Advisor to each Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to each Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

In considering the performance of each Fund, the Board analyzed the Access Data Reports, which compared the performance of each Fund with other funds in its respective peer group and investment category. The Board also reviewed the performance analysis prepared by the Advisor, which presented the performance of each Fund and its benchmark index, over multiple performance periods, along with the Advisor’s explanation of the performance. The Board concluded that the Advisor’s explanations provided a sound basis for understanding the comparative performance of the Funds. The Board determined, among other things, that after considering each Fund’s investment strategies and the expectations of its shareholder base, the performance of each Fund was reasonable as compared with relevant performance standards and appropriate market indexes.

When considering the fees and expenses borne by each Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Access Data Reports. The Board also considered the proposed reduction of the management fee for certain Funds. The Board concluded that the effective management fees and total expenses of each Fund over various periods were favorable in relation to those of its peer funds, and that the management fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large.

The Board considered the profitability of each Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to each Fund. The Board considered the

164

BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

CONTINUED

profitability to the Advisor of managing and servicing the Funds and the Advisor’s unregistered clients, such as collective trusts, group trusts and separate accounts. Upon closely examining the Advisor’s profitability, the Board concluded, among other things, that it was reasonable and similar to the profitability reported in previous years.

The Board also discussed whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of management fees charged. For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of management fees charged were inapplicable to each Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.

After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Management Agreement for each Fund was in the best interests of the Fund and its shareholders.

165

DFA043022-001SD 00274959

Semi-Annual Report

Six Months Ended: April 30, 2022 (Unaudited)

DFA INVESTMENT DIMENSIONS GROUP INC. / DIMENSIONAL INVESTMENT GROUP INC. / THE DFA INVESTMENT TRUST COMPANY / DIMENSIONAL EMERGING MARKETS VALUE FUND

DFA Investment Dimensions Group Inc.

Large Cap International Portfolio

International Core Equity Portfolio

Global Small Company Portfolio

International Small Company Portfolio

Japanese Small Company Portfolio

Asia Pacific Small Company Portfolio

United Kingdom Small Company Portfolio

Continental Small Company Portfolio

DFA International Real Estate Securities Portfolio

DFA Global Real Estate Securities Portfolio

DFA International Small Cap Value Portfolio

International Vector Equity Portfolio

International High Relative Profitability Portfolio

World ex U.S. Value Portfolio

World ex U.S. Core Equity Portfolio

World Core Equity Portfolio

Selectively Hedged Global Equity Portfolio

Emerging Markets Portfolio

Emerging Markets Small Cap Portfolio

Emerging Markets Value Portfolio

Emerging Markets Core Equity Portfolio

Emerging Markets Targeted Value Portfolio

Emerging Markets ex China Core Equity Portfolio

Dimensional Investment Group Inc.

DFA International Value Portfolio

The DFA Investment Trust Company

The DFA International Value Series	The Continental Small Company Series

The Japanese Small Company Series	The Canadian Small Company Series

The Asia Pacific Small Company Series	The Emerging Markets Series

The United Kingdom Small Company Series	The Emerging Markets Small Cap Series

Dimensional Emerging Markets Value Fund

June 2022

Dear Shareholder,

The investment world is constantly evolving. In many ways, investors have benefited from an industry marked by new solutions, advancing technology, and increased personalization. Dimensional has been innovating on behalf of investors since 1981, using financial science to pursue higher expected returns in a flexible, diversified, low-cost manner.

A common thread in Dimensional’s history is the consistent, systematic application of financial theory and empirical research in managing strategies. We seek sensible ideas that we can implement well. In recent years, we have developed strategies in different product structures to give financial professionals more choices in how they integrate Dimensional Investing into client portfolios. In the first half of this year, for example, we broadened our suite of exchange-traded funds, launched a new fixed income mutual fund, and enhanced the investment management capabilities and services we provide clients.

On behalf of everyone at Dimensional, we thank you for entrusting us with your investments.

Sincerely,

David P. Butler	Gerard O’Reilly
CO-CHIEF EXECUTIVE OFFICER	CO-CHIEF EXECUTIVE OFFICER and
CHIEF INVESTMENT OFFICER

SEMI-ANNUAL REPORT

(Unaudited)

i

CONTINUED

This report is submitted for the information of the Portfolio’s shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

ii

DFA INVESTMENT DIMENSIONS GROUP INC.

DIMENSIONAL INVESTMENT GROUP INC.

THE DFA INVESTMENT TRUST COMPANY

DIMENSIONAL EMERGING MARKETS VALUE FUND

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments/Summary Schedules of Portfolio Holdings

Investment Abbreviations
ADR	American Depositary Receipt
SA	Special Assessment
REIT	Real Estate Investment Trust
GDR	Global Depositary Receipt
AUD	Australian Dollars
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pounds
HKD	Hong Kong Dollar
ILS	Israeli New Shekel
JPY	Japanese Yen
NOK	Norwegian Krone
SEK	Swedish Krona
SGD	Singapore Dollars

Investment Footnotes
»	Securities that have been fair value factored. See Note B to Financial Statements.
‡	Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. “Other Securities” are those securities that are not among the top 50 holdings in unaffiliated issuers of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
†	See Note B to Financial Statements.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.
††	Security valued using significant unobservable inputs (Level 3).
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.
*	Non-Income Producing Securities.
Ω	Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.

1

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

CONTINUED

Financial Highlights

**	The Net Investment Income (Loss) per share and the ratio of Net Investment Income to Average Net Assets includes the current year effect of an estimation related to a one time distribution from a real estate investment trust. Net Investment Income (Loss) per share, Net Gain (Loss) per share and the ratio of Net Investment Income to Average Net Assets for the DFA Global Real Estate Securities Portfolio would have been $0.39, $2.11 and 3.39%, respectively had the current year effect of this estimation not been considered.
(A)	Computed using average shares outstanding.
(B)	Non-Annualized
(C)	Annualized
(D)	Represents the combined ratios for the respective Portfolio and its respective pro-rata share of its Master Fund(s) and/or Underlying Fund(s).
(E)	Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.
(F)	Represents the combined ratios for the respective Portfolio and its respective pro-rata share of its Master Fund(s).

All Statements, Schedules and Notes to Financial Statements

—	Amounts designated as — are either zero, rounded to zero, or less than $500.
SEC	Securities and Exchange Commission
Commencement of Operations.

2

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

Six Months Ended April 30, 2022

EXPENSE TABLES

	Beginning Account Value 11/01/21	Ending Account Value 04/30/22	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
Large Cap International Portfolio
Actual Fund Return	$1,000.00	$892.50	0.17%	$0.80
Hypothetical 5% Annual Return	$1,000.00	$1,023.95	0.17%	$0.85
International Core Equity Portfolio
Actual Fund Return	$1,000.00	$890.40	0.23%	$1.08
Hypothetical 5% Annual Return	$1,000.00	$1,023.65	0.23%	$1.15

3

DISCLOSURE OF FUND EXPENSES

CONTINUED

	Beginning Account Value 11/01/21	Ending Account Value 04/30/22	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
Global Small Company Portfolio (2)
Actual Fund Return	$1,000.00	$886.20	0.45%	$2.10
Hypothetical 5% Annual Return	$1,000.00	$1,022.56	0.45%	$2.26
International Small Company Portfolio (2)
Actual Fund Return	$1,000.00	$859.90	0.42%	$1.94
Hypothetical 5% Annual Return	$1,000.00	$1,022.71	0.42%	$2.11
Japanese Small Company Portfolio (3)
Actual Fund Return	$1,000.00	$823.70	0.43%	$1.94
Hypothetical 5% Annual Return	$1,000.00	$1,022.66	0.43%	$2.16
Asia Pacific Small Company Portfolio (3)
Actual Fund Return	$1,000.00	$909.70	0.44%	$2.08
Hypothetical 5% Annual Return	$1,000.00	$1,022.61	0.44%	$2.21
United Kingdom Small Company Portfolio (3)
Actual Fund Return	$1,000.00	$818.30	0.57%	$2.57
Hypothetical 5% Annual Return	$1,000.00	$1,021.97	0.57%	$2.86
Continental Small Company Portfolio (3)
Actual Fund Return	$1,000.00	$845.60	0.43%	$1.97
Hypothetical 5% Annual Return	$1,000.00	$1,022.66	0.43%	$2.16
DFA International Real Estate Securities Portfolio
Actual Fund Return	$1,000.00	$922.40	0.27%	$1.29
Hypothetical 5% Annual Return	$1,000.00	$1,023.46	0.27%	$1.35
DFA Global Real Estate Securities Portfolio (4)
Actual Fund Return	$1,000.00	$964.00	0.24%	$1.17
Hypothetical 5% Annual Return	$1,000.00	$1,023.60	0.24%	$1.20
DFA International Small Cap Value Portfolio
Actual Fund Return	$1,000.00	$921.50	0.47%	$2.24
Hypothetical 5% Annual Return	$1,000.00	$1,022.46	0.47%	$2.36
International Vector Equity Portfolio
Actual Fund Return	$1,000.00	$893.20	0.37%	$1.74
Hypothetical 5% Annual Return	$1,000.00	$1,022.96	0.37%	$1.86
International High Relative Profitability Portfolio
Actual Fund Return	$1,000.00	$877.40	0.29%	$1.35
Hypothetical 5% Annual Return	$1,000.00	$1,023.36	0.29%	$1.45

4

DISCLOSURE OF FUND EXPENSES

CONTINUED

	Beginning Account Value 11/01/21	Ending Account Value 04/30/22	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
World ex U.S. Value Portfolio (2)
Actual Fund Return	$1,000.00	$954.70	0.42%	$2.04
Hypothetical 5% Annual Return	$1,000.00	$1,022.71	0.42%	$2.11
World ex U.S. Core Equity Portfolio
Actual Fund Return	$1,000.00	$902.80	0.30%	$1.42
Hypothetical 5% Annual Return	$1,000.00	$1,023.31	0.30%	$1.51
World Core Equity Portfolio (2)
Actual Fund Return	$1,000.00	$905.40	0.27%	$1.28
Hypothetical 5% Annual Return	$1,000.00	$1,023.46	0.27%	$1.35
Selectively Hedged Global Equity Portfolio (2)
Actual Fund Return	$1,000.00	$924.10	0.31%	$1.48
Hypothetical 5% Annual Return	$1,000.00	$1,023.26	0.31%	$1.56
Emerging Markets Portfolio (3)
Actual Fund Return	$1,000.00	$905.90	0.36%	$1.70
Hypothetical 5% Annual Return	$1,000.00	$1,023.01	0.36%	$1.81
Emerging Markets Small Cap Portfolio (3)
Actual Fund Return	$1,000.00	$916.90	0.60%	$2.85
Hypothetical 5% Annual Return	$1,000.00	$1,021.82	0.60%	$3.01
Emerging Markets Value Portfolio (3)
Actual Fund Return
Class R2 Shares	$1,000.00	$960.50	0.71%	$3.45
Institutional Class Shares	$1,000.00	$962.00	0.46%	$2.24
Hypothetical 5% Annual Return
Class R2 Shares	$1,000.00	$1,021.27	0.71%	$3.56
Institutional Class Shares	$1,000.00	$1,022.51	0.46%	$2.31
Emerging Markets Core Equity Portfolio
Actual Fund Return	$1,000.00	$911.40	0.39%	$1.85
Hypothetical 5% Annual Return	$1,000.00	$1,022.86	0.39%	$1.96
Emerging Markets Targeted Value Portfolio
Actual Fund Return	$1,000.00	$939.10	0.65%	$3.13
Hypothetical 5% Annual Return	$1,000.00	$1,021.57	0.65%	$3.26
Emerging Markets ex China Core Equity Portfolio (5)
Actual Fund Return	$1,000.00	$936.00	0.43%	$1.89

5

DISCLOSURE OF FUND EXPENSES

CONTINUED

	Beginning Account Value 11/01/21	Ending Account Value 04/30/22	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
Hypothetical 5% Annual Return	$1,000.00	$1,022.66	0.43%	$2.16

(1)

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

(2)

The Portfolio is a Fund of Funds. The expenses shown reflect the direct expenses of the Fund of Funds and the Fund of Funds’ portion of the expenses of its Underlying Funds (Affiliated Investment Companies).

(3)

The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the allocation of the Feeder Fund’s portion of the expenses of its Master Fund (Affiliated Investment Company).

(4)

The Portfolio invests directly and indirectly through other funds. The expenses shown reflect the direct expenses of the fund and the fund’s portion of the expenses of its Master and/or Underlying Funds (Affiliated Investment Companies).

(5)

Emerging Markets ex China Core Equity Portfolio commenced operations on November 15, 2021. Expenses are equal to the fund’s annualized expense ratio for the period, multiplied by the average account value over the period, multiplied by the number of days since inception (166), then divided by the number of days in the year (365) to reflect the period. The “Ending Account Value” is derived from the fund’s share class actual return since inception. The “Hypothetical 5% Annual Return” information reflects the 181 day period for the period ended April 30, 2022 to allow for comparability.

6

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-PORT with the SEC on March 29, 2022 (March 30, 2022 with respect to the Emerging Markets ex China Core Equity Portfolio). They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

SEC regulations permit a fund to include in its reports to shareholders a “Summary Schedule of Portfolio Holdings” in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund’s 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund’s net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

The categories of industry classification for the Affiliated Investment Companies are represented in their Disclosures of Portfolio Holdings, which are included elsewhere in the report. Refer to the Schedule of Investments/Summary Schedule of Portfolio Holdings for each of the underlying Affiliated Investment Company’s holdings, which reflect the investments by category or country.

FEEDER FUNDS

Affiliated Investment Companies
Japanese Small Company Portfolio	100.0%
Asia Pacific Small Company Portfolio	100.0%
United Kingdom Small Company Portfolio	100.0%
Continental Small Company Portfolio	100.0%
Emerging Markets Portfolio	100.0%
Emerging Markets Small Cap Portfolio	100.0%
Emerging Markets Value Portfolio	100.0%

FUNDS OF FUNDS

Affiliated Investment Companies
Global Small Company Portfolio	100.0%
International Small Company Portfolio	100.0%
World ex U.S. Value Portfolio	100.0%
World Core Equity Portfolio	100.0%
Selectively Hedged Global Equity Portfolio	100.0%

7

DISCLOSURE OF PORTFOLIO HOLDINGS

CONTINUED

INTERNATIONAL EQUITY PORTFOLIOS

Large Cap International Portfolio
Communication Services	5.5%
Consumer Discretionary	11.0%
Consumer Staples	9.8%
Energy	6.3%
Financials	17.1%
Health Care	10.5%
Industrials	16.1%
Information Technology	7.1%
Materials	11.3%
Real Estate	1.6%
Utilities	3.7%

100.0%

DFA Global Real Estate Securities Portfolio
Affiliated Investment Companies	40.1%
Real Estate	59.9%

100.0%

International High Relative Profitability Portfolio
Communication Services	8.9%
Consumer Discretionary	13.7%
Consumer Staples	10.8%
Energy	4.3%
Financials	5.8%
Health Care	13.4%
Industrials	19.1%
Information Technology	9.5%
Materials	11.3%
Real Estate	0.4%
Utilities	2.8%

100.0%

Emerging Markets Targeted Value Portfolio
Communication Services	3.9%
Consumer Discretionary	10.6%
Consumer Staples	5.7%
Energy	3.5%
Financials	17.4%
Health Care	5.1%
Industrials	15.7%
Information Technology	12.0%
Materials	16.5%
Real Estate	6.8%
Utilities	2.8%

100.0%

International Core Equity Portfolio
Communication Services	5.7%
Consumer Discretionary	12.1%
Consumer Staples	8.0%
Energy	7.1%
Financials	15.6%
Health Care	7.3%
Industrials	18.1%
Information Technology	6.7%
Materials	13.5%
Real Estate	2.4%
Utilities	3.5%

100.0%

DFA International Small Cap Value Portfolio
Communication Services	2.7%
Consumer Discretionary	11.6%
Consumer Staples	5.0%
Energy	9.2%
Financials	21.7%
Health Care	2.4%
Industrials	20.2%
Information Technology	4.0%
Materials	17.9%
Real Estate	3.8%
Utilities	1.5%

100.0%

World ex U.S. Core Equity Portfolio
Communication Services	5.7%
Consumer Discretionary	11.7%
Consumer Staples	7.6%
Energy	6.1%
Financials	16.3%
Health Care	6.4%
Industrials	15.6%
Information Technology	10.6%
Materials	13.3%
Real Estate	3.2%
Utilities	3.5%

100.0%

Emerging Markets ex China Core Equity Portfolio
Communication Services	5.3%
Consumer Discretionary	8.2%
Consumer Staples	6.5%
Energy	4.5%
Financials	17.2%
Health Care	4.1%
Industrials	9.1%
Information Technology	24.9%
Materials	15.4%
Real Estate	2.0%
Utilities	2.8%

100.0%

DFA International Real Estate Securities Portfolio
Real Estate	100.0%

100.0%

International Vector Equity Portfolio
Communication Services	5.3%
Consumer Discretionary	11.8%
Consumer Staples	6.4%
Energy	7.4%
Financials	18.9%
Health Care	5.6%
Industrials	18.9%
Information Technology	6.2%
Materials	14.3%
Real Estate	2.7%
Utilities	2.5%

100.0%

Emerging Markets Core Equity Portfolio
Communication Services	7.8%
Consumer Discretionary	10.4%
Consumer Staples	6.2%
Energy	5.0%
Financials	17.1%
Health Care	4.0%
Industrials	9.2%
Information Technology	20.1%
Materials	13.0%
Real Estate	3.7%
Utilities	3.5%

100.0%

8

LARGE CAP INTERNATIONAL PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2022

(Unaudited)

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (91.7%)
AUSTRALIA — (6.7%)
BHP Group Ltd.	697,375	$23,303,081	0.4%
BHP Group Ltd., Sponsored ADR	298,208	19,973,972	0.4%
Commonwealth Bank of Australia	349,116	25,374,978	0.5%
CSL Ltd.	128,582	24,539,889	0.5%
National Australia Bank Ltd.	811,247	18,519,693	0.3%
Other Securities		273,622,986	5.0%

TOTAL AUSTRALIA		385,334,599	7.1%

AUSTRIA — (0.1%)
Other Securities		7,632,552	0.1%

BELGIUM — (0.8%)
Other Securities		44,766,002	0.8%

CANADA — (11.0%)
Bank of Montreal	161,778	17,154,939	0.3%
Canadian Natural Resources Ltd.	352,595	21,815,053	0.4%
Nutrien Ltd.	163,223	16,036,621	0.3%
# Royal Bank of Canada	278,331	28,111,507	0.5%
Royal Bank of Canada	206,240	20,836,427	0.4%
Suncor Energy, Inc.	498,402	17,912,568	0.3%
# Toronto-Dominion Bank	286,785	20,717,348	0.4%
Other Securities		495,219,394	9.2%

TOTAL CANADA		637,803,857	11.8%

CHINA — (0.0%)
Other Security		1,593,976	0.0%

DENMARK — (2.2%)
Novo Nordisk AS, Class B	461,515	52,717,119	1.0%
Novo Nordisk AS, Sponsored ADR	45,587	5,196,918	0.1%
Other Securities		69,411,276	1.3%

TOTAL DENMARK		127,325,313	2.4%

FINLAND — (1.2%)
Other Securities		68,540,811	1.3%

FRANCE — (8.6%)
Air Liquide SA	137,694	23,822,200	0.4%
Airbus SE	172,375	18,870,209	0.4%
Cie de Saint-Gobain	273,090	15,931,568	0.3%
L’Oreal SA	51,173	18,617,242	0.3%
LVMH Moet Hennessy Louis Vuitton SE	80,391	52,023,831	1.0%
# Sanofi	213,213	22,535,523	0.4%
# Schneider Electric SE	116,541	16,720,035	0.3%
# TotalEnergies SE	675,015	33,145,238	0.6%
Other Securities		291,831,668	5.4%

TOTAL FRANCE		493,497,514	9.1%

9

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
GERMANY — (6.3%)
Bayer AG	332,314	$21,889,869	0.4%
Deutsche Telekom AG	1,271,712	23,426,396	0.4%
Mercedes-Benz Group AG	320,152	22,346,983	0.4%
SAP SE	212,517	21,537,737	0.4%
Siemens AG	146,649	18,031,224	0.3%
Other Securities		258,166,513	4.8%

TOTAL GERMANY		365,398,722	6.7%

HONG KONG — (2.1%)
AIA Group Ltd.	3,249,000	31,917,388	0.6%
Other Securities		88,189,034	1.6%

TOTAL HONG KONG		120,106,422	2.2%

IRELAND — (0.6%)
Other Securities		35,225,905	0.7%

ISRAEL — (0.7%)
Other Securities		40,786,995	0.8%

ITALY — (1.9%)
Other Securities		110,221,882	2.0%

JAPAN — (18.9%)
KDDI Corp.	598,000	19,802,585	0.4%
SoftBank Group Corp.	488,876	20,107,584	0.4%
Sony Group Corp.	367,700	31,732,883	0.6%
Tokyo Electron Ltd.	43,700	18,439,058	0.4%
Toyota Motor Corp.	2,420,615	41,474,105	0.8%
Other Securities		962,055,086	17.6%

TOTAL JAPAN		1,093,611,301	20.2%

NETHERLANDS — (3.4%)
ASML Holding NV	30,871	17,520,335	0.3%
ASML Holding NV	74,552	42,030,181	0.8%
Other Securities		137,833,853	2.5%

TOTAL NETHERLANDS		197,384,369	3.6%

NEW ZEALAND — (0.3%)
Other Securities		18,929,224	0.4%

NORWAY — (0.8%)
Other Securities		45,598,567	0.8%

PORTUGAL — (0.2%)
Other Securities		11,635,246	0.2%

SINGAPORE — (0.9%)
Other Securities		51,499,558	1.0%

SPAIN — (2.0%)
Iberdrola SA	2,047,821	23,531,108	0.4%

10

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SPAIN — (Continued)
Other Securities		$89,754,028	1.7%

TOTAL SPAIN		113,285,136	2.1%

SWEDEN — (2.8%)
Other Securities		161,416,686	3.0%

SWITZERLAND — (7.9%)
Nestle SA	835,482	107,855,777	2.0%
Novartis AG	422,743	37,357,478	0.7%
# Roche Holding AG	7,582	3,046,034	0.1%
Roche Holding AG	205,381	76,158,092	1.4%
Other Securities		230,283,550	4.2%

TOTAL SWITZERLAND		454,700,931	8.4%

UNITED KINGDOM — (12.3%)
Anglo American PLC	389,114	17,234,237	0.3%
AstraZeneca PLC	126,555	16,887,661	0.3%
AstraZeneca PLC, Sponsored ADR	326,058	21,650,251	0.4%
BP PLC, Sponsored ADR	637,245	18,301,662	0.3%
British American Tobacco PLC	433,292	18,160,286	0.3%
Diageo PLC, Sponsored ADR	105,239	20,908,885	0.4%
# GlaxoSmithKline PLC, Sponsored ADR	352,222	15,948,612	0.3%
Glencore PLC	2,846,096	17,536,686	0.3%
# HSBC Holdings PLC, Sponsored ADR	551,216	17,093,208	0.3%
# Rio Tinto PLC, Sponsored ADR	267,962	19,057,457	0.4%
Shell PLC, Sponsored ADR	918,709	49,086,622	0.9%
Unilever PLC, Sponsored ADR	406,480	18,803,765	0.4%
Other Securities		461,638,016	8.5%

TOTAL UNITED KINGDOM		712,307,348	13.1%

UNITED STATES — (0.0%)
Other Securities		741,197	0.0%

TOTAL COMMON STOCKS		5,299,344,113	97.8%

PREFERRED STOCKS — (0.4%)
GERMANY — (0.4%)
Other Securities		23,770,698	0.4%

TOTAL INVESTMENT SECURITIES (Cost $3,990,565,371)		5,323,114,811

		Value†
SECURITIES LENDING COLLATERAL — (7.9%)
@§ The DFA Short Term Investment Fund	39,682,906	459,012,169	8.5%

TOTAL INVESTMENTS — (100.0%) (Cost $4,449,556,785)		$5,782,126,980	106.7%

11

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

As of April 30, 2022, Large Cap International Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	260	06/17/22	$57,537,364	$53,657,500	$(3,879,864)

Total Futures Contracts			$57,537,364	$53,657,500	$(3,879,864)

Summary of the Portfolio’s investments as of April 30, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$20,082,802	$365,251,797	—	$385,334,599
Austria	—	7,632,552	—	7,632,552
Belgium	—	44,766,002	—	44,766,002
Canada	634,626,344	3,177,513	—	637,803,857
China	—	1,593,976	—	1,593,976
Denmark	5,196,918	122,128,395	—	127,325,313
Finland	70,197	68,470,614	—	68,540,811
France	2,909,196	490,588,318	—	493,497,514
Germany	12,636,832	352,761,890	—	365,398,722
Hong Kong	195,258	119,911,164	—	120,106,422
Ireland	12,118,921	23,106,984	—	35,225,905
Israel	7,065,516	33,721,479	—	40,786,995
Italy	2,220,810	108,001,072	—	110,221,882
Japan	19,298,385	1,074,312,916	—	1,093,611,301
Netherlands	55,858,443	141,525,926	—	197,384,369
New Zealand	—	18,929,224	—	18,929,224
Norway	154,142	45,444,425	—	45,598,567
Portugal	—	11,635,246	—	11,635,246
Singapore	963,405	50,536,153	—	51,499,558
Spain	3,676,358	109,608,778	—	113,285,136
Sweden	—	161,416,686	—	161,416,686
Switzerland	37,040,471	417,660,460	—	454,700,931
United Kingdom	211,604,812	500,702,536	—	712,307,348
United States	52,930	688,267	—	741,197
Preferred Stocks
Germany	—	23,770,698	—	23,770,698
Securities Lending Collateral	—	459,012,169	—	459,012,169
Futures Contracts**	(3,879,864)	—	—	(3,879,864)

TOTAL	$1,021,891,876	$4,756,355,240	—	$5,778,247,116

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

12

INTERNATIONAL CORE EQUITY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2022

(Unaudited)

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (92.3%)
AUSTRALIA — (6.7%)
BHP Group Ltd.	4,074,214	$136,141,591	0.5%
BHP Group Ltd., Sponsored ADR	1,283,423	85,963,673	0.3%
Commonwealth Bank of Australia	931,529	67,706,800	0.2%
Fortescue Metals Group Ltd.	5,627,697	85,051,774	0.3%
National Australia Bank Ltd.	2,773,071	63,305,535	0.2%
Other Securities		1,785,564,778	5.6%

TOTAL AUSTRALIA		2,223,734,151	7.1%

AUSTRIA — (0.5%)
Other Securities		157,223,845	0.5%

BELGIUM — (1.1%)
Other Securities		375,459,825	1.2%

CANADA — (11.3%)
Bank of Montreal	931,374	98,762,899	0.3%
Canadian Natural Resources Ltd.	3,046,549	188,489,987	0.6%
Nutrien Ltd.	637,647	62,648,857	0.2%
Royal Bank of Canada	886,501	89,536,843	0.3%
Royal Bank of Canada	1,213,029	122,552,320	0.4%
Suncor Energy, Inc.	2,892,169	103,944,554	0.4%
Tourmaline Oil Corp.	1,289,685	66,419,305	0.2%
Other Securities		3,002,329,236	9.6%

TOTAL CANADA		3,734,684,001	12.0%

CHINA — (0.1%)
Other Securities		26,726,693	0.1%

DENMARK — (2.1%)
Novo Nordisk AS, Class B	891,477	101,830,058	0.3%
Novo Nordisk AS, Sponsored ADR	595,283	67,862,262	0.2%
Other Securities		519,378,908	1.7%

TOTAL DENMARK		689,071,228	2.2%

FINLAND — (1.4%)
Other Securities		479,331,054	1.5%

FRANCE — (7.3%)
# Air Liquide SA	519,420	89,863,954	0.3%
Cie de Saint-Gobain	1,267,517	73,944,610	0.2%
# Cie Generale des Etablissements Michelin SCA	597,484	74,004,318	0.2%
LVMH Moet Hennessy Louis Vuitton SE	248,440	160,774,222	0.5%
Orange SA	7,330,798	87,276,055	0.3%
# TotalEnergies SE	3,093,836	151,916,522	0.5%
# Vinci SA	742,024	72,001,451	0.2%
Other Securities		1,685,270,530	5.5%

TOTAL FRANCE		2,395,051,662	7.7%

13

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
GERMANY — (6.1%)
Bayer AG	1,435,845	$94,580,603	0.3%
Bayerische Motoren Werke AG	951,135	77,675,168	0.3%
Deutsche Telekom AG	6,144,856	113,195,307	0.4%
Mercedes-Benz Group AG	1,688,994	117,893,753	0.4%
Other Securities		1,620,719,362	5.1%

TOTAL GERMANY		2,024,064,193	6.5%

HONG KONG — (2.2%)
AIA Group Ltd.	11,640,800	114,356,396	0.4%
Other Securities		606,642,254	1.9%

TOTAL HONG KONG		720,998,650	2.3%

IRELAND — (0.6%)
Other Securities		205,725,275	0.7%

ISRAEL — (1.1%)
Other Securities		355,305,072	1.2%

ITALY — (2.3%)
# Stellantis NV	6,834,669	91,759,854	0.3%
Other Securities		675,312,290	2.2%

TOTAL ITALY		767,072,144	2.5%

JAPAN — (19.8%)
KDDI Corp.	2,616,600	86,647,898	0.3%
SoftBank Group Corp.	2,671,363	109,873,770	0.4%
Sony Group Corp.	1,141,000	98,469,458	0.3%
Takeda Pharmaceutical Co. Ltd.	2,843,163	82,498,703	0.3%
Toyota Motor Corp.	11,663,570	199,840,176	0.7%
Other Securities		5,945,757,065	18.9%

TOTAL JAPAN		6,523,087,070	20.9%

NETHERLANDS — (3.1%)
ASML Holding NV	127,591	72,412,800	0.2%
ASML Holding NV	182,526	102,902,683	0.3%
Koninklijke Ahold Delhaize NV	3,658,287	107,904,701	0.4%
Other Securities		735,941,613	2.4%

TOTAL NETHERLANDS		1,019,161,797	3.3%

NEW ZEALAND — (0.4%)
Other Securities		132,687,169	0.4%

NORWAY — (0.9%)
Other Securities		313,569,197	1.0%

PORTUGAL — (0.3%)
Other Securities		83,384,816	0.3%

SINGAPORE — (0.9%)
Other Securities		284,687,833	0.9%

14

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SPAIN — (2.1%)
Iberdrola SA	8,572,108	$98,500,404	0.3%
Repsol SA	4,909,248	73,235,560	0.2%
Telefonica SA	16,134,122	78,486,719	0.3%
Other Securities		446,616,245	1.4%

TOTAL SPAIN		696,838,928	2.2%

SWEDEN — (2.9%)
Other Securities		972,686,842	3.1%

SWITZERLAND — (7.2%)
ABB Ltd.	2,636,415	79,097,562	0.3%
Nestle SA	2,748,677	354,837,916	1.1%
Novartis AG, Sponsored ADR	1,021,093	89,886,817	0.3%
Roche Holding AG	634,350	235,225,680	0.8%
Other Securities		1,612,083,129	5.1%

TOTAL SWITZERLAND		2,371,131,104	7.6%

UNITED KINGDOM — (11.9%)
Anglo American PLC	2,025,352	89,704,810	0.3%
BP PLC, Sponsored ADR	2,665,452	76,551,781	0.3%
Glencore PLC	14,846,113	91,476,764	0.3%
# HSBC Holdings PLC, Sponsored ADR	3,036,261	94,154,454	0.3%
# Rio Tinto PLC, Sponsored ADR	1,793,636	127,563,392	0.4%
Shell PLC, Sponsored ADR	3,185,978	170,226,805	0.6%
Vodafone Group PLC	49,455,687	74,873,880	0.3%
Other Securities		3,219,009,402	10.2%

TOTAL UNITED KINGDOM		3,943,561,288	12.7%

UNITED STATES — (0.0%)
Other Securities		2,302,647	0.0%

TOTAL COMMON STOCKS		30,497,546,484	97.9%

PREFERRED STOCKS — (0.5%)
AUSTRALIA — (0.0%)
Other Security		18,393	0.0%

GERMANY — (0.5%)
Volkswagen AG	410,212	63,528,061	0.2%
Other Securities		85,895,376	0.3%

TOTAL GERMANY		149,423,437	0.5%

TOTAL PREFERRED STOCKS		149,441,830	0.5%

RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
Other Securities		41,410	0.0%

CANADA — (0.0%)
Other Securities		291,215	0.0%

15

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
HONG KONG — (0.0%)
Other Security		$540	0.0%

SWITZERLAND — (0.0%)
Other Security		141,692	0.0%

TOTAL RIGHTS/WARRANTS		474,857	0.0%

TOTAL INVESTMENT SECURITIES (Cost $26,022,132,065)		30,647,463,171

		Value†
SECURITIES LENDING COLLATERAL — (7.2%)
@§ The DFA Short Term Investment Fund	205,438,975	2,376,312,624	7.6%

TOTAL INVESTMENTS — (100.0%) (Cost $28,398,236,020)		$33,023,775,795	106.0%

As of April 30, 2022, International Core Equity Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	1,437	06/17/22	$305,066,374	$296,560,875	$(8,505,499)

Total Futures Contracts			$305,066,374	$296,560,875	$(8,505,499)

Summary of the Portfolio’s investments as of April 30, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$98,004,572	$2,125,729,579	—	$2,223,734,151
Austria	60,039	157,163,806	—	157,223,845
Belgium	10,940,816	364,519,009	—	375,459,825
Canada	3,724,787,368	9,896,633	—	3,734,684,001
China	9,916,322	16,810,371	—	26,726,693
Denmark	67,862,262	621,208,966	—	689,071,228
Finland	12,631,485	466,699,569	—	479,331,054
France	27,711,895	2,367,315,915	$23,852	2,395,051,662
Germany	43,562,478	1,980,501,715	—	2,024,064,193
Hong Kong	272,306	720,182,741	543,603	720,998,650
Ireland	40,573,062	165,152,213	—	205,725,275
Israel	39,621,237	315,683,835	—	355,305,072
Italy	12,465,214	754,606,930	—	767,072,144
Japan	130,224,562	6,392,862,508	—	6,523,087,070
Netherlands	176,478,817	842,682,980	—	1,019,161,797
New Zealand	243,508	132,443,661	—	132,687,169
Norway	20,492,774	293,076,423	—	313,569,197
Portugal	335,037	83,049,779	—	83,384,816
Singapore	6,017,571	278,433,958	236,304	284,687,833

16

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Spain	$6,649,588	$690,189,340	—	$696,838,928
Sweden	4,412,029	968,274,813	—	972,686,842
Switzerland	135,983,454	2,235,147,650	—	2,371,131,104
United Kingdom	778,562,593	3,164,998,558	$137	3,943,561,288
United States	1,740,418	562,229	—	2,302,647
Preferred Stocks
Australia	—	18,393	—	18,393
Germany	—	149,423,437	—	149,423,437
Rights/Warrants
Australia	—	41,410	—	41,410
Canada	—	291,215	—	291,215
Hong Kong	—	540	—	540
Switzerland	—	141,692	—	141,692
Securities Lending Collateral	—	2,376,312,624	—	2,376,312,624
Futures Contracts**	(8,505,499)	—	—	(8,505,499)

TOTAL	$5,341,043,908	$27,673,422,492	$803,896^	$33,015,270,296

**	Valued at the unrealized appreciation/(depreciation) on the investment.

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

17

GLOBAL SMALL COMPANY PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in U.S. Small Cap Portfolio of
DFA Investment Dimensions Group Inc.	1,276,443	$52,142,703
Investment in The Continental Small Company Series of
The DFA Investment Trust Company		10,485,292
Investment in The Emerging Markets Small Cap Series of
The DFA Investment Trust Company		10,453,076
Investment in The Japanese Small Company Series of
The DFA Investment Trust Company		5,633,178
Investment in The United Kingdom Small Company Series of
The DFA Investment Trust Company		3,278,567
Investment in The Canadian Small Company Series of
The DFA Investment Trust Company		3,051,887
Investment in The Asia Pacific Small Company Series of
The DFA Investment Trust Company		2,940,126

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $82,502,365)		$87,984,829

Summary of the Portfolio’s investments as of April 30, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$87,984,829	—	—	$87,984,829

TOTAL	$87,984,829	—	—	$87,984,829

See accompanying Notes to Financial Statements.

18

INTERNATIONAL SMALL COMPANY PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

		Value†
AFFILIATED INVESTMENT COMPANIES — (99.0%)
Investment in The Continental Small Company Series of
The DFA Investment Trust Company		$4,570,727,936
Investment in The Japanese Small Company Series of
The DFA Investment Trust Company		2,419,991,703
Investment in The United Kingdom Small Company Series of
The DFA Investment Trust Company		1,455,212,223
Investment in The Canadian Small Company Series of
The DFA Investment Trust Company		1,295,420,205
Investment in The Asia Pacific Small Company Series of
The DFA Investment Trust Company		1,277,046,437

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES		$11,018,398,504

	Shares
TEMPORARY CASH INVESTMENTS — (1.0%)
State Street Institutional U.S. Government Money Market Fund, 0.290% (Cost $109,955,736)	109,955,736	109,955,736

TOTAL INVESTMENTS — (100.0%) (Cost $10,155,063,224)		$11,128,354,240

As of April 30, 2022, International Small Company Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	473	06/17/22	$105,958,447	$97,615,375	$(8,343,072)

Total Futures Contracts			$105,958,447	$97,615,375	$(8,343,072)

Summary of the Portfolio’s investments as of April 30, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$11,018,398,504	—	—	$11,018,398,504
Temporary Cash Investments	109,955,736	—	—	109,955,736
Futures Contracts**	(8,343,072)	—	—	(8,343,072)

TOTAL	$11,120,011,168	—	—	$11,120,011,168

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

19

JAPANESE SMALL COMPANY PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The Japanese Small Company Series of
The DFA Investment Trust Company	$308,407,426

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES	$308,407,426

Summary of the Portfolio’s Master Fund’s investments as of April 30, 2022, based on their valuation inputs, is located in this report (See Security Valuation Note).

See accompanying Notes to Financial Statements.

20

ASIA PACIFIC SMALL COMPANY PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The Asia Pacific Small Company Series of
The DFA Investment Trust Company	$340,209,740

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES	$340,209,740

Summary of the Portfolio’s Master Fund’s investments as of April 30, 2022, based on their valuation inputs, is located in this report (See Security Valuation Note).

See accompanying Notes to Financial Statements.

21

UNITED KINGDOM SMALL COMPANY PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The United Kingdom Small Company Series of
The DFA Investment Trust Company	$24,366,077

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES	$24,366,077

Summary of the Portfolio’s Master Fund’s investments as of April 30, 2022, based on their valuation inputs, is located in this report (See Security Valuation Note).

See accompanying Notes to Financial Statements.

22

CONTINENTAL SMALL COMPANY PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The Continental Small Company Series of
The DFA Investment Trust Company	$786,293,025

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES	$786,293,025

Summary of the Portfolio’s Master Fund’s investments as of April 30, 2022, based on their valuation inputs, is located in this report (See Security Valuation Note).

See accompanying Notes to Financial Statements.

23

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2022

(Unaudited)

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (94.5%)
AUSTRALIA — (19.9%)
Charter Hall Group	5,288,420	$56,836,802	1.0%
Dexus	12,004,936	93,861,414	1.7%
Goodman Group	19,581,099	325,905,626	5.8%
GPT Group	21,196,642	75,351,606	1.3%
††^ GPT Group	38,018,670	126,252	0.0%
Mirvac Group	44,106,555	74,544,057	1.3%
Scentre Group	58,796,066	122,502,232	2.2%
Stockland	27,192,183	78,705,797	1.4%
Vicinity Centres	43,940,343	57,333,981	1.0%
Other Securities		277,910,641	5.0%

TOTAL AUSTRALIA		1,163,078,408	20.7%

BELGIUM — (3.8%)
Aedifica SA	402,630	47,724,888	0.9%
# Cofinimmo SA	336,838	45,232,345	0.8%
Warehouses De Pauw CVA	1,571,756	60,465,725	1.1%
Other Securities		70,776,106	1.2%

TOTAL BELGIUM		224,199,064	4.0%

CANADA — (5.7%)
# Canadian Apartment Properties REIT	959,302	37,576,053	0.7%
# RioCan Real Estate Investment Trust	1,732,355	32,364,084	0.6%
Other Securities		264,344,080	4.7%

TOTAL CANADA		334,284,217	6.0%

CHINA — (0.2%)
Other Securities		12,286,449	0.2%

FRANCE — (3.5%)
# Covivio	566,044	40,312,311	0.7%
Gecina SA	505,513	56,945,096	1.0%
# Klepierre SA	2,241,804	53,659,032	1.0%
Other Securities		52,318,298	0.9%

TOTAL FRANCE		203,234,737	3.6%

GERMANY — (0.2%)
Other Security		11,220,959	0.2%

HONG KONG — (4.2%)
Link REIT	23,641,227	204,207,776	3.7%
Other Securities		39,428,018	0.7%

TOTAL HONG KONG		243,635,794	4.4%

IRELAND — (0.4%)
Other Securities		21,913,704	0.4%

ITALY — (0.1%)
Other Securities		5,288,160	0.1%

24

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
JAPAN — (22.1%)
Advance Residence Investment Corp.	15,077	$41,286,992	0.7%
Daiwa House REIT Investment Corp.	25,191	61,314,933	1.1%
GLP J-Reit	48,304	65,180,189	1.2%
Industrial & Infrastructure Fund Investment Corp.	21,470	30,806,973	0.5%
Japan Metropolitan Fund Invest	78,657	62,518,828	1.1%
Japan Prime Realty Investment Corp.	9,547	28,963,282	0.5%
Japan Real Estate Investment Corp.	14,810	71,678,272	1.3%
Nippon Building Fund, Inc.	17,157	89,067,195	1.6%
Nippon Prologis REIT, Inc.	25,193	69,728,373	1.2%
# Nomura Real Estate Master Fund, Inc.	49,331	61,936,993	1.1%
Orix JREIT, Inc.	29,832	40,324,532	0.7%
United Urban Investment Corp.	33,657	36,825,319	0.7%
Other Securities		633,541,067	11.3%

TOTAL JAPAN		1,293,172,948	23.0%

MALAYSIA — (0.4%)
Other Securities		25,325,944	0.5%

MEXICO — (1.5%)
Fibra Uno Administracion SA de CV	34,097,698	37,261,591	0.7%
Other Securities		49,077,300	0.9%

TOTAL MEXICO		86,338,891	1.6%

NETHERLANDS — (2.4%)
#* Unibail-Rodamco-Westfield	6,567,037	23,264,579	0.4%
* Unibail-Rodamco-Westfield	1,117,588	78,873,677	1.4%
Other Securities		38,461,727	0.7%

TOTAL NETHERLANDS		140,599,983	2.5%

NEW ZEALAND — (1.2%)
Other Securities		73,135,945	1.3%

SINGAPORE — (9.9%)
# Ascendas Real Estate Investment Trust	37,326,780	76,799,077	1.4%
CapitaLand Integrated Commercial Trust	56,051,711	93,919,760	1.7%
Frasers Logistics & Commercial Trust	30,135,033	31,381,400	0.6%
Mapletree Commercial Trust	23,930,406	32,184,514	0.6%
Mapletree Industrial Trust	21,943,390	41,233,406	0.7%
Mapletree Logistics Trust	37,016,047	47,540,494	0.8%
Suntec Real Estate Investment Trust	22,025,700	29,097,432	0.5%
Other Securities		226,824,949	4.0%

TOTAL SINGAPORE		578,981,032	10.3%

SOUTH AFRICA — (1.8%)
Growthpoint Properties Ltd.	39,877,939	35,654,107	0.6%
Other Securities		71,629,689	1.3%

TOTAL SOUTH AFRICA		107,283,796	1.9%

SOUTH KOREA — (0.2%)
Other Securities		12,380,113	0.2%

25

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SPAIN — (1.4%)
Inmobiliaria Colonial Socimi SA	3,480,242	$28,939,540	0.5%
Merlin Properties Socimi SA	4,203,370	45,663,966	0.8%
Other Security		5,085,718	0.1%

TOTAL SPAIN		79,689,224	1.4%

TAIWAN — (0.3%)
Other Securities		16,070,050	0.3%

TURKEY — (0.3%)
Other Securities		17,164,413	0.3%

UNITED KINGDOM — (15.0%)
Big Yellow Group PLC	2,149,302	38,842,119	0.7%
British Land Co. PLC	10,163,606	65,468,008	1.2%
Derwent London PLC	1,170,093	44,395,576	0.8%
Land Securities Group PLC	8,241,026	77,289,031	1.4%
LondonMetric Property PLC	11,872,399	40,127,174	0.7%
Safestore Holdings PLC	2,696,795	42,425,340	0.8%
Segro PLC	14,167,739	237,197,741	4.2%
Tritax Big Box REIT PLC	22,688,632	69,260,867	1.2%
UNITE Group PLC	3,953,553	55,983,148	1.0%
Other Securities		205,307,516	3.6%

TOTAL UNITED KINGDOM		876,296,520	15.6%

TOTAL COMMON STOCKS (Cost $5,217,110,749)		5,525,580,351	98.5%

TOTAL INVESTMENT SECURITIES (Cost $5,217,110,749)		5,525,580,351

		Value†
SECURITIES LENDING COLLATERAL — (5.5%)
@§ The DFA Short Term Investment Fund	27,835,352	321,971,513	5.7%

TOTAL INVESTMENTS — (100.0%) (Cost $5,539,093,551)		$5,847,551,864	104.2%

As of April 30, 2022, DFA International Real Estate Securities Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	220	06/17/22	$48,627,313	$45,402,500	$(3,224,813)

Total Futures Contracts			$48,627,313	$45,402,500	$(3,224,813)

26

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

Summary of the Portfolio’s investments as of April 30, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$541,304	$1,162,410,852	$126,252	$1,163,078,408
Belgium	—	224,199,064	—	224,199,064
Canada	334,284,217	—	—	334,284,217
China	—	12,286,449	—	12,286,449
France	—	203,234,737	—	203,234,737
Germany	—	11,220,959	—	11,220,959
Hong Kong	—	243,635,794	—	243,635,794
Ireland	—	21,913,704	—	21,913,704
Italy	—	5,288,160	—	5,288,160
Japan	—	1,293,172,948	—	1,293,172,948
Malaysia	—	25,325,944	—	25,325,944
Mexico	86,338,891	—	—	86,338,891
Netherlands	—	140,599,983	—	140,599,983
New Zealand	—	73,135,945	—	73,135,945
Singapore	—	578,981,032	—	578,981,032
South Africa	—	107,283,796	—	107,283,796
South Korea	—	12,380,113	—	12,380,113
Spain	—	79,689,224	—	79,689,224
Taiwan	—	16,070,050	—	16,070,050
Turkey	—	17,164,413	—	17,164,413
United Kingdom	—	876,296,520	—	876,296,520
Securities Lending Collateral	—	321,971,513	—	321,971,513
Futures Contracts**	(3,224,813)	—	—	(3,224,813)

TOTAL	$417,939,599	$5,426,261,200	$126,252^	$5,844,327,051

**	Valued at the unrealized appreciation/(depreciation) on the investment.
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

27

DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2022

(Unaudited)

		Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (59.4%)
UNITED STATES — (59.4%)
	Alexandria Real Estate Equities, Inc.	636,760	$115,992,202	1.2%
	American Campus Communities, Inc.	593,164	38,359,916	0.4%
	American Homes 4 Rent, Class A	1,300,054	51,495,155	0.5%
	American Tower Corp.	1,930,005	465,169,805	4.7%
	Apartment Income REIT Corp.	668,532	32,871,721	0.3%
	AvalonBay Communities, Inc.	595,358	135,432,038	1.4%
#	Boston Properties, Inc.	631,669	74,284,274	0.7%
	Brixmor Property Group, Inc.	1,267,435	32,167,500	0.3%
	Camden Property Trust	432,559	67,864,182	0.7%
	Crown Castle International Corp.	1,842,366	341,224,607	3.4%
	CubeSmart	880,437	41,829,562	0.4%
	Digital Realty Trust, Inc.	1,175,092	171,704,414	1.7%
	Duke Realty Corp.	1,606,695	87,966,551	0.9%
	EastGroup Properties, Inc.	172,932	32,424,750	0.3%
	Equinix, Inc.	385,201	276,990,335	2.8%
	Equity LifeStyle Properties, Inc.	734,982	56,799,409	0.6%
	Equity Residential	1,579,900	128,761,850	1.3%
	Essex Property Trust, Inc.	277,372	91,330,278	0.9%
	Extra Space Storage, Inc.	565,224	107,392,560	1.1%
	Federal Realty Investment Trust	306,103	35,832,417	0.4%
	First Industrial Realty Trust, Inc.	559,467	32,449,086	0.3%
	Gaming & Leisure Properties, Inc.	979,486	43,469,589	0.4%
	Healthcare Trust of America, Inc., Class A	939,748	28,624,724	0.3%
	Healthpeak Properties, Inc.	2,298,884	75,426,384	0.8%
	Host Hotels & Resorts, Inc.	2,986,477	60,774,807	0.6%
	Invitation Homes, Inc.	2,560,205	101,947,358	1.0%
#	Iron Mountain, Inc.	1,208,818	64,949,791	0.7%
	Kilroy Realty Corp.	447,004	31,290,280	0.3%
	Kimco Realty Corp.	2,552,009	64,642,396	0.7%
	Lamar Advertising Co., Class A	364,052	40,194,981	0.4%
	Life Storage, Inc.	336,205	44,543,734	0.4%
	Medical Properties Trust, Inc.	2,495,489	45,892,043	0.5%
	Mid-America Apartment Communities, Inc.	488,169	96,012,985	1.0%
	National Retail Properties, Inc.	748,456	32,812,311	0.3%
	Prologis, Inc.	3,147,758	504,554,062	5.1%
	Public Storage	668,747	248,439,510	2.5%
	Realty Income Corp.	2,452,274	170,089,705	1.7%
	Regency Centers Corp.	682,674	46,988,424	0.5%
	Rexford Industrial Realty, Inc.	636,647	49,683,932	0.5%
	SBA Communications Corp.	465,813	161,688,350	1.6%
	Simon Property Group, Inc.	1,437,329	169,604,822	1.7%
	STORE Capital Corp.	1,063,612	30,238,489	0.3%
	Sun Communities, Inc.	485,357	85,214,128	0.9%
	UDR, Inc.	1,330,028	70,770,790	0.7%
	Ventas, Inc.	1,683,187	93,501,058	0.9%
#	VICI Properties, Inc.	2,650,567	79,013,388	0.8%
#	Welltower, Inc.	1,874,206	170,196,647	1.7%
	WP Carey, Inc.	778,943	62,915,226	0.6%

28

DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
UNITED STATES — (Continued)
Other Securities		$867,448,315	8.6%

TOTAL UNITED STATES		5,959,270,841	59.8%

TOTAL COMMON STOCKS		5,959,270,841	59.8%

		Value†
AFFILIATED INVESTMENT COMPANIES — (39.8%)
DFA International Real Estate Securities Portfolio of DFA Investment Dimensions Group, Inc.	803,070,109	3,453,201,471	34.7%
DFA Real Estate Securities Portfolio of DFA Investment Dimensions Group, Inc.	11,467,258	539,649,144	5.4%

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES		3,992,850,615	40.1%

TOTAL INVESTMENT SECURITIES (Cost $8,352,517,555)		9,952,121,456

SECURITIES LENDING COLLATERAL — (0.8%)
@§ The DFA Short Term Investment Fund	7,260,936	83,987,252	0.8%

TOTAL INVESTMENTS — (100.0%) (Cost $8,436,502,348)		$10,036,108,708	100.7%

Summary of the Portfolio’s investments as of April 30, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
United States	$5,959,169,989	$100,852	—	$5,959,270,841
Affiliated Investment Companies	3,992,850,615	—	—	3,992,850,615
Securities Lending Collateral	—	83,987,252	—	83,987,252

TOTAL	$9,952,020,604	$84,088,104	—	$10,036,108,708

See accompanying Notes to Financial Statements.

29

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2022

(Unaudited)

		Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (95.5%)
AUSTRALIA — (7.1%)
	Downer EDI Ltd.	10,953,330	$42,378,480	0.4%
	Sims Ltd.	2,944,653	42,576,427	0.4%
	Whitehaven Coal Ltd.	12,373,145	42,489,936	0.4%
	Other Securities		709,608,331	6.0%

TOTAL AUSTRALIA			837,053,174	7.2%

AUSTRIA — (0.7%)
	Other Securities		86,708,062	0.8%

BELGIUM — (1.7%)
	Ackermans & van Haaren NV	309,639	55,201,252	0.5%
#	Euronav NV	3,409,575	39,424,267	0.3%
	Other Securities		103,542,829	0.9%

TOTAL BELGIUM			198,168,348	1.7%

CANADA — (12.1%)
#	Alamos Gold, Inc., Class A	7,369,633	57,252,121	0.5%
#	Birchcliff Energy Ltd.	5,486,552	40,146,023	0.4%
#	Canadian Western Bank	1,923,567	48,529,021	0.4%
#	Centerra Gold, Inc.	4,783,502	44,273,412	0.4%
#	Crescent Point Energy Corp.	6,629,597	45,929,563	0.4%
	Linamar Corp.	965,007	38,220,181	0.3%
#*	MEG Energy Corp.	5,053,207	75,917,094	0.7%
#	Whitecap Resources, Inc.	6,696,779	54,892,057	0.5%
#	Yamana Gold, Inc.	12,479,727	68,875,775	0.6%
	Other Securities		960,768,464	8.2%

TOTAL CANADA			1,434,803,711	12.4%

CHINA — (0.1%)
	Other Securities		17,175,965	0.1%

DENMARK — (2.7%)
*	Jyske Bank AS	1,221,831	67,560,072	0.6%
	Sydbank AS	1,542,083	53,005,794	0.5%
	Other Securities		203,436,503	1.7%

TOTAL DENMARK			324,002,369	2.8%

FINLAND — (2.1%)
#	Metsa Board Oyj, Class B	3,895,732	41,983,529	0.4%
#	TietoEVRY Oyj	1,526,296	38,290,540	0.3%
	Other Securities		165,018,667	1.4%

TOTAL FINLAND			245,292,736	2.1%

FRANCE — (4.1%)
*	Elis SA	3,198,338	45,868,155	0.4%
*	Rexel SA	2,278,807	46,680,586	0.4%
#	SCOR SE	1,620,333	45,813,000	0.4%

30

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
FRANCE — (Continued)
Other Securities		$343,117,957	3.0%

TOTAL FRANCE		481,479,698	4.2%

GERMANY — (7.0%)
Aareal Bank AG	1,191,446	40,597,048	0.4%
Aurubis AG	1,012,874	115,102,377	1.0%
Freenet AG	1,988,277	55,012,098	0.5%
* K+S AG	3,675,240	123,443,902	1.1%
# Lanxess AG	1,300,909	50,288,020	0.4%
Rheinmetall AG	304,136	68,559,575	0.6%
Other Securities		369,213,023	3.1%

TOTAL GERMANY		822,216,043	7.1%

GREECE — (0.0%)
Other Securities		1,812	0.0%

HONG KONG — (2.4%)
Other Securities		286,916,040	2.5%

IRELAND — (0.3%)
Other Securities		40,469,774	0.4%

ISRAEL — (1.5%)
Other Securities		177,243,388	1.5%

ITALY — (4.1%)
A2A SpA	22,526,442	38,487,718	0.3%
# Banco BPM SpA	25,704,843	80,988,158	0.7%
* Leonardo SpA	4,461,365	45,913,637	0.4%
Unipol Gruppo SpA	10,437,854	56,913,641	0.5%
Other Securities		257,348,348	2.2%

TOTAL ITALY		479,651,502	4.1%

JAPAN — (21.8%)
Other Securities		2,575,539,421	22.2%

NETHERLANDS — (2.8%)
APERAM SA	1,155,198	44,587,726	0.4%
ASR Nederland NV	2,841,742	129,153,413	1.1%
Boskalis Westminster	1,096,676	38,087,877	0.3%
# SBM Offshore NV	4,336,093	62,834,933	0.5%
Other Securities		53,834,397	0.5%

TOTAL NETHERLANDS		328,498,346	2.8%

NEW ZEALAND — (0.3%)
Other Securities		39,368,186	0.3%

NORWAY — (1.1%)
Other Securities		125,007,829	1.1%

PORTUGAL — (0.3%)
Other Securities		35,770,715	0.3%

31

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SINGAPORE — (0.9%)
Other Securities		$103,096,791	0.9%

SPAIN — (2.2%)
Banco de Sabadell SA	55,222,945	42,857,100	0.4%
Bankinter SA	11,495,360	67,648,749	0.6%
Other Securities		153,820,425	1.3%

TOTAL SPAIN		264,326,274	2.3%

SWEDEN — (2.7%)
Other Securities		320,189,744	2.8%

SWITZERLAND — (5.8%)
Allreal Holding AG	289,293	54,567,300	0.5%
Helvetia Holding AG	629,771	80,929,767	0.7%
Siegfried Holding AG	64,599	46,830,359	0.4%
Swiss Prime Site AG	527,115	51,522,583	0.4%
Other Securities		446,898,700	3.9%

TOTAL SWITZERLAND		680,748,709	5.9%

UNITED KINGDOM — (11.7%)
Bellway PLC	1,802,277	54,739,243	0.5%
Close Brothers Group PLC	3,289,003	45,605,030	0.4%
Drax Group PLC	6,216,333	62,820,389	0.5%
Grafton Group PLC	5,475,243	66,312,087	0.6%
Man Group PLC	14,468,398	42,168,541	0.4%
Paragon Banking Group PLC	6,577,529	40,677,095	0.4%
Redrow PLC	6,644,105	43,554,077	0.4%
Travis Perkins PLC	4,464,949	68,101,295	0.6%
Vistry Group PLC	5,253,423	54,809,368	0.5%
Other Securities		899,238,747	7.6%

TOTAL UNITED KINGDOM		1,378,025,872	11.9%

TOTAL COMMON STOCKS		11,281,754,509	97.4%

PREFERRED STOCKS — (0.1%)
GERMANY — (0.1%)
Other Securities		17,298,622	0.1%

RIGHTS/WARRANTS — (0.0%)
CANADA — (0.0%)
Other Security		69,041	0.0%

SWITZERLAND — (0.0%)
Other Security		378,297	0.0%

TOTAL RIGHTS/WARRANTS		447,338	0.0%

TOTAL INVESTMENT SECURITIES (Cost $10,671,899,092)		11,299,500,469

32

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
SECURITIES LENDING COLLATERAL — (4.4%)
@§ The DFA Short Term Investment Fund	44,836,577	$518,624,690	4.5%

TOTAL INVESTMENTS — (100.0%) (Cost $11,190,457,821)		$11,818,125,159	102.0%

As of April 30, 2022, DFA International Small Cap Value Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	854	06/17/22	$184,855,611	$176,244,250	$(8,611,361)

Total Futures Contracts			$184,855,611	$176,244,250	$(8,611,361)

Summary of the Portfolio’s investments as of April 30, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	—	$837,053,174	—	$837,053,174
Austria	—	86,708,062	—	86,708,062
Belgium	$1,843,031	196,325,317	—	198,168,348
Canada	1,433,881,752	921,959	—	1,434,803,711
China	12,485,033	4,690,932	—	17,175,965
Denmark	—	324,002,369	—	324,002,369
Finland	—	245,292,736	—	245,292,736
France	—	481,479,698	—	481,479,698
Germany	—	822,216,043	—	822,216,043
Greece	—	—	$1,812	1,812
Hong Kong	—	286,396,893	519,147	286,916,040
Ireland	—	40,469,774	—	40,469,774
Israel	178,844	177,064,544	—	177,243,388
Italy	—	479,651,502	—	479,651,502
Japan	5,005,617	2,570,533,804	—	2,575,539,421
Netherlands	—	328,498,346	—	328,498,346
New Zealand	—	39,368,186	—	39,368,186
Norway	2,641,586	122,366,243	—	125,007,829
Portugal	—	35,770,715	—	35,770,715
Singapore	—	101,949,327	1,147,464	103,096,791
Spain	—	264,326,274	—	264,326,274
Sweden	10,202,251	309,987,493	—	320,189,744
Switzerland	—	680,748,709	—	680,748,709
United Kingdom	—	1,378,025,872	—	1,378,025,872
Preferred Stocks
Germany	—	17,298,622	—	17,298,622
Rights/Warrants
Canada	—	69,041	—	69,041
Switzerland	—	378,297	—	378,297

33

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Securities Lending Collateral	—	$518,624,690	—	$518,624,690
Futures Contracts**	$(8,611,361)	—	—	(8,611,361)

TOTAL	$1,457,626,753	$10,350,218,622	$1,668,423^	$11,809,513,798

**	Valued at the unrealized appreciation/(depreciation) on the investment.
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

34

INTERNATIONAL VECTOR EQUITY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2022

(Unaudited)

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (92.7%)
AUSTRALIA — (6.6%)
BHP Group Ltd.	178,389	$5,960,944	0.2%
National Australia Bank Ltd.	308,973	7,053,444	0.2%
Santos Ltd.	1,101,699	6,156,371	0.2%
Westpac Banking Corp.	357,485	5,984,295	0.2%
Other Securities		207,151,971	6.1%

TOTAL AUSTRALIA		232,307,025	6.9%

AUSTRIA — (0.6%)
Other Securities		21,384,115	0.6%

BELGIUM — (1.3%)
Other Securities		45,142,857	1.3%

CANADA — (11.3%)
Bank of Nova Scotia	102,743	6,505,687	0.2%
# Canadian Natural Resources Ltd.	99,485	6,155,137	0.2%
Cenovus Energy, Inc.	372,350	6,881,028	0.2%
Fairfax Financial Holdings Ltd.	12,635	6,942,488	0.2%
Magna International, Inc.	140,149	8,446,780	0.3%
Royal Bank of Canada	61,845	6,246,362	0.2%
Suncor Energy, Inc.	242,441	8,713,330	0.3%
# Teck Resources Ltd., Class B	244,859	9,662,136	0.3%
Tourmaline Oil Corp.	207,214	10,671,606	0.3%
West Fraser Timber Co. Ltd.	67,811	5,960,047	0.2%
Other Securities		323,463,171	9.6%

TOTAL CANADA		399,647,772	12.0%

CHINA — (0.1%)
Other Securities		3,194,939	0.1%

DENMARK — (2.2%)
Novo Nordisk AS, Class B	47,591	5,436,141	0.2%
Other Securities		72,026,865	2.1%

TOTAL DENMARK		77,463,006	2.3%

FINLAND — (1.5%)
Other Securities		53,834,911	1.6%

FRANCE — (6.9%)
Arkema SA	51,529	5,871,436	0.2%
# BNP Paribas SA	106,510	5,522,689	0.2%
# Bouygues SA	184,276	6,336,007	0.2%
Cie de Saint-Gobain	105,389	6,148,200	0.2%
Cie Generale des Etablissements Michelin SCA	86,973	10,772,468	0.3%
Engie SA	465,874	5,497,532	0.2%
Orange SA	1,316,569	15,674,276	0.5%
TotalEnergies SE	308,861	15,165,991	0.5%
Other Securities		173,145,238	5.0%

TOTAL FRANCE		244,133,837	7.3%

35

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

		Shares	Value»	Percentage of Net Assets‡
	GERMANY — (5.9%)
	Allianz SE	36,861	$8,317,098	0.3%
*	Commerzbank AG	883,755	5,769,439	0.2%
Ω	Covestro AG	168,512	7,255,373	0.2%
*	K+S AG	192,423	6,463,101	0.2%
	Mercedes-Benz Group AG	163,910	11,441,109	0.4%
	Other Securities		168,514,911	4.9%

	TOTAL GERMANY		207,761,031	6.2%

	HONG KONG — (2.2%)
	Other Securities		76,156,502	2.3%

	IRELAND — (0.6%)
	Other Securities		19,646,738	0.6%

	ISRAEL — (1.3%)
	Other Securities		46,334,400	1.4%

	ITALY — (2.4%)
	Other Securities		84,707,539	2.5%

	JAPAN — (21.1%)
	ENEOS Holdings, Inc.	2,073,570	7,296,089	0.2%
	Mitsubishi UFJ Financial Group, Inc.	1,117,000	6,493,538	0.2%
	SoftBank Group Corp.	192,900	7,934,022	0.3%
	Toyota Motor Corp.	430,090	7,369,035	0.2%
	Other Securities		713,367,098	21.3%

	TOTAL JAPAN.		742,459,782	22.2%

	NETHERLANDS — (3.2%)
	Aegon NV	1,281,817	6,645,810	0.2%
	ArcelorMittal SA	227,139	6,641,561	0.2%
	ASR Nederland NV	149,446	6,792,123	0.2%
	Koninklijke Ahold Delhaize NV	350,033	10,324,561	0.3%
	Other Securities		82,164,161	2.5%

	TOTAL NETHERLANDS		112,568,216	3.4%

	NEW ZEALAND — (0.4%)
	Other Securities		15,080,173	0.5%

	NORWAY — (0.9%)
	Other Securities		33,080,629	1.0%

	PORTUGAL — (0.3%)
	Other Securities		10,476,069	0.3%

	SINGAPORE — (0.9%)
	Other Securities		29,936,241	0.9%

	SPAIN — (2.0%)
	Repsol SA	415,110	6,192,560	0.2%
	Other Securities		65,163,610	1.9%

	TOTAL SPAIN		71,356,170	2.1%

36

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SWEDEN — (2.9%)
Other Securities		$103,329,535	3.1%

SWITZERLAND — (7.1%)
Julius Baer Group Ltd.	127,245	6,080,761	0.2%
Nestle SA	126,847	16,375,196	0.5%
Novartis AG, Sponsored ADR	70,669	6,220,992	0.2%
Swiss Life Holding AG	11,301	6,607,865	0.2%
Swiss Prime Site AG	56,116	5,485,029	0.2%
# Swisscom AG	15,415	9,114,902	0.3%
Vifor Pharma AG	38,547	6,809,267	0.2%
Zurich Insurance Group AG	14,535	6,617,342	0.2%
Other Securities		187,384,358	5.5%

TOTAL SWITZERLAND		250,695,712	7.5%

UNITED KINGDOM — (11.0%)
Aviva PLC	1,051,807	5,643,076	0.2%
BP PLC	1,487,940	7,183,467	0.2%
British American Tobacco PLC	154,373	6,470,135	0.2%
# HSBC Holdings PLC, Sponsored ADR	320,826	9,948,814	0.3%
Shell PLC, Sponsored ADR	311,988	16,669,519	0.5%
Other Securities		343,723,995	10.3%

TOTAL UNITED KINGDOM		389,639,006	11.7%

UNITED STATES — (0.0%)
Other Securities		163,948	0.0%

TOTAL COMMON STOCKS		3,270,500,153	97.8%

PREFERRED STOCKS — (0.4%)
GERMANY — (0.4%)
Other Securities		13,277,226	0.4%

RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
Other Securities		3,051	0.0%

CANADA — (0.0%)
Other Securities		146,738	0.0%

HONG KONG — (0.0%)
Other Security		345	0.0%

SWITZERLAND — (0.0%)
Other Security		30,204	0.0%

TOTAL RIGHTS/WARRANTS		180,338	0.0%

TOTAL INVESTMENT SECURITIES (Cost $2,850,696,711)		3,283,957,717

37

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
SECURITIES LENDING COLLATERAL — (6.9%)
@§ The DFA Short Term Investment Fund	21,046,989	$243,450,527	7.3%

TOTAL INVESTMENTS — (100.0%) (Cost $3,094,116,308)		$3,527,408,244	105.5%

As of April 30, 2022, International Vector Equity Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	147	06/17/22	$31,793,929	$30,337,125	$(1,456,804)

Total Futures Contracts			$31,793,929	$30,337,125	$(1,456,804)

Summary of the Portfolio’s investments as of April 30, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$4,782,235	$227,524,790	—	$232,307,025
Austria	—	21,384,115	—	21,384,115
Belgium	2,205,619	42,937,238	—	45,142,857
Canada	398,490,147	1,157,625	—	399,647,772
China	909,439	2,285,500	—	3,194,939
Denmark	—	77,463,006	—	77,463,006
Finland	—	53,834,911	—	53,834,911
France	315,739	243,816,373	$1,725	244,133,837
Germany	6,001,608	201,759,423	—	207,761,031
Hong Kong	61,953	76,008,643	85,906	76,156,502
Ireland	4,921,733	14,725,005	—	19,646,738
Israel	4,852,032	41,482,368	—	46,334,400
Italy	1,389,303	83,318,236	—	84,707,539
Japan	11,479,404	730,980,378	—	742,459,782
Netherlands	14,657,655	97,910,561	—	112,568,216
New Zealand	10,728	15,069,445	—	15,080,173
Norway	289,390	32,791,239	—	33,080,629
Portugal	—	10,476,069	—	10,476,069
Singapore	600,234	29,288,461	47,546	29,936,241
Spain	2,272,544	69,083,626	—	71,356,170
Sweden	791,977	102,537,558	—	103,329,535
Switzerland	18,188,368	232,507,344	—	250,695,712
United Kingdom	50,487,814	339,151,192	—	389,639,006
United States	132,762	31,186	—	163,948
Preferred Stocks
Germany	—	13,277,226	—	13,277,226
Rights/Warrants
Australia	—	3,051	—	3,051
Canada	—	146,738	—	146,738
Hong Kong	—	345	—	345
Switzerland	—	30,204	—	30,204

38

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Securities Lending Collateral	—	$243,450,527	—	$243,450,527
Futures Contracts**	$(1,456,804)	—	—	(1,456,804)

TOTAL	$521,383,880	$3,004,432,383	$135,177^	$3,525,951,440

**	Valued at the unrealized appreciation/(depreciation) on the investment.
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

39

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2022

(Unaudited)

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (93.0%)
AUSTRALIA — (7.2%)
BHP Group Ltd.	252,734	$8,445,214	0.4%
BHP Group Ltd.	242,244	8,118,186	0.4%
BHP Group Ltd., Sponsored ADR	439,796	29,457,536	1.4%
CSL Ltd.	89,023	16,990,050	0.8%
Other Securities		92,320,127	4.6%

TOTAL AUSTRALIA		155,331,113	7.6%

AUSTRIA — (0.2%)
Other Securities		3,530,345	0.2%

BELGIUM — (0.6%)
Other Securities		13,970,103	0.7%

CANADA — (10.6%)
Canadian National Railway Co.	103,129	12,128,385	0.6%
Canadian Natural Resources Ltd.	277,342	17,159,150	0.8%
Constellation Software, Inc.	6,141	9,665,126	0.5%
National Bank of Canada	139,276	9,727,041	0.5%
Royal Bank of Canada	185,318	18,717,168	0.9%
Royal Bank of Canada	64,164	6,482,489	0.3%
Suncor Energy, Inc.	277,993	9,991,068	0.5%
Other Securities		145,743,905	7.2%

TOTAL CANADA		229,614,332	11.3%

CHINA — (0.0%)
Other Security		855,821	0.0%

DENMARK — (3.0%)
# Novo Nordisk AS, Class B	490,008	55,971,767	2.8%
Other Securities		9,050,645	0.4%

TOTAL DENMARK		65,022,412	3.2%

FINLAND — (1.0%)
Other Securities		21,058,121	1.0%

FRANCE — (8.6%)
Airbus SE	114,996	12,588,824	0.6%
Kering SA	19,489	10,369,559	0.5%
Legrand SA	117,175	10,383,365	0.5%
LVMH Moet Hennessy Louis Vuitton SE	67,951	43,973,471	2.2%
Orange SA	1,002,889	11,939,791	0.6%
Teleperformance	29,391	10,548,755	0.5%
Other Securities		85,893,403	4.2%

TOTAL FRANCE		185,697,168	9.1%

GERMANY — (6.4%)
Bayer AG	221,721	14,604,993	0.7%
Deutsche Telekom AG	866,133	15,955,165	0.8%
E.ON SE	948,865	9,874,797	0.5%

40

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
GERMANY — (Continued)
Mercedes-Benz Group AG	196,327	$13,703,854	0.7%
Other Securities		85,006,222	4.1%

TOTAL GERMANY		139,145,031	6.8%

HONG KONG — (2.1%)
Hong Kong Exchanges & Clearing Ltd.	293,437	12,447,297	0.6%
Other Securities		32,622,851	1.6%

TOTAL HONG KONG		45,070,148	2.2%

IRELAND — (0.5%)
Other Securities		11,296,516	0.6%

ISRAEL — (0.6%)
Other Securities		11,812,765	0.6%

ITALY — (1.9%)
Other Securities		41,822,352	2.0%

JAPAN — (18.2%)
Hitachi Ltd.	264,700	12,553,781	0.6%
KDDI Corp.	492,100	16,295,739	0.8%
Nintendo Co. Ltd.	26,500	12,094,354	0.6%
Recruit Holdings Co. Ltd.	267,200	9,694,441	0.5%
SoftBank Group Corp.	427,500	17,583,175	0.9%
Sony Group Corp.	328,700	28,367,144	1.4%
Tokyo Electron Ltd.	33,900	14,303,983	0.7%
Other Securities		284,939,735	13.9%

TOTAL JAPAN		395,832,352	19.4%

NETHERLANDS — (3.6%)
ASML Holding NV	14,189	8,052,803	0.4%
ASML Holding NV	60,070	33,865,664	1.7%
Koninklijke Ahold Delhaize NV	362,294	10,686,211	0.5%
Wolters Kluwer NV	152,080	15,357,456	0.8%
Other Securities		10,945,538	0.5%

TOTAL NETHERLANDS		78,907,672	3.9%

NEW ZEALAND — (0.2%)
Other Securities		5,160,401	0.3%

NORWAY — (0.8%)
Equinor ASA	304,550	10,293,657	0.5%
Other Securities		7,839,721	0.4%

TOTAL NORWAY		18,133,378	0.9%

PORTUGAL — (0.1%)
Other Securities		2,898,574	0.1%

SINGAPORE — (0.9%)
Other Securities		18,793,357	0.9%

41

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SPAIN — (2.0%)
Iberdrola SA	977,909	$11,236,965	0.6%
Telefonica SA	2,098,862	10,210,210	0.5%
Other Securities		21,845,812	1.0%

TOTAL SPAIN		43,292,987	2.1%

SWEDEN — (2.4%)
Other Securities		52,712,939	2.6%

SWITZERLAND — (8.4%)
Givaudan SA	3,524	14,006,214	0.7%
Nestle SA	144,809	18,693,984	0.9%
Roche Holding AG	8,192	3,291,099	0.2%
Roche Holding AG	183,630	68,092,523	3.3%
Sika AG	36,778	11,234,134	0.6%
Other Securities		67,386,526	3.3%

TOTAL SWITZERLAND		182,704,480	9.0%

UNITED KINGDOM — (13.7%)
Anglo American PLC	335,117	14,842,658	0.7%
Ashtead Group PLC	224,550	11,610,858	0.6%
BAE Systems PLC	1,327,767	12,264,127	0.6%
BT Group PLC	4,496,264	9,970,850	0.5%
Diageo PLC	80,730	4,027,527	0.2%
Diageo PLC, Sponsored ADR	106,135	21,086,902	1.0%
Ferguson PLC	94,077	11,801,910	0.6%
GlaxoSmithKline PLC	1,506,206	33,953,771	1.7%
Imperial Brands PLC	553,895	11,529,618	0.6%
Reckitt Benckiser Group PLC	138,595	10,808,409	0.5%
RELX PLC, Sponsored ADR	334,644	9,855,266	0.5%
Rio Tinto PLC	94,176	6,654,113	0.3%
Rio Tinto PLC, Sponsored ADR	251,488	17,885,827	0.9%
SSE PLC	626,665	14,554,812	0.7%
Unilever PLC	48,760	2,266,858	0.1%
Unilever PLC	62,170	2,885,563	0.1%
Unilever PLC, Sponsored ADR	587,080	27,158,321	1.3%
Other Securities		73,696,045	3.6%

TOTAL UNITED KINGDOM		296,853,435	14.5%

TOTAL COMMON STOCKS		2,019,515,802	99.0%

PREFERRED STOCKS — (0.5%)
GERMANY — (0.5%)
Other Securities		11,345,831	0.5%

TOTAL INVESTMENT SECURITIES (Cost $1,854,981,030)		2,030,861,633

		Value†
SECURITIES LENDING COLLATERAL— (6.5%)
@§ The DFA Short Term Investment Fund	12,131,990	140,330,728	6.9%

TOTAL INVESTMENTS — (100.0%) (Cost $1,995,310,877)		$2,171,192,361	106.4%

42

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO

CONTINUED

Summary of the Portfolios investments as of April 30, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$29,457,536	$125,873,577	—	$155,331,113
Austria	—	3,530,345	—	3,530,345
Belgium	—	13,970,103	—	13,970,103
Canada	229,614,332	—	—	229,614,332
China	—	855,821	—	855,821
Denmark	—	65,022,412	—	65,022,412
Finland	—	21,058,121	—	21,058,121
France	2,285,784	183,411,384	—	185,697,168
Germany	—	139,145,031	—	139,145,031
Hong Kong	—	45,070,148	—	45,070,148
Ireland	3,333,111	7,963,405	—	11,296,516
Israel	1,923,109	9,889,656	—	11,812,765
Italy	3,826,287	37,996,065	—	41,822,352
Japan	—	395,832,352	—	395,832,352
Netherlands	33,865,664	45,042,008	—	78,907,672
New Zealand	—	5,160,401	—	5,160,401
Norway	—	18,133,378	—	18,133,378
Portugal	—	2,898,574	—	2,898,574
Singapore	505,674	18,287,683	—	18,793,357
Spain	—	43,292,987	—	43,292,987
Sweden	—	52,712,939	—	52,712,939
Switzerland	4,532,669	178,171,811	—	182,704,480
United Kingdom	77,179,325	219,674,110	—	296,853,435
Preferred Stocks
Germany	—	11,345,831	—	11,345,831
Securities Lending Collateral	—	140,330,728	—	140,330,728

TOTAL	$386,523,491	$1,784,668,870	—	$2,171,192,361

See accompanying Notes to Financial Statements.

43

WORLD EX U.S. VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The DFA International Value Series of
The DFA Investment Trust Company		$122,120,105
Investment in Dimensional Emerging Markets Value Fund		62,209,215
Investment in DFA International Small Cap Value Portfolio of
DFA Investment Dimensions Group Inc.	841,177	16,646,899

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $174,165,645)		$200,976,219

Summary of the Portfolios investments as of April 30, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$200,976,219	—	—	$200,976,219

TOTAL	$200,976,219	—	—	$200,976,219

See accompanying Notes to Financial Statements.

44

WORLD EX U.S. CORE EQUITY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2022

(Unaudited)

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (94.1%)
AUSTRALIA — (4.6%)
BHP Group Ltd.	352,621	$11,782,980	0.3%
# BHP Group Ltd., Sponsored ADR	100,755	6,748,570	0.2%
Commonwealth Bank of Australia	87,813	6,382,557	0.2%
Other Securities		149,007,774	4.1%

TOTAL AUSTRALIA		173,921,881	4.8%

AUSTRIA — (0.3%)
Other Securities		12,139,393	0.3%

BELGIUM — (0.8%)
Other Securities		29,014,659	0.8%

BRAZIL — (1.4%)
Vale SA	628,010	10,579,991	0.3%
Other Securities		42,137,337	1.1%

TOTAL BRAZIL		52,717,328	1.4%

CANADA — (7.6%)
Bank of Montreal	65,266	6,920,807	0.2%
Bank of Nova Scotia	94,722	5,997,797	0.2%
Canadian National Railway Co.	47,248	5,557,310	0.2%
Canadian Natural Resources Ltd.	155,586	9,626,106	0.3%
# Royal Bank of Canada	108,786	10,987,416	0.3%
Royal Bank of Canada	97,598	9,860,326	0.3%
Suncor Energy, Inc.	165,422	5,945,267	0.2%
Toronto-Dominion Bank	89,325	6,452,838	0.2%
Tourmaline Oil Corp.	108,339	5,579,503	0.2%
Other Securities		220,200,926	5.8%

TOTAL CANADA		287,128,296	7.9%

CHILE — (0.1%)
Other Securities		4,905,729	0.1%

CHINA — (8.5%)
China Construction Bank Corp., Class H	10,898,000	7,763,724	0.2%
Ping An Insurance Group Co. of China Ltd., Class H	908,000	5,739,207	0.2%
Tencent Holdings Ltd.	442,200	20,838,624	0.6%
Other Securities		288,924,569	7.9%

TOTAL CHINA		323,266,124	8.9%

COLOMBIA — (0.0%)
Other Securities		1,743,704	0.0%

CZECH REPUBLIC — (0.0%)
Other Securities		1,506,881	0.0%

DENMARK — (1.5%)
Novo Nordisk AS, Class B	142,160	16,238,401	0.5%

45

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
DENMARK — (Continued)
Other Securities		$40,176,896	1.0%

TOTAL DENMARK		56,415,297	1.5%

EGYPT — (0.0%)
Other Securities		194,501	0.0%

FINLAND — (1.0%)
Other Securities		38,471,334	1.1%

FRANCE — (5.0%)
Air Liquide SA	33,223	5,747,854	0.2%
LVMH Moet Hennessy Louis Vuitton SE	21,810	14,114,015	0.4%
Orange SA	535,579	6,376,280	0.2%
# TotalEnergies SE	176,070	8,645,559	0.3%
# Vinci SA	66,251	6,428,590	0.2%
Other Securities		147,449,377	3.9%

TOTAL FRANCE		188,761,675	5.2%

GERMANY — (4.1%)
Bayer AG	87,779	5,782,094	0.2%
Bayerische Motoren Werke AG	72,976	5,959,641	0.2%
Deutsche Telekom AG	371,759	6,848,228	0.2%
Mercedes-Benz Group AG	116,609	8,139,444	0.2%
Other Securities		128,301,266	3.4%

TOTAL GERMANY		155,030,673	4.2%

GREECE — (0.1%)
Other Securities		2,979,525	0.1%

HONG KONG — (1.4%)
AIA Group Ltd.	608,200	5,974,809	0.2%
Other Securities		47,634,847	1.3%

TOTAL HONG KONG		53,609,656	1.5%

HUNGARY — (0.1%)
Other Securities		2,379,135	0.1%

INDIA — (5.0%)
Infosys Ltd.	301,896	6,120,337	0.2%
Reliance Industries Ltd.	235,961	8,578,394	0.3%
Other Securities		173,702,617	4.7%

TOTAL INDIA		188,401,348	5.2%

INDONESIA — (0.6%)
Other Securities		22,884,601	0.6%

IRELAND — (0.5%)
# CRH PLC, Sponsored ADR	191,724	7,588,436	0.2%
Other Securities		11,599,932	0.3%

TOTAL IRELAND		19,188,368	0.5%

46

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
ISRAEL — (0.8%)
Other Securities		$28,920,049	0.8%

ITALY — (1.6%)
# Stellantis NV	503,996	6,766,472	0.2%
Other Securities		55,945,016	1.5%

TOTAL ITALY		62,711,488	1.7%

JAPAN — (13.2%)
SoftBank Group Corp.	157,844	6,492,161	0.2%
Sony Group Corp.	104,000	8,975,306	0.3%
Toyota Motor Corp.	1,130,315	19,366,485	0.6%
Other Securities		465,830,323	12.6%

TOTAL JAPAN		500,664,275	13.7%

MALAYSIA — (0.5%)
Other Securities		20,319,837	0.6%

MEXICO — (0.7%)
Other Securities		26,973,298	0.7%

NETHERLANDS — (2.1%)
ASML Holding NV	20,610	11,619,300	0.3%
Koninklijke Ahold Delhaize NV	272,370	8,033,808	0.2%
Other Securities		59,626,479	1.7%

TOTAL NETHERLANDS		79,279,587	2.2%

NEW ZEALAND — (0.3%)
Other Securities		10,944,940	0.3%

NORWAY — (0.7%)
Other Securities		24,890,153	0.7%

PERU — (0.0%)
Other Securities		300,735	0.0%

PHILIPPINES — (0.2%)
Other Securities		8,861,509	0.2%

POLAND — (0.2%)
Other Securities		9,613,405	0.3%

PORTUGAL — (0.2%)
Other Securities		6,128,768	0.2%

QATAR — (0.2%)
Other Securities		9,340,875	0.3%

SAUDI ARABIA — (1.1%)
Other Securities		41,385,571	1.1%

SINGAPORE — (0.6%)
Other Securities		22,945,978	0.6%

47

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SOUTH AFRICA — (1.6%)
Other Securities		$61,850,810	1.7%

SOUTH KOREA — (4.3%)
Samsung Electronics Co. Ltd.	661,530	35,255,279	1.0%
SK Hynix, Inc.	63,826	5,592,951	0.2%
Other Securities		122,456,076	3.3%

TOTAL SOUTH KOREA		163,304,306	4.5%

SPAIN — (1.4%)
Iberdrola SA	591,671	6,798,775	0.2%
Repsol SA	383,180	5,716,232	0.2%
Other Securities		39,011,449	1.0%

TOTAL SPAIN		51,526,456	1.4%

SWEDEN — (1.9%)
Other Securities		73,589,596	2.0%

SWITZERLAND — (5.0%)
Nestle SA	261,500	33,758,101	0.9%
Novartis AG	100,236	8,857,779	0.3%
Roche Holding AG	58,789	21,799,767	0.6%
Other Securities		125,135,491	3.4%

TOTAL SWITZERLAND		189,551,138	5.2%

TAIWAN — (5.6%)
Taiwan Semiconductor Manufacturing Co. Ltd.	1,170,000	21,156,694	0.6%
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	129,369	12,022,261	0.4%
Other Securities		178,585,460	4.8%

TOTAL TAIWAN		211,764,415	5.8%

THAILAND — (0.8%)
Other Securities		29,564,314	0.8%

TURKEY — (0.2%)
Other Securities		6,810,974	0.2%

UNITED ARAB EMIRATES — (0.3%)
Other Securities		10,714,841	0.3%

UNITED KINGDOM — (8.0%)
BP PLC, Sponsored ADR	305,930	8,786,310	0.3%
British American Tobacco PLC	141,356	5,924,562	0.2%
# HSBC Holdings PLC, Sponsored ADR	230,666	7,152,953	0.2%
# Rio Tinto PLC, Sponsored ADR	172,914	12,297,644	0.4%
Shell PLC, Sponsored ADR	341,272	18,234,163	0.5%
Other Securities		252,696,526	6.8%

TOTAL UNITED KINGDOM		305,092,158	8.4%

48

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
UNITED STATES — (0.0%)
Other Securities		$446,702	0.0%

TOTAL COMMON STOCKS		3,572,156,286	97.9%

PREFERRED STOCKS — (0.6%)
AUSTRALIA — (0.0%)
Other Security		895	0.0%

BRAZIL — (0.3%)
Other Securities		11,948,462	0.4%

CHILE — (0.0%)
Other Securities		175,036	0.0%

COLOMBIA — (0.0%)
Other Securities		294,401	0.0%

GERMANY — (0.3%)
Other Securities		11,085,941	0.3%

PHILIPPINES — (0.0%)
Other Security		47,521	0.0%

SOUTH KOREA — (0.0%)
Other Security		16,715	0.0%

TAIWAN — (0.0%)
Other Security		84,147	0.0%

THAILAND — (0.0%)
Other Security		131,680	0.0%

TOTAL PREFERRED STOCKS		23,784,798	0.7%

RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
Other Securities		2,818	0.0%

CANADA — (0.0%)
Other Security		92,931	0.0%

HONG KONG — (0.0%)
Other Securities		3,056	0.0%

MALAYSIA — (0.0%)
Other Security		3,467	0.0%

NEW ZEALAND — (0.0%)
Other Security		2,761	0.0%

PHILIPPINES — (0.0%)
Other Security		2,518	0.0%

SOUTH KOREA — (0.0%)
Other Security		2,838	0.0%

49

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SWITZERLAND — (0.0%)
Other Security		$8,667	0.0%

TAIWAN — (0.0%)
Other Securities		290	0.0%

THAILAND — (0.0%)
Other Securities		21,130	0.0%

TURKEY — (0.0%)
Other Security		4,870	0.0%

TOTAL RIGHTS/WARRANTS		145,346	0.0%

TOTAL INVESTMENT SECURITIES (Cost $3,107,583,193)		3,596,086,430

		Value†
SECURITIES LENDING COLLATERAL — (5.3%)
@§ The DFA Short Term Investment Fund	17,276,461	199,836,819	5.5%

TOTAL INVESTMENTS — (100.0%) (Cost $3,307,397,491)		$3,795,923,249	104.1%

As of April 30, 2022, World ex U.S. Core Equity Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	147	06/17/22	$31,573,032	$30,337,125	$(1,235,907)

Total Futures Contracts			$31,573,032	$30,337,125	$(1,235,907)

Summary of the Portfolios investments as of April 30, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$7,225,361	$166,696,520	—	$173,921,881
Austria	—	12,139,393	—	12,139,393
Belgium	330,609	28,684,050	—	29,014,659
Brazil	52,578,297	139,031	—	52,717,328
Canada	286,272,726	855,570	—	287,128,296
Chile	1,033,865	3,871,864	—	4,905,729
China	25,898,692	297,042,271	$325,161	323,266,124
Colombia	1,711,782	31,922	—	1,743,704
Czech Republic	—	1,506,881	—	1,506,881
Denmark	—	56,415,297	—	56,415,297
Egypt	93,682	100,819	—	194,501
Finland	627,989	37,843,345	—	38,471,334
France	425,587	188,334,030	2,058	188,761,675
Germany	1,719,799	153,310,874	—	155,030,673

50

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Greece	—	$2,978,211	$1,314	$2,979,525
Hong Kong	$393,899	53,171,841	43,916	53,609,656
Hungary	—	2,379,135	—	2,379,135
India	2,454,567	185,946,318	463	188,401,348
Indonesia	199,209	22,649,886	35,506	22,884,601
Ireland	7,588,436	11,599,932	—	19,188,368
Israel	3,452,502	25,467,547	—	28,920,049
Italy	876,592	61,834,896	—	62,711,488
Japan	3,432,497	497,231,778	—	500,664,275
Malaysia	—	20,299,877	19,960	20,319,837
Mexico	26,865,080	108,019	199	26,973,298
Netherlands	13,617,033	65,662,554	—	79,279,587
New Zealand	—	10,944,940	—	10,944,940
Norway	41,205	24,848,948	—	24,890,153
Peru	300,697	38	—	300,735
Philippines	29,835	8,831,674	—	8,861,509
Poland	—	9,613,405	—	9,613,405
Portugal	—	6,128,768	—	6,128,768
Qatar	—	9,340,875	—	9,340,875
Saudi Arabia	43,040	41,342,531	—	41,385,571
Singapore	485,973	22,438,009	21,996	22,945,978
South Africa	7,443,961	54,406,849	—	61,850,810
South Korea	719,554	162,521,641	63,111	163,304,306
Spain	473,018	51,053,438	—	51,526,456
Sweden	324,959	73,264,637	—	73,589,596
Switzerland	8,716,079	180,835,059	—	189,551,138
Taiwan	12,268,973	199,490,567	4,875	211,764,415
Thailand	28,817,751	746,563	—	29,564,314
Turkey	422,263	6,388,711	—	6,810,974
United Arab Emirates	—	10,714,841	—	10,714,841
United Kingdom	72,191,249	232,900,909	—	305,092,158
United States	406,388	40,314	—	446,702
Preferred Stocks
Australia	—	895	—	895
Brazil	11,924,283	24,179	—	11,948,462
Chile	—	175,036	—	175,036
Colombia	294,401	—	—	294,401
Germany	—	11,085,941	—	11,085,941
Philippines	—	47,521	—	47,521
South Korea	—	16,715	—	16,715
Taiwan	—	84,147	—	84,147
Thailand	131,680	—	—	131,680
Rights/Warrants
Australia	—	2,818	—	2,818
Canada	—	92,931	—	92,931
Hong Kong	—	3,056	—	3,056
Malaysia	—	3,467	—	3,467
New Zealand	—	2,761	—	2,761
Philippines	—	2,518	—	2,518
South Korea	—	2,838	—	2,838
Switzerland	—	8,667	—	8,667
Taiwan	—	290	—	290
Thailand	—	21,130	—	21,130
Turkey	—	4,870	—	4,870

51

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Securities Lending Collateral	—	$199,836,819	—	$199,836,819
Futures Contracts**	$(1,235,907)	—	—	(1,235,907)

TOTAL	$580,597,606	$3,213,571,177	$518,559^	$3,794,687,342

**	Valued at the unrealized appreciation/(depreciation) on the investment.
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

52

WORLD CORE EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in U.S. Core Equity 1 Portfolio of
DFA Investment Dimensions Group, Inc.	18,365,984	$588,813,431
Investment in International Core Equity Portfolio of
DFA Investment Dimensions Group, Inc.	19,922,596	285,889,256
Investment in Emerging Markets Core Equity Portfolio of
DFA Investment Dimensions Group, Inc.	5,224,565	118,649,868

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $711,414,986)		$993,352,555

TEMPORARY CASH INVESTMENTS — (0.0%)
State Street Institutional U.S. Government Money Market Fund, 0.290% (Cost $487,093)	487,093	487,093

TOTAL INVESTMENTS — (100.0%) (Cost $711,902,079)		$993,839,648

Summary of the Portfolio’s investments as of April 30, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$993,352,555	—	—	$993,352,555
Temporary Cash Investments	487,093	—	—	487,093

TOTAL	$993,839,648	—	—	$993,839,648

See accompanying Notes to Financial Statements.

53

SELECTIVELY HEDGED GLOBAL EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in U.S. Core Equity 2 Portfolio of
DFA Investment Dimensions Group, Inc.	5,557,467	$161,944,580
Investment in International Core Equity Portfolio of
DFA Investment Dimensions Group, Inc.	5,550,416	79,648,469
Investment in Emerging Markets Core Equity Portfolio of
DFA Investment Dimensions Group, Inc.	2,355,621	53,496,154

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $182,822,987)		$295,089,203

As of April 30, 2022, Selectively Hedged Global Equity Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:

						Unrealized
						Foreign
						Exchange
					Settlement	Appreciation
Currency Purchased		Currency Sold		Counterparty	Date	(Depreciation)
USD	284,655	AUD	380,852	Morgan Stanley and Co. International	05/02/22	$15,564
USD	4,951,485	AUD	6,919,773	UBS AG	05/02/22	62,320
USD	5,058,147	AUD	7,114,074	State Street Bank and Trust	05/31/22	29,188
USD	658,140	SGD	897,247	Citibank, N.A.	06/15/22	9,389
USD	5,803,144	CHF	5,360,825	State Street Bank and Trust	06/30/22	275,327
USD	1,678,927	DKK	11,433,420	Bank of America Corp.	07/11/22	51,879
USD	803,125	ILS	2,593,776	UBS AG	07/18/22	23,222
USD	15,520,667	JPY	1,977,023,154	Barclays Capital	07/19/22	239,803
USD	779,109	NOK	7,084,883	HSBC Bank	07/25/22	23,392

Total Appreciation						$730,084
AUD	7,300,625	USD	5,188,262	State Street Bank and Trust	05/02/22	$(30,006)
USD	11,221,653	HKD	87,915,111	HSBC Bank	07/21/22	(1,094)
USD	19,184,597	EUR	18,112,921	Bank of America Corp.	07/26/22	(7,004)
USD	2,247,984	SEK	22,101,606	Bank of America Corp.	07/26/22	(8,515)
USD	4,364,065	GBP	3,500,000	Barclays Capital	07/28/22	(38,686)
USD	4,623,644	GBP	3,710,699	JP Morgan	07/28/22	(44,152)

Total (Depreciation)						$(129,457)

Total Appreciation (Depreciation)						$600,627

As of April 30, 2022, Selectively Hedged Global Equity Portfolio had entered into the following outstanding futures contracts:

					Unrealized
	Number of	Expiration	Notional	Market	Appreciation
Description	Contracts	Date	Value	Value	(Depreciation)
Long Position Contracts:
S&P 500® Emini Index	15	06/17/22	$3,184,981	$3,095,625	$(89,356)

Total Futures Contracts			$3,184,981	$3,095,625	$(89,356)

54

SELECTIVELY HEDGED GLOBAL EQUITY PORTFOLIO

CONTINUED

Summary of the Portfolio’s investments as of April 30, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$295,089,203	—	—	$295,089,203
Forward Currency Contracts**	—	$600,627	—	600,627
Futures Contracts**	(89,356)	—	—	(89,356)

TOTAL	$294,999,847	$600,627	—	$295,600,474

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

55

EMERGING MARKETS PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The Emerging Markets Series of
The DFA Investment Trust Company	$4,967,414,347

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES	$4,967,414,347

Summary of the Portfolio’s Master Fund’s investments as of April 30, 2022, based on their valuation inputs, is located in this report (See Security Valuation Note).

See accompanying Notes to Financial Statements.

56

EMERGING MARKETS SMALL CAP PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The Emerging Markets Small Cap Series of
The DFA Investment Trust Company	$4,399,064,969

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES	$4,399,064,969

Summary of the Portfolio’s Master Fund’s investments as of April 30, 2022, based on their valuation inputs, is located in this report (See Security Valuation Note).

See accompanying Notes to Financial Statements.

57

EMERGING MARKETS VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in Dimensional Emerging Markets Value Fund	$11,925,822,454

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES	$11,925,822,454

Summary of the Portfolio’s Master Fund’s investments as of April 30, 2022, based on their valuation inputs, is located in this report (See Security Valuation Note).

See accompanying Notes to Financial Statements.

58

EMERGING MARKETS CORE EQUITY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2022

(Unaudited)

				Percentage
		Shares	Value»	of Net Assets‡
	COMMON STOCKS — (97.2%)
	BRAZIL — (4.2%)
	Petroleo Brasileiro SA	16,003,488	$108,244,751	0.4%
	Petroleo Brasileiro SA, Sponsored ADR	776,944	9,533,103	0.0%
	Petroleo Brasileiro SA, Sponsored ADR	1,228,197	16,666,633	0.1%
	Vale SA	15,469,805	260,617,538	1.0%
	Other Securities		732,696,480	2.7%

	TOTAL BRAZIL		1,127,758,505	4.2%

	CHILE — (0.5%)
	Other Securities		128,327,877	0.5%

	CHINA — (26.8%)
*	Alibaba Group Holding Ltd.	9,442,600	115,177,790	0.5%
*	Alibaba Group Holding Ltd., Sponsored ADR	2,528,930	245,533,814	0.9%
*	Baidu, Inc., Sponsored ADR	559,862	69,518,065	0.3%
	Bank of China Ltd., Class H	204,333,702	80,176,956	0.3%
	China Construction Bank Corp., Class H	370,130,302	263,680,459	1.0%
	China Merchants Bank Co. Ltd., Class H	16,873,646	101,701,593	0.4%
	China National Building Material Co. Ltd., Class H	40,908,150	54,441,043	0.2%
	China Overseas Land & Investment Ltd.	21,631,533	66,825,815	0.3%
	China Petroleum & Chemical Corp., Class H	144,228,400	70,595,712	0.3%
	China Resources Land Ltd.	15,028,610	67,120,965	0.3%
	Industrial & Commercial Bank of China Ltd., Class H	232,900,725	140,394,023	0.5%
	Kweichow Moutai Co. Ltd., Class A	204,274	56,558,890	0.2%
	Lenovo Group Ltd.	58,158,000	56,471,574	0.2%
	Li Ning Co. Ltd.	7,614,083	59,345,433	0.2%
	NetEase, Inc., ADR	777,776	74,145,386	0.3%
	PetroChina Co. Ltd., Class H	141,510,000	67,173,933	0.3%
	Ping An Insurance Group Co. of China Ltd., Class H	30,102,500	190,269,263	0.7%
	Tencent Holdings Ltd.	16,149,900	761,062,183	2.9%
*Ω	Xiaomi Corp., Class B	40,639,200	61,866,607	0.3%
	Yum China Holdings, Inc.	1,340,150	56,018,270	0.2%
	Other Securities		4,619,704,202	16.8%

	TOTAL CHINA		7,277,781,976	27.1%

	COLOMBIA — (0.2%)
	Other Securities		40,734,664	0.1%

	CZECH REPUBLIC — (0.1%)
	Other Securities		34,066,030	0.1%

	EGYPT — (0.0%)
	Other Securities		11,037,954	0.0%

	GREECE — (0.3%)
	Other Securities		68,286,535	0.3%

	HONG KONG — (0.0%)
	Other Securities		888,938	0.0%

59

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

			Percentage
	Shares	Value»	of Net Assets‡
HUNGARY — (0.2%)
Other Securities		$45,550,115	0.2%

INDIA — (14.8%)
* Adani Transmission Ltd.	1,505,225	54,226,783	0.2%
* Bharti Airtel Ltd.	6,407,864	61,539,921	0.2%
HDFC Bank Ltd.	5,402,815	96,678,854	0.4%
Housing Development Finance Corp. Ltd.	2,068,521	59,608,575	0.2%
# ICICI Bank Ltd., Sponsored ADR	4,405,288	83,876,684	0.3%
Infosys Ltd.	7,880,895	159,769,373	0.6%
Infosys Ltd., Sponsored ADR	3,016,528	59,938,411	0.2%
Reliance Industries Ltd.	6,047,405	219,854,224	0.8%
Tata Consultancy Services Ltd.	2,347,996	108,254,868	0.4%
Other Securities		3,095,962,158	11.6%

TOTAL INDIA		3,999,709,851	14.9%

INDONESIA — (2.0%)
Bank Central Asia Tbk PT	110,415,800	61,929,087	0.3%
Other Securities		476,585,510	1.7%

TOTAL INDONESIA		538,514,597	2.0%

MALAYSIA — (1.6%)
Other Securities		446,050,005	1.7%

MEXICO — (2.3%)
America Movil SAB de CV, Sponsored ADR, Class L	3,763,327	73,121,443	0.3%
# Grupo Mexico SAB de CV, Class B	12,834,356	60,119,868	0.2%
Other Securities		499,419,105	1.9%

TOTAL MEXICO		632,660,416	2.4%

PERU — (0.1%)
Other Securities		23,595,708	0.1%

PHILIPPINES — (0.8%)
Other Securities		222,606,475	0.8%

POLAND — (0.7%)
Other Securities		196,049,991	0.7%

QATAR — (0.6%)
Other Securities		165,766,521	0.6%

SAUDI ARABIA — (3.7%)
Al Rajhi Bank	1,942,346	90,991,394	0.4%
Saudi Basic Industries Corp.	1,568,485	54,334,917	0.2%
Saudi National Bank	3,044,476	63,811,642	0.3%
Other Securities		792,319,661	2.8%

TOTAL SAUDI ARABIA		1,001,457,614	3.7%

SOUTH AFRICA — (4.1%)
MTN Group Ltd.	11,514,149	122,119,001	0.5%
Other Securities		993,635,436	3.7%

TOTAL SOUTH AFRICA		1,115,754,437	4.2%

60

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

			Percentage
	Shares	Value»	of Net Assets‡
SOUTH KOREA — (13.6%)
KB Financial Group, Inc.	1,155,887	$53,776,567	0.2%
# LG Electronics, Inc.	633,563	57,379,940	0.2%
Samsung Electronics Co. Ltd.	17,111,392	911,926,736	3.4%
SK Hynix, Inc.	1,965,870	172,265,443	0.7%
Other Securities		2,487,284,594	9.2%

TOTAL SOUTH KOREA		3,682,633,280	13.7%

SWITZERLAND — (0.0%)
Other Security		44,552	0.0%

TAIWAN — (16.7%)
Evergreen Marine Corp. Taiwan Ltd.	12,968,920	62,340,728	0.3%
Fubon Financial Holding Co. Ltd.	21,290,128	53,457,731	0.2%
# Hon Hai Precision Industry Co. Ltd.	21,590,403	73,970,436	0.3%
MediaTek, Inc.	2,813,823	77,571,412	0.3%
Taiwan Semiconductor Manufacturing Co. Ltd.	41,439,652	749,338,492	2.8%
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	3,628,695	337,214,626	1.3%
# United Microelectronics Corp.	32,537,441	51,688,614	0.2%
Other Securities		3,135,215,396	11.5%

TOTAL TAIWAN		4,540,797,435	16.9%

THAILAND — (2.5%)
Other Securities		687,026,436	2.6%

TURKEY — (0.5%)
Other Securities		129,829,038	0.5%

UNITED ARAB EMIRATES — (0.9%)
Other Securities		243,843,961	0.9%

UNITED KINGDOM — (0.0%)
Other Security		569,678	0.0%

UNITED STATES — (0.0%)
Other Securities		6,972,505	0.0%

TOTAL COMMON STOCKS		26,368,315,094	98.2%

PREFERRED STOCKS — (1.1%)
BRAZIL — (1.1%)
Petroleo Brasileiro SA	22,001,222	134,749,947	0.5%
Other Securities		157,797,607	0.6%

TOTAL BRAZIL		292,547,554	1.1%

CHILE — (0.0%)
Other Securities		2,404,662	0.0%

COLOMBIA — (0.0%)
Other Securities		9,261,260	0.0%

PHILIPPINES — (0.0%)
Other Security		1,023,863	0.0%

61

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

			Percentage
	Shares	Value»	of Net Assets‡
SOUTH KOREA — (0.0%)
Other Security		$230,548	0.0%

TAIWAN — (0.0%)
Other Security		856,380	0.0%

THAILAND — (0.0%)
Other Security		892,824	0.0%

TOTAL PREFERRED STOCKS		307,217,091	1.1%

RIGHTS/WARRANTS — (0.0%)
HONG KONG — (0.0%)
Other Securities		19,448	0.0%

INDIA — (0.0%)
Other Security		2,258	0.0%

MALAYSIA — (0.0%)
Other Security		36,448	0.0%

PHILIPPINES — (0.0%)
Other Security		118,645	0.0%

SAUDI ARABIA — (0.0%)
Other Security		41,664	0.0%

SOUTH KOREA — (0.0%)
Other Securities		60,894	0.0%

TAIWAN — (0.0%)
Other Securities		3,602	0.0%

THAILAND — (0.0%)
Other Securities		430,646	0.0%

TURKEY — (0.0%)
Other Security		65,041	0.0%

TOTAL RIGHTS/WARRANTS		778,646	0.0%

TOTAL INVESTMENT SECURITIES (Cost $20,427,226,971)		26,676,310,831

		Value†
SECURITIES LENDING COLLATERAL — (1.7%)
@§ The DFA Short Term Investment Fund	38,839,939	449,261,574	1.7%

TOTAL INVESTMENTS — (100.0%) (Cost $20,876,453,679)		$27,125,572,405	101.0%

62

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

As of April 30, 2022, Emerging Markets Core Equity Portfolio had entered into the following outstanding futures contracts:

					Unrealized
	Number of	Expiration	Notional	Market	Appreciation
Description	Contracts	Date	Value	Value	(Depreciation)
Long Position Contracts:
S&P 500® Emini Index	1,096	06/17/22	$232,103,501	$226,187,000	$(5,916,501)

Total Futures Contracts			$232,103,501	$226,187,000	$(5,916,501)

Summary of the Portfolio’s investments as of April 30, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$1,125,930,709	$1,827,796	—	$1,127,758,505
Chile	35,425,811	92,902,066	—	128,327,877
China	747,825,141	6,521,375,582	$8,581,253	7,277,781,976
Colombia	40,156,000	578,664	—	40,734,664
Czech Republic	—	34,066,030	—	34,066,030
Egypt	174,988	10,862,966	—	11,037,954
Greece	—	68,137,610	148,925	68,286,535
Hong Kong	—	846,426	42,512	888,938
Hungary	—	45,550,115	—	45,550,115
India	162,228,499	3,837,460,334	21,018	3,999,709,851
Indonesia	19,288,986	518,687,923	537,688	538,514,597
Malaysia	—	445,541,568	508,437	446,050,005
Mexico	629,762,789	2,875,555	22,072	632,660,416
Peru	23,595,101	607	—	23,595,708
Philippines	5,087,178	217,518,532	765	222,606,475
Poland	—	196,049,991	—	196,049,991
Qatar	—	165,766,521	—	165,766,521
Saudi Arabia	1,334,915	1,000,122,699	—	1,001,457,614
South Africa	130,445,366	985,309,071	—	1,115,754,437
South Korea	62,311,368	3,619,399,630	922,282	3,682,633,280
Switzerland	—	44,552	—	44,552
Taiwan	352,087,466	4,188,538,143	171,826	4,540,797,435
Thailand	673,037,108	13,989,328	—	687,026,436
Turkey	7,285,019	122,544,019	—	129,829,038
United Arab Emirates	—	243,843,961	—	243,843,961
United Kingdom	—	569,678	—	569,678
United States	6,972,505	—	—	6,972,505
Preferred Stocks
Brazil	292,261,004	286,550	—	292,547,554
Chile	—	2,404,662	—	2,404,662
Colombia	9,261,260	—	—	9,261,260
Philippines	—	1,023,863	—	1,023,863
South Korea	—	230,548	—	230,548
Taiwan	—	856,380	—	856,380
Thailand	892,824	—	—	892,824
Rights/Warrants
Hong Kong	—	19,448	—	19,448
India	—	2,258	—	2,258
Malaysia	—	36,448	—	36,448
Philippines	—	118,645	—	118,645

63

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Saudi Arabia	—	$41,664	—	$41,664
South Korea	—	60,894	—	60,894
Taiwan	—	3,602	—	3,602
Thailand	—	430,646	—	430,646
Turkey	—	65,041	—	65,041
Securities Lending Collateral	—	449,261,574	—	449,261,574
Futures Contracts**	$(5,916,501)	—	—	(5,916,501)

TOTAL	$4,319,447,536	$22,789,251,590	$10,956,778^	$27,119,655,904

**	Valued at the unrealized appreciation/(depreciation) on the investment.
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

64

EMERGING MARKETS TARGETED VALUE PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2022

(Unaudited)

			Percentage
	Shares	Value»	of Net Assets‡
COMMON STOCKS — (98.9%)
BRAZIL — (3.8%)
Rumo SA	166,828	$552,387	0.3%
Vibra Energia SA	158,205	675,834	0.3%
Other Securities		6,718,512	3.2%

TOTAL BRAZIL		7,946,733	3.8%

CHILE — (0.4%)
Other Securities		820,231	0.4%

CHINA — (23.2%)
China Conch Venture Holdings Ltd.	201,500	523,250	0.3%
China Gas Holdings Ltd.	438,400	534,395	0.3%
China National Building Material Co. Ltd., Class H	900,000	1,197,730	0.6%
Country Garden Holdings Co. Ltd.	746,000	515,991	0.3%
Geely Automobile Holdings Ltd.	738,000	1,141,087	0.6%
Kingboard Holdings Ltd.	119,500	538,003	0.3%
PICC Property & Casualty Co. Ltd., Class H	480,000	490,953	0.3%
Sinopharm Group Co. Ltd., Class H	238,400	548,601	0.3%
* Trip.com Group Ltd.	38,450	907,944	0.5%
Wharf Holdings Ltd.	220,000	644,578	0.3%
Yankuang Energy Group Co. Ltd., Class H	188,000	530,379	0.3%
Other Securities		41,183,842	19.1%

TOTAL CHINA		48,756,753	23.2%

COLOMBIA — (0.1%)
Other Securities		155,535	0.1%

GREECE — (0.3%)
Other Securities		706,408	0.3%

HONG KONG — (0.0%)
Other Security		196	0.0%

INDIA — (16.1%)
* Adani Transmission Ltd.	25,846	931,120	0.5%
Cipla Ltd.	57,177	728,863	0.4%
Dr Reddy’s Laboratories Ltd., ADR	9,378	503,411	0.3%
IndusInd Bank Ltd.	46,184	583,554	0.3%
Tata Consumer Products Ltd.	71,059	761,955	0.4%
* Tata Motors Ltd.	89,794	507,384	0.3%
UPL Ltd.	64,350	691,324	0.3%
Other Securities		29,197,877	13.6%

TOTAL INDIA		33,905,488	16.1%

INDONESIA — (2.0%)
Other Securities		4,135,295	2.0%

MALAYSIA — (1.8%)
Other Securities		3,751,974	1.8%

65

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

			Percentage
	Shares	Value»	of Net Assets‡
MEXICO — (2.2%)
Grupo Televisa SAB	344,679	$639,987	0.3%
Other Securities		3,881,080	1.8%

TOTAL MEXICO		4,521,067	2.1%

PHILIPPINES — (0.7%)
Other Securities		1,437,224	0.7%

POLAND — (1.0%)
Other Securities		2,075,562	1.0%

QATAR — (0.8%)
Other Securities		1,777,906	0.8%

SAUDI ARABIA — (3.7%)
Bank Al-Jazira	68,755	574,689	0.3%
Etihad Etisalat Co.	63,225	726,012	0.4%
Sahara International Petrochemical Co.	54,473	815,989	0.4%
Saudi Investment Bank (The)	89,797	548,287	0.3%
* Saudi Kayan Petrochemical Co.	117,934	580,914	0.3%
Other Securities		4,483,349	2.0%

TOTAL SAUDI ARABIA		7,729,240	3.7%

SOUTH AFRICA — (4.3%)
Aspen Pharmacare Holdings Ltd.	54,209	580,031	0.3%
* Discovery Ltd.	54,782	525,997	0.3%
Exxaro Resources Ltd.	38,418	549,000	0.3%
Nedbank Group Ltd.	67,053	936,353	0.4%
Old Mutual Ltd.	667,710	535,669	0.3%
Other Securities		5,819,581	2.7%

TOTAL SOUTH AFRICA		8,946,631	4.3%

SOUTH KOREA — (16.0%)
Hyundai Steel Co.	14,635	497,324	0.3%
* Korean Air Lines Co. Ltd.	21,582	508,534	0.3%
Samsung Fire & Marine Insurance Co. Ltd.	4,546	753,536	0.4%
Other Securities		31,885,134	15.0%

TOTAL SOUTH KOREA		33,644,528	16.0%

TAIWAN — (18.1%)
Asia Cement Corp.	340,000	552,510	0.3%
# AU Optronics Corp.	1,219,000	696,279	0.3%
Catcher Technology Co. Ltd.	101,000	494,223	0.3%
China Development Financial Holding Corp.	1,875,559	1,131,041	0.6%
# Innolux Corp.	1,404,000	639,332	0.3%
Lite-On Technology Corp.	294,000	644,155	0.3%
Pegatron Corp.	280,000	663,356	0.3%
Ruentex Development Co. Ltd.	231,000	604,590	0.3%
Shanghai Commercial & Savings Bank Ltd.	463,000	763,791	0.4%
# Shin Kong Financial Holding Co. Ltd.	1,923,698	636,096	0.3%
SinoPac Financial Holdings Co. Ltd.	1,542,000	949,599	0.5%
Synnex Technology International Corp.	197,000	512,731	0.3%
Taishin Financial Holding Co. Ltd.	1,583,166	1,035,567	0.5%
Walsin Lihwa Corp.	409,000	609,477	0.3%

66

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

			Percentage
	Shares	Value»	of Net Assets‡
TAIWAN — (Continued)
Other Securities		$28,078,310	13.1%

TOTAL TAIWAN		38,011,057	18.1%

THAILAND — (2.6%)
Other Securities		5,458,761	2.6%

TURKEY — (0.6%)
Other Securities		1,221,221	0.6%

UNITED ARAB EMIRATES — (1.2%)
Aldar Properties PJSC	379,062	580,798	0.3%
Emaar Properties PJSC	451,192	778,239	0.4%
Other Securities		1,258,728	0.5%

TOTAL UNITED ARAB EMIRATES		2,617,765	1.2%

TOTAL COMMON STOCKS		207,619,575	98.8%

PREFERRED STOCKS — (0.4%)
BRAZIL — (0.3%)
Other Securities		646,622	0.3%

COLOMBIA — (0.0%)
Other Security		81,185	0.0%

PHILIPPINES — (0.0%)
Other Security		18,213	0.0%

SOUTH KOREA — (0.0%)
Other Security		13,431	0.0%

TAIWAN — (0.0%)
Other Security		52,372	0.0%

THAILAND — (0.1%)
Other Security		97,621	0.1%

TOTAL PREFERRED STOCKS		909,444	0.4%

RIGHTS/WARRANTS — (0.0%)
BRAZIL — (0.0%)
Other Security		27	0.0%

MALAYSIA — (0.0%)
Other Security		1,069	0.0%

PHILIPPINES — (0.0%)
Other Security		3,007	0.0%

THAILAND — (0.0%)
Other Securities		1,024	0.0%

67

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

			Percentage
	Shares	Value»	of Net Assets‡
TURKEY — (0.0%)
Other Security		$3,220	0.0%

TOTAL RIGHTS/WARRANTS		8,347	0.0%

TOTAL INVESTMENT SECURITIES (Cost $186,551,716)		208,537,366

		Value†
SECURITIES LENDING COLLATERAL — (0.7%)
@§ The DFA Short Term Investment Fund	124,867	1,444,342	0.7%

TOTAL INVESTMENTS — (100.0%) (Cost $187,996,064)		$209,981,708	99.9%

As of April 30, 2022, Emerging Markets Targeted Value Portfolio had entered into the following outstanding futures contracts:

					Unrealized
	Number of	Expiration	Notional	Market	Appreciation
Description	Contracts	Date	Value	Value	(Depreciation)
Long Position Contracts:
S&P 500® Emini Index	7	06/17/22	$1,485,838	$1,444,625	$(41,213)

Total Futures Contracts			$1,485,838	$1,444,625	$(41,213)

Summary of the Portfolio’s investments as of April 30, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$7,890,738	$55,995	—	$7,946,733
Chile	—	820,231	—	820,231
China	2,557,408	46,117,115	$82,230	48,756,753
Colombia	155,535	—	—	155,535
Greece	—	706,408	—	706,408
Hong Kong	196	—	—	196
India	526,557	33,378,931	—	33,905,488
Indonesia	—	4,128,168	7,127	4,135,295
Malaysia	—	3,740,029	11,945	3,751,974
Mexico	4,280,084	240,983	—	4,521,067
Philippines	—	1,437,224	—	1,437,224
Poland	—	2,075,562	—	2,075,562
Qatar	—	1,777,906	—	1,777,906
Saudi Arabia	10,354	7,718,886	—	7,729,240
South Africa	506,485	8,440,146	—	8,946,631
South Korea	—	33,634,966	9,562	33,644,528
Taiwan	—	38,009,851	1,206	38,011,057
Thailand	5,425,477	33,284	—	5,458,761
Turkey	—	1,221,221	—	1,221,221
United Arab Emirates	—	2,617,765	—	2,617,765

68

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Preferred Stocks
Brazil	$646,622	—	—	$646,622
Colombia	81,185	—	—	81,185
Philippines	—	$18,213	—	18,213
South Korea	—	13,431	—	13,431
Taiwan	—	52,372	—	52,372
Thailand	97,621	—	—	97,621
Rights/Warrants
Brazil	—	27	—	27
Malaysia	—	1,069	—	1,069
Philippines	—	3,007	—	3,007
Thailand	—	1,024	—	1,024
Turkey	—	3,220	—	3,220
Securities Lending Collateral	—	1,444,342	—	1,444,342
Futures Contracts**	(41,213)	—	—	(41,213)

TOTAL	$22,137,049	$187,691,376	$112,070^	$209,940,495

**	Valued at the unrealized appreciation/(depreciation) on the investment.
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

69

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2022

(Unaudited)

			Percentage
	Shares	Value»	of Net Assets‡
COMMON STOCKS — (98.8%)
BRAZIL — (6.5%)
Petroleo Brasileiro SA, Sponsored ADR	146,213	$1,794,034	0.5%
Petroleo Brasileiro SA, Sponsored ADR	118,980	1,614,559	0.5%
Vale SA	24,700	416,117	0.1%
Vale SA, Sponsored ADR	261,914	4,423,727	1.2%
Other Securities		14,978,491	4.1%

TOTAL BRAZIL		23,226,928	6.4%

CHILE — (0.6%)
Other Securities		2,162,601	0.6%

COLOMBIA — (0.2%)
Other Securities		799,317	0.2%

CZECH REPUBLIC — (0.2%)
Other Securities		513,726	0.1%

EGYPT — (0.0%)
Other Security		98,672	0.0%

GREECE — (0.4%)
Other Securities		1,548,086	0.4%

HUNGARY — (0.2%)
Other Securities		691,042	0.2%

INDIA — (22.0%)
* Axis Bank Ltd.	156,078	1,474,103	0.4%
* Bharti Airtel Ltd.	183,397	1,761,310	0.5%
HCL Technologies Ltd.	67,226	947,318	0.3%
HDFC Bank Ltd.	75,351	1,348,343	0.4%
Hindalco Industries Ltd.	149,927	934,857	0.3%
Hindustan Unilever Ltd.	25,240	736,645	0.2%
Housing Development Finance Corp. Ltd.	38,865	1,119,973	0.3%
ICICI Bank Ltd., Sponsored ADR	64,733	1,232,516	0.4%
Infosys Ltd.	89,980	1,824,164	0.5%
Infosys Ltd., Sponsored ADR	139,183	2,765,566	0.8%
JSW Steel Ltd.	81,941	770,271	0.2%
Kotak Mahindra Bank Ltd.	45,782	1,061,098	0.3%
Mahindra & Mahindra Ltd.	65,212	782,867	0.2%
Reliance Industries Ltd.	69,549	2,528,463	0.7%
Tata Consultancy Services Ltd.	37,152	1,712,901	0.5%
* Tata Motors Ltd., Sponsored ADR	30,552	861,872	0.3%
Tata Steel Ltd.	83,800	1,374,789	0.4%
Other Securities		55,735,153	15.1%

TOTAL INDIA		78,972,209	21.8%

INDONESIA — (2.9%)
Bank Central Asia Tbk PT	2,276,000	1,276,544	0.4%

70

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

			Percentage
	Shares	Value»	of Net Assets‡
INDONESIA — (Continued)
Other Securities		$9,249,077	2.5%

TOTAL INDONESIA		10,525,621	2.9%

MALAYSIA — (2.1%)
Other Securities		7,542,699	2.1%

MEXICO — (2.5%)
America Movil SAB de CV, Sponsored ADR, Class L	82,174	1,596,641	0.4%
Other Securities		7,523,903	2.1%

TOTAL MEXICO		9,120,544	2.5%

PERU — (0.1%)
Other Securities		154,013	0.1%

PHILIPPINES — (1.0%)
Other Securities		3,566,692	1.0%

POLAND — (1.0%)
Other Securities		3,603,452	1.0%

QATAR — (1.5%)
Qatar National Bank QPSC	251,260	1,602,534	0.5%
Other Securities		3,647,197	1.0%

TOTAL QATAR.		5,249,731	1.5%

SAUDI ARABIA — (4.8%)
Al Rajhi Bank	44,690	2,093,554	0.6%
Saudi Basic Industries Corp.	34,919	1,209,652	0.4%
Saudi National Bank	65,856	1,380,329	0.4%
Saudi Telecom Co.	31,012	953,636	0.3%
Other Securities		11,667,435	3.1%

TOTAL SAUDI ARABIA		17,304,606	4.8%

SOUTH AFRICA — (5.0%)
Impala Platinum Holdings Ltd.	82,879	1,072,074	0.3%
MTN Group Ltd.	116,098	1,231,335	0.3%
Sibanye Stillwater Ltd., ADR	55,529	762,968	0.2%
Standard Bank Group Ltd.	76,066	806,110	0.2%
Other Securities		14,157,764	4.0%

TOTAL SOUTH AFRICA		18,030,251	5.0%

SOUTH KOREA — (18.8%)
Hana Financial Group, Inc.	22,773	845,487	0.3%
KB Financial Group, Inc.	29,124	1,354,967	0.4%
Kia Corp.	11,578	759,404	0.2%
LG Chem Ltd.	2,344	960,020	0.3%
POSCO Holdings, Inc.	5,068	1,157,160	0.3%
Samsung Electronics Co. Ltd.	274,628	14,635,900	4.1%
Samsung Electronics Co. Ltd., GDR	337	446,020	0.1%
Shinhan Financial Group Co. Ltd.	32,932	1,094,153	0.3%
SK Hynix, Inc.	43,444	3,806,915	1.1%

71

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

			Percentage
	Shares	Value»	of Net Assets‡
SOUTH KOREA — (Continued)
Other Securities		$42,594,167	11.6%

TOTAL SOUTH KOREA		67,654,193	18.7%

TAIWAN — (23.2%)
ASE Technology Holding Co. Ltd.	308,000	982,631	0.3%
Evergreen Marine Corp. Taiwan Ltd.	183,000	879,669	0.3%
Fubon Financial Holding Co. Ltd.	466,000	1,170,087	0.3%
Hon Hai Precision Industry Co. Ltd.	434,000	1,486,918	0.4%
MediaTek, Inc.	38,000	1,047,583	0.3%
Realtek Semiconductor Corp.	58,000	787,032	0.2%
Taiwan Semiconductor Manufacturing Co. Ltd.	1,006,000	18,191,140	5.0%
Other Securities		58,775,007	16.2%

TOTAL TAIWAN		83,320,067	23.0%

THAILAND — (3.5%)
PTT PCL	809,300	886,095	0.3%
Other Securities		11,709,107	3.2%

TOTAL THAILAND		12,595,202	3.5%

TURKEY — (0.8%)
Other Securities		2,727,513	0.8%

UNITED ARAB EMIRATES — (1.5%)
Emirates Telecommunications Group Co. PJSC	123,908	1,185,150	0.3%
Other Securities		4,232,486	1.2%

TOTAL UNITED ARAB EMIRATES		5,417,636	1.5%

TOTAL COMMON STOCKS		354,824,801	98.1%

PREFERRED STOCKS — (0.9%)
BRAZIL — (0.9%)
Banco Bradesco SA	216,590	787,688	0.2%
Itau Unibanco Holding SA	174,900	844,439	0.3%
Other Securities		1,663,730	0.4%

TOTAL BRAZIL		3,295,857	0.9%

COLOMBIA — (0.0%)
Other Security		40,708	0.0%

TOTAL PREFERRED STOCKS		3,336,565	0.9%

RIGHTS/WARRANTS — (0.0%)
INDIA — (0.0%)
Other Security		949	0.0%

MALAYSIA — (0.0%)
Other Security		836	0.0%

PHILIPPINES — (0.0%)
Other Security		1,587	0.0%

72

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

			Percentage
	Shares	Value»	of Net Assets‡
SOUTH KOREA — (0.0%)
Other Security		$1,007	0.0%

TAIWAN — (0.0%)
Other Securities		247	0.0%

THAILAND — (0.0%)
Other Securities		6,416	0.0%

TURKEY — (0.0%)
Other Security		2,042	0.0%

TOTAL RIGHTS/WARRANTS		13,084	0.0%

TOTAL INVESTMENT SECURITIES (Cost $385,274,558)		358,174,450

		Value†
SECURITIES LENDING COLLATERAL — (0.3%)
@§ The DFA Short Term Investment Fund	103,725	1,199,787	0.3%

TOTAL INVESTMENTS — (100.0%) (Cost $386,474,364)		$359,374,237	99.3%

As of April 30, 2022, Emerging Markets ex China Core Equity Portfolio had entered into the following outstanding futures contracts:

					Unrealized
	Number of	Expiration	Notional	Market	Appreciation
Description	Contracts	Date	Value	Value	(Depreciation)
Long Position Contracts:
S&P 500® Emini Index	6	06/17/22	$1,315,764	$1,238,250	$(77,514)

Total Futures Contracts			$1,315,764	$1,238,250	$(77,514)

Summary of the Portfolio’s investments as of April 30, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$23,168,963	$57,965	—	$23,226,928
Chile	754,373	1,408,228	—	2,162,601
Colombia	799,317	—	—	799,317
Czech Republic	—	513,726	—	513,726
Egypt	98,672	—	—	98,672
Greece	—	1,548,086	—	1,548,086
Hungary	—	691,042	—	691,042
India	6,489,070	72,483,139	—	78,972,209
Indonesia	—	10,525,621	—	10,525,621
Malaysia	—	7,542,699	—	7,542,699
Mexico	9,120,544	—	—	9,120,544
Peru	154,013	—	—	154,013
Philippines	—	3,566,692	—	3,566,692
Poland	—	3,603,452	—	3,603,452

73

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Qatar	—	$5,249,731	—	$5,249,731
Saudi Arabia	$11,255	17,293,351	—	17,304,606
South Africa	2,111,909	15,918,342	—	18,030,251
South Korea	623,247	67,030,946	—	67,654,193
Taiwan	1,015,968	82,304,099	—	83,320,067
Thailand	12,269,990	325,212	—	12,595,202
Turkey	63,476	2,664,037	—	2,727,513
United Arab Emirates	—	5,417,636	—	5,417,636
Preferred Stocks
Brazil	3,274,433	21,424	—	3,295,857
Colombia	40,708	—	—	40,708
Rights/Warrants
India	—	949	—	949
Malaysia	—	836	—	836
Philippines	—	1,587	—	1,587
South Korea	—	1,007	—	1,007
Taiwan	—	247	—	247
Thailand	—	6,416	—	6,416
Turkey	—	2,042	—	2,042
Securities Lending Collateral	—	1,199,787	—	1,199,787
Futures Contracts**	(77,514)	—	—	(77,514)

TOTAL	$59,918,424	$299,378,299	—	$359,296,723

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

74

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2022

(Unaudited)

(Amounts in thousands, except share and per share amounts)

	Large Cap International Portfolio*	International Core Equity Portfolio*	Global Small Company Portfolio	International Small Company Portfolio
ASSETS:
Investments in Affiliated Investment Companies at Value	—	—	$87,985	$11,018,399
Investment Securities at Value (including $459,793, $2,514,207, $0 and $0 of securities on loan, respectively)	$5,323,115	$30,647,463	—	—
Temporary Cash Investments at Value & Cost	—	—	—	109,956
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $458,991, $2,376,104, $0 and $0, respectively)	459,012	2,376,313	—	—
Segregated Cash for Futures Contracts	2,912	16,094	—	5,298
Foreign Currencies at Value	40,351	295,292	—	—
Cash	18,619	69,024	57	—
Receivables:
Investment Securities Sold	2,118	18,184	—	—
Dividends, Interest and Tax Reclaims	31,790	191,335	—	19
Securities Lending Income	281	2,145	—	—
Fund Shares Sold	5,763	21,289	1	10,662
Unrealized Gain on Foreign Currency Contracts	—	7	—	—
Prepaid Expenses and Other Assets	49	307	13	136

Total Assets	5,884,010	33,637,453	88,056	11,144,470

LIABILITIES:
Payables:
Upon Return of Securities Loaned	459,073	2,376,675	—	—
Investment Securities Purchased	435	46,627	11	—
Fund Shares Redeemed	3,025	37,990	1	4,696
Due to Advisor	651	5,345	10	2,386
Futures Margin Variation	2,244	11,209	—	3,690
Unrealized Loss on Foreign Currency Contracts	1	25	—	—
Accrued Expenses and Other Liabilities	600	2,541	6	383

Total Liabilities	466,029	2,480,412	28	11,155

NET ASSETS	$5,417,981	$31,157,041	$88,028	$11,133,315

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $5,417,981; $31,157,041; $88,028 and $11,133,315 and shares outstanding of 222,642,197, 2,170,496,906, 6,639,471 and 589,196,404, respectively	$24.33	$14.35	$13.26	$18.90

NUMBER OF SHARES AUTHORIZED	1,500,000,000	7,000,000,000	100,000,000	3,000,000,000

Investments in Affiliated Investment Companies at Cost	$—	$—	$82,502	N/A

Investment Securities at Cost	$3,990,565	$26,022,132	N/A	N/A

Foreign Currencies at Cost	$41,364	$304,140	$—	$—

NET ASSETS CONSIST OF:
Paid-In Capital	$4,488,638	$27,332,928	$80,151	$10,101,202
Total Distributable Earnings (Loss)	929,343	3,824,113	7,877	1,032,113

NET ASSETS	$5,417,981	$31,157,041	$88,028	$11,133,315

*	See Note K in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

75

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2022

(Unaudited)

(Amounts in thousands, except share and per share amounts)

	Japanese Small Company Portfolio	Asia Pacific Small Company Portfolio	United Kingdom Small Company Portfolio	Continental Small Company Portfolio
ASSETS:
Investments in Affiliated Investment Companies at Value	$308,407	$340,210	$24,366	$786,293
Receivables:
Fund Shares Sold	11	15	—	13
Prepaid Expenses and Other Assets	14	12	11	14

Total Assets	308,432	340,237	24,377	786,320

LIABILITIES:
Payables:
Fund Shares Redeemed	7	7	3	16
Due to Advisor	66	74	6	168
Accrued Expenses and Other Liabilities	35	37	8	67

Total Liabilities	108	118	17	251

NET ASSETS	$308,324	$340,119	$24,360	$786,069

NET ASSET VALUE, OFFERING AND REDEMPTION
PRICE PER SHARE:
Institutional Class Shares — based on net assets of $308,324; $340,119; $24,360 and $786,069 and shares outstanding of 15,262,880, 15,718,909, 978,007 and 27,140,290, respectively	$20.20	$21.64	$24.91	$28.96

NUMBER OF SHARES AUTHORIZED	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000

NET ASSETS CONSIST OF:
Paid-In Capital	$303,467	$329,796	$26,743	$697,810
Total Distributable Earnings (Loss)	4,857	10,323	(2,383)	88,259

NET ASSETS	$308,324	$340,119	$24,360	$786,069

See accompanying Notes to Financial Statements.

76

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2022

(Unaudited)

(Amounts in thousands, except share and per share amounts)

	DFA International Real Estate Securities Portfolio*	DFA Global Real Estate Securities Portfolio*	DFA International Small Cap Value Portfolio*	International Vector Equity Portfolio*
ASSETS:
Investments in Affiliated Investment Companies at Value	—	$3,992,851	—	—
Investment Securities at Value (including $317,581, $82,001, $591,903 and $267,626 of securities on loan, respectively)	$5,525,580	5,959,271	$11,299,500	$3,283,957
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $321,983, $83,985, $518,559 and $243,420, respectively)	321,972	83,987	518,625	243,451
Segregated Cash for Futures Contracts	2,464	—	10,521	1,647
Foreign Currencies at Value	29,241	—	168,329	19,188
Cash	31,211	13,594	13,281	20,551
Receivables:
Investment Securities Sold	2,876	—	22,527	6,403
Dividends, Interest and Tax Reclaims	30,342	3,272	89,239	21,105
Securities Lending Income	279	23	488	293
Fund Shares Sold	2,635	6,548	5,894	2,228
Unrealized Gain on Foreign Currency Contracts	—	—	—	8
Prepaid Expenses and Other Assets	30	113	85	64

Total Assets	5,946,630	10,059,659	12,128,489	3,598,895

LIABILITIES:
Payables:
Upon Return of Securities Loaned	322,195	83,989	518,623	243,461
Investment Securities Purchased	6,467	2,218	9,716	7,274
Fund Shares Redeemed	1,378	6,742	5,321	2,961
Due to Advisor	1,154	930	3,854	856
Futures Margin Variation	1,716	—	6,662	1,041
Unrealized Loss on Foreign Currency Contracts	15	—	—	—
Accrued Expenses and Other Liabilities	501	374	1,210	394

Total Liabilities	333,426	94,253	545,386	255,987

NET ASSETS	$5,613,204	$9,965,406	$11,583,103	$3,342,908

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $5,613,204; $9,965,406; $11,583,103 and $3,342,908 and shares outstanding of 1,305,732,744, 814,024,792, 585,250,188 and 267,469,194, respectively	$4.30	$12.24	$19.79	$12.50

NUMBER OF SHARES AUTHORIZED	4,000,000,000	3,000,000,000	4,600,000,000	1,500,000,000

Investments in Affiliated Investment Companies at Cost	$—	$3,977,270	$—	$—

Investment Securities at Cost	$5,217,111	$4,375,248	$10,671,899	$2,850,696

Foreign Currencies at Cost	$30,183	$—	$173,229	$19,813

NET ASSETS CONSIST OF:
Paid-In Capital	$6,613,835	$8,251,155	$10,493,035	$2,814,233
Total Distributable Earnings (Loss)	(1,000,631)	1,714,251	1,090,068	528,675

NET ASSETS	$5,613,204	$9,965,406	$11,583,103	$3,342,908

*	See Note K in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

77

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2022

(Unaudited)

(Amounts in thousands, except share and per share amounts)

	International High Relative Profitability Portfolio*	World ex U.S. Value Portfolio	World ex U.S. Core Equity Portfolio*
ASSETS:
Investments in Affiliated Investment Companies at Value	—	$200,976	—
Investment Securities at Value (including $139,039, $0 and $243,113 of securities on loan, respectively)	$2,030,862	—	$3,596,086
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $140,330, $0 and $199,814, respectively)	140,331	—	199,837
Segregated Cash for Futures Contracts	—	—	1,646
Foreign Currencies at Value	2,283	—	30,187
Cash	—	53	8,119
Receivables:
Investment Securities Sold	—	—	6,294
Dividends, Interest and Tax Reclaims	9,134	—	18,078
Securities Lending Income	66	—	297
Fund Shares Sold	1,587	9	4,083
Prepaid Expenses and Other Assets	49	13	33

Total Assets	2,184,312	201,051	3,864,660

LIABILITIES:
Payables:
Due to Custodian	40	—	—
Upon Return of Securities Loaned	140,348	—	199,879
Investment Securities Purchased	—	—	5,869
Fund Shares Redeemed	3,175	76	2,024
Due to Advisor	451	23	781
Line of Credit	12	—	—
Futures Margin Variation	—	—	1,147
Deferred Taxes Payable	—	—	7,198
Accrued Expenses and Other Liabilities	134	23	739

Total Liabilities	144,160	122	217,637

NET ASSETS.	$2,040,152	$200,929	$3,647,023

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $2,040,152; $200,929 and $3,647,023 and shares outstanding of 172,228,842, 16,928,904 and 295,331,820, respectively	$11.85	$11.87	$12.35

NUMBER OF SHARES AUTHORIZED	500,000,000	1,000,000,000	1,500,000,000

Investments in Affiliated Investment Companies at Cost	$—	$174,166	$—

Investment Securities at Cost	$1,854,981	N/A	$3,107,583

Foreign Currencies at Cost	$2,298	$—	$30,882

NET ASSETS CONSIST OF:
Paid-In Capital	$1,852,801	$180,194	$3,182,915
Total Distributable Earnings (Loss)	187,351	20,735	464,108

NET ASSETS	$2,040,152	$200,929	$3,647,023

*	See Note K in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

78

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2022

(Unaudited)

(Amounts in thousands, except share and per share amounts)

	World Core Equity Portfolio	Selectively Hedged Global Equity Portfolio	Emerging Markets Portfolio	Emerging Markets Small Cap Portfolio
ASSETS:
Investments in Affiliated Investment Companies at Value	$993,353	$295,089	$4,967,414	$4,399,066
Temporary Cash Investments at Value & Cost	487	—	—	—
Segregated Cash for Futures Contracts	—	168	—	—
Cash	—	2,024	—	—
Receivables:
Investment Securities/Affiliated Investment Companies Sold	—	651	—	—
Fund Shares Sold	249	68	8,446	2,435
Unrealized Gain on Forward Currency Contracts	—	730	—	—
Prepaid Expenses and Other Assets	18	12	74	32

Total Assets	994,107	298,742	4,975,934	4,401,533

LIABILITIES:
Payables:
Fund Shares Redeemed	174	308	9,829	1,373
Due to Advisor	34	11	837	1,221
Futures Margin Variation	—	117	—	—
Unrealized Loss on Forward Currency Contracts	—	129	—	—
Accrued Expenses and Other Liabilities	25	28	281	440

Total Liabilities	233	593	10,947	3,034

NET ASSETS	$993,874	$298,149	$4,964,987	$4,398,499

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $993,874; $298,149; $4,964,987 and $4,398,499 and shares outstanding of 49,421,316, 15,397,065, 173,235,390 and 194,625,499, respectively	$20.11	$19.36	$28.66	$22.60

NUMBER OF SHARES AUTHORIZED	1,000,000,000	1,000,000,000	1,500,000,000	1,500,000,000

Investments in Affiliated Investment Companies at Cost	$711,415	$182,823	N/A	N/A

NET ASSETS CONSIST OF:
Paid-In Capital	$719,702	$176,453	$3,099,475	$3,803,702
Total Distributable Earnings (Loss)	274,172	121,696	1,865,512	594,797

NET ASSETS	$993,874	$298,149	$4,964,987	$4,398,499

See accompanying Notes to Financial Statements.

79

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2022

(Unaudited)

(Amounts in thousands, except share and per share amounts)

	Emerging Markets Value Portfolio	Emerging Markets Core Equity Portfolio*	Emerging Markets Targeted Value Portfolio*	Emerging Markets ex China Core Equity Portfolio*
ASSETS:
Investments in Affiliated Investment Companies at Value	$11,925,822	—	—	—
Investment Securities at Value (including $0, $1,518,258, $7,128 and $1,308 of securities on loan, respectively)	—	$26,676,311	$208,538	$358,174
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $0, $449,227, $1,444 and $1,200, respectively)	—	449,262	1,444	1,200
Segregated Cash for Futures Contracts	—	12,275	79	—
Foreign Currencies at Value	—	227,072	836	1,056
Cash	—	125,469	2,002	2,926
Receivables:
Investment Securities/Affiliated Investment Companies Sold	—	8,287	134	92
Dividends and Interest	—	71,865	384	1,048
Securities Lending Income	—	3,474	24	7
Fund Shares Sold	27,019	29,823	335	167
Prepaid Expenses and Other Assets	86	252	15	24

Total Assets	11,952,927	27,604,090	213,791	364,694

LIABILITIES:
Payables:
Upon Return of Securities Loaned	—	449,356	1,446	1,200
Investment Securities/Affiliated Investment Companies Purchased	—	93,239	604	1,259
Fund Shares Redeemed	6,549	22,819	162	109
Due to Advisor	2,858	7,554	93	106
Futures Margin Variation	—	6,106	47	77
Unrealized Loss on Foreign Currency Contracts	—	—	—	1
Deferred Taxes Payable	—	171,774	1,218	—
Accrued Expenses and Other Liabilities	839	4,881	93	3

Total Liabilities	10,246	755,729	3,663	2,755

NET ASSETS	$11,942,681	$26,848,361	$210,128	$361,939

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Class R2 Shares — based on net assets of $14,307; $0; $0 and $0 and shares outstanding of 485,188, 0, 0 and 0, respectively	$29.48	N/A	N/A	N/A

NUMBER OF SHARES AUTHORIZED	200,000,000	N/A	N/A	N/A

Institutional Class Shares — based on net assets of $11,928,375; $26,848,361; $210,128 and $361,939 and shares outstanding of 401,882,565, 1,182,135,180, 18,930,740 and 38,929,215, respectively	$29.68	$22.71	$11.10	$9.30

NUMBER OF SHARES AUTHORIZED	3,000,000,000	5,000,000,000	500,000,000	500,000,000

Investment Securities at Cost	N/A	$20,427,227	$186,552	$385,274

Foreign Currencies at Cost	$—	$231,794	$839	$1,054

NET ASSETS CONSIST OF:
Paid-In Capital	$11,550,220	$22,761,824	$181,284	$388,208
Total Distributable Earnings (Loss)	392,461	4,086,537	28,844	(26,269)

NET ASSETS	$11,942,681	$26,848,361	$210,128	$361,939

*	See Note K in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

80

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2022

(Unaudited)

(Amounts in thousands)

	Large Cap International Portfolio#	International Core Equity Portfolio#	Global Small Company Portfolio*	International Small Company Portfolio*
Investment Income
Net Investment Income Allocated from Affiliated Investment Companies
Dividends (Net of Foreign Taxes Withheld of $0, $0, $53 and $17,057, respectively)	—	—	$486	$175,286
Income from Securities Lending	—	—	36	5,947
Expenses Allocated from Affiliated Investment Companies	—	—	(31)	(7,188)

Income Distributions Received from Affiliated Investment Companies	—	—	267	—

Total Net Investment Income Allocated and/or Distributions Received from Affiliated Investment Companies	—	—	758	174,045

Fund Investment Income
Dividends (Net of Foreign Taxes Withheld of $8,299, $46,800, $0 and $0, respectively)	$87,676	$515,730	—	—
Income from Securities Lending	816	7,800	—	—

Total Fund Investment Income	88,492	523,530	—	—

Fund Expenses
Investment Management Fees	4,069	33,360	184	17,672
Accounting & Transfer Agent Fees	397	2,372	9	871
Custodian Fees	247	1,433	—	—
Filing Fees	55	285	13	116
Shareholders’ Reports	124	488	4	314
Directors’/Trustees’ Fees & Expenses	(26)	(155)	(1)	(57)
Professional Fees	45	249	—	26
Previously Waived Fees Recovered by Advisor (Note C)	—	—	1	—
Other	100	538	1	40

Total Fund Expenses	5,011	38,570	211	18,982

Fees Waived, Expenses Reimbursed by Advisor (Note C)	—	—	111	—
Fees Paid Indirectly (Note C)	1	(19)	—	—

Net Expenses	5,010	38,589	100	18,982

Net Investment Income (Loss)	83,482	484,941	658	155,063

Realized and Unrealized Gain (Loss)
Capital Gain Distributions Received from Investment Securities	—	—	3,071	—
Net Realized Gain (Loss) on:
Investment Securities Sold**	(16,952)	461,393	—	—
Affiliated Investment Companies Shares Sold	(20)	(328)	(247)	—
Transactions Allocated from Affiliated Investment Company**	—	—	(174)	187,485
Futures	(2,209)	(9,787)	—	(1,311)
Foreign Currency Transactions	(1,071)	(7,250)	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(713,393)	(4,721,852)	—	—
Affiliated Investment Companies Shares	(10)	49	(9,329)	—
Transactions Allocated from Affiliated Investment Company	—	—	(5,376)	(2,185,731)
Futures	(5,513)	(17,509)	—	(10,484)
Translation of Foreign Currency-Denominated Amounts	(1,319)	(8,174)	—	—

Net Realized and Unrealized Gain (Loss)	(740,487)	(4,303,458)	(12,055)	(2,010,041)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(657,005)	$(3,818,517)	$(11,397)	$(1,854,978)

**	Net of foreign capital gain taxes withheld of $0, $0, $11 and $0, respectively.
*	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

81

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2022

(Unaudited)

(Amounts in thousands)

	Japanese Small Company Portfolio*	Asia Pacific Small Company Portfolio*	United Kingdom Small Company Portfolio*	Continental Small Company Portfolio*
Investment Income
Net Investment Income Allocated from Affiliated Investment Companies
Dividends (Net of Foreign Taxes Withheld of $573, $113, $3 and $1,456, respectively)	$5,141	$5,622	$687	$8,928
Interest	—	—	—	24
Income from Securities Lending	91	481	1	411
Expenses Allocated from Affiliated Investment Companies	(207)	(214)	(19)	(501)

Total Net Investment Income Allocated and/or Distributions Received from Affiliated Investment Companies	5,025	5,889	669	8,862

Fund Expenses
Investment Management Fees	669	680	67	1,625
Accounting & Transfer Agent Fees	36	39	4	85
Filing Fees	12	13	9	19
Shareholders’ Reports	8	7	4	11
Directors’/Trustees’ Fees & Expenses	(1)	(1)	—	(4)
Professional Fees	—	—	—	1
Previously Waived Fees Recovered by Advisor (Note C)	—	—	13	—
Other	1	1	—	3

Total Fund Expenses	725	739	97	1,740

Fees Waived, Expenses Reimbursed by Advisor (Note C)	174	178	17	424

Net Expenses	551	561	80	1,316

Net Investment Income (Loss)	4,474	5,328	589	7,546

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on: Transactions Allocated from Affiliated Investment Company**	6,887	18,476	(1,183)	8,197
Change in Unrealized Appreciation (Depreciation) of: Transactions Allocated from Affiliated Investment Company	(77,576)	(57,982)	(6,267)	(157,221)

Net Realized and Unrealized Gain (Loss)	(70,689)	(39,506)	(7,450)	(149,024)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(66,215)	$(34,178)	$(6,861)	$(141,478)

**	Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.
*	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

82

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2022

(Unaudited)

(Amounts in thousands)

	DFA International Real Estate Securities Portfolio#	DFA Global Real Estate Securities Portfolio#	DFA International Small Cap Value Portfolio#	International Vector Equity Portfolio#
Investment Income
Net Investment Income Allocated from Affiliated Investment Companies
Income Distributions Received from Affiliated Investment Companies	—	$285,879	—	—

Total Net Investment Income Allocated and/or Distributions Received from Affiliated Investment Companies	—	285,879	—	—

Fund Investment Income
Dividends (Net of Foreign Taxes Withheld of $12,695, $0, $17,573 and $5,248, respectively)	$104,906	86,334	$200,068	$55,641
Income from Securities Lending	1,328	88	2,029	1,106

Total Fund Investment Income	106,234	86,422	202,097	56,747

Fund Expenses
Investment Management Fees	7,048	10,339	26,374	5,915
Accounting & Transfer Agent Fees	213	743	858	323
Custodian Fees	333	18	733	224
Filing Fees	21	94	67	34
Shareholders’ Reports	101	252	301	73
Directors’/Trustees’ Fees & Expenses	(27)	(48)	(56)	(16)
Professional Fees	39	31	98	27
Previously Waived Fees Recovered by Advisor (Note C)	—	68	—	—
Other	69	48	203	63

Total Fund Expenses	7,797	11,545	28,578	6,643

Fees Waived, Expenses Reimbursed by Advisor (Note C)	—	4,541	—	—
Fees Paid Indirectly (Note C)	(1)	2	(4)	—

Net Expenses	7,798	7,002	28,582	6,643

Net Investment Income (Loss)	98,436	365,299	173,515	50,104

Realized and Unrealized Gain (Loss)
Capital Gain Distributions Received from Investment Securities	—	8,517	—	—
Net Realized Gain (Loss) on:
Investment Securities Sold**	(35,956)	36,470	595,096	105,126
Affiliated Investment Companies Shares Sold	(109)	162,321	(39)	(27)
Futures	1,002	471	(12,050)	(151)
Foreign Currency Transactions	(444)	—	(826)	(900)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(534,204)	(194,929)	(1,732,510)	(546,673)
Affiliated Investment Companies Shares	(40)	(746,928)	19	11
Futures	(4,634)	—	(13,114)	(2,282)
Translation of Foreign Currency-Denominated Amounts	(1,474)	—	(4,266)	(947)

Net Realized and Unrealized Gain (Loss)	(575,859)	(734,078)	(1,167,690)	(445,843)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(477,423)	$(368,779)	$(994,175)	$(395,739)

**	Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

83

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2022

(Unaudited)

(Amounts in thousands)

	International High Relative Profitability Portfolio#	World ex U.S. Value Portfolio*	World ex U.S. Core Equity Portfolio#
Investment Income
Net Investment Income Allocated from Affiliated Investment Companies
Dividends (Net of Foreign Taxes Withheld of $0, $408 and $0, respectively)	—	$4,406	—
Income from Securities Lending	—	70	—
Expenses Allocated from Affiliated Investment Companies	—	(239)	—

Income Distributions Received from Affiliated Investment Companies	—	565	—

Total Net Investment Income Allocated and/or Distributions Received from Affiliated Investment Companies	—	4,802	—

Fund Investment Income
Dividends (Net of Foreign Taxes Withheld of $2,929, $0 and $5,560, respectively)	$32,962	—	$55,019
Income from Securities Lending	291	—	1,342

Total Fund Investment Income	33,253	—	56,361

Fund Expenses
Investment Management Fees	2,766	494	4,890
Accounting & Transfer Agent Fees	206	12	306
Custodian Fees	88	20	402
Filing Fees	51	15	51
Shareholders’ Reports	26	7	82
Directors’/Trustees’ Fees & Expenses	(11)	(2)	(18)
Professional Fees	15	5	48
Other	35	1	77

Total Fund Expenses	3,176	552	5,838

Fees Waived, Expenses Reimbursed by Advisor (Note C)	—	262	—
Fees Paid Indirectly (Note C)	—	—	1

Net Expenses	3,176	290	5,837

Net Investment Income (Loss)	30,077	4,512	50,524

Realized and Unrealized Gain (Loss)
Capital Gain Distributions Received from Investment Securities	—	194	—
Net Realized Gain (Loss) on:
Investment Securities Sold**	(732)	—	83,247
Affiliated Investment Companies Shares Sold	(9)	677	(30)
Transactions Allocated from Affiliated Investment Company**	—	3,725	—
Futures	(423)	—	393
Foreign Currency Transactions	61	—	(674)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(315,269)	—	(522,096)
Affiliated Investment Companies Shares	(4)	(3,450)	—
Transactions Allocated from Affiliated Investment Company	—	(18,634)	—
Futures	—	—	(2,270)
Translation of Foreign Currency-Denominated Amounts	(410)	—	(739)

Net Realized and Unrealized Gain (Loss)	(316,786)	(17,488)	(442,169)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(286,709)	$(12,976)	$(391,645)

**	Net of foreign capital gain taxes withheld of $0, $48 and $23, respectively.
*	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

84

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2022

(Unaudited)

(Amounts in thousands)

	World Core Equity Portfolio	Selectively Hedged Global Equity Portfolio	Emerging Markets Portfolio*	Emerging Markets Small Cap Portfolio*
Investment Income
Net Investment Income Allocated from Affiliated Investment Companies
Dividends (Net of Foreign Taxes Withheld of $0, $0, $7,038 and $5,988, respectively)	—	—	$64,615	$39,703
Interest	—	—	22	76
Income from Securities Lending	—	—	2,173	9,586
Expenses Allocated from Affiliated Investment Companies	—	—	(4,187)	(6,352)

Income Distributions Received from Affiliated Investment Companies	$9,121	$2,793	—	—

Total Net Investment Income Allocated and/or Distributions Received from Affiliated Investment Companies	9,121	2,793	62,623	43,013

Fund Expenses
Investment Management Fees	1,185	394	8,336	12,638
Accounting & Transfer Agent Fees	82	34	371	320
Custodian Fees	—	1	—	—
Filing Fees	18	13	49	60
Shareholders’ Reports	13	11	141	117
Directors’/Trustees’ Fees & Expenses	(5)	(2)	(25)	(21)
Professional Fees	2	1	9	8
Previously Waived Fees Recovered by Advisor (Note C)	21	—	—	—
Other	5	2	18	16

Total Fund Expenses	1,321	454	8,899	13,138

Fees Waived, Expenses Reimbursed by Advisor (Note C)	931	327	2,875	4,861

Net Expenses	390	127	6,024	8,277

Net Investment Income (Loss)	8,731	2,666	56,599	34,736

Realized and Unrealized Gain (Loss)
Capital Gain Distributions Received from Affiliated Investment Companies	16,695	6,687	—	—
Net Realized Gain (Loss) on:
Affiliated Investment Companies Shares Sold	(2,378)	1,489	—	—
Transactions Allocated from Affiliated Investment Company**	—	—	122,342	117,172
Futures	—	(122)	—	—
Forward Currency Contracts	—	5,461	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	—	1	—	—
Affiliated Investment Companies Shares	(125,151)	(40,916)	—	—
Transactions Allocated from Affiliated Investment Company	—	—	(738,092)	(562,284)
Futures	—	(191)	—	—
Translation of Foreign Currency-Denominated Amounts	—	(1)	—	—
Forward Currency Contracts	—	254	—	—

Net Realized and Unrealized Gain (Loss)	(110,834)	(27,338)	(615,750)	(445,112)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(102,103)	$(24,672)	$(559,151)	$(410,376)

**	Net of foreign capital gain taxes withheld of $0, $0, $2,882 and $4,581, respectively.
*	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

85

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2022

(Unaudited)

(Amounts in thousands)

	Emerging Markets Value Portfolio*	Emerging Markets Core Equity Portfolio#	Emerging Markets Targeted Value Portfolio#	Emerging Markets ex China Core Equity Portfolio #
Investment Income
Net Investment Income Allocated from Affiliated Investment Companies
Dividends (Net of Foreign Taxes Withheld of $16,622, $0, $0 and $0, respectively)	$168,558	—	—	—
Interest	212	—	—	—
Income from Securities Lending	6,323	—	—	—
Expenses Allocated from Affiliated Investment Companies	(9,127)	—	—	—

Total Net Investment Income Allocated and/or Distributions Received from Affiliated Investment Companies	165,966	—	—	—

Fund Investment Income
Dividends (Net of Foreign Taxes Withheld of $0, $33,136, $337 and $576, respectively)	—	$322,193	$2,339	$4,575
Income from Securities Lending	—	19,589	115	12

Total Fund Investment Income	—	341,782	2,454	4,587

Fund Expenses
Investment Management Fees	25,290	46,886	564	525
Accounting & Transfer Agent Fees	625	1,924	25	25
Custodian Fees	—	5,243	74	64
Shareholder Servicing Fees
Class R2 Shares	18	—	—	—
Filing Fees	87	194	21	3
Shareholders’ Reports	234	541	8	17
Directors’/Trustees’ Fees & Expenses	(53)	(126)	—	(1)
Professional Fees	19	227	7	36
Other	42	659	—	9

Total Fund Expenses	26,262	55,548	699	678

Class R2 Shares	7	—	—	—
Institutional Class Shares	6,316	—	—	—
Fees Paid Indirectly (Note C)	—	(3)	—	—

Net Expenses	19,939	55,551	699	678

Net Investment Income (Loss)	146,027	286,231	1,755	3,909

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	—	200,057	10,215	(35)
Affiliated Investment Companies Shares Sold	—	(33)	(1)	—
Transactions Allocated from Affiliated Investment Company**	286,838	—	—	—
Futures	—	(11,549)	5	(268)
Foreign Currency Transactions	—	2,702	(34)	(375)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	—	(3,040,148)	(25,264)	(27,100)
Affiliated Investment Companies Shares	—	(42)	—	—
Transactions Allocated from Affiliated Investment Company	(897,538)	—	—	—
Futures	—	(13,971)	(95)	(77)
Translation of Foreign Currency-Denominated Amounts	—	(2,099)	(5)	(14)

Net Realized and Unrealized Gain (Loss)	(610,700)	(2,865,083)	(15,179)	(27,869)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(464,673)	$(2,578,852)	$(13,424)	$(23,960)

**	Net of foreign capital gain taxes withheld of $6,818, $104, $327 and $6, respectively.
The Portfolio commenced operations on November 15, 2021.
*	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

86

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Large Cap International Portfolio		International Core Equity Portfolio		Global Small Company Portfolio***
	Six Months	Year	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	Apr 30,	Oct 31,	Apr 30,	Oct 31,	Apr 30,	Oct 31,
	2022	2021	2022	2021	2022	2021
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$83,482	$152,804	$484,941	$828,078	$658	$1,172
Capital Gain Distributions Received from Investment Securities	—	—	—	—	3,071	—
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	(16,952)	88,328	461,393	210,041	—	—
Affiliated Investment Companies Shares Sold	(20)	(10)	(328)	(21)	(247)	336
Transactions Allocated from Affiliated Investment Company*,**	—	—	—	—	(174)	2,035
Futures	(2,209)	14,606	(9,787)	79,338	—	35
Foreign Currency Transactions	(1,071)	515	(7,250)	769	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(713,393)	1,375,966	(4,721,852)	8,427,366	—	—
Affiliated Investment Companies Shares	(10)	(9)	49	(71)	(9,329)	14,525
Transactions Allocated from Affiliated Investment Company	—	—	—	—	(5,376)	5,844
Futures	(5,513)	2,380	(17,509)	10,863	—	—
Translation of Foreign Currency-Denominated Amounts	(1,319)	(315)	(8,174)	(1,813)	—	—

Net Increase (Decrease) in Net Assets Resulting from Operations	(657,005)	1,634,265	(3,818,517)	9,554,550	(11,397)	23,947

Distributions:
Institutional Class Shares	(79,306)	(144,492)	(462,903)	(761,635)	(3,556)	(727)
Capital Share Transactions (1):
Shares Issued	755,250	711,780	3,265,039	5,674,163	9,120	44,864
Shares Issued in Lieu of Cash Distributions	73,628	134,111	444,641	732,468	3,556	727
Shares Redeemed	(706,767)	(1,003,971)	(2,900,802)	(5,535,524)	(9,326)	(12,748)

Net Increase (Decrease) from Capital Share Transactions	122,111	(158,080)	808,878	871,107	3,350	32,843

Total Increase (Decrease) in Net Assets	(614,200)	1,331,693	(3,472,542)	9,664,022	(11,603)	56,063
Net Assets
Beginning of Period	6,032,181	4,700,488	34,629,583	24,965,561	99,631	43,568

End of Period	$5,417,981	$6,032,181	$31,157,041	$34,629,583	$88,028	$99,631

(1) Shares Issued and Redeemed:
Shares Issued	28,962	26,957	211,455	365,542	628	3,098
Shares Issued in Lieu of Cash Distributions	2,772	5,054	28,498	47,003	241	58
Shares Redeemed	(27,404)	(38,575)	(188,104)	(359,922)	(649)	(886)

Net Increase (Decrease) from Shares Issued and Redeemed	4,330	(6,564)	51,849	52,623	220	2,270

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2022 of $0, $0 and $11, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2021 of $0, $0 and $5, respectively.
***	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

87

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	International Small Company Portfolio***		Japanese Small Company Portfolio***		Asia Pacific Small Company Portfolio***
	Six Months	Year	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	Apr 30,	Oct 31,	Apr 30,	Oct 31,	Apr 30,	Oct 31,
	2022	2021	2022	2021	2022	2021
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$155,063	$238,915	$4,474	$8,010	$5,328	$13,100
Net Realized Gain (Loss) on:
Transactions Allocated from Affiliated Investment Company*,**	187,485	837,220	6,887	17,921	18,476	49,285
Futures	(1,311)	26,350	—	—	—	—
Change in Unrealized Appreciation (Depreciation) of:
Transactions Allocated from Affiliated Investment Company	(2,185,731)	2,927,439	(77,576)	31,604	(57,982)	75,175
Futures	(10,484)	3,416	—	—	—	—

Net Increase (Decrease) in Net Assets Resulting from Operations	(1,854,978)	4,033,340	(66,215)	57,535	(34,178)	137,560

Distributions:
Institutional Class Shares	(726,164)	(220,133)	(18,487)	(10,581)	(42,269)	(12,808)
Capital Share Transactions (1):
Shares Issued	1,250,739	2,604,837	9,995	19,129	2,685	13,533
Shares Issued in Lieu of Cash Distributions	711,622	214,868	18,485	10,580	42,264	12,805
Shares Redeemed	(1,713,757)	(3,315,191)	(15,291)	(163,522)	(9,873)	(148,282)

Net Increase (Decrease) from Capital Share Transactions	248,604	(495,486)	13,189	(133,813)	35,076	(121,944)

Total Increase (Decrease) in Net Assets	(2,332,538)	3,317,721	(71,513)	(86,859)	(41,371)	2,808
Net Assets
Beginning of Period	13,465,853	10,148,132	379,837	466,696	381,490	378,682

End of Period	$11,133,315	$13,465,853	$308,324	$379,837	$340,119	$381,490

(1) Shares Issued and Redeemed:
Shares Issued	59,794	116,406	440	736	120	520
Shares Issued in Lieu of Cash Distributions	33,775	10,453	765	418	1,874	559
Shares Redeemed	(82,535)	(151,391)	(664)	(6,381)	(438)	(5,727)

Net Increase (Decrease) from Shares Issued and Redeemed	11,034	(24,532)	541	(5,227)	1,556	(4,648)

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2022 of $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2021 of $0, $0 and $0, respectively.
***	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

88

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	United Kingdom Small		Continental Small		DFA International Real
	Company Portfolio***		Company Portfolio***		Estate Securities Portfolio
	Six Months	Year	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	Apr 30,	Oct 31,	Apr 30,	Oct 31,	Apr 30,	Oct 31,
	2022	2021	2022	2021	2022	2021
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$589	$658	$7,546	$13,506	$98,436	$185,202
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	—	—	—	—	(35,956)	(56,022)
Affiliated Investment Companies Shares Sold	—	—	—	—	(109)	(43)
Transactions Allocated from Affiliated Investment Company*,**	(1,183)	1,117	8,197	44,052	—	—
Futures	—	—	—	—	1,002	13,260
Foreign Currency Transactions	—	—	—	—	(444)	(485)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	—	—	—	—	(534,204)	1,378,475
Affiliated Investment Companies Shares	—	—	—	—	(40)	(2)
Transactions Allocated from Affiliated Investment Company	(6,267)	7,530	(157,221)	216,160	—	—
Futures	—	—	—	—	(4,634)	3,086
Translation of Foreign Currency-Denominated Amounts	—	—	—	—	(1,474)	(414)

Net Increase (Decrease) in Net Assets Resulting from Operations	(6,861)	9,305	(141,478)	273,718	(477,423)	1,523,057

Distributions:
Institutional Class Shares	(1,618)	(589)	(24,130)	(13,461)	(447,007)	—
Capital Share Transactions (1):
Shares Issued	496	26,424	67,014	76,760	489,125	714,047
Shares Issued in Lieu of Cash Distributions	1,618	588	24,128	13,460	444,430	—
Shares Redeemed	(13,408)	(8,462)	(7,224)	(20,462)	(383,385)	(896,488)

Net Increase (Decrease) from Capital Share Transactions	(11,294)	18,550	83,918	69,758	550,170	(182,441)

Total Increase (Decrease) in Net Assets	(19,773)	27,266	(81,690)	330,015	(374,260)	1,340,616
Net Assets
Beginning of Period	44,133	16,867	867,759	537,744	5,987,464	4,646,848

End of Period	$24,360	$44,133	$786,069	$867,759	$5,613,204	$5,987,464

(1) Shares Issued and Redeemed:
Shares Issued	18	855	2,026	2,229	105,519	148,690
Shares Issued in Lieu of Cash Distributions	57	20	735	418	96,826	—
Shares Redeemed	(488)	(274)	(221)	(622)	(84,153)	(192,731)

Net Increase (Decrease) from Shares Issued and Redeemed	(413)	601	2,540	2,025	118,192	(44,041)

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2022 of $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2021 of $0, $0 and $0, respectively.
***	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

89

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	DFA Global Real Estate		DFA International Small		International Vector Equity
	Securities Portfolio		Cap Value Portfolio		Portfolio
	Six Months	Year	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	Apr 30,	Oct 31,	Apr 30,	Oct 31,	Apr 30,	Oct 31,
	2022	2021	2022	2021	2022	2021
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$365,299	$124,365	$173,515	$261,889	$50,104	$82,679
Capital Gain Distributions Received from Investment Securities	8,517	1,045	—	—	—	—
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	36,470	43,747	595,096	541,397	105,126	191,536
Affiliated Investment Companies Shares Sold	162,321	60,992	(39)	(1)	(27)	(7)
Futures	471	1,671	(12,050)	26,234	(151)	(437)
Foreign Currency Transactions	—	—	(826)	1,071	(900)	49
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(194,929)	1,755,986	(1,732,510)	3,392,048	(546,673)	860,557
Affiliated Investment Companies Shares	(746,928)	1,097,358	19	(25)	11	(8)
Futures	—	—	(13,114)	9,695	(2,282)	826
Translation of Foreign Currency-Denominated Amounts	—	—	(4,266)	(1,012)	(947)	(279)

Net Increase (Decrease) in Net Assets Resulting from Operations	(368,779)	3,085,164	(994,175)	4,231,296	(395,739)	1,134,916

Distributions:
Institutional Class Shares	(480,433)	(186,953)	(366,572)	(258,254)	(127,309)	(74,200)
Capital Share Transactions (1):
Shares Issued	1,078,953	2,211,113	1,069,578	1,538,249	365,110	397,948
Shares Issued in Lieu of Cash Distributions	461,594	179,038	324,001	226,985	126,543	73,824
Shares Redeemed	(1,263,515)	(1,976,601)	(1,234,440)	(2,841,493)	(342,487)	(538,557)

Net Increase (Decrease) from Capital Share Transactions	277,032	413,550	159,139	(1,076,259)	149,166	(66,785)

Total Increase (Decrease) in Net Assets	(572,180)	3,311,761	(1,201,608)	2,896,783	(373,882)	993,931
Net Assets
Beginning of Period	10,537,586	7,225,825	12,784,711	9,887,928	3,716,790	2,722,859

End of Period	$9,965,406	$10,537,586	$11,583,103	$12,784,711	$3,342,908	$3,716,790

(1) Shares Issued and Redeemed:
Shares Issued	84,556	189,077	51,083	74,227	27,645	29,258
Shares Issued in Lieu of Cash Distributions	35,644	16,811	15,762	11,757	9,394	5,458
Shares Redeemed	(98,781)	(168,470)	(59,015)	(140,273)	(25,777)	(39,764)

Net Increase (Decrease) from Shares Issued and Redeemed	21,419	37,418	7,830	(54,289)	11,262	(5,048)

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2022 of $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2021 of $0, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

90

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	International High Relative Profitability Portfolio		World ex U.S. Value Portfolio***
	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	Apr 30,	Oct 31,	Apr 30,	Oct 31,
	2022	2021	2022	2021
	(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$30,077	$45,392	$4,512	$9,084
Capital Gain Distributions Received from Investment Securities	—	—	194	—
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	(732)	43,197	—	—
Affiliated Investment Companies Shares Sold	(9)	(6)	677	252
Transactions Allocated from Affiliated Investment Company*,**	—	—	3,725	8,125
Futures	(423)	2,062	—	—
Foreign Currency Transactions	61	(81)	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(315,269)	399,054	—	—
Affiliated Investment Companies Shares	(4)	(2)	(3,450)	7,908
Transactions Allocated from Affiliated Investment Company	—	—	(18,634)	68,735
Futures	—	145	—	—
Translation of Foreign Currency-Denominated Amounts	(410)	(61)	—	—

Net Increase (Decrease) in Net Assets Resulting from Operations	(286,709)	489,700	(12,976)	94,104

Distributions:
Institutional Class Shares	(37,005)	(43,180)	(5,601)	(8,755)
Capital Share Transactions (1):
Shares Issued	428,407	559,296	12,264	60,323
Shares Issued in Lieu of Cash Distributions	36,392	42,393	5,601	8,749
Shares Redeemed	(284,657)	(339,830)	(107,025)	(52,670)

Net Increase (Decrease) from Capital Share Transactions	180,142	261,859	(89,160)	16,402

Total Increase (Decrease) in Net Assets	(143,572)	708,379	(107,737)	101,751
Net Assets
Beginning of Period	2,183,724	1,475,345	308,666	206,915

End of Period	$2,040,152	$2,183,724	$200,929	$308,666

(1) Shares Issued and Redeemed:
Shares Issued	32,730	42,975	983	4,967
Shares Issued in Lieu of Cash Distributions	2,727	3,204	463	723
Shares Redeemed	(22,278)	(25,822)	(8,884)	(4,335)

Net Increase (Decrease) from Shares Issued and Redeemed	13,179	20,357	(7,438)	1,355

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2022 of $0 and $48, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2021 of $0 and $84, respectively.
***	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

91

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	World ex U.S. Core Equity Portfolio		World Core Equity Portfolio		Selectively Hedged Global Equity Portfolio
	Six Months	Year	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	Apr 30,	Oct 31,	Apr 30,	Oct 31,	Apr 30,	Oct 31,
	2022	2021	2022	2021	2022	2021
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$50,524	$98,566	$8,731	$16,261	$2,666	$5,395
Capital Gain Distributions Received from Investment Securities	—	—	16,695	—	6,687	—
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	83,247	21,498	—	—	—	—
Affiliated Investment Companies Shares Sold	(30)	(2)	(2,378)	10,552	1,489	15,611
Futures	393	8,882	—	(18)	(122)	1,247
Foreign Currency Transactions	(674)	(357)	—	—	—	—
Forward Currency Contracts	—	—	—	—	5,461	694
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(522,096)	991,909	—	—	1	(19)
Affiliated Investment Companies Shares	—	(6)	(125,151)	283,947	(40,916)	88,688
Futures	(2,270)	1,632	—	—	(191)	196
Translation of Foreign Currency-Denominated Amounts	(739)	(210)	—	—	(1)	—
Forward Currency Contracts	—	—	—	—	254	121

Net Increase (Decrease) in Net Assets Resulting from Operations	(391,645)	1,121,912	(102,103)	310,742	(24,672)	111,933

Distributions:
Institutional Class Shares	(45,643)	(98,429)	(17,074)	(16,210)	(21,529)	(6,934)
Capital Share Transactions (1):
Shares Issued	355,923	608,060	172,538	205,873	18,261	40,778
Shares Issued in Lieu of Cash Distributions	45,407	97,865	16,038	15,000	21,408	6,900
Shares Redeemed	(406,185)	(850,479)	(164,239)	(196,293)	(44,026)	(92,479)

Net Increase (Decrease) from Capital Share Transactions	(4,855)	(144,554)	24,337	24,580	(4,357)	(44,801)

Total Increase (Decrease) in Net Assets	(442,143)	878,929	(94,840)	319,112	(50,558)	60,198
Net Assets
Beginning of Period	4,089,166	3,210,237	1,088,714	769,602	348,707	288,509

End of Period	$3,647,023	$4,089,166	$993,874	$1,088,714	$298,149	$348,707

(1) Shares Issued and Redeemed:
Shares Issued	26,807	45,421	7,919	9,724	873	2,016
Shares Issued in Lieu of Cash Distributions	3,388	7,267	721	711	1,017	372
Shares Redeemed	(30,333)	(64,633)	(7,488)	(9,418)	(2,094)	(4,584)

Net Increase (Decrease) from Shares Issued and Redeemed	(138)	(11,945)	1,152	1,017	(204)	(2,196)

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2022 of $23, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2021 of $16, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

92

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Emerging Markets		Emerging Markets		Emerging Markets Value
	Portfolio***		Small Cap Portfolio***		Portfolio***
	Six Months	Year	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	Apr 30,	Oct 31,	Apr 30,	Oct 31,	Apr 30,	Oct 31,
	2022	2021	2022	2021	2022	2021
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$56,599	$140,092	$34,736	$114,098	$146,027	$420,462
Net Realized Gain (Loss) on:
Transactions Allocated from Affiliated Investment Company*,**	122,342	398,700	117,172	592,687	286,838	675,824
Change in Unrealized Appreciation (Depreciation) of:
Transactions Allocated from Affiliated Investment Company	(738,092)	691,616	(562,284)	923,652	(897,538)	3,251,339

Net Increase (Decrease) in Net Assets Resulting from Operations	(559,151)	1,230,408	(410,376)	1,630,437	(464,673)	4,347,625

Distributions:
Class R2 Shares	—	—	—	—	(269)	(349)
Institutional Class Shares	(255,778)	(122,695)	(264,169)	(128,503)	(258,648)	(381,943)

Total Distributions	(255,778)	(122,695)	(264,169)	(128,503)	(258,917)	(382,292)

Capital Share Transactions (1):
Shares Issued	759,738	1,466,367	350,379	453,465	1,036,188	1,803,325
Shares Issued in Lieu of Cash Distributions	247,502	118,246	247,861	120,830	248,804	368,413
Shares Redeemed	(1,452,511)	(2,119,497)	(641,120)	(1,840,038)	(1,890,431)	(5,474,850)

Net Increase (Decrease) from Capital Share Transactions	(445,271)	(534,884)	(42,880)	(1,265,743)	(605,439)	(3,303,112)

Total Increase (Decrease) in Net Assets	(1,260,200)	572,829	(717,425)	236,191	(1,329,029)	662,221
Net Assets
Beginning of Period	6,225,187	5,652,358	5,115,924	4,879,733	13,271,710	12,609,489

End of Period	$4,964,987	$6,225,187	$4,398,499	$5,115,924	$11,942,681	$13,271,710

(1) Shares Issued and Redeemed:
Shares Issued	24,772	43,254	14,305	18,380	33,520	58,117
Shares Issued in Lieu of Cash Distributions	7,947	3,525	10,154	5,119	8,118	12,138
Shares Redeemed	(47,821)	(62,966)	(26,373)	(75,078)	(60,846)	(175,638)

Net Increase (Decrease) from Shares Issued and Redeemed	(15,102)	(16,187)	(1,914)	(51,579)	(19,208)	(105,383)

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2022 of $2,882, $4,581 and $6,818, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2021 of $49, $2,304 and $11,984, respectively.
***	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

93

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Emerging Markets Core Equity Portfolio		Emerging Markets Targeted Value Portfolio		Emerging Markets ex China Core Equity Portfolio
					Period
	Six Months	Year	Six Months	Year	Nov 15, 2021
	Ended	Ended	Ended	Ended	to
	Apr 30, 2022	Oct 31, 2021	Apr 30, 2022	Oct 31, 2021	Apr 30, 2022
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$286,231	$670,994	$1,755	$5,084	$3,909
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	200,057	544,729	10,215	17,753	(35)
Affiliated Investment Companies Shares Sold	(33)	(14)	(1)	—	—
Futures	(11,549)	67,395	5	348	(268)
Foreign Currency Transactions	2,702	(15,240)	(34)	(82)	(375)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(3,040,148)	5,134,175	(25,264)	42,862	(27,100)
Affiliated Investment Companies Shares	(42)	(32)	—	—	—
Futures	(13,971)	15,950	(95)	67	(77)
Translation of Foreign Currency-Denominated Amounts	(2,099)	100	(5)	2	(14)

Net Increase (Decrease) in Net Assets Resulting from Operations	(2,578,852)	6,418,057	(13,424)	66,034	(23,960)

Distributions:
Institutional Class Shares	(277,722)	(590,306)	(22,133)	(4,500)	(2,309)
Capital Share Transactions (1):
Shares Issued	3,718,719	4,891,169	37,167	53,547	449,246
Shares Issued in Lieu of Cash Distributions	263,598	560,095	21,501	4,385	2,246
Shares Redeemed	(3,432,751)	(6,904,346)	(47,904)	(54,708)	(63,284)

Net Increase (Decrease) from Capital Share Transactions	549,566	(1,453,082)	10,764	3,224	388,208

Total Increase (Decrease) in Net Assets	(2,307,008)	4,374,669	(24,793)	64,758	361,939
Net Assets
Beginning of Period	29,155,369	24,780,700	234,921	170,163	—

End of Period	$26,848,361	$29,155,369	$210,128	$234,921	$361,939

(1) Shares Issued and Redeemed:
Shares Issued	153,108	191,908	3,159	4,233	45,173
Shares Issued in Lieu of Cash Distributions	10,698	22,111	1,847	389	228
Shares Redeemed	(140,648)	(273,309)	(3,971)	(4,246)	(6,471)

Net Increase (Decrease) from Shares Issued and Redeemed	23,158	(59,290)	1,035	376	38,930

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2022 of $104, $327 and $6, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2021 of $257, $239 and $0, respectively.

See accompanying Notes to Financial Statements.

94

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Large Cap International Portfolio							International Core Equity Portfolio
	Six Months Ended Apr 30, 2022		Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Six Months Ended Apr 30, 2022		Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$27.63		$20.90	$22.78	$21.29	$23.52	$19.52	$16.35		$12.08	$13.19	$12.65	$14.23$	11.58

Income from Investment Operations (A)
Net Investment Income (Loss)	0.38		0.70	0.49	0.70	0.66	0.58	0.23		0.40	0.28	0.41	0.38	0.34
Net Gains (Losses) on Securities (Realized and Unrealized)	(3.32)		6.70	(1.87)	1.47	(2.25)	4.00	(2.01)		4.24	(1.11)	0.53	(1.60)	2.63

Total from Investment Operations	(2.94)		7.40	(1.38)	2.17	(1.59)	4.58	(1.78)		4.64	(0.83)	0.94	(1.22)	2.97

Less Distributions:
Net Investment Income	(0.36)		(0.67)	(0.50)	(0.68)	(0.64)	(0.58)	(0.22)		(0.37)	(0.28)	(0.40)	(0.36)	(0.32)

Total Distributions	(0.36)		(0.67)	(0.50)	(0.68)	(0.64)	(0.58)	(0.22)		(0.37)	(0.28)	(0.40)	(0.36)	(0.32)

Net Asset Value, End of Period	$24.33		$27.63	$20.90	$22.78	$21.29	$23.52	$14.35		$16.35	$12.08	$13.19	$12.65$	14.23

Total Return	(10.75	%)(B)	35.55%	(6.05%)	10.38%	(6.97%)	23.79%	(11.01	%)(B)	38.56%	(6.32%)	7.67%	(8.79%)	26.02%

Net Assets, End of Period (thousands)	$5,417,981		$6,032,181	$4,700,488	$5,356,475	$4,587,406	$4,723,090	$31,157,041		$34,629,583	$24,965,561	$30,559,427	$27,174,589	$25,443,968
Ratio of Expenses to Average Net Assets	0.17	%(C)	0.19%	0.22%	0.23%	0.23%	0.25%	0.23	%(C)	0.25%	0.30%	0.29%	0.30%	0.30%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.17	%(C)	0.19%	0.23%	0.24%	0.23%	0.25%	0.23	%(C)	0.25%	0.30%	0.31%	0.30%	0.32%
Ratio of Net Investment Income to Average Net Assets	2.87	%(C)	2.65%	2.31%	3.22%	2.78%	2.72%	2.91	%(C)	2.56%	2.24%	3.21%	2.67%	2.62%
Portfolio Turnover Rate	4	%(B)	14%	19%	7%	8%	10%	5	%(B)	8%	4%	6%	4%	6%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

95

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Global Small Company Portfolio								International Small Company Portfolio
	Six Months Ended Apr 30, 2022		Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Period Jan 18, 2017 to Oct 31, 2017		Six Months Ended Apr 30, 2022		Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017
	(Unaudited)								(Unaudited)
Net Asset Value, Beginning of Period	$15.52		$10.50	$11.07	$10.73	$11.53	$10.00		$23.29		$16.84	$18.21	$18.46	$21.52$	17.78

Income from Investment Operations (A)
Net Investment Income (Loss)	0.10		0.22	0.15	0.18	0.19	0.14		0.26		0.41	0.33	0.43	0.46	0.41
Net Gains (Losses) on Securities (Realized and Unrealized)	(1.81)		4.97	(0.55)	0.27	(0.75)	1.39		(3.40)		6.42	(0.93)	0.58	(2.41)	4.13

Total from Investment Operations	(1.71)		5.19	(0.40)	0.45	(0.56)	1.53		(3.14)		6.83	(0.60)	1.01	(1.95)	4.54

Less Distributions:
Net Investment Income	(0.25)		(0.17)	(0.17)	(0.11)	(0.17)	—		(0.46)		(0.38)	(0.37)	(0.44)	(0.44)	(0.34)
Net Realized Gains	(0.30)		—	—	—	(0.07)	—		(0.79)		—	(0.40)	(0.82)	(0.67)	(0.46)

Total Distributions	(0.55)		(0.17)	(0.17)	(0.11)	(0.24)	—		(1.25)		(0.38)	(0.77)	(1.26)	(1.11)	(0.80)

Net Asset Value, End of Period	$13.26		$15.52	$10.50	$11.07	$10.73	$11.53		$18.90		$23.29	$16.84	$18.21	$18.46$	21.52

Total Return	(11.38	%)(B)	49.81%	(3.75%)	4.29%	(5.02%)	15.30	%(B)	(14.01	%)(B)	40.83%	(3.64%)	6.44%	(9.54%)	26.54%

Net Assets, End of Period (thousands)	$88,028		$99,631	$43,568	$41,286	$31,380	$15,021		$11,133,315		$13,465,853	$10,148,132	$12,750,110	$12,656,204	$13,490,290
Ratio of Expenses to Average Net Assets *(D)	0.45	%(C)	0.47%	0.47%	0.49%	0.49%	0.42	%(C)(E)	0.42	%(C)	0.46%	0.53%	0.54%	0.53%	0.53%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor) *(D)	0.68	%(C)	0.71%	0.85%	0.93%	0.90%	1.14	%(C)(E)	0.42	%(C)	0.46%	0.53%	0.54%	0.53%	0.53%
Ratio of Net Investment Income to Average Net Assets	1.38	%(C)	1.49%	1.50%	1.69%	1.58%	1.74	%(C)(E)	2.49	%(C)	1.90%	1.96%	2.44%	2.18%	2.14%

* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows:.	0.23	%(C)	0.24%	0.27%	0.27%	0.26%	0.27%		0.12	%(C)	0.12%	0.12%	0.12%	0.12%	0.12%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

96

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Japanese Small Company Portfolio							Asia Pacific Small Company Portfolio
	Six Months Ended Apr 30, 2022		Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Six Months Ended Apr 30, 2022		Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$25.80		$23.39	$24.89	$25.70	$28.56	$23.01	$26.94		$20.13	$21.11	$20.83	$23.71	$21.27

Income from Investment Operations (A)
Net Investment Income (Loss)	0.30		0.44	0.40	0.45	0.43	0.37	0.35		0.75	0.75	0.77	0.84	0.74
Net Gains (Losses) on Securities (Realized and Unrealized)	(4.64)		2.51	(0.91)	0.37	(2.59)	5.61	(2.66)		6.74	(0.77)	0.19	(2.76)	2.45

Total from Investment Operations	(4.34)		2.95	(0.51)	0.82	(2.16)	5.98	(2.31)		7.49	(0.02)	0.96	(1.92)	3.19

Less Distributions:
Net Investment Income	(0.53)		(0.54)	(0.61)	(0.28)	(0.70)	(0.43)	(1.07)		(0.68)	(0.96)	(0.68)	(0.96)	(0.75)
Net Realized Gains	(0.73)		—	(0.38)	(1.35)	—	—	(1.92)		—	—	—	—	—

Total Distributions	(1.26)		(0.54)	(0.99)	(1.63)	(0.70)	(0.43)	(2.99)		(0.68)	(0.96)	(0.68)	(0.96)	(0.75)

Net Asset Value, End of Period	$20.20		$25.80	$23.39	$24.89	$25.70	$28.56	$21.64		$26.94	$20.13	$21.11	$20.83	$23.71

Total Return	(17.63	%)(B)	12.66%	(2.32%)	4.01%	(7.82%)	26.56%	(9.03	%)(B)	37.81%	(0.23%)	4.81%	(8.51%)	15.70%

Net Assets, End of Period (thousands)	$308,324		$379,837	$466,696	$640,068	$622,650	$647,978	$340,119		$381,490	$378,682	$340,649	$346,335	$332,153
Ratio of Expenses to Average Net Assets (F)	0.43	%(C)	0.47%	0.54%	0.55%	0.53%	0.54%	0.44	%(C)	0.48%	0.54%	0.57%	0.54%	0.54%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor) (F)	0.53	%(C)	0.57%	0.64%	0.65%	0.63%	0.64%	0.54	%(C)	0.58%	0.64%	0.67%	0.64%	0.64%
Ratio of Net Investment Income to Average Net Assets	2.57	%(C)	1.69%	1.74%	1.91%	1.49%	1.50%	3.00	%(C)	3.01%	3.92%	3.65%	3.57%	3.41%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

97

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	United Kingdom Small Company Portfolio							Continental Small Company Portfolio
	Six Months Ended Apr 30, 2022		Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Six Months Ended Apr 30, 2022		Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$31.72		$21.35	$27.85	$26.95	$32.67	$27.21	$35.27		$23.82	$24.84	$24.37	$28.24	$21.48

Income from Investment Operations (A)
Net Investment Income (Loss)	0.49		0.58	0.43	0.76	0.85	0.87	0.29		0.57	0.40	0.55	0.61	0.45
Net Gains (Losses) on Securities (Realized and Unrealized)	(6.10)		10.31	(4.00)	1.68	(3.65)	6.67	(5.62)		11.45	(1.04)	1.23	(3.68)	6.73

Total from Investment Operations	(5.61)		10.89	(3.57)	2.44	(2.80)	7.54	(5.33)		12.02	(0.64)	1.78	(3.07)	7.18

Less Distributions:
Net Investment Income	(0.65)		(0.52)	(0.68)	(0.47)	(0.79)	(0.93)	(0.30)		(0.57)	(0.38)	(0.51)	(0.59)	(0.42)
Net Realized Gains	(0.55)		—	(2.25)	(1.07)	(2.13)	(1.15)	(0.68)		—	—	(0.80)	(0.21)	—

Total Distributions	(1.20)		(0.52)	(2.93)	(1.54)	(2.92)	(2.08)	(0.98)		(0.57)	(0.38)	(1.31)	(0.80)	(0.42)

Net Asset Value, End of Period	$24.91		$31.72	$21.35	$27.85	$26.95	$32.67	$28.96		$35.27	$23.82	$24.84	$24.37	$28.24

Total Return	(18.17	%)(B)	51.31%	(15.27%)	10.14%	(9.34%)	29.28%	(15.44	%)(B)	50.70%	(2.63%)	7.94%	(11.14%)	33.68%

Net Assets, End of Period (thousands)	$24,360		$44,133	$16,867	$26,540	$36,351	$45,177	$786,069		$867,759	$537,744	$657,105	$645,651	$592,347
Ratio of Expenses to Average Net Assets (F)	0.57	%(C)	0.59%	0.59%	0.59%	0.58%	0.59%	0.43	%(C)	0.47%	0.54%	0.56%	0.54%	0.56%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor) (F)	0.70	%(C)	0.74%	0.86%	0.82%	0.68%	0.71%	0.53	%(C)	0.57%	0.64%	0.66%	0.64%	0.66%
Ratio of Net Investment Income to Average Net Assets	3.40	%(C)	1.88%	1.89%	2.92%	2.75%	2.93%	1.78	%(C)	1.76%	1.68%	2.30%	2.16%	1.78%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

98

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA International Real Estate Securities Portfolio							DFA Global Real Estate Securities Portfolio
	Six Months Ended Apr 30, 2022		Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Six Months Ended Apr 30, 2022		Year Ended Oct 31, 2021		Year Ended Oct 31, 2020		Year Ended Oct 31, 2019		Year Ended Oct 31, 2018		Year Ended Oct 31, 2017
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$5.04		$3.77	$5.61$	4.85	$5.07$	5.23	$13.29		$9.57		$12.71		$10.71		$10.90		$10.84

Income from Investment Operations (A)
Net Investment Income (Loss)	0.08		0.16	0.15	0.20	0.22	0.21	0.45		0.16		0.68		0.34	**	0.48		0.43
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.45)		1.11	(1.35)	0.83	(0.22)	0.04	(0.90)		3.80		(3.00)		2.16	**	(0.26)		0.15

Total from Investment Operations	(0.37)		1.27	(1.20)	1.03	—	0.25	(0.45)		3.96		(2.32)		2.50		0.22		0.58

Less Distributions:
Net Investment Income	(0.37)		—	(0.64)	(0.27)	(0.22)	(0.41)	(0.48)		(0.20)		(0.70)		(0.50)		(0.34)		(0.49)
Net Realized Gains	—		—	—	—	—	—	(0.12)		(0.04)		(0.12)		(—)		(0.07)		(0.03)

Total Distributions	(0.37)		—	(0.64)	(0.27)	(0.22)	(0.41)	(0.60)		(0.24)		(0.82)		(0.50)		(0.41)		(0.52)

Net Asset Value, End of Period	$4.30		$5.04	$3.77$	5.61	$4.85$	5.07	$12.24		$13.29		$9.57		$12.71		$10.71		$10.90

Total Return	(7.76	%)(B)	33.69%	(23.98%)	22.54%	(0.24%)	5.46%	(3.60	%)(B)	42.08%		(19.28%)		24.55%		1.91%		5.82%

Net Assets, End of Period (thousands)	$5,613,204		$5,987,464	$4,646,848	$6,297,963	$5,442,507$	5,497,753	$9,965,406		$10,537,586		$7,225,825		$9,269,011		$7,475,924		$6,753,782
Ratio of Expenses to Average Net Assets *	0.27	%(C)	0.27%	0.26%	0.27%	0.28%	0.28%	0.24	%(C)(D)	0.24	%(D)	0.24	%(D)	0.24	%(D)	0.24	%(D)	0.24	%(D)
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly) *	0.27	%(C)	0.27%	0.27%	0.28%	0.28%	0.28%	0.33	%(C)(D)	0.34	%(D)	0.34	%(D)	0.35	%(D)	0.35	%(D)	0.37	%(D)
Ratio of Net Investment Income to Average Net Assets	3.35	%(C)	3.29%	3.61%	4.01%	4.27%	4.19%	7.07	%(C)	1.33%		6.44%		2.95	%**	4.42%		4.03%
Portfolio Turnover Rate	3	%(B)	8%	12%	8%	5%	1%	1	%(B)	1%		0%		0%		3%		2%

* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows:	N/A		N/A	N/A	N/A	N/A	N/A	0.10	%(C)	0.11%		0.12%		0.13%		0.13%		0.15%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

99

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS
(for a share outstanding throughout each period)

	DFA International Small Cap Value Portfolio							International Vector Equity Portfolio
	Six Months Ended Apr 30, 2022		Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Six Months Ended Apr 30, 2022		Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$22.14		$15.65	$18.58	$19.24	$23.51	$19.31	$14.51		$10.42	$11.62	$11.74	$13.33	$10.78

Income from Investment Operations (A)
Net Investment Income (Loss)	0.30		0.44	0.33	0.45	0.47	0.39	0.19		0.32	0.23	0.33	0.32	0.28
Net Gains (Losses) on Securities (Realized and Unrealized)	(2.02)		6.48	(2.65)	(0.01)	(3.44)	4.72	(1.70)		4.06	(1.20)	0.24	(1.56)	2.57

Total from Investment Operations	(1.72)		6.92	(2.32)	0.44	(2.97)	5.11	(1.51)		4.38	(0.97)	0.57	(1.24)	2.85

Less Distributions:
Net Investment Income	(0.47)		(0.43)	(0.32)	(0.48)	(0.56)	(0.29)	(0.23)		(0.29)	(0.23)	(0.34)	(0.30)	(0.28)
Net Realized Gains	(0.16)		—	(0.29)	(0.62)	(0.74)	(0.62)	(0.27)		—	—	(0.35)	(0.05)	(0.02)

Total Distributions	(0.63)		(0.43)	(0.61)	(1.10)	(1.30)	(0.91)	(0.50)		(0.29)	(0.23)	(0.69)	(0.35)	(0.30)

Net Asset Value, End of Period	$19.79		$22.14	$15.65	$18.58	$19.24	$23.51	$12.50		$14.51	$10.42	$11.62	$11.74	$13.33

Total Return	(7.85	%)(B)	44.61%	(13.03%)	2.94%	(13.37%)	27.49%	(10.68	%)(B)	42.24%	(8.41%)	5.49%	(9.52%)	26.83%

Net Assets, End of Period (thousands)	$11,583,103		$12,784,711	$9,887,928	$13,428,084	$13,787,695	$16,162,471	$3,342,908		$3,716,790	$2,722,859	$2,578,134	$2,441,217	$2,529,852
Ratio of Expenses to Average Net Assets	0.47	%(C)	0.53%	0.65%	0.68%	0.68%	0.68%	0.37	%(C)	0.42%	0.47%	0.50%	0.48%	0.49%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	0.47	%(C)	0.53%	0.66%	0.69%	0.68%	0.68%	0.37	%(C)	0.42%	0.48%	0.50%	0.48%	0.49%
Ratio of Net Investment Income to Average Net Assets	2.83	%(C)	2.13%	2.02%	2.48%	2.10%	1.85%	2.82	%(C)	2.35%	2.20%	2.94%	2.40%	2.36%
Portfolio Turnover Rate	12	%(B)	15%	14%	18%	23%	21%	10	%(B)	15%	18%	17%	12%	5%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

100

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	International High Relative Profitability Portfolio								World Ex U.S. Value Portfolio
	Six Months Ended Apr 30, 2022		Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Period May 16, 2017 to Oct 31, 2017		Six Months Ended Apr 30, 2022		Year Ended Oct 31, 2021		Year Ended Oct 31, 2020		Year Ended Oct 31, 2019		Year Ended Oct 31, 2018		Year Ended Oct 31, 2017
	(Unaudited)								(Unaudited)
Net Asset Value, Beginning of Period	$13.73		$10.64	$10.74	$9.71	$10.68	$10.00		$12.67		$8.99		$10.97		$11.16		$12.71		$10.31

Income from Investment Operations (A)
Net Investment Income (Loss)	0.18		0.30	0.21	0.27	0.26	0.08		0.20		0.38		0.25		0.35		0.34		0.31
Net Gains (Losses) on Securities (Realized and Unrealized)	(1.84)		3.08	(0.13)	1.00	(1.01)	0.66		(0.77)		3.66		(1.96)		0.04		(1.48)		2.33

Total from Investment Operations	(1.66)		3.38	0.08	1.27	(0.75)	0.74		(0.57)		4.04		(1.71)		0.39		(1.14)		2.64

Less Distributions:
Net Investment Income	(0.11)		(0.29)	(0.18)	(0.24)	(0.22)	(0.06)		(0.23)		(0.36)		(0.27)		(0.35)		(0.41)		(0.24)
Net Realized Gains	(0.11)		—	—	—	—	—		—		—		—		(0.23)		—		—

Total Distributions	(0.22)		(0.29)	(0.18)	(0.24)	(0.22)	(0.06)		(0.23)		(0.36)		(0.27)		(0.58)		(0.41)		(0.24)

Net Asset Value, End of Period	$11.85		$13.73	$10.64	$10.74	$9.71	$10.68		$11.87		$12.67		$8.99		$10.97		$11.16		$12.71

Total Return	(12.26	%)(B)	31.85%	0.80%	13.19%	(7.20%)	7.38	%(B)	(4.53	%)(B)	45.23%		(15.76%)		3.75%		(9.22%)		25.97%

Net Assets, End of Period (thousands)	$2,040,152		$2,183,724	$1,475,345	$658,448	$266,868	$67,793		$200,929		$308,666		$206,915		$302,369		$240,668		$246,551
Ratio of Expenses to Average Net Assets *	0.29	%(C)	0.30%	0.30%	0.33%	0.35%	0.31	%(C)(E)	0.42	%(C)(D)	0.44	%(D)	0.50	%(D)	0.54	%(D)	0.52	%(D)	0.52	%(D)
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly) *	0.29	%(C)	0.30%	0.31%	0.34%	0.35%	0.65	%(C)(E)	0.61	%(C)(D)	0.64	%(D)	0.71	%(D)	0.76	%(D)	0.74	%(D)	0.75	%(D)
Ratio of Net Investment Income to Average Net Assets	2.72	%(C)	2.30%	1.97%	2.69%	2.41%	1.76	%(C)(E)	3.25	%(C)	3.14%		2.56%		3.25%		2.72%		2.69%
Portfolio Turnover Rate	8	%(B)	15%	15%	9%	9%	2	%(B)	N/A		N/A		N/A		N/A		N/A		N/A

* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows:	N/A		N/A	N/A	N/A	N/A	N/A		0.19	%(C)	0.20%		0.23%		0.24%		0.24%		0.25%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

101

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	World Ex U.S. Core Equity Portfolio
	Six Months Ended Apr 30, 2022		Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017
	(Unaudited)
Net Asset Value, Beginning of Period	$13.84		$10.44	$11.17	$10.65	$12.15	$9.93

Income from Investment Operations (A)
Net Investment Income (Loss)	0.17		0.33	0.24	0.33	0.31	0.27
Net Gains (Losses) on Securities (Realized and Unrealized)	(1.50)		3.40	(0.74)	0.56	(1.52)	2.21

Total from Investment Operations	(1.33)		3.73	(0.50)	0.89	(1.21)	2.48

Less Distributions:
Net Investment Income	(0.16)		(0.33)	(0.23)	(0.32)	(0.29)	(0.26)
Net Realized Gains	—		—	—	(0.05)	—	—

Total Distributions	(0.16)		(0.33)	(0.23)	(0.37)	(0.29)	(0.26)

Net Asset Value, End of Period	$12.35		$13.84	$10.44	$11.17	$10.65	$12.15

Total Return	(9.72	%)(B)	35.87%	(4.42%)	8.64%	(10.22%)	25.33%

Net Assets, End of Period (thousands)	$3,647,023		$4,089,166	$3,210,237	$3,719,313	$3,129,791	$2,805,367
Ratio of Expenses to Average Net Assets	0.30	%(C)	0.32%	0.35%	0.37%	0.39%	0.40%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.30	%(C)	0.32%	0.36%	0.38%	0.37%	0.40%
Ratio of Net Investment Income to Average Net Assets	2.58	%(C)	2.49%	2.26%	3.02%	2.56%	2.48%
Portfolio Turnover Rate	6	%(B)	6%	13%	8%	4%	4%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

102

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	World Core Equity Portfolio							Selectively Hedged Global Equity Portfolio
	Six Months Ended Apr 30, 2022		Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Six Months Ended Apr 30, 2022		Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period.	$22.56		$16.29	$16.42	$15.40	$16.06	$13.14	$22.35		$16.21	$16.54	$15.71	$16.52	$13.67

Income from Investment Operations (A)
Net Investment Income (Loss)	0.18		0.34	0.29	0.35	0.31	0.29	0.17		0.33	0.28	0.35	0.31	0.29
Net Gains (Losses) on Securities (Realized and Unrealized)	(2.28)		6.27	(0.10)	1.13	(0.64)	2.98	(1.75)		6.21	(0.18)	1.12	(0.66)	2.98

Total from Investment Operations	(2.10)		6.61	0.19	1.48	(0.33)	3.27	(1.58)		6.54	0.10	1.47	(0.35)	3.27

Less Distributions:
Net Investment Income	(0.18)		(0.34)	(0.29)	(0.35)	(0.30)	(0.30)	(0.44)		(0.20)	(0.43)	(0.44)	(0.27)	(0.30)
Net Realized Gains	(0.17)		—	(0.03)	(0.11)	(0.03)	(0.05)	(0.97)		(0.20)	—	(0.20)	(0.19)	(0.12)

Total Distributions	(0.35)		(0.34)	(0.32)	(0.46)	(0.33)	(0.35)	(1.41)		(0.40)	(0.43)	(0.64)	(0.46)	(0.42)

Net Asset Value, End of Period	$20.11		$22.56	$16.29	$16.42	$15.40	$16.06	$19.36		$22.35	$16.21	$16.54	$15.71	$16.52

Total Return	(9.46	%)(B)	40.75%	1.25%	9.94%	(2.16%)	25.14%	(7.59	%)(B)	40.81%	0.47%	10.10%	(2.28%)	24.54%

Net Assets, End of Period (thousands)	$993,874		$1,088,714	$769,602	$879,553	$741,512	$546,891	$298,149		$348,707	$288,509	$375,832	$403,195	$402,204
Ratio of Expenses to Average Net Assets *(D)	0.27	%(C)	0.28%	0.32%	0.33%	0.35%	0.35%	0.31	%(C)	0.32%	0.36%	0.37%	0.34%	0.35%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor) *(D)	0.44	%(C)	0.46%	0.56%	0.60%	0.59%	0.60%	0.51	%(C)	0.53%	0.61%	0.63%	0.60%	0.62%
Ratio of Net Investment Income to Average Net Assets	1.62	%(C)	1.64%	1.81%	2.23%	1.89%	1.95%	1.62	%(C)	1.60%	1.78%	2.25%	1.87%	1.90%

* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows:	0.20	%(C)	0.22%	0.25%	0.27%	0.27%	0.28%	0.23	%(C)	0.25%	0.28%	0.30%	0.29%	0.29%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

103

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Emerging Markets Portfolio							Emerging Markets Small Cap Portfolio
	Six Months Ended Apr 30, 2022		Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Six Months Ended Apr 30, 2022		Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$33.05		$27.64	$27.56	$25.46	$29.55$	24.12	$26.03		$19.67	$20.07	$18.72	$23.49	$20.39

Income from Investment Operations (A)
Net Investment Income (Loss)	0.31		0.74	0.55	0.73	0.61	0.49	0.17		0.52	0.41	0.48	0.53	0.49
Net Gains (Losses) on Securities (Realized and Unrealized)	(3.31)		5.32	0.07	2.05	(4.14)	5.43	(2.24)		6.41	(0.24)	1.87	(4.22)	3.58

Total from Investment Operations	(3.00)		6.06	0.62	2.78	(3.53)	5.92	(2.07)		6.93	0.17	2.35	(3.69)	4.07

Less Distributions:
Net Investment Income	(0.22)		(0.65)	(0.54)	(0.68)	(0.56)	(0.49)	(0.66)		(0.57)	(0.44)	(0.46)	(0.53)	(0.51)
Net Realized Gains	(1.17)		—	—	—	—	—	(0.70)		—	(0.13)	(0.54)	(0.55)	(0.46)

Total Distributions	(1.39)		(0.65)	(0.54)	(0.68)	(0.56)	(0.49)	(1.36)		(0.57)	(0.57)	(1.00)	(1.08)	(0.97)

Net Asset Value, End of Period	$28.66		$33.05	$27.64	$27.56	$25.46$	29.55	$22.60		$26.03	$19.67	$20.07	$18.72	$23.49

Total Return	(9.41	%)(B)	21.91%	2.36%	11.06%	(12.14%)	24.83%	(8.31	%)(B)	35.51%	0.81%	12.96%	(16.45%)	21.00%

Net Assets, End of Period (thousands)	$4,964,987		$6,225,187	$5,652,358	$5,968,318	$5,394,188$	6,632,914	$4,398,499		$5,115,924	$4,879,733	$6,423,859	$6,304,406	$7,249,717
Ratio of Expenses to Average Net Assets (F)	0.36	%(C)	0.39%	0.44%	0.48%	0.47%	0.50%	0.60	%(C)	0.63%	0.69%	0.72%	0.70%	0.73%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor) (F)	0.46	%(C)	0.49%	0.54%	0.58%	0.57%	0.60%	0.80	%(C)	0.83%	0.89%	0.92%	0.90%	0.93%
Ratio of Net Investment Income to Average Net Assets	1.97	%(C)	2.19%	2.07%	2.70%	2.08%	1.88%	1.43	%(C)	2.10%	2.20%	2.44%	2.31%	2.32%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

104

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Emerging Markets Value Portfolio-Class R2 Shares
	Six Months Ended Apr 30, 2022		Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017
	(Unaudited)
Net Asset Value, Beginning of Period	$31.28		$23.78	$27.16	$26.64	$30.13	$24.71

Income from Investment Operations (A)
Net Investment Income (Loss)	0.32		0.82	0.59	0.63	0.63	0.31
Net Gains (Losses) on Securities (Realized and Unrealized)	(1.52)		7.45	(3.27)	0.56	(3.48)	5.60

Total from Investment Operations	(1.20)		8.27	(2.68)	1.19	(2.85)	5.91

Less Distributions:
Net Investment Income	(0.59)		(0.77)	(0.70)	(0.67)	(0.64)	(0.49)

Total Distributions	(0.59)		(0.77)	(0.70)	(0.67)	(0.64)	(0.49)

Net Asset Value, End of Period	$29.48		$31.28	$23.78	$27.16	$26.64	$30.13

Total Return.	(3.92	%)(B)	34.91%	(9.98%)	4.57%	(9.66%)	24.11%

Net Assets, End of Period (thousands)	$14,307		$13,709	$12,587	$29,146	$25,150	$31,198
Ratio of Expenses to Average Net Assets (F)	0.71	%(C)	0.74%	0.77%	0.81%	0.80%	0.81%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor) (F)	0.81	%(C)	0.84%	0.87%	0.91%	0.90%	0.91%
Ratio of Net Investment Income to Average Net Assets	2.09	%(C)	2.68%	2.41%	2.29%	2.07%	1.19%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

105

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Emerging Markets Value Portfolio-Institutional Class Shares
	Six Months Ended Apr 30, 2022		Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017
	(Unaudited)
Net Asset Value, Beginning of Period	$31.48		$23.93	$27.34	$26.81	$30.32	$24.84

Income from Investment Operations (A)
Net Investment Income (Loss)	0.36		0.90	0.71	0.70	0.73	0.61
Net Gains (Losses) on Securities (Realized and Unrealized)	(1.53)		7.50	(3.35)	0.57	(3.53)	5.40

Total from Investment Operations	(1.17)		8.40	(2.64)	1.27	(2.80)	6.01

Less Distributions:
Net Investment Income	(0.63)		(0.85)	(0.77)	(0.74)	(0.71)	(0.53)

Total Distributions	(0.63)		(0.85)	(0.77)	(0.74)	(0.71)	(0.53)

Net Asset Value, End of Period	$29.68		$31.48	$23.93	$27.34	$26.81	$30.32

Total Return	(3.77	%)(B)	35.24%	(9.75%)	4.83%	(9.45%)	24.41%

Net Assets, End of Period (thousands)	$11,928,375		$13,258,001	$12,596,902	$17,161,936	$16,431,410	$19,383,230
Ratio of Expenses to Average Net Assets (F)	0.46	%(C)	0.49%	0.52%	0.56%	0.54%	0.57%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor) (F)	0.56	%(C)	0.59%	0.62%	0.66%	0.64%	0.67%
Ratio of Net Investment Income to Average Net Assets	2.31	%(C)	2.92%	2.87%	2.54%	2.37%	2.23%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

106

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Emerging Markets Core Equity Portfolio							Emerging Markets Targeted Value Portfolio
	Six Months Ended Apr 30, 2022		Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Six Months Ended Apr 30, 2022		Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Period Nov 14, 2018 to Oct 31, 2019
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$25.16		$20.34	$20.59$	18.95	$22.38$	18.40	$13.13		$9.71	$10.43	$10.00

Income from Investment Operations (A)
Net Investment Income (Loss)	0.25		0.57	0.43	0.53	0.50	0.42	0.10		0.28	0.21	0.24
Net Gains (Losses) on Securities (Realized and Unrealized)	(2.46)		4.76	(0.22)	1.64	(3.47)	3.95	(0.84)		3.39	(0.59)	0.20

Total from Investment Operations	(2.21)		5.33	0.21	2.17	(2.97)	4.37	(0.74)		3.67	(0.38)	0.44

Less Distributions:
Net Investment Income	(0.24)		(0.51)	(0.46)	(0.53)	(0.46)	(0.39)	(0.42)		(0.23)	(0.23)	(0.01)
Net Realized Gains	—		—	—	—	—	—	(0.87)		(0.02)	(0.11)	—

Total Distributions	(0.24)		(0.51)	(0.46)	(0.53)	(0.46)	(0.39)	(1.29)		(0.25)	(0.34)	(0.01)

Net Asset Value, End of Period	$22.71		$25.16	$20.34$	20.59	$18.95$	22.38	$11.10		$13.13	$9.71	$10.43

Total Return	(8.86	%)(B)	26.19%	1.13%	11.61%	(13.48%)	24.02%	(6.09	%)(B)	38.29%	(3.89%)	4.38	%(B)

Net Assets, End of Period (thousands)	$26,848,361		$29,155,369	$24,780,700	$28,622,610	$25,372,759	$27,085,722	$210,128		$234,921	$170,163	$114,360
Ratio of Expenses to Average Net Assets	0.39	%(C)	0.42%	0.49%	0.52%	0.52%	0.55%	0.65	%(C)	0.72%	0.84%	0.85	%(C)(E)
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.39	%(C)	0.42%	0.50%	0.53%	0.52%	0.56%	0.65	%(C)	0.72%	0.87%	0.95	%(C)(E)
Ratio of Net Investment Income to Average Net Assets	2.01	%(C)	2.26%	2.19%	2.62%	2.25%	2.08%	1.62	%(C)	2.19%	2.26%	2.30	%(C)(E)
Portfolio Turnover Rate	5	%(B)	10%	15%	4%	4%	4%	12	%(B)	29%	34%	12	%(B)

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

107

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Emerging Markets Ex China Core Equity Portfolio
	Period Nov 15, 2021 to Apr 30, 2022
	(Unaudited)
Net Asset Value, Beginning of Period	$10.00

Income from Investment Operations (A)
Net Investment Income (Loss)	0.11
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.75)

Total from Investment Operations	(0.64)

Less Distributions:
Net Investment Income	(0.06)

Total Distributions	(0.06)

Net Asset Value, End of Period	$9.30

Total Return	(6.40	%)(B)

Net Assets, End of Period (thousands)	$361,939
Ratio of Expenses to Average Net Assets	0.43	%(C)
Ratio of Net Investment Income to Average Net Assets	2.44	%(C)
Portfolio Turnover Rate	17	%(B)

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

108

DFA INVESTMENT DIMENSIONS GROUP INC.

NOTES TO FINANCIAL STATEMENTS

(UNAUDITED)

A. Organization:

DFA Investment Dimensions Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of one hundred and two operational portfolios, of which twenty-three (the “Portfolios”) are included in this section of the report. The remaining operational portfolios are presented in separate reports. The Portfolios are investment companies, and accordingly, follow the accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Certification (“ASC”), Topic 946, “Financial Services-Investment Companies.”

Of the Portfolios, seven invest all of their assets in a corresponding series or fund (each such Portfolio, a “Feeder Fund”). Of the Feeder Funds, six invest all of their assets in a corresponding series of The DFA Investment Trust Company (“DFAITC”) and one invests all of its assets in the Dimensional Emerging Markets Value Fund (“DEM”) (each such series within DFAITC and DEM, a “Master Fund”, treated as partnerships for federal income tax purposes). Six of the Portfolios generally allocate their assets among other funds managed by Dimensional Fund Advisors LP (each such Portfolio, a “Fund of Funds”). The Fund of Funds may also invest in affiliated and unaffiliated registered and unregistered money market funds. The International Small Company Portfolio invests in five Master Funds within DFAITC. The Global Small Company Portfolio invests in six Master Funds within DFAITC and one underlying fund within the Fund (each such underlying fund within the Fund, an “Underlying Fund”). The DFA Global Real Estate Securities Portfolio invests in two Underlying Funds within the Fund and directly in securities. The World ex U.S. Value Portfolio invests in three Master/Underlying Funds within the Fund, DFAITC, and DEM. The World Core Equity Portfolio and Selectively Hedged Global Equity Portfolio each invest in three Underlying Funds within the Fund. As of April 30, 2022, the following Portfolios were the owner of record of the following approximate percentages of the total outstanding shares of the following Master/Underlying Funds as detailed below:

Feeder Funds	Master/Underlying Funds	Percentage Ownership at 04/30/22

Japanese Small Company Portfolio	The Japanese Small Company Series	11%

Asia Pacific Small Company Portfolio	The Asia Pacific Small Company Series	21%

United Kingdom Small Company Portfolio	The United Kingdom Small Company Series	2%

Continental Small Company Portfolio	The Continental Small Company Series	15%

Emerging Markets Portfolio	The Emerging Markets Series	99%

Emerging Markets Small Cap Portfolio	The Emerging Markets Small Cap Series	99%

Emerging Markets Value Portfolio	Dimensional Emerging Markets Value Fund	98%

Funds of Funds	Underlying Funds	Percentage Ownership at 04/30/22

International Small Company Portfolio	The Continental Small Company Series	85%

	The Japanese Small Company Series	89%

	The United Kingdom Small Company Series	98%

	The Asia Pacific Small Company Series	79%

	The Canadian Small Company Series	97%

Global Small Company Portfolio	U.S. Small Cap Portfolio	—

	The Continental Small Company Series	—

	The Japanese Small Company Series	—

109

Funds of Funds	Underlying Funds	Percentage Ownership at 04/30/22

	The Asia Pacific Small Company Series	—

	The Canadian Small Company Series	—

	The Emerging Markets Small Cap Series	—

	The United Kingdom Small Company Series	—

DFA Global Real Estate Securities Portfolio*	DFA Real Estate Securities Portfolio	5%

	DFA International Real Estate Securities Portfolio	62%

World ex U.S. Value Portfolio	Dimensional Emerging Markets Value Fund	1%

	DFA International Small Cap Value Portfolio	—

	The DFA International Value Series	1%

World Core Equity Portfolio	U.S. Core Equity 1 Portfolio	2%

	International Core Equity Portfolio	1%

	Emerging Markets Core Equity Portfolio	—

Selectively Hedged Global Equity Portfolio	U.S. Core Equity 2 Portfolio	1%

	International Core Equity Portfolio	—

	Emerging Markets Core Equity Portfolio	—

*	DFA Global Real Estate Securities Portfolio invests in two Underlying Funds as indicated and securities listed on its Summary Schedule of Investments.

To achieve its investment objective, each Feeder Fund and Fund of Funds invests substantially all of its assets in corresponding Master and/or Underlying Funds as indicated above. The DFA Global Real Estate Securities Portfolio may pursue its investment objective by investing its assets in its Underlying Funds and/or directly in securities of companies in the real estate industry. Each Feeder Fund and Fund of Funds also invests in short-term temporary cash investments and futures. In addition, each Fund of Funds may engage in forward currency contracts.

The financial statements of the Feeder Funds’ Master Funds are included elsewhere in this report and should be read in conjunction with the financial statements of the Feeder Funds.

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

1. Security Valuation: The Portfolios use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

110

•	Level 3 – significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)

Securities held by Large Cap International Portfolio, International Core Equity Portfolio, DFA International Real Estate Securities Portfolio, DFA Global Real Estate Securities Portfolio, DFA International Small Cap Value Portfolio, International Vector Equity Portfolio, World ex U.S. Core Equity Portfolio, Emerging Markets Core Equity Portfolio, International High Relative Profitability Portfolio, Emerging Markets Targeted Value Portfolio and Emerging Markets ex China Core Equity Portfolio (the “International Equity Portfolios”), including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the International Equity Portfolios value the securities within the range of the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.

The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time at which the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the pricing of the International Equity Portfolios’ shares (at the close of the NYSE), the International Equity Portfolios will fair-value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the International Equity Portfolios’ foreign investments since the last calculated closing prices of the foreign investments on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors of the Fund has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios uses data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

Debt securities held by the Portfolios are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities that are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.

111

Listed derivatives, such as futures, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

Shares held by the Portfolios in other investment companies (such as the Master/Underlying Funds) are valued at their respective daily net asset values as reported by their administrator. The Feeder Funds’, International Small Company Portfolio’s, Global Small Company Portfolio’s and World ex U.S. Value Portfolio’s investments in series of either DFAITC or DEM reflect their proportionate interest in the net assets of such corresponding Master Fund(s). These valuations are classified as Level 1 in the hierarchy.

A summary of the inputs used to value the Portfolios’ investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Summary Schedule of Portfolio Holdings/Schedule of Investments (except for the Feeder Funds). The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Foreign Currency Translation: Securities and other assets and liabilities of the Portfolios whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and ask prices for the U.S. dollar as quoted by generally recognized reliable sources. To facilitate the translation, the Portfolios enter into foreign currency contracts. A foreign currency contract is a spot agreement between two parties to buy and sell currencies at current market exchange rates, for settlement generally within two business days. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement. The Portfolios also enter into forward currency contracts for the purpose of hedging against fluctuations in currency exchange rates. These contracts are marked-to-market daily based on daily forward exchange rates.

The International Equity Portfolios do not isolate the effect of foreign exchange rate fluctuations from the effect of fluctuations in the market prices of securities, whether realized or unrealized. However, the Selectively Hedged Global Equity Portfolio does isolate the effect of foreign currency rate fluctuations when determining the realized gain or loss upon the sale or maturity of foreign currency-denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for income tax reporting purposes.

Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the International Equity Portfolios and Selectively Hedged Global Equity Portfolio and the U.S. dollar equivalent amounts actually received or paid.

3. Deferred Compensation Plan: Each eligible Director of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/ Trustees’ Fees & Expenses.

The Directors may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the “Notice”) to defer the receipt of the Director’s deferred compensation until a date specified by such Director in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director’s first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director’s deferred

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fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date).

4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities/affiliated investment companies and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities and from the investment in affiliated investment companies that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities, using the effective interest method. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or the Portfolios are allocated using methods approved by the Board, generally based on average net assets.

Organizational costs are expensed during the fiscal year of inception of the Portfolios. Offering costs are amortized over a twelve-month period from the inception of the Portfolios.

Class R2 Shares and Institutional Class Shares have equal rights to assets and earnings of a Portfolio. Income, gains and losses, and common expenses of a Portfolio are allocated to each class of shares based on its relative net assets. Each class will bear its own class-specific expenses, if any.

The Feeder Funds, International Small Company Portfolio, Global Small Company Portfolio, and World ex U.S. Value Portfolio recognize their pro-rata shares of net investment income and realized and unrealized gains/losses on a daily basis from their respective Master Fund(s) within DFAITC or DEM, which are treated as partnerships for federal income tax purposes.

The Portfolios may be subject to taxes imposed by countries in which they invest with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Portfolios accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. Additionally, if there is a deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The Emerging Markets Portfolio, Emerging Markets Small Cap Portfolio, Emerging Markets Value Portfolio, World ex U.S. Core Portfolio, Emerging Markets Core Equity Portfolio, Emerging Markets Targeted Value Portfolio and Emerging Markets ex China Core Equity Portfolio are subject to tax on short-term and long-term capital gains for investments in India. Such taxes are accrued on a daily basis and due upon sale of individual securities.

C. Investment Advisor:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolios. For the six months ended April 30, 2022, the Portfolios’ investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

Large Cap International Portfolio	0.14%
International Core Equity Portfolio	0.20%
Global Small Company Portfolio	0.38	%*
International Small Company Portfolio	0.28	%*
Japanese Small Company Portfolio	0.38	%*
Asia Pacific Small Company Portfolio	0.38	%*
United Kingdom Small Company Portfolio	0.39	%*
Continental Small Company Portfolio	0.38	%*
DFA International Real Estate Securities Portfolio	0.24%
DFA Global Real Estate Securities Portfolio	0.20%

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DFA International Small Cap Value Portfolio	0.43%*
International Vector Equity Portfolio	0.33%*
International High Relative Profitability Portfolio	0.25%
World ex U.S. Value Portfolio	0.36%*
World ex U.S. Core Equity Portfolio	0.25%
World Core Equity Portfolio	0.22%
Selectively Hedged Global Equity Portfolio	0.24%
Emerging Markets Portfolio	0.29%
Emerging Markets Small Cap Portfolio	0.52%
Emerging Markets Value Portfolio	0.40%*
Emerging Markets Core Equity Portfolio	0.33%
Emerging Markets Targeted Value Portfolio	0.52%
Emerging Markets ex China Core Equity Portfolio	0.33%

*	Effective as of February 28, 2022, the management fees payable by the following Portfolios were reduced as follows:

	Management Fee Prior to February 28, 2022	Management Fee Effective February 28, 2022
Portfolio
Global Small Company Portfolio	0.40%	0.35%
International Small Company Portfolio	0.30%	0.25%
Japanese Small Company Portfolio	0.40%	0.35%
Asia Pacific Small Company Portfolio	0.40%	0.35%
United Kingdom Small Company Portfolio	0.40%	0.35%
Continental Small Company Portfolio	0.40%	0.35%
DFA International Small Cap Value Portfolio	0.45%	0.39%
International Vector Equity Portfolio	0.35%	0.30%
World ex U.S. Value Portfolio	0.37%	0.32%
Emerging Markets Value Portfolio	0.41%	0.38%

Pursuant to Amended and Restated Fee Waiver and/or Expense Assumption Agreements (each, a “Fee Waiver Agreement”), the Advisor has contractually agreed to waive certain fees, and in certain instances, assume certain expenses of the Portfolios, as described in the notes below. The Fee Waiver Agreements for the non-Feeder Funds, and a portion of the Fee Waiver Agreement for certain Feeder Funds below, will remain in effect through February 28, 2023, may only be terminated by the Fund’s Board of Directors prior to that date and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. The Fee Waiver Agreement with respect to the total management fees paid by the Feeder Funds, as described in the notes below, will remain in effect permanently, unless terminated by a Feeder Fund. During the six months ended April 30, 2022, the Portfolios had expense limits based on a percentage of average net assets on an annualized basis, and the Advisor recovered previously waived fees and/or assumed expenses (amounts in thousands), as listed below. The net amount of waived fees/expenses assumed (recovered previously waived fees/expenses assumed) during the six months ended April 30, 2022, and the previously waived fees/expenses assumed subject to future recovery by the Advisor as of April 30, 2022, are also reflected below (amounts in thousands). At any time that the Portfolio Expenses (defined below) of a class of a Portfolio are less than the applicable Expense Limitation Amount/Total Management Fee Limit listed below, the Advisor retains the right to recover fees previously waived and/or expenses previously assumed to the extent that the expense ratio following such recovery would be less than the Expense Limitation Amount/Total Management Fee Limit that was in place when such prior year fees were waived and/or expenses assumed, and less than the current Expense Limitation Amount/Total Management Fee Limit in place for the Portfolio. The Advisor, however, will not be reimbursed by a Feeder Portfolio in connection with its Permanent Fee Waiver. The Fund, on behalf of a Portfolio, is also not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery. With respect to the World ex U.S. Value Portfolio,

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World Core Equity Portfolio and Selectively Hedged Global Equity Portfolio, the Advisor shall also not be reimbursed for any management fees previously waived to offset a Portfolio’s proportionate share of the management fees paid by such Portfolio through its investment in other funds managed by the Advisor.

Institutional Class Shares	Expense Limitation Amount	Total Management Fee Limit	Recovery of Previously Waived Fees/ Expenses Assumed	Waived Fees/ Expenses Assumed	Previously Waived Fees/ Expenses Assumed Subject to Future Recovery
Large Cap International Portfolio (1)	0.24%	—	—	—	—
International Core Equity Portfolio (1)	0.30%	—	—	—	—
Global Small Company Portfolio (2)	0.42%	—	$1	$111	$573
International Small Company Portfolio (3)	0.45%	—	—	—	—
Japanese Small Company Portfolio (4)	0.42%	0.35%	—	174	—
Asia Pacific Small Company Portfolio (4)	0.42%	0.35%	—	178	—
United Kingdom Small Company Portfolio (4)	0.42%	0.35%	13	17	29
Continental Small Company Portfolio (4)	0.42%	0.35%	—	424	—
DFA International Real Estate Securities Portfolio (1)	0.29%	—	—	—	—
DFA Global Real Estate Securities Portfolio (5)	0.24%	—	68	4,541	26,640
International Vector Equity Portfolio (1)	0.60%	—	—	—	—
International High Relative Profitability Portfolio (2)	0.35%	—	—	—	—
World ex U.S. Value Portfolio (6)	0.60%	0.32%	—	262	—
World ex U.S. Core Equity Portfolio (7)	0.39%	—	—	—	—
World Core Equity Portfolio (8)	0.27%	0.22%	21	931	600
Selectively Hedged Global Equity Portfolio (9)	0.40%	0.24%	—	327	—
Emerging Markets Portfolio (10)	0.49%	0.29%	—	2,875	—
Emerging Markets Small Cap Portfolio (11)	—	0.52%	—	4,861	—
Emerging Markets Value Portfolio (11)	—	0.38%	—	6,316	—
Emerging Markets Core Equity Portfolio (1)	0.54%	—	—	—	—
Emerging Markets Targeted Value Portfolio (2)	0.85%	—	—	—	—
Emerging Markets ex China Core Equity Portfolio (2)	0.43%	—	—	—	—

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Institutional Class Shares	Expense Limitation Amount	Total Management Fee Limit	Recovery of Previously Waived Fees/ Expenses Assumed	Waived Fees/ Expenses Assumed	Previously Waived Fees/ Expenses Assumed Subject to Future Recovery
Class R2 Shares
Emerging Markets Value Portfolio (12)	0.96%	0.38%	—	$7	—

(1)

The Advisor has contractually agreed to waive all or a portion of its management fee and assume each Portfolio’s ordinary operating expenses (excluding the expenses a Portfolio incurs indirectly through investment in other investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of each Portfolio to the rates listed above as a percentage of average net assets on an annualized basis (the “Expense Limitation Amount”). The Fee Waiver Agreement for the Large Cap International Portfolio became effective on January 1, 2017. In addition, prior to January 1, 2017, the Advisor had contractually agreed to waive all or a portion of its management fee and assume each of the International Core Equity Portfolio’s and Emerging Markets Core Equity Portfolio’s Portfolio Expenses to the extent necessary to limit the Portfolio Expenses of each such Portfolio to 0.49% and 0.85%, respectively, as a percentage of average net assets on an annualized basis.

(2)

The Advisor has contractually agreed to waive all or a portion of its management fee and to assume the ordinary operating expenses of a class of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor, excluding money market funds, but excluding the expenses that the Portfolio incurs indirectly through its investment in unaffiliated investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”). Prior to February 28, 2022, the Expense Limitation Amount for the Global Small Company Portfolio was 0.47% of the average net assets of such class of the Portfolio on an annualized basis.

(3)

The Advisor has contractually agreed to waive all or a portion of its management fee and to assume the other direct expenses of a class of the Portfolio (excluding expenses incurred through its investment in other investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”).

(4)

Effective February 28, 2022, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of each Portfolio to the extent necessary to limit the total management fees paid to the Advisor by each Portfolio, including the proportionate share of the management fees a Portfolio pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in the Money Market Series, to 0.35% of the average net assets of a class of a Portfolio on an annualized basis (the “Permanent Fee Waiver”). From February 28, 2021 to February 27, 2022, the Permanent Fee Waiver Limit was 0.40%. From February 28, 2020 to February 27, 2021, the Permanent Fee Waiver Limit was 0.47%. From July 21, 2015 to February 27, 2020, the Permanent Fee Waiver Limit was 0.50%. In addition to the Permanent Fee Waiver, the Advisor has contractually agreed to further waive all or a portion of its management fee and to assume the other direct expenses of a class of each Portfolio (excluding expenses incurred through its investment in other investment companies managed by the Advisor) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of each class of a Portfolio to the rates listed above as a percentage of the average net assets of each class of such Portfolios on an annualized basis (the “Expense Limitation Amount”).

(5)

The Advisor has contractually agreed to waive all or a portion of its management fee and to assume the expenses of the Portfolio (including the expenses that the Portfolio bears as a shareholder of its Master/Underlying Funds but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in the Money Market Series and its investment in unaffiliated investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of the Portfolio to the rate listed above as a percentage of the Portfolio’s average net assets on an annualized basis (the “Expense Limitation Amount”).

(6)

Effective February 28, 2022, the Advisor has contractually agreed to waive up to the full amount of the Portfolio’s management fee of 0.32% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in its Master/Underlying Funds, except for the fees paid through its investment of securities lending cash collateral in the Money Market Series (the “Total Management Fee Limit”). From February 28, 2021 to February 27, 2022, the Total Management Fee Limit was 0.37%. From February 28, 2020 to February 27, 2021, the Total Management Fee Limit was 0.43%. Prior to February 28, 2020, the Total Management Fee Limit was 0.47%. In addition, under the Fee Waiver Agreement, the Advisor also has agreed to waive all or a portion of the management fee that remains payable by the Portfolio (i.e., the management fee remaining after the proportionate share of the Master/Underlying Funds’ management fees have been offset (the “Remaining Management Fee”)) to the extent necessary to reduce the Portfolio’s ordinary operating expenses (including expenses incurred through its investment in other investment companies but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in the Money Market Series) (“Portfolio Expenses”) to the rate listed above as a percentage of average net assets on an annualized basis (the “Expense Limitation Amount”). The maximum amount that may be waived to limit Portfolio Expenses is the amount of the Remaining Management Fee.

(7)

The Advisor has contractually agreed to waive all or a portion of its management fee and to assume the expenses of a class of the Portfolio (including the expenses that the Portfolio bears as a shareholder of its Master/ Underlying Funds but excluding the expenses that the Portfolio incurs indirectly through its investment of its securities lending cash collateral in the Money Market Series and its investment in unaffiliated investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”).

(8)

Effective February 28, 2021, the Advisor has contractually agreed to waive up to the full amount of the Portfolio’s management fee of 0.22% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in its Master/Underlying Funds, except for the fees paid through its investment of securities lending cash collateral in the Money Market Series (including the Portfolio’s proportionate share of any management fees that a Master/Underlying Fund paid through its investment in an affiliated cash management fund) (the “Total Management Fee Limit”). From February 28, 2020 to February 27, 2021, the Total Management Fee Limit

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was 0.27%. Prior to February 28, 2020, the Total Management Fee Limit was 0.30%. In addition, under the Fee Waiver Agreement, the Advisor has also agreed to assume the expenses of a class of the Portfolio to the extent necessary to reduce the ordinary operating expenses (including expenses incurred through its investment in other investment companies but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in the Money Market Series) (“Portfolio Expenses”) of a class of the Portfolio so that such Portfolio Expenses do not exceed the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”). From February 28, 2019 to February 27, 2021, the Expense Limitation Amount was 0.32% of the average net assets of such class of the Portfolio on an annualized basis. From June 27, 2014 to February 27, 2019, the Expense Limitation Amount was 0.35% of the average net assets of such class of the Portfolio on an annualized basis.

(9)

Effective February 28, 2021, the Advisor has contractually agreed to waive up to the full amount of the Portfolio’s management fee of 0.24% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in its Master/Underlying Funds, except for the fees paid through its investment of securities lending cash collateral in the Money Market Series (the “Total Management Fee Limit”). From February 28, 2020 to February 27, 2021, the Total Management Fee Limit was 0.28%. Prior to February 28, 2020, the Total Management Fee Limit was 0.30%. In addition, under the Fee Waiver Agreement, the Advisor has also agreed to waive all or a portion of the management fee and to assume the expenses of a class of the Portfolio to the extent necessary to reduce the ordinary operating expenses (including expenses incurred through its investment in other investment companies but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in the Money Market Series) (“Portfolio Expenses”) of the Portfolio to the rate listed above as a percentage of average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”).

(10)

Effective February 28, 2021, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of the Portfolio to the extent necessary to limit the total management fees paid to the Advisor by the Portfolio, including the proportionate share of the management fees the Portfolio pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in the Money Market Series, to 0.29% of the average net assets of a class of the Portfolio on an annualized basis (the “Permanent Fee Waiver”). From February 28, 2020 to February 27, 2021, the Permanent Fee Waiver Limit was 0.37%. From July 21, 2015 to February 27, 2020, the Permanent Fee Waiver Limit was 0.42%. Effective January 1, 2017, in addition to the Permanent Fee Waiver, the Advisor has contractually agreed to further waive all or a portion of its management fee and to assume the other direct expenses of a class of the Portfolio (excluding expenses incurred through its investment in other investment companies managed by the Advisor) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of each class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”).

(11)

Effective February 28, 2021 (February 28, 2022, with respect to the Emerging Markets Value Portfolio), the Advisor has contractually agreed to permanently waive all or a portion of the management fee of each Portfolio to the extent necessary to limit the total management fees paid to the Advisor by a Portfolio, including the proportionate share of the management fees a Portfolio pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in The DFA Short Term Investment Fund (the “Money Market Series”), to the rate listed above as a percentage of the average net assets of a class of a Portfolio on an annualized basis (the “Permanent Fee Waiver”). From February 28, 2021 to February 27, 2022, the Permanent Fee Waiver Limit for the Emerging Markets Value Portfolio was 0.41%. From February 28, 2020 to February 27, 2021, the Permanent Fee Waiver Limits for the Emerging Markets Small Cap Portfolio and Emerging Markets Value Portfolio were 0.60% and 0.45%, respectively. From July 21, 2015 to February 27, 2020, the Permanent Fee Waiver Limits for the Emerging Markets Small Cap Portfolio and Emerging Markets Value Portfolio were 0.65% and 0.50%, respectively.

(12)

Effective February 28, 2022, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of the Portfolio to the extent necessary to limit the total management fees paid to the Advisor by the Portfolio, including the proportionate share of the management fees the Portfolio pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in the Money Market Series, to 0.38% of the average net assets of a class of the Portfolio on an annualized basis (the “Permanent Fee Waiver”). From February 28, 2021 to February 27, 2022, the Permanent Fee Waiver Limit was 0.41%. From February 28, 2020 to February 27, 2021, the Permanent Fee Waiver Limit for the Emerging Markets Value Portfolio was 0.45%. From July 21, 2015 to February 27, 2020, the Permanent Fee Waiver Limit was 0.50%. In addition to the Permanent Fee Waiver, the Advisor has contractually agreed to assume the direct expenses of the Class R2 shares of the Portfolio (excluding management fees and custodian fees) to the extent necessary to limit the annualized expenses of the Class R2 shares of the Portfolio (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) to the rate listed above as a percentage of the average net assets of the Class R2 shares of the Portfolio (the “Annualized Expense Ratio”).

Earned Income Credit:

Additionally, Portfolios have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Portfolios’ custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of each Portfolio’s net assets. During the six months ended April 30, 2022, expenses reduced were as follows (amounts in thousands):

Fees Paid Indirectly
Large Cap International Portfolio	$1
International Core Equity Portfolio	(19)
DFA International Real Estate Securities Portfolio	(1)
DFA Global Real Estate Securities Portfolio	2
DFA International Small Cap Value Portfolio	(4)
World ex U.S. Core Equity Portfolio	1
Emerging Markets Core Equity Portfolio	(3)

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Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the six months ended April 30, 2022, the total related amount paid by the Fund to the CCO was $59 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statements of Operations.

D. Deferred Compensation:

As of April 30, 2022, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statements of Assets and Liabilities as follows (amounts in thousands):

Large Cap International Portfolio	$52
International Core Equity Portfolio	167
Global Small Company Portfolio	(—)
International Small Company Portfolio	159
Japanese Small Company Portfolio	8
Asia Pacific Small Company Portfolio	5
United Kingdom Small Company Portfolio	1
Continental Small Company Portfolio	3
DFA International Real Estate Securities Portfolio	39
DFA Global Real Estate Securities Portfolio	28
DFA International Small Cap Value Portfolio	227
International Vector Equity Portfolio	17
International High Relative Profitability Portfolio	(4)
World ex U.S. Value Portfolio	1
World ex U.S. Core Equity Portfolio	8
World Core Equity Portfolio	1
Selectively Hedged Global Equity Portfolio	2
Emerging Markets Portfolio	80
Emerging Markets Small Cap Portfolio	71
Emerging Markets Value Portfolio	317
Emerging Markets Core Equity Portfolio	204
Emerging Markets Targeted Value Portfolio	(—)
Emerging Markets ex China Core Equity Portfolio	(2)

E. Purchases and Sales of Securities:

For the six months ended April 30, 2022, the Portfolios’ transactions related to investment securities, other than short-term securities, in-kind redemptions and U.S. government securities (amounts in thousands), were as follows:

	Purchases	Sales
Large Cap International Portfolio	$326,230	$222,424
International Core Equity Portfolio	$2,392,098	$1,590,658
DFA International Real Estate Securities Portfolio	$427,486	$180,946
DFA Global Real Estate Securities Portfolio	$208,524	$42,652

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	Purchases	Sales
DFA International Small Cap Value Portfolio	$1,472,958	$1,610,902
International Vector Equity Portfolio	$391,618	$335,516
International High Relative Profitability Portfolio	$349,467	$177,162
World ex U.S. Core Equity Portfolio	$249,418	$250,948
Emerging Markets Core Equity Portfolio	$1,948,065	$1,482,996
Emerging Markets Targeted Value Portfolio	$25,189	$34,690
Emerging Markets ex China Core Equity Portfolio	$445,684	$60,380

There were no purchases or sales of long-term U.S. government securities.

For the six months ended April 30, 2022, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.

The amounts presented below may differ from the respective amounts presented in the corresponding Schedule of Investments/Summary Schedule of Portfolio Holdings, Statements of Assets and Liabilities or Statements of Operations due to rounding. The amounts are as follows (amounts in thousands):

	Balance at October 31, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at April 30, 2022	Shares as of April 30, 2022	Dividend Income	Capital Gain Distributions
Large Cap International Portfolio
The DFA Short Term Investment Fund	$301,125	$1,036,360	$878,443	$(20)	$(10)	$459,012	39,683	$238	—

Total	$301,125	$1,036,360	$878,443	$(20)	$(10)	$459,012	39,683	$238	—

International Core Equity Portfolio
The DFA Short Term Investment Fund	$1,595,008	$4,085,128	$3,303,544	$(328)	$49	$2,376,313	205,439	$1,383	—

Total	$1,595,008	$4,085,128	$3,303,544	$(328)	$49	$2,376,313	205,439	$1,383	—

Global Small Company Portfolio
U.S. Small Cap Portfolio	$58,397	$7,198	$3,876	$(247)	$(9,329)	$52,143	1,276	$267	$3,071

Total	$58,397	$7,198	$3,876	$(247)	$(9,329)	$52,143	1,276	$267	$3,071

DFA International Real Estate Securities Portfolio
The DFA Short Term Investment Fund	$310,546	$1,491,345	$1,479,770	$(109)	$(40)	$321,972	27,835	$143	—

Total	$310,546	$1,491,345	$1,479,770	$(109)	$(40)	$321,972	27,835	$143	—

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	Balance at October 31, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at April 30, 2022	Shares as of April 30, 2022	Dividend Income	Capital Gain Distributions
DFA Global Real Estate Securities Portfolio
DFA International Real Estate Securities Portfolio	$3,666,704	$438,982	$86,593	$(14,482)	$(551,409)	$3,453,202	803,070	$275,009	—
DFA Real Estate Securities Portfolio	839,611	—	281,193	176,743	(195,512)	539,649	11,467	10,870	$8,517
The DFA Short Term Investment Fund	217,045	840,164	973,275	60	(7)	83,987	7,261	126	—

Total	$4,723,360	$1,279,146	$1,341,061	$162,321	$(746,928)	$4,076,838	821,798	$286,005	$8,517

DFA International Small Cap Value Portfolio
The DFA Short Term Investment Fund	$383,591	$835,373	$700,319	$(39)	$19	$518,625	44,837	$323	—

Total	$383,591	$835,373	$700,319	$(39)	$19	$518,625	44,837	$323	—

International Vector Equity Portfolio
The DFA Short Term Investment Fund	$142,988	$442,041	$341,562	$(27)	$11	$243,451	21,047	$146	—

Total	$142,988	$442,041	$341,562	$(27)	$11	$243,451	21,047	$146	—

International High Relative Profitability Portfolio
The DFA Short Term Investment Fund	$96,296	$464,261	$420,213	$(9)	$(4)	$140,331	12,132	—	—

Total	$96,296	$464,261	$420,213	$(9)	$(4)	$140,331	12,132	—	—

World ex U.S. Value Portfolio
DFA International Small Cap Value Portfolio	$27,414	$1,250	$9,244	$677	$(3,450)	$16,647	841	$565	$194

Total	$27,414	$1,250	$9,244	$677	$(3,450)	$16,647	841	$565	$194

World ex U.S. Core Equity Portfolio
The DFA Short Term Investment Fund	$144,554	$406,507	$351,194	$(30)	—	$199,837	17,276	$121	—

Total	$144,554	$406,507	$351,194	$(30)	—	$199,837	17,276	$121	—

World Core Equity Portfolio
U.S. Core Equity 1 Portfolio	$643,173	$94,515	$73,123	$(1,421)	$(74,331)	$588,813	18,366	$3,604	$16,695
International Core Equity Portfolio	315,518	42,050	32,664	(553)	(38,462)	285,889	19,923	4,258	—
Emerging Markets Core Equity Portfolio	131,060	15,940	15,588	(404)	(12,358)	118,650	5,225	1,259	—

Total	$1,089,751	$152,505	$121,375	$(2,378)	$(125,151)	$993,352	43,514	$9,121	$16,695

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	Balance at October 31, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at April 30, 2022	Shares as of April 30, 2022	Dividend Income	Capital Gain Distributions
Selectively Hedged Global Equity Portfolio
U.S. Core Equity 2 Portfolio	$187,179	$12,723	$15,555	$313	$(22,715)	$161,945	5,558	$968	$6,687
International Core Equity Portfolio	93,920	7,783	10,893	716	(11,878)	79,648	5,550	1,237	—
Emerging Markets Core Equity Portfolio	62,856	6,062	9,559	460	(6,323)	53,496	2,356	587	—

Total	$343,955	$26,568	$36,007	$1,489	$(40,916)	$295,089	13,464	$2,792	$6,687

Emerging Markets Core Equity Portfolio
The DFA Short Term Investment Fund	$524,680	$1,195,903	$1,271,246	$(33)	$(42)	$449,262	38,840	$386	—

Total	$524,680	$1,195,903	$1,271,246	$(33)	$(42)	$449,262	38,840	$386	—

Emerging Markets Targeted Value Portfolio
The DFA Short Term Investment Fund	$3,070	$9,225	$10,850	$(1)	—	$1,444	125	—	—

Total	$3,070	$9,225	$10,850	$(1)	—	$1,444	125	—	—

Emerging Markets ex China Core Equity Portfolio
DFA Short Term Investment Fund	—	$10,480	$9,280	—	—	$1,200	104	$1	—

Total	—	$10,480	$9,280	—	—	$1,200	104	$1	—

F. Federal Income Taxes:

Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2021, can occur as a result of realized gains on securities considered to be “passive foreign investment companies,” non-deductible expenses, realized foreign capital gains tax, the use of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes, net foreign currency gains/losses, distributions received from real estate investment trusts and distribution redesignations, and were reclassified to the accounts mentioned above. These reclassifications had no effect on net assets or net asset value per share.

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The tax character of dividends and distributions declared and paid during the years ended October 31, 2020, and October 31, 2021, were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Tax Exempt Income	Total
Large Cap International Portfolio
2020	$119,035	—	—	$119,035
2021	144,492	—	—	144,492
International Core Equity Portfolio
2020	616,813	—	—	616,813
2021	761,635	—	—	761,635
Global Small Company Portfolio
2020	627	—	—	627
2021	727	—	—	727
International Small Company Portfolio
2020	251,539	$278,423	—	529,962
2021	220,133	—	—	220,133
Japanese Small Company Portfolio
2020	14,224	9,019	—	23,243
2021	10,581	—	—	10,581
Asia Pacific Small Company Portfolio
2020	14,178	—	—	14,178
2021	12,808	—	—	12,808
United Kingdom Small Company Portfolio
2020	969	1,478	—	2,447
2021	588	—	—	588
Continental Small Company Portfolio
2020	8,902	—	—	8,902
2021	13,462	—	—	13,462
DFA International Real Estate Securities Portfolio
2020	717,271	—	—	717,271
2021	—	—	—	—
DFA Global Real Estate Securities Portfolio
2020	509,001	90,019	—	599,020
2021	153,865	33,088	—	186,953
DFA International Small Cap Value Portfolio
2020	224,481	206,468	—	430,949
2021	258,254	—	—	258,254
International Vector Equity Portfolio
2020	57,641	—	—	57,641
2021	74,200	—	—	74,200
International High Relative Profitability Portfolio
2020	18,018	—	—	18,018
2021	43,180	—	—	43,180
World ex U.S. Value Portfolio
2020	6,579	—	—	6,579
2021	8,755	—	—	8,755

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	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Tax Exempt Income	Total
World ex U.S. Core Equity Portfolio
2020	$75,535	—	—	$75,535
2021	98,429	—	—	98,429
World Core Equity Portfolio
2020	14,888	$1,549	—	16,437
2021	16,210	—	—	16,210
Selectively Hedged Global Equity Portfolio
2020	9,635	—	—	9,635
2021	3,648	3,286	—	6,934
Emerging Markets Portfolio
2020	118,156	—	—	118,156
2021	122,695	—	—	122,695
Emerging Markets Small Cap Portfolio
2020	129,179	41,749	—	170,928
2021	128,503	—	—	128,503
Emerging Markets Value Portfolio
2020	442,052	—	—	442,052
2021	382,292	—	—	382,292
Emerging Markets Core Equity Portfolio
2020	585,760	—	—	585,760
2021	590,306	—	—	590,306
Emerging Markets Targeted Value Portfolio
2020	3,854	21	—	3,875
2021	4,500	—	—	4,500

The Emerging Markets ex China Core Equity Portfolio commenced operations on November 15, 2021, and did not pay any distributions for the years ended October 31, 2020 and October 31, 2021.

As of October 31, 2021, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the use of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
Large Cap International Portfolio	$ (6,059)	—	$(6,059)
International Core Equity Portfolio	(40,609)	—	(40,609)
Global Small Company Portfolio	(165)	$(59)	(224)
International Small Company Portfolio	(43,307)	(45,638)	(88,945)
Japanese Small Company Portfolio	(1,060)	(1,545)	(2,605)
Asia Pacific Small Company Portfolio	(1,655)	(2,324)	(3,979)
United Kingdom Small Company Portfolio	(111)	(88)	(199)
Continental Small Company Portfolio	(356)	—	(356)
DFA International Real Estate Securities Portfolio	(6,036)	—	(6,036)
DFA Global Real Estate Securities Portfolio	(8,798)	—	(8,798)

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	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
DFA International Small Cap Value Portfolio	$(32,335)	—	$(32,335)
International Vector Equity Portfolio	(8,670)	—	(8,670)
International High Relative Profitability Portfolio	(2,917)	—	(2,917)
World ex U.S. Value Portfolio	—	—	—
World ex U.S. Core Equity Portfolio	(4,928)	—	(4,928)
World Core Equity Portfolio	(300)	$ (797)	(1,097)
Selectively Hedged Global Equity Portfolio	(740)	(1,080)	(1,820)
Emerging Markets Portfolio	(14,565)	(31,396)	(45,961)
Emerging Markets Small Cap Portfolio	(23,056)	(15,794)	(38,850)
Emerging Markets Value Portfolio	(51,755)	—	(51,755)
Emerging Markets Core Equity Portfolio	(47,544)	—	(47,544)
Emerging Markets Targeted Value Portfolio	(1,223)	(2,056)	(3,279)

As of October 31, 2021, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforwards	Unrealized Appreciation (Depreciation)	Total Net Distributable Earnings (Accumulated Losses)
Large Cap International Portfolio	$40,692	—	$(384,020)	$2,009,082	$1,665,754
International Core Equity Portfolio	306,366	—	(1,265,730)	9,065,458	8,106,094
Global Small Company Portfolio	1,302	$1,952	—	19,576	22,830
International Small Company Portfolio	306,340	367,879	—	2,939,662	3,613,881
Japanese Small Company Portfolio	8,625	9,423	—	71,540	89,588
Asia Pacific Small Company Portfolio	13,486	26,996	—	46,304	86,786
United Kingdom Small Company Portfolio	609	742	—	4,745	6,096
Continental Small Company Portfolio	10,051	13,197	—	230,638	253,886
DFA International Real Estate Securities Portfolio	448,351	—	(537,282)	12,844	(76,087)
DFA Global Real Estate Securities Portfolio	50,047	96,158	—	2,417,397	2,563,602
DFA International Small Cap Value Portfolio	284,171	38,835	—	2,128,251	2,451,257
International Vector Equity Portfolio	39,502	68,984	—	943,294	1,051,780
International High Relative Profitability Portfolio	10,940	10,953	—	489,184	511,077
World ex U.S. Value Portfolio	3,321	—	(9,885)	45,894	39,330
World ex U.S. Core Equity Portfolio	23,587	—	(100,475)	978,330	901,442
World Core Equity Portfolio	—	8,329	—	385,030	393,359
Selectively Hedged Global Equity Portfolio	5,390	13,787	—	148,706	167,883
Emerging Markets Portfolio	21,567	214,849	—	2,444,325	2,680,741
Emerging Markets Small Cap Portfolio	155,079	93,645	—	1,020,899	1,269,623
Emerging Markets Value Portfolio	181,485	—	(1,710,597)	2,636,910	1,107,798
Emerging Markets Core Equity Portfolio	182,437	—	(2,148,189)	8,909,426	6,943,674
Emerging Markets Targeted Value Portfolio	10,796	10,941	—	42,666	64,403

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For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2021, the Portfolios had the following capital loss carryforwards available to offset future realized capital gains with no expiration date (amounts in thousands):

	Unlimited	Total
Large Cap International Portfolio	$384,020	$384,020
International Core Equity Portfolio	1,265,730	1,265,730
Global Small Company Portfolio	—	—
International Small Company Portfolio	—	—
Japanese Small Company Portfolio	—	—
Asia Pacific Small Company Portfolio	—	—
United Kingdom Small Company Portfolio	—	—
Continental Small Company Portfolio	—	—
DFA International Real Estate Securities Portfolio	537,282	537,282
DFA Global Real Estate Securities Portfolio	—	—
DFA International Small Cap Value Portfolio	—	—
International Vector Equity Portfolio	—	—
International High Relative Profitability Portfolio	—	—
World ex U.S. Value Portfolio	9,885	9,885
World ex U.S. Core Equity Portfolio	100,475	100,475
World Core Equity Portfolio	—	—
Selectively Hedged Global Equity Portfolio	—	—
Emerging Markets Portfolio	—	—
Emerging Markets Small Cap Portfolio	—	—
Emerging Markets Value Portfolio	1,710,597	1,710,597
Emerging Markets Core Equity Portfolio	2,148,189	2,148,189
Emerging Markets Targeted Value Portfolio	—	—

During the year ended October 31, 2021, the following Portfolios used the following capital loss carryforwards to offset realized capital gains for federal income tax purposes (amounts in thousands):

Large Cap International Portfolio	$101,782
International Core Equity Portfolio	272,686
Global Small Company Portfolio	254
International Small Company Portfolio	311,522
Japanese Small Company Portfolio	4,708
Asia Pacific Small Company Portfolio	17,670
United Kingdom Small Company Portfolio	55
Continental Small Company Portfolio	27,023

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DFA International Small Cap Value Portfolio	$427,289
International Vector Equity Portfolio	117,093
International High Relative Profitability Portfolio	26,305
World ex U.S. Value Portfolio	7,883
World ex U.S. Core Equity Portfolio	29,244
World Core Equity Portfolio	1,459
Emerging Markets Portfolio	149,571
Emerging Markets Small Cap Portfolio	395,108
Emerging Markets Value Portfolio	637,239
Emerging Markets Core Equity Portfolio	591,832

As of April 30, 2022, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Large Cap International Portfolio	$4,485,317	$1,636,249	$(303,679)	$1,332,570
International Core Equity Portfolio	28,670,552	7,945,025	(3,319,485)	4,625,540
Global Small Company Portfolio	83,927	5,683	(1,087)	4,596
International Small Company Portfolio	10,376,162	1,147,935	(180,311)	967,624
Japanese Small Company Portfolio	310,354	13,997	—	13,997
Asia Pacific Small Company Portfolio	345,280	5,763	—	5,763
United Kingdom Small Company Portfolio	26,731	—	(882)	(882)
Continental Small Company Portfolio	715,724	76,221	—	76,221
DFA International Real Estate Securities Portfolio	6,367,692	1,074,475	(766,017)	308,458
DFA Global Real Estate Securities Portfolio	8,583,487	2,239,925	(663,239)	1,576,686
DFA International Small Cap Value Portfolio	11,416,921	2,226,916	(1,599,249)	627,667
International Vector Equity Portfolio	3,130,030	776,865	(343,573)	433,292
International High Relative Profitability Portfolio	1,997,264	316,255	(140,373)	175,882
World ex U.S. Value Portfolio	178,233	25,085	—	25,085
World ex U.S. Core Equity Portfolio	3,336,243	926,776	(438,250)	488,526
World Core Equity Portfolio	733,961	281,938	—	281,938
Selectively Hedged Global Equity Portfolio	187,317	112,996	(129)	112,867
Emerging Markets Portfolio	3,223,869	1,771,403	—	1,771,403
Emerging Markets Small Cap Portfolio	3,905,875	613,599	—	613,599
Emerging Markets Value Portfolio	10,109,924	1,992,760	—	1,992,760
Emerging Markets Core Equity Portfolio	21,079,574	9,591,845	(3,342,726)	6,249,119
Emerging Markets Targeted Value Portfolio	191,357	45,258	(23,272)	21,986
Emerging Markets ex China Core Equity Portfolio	386,474	16,896	(43,996)	(27,100)

The difference between GAAP-basis and tax-basis unrealized gains (losses) can occur as a result of wash sales and net mark to market gains (losses) on regulated futures contracts, net mark-to-market gain/loss on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments.

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolios’ tax positions and has concluded that no additional provision for income tax is required in the Portfolios’

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financial statements. The Portfolios are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolios’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Capital Share Transactions:

The capital share transactions by class were as follows (amounts in thousands):

	Six Months Ended April 30, 2022		Year Ended October 31, 2021
	(Unaudited)
	Amount	Shares	Amount	Shares
Emerging Markets Value Portfolio
Class R2 Shares
Shares Issued	$1,990	64	$1,397	45
Shares Issued in Lieu of Cash Distributions	269	9	349	12
Shares Redeemed	(802)	(26)	(4,468)	(148)

Net Increase (Decrease) — Class R2 Shares	$1,457	47	$(2,722)	(91)

Institutional Class Shares
Shares Issued	$1,034,198	33,455	$1,801,928	58,072
Shares Issued in Lieu of Cash Distributions	248,535	8,110	368,063	12,127
Shares Redeemed	(1,889,629)	(60,820)	(5,470,382)	(175,490)

Net Increase (Decrease) — Institutional Class Shares	$(606,896)	(19,255)	$(3,300,391)	(105,291)

H. Financial Instruments:

In accordance with the Portfolios’ investment objectives and policies, the Portfolios may invest either directly or indirectly (through their investments in corresponding Master/Underlying Funds), in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolios may be inhibited.

Portfolios that have significant exposure to certain countries, such as the United Kingdom Small Company Portfolio’s Master Fund that concentrates investments in the United Kingdom, can be expected to be impacted by the political and economic conditions within such countries. For example, there is continuing uncertainty around the future of the euro and the European Union (EU) following the United Kingdom’s (UK) exit from the EU (referred to as “Brexit”). Brexit may cause greater market volatility and illiquidity, currency fluctuations, deterioration in economic activity, a decrease in business confidence, and increased likelihood of a recession in the UK. While it is not possible to determine the precise impact these events may have on the Portfolios, during this period and beyond, the impact on the UK, EU countries, other countries or parties that transact with the UK and EU, and the broader global economy could be significant and could adversely affect the value and liquidity of the Portfolios’ investments.

Derivative Financial Instruments:

Summarized below are the specific types of derivative instruments used by the Portfolios.

127

2. Forward Currency Contracts: The Portfolios listed below may enter into foreign currency exchange transactions, including foreign currency forward contracts, in connection with the settlement of foreign securities or to transfer cash balances from one currency to another currency. The Selectively Hedged Global Equity Portfolio may hedge some or all of the currency exposure of its foreign securities by entering into forward currency contracts. The decision to hedge the Selectively Hedged Global Equity Portfolio’s currency exposure with respect to a foreign market will be based primarily on the Portfolio’s existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Portfolio as an unrealized gain or loss, which is presented in the Statements of Operations as the change in unrealized appreciation or depreciation of forward currency contracts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statements of Operations as a net realized gain or loss on forward currency contracts. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.

3. Futures Contracts: Each Portfolio listed below may purchase or sell futures contracts and options on futures contracts for equity securities and indices to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Portfolio. The Selectively Hedged Global Equity Portfolio may also use futures contracts to hedge some or all of the currency exposure of its foreign securities. Upon entering into a futures contract, the Portfolios deposit cash or pledge U.S. Government securities to a broker in an amount equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Portfolios as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolios record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolio could lose more than the initial margin requirements. The Portfolios entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

Securities have been segregated as collateral for open futures contracts.

The average volume (based on the open positions at each fiscal month-end) of derivative activity for the six months ended April 30, 2022 was as follows (amounts in thousands):

	Forward Currency Contracts*	Futures**
Large Cap International Portfolio	$—	$80,165
International Core Equity Portfolio	—	297,412
International Small Company Portfolio	—	118,457
DFA International Real Estate Securities Portfolio	—	56,733
DFA International Small Cap Value Portfolio	—	192,479
International Vector Equity Portfolio	—	28,249
International High Relative Profitability Portfolio	—	8,683
World ex U.S. Core Equity Portfolio	—	32,902
Selectively Hedged Global Equity Portfolio	92,130	3,771
Emerging Markets Core Equity Portfolio	—	237,341
Emerging Markets Targeted Value Portfolio	—	1,541
Emerging Markets ex China Core Equity Portfolio	—	1,045

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*	Average amount of Currency Purchased/Sold in USD
**	Average Notional Value of futures contracts

The following is a summary of the Portfolios’ derivative instrument holdings categorized by primary risk exposure as of April 30, 2022 (amounts in thousands):

	Asset Derivatives Value
	Total Value at April 30, 2022	Forward Currency Contracts (1)
Selectively Hedged Global Equity Portfolio	$730	$730

	Liability Derivatives Value
	Total Value at April 30, 2022	Forward Currency Contracts (2)	Equity Contracts*,(3)
Large Cap International Portfolio	$(3,880)	—	$(3,880)
International Core Equity Portfolio	(8,505)	—	(8,505)
International Small Company Portfolio	(8,343)	—	(8,343)
DFA International Real Estate Securities Portfolio	(3,225)	—	(3,225)
DFA International Small Cap Value Portfolio	(8,611)	—	(8,611)
International Vector Equity Portfolio	(1,457)	—	(1,457)
World ex U.S. Core Equity Portfolio	(1,236)	—	(1,236)
Selectively Hedged Global Equity Portfolio	(218)	$(129)	(89)
Emerging Markets Core Equity Portfolio	(5,917)	—	(5,917)
Emerging Markets Targeted Value Portfolio	(41)	—	(41)
Emerging Markets ex China Core Equity Portfolio	(78)	—	(78)

(1)	Presented on Statements of Assets and Liabilities as Unrealized Gain on Forward Currency Contracts.
(2)	Presented on Statements of Assets and Liabilities as Unrealized Loss on Forward Currency Contracts.
(3)	Presented on Statements of Assets and Liabilities as Receivables or Payables: Futures Margin Variation.
*	Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s margin variation is reported within the Statements of Assets and Liabilities.

The following is a summary of the realized and change in unrealized gains and losses from the Portfolios’ derivative instrument holdings categorized by primary risk exposure for the six months ended April 30, 2022 (amounts in thousands):

	Realized Gain (Loss) on Derivatives
	Total	Forward Currency Contracts (1)	Equity Contracts (2)
Large Cap International Portfolio	$(2,209)	—	$(2,209)

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	Realized Gain (Loss) on Derivatives
	Total	Forward Currency Contracts (1)	Equity Contracts (2)
International Core Equity Portfolio	$(9,787)	—	$(9,787)
International Small Company Portfolio	(1,311)	—	(1,311)
DFA International Real Estate Securities Portfolio	1,002	—	1,002
DFA Global Real Estate Securities Portfolio	471	—	471 *
DFA International Small Cap Value Portfolio	(12,050)	—	(12,050)
International Vector Equity Portfolio	(151)	—	(151)
International High Relative Profitability Portfolio	(423)	—	(423)*
World ex U.S. Core Equity Portfolio	393	—	393
Selectively Hedged Global Equity Portfolio	5,339	$5,461	(122)
Emerging Markets Core Equity Portfolio	(11,549)	—	(11,549)
Emerging Markets Targeted Value Portfolio	5	—	5
Emerging Markets ex China Core Equity Portfolio	(268)	—	(268)

	Change in Unrealized Appreciation (Depreciation) on Derivatives
	Total	Forward Currency Contracts (3)	Equity Contracts (4)
Large Cap International Portfolio	$(5,513)	—	$(5,513)
International Core Equity Portfolio	(17,509)	—	(17,509)
International Small Company Portfolio	(10,484)	—	(10,484)
DFA International Real Estate Securities Portfolio	(4,634)	—	(4,634)
DFA International Small Cap Value Portfolio	(13,114)	—	(13,114)
International Vector Equity Portfolio	(2,282)	—	(2,282)
World ex U.S. Core Equity Portfolio	(2,270)	—	(2,270)
Selectively Hedged Global Equity Portfolio	63	$254	(191)
Emerging Markets Core Equity Portfolio	(13,971)	—	(13,971)
Emerging Markets Targeted Value Portfolio	(95)	—	(95)
Emerging Markets ex China Core Equity Portfolio	(77)	—	(77)

(1)	Presented on Statements of Operations as Net Realized Gain (Loss) on: Forward Currency Contracts.
(2)	Presented on Statements of Operations as Net Realized Gain (Loss) on: Futures.
(3)	Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) of: Forward Currency Contracts.
(4)	Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) of: Futures.
*	As of April 30, 2022, there were no futures contracts outstanding. During the six months ended April 30, 2022, the Portfolio had limited activity in futures contracts.

Offsetting of Derivative Assets and Derivative Liabilities

In order to better define its contractual rights and to secure rights that will help a Portfolio mitigate its counterparty risk, the Fund on behalf of applicable Portfolios entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund, on behalf of a Portfolio, and a counterparty that governs over-the-counter (OTC) derivatives and forward currency contracts and

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typically contains, among other things, provisions in the event of a default and/or termination event and may also include collateral posting items. Under an ISDA Master Agreement, a Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted, if any, and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

For financial reporting purposes, the Portfolios do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.

The following table presents the Portfolios’ gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Portfolios as of April 30, 2022 (amounts in thousands):

	Gross Amounts of Recognized Assets (a)	Net Amounts of Assets Presented in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities					Net Amounts of Liabilities Presented in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities
Description			Financial Instruments (b)	Non-Cash Collateral Received	Cash Collateral Received	Net Amount (c)	Gross Amounts of Recognized Liabilities (a)		Financial Instruments (d)	Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Amount (e)

	Assets						Liabilities

Selectively Hedged Global Equity Portfolio
UBS AG	$86	$86	—	—	—	$86	—	—	—	—	—	—
Citibank, N.A	9	9	—	—	—	9	—	—	—	—	—	—
Morgan Stanley and Co. International	16	16	—	—	—	16	—	—	—	—	—	—
State Street Bank and Trust	305	305	$(30)	—	—	275	$30	$30	$(30)	—	—	—
Bank of America Corp	52	52	(16)	—	—	36	16	16	(16)	—	—	—
Barclays Capital	240	240	(39)	—	—	201	39	39	(39)	—	—	—
HSBC Bank	23	23	(1)	—	—	22	1	1	(1)	—	—	—
JP Morgan	—	—	—	—	—	—	44	44	—	—	—	$44

Total	$731	$731	$(86)	—	—	$645	$130	$130	$(86)	—	—	$44

(a)	No amounts have been netted against the gross amounts recognized in the Statements of Assets and Liabilities.
(b)

Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.

(c)	Represents the net amount due from counterparties in the event of default.
(d)

Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.

(e)	Represents the net amount due to counterparties in the event of default.

I. Line of Credit and Interfund Lending Program:

The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 6, 2022, with its domestic custodian bank. A line of credit with similar terms was in effect through April 6, 2022. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the

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parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 5, 2023.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 2, 2022. A line of credit with similar terms was in effect through January 1, 2022. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 1, 2023.

For the six months ended April 30, 2022, borrowings by the following Portfolios under the lines of credit were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding*	Interest Expense Incurred	Maximum Amount Borrowed During the Period	Outstanding Borrowings as of 04/30/2022
Global Small Company Portfolio	0.87%	$142	19	—	$1,760	—
International Small Company Portfolio	1.08%	23,176	4	$3	27,039	—
DFA International Real Estate Securities Portfolio	1.08%	9,451	7	2	18,809	—
DFA Global Real Estate Securities Portfolio	0.94%	2,850	9	1	4,891	—
DFA International Small Cap Value Portfolio	0.83%	1,577	2	—	3,131	—
International High Relative Profitability Portfolio	0.96%	1,860	6	—	5,856	$12
World ex U.S. Value Portfolio	0.93%	383	12	—	1,071	—
World ex U.S. Core Equity Portfolio	0.89%	937	8	—	2,409	—
World Core Equity Portfolio	0.87%	936	81	2	8,065	—
Selectively Hedged Global Equity Portfolio	1.08%	2,051	4	—	2,051	—
Emerging Markets Core Equity Portfolio	1.08%	3,677	3	—	3,677	—
Emerging Markets Targeted Value Portfolio	0.83%	1,234	14	—	2,439	—
Emerging Markets ex China Core Equity Portfolio	0.94%	15,605	11	5	31,278	—

*	Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2022, that each Portfolio’s available line of credit was used.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Portfolios may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to

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each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.

The Portfolios did not use the interfund lending program during the six months ended April 30, 2022.

J. Affiliated Trades:

Cross trades for the six months ended April 30, 2022, if any, were executed by the Portfolios pursuant to procedures adopted by the Board of Directors of the Fund to ensure compliance with Rule 17a-7 under the Investment Company Act of 1940 (the “1940 Act”). Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment advisor (or affiliated investment advisors), common Directors and/or common Officers. At its regularly scheduled meetings, the CCO certifies to the Board that the 17a-7 transactions entered into by the Portfolios complied with the Rule 17a-7 Procedures adopted by the Board of Directors of the Fund.

For the six months ended April 30, 2022, cross trades by the Portfolios under Rule 17a-7 were as follows (amounts in thousands):

Portfolio	Purchases	Sales	Realized Gain (Loss)
Large Cap International Portfolio	$44,462	$23,229	$(5,088)
International Core Equity Portfolio	97,895	56,866	5,032
DFA Global Real Estate Securities Portfolio	26,487	—	—
DFA International Small Cap Value Portfolio	59,037	162,771	49,648
International Vector Equity Portfolio	19,856	60,853	21,376
International High Relative Profitability Portfolio	57,941	33,404	(1,381)
World ex U.S. Core Equity Portfolio	4,634	8,923	1,074
Emerging Markets Core Equity Portfolio	13,393	1,149	(68)
Emerging Markets Targeted Value Portfolio	61	49	6

K. Securities Lending:

As of April 30, 2022, some of the Portfolios had securities on loan to brokers/dealers, for which each such Portfolio received cash collateral. The Portfolios also received non-cash collateral consisting of short- and/or long-term U.S. Treasuries and U.S. government agency securities as follows (amounts in thousands):

Non-Cash Collateral Market Value
Large Cap International Portfolio	$26,874
International Core Equity Portfolio	304,257
DFA International Real Estate Securities Portfolio	13,049
DFA International Small Cap Value Portfolio	113,367
International Vector Equity Portfolio	48,672
International High Relative Profitability Portfolio	4,475
World ex U.S. Core Equity Portfolio	61,247

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Non-Cash Collateral Market Value
Emerging Markets Core Equity Portfolio	$1,159,402
Emerging Markets Targeted Value Portfolio	6,623
Emerging Markets ex China Core Equity Portfolio	160

Each Portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolio’s collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, a Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

Subject to their stated investment policies, each Portfolio with securities on loan will generally invest the cash collateral received for the loaned securities in the Money Market Series, an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. Each Portfolio also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, each Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2022 (amounts in thousands):

	Remaining Contractual Maturity of the Agreements As of April 30, 2022
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Large Cap International Portfolio
Common Stocks	$459,073	—	—	—	$459,073
International Core Equity Portfolio
Common Stocks, Rights/Warrants	2,376,675	—	—	—	2,376,675

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	Remaining Contractual Maturity of the Agreements As of April 30, 2022
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
DFA International Real Estate Securities Portfolio
Common Stocks	$322,195	—	—	—	$322,195
DFA Global Real Estate Securities Portfolio
Common Stocks	83,989	—	—	—	83,989
DFA International Small Cap Value Portfolio
Common Stocks	518,623	—	—	—	518,623
International Vector Equity Portfolio
Common Stocks, Rights/Warrants	243,461	—	—	—	243,461
International High Relative Profitability Portfolio
Common Stocks	140,348	—	—	—	140,348
World ex U.S. Core Equity Portfolio
Common Stocks	199,879	—	—	—	199,879
Emerging Markets Core Equity Portfolio
Common Stocks	449,356	—	—	—	449,356
Emerging Markets Targeted Value Portfolio
Common Stocks	1,446	—	—	—	1,446
Emerging Markets ex China Core Equity Portfolio
Common Stocks	1,200	—	—	—	1,200

L. Shareholder Servicing Fees:

The Class R2 Shares pay a shareholder servicing fee in an amount up to 0.25% of their annual average net assets to compensate service agents that provide shareholder servicing, record keeping, account maintenance and other services to investors in Emerging Markets Value Portfolio Class R2 Shares.

M. Indemnitees; Contractual Obligations:

Under the Fund’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

N. Recently Issued Accounting Standards and Regulations:

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs are effective for certain reference

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rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the Portfolios’ financial statements.

In October 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies. Rule 18f-4 (the “Derivatives Rule”) imposes limits on the amount of derivatives contracts the Portfolios could enter, eliminate the asset segregation framework currently used by the Portfolios to comply with Section 18 of the 1940 Act, and require funds whose use of derivatives is more than a limited specified exposure to establish and maintain a derivatives risk management program and appoint a derivatives risk manager. The Derivatives Rule became effective February 19, 2021 and the Portfolios are required to comply on August 19, 2022. Management is currently evaluating the effect, if any, the Derivatives Rule will have on the Portfolios.

On December 3, 2020, the SEC adopted new Rule 2a-5 (the “Valuation Rule”) under the Investment Company Act of 1940, establishing an updated regulatory framework for fund valuation. The Valuation Rule, in part, provides a framework for good faith fair value determination and permits a Board to designate fair value determinations to a fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Valuation Rule became effective on March 8, 2021, with a compliance date of September 8, 2022. Management is currently evaluating the Valuation Rule and its effect on the Portfolios.

O. Russia and Ukraine Conflict:

As a result of the conflict between Russia and Ukraine that began in February 2022, economic sanctions have been placed on Russia and certain of its citizens. It is uncertain how long the conflict, economic sanctions, and any resulting effect on global markets will continue. Management is currently evaluating the effect of these developments on the Portfolios.

P. Other:

As of April 30, 2022, the following number of shareholders held the following approximate percentages of the Portfolios’ outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

	Number of Shareholders	Approximate Percentage of Outstanding Shares
Large Cap International Portfolio-Institutional Class	4	75%
International Core Equity Portfolio-Institutional Class	4	72%
Global Small Company Portfolio-Institutional Class	4	95%
International Small Company Portfolio-Institutional Class	4	79%
Japanese Small Company Portfolio-Institutional Class	3	88%
Asia Pacific Small Company Portfolio-Institutional Class	2	92%
United Kingdom Small Company Portfolio-Institutional Class	4	95%
Continental Small Company Portfolio-Institutional Class	2	92%
DFA International Real Estate Securities Portfolio-Institutional Class	4	93%
DFA Global Real Estate Securities Portfolio-Institutional Class	3	69%
DFA International Small Cap Value Portfolio-Institutional Class	4	75%
International Vector Equity Portfolio-Institutional Class	3	84%
International High Relative Profitability Portfolio-Institutional Class	3	89%
World ex U.S. Value Portfolio-Institutional Class	6	90%
World ex U.S. Core Equity Portfolio-Institutional Class	3	75%
World Core Equity Portfolio-Institutional Class	5	86%
Selectively Hedged Global Equity Portfolio-Institutional Class	3	87%

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	Number of Shareholders	Approximate Percentage of Outstanding Shares
Emerging Markets Portfolio-Institutional Class	3	67%
Emerging Markets Small Cap Portfolio-Institutional Class	4	68%
Emerging Markets Value Portfolio-Class R2	1	97%
Emerging Markets Value Portfolio-Institutional Class	2	41%
Emerging Markets Core Equity Portfolio-Institutional Class	3	66%
Emerging Markets Targeted Value Portfolio-Institutional Class	3	91%
Emerging Markets ex China Core Equity Portfolio-Institutional Class	4	100%

The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business (for example, claw back litigation against former shareholders of portfolio companies that filed for bankruptcy, such as the now ended litigation involving The Tribune Company and the ongoing litigation involving Nine West). Although management currently believes that resolving claims against the Portfolios, individually or in aggregate, will not have a material adverse impact on the Portfolios’ financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

Q. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Portfolios through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

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RESULTS OF THE SHAREHOLDER MEETING

On December 29, 2021, DFA Investment Dimensions Group Inc. (“DFAIDG”) held a Special Joint Meeting of Shareholders for the purpose of considering and voting upon the election of Directors. Directors were elected by the shareholders of all series of DFAIDG, including each Portfolio that was operational as of the record date. The results of the voting were as follows:

DFAIDG

Proposal: Election of Directors*

	For Vote	Withhold Vote	Total Vote	% For Vote	% Withhold Vote	% Total Vote
1. Reena Aggarwal	9,921,508,370	63,420,976	9,984,929,347	99.36%	0.64%	100.00%
2. David P. Butler	9,883,286,256	101,643,091	9,984,929,347	98.98%	1.02%	100.00%
3. George M Constantinides	9,821,909,934	163,019,413	9,984,929,347	98.37%	1.63%	100.00%
4. Douglas W. Diamond	9,882,157,782	102,771,565	9,984,929,347	98.97%	1.03%	100.00%
5. Darrell Duffie	9,882,905,906	102,023,441	9,984,929,347	98.98%	1.02%	100.00%
6. Francis A. Longstaff	9,921,901,084	63,028,263	9,984,929,347	99.37%	0.63%	100.00%
7. Gerard K. O’Reilly	9,882,646,658	102,282,689	9,984,929,347	98.98%	1.02%	100.00%
8. Abbie J. Smith	9,830,541,976	154,387,371	9,984,929,347	98.45%	1.55%	100.00%
9. Heather E. Tookes	9,923,656,008	61,273,339	9,984,929,347	99.39%	0.61%	100.00%
10. Ingrid M. Werner	9,883,645,976	101,283,371	9,984,929,347	98.99%	1.01%	100.00%

*	Results are for all series within DFAIDG

DIMENSIONAL INVESTMENT GROUP INC.

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

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DISCLOSURE OF FUND EXPENSES

CONTINUED

Six Months Ended April 30, 2022

EXPENSE TABLE

	Beginning Account Value 11/01/21	Ending Account Value 04/30/22	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
DFA International Value Portfolio (2)
Actual Fund Return
Class R2 Shares	$1,000.00	$954.60	0.56%	$2.71
Institutional Class Shares	$1,000.00	$955.90	0.31%	$1.50
Hypothetical 5% Annual Return
Class R2 Shares	$1,000.00	$1,022.02	0.56%	$2.81
Institutional Class Shares	$1,000.00	$1,023.26	0.31%	$1.56

(1)

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six- month period.

(2)

The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the allocation of the Feeder Fund’s portion of the expenses of its Master Fund (Affiliated Investment Company).

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DIMENSIONAL INVESTMENT GROUP INC.

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For Dimensional Investment Group Inc., this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. Dimensional Investment Group Inc. filed its most recent Form N-PORT with the SEC on March 29, 2022. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement.

The categories of industry classification for the Affiliated Investment Company are represented in its Disclosure of Portfolio Holdings, which is included elsewhere in the report. Refer to the Summary Schedule of Portfolio Holdings for the underlying Affiliated Investment Company’s holdings, which reflect the investments by category.

FEEDER FUND

Affiliated Investment Company
DFA International Value Portfolio	100.0%

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DFA INTERNATIONAL VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The DFA International Value Series of The DFA Investment Trust Company	$8,471,207,818

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES	$8,471,207,818

Summary of the Portfolio’s Master Fund’s investments as of April 30, 2022, based on their valuation inputs, is located in this report (See Security Valuation Note).

See accompanying Notes to Financial Statements.

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DIMENSIONAL INVESTMENT GROUP INC.

STATEMENT OF ASSETS AND LIABILITIES

APRIL 30, 2022

(Unaudited)

(Amounts in thousands, except share and per share amounts)

DFA International Value Portfolio
ASSETS:
Investments in Affiliated Investment Company at Value	$8,471,208
Receivables:
Fund Shares Sold	7,286
Prepaid Expenses and Other Assets	175

Total Assets	8,478,669

LIABILITIES:
Payables:
Fund Shares Redeemed	5,380
Due to Advisor	363
Accrued Expenses and Other Liabilities	570

Total Liabilities	6,313

NET ASSETS	$8,472,356

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Class R2 Shares — based on net assets of $1,929 and shares outstanding of 104,632	$18.43

NUMBER OF SHARES AUTHORIZED	100,000,000

Institutional Class Shares — based on net assets of $8,470,427 and shares outstanding of 458,126,975	$18.49

NUMBER OF SHARES AUTHORIZED	1,500,000,000

NET ASSETS CONSIST OF:
Paid-In Capital	$7,929,777
Total Distributable Earnings (Loss)	542,579

NET ASSETS	$8,472,356

See accompanying Notes to Financial Statements.

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DIMENSIONAL INVESTMENT GROUP INC.

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2022

(Unaudited)

(Amounts in thousands)

DFA International Value Portfolio*
Investment Income
Net Investment Income Allocated from Affiliated Investment Companies:
Dividends (Net of Foreign Taxes Withheld of $17,956)	$181,118
Income from Securities Lending	1,547
Expenses Allocated from Affiliated Investment Companies	(8,804)

Total Net Investment Income Allocated and/or Distributions Received from Affiliated Investment Companies	173,861

Fund Expenses
Investment Management Fees	11,777
Accounting & Transfer Agent Fees	566
Shareholder Servicing Fees
Class R2 Shares	2
Filing Fees	62
Shareholders’ Reports	225
Directors’/Trustees’ Fees & Expenses	(37)
Professional Fees	20
Other	19

Total Fund Expenses	12,634

Fees Waived, Expenses Reimbursed by Advisor (Note C)
Class R2 Shares	2
Institutional Class Shares	8,328

Net Expenses	4,304

Net Investment Income (Loss)	169,557

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Transactions Allocated from Affiliated Investment Company**	173,338
Change in Unrealized Appreciation (Depreciation) of:
Transactions Allocated from Affiliated Investment Company	(728,758)

Net Realized and Unrealized Gain (Loss)	(555,420)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(385,863)

**	Net of foreign capital gain taxes withheld of $0.
*	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

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DIMENSIONAL INVESTMENT GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	DFA International Value Portfolio***
	Six Months Ended Apr 30, 2022	Year Ended Oct 31, 2021
	(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$169,557	$275,625
Net Realized Gain (Loss) on:
Transactions Allocated from Affiliated Investment Company*,**	173,338	377,980
Change in Unrealized Appreciation (Depreciation) of:
Transactions Allocated from Affiliated Investment Company	(728,758)	2,522,431

Net Increase (Decrease) in Net Assets Resulting from Operations	(385,863)	3,176,036

Distributions:
Class R2 Shares	(37)	(43)
Institutional Class Shares	(187,667)	(258,413)

Total Distributions	(187,704)	(258,456)

Capital Share Transactions (1):
Shares Issued	1,529,510	1,043,206
Shares Issued in Lieu of Cash Distributions	185,031	254,720
Shares Redeemed	(982,851)	(2,459,596)

Net Increase (Decrease) from Capital Share Transactions	731,690	(1,161,670)

Total Increase (Decrease) in Net Assets	158,123	1,755,910
Net Assets
Beginning of Period	8,314,233	6,558,323

End of Period	$8,472,356	$8,314,233

(1) Shares Issued and Redeemed:
Shares Issued	78,945	56,340
Shares Issued in Lieu of Cash Distributions	9,841	13,672
Shares Redeemed	(50,504)	(134,474)

Net Increase (Decrease) from Shares Issued and Redeemed	38,282	(64,462)

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2022 of $0.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2021 of $0.
***	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

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DIMENSIONAL INVESTMENT GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA International Value Portfolio-Class R2 Shares
	Six Months Ended Apr 30, 2022		Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017
	(Unaudited)
Net Asset Value, Beginning of Period	$19.74		$13.50	$17.13	$17.68	$19.89	$16.27

Income from Investment Operations (A)
Net Investment Income (Loss)	0.37		0.62	0.38	0.58	0.54	0.55
Net Gains (Losses) on Securities (Realized and Unrealized)	(1.26)		6.17	(3.61)	(0.10)	(2.21)	3.61

Total from Investment Operations	(0.89)		6.79	(3.23)	0.48	(1.67)	4.16

Less Distributions:
Net Investment Income	(0.38)		(0.55)	(0.40)	(0.51)	(0.54)	(0.54)
Net Realized Gains	(0.04)		—	—	(0.52)	—	—
Total Distributions	(0.42)		(0.55)	(0.40)	(1.03)	(0.54)	(0.54)

Net Asset Value, End of Period	$18.43		$19.74	$13.50	$17.13	$17.68	$19.89

Total Return	(4.54	%)(B)	50.55%	(19.08%)	3.13%	(8.59%)	25.99%

Net Assets, End of Period (thousands)	$1,929		$1,753	$835	$1,191	$1,477	$3,508
Ratio of Expenses to Average Net Assets (F)	0.56	%(C)	0.60%	0.65%	0.69%	0.68%	0.68%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor) (F)	0.76	%(C)	0.80%	0.85%	0.89%	0.88%	0.88%
Ratio of Net Investment Income to Average Net Assets	3.85	%(C)	3.31%	2.56%	3.43%	2.72%	3.07%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

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DIMENSIONAL INVESTMENT GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA International Value Portfolio-Institutional Class Shares
	Six Months Ended Apr 30, 2022		Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017
	(Unaudited)
Net Asset Value, Beginning of Period	$19.80		$13.54	$17.18	$17.74	$19.94	$16.30

Income from Investment Operations (A)
Net Investment Income (Loss)	0.39		0.62	0.38	0.63	0.60	0.56
Net Gains (Losses) on Securities (Realized and Unrealized)	(1.26)		6.23	(3.58)	(0.11)	(2.21)	3.66

Total from Investment Operations	(0.87)		6.85	(3.20)	0.52	(1.61)	4.22

Less Distributions:
Net Investment Income	(0.40)		(0.59)	(0.44)	(0.56)	(0.59)	(0.58)
Net Realized Gains	(0.04)		—	—	(0.52)	—	—

Total Distributions	(0.44)		(0.59)	(0.44)	(1.08)	(0.59)	(0.58)

Net Asset Value, End of Period	$18.49		$19.80	$13.54	$17.18	$17.74	$19.94

Total Return	(4.41	%)(B)	50.90%	(18.87%)	3.37%	(8.32%)	26.36%

Net Assets, End of Period (thousands)	$8,470,427		$8,312,480	$6,557,488	$9,173,478	$9,421,965	$9,837,631
Ratio of Expenses to Average Net Assets (F)	0.31	%(C)	0.36%	0.40%	0.44%	0.43%	0.43%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor) (F)	0.51	%(C)	0.56%	0.60%	0.64%	0.63%	0.63%
Ratio of Net Investment Income to Average Net Assets	4.07	%(C)	3.36%	2.57%	3.70%	3.01%	3.12%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

147

DIMENSIONAL INVESTMENT GROUP INC.

NOTES TO FINANCIAL STATEMENTS

(UNAUDITED)

A. Organization:

Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of eleven portfolios, one of which, the DFA International Value Portfolio (the "Portfolio"), is presented in this section of the report. The remaining operational portfolios are presented in separate reports. The Portfolio is an investment company, and accordingly, follows the accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Certification (“ASC”), Topic 946, “Financial Services-Investment Companies.”

The Portfolio invests substantially all of its assets in The DFA International Value Series (the “Series”), a corresponding series of The DFA Investment Trust Company. As of April 30, 2022, the Portfolio owned 71% of the Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

1. Security Valuation: The Portfolio uses a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The Portfolio’s investment reflects its proportionate interests in the net assets of the Series. The valuation is classified as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Portfolio may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.

A summary of the inputs used to value the Portfolio’s investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Schedule of Investments. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

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2. Deferred Compensation Plan: Each eligible Director of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/ Trustees’ Fees & Expenses.

The Directors may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the “Notice”) to defer the receipt of the Director’s deferred compensation until a date specified by such Director in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director’s first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date).

3. Other: The Portfolio recognizes its pro-rata share, on a daily basis, of net investment income and realized and unrealized gains and losses of investment securities from the Series, which is treated as a partnership for federal income tax purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolio estimates the character of received distributions that may be considered return of capital distributions. Expenses directly attributable to the Portfolio are directly charged. Common expenses of the Fund or the Portfolio are allocated using methods approved by the Board of Directors, generally based on average net assets.

Class R2 Shares and Institutional Class Shares have equal rights to assets and earnings of the Portfolio. Income, gains and losses, and common expenses of the Portfolio are allocated to each class of shares based on its relative net assets. Each class will bear its own class-specific expenses, if any.

C. Investment Advisor:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolio. For the six months ended April 30, 2022, the Portfolio’s investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

DFA International Value Portfolio	0.28	%*

*	Effective as of February 28, 2022, the management fee payable by the Portfolio was reduced from 0.30% to 0.25%.

Pursuant to an Amended and Restated Fee Waiver and/or Expense Assumption Agreement (the “Fee Waiver Agreement”), the Advisor has contractually agreed to waive certain fees, and in certain instances, assume certain expenses of the Portfolio, as described in the notes below. A portion of the Fee Waiver Agreement for the Portfolio will remain in effect through February 28, 2023, may only be terminated by the Fund’s Board of Directors prior to that date and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. The Fee Waiver Agreement with respect to the total management fees paid by the Portfolio, as described in the notes below, will remain in effect permanently, unless terminated by the Portfolio. During the six months ended April 30, 2022, the Portfolio had expense limits based on a percentage of average net assets on an annualized basis, and the Advisor recovered previously waived fees and/or assumed expenses (amounts in thousands), as listed below. The net amount of waived fees/expenses assumed (recovered previously waived fees/expenses assumed) during the six months ended April 30, 2022, and the previously waived fees/expenses assumed subject to future recovery by the

149

Advisor as of April 30, 2022, are also reflected below (amounts in thousands). At any time that the Annualized Expense Ratio (defined below) of the Class R2 shares of the Portfolio are less than the Expense Limitation Amount listed below, the Advisor retains the right to recover fees previously waived and/or expenses previously assumed to the extent that the expense ratio following such recovery would be less than the Expense Limitation Amount that was in place when such prior year fees were waived and/or expenses assumed, and less than the current Expense Limitation Amount for the Portfolio. The Advisor, however, will not be reimbursed by the Portfolio in connection with its Permanent Fee Waiver. The Fund, on behalf of the Portfolio, is also not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery.

Institutional Class Shares	Expense Limitation Amount	Total Management Fee Limit	Recovery of Previously Waived Fees/ Expenses Assumed	Waived Fees/ Expenses Assumed	Previously Waived Fees/ Expenses Assumed Subject to Future Recovery
DFA International Value Portfolio (1)	—	0.25%	—	$8,328	—

Class R2 Shares
DFA International Value Portfolio (2)	0.79%	0.25%	—	2	—

(1)

Effective February 28, 2022, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of the Portfolio to the extent necessary to limit the total management fees paid to the Advisor by the Portfolio, including the proportionate share of the management fees the Portfolio pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in The DFA Short Term Investment Fund, to the rate listed above as a percentage of the average net assets of the Institutional Class of the Portfolio on an annualized basis (the "Permanent Fee Waiver"). From February 28, 2021 to February 27, 2022, the Permanent Fee Waiver Limit was 0.30%. From February 28, 2020 to February 27, 2021, the Permanent Fee Waiver Limit was 0.35%. From July 21, 2015 to February 27, 2020, the Permanent Fee Waiver Limit was 0.40%.

(2)

Effective February 28, 2022, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of the DFA International Value Portfolio to the extent necessary to limit the total management fees paid to the Advisor by the Portfolio, including the proportionate share of the management fees the Portfolio pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in The DFA Short Term Investment Fund, to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the “Permanent Fee Waiver”). From February 28, 2021 to February 27, 2022, the Permanent Fee Waiver Limit was 0.30%. From February 28, 2020 to February 27, 2021, the Permanent Fee Waiver Limit was 0.35%. From July 21, 2015 to February 27, 2020, the Permanent Fee Waiver Limit was 0.40%. In addition to the Permanent Fee Waiver, the Advisor has contractually agreed (including for the time period prior to July 21, 2015) to assume the direct expenses of Class R2 shares of the Portfolio (excluding management fees and custodian fees), to the extent necessary to limit the annualized expenses of Class R2 shares of the Portfolio (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) to the rate listed above (the “Annualized Expense Ratio”).

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the six months ended April 30, 2022, the total related amounts paid by the Fund to the CCO were $9 (in thousands). The total related amounts paid by the Portfolio are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

As of April 30, 2022, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amount in thousands):

DFA International Value Portfolio	$142

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E. Federal Income Taxes:

The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings, undistributed net investment income, accumulated net realized gains or losses, or unrealized appreciation, as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2021, can occur as a result of realized gains on securities considered to be “passive foreign investment companies”, net foreign currency gains/losses, and foreign capital gains tax reclass, and were reclassified to the accounts mentioned above. These reclassifications had no effect on net assets or net asset value per share.

The tax character of dividends and distributions declared and paid during the years ended October 31, 2020, and October 31, 2021, were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Tax Exempt Income	Total
DFA International Value Portfolio
2020	$226,443	—	—	$226,443
2021	258,456	—	—	258,456

As of October 31, 2021, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the use of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
DFA International Value Portfolio	$(2,374)	—	$(2,374)

As of October 31, 2021, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Unrealized Appreciation (Depreciation)	Total Net Distributable Earnings (Accumulated Losses)
DFA International Value Portfolio	$109,693	—	$1,006,924	$1,116,617

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of April 30, 2022, the Portfolio did not have capital loss carryforwards available to offset future realized capital gains.

During the year ended October 31, 2021, the Portfolio used the following capital loss carryforwards to offset realized capital gains for federal income tax purposes (amount in thousands):

DFA International Value Portfolio	$349,633

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As of April 30, 2022, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
DFA International Value Portfolio	$8,166,983	$354,395	—	$354,395

The difference between GAAP-basis and tax-basis unrealized gains (losses) can occur as a result of wash sales and net mark to market gains (losses) on regulated futures contracts, net mark-to-market gain/loss on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments.

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolio’s tax positions and has concluded that no additional provision for income tax is required in the Portfolio’s financial statements. The Portfolio is not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolio’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

F. Capital Share Transactions:

The capital share transactions by class were as follows (amounts in thousands):

	Six Months Ended April 30, 2022		Year Ended October 31, 2021
	(Unaudited)
	Amount	Shares	Amount	Shares
DFA International Value Portfolio
Class R2 Shares
Shares Issued	$587	30	$1,954	104
Shares Issued in Lieu of Cash Distributions	38	2	43	2
Shares Redeemed	(315)	(16)	(1,495)	(80)

Net Increase (Decrease) — Class R2 Shares	$310	16	$502	26

Institutional Class Shares
Shares Issued	$1,528,923	78,915	$1,041,251	56,236
Shares Issued in Lieu of Cash Distributions	184,993	9,839	254,677	13,670
Shares Redeemed	(982,536)	(50,488)	(2,458,101)	(134,394)

Net Increase (Decrease) — Institutional Class Shares	$731,380	38,266	$(1,162,173)	(64,488)

G. Shareholder Servicing Fees:

The Class R2 Shares pay a shareholder servicing fee in an amount up to 0.25% of their annual average net assets to compensate service agents that provide shareholder servicing, record keeping, account maintenance and other services to investors in the DFA International Value Portfolio’s Class R2 Shares.

H. Indemnitees; Contractual Obligations:

Under the Fund’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

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In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

I. Recently Issued Accounting Standards and Regulations:

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the Portfolio’s financial statements.

In October 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies. Rule 18f-4 (the “Derivatives Rule”) imposes limits on the amount of derivatives contracts the Portfolio could enter, eliminate the asset segregation framework currently used by the Portfolio to comply with Section 18 of the 1940 Act, and require funds whose use of derivatives is more than a limited specified exposure to establish and maintain a derivatives risk management program and appoint a derivatives risk manager. The Derivatives Rule became effective February 19, 2021 and the Portfolio is required to comply on August 19, 2022. Management is currently evaluating the effect, if any, the Derivatives Rule will have on the Portfolio.

On December 3, 2020, the SEC adopted new Rule 2a-5 (the "Valuation Rule”) under the Investment Company Act of 1940, establishing an updated regulatory framework for fund valuation. The Valuation Rule, in part, provides a framework for good faith fair value determination and permits a Board to designate fair value determinations to a fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Valuation Rule became effective on March 8, 2021, with a compliance date of September 8, 2022. Management is currently evaluating the Valuation Rule and its effect on the Portfolio.

J. Russia and Ukraine Conflict:

As a result of the conflict between Russia and Ukraine that began in February 2022, economic sanctions have been placed on Russia and certain of its citizens. It is uncertain how long the conflict, economic sanctions, and any resulting effect on global markets will continue. Management is currently evaluating the effect of these developments on the Portfolio.

K. Other:

As of April 30, 2022, the following number of shareholders held the following approximate percentages of the Portfolio’s outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

	Number of Shareholders	Approximate Percentage of Outstanding Shares
DFA International Value Portfolio-Class R2	6	97%
DFA International Value Portfolio-Institutional Class	4	71%

The Portfolio is subject to claims and suits that arise from time to time in the ordinary course of business (for example, claw back litigation against former shareholders of portfolio companies that filed for bankruptcy, such as the now ended litigation involving The Tribune Company and the ongoing litigation involving Nine West). Although

153

management currently believes that resolving claims against the Portfolio, individually or in aggregate, will not have a material adverse impact on the Portfolio’s financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

L. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Portfolio through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

154

RESULTS OF THE SHAREHOLDER MEETING

On December 29, 2021, Dimensional Investment Group Inc. (“DIG”) held a Special Joint Meeting of Shareholders for the purpose of considering and voting upon the election of Directors. Directors were elected by the shareholders of all series of DIG, including the Portfolio. The results of the voting were as follows:

DIG

Proposal: Election of Directors*

	For Vote	Withhold Vote	Total Vote	% For Vote	% Withhold Vote	% Total Vote
1. Reena Aggarwal	670,675,676	4,853,187	675,528,863	99.28%	0.72%	100.00%
2. David P. Butler	670,412,079	5,116,784	675,528,863	99.24%	0.76%	100.00%
3. George M Constantinides	667,473,344	8,055,519	675,528,863	98.81%	1.19%	100.00%
4. Douglas W. Diamond	670,102,186	5,426,677	675,528,863	99.20%	0.80%	100.00%
5. Darrell Duffie	670,307,396	5,221,467	675,528,863	99.23%	0.77%	100.00%
6. Francis A. Longstaff	670,676,753	4,852,110	675,528,863	99.28%	0.72%	100.00%
7. Gerard K. O’Reilly	670,543,896	4,984,967	675,528,863	99.26%	0.74%	100.00%
8. Abbie J. Smith	668,026,571	7,502,292	675,528,863	98.89%	1.11%	100.00%
9. Heather E. Tookes	670,812,115	4,716,748	675,528,863	99.30%	0.70%	100.00%
10. Ingrid M. Werner	671,092,724	4,436,139	675,528,863	99.34%	0.66%	100.00%

*	Results are for all series within DIG

THE DFA INVESTMENT TRUST COMPANY

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

Six Months Ended April 30, 2022

EXPENSE TABLES

	Beginning Account Value 11/01/21	Ending Account Value 04/30/22	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
The DFA International Value Series
Actual Fund Return	$1,000.00	$956.20	0.21%	$1.02
Hypothetical 5% Annual Return	$1,000.00	$1,023.75	0.21%	$1.05
The Japanese Small Company Series
Actual Fund Return	$1,000.00	$824.60	0.12%	$0.54
Hypothetical 5% Annual Return	$1,000.00	$1,024.20	0.12%	$0.60

DISCLOSURE OF FUND EXPENSES

CONTINUED

	Beginning Account Value 11/01/21	Ending Account Value 04/30/22	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
The Asia Pacific Small Company Series
Actual Fund Return	$1,000.00	$911.20	0.12%	$0.57
Hypothetical 5% Annual Return	$1,000.00	$1,024.20	0.12%	$0.60
The United Kingdom Small Company Series
Actual Fund Return	$1,000.00	$820.00	0.11%	$0.50
Hypothetical 5% Annual Return	$1,000.00	$1,024.25	0.11%	$0.55
The Continental Small Company Series
Actual Fund Return	$1,000.00	$847.00	0.12%	$0.55
Hypothetical 5% Annual Return	$1,000.00	$1,024.20	0.12%	$0.60
The Canadian Small Company Series
Actual Fund Return	$1,000.00	$997.70	0.11%	$0.54
Hypothetical 5% Annual Return	$1,000.00	$1,024.25	0.11%	$0.55
The Emerging Markets Series
Actual Fund Return	$1,000.00	$906.80	0.15%	$0.71
Hypothetical 5% Annual Return	$1,000.00	$1,024.05	0.15%	$0.75
The Emerging Markets Small Cap Series
Actual Fund Return	$1,000.00	$918.50	0.26%	$1.24
Hypothetical 5% Annual Return	$1,000.00	$1,023.51	0.26%	$1.30

(1)

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

THE DFA INVESTMENT TRUST COMPANY

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For The DFA Investment Trust Company, this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-PORT with the SEC on March 29, 2022. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

SEC regulations permit a fund to include in its reports to shareholders a “Summary Schedule of Portfolio Holdings” in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund’s 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund’s net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

INTERNATIONAL EQUITY PORTFOLIOS

The DFA International Value Series
Communication Services	4.7%
Consumer Discretionary	11.4%
Consumer Staples	4.6%
Energy	15.7%
Financials	28.6%
Health Care	5.8%
Industrials	10.8%
Information Technology	1.1%
Materials	13.7%
Real Estate	2.4%
Utilities	1.2%

100.0%

The Japanese Small Company Series
Communication Services	2.8%
Consumer Discretionary	14.5%
Consumer Staples	7.8%
Energy	1.0%
Financials	9.1%
Health Care	4.7%
Industrials	29.3%
Information Technology	15.4%
Materials	12.4%
Real Estate	1.4%
Utilities	1.6%

100.0%

The Asia Pacific Small Company Series
Communication Services	5.5%
Consumer Discretionary	17.3%
Consumer Staples	8.7%
Energy	5.2%
Financials	12.5%
Health Care	5.1%
Industrials	11.0%
Information Technology	9.0%
Materials	18.2%
Real Estate	6.8%
Utilities	0.7%

100.0%

DISCLOSURE OF PORTFOLIO HOLDINGS

CONTINUED

The United Kingdom Small Company Series
Communication Services	3.0%
Consumer Discretionary	16.6%
Consumer Staples	7.8%
Energy	3.7%
Financials	18.2%
Health Care	3.7%
Industrials	25.1%
Information Technology	7.7%
Materials	6.2%
Real Estate	3.8%
Utilities	4.2%

100.0%

The Continental Small Company Series
Communication Services	4.7%
Consumer Discretionary	9.1%
Consumer Staples	4.0%
Energy	3.4%
Financials	15.3%
Health Care	5.9%
Industrials	26.9%
Information Technology	10.5%
Materials	9.2%
Real Estate	5.9%
Utilities	5.1%

100.0%

The Canadian Small Company Series
Communication Services	1.3%
Consumer Discretionary	5.3%
Consumer Staples	4.7%
Energy	25.1%
Financials	9.2%
Health Care	1.6%
Industrials	11.2%
Information Technology	2.4%
Materials	27.6%
Real Estate	3.2%
Utilities	8.4%

100.0%

The Emerging Markets Series
Communication Services	9.4%
Consumer Discretionary	10.2%
Consumer Staples	6.4%
Energy	5.0%
Financials	21.1%
Health Care	3.5%
Industrials	7.2%
Information Technology	19.6%
Materials	12.3%
Real Estate	2.4%
Utilities	2.9%

100.0%

The Emerging Markets Small Cap Series
Communication Services	3.6%
Consumer Discretionary	13.0%
Consumer Staples	6.6%
Energy	2.2%
Financials	8.8%
Health Care	7.8%
Industrials	15.4%
Information Technology	16.2%
Materials	14.5%
Real Estate	6.8%
Utilities	5.1%

100.0%

THE DFA INTERNATIONAL VALUE SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2022

(Unaudited)

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (92.5%)
AUSTRALIA — (6.8%)
Australia & New Zealand Banking Group Ltd.	6,888,410	$131,080,846	1.1%
National Australia Bank Ltd.	5,345,044	122,020,269	1.0%
Westpac Banking Corp.	7,869,029	131,727,453	1.1%
Other Securities		463,592,935	3.9%

TOTAL AUSTRALIA		848,421,503	7.1%

AUSTRIA — (0.1%)
Other Securities		11,747,317	0.1%

BELGIUM — (0.6%)
Other Securities		72,051,851	0.6%

CANADA — (11.0%)
Bank of Montreal	1,770	187,671	0.0%
# Bank of Montreal	1,331,345	141,175,824	1.2%
Bank of Nova Scotia	495,702	31,390,151	0.3%
# Bank of Nova Scotia	1,698,160	107,527,491	0.9%
Canadian Imperial Bank of Commerce	723,497	79,983,687	0.7%
Canadian Natural Resources Ltd.	252,950	15,655,668	0.1%
Canadian Natural Resources Ltd.	3,058,625	189,237,129	1.6%
# Fairfax Financial Holdings Ltd.	97,836	53,757,442	0.5%
Nutrien Ltd.	944,511	92,798,186	0.8%
Suncor Energy, Inc.	1,689,809	60,731,735	0.5%
Teck Resources Ltd., Class B	1,439,855	56,816,678	0.5%
Other Securities		539,236,474	4.4%

TOTAL CANADA		1,368,498,136	11.5%

CHINA — (0.0%)
Other Security		5,078,444	0.0%

DENMARK — (1.7%)
Other Securities		208,840,317	1.8%

FINLAND — (0.9%)
Other Securities		110,933,704	0.9%

FRANCE — (9.2%)
BNP Paribas SA	1,819,966	94,367,738	0.8%
Carrefour SA	2,495,917	52,932,324	0.5%
Cie de Saint-Gobain	1,784,858	104,125,332	0.9%
Cie Generale des Etablissements Michelin SCA	630,250	78,062,712	0.7%
Orange SA	5,978,647	71,178,162	0.6%
# Sanofi	682,839	72,172,588	0.6%
# TotalEnergies SE	6,840,726	335,899,931	2.8%
Other Securities		341,674,812	2.8%

TOTAL FRANCE		1,150,413,599	9.7%

GERMANY — (6.7%)
Allianz SE	551,464	124,429,074	1.0%

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
GERMANY — (Continued)
BASF SE	1,264,933	$66,615,131	0.6%
Bayer AG	880,173	57,977,911	0.5%
Bayerische Motoren Werke AG	1,003,964	81,989,489	0.7%
Mercedes-Benz Group AG	2,568,275	179,268,593	1.5%
Other Securities		320,970,870	2.7%

TOTAL GERMANY		831,251,068	7.0%

HONG KONG — (2.1%)
CK Hutchison Holdings Ltd.	7,657,984	53,743,172	0.5%
Other Securities		209,561,277	1.7%

TOTAL HONG KONG		263,304,449	2.2%

IRELAND — (0.3%)
Other Securities		37,874,285	0.3%

ISRAEL — (0.4%)
Other Securities		49,425,337	0.4%

ITALY — (1.7%)
Other Securities		216,926,261	1.8%

JAPAN — (18.2%)
Honda Motor Co. Ltd.	3,522,000	92,641,105	0.8%
Mitsubishi Corp.	1,817,600	61,026,864	0.5%
Mitsubishi UFJ Financial Group, Inc.	10,193,750	59,260,072	0.5%
SoftBank Group Corp.	1,790,880	73,659,314	0.6%
Takeda Pharmaceutical Co. Ltd.	2,595,871	75,323,149	0.6%
Toyota Motor Corp.	12,538,150	214,824,973	1.8%
Other Securities		1,689,378,556	14.2%

TOTAL JAPAN		2,266,114,033	19.0%

NETHERLANDS — (3.2%)
Koninklijke Ahold Delhaize NV	4,054,901	119,603,221	1.0%
Other Securities		284,332,873	2.4%

TOTAL NETHERLANDS.		403,936,094	3.4%

NEW ZEALAND — (0.2%)
Other Securities		27,339,899	0.2%

NORWAY — (1.0%)
Other Securities		128,268,016	1.1%

PORTUGAL — (0.1%)
Other Securities		10,103,211	0.1%

SINGAPORE — (0.9%)
Other Securities		107,479,477	0.9%

SPAIN — (1.7%)
# Banco Santander SA	42,993,563	125,642,164	1.1%
Other Securities		82,785,519	0.7%

TOTAL SPAIN		208,427,683	1.8%

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SWEDEN — (2.5%)
Other Securities		$307,180,305	2.6%

SWITZERLAND — (8.4%)
Cie Financiere Richemont SA, Class A	672,104	78,092,224	0.7%
Novartis AG	1,706,093	150,766,145	1.3%
Novartis AG, Sponsored ADR	1,587,470	139,744,984	1.2%
UBS Group AG	6,030,163	102,371,853	0.9%
#* UBS Group AG	1,233,581	20,773,504	0.2%
Zurich Insurance Group AG	344,357	156,775,244	1.3%
Other Securities		400,894,249	3.2%

TOTAL SWITZERLAND		1,049,418,203	8.8%

UNITED KINGDOM — (14.8%)
Anglo American PLC	1,391,761	61,642,448	0.5%
Aviva PLC	13,916,649	74,664,574	0.6%
# Barclays PLC, Sponsored ADR	7,035,082	52,411,361	0.4%
BP PLC	7,690,578	37,128,522	0.3%
BP PLC, Sponsored ADR	6,418,588	184,341,847	1.6%
British American Tobacco PLC	3,024,009	126,743,322	1.1%
# British American Tobacco PLC, Sponsored ADR	838,885	35,048,615	0.3%
Glencore PLC	23,897,614	147,249,074	1.2%
HSBC Holdings PLC	13,535,003	84,581,974	0.7%
# HSBC Holdings PLC, Sponsored ADR	2,324,211	72,073,783	0.6%
Lloyds Banking Group PLC	164,752,825	93,573,456	0.8%
Shell PLC	283,225	7,603,428	0.1%
Shell PLC, Sponsored ADR	8,977,105	479,646,720	4.0%
Vodafone Group PLC	58,351,986	88,342,512	0.7%
# Vodafone Group PLC, Sponsored ADR	4,011,201	60,930,147	0.5%
Other Securities		246,587,943	2.1%

TOTAL UNITED KINGDOM		1,852,569,726	15.5%

TOTAL COMMON STOCKS		11,535,602,918	96.8%

PREFERRED STOCKS — (1.1%)
GERMANY — (1.1%)
Volkswagen AG	601,156	93,098,874	0.8%
Other Securities		42,522,307	0.3%

TOTAL GERMANY		135,621,181	1.1%

RIGHTS/WARRANTS — (0.0%)
CANADA — (0.0%)
Other Security		302,591	0.0%

TOTAL INVESTMENT SECURITIES (Cost $10,761,379,330)		11,671,526,690

		Value†
SECURITIES LENDING COLLATERAL — (6.4%)
@§ The DFA Short Term Investment Fund	69,494,868	803,847,136	6.8%

TOTAL INVESTMENTS — (100.0%) (Cost $11,565,239,840)		$12,475,373,826	104.7%

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

As of April 30, 2022, The DFA International Value Series had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	656	06/17/22	$144,157,549	$135,382,000	$(8,775,549)

Total Futures Contracts			$144,157,549	$135,382,000	$(8,775,549)

Summary of the Series’ investments as of April 30, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	—	$848,421,503	—	$848,421,503
Austria	—	11,747,317	—	11,747,317
Belgium	—	72,051,851	—	72,051,851
Canada	$1,368,498,136	—	—	1,368,498,136
China	—	5,078,444	—	5,078,444
Denmark	—	208,840,317	—	208,840,317
Finland	—	110,933,704	—	110,933,704
France	—	1,150,413,599	—	1,150,413,599
Germany	14,652,317	816,598,751	—	831,251,068
Hong Kong	—	263,304,449	—	263,304,449
Ireland	20,934,891	16,939,394	—	37,874,285
Israel	7,604,683	41,820,654	—	49,425,337
Italy	4,847,419	212,078,842	—	216,926,261
Japan	16,510,386	2,249,603,647	—	2,266,114,033
Netherlands	24,909,033	379,027,061	—	403,936,094
New Zealand	—	27,339,899	—	27,339,899
Norway	—	128,268,016	—	128,268,016
Portugal	—	10,103,211	—	10,103,211
Singapore	3,986,028	103,493,449	—	107,479,477
Spain	5,053,721	203,373,962	—	208,427,683
Sweden	—	307,180,305	—	307,180,305
Switzerland	173,029,123	876,389,080	—	1,049,418,203
United Kingdom	905,791,569	946,778,157	—	1,852,569,726
Preferred Stocks
Germany	—	135,621,181	—	135,621,181
Rights/Warrants
Canada	—	302,591	—	302,591
Securities Lending Collateral	—	803,847,136	—	803,847,136
Futures Contracts**	(8,775,549)	—	—	(8,775,549)

TOTAL	$2,537,041,757	$9,929,556,520	—	$12,466,598,277

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

THE JAPANESE SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2022

(Unaudited)

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (97.9%)
COMMUNICATION SERVICES — (2.8%)
Other Securities		$76,576,692	2.8%

CONSUMER DISCRETIONARY — (14.2%)
Resorttrust, Inc.	523,464	8,806,514	0.3%
Sankyo Co. Ltd.	246,900	7,104,545	0.3%
Takashimaya Co. Ltd.	914,300	8,339,552	0.3%
Other Securities		365,453,295	13.4%

TOTAL CONSUMER DISCRETIONARY		389,703,906	14.3%

CONSUMER STAPLES — (7.6%)
# Ain Holdings, Inc.	147,300	6,607,099	0.3%
Milbon Co. Ltd.	159,852	6,693,147	0.3%
Nippon Suisan Kaisha Ltd.	1,893,700	8,361,278	0.3%
Sapporo Holdings Ltd.	392,620	8,172,025	0.3%
Other Securities		179,122,222	6.4%

TOTAL CONSUMER STAPLES		208,955,771	7.6%

ENERGY — (1.0%)
Cosmo Energy Holdings Co. Ltd.	335,800	8,342,741	0.3%
Other Securities		20,134,578	0.7%

TOTAL ENERGY		28,477,319	1.0%

FINANCIALS — (8.9%)
# Credit Saison Co. Ltd.	735,700	8,286,519	0.3%
# Hirogin Holdings, Inc.	1,534,800	7,562,207	0.3%
JAFCO Group Co. Ltd.	592,800	7,146,889	0.3%
Yamaguchi Financial Group, Inc.	1,237,672	6,786,365	0.3%
Other Securities		215,179,163	7.8%

TOTAL FINANCIALS		244,961,143	9.0%

HEALTH CARE — (4.6%)
H.U. Group Holdings, Inc.	352,600	7,856,798	0.3%
Other Securities		117,982,207	4.3%

TOTAL HEALTH CARE		125,839,005	4.6%

INDUSTRIALS — (28.7%)
Daiseki Co. Ltd.	291,355	10,478,926	0.4%
DMG Mori Co. Ltd.	728,000	9,136,670	0.3%
Fujikura Ltd.	1,693,000	8,008,730	0.3%
Furukawa Electric Co. Ltd.	424,300	6,890,241	0.3%
# GS Yuasa Corp.	393,683	6,826,602	0.3%
Hazama Ando Corp.	1,168,600	8,119,262	0.3%
Meitec Corp.	162,400	8,620,177	0.3%
Mirait Holdings Corp.	595,335	8,342,800	0.3%
Nagase & Co. Ltd.	578,600	8,291,354	0.3%
Nichias Corp.	384,200	6,900,015	0.3%
Nishimatsu Construction Co. Ltd.	313,800	9,238,694	0.3%
# Nisshinbo Holdings, Inc.	938,880	7,024,754	0.3%

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
INDUSTRIALS — (Continued)
Outsourcing, Inc.	715,000	$7,091,016	0.3%
Penta-Ocean Construction Co. Ltd.	1,669,600	8,169,327	0.3%
Ushio, Inc.	622,400	8,069,778	0.3%
Other Securities		667,547,765	24.3%

TOTAL INDUSTRIALS		788,756,111	28.9%

INFORMATION TECHNOLOGY — (15.0%)
Alps Alpine Co. Ltd.	1,039,300	9,200,526	0.3%
# Anritsu Corp.	675,200	8,490,310	0.3%
Citizen Watch Co. Ltd.	1,771,000	6,683,942	0.3%
Daiwabo Holdings Co. Ltd.	582,700	7,539,992	0.3%
Dexerials Corp.	368,800	8,086,805	0.3%
Japan Material Co. Ltd.	434,600	6,566,033	0.3%
Macnica Fuji Electronics Holdings, Inc.	338,550	7,019,116	0.3%
Maruwa Co. Ltd.	58,500	6,820,864	0.3%
Nippon Electric Glass Co. Ltd.	412,436	8,302,514	0.3%
NSD Co. Ltd.	493,860	8,766,683	0.3%
Tokyo Seimitsu Co. Ltd.	248,700	8,555,495	0.3%
Topcon Corp.	684,300	8,758,475	0.3%
Wacom Co. Ltd.	990,000	7,157,879	0.3%
Other Securities		311,924,512	11.2%

TOTAL INFORMATION TECHNOLOGY		413,873,146	15.1%

MATERIALS — (12.1%)
ADEKA Corp.	508,800	9,757,863	0.4%
# Asahi Holdings, Inc.	464,800	7,377,983	0.3%
# Daicel Corp.	1,159,700	7,089,234	0.3%
# Kobe Steel Ltd.	1,598,885	6,931,715	0.3%
Kureha Corp.	103,950	7,809,820	0.3%
Mitsui Mining & Smelting Co. Ltd.	372,700	9,423,959	0.4%
UBE Corp	449,400	6,967,857	0.3%
Yamato Kogyo Co. Ltd.	261,300	8,432,992	0.3%
Other Securities		270,802,423	9.6%

TOTAL MATERIALS		334,593,846	12.2%

REAL ESTATE — (1.4%)
Other Securities		38,176,270	1.4%

UTILITIES — (1.6%)
Nippon Gas Co. Ltd.	684,000	9,706,198	0.4%
Other Securities		33,636,453	1.2%

TOTAL UTILITIES		43,342,651	1.6%

TOTAL COMMON STOCKS (Cost $2,848,640,142)		2,693,255,860	98.5%

		Value†
SECURITIES LENDING COLLATERAL — (2.1%)
@§ The DFA Short Term Investment Fund	5,113,148	59,143,777	2.2%

TOTAL INVESTMENTS — (100.0%) (Cost $2,907,781,909)		$2,752,399,637	100.7%

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

Summary of the Series’ investments as of April 30, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	—	$76,576,692	—	$76,576,692
Consumer Discretionary	—	389,703,906	—	389,703,906
Consumer Staples	—	208,955,771	—	208,955,771
Energy	—	28,477,319	—	28,477,319
Financials	$3,391,495	241,569,648	—	244,961,143
Health Care	—	125,839,005	—	125,839,005
Industrials	—	788,756,111	—	788,756,111
Information Technology	—	413,873,146	—	413,873,146
Materials	—	334,593,846	—	334,593,846
Real Estate	—	38,176,270	—	38,176,270
Utilities	—	43,342,651	—	43,342,651
Securities Lending Collateral	—	59,143,777	—	59,143,777

TOTAL	$3,391,495	$2,749,008,142	—	$2,752,399,637

See accompanying Notes to Financial Statements.

THE ASIA PACIFIC SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2022

(Unaudited)

		Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (98.6%)
AUSTRALIA — (64.1%)
*	AMP Ltd.	19,595,083	$15,831,359	1.0%
#	Ansell Ltd.	532,511	10,199,296	0.6%
	ARB Corp. Ltd.	521,026	14,441,507	0.9%
	AUB Group Ltd.	600,321	9,719,664	0.6%
	Bapcor Ltd.	2,189,248	10,377,622	0.6%
#	Beach Energy Ltd.	11,412,031	13,011,046	0.8%
#	Breville Group Ltd.	652,020	10,805,621	0.7%
	Brickworks Ltd.	486,532	8,081,060	0.5%
	Challenger Ltd.	2,057,729	10,411,183	0.7%
#	Champion Iron Ltd.	1,573,976	7,978,815	0.5%
*	Corporate Travel Management Ltd.	678,798	12,247,274	0.8%
#	Credit Corp. Group Ltd.	442,571	8,462,623	0.5%
	CSR Ltd.	3,109,441	13,316,440	0.8%
	Deterra Royalties Ltd.	2,795,041	9,468,720	0.6%
	Downer EDI Ltd.	3,840,565	14,859,162	0.9%
	Elders Ltd.	1,009,369	10,147,308	0.6%
#*	Flight Centre Travel Group Ltd.	742,646	11,597,764	0.7%
	GrainCorp Ltd., Class A	1,547,172	11,180,429	0.7%
	GUD Holdings Ltd.	1,102,137	9,899,822	0.6%
	Healius Ltd.	3,973,423	12,502,907	0.8%
	Iluka Resources Ltd.	2,047,759	16,039,888	1.0%
	Insignia Financial Ltd.	3,939,870	9,470,814	0.6%
#	InvoCare Ltd.	945,502	8,112,223	0.5%
	IRESS Ltd.	1,238,548	9,527,574	0.6%
	Link Administration Holdings Ltd.	2,206,818	7,813,444	0.5%
	Metcash Ltd.	6,250,669	20,983,314	1.3%
	nib holdings Ltd.	2,951,426	14,696,382	0.9%
	Nufarm Ltd.	1,868,539	8,405,996	0.5%
	Orora Ltd.	5,931,076	16,620,849	1.0%
*	Paladin Energy Ltd.	14,954,350	8,229,749	0.5%
#	Perpetual Ltd.	376,124	8,646,990	0.5%
	Perseus Mining Ltd.	8,114,950	11,292,171	0.7%
	Reliance Worldwide Corp. Ltd.	3,624,075	9,945,168	0.6%
	Sandfire Resources Ltd.	2,964,241	11,748,649	0.7%
	Sims Ltd.	1,144,275	16,544,951	1.0%
*	Star Entertainment Grp Ltd.	5,123,970	11,317,208	0.7%
	Super Retail Group Ltd.	1,085,264	8,029,960	0.5%
	Technology One Ltd.	1,701,660	12,279,588	0.8%
*	Uniti Group Ltd.	3,117,288	10,764,646	0.7%
Ω	Viva Energy Group Ltd.	5,149,577	10,103,475	0.6%
#*	Webjet Ltd.	2,181,629	9,051,958	0.6%
	Whitehaven Coal Ltd.	5,290,865	18,169,068	1.1%
	Other Securities		561,636,082	34.6%

TOTAL AUSTRALIA			1,043,969,769	64.4%

CHINA — (0.6%)
	Other Securities		10,059,525	0.6%

HONG KONG — (20.1%)
	ASM Pacific Technology Ltd.	1,444,600	14,558,364	0.9%

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
HONG KONG — (Continued)
Kerry Logistics Network Ltd.	4,063,500	$9,344,595	0.6%
Luk Fook Holdings International Ltd.	3,577,000	8,187,430	0.5%
Pacific Basin Shipping Ltd.	32,170,000	14,759,938	0.9%
PCCW Ltd.	15,297,545	8,667,017	0.5%
VTech Holdings Ltd.	1,345,100	9,515,101	0.6%
Other Securities		261,266,280	16.2%

TOTAL HONG KONG		326,298,725	20.2%

NEW ZEALAND — (4.4%)
Chorus Ltd.	2,555,962	12,126,093	0.7%
SKYCITY Entertainment Group Ltd.	4,337,866	8,103,778	0.5%
Other Securities		51,429,018	3.2%

TOTAL NEW ZEALAND		71,658,889	4.4%

SINGAPORE — (9.4%)
Other Securities		152,871,726	9.5%

UNITED STATES — (0.0%)
Other Security		6,842	0.0%

TOTAL COMMON STOCKS		1,604,865,476	99.1%

PREFERRED STOCKS — (0.0%)
AUSTRALIA — (0.0%)
Other Securities		77,559	0.0%

RIGHTS/WARRANTS — (0.0%)
NEW ZEALAND — (0.0%)
Other Security		17,204	0.0%

TOTAL INVESTMENT SECURITIES (Cost $1,635,618,883)		1,604,960,239

		Value†
SECURITIES LENDING COLLATERAL — (1.4%)
@§ The DFA Short Term Investment Fund	2,024,502	23,417,415	1.4%

TOTAL INVESTMENTS — (100.0%) (Cost $1,659,035,173)		$1,628,377,654	100.5%

Summary of the Series’ investments as of April 30, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$281,761	$1,043,683,416	$4,592	$1,043,969,769
China	—	10,059,525	—	10,059,525
Hong Kong	—	325,470,341	828,384	326,298,725
New Zealand	—	71,658,889	—	71,658,889
Singapore	—	152,420,010	451,716	152,871,726

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
United States	—	$6,842	—		$6,842
Preferred Stocks
Australia	—	77,559	—		77,559
Rights/Warrants
New Zealand	—	17,204	—		17,204
Securities Lending Collateral	—	23,417,415	—		23,417,415

TOTAL	$281,761	$1,626,811,201	$1,284,692	^	$1,628,377,654

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

THE UNITED KINGDOM SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2022

(Unaudited)

		Shares	Value»	Percentage of Net Assets‡
	COMMON STOCKS — (98.9%)
	COMMUNICATION SERVICES — (3.0%)
	Other Securities		$44,141,910	3.0%

	CONSUMER DISCRETIONARY — (16.4%)
	Domino’s Pizza Group PLC	3,143,313	13,718,241	0.9%
*	Frasers Group PLC	1,494,358	12,692,127	0.9%
	Games Workshop Group PLC	164,324	15,186,474	1.0%
	Greggs PLC	607,084	17,712,235	1.2%
	Inchcape PLC	2,415,336	21,611,614	1.5%
	Pets at Home Group PLC	3,055,257	11,859,296	0.8%
*	Playtech PLC	1,947,421	12,730,072	0.9%
	Redrow PLC	1,595,285	10,457,568	0.7%
	Vistry Group PLC	1,061,012	11,069,620	0.7%
	Other Securities		116,444,923	7.8%

	TOTAL CONSUMER DISCRETIONARY		243,482,170	16.4%

	CONSUMER STAPLES — (7.8%)
	Britvic PLC	1,634,172	17,511,912	1.2%
	Cranswick PLC	365,843	14,547,499	1.0%
	Fevertree Drinks PLC	622,976	14,125,820	1.0%
	Tate & Lyle PLC	2,254,655	21,914,350	1.5%
	Other Securities		47,303,409	3.1%

	TOTAL CONSUMER STAPLES		115,402,990	7.8%

	ENERGY — (3.6%)
#*	Capricorn Energy PLC	4,040,365	10,391,979	0.7%
	Other Securities		43,984,643	3.0%

	TOTAL ENERGY		54,376,622	3.7%

	FINANCIALS — (18.0%)
	Beazley PLC	3,358,915	18,093,125	1.2%
	Brewin Dolphin Holdings PLC	2,167,134	13,879,789	0.9%
	Close Brothers Group PLC	900,632	12,488,085	0.8%
	Hiscox Ltd.	1,601,914	19,021,568	1.3%
	IG Group Holdings PLC	1,561,319	15,956,794	1.1%
	Man Group PLC	8,949,619	26,083,909	1.8%
	OSB Group PLC	1,651,759	11,530,003	0.8%
	Paragon Banking Group PLC	1,934,045	11,960,621	0.8%
Ω	Quilter PLC	9,454,164	15,573,692	1.1%
	Virgin Money UK PLC	5,891,742	12,782,685	0.9%
	Other Securities		110,271,533	7.3%

	TOTAL FINANCIALS		267,641,804	18.0%

	HEALTH CARE — (3.7%)
*	Indivior PLC	3,707,178	14,519,206	1.0%
*	Mediclinic International PLC	2,400,508	11,128,606	0.8%
	Other Securities		29,404,612	1.9%

	TOTAL HEALTH CARE		55,052,424	3.7%

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
INDUSTRIALS — (24.8%)
* Babcock International Group PLC	2,841,630	$10,849,216	0.7%
Balfour Beatty PLC	3,597,022	10,897,937	0.7%
Diploma PLC	528,961	18,142,721	1.2%
Grafton Group PLC	1,508,314	18,267,582	1.2%
Hays PLC	9,077,084	13,941,004	0.9%
* JET2 PLC	714,783	10,976,912	0.7%
* Meggitt PLC	2,411,365	23,377,981	1.6%
Pagegroup PLC	1,975,881	12,090,172	0.8%
QinetiQ Group PLC	3,269,929	13,873,054	0.9%
Rotork PLC	4,874,552	17,784,931	1.2%
Travis Perkins PLC	1,164,039	17,754,417	1.2%
Ultra Electronics Holdings PLC	566,936	23,090,245	1.6%
Other Securities		177,806,486	12.2%

TOTAL INDUSTRIALS		368,852,658	24.9%

INFORMATION TECHNOLOGY — (7.6%)
Computacenter PLC	502,122	16,871,130	1.1%
Oxford Instruments PLC	385,212	11,168,500	0.8%
Softcat PLC	629,767	11,122,498	0.7%
Spectris PLC	351,072	12,840,073	0.9%
Spirent Communications PLC	4,065,908	11,756,096	0.8%
Other Securities		49,221,074	3.3%

TOTAL INFORMATION TECHNOLOGY		112,979,371	7.6%

MATERIALS — (6.2%)
Marshalls PLC	1,374,930	10,521,735	0.7%
Victrex PLC	546,789	12,468,602	0.8%
Other Securities		68,645,499	4.7%

TOTAL MATERIALS		91,635,836	6.2%

REAL ESTATE — (3.7%)
Grainger PLC	4,204,662	15,640,374	1.1%
* IWG PLC	4,129,531	12,536,974	0.9%
Savills PLC	968,045	13,022,726	0.9%
Other Securities		14,652,611	0.9%

TOTAL REAL ESTATE.		55,852,685	3.8%

UTILITIES — (4.1%)
* Centrica PLC	19,338,945	19,160,817	1.3%
Drax Group PLC	2,508,511	25,350,257	1.7%
Other Securities		16,594,578	1.1%
TOTAL UTILITIES		61,105,652	4.1%

TOTAL COMMON STOCKS (Cost $1,394,633,494)		1,470,524,122	99.2%

		Value†
SECURITIES LENDING COLLATERAL — (1.1%)
@§ The DFA Short Term Investment Fund	1,404,044	16,240,579	1.1%

TOTAL INVESTMENTS — (100.0%) (Cost $1,410,873,039)		$1,486,764,701	100.3%

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

Summary of the Series’ investments as of April 30, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$33,855	$44,108,055	—	$44,141,910
Consumer Discretionary	—	243,482,170	—	243,482,170
Consumer Staples	—	115,402,990	—	115,402,990
Energy	—	54,376,622	—	54,376,622
Financials	—	267,641,804	—	267,641,804
Health Care	—	55,052,424	—	55,052,424
Industrials	—	368,852,658	—	368,852,658
Information Technology.	—	112,979,371	—	112,979,371
Materials	—	91,635,836	—	91,635,836
Real Estate	—	55,852,685	—	55,852,685
Utilities	—	61,105,652	—	61,105,652
Securities Lending Collateral	—	16,240,579	—	16,240,579

TOTAL	$33,855	$1,486,730,846	—	$1,486,764,701

See accompanying Notes to Financial Statements.

THE CONTINENTAL SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2022

(Unaudited)

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (92.8%)
AUSTRIA — (2.8%)
Other Securities		$160,506,334	3.0%

BELGIUM — (4.5%)
Ackermans & van Haaren NV	173,765	30,978,157	0.6%
D’ieteren Group	191,163	30,684,081	0.6%
Elia Group SA	131,492	20,930,676	0.4%
Other Securities		173,415,498	3.2%

TOTAL BELGIUM		256,008,412	4.8%
DENMARK — (5.4%)
* ALK-Abello AS	900,060	19,633,670	0.4%
* Jyske Bank AS	449,441	24,851,445	0.5%
Ringkjoebing Landbobank AS	196,955	24,152,179	0.5%
Royal Unibrew AS	306,442	26,412,582	0.5%
Topdanmark AS	428,065	24,021,262	0.5%
Other Securities.		189,780,693	3.4%

TOTAL DENMARK		308,851,831	5.8%

FINLAND — (5.0%)
# Huhtamaki Oyj	641,769	24,259,030	0.5%
Orion Oyj, Class B	656,528	25,750,679	0.5%
Valmet Oyj	1,121,391	30,031,725	0.6%
Other Securities.		204,188,767	3.7%

TOTAL FINLAND		284,230,201	5.3%

FRANCE — (10.3%)
* Rexel SA	1,917,473	39,278,782	0.7%
* SOITEC	135,169	24,213,267	0.5%
Sopra Steria Group SACA	119,777	21,227,881	0.4%
SPIE SA	880,496	20,723,375	0.4%
Other Securities		481,889,600	8.9%

TOTAL FRANCE		587,332,905	10.9%

GERMANY — (14.7%)
Aurubis AG	293,633	33,368,273	0.6%
Freenet AG	1,033,574	28,597,160	0.5%
GEA Group AG	727,334	28,312,527	0.5%
Hugo Boss AG	437,223	24,520,732	0.5%
* K+S AG.	1,430,163	48,036,292	0.9%
Lanxess AG	588,462	22,747,624	0.4%
Rheinmetall AG.	273,843	61,730,803	1.2%
TAG Immobilien AG	1,009,676	20,178,819	0.4%
Other Securities		572,291,461	10.6%

TOTAL GERMANY		839,783,691	15.6%

IRELAND — (1.1%)
* Bank of Ireland Group PLC	6,339,548	38,422,137	0.7%

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»	Percentage of Net Assets‡
	IRELAND — (Continued)
	Other Securities		$25,387,080	0.5%

	TOTAL IRELAND		63,809,217	1.2%

	ISRAEL — (4.2%)
	Other Securities		237,965,553	4.4%

	ITALY — (8.1%)
	A2A SpA	11,363,154	19,414,600	0.4%
#	Banco BPM SpA	10,236,702	32,252,741	0.6%
	Hera SpA	5,756,195	21,468,258	0.4%
	Italgas SpA	3,601,793	23,320,427	0.4%
*	Leonardo SpA	2,772,782	28,535,775	0.5%
	Reply SpA	149,207	21,965,824	0.4%
	Other Securities.		315,804,560	5.9%

	TOTAL ITALY		462,762,185	8.6%

	NETHERLANDS — (6.1%)
	Aalberts NV	694,377	33,741,363	0.6%
	Arcadis NV	537,224	22,414,987	0.4%
	ASR Nederland NV	898,464	40,834,000	0.8%
#	BE Semiconductor Industries NV	405,420	24,713,849	0.5%
*	OCI NV	554,235	21,001,359	0.4%
Ω	Signify NV	711,679	30,109,420	0.6%
	Other Securities		174,246,583	3.2%

	TOTAL NETHERLANDS		347,061,561	6.5%

	NORWAY — (2.2%)
	Other Securities		126,988,719	2.4%

	PORTUGAL — (0.9%)
	Other Securities		47,662,334	0.9%

	SPAIN — (5.5%)
	Banco de Sabadell SA	37,317,194	28,960,910	0.5%
	Bankinter SA	4,375,395	25,748,650	0.5%
#	Enagas SA	1,384,738	29,941,750	0.6%
	Other Securities		229,941,169	4.3%

	TOTAL SPAIN		314,592,479	5.9%

	SWEDEN — (6.9%)
	Other Securities		394,523,316	7.3%

	SWITZERLAND — (15.1%)
	Allreal Holding AG	124,196	23,426,216	0.4%
	Belimo Holding AG	65,844	32,541,506	0.6%
	BKW AG	163,517	19,905,116	0.4%
	Bucher Industries AG	54,706	19,723,414	0.4%
	DKSH Holding AG	247,560	21,256,721	0.4%
*	Flughafen Zurich AG	146,313	24,741,333	0.5%
	Georg Fischer AG	635,020	34,462,594	0.6%
	Helvetia Holding AG	266,540	34,252,165	0.6%
	PSP Swiss Property AG.	334,181	42,117,473	0.8%
	Siegfried Holding AG	32,823	23,794,685	0.4%

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»	Percentage of Net Assets‡
	SWITZERLAND — (Continued)
Ω	VAT Group AG	119,590	$36,990,557	0.7%
	Other Securities		544,564,479	10.2%

	TOTAL SWITZERLAND		857,776,259	16.0%

	UNITED STATES — (0.0%)
	Other Security		1,157,878	0.0%

	TOTAL COMMON STOCKS		5,291,012,875	98.6%

	PREFERRED STOCKS — (0.7%)
	GERMANY — (0.7%)
	Other Securities		37,433,649	0.7%

	RIGHTS/WARRANTS — (0.0%)
	SWITZERLAND — (0.0%)
	Other Security		200,170	0.0%

	TOTAL INVESTMENT SECURITIES (Cost $ 4,490,025,568)		5,328,646,694

			Value†
	SECURITIES LENDING COLLATERAL — (6.5%)
	@§ The DFA Short Term Investment Fund	32,212,774	372,605,162	6.9%

	TOTAL INVESTMENTS — (100.0%) (Cost $ 4,862,604,541)		$5,701,251,856	106.2%

Summary of the Series’ investments as of April 30, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Austria	—	$160,506,334	—	$160,506,334
Belgium	$525,583	255,482,829	—	256,008,412
Denmark	—	308,851,831	—	308,851,831
Finland	—	284,230,201	—	284,230,201
France	—	587,295,617	$37,288	587,332,905
Germany	—	839,783,691	—	839,783,691
Ireland	—	63,809,217	—	63,809,217
Israel	634,096	237,331,457	—	237,965,553
Italy	—	462,762,185	—	462,762,185
Netherlands	—	347,061,561	—	347,061,561
Norway	235,678	126,753,041	—	126,988,719
Portugal	—	47,662,334	—	47,662,334
Spain	46,995	314,545,484	—	314,592,479
Sweden	1,046,764	393,476,552	—	394,523,316
Switzerland	—	857,776,259	—	857,776,259
United States	1,157,878	—	—	1,157,878

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Preferred Stocks
Germany	—	$37,433,649	—		$37,433,649
Rights/Warrants
Switzerland	—	200,170	—		200,170
Securities Lending Collateral	—	372,605,162	—		372,605,162

TOTAL	$3,646,994	$5,697,567,574	$37,288	^	$5,701,251,856

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

THE CANADIAN SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2022

(Unaudited)

		Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (84.2%)
COMMUNICATION SERVICES — (1.1%)
	Other Securities		$17,525,488	1.3%

CONSUMER DISCRETIONARY — (4.5%)
*	Aritzia, Inc.	446,040	15,884,739	1.2%
	Linamar Corp.	255,634	10,124,670	0.8%
	Other Securities		45,182,739	3.3%

TOTAL CONSUMER DISCRETIONARY			71,192,148	5.3%

CONSUMER STAPLES — (4.0%)
#	Maple Leaf Foods, Inc.	437,346	9,631,042	0.7%
#	Premium Brands Holdings Corp.	189,209	15,447,196	1.2%
	Primo Water Corp.	799,922	11,700,101	0.9%
	Other Securities		26,477,346	1.9%

TOTAL CONSUMER STAPLES			63,255,685	4.7%

ENERGY — (21.1%)
*	Advantage Energy Ltd.	1,194,867	9,980,090	0.8%
#	Birchcliff Energy Ltd.	1,610,417	11,783,692	0.9%
#	Crescent Point Energy Corp.	2,943,000	20,388,978	1.5%
	Crescent Point Energy Corp.	346,792	2,399,801	0.2%
#	Enerplus Corp.	1,294,755	15,863,810	1.2%
	Enerplus Corp.	28,353	347,041	0.0%
#	Gibson Energy, Inc.	899,205	17,121,048	1.3%
*	MEG Energy Corp.	2,167,763	32,567,490	2.4%
*	NuVista Energy Ltd.	1,111,528	9,483,008	0.7%
	Paramount Resources Ltd., Class A	402,921	9,741,745	0.7%
	Parex Resources, Inc.	774,607	15,098,400	1.1%
#	Parkland Corp.	766,945	21,784,784	1.6%
#	Peyto Exploration & Development Corp.	965,837	9,841,440	0.7%
#	PrairieSky Royalty Ltd.	1,124,067	15,426,226	1.2%
	Vermilion Energy, Inc.	716,524	13,960,686	1.0%
	Vermilion Energy, Inc.	233,451	4,547,625	0.3%
#	Whitecap Resources, Inc.	3,102,755	25,432,618	1.9%
	Other Securities		100,083,162	7.5%

TOTAL ENERGY			335,851,644	25.0%

FINANCIALS — (7.8%)
#	Canadian Western Bank	498,863	12,585,646	0.9%
	CI Financial Corp.	1,010,158	13,171,017	1.0%
#	ECN Capital Corp.	2,458,149	11,136,440	0.8%
#	Element Fleet Management Corp.	2,115,548	18,888,674	1.4%
#	Laurentian Bank of Canada	370,975	11,282,445	0.8%
	Other Securities		56,307,475	4.3%

TOTAL FINANCIALS			123,371,697	9.2%

HEALTH CARE — (1.3%)
	Other Securities		21,113,306	1.6%

THE CANADIAN SMALL COMPANY SERIES

CONTINUED

		Shares	Value»	Percentage of Net Assets‡
INDUSTRIALS — (9.4%)
*	ATS Automation Tooling Systems, Inc.	416,536	$12,155,789	0.9%
#*	Bombardier, Inc., Class B	10,608,723	10,405,162	0.8%
#	Finning International, Inc.	759,413	21,363,940	1.6%
#	Richelieu Hardware Ltd.	316,493	8,984,937	0.7%
#	Russel Metals, Inc.	345,023	9,195,958	0.7%
#	SNC-Lavalin Group, Inc.	796,610	17,716,224	1.3%
	Other Securities		69,384,493	5.1%

TOTAL INDUSTRIALS			149,206,503	11.1%

INFORMATION TECHNOLOGY — (2.0%)
*	Kinaxis, Inc.	88,481	9,791,351	0.7%
	Other Securities		21,923,929	1.7%

TOTAL INFORMATION TECHNOLOGY			31,715,280	2.4%

MATERIALS — (23.2%)
	Alamos Gold, Inc., Class A	2,183,640	16,963,937	1.3%
	Alamos Gold, Inc., Class A	23,683	183,780	0.0%
	B2Gold Corp.	284,530	1,207,090	0.1%
	B2Gold Corp.	3,133,958	13,319,322	1.0%
#*	Capstone Copper Corp.	2,248,283	10,238,163	0.8%
	Centerra Gold, Inc.	1,153,585	10,676,938	0.8%
#	First Majestic Silver Corp.	662,041	6,838,662	0.5%
#	First Majestic Silver Corp.	540,581	5,567,984	0.4%
#	Interfor Corp.	350,741	9,998,159	0.7%
	Intertape Polymer Group, Inc.	300,915	9,310,996	0.7%
#	Methanex Corp.	214,217	10,737,113	0.8%
#	Methanex Corp.	126,782	6,359,385	0.5%
*	OceanaGold Corp.	3,780,713	9,417,570	0.7%
	SSR Mining, Inc.	847,686	18,647,570	1.4%
	SSR Mining, Inc.	197,205	4,340,482	0.3%
	Stella-Jones, Inc.	312,231	8,628,187	0.6%
*	Turquoise Hill Resources Ltd.	237,010	6,456,152	0.5%
#*	Turquoise Hill Resources Ltd.	302,769	8,260,668	0.6%
#	Yamana Gold, Inc.	3,971,672	21,919,709	1.6%
#	Yamana Gold, Inc.	588,814	3,244,365	0.2%
	Other Securities		186,756,539	14.0%

TOTAL MATERIALS			369,072,771	27.5%

REAL ESTATE — (2.7%)
#	Altus Group Ltd.	244,093	9,141,256	0.7%
#	Tricon Residential, Inc.	1,181,106	17,091,628	1.3%
	Other Securities		16,758,905	1.2%

TOTAL REAL ESTATE			42,991,789	3.2%

UTILITIES — (7.1%)
	Atco Ltd., Class I	394,442	14,053,330	1.1%
#	Boralex, Inc., Class A	450,304	13,498,780	1.0%
#	Brookfield Infrastructure Corp., Class A	214,895	15,247,483	1.1%
	Capital Power Corp.	724,520	23,811,337	1.8%
#	Innergex Renewable Energy, Inc.	735,133	9,842,592	0.7%
	TransAlta Corp.	1,758,255	18,860,198	1.4%

THE CANADIAN SMALL COMPANY SERIES

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
UTILITIES — (Continued)
Other Securities		$17,239,700	1.3%

TOTAL UTILITIES		112,553,420	8.4%

TOTAL COMMON STOCKS		1,337,849,731	99.7%

RIGHTS/WARRANTS — (0.0%)
ENERGY — (0.0%)
Other Security		30,898	0.0%

TOTAL RIGHTS/WARRANTS		30,898	0.0%

TOTAL INVESTMENT SECURITIES (Cost $1,062,996,162)		1,337,880,629

		Value†
SECURITIES LENDING COLLATERAL — (15.8%)
@§ The DFA Short Term Investment Fund	21,743,347	251,505,294	18.8%

TOTAL INVESTMENTS — (100.0%) (Cost $1,314,498,672)		$1,589,385,923	118.5%

Summary of the Series’ investments as of April 30, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$17,525,488	—	—	$17,525,488
Consumer Discretionary	71,192,148	—	—	71,192,148
Consumer Staples	63,255,685	—	—	63,255,685
Energy	335,851,644	—	—	335,851,644
Financials	123,371,697	—	—	123,371,697
Health Care	20,512,192	$601,114	—	21,113,306
Industrials	149,206,503	—	—	149,206,503
Information Technology	31,715,280	—	—	31,715,280
Materials	369,072,771	—	—	369,072,771
Real Estate	42,991,789	—	—	42,991,789
Utilities	112,553,420	—	—	112,553,420
Rights/Warrants
Energy	—	30,898	—	30,898
Securities Lending Collateral	—	251,505,294	—	251,505,294

TOTAL	$1,337,248,617	$252,137,306	—	$1,589,385,923

See accompanying Notes to Financial Statements.

THE EMERGING MARKETS SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2022

(Unaudited)

		Shares	Value»	Percentage of Net Assets‡
	COMMON STOCKS — (97.8%)
	BRAZIL — (4.0%)
	Petroleo Brasileiro SA	2,733,556	$18,489,287	0.4%
	Petroleo Brasileiro SA, Sponsored ADR	1,074,998	13,190,226	0.3%
	Vale SA	2,635,313	44,396,724	0.9%
	Other Securities		126,817,759	2.4%

	TOTAL BRAZIL		202,893,996	4.0%

	CHILE — (0.5%)
	Other Securities		25,679,318	0.5%

	CHINA — (26.6%)
*	Alibaba Group Holding Ltd.	714,100	8,710,362	0.2%
*	Alibaba Group Holding Ltd., Sponsored ADR	854,378	82,951,560	1.7%
	Bank of China Ltd., Class H	43,912,181	17,230,369	0.4%
	China Construction Bank Corp., Class H	57,039,590	40,634,947	0.8%
	China Merchants Bank Co. Ltd., Class H	2,789,554	16,813,324	0.4%
	China National Building Material Co. Ltd., Class H	10,930,000	14,545,771	0.3%
	China Overseas Land & Investment Ltd.	5,735,000	17,717,008	0.4%
	China Resources Land Ltd.	4,798,666	21,431,862	0.4%
	Industrial & Commercial Bank of China Ltd., Class H	30,774,185	18,550,872	0.4%
*	JD.com, Inc., Class A	426,721	13,304,536	0.3%
	Kweichow Moutai Co. Ltd., Class A	55,993	15,503,206	0.3%
*Ω	Meituan, Class B	1,133,000	24,276,106	0.5%
	NetEase, Inc., ADR	193,704	18,465,802	0.4%
	Ping An Insurance Group Co. of China Ltd., Class H	4,860,000	30,718,665	0.6%
	Tencent Holdings Ltd.	3,556,400	167,594,942	3.3%
*Ω	Xiaomi Corp., Class B	14,646,400	22,296,774	0.5%
	Yum China Holdings, Inc.	486,087	20,318,437	0.4%
	Other Securities		797,037,905	15.5%

	TOTAL CHINA		1,348,102,448	26.8%

	COLOMBIA — (0.2%)
	Other Securities		9,540,573	0.2%

	CZECH REPUBLIC — (0.2%)
	Other Securities		8,864,572	0.2%

	EGYPT — (0.1%)
	Other Securities		2,338,710	0.1%

	GREECE — (0.3%)
	Other Securities		15,140,198	0.3%

	HONG KONG — (0.0%)
	Other Security		14,571	0.0%

	HUNGARY — (0.3%)
	Other Securities		13,143,473	0.3%

	INDIA — (15.3%)
*	Axis Bank Ltd.	1,712,310	16,172,175	0.3%

THE EMERGING MARKETS SERIES

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
INDIA — (Continued)
* Bharti Airtel Ltd.	1,493,167	$14,340,095	0.3%
HDFC Bank Ltd.	1,512,827	27,070,773	0.5%
Hindalco Industries Ltd.	2,222,008	13,855,144	0.3%
Hindustan Unilever Ltd.	489,606	14,289,465	0.3%
Housing Development Finance Corp. Ltd.	698,934	20,141,183	0.4%
ICICI Bank Ltd.	1,390,129	13,358,901	0.3%
Infosys Ltd.	1,779,532	36,076,450	0.7%
JSW Steel Ltd.	1,441,825	13,553,598	0.3%
Reliance Industries Ltd.	1,478,942	53,767,136	1.1%
Tata Consultancy Services Ltd.	572,990	26,417,833	0.5%
Tata Steel Ltd.	1,167,525	19,153,937	0.4%
Other Securities		506,478,615	10.0%

TOTAL INDIA		774,675,305	15.4%

INDONESIA — (2.1%)
Bank Central Asia Tbk PT	32,282,500	18,106,338	0.4%
Other Securities		88,915,461	1.7%

TOTAL INDONESIA		107,021,799	2.1%

MALAYSIA — (1.6%)
Other Securities		82,584,296	1.6%

MEXICO — (2.2%)
America Movil SAB de CV	20,743,100	20,228,245	0.4%
Other Securities		91,591,195	1.8%

TOTAL MEXICO		111,819,440	2.2%

PERU — (0.1%)
Other Securities		6,540,713	0.1%

PHILIPPINES — (0.8%)
Other Securities		40,313,538	0.8%

POLAND — (0.7%)
Other Securities		36,712,092	0.7%

QATAR — (0.9%)
Qatar National Bank QPSC	2,466,222	15,729,544	0.3%
Other Securities		28,264,369	0.6%

TOTAL QATAR		43,993,913	0.9%

SAUDI ARABIA — (4.4%)
Al Rajhi Bank	678,193	31,770,718	0.6%
Saudi Basic Industries Corp.	442,004	15,311,750	0.3%
Saudi National Bank	1,091,357	22,874,637	0.5%
Other Securities		155,464,779	3.1%

TOTAL SAUDI ARABIA		225,421,884	4.5%

SOUTH AFRICA — (4.0%)
MTN Group Ltd.	2,050,540	21,748,016	0.4%
#* Sasol Ltd., Sponsored ADR	620,870	15,062,306	0.3%

THE EMERGING MARKETS SERIES

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SOUTH AFRICA — (Continued)
Other Securities		$166,602,055	3.4%

TOTAL SOUTH AFRICA		203,412,377	4.1%

SOUTH KOREA — (12.5%)
LG Electronics, Inc.	157,679	14,280,524	0.3%
Samsung Electronics Co. Ltd.	3,140,501	167,368,431	3.3%
SK Hynix, Inc.	372,004	32,598,002	0.7%
Other Securities		419,157,540	8.3%

TOTAL SOUTH KOREA		633,404,497	12.6%

TAIWAN — (17.1%)
# China Steel Corp.	11,906,932	14,423,692	0.3%
CTBC Financial Holding Co. Ltd.	16,703,175	16,429,559	0.3%
# Delta Electronics, Inc.	1,704,486	14,228,342	0.3%
Hon Hai Precision Industry Co. Ltd.	5,794,322	19,851,806	0.4%
MediaTek, Inc.	799,995	22,054,245	0.4%
Taiwan Semiconductor Manufacturing Co. Ltd.	12,971,808	234,564,591	4.7%
# United Microelectronics Corp.	9,015,000	14,321,128	0.3%
Other Securities		530,794,407	10.5%

TOTAL TAIWAN		866,667,770	17.2%

THAILAND — (2.2%)
Other Securities		113,693,619	2.3%

TURKEY — (0.5%)
Other Securities		26,342,292	0.5%

UNITED ARAB EMIRATES — (1.2%)
Emirates Telecommunications Group Co. PJSC	1,557,870	14,900,654	0.3%
Other Securities		47,434,127	0.9%

TOTAL UNITED ARAB EMIRATES		62,334,781	1.2%

UNITED STATES — (0.0%)
Other Security		1,602,896	0.0%

TOTAL COMMON STOCKS		4,962,259,071	98.6%

PREFERRED STOCKS — (0.9%)
BRAZIL — (0.9%)
Other Securities		44,163,030	0.9%

CHILE — (0.0%)
Other Security		887,137	0.0%

COLOMBIA — (0.0%)
Other Securities		1,840,599	0.0%

SOUTH KOREA — (0.0%)
Other Security		84,571	0.0%

THE EMERGING MARKETS SERIES

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
TAIWAN — (0.0%)
Other Security		$359,906	0.0%

TOTAL PREFERRED STOCKS		47,335,243	0.9%

RIGHTS/WARRANTS — (0.0%)
PHILIPPINES — (0.0%)
Other Security		95	0.0%

SOUTH KOREA — (0.0%)
Other Security		22,707	0.0%

THAILAND — (0.0%)
Other Securities		2,573	0.0%

TOTAL RIGHTS/WARRANTS		25,375	0.0%

TOTAL INVESTMENT SECURITIES (Cost $3,183,282,795)		5,009,619,689

		Value†
SECURITIES LENDING COLLATERAL — (1.3%)
@§ The DFA Short Term Investment Fund	5,810,913	67,214,830	1.4%

TOTAL INVESTMENTS — (100.0%) (Cost $3,250,497,307)		$5,076,834,519	100.9%

As of April 30, 2022, The Emerging Markets Series had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
E-Mini MSCI Emerging Markets Index	650	06/17/22	$34,172,679	$34,365,500	$192,821

Total Futures Contracts			$34,172,679	$34,365,500	$192,821

Summary of the Series’ investments as of April 30, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$202,893,996	—	—	$202,893,996
Chile	12,779,847	$12,899,471	—	25,679,318
China	206,663,795	1,140,791,590	$647,063	1,348,102,448
Colombia	9,540,573	—	—	9,540,573
Czech Republic	—	8,864,572	—	8,864,572
Egypt	2,305	2,336,405	—	2,338,710
Greece	—	15,128,218	11,980	15,140,198
Hong Kong	—	14,571	—	14,571
Hungary	—	13,143,473	—	13,143,473
India	28,925,610	745,749,695	—	774,675,305

THE EMERGING MARKETS SERIES

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Indonesia	—	$107,021,799	—		$107,021,799
Malaysia	—	82,584,296	—		82,584,296
Mexico	$111,819,440	—	—		111,819,440
Peru	6,540,713	—	—		6,540,713
Philippines	1,235,319	39,078,219	—		40,313,538
Poland	—	36,712,092	—		36,712,092
Qatar	—	43,993,913	—		43,993,913
Saudi Arabia	—	225,421,884	—		225,421,884
South Africa	38,626,435	164,785,942	—		203,412,377
South Korea	7,069,964	626,334,533	—		633,404,497
Taiwan	5,666,386	860,994,345	$7,039		866,667,770
Thailand	111,360,962	2,332,657	—		113,693,619
Turkey	851,217	25,491,075	—		26,342,292
United Arab Emirates	—	62,334,781	—		62,334,781
United States	1,602,896	—	—		1,602,896
Preferred Stocks
Brazil	44,163,030	—	—		44,163,030
Chile	—	887,137	—		887,137
Colombia	1,840,599	—	—		1,840,599
South Korea	—	84,571	—		84,571
Taiwan	—	359,906	—		359,906
Rights/Warrants
Philippines	—	95	—		95
South Korea	—	22,707	—		22,707
Thailand	—	2,573	—		2,573
Securities Lending Collateral	—	67,214,830	—		67,214,830
Futures Contracts**	192,821	—	—		192,821

TOTAL	$791,775,908	$4,284,585,350	$666,082	^	$5,077,027,340

**	Valued at the unrealized appreciation/(depreciation) on the investment.
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

THE EMERGING MARKETS SMALL CAP SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2022

(Unaudited)

		Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (97.1%)
BRAZIL — (4.5%)
	Cia de Locacao das Americas	1,789,285	$8,526,695	0.2%
*	Petro Rio SA	2,136,021	11,535,667	0.3%
	Sao Martinho SA	848,376	7,963,901	0.2%
	TOTVS SA	1,646,258	10,645,511	0.3%
	Transmissora Alianca de Energia Eletrica SA	1,387,823	12,345,686	0.3%
	Other Securities		151,955,382	3.3%

TOTAL BRAZIL			202,972,842	4.6%

CHILE — (0.6%)
	Other Securities		25,528,112	0.6%

CHINA — (23.6%)
#*	51job, Inc., ADR	107,785	6,558,717	0.2%
	China Conch Venture Holdings Ltd.	2,833,500	7,357,953	0.2%
	China Everbright Environment Group Ltd.	14,556,000	8,543,968	0.2%
	China Medical System Holdings Ltd.	5,444,500	7,795,144	0.2%
	China Meidong Auto Holdings Ltd.	2,234,000	7,352,930	0.2%
	China Merchants Port Holdings Co. Ltd.	4,340,000	7,576,755	0.2%
	China Power International Development Ltd.	16,420,333	7,939,489	0.2%
	China Resources Cement Holdings Ltd.	9,938,000	8,245,921	0.2%
	China Taiping Insurance Holdings Co. Ltd.	6,435,200	7,357,140	0.2%
	Chinasoft International Ltd.	9,800,000	7,929,579	0.2%
#*	GCL Technology Holdings Ltd.	58,918,000	18,611,541	0.4%
	Hengan International Group Co. Ltd.	2,283,500	10,791,415	0.3%
*Ω	Hua Hong Semiconductor Ltd.	1,857,000	7,211,230	0.2%
#*	JinkoSolar Holding Co. Ltd., ADR	157,507	8,073,809	0.2%
	Kingboard Holdings Ltd.	2,687,921	12,101,335	0.3%
	Kingsoft Corp. Ltd.	3,235,800	9,710,660	0.2%
	Kunlun Energy Co. Ltd.	12,400,000	10,290,595	0.3%
	Minth Group Ltd.	3,043,000	7,169,932	0.2%
	Shandong Weigao Group Medical Polymer Co. Ltd., Class H	6,234,400	6,641,806	0.2%
	Sinopharm Group Co. Ltd., Class H	3,968,800	9,132,914	0.2%
*	Vipshop Holdings Ltd., ADR	1,202,127	9,208,293	0.2%
#	Xtep International Holdings Ltd.	5,152,141	7,495,417	0.2%
Ω	Yadea Group Holdings Ltd.	4,728,000	7,126,492	0.2%
	Other Securities		859,151,173	18.9%

TOTAL CHINA			1,059,374,208	24.0%

COLOMBIA — (0.2%)
	Other Securities		6,861,226	0.2%

GREECE — (0.3%)
	Other Securities		15,228,543	0.3%

HONG KONG — (0.0%)
	Other Securities		204,821	0.0%

HUNGARY — (0.1%)
	Other Securities		2,973,615	0.1%

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»	Percentage of Net Assets‡
	INDIA — (16.5%)
*	Adani Transmission Ltd.	275,811	$9,936,284	0.2%
	Atul Ltd.	56,299	6,514,998	0.2%
	Crompton Greaves Consumer Electricals Ltd.	1,658,783	8,289,894	0.2%
	Federal Bank Ltd.	5,370,459	6,683,498	0.2%
	Indian Hotels Co. Ltd.	2,698,770	8,924,080	0.2%
	Persistent Systems Ltd.	220,788	12,384,115	0.3%
	Tata Elxsi Ltd.	97,195	9,727,233	0.2%
	Tata Power Co. Ltd.	2,644,678	8,286,331	0.2%
	Tube Investments of India Ltd.	425,653	10,341,778	0.2%
	Zee Entertainment Enterprises Ltd.	2,035,315	6,529,369	0.2%
	Other Securities		652,699,627	14.7%

	TOTAL INDIA		740,317,207	16.8%

	INDONESIA — (1.9%)
	Other Securities		84,491,949	1.9%

	MALAYSIA — (1.5%)
	Other Securities		67,555,815	1.5%

	MEXICO — (2.6%)
#Ω	Banco del Bajio SA	2,633,012	6,477,211	0.2%
*	Grupo Simec SAB de CV, Class B	959,651	9,499,400	0.2%
*	Industrias CH SAB de CV, Class B	1,828,929	18,821,213	0.4%
	Other Securities		80,035,841	1.8%

	TOTAL MEXICO		114,833,665	2.6%

	PHILIPPINES — (1.0%)
	Other Securities		45,363,121	1.0%

	POLAND — (1.0%)
#	Grupa Kety SA	55,668	8,058,846	0.2%
	Other Securities		35,406,681	0.8%

	TOTAL POLAND		43,465,527	1.0%

	QATAR — (0.7%)
	Other Securities		29,154,527	0.7%

	SAUDI ARABIA — (2.9%)
	Other Securities		130,408,058	3.0%

	SOUTH AFRICA — (4.0%)
	Foschini Group Ltd.	934,267	8,185,367	0.2%
#	Harmony Gold Mining Co. Ltd., Sponsored ADR	1,627,447	6,656,258	0.2%
	Mr Price Group Ltd.	493,603	6,690,367	0.2%
#	SPAR Group Ltd.	617,202	6,474,117	0.2%
#	Woolworths Holdings Ltd.	2,635,429	9,865,836	0.2%
	Other Securities		140,335,970	3.0%

	TOTAL SOUTH AFRICA		178,207,915	4.0%

	SOUTH KOREA — (14.7%)
	Other Securities		661,751,332	15.0%

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
TAIWAN — (16.6%)
# TA Chen Stainless Pipe	6,855,945	$10,139,976	0.2%
Taichung Commercial Bank Co. Ltd.	16,476,089	8,299,544	0.2%
Other Securities		727,036,499	16.5%

TOTAL TAIWAN		745,476,019	16.9%

THAILAND — (3.1%)
Other Securities		139,572,888	3.2%

TURKEY — (0.6%)
Other Securities		28,571,382	0.6%

UNITED ARAB EMIRATES — (0.7%)
Abu Dhabi Islamic Bank PJSC	2,858,039	6,807,305	0.2%
Other Securities		26,632,434	0.6%

TOTAL UNITED ARAB EMIRATES		33,439,739	0.8%

UNITED KINGDOM — (0.0%)
Other Security		89,080	0.0%

TOTAL COMMON STOCKS		4,355,841,591	98.8%

PREFERRED STOCKS — (0.6%)
BRAZIL — (0.6%)
Other Securities		26,723,887	0.6%

CHILE — (0.0%)
Other Securities		707,265	0.0%

PHILIPPINES — (0.0%)
Other Security		562,330	0.0%

THAILAND — (0.0%)
Other Security		1,534,063	0.1%

TOTAL PREFERRED STOCKS		29,527,545	0.7%

RIGHTS/WARRANTS — (0.0%)
BRAZIL — (0.0%)
Other Security		75	0.0%

HONG KONG — (0.0%)
Other Securities		26,990	0.0%

INDIA — (0.0%)
Other Security		577	0.0%

MALAYSIA — (0.0%)
Other Securities		20,432	0.0%

PHILIPPINES — (0.0%)
Other Security		98,270	0.0%

SAUDI ARABIA — (0.0%)
Other Security		11,261	0.0%

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
THAILAND — (0.0%)
Other Securities		$243,844	0.0%

TURKEY — (0.0%)
Other Security		30,569	0.0%

TOTAL RIGHTS/WARRANTS		432,018	0.0%

TOTAL INVESTMENT SECURITIES (Cost $3,779,834,442)		4,385,801,154

		Value†
SECURITIES LENDING COLLATERAL — (2.3%)
@§ The DFA Short Term Investment Fund	8,758,459	101,309,094	2.3%

TOTAL INVESTMENTS — (100.0%) (Cost $3,881,129,989)		$4,487,110,248	101.8%

As of April 30, 2022, The Emerging Markets Small Cap Series had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
E-Mini MSCI Emerging Markets Index	594	06/17/22	$31,610,149	$31,404,780	$(205,369)

Total Futures Contracts			$31,610,149	$31,404,780	$(205,369)

Summary of the Series’ investments as of April 30, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$201,787,024	$1,185,818	—	$202,972,842
Chile	1,441,435	24,086,677	—	25,528,112
China	58,521,736	995,571,340	$5,281,132	1,059,374,208
Colombia	6,329,027	532,199	—	6,861,226
Greece	—	15,228,543	—	15,228,543
Hong Kong	—	140,392	64,429	204,821
Hungary	—	2,973,615	—	2,973,615
India	806,356	739,500,230	10,621	740,317,207
Indonesia	227,373	83,780,323	484,253	84,491,949
Malaysia	—	67,371,947	183,868	67,555,815
Mexico	108,923,993	5,891,945	17,727	114,833,665
Philippines	—	45,356,977	6,144	45,363,121
Poland	—	43,465,527	—	43,465,527
Qatar	—	29,154,527	—	29,154,527
Saudi Arabia	629,016	129,779,042	—	130,408,058
South Africa	6,958,564	171,249,351	—	178,207,915
South Korea	—	660,748,268	1,003,064	661,751,332
Taiwan	—	745,340,267	135,752	745,476,019
Thailand	136,780,290	2,786,744	5,854	139,572,888

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Turkey	—	$28,571,382	—		$28,571,382
United Arab Emirates	—	33,439,739	—		33,439,739
United Kingdom	—	89,080	—		89,080
Preferred Stocks
Brazil	$26,611,455	112,432	—		26,723,887
Chile	—	707,265	—		707,265
Philippines	—	562,330	—		562,330
Thailand	1,534,063	—	—		1,534,063
Rights/Warrants
Brazil	—	75	—		75
Hong Kong	—	26,990	—		26,990
India	—	577	—		577
Malaysia	—	20,432	—		20,432
Philippines	—	98,270	—		98,270
Saudi Arabia	—	11,261	—		11,261
Thailand	—	243,844	—		243,844
Turkey	—	30,569	—		30,569
Securities Lending Collateral	—	101,309,094	—		101,309,094
Futures Contracts**	(205,369)	—	—		(205,369)

TOTAL	$550,344,963	$3,929,367,072	$7,192,844	^	$4,486,904,879

**	Valued at the unrealized appreciation/(depreciation) on the investment.
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2022

(Unaudited)

(Amounts in thousands)

	The DFA International Value Series*	The Japanese Small Company Series*	The Asia Pacific Small Company Series*	The United Kingdom Small Company Series*
ASSETS:
Investment Securities at Value (including $771,105, $196,222, $127,460 and $14,707 of securities on loan, respectively)	$11,671,527	$2,693,256	$1,604,961	$1,470,524
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $803,861, $59,142, $23,416 and $16,240, respectively)	803,847	59,144	23,417	16,241
Segregated Cash for Futures Contracts	7,347	—	—	—
Foreign Currencies at Value	16,337	927	915	1,397
Cash	123,476	2,249	3,641	16
Receivables:
Investment Securities Sold	4,595	1,461	13,674	1,605
Dividends, Interest and Tax Reclaims	102,711	36,898	4,226	10,939
Securities Lending Income	1,048	148	387	7
Unrealized Gain on Foreign Currency Contracts	17	—	—	—
Prepaid Expenses and Other Assets	16	4	2	4

Total Assets	12,730,921	2,794,087	1,651,223	1,500,733

LIABILITIES:
Payables:
Upon Return of Securities Loaned	803,751	59,198	23,430	16,247
Investment Securities Purchased	2,284	268	7,257	1,358
Due to Advisor	2,029	232	140	129
Futures Margin Variation	5,704	—	—	—
Unrealized Loss on Foreign Currency Contracts	2	—	27	—
Accrued Expenses and Other Liabilities	799	357	173	142

Total Liabilities	814,569	60,055	31,027	17,876

NET ASSETS	$11,916,352	$2,734,032	$1,620,196	$1,482,857

Investment Securities at Cost	$10,761,379	$2,848,640	$1,635,619	$1,394,633

Foreign Currencies at Cost	$16,566	$938	$923	$1,401

*	See Note J in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2022

(Unaudited)

(Amounts in thousands)

	The Continental Small Company Series*	The Canadian Small Company Series*	The Emerging Markets Series*	The Emerging Markets Small Cap Series*
ASSETS:
Investment Securities at Value (including $353,630, $223,734, $207,756 and $502,369 of securities on loan, respectively)	$5,328,647	$1,337,881	$5,009,620	$4,385,801
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $372,579, $251,503, $67,215 and $101,296, respectively)	372,605	251,505	67,215	101,309
Segregated Cash for Futures Contracts	—	—	2,049	1,873
Foreign Currencies at Value	3,862	1,866	2,842	18,400
Cash	6,147	3,008	—	9,742
Receivables:
Investment Securities Sold	1,588	—	176,175	20,168
Dividends, Interest and Tax Reclaims	31,241	1,088	12,110	8,290
Securities Lending Income	701	147	344	1,574
Futures Margin Variation	—	—	153	140
Unrealized Gain on Foreign Currency Contracts	1	—	4	—
Prepaid Expenses and Other Assets	9	2	7	6

Total Assets	5,744,801	1,595,497	5,270,519	4,547,303

LIABILITIES:
Payables:
Due to Custodian	—	—	236	—
Upon Return of Securities Loaned	372,706	251,564	67,263	101,297
Investment Securities Purchased	3,650	2,011	—	—
Due to Advisor	461	117	446	765
Line of Credit	—	—	126,203	—
Unrealized Loss on Foreign Currency Contracts	—	—	247	—
Deferred Taxes Payable	—	—	41,978	34,160
Accrued Expenses and Other Liabilities	478	104	1,137	1,563

Total Liabilities	377,295	253,796	237,510	137,785

NET ASSETS	$5,367,506	$1,341,701	$5,033,009	$4,409,518

Investment Securities at Cost	$4,490,026	$1,062,996	$3,183,282	$3,779,834

Foreign Currencies at Cost	$3,930	$1,866	$2,827	$18,352

*	See Note J in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2022

(Unaudited)

(Amounts in thousands)

		The Japanese	The Asia	The United
	The DFA	Small	Pacific Small	Kingdom Small
	International	Company	Company	Company
	Value Series#	Series#	Series#	Series#
Investment Income
Dividends (Net of Foreign Taxes Withheld of $25,690, $5,113, $545 and $125, respectively)	$261,339	$45,858	$27,073	$33,914
Income from Securities Lending	2,222	812	2,320	41

Total Investment Income	263,561	46,670	29,393	33,955

Expenses
Investment Management Fees	12,132	1,558	856	855
Accounting & Transfer Agent Fees	17	6	4	4
Custodian Fees	433	213	132	50
Shareholders’ Reports	9	8	8	8
Directors’/Trustees’ Fees & Expenses	(55)	(13)	(7)	(8)
Professional Fees	101	22	11	12
Other	190	53	30	31

Total Expenses	12,827	1,847	1,034	952

Fees Paid Indirectly (Note C)	7	2	—	—

Net Expenses	12,820	1,845	1,034	952

Net Investment Income (Loss)	250,741	44,825	28,359	33,003

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	229,417	28,774	56,601	(16,822)
Affiliated Investment Companies Shares Sold	78	(11)	(9)	(3)
Futures	6,138	—	349	—
Foreign Currency Transactions	(2,871)	(1,029)	364	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(1,008,288)	(657,156)	(246,537)	(349,674)
Affiliated Investment Companies Shares	(100)	(11)	(4)	(3)
Futures	(11,791)	—	—	—
Translation of Foreign Currency-Denominated Amounts	(4,657)	(2,007)	(126)	(369)

Net Realized and Unrealized Gain (Loss)	(792,074)	(631,440)	(189,362)	(366,871)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(541,333)	$(586,615)	$(161,003)	$(333,868)

**	Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2022

(Unaudited)

(Amounts in thousands)

	The
	Continental	The Canadian
	Small	Small	The Emerging	The Emerging
	Company	Company	Markets	Markets Small
	Series#	Series#	Series#	Cap Series#
Investment Income
Dividends (Net of Foreign Taxes Withheld of $10,137, $3,425, $7,128 and $6,003, respectively)	$62,586	$27,444	$65,470	$39,872
Income from Securities Lending	2,907	891	2,201	9,610

Total Investment Income	65,493	28,335	67,671	49,482

Expenses
Investment Management Fees	3,011	701	2,912	4,874
Accounting & Transfer Agent Fees	9	2	10	9
Custodian Fees	413	39	1,150	1,300
Shareholders’ Reports	8	8	8	8
Directors’/Trustees’ Fees & Expenses	(29)	(6)	(25)	(21)
Professional Fees	52	14	64	80
Other	98	19	120	117

Total Expenses	3,562	777	4,239	6,367

Fees Paid Indirectly (Note C)	1	—	(2)	—

Net Expenses	3,561	777	4,241	6,367

Net Investment Income (Loss)	61,932	27,558	63,430	43,115

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	80,712	74,324	135,520	123,146
Affiliated Investment Companies Shares Sold	(49)	(44)	(22)	(22)
Futures	—	(287)	(10,174)	(6,344)
Foreign Currency Transactions	(1,304)	159	565	512
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(1,130,237)	(104,141)	(750,276)	(563,307)
Affiliated Investment Companies Shares	(2)	(14)	(13)	(2)
Futures	—	—	1,145	(259)
Translation of Foreign Currency-Denominated Amounts	(1,794)	(9)	(106)	111

Net Realized and Unrealized Gain (Loss)	(1,052,674)	(30,012)	(623,361)	(446,165)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(990,742)	$(2,454)	$(559,931)	$(403,050)

**	Net of foreign capital gain taxes withheld of $0, $0, $2,919 and $4,592, respectively.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	The DFA International		The Japanese Small		The Asia Pacific Small
	Value Series		Company Series		Company Series
	Six Months	Year	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	Apr 30,	Oct 31,	Apr 30,	Oct 31,	Apr 30,	Oct 31,
	2022	2021	2022	2021	2022	2021
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$250,741	$420,963	$44,825	$67,580	$28,359	$62,661
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	229,417	468,390	28,774	106,212	56,601	188,465
Affiliated Investment Companies Shares Sold	78	(27)	(11)	4	(9)	(3)
Futures	6,138	29,155	—	—	349	—
Foreign Currency Transactions	(2,871)	4,495	(1,029)	(32)	364	(238)
Change in Unrealized Appreciation
(Depreciation) of:
Investment Securities and Foreign Currency	(1,008,288)	3,710,810	(657,156)	204,124	(246,537)	322,334
Affiliated Investment Companies Shares	(100)	(30)	(11)	(6)	(4)	(1)
Futures	(11,791)	5,251	—	—	—	—
Translation of Foreign
Currency-Denominated Amounts	(4,657)	(1,694)	(2,007)	(657)	(126)	8

Net Increase (Decrease) in Net Assets Resulting from Operations	(541,333)	4,637,313	(586,615)	377,225	(161,003)	573,226

Transactions in Interest:
Contributions	904,496	152,792	43,491	441,236	26,691	105,831
Withdrawals	(744,304)	(1,974,162)	(138,988)	(345,470)	(68,459)	(383,104)

Net Increase (Decrease) from Transactions in Interest	160,192	(1,821,370)	(95,497)	95,766	(41,768)	(277,273)

Total Increase (Decrease) in Net Assets	(381,141)	2,815,943	(682,112)	472,991	(202,771)	295,953
Net Assets
Beginning of Period	12,297,493	9,481,550	3,416,144	2,943,153	1,822,967	1,527,014

End of Period	$11,916,352	$12,297,493	$2,734,032	$3,416,144	$1,620,196	$1,822,967

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2022 of $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2021 of $0, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	The United Kingdom Small		The Continental Small		The Canadian Small
	Company Series		Company Series		Company Series
	Six Months	Year	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	Apr 30,	Oct 31,	Apr 30,	Oct 31,	Apr 30,	Oct 31,
	2022	2021	2022	2021	2022	2021
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$33,003	$43,588	$61,932	$125,991	$27,558	$24,914
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	(16,822)	99,258	80,712	392,015	74,324	167,819
Affiliated Investment Companies Shares Sold	(3)	1	(49)	2	(44)	(11)
Futures	—	(120)	—	—	(287)	42
Foreign Currency Transactions	—	291	(1,304)	(1,344)	159	445
Change in Unrealized Appreciation
(Depreciation) of:
Investment Securities and Foreign Currency	(349,674)	602,698	(1,130,237)	1,753,296	(104,141)	390,372
Affiliated Investment Companies Shares	(3)	(3)	(2)	(21)	(14)	(6)
Translation of Foreign Currency-Denominated Amounts	(369)	25	(1,794)	(445)	(9)	3

Net Increase (Decrease) in Net Assets Resulting from Operations	(333,868)	745,738	(990,742)	2,269,494	(2,454)	583,578

Transactions in Interest:
Contributions	18,595	46,399	175,499	513,046	6,469	164,451
Withdrawals	(99,146)	(370,643)	(356,356)	(845,380)	(113,722)	(267,504)

Net Increase (Decrease) from Transactions in Interest	(80,551)	(324,244)	(180,857)	(332,334)	(107,253)	(103,053)

Total Increase (Decrease) in Net Assets	(414,419)	421,494	(1,171,599)	1,937,160	(109,707)	480,525
Net Assets
Beginning of Period	1,897,276	1,475,782	6,539,105	4,601,945	1,451,408	970,883

End of Period	$1,482,857	$1,897,276	$5,367,506	$6,539,105	$1,341,701	$1,451,408

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2022 of $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2021 of $0, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	The Emerging Markets		The Emerging Markets
	Series		Small Cap Series
	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	Apr 30,	Oct 31,	Apr 30,	Oct 31,
	2022	2021	2022	2021
	(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$63,430	$157,220	$43,115	$134,168
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	135,520	399,802	123,146	591,471
Affiliated Investment Companies Shares Sold	(22)	—	(22)	(4)
Futures	(10,174)	13,167	(6,344)	5,812
Foreign Currency Transactions	565	(3,699)	512	(3,794)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(750,276)	694,801	(563,307)	925,173
Affiliated Investment Companies Shares	(13)	(10)	(2)	(6)
Futures	1,145	(990)	(259)	(191)
Translation of Foreign Currency-Denominated Amounts	(106)	(9)	111	(6)

Net Increase (Decrease) in Net Assets Resulting from Operations	(559,931)	1,260,282	(403,050)	1,652,623

Transactions in Interest:
Contributions	198,611	553,796	188,768	95,865
Withdrawals	(915,001)	(1,229,073)	(504,919)	(1,526,723)

Net Increase (Decrease) from Transactions in Interest	(716,390)	(675,277)	(316,151)	(1,430,858)

Total Increase (Decrease) in Net Assets	(1,276,321)	585,005	(719,201)	221,765
Net Assets
Beginning of Period	6,309,330	5,724,325	5,128,719	4,906,954

End of Period	$5,033,009	$6,309,330	$4,409,518	$5,128,719

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2022 of $2,919 and $4,592, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2021 of $50 and $2,309, respectively.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

FINANCIAL HIGHLIGHTS

	The DFA International Value Series							The Japanese Small Company Series
	Six Months		Year	Year	Year	Year	Year	Six Months		Year	Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended	Ended	Ended		Ended	Ended	Ended	Ended	Ended
	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2022		2021	2020	2019	2018	2017	2022		2021	2020	2019	2018	2017
	(Unaudited)							(Unaudited)
Total Return	(4.38	%)(B)	51.09%	(18.68%)	3.60%	(8.10%)	26.53%	(17.54	%)(B)	13.08%	(1.93%)	4.47%	(7.46%)	27.10%

Net Assets, End of Period (thousands)	$11,916,352		$12,297,493	$9,481,550	$12,420,850	$12,153,340	$12,732,150	$2,734,032		$3,416,144	$2,943,153	$3,748,177	$3,834,097	$3,989,049
Ratio of Expenses to Average Net Assets	0.21	%(C)	0.22%	0.21%	0.21%	0.22%	0.22%	0.12	%(C)	0.12%	0.13%	0.12%	0.12%	0.13%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	0.21	%(C)	0.22%	0.22%	0.22%	0.22%	0.22%	0.12	%(C)	0.12%	0.13%	0.12%	0.12%	0.13%
Ratio of Net Investment Income to Average Net Assets	4.13	%(C)	3.50%	2.77%	3.92%	3.21%	3.33%	2.88	%(C)	2.11%	2.13%	2.32%	1.90%	1.90%
Portfolio Turnover Rate	6	%(B)	9%	12%	16%	20%	17%	4	%(B)	11%	5%	12%	17%	13%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

FINANCIAL HIGHLIGHTS

	The Asia Pacific Small Company Series							The United Kingdom Small Company Series
	Six Months		Year	Year	Year	Year	Year	Six Months		Year	Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended	Ended	Ended		Ended	Ended	Ended	Ended	Ended
	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2022		2021	2020	2019	2018	2017	2022		2021	2020	2019	2018	2017
	(Unaudited)							(Unaudited)
Total Return	(8.88	%)(B)	38.31%	0.14%	5.27%	(8.14%)	16.21%	(18.00	%)(B)	51.93%	(14.87%)	10.67%	(8.90%)	29.87%

Net Assets, End of Period (thousands)	$1,620,196		$1,822,967	$1,527,014	$1,641,843	$1,730,371	$1,815,705	$1,482,857		$1,897,276	$1,475,782	$2,277,451	$2,188,825	$2,329,912
Ratio of Expenses to Average Net Assets	0.12	%(C)	0.12%	0.13%	0.13%	0.13%	0.13%	0.11	%(C)	0.12%	0.12%	0.11%	0.11%	0.12%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	0.12	%(C)	0.12%	0.13%	0.13%	0.13%	0.13%	0.11	%(C)	0.12%	0.12%	0.12%	0.11%	0.12%
Ratio of Net Investment Income to Average Net Assets	3.31	%(C)	3.42%	4.21%	4.11%	3.96%	3.82%	3.86	%(C)	2.27%	2.38%	3.43%	3.23%	3.40%
Portfolio Turnover Rate	11	%(B)	19%	18%	18%	18%	14%	6	%(B)	12%	9%	18%	14%	9%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

FINANCIAL HIGHLIGHTS

	The Continental Small Company Series							The Canadian Small Company Series
	Six Months		Year	Year	Year	Year	Year	Six Months		Year	Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended	Ended	Ended		Ended	Ended	Ended	Ended	Ended
	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2022		2021	2020	2019	2018	2017	2022		2021	2020	2019	2018	2017
	(Unaudited)							(Unaudited)
Total Return	(15.31	%)(B)	51.24%	(2.23%)	8.43%	(10.78%)	34.27%	(0.23	%)(B)	59.72%	6.02%	1.00%	(10.44%)	12.10%

Net Assets, End of Period (thousands)	$5,367,506		$6,539,105	$4,601,945	$5,607,495	$5,422,260	$5,751,059	$1,341,701		$1,451,408	$970,883	$1,148,615	$1,146,811	$1,190,222
Ratio of Expenses to Average Net Assets	0.12	%(C)	0.12%	0.12%	0.12%	0.12%	0.13%	0.11	%(C)	0.12%	0.12%	0.12%	0.12%	0.12%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	0.12	%(C)	0.12%	0.12%	0.13%	0.12%	0.13%	0.11	%(C)	0.12%	0.12%	0.12%	0.12%	0.12%
Ratio of Net Investment Income to Average Net Assets	2.06	%(C)	2.11%	2.15%	2.74%	2.51%	2.33%	3.93	%(C)	1.90%	2.08%	2.37%	2.11%	2.14%
Portfolio Turnover Rate	5	%(B)	17%	8%	17%	15%	13%	7	%(B)	27%	18%	12%	14%	22%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

FINANCIAL HIGHLIGHTS

	The Emerging Markets Series							The Emerging Markets Small Cap Series
	Six Months		Year	Year	Year	Year	Year	Six Months		Year	Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended	Ended	Ended		Ended	Ended	Ended	Ended	Ended
	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2022		2021	2020	2019	2018	2017	2022		2021	2020	2019	2018	2017
	(Unaudited)							(Unaudited)
Total Return	(9.32	%)(B)	22.22%	2.67%	11.40%	(11.83%)	25.26%	(8.15	%)(B)	36.03%	1.25%	13.47%	(16.06%)	21.55%

Net Assets, End of Period (thousands)	$5,033,009		$6,309,330	$5,724,325	$6,034,162	$5,469,649	$6,723,207	$4,409,518		$5,128,719	$4,906,954	$6,430,367	$6,306,302	$7,253,457
Ratio of Expenses to Average Net Assets	0.15	%(C)	0.15%	0.13%	0.14%	0.14%	0.15%	0.26	%(C)	0.27%	0.25%	0.24%	0.24%	0.27%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	0.15	%(C)	0.15%	0.14%	0.15%	0.14%	0.15%	0.26	%(C)	0.27%	0.26%	0.25%	0.24%	0.27%
Ratio of Net Investment Income to Average Net Assets	2.18	%(C)	2.42%	2.38%	3.04%	2.40%	2.23%	1.77	%(C)	2.47%	2.64%	2.90%	2.77%	2.78%
Portfolio Turnover Rate	3	%(B)	19%	22%	9%	12%	8%	5	%(B)	16%	18%	12%	12%	15%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

NOTES TO FINANCIAL STATEMENTS

(UNAUDITED)

A. Organization:

The DFA Investment Trust Company (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, The Trust consists of ten operational portfolios, eight of which, The DFA International Value Series, The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series, The Canadian Small Company Series, The Emerging Markets Series and The Emerging Markets Small Cap Series are included in this section of the report (collectively, the “Series”). The remaining operational portfolios are presented in separate reports. The Series are investment companies, and accordingly, follow the accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Certification (“ASC”), Topic 946, “Financial Services-Investment Companies.”

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

1. Security Valuation: The Series use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments)

Securities held by the Series, including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Series that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Series value the securities within the range of the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Trustees of the Trust. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Series is calculated. When fair value pricing is used, the prices of securities used by the Series may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.

The Series will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time that the net asset values of the Series are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the Series price their shares at the close of the NYSE, the Series will fair-value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Series’ foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Series has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Series uses data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When a Series uses fair value pricing, the values assigned to the Series’ foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

A summary of the inputs used to value the Series’ investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Summary Schedules of Portfolio Holdings. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Foreign Currency Translation: Securities and other assets and liabilities of the Series, whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and ask prices for the U.S. dollar as quoted by generally recognized reliable sources. To facilitate the translation, the Series enter into foreign currency contracts. A foreign currency contract is a spot agreement between two parties to buy and sell currencies at current market exchange rates, for settlement generally within two business days. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.
The Series do not isolate the effect of foreign currency rate fluctuations when determining the realized gain or loss upon the sale or maturity of foreign currency-denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for income tax reporting purposes.

Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the Series and the U.S. dollar equivalent amounts actually received or paid.

3. Deferred Compensation Plan: Each eligible Trustee of the Trust may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/ Trustees’ Fees & Expenses.

The Trustees may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Trustee shall have the right in a notice of election (the “Notice”) to defer the receipt of the Trustee’s deferred compensation until a date specified by such Trustee in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Trustee ceases to be a member of the Board of Trustees of the Trust; and (ii) five years following the effective date of the Trustee’s first deferral election. If a Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Trustee’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Trustee ceases to be a member of the Board (unless the Trustee files an amended Notice selecting a different distribution date).

4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities and that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Series estimate the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities, using the effective interest method. Expenses directly attributable to a Series are directly charged. Common expenses of the Trust or Series are allocated using methods approved by the Board of Trustees, generally based on average net assets.

The Series may be subject to taxes imposed by countries in which they invest with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Series accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. Additionally, if there is a deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The Emerging Markets Series and The Emerging Markets Small Cap Series are subject to tax on short-term and long-term capital gains for investments in India. Such taxes are accrued on a daily basis and due upon sale of individual securities.

C. Investment Advisor:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Series. For the six months ended April 30, 2022, investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

The DFA International Value Series	0.20%
The Japanese Small Company Series	0.10%
The Asia Pacific Small Company Series	0.10%
The United Kingdom Small Company Series	0.10%
The Continental Small Company Series	0.10%
The Canadian Small Company Series	0.10%
The Emerging Markets Series	0.10%
The Emerging Markets Small Cap Series	0.20%

Earned Income Credit:

Additionally, the Series have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Series’ custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of each Series’ net assets. During the six months ended April 30, 2022, expenses reduced were as follows (amounts in thousands):

Fees Paid Indirectly
The DFA International Value Series	$7
The Japanese Small Company Series	2
The Continental Small Company Series	1
The Emerging Markets Series	(2)

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Trustees of the Advisor are also Officers and Trustees of the Trust; however, such Officers and Trustees (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Trust. For the six months ended April 30, 2022, the total related amounts paid by the Trust to the CCO were $9 (in thousands). The total related amounts paid by each of the Series are included in Other Expenses on the Statements of Operations.

D. Deferred Compensation:

As of April 30, 2022, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities on the Statements of Assets and Liabilities as follows (amounts in thousands):

The DFA International Value Series	$191
The Japanese Small Company Series	49
The Asia Pacific Small Company Series	25
The United Kingdom Small Company Series	31
The Continental Small Company Series	57
The Canadian Small Company Series	14
The Emerging Markets Series	84
The Emerging Markets Small Cap Series	72

E. Purchases and Sales of Securities:

For the six months ended April 30, 2022, the Series’ transactions related to investment securities, other than short-term securities, in-kind redemptions and U.S. Government securities (amounts in thousands), were as follows:

	Purchases	Sales
The DFA International Value Series	$1,086,382	$730,444
The Japanese Small Company Series	$131,173	$198,204
The Asia Pacific Small Company Series	$201,395	$191,866
The United Kingdom Small Company Series	$96,579	$133,757
The Continental Small Company Series	$277,560	$404,980
The Canadian Small Company Series	$102,260	$172,508
The Emerging Markets Series	$188,976	$861,826
The Emerging Markets Small Cap Series	$235,915	$538,168

There were no purchases or sales of long-term U.S. government securities.

For the six months ended April 30, 2022, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.

The amounts presented below may differ from the respective amounts presented in the corresponding Summary Schedule of Portfolio Holdings, Statement of Assets and Liabilities or Statement of Operations due to rounding. The amounts are as follows (amounts in thousands):

	Balance at October 31, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at April 30, 2022	Shares as of April 30, 2022	Dividend Income	Capital Gain Distributions
The DFA International Value Series
The DFA Short Term Investment Fund	$495,353	$2,471,530	$2,163,014	$78	$(100)	$803,847	69,495	$446	—

Total	$495,353	$2,471,530	$2,163,014	$78	$(100)	$803,847	69,495	$446	—

The Japanese Small Company Series
The DFA Short Term Investment Fund	$61,490	$201,942	$204,266	$(11)	$(11)	$59,144	5,113	$46	—

Total	$61,490	$201,942	$204,266	$(11)	$(11)	$59,144	5,113	$46	—

The Asia Pacific Small Company Series
The DFA Short Term Investment Fund	$40,607	$76,095	$93,272	$(9)	$(4)	$23,417	2,025	$25	—

Total	$40,607	$76,095	$93,272	$(9)	$(4)	$23,417	2,025	$25	—

The United Kingdom Small Company Series
The DFA Short Term Investment Fund	$15,631	$53,228	$52,612	$(3)	$(3)	$16,241	1,404	$13	—

Total	$15,631	$53,228	$52,612	$(3)	$(3)	$16,241	1,404	$13	—

The Continental Small Company Series
The DFA Short Term Investment Fund	$297,271	$699,040	$623,655	$(49)	$(2)	$372,605	32,213	$244	—

Total	$297,271	$699,040	$623,655	$(49)	$(2)	$372,605	32,213	$244	—

The Canadian Small Company
Series
The DFA Short Term Investment Fund	$276,415	$406,705	$431,557	$(44)	$(14)	$251,505	21,743	$174	—

Total	$276,415	$406,705	$431,557	$(44)	$(14)	$251,505	21,743	$174	—

The Emerging Markets Series
The DFA Short Term Investment Fund	$107,885	$300,429	$341,064	$(22)	$(13)	$67,215	5,811	$71	—

Total	$107,885	$300,429	$341,064	$(22)	$(13)	$67,215	5,811	$71	—

	Balance at October 31, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at April 30, 2022	Shares as of April 30, 2022	Dividend Income	Capital Gain Distributions
The Emerging Markets Small Cap Series
The DFA Short Term Investment Fund	$143,180	$227,087	$268,934	$(22)	$(2)	$101,309	8,758	$80	—

Total	$143,180	$227,087	$268,934	$(22)	$(2)	$101,309	8,758	$80	—

F. Federal Income Taxes:

No provision for federal income taxes is required since the Series are treated as partnerships for federal income tax purposes. Any net investment income and realized and unrealized gains and losses have been deemed to have been “passed down” to their respective partners.

As of April 30, 2022, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
The DFA International Value Series	$11,637,071	$2,204,454	$(1,294,320)	$910,134
The Japanese Small Company Series	2,997,056	436,954	(592,336)	(155,382)
The Asia Pacific Small Company Series	1,700,696	340,740	(371,397)	(30,657)
The United Kingdom Small Company Series	1,434,044	359,094	(283,203)	75,891
The Continental Small Company Series	4,914,032	1,591,649	(753,001)	838,648
The Canadian Small Company Series	1,344,314	377,602	(102,715)	274,887
The Emerging Markets Series	3,279,643	2,242,706	(416,662)	1,826,044
The Emerging Markets Small Cap Series	4,001,951	1,458,519	(852,547)	605,972

The difference between GAAP-basis and tax-basis unrealized gains (losses) is can occur as a result of wash sales and net mark to market gains (losses) on regulated futures contracts, net mark-to-market gain/loss on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments.

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Series’ tax positions and has concluded that no additional provision for income tax is required in any Series’ financial statements. The Series are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Series’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Financial Instruments:

In accordance with the Series’ investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Series may be inhibited.

Series that have significant exposure to certain countries, such as The United Kingdom Small Company Series that concentrates investments in the United Kingdom, can be expected to be impacted by the political and economic conditions within such countries. For example, there is continuing uncertainty around the future of the euro and the European Union (EU) following the United Kingdom’s (UK) exit from the EU (referred to as “Brexit”). Brexit may cause greater market volatility and illiquidity, currency fluctuations, deterioration in economic activity, a decrease in business confidence, and increased likelihood of a recession in the UK. While it is not possible to determine the precise impact these events may have on the Series, during this period and beyond, the impact on the UK, EU countries, other countries or parties that transact with the UK and EU, and the broader global economy could be significant and could adversely affect the value and liquidity of the Series’ investments.

Derivative Financial Instruments:

Summarized below are the specific types of derivative instruments used by the Series.

2. Futures Contracts: The Series listed below may purchase or sell futures contracts and options on futures contracts for equity securities and indices to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Series. Upon entering into a futures contract, a Series deposits cash or pledges U.S. Government securities to a broker in an amount equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. Entering into stock index futures subjects the Series to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

Securities have been segregated as collateral for open futures contracts.

The average volume (based on the open positions at each fiscal month-end) of derivative activity for the six months ended April 30, 2022 was as follows (amounts in thousands):

Futures*
The DFA International Value Series	$124,540
The Asia Pacific Small Company Series	2,461
The Canadian Small Company Series	1,363
The Emerging Markets Series	33,723

Futures*
The Emerging Markets Small Cap Series	$40,494

*	Average Notional Value of futures contracts

The following is a summary of the Series’ derivative instrument holdings categorized by primary risk exposure as of April 30, 2022 (amounts in thousands):

	Asset Derivatives Value
	Total Value at April 30, 2022	Equity Contracts*,(1)
The Emerging Markets Series	$193	$193

	Liability Derivatives Value
	Total Value at April 30, 2022	Equity Contracts*,(2)
The DFA International Value Series	$(8,776)	$(8,776)
The Emerging Markets Small Cap Series	(205)	(205)

(1)	Presented on Statements of Assets and Liabilities as Receivables or Payables: Futures Margin Variation.
(2)	Presented on Statements of Assets and Liabilities as Receivables or Payables: Futures Margin Variation.
*	Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s margin variation is reported within the Statements of Assets and Liabilities.

The following is a summary of the realized and change in unrealized gains and losses from the Series’ derivative instrument holdings categorized by primary risk exposure for the six months ended April 30, 2022 (amounts in thousands):

	Realized Gain (Loss) on Derivatives
	Total	Equity Contracts (1)
The DFA International Value Series	$6,138	$6,138
The Asia Pacific Small Company Series	349	349	*
The Canadian Small Company Series	(287)	(287	)*
The Emerging Markets Series	(10,174)	(10,174)
The Emerging Markets Small Cap Series	(6,344)	(6,344)

	Change in Unrealized Appreciation (Depreciation) on Derivatives
	Total	Equity Contracts (2)
The DFA International Value Series	$(11,791)	$(11,791)
The Emerging Markets Series	1,145	1,145
The Emerging Markets Small Cap Series	(259)	(259)

(1)	Presented on Statements of Operations as Net Realized Gain (Loss) on: Futures.

(2)	Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) of: Futures.
*	As of April 30, 2022, there were no futures contracts outstanding. During the six months ended April 30, 2022, the Series had limited activity in futures contracts.

H. Line of Credit and Interfund Lending Program:

The Trust, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 6, 2022, with its domestic custodian bank. A line of credit with similar terms was in effect through April 6, 2022. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 5, 2023.

The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 2, 2022. A line of credit with similar terms was in effect through January 1, 2022. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit agreement expires on January 1, 2023.

For the six months ended April 30, 2022, borrowings by the following Series under the lines of credit were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding*	Interest Expense Incurred	Maximum Amount Borrowed During the Period	Outstanding Borrowings as of 04/30/2022
The DFA International Value Series	0.83%	$7,701	10	$2	$34,971	—
The Japanese Small Company Series	0.88%	173	5	—	374	—
The Asia Pacific Small Company Series	0.89%	216	18	—	837	—
The United Kingdom Small Company Series	0.91%	1,018	24	1	3,521	—
The Continental Small Company Series	0.90%	254	11	—	736	—
The Canadian Small Company Series	0.89%	93	13	—	428	—
The Emerging Markets Series	0.83%	8,887	10	2	16,316	—
The Emerging Markets Small Cap Series	0.83%	4,395	2	—	8,774	—

*	Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2022, that each Series’ available line of credit was used.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Series may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.

For the six months ended April 30, 2022, activity by the Series under the interfund lending program was as follows (amounts in thousands, except percentages and days):

	Borrower or Lender	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding*	Interest Expense/ Income	Maximum Amount Borrowed/Loaned During the Period	Outstanding Borrowings as of 04/30/2022
The DFA International Value Series	Borrower	0.44%	$49,829	1	$1	$49,829	—
The Emerging Markets Series	Borrower	0.69%	132,838	4	10	147,127	$126,198

*	Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2022 that the Series’ utilized the interfund lending program.

I. Affiliated Trades:

Cross trades for the six months ended April 30, 2022, if any, were executed by the Series pursuant to procedures adopted by the Board of Trustees of the Trust to ensure compliance with Rule 17a-7 under the Investment Company Act of 1940 (the “1940 Act”). Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of a common investment advisor (or affiliated investment advisors), common Trustees and/or common Officers. At its regularly scheduled meetings, the CCO certifies to the Board that the 17a-7 transactions entered into by the Series complied with the Rule 17a-7 Procedures adopted by the Board of Trustees of the Trust.

For the six months ended April 30, 2022, cross trades by the Series under Rule 17a-7 were as follows (amounts in thousands):

Series	Purchases	Sales	Realized Gain (Loss)
The DFA International Value Series	$138,336	$21,363	$(1,206)
The Japanese Small Company Series	8,252	16,720	(2,284)
The Asia Pacific Small Company Series	6,165	12,438	3,084
The United Kingdom Small Company Series	10,086	14,721	2,977
The Continental Small Company Series	9,141	27,622	9,983
The Canadian Small Company Series	6,283	32,419	10,521
The Emerging Markets Series	496	1,813	316
The Emerging Markets Small Cap Series	94	3,705	(391)

J. Securities Lending:

As of April 30, 2022, each Series had securities on loan to brokers/dealers, for which each such Series received cash collateral. The Series also received non-cash collateral consisting of short- and/or long-term U.S. Treasuries and U.S. government agency securities as follows (amounts in thousands):

Non-Cash Collateral Market Value
The DFA International Value Series	$28,832
The Japanese Small Company Series	148,795
The Asia Pacific Small Company Series	113,284
The Continental Small Company Series	5,734
The Canadian Small Company Series	6,152
The Emerging Markets Series	151,366
The Emerging Markets Small Cap Series	444,341

Each Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Series’ collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Series could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

Subject to their stated investment policies, each Series will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the “Money Market Series”), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. The Series also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, each Series will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2022 (amounts in thousands):

	Remaining Contractual Maturity of the Agreements As of April 30, 2022
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
The DFA International Value Series
Common Stocks	$803,751	—	—	—	$803,751
The Japanese Small Company Series
Common Stocks	59,198	—	—	—	59,198
The Asia Pacific Small Company Series
Common Stocks	23,430	—	—	—	23,430
The United Kingdom Small Company Series
Common Stocks	16,247	—	—	—	16,247
The Continental Small Company Series
Common Stocks, Rights/Warrants	372,706	—	—	—	372,706
The Canadian Small Company Series
Common Stocks, Rights/Warrants	251,564	—	—	—	251,564
The Emerging Markets Series
Common Stocks	67,263	—	—	—	67,263
The Emerging Markets Small Cap Series
Common Stocks	101,297	—	—	—	101,297

K. Indemnitees; Contractual Obligations:

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust.

In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

L. Recently Issued Accounting Standards and Regulations:

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the Series’ financial statements.

In October 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies. Rule 18f-4 (the “Derivatives Rule”) imposes limits on the amount of derivatives contracts the Series could enter, eliminate the asset segregation framework currently used by the Series to comply with Section 18 of the 1940 Act, and require funds whose use of derivatives is more than a limited specified exposure to establish and maintain a derivatives risk management program and appoint a derivatives risk manager. The Derivatives Rule became effective February 19, 2021 and the Series are required to comply on August 19, 2022. Management is currently evaluating the effect, if any, the Derivatives Rule will have on the Series.

On December 3, 2020, the SEC adopted new Rule 2a-5 (the “Valuation Rule”) under the Investment Company Act of 1940, establishing an updated regulatory framework for fund valuation. The Valuation Rule, in part, provides a framework for good faith fair value determination and permits a Board to designate fair value determinations to a fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Valuation Rule became effective on March 8, 2021, with a compliance date of September 8, 2022. Management is currently evaluating the Valuation Rule and its effect on the Series.

M. Russia and Ukraine Conflict:

As a result of the conflict between Russia and Ukraine that began in February 2022, economic sanctions have been placed on Russia and certain of its citizens. It is uncertain how long the conflict, economic sanctions, and any resulting effect on global markets will continue. Management is currently evaluating the effect of these developments on the Series.

N. Other:

The Series and the Trust are subject to claims and suits that arise from time to time in the ordinary course of business (for example, claw back litigation against former shareholders of portfolio companies that filed for bankruptcy, such as the now ended litigation involving The Tribune Company and the ongoing litigation involving Nine West). Although management currently believes that resolving claims against the Series and the Trust, individually or in aggregate, will not have a material adverse impact on the Series’ and the Trust’s financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

O. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Series through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

RESULTS OF THE SHAREHOLDER MEETING

On December 29, 2021, The DFA Investment Trust Company (“DFAITC”) held a Special Joint Meeting of Shareholders for the purpose of considering and voting upon the election of Trustees. Trustees were elected by the shareholders of all series of DFAITC, including each of the Series. The results of the voting were as follows:

DFAITC

Proposal: Election of Trustees*

		For Vote	Withhold Vote	Total Vote	% For Vote	% Withhold Vote	% Total Vote
1.	Reena Aggarwal	1,338,053,388	7,752,954	1,345,806,342	99.42%	0.58%	100.00%
2.	David P. Butler	1,310,184,308	35,622,034	1,345,806,342	97.35%	2.65%	100.00%
3.	George M Constantinides	1,293,129,780	52,676,562	1,345,806,342	96.09%	3.91%	100.00%
4.	Douglas W. Diamond	1,309,663,859	36,142,483	1,345,806,342	97.31%	2.69%	100.00%
5.	Darrell Duffie	1,310,016,601	35,789,741	1,345,806,342	97.34%	2.66%	100.00%
6.	Francis A. Longstaff	1,338,492,235	7,314,108	1,345,806,342	99.46%	0.54%	100.00%
7.	Gerard K. O’Reilly	1,310,259,985	35,546,357	1,345,806,342	97.36%	2.64%	100.00%
8.	Abbie J. Smith	1,294,152,136	51,654,207	1,345,806,342	96.16%	3.84%	100.00%
9.	Heather E. Tookes	1,338,526,033	7,280,309	1,345,806,342	99.46%	0.54%	100.00%
10. Ingrid M. Werner		1,310,401,509	35,404,834	1,345,806,342	97.37%	2.63%	100.00%

*	Results are for all series within DFAITC

DIMENSIONAL EMERGING MARKETS VALUE FUND

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

DISCLOSURE OF FUND EXPENSES
CONTINUED
Six Months Ended April 30, 2022
EXPENSE TABLE

	Beginning Account Value 11/01/21	Ending Account Value 04/30/22	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
Dimensional Emerging Markets Value Fund
Actual Fund Return
Institutional Class Shares	$1,000.00	$963.50	0.14%	$0.68
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,024.10	0.14%	$0.70

(1)

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

DIMENSIONAL EMERGING MARKETS VALUE FUND

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For the Dimensional Emerging Markets Value Fund, this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. Dimensional Emerging Markets Value Fund filed its most recent Form N-PORT with the SEC on March 29, 2022. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; by visiting the SEC’s website at http://www.sec.gov; or by visiting the SEC’s Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

SEC regulations permit a fund to include in its reports to shareholders a “Summary Schedule of Portfolio Holdings” in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund’s 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund’s net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

Dimensional Emerging Markets Value Fund
Communication Services	3.2%
Consumer Discretionary	8.4%
Consumer Staples	3.1%
Energy	10.7%
Financials	28.9%
Health Care	2.3%
Industrials	9.2%
Information Technology	11.2%
Materials	16.2%
Real Estate	5.2%
Utilities	1.6%

100.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2022

(Unaudited)

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (97.7%)
BRAZIL — (4.4%)
Petroleo Brasileiro SA	10,301,883	$69,680,108	0.6%
Petroleo Brasileiro SA, Sponsored ADR	10,372,552	127,271,213	1.1%
Petroleo Brasileiro SA, Sponsored ADR	4,446,951	60,345,125	0.5%
Vale SA	7,820,890	131,757,392	1.1%
Other Securities		150,454,743	1.2%

TOTAL BRAZIL		539,508,581	4.5%

CHILE — (0.5%)
Other Securities		64,248,603	0.5%

CHINA — (27.3%)
* Alibaba Group Holding Ltd.	8,685,000	105,936,830	0.9%
* Baidu, Inc., Sponsored ADR	858,247	106,568,530	0.9%
Bank of China Ltd., Class H	271,691,817	106,607,098	0.9%
China Construction Bank Corp., Class H	437,755,101	311,856,299	2.6%
China Merchants Bank Co. Ltd., Class H	9,649,000	58,156,884	0.5%
China Overseas Land & Investment Ltd.	19,311,000	59,657,044	0.5%
# China Resources Land Ltd.	17,952,000	80,177,446	0.7%
China Shenhua Energy Co. Ltd., Class H	16,463,000	52,596,889	0.5%
Industrial & Commercial Bank of China Ltd., Class H	198,536,996	119,679,351	1.0%
PetroChina Co. Ltd., Class H	107,982,000	51,258,396	0.4%
Ping An Insurance Group Co. of China Ltd., Class H	23,598,500	149,159,346	1.3%
* Trip.com Group Ltd., ADR	1,765,245	41,748,044	0.4%
Other Securities		2,088,394,370	16.9%

TOTAL CHINA		3,331,796,527	27.5%

COLOMBIA — (0.1%)
Other Securities		8,120,174	0.1%

CZECH REPUBLIC — (0.1%)
Other Securities		14,894,531	0.1%

GREECE — (0.3%)
Other Securities		33,786,219	0.3%

HONG KONG — (0.0%)
Other Securities		345,595	0.0%

HUNGARY — (0.2%)
Other Securities		28,413,411	0.2%

INDIA — (15.2%)
* Axis Bank Ltd.	9,124,030	86,173,301	0.7%
Hindalco Industries Ltd.	9,428,685	58,791,771	0.5%
Housing Development Finance Corp. Ltd.	1,427,059	41,123,563	0.4%
# ICICI Bank Ltd., Sponsored ADR	4,024,863	76,633,389	0.6%
JSW Steel Ltd.	4,827,498	45,379,964	0.4%
Larsen & Toubro Ltd.	2,229,024	49,122,941	0.4%
Mahindra & Mahindra Ltd.	3,949,734	47,416,347	0.4%
Reliance Industries Ltd.	11,865,020	431,354,404	3.6%

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
INDIA — (Continued)
* Tata Motors Ltd.	8,275,763	$46,762,512	0.4%
Tata Steel Ltd.	2,485,153	40,770,397	0.4%
Other Securities		929,953,653	7.5%

TOTAL INDIA		1,853,482,242	15.3%

INDONESIA — (2.0%)
Other Securities		239,553,841	2.0%

MALAYSIA — (1.9%)
Other Securities		235,587,060	1.9%

MEXICO — (2.3%)
Grupo Mexico SAB de CV, Class B	9,127,735	42,756,974	0.4%
Other Securities		243,136,146	2.0%

TOTAL MEXICO		285,893,120	2.4%

PHILIPPINES — (1.0%)
Other Securities		117,479,057	1.0%

POLAND — (0.7%)
Other Securities		92,403,575	0.8%

QATAR — (0.5%)
Other Securities		57,862,179	0.5%

SAUDI ARABIA — (3.6%)
Riyad Bank	3,674,892	39,825,113	0.3%
Saudi Basic Industries Corp.	2,022,703	70,069,781	0.6%
Saudi National Bank	2,323,120	48,692,157	0.4%
Other Securities		276,603,999	2.3%

TOTAL SAUDI ARABIA		435,191,050	3.6%

SOUTH AFRICA — (4.2%)
Impala Platinum Holdings Ltd.	3,383,984	43,773,240	0.4%
MTN Group Ltd.	6,469,932	68,620,063	0.6%
* Sasol Ltd.	1,665,381	40,796,692	0.3%
Standard Bank Group Ltd.	4,458,510	47,249,087	0.4%
Other Securities		308,523,147	2.5%

TOTAL SOUTH AFRICA		508,962,229	4.2%

SOUTH KOREA — (12.7%)
Hana Financial Group, Inc.	1,199,113	44,519,107	0.4%
Hyundai Motor Co	370,785	53,796,343	0.5%
# KB Financial Group, Inc., ADR	2,179,881	100,100,135	0.8%
Kia Corp.	939,529	61,623,939	0.5%
# LG Electronics, Inc.	565,137	51,182,798	0.4%
POSCO Holdings, Inc., Sponsored ADR	903,713	51,249,564	0.4%
Samsung Electronics Co. Ltd.	2,650,847	141,273,034	1.2%
SK Hynix, Inc.	906,319	79,419,008	0.7%
Other Securities		970,902,186	7.9%

TOTAL SOUTH KOREA		1,554,066,114	12.8%

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
TAIWAN — (17.2%)
# Asustek Computer, Inc.	3,664,000	$44,071,750	0.4%
Cathay Financial Holding Co. Ltd.	37,255,459	78,331,907	0.7%
China Steel Corp.	58,452,320	70,807,344	0.6%
CTBC Financial Holding Co. Ltd.	80,071,073	78,759,419	0.7%
Fubon Financial Holding Co. Ltd.	33,386,173	83,829,889	0.7%
Hon Hai Precision Industry Co. Ltd.	39,997,192	137,033,559	1.2%
# United Microelectronics Corp.	30,424,681	48,332,307	0.4%
Other Securities		1,562,090,590	12.7%

TOTAL TAIWAN		2,103,256,765	17.4%

THAILAND — (2.1%)
PTT PCL	47,991,600	52,545,548	0.5%
Other Securities		202,231,256	1.6%

TOTAL THAILAND		254,776,804	2.1%

TURKEY — (0.6%)
Other Securities		74,491,634	0.6%

UNITED ARAB EMIRATES — (0.8%)
Other Securities		96,575,240	0.8%

UNITED KINGDOM — (0.0%)
Other Security		261,403	0.0%

TOTAL COMMON STOCKS		11,930,955,954	98.6%

PREFERRED STOCKS — (0.7%)
BRAZIL — (0.6%)
Petroleo Brasileiro SA	4,448,873	27,247,823	0.2%
Other Securities		45,451,286	0.4%

TOTAL BRAZIL		72,699,109	0.6%

COLOMBIA — (0.1%)
Other Securities		5,503,336	0.1%

PHILIPPINES — (0.0%)
Other Security		753,241	0.0%

SOUTH KOREA — (0.0%)
Other Security		186,209	0.0%

TAIWAN — (0.0%)
Other Security		1,497,640	0.0%

TOTAL PREFERRED STOCKS		80,639,535	0.7%

RIGHTS/WARRANTS — (0.0%)
HONG KONG — (0.0%)
Other Securities		9,298	0.0%

MALAYSIA — (0.0%)
Other Security		38,033	0.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
PHILIPPINES — (0.0%)
Other Security		$289,223	0.0%

SOUTH KOREA — (0.0%)
Other Security		4,720	0.0%

THAILAND — (0.0%)
Other Securities		19,676	0.0%

TURKEY — (0.0%)
Other Security		75,369	0.0%

TOTAL RIGHTS/WARRANTS		436,319	0.0%

TOTAL INVESTMENT SECURITIES (Cost $9,926,469,161)		12,012,031,808

		Value†
SECURITIES LENDING COLLATERAL — (1.6%)
@§ The DFA Short Term Investment Fund	16,857,106	194,986,147	1.6%

TOTAL INVESTMENTS — (100.0%) (Cost $10,121,461,759)		$12,207,017,955	100.9%

As of April 30, 2022, Dimensional Emerging Markets Value Fund had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
E-Mini MSCI Emerging Markets Index	650	06/17/22	$35,030,792	$34,365,500	$(665,292)
S&P 500® Emini Index	239	06/17/22	51,464,228	49,323,625	(2,140,603)

Total Futures Contracts			$86,495,020	$83,689,125	$(2,805,895)

Summary of the Fund’s investments as of April 30, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$539,392,039	$116,542	—	$539,508,581
Chile	5,082,063	59,166,540	—	64,248,603
China	263,682,479	3,062,260,052	$5,853,996	3,331,796,527
Colombia	8,120,174	—	—	8,120,174
Czech Republic	—	14,894,531	—	14,894,531
Greece	—	33,786,219	—	33,786,219
Hong Kong	—	343,703	1,892	345,595
Hungary	—	28,413,411	—	28,413,411
India	82,792,570	1,770,655,282	34,390	1,853,482,242
Indonesia	—	239,176,079	377,762	239,553,841
Malaysia	—	235,586,470	590	235,587,060
Mexico	278,367,663	7,525,457	—	285,893,120
Philippines	—	117,465,255	13,802	117,479,057

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Poland	—	$92,403,575	—		$92,403,575
Qatar	—	57,862,179	—		57,862,179
Saudi Arabia	$293,126	434,897,924	—		435,191,050
South Africa	62,377,855	446,584,374	—		508,962,229
South Korea	203,241,160	1,349,859,653	$965,301		1,554,066,114
Taiwan	22,976,777	2,079,958,509	321,479		2,103,256,765
Thailand	245,678,877	9,097,927	—		254,776,804
Turkey	8,571,190	65,920,444	—		74,491,634
United Arab Emirates	—	96,575,240	—		96,575,240
United Kingdom	—	261,403	—		261,403
Preferred Stocks
Brazil	72,616,169	82,940	—		72,699,109
Colombia	5,503,336	—	—		5,503,336
Philippines	—	753,241	—		753,241
South Korea	—	186,209	—		186,209
Taiwan	—	1,497,640	—		1,497,640
Rights/Warrants
Hong Kong	—	9,298	—		9,298
Malaysia	—	38,033	—		38,033
Philippines	—	289,223	—		289,223
South Korea	—	4,720	—		4,720
Thailand	—	19,676	—		19,676
Turkey	—	75,369	—		75,369
Securities Lending Collateral	—	194,986,147	—		194,986,147
Futures Contracts**	(2,805,895)	—	—		(2,805,895)

TOTAL	$1,795,889,583	$10,400,753,265	$7,569,212	^	$12,204,212,060

**	Valued at the unrealized appreciation/(depreciation) on the investment.
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

DIMENSIONAL EMERGING MARKETS VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES

APRIL 30, 2022

(Unaudited)

(Amounts in thousands)

Dimensional Emerging Markets Value Fund
ASSETS:
Investment Securities at Value (including $608,567 of securities on loan)*	$12,012,032
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $194,993)	194,986
Segregated Cash for Futures Contracts	4,726
Foreign Currencies at Value	86,719
Cash	10,267
Receivables:
Investment Securities Sold	36,507
Dividends, Interest and Tax Reclaims	31,607
Securities Lending Income	1,154

Total Assets	12,377,998

LIABILITIES:
Payables:
Upon Return of Securities Loaned	195,013
Due to Advisor	1,038
Futures Margin Variation	1,710
Deferred Taxes Payable	75,829
Accrued Expenses and Other Liabilities	2,672

Total Liabilities	276,262

NET ASSETS	$12,101,736

Investment Securities at Cost	$9,926,469

Foreign Currencies at Cost	$87,865

*	See Note I in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

DIMENSIONAL EMERGING MARKETS VALUE FUND

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2022

(Unaudited)

(Amounts in thousands)

Dimensional Emerging Markets Value Fund#
Investment Income
Dividends (Net of Foreign Taxes Withheld of $16,928)	$171,887
Income from Securities Lending	6,443

Total Investment Income	178,330

Expenses
Investment Management Fees	6,445
Accounting & Transfer Agent Fees	34
Custodian Fees	2,426
Shareholders’ Reports	9
Directors’/Trustees’ Fees & Expenses	(54)
Professional Fees	151
Other	290

Total Expenses	9,301

Fees Paid Indirectly (Note C)	1

Net Expenses	9,300

Net Investment Income (Loss)	169,030

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	299,392
Affiliated Investment Companies Shares Sold	27
Futures	(5,541)
Foreign Currency Transactions	(2,195)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(909,033)
Affiliated Investment Companies Shares	(57)
Futures	(3,257)
Translation of Foreign Currency-Denominated Amounts	(1,052)

Net Realized and Unrealized Gain (Loss)	(621,716)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(452,686)

**	Net of foreign capital gain taxes withheld of $6,951.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

DIMENSIONAL EMERGING MARKETS VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Dimensional Emerging Markets Value Fund
	Six Months Ended Apr 30, 2022	Year Ended Oct 31, 2021
	(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$169,030	$478,456
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	299,392	651,370
Affiliated Investment Companies Shares Sold	27	(2)
Futures	(5,541)	40,443
Foreign Currency Transactions	(2,195)	(4,609)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(909,033)	3,305,387
Affiliated Investment Companies Shares	(57)	(21)
Futures	(3,257)	840
Translation of Foreign Currency-Denominated Amounts	(1,052)	12

Net Increase (Decrease) in Net Assets Resulting from Operations	(452,686)	4,471,876

Transactions in Interest:
Contributions	413,315	568,216
Withdrawals	(1,328,598)	(4,440,642)

Net Increase (Decrease) from Transactions in Interest	(915,283)	(3,872,426)

Total Increase (Decrease) in Net Assets	(1,367,969)	599,450
Net Assets
Beginning of Period	13,469,705	12,870,255

End of Period	$12,101,736	$13,469,705

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2022 of $6,951.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2021 of $12,230.

See accompanying Notes to Financial Statements.

DIMENSIONAL EMERGING MARKETS VALUE FUND

FINANCIAL HIGHLIGHTS

	Dimensional Emerging Markets Value Fund
	Six Months		Year	Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended	Ended
	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2022		2021	2020	2019	2018	2017
	(Unaudited)
Total Return	(3.61	%)(B)	35.69%	(9.41%)	5.24%	(9.06%)	24.89%

Net Assets, End of Period (thousands)	$12,101,736		$13,469,705	$12,870,255	$17,426,097	$16,684,907	$19,612,211
Ratio of Expenses to Average Net Assets	0.14	%(C)	0.14%	0.14%	0.13%	0.14%	0.16%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	0.14	%(C)	0.14%	0.14%	0.15%	0.14%	0.16%
Ratio of Net Investment Income to Average Net Assets	2.62	%(C)	3.26%	3.25%	2.95%	2.78%	2.64%
Portfolio Turnover Rate	7	%(B)	14%	20%	14%	13%	14%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DIMENSIONAL EMERGING MARKETS VALUE FUND

NOTES TO FINANCIAL STATEMENTS

(UNAUDITED)

A. Organization:

Dimensional Emerging Markets Value Fund (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940. The Fund meets the definition as an investment company and follows the accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Certification (“ASC”) Topic 946, “Financial Services-Investment Companies.” The Fund consists of one series.

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

1. Security Valuation: The Fund uses a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Securities held by the Fund, including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note.

Securities held by the Fund that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Fund values the securities within the range of the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Trustees of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Fund is calculated. When fair value pricing is used, the prices of securities used by the Fund may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.

The Fund will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time at which the net asset value of the Fund is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the pricing of the Fund’s shares (at the close of the NYSE), the Fund will fair-value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Fund’s foreign investments since the last calculated closing prices of the foreign investments on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Fund has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Fund uses data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When the Fund uses fair value pricing, the values assigned to the Fund’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

Futures contracts held by the Fund are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

A summary of the inputs used to value the Fund’s investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Summary Schedule of Portfolio Holdings. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Foreign Currency Translation: Securities and other assets and liabilities of the Fund whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and ask prices for the U.S. dollar as quoted by generally recognized reliable sources. To facilitate the translation, the Fund enters into foreign currency contracts. A foreign currency contract is a spot agreement between two parties to buy and sell currencies at current market exchange rates, for settlement generally within two business days. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement. The Fund does not isolate the effect of foreign exchange rate fluctuations from the effect of fluctuations in the market prices of securities, whether realized or unrealized.

Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the Fund and the U.S. dollar equivalent amounts actually received or paid.

3. Deferred Compensation Plan: Each eligible Trustee of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/ Trustees’ Fees & Expenses. As of April 30, 2022, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities in the amount of $326 (in thousands).

The Trustees may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Trustee shall have the right in a notice of election (the “Notice”) to defer the receipt of the Trustee’s deferred compensation until a date specified by such Trustee in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Trustee ceases to be a member of the Board of Trustees of the Fund; and (ii) five years following the effective date of the Trustee’s first deferral election. If a Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Trustee’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Trustee ceases to be a member of the Board (unless the Trustee files an amended Notice selecting a different distribution date).

4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Fund estimates the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Expenses directly attributable to the Fund are directly charged. The Fund may be subject to taxes imposed by countries in which it invests, with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Fund accrues such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. Additionally, if there is a deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The Fund’s investments in Chile are subject to governmental taxes on investment income. Such taxes are due when currencies are repatriated from the country. The Fund accrues for taxes on income as the income is earned. The Fund is subject to tax on short-term and long-term capital gains for investments in India. Such taxes are accrued on a daily basis and due upon sale of individual securities.

C. Investment Advisor:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Fund.

For the six months ended April 30, 2022, the Fund’s investment management fee was accrued daily and paid monthly to the Advisor based on the following effective annual rate of average daily net assets:

Dimensional Emerging Markets Value Fund	0.10%

Earned Income Credit:

Additionally, the Fund has entered into arrangements with its custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Fund’s custody expense. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of the Fund’s net assets. During the six months ended April 30, 2022, expenses reduced were the following (amount in thousands):

Fees Paid Indirectly
Dimensional Emerging Markets Value Fund	$1

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Trustees of the Advisor are also Officers and Trustees of the Fund; however, such Officers and Trustees (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the six months ended April 30, 2022, the total related amounts paid by the Fund to the CCO were $2 (in thousands) and are included in Other Expenses on the Statement of Operations.

D. Purchases and Sales of Securities:

For the six months ended April 30, 2022, the Fund’s transactions related to investment securities, other than short-term securities, in-kind redemptions and U.S. Government securities (amounts in thousands), were as follows:

	Purchases	Sales
Dimensional Emerging Markets Value Fund	$888,417	$1,676,663

There were no purchases or sales of long-term U.S. government securities.

For the six months ended April 30, 2022, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.

The amounts presented below may differ from the respective amounts presented in the corresponding Summary Schedule of Portfolio Holdings, Statement of Assets and Liabilities or Statement of Operations due to rounding. The amounts are as follows (amounts in thousands):

					Change in
				Net Realized	Unrealized
	Balance at	Purchases	Proceeds	Gain/(Loss)	Appreciation/	Balance at	Shares as of	Dividend	Capital Gain
	October 31, 2021	at Cost	from Sales	on Sales	Depreciation	April 30, 2022	April 30, 2022	Income	Distributions
Dimensional Emerging Markets Value Fund
The DFA Short Term Investment Fund	$226,407	$824,458	$855,849	$27	$(57)	$194,986	16,857	$139	—

Total	$226,407	$824,458	$855,849	$27	$(57)	$194,986	16,857	$139	—

E. Federal Income Taxes:

No provision for federal income taxes is required since the Fund is treated as a partnership for federal income tax purposes. Any net investment income and realized and unrealized gains and losses have been deemed to have been “passed down” to their respective partners.

As of April 30, 2022, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Dimensional Emerging Markets Value Fund	$10,293,358	$3,686,635	$(1,601,079)	$2,085,556

The difference between GAAP-basis and tax basis unrealized gains (losses) can occur as a result of wash sales and net mark-to-market gains (losses) on regulated futures contracts, net mark--to-market gains (losses) on foreign currency contracts, and differences in tax treatment of passive foreign investment company instruments.

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Fund’s tax positions and has concluded that no additional provision for income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

F. Financial Instruments:

In accordance with the Fund’s investment objective and policies, the Fund may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of securities held by the Fund may be inhibited.

Derivative Financial Instruments:

Summarized below are the specific types of derivative instruments used by the Fund.

2. Futures Contracts: The Fund may purchase or sell futures contracts and options on futures contracts for foreign or U.S. equity securities and indices, to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Fund. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker in an amount equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss, which is presented in the Statement of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities or indices, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Fund could lose more than the initial margin requirements. Entering into stock index futures subjects the Fund to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

Securities have been segregated as collateral for open futures contracts.

The average volume (based on the open positions at each fiscal month-end) of derivative activity for the six months ended April 30, 2022 was as follows (amount in thousands):

Futures*
Dimensional Emerging Markets Value Fund	$96,184

*	Average Notional Value of futures contracts

The following is a summary of the Fund’s derivative instrument holdings categorized by primary risk exposure as of April 30, 2022 (amounts in thousands):

	Liability Derivatives Value
	Total Value at April 30, 2022	Equity Contracts*,(1)
Dimensional Emerging Markets Value Fund	$(2,806)	$(2,806)

(1)	Presented on Statement of Assets and Liabilities as Receivables or Payables: Futures Margin Variation.

*	Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s margin variation is reported within the Statement of Assets and Liabilities.

The following is a summary of the realized and change in unrealized gains and losses from the Fund’s derivative instrument holdings categorized by primary risk exposure for the six months ended April 30, 2022 (amounts in thousands):

	Realized Gain (Loss) on Derivatives
	Total	Equity Contracts (1)
Dimensional Emerging Markets Value Fund	$(5,541)	$(5,541)

	Change in Unrealized Appreciation (Depreciation) on Derivatives
	Total	Equity Contracts (2)
Dimensional Emerging Markets Value Fund	$(3,257)	$(3,257)

(1)	Presented on Statement of Operations as Net Realized Gain (Loss) on: Futures.
(2)	Presented on Statement of Operations as Change in Unrealized Appreciation (Depreciation) of: Futures.

G. Line of Credit and Interfund Lending Program:

The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 6, 2022, with its domestic custodian bank. A line of credit with similar terms was in effect through April 6, 2022. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 5, 2023.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 2, 2022. A line of credit with similar terms was in effect through January 1, 2022. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit agreement expires on January 1, 2023.

For the six months ended April 30, 2022, borrowings by the Fund under the lines of credit were as follows (amounts in thousands, except percentages and days):

	Weighted	Weighted	Number of	Interest	Maximum Amount	Outstanding
	Average	Average	Days	Expense	Borrowed During	Borrowings
	Interest Rate	Loan Balance	Outstanding*	Incurred	the Period	as of 04/30/2022
Dimensional Emerging Markets Value Fund	0.83%	$216	2	—	$216	—

*	Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2022, that the Fund’s available line of credit was used.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Fund may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.

For the six months ended April 30, 2022, activity by the Fund under the interfund lending program was as follows (amounts in thousands, except percentages and days):

		Weighted	Weighted	Number of	Interest	Maximum Amount	Outstanding
	Borrower or	Average	Average Loan	Days	Expense/	Borrowed/Loaned	Borrowings
	Lender	Interest Rate	Balance	Outstanding*	Income	During the Period	as of 04/30/2022
Dimensional Emerging Markets Value Fund	Borrower	0.44%	$103,598	3	$4	$103,598	—

*	Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2022 that the Fund utilized the interfund lending program.

H. Affiliated Trades:

Cross trades for the six months ended April 30, 2022, if any, were executed by the Fund pursuant to procedures adopted by the Board of Trustees of the Fund to ensure compliance with Rule 17a-7 under the Investment Company Act of 1940 (the “1940 Act”). Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of a common investment advisor (or affiliated investment advisors), common Trustees and/or common Officers. At its regularly scheduled meetings, the CCO certifies to the Board that the 17a-7 transactions entered into by the Fund complied with the Rule 17a-7 Procedures adopted by the Board of Trustees of the Fund.

For the six months ended April 30, 2022, cross trades by the Fund under Rule 17a-7 were as follows (amounts in thousands):

Portfolio	Purchases	Sales	Realized Gain (Loss)
Dimensional Emerging Markets Value Fund	$2,105	$10,040	$2,333

I. Securities Lending:

As of April 30, 2022, the Fund had securities on loan to brokers/dealers, for which the Fund received cash collateral. The Fund also received non-cash collateral consisting of short- and/or long-term U.S. Treasuries and U.S. government agency securities as follows (amount in thousands):

Non-Cash
Collateral
Market
Value
Dimensional Emerging Markets Value Fund	$569,304

The Fund invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Fund’s collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Fund could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

Subject to its stated investment policies, the Fund will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the “Money Market Series”), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. The Fund also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, the Fund will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2022 (amounts in thousands):

	Remaining Contractual Maturity of the Agreements As of April 30, 2022
	Overnight and		Between
	Continuous	<30 days	30 & 90 days	>90 days	Total
Securities Lending Transactions Dimensional Emerging Markets Value Fund
Common Stocks	$195,013	—	—	—	$195,013

J. Indemnitees; Contractual Obligations:

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

K. Recently Issued Accounting Standards and Regulations:

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the Fund’s financial statements.

In October 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies. Rule 18f-4 (the “Derivatives Rule”) imposes limits on the amount of derivatives contracts the Fund could enter, eliminate the asset segregation framework currently used by the Fund to comply with Section 18 of the 1940 Act, and require funds whose use of derivatives is more than a limited specified exposure to establish and maintain a derivatives risk management program and appoint a derivatives risk manager. The Derivatives Rule became effective February 19, 2021 and the Fund is required to comply on August 19, 2022. Management is currently evaluating the effect, if any, the Derivatives Rule will have on the Fund.

On December 3, 2020, the SEC adopted new Rule 2a-5 (the “Valuation Rule”) under the Investment Company Act of 1940, establishing an updated regulatory framework for fund valuation. The Valuation Rule, in part, provides a framework for good faith fair value determination and permits a Board to designate fair value determinations to a fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Valuation Rule became effective on March 8, 2021, with a compliance date of September 8, 2022. Management is currently evaluating the Valuation Rule and its effect on the Fund.

L. Russia and Ukraine Conflict:

As a result of the conflict between Russia and Ukraine that began in February 2022, economic sanctions have been placed on Russia and certain of its citizens. It is uncertain how long the conflict, economic sanctions, and any resulting effect on global markets will continue. Management is currently evaluating the effect of these developments on the Fund.

M. Other:

The Fund is subject to claims and suits that arise from time to time in the ordinary course of business (for example, claw back litigation against former shareholders of portfolio companies that filed for bankruptcy, such as the now ended litigation involving The Tribune Company and the ongoing litigation involving Nine West). Although management currently believes that resolving claims against the Fund, individually or in aggregate, will not have a material adverse impact on the Fund’s financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

N. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Fund through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

RESULTS OF THE SHAREHOLDER MEETING

On December 29, 2021, Dimensional Emerging Markets Value Fund (“DEM”) held a Special Joint Meeting of Shareholders for the purpose of considering and voting upon the election of Trustees. Trustees were elected by the shareholders of DEM. The results of the voting were as follows:

DEM

Proposal: Election of Trustees

		For Vote	Withhold Vote	Total Vote	% For Vote	% Withhold Vote	% Total Vote
1.	Reena Aggarwal	173,033,460	365,674	173,399,134.00	99.79%	0.21%	100.00%
2.	David P. Butler	173,018,486	380,648	173,399,134.00	99.78%	0.22%	100.00%
3.	George M Constantinides	172,705,596	693,538	173,399,134.00	99.60%	0.40%	100.00%
4.	Douglas W. Diamond	173,010,169	388,965	173,399,134.00	99.78%	0.22%	100.00%
5.	Darrell Duffie	173,050,815	348,319	173,399,134.00	99.80%	0.20%	100.00%
6.	Francis A. Longstaff	173,044,151	354,983	173,399,134.00	99.80%	0.20%	100.00%
7.	Gerard K. O’Reilly	173,019,783	379,351	173,399,134.00	99.78%	0.22%	100.00%
8.	Abbie J. Smith	172,734,769	664,365	173,399,134.00	99.62%	0.38%	100.00%
9.	Heather E. Tookes	173,014,750	384,384	173,399,134.00	99.78%	0.22%	100.00%
10. Ingrid M. Werner		172,944,734	454,400	173,399,134.00	99.74%	0.26%	100.00%

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available (1) without charge, upon request, by calling collect: (512) 306-7400; (2) from the Advisor’s website at http://us.dimensional.com; and (3) on the SEC’s website at http://www.sec.gov. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC’s website at http://www.sec.gov and from the Advisor’s website at http://us.dimensional.com/about-us/investment-stewardship and reflects the twelve-month period beginning July 1st and ending June 30th.

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM

Each series/portfolio of DFA Investment Dimensions Group Inc., Dimensional Investment Group Inc., Dimensional Emerging Markets Value Fund, Dimensional ETF Trust and The DFA Investment Trust Company, except for The DFA Short Term Investment Fund (each, a “Fund”), has adopted and implemented a written liquidity risk management program (the “Program”) pursuant to Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The Program includes policies and procedures reasonably designed to assess and manage each Fund’s liquidity risk (which is defined as the “risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund”) and to comply with the requirements of the Liquidity Rule, including with respect to: (i) assessment, management and periodic review of liquidity risk; (ii) classification of portfolio holdings; (iii) establishment of a highly liquid investment minimum (“HLIM”), as applicable; (iv) illiquid investments; and (v) redemptions in-kind.

Each Fund’s Board of Directors/Trustees (collectively, the “Board”) previously approved the designation of the Liquidity Risk Management Committee of Dimensional Fund Advisors LP, each Fund’s investment advisor, to serve as administrator of the Program (the “Program Administrator”). The Program Administrator oversees the monitoring of liquidity and liquidity risk for each Fund on an ongoing basis.

At a meeting of the Board held on March 24-25, 2022, the Program Administrator provided its annual written report (the “Report”) to the Board addressing the operation of the Program and assessing its adequacy and effectiveness of implementation and any material changes to the Program for the period from January 1, 2021 through December 31, 2021 (the “Reporting Period”).

The Program Administrator conducted an annual review of each Fund’s liquidity risk in accordance with the requirements of the Liquidity Rule, taking into account the following factors enumerated in the Liquidity Rule and identified in the Program, as applicable:

1) Each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions, including: (i) whether the Fund’s investment strategy is appropriate for an open-end fund; (ii) the extent to which the Fund’s strategy involves a relatively concentrated portfolio or large positions in particular issuers; (iii) the Fund’s use of borrowings for investment purposes; and (iv) the Fund’s use of derivatives;

2) Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions;

3) Holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources; and

4) For the series of the Dimensional ETF Trust that operate as exchange-traded funds (“ETFs”), in addition to the factors above: (i) the relationship between the ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including, the efficiency of the arbitrage function and the level of active participation by market participants (including authorized participants); and (ii) the effect of the composition of baskets on the overall liquidity of the ETF’s portfolio.

Based on the information considered, which included a review of notable liquidity matters that arose during the Reporting Period such as the impacts of extended market holidays and the transition away from the London Inter-Bank Offered Rate on the Funds’ portfolio liquidity, as applicable, the Report concluded that each of the Funds continues to have an investment strategy that is appropriate for an open-end fund, and that each of the Funds is reasonably likely to be able to meet redemption requests without significant dilution of remaining shareholders’ interests in the Fund. The Report further noted the flexibility of the Funds to draw on a line of credit and/or engage in interfund lending, as applicable.

In accordance with the Program, each Fund’s portfolio investments were classified into one of four liquidity categories as provided in the Liquidity Rule as applicable during the Reporting Period. Liquidity classification determinations take into account a variety of factors including market, trading and investment-specific considerations, as well as market depth in accordance with the requirements of the Liquidity Rule and as specified in the Program, and generally incorporate analysis from a third-party data vendor. The Report reviewed the adequacy of the vendor methodology and services provided to the Funds during the Reporting Period and noted that the liquidity model functioned as intended.

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM

CONTINUED

Pursuant to the Liquidity Rule, no Fund may acquire any illiquid investment if, after the acquisition, the Fund would have invested more than 15% of its assets in illiquid investments that are assets. The Report concluded that the Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirements, as applicable, and that such provisions were implemented effectively during the Reporting Period.

In addition, the Report also referenced the ability of each Fund to effect in-kind redemptions to manage liquidity as needed and actual in-kind transactions pursuant to the Funds’ applicable policies and procedures effected during the Reporting Period. The Report further noted that the ETFs settle redemptions in-kind with authorized participants in the primary market.

During the Reporting Period, each of the Funds that is subject to the HLIM provisions of the Program qualified as a fund that primarily holds assets that are highly liquid investments and, therefore, no Fund was required to establish or comply with an HLIM as set forth in the Program.

On the basis of the review, the Report concluded that: (i) the Program remains reasonably designed to manage each Fund’s liquidity risk; (ii) the Program was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk during the Reporting Period; and (iii) each Fund was able to meet requests for redemption without significant dilution of remaining investors in the Fund during the Reporting Period.

BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

At the Board meeting held on December 14-15, 2021 (the “Meeting”), the Boards of Directors of DFA Investment Dimensions Group Inc. and Dimensional Investment Group Inc., and the Boards of Trustees of The DFA Investment Trust Company and Dimensional Emerging Markets Value Fund (together, the “Board”) considered the continuation of the investment management agreements for each portfolio/series (collectively, the “Funds”) and, if applicable, a Fund’s sub-advisory agreements. For certain Funds, Dimensional Fund Advisors Ltd. or DFAAustralia Limited serves as a sub-advisor. (The investment management agreements and the sub-advisory agreements are referred to as the “Management Agreements,” and the Advisor and sub-advisors are referred to as the “Advisor.”)

Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Management Agreements. At a Board meeting held on October 29, 2021, the Board discussed the materials provided by the Advisor, the independent reports prepared by Access Data Inc. (the “Access Data Reports”), and issues related to the continuation of the Management Agreements. Also in advance of the Meeting, the Independent Board Members met with their independent counsel to discuss the materials and management provided additional materials to address and respond to questions that the Independent Board Members posed after their review and analysis of materials provided by the Advisor and the Access Data Reports.

At the Meeting, the Board considered a number of factors when considering the continuation of each Management Agreement for a Fund, including: (i) the nature, extent and quality of services provided by the Advisor to each Fund; (ii) the performance of each Fund and the Advisor; (iii) the fees and expenses borne by each Fund; (iv) the profitability realized by the Advisor from the relationship with each Fund; and (v) whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of the management fee charged.

When considering the nature and quality of the services provided by the Advisor to a Fund, the Board reviewed: (a) the scope and depth of the Advisor’s organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor’s investment global advisory capabilities. The Board evaluated the Advisor’s portfolio management process and discussed the unique features of the Advisor’s investment approach. The Board also considered the nature and character of non-investment advisory services provided by the Advisor, including administrative services. After analyzing the caliber of services provided by the Advisor to each Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to each Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

In considering the performance of each Fund, the Board analyzed the Access Data Reports, which compared the performance of each Fund with other funds in its respective peer group and investment category. The Board also reviewed the performance analysis prepared by the Advisor, which presented the performance of each Fund and its benchmark index, over multiple performance periods, along with the Advisor’s explanation of the performance. The Board concluded that the Advisor’s explanations provided a sound basis for understanding the comparative performance of the Funds. The Board determined, among other things, that after considering each Fund’s investment strategies and the expectations of its shareholder base, the performance of each Fund was reasonable as compared with relevant performance standards and appropriate market indexes.

When considering the fees and expenses borne by each Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Access Data Reports. The Board also considered the proposed reduction of the management fee for certain Funds. The Board concluded that the effective management fees and total expenses of each Fund over various periods were favorable in relation to those of its peer funds, and that the management fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large.

BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

CONTINUED

The Board considered the profitability of each Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to each Fund. The Board considered the profitability to the Advisor of managing and servicing the Funds and the Advisor’s unregistered clients, such as collective trusts, group trusts and separate accounts. Upon closely examining the Advisor’s profitability, the Board concluded, among other things, that it was reasonable and similar to the profitability reported in previous years.

The Board also discussed whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of management fees charged. For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of management fees charged were inapplicable to each Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.

After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Management Agreement for each Fund was in the best interests of the Fund and its shareholders.

DFA043022-001SI 00274960

Semi-Annual Report

Six Months Ended: April 30, 2022 (Unaudited)

DFA INVESTMENT DIMENSIONS GROUP INC. / DIMENSIONAL INVESTMENT GROUP INC.

DFA Investment Dimensions Group Inc.

World ex U.S. Targeted Value Portfolio

Dimensional Investment Group Inc.

Tax-Managed U.S. Marketwide Value Portfolio II

June 2022

Dear Shareholder,

The investment world is constantly evolving. In many ways, investors have benefited from an industry marked by new solutions, advancing technology, and increased personalization. Dimensional has been innovating on behalf of investors since 1981, using financial science to pursue higher expected returns in a flexible, diversified, low-cost manner.

A common thread in Dimensional’s history is the consistent, systematic application of financial theory and empirical research in managing strategies. We seek sensible ideas that we can implement well. In recent years, we have developed strategies in different product structures to give financial professionals more choices in how they integrate Dimensional Investing into client portfolios. In the first half of this year, for example, we broadened our suite of exchange-traded funds, launched a new fixed income mutual fund, and enhanced the investment management capabilities and services we provide clients.

On behalf of everyone at Dimensional, we thank you for entrusting us with your investments.

Sincerely,

David P. Butler	Gerard O’Reilly
CO-CHIEF EXECUTIVE OFFICER	CO-CHIEF EXECUTIVE OFFICER and
CHIEF INVESTMENT OFFICER

DFA INVESTMENT DIMENSIONS GROUP INC.

DIMENSIONAL INVESTMENT GROUP INC.

SEMI-ANNUAL REPORT

(Unaudited)

This report is submitted for the information of the Portfolio’s shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

i

DFA INVESTMENT DIMENSIONS GROUP INC.

DIMENSIONAL INVESTMENT GROUP INC.

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Summary Schedules of Portfolio Holdings

Investment Abbreviations

SA	Special Assessment

Investment Footnotes

»	Securities that have been fair value factored. See Note B to Financial Statements.

‡	Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. “Other Securities” are those securities that are not among the top 50 holdings in unaffiliated issuers of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.

*	Non-Income Producing Securities.

Ω	Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.

†	See Note B to Financial Statements.

@	Security purchased with cash collateral received from Securities on Loan.

§	Affiliated Fund.

Financial Highlights

(A)	Computed using average share outstanding.

(B)	Non-Annualized

(C)	Annualized

(D)	Represents the combined ratio for the Portfolio and its pro-rata share of its Master Fund through October 15, 2021.

All Statements, Schedules and Notes to Financial Statements

—	Amounts designated as — are either zero or rounded to zero, or less than $500.

SEC	Securities and Exchange Commission

1

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

Six Months Ended April 30, 2022

EXPENSE TABLE

	Beginning Account Value 11/01/21	Ending Account Value 04/30/22	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
World ex U.S. Targeted Value Portfolio
Actual Fund Return	$1,000.00	$915.20	0.52%	$2.47
Hypothetical 5% Annual Return	$1,000.00	$1,022.22	0.52%	$2.61

(1)

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

2

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-PORT with the SEC on March 29, 2022. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

SEC regulations permit a fund to include in its reports to shareholders a “Summary Schedule of Portfolio Holdings” in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund’s 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund’s net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder report, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

World ex U.S. Targeted Value Portfolio
Communication Services	3.9%
Consumer Discretionary	10.7%
Consumer Staples	5.4%
Energy	6.1%
Financials	17.4%
Health Care	4.0%
Industrials	20.3%
Information Technology	6.3%
Materials	18.6%
Real Estate	4.8%
Utilities	2.5%

100.0%

3

WORLD EX U.S. TARGETED VALUE PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2022

(Unaudited)

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (99.4%)
AUSTRALIA — (5.6%)
IGO Ltd.	138,594	$1,260,148	0.2%
Incitec Pivot Ltd.	465,220	1,254,708	0.2%
Origin Energy Ltd.	257,433	1,231,340	0.2%
OZ Minerals Ltd.	93,959	1,630,931	0.2%
Other Securities		33,713,934	4.8%

TOTAL AUSTRALIA.		39,091,061	5.6%

AUSTRIA — (0.4%)
Other Securities		3,033,186	0.4%

BELGIUM — (1.3%)
Ageas SA	48,755	2,333,003	0.3%
Other Securities		6,435,417	1.0%

TOTAL BELGIUM		8,768,420	1.3%

BRAZIL — (1.1%)
Other Securities		7,992,508	1.1%

CANADA — (8.1%)
AltaGas Ltd.	79,473	1,817,551	0.3%
ARC Resources Ltd.	97,202	1,347,578	0.2%
iA Financial Corp., Inc.	30,144	1,576,128	0.2%
* MEG Energy Corp.	81,109	1,218,545	0.2%
Shaw Communications, Inc., Class B	49,246	1,466,546	0.2%
Tourmaline Oil Corp.	49,686	2,558,849	0.4%
West Fraser Timber Co. Ltd.	20,594	1,810,041	0.3%
Yamana Gold, Inc.	275,277	1,519,257	0.2%
Other Securities		43,485,722	6.1%

TOTAL CANADA		56,800,217	8.1%

CHILE — (0.1%)
Other Securities		638,705	0.1%

CHINA — (7.1%)
China National Building Material Co. Ltd., Class H	918,200	1,221,951	0.2%
Other Securities		48,750,141	6.9%

TOTAL CHINA		49,972,092	7.1%

COLOMBIA — (0.0%)
Other Securities		159,783	0.0%

DENMARK — (1.7%)
Other Securities.		12,233,597	1.7%

FINLAND — (1.6%)
Stora Enso Oyj, Class R	155,035	3,051,010	0.4%
Other Securities		8,048,708	1.2%

TOTAL FINLAND		11,099,718	1.6%

4

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»	Percentage of Net Assets‡
	FRANCE — (4.3%)
	Arkema SA	12,829	$1,461,791	0.2%
	Bouygues SA	66,814	2,297,282	0.3%
	Carrefour SA	127,642	2,706,976	0.4%
	Eiffage SA	20,030	1,977,936	0.3%
*	Renault SA	55,893	1,365,667	0.2%
*	Rexel SA	82,278	1,685,437	0.3%
	SCOR SE	46,406	1,312,075	0.2%
	Other Securities		17,435,070	2.4%

	TOTAL FRANCE.		30,242,234	4.3%

	GERMANY — (5.4%)
*	Commerzbank AG	315,533	2,059,902	0.3%
Ω	Covestro AG	59,493	2,561,503	0.4%
	Evonik Industries AG	63,424	1,658,942	0.2%
	HeidelbergCement AG	44,002	2,534,842	0.4%
*	K+S AG	63,951	2,147,985	0.3%
	Rheinmetall AG	11,292	2,545,489	0.4%
Ω	Scout24 SE	22,643	1,432,131	0.2%
	Other Securities		22,853,809	3.2%

	TOTAL GERMANY		37,794,603	5.4%

	GREECE — (0.1%)
	Other Securities		532,970	0.1%

	HONG KONG — (1.9%)
	New World Development Co. Ltd.	380,000	1,453,420	0.2%
	Other Securities		12,195,801	1.7%

	TOTAL HONG KONG		13,649,221	1.9%

	HUNGARY — (0.0%)
	Other Securities		157,064	0.0%

	INDIA — (4.6%)
	Other Securities		31,899,411	4.5%

	INDONESIA — (0.6%)
	Other Securities		3,916,191	0.6%

	IRELAND — (0.4%)
*	Bank of Ireland Group PLC	253,456	1,536,120	0.2%
	Other Securities		1,503,504	0.2%

	TOTAL IRELAND		3,039,624	0.4%

	ISRAEL — (1.5%)
	Other Securities		10,157,244	1.4%

	ITALY — (2.5%)
	Mediobanca Banca di Credito Finanziario SpA	153,011	1,533,606	0.2%
	Other Securities		15,654,649	2.2%

	TOTAL ITALY		17,188,255	2.4%

5

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

		Shares	Value»	Percentage of Net Assets‡
	JAPAN — (14.9%)
	Other Securities		$104,134,367	14.8%

	MALAYSIA — (0.5%)
	Other Securities		3,367,791	0.5%

	MEXICO — (0.7%)
	Other Securities		4,750,685	0.7%

	NETHERLANDS — (1.9%)
Ω	ABN AMRO Bank NV	120,723	1,500,727	0.2%
	ASR Nederland NV	43,712	1,986,653	0.3%
Ω	Signify NV	32,607	1,379,524	0.2%
	Other Securities		8,232,426	1.2%

	TOTAL NETHERLANDS		13,099,330	1.9%

	NEW ZEALAND — (0.3%)
	Other Securities		2,051,195	0.3%

	NORWAY — (0.7%)
	Other Securities		5,097,434	0.7%

	PHILIPPINES — (0.2%)
	Other Securities		1,448,437	0.2%

	POLAND — (0.3%)
	Other Securities		2,152,544	0.3%

	PORTUGAL — (0.4%)
	Other Securities		2,514,129	0.4%

	QATAR — (0.2%)
	Other Securities		1,299,270	0.2%

	SAUDI ARABIA — (0.7%)
	Other Securities		5,028,853	0.7%

	SINGAPORE — (0.6%)
	Other Securities		4,497,353	0.6%

	SOUTH AFRICA — (1.3%)
	Other Securities		9,435,668	1.3%

	SOUTH KOREA — (4.9%)
	Other Securities		34,159,011	4.9%

	SPAIN — (1.4%)
	Banco de Sabadell SA	1,598,675	1,240,690	0.2%
	Enagas SA	63,498	1,372,997	0.2%
	Other Securities		7,007,569	1.0%

	TOTAL SPAIN		9,621,256	1.4%

	SWEDEN — (2.1%)
	Other Securities		14,790,690	2.1%

6

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SWITZERLAND — (4.7%)
Baloise Holding AG	13,916	$2,420,562	0.4%
Helvetia Holding AG	9,919	1,274,658	0.2%
Julius Baer Group Ltd.	37,919	1,812,066	0.3%
Swatch Group AG	5,249	1,347,118	0.2%
Swiss Life Holding AG	8,166	4,774,783	0.7%
Swiss Prime Site AG	16,803	1,642,401	0.2%
Vifor Pharma AG	7,981	1,409,831	0.2%
Other Securities		18,128,634	2.5%

TOTAL SWITZERLAND		32,810,053	4.7%

TAIWAN — (5.5%)
Other Securities		38,740,055	5.5%

THAILAND — (0.9%)
Other Securities		5,982,492	0.9%

TURKEY — (0.1%)
Other Securities		776,810	0.1%

UNITED ARAB EMIRATES — (0.3%)
Other Securities		1,951,488	0.3%

UNITED KINGDOM — (8.5%)
Abrdn Plc	591,266	1,388,368	0.2%
* Centrica PLC	1,452,068	1,438,693	0.2%
DS Smith PLC	378,877	1,556,906	0.2%
Man Group PLC	421,779	1,229,286	0.2%
* Meggitt PLC	160,054	1,551,710	0.2%
Taylor Wimpey PLC	1,009,622	1,587,889	0.2%
Other Securities		50,342,526	7.2%

TOTAL UNITED KINGDOM.		59,095,378	8.4%

TOTAL COMMON STOCKS		695,170,393	98.9%

PREFERRED STOCKS — (0.4%)
AUSTRALIA — (0.0%)
Other Securities		6,960	0.0%

BRAZIL — (0.1%)
Other Securities		698,714	0.1%

COLOMBIA — (0.0%)
Other Security		89,002	0.0%

GERMANY — (0.3%)
Other Securities		1,620,052	0.2%

PHILIPPINES — (0.0%)
Other Security		19,413	0.0%

SOUTH KOREA — (0.0%)
Other Securities		14,938	0.0%

7

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

			Percentage
	Shares	Value»	of Net Assets‡
TAIWAN — (0.0%)
Other Security		$73,877	0.0%

THAILAND — (0.0%)
Other Security		51,116	0.0%

TOTAL PREFERRED STOCKS.		2,574,072	0.3%

RIGHTS/WARRANTS — (0.0%)
BRAZIL — (0.0%)
Other Securities		398	0.0%

MALAYSIA — (0.0%)
Other Security		1,654	0.0%

PHILIPPINES — (0.0%)
Other Security		3,394	0.0%

SWITZERLAND — (0.0%)
Other Security		6,855	0.0%

THAILAND — (0.0%)
Other Securities		65,213	0.0%

TURKEY — (0.0%)
Other Security		1,296	0.0%

TOTAL RIGHTS/WARRANTS		78,810	0.0%

TOTAL INVESTMENT SECURITIES (Cost $712,352,856)		697,823,275

		Value†
SECURITIES LENDING COLLATERAL — (0.2%)
@§ The DFA Short Term Investment Fund	103,161	1,193,258	0.2%

TOTAL INVESTMENTS—(100.0%) (Cost $713,546,032)		$699,016,533	99.4%

Summary of the Portfolio’s investments as of April 30, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$223,107	$38,867,954	—	$39,091,061
Austria.	—	3,033,186	—	3,033,186
Belgium.	344,672	8,423,748	—	8,768,420
Brazil	7,917,327	75,181	—	7,992,508
Canada.	56,773,264	26,953	—	56,800,217
Chile	5,161	633,544	—	638,705
China	1,978,553	47,929,855	$63,684	49,972,092
Colombia	159,783	—	—	159,783
Denmark.	—	12,233,597	—	12,233,597

8

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Finland	—	$11,099,718	—	$11,099,718
France	—	30,242,234	—	30,242,234
Germany	—	37,794,603	—	37,794,603
Greece	—	532,970	—	532,970
Hong Kong	$149,964	13,482,820	$16,437	13,649,221
Hungary	—	157,064	—	157,064
India	53,268	31,845,959	184	31,899,411
Indonesia	—	3,907,275	8,916	3,916,191
Ireland	—	3,039,624	—	3,039,624
Israel	385,583	9,771,661	—	10,157,244
Italy	1,068,855	16,119,400	—	17,188,255
Japan	121,362	104,013,005	—	104,134,367
Malaysia	—	3,355,406	12,385	3,367,791
Mexico	4,653,963	96,722	—	4,750,685
Netherlands	596,595	12,502,735	—	13,099,330
New Zealand	—	2,051,195	—	2,051,195
Norway	130,185	4,967,249	—	5,097,434
Philippines	—	1,448,437	—	1,448,437
Poland	—	2,152,544	—	2,152,544
Portugal	—	2,514,129	—	2,514,129
Qatar	—	1,299,270	—	1,299,270
Saudi Arabia	—	5,028,853	—	5,028,853
Singapore	152,900	4,323,248	21,205	4,497,353
South Africa	1,379,771	8,055,897	—	9,435,668
South Korea	—	34,126,200	32,811	34,159,011
Spain	514	9,620,742	—	9,621,256
Sweden	179,527	14,611,163	—	14,790,690
Switzerland	—	32,810,053	—	32,810,053
Taiwan	—	38,737,670	2,385	38,740,055
Thailand	5,933,619	48,873	—	5,982,492
Turkey	—	776,810	—	776,810
United Arab Emirates	—	1,951,488	—	1,951,488
United Kingdom	57,161	59,038,217	—	59,095,378
Preferred Stocks Australia	—	6,960	—	6,960
Brazil	681,620	17,094	—	698,714
Colombia	89,002	—	—	89,002
Germany	—	1,620,052	—	1,620,052
Philippines	—	19,413	—	19,413
South Korea	—	14,938	—	14,938
Taiwan	—	73,877	—	73,877
Thailand	51,116	—	—	51,116
Rights/Warrants Brazil	—	398	—	398
Malaysia	—	1,654	—	1,654
Philippines	—	3,394	—	3,394
Switzerland	—	6,855	—	6,855
Thailand	—	65,213	—	65,213
Turkey	—	1,296	—	1,296
Securities Lending Collateral	—	1,193,258	—	1,193,258

TOTAL.	$83,086,872	$615,771,654	$158,007^	$699,016,533

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

9

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENT OF ASSETS AND LIABILITIES

APRIL 30, 2022

(Unaudited)

(Amounts in thousands, except share and per share amounts)

World ex U.S.
Targeted Value
Portfolio*
ASSETS:
Investment Securities at Value (including $7,112 of securities on loan, respectively)	$697,823
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $1,193)	1,193
Foreign Currencies at Value	1,544
Cash	34
Receivables:
Investment Securities Sold	164
Dividends, Interest and Tax Reclaims	3,919
Securities Lending Income	26
Fund Shares Sold	1,324
Prepaid Expenses and Other Assets	19

Total Assets	706,046

LIABILITIES:
Payables:
Upon Return of Securities Loaned	1,194
Investment Securities Purchased	260
Fund Shares Redeemed	604
Due to Advisor	240
Deferred Taxes Payable	600
Accrued Expenses and Other Liabilities	140

Total Liabilities	3,038

NET ASSETS	$703,008

SHARES OUTSTANDING, $0.01 PAR VALUE (1)	53,298,620

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$13.19

Investment Securities at Cost	$712,353

Foreign Currencies at Cost	$1,548

NET ASSETS CONSIST OF:
Paid-In Capital	$683,443
Total Distributable Earnings (Loss)	19,565

NET ASSETS	$703,008

(1) NUMBER OF SHARES AUTHORIZED	1,000,000,000

*	See Note J in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

10

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2022

(Unaudited)

(Amounts in thousands)

World ex U.S.
Targeted Value
Portfolio#
Investment Income
Dividends (Net of Foreign Taxes Withheld of $1,184)	$10,549
Income from Securities Lending	122

Total Investment Income	10,671

Fund Expenses
Investment Management Fees	1,606
Accounting & Transfer Agent Fees	81
Custodian Fees	162
Filing Fees	21
Shareholders’ Reports	15
Directors’/Trustees’ Fees & Expenses	(4)
Professional Fees	22
Other	16

Total Fund Expenses	1,919

Net Expenses	1,919

Net Investment Income (Loss)	8,752

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	30,171
Affiliated Investment Companies Shares Sold	(1)
Futures	101
Foreign Currency Transactions	(210)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(105,591)
Affiliated Investment Companies Shares	(1)
Futures	(46)
Translation of Foreign Currency-Denominated Amounts	(170)

Net Realized and Unrealized Gain (Loss)	(75,747)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(66,995)

**	Net of foreign capital gain taxes withheld of $416.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

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DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	World ex U.S. Targeted
	Value Portfolio
	Six Months	Year
	Ended	Ended
	Apr 30,	Oct 31,
	2022	2021
	(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$8,752	$15,690
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	30,171	42,367
Affiliated Investment Companies Shares Sold	(1)	—
Futures	101	81
Foreign Currency Transactions	(210)	(148)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(105,591)	161,265
Affiliated Investment Companies Shares	(1)	1
Futures	(46)	46
Translation of Foreign Currency-Denominated Amounts	(170)	(40)

Net Increase (Decrease) in Net Assets Resulting from Operations	(66,995)	219,262

Distributions:
Institutional Class Shares	(42,726)	(13,862)
Capital Share Transactions (1):
Shares Issued	123,943	137,451
Shares Issued in Lieu of Cash Distributions	42,671	13,840
Shares Redeemed	(128,209)	(90,425)

Net Increase (Decrease) from Capital Share Transactions	38,405	60,866

Total Increase (Decrease) in Net Assets	(71,316)	266,266
Net Assets
Beginning of Period	774,324	508,058

End of Period	$703,008	$774,324

(1) Shares Issued and Redeemed:
Shares Issued	8,779	9,413
Shares Issued in Lieu of Cash Distributions	3,054	921
Shares Redeemed	(9,188)	(6,235)

Net Increase (Decrease) from Shares Issued and Redeemed	2,645	4,099

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2022 of $416.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2021 of $341.

See accompanying Notes to Financial Statements.

12

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	World Ex U.S. Targeted Value Portfolio
	Six Months		Year	Year	Year	Year		Year
	Ended		Ended	Ended	Ended	Ended		Ended
	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,		Oct 31,
	2022		2021	2020	2019	2018		2017
	(Unaudited)
Net Asset Value, Beginning of Period	$15.29		$10.91	$12.45	$12.52	$15.06		$12.04

Income from Investment Operations (A)
Net Investment Income (Loss)	0.17		0.32	0.23	0.32	0.31		0.28
Net Gains (Losses) on Securities (Realized and Unrealized)	(1.42)		4.34	(1.45)	0.26	(2.29)		3.01

Total from Investment Operations	(1.25)		4.66	(1.22)	0.58	(1.98)		3.29

Less Distributions:
Net Investment Income	(0.13)		(0.28)	(0.21)	(0.29)	(0.30)		(0.27)
Net Realized Gains	(0.72)		—	(0.11)	(0.36)	(0.26)		—

Total Distributions	(0.85)		(0.28)	(0.32)	(0.65)	(0.56)		(0.27)

Net Asset Value, End of Period	$13.19		$15.29	$10.91	$12.45	$12.52		$15.06

Total Return	(8.48	%)(B)	42.81%	(9.96%)	4.99%	(13.56%)		27.61%

Net Assets, End of Period (thousands)	$703,008		$774,324	$508,058	$533,046	$460,155		$466,504
Ratio of Expenses to Average Net Assets *	0.52	%(C)	0.55%	0.64%	0.68%	0.66%		0.67%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly) *	0.52	%(C)	0.55%	0.64%	0.69%	0.66%		0.67%
Ratio of Net Investment Income to Average Net Assets	2.36	%(C)	2.20%	2.02%	2.58%	2.08	%2	.04%
Portfolio Turnover Rate	16	%(B)	28%	22%	27%	24%		17%

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

13

DFA INVESTMENT DIMENSIONS GROUP INC.

NOTES TO FINANCIAL STATEMENTS

(UNAUDITED)

A. Organization:

DFA Investment Dimensions Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of one hundred and two operational portfolios, one of which, World ex U.S. Targeted Value Portfolio (the “Portfolio”), is included in this section of the report. The remaining portfolios are presented in separate reports. The Portfolio is an investment company, and accordingly, follows the accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Certification (“ASC”), Topic 946, “Financial Services-Investment Companies.”

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

1. Security Valuation: The Portfolio uses a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Securities held by the Portfolio, including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Portfolio that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Portfolio values the securities within the range of the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Portfolio may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.

14

The Portfolio will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time that the net asset value of the Portfolio is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the pricing of the Portfolio’s shares (at the close of the NYSE), the Portfolio will fair-value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Portfolio’s foreign investments since the last calculated closing prices of the foreign investments on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors of the Fund has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Portfolio uses data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When the Portfolio uses fair value pricing, the values assigned to the Portfolio’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

Futures contracts held by the Portfolio are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

A summary of the inputs used to value the Portfolio’s investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Summary Schedules of Portfolio Holdings. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Foreign Currency Translation: Securities and other assets and liabilities of the Portfolio whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and ask prices for the U.S. dollar as quoted by generally recognized reliable sources. To facilitate this translation, the Portfolio enters into foreign currency contracts. A foreign currency contract is a spot agreement between two parties to buy and sell currencies at current market exchange rates, for settlement generally within two business days. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

The Portfolio does not isolate the effect of foreign exchange rate fluctuations from the effect of fluctuations in the market prices of securities, whether realized or unrealized.

Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the Portfolio, and the U.S. dollar equivalent amounts actually received or paid.

3. Deferred Compensation Plan: Each eligible Director of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/ Trustees’ Fees & Expenses.

The Directors may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the “Notice”) to defer the receipt of the Director’s deferred compensation until a date specified by such Director in the Notice, which date may not be sooner than the earlier

15

of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director’s first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date).

4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolio estimates the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities, using the effective interest method. Expenses directly attributable to the Portfolio are directly charged. Common expenses of the Fund or the Portfolio are allocated using methods approved by the Board, generally based on average net assets.

The Portfolio may be subject to taxes imposed by countries in which they invest with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Portfolio accrues such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. Additionally, if there is a deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

World ex U.S. Targeted Value Portfolio is subject to tax on short-term and long-term capital gains for investments in India. Such taxes are accrued on a daily basis and due upon sale of individual securities.

C. Investment Advisor:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolio. For the six months ended April 30, 2022, the Portfolio’s investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rate of average daily net assets:

World ex U.S. Targeted Value Portfolio	0.43	%*

*	Effective as of February 28, 2022, the management fee payable by the World ex U.S. Targeted Value Portfolio was reduced from 0.45% to 0.40%.

Pursuant to an Amended and Restated Fee Waiver and/or Expense Assumption Agreement (the “Fee Waiver Agreement”), the Advisor has contractually agreed to waive certain fees, and in certain instances, assume certain expenses of the World ex U.S. Targeted Value Portfolio, as described in the notes below. The Fee Waiver Agreement for the Portfolio will remain in effect through February 28, 2023, may only be terminated by the Fund’s Board of Directors prior to that date and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. During the six months ended April 30, 2022, the World ex U.S. Targeted Value Portfolio had an expense limit based on a percentage of average net assets on an annualized basis, and the Advisor recovered previously waived fees and/or assumed expenses (amounts in thousands), as listed below. The net amount of waived fees/expenses assumed (recovered previously waived fees/expenses assumed) during the six months ended April 30, 2022, and the previously waived fees/expenses assumed subject to future recovery by the Advisor as of April 30, 2022, are also reflected below (amounts in thousands). At any time that the Portfolio Expenses (defined below) of a class of the Portfolio are less than the applicable Expense Limitation Amount listed below, the Advisor retains the right to recover fees previously waived and/or expenses previously assumed to the extent that the expense ratio following such recovery would be less than the Expense Limitation Amount that was in place when such prior year fees were waived and/or expenses assumed, and less than the current Expense Limitation Amount in place for the Portfolio. The Fund, on behalf of the World ex U.S. Targeted Value Portfolio, is also not obligated to

16

reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery. The Advisor shall also not be reimbursed for any management fees previously waived to offset the World ex U.S. Targeted Value Portfolio’s proportionate share of the management fees paid by the Portfolio through its investment in other funds managed by the Advisor.

Previously
			Recovery		Waived Fees/
	Expense	Total	of Previously	Waived Fees/	Expenses Assumed
	Limitation	Management	Waived Fees/	Expenses	Subject to Future
Institutional Class Shares	Amount	Fee Limit	Expenses Assumed	Assumed	Recovery
World ex U.S. Targeted Value Portfolio (1)	0.80%	0.40%	—	—	—

(1)

Effective February 28, 2022, the Advisor has contractually agreed to waive up to the full amount of the Portfolio’s management fee of 0.40% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in other funds managed _ by the Advisor, except for the fees paid through its investment of securities lending cash collateral in the Money Market Series (the “Total Management Fee Limit”). From February 28, 2021 to February 27, 2022, the Total Management Fee Limit was 0.45%. From February 28, 2020 to February 27, 2021, the Total Management Fee Limit was 0.53%. Prior to February 28, 2020, the Total Management Fee Limit was 0.58%. In addition, under the Fee Waiver Agreement, the Advisor has also agreed to waive all or a portion of the management fee and to assume the ordinary operating expenses of a class of the Portfolio (including expenses incurred through its investment in other investment companies but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in the Money Market Series) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”).

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the six months ended April 30, 2022, the total related amount paid by the Fund to the CCO was $59 (in thousands). The total related amounts paid by the Portfolio is included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

As of April 30, 2022, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amount in thousands):

World ex U.S. Targeted Value Portfolio	$1

E. Purchases and Sales of Securities:

For the six months ended April 30, 2022, the Portfolio made the following purchases and sales of investment securities, other than short-term securities, in-kind redemptions and U.S. Government securities (amounts in thousands):

	Other Investment Securities
	Purchases	Sales
World ex U.S. Targeted Value Portfolio	$126,784	$119,581

There were no purchases or sales of long-term U.S. government securities.

For the six months ended April 30, 2022, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.

17

The amounts presented below may differ from the respective amounts presented in the corresponding Summary Schedule of Portfolio Holdings, Statement of Assets and Liabilities or Statement of Operations due to rounding. The amounts are as follows (amounts in thousands):

					Change in
				Net Realized	Unrealized
	Balance at	Purchases	Proceeds	Gain/(Loss)	Appreciation/	Balance at	Shares as of	Dividend	Capital Gain
	October 31, 2021	at Cost	from Sales	on Sales	Depreciation	April 30, 2022	April 30, 2022	Income	Distributions
World ex U.S. Targeted Value Portfolio
The DFA Short Term Investment Fund	$5,135	$10,133	$14,073	$(1)	$(1)	$1,193	103	$2	—

Total	$5,135	$10,133	$14,073	$(1)	$(1)	$1,193	103	$2	—

F. Federal Income Taxes:

The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings, undistributed net investment income or accumulated net realized gains or losses, as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2021, can occur as a result of realized gains on securities considered to be “passive foreign investment companies,” net foreign currency gains/losses, non deductible expenses, foreign capital gains tax, and the use of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes, and were reclassified to the accounts mentioned above. These reclassifications had no effect on net assets or net asset value per share.

The tax character of dividends and distributions declared and paid during the years ended October 31, 2020, and October 31, 2021, were as follows (amounts in thousands):

	Net Investment
	Income and
	Short-Term	Long-Term	Tax Exempt
	Capital Gains	Capital Gains	Income	Total
World ex U.S. Targeted Value Portfolio
2020	$9,362	$4,663	—	$14,025
2021	13,860	—	—	13,860

As of October 31, 2021, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the use of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

	Net Investment
	Income and
	Short-Term	Long-Term
	Capital Gains	Capital Gains	Total
World ex U.S. Targeted Value Portfolio	$(1,785)	$(694)	$(2,479)

18

As of October 31, 2021, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

	Undistributed			Total Net
	Net Investment			Distributable
	Income and	Undistributed	Unrealized	Earnings
	Short-Term	Long-Term	Appreciation	(Accumulated
	Capital Gains	Capital Gains	(Depreciation)	Losses)
World ex U.S. Targeted Value Portfolio	$3,096	$36,223	$89,973	$129,292

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2021, the Portfolio did not have any capital loss carryforwards available to offset future realized capital gains.

During the year ended October 31, 2021, the Portfolio used the following capital loss carryforwards to offset realized capital gains for federal income tax purposes (amount in thousands):

World ex U.S. Targeted Value Portfolio	$3,451

As of April 30, 2022, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

				Net
				Unrealized
	Federal	Unrealized	Unrealized	Appreciation
	Tax Cost	Appreciation	(Depreciation)	(Depreciation)
World ex U.S. Targeted Value Portfolio	$714,010	$98,121	$(112,650)	$(14,529)

The difference between GAAP-basis and tax-basis unrealized appreciation (depreciation) can occur as a result of wash sales and other book to tax differences.

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolio’s tax positions and has concluded that no additional provision for income tax is required in the Portfolio’s financial statements. The Portfolio is not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolio’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Financial Instruments:

In accordance with the Portfolio’s investment objective and policies, the Portfolio may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolio may be inhibited.

Derivative Financial Instruments:

Summarized below are the specific types of derivative instruments used by the Portfolio.

19

2. Forward Currency Contracts: The World ex U.S. Targeted Value Portfolio may enter into foreign currency exchange transactions, including foreign currency forward contracts, in connection with the settlement of foreign securities or to transfer cash balances from one currency to another currency. The decision to hedge the Portfolio’s currency exposure with respect to a foreign market will be based primarily on the Portfolio’s existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Portfolio as an unrealized gain or loss, which is presented in the Portfolio’s Statement of Operations as the change in unrealized appreciation or depreciation of forward currency contracts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statements of Operations as a net realized gain or loss on forward currency contracts.

3. Futures Contracts: The Portfolio may purchase or sell futures contracts and options on futures contracts for equity securities and indices to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Portfolio. Upon entering into a futures contract, the Portfolio deposits cash or pledges U.S. Government securities to a broker in an amount equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Portfolio as unrealized gains or losses until the contracts are closed. When the contract is closed, the Portfolio records a realized gain or loss, which is presented in the Statement of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolio could lose more than the initial margin requirements. The Portfolio entering into stock index futures is subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

The average volume (based on the open positions at each fiscal month-end) of derivative activity for the six months ended April 30, 2022 was as follows (amount in thousands):

Futures*
World ex U.S. Targeted Value Portfolio	$1,131

*	Average Notional Value of futures contracts

The following is a summary of the realized and change in unrealized gains and losses from the derivative instrument holdings categorized by primary risk exposure for the six months ended April 30, 2022 (amounts in thousands):

	Realized Gain (Loss) on Derivatives
	Total	Equity Contracts (1)
World ex U.S. Targeted Value Portfolio	$101	$101

	Change in Unrealized Appreciation
	(Depreciation) on Derivatives
	Total	Equity Contracts (2)
World ex U.S. Targeted Value Portfolio	$(46)	$(46)

20

(1)	Presented on Statement of Operations as Net Realized Gain (Loss) on: Futures.
(2)	Presented on Statement of Operations as Change in Unrealized Appreciation (Depreciation) of: Futures.

H. Line of Credit and Interfund Lending Program:

The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 6, 2022, with its domestic custodian bank. A line of credit with similar terms was in effect through April 6, 2022. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 5, 2023.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 2, 2022. A line of credit with similar terms was in effect through January 1, 2022. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit agreement expires on January 1, 2023.

For the six months ended April 30, 2022, borrowings by the Portfolio under the lines of credit were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding*	Interest Expense Incurred	Maximum Amount Borrowed During the Period	Outstanding Borrowings as of 04/30/2022
World ex U.S. Targeted Value Portfolio	0.91%	$2,723	23	$1	$7,727	—

*	Number of Days Outstanding represents the total of single or consecutive days during the year ended April 30, 2022, that the Portfolio’s available line of credit was used.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Portfolio may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.

The Portfolio did not use the interfund lending program during the six months ended April 30, 2022.

I. Affiliated Trades:

Cross trades for the six months ended April 30, 2022, if any, were executed by the Portfolio pursuant to procedures adopted by the Board of Directors of the Fund to ensure compliance with Rule 17a-7 under the Investment Company Act of 1940 (the “1940 Act”). Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of a common investment advisor (or affiliated investment advisors), common Directors and/or common Officers. At its regularly scheduled meetings, the CCO certifies to the Board that the 17a-7 transactions entered into by the Portfolio complied with the Rule 17a-7 Procedures adopted by the Board of Directors of the Fund.

21

For the six months ended April 30, 2022, cross trades by the Portfolio under Rule 17a-7 were as follows (amounts in thousands):

Portfolio	Purchases	Sales	Realized Gain (Loss)
World ex U.S. Targeted Value Portfolio	$6,711	$15,821	$3,042

J. Securities Lending:

As of April 30, 2022, the Portfolio had securities on loan to brokers/dealers, for which the Portfolio received cash collateral. Additionally, the Portfolio received non-cash collateral consisting of short- and/or long-term U.S. Treasuries and U.S. government agency securities as follows (amount in thousands):

Non-Cash Collateral Market Value
World ex U.S. Targeted Value Portfolio	$6,619

The Portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolio’s collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

Subject to its stated investment policies, the Portfolio will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the “Money Market Series”), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. The Portfolio also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, the Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

22

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2022 (amounts in thousands):

	Remaining Contractual Maturity of the Agreements As of April 30, 2022
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
World ex U.S. Targeted Value Portfolio
Common Stocks, Preferred Stocks, Rights/Warrants	$1,194	—	—	—	$1,194

K. Indemnitees; Contractual Obligations:

Under the Fund’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

L. Recently Issued Accounting Standards and Regulations:

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the Portfolio’s financial statements.

In October 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies. Rule 18f-4 (the “Derivatives Rule”) imposes limits on the amount of derivatives contracts the Portfolio could enter, eliminate the asset segregation framework currently used by the Portfolio to comply with Section 18 of the 1940 Act, and require funds whose use of derivatives is more than a limited specified exposure to establish and maintain a derivatives risk management program and appoint a derivatives risk manager. The Derivatives Rule became effective February 19, 2021 and the Portfolio is required to comply on August 19, 2022. Management is currently evaluating the effect, if any, the Derivatives Rule will have on the Portfolio.

On December 3, 2020, the SEC adopted new Rule 2a-5 (the “Valuation Rule”) under the Investment Company Act of 1940, establishing an updated regulatory framework for fund valuation. The Valuation Rule, in part, provides a framework for good faith fair value determination and permits a Board to designate fair value determinations to a fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Valuation Rule became effective on March 8, 2021, with a compliance date of September 8, 2022. Management is currently evaluating the Valuation Rule and its effect on the Portfolio.

M. Russia and Ukraine Conflict:

As a result of the conflict between Russia and Ukraine that began in February 2022, economic sanctions have been placed on Russia and certain of its citizens. It is uncertain how long the conflict, economic sanctions, and any resulting effect on global markets will continue. Management is currently evaluating the effect of these developments on the Portfolio.

23

N. Other:

As of April 30, 2022, the following number of shareholders held the following approximate percentages of the Portfolio’s outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

	Number of Shareholders	Approximate Percentage of Outstanding Shares
World ex U.S. Targeted Value Portfolio	3	97%

The Portfolio is subject to claims and suits that arise from time to time in the ordinary course of business (for example, claw back litigation against former shareholders of portfolio companies that filed for bankruptcy, such as the now ended litigation involving The Tribune Company and the ongoing litigation involving Nine West). Although management currently believes that resolving claims against the Portfolio, individually or in aggregate, will not have a material adverse impact on the Portfolio’s financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

O. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Portfolio through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

24

RESULTS OF THE SHAREHOLDER MEETING

On December 29, 2021, DFA Investment Dimensions Group Inc. (“DFAIDG”) held a Special Joint Meeting of Shareholders for the purpose of considering and voting upon the election of Directors. Directors were elected by the shareholders of all series of DFAIDG, including the Portfolio. The results of the voting were as follows:

DFAIDG

Proposal: Election of Directors*

	For Vote	Withhold Vote	Total Vote	% For Vote	% Withhold Vote	% Total Vote
1. Reena Aggarwal	9,921,508,370	63,420,976	9,984,929,347	99.36%	0.64%	100.00%
2. David P. Butler	9,883,286,256	101,643,091	9,984,929,347	98.98%	1.02%	100.00%
3. George M Constantinides	9,821,909,934	163,019,413	9,984,929,347	98.37%	1.63%	100.00%
4. Douglas W. Diamond	9,882,157,782	102,771,565	9,984,929,347	98.97%	1.03%	100.00%
5. Darrell Duffie	9,882,905,906	102,023,441	9,984,929,347	98.98%	1.02%	100.00%
6. Francis A. Longstaff	9,921,901,084	63,028,263	9,984,929,347	99.37%	0.63%	100.00%
7. Gerard K. O’Reilly	9,882,646,658	102,282,689	9,984,929,347	98.98%	1.02%	100.00%
8. Abbie J. Smith	9,830,541,976	154,387,371	9,984,929,347	98.45%	1.55%	100.00%
9. Heather E. Tookes	9,923,656,008	61,273,339	9,984,929,347	99.39%	0.61%	100.00%
10. Ingrid M. Werner	9,883,645,976	101,283,371	9,984,929,347	98.99%	1.01%	100.00%

*	Results are for all series within DFAIDG

25

DIMENSIONAL INVESTMENT GROUP INC.

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

Six Months Ended April 30, 2022

EXPENSE TABLE

	Beginning Account Value 11/01/21	Ending Account Value 04/30/22	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
Tax-Managed U.S. Marketwide Value Portfolio II
Actual Fund Return	$1,000.00	$937.80	0.22%	$1.06
Hypothetical 5% Annual Return	$1,000.00	$1,023.70	0.22%	$1.10

(1)

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

26

DIMENSIONAL INVESTMENT GROUP INC.

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For Dimensional Investment Group Inc., this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. Dimensional Investment Group Inc. filed its most recent Form N-PORT with the SEC on March 29, 2022. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

SEC regulations permit a fund to include in its reports to shareholders a “Summary Schedule of Portfolio Holdings” in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund’s 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund’s net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual report to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

Tax-Managed U.S. Marketwide Value Portfolio II
Communication Services	10.3%
Consumer Discretionary	6.3%
Consumer Staples	7.0%
Energy	9.9%
Financials	20.5%
Health Care	19.6%
Industrials	13.8%
Information Technology	7.6%
Materials	4.6%
Real Estate	0.3%
Utilities	0.1%

100.0%

27

TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO II

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2022

(Unaudited)

		Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (99.9%)
COMMUNICATION SERVICES — (10.3%)
	Activision Blizzard, Inc.	496,359	$37,524,740	0.5%
	AT&T, Inc.	5,318,959	100,315,567	1.3%
*	Charter Communications, Inc., Class A	339,394	145,426,935	1.9%
	Comcast Corp., Class A	5,581,653	221,926,523	2.9%
*	T-Mobile U.S., Inc.	282,437	34,779,292	0.5%
	Verizon Communications, Inc.	1,587,476	73,500,139	0.9%
*	Walt Disney Co.	576,509	64,355,700	0.8%
	Other Securities		122,544,052	1.5%

TOTAL COMMUNICATION SERVICES.			800,372,948	10.3%

CONSUMER DISCRETIONARY — (6.3%)
	Ford Motor Co.	2,621,330	37,118,033	0.5%
*	General Motors Co.	1,095,598	41,534,120	0.6%
	Target Corp.	259,962	59,440,311	0.8%
	Other Securities		346,036,039	4.3%

TOTAL CONSUMER DISCRETIONARY			484,128,503	6.2%

CONSUMER STAPLES — (7.0%)
	Archer-Daniels-Midland Co.	750,362	67,202,421	0.9%
	Mondelez International, Inc., Class A	2,081,099	134,189,264	1.7%
	Tyson Foods, Inc., Class A	405,030	37,732,595	0.5%
	Walmart, Inc.	1,115,621	170,678,857	2.2%
	Other Securities		134,318,910	1.7%

TOTAL CONSUMER STAPLES			544,122,047	7.0%

ENERGY — (9.8%)
	Chevron Corp.	923,002	144,606,723	1.9%
	ConocoPhillips	1,439,649	137,515,273	1.8%
	Exxon Mobil Corp.	1,548,912	132,044,748	1.7%
	Marathon Petroleum Corp.	1,004,662	87,666,806	1.1%
	Phillips 66	723,574	62,777,280	0.8%
	Valero Energy Corp.	605,899	67,545,621	0.9%
	Other Securities		130,185,035	1.6%

TOTAL ENERGY			762,341,486	9.8%

FINANCIALS — (20.5%)
	Bank of America Corp.	5,929,137	211,551,608	2.7%
*	Berkshire Hathaway, Inc., Class B	445,061	143,679,043	1.9%
	Capital One Financial Corp.	333,920	41,613,110	0.5%
	Citigroup, Inc.	1,441,183	69,479,432	0.9%
	Goldman Sachs Group, Inc.	198,993	60,790,372	0.8%
	JPMorgan Chase & Co.	2,146,505	256,206,837	3.3%
	Morgan Stanley	1,127,557	90,869,819	1.2%
	Wells Fargo & Co.	1,534,308	66,941,858	0.9%
	Other Securities		642,657,540	8.1%

TOTAL FINANCIALS			1,583,789,619	20.3%

28

TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO II

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
HEALTH CARE — (19.6%)
Abbott Laboratories	915,297	$103,886,210	1.3%
Anthem, Inc.	504,640	253,293,955	3.3%
Bristol-Myers Squibb Co.	738,289	55,571,013	0.7%
Cigna Corp.	285,386	70,427,557	0.9%
CVS Health Corp.	1,510,745	145,227,917	1.9%
Danaher Corp.	375,873	94,392,987	1.2%
Humana, Inc.	198,071	88,054,444	1.1%
Medtronic PLC	814,175	84,967,303	1.1%
Pfizer, Inc.	3,696,959	181,409,778	2.3%
Thermo Fisher Scientific, Inc.	435,609	240,856,928	3.1%
UnitedHealth Group, Inc.	91,816	46,693,027	0.6%
Other Securities		148,954,001	1.9%

TOTAL HEALTH CARE		1,513,735,120	19.4%

INDUSTRIALS — (13.8%)
CSX Corp.	3,024,000	103,844,160	1.3%
Eaton Corp. PLC	265,270	38,469,455	0.5%
Norfolk Southern Corp.	545,229	140,603,654	1.8%
Raytheon Technologies Corp.	360,043	34,171,681	0.4%
Republic Services, Inc.	429,755	57,703,204	0.8%
Trane Technologies PLC	213,109	29,811,818	0.4%
Union Pacific Corp.	258,814	60,637,532	0.8%
Other Securities		604,682,600	7.8%

TOTAL INDUSTRIALS		1,069,924,104	13.8%

INFORMATION TECHNOLOGY — (7.6%)
Intel Corp.	4,073,898	177,581,214	2.3%
Micron Technology, Inc.	878,203	59,884,663	0.8%
Other Securities		348,052,197	4.4%

TOTAL INFORMATION TECHNOLOGY		585,518,074	7.5%

MATERIALS — (4.6%)
Linde PLC	163,701	51,068,164	0.7%
Newmont Corp.	459,017	33,439,389	0.4%
Other Securities		270,287,542	3.5%

TOTAL MATERIALS		354,795,095	4.6%

REAL ESTATE — (0.3%)
Other Securities		24,821,992	0.3%

UTILITIES — (0.1%)
Other Securities		6,009,750	0.1%

TOTAL COMMON STOCKS		7,729,558,738	99.3%

PREFERRED STOCKS — (0.0%)
INDUSTRIALS — (0.0%)
Other Security		323,014	0.0%

TOTAL PREFERRED STOCKS		323,014	0.0%

TOTAL INVESTMENT SECURITIES (Cost $3,278,588,812)		7,729,881,752

29

TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO II

CONTINUED

			Percentage
	Shares	Value†	of Net Assets‡
TEMPORARY CASH INVESTMENTS — (0.1%)
State Street Institutional U.S. Government Money Market Fund, 0.290%	9,716,214	$9,716,214	0.1%

SECURITIES LENDING COLLATERAL — (0.0%)
@§ The DFA Short Term Investment Fund	1	12	0.0%

TOTAL INVESTMENTS—(100.0%) (Cost $3,288,305,038)		$7,739,597,978	99.4%

Summary of the Portfolio’s investments as of April 30, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$800,021,276	$348,555	$3,117	$800,372,948
Consumer Discretionary	484,125,758	—	2,745	484,128,503
Consumer Staples	544,105,307	16,740	—	544,122,047
Energy	762,341,486	—	—	762,341,486
Financials	1,583,769,744	19,875	—	1,583,789,619
Health Care	1,513,735,120	—	—	1,513,735,120
Industrials	1,069,924,104	—	—	1,069,924,104
Information Technology	585,518,074	—	—	585,518,074
Materials	354,795,095	—	—	354,795,095
Real Estate	24,821,992	—	—	24,821,992
Utilities	6,009,750	—	—	6,009,750
Preferred Stocks
Industrials	323,014	—	—	323,014
Temporary Cash Investments	9,716,214	—	—	9,716,214
Securities Lending Collateral	—	12	—	12

TOTAL	$7,739,206,934	$385,182	$5,862^	$7,739,597,978

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

30

DIMENSIONAL INVESTMENT GROUP INC.

STATEMENT OF ASSETS AND LIABILITIES

APRIL 30, 2022

(Unaudited)

(Amounts in thousands, except share and per share amounts)

Tax-Managed U.S. Marketwide Value Portfolio II
ASSETS:
Investment Securities at Value	$7,729,882
Temporary Cash Investments at Value & Cost	9,716
Receivables:
Investment Securities Sold	42,250
Dividends and Interest	10,068
Securities Lending Income	10
Fund Shares Sold	1,238
Prepaid Expenses and Other Assets	73

Total Assets	7,793,237

LIABILITIES:
Payables:
Fund Shares Redeemed	4,021
Due to Advisor	1,352
Accrued Expenses and Other Liabilities	329

Total Liabilities	5,702

NET ASSETS	$7,787,535

SHARES OUTSTANDING, $0.01 PAR VALUE (1)	230,416,122

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$33.80

Investment Securities at Cost	$3,278,589

NET ASSETS CONSIST OF:
Paid-In Capital	$6,936,336
Total Distributable Earnings (Loss)	851,199

NET ASSETS	$7,787,535

(1) NUMBER OF SHARES AUTHORIZED	500,000,000

See accompanying Notes to Financial Statements.

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DIMENSIONAL INVESTMENT GROUP INC.

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2022

(Unaudited)

(Amounts in thousands)

Tax-Managed U.S. Marketwide Value Portfolio II#
Investment Income
Dividends (Net of Foreign Taxes Withheld of $9)	$80,766
Income from Securities Lending	74

Total Investment Income	80,840

Fund Expenses
Investment Management Fees	8,264
Accounting & Transfer Agent Fees	513
Custodian Fees	24
Filing Fees	51
Shareholders’ Reports	52
Directors’/Trustees’ Fees & Expenses	(44)
Professional Fees	255
Organizational & Offering Costs	120
Other	54

Total Fund Expenses	9,289

Net Expenses	9,289

Net Investment Income (Loss)	71,551

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	(38,883)
Affiliated Investment Companies Shares Sold	(44)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(550,007)
Affiliated Investment Companies Shares	(1)

Net Realized and Unrealized Gain (Loss)	(588,935)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(517,384)

**	Net of foreign capital gain taxes withheld of $0.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

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DIMENSIONAL INVESTMENT GROUP INC.

STATEMENT OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Tax-Managed U.S. Marketwide Value Portfolio II***
	Six Months Ended Apr 30, 2022	Year Ended Oct 31, 2021
	(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$71,551	$37,588
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	(38,883)	582
Affiliated Investment Companies Shares Sold	(44)	2
Transactions Allocated from Affiliated Investment Company*,**	—	16,928
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(550,007)	1,450,001
Affiliated Investment Companies Shares	(1)	1
Transactions Allocated from Affiliated Investment Company	—	(705,400)

Net Increase (Decrease) in Net Assets Resulting from Operations	(517,384)	799,702

Distributions:
Institutional Class Shares	(64,371)	(33,697)
Capital Share Transactions (1):
Shares Issued	353,809	619,168
Shares Issued in Reorganization	—	5,546,391
Shares Issued in Lieu of Cash Distributions	63,135	33,496
Shares Redeemed	(368,426)	(208,075)

Net Increase (Decrease) from Capital Share Transactions	48,518	5,990,980

Total Increase (Decrease) in Net Assets	(533,237)	6,756,985
Net Assets
Beginning of Period	8,320,772	1,563,787

End of Period	$7,787,535	$8,320,772

(1) Shares Issued and Redeemed:
Shares Issued	9,783	17,677
Shares Issued in Reorganization	—	154,324
Shares Issued in Lieu of Cash Distributions	1,736	1,005
Shares Redeemed	(10,197)	(6,307)

Net Increase (Decrease) from Shares Issued and Redeemed	1,322	166,699

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2022 of $0.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2021 of $0.
***	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company) through October 15, 2021.

See accompanying Notes to Financial Statements.

33

DIMENSIONAL INVESTMENT GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Tax-Managed U.S. Marketwide Value Portfolio II
	Six Months Ended Apr 30, 2022		Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017
	(Unaudited)
Net Asset Value, Beginning of Period	$36.32		$25.06	$28.74	$28.02	$28.30	$24.36

Income from Investment Operations (A)
Net Investment Income (Loss)	0.31		0.54	0.57	0.60	0.58	0.54
Net Gains (Losses) on Securities (Realized and Unrealized)	(2.55)		11.26	(3.22)	1.66	0.63	4.84

Total from Investment Operations	(2.24)		11.80	(2.65)	2.26	1.21	5.38

Less Distributions:
Net Investment Income	(0.28)		(0.54)	(0.55)	(0.56)	(0.54)	(0.53)
Net Realized Gains	—		—	(0.48)	(0.98)	(0.95)	(0.91)

Total Distributions	(0.28)		(0.54)	(1.03)	(1.54)	(1.49)	(1.44)
Net Asset Value, End of Period	$33.80		$36.32	$25.06	$28.74	$28.02	$28.30

Total Return	(6.22	%)(B)	47.30%	(9.41%)	8.82%	4.27%	22.59%

Net Assets, End of Period (thousands)	$7,787,535		$8,320,772	$1,563,787	$1,917,021	$1,841,678	$1,815,437
Ratio of Expenses to Average Net Assets (D)	0.22	%(C)	0.23%	0.24%	0.24%	0.22%	0.22%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor) (D)	0.22	%(C)	0.41%	0.44%	0.44%	0.42%	0.42%
Ratio of Net Investment Income to Average Net Assets	1.73	%(C)	1.62%	2.18%	2.18%	1.98%	2.01%
Portfolio Turnover Rate	2	%(B)	0%	N/A	N/A	N/A	N/A

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

34

DIMENSIONAL INVESTMENT GROUP INC.

NOTES TO FINANCIAL STATEMENTS

(UNAUDITED)

A. Organization:

Dimensional Investment Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of eleven portfolios, one of which, Tax-Managed U.S. Marketwide Value Portfolio II (the “Portfolio”), is presented in this report. The remaining portfolios are presented in separate reports. The Portfolio is an investment company, and accordingly, follows the accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Certification (“ASC”), Topic 946, “Financial Services-Investment Companies.”

On October 15, 2021, the Tax-Managed U.S. Marketwide Value Portfolio II (the “Acquiring Portfolio”) acquired substantially all of the assets of the Tax-Managed U.S. Marketwide Value Portfolio (the “Target Portfolio”), a series of DFA Investment Dimensions Group Inc., pursuant to an agreement and plan of reorganization approved by the Board of Directors of the Fund (the “Reorganization”). Shareholder approval of the Reorganization was not required. The purpose of the Reorganization was to combine the Acquiring Portfolio and the Target Portfolio since they each invested substantially all of their assets in The Tax-Managed U.S. Marketwide Value Series (the “Master Fund”), a series of The DFA Investment Trust Company.

The Reorganization was accomplished by a tax-free exchange of 154,323,612 shares of the Acquiring Portfolio for 166,436,689 shares of the Target Portfolio. The Target Portfolio had net assets immediately before the Reorganization of $5,981,618,109, including $3,551,301,699 of unrealized appreciation, which were combined with the Acquiring Portfolio’s net assets. Immediately before the Reorganization, the Acquiring Portfolio’s net assets were $2,251,324,649, and immediately after the Reorganization, the Acquiring Portfolio’s net assets were $8,232,942,759. The Acquiring Portfolio is the accounting survivor, and accordingly, its historical performance and financial information is presented in the financial statements for periods prior to the Reorganization.

Assuming that the Reorganization had been completed on November 1, 2020, the Acquiring Portfolio’s pro forma results of operations for the fiscal year ended October 31, 2021 would have been as follows (amounts in thousands):

Net Investment Income	$121,252
Net Realized Gain (Loss)	62,416
Change in Unrealized Appreciation (Depreciation)	4,293,277
Net Increase (Decrease) in Net Assets Resulting from Operations	4,476,945

Because the combined Portfolio has been managed as a single Portfolio since the Reorganization was completed, it is not practical to separate the results of operations of the Target Portfolio that have been included in the Acquiring Portfolio’s Statement of Operations since the Reorganization.

In addition, effective October 18, 2021, Tax-Managed U.S. Marketwide Value Portfolio II simplified its operations by discontinuing the master-feeder structure and no longer investing substantially all of its assets in the Master Fund. On October 15, 2021 the Portfolio received its pro-rata share of cash and securities from the Master Fund in a complete liquidation of its interest in the Master Fund. Effective October 18, 2021, the Tax-Managed U.S. Marketwide Value Portfolio II invests directly in securities rather than through the Master Fund and maintains the same investment objective.

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On October 29, 2021, the Tax-Managed U.S. Marketwide Value Portfolio II also notified shareholders that the Board of Directors of the Fund approved converting the Portfolio into an exchange-traded fund (“ETF”) by the reorganization of the Portfolio into a corresponding ETF, the Dimensional US Marketwide Value ETF, a newly created series of the Dimensional ETF Trust. Effective after the close of business on May 6, 2022, the Advisor completed the conversion of the Portfolio into the ETF, as discussed further below.

B.	Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

1. Security Valuation: The Portfolio uses a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Securities held by the Portfolio, including over-the-counter securities, are valued at the last quoted sale price of the day. Securities held by the Portfolio that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Portfolio values the securities within the range of the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Portfolio may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.

Listed derivatives, such as futures, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy.

A summary of the inputs used to value the Portfolio’s investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Summary Schedule of Portfolio Holdings. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Deferred Compensation Plan: Each eligible Director of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio,

36

DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/ Trustees’ Fees & Expenses.

The Directors may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the “Notice”) to defer the receipt of the Director’s deferred compensation until a date specified by such Director in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director’s first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date).

3. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolio estimates the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities, using the effective interest method. Expenses directly attributable to the Portfolio are directly charged. Common expenses of the Fund or the Portfolio are allocated using methods approved by the Board, generally based on average net assets.

C. Investment Advisor:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolio. For the six months ended April 30, 2022, the Portfolio’s investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rate of average daily net assets:

Tax-Managed U.S. Marketwide Value Portfolio II	0.20%

Pursuant to an Amended and Restated Fee Waiver Agreement (the “Fee Waiver Agreement”), the Advisor has contractually agreed to permanently waive all or a portion of the management fee of the Portfolio to the extent necessary to limit the total management fees paid to the Advisor by the Portfolio, including the proportionate share of the management fees the Portfolio pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in The DFA Short Term Investment Fund (the “Money Market Series”) to 0.20% of the average net assets of a class of the Portfolio on an annualized basis. The Fee Waiver Agreement will remain in effect permanently, unless terminated by the Fund. Effective October 18, 2021, the Portfolio changed its investment structure from a master-feeder structure to a stand-alone structure that invests directly in portfolio securities. Accordingly, during the six months ended April 30, 2022, the Advisor did not waive any portion of the Portfolio’s management fee pursuant to the Fee Waiver Agreement.

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the six months ended April 30, 2022, the total related amounts paid by the Fund to the CCO were $9 (in thousands). The total related amounts paid by the Portfolio is included in Other Expenses on the Statement of Operations.

37

D. Deferred Compensation:

As of April 30, 2022, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amount in thousands):

Tax-Managed U.S. Marketwide Value Portfolio II	$214

E. Purchases and Sales of Securities:

For the six months ended April 30, 2022, the Portfolio made the following purchases and sales of investment securities, other than short-term securities, in-kind redemptions and U.S. Government securities (amounts in thousands):

	Other Investment Securities
	Purchases	Sales
Tax-Managed U.S. Marketwide Value Portfolio II	$185,090	$150,417

There were no purchases or sales of long-term U.S. government securities.

For the six months ended April 30, 2022, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.

The amounts presented below may differ from the respective amounts presented in the corresponding Summary Schedule of Portfolio Holdings, Statement of Assets and Liabilities or Statement of Operations due to rounding. The amounts are as follows (amounts in thousands):

	Balance at October 31, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at April 30, 2022	Shares as of April 30, 2022	Dividend Income	Capital Gain Distributions
Tax-Managed U.S. Marketwide Value Portfolio II
The DFA Short Term Investment Fund	$104,560	$370,940	$475,455	$(44)	$(1)	—	—	$69	—

Total	$104,560	$370,940	$475,455	$(44)	$(1)	—	—	$69	—

F. Federal Income Taxes:

The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings, as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2021, can occur as a result of realized gains on securities considered to be “passive foreign investment companies,” non-deductible expenses, realized foreign capital gains tax, the use of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes, net foreign currency gains/losses, distributions received from real estate investment trusts and distribution redesignations, and were reclassified to the accounts mentioned above. These reclassifications had no effect on net assets or net asset value per share.

38

The tax character of dividends and distributions declared and paid during the years ended October 31, 2020, and October 31, 2021, were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Tax Exempt Income	Total
Tax-Managed U.S. Marketwide Value Portfolio II
2020	$34,911	$31,937	—	$66,848
2021	33,697	—	—	33,697

As of October 31, 2021, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the use of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
Tax-Managed U.S. Marketwide Value Portfolio II	$(436)	—	$(436)

As of October 31, 2021, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforwards	Unrealized Appreciation (Depreciation)	Total Net Distributable Earnings (Accumulated Losses)
Tax-Managed U.S. Marketwide Value Portfolio II	$6,752	—	$(25,956)	$1,452,824	$1,433,620

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2021, the Portfolio had the following capital loss carryforwards available to offset future realized capital gains with no expiration date (amounts in thousands):

	Unlimited	Total
Tax-Managed U.S. Marketwide Value Portfolio II	$25,956	$25,956

During the year ended October 31, 2021, the Portfolio did not use capital loss carryforwards to offset realized capital gains for federal income tax purposes.

As of April 30, 2022, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Tax-Managed U.S. Marketwide Value Portfolio II	$3,285,130	$4,516,121	$(64,828)	$4,451,293

The difference between GAAP-basis and tax-basis unrealized gains (losses) can occur as a result of wash sales and net mark to market gains (losses) on regulated futures contracts, net mark-to-market gain/loss on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments.

39

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolio’s tax positions and has concluded that no additional provision for income tax is required in the Portfolio’s financial statements. The Portfolio is not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolio’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Line of Credit:

The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 6, 2022, with its domestic custodian bank. A line of credit with similar terms was in effect through April 6, 2022. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 5, 2023.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 2, 2022. A line of credit with similar terms was in effect through January 1, 2022. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit agreement expires on January 1, 2023.

There were no borrowings by the Portfolio under the lines of credit during the six months ended April 30, 2022.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Portfolio may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.

The Portfolio did not use the interfund lending program during the six months ended April 30, 2022.

H. Affiliated Trades:

Cross trades for the six months ended April 30, 2022, if any, were executed by the Portfolio pursuant to procedures adopted by the Board of Directors of the Fund to ensure compliance with Rule 17a-7 under the Investment Company Act of 1940 (the “1940 Act”). Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of a common investment advisor (or affiliated investment advisors), common Directors and/or common Officers. At its regularly scheduled meetings, the CCO certifies to the Board that the 17a-7 transactions entered into by the Portfolio complied with the Rule 17a-7 Procedures adopted by the Board of Directors of the Fund.

40

For the six months ended April 30, 2022, cross trades by the Portfolio under Rule 17a-7 were as follows (amounts in thousands):

Portfolio	Purchases	Sales	Realized Gain (Loss)
Tax-Managed U.S. Marketwide Value Portfolio II	$28,091	$31,269	$(8,067)

I. Securities Lending:

The Portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolio’s collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

Subject to its stated investment policies, the Portfolio will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the “Money Market Series”), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. The Portfolio also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, the Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2022 (amounts in thousands):

Remaining Contractual Maturity of the Agreements As of April 30, 2022
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Tax-Managed U.S. Marketwide Value Portfolio II
Common Stocks, Preferred Stocks	—	—	—	—	—

J. Indemnitees; Contractual Obligations:

Under the Fund’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

41

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

K. Recently Issued Accounting Standards and Regulations:

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the Portfolio’s financial statements.

In October 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies. Rule 18f-4 (the “Derivatives Rule”) imposes limits on the amount of derivatives contracts the Portfolio could enter, eliminate the asset segregation framework currently used by the Portfolio to comply with Section 18 of the 1940 Act, and require funds whose use of derivatives is more than a limited specified exposure to establish and maintain a derivatives risk management program and appoint a derivatives risk manager. The Derivatives Rule became effective February 19, 2021 and the Portfolio is required to comply on August 19, 2022. Management is currently evaluating the effect, if any, the Derivatives Rule will have on the Portfolio.

On December 3, 2020, the SEC adopted new Rule 2a-5 (the “Valuation Rule”) under the Investment Company Act of 1940, establishing an updated regulatory framework for fund valuation. The Valuation Rule, in part, provides a framework for good faith fair value determination and permits a Board to designate fair value determinations to a fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Valuation Rule became effective on March 8, 2021, with a compliance date of September 8, 2022. Management is currently evaluating the Valuation Rule and its effect on the Portfolio.

L. Russia and Ukraine Conflict:

As a result of the conflict between Russia and Ukraine that began in February 2022, economic sanctions have been placed on Russia and certain of its citizens. It is uncertain how long the conflict, economic sanctions, and any resulting effect on global markets will continue. Management is currently evaluating the effect of these developments on the Portfolio.

M. Other:

As of April 30, 2022, the following number of shareholders held the following approximate percentages of the Portfolio’s outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

	Number of Shareholders	Approximate Percentage of Outstanding Shares
Tax-Managed U.S. Marketwide Value Portfolio II	3	91%

The Portfolio is subject to claims and suits that arise from time to time in the ordinary course of business (for example, claw back litigation against former shareholders of portfolio companies that filed for bankruptcy, such as the now ended litigation involving The Tribune Company and the ongoing litigation involving Nine West). Although management currently believes that resolving claims against the Portfolio, individually or in aggregate, will not have a material adverse impact on the Portfolio’s financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

42

N. Subsequent Event Evaluations:

On October 29, 2021, the Tax-Managed U.S. Marketwide Value Portfolio II notified shareholders that the Board of Directors of the Fund approved converting the Portfolio into an exchange-traded fund (“ETF”) by the reorganization of the Portfolio into an ETF, as listed below, which is a newly created series of the Dimensional ETF Trust. A Prospectus/Information Statement with respect to the reorganization was mailed before the consummation of the reorganization to holders of the Portfolio’s shares as of the record date.

Portfolio	ETF
Tax-Managed U.S. Marketwide Value Portfolio II	Dimensional US Marketwide Value ETF

Effective after the close of business on May 6, 2022, the Advisor completed the conversion of the Portfolio into the ETF. The reorganization was accounted for as a tax-free reorganization for federal income tax purposes. Following the reorganization, the accounting books and records of the Portfolio became the accounting books and records of the ETF. In connection with the reorganization, each shareholder of the Portfolio received a number of the ETF shares with an aggregate net asset value (NAV) equal to the aggregate NAV of his or her shares of the Portfolio (and cash in lieu of fractional shares, if any).

Management has evaluated the impact of all other subsequent events on the Portfolio through the date on which the financial statements were issued and has determined that there are no other subsequent events requiring recognition or disclosure in the financial statements.

43

RESULTS OF THE SHAREHOLDER MEETING

On December 29, 2021, Dimensional Investment Group Inc. (“DIG”) held a Special Joint Meeting of Shareholders for the purpose of considering and voting upon the election of Directors. Directors were elected by the shareholders of all series of DIG, including the Portfolio. The results of the voting were as follows:

DIG

Proposal: Election of Directors*

	For Vote	Withhold Vote	Total Vote	% For Vote	% Withhold Vote	% Total Vote
1. Reena Aggarwal	670,675,676	4,853,187	675,528,863	99.28%	0.72%	100.00%
2. David P. Butler	670,412,079	5,116,784	675,528,863	99.24%	0.76%	100.00%
3. George M Constantinides	667,473,344	8,055,519	675,528,863	98.81%	1.19%	100.00%
4. Douglas W. Diamond	670,102,186	5,426,677	675,528,863	99.20%	0.80%	100.00%
5. Darrell Duffie	670,307,396	5,221,467	675,528,863	99.23%	0.77%	100.00%
6. Francis A. Longstaff	670,676,753	4,852,110	675,528,863	99.28%	0.72%	100.00%
7. Gerard K. O’Reilly	670,543,896	4,984,967	675,528,863	99.26%	0.74%	100.00%
8. Abbie J. Smith	668,026,571	7,502,292	675,528,863	98.89%	1.11%	100.00%
9. Heather E. Tookes	670,812,115	4,716,748	675,528,863	99.30%	0.70%	100.00%
10. Ingrid M. Werner	671,092,724	4,436,139	675,528,863	99.34%	0.66%	100.00%

*	Results are for all series within DIG

44

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available (1) without charge, upon request, by calling collect: (512) 306-7400; (2) from the Advisor’s website at http://us.dimensional.com; and (3) on the SEC’s website at http://www.sec.gov. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC’s website at http://www.sec.gov and from the Advisor’s website at http://us.dimensional.com/about-us/investment-stewardship and reflects the twelve-month period beginning July 1st and ending June 30th.

45

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM

Each series/portfolio of DFA Investment Dimensions Group Inc., Dimensional Investment Group Inc., Dimensional Emerging Markets Value Fund, Dimensional ETF Trust and The DFA Investment Trust Company, except for The DFA Short Term Investment Fund (each, a “Fund”), has adopted and implemented a written liquidity risk management program (the “Program”) pursuant to Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The Program includes policies and procedures reasonably designed to assess and manage each Fund’s liquidity risk (which is defined as the “risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund”) and to comply with the requirements of the Liquidity Rule, including with respect to: (i) assessment, management and periodic review of liquidity risk; (ii) classification of portfolio holdings; (iii) establishment of a highly liquid investment minimum (“HLIM”), as applicable; (iv) illiquid investments; and (v) redemptions in-kind.

Each Fund’s Board of Directors/Trustees (collectively, the “Board”) previously approved the designation of the Liquidity Risk Management Committee of Dimensional Fund Advisors LP, each Fund’s investment advisor, to serve as administrator of the Program (the “Program Administrator”). The Program Administrator oversees the monitoring of liquidity and liquidity risk for each Fund on an ongoing basis.

At a meeting of the Board held on March 24-25, 2022, the Program Administrator provided its annual written report (the “Report”) to the Board addressing the operation of the Program and assessing its adequacy and effectiveness of implementation and any material changes to the Program for the period from January 1, 2021 through December 31, 2021 (the “Reporting Period”).

The Program Administrator conducted an annual review of each Fund’s liquidity risk in accordance with the requirements of the Liquidity Rule, taking into account the following factors enumerated in the Liquidity Rule and identified in the Program, as applicable:

1) Each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions, including: (i) whether the Fund’s investment strategy is appropriate for an open-end fund; (ii) the extent to which the Fund’s strategy involves a relatively concentrated portfolio or large positions in particular issuers; (iii) the Fund’s use of borrowings for investment purposes; and (iv) the Fund’s use of derivatives;

2) Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions;

3) Holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources; and

4) For the series of the Dimensional ETF Trust that operate as exchange-traded funds (“ETFs”), in addition to the factors above: (i) the relationship between the ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including, the efficiency of the arbitrage function and the level of active participation by market participants (including authorized participants); and (ii) the effect of the composition of baskets on the overall liquidity of the ETF’s portfolio.

Based on the information considered, which included a review of notable liquidity matters that arose during the Reporting Period such as the impacts of extended market holidays and the transition away from the London Inter-Bank Offered Rate on the Funds’ portfolio liquidity, as applicable, the Report concluded that each of the Funds continues to have an investment strategy that is appropriate for an open-end fund, and that each of the Funds is reasonably likely to be able to meet redemption requests without significant dilution of remaining shareholders’ interests in the Fund. The Report further noted the flexibility of the Funds to draw on a line of credit and/or engage in interfund lending, as applicable.

In accordance with the Program, each Fund’s portfolio investments were classified into one of four liquidity categories as provided in the Liquidity Rule as applicable during the Reporting Period. Liquidity classification determinations take into account a variety of factors including market, trading and investment-specific considerations, as well as market depth in accordance with the requirements of the Liquidity Rule and as specified in the Program, and generally incorporate analysis from a third-party data vendor. The Report reviewed the adequacy of the vendor methodology and services provided to the Funds during the Reporting Period and noted that the liquidity model functioned as intended.

46

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM

CONTINUED

Pursuant to the Liquidity Rule, no Fund may acquire any illiquid investment if, after the acquisition, the Fund would have invested more than 15% of its assets in illiquid investments that are assets. The Report concluded that the Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirements, as applicable, and that such provisions were implemented effectively during the Reporting Period.

In addition, the Report also referenced the ability of each Fund to effect in-kind redemptions to manage liquidity as needed and actual in-kind transactions pursuant to the Funds’ applicable policies and procedures effected during the Reporting Period. The Report further noted that the ETFs settle redemptions in-kind with authorized participants in the primary market.

During the Reporting Period, each of the Funds that is subject to the HLIM provisions of the Program qualified as a fund that primarily holds assets that are highly liquid investments and, therefore, no Fund was required to establish or comply with an HLIM as set forth in the Program.

On the basis of the review, the Report concluded that: (i) the Program remains reasonably designed to manage each Fund’s liquidity risk; (ii) the Program was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk during the Reporting Period; and (iii) each Fund was able to meet requests for redemption without significant dilution of remaining investors in the Fund during the Reporting Period.

47

BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

At the Board meeting held on December 14-15, 2021 (the “Meeting”), the Boards of Directors of DFA Investment Dimensions Group Inc. and Dimensional Investment Group Inc. (together, the “Board”) considered the continuation of the investment management agreements for each portfolio (collectively, the “Funds”) and, if applicable, a Fund’s sub-advisory agreements. For World ex U.S. Targeted Value Portfolio, Dimensional Fund Advisors Ltd. and DFA Australia Limited serves as sub-advisors. (The investment management agreements and the sub-advisory agreements are referred to as the “Management Agreements,” and the Advisor and sub-advisors are referred to as the “Advisor.”)

Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Management Agreements. At a Board meeting held on October 29, 2021, the Board discussed the materials provided by the Advisor, the independent reports prepared by Access Data Inc. (the “Access Data Reports”), and issues related to the continuation of the Management Agreements. Also in advance of the Meeting, the Independent Board Members met with their independent counsel to discuss the materials and management provided additional materials to address and respond to questions that the Independent Board Members posed after their review and analysis of materials provided by the Advisor and the Access Data Reports.

At the Meeting, the Board considered a number of factors when considering the continuation of each Management Agreement for a Fund, including: (i) the nature, extent and quality of services provided by the Advisor to each Fund; (ii) the performance of each Fund and the Advisor; (iii) the fees and expenses borne by each Fund; (iv) the profitability realized by the Advisor from the relationship with each Fund; and (v) whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of the management fee charged.

When considering the nature and quality of the services provided by the Advisor to a Fund, the Board reviewed: (a) the scope and depth of the Advisor’s organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor’s investment global advisory capabilities. The Board evaluated the Advisor’s portfolio management process and discussed the unique features of the Advisor’s investment approach. The Board also considered the nature and character of non-investment advisory services provided by the Advisor, including administrative services. After analyzing the caliber of services provided by the Advisor to each Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to each Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

In considering the performance of each Fund, the Board analyzed the Access Data Reports, which compared the performance of each Fund with other funds in its respective peer group and investment category. The Board also reviewed the performance analysis prepared by the Advisor, which presented the performance of each Fund and its benchmark index, over multiple performance periods, along with the Advisor’s explanation of the performance. The Board concluded that the Advisor’s explanations provided a sound basis for understanding the comparative performance of the Funds. The Board determined, among other things, that after considering each Fund’s investment strategies and the expectations of its shareholder base, the performance of each Fund was reasonable as compared with relevant performance standards and appropriate market indexes.

When considering the fees and expenses borne by each Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Access Data Reports. The Board also considered the proposed reduction of the management fee for World ex U.S. Targeted Value Portfolio. The Board concluded that the effective management fees and total expenses of each Fund over various periods were favorable in relation to those of its peer funds, and that the management fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large.

48

BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

CONTINUED

The Board considered the profitability of each Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to each Fund. The Board considered the profitability to the Advisor of managing and servicing the Funds and the Advisor’s unregistered clients, such as collective trusts, group trusts and separate accounts. Upon closely examining the Advisor’s profitability, the Board concluded, among other things, that it was reasonable and similar to the profitability reported in previous years.

The Board also discussed whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of management fees charged. For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of management fees charged were inapplicable to each Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.

After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Management Agreement for each Fund was in the best interests of the Fund and its shareholders.

49

DFA043022-002S 00274961

Semi-Annual Report

Six Months Ended: April 30, 2022 (Unaudited)

DIMENSIONAL INVESTMENT GROUP INC.

DFA International Value Portfolio III

U.S. Large Cap Value Portfolio III

June 2022

Dear Shareholder,

The investment world is constantly evolving. In many ways, investors have benefited from an industry marked by new solutions, advancing technology, and increased personalization. Dimensional has been innovating on behalf of investors since 1981, using financial science to pursue higher expected returns in a flexible, diversified, low-cost manner.

A common thread in Dimensional’s history is the consistent, systematic application of financial theory and empirical research in managing strategies. We seek sensible ideas that we can implement well. In recent years, we have developed strategies in different product structures to give financial professionals more choices in how they integrate Dimensional Investing into client portfolios. In the first half of this year, for example, we broadened our suite of exchange-traded funds, launched a new fixed income mutual fund, and enhanced the investment management capabilities and services we provide clients.

On behalf of everyone at Dimensional, we thank you for entrusting us with your investments.

Sincerely,

David P. Butler	Gerard O’Reilly
CO-CHIEF EXECUTIVE OFFICER	CO-CHIEF EXECUTIVE OFFICER and
CHIEF INVESTMENT OFFICER

DIMENSIONAL INVESTMENT GROUP INC.

THE DFA INVESTMENT TRUST COMPANY

SEMI-ANNUAL REPORT

(Unaudited)

This report is submitted for the information of each Portfolio’s shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

i

DIMENSIONAL INVESTMENT GROUP INC.

THE DFA INVESTMENT TRUST COMPANY

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments/Summary Schedules of Portfolio Holdings

Investment Abbreviations
ADR	American Depositary Receipt
SA	Special Assessment

Investment Footnotes
†	See Note B to Financial Statements.
»	Securities that have been fair value factored. See Note B to Financial Statements.
‡	Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. “Other Securities” are those securities that are not among the top 50 holdings in unaffiliated issuers of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
*	Non-Income Producing Securities.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.

Financial Highlights
(A)	Computed using average shares outstanding.
(B)	Non-Annualized
(C)	Represents the combined ratios for the respective Portfolio and its respective pro-rata share of its Master Fund.
(D)	Annualized

All Statements, Schedules and Notes to Financial Statements

—	Amounts designated as — are either zero or rounded to zero.
SEC	Securities and Exchange Commission

1

DIMENSIONAL INVESTMENT GROUP INC.

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

Six Months Ended April 30, 2022

EXPENSE TABLES

	Beginning Account Value 11/01/21	Ending Account Value 04/30/22	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
DFA International Value Portfolio III (2)
Actual Fund Return	$1,000.00	$956.50	0.24%	$1.16
Hypothetical 5% Annual Return	$1,000.00	$1,023.60	0.24%	$1.20
U.S. Large Cap Value Portfolio III (2)
Actual Fund Return	$1,000.00	$971.30	0.13%	$0.64

2

DISCLOSURE OF FUND EXPENSES

CONTINUED

	Beginning Account Value 11/01/21	Ending Account Value 04/30/22	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
Hypothetical 5% Annual Return	$1,000.00	$1,024.15	0.13%	$0.65

(1)

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

(2)

The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the allocation of the Feeder Fund’s portion of the expenses of its Master Fund (Affiliated Investment Company).

3

DIMENSIONAL INVESTMENT GROUP INC.

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For Dimensional Investment Group Inc., this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. Dimensional Investment Group Inc. filed its most recent Form N-PORT with the SEC on March 29, 2022. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement.

The categories of industry classification for the Affiliated Investment Companies are represented in the Disclosure of Portfolio Holdings, which are included elsewhere in the report. Refer to the Summary Schedules of Portfolio Holdings for the underlying Affiliated Investment Company’s holdings, which reflect the investments by category.

Affiliated Investment Companies
DFA International Value Portfolio III	100.0%
U.S. Large Cap Value Portfolio III	100.0%

4

DFA INTERNATIONAL VALUE PORTFOLIO III

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The DFA International Value Series of The DFA Investment Trust Company	$2,953,161,943

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES.	$2,953,161,943

Summary of the Portfolio’s Master Fund’s investments as of April 30, 2022, based on their valuation inputs, is located in this report (See Security Valuation Note).

See accompanying Notes to Financial Statements.

5

U.S. LARGE CAP VALUE PORTFOLIO III

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The U.S. Large Cap Value Series of The DFA Investment Trust Company	$3,687,845,741

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES.	$3,687,845,741

Summary of the Portfolio’s Master Fund’s investments as of April 30, 2022, based on their valuation inputs, is located in this report (See Security Valuation Note).

See accompanying Notes to Financial Statements.

6

DIMENSIONAL INVESTMENT GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2022

(Unaudited)

(Amounts in thousands, except share and per share amounts)

	DFA
	International	U.S. Large Cap
	Value Portfolio	Value Portfolio
	III	III
ASSETS:
Investments in Affiliated Investment Company at Value	$2,953,162	$3,687,846
Receivables:
Fund Shares Sold	833	1,451
Prepaid Expenses and Other Assets	29	43

Total Assets	2,954,024	3,689,340

LIABILITIES:
Payables:
Fund Shares Redeemed	1,550	1,390
Due to Advisor	26	32
Accrued Expenses and Other Liabilities	232	178

Total Liabilities	1,808	1,600

NET ASSETS	$2,952,216	$3,687,740

SHARES OUTSTANDING, $0.01 PAR VALUE (1)	185,220,091	129,388,566

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$15.94	$28.50

NET ASSETS CONSIST OF:
Paid-In Capital	$2,471,961	$1,752,940
Total Distributable Earnings (Loss)	480,255	1,934,800

NET ASSETS	$2,952,216	$3,687,740

(1) NUMBER OF SHARES AUTHORIZED	500,000,000	700,000,000

See accompanying Notes to Financial Statements.

7

DIMENSIONAL INVESTMENT GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2022

(Unaudited)

(Amounts in thousands)

	DFA International	U.S. Large Cap
	Value Portfolio	Value Portfolio
	III*	III*
Investment Income
Net Investment Income Allocated from Affiliated Investment Companies:
Dividends (Net of Foreign Taxes Withheld of $6,623 and $7, respectively)	$68,659	$43,161
Income from Securities Lending	578	43
Expenses Allocated from Affiliated Investment Companies	(3,432)	(2,121)

Total Net Investment Income Allocated and/or Distributions Received from Affiliated Investment Companies	65,805	41,083

Fund Expenses
Investment Management Fees	3,410	2,256
Accounting & Transfer Agent Fees	258	285
Filing Fees	51	48
Shareholders’ Reports	51	48
Directors’/Trustees’ Fees & Expenses	(15)	(18)
Professional Fees	7	9
Other	8	9

Total Fund Expenses	3,770	2,637

Fees Waived, Expenses Reimbursed by Advisor (Note C)	3,248	2,051

Net Expenses	522	586

Net Investment Income (Loss)	65,283	40,497

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Transactions Allocated from Affiliated Investment Company**	53,025	161,694
Change in Unrealized Appreciation (Depreciation) of:
Transactions Allocated from Affiliated Investment Company	(254,293)	(299,746)

Net Realized and Unrealized Gain (Loss)	(201,268)	(138,052)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(135,985)	$(97,555)

**	Net of foreign capital gain taxes withheld of $0 and $0, respectively.
*	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

8

DIMENSIONAL INVESTMENT GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	DFA International Value		U.S. Large Cap Value
	Portfolio III***		Portfolio III***
	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	Apr 30,	Oct 31,	Apr 30,	Oct 31,
	2022	2021	2022	2021
	(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$65,283	$114,504	$40,497	$78,804
Net Realized Gain (Loss) on:
Transactions Allocated from Affiliated Investment Company*,**	53,025	111,204	161,694	232,706
Change in Unrealized Appreciation (Depreciation) of:
Transactions Allocated from Affiliated Investment Company	(254,293)	1,031,549	(299,746)	1,242,663

Net Increase (Decrease) in Net Assets Resulting from Operations	(135,985)	1,257,257	(97,555)	1,554,173

Distributions:
Institutional Class Shares	(55,015)	(102,813)	(220,643)	(75,804)
Capital Share Transactions (1):
Shares Issued	195,721	394,279	238,332	490,752
Shares Issued in Lieu of Cash Distributions	47,819	89,936	185,071	63,576
Shares Redeemed	(506,910)	(774,309)	(735,658)	(1,018,155)

Net Increase (Decrease) from Capital Share Transactions	(263,370)	(290,094)	(312,255)	(463,827)

Total Increase (Decrease) in Net Assets	(454,370)	864,350	(630,453)	1,014,542
Net Assets
Beginning of Period	3,406,586	2,542,236	4,318,193	3,303,651

End of Period	$2,952,216	$3,406,586	$3,687,740	$4,318,193

(1) Shares Issued and Redeemed:
Shares Issued	11,797	25,078	7,881	17,331
Shares Issued in Lieu of Cash Distributions	2,963	5,561	6,195	2,235
Shares Redeemed	(30,497)	(49,368)	(24,297)	(36,028)

Net Increase (Decrease) from Shares Issued and Redeemed	(15,737)	(18,729)	(10,221)	(16,462)

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2022 of $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2021 of $0 and $0, respectively.
***	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

9

DIMENSIONAL INVESTMENT GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA International Value Portfolio III							U.S. Large Cap Value Portfolio III
	Six Months		Year	Year	Year	Year	Year	Six Months		Year	Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended	Ended	Ended		Ended	Ended	Ended	Ended	Ended
	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2022		2021	2020	2019	2018	2017	2022		2021	2020	2019	2018	2017
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$16.95		$11.57	$14.66	$15.04	$16.89	$13.80	$30.93		$21.17	$25.23	$25.83	$27.29	$23.15

Income from Investment Operations (A)
Net Investment Income (Loss)	0.33		0.55	0.35	0.56	0.54	0.50	0.30		0.54	0.56	0.60	0.58	0.56
Net Gains (Losses) on Securities (Realized and
Unrealized)	(1.06)		5.33	(3.07)	(0.09)	(1.87)	3.10	(1.12)		9.74	(3.33)	0.95	0.25	4.94

Total from Investment Operations	(0.73)		5.88	(2.72)	0.47	(1.33)	3.60	(0.82)		10.28	(2.77)	1.55	0.83	5.50

Less Distributions:
Net Investment Income	(0.28)		(0.50)	(0.37)	(0.51)	(0.52)	(0.51)	(0.25)		(0.52)	(0.51)	(0.54)	(0.54)	(0.53)
Net Realized Gains	—		—	—	(0.34)	—	—	(1.36)		—	(0.78)	(1.61)	(1.75)	(0.83)

Total Distributions	(0.28)		(0.50)	(0.37)	(0.85)	(0.52)	(0.51)	(1.61)		(0.52)	(1.29)	(2.15)	(2.29)	(1.36)

Net Asset Value, End of Period	$15.94		$16.95	$11.57	$14.66	$15.04	$16.89	$28.50		$30.93	$21.17	$25.23	$25.83	$27.29

Total Return	(4.35	%)(B)	51.07%	(18.72%)	3.50%	(8.09%)	26.50%	(2.87	%)(B)	48.78%	(11.43%)	7.12%	2.91%	24.32%

Net Assets, End of Period (thousands)	$2,952,216		$3,406,586	$2,542,236	$2,810,331	$2,421,704	$2,541,484	$3,687,740		$4,318,193	$3,303,651	$4,017,350	$3,794,092	$3,708,961
Ratio of Expenses to Average Net Assets (C)	0.24	%(D)	0.25%	0.25%	0.25%	0.24%	0.24%	0.13	%(D)	0.14%	0.14%	0.14%	0.13%	0.13%
Ratio of Expenses to Average Net Assets (Excluding Fees
Waived, Expenses Reimbursed by Advisor) (C)	0.44	%(D)	0.45%	0.45%	0.45%	0.44%	0.44%	0.23	%(D)	0.24%	0.24%	0.24%	0.23%	0.23%
Ratio of Net Investment Income to Average Net Assets	4.02	%(D)	3.48%	2.75%	3.88%	3.20%	3.30%	1.97	%(D)	1.89%	2.50%	2.47%	2.12%	2.17%

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

10

DIMENSIONAL INVESTMENT GROUP INC.

NOTES TO FINANCIAL STATEMENTS

(UNAUDITED)

A. Organization:

Dimensional Investment Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of eleven portfolios, two of which, DFA International Value Portfolio III and U.S. Large Cap Value Portfolio III (the “Portfolios”), are presented in this report. The remaining portfolios are presented in separate reports. The Portfolios are investment companies, and accordingly, follow the accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Certification (“ASC”), Topic 946, “Financial Services-Investment Companies.”

DFA International Value Portfolio III and U.S. Large Cap Value Portfolio III invest substantially all of their assets in The DFA International Value Series and The U.S. Large Cap Value Series (the “Series”), respectively, each a corresponding series of The DFA Investment Trust Company. As of April 30, 2022, DFA International Value Portfolio III and U.S. Large Cap Value Portfolio III owned 25% and 13% of the total outstanding shares of their respective Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolios.

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

1. Security Valuation: The Portfolios use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)

The Portfolios’ investments reflect their proportionate interests in the net assets of their respective Series. These valuations are classified as Level 1 in the hierarchy.

A summary of the inputs used to value the Portfolios’ investments is disclosed previously in this note. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Deferred Compensation Plan: Each eligible Director of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets

11

Core Equity Portfolio, DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/ Trustees’ Fees & Expenses.

The Directors may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the “Notice”) to defer the receipt of the Director’s deferred compensation until a date specified by such Director in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director’s first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date).

3. Other: The Portfolios recognize their pro-rata share, on a daily basis, of net investment income and realized and unrealized gains and losses of investment securities and foreign currency from their respective Series, which are each treated as a partnership for federal income tax purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or the Portfolios are allocated using methods approved by the Board, generally based on average net assets.

C. Investment Advisor:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolios.

During the six months ended April 30, 2022, the DFA International Value Portfolio III’s and U.S. Large Cap Value Portfolio III’s investment management fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.21% and 0.11%, respectively, of each Portfolio’s average daily net assets.

Pursuant to an Amended and Restated Fee Waiver Agreement (the “Fee Waiver Agreement”), the Advisor has contractually agreed to permanently waive all or a portion of the management fee of each Portfolio to the extent necessary to limit the total management fees paid to the Advisor by a Portfolio, including the proportionate share of the management fees a Portfolio pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in The DFA Short Term Investment Fund (the “Money Market Series”) to the rates listed below as a percentage of the average net assets of a class of a Portfolio on an annualized basis. The Fee Waiver Agreement will remain in effect permanently, unless terminated by the Fund.

During the six months ended April 30, 2022, each Portfolio had a total management fee limit based on a percentage of its average net assets on an annualized basis and waived fees (amounts in thousands) as reflected below.

	Total
	Management
Institutional Class Shares	Fee Limit	Net Waived Fees
DFA International Value Portfolio III	0.21%	$3,248
U.S. Large Cap Value Portfolio III	0.11%	2,051

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the six months ended April 30, 2022, the total related amount paid by the Fund to the CCO was $9 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statements of Operations.

12

D.	Deferred Compensation:

As of April 30, 2022, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statements of Assets and Liabilities as follows (amounts in thousands):

DFA International Value Portfolio III	$39
U.S. Large Cap Value Portfolio III	54

E.	Federal Income Taxes:

Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings, as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2021, can occur as a result of realized gains on securities considered to be “passive foreign investment companies,” non-deductible expenses, realized foreign capital gains tax, the use of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes, net foreign currency gains/losses, distributions received from real estate investment trusts and distribution redesignations, and were reclassified to the accounts mentioned above. These reclassifications had no effect on net assets or net asset value per share.

The tax character of dividends and distributions declared and paid during the years ended October 31, 2020, and October 31, 2021, were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Tax Exempt Income	Total
DFA International Value Portfolio III
2020	$78,153	—	—	$78,153
2021	102,813	—	—	102,813
U.S. Large Cap Value Portfolio III
2020	81,726	$123,050	—	204,776
2021	75,804	—	—	75,804

As of October 31, 2021, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the use of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
DFA International Value Portfolio III	$(5,671)	—	$(5,671)
U.S. Large Cap Value Portfolio III	(7,878)	$(13,965)	(21,843)

13

As of October 31, 2021, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforwards	Unrealized Appreciation (Depreciation)	Total Net Distributable Earnings (Accumulated Losses)
DFA International Value Portfolio III	$31,767	—	$(31,361)	$670,984	$671,390
U.S. Large Cap Value Portfolio III	386	$188,116	—	2,064,704	2,253,206

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2021, the Portfolios had the following capital loss carryforwards available to offset future realized capital gains with no expiration date (amounts in thousands):

	Unlimited	Total
DFA International Value Portfolio III	$31,361	$31,361
U.S. Large Cap Value Portfolio III	—	—

During the year ended October 31, 2021, the following Portfolios used the following capital loss carryforwards to offset realized capital gains for federal income tax purposes (amounts in thousands):

DFA International Value Portfolio III	$106,057
U.S. Large Cap Value Portfolio III	34,510

As of April 30, 2022, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
DFA International Value Portfolio III	$2,554,993	$415,996	—	$415,996
U.S. Large Cap Value Portfolio III	1,941,837	1,743,532	—	1,743,532

The difference between GAAP-basis and tax-basis unrealized gains (losses) can occur as a result of wash sales and net mark to market gains (losses) on regulated futures contracts, net mark-to-market gain/loss on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments.

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolios’ tax positions and has concluded that no additional provision for income tax is required in the Portfolios’ financial statements. The Portfolios are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolios’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

F.	Line of Credit:

The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 6, 2022, with its domestic custodian bank. A line of credit with similar terms was in effect through April 6, 2022. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the

14

parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 5, 2023.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 2, 2022. A line of credit with similar terms was in effect through January 1, 2022. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit agreement expires on January 1, 2023.

There were no borrowings by the Portfolios under the lines of credit during the six months ended April 30, 2022.

G.	Indemnitees; Contractual Obligations:

Under the Fund’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

H.	Recently Issued Accounting Standards and Regulations:

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the Portfolios’ financial statements.

In October 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies. Rule 18f-4 (the “Derivatives Rule”) imposes limits on the amount of derivatives contracts the Portfolios could enter, eliminate the asset segregation framework currently used by the Portfolios to comply with Section 18 of the 1940 Act, and require funds whose use of derivatives is more than a limited specified exposure to establish and maintain a derivatives risk management program and appoint a derivatives risk manager. The Derivatives Rule became effective February 19, 2021 and the Portfolios are required to comply on August 19, 2022. Management is currently evaluating the effect, if any, the Derivatives Rule will have on the Portfolios.

On December 3, 2020, the SEC adopted new Rule 2a-5 (the “Valuation Rule”) under the Investment Company Act of 1940, establishing an updated regulatory framework for fund valuation. The Valuation Rule, in part, provides a framework for good faith fair value determination and permits a Board to designate fair value determinations to a fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Valuation Rule became effective on March 8, 2021, with a compliance date of September 8, 2022. Management is currently evaluating the Valuation Rule and its effect on the Portfolios.

15

I.	Russia and Ukraine Conflict:

As a result of the conflict between Russia and Ukraine that began in February 2022, economic sanctions have been placed on Russia and certain of its citizens. It is uncertain how long the conflict, economic sanctions, and any resulting effect on global markets will continue. Management is currently evaluating the effect of these developments on the Portfolios.

J.	Other:

As of April 30, 2022, the following number of shareholders held the following approximate percentages of the Portfolios’ outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

	Number of Shareholders	Approximate Percentage of Outstanding Shares
DFA International Value Portfolio III	4	92%
U.S. Large Cap Value Portfolio III	5	94%

The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business (for example, claw back litigation against former shareholders of portfolio companies that filed for bankruptcy, such as the now ended litigation involving The Tribune Company and the ongoing litigation involving Nine West). Although management currently believes that resolving claims against the Portfolios, individually or in aggregate, will not have a material adverse impact on the Portfolios’ financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

K.	Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Portfolios through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

16

RESULTS OF THE SHAREHOLDER MEETING

On December 29, 2021, Dimensional Investment Group Inc. (“DIG”) held a Special Joint Meeting of Shareholders for the purpose of considering and voting upon the election of Directors. Directors were elected by the shareholders of all series of DIG, including each of the Portfolios. The results of the voting were as follows:

DIG

Proposal: Election of Directors*

	For Vote	Withhold Vote	Total Vote	% For Vote	% Withhold Vote	% Total Vote
1. Reena Aggarwal	670,675,676	4,853,187	675,528,863	99.28%	0.72%	100.00%
2. David P. Butler	670,412,079	5,116,784	675,528,863	99.24%	0.76%	100.00%
3. George M Constantinides	667,473,344	8,055,519	675,528,863	98.81%	1.19%	100.00%
4. Douglas W. Diamond	670,102,186	5,426,677	675,528,863	99.20%	0.80%	100.00%
5. Darrell Duffie	670,307,396	5,221,467	675,528,863	99.23%	0.77%	100.00%
6. Francis A. Longstaff	670,676,753	4,852,110	675,528,863	99.28%	0.72%	100.00%
7. Gerard K. O’Reilly	670,543,896	4,984,967	675,528,863	99.26%	0.74%	100.00%
8. Abbie J. Smith	668,026,571	7,502,292	675,528,863	98.89%	1.11%	100.00%
9. Heather E. Tookes	670,812,115	4,716,748	675,528,863	99.30%	0.70%	100.00%
10. Ingrid M. Werner	671,092,724	4,436,139	675,528,863	99.34%	0.66%	100.00%

*	Results are for all series within DIG

17

THE DFA INVESTMENT TRUST COMPANY

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

Six Months Ended April 30, 2022
EXPENSE TABLES
	Beginning Account Value 11/01/21	Ending Account Value 04/30/22	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
The DFA International Value Series
Actual Fund Return	$1,000.00	$956.20	0.21%	$1.02
Hypothetical 5% Annual Return	$1,000.00	$1,023.75	0.21%	$1.05
The U.S. Large Cap Value Series
Actual Fund Return	$1,000.00	$971.40	0.10%	$0.49

18

DISCLOSURE OF FUND EXPENSES
CONTINUED
	Beginning Account Value 11/01/21	Ending Account Value 04/30/22	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
Hypothetical 5% Annual Return	$1,000.00	$1,024.30	0.10%	$0.50

(1)

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

19

THE DFA INVESTMENT TRUST COMPANY

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT.For The DFA Investment Trust Company, this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-PORT with the SEC on March 29, 2022. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

SEC regulations permit a fund to include in its reports to shareholders a “Summary Schedule of Portfolio Holdings” in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund’s 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund’s net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following tables, which present portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, are provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

DOMESTIC AND INTERNATIONAL EQUITY PORTFOLIOS

The DFA International Value Series
Communication Services	4.7%
Consumer Discretionary	11.4%
Consumer Staples	4.6%
Energy	15.7%
Financials	28.6%
Health Care	5.8%
Industrials	10.8%
Information Technology	1.1%
Materials	13.7%
Real Estate	2.4%
Utilities	1.2%

100.0%

The U.S. Large Cap Value Series
Communication Services	8.0%
Consumer Discretionary	6.1%
Consumer Staples	6.8%
Energy	11.8%
Financials	19.5%
Health Care	16.8%
Industrials	12.2%
Information Technology	9.4%
Materials	8.7%
Real Estate	0.5%
Utilities	0.2%

100.0%

20

THE DFA INTERNATIONAL VALUE SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2022

(Unaudited)

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (92.5%)
AUSTRALIA — (6.8%)
Australia & New Zealand Banking Group Ltd.	6,888,410	$131,080,846	1.1%
National Australia Bank Ltd.	5,345,044	122,020,269	1.0%
Westpac Banking Corp.	7,869,029	131,727,453	1.1%
Other Securities		463,592,935	3.9%

TOTAL AUSTRALIA		848,421,503	7.1%

AUSTRIA — (0.1%)
Other Securities		11,747,317	0.1%

BELGIUM — (0.6%)
Other Securities		72,051,851	0.6%

CANADA — (11.0%)
Bank of Montreal	1,770	187,671	0.0%
# Bank of Montreal	1,331,345	141,175,824	1.2%
Bank of Nova Scotia	495,702	31,390,151	0.3%
# Bank of Nova Scotia	1,698,160	107,527,491	0.9%
Canadian Imperial Bank of Commerce	723,497	79,983,687	0.7%
Canadian Natural Resources Ltd.	252,950	15,655,668	0.1%
Canadian Natural Resources Ltd.	3,058,625	189,237,129	1.6%
# Fairfax Financial Holdings Ltd.	97,836	53,757,442	0.5%
Nutrien Ltd.	944,511	92,798,186	0.8%
Suncor Energy, Inc.	1,689,809	60,731,735	0.5%
Teck Resources Ltd., Class B	1,439,855	56,816,678	0.5%
Other Securities		539,236,474	4.4%

TOTAL CANADA		1,368,498,136	11.5%

CHINA — (0.0%)
Other Security		5,078,444	0.0%

DENMARK — (1.7%)
Other Securities		208,840,317	1.8%

FINLAND — (0.9%)
Other Securities		110,933,704	0.9%

FRANCE — (9.2%)
BNP Paribas SA	1,819,966	94,367,738	0.8%
Carrefour SA	2,495,917	52,932,324	0.5%
Cie de Saint-Gobain	1,784,858	104,125,332	0.9%
Cie Generale des Etablissements Michelin SCA	630,250	78,062,712	0.7%
Orange SA	5,978,647	71,178,162	0.6%
# Sanofi	682,839	72,172,588	0.6%
# TotalEnergies SE	6,840,726	335,899,931	2.8%
Other Securities		341,674,812	2.8%

TOTAL FRANCE		1,150,413,599	9.7%

GERMANY — (6.7%)
Allianz SE	551,464	124,429,074	1.0%

21

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
GERMANY — (Continued)
BASF SE	1,264,933	$66,615,131	0.6%
Bayer AG	880,173	57,977,911	0.5%
Bayerische Motoren Werke AG	1,003,964	81,989,489	0.7%
Mercedes-Benz Group AG	2,568,275	179,268,593	1.5%
Other Securities		320,970,870	2.7%

TOTAL GERMANY		831,251,068	7.0%

HONG KONG — (2.1%)
CK Hutchison Holdings Ltd.	7,657,984	53,743,172	0.5%
Other Securities		209,561,277	1.7%

TOTAL HONG KONG		263,304,449	2.2%

IRELAND — (0.3%)
Other Securities		37,874,285	0.3%

ISRAEL — (0.4%)
Other Securities		49,425,337	0.4%

ITALY — (1.7%)
Other Securities		216,926,261	1.8%

JAPAN — (18.2%)
Honda Motor Co. Ltd.	3,522,000	92,641,105	0.8%
Mitsubishi Corp.	1,817,600	61,026,864	0.5%
Mitsubishi UFJ Financial Group, Inc.	10,193,750	59,260,072	0.5%
SoftBank Group Corp.	1,790,880	73,659,314	0.6%
Takeda Pharmaceutical Co. Ltd.	2,595,871	75,323,149	0.6%
Toyota Motor Corp.	12,538,150	214,824,973	1.8%
Other Securities		1,689,378,556	14.2%

TOTAL JAPAN		2,266,114,033	19.0%

NETHERLANDS — (3.2%)
Koninklijke Ahold Delhaize NV	4,054,901	119,603,221	1.0%
Other Securities		284,332,873	2.4%

TOTAL NETHERLANDS		403,936,094	3.4%

NEW ZEALAND — (0.2%)
Other Securities		27,339,899	0.2%

NORWAY — (1.0%)
Other Securities		128,268,016	1.1%

PORTUGAL — (0.1%)
Other Securities		10,103,211	0.1%

SINGAPORE — (0.9%)
Other Securities		107,479,477	0.9%

SPAIN — (1.7%)
# Banco Santander SA	42,993,563	125,642,164	1.1%
Other Securities		82,785,519	0.7%

TOTAL SPAIN		208,427,683	1.8%

22

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SWEDEN — (2.5%)
Other Securities		$307,180,305	2.6%

SWITZERLAND — (8.4%)
Cie Financiere Richemont SA, Class A	672,104	78,092,224	0.7%
Novartis AG	1,706,093	150,766,145	1.3%
Novartis AG, Sponsored ADR	1,587,470	139,744,984	1.2%
UBS Group AG	6,030,163	102,371,853	0.9%
#* UBS Group AG	1,233,581	20,773,504	0.2%
Zurich Insurance Group AG	344,357	156,775,244	1.3%
Other Securities		400,894,249	3.2%

TOTAL SWITZERLAND		1,049,418,203	8.8%

UNITED KINGDOM — (14.8%)
Anglo American PLC	1,391,761	61,642,448	0.5%
Aviva PLC	13,916,649	74,664,574	0.6%
# Barclays PLC, Sponsored ADR	7,035,082	52,411,361	0.4%
BP PLC	7,690,578	37,128,522	0.3%
BP PLC, Sponsored ADR	6,418,588	184,341,847	1.6%
British American Tobacco PLC	3,024,009	126,743,322	1.1%
# British American Tobacco PLC, Sponsored ADR	838,885	35,048,615	0.3%
Glencore PLC	23,897,614	147,249,074	1.2%
HSBC Holdings PLC	13,535,003	84,581,974	0.7%
# HSBC Holdings PLC, Sponsored ADR	2,324,211	72,073,783	0.6%
Lloyds Banking Group PLC	164,752,825	93,573,456	0.8%
Shell PLC	283,225	7,603,428	0.1%
Shell PLC, Sponsored ADR	8,977,105	479,646,720	4.0%
Vodafone Group PLC	58,351,986	88,342,512	0.7%
# Vodafone Group PLC, Sponsored ADR	4,011,201	60,930,147	0.5%
Other Securities		246,587,943	2.1%

TOTAL UNITED KINGDOM		1,852,569,726	15.5%

TOTAL COMMON STOCKS		11,535,602,918	96.8%

PREFERRED STOCKS — (1.1%)
GERMANY — (1.1%)
Volkswagen AG	601,156	93,098,874	0.8%
Other Securities		42,522,307	0.3%

TOTAL GERMANY		135,621,181	1.1%

RIGHTS/WARRANTS — (0.0%)
CANADA — (0.0%)
Other Security		302,591	0.0%

TOTAL INVESTMENT SECURITIES (Cost $10,761,379,330)		11,671,526,690

		Value†
SECURITIES LENDING COLLATERAL — (6.4%)
@§ The DFA Short Term Investment Fund	69,494,868	803,847,136	6.8%

TOTAL INVESTMENTS—(100.0%) (Cost $11,565,239,840)		$12,475,373,826	104.7%

23

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

As of April 30, 2022, The DFA International Value Series had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	656	06/17/22	$144,157,549	$135,382,000	$(8,775,549)

Total Futures Contracts			$144,157,549	$135,382,000	$(8,775,549)

Summary of the Series’ investments as of April 30, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	—	$848,421,503	—	$848,421,503
Austria	—	11,747,317	—	11,747,317
Belgium	—	72,051,851	—	72,051,851
Canada	$1,368,498,136	—	—	1,368,498,136
China	—	5,078,444	—	5,078,444
Denmark	—	208,840,317	—	208,840,317
Finland	—	110,933,704	—	110,933,704
France	—	1,150,413,599	—	1,150,413,599
Germany	14,652,317	816,598,751	—	831,251,068
Hong Kong	—	263,304,449	—	263,304,449
Ireland	20,934,891	16,939,394	—	37,874,285
Israel	7,604,683	41,820,654	—	49,425,337
Italy	4,847,419	212,078,842	—	216,926,261
Japan	16,510,386	2,249,603,647	—	2,266,114,033
Netherlands	24,909,033	379,027,061	—	403,936,094
New Zealand	—	27,339,899	—	27,339,899
Norway	—	128,268,016	—	128,268,016
Portugal	—	10,103,211	—	10,103,211
Singapore	3,986,028	103,493,449	—	107,479,477
Spain	5,053,721	203,373,962	—	208,427,683
Sweden	—	307,180,305	—	307,180,305
Switzerland	173,029,123	876,389,080	—	1,049,418,203
United Kingdom	905,791,569	946,778,157	—	1,852,569,726
Preferred Stocks
Germany	—	135,621,181	—	135,621,181
Rights/Warrants
Canada	—	302,591	—	302,591
Securities Lending Collateral	—	803,847,136	—	803,847,136
Futures Contracts**	(8,775,549)	—	—	(8,775,549)

TOTAL	$2,537,041,757	$9,929,556,520	—	$12,466,598,277

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

24

THE U.S. LARGE CAP VALUE SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2022

(Unaudited)

	Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (98.4%)
COMMUNICATION SERVICES — (7.9%)
AT&T, Inc.	21,707,840	$409,409,862	1.5%
Comcast Corp., Class A	13,782,625	547,997,170	2.0%
* T-Mobile U.S., Inc.	1,375,885	169,426,479	0.6%
Verizon Communications, Inc.	7,271,416	336,666,561	1.2%
* Walt Disney Co.	2,075,362	231,672,660	0.8%
Other Securities		512,864,503	1.9%

TOTAL COMMUNICATION SERVICES.		2,208,037,235	8.0%

CONSUMER DISCRETIONARY — (6.0%)
DR Horton, Inc.	2,915,899	202,917,411	0.7%
* General Motors Co.	4,580,910	173,662,298	0.6%
Other Securities		1,284,284,680	4.7%

TOTAL CONSUMER DISCRETIONARY		1,660,864,389	6.0%

CONSUMER STAPLES — (6.7%)
Kroger Co.	3,344,736	180,481,955	0.7%
Mondelez International, Inc., Class A	3,256,041	209,949,524	0.8%
Tyson Foods, Inc., Class A	1,703,838	158,729,548	0.6%
Walmart, Inc.	3,565,991	545,560,963	2.0%
Other Securities		777,127,263	2.7%

TOTAL CONSUMER STAPLES.		1,871,849,253	6.8%

ENERGY — (11.6%)
Chevron Corp.	3,426,054	536,759,880	1.9%
ConocoPhillips	5,239,620	500,488,502	1.8%
Exxon Mobil Corp.	8,006,417	682,547,049	2.5%
Occidental Petroleum Corp.	3,835,861	211,317,583	0.8%
Schlumberger NV	4,645,370	181,215,884	0.6%
Other Securities		1,132,889,996	4.1%

TOTAL ENERGY		3,245,218,894	11.7%

FINANCIALS — (19.2%)
Bank of America Corp.	8,459,338	301,829,180	1.1%
* Berkshire Hathaway, Inc., Class B	1,865,663	602,291,986	2.2%
Capital One Financial Corp.	1,481,334	184,603,843	0.7%
Citigroup, Inc.	4,211,758	203,048,853	0.7%
Goldman Sachs Group, Inc.	1,053,078	321,704,798	1.2%
Hartford Financial Services Group, Inc.	2,301,121	160,917,392	0.6%
JPMorgan Chase & Co.	5,744,861	685,706,609	2.5%
Morgan Stanley	3,447,111	277,802,676	1.0%
PNC Financial Services Group, Inc.	1,100,011	182,711,827	0.7%
Travelers Cos., Inc.	1,136,535	194,415,677	0.7%
Wells Fargo & Co.	5,597,864	244,234,806	0.9%
Other Securities		1,985,183,496	7.0%

TOTAL FINANCIALS		5,344,451,143	19.3%

HEALTH CARE — (16.6%)
Anthem, Inc.	786,917	394,977,250	1.4%

25

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
HEALTH CARE — (Continued)
Bristol-Myers Squibb Co.	4,561,315	$343,330,180	1.2%
Cigna Corp.	1,001,524	247,156,093	0.9%
CVS Health Corp.	4,319,030	415,188,354	1.5%
Danaher Corp.	975,510	244,979,826	0.9%
Humana, Inc.	442,707	196,809,824	0.7%
* Laboratory Corp. of America Holdings	750,531	180,337,589	0.7%
Medtronic PLC	1,794,733	187,298,336	0.7%
Pfizer, Inc.	17,075,357	837,887,768	3.0%
Thermo Fisher Scientific, Inc.	758,947	419,636,975	1.5%
Other Securities		1,146,050,627	4.1%

TOTAL HEALTH CARE		4,613,652,822	16.6%

INDUSTRIALS — (12.0%)
FedEx Corp.	974,034	193,579,517	0.7%
Norfolk Southern Corp.	782,675	201,836,229	0.7%
Raytheon Technologies Corp.	1,985,308	188,425,582	0.7%
Republic Services, Inc.	1,835,706	246,480,245	0.9%
Other Securities		2,507,148,646	9.0%

TOTAL INDUSTRIALS		3,337,470,219	12.0%

INFORMATION TECHNOLOGY — (9.2%)
# HP, Inc.	9,358,742	342,810,719	1.2%
Intel Corp.	12,597,551	549,127,248	2.0%
Micron Technology, Inc.	3,863,654	263,462,566	1.0%
Other Securities		1,419,521,173	5.1%

TOTAL INFORMATION TECHNOLOGY		2,574,921,706	9.3%

MATERIALS — (8.5%)
Dow, Inc.	2,444,152	162,536,108	0.6%
Freeport-McMoRan, Inc.	5,250,755	212,918,115	0.8%
Linde PLC	848,988	264,850,297	1.0%
Newmont Corp.	2,121,499	154,551,202	0.6%
Nucor Corp.	1,991,500	308,244,370	1.1%
Other Securities		1,273,385,682	4.5%

TOTAL MATERIALS		2,376,485,774	8.6%

REAL ESTATE — (0.5%)
Other Securities		126,072,136	0.5%

UTILITIES — (0.2%)
Other Securities		69,110,469	0.2%

TOTAL COMMON STOCKS (Cost $16,665,459,811)		27,428,134,040	99.0%

TEMPORARY CASH INVESTMENTS — (0.9%)
State Street Institutional U.S. Government Money Market Fund, 0.290%	248,588,434	248,588,434	0.9%

26

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
SECURITIES LENDING COLLATERAL — (0.7%)
@§ The DFA Short Term Investment Fund	17,391,128	$201,163,181	0.7%

TOTAL INVESTMENTS—(100.0%) (Cost $17,115,208,444)		$27,877,885,655	100.6%

As of April 30, 2022, The U.S. Large Cap Value Series had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	882	06/17/22	$187,336,637	$182,022,750	$(5,313,887)

Total Futures Contracts			$187,336,637	$182,022,750	$(5,313,887)

Summary of the Series’ investments as of April 30, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$2,208,037,235	—	—	$2,208,037,235
Consumer Discretionary	1,660,864,389	—	—	1,660,864,389
Consumer Staples	1,871,849,253	—	—	1,871,849,253
Energy	3,245,218,894	—	—	3,245,218,894
Financials	5,344,451,143	—	—	5,344,451,143
Health Care	4,613,652,822	—	—	4,613,652,822
Industrials	3,337,470,219	—	—	3,337,470,219
Information Technology	2,574,921,706	—	—	2,574,921,706
Materials	2,376,485,774	—	—	2,376,485,774
Real Estate	126,072,136	—	—	126,072,136
Utilities	69,110,469	—	—	69,110,469
Temporary Cash Investments	248,588,434	—	—	248,588,434
Securities Lending Collateral	—	$201,163,181	—	201,163,181
Futures Contracts**	(5,313,887)	—	—	(5,313,887)

TOTAL	$27,671,408,587	$201,163,181	—	$27,872,571,768

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

27

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2022

(Unaudited)

(Amounts in thousands)

	The DFA International Value Series*	The U.S. Large Cap Value Series*
ASSETS:
Investment Securities at Value (including $771,105 and $437,079 of securities on loan, respectively)	$11,671,527	$27,428,134
Temporary Cash Investments at Value & Cost	—	248,588
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $803,861 and $201,160, respectively)	803,847	201,163
Segregated Cash for Futures Contracts	7,347	9,879
Foreign Currencies at Value	16,337	—
Cash	123,476	—
Receivables:
Investment Securities Sold	4,595	—
Dividends, Interest and Tax Reclaims	102,711	39,132
Securities Lending Income	1,048	58
Unrealized Gain on Foreign Currency Contracts	17	—
Prepaid Expenses and Other Assets	16	44

Total Assets	12,730,921	27,926,998

LIABILITIES:
Payables:
Upon Return of Securities Loaned	803,751	201,540
Investment Securities Purchased	2,284	—
Due to Advisor	2,029	2,397
Futures Margin Variation	5,704	6,879
Unrealized Loss on Foreign Currency Contracts	2	—
Accrued Expenses and Other Liabilities	799	1,468

Total Liabilities	814,569	212,284

NET ASSETS	$11,916,352	$27,714,714

Investment Securities at Cost	$10,761,379	$16,665,460

Foreign Currencies at Cost	$16,566	$—

*	See Note J in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

28

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2022

(Unaudited)

(Amounts in thousands)

	The DFA International Value Series#	The U.S. Large Cap Value Series#
Investment Income
Dividends (Net of Foreign Taxes Withheld of $25,690 and $45, respectively)	$261,339	$307,704
Income from Securities Lending	2,222	307

Total Investment Income	263,561	308,011

Expenses
Investment Management Fees	12,132	14,659
Accounting & Transfer Agent Fees	17	35
Custodian Fees	433	147
Shareholders’ Reports	9	10
Directors’/Trustees’ Fees & Expenses	(55)	(134)
Professional Fees	101	150
Other	190	297

Total Expenses	12,827	15,164

Fees Paid Indirectly (Note C)	7	—

Net Expenses	12,820	15,164

Net Investment Income (Loss)	250,741	292,847

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	229,417	1,027,540
Affiliated Investment Companies Shares Sold	78	(57)
Futures	6,138	(7,057)
Foreign Currency Transactions	(2,871)	(2)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(1,008,288)	(2,093,423)
Affiliated Investment Companies Shares	(100)	(5)
Futures	(11,791)	(13,974)
Translation of Foreign Currency-Denominated Amounts	(4,657)	—

Net Realized and Unrealized Gain (Loss)	(792,074)	(1,086,978)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(541,333)	$(794,131)

**	Net of foreign capital gain taxes withheld of $0 and $0, respectively.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

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THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	The DFA International Value Series		The U.S. Large Cap Value Series
	Six Months Ended Apr 30, 2022	Year Ended Oct 31, 2021	Six Months Ended Apr 30, 2022	Year Ended Oct 31, 2021
	(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$250,741	$420,963	$292,847	$541,698
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	229,417	468,390	1,027,540	1,388,344
Affiliated Investment Companies Shares Sold	78	(27)	(57)	16
Futures	6,138	29,155	(7,057)	49,910
Foreign Currency Transactions	(2,871)	4,495	(2)	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(1,008,288)	3,710,810	(2,093,423)	8,413,121
Affiliated Investment Companies Shares	(100)	(30)	(5)	(20)
Futures	(11,791)	5,251	(13,974)	12,740
Translation of Foreign Currency-Denominated Amounts	(4,657)	(1,694)	—	—

Net Increase (Decrease) in Net Assets Resulting from Operations	(541,333)	4,637,313	(794,131)	10,405,809

Transactions in Interest:
Contributions	904,496	152,792	417,241	808,201
Withdrawals	(744,304)	(1,974,162)	(1,729,039)	(3,547,772)

Net Increase (Decrease) from Transactions in Interest	160,192	(1,821,370)	(1,311,798)	(2,739,571)

Total Increase (Decrease) in Net Assets	(381,141)	2,815,943	(2,105,929)	7,666,238
Net Assets
Beginning of Period	12,297,493	9,481,550	29,820,643	22,154,405

End of Period	$11,916,352	$12,297,493	$27,714,714	$29,820,643

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2022 of $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2021 of $0 and $0, respectively.

See accompanying Notes to Financial Statements.

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THE DFA INVESTMENT TRUST COMPANY

FINANCIAL HIGHLIGHTS

	The DFA International Value Series
	Six Months Ended Apr 30, 2022		Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017
	(Unaudited)
Total Return	(4.38	%)(B)	51.09%	(18.68%)	3.60%	(8.10%)	26.53%

Net Assets, End of Period (thousands)	$11,916,352		$12,297,493	$9,481,550	$12,420,850	$12,153,340	$12,732,150
Ratio of Expenses to Average Net Assets	0.21	%(D)	0.22%	0.21%	0.21%	0.22%	0.22%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	0.21	%(D)	0.22%	0.22%	0.22%	0.22%	0.22%
Ratio of Net Investment Income to Average Net Assets	4.13	%(D)	3.50%	2.77%	3.92%	3.21%	3.33%
Portfolio Turnover Rate	6	%(B)	9%	12%	16%	20%	17%

See accompanying Notes to Financial Statements.

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THE DFA INVESTMENT TRUST COMPANY

FINANCIAL HIGHLIGHTS

	The U.S. Large Cap Value Series
	Six Months Ended Apr 30, 2022		Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017
	(Unaudited)
Total Return	(2.86	%)(B)	48.85%	(11.42%)	7.15%	2.95%	24.31%

Net Assets, End of Period (thousands)	$27,714,714		$29,820,643	$22,154,405	$29,929,678	$29,242,795	$27,676,546
Ratio of Expenses to Average Net Assets	0.10	%(D)	0.11%	0.11%	0.11%	0.11%	0.11%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed)	0.10	%(D)	0.11%	0.11%	0.11%	0.11%	0.11%
Ratio of Net Investment Income to Average Net Assets 2.00%(D)			1.92%	2.53%	2.50%	2.14%	2.19%
Portfolio Turnover Rate	4	%(B)	10%	4%	10%	13%	15%

See accompanying Notes to Financial Statements.

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THE DFA INVESTMENT TRUST COMPANY

NOTES TO FINANCIAL STATEMENTS

(UNAUDITED)

A. Organization:

The DFA Investment Trust Company (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, The Trust consists of ten portfolios, two of which, The DFA International Value Series and The U.S. Large Cap Value Series (the “Series”), are presented in this section of the report. The remaining operational portfolios are presented in separate reports. The Series are investment companies, and accordingly, follow the accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Certification (“ASC”), Topic 946, “Financial Services-Investment Companies.”

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

1. Security Valuation: The Series use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments)

Securities held by the Series, including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Series that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Series value the securities within the range of the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Trustees of the Trust. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Series is calculated. When fair value pricing is used, the prices of securities used by the Series may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.

The DFA International Value Series (the “International Series”) will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the

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NYSE (normally, 4:00 p.m. ET) and the time at which the net asset value of the International Series is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the pricing of the International Series’ shares at the close of the NYSE, the International Series will fair value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on International Series’ foreign investments since the last calculated closing prices of the foreign investments on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Trust has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Series uses data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When the International Series uses fair value pricing, the values assigned to the International Series’ foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

A summary of the inputs used to value the Series’ investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables are included at the end of the Summary Schedules of Portfolio Holdings. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Foreign Currency Translation: Securities and other assets and liabilities of the International Series, whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and ask prices for the U.S. dollar as quoted by generally recognized reliable sources. To facilitate the translation, the Series enter into foreign currency contracts. A foreign currency contract is a spot agreement between two parties to buy and sell currencies at current market exchange rates, for settlement generally within two business days. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

The International Series does not isolate the effect of foreign currency rate fluctuations when determining the realized gain or loss upon the sale or maturity of foreign currency-denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for income tax reporting purposes.

Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the International Series and the U.S. dollar equivalent amounts actually received or paid.

3. Deferred Compensation Plan: Each eligible Trustee of the Trust may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/Trustees’ Fees & Expenses.

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The Trustees may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Trustee shall have the right in a notice of election (the “Notice”) to defer the receipt of the Trustee’s deferred compensation until a date specified by such Trustee in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Trustee ceases to be a member of the Board of Trustees of the Trust; and (ii) five years following the effective date of the Trustee’s first deferral election. If a Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Trustee’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Trustee ceases to be a member of the Board (unless the Trustee files an amended Notice selecting a different distribution date).

4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Series estimate the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities, using the effective interest method. Expenses directly attributable to a Series are directly charged. Common expenses of the Trust or Series are allocated using methods approved by the Board of Trustees, generally based on average net assets. The International Series may be subject to taxes imposed by countries in which it invests, with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The International Series accrues such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. Additionally, if there is a deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

C. Investment Advisor:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to each Series. For the six months ended April 30, 2022, the investment management fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.20% and 0.10% of the average daily net assets for The DFA International Value Series and The U.S. Large Cap Value Series, respectively.

Earned Income Credit:

Additionally, certain Series have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Series’ custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of the Series’ net assets. During the six months ended April 30, 2022, expenses reduced were as follows (amount in thousands):

Fees Paid Indirectly
The DFA International Value Series	$7

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Trustees of the Advisor are also Officers and Trustees of the Trust; however, such Officers and Trustees (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Trust. For the six months ended April 30, 2022, the total related amounts paid by the Trust to the CCO was $9 (in thousands). The total related amounts paid by each of the Series are included in Other Expenses on the Statements of Operations.

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D. Deferred Compensation:

As of April 30, 2022, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities on the Statements of Assets and Liabilities as follows (amounts in thousands):

The DFA International Value Series	$191
The U.S. Large Cap Value Series	293

E. Purchases and Sales of Securities:

For the six months ended April 30, 2022, the Series’ transactions related to investment securities, other than short-term securities, in-kind redemptions and U.S. Government securities (amounts in thousands), were as follows:

	Other Investment Securities
	Purchases	Sales
The DFA International Value Series	$1,086,382	$730,444
The U.S. Large Cap Value Series	1,054,318	2,014,451

There were no purchases or sales of long-term U.S. government securities.

For the six months ended April 30, 2022, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.

The amounts presented below may differ from the respective amounts presented in the corresponding Summary Schedule of Portfolio Holdings, Statements of Assets and Liabilities or Statements of Operations due to rounding. The amounts are as follows (amounts in thousands):

	Balance at October 31, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at April 30, 2022	Shares as of April 30, 2022	Dividend Income	Capital Gain Distributions
The DFA International Value Series
The DFA Short Term Investment Fund	$495,353	$2,471,530	$2,163,014	$78	$(100)	$803,847	69,495	$446	—

Total	$495,353	$2,471,530	$2,163,014	$78	$(100)	$803,847	69,495	$446	—

The U.S. Large Cap Value Series
The DFA Short Term Investment Fund	$155,780	$1,309,989	$1,264,544	$(57)	$(5)	$201,163	17,391	$220	—

Total	$155,780	$1,309,989	$1,264,544	$(57)	$(5)	$201,163	17,391	$220	—

F. Federal Income Taxes:

No provision for federal income taxes is required since the Series are treated as partnerships for federal income tax purposes. Any net investment income and realized and unrealized gains and losses have been deemed to have been “passed down” to their respective partners.

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As of April 30, 2022, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
The DFA International Value Series	$11,637,071	$2,204,454	$(1,294,320)	$910,134
The U.S. Large Cap Value Series	17,095,553	11,493,653	(730,975)	10,762,678

The difference between GAAP-basis and tax-basis unrealized gains (losses) can occur as a result of wash sales and net mark to market gains (losses) on regulated futures contracts, net mark-to-market gain/loss on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments.

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Series’ tax positions and has concluded that no additional provision for income tax is required in the Series’ financial statements. The Series are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Series’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Financial Instruments:

In accordance with the Series’ investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Series may be inhibited.

Derivative Financial Instruments:

Summarized below are the specific types of derivative instruments used by the Series.

2. Futures Contracts: The Series may purchase or sell futures contracts and options on futures contracts for equity securities and indices to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Series. Upon entering into a futures contract, a Series deposits cash or pledges U.S. government securities to a broker in an amount equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by a Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. The Series entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

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Securities have been segregated as collateral for open futures contracts.

The average volume (based on the open positions at each fiscal month-end) of derivative activity for the six months ended April 30, 2022 was as follows (amounts in thousands):

Futures*
The DFA International Value Series	$124,540
The U.S. Large Cap Value Series	201,204

*	Average Notional Value of futures contracts

The following is a summary of the Series’ derivative instrument holdings categorized by primary risk exposure as of April 30, 2022 (amounts in thousands):

	Liability Derivatives Value
	Total Value at April 30, 2022	Equity Contracts *,(1)
The DFA International Value Series	$(8,776)	$(8,776)
The U.S. Large Cap Value Series	(5,314)	(5,314)

(1)	Presented on Statements of Assets and Liabilities as Receivables or Payables: Futures Margin Variation.
*	Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s margin variation is reported within the Statements of Assets and Liabilities.

The following is a summary of the realized and change in unrealized gains and losses from the Series’ derivative instrument holdings categorized by primary risk exposure for the six months ended April 30, 2022 (amounts in thousands):

	Realized Gain (Loss) on Derivatives
	Total	Equity Contracts (1)
The DFA International Value Series	$6,138	$6,138
The U.S. Large Cap Value Series	(7,057)	(7,057)

	Change in Unrealized Appreciation (Depreciation) on Derivatives
	Total	Equity Contracts (2)
The DFA International Value Series	$(11,791)	$(11,791)
The U.S. Large Cap Value Series	(13,974)	(13,974)

(1)	Presented on Statements of Operations as Net Realized Gain (Loss) on: Futures.
(2)	Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) of: Futures.

H. Line of Credit and Interfund Lending Program:

The Trust, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 6, 2022, with its domestic custodian bank. A line of credit with similar terms was in effect through April 6, 2022. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed

38

$500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 5, 2023.

The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 2, 2022. A line of credit with similar terms was in effect through January 1, 2022. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit agreement expires on January 1, 2023.

For the six months ended April 30, 2022, borrowings by the Series under the lines of credit were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding*	Interest Expense Incurred	Maximum Amount Borrowed During the Period	Outstanding Borrowings as of 04/30/2022
The DFA International Value Series	0.83%	$7,701	10	$2	$34,971	—

*	Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2022, that the Series’ available line of credit was used.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Series may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. lnterfund loans have a maximum duration of seven days and may be called on one business day’s notice.

For the six months ended April 30, 2022, activity by the Series under the interfund lending program was as follows (amounts in thousands, except percentages and days):

	Borrower or Lender	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding*	Interest Expense/ Income	Maximum Amount Borrowed/Loaned During the Period	Outstanding Borrowings as of 04/30/2022
The DFA International Value Series	Borrower	0.44%	$49,829	1	$1	$49,829	—

*	Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2022 that the Series utilized the interfund lending program.

I. Affiliated Trades:

Cross trades for the six months ended April 30, 2022, if any, were executed by the Series pursuant to procedures adopted by the Board of Trustees of the Trust to ensure compliance with Rule 17a-7 under the Investment Company Act of 1940 (the “1940 Act”). Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered

39

affiliates by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common Officers. At its regularly scheduled meetings, the CCO certifies to the Board that the 17a-7 transactions entered into by the Series complied with the Rule 17a-7 Procedures adopted by the Board of Trustees of the Trust.

For the six months ended April 30, 2022, cross trades by the Series under Rule 17a-7 were as follows (amounts in thousands):

Series	Purchases	Sales	Realized Gain (Loss)
The DFA International Value Series	$138,336	$21,363	$(1,206)
The U.S. Large Cap Value Series	111,283	155,310	32,605

J. Securities Lending:

As of April 30, 2022, the Series had securities on loan to brokers/dealers, for which the Series received cash collateral. Additionally, each Series received non-cash collateral consisting of short- and/or long-term U.S. Treasuries and U.S. government agency securities as follows (amounts in thousands):

Non-Cash Collateral Market Value
The DFA International Value Series	$28,832
The U.S. Large Cap Value Series	251,590

Each Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Series’ collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Series could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

Subject to their stated investment policies, each Series with securities on loan will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the “Money Market Series”), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. Such Series also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, each Series will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

40

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2022 (amounts in thousands):

	Remaining Contractual Maturity of the Agreements As of April 30, 2022
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
The DFA International Value Series
Common Stocks	$803,751	—	—	—	$803,751
The U.S. Large Cap Value Series
Common Stocks	201,540	—	—	—	201,540

K. Indemnitees; Contractual Obligations:

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust.

In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

L. Recently Issued Accounting Standards and Regulations:

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the Series’ financial statements.

In October 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies. Rule 18f-4 (the “Derivatives Rule”) imposes limits on the amount of derivatives contracts the Series could enter, eliminate the asset segregation framework currently used by the Series to comply with Section 18 of the 1940 Act, and require funds whose use of derivatives is more than a limited specified exposure to establish and maintain a derivatives risk management program and appoint a derivatives risk manager. The Derivatives Rule became effective February 19, 2021 and the Series are required to comply on August 19, 2022. Management is currently evaluating the effect, if any, the Derivatives Rule will have on the Series.

On December 3, 2020, the SEC adopted new rule 2a-5 (the “Valuation Rule”) under the Investment Company Act of 1940, establishing an updated regulatory framework for fund valuation. The Valuation Rule, in part, provides a framework for good faith fair value determination and permits a Board to designate fair value determinations to a fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Valuation Rule became effective on March 8, 2021, with a compliance date of September 8, 2022. Management is currently evaluating the Valuation Rule and its effect on the Series.

41

M. Russia and Ukraine Conflict:

As a result of the conflict between Russia and Ukraine that began in February 2022, economic sanctions have been placed on Russia and certain of its citizens. It is uncertain how long the conflict, economic sanctions, and any resulting effect on global markets will continue. Management is currently evaluating the effect of these developments on the Series.

N. Other:

The Series and the Trust are subject to claims and suits that arise from time to time in the ordinary course of business (for example, claw back litigation against former shareholders of portfolio companies that filed for bankruptcy, such as the now ended litigation involving The Tribune Company and the ongoing litigation Nine West). Although management currently believes that resolving claims against the Series and the Trust, individually or in aggregate, will not have a material adverse impact on the Series’ and the Trust’s financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

O. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Series through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

42

RESULTS OF THE SHAREHOLDER MEETING

On December 29, 2021, The DFA Investment Trust Company (“DFAITC”) held a Special Joint Meeting of Shareholders for the purpose of considering and voting upon the election of Trustees. Trustees were elected by the shareholders of all series of DFAITC, including each of the Series. The results of the voting were as follows:

DFAITC

Proposal: Election of Trustees*

	For Vote	Withhold Vote	Total Vote	% For Vote	% Withhold Vote	% Total Vote
1. Reena Aggarwal	1,338,053,388	7,752,954	1,345,806,342	99.42%	0.58%	100.00%
2. David P. Butler	1,310,184,308	35,622,034	1,345,806,342	97.35%	2.65%	100.00%
3. George M Constantinides	1,293,129,780	52,676,562	1,345,806,342	96.09%	3.91%	100.00%
4. Douglas W. Diamond	1,309,663,859	36,142,483	1,345,806,342	97.31%	2.69%	100.00%
5. Darrell Duffie	1,310,016,601	35,789,741	1,345,806,342	97.34%	2.66%	100.00%
6. Francis A. Longstaff	1,338,492,235	7,314,108	1,345,806,342	99.46%	0.54%	100.00%
7. Gerard K. O’Reilly	1,310,259,985	35,546,357	1,345,806,342	97.36%	2.64%	100.00%
8. Abbie J. Smith	1,294,152,136	51,654,207	1,345,806,342	96.16%	3.84%	100.00%
9.Heather E. Tookes	1,338,526,033	7,280,309	1,345,806,342	99.46%	0.54%	100.00%
10. Ingrid M. Werner	1,310,401,509	35,404,834	1,345,806,342	97.37%	2.63%	100.00%

*	Results are for all series within DFAITC

43

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available (1) without charge, upon request, by calling collect: (512) 306-7400; (2) from the Advisor’s website at http://us.dimensional.com; and (3) on the SEC’s website at http://www.sec.gov. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC’s website at http://www.sec.gov and from the Advisor’s website at http://us.dimensional.com/about-us/investment-stewardship and reflects the twelve-month period beginning July 1st and ending June 30th.

44

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM

Each series/portfolio of DFA Investment Dimensions Group Inc., Dimensional Investment Group Inc., Dimensional Emerging Markets Value Fund, Dimensional ETF Trust and The DFA Investment Trust Company, except for The DFA Short Term Investment Fund (each, a “Fund”), has adopted and implemented a written liquidity risk management program (the “Program”) pursuant to Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The Program includes policies and procedures reasonably designed to assess and manage each Fund’s liquidity risk (which is defined as the “risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund”) and to comply with the requirements of the Liquidity Rule, including with respect to: (i) assessment, management and periodic review of liquidity risk; (ii) classification of portfolio holdings; (iii) establishment of a highly liquid investment minimum (“HLIM”), as applicable; (iv) illiquid investments; and (v) redemptions in-kind.

Each Fund’s Board of Directors/Trustees (collectively, the “Board”) previously approved the designation of the Liquidity Risk Management Committee of Dimensional Fund Advisors LP, each Fund’s investment advisor, to serve as administrator of the Program (the “Program Administrator”). The Program Administrator oversees the monitoring of liquidity and liquidity risk for each Fund on an ongoing basis.

At a meeting of the Board held on March 24-25, 2022, the Program Administrator provided its annual written report (the “Report”) to the Board addressing the operation of the Program and assessing its adequacy and effectiveness of implementation and any material changes to the Program for the period from January 1, 2021 through December 31, 2021 (the “Reporting Period”).

The Program Administrator conducted an annual review of each Fund’s liquidity risk in accordance with the requirements of the Liquidity Rule, taking into account the following factors enumerated in the Liquidity Rule and identified in the Program, as applicable:

1) Each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions, including: (i) whether the Fund’s investment strategy is appropriate for an open-end fund; (ii) the extent to which the Fund’s strategy involves a relatively concentrated portfolio or large positions in particular issuers; (iii) the Fund’s use of borrowings for investment purposes; and (iv) the Fund’s use of derivatives;

2) Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions;

3) Holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources; and

4) For the series of the Dimensional ETF Trust that operate as exchange-traded funds (“ETFs”), in addition to the factors above: (i) the relationship between the ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including, the efficiency of the arbitrage function and the level of active participation by market participants (including authorized participants); and (ii) the effect of the composition of baskets on the overall liquidity of the ETF’s portfolio.

Based on the information considered, which included a review of notable liquidity matters that arose during the Reporting Period such as the impacts of extended market holidays and the transition away from the London Inter-Bank Offered Rate on the Funds’ portfolio liquidity, as applicable, the Report concluded that each of the Funds continues to have an investment strategy that is appropriate for an open-end fund, and that each of the Funds is reasonably likely to be able to meet redemption requests without significant dilution of remaining shareholders’ interests in the Fund. The Report further noted the flexibility of the Funds to draw on a line of credit and/or engage in interfund lending, as applicable.

In accordance with the Program, each Fund’s portfolio investments were classified into one of four liquidity categories as provided in the Liquidity Rule as applicable during the Reporting Period. Liquidity classification determinations take into account a variety of factors including market, trading and investment-specific considerations, as well as market depth in accordance with the requirements of the Liquidity Rule and as specified in the Program, and generally incorporate analysis from a third-party data vendor. The Report reviewed the adequacy of the vendor methodology and services provided to the Funds during the Reporting Period and noted that the liquidity model functioned as intended.

45

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM

CONTINUED

Pursuant to the Liquidity Rule, no Fund may acquire any illiquid investment if, after the acquisition, the Fund would have invested more than 15% of its assets in illiquid investments that are assets. The Report concluded that the Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirements, as applicable, and that such provisions were implemented effectively during the Reporting Period.

In addition, the Report also referenced the ability of each Fund to effect in-kind redemptions to manage liquidity as needed and actual in-kind transactions pursuant to the Funds’ applicable policies and procedures effected during the Reporting Period. The Report further noted that the ETFs settle redemptions in-kind with authorized participants in the primary market.

During the Reporting Period, each of the Funds that is subject to the HLIM provisions of the Program qualified as a fund that primarily holds assets that are highly liquid investments and, therefore, no Fund was required to establish or comply with an HLIM as set forth in the Program.

On the basis of the review, the Report concluded that: (i) the Program remains reasonably designed to manage each Fund’s liquidity risk; (ii) the Program was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk during the Reporting Period; and (iii) each Fund was able to meet requests for redemption without significant dilution of remaining investors in the Fund during the Reporting Period.

46

BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

At the Board meeting held on December 14-15, 2021 (the “Meeting”), the Board of Directors of Dimensional Investment Group Inc. and the Board of Trustees of The DFA Investment Trust Company (together, the “Board”) considered the continuation of the investment management agreements (the “Management Agreements”) for each portfolio or series (collectively, the “Funds”) and the sub-advisory agreements for The DFA International Value Series. Dimensional Fund Advisors Ltd. and DFA Australia Limited serve as sub-advisors to The DFA International Value Series. (The investment management agreements and the sub-advisory agreements are referred to as the “Management Agreements,” and the Advisor and sub-advisors are referred to as the “Advisor.”).

Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Management Agreements. At a Board meeting held on October 29, 2021, the Board discussed the materials provided by the Advisor, the independent reports prepared by Access Data Inc. (the “Access Data Reports”), and issues related to the continuation of the Management Agreements. Also in advance of the Meeting, the Independent Board Members met with their independent counsel to discuss the materials and management provided additional materials to address and respond to questions that the Independent Board Members posed after their review and analysis of materials provided by the Advisor and the Access Data Reports.

At the Meeting, the Board considered a number of factors when considering the continuation of each Management Agreement for a Fund, including: (i) the nature, extent and quality of services provided by the Advisor to each Fund; (ii) the performance of each Fund and the Advisor; (iii) the fees and expenses borne by each Fund; (iv) the profitability realized by the Advisor from the relationship with each Fund; and (v) whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of the management fee charged.

When considering the nature and quality of the services provided by the Advisor to a Fund, the Board reviewed: (a) the scope and depth of the Advisor’s organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor’s global investment advisory capabilities. The Board evaluated the Advisor’s portfolio management process and discussed the unique features of the Advisor’s investment approach. The Board also considered the nature and character of non-investment advisory services provided by the Advisor, including administrative services. After analyzing the caliber of services provided by the Advisor to each Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to each Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

In considering the performance of each Fund, the Board analyzed the Access Data Reports, which compared the performance of each Fund with other funds in its respective peer group and investment category. The Board also reviewed the performance analysis prepared by the Advisor, which presented the performance of each Fund and its benchmark index, over multiple performance periods, along with the Advisor’s explanation of the performance. The Board concluded that the Advisor’s explanations provided a sound basis for understanding the comparative performance of the Funds. The Board determined, among other things, that after considering each Fund’s investment strategies and the expectations of its shareholder base, the performance of each Fund was reasonable as compared with relevant performance standards and appropriate market indexes.

When considering the fees and expenses borne by each Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Access Data Reports. The Board concluded that the effective management fees and total expenses of each Fund over various periods were favorable in relation to those of its peer funds, and that the management fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large.

The Board considered the profitability of each Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to each Fund. The Board considered the

47

BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

CONTINUED

profitability to the Advisor of managing and servicing the Funds and the Advisor’s unregistered clients, such as collective trusts, group trusts and separate accounts. Upon closely examining the Advisor’s profitability, the Board concluded, among other things, that it was reasonable and similar to the profitability reported in previous years.

The Board also discussed whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of management fees charged. For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of management fees charged were inapplicable to each Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.

After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Management Agreement for each Fund was in the best interests of the Fund and its shareholders.

48

DFA043022-008S 00274963

Semi-Annual Report

Six Months Ended: April 30, 2022 (Unaudited)

DIMENSIONAL INVESTMENT GROUP INC.

Emerging Markets Portfolio II

June 2022

Dear Shareholder,

The investment world is constantly evolving. In many ways, investors have benefited from an industry marked by new solutions, advancing technology, and increased personalization. Dimensional has been innovating on behalf of investors since 1981, using financial science to pursue higher expected returns in a flexible, diversified, low-cost manner.

A common thread in Dimensional’s history is the consistent, systematic application of financial theory and empirical research in managing strategies. We seek sensible ideas that we can implement well. In recent years, we have developed strategies in different product structures to give financial professionals more choices in how they integrate Dimensional Investing into client portfolios. In the first half of this year, for example, we broadened our suite of exchange-traded funds, launched a new fixed income mutual fund, and enhanced the investment management capabilities and services we provide clients.

On behalf of everyone at Dimensional, we thank you for entrusting us with your investments.

Sincerely,

David P. Butler	Gerard O’Reilly
CO-CHIEF EXECUTIVE OFFICER	CO-CHIEF EXECUTIVE OFFICER and
CHIEF INVESTMENT OFFICER

DIMENSIONAL INVESTMENT GROUP INC.

THE DFA INVESTMENT TRUST COMPANY

SEMI-ANNUAL REPORT

(Unaudited)

This report is submitted for the information of the Portfolio’s shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

i

DIMENSIONAL INVESTMENT GROUP INC.

THE DFA INVESTMENT TRUST COMPANY

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedule of Investments/Summary Schedule of Portfolio Holdings

Investment Abbreviations
ADR	American Depositary Receipt
SA	Special Assessment

Investment Footnotes
†	See Note B to Financial Statements.
»	Securities that have been fair value factored. See Note B to Financial Statements.
‡	Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. “Other Securities” are those securities that are not among the top 50 holdings in unaffiliated issuers of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.
*	Non-Income Producing Securities.
Ω	Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.
#	Total or Partial Securities on Loan.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.

Financial Highlights

(A)	Computed using average shares outstanding.
(B)	Non-Annualized
(C)	Represents the combined ratios for the respective Portfolio and its respective pro-rata share of its Master Fund.
(D)	Annualized

All Statements, Schedules and Notes to Financial Statements

—	Amounts designated as — are either zero or rounded to zero.
SEC	Securities and Exchange Commission

1

DIMENSIONAL INVESTMENT GROUP INC.

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

Six Months Ended April 30, 2022

EXPENSE TABLE

	Beginning Account Value 11/01/21	Ending Account Value 04/30/22	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
Emerging Markets Portfolio II (2)
Actual Fund Return	$1,000.00	$905.80	0.35%	$1.65
Hypothetical 5% Annual Return	$1,000.00	$1,023.06	0.35%	$1.76

(1)

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

(2)

The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the allocation of the Feeder Fund’s portion of the expenses of its Master Fund (Affiliated Investment Company).

2

DIMENSIONAL INVESTMENT GROUP INC.

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For Dimensional Investment Group Inc., this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. Dimensional Investment Group Inc. filed its most recent Form N-PORT with the SEC on March 29, 2022. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement.

The categories of industry classification for the Affiliated Investment Company are represented in its Disclosure of Portfolio Holdings, which is included elsewhere in the report. Refer to the Summary Schedule of Portfolio Holdings for the underlying Affiliated Investment Company’s holdings, which reflect the investments by category.

Affiliated Investment Company
Emerging Markets Portfolio II	100.0%

3

EMERGING MARKETS PORTFOLIO II

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The Emerging Markets Series of The DFA Investment Trust Company	$65,594,676

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES	$65,594,676

Summary of the Portfolio’s Master Fund’s investments as of April 30, 2022, based on their valuation inputs, is located in this report (See Security Valuation Note).

See accompanying Notes to Financial Statements.

4

DIMENSIONAL INVESTMENT GROUP INC.

STATEMENT OF ASSETS AND LIABILITIES

APRIL 30, 2022

(Unaudited)

(Amounts in thousands, except share and per share amounts)

Emerging Markets Portfolio II
ASSETS:
Investment in Affiliated Investment Company at Value	$65,595
Prepaid Expenses and Other Assets	7

Total Assets	65,602

LIABILITIES:
Payables:
Fund Shares Redeemed	1,384
Due to Advisor	8
Accrued Expenses and Other Liabilities	12

Total Liabilities	1,404

NET ASSETS	$64,198

SHARES OUTSTANDING, $0.01 PAR VALUE (1)	3,381,014

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$18.99

NET ASSETS CONSIST OF:
Paid-In Capital	$11,206
Total Distributable Earnings (Loss)	52,992

NET ASSETS	$64,198

(1) NUMBER OF SHARES AUTHORIZED	300,000,000

See accompanying Notes to Financial Statements.

5

DIMENSIONAL INVESTMENT GROUP INC.

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2022

(Unaudited)

(Amounts in thousands)

Emerging Markets Portfolio II*
Investment Income
Net Investment Income Allocated from Affiliated Investment Companies:
Dividends (Net of Foreign Taxes Withheld of $91)	$833
Income from Securities Lending	28
Expenses Allocated from Affiliated Investment Companies	(54)

Total Net Investment Income Allocated and/or Distributions Received from Affiliated Investment Companies	807

Fund Expenses
Investment Management Fees	93
Accounting & Transfer Agent Fees	2
Custodian Fees	1
Filing Fees	11
Shareholders’ Reports	6

Total Fund Expenses	113

Fees Waived, Expenses Reimbursed by Advisor (Note C)	37

Net Expenses	76

Net Investment Income (Loss)	731

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Transactions Allocated from Affiliated Investment Company**	3,549
Change in Unrealized Appreciation (Depreciation) of:
Transactions Allocated from Affiliated Investment Company	(11,160)

Net Realized and Unrealized Gain (Loss)	(7,611)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(6,880)

**	Net of foreign capital gain taxes withheld of $37.
*	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

6

DIMENSIONAL INVESTMENT GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Emerging Markets Portfolio II***
	Six Months Ended Apr 30, 2022	Year Ended Oct 31, 2021
	(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$731	$1,920
Net Realized Gain (Loss) on:
Transactions Allocated from Affiliated Investment Company*,**	3,549	10,569
Change in Unrealized Appreciation (Depreciation) of:
Transactions Allocated from Affiliated Investment Company	(11,160)	2,178

Net Increase (Decrease) in Net Assets Resulting from Operations	(6,880)	14,667

Distributions:
Institutional Class Shares	(12,768)	(8,261)
Capital Share Transactions (1):
Shares Issued	2,346	17,929
Shares Issued in Lieu of Cash Distributions	12,768	8,261
Shares Redeemed	(11,842)	(18,781)

Net Increase (Decrease) from Capital Share Transactions	3,272	7,409

Total Increase (Decrease) in Net Assets	(16,376)	13,815
Net Assets
Beginning of Period	80,574	66,759

End of Period	$64,198	$80,574

(1) Shares Issued and Redeemed:
Shares Issued	117	703
Shares Issued in Lieu of Cash Distributions	619	347
Shares Redeemed	(570)	(735)

Net Increase (Decrease) from Shares Issued and Redeemed	166	315

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2022 of $37.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2021 of $1.
***	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

7

DIMENSIONAL INVESTMENT GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Emerging Markets Portfolio II
	Six Months Ended Apr 30, 2022		Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017
	(Unaudited)
Net Asset Value, Beginning of Period	$25.06		$23.02	$25.30	$24.71	$28.65	$23.46

Income from Investment Operations (A)
Net Investment Income (Loss)	0.21		0.58	0.47	0.69	0.63	0.49
Net Gains (Losses) on Securities (Realized and Unrealized)	(2.25)		4.33	0.23	1.87	(4.01)	5.22

Total from Investment Operations	(2.04)		4.91	0.70	2.56	(3.38)	5.71

Less Distributions:
Net Investment Income	(0.70)		(0.45)	(0.98)	(0.73)	(0.56)	(0.52)
Net Realized Gains	(3.33)		(2.42)	(2.00)	(1.24)	—	—

Total Distributions	(4.03)		(2.87)	(2.98)	(1.97)	(0.56)	(0.52)

Net Asset Value, End of Period	$18.99		$25.06	$23.02	$25.30	$24.71	$28.65

Total Return	(9.42	%)(B)	21.99%	2.45%	11.14%	(12.03%)	25.04%

Net Assets, End of Period (thousands)	$64,198		$80,574	$66,759	$66,417	$62,862	$83,299
Ratio of Expenses to Average Net Assets (C)	0.35	%(D)	0.34%	0.36%	0.38%	0.34%	0.34%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor) (C)	0.45	%(D)	0.44%	0.46%	0.48%	0.44%	0.44%
Ratio of Net Investment Income to Average Net Assets	1.97	%(D)	2.28%	2.12%	2.79%	2.21%	1.95%

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

8

DIMENSIONAL INVESTMENT GROUP INC.

NOTES TO FINANCIAL STATEMENTS

(UNAUDITED)

A. Organization:

Dimensional Investment Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of eleven portfolios, one of which, Emerging Markets Portfolio II (the “Portfolio”), is presented in this report. The remaining portfolios are presented in separate reports. The Portfolio is an investment company, and accordingly, follows the accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Certification (“ASC”), Topic 946, “Financial Services-Investment Companies.”

The Portfolio invests substantially all of its assets in The Emerging Markets Series (the “Series”), a corresponding series of The DFA Investment Trust Company. As of April 30, 2022, the Portfolio owned 1% of the total outstanding shares of the Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

1. Security Valuation: The Portfolio uses a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The Portfolio’s investments reflect its proportionate interest in the net assets of the Series. These valuations are classified as Level 1 in the hierarchy.

A summary of the inputs used to value the Portfolio’s investments is disclosed previously in this note. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Deferred Compensation Plan: Each eligible Director of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/ Trustees’ Fees & Expenses.

9

The Directors may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the “Notice”) to defer the receipt of the Director’s deferred compensation until a date specified by such Director in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director’s first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date).

3. Other: The Portfolio recognizes its pro-rata share, on a daily basis, of net investment income and realized and unrealized gains and losses of investment securities and foreign currency from the Series, which is treated as a partnership for federal income tax purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. Expenses directly attributable to the Portfolio are directly charged. Common expenses of the Fund or the Portfolio are allocated using methods approved by the Board, generally based on average net assets.

C. Investment Advisor:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolio.

For the six months ended April 30, 2022, the Portfolio’s investment management fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.25% of the Portfolio’s average daily net assets. Pursuant to an Amended and Restated Fee Waiver Agreement (the “Fee Waiver Agreement”), the Advisor has contractually agreed to permanently waive all or a portion of the management fee of the Portfolio to the extent necessary to limit the total management fees paid to the Advisor by the Portfolio, including the proportionate share of the management fees the Portfolio pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in The DFA Short Term Investment Fund (the “Money Market Series”) to the rate listed below as a percentage of the average net assets of a class of the Portfolio on an annualized basis. The Fee Waiver Agreement will remain in effect permanently, unless terminated by the Fund.

During the six months ended April 30, 2022, the Portfolio had a total management fee limit based on a percentage of its average net assets on an annualized basis and waived fees (amount in thousands) as reflected below.

Institutional Class Shares	Total Management Fee Limit	Net Waived Fees
Emerging Markets Portfolio II	0.25%	$37

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the six months ended April 30, 2022, the total related amount paid by the Fund to the CCO was $9 (in thousands). The total related amount paid by the Portfolio is included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

As of April 30, 2022, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amount in thousands):

Emerging Markets Portfolio II	$3

10

E. Federal Income Taxes:

The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings, as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2021, can occur as a result of realized gains on securities considered to be “passive foreign investment companies,” non-deductible expenses, realized foreign capital gains tax, the use of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes, net foreign currency gains/losses, distributions received from real estate investment trusts and distribution redesignations, and were reclassified to the accounts mentioned above. These reclassifications had no effect on net assets or net asset value per share.

The tax character of dividends and distributions declared and paid during the years ended October 31, 2020, and October 31, 2021, were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Tax Exempt Income	Total
Emerging Markets Portfolio II
2020	$2,597	$5,297	—	$7,894
2021	1,294	6,967	—	8,261

As of October 31, 2021, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Unrealized Appreciation (Depreciation)	Total Net Distributable Earnings (Accumulated Losses)
Emerging Markets Portfolio II	$2,265	$10,227	$60,157	$72,649

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2021, the Portfolio did not have any capital loss carryforwards available to offset future realized capital gains.

During the year ended October 31, 2021, the Portfolio did not use capital loss carryforwards to offset realized capital gains for federal income tax purposes.

11

As of April 30, 2022, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Emerging Markets Portfolio II	$14,187	$52,108	—	$52,108

The difference between GAAP-basis and tax-basis unrealized gains (losses) can occur as a result of wash sales and net mark to market gains (losses) on regulated futures contracts, net mark-to-market gain/loss on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments.

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolio’s tax positions and has concluded that no additional provision for income tax is required in the Portfolio’s financial statements. The Portfolio is not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolio’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

F. Line of Credit:

The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 6, 2022, with its domestic custodian bank. A line of credit with similar terms was in effect through April 6, 2022. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 5, 2023.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 2, 2022. A line of credit with similar terms was in effect through January 1, 2022. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit agreement expires on January 1, 2023.

There were no borrowings by the Portfolio under the lines of credit during the six months ended April 30, 2022.

G. Indemnitees; Contractual Obligations:

Under the Fund’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

12

H. Recently Issued Accounting Standards and Regulations:

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the Portfolio’s financial statements.

In October 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies. Rule 18f-4 (the “Derivatives Rule”) imposes limits on the amount of derivatives contracts the Portfolio could enter, eliminate the asset segregation framework currently used by the Portfolio to comply with Section 18 of the 1940 Act, and require funds whose use of derivatives is more than a limited specified exposure to establish and maintain a derivatives risk management program and appoint a derivatives risk manager. The Derivatives Rule became effective February 19, 2021 and the Portfolio is required to comply on August 19, 2022. Management is currently evaluating the effect, if any, the Derivatives Rule will have on the Portfolio.

On December 3, 2020, the SEC adopted new rule 2a-5 (the “Valuation Rule”) under the Investment Company Act of 1940, establishing an updated regulatory framework for fund valuation. The Valuation Rule, in part, provides a framework for good faith fair value determination and permits a Board to designate fair value determinations to a fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Valuation Rule became effective on March 8, 2021, with a compliance date of September 8, 2022. Management is currently evaluating the Valuation Rule and its effect on the Portfolio.

I. Russia and Ukraine Conflict:

As a result of the conflict between Russia and Ukraine that began in February 2022, economic sanctions have been placed on Russia and certain of its citizens. It is uncertain how long the conflict, economic sanctions, and any resulting effect on global markets will continue. Management is currently evaluating the effect of these developments on the Portfolio.

J. Other:

As of April 30, 2022, one shareholder held 100% of the outstanding shares of the Portfolio. The one shareholder is an omnibus account, which typically holds shares for the benefit of several other underlying investors.

The Portfolio is subject to claims and suits that arise from time to time in the ordinary course of business (for example, claw back litigation against former shareholders of portfolio companies that filed for bankruptcy, such as the now ended litigation involving The Tribune Company and the ongoing litigation involving Nine West). Although management currently believes that resolving claims against the Portfolio, individually or in aggregate, will not have a material adverse impact on the Portfolio’s financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

K. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Portfolio through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

13

RESULTS OF THE SHAREHOLDER MEETING

On December 29, 2021, Dimensional Investment Group Inc. (“DIG”) held a Special Joint Meeting of Shareholders for the purpose of considering and voting upon the election of Directors. Directors were elected by the shareholders of all series of DIG, including the Portfolio. The results of the voting were as follows:

DIG

Proposal: Election of Directors*

	For Vote	Withhold Vote	Total Vote	% For Vote	% Withhold Vote	% Total Vote
1. Reena Aggarwal	670,675,676	4,853,187	675,528,863	99.28%	0.72%	100.00%
2. David P. Butler	670,412,079	5,116,784	675,528,863	99.24%	0.76%	100.00%
3. George M Constantinides	667,473,344	8,055,519	675,528,863	98.81%	1.19%	100.00%
4. Douglas W. Diamond	670,102,186	5,426,677	675,528,863	99.20%	0.80%	100.00%
5. Darrell Duffie	670,307,396	5,221,467	675,528,863	99.23%	0.77%	100.00%
6. Francis A. Longstaff	670,676,753	4,852,110	675,528,863	99.28%	0.72%	100.00%
7. Gerard K. O’Reilly	670,543,896	4,984,967	675,528,863	99.26%	0.74%	100.00%
8. Abbie J. Smith	668,026,571	7,502,292	675,528,863	98.89%	1.11%	100.00%
9. Heather E. Tookes	670,812,115	4,716,748	675,528,863	99.30%	0.70%	100.00%
10. Ingrid M. Werner	671,092,724	4,436,139	675,528,863	99.34%	0.66%	100.00%

* Results are for all series within DIG

THE DFA INVESTMENT TRUST COMPANY

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

	Six Months Ended April 30, 2022
EXPENSE TABLE
	Beginning Account Value 11/01/21	Ending Account Value 04/30/22	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
The Emerging Markets Series
Actual Fund Return	$1,000.00	$906.80	0.15%	$0.71
Hypothetical 5% Annual Return	$1,000.00	$1,024.05	0.15%	$0.75

(1)

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

15

THE DFA INVESTMENT TRUST COMPANY

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For The DFA Investment Trust Company, this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-PORT with the SEC on March 29, 2022. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

SEC regulations permit a fund to include in its reports to shareholders a “Summary Schedule of Portfolio Holdings” in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund’s 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund’s net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

INTERNATIONAL EQUITY PORTFOLIO

The Emerging Markets Series
Communication Services	9.4%
Consumer Discretionary	10.2%
Consumer Staples	6.4%
Energy	5.0%
Financials	21.1%
Health Care	3.5%
Industrials	7.2%
Information Technology	19.6%
Materials	12.3%
Real Estate	2.4%
Utilities	2.9%

100.0%

16

THE EMERGING MARKETS SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2022

(Unaudited)

		Shares	Value»	Percentage of Net Assets‡
	COMMON STOCKS — (97.8%)
	BRAZIL — (4.0%)
	Petroleo Brasileiro SA	2,733,556	$18,489,287	0.4%
	Petroleo Brasileiro SA, Sponsored ADR	1,074,998	13,190,226	0.3%
	Vale SA	2,635,313	44,396,724	0.9%
	Other Securities		126,817,759	2.4%

	TOTAL BRAZIL		202,893,996	4.0%

	CHILE — (0.5%)
	Other Securities		25,679,318	0.5%

	CHINA — (26.6%)
*	Alibaba Group Holding Ltd.	714,100	8,710,362	0.2%
*	Alibaba Group Holding Ltd., Sponsored ADR	854,378	82,951,560	1.7%
	Bank of China Ltd., Class H	43,912,181	17,230,369	0.4%
	China Construction Bank Corp., Class H	57,039,590	40,634,947	0.8%
	China Merchants Bank Co. Ltd., Class H	2,789,554	16,813,324	0.4%
	China National Building Material Co. Ltd., Class H	10,930,000	14,545,771	0.3%
	China Overseas Land & Investment Ltd.	5,735,000	17,717,008	0.4%
	China Resources Land Ltd.	4,798,666	21,431,862	0.4%
	Industrial & Commercial Bank of China Ltd., Class H	30,774,185	18,550,872	0.4%
*	JD.com, Inc., Class A	426,721	13,304,536	0.3%
	Kweichow Moutai Co. Ltd., Class A	55,993	15,503,206	0.3%
*Ω	Meituan, Class B	1,133,000	24,276,106	0.5%
	NetEase, Inc., ADR	193,704	18,465,802	0.4%
	Ping An Insurance Group Co. of China Ltd., Class H	4,860,000	30,718,665	0.6%
	Tencent Holdings Ltd.	3,556,400	167,594,942	3.3%
*Ω	Xiaomi Corp., Class B	14,646,400	22,296,774	0.5%
	Yum China Holdings, Inc.	486,087	20,318,437	0.4%
	Other Securities		797,037,905	15.5%

	TOTAL CHINA		1,348,102,448	26.8%

	COLOMBIA — (0.2%)
	Other Securities		9,540,573	0.2%

	CZECH REPUBLIC — (0.2%)
	Other Securities		8,864,572	0.2%

	EGYPT — (0.1%)
	Other Securities		2,338,710	0.1%

	GREECE — (0.3%)
	Other Securities		15,140,198	0.3%

	HONG KONG — (0.0%)
	Other Security		14,571	0.0%

	HUNGARY — (0.3%)
	Other Securities		13,143,473	0.3%

	INDIA — (15.3%)
*	Axis Bank Ltd.	1,712,310	16,172,175	0.3%

17

THE EMERGING MARKETS SERIES

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
INDIA — (Continued)
* Bharti Airtel Ltd.	1,493,167	$14,340,095	0.3%
HDFC Bank Ltd.	1,512,827	27,070,773	0.5%
Hindalco Industries Ltd.	2,222,008	13,855,144	0.3%
Hindustan Unilever Ltd.	489,606	14,289,465	0.3%
Housing Development Finance Corp. Ltd.	698,934	20,141,183	0.4%
ICICI Bank Ltd.	1,390,129	13,358,901	0.3%
Infosys Ltd.	1,779,532	36,076,450	0.7%
JSW Steel Ltd.	1,441,825	13,553,598	0.3%
Reliance Industries Ltd.	1,478,942	53,767,136	1.1%
Tata Consultancy Services Ltd.	572,990	26,417,833	0.5%
Tata Steel Ltd.	1,167,525	19,153,937	0.4%
Other Securities		506,478,615	10.0%

TOTAL INDIA		774,675,305	15.4%

INDONESIA — (2.1%)
Bank Central Asia Tbk PT	32,282,500	18,106,338	0.4%
Other Securities		88,915,461	1.7%

TOTAL INDONESIA		107,021,799	2.1%

MALAYSIA — (1.6%)
Other Securities		82,584,296	1.6%

MEXICO — (2.2%)
America Movil SAB de CV	20,743,100	20,228,245	0.4%
Other Securities		91,591,195	1.8%

TOTAL MEXICO		111,819,440	2.2%

PERU — (0.1%)
Other Securities		6,540,713	0.1%

PHILIPPINES — (0.8%)
Other Securities		40,313,538	0.8%

POLAND — (0.7%)
Other Securities		36,712,092	0.7%

QATAR — (0.9%)
Qatar National Bank QPSC	2,466,222	15,729,544	0.3%
Other Securities		28,264,369	0.6%

TOTAL QATAR		43,993,913	0.9%

SAUDI ARABIA — (4.4%)
Al Rajhi Bank	678,193	31,770,718	0.6%
Saudi Basic Industries Corp.	442,004	15,311,750	0.3%
Saudi National Bank	1,091,357	22,874,637	0.5%
Other Securities		155,464,779	3.1%

TOTAL SAUDI ARABIA		225,421,884	4.5%

SOUTH AFRICA — (4.0%)
MTN Group Ltd.	2,050,540	21,748,016	0.4%
#* Sasol Ltd., Sponsored ADR	620,870	15,062,306	0.3%

18

THE EMERGING MARKETS SERIES

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SOUTH AFRICA — (Continued)
Other Securities		$166,602,055	3.4%

TOTAL SOUTH AFRICA		203,412,377	4.1%

SOUTH KOREA — (12.5%)
LG Electronics, Inc.	157,679	14,280,524	0.3%
Samsung Electronics Co. Ltd.	3,140,501	167,368,431	3.3%
SK Hynix, Inc.	372,004	32,598,002	0.7%
Other Securities		419,157,540	8.3%

TOTAL SOUTH KOREA		633,404,497	12.6%

TAIWAN — (17.1%)
# China Steel Corp.	11,906,932	14,423,692	0.3%
CTBC Financial Holding Co. Ltd.	16,703,175	16,429,559	0.3%
# Delta Electronics, Inc.	1,704,486	14,228,342	0.3%
Hon Hai Precision Industry Co. Ltd.	5,794,322	19,851,806	0.4%
MediaTek, Inc.	799,995	22,054,245	0.4%
Taiwan Semiconductor Manufacturing Co. Ltd.	12,971,808	234,564,591	4.7%
# United Microelectronics Corp.	9,015,000	14,321,128	0.3%
Other Securities		530,794,407	10.5%

TOTAL TAIWAN		866,667,770	17.2%

THAILAND — (2.2%)
Other Securities		113,693,619	2.3%

TURKEY — (0.5%)
Other Securities		26,342,292	0.5%

UNITED ARAB EMIRATES — (1.2%)
Emirates Telecommunications Group Co. PJSC	1,557,870	14,900,654	0.3%
Other Securities		47,434,127	0.9%

TOTAL UNITED ARAB EMIRATES		62,334,781	1.2%

UNITED STATES — (0.0%)
Other Security		1,602,896	0.0%

TOTAL COMMON STOCKS		4,962,259,071	98.6%

PREFERRED STOCKS — (0.9%)
BRAZIL — (0.9%)
Other Securities		44,163,030	0.9%

CHILE — (0.0%)
Other Security		887,137	0.0%

COLOMBIA — (0.0%)
Other Securities		1,840,599	0.0%

SOUTH KOREA — (0.0%)
Other Security		84,571	0.0%

19

THE EMERGING MARKETS SERIES

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
TAIWAN — (0.0%)
Other Security		$359,906	0.0%

TOTAL PREFERRED STOCKS		47,335,243	0.9%

RIGHTS/WARRANTS — (0.0%)
PHILIPPINES — (0.0%)
Other Security		95	0.0%

SOUTH KOREA — (0.0%)
Other Security		22,707	0.0%

THAILAND — (0.0%)
Other Securities		2,573	0.0%

TOTAL RIGHTS/WARRANTS		25,375	0.0%

TOTAL INVESTMENT SECURITIES (Cost $3,183,282,795)		5,009,619,689

		Value†
SECURITIES LENDING COLLATERAL — (1.3%)
@§ The DFA Short Term Investment Fund	5,810,913	67,214,830	1.4%

TOTAL INVESTMENTS—(100.0%) (Cost $3,250,497,307)		$5,076,834,519	100.9%

As of April 30, 2022, The Emerging Markets Series had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
E-Mini MSCI Emerging Markets Index	650	06/17/22	$34,172,679	$34,365,500	$192,821

Total Futures Contracts			$34,172,679	$34,365,500	$192,821

Summary of the Series’ investments as of April 30, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$202,893,996	—	—	$202,893,996
Chile	12,779,847	$12,899,471	—	25,679,318
China	206,663,795	1,140,791,590	$647,063	1,348,102,448
Colombia	9,540,573	—	—	9,540,573
Czech Republic	—	8,864,572	—	8,864,572
Egypt	2,305	2,336,405	—	2,338,710
Greece	—	15,128,218	11,980	15,140,198
Hong Kong	—	14,571	—	14,571
Hungary	—	13,143,473	—	13,143,473
India	28,925,610	745,749,695	—	774,675,305

20

THE EMERGING MARKETS SERIES

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Indonesia	—	$107,021,799	—		$107,021,799
Malaysia	—	82,584,296	—		82,584,296
Mexico	$111,819,440	—	—		111,819,440
Peru	6,540,713	—	—		6,540,713
Philippines	1,235,319	39,078,219	—		40,313,538
Poland	—	36,712,092	—		36,712,092
Qatar	—	43,993,913	—		43,993,913
Saudi Arabia	—	225,421,884	—		225,421,884
South Africa	38,626,435	164,785,942	—		203,412,377
South Korea	7,069,964	626,334,533	—		633,404,497
Taiwan	5,666,386	860,994,345	$7,039		866,667,770
Thailand	111,360,962	2,332,657	—		113,693,619
Turkey	851,217	25,491,075	—		26,342,292
United Arab Emirates	—	62,334,781	—		62,334,781
United States	1,602,896	—	—		1,602,896
Preferred Stocks
Brazil	44,163,030	—	—		44,163,030
Chile	—	887,137	—		887,137
Colombia	1,840,599	—	—		1,840,599
South Korea	—	84,571	—		84,571
Taiwan	—	359,906	—		359,906
Rights/Warrants
Philippines	—	95	—		95
South Korea	—	22,707	—		22,707
Thailand	—	2,573	—		2,573
Securities Lending Collateral	—	67,214,830	—		67,214,830
Futures Contracts**	192,821	—	—		192,821

TOTAL	$791,775,908	$4,284,585,350	$666,082	^	$5,077,027,340

**	Valued at the unrealized appreciation/(depreciation) on the investment.

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

21

THE DFA INVESTMENT TRUST COMPANY

STATEMENT OF ASSETS AND LIABILITIES

APRIL 30, 2022

(Unaudited)

(Amounts in thousands)

The Emerging Markets Series*
ASSETS:
Investment Securities at Value (including $207,756 of securities on loan, respectively)	$5,009,620
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $67,215)	67,215
Segregated Cash for Futures Contracts	2,049
Foreign Currencies at Value	2,842
Receivables:
Investment Securities Sold	176,175
Dividends, Interest and Tax Reclaims	12,110
Securities Lending Income	344
Futures Margin Variation	153
Unrealized Gain on Foreign Currency Contracts	4
Prepaid Expenses and Other Assets	7

Total Assets	5,270,519

LIABILITIES:
Payables:
Due to Custodian	236
Upon Return of Securities Loaned	67,263
Due to Advisor	446
Line of Credit	126,203
Unrealized Loss on Foreign Currency Contracts	247
Deferred Taxes Payable	41,978
Accrued Expenses and Other Liabilities	1,137

Total Liabilities	237,510

NET ASSETS	$5,033,009

Investment Securities at Cost	$3,183,282

Foreign Currencies at Cost	$2,827

*	See Note J in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

22

THE DFA INVESTMENT TRUST COMPANY

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2022

(Unaudited)

(Amounts in thousands)

The Emerging Markets Series#
Investment Income
Dividends (Net of Foreign Taxes Withheld of $7,128)	$65,470
Income from Securities Lending	2,201

Total Investment Income	67,671

Expenses
Investment Management Fees	2,912
Accounting & Transfer Agent Fees	10
Custodian Fees	1,150
Shareholders’ Reports	8
Directors’/Trustees’ Fees & Expenses	(25)
Professional Fees	64
Other	120

Total Expenses	4,239

Fees Paid Indirectly (Note C)	(2)

Net Expenses	4,241

Net Investment Income (Loss)	63,430

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	135,520
Affiliated Investment Companies Shares Sold	(22)
Futures	(10,174)
Foreign Currency Transactions	565
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(750,276)
Affiliated Investment Companies Shares	(13)
Futures	1,145
Translation of Foreign Currency-Denominated Amounts	(106)

Net Realized and Unrealized Gain (Loss)	(623,361)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(559,931)

**	Net of foreign capital gain taxes withheld of $2,919.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

23

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	The Emerging Markets Series
	Six Months Ended Apr 30, 2022	Year Ended Oct 31, 2021
	(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$63,430	$157,220
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	135,520	399,802
Affiliated Investment Companies Shares Sold	(22)	—
Futures	(10,174)	13,167
Foreign Currency Transactions.	565	(3,699)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(750,276)	694,801
Affiliated Investment Companies Shares	(13)	(10)
Futures	1,145	(990)
Translation of Foreign Currency-Denominated Amounts	(106)	(9)

Net Increase (Decrease) in Net Assets Resulting from Operations	(559,931)	1,260,282

Transactions in Interest:
Contributions	198,611	553,796
Withdrawals	(915,001)	(1,229,073)

Net Increase (Decrease) from Transactions in Interest	(716,390)	(675,277)

Total Increase (Decrease) in Net Assets	(1,276,321)	585,005
Net Assets
Beginning of Period	6,309,330	5,724,325

End of Period	$5,033,009	$6,309,330

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2022 of $2,919.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2021 of $50.

See accompanying Notes to Financial Statements.

24

THE DFA INVESTMENT TRUST COMPANY

FINANCIAL HIGHLIGHTS

	The Emerging Markets Series
	Six Months Ended Apr 30, 2022		Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017
	(Unaudited)
Total Return	(9.32	%)(B)	22.22%	2.67%	11.40%	(11.83%)	25.26%

Net Assets, End of Period (thousands)	$5,033,009		$6,309,330	$5,724,325	$6,034,162	$5,469,649	$6,723,207
Ratio of Expenses to Average Net Assets	0.15	%(D)	0.15%	0.13%	0.14%	0.14%	0.15%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	0.15	%(D)	0.15%	0.14%	0.15%	0.14%	0.15%
Ratio of Net Investment Income to Average Net Assets	2.18	%(D)	2.42%	2.38%	3.04%	2.40%	2.23%
Portfolio Turnover Rate	3	%(B)	19%	22%	9%	12%	8%

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

25

THE DFA INVESTMENT TRUST COMPANY

NOTES TO FINANCIAL STATEMENTS

(UNAUDITED)

A. Organization:

The DFA Investment Trust Company (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of ten portfolios, one of which, The Emerging Markets Series (the “Series”), is presented in this section of the report. The remaining portfolios are presented in separate reports. The Series is an investment company, and accordingly, follows the accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Certification (“ASC”) Topic 946, “Financial Services-Investment Companies.”

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

1. Security Valuation: The Series uses a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments)

Securities held by the Series, including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Series that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Series values the securities within the range of the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Trustees of the Trust. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Series is calculated. When fair value pricing is used, the prices of securities used by the Series may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.

The Series will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time at which the net asset

26

value of the Series is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the pricing of the Series’ shares at the close of the NYSE, the Series will fair value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Series’ foreign investments since the last calculated closing prices of the foreign investments on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Trust has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Series uses data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When the Series uses fair value pricing, the values assigned to the foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

A summary of the inputs used to value the Series’ investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables are included at the end of the Summary Schedule of Portfolio Holdings. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Foreign Currency Translation: Securities and other assets and liabilities of the Series, whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and ask prices for the U.S. dollar as quoted by generally recognized reliable sources. To facilitate this translation, the Series enters into foreign currency contracts. A foreign currency contract is a spot agreement between two parties to buy and sell currencies at current market exchange rates, for settlement generally within two business days. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

The Series does not isolate the effect of foreign currency rate fluctuations when determining the realized gain or loss upon the sale or maturity of foreign currency-denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for income tax reporting purposes.

Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the Series and the U.S. dollar equivalent amounts actually received or paid.

3. Deferred Compensation Plan: Each eligible Trustee of the Trust may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/Trustees’ Fees & Expenses.

The Trustees may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Trustee shall have the right in a notice of election (the “Notice”) to defer the receipt of the Trustee’s deferred compensation until a date specified by such Trustee in the Notice. The date may not be sooner than the earlier of: (i)

27

the first business day of January following the year in which such Trustee ceases to be a member of the Board of Trustees of the Trust; and (ii) five years following the effective date of the Trustee’s first deferral election. If a Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Trustee’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Trustee ceases to be a member of the Board (unless the Trustee files an amended Notice selecting a different distribution date).

4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Series estimates the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities, using the effective interest method. Expenses directly attributable to the Series are directly charged. Common expenses of the Trust or Series are allocated using methods approved by the Board of Trustees generally based on average net assets.

The Series may be subject to taxes imposed by countries in which it invests with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Series accrues such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. Additionally, if there is a deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The Series is subject to tax on short-term and long-term capital gains for investments in India. Such taxes are accrued on a daily basis and due upon sale of individual securities.

C. Investment Advisor:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Series. For the six months ended April 30, 2022, investment management fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.10% of average daily net assets for the Series.

Earned Income Credit:

Additionally, the Series has entered into arrangements with its custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of its custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of the Series’ net assets. During the six months ended April 30, 2022, expenses reduced were as follows (amount in thousands):

Fees Paid Indirectly
The Emerging Markets Series	$(2)

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Trustees of the Advisor are also Officers and Trustees of the Trust; however, such Officers and Trustees (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Trust. For the six months ended April 30, 2022, the total related amount paid by the Trust to the CCO was $9 (in thousands). The total related amount paid by the Series is included in Other Expenses on the Statement of Operations.

28

D. Deferred Compensation:

As of April 30, 2022, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amount in thousands):

The Emerging Markets Series	$84

E. Purchases and Sales of Securities:

For the six months ended April 30, 2022, the Series’ transactions related to investment securities, other than short-term securities, in-kind redemptions and U.S. Government securities (amounts in thousands), were as follows:

	Other Investment Securities
	Purchases	Sales
The Emerging Markets Series	$188,976	$861,826

There were no purchases or sales of long-term U.S. government securities.

For the six months ended April 30, 2022, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.

The amounts presented below may differ from the respective amounts presented in the corresponding Summary Schedule of Portfolio Holdings, Statement of Assets and Liabilities or Statement of Operations due to rounding. The amounts are as follows (amounts in thousands):

	Balance at October 31, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at April 30, 2022	Shares as of April 30, 2022	Dividend Income	Capital Gain Distributions
The Emerging Markets Series
The DFA Short Term Investment Fund	$107,885	$300,429	$341,064	$(22)	$(13)	$67,215	5,811	$71	—

Total	$107,885	$300,429	$341,064	$(22)	$(13)	$67,215	5,811	$71	—

F. Federal Income Taxes:

No provision for federal income taxes is required since the Series is treated as a partnership for federal income tax purposes. Any net investment income and realized and unrealized gains and losses have been deemed to have been “passed down” to its partners.

As of April 30, 2022, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
The Emerging Markets Series	$3,279,643	$2,242,706	$(416,662)	$1,826,044

The difference between GAAP-basis and tax-basis unrealized gains (losses) can occur as a result of wash sales and net mark to market gains (losses) on regulated futures contracts, net mark-to-market gain/loss on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments.

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Series’ tax positions and has concluded that no additional provision for income tax is required in the Series’

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financial statements. The Series is not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Series’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Financial Instruments:

In accordance with the Series’ investment objective and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of securities held by the Series may be inhibited.

Derivative Financial Instruments:

Summarized below are the specific types of derivative instruments used by the Series.

2. Futures Contracts: The Series may purchase or sell futures contracts and options on futures contracts for equity securities and indices to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Series. Upon entering into a futures contract, the Series deposits cash or pledges U.S. government securities to a broker in an amount equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss, which is presented in the Statement of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. Entering into stock index futures subjects the Series to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

Securities have been segregated as collateral for open futures contracts.

The average volume (based on the open positions at each fiscal month-end) of derivative activity for the six months ended April 30, 2022 was as follows (amount in thousands):

Futures*
The Emerging Markets Series	$33,723

*	Average Notional Value of futures contracts

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The following is a summary of the Series’ derivative instrument holdings categorized by primary risk exposure as of April 30, 2022 (amounts in thousands):

	Asset Derivatives Value
	Total Value at April 30, 2022	Equity Contracts *,(1)
The Emerging Markets Series	$193	$193

(1)	Presented on Statement of Assets and Liabilities as Receivables or Payables: Futures Margin Variation.

*	Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s margin variation is reported within the Statement of Assets and Liabilities.

The following is a summary of the realized and change in unrealized gains and losses from the Series’ derivative instrument holdings categorized by primary risk exposure for the six months ended April 30, 2022 (amounts in thousands):

	Realized Gain (Loss) on Derivatives
	Total	Equity Contracts (1)
The Emerging Markets Series	$(10,174)	$(10,174)

	Change in Unrealized Appreciation (Depreciation) on Derivatives
	Total	Equity Contracts (2)
The Emerging Markets Series	$1,145	$1,145

(1)	Presented on Statement of Operations as Net Realized Gain (Loss) on: Futures.

(2)	Presented on Statement of Operations as Change in Unrealized Appreciation (Depreciation) of: Futures.

H. Line of Credit and Interfund Lending Program:

The Trust, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 6, 2022, with its domestic custodian bank. A line of credit with similar terms was in effect through April 6, 2022. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 5, 2023.

The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 2, 2022. A line of credit with similar terms was in effect through January 1, 2022. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the

31

line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit agreement expires on January 1, 2023.

For the six months ended April 30, 2022, borrowings by the Series under the lines of credit were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding*	Interest Expense Incurred	Maximum Amount Borrowed During the Period	Outstanding Borrowings as of 04/30/2022
The Emerging Markets Series	0.83%	$8,887	10	$2	$16,316	—

*	Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2022, that the Series’ available line of credit was used.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Series may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. lnterfund loans have a maximum duration of seven days and may be called on one business day’s notice.

For the six months ended April 30, 2022, activity by the Series under the interfund lending program was as follows (amounts in thousands, except percentages and days):

	Borrower or Lender	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding*	Interest Expense/ Income	Maximum Amount Borrowed/Loaned During the Period	Outstanding Borrowings as of 04/30/2022
The Emerging Markets Series	Borrower	0.69%	$132,838	4	$10	$147,127	$126,198

*	Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2022 that the Series utilized the interfund lending program.

I. Affiliated Trades:

Cross trades for the six months ended April 30, 2022, if any, were executed by the Series pursuant to procedures adopted by the Board of Trustees of the Trust to ensure compliance with Rule 17a-7 under the Investment Company Act of 1940 (the “1940 Act”). Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common Officers. At its regularly scheduled meetings, the CCO certifies to the Board that the 17a-7 transactions entered into by the Series complied with the Rule 17a-7 Procedures adopted by the Board of Trustees of the Trust.

For the six months ended April 30, 2022, cross trades by the Series under Rule 17a-7 were as follows (amounts in thousands):

Series	Purchases	Sales	Realized Gain (Loss)
The Emerging Markets Series	$496	$1,813	$316

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J. Securities Lending:

As of April 30, 2022, the Series had securities on loan to brokers/dealers, for which the Series received cash collateral. Additionally, the Series received non-cash collateral consisting of short- and/or long-term U.S. Treasuries and U.S. government agency securities as follows (amount in thousands):

Non-Cash Collateral Market Value
The Emerging Markets Series	$151,366

The Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Series’ collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Series could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

Subject to its stated investment policies, the Series will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the “Money Market Series”), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. The Series also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, the Series will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

33

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2022 (amounts in thousands):

	Remaining Contractual Maturity of the Agreements As of April 30, 2022
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
The Emerging Markets Series
Common Stocks	$67,263	—	—	—	$67,263

K. Indemnitees; Contractual Obligations:

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust.

In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

L. Recently Issued Accounting Standards and Regulations:

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the Series’ financial statements.

In October 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies. Rule 18f-4 (the “Derivatives Rule”) imposes limits on the amount of derivatives contracts the Series could enter, eliminate the asset segregation framework currently used by the Series to comply with Section 18 of the 1940 Act, and require funds whose use of derivatives is more than a limited specified exposure to establish and maintain a derivatives risk management program and appoint a derivatives risk manager. The Derivatives Rule became effective February 19, 2021 and the Series is required to comply on August 19, 2022. Management is currently evaluating the effect, if any, the Derivatives Rule will have on the Series.

On December 3, 2020, the SEC adopted new Rule 2a-5 (the “Valuation Rule”) under the Investment Company Act of 1940, establishing an updated regulatory framework for fund valuation. The Valuation Rule, in part, provides a framework for good faith fair value determination and permits a Board to designate fair value determinations to a fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Valuation Rule became effective on March 8, 2021, with a compliance date of September 8, 2022. Management is currently evaluating the Valuation Rule and its effect on the Series.

M. Russia and Ukraine Conflict:

As a result of the conflict between Russia and Ukraine that began in February 2022, economic sanctions have been placed on Russia and certain of its citizens. It is uncertain how long the conflict, economic sanctions, and any resulting effect on global markets will continue. Management is currently evaluating the effect of these developments on the Series.

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N. Other:

The Series and the Trust are subject to claims and suits that arise from time to time in the ordinary course of business (for example, claw back litigation against former shareholders of portfolio companies that filed for bankruptcy, such as the now ended litigation involving The Tribune Company and the ongoing litigation Nine West). Although management currently believes that resolving claims against the Series and the Trust, individually or in aggregate, will not have a material adverse impact on the Series’ and the Trust’s financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

O. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Series through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

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RESULTS OF THE SHAREHOLDER MEETING

On December 29, 2021, The DFA Investment Trust Company (“DFAITC”) held a Special Joint Meeting of Shareholders for the purpose of considering and voting upon the election of Trustees. Trustees were elected by the shareholders of all series of DFAITC, including the Series. The results of the voting were as follows:

DFAITC

Proposal: Election of Trustees*

	For Vote	Withhold Vote	Total Vote	% For Vote	% Withhold Vote	% Total Vote
1. Reena Aggarwal	1,338,053,388	7,752,954	1,345,806,342	99.42%	0.58%	100.00%
2. David P. Butler	1,310,184,308	35,622,034	1,345,806,342	97.35%	2.65%	100.00%
3. George M Constantinides	1,293,129,780	52,676,562	1,345,806,342	96.09%	3.91%	100.00%
4. Douglas W. Diamond	1,309,663,859	36,142,483	1,345,806,342	97.31%	2.69%	100.00%
5. Darrell Duffie	1,310,016,601	35,789,741	1,345,806,342	97.34%	2.66%	100.00%
6. Francis A. Longstaff	1,338,492,235	7,314,108	1,345,806,342	99.46%	0.54%	100.00%
7. Gerard K. O’Reilly	1,310,259,985	35,546,357	1,345,806,342	97.36%	2.64%	100.00%
8. Abbie J. Smith	1,294,152,136	51,654,207	1,345,806,342	96.16%	3.84%	100.00%
9. Heather E. Tookes	1,338,526,033	7,280,309	1,345,806,342	99.46%	0.54%	100.00%
10. Ingrid M. Werner	1,310,401,509	35,404,834	1,345,806,342	97.37%	2.63%	100.00%

* Results are for all series within DFAITC

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available (1) without charge, upon request, by calling collect: (512) 306-7400; (2) from the Advisor’s website at http://us.dimensional.com; and (3) on the SEC’s website at http://www.sec.gov. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC’s website at http://www.sec.gov and from the Advisor’s website at http://us.dimensional.com/about-us/investment-stewardship and reflects the twelve-month period beginning July 1st and ending June 30th.

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STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM

Each series/portfolio of DFA Investment Dimensions Group Inc., Dimensional Investment Group Inc., Dimensional Emerging Markets Value Fund, Dimensional ETF Trust and The DFA Investment Trust Company, except for The DFA Short Term Investment Fund (each, a “Fund”), has adopted and implemented a written liquidity risk management program (the “Program”) pursuant to Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The Program includes policies and procedures reasonably designed to assess and manage each Fund’s liquidity risk (which is defined as the “risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund”) and to comply with the requirements of the Liquidity Rule, including with respect to: (i) assessment, management and periodic review of liquidity risk; (ii) classification of portfolio holdings; (iii) establishment of a highly liquid investment minimum (“HLIM”), as applicable; (iv) illiquid investments; and (v) redemptions in-kind.

Each Fund’s Board of Directors/Trustees (collectively, the “Board”) previously approved the designation of the Liquidity Risk Management Committee of Dimensional Fund Advisors LP, each Fund’s investment advisor, to serve as administrator of the Program (the “Program Administrator”). The Program Administrator oversees the monitoring of liquidity and liquidity risk for each Fund on an ongoing basis.

At a meeting of the Board held on March 24-25, 2022, the Program Administrator provided its annual written report (the “Report”) to the Board addressing the operation of the Program and assessing its adequacy and effectiveness of implementation and any material changes to the Program for the period from January 1, 2021 through December 31, 2021 (the “Reporting Period”).

The Program Administrator conducted an annual review of each Fund’s liquidity risk in accordance with the requirements of the Liquidity Rule, taking into account the following factors enumerated in the Liquidity Rule and identified in the Program, as applicable:

1) Each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions, including: (i) whether the Fund’s investment strategy is appropriate for an open-end fund; (ii) the extent to which the Fund’s strategy involves a relatively concentrated portfolio or large positions in particular issuers; (iii) the Fund’s use of borrowings for investment purposes; and (iv) the Fund’s use of derivatives;

2) Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions;

3) Holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources; and

4) For the series of the Dimensional ETF Trust that operate as exchange-traded funds (“ETFs”), in addition to the factors above: (i) the relationship between the ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including, the efficiency of the arbitrage function and the level of active participation by market participants (including authorized participants); and (ii) the effect of the composition of baskets on the overall liquidity of the ETF’s portfolio.

Based on the information considered, which included a review of notable liquidity matters that arose during the Reporting Period such as the impacts of extended market holidays and the transition away from the London Inter-Bank Offered Rate on the Funds’ portfolio liquidity, as applicable, the Report concluded that each of the Funds continues to have an investment strategy that is appropriate for an open-end fund, and that each of the Funds is reasonably likely to be able to meet redemption requests without significant dilution of remaining shareholders’ interests in the Fund. The Report further noted the flexibility of the Funds to draw on a line of credit and/or engage in interfund lending, as applicable.

In accordance with the Program, each Fund’s portfolio investments were classified into one of four liquidity categories as provided in the Liquidity Rule as applicable during the Reporting Period. Liquidity classification determinations take into account a variety of factors including market, trading and investment-specific considerations, as well as market depth in accordance with the requirements of the Liquidity Rule and as specified in the Program, and generally incorporate analysis from a third-party data vendor. The Report reviewed the adequacy of the vendor methodology and services provided to the Funds during the Reporting Period and noted that the liquidity model functioned as intended.

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STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM

CONTINUED

Pursuant to the Liquidity Rule, no Fund may acquire any illiquid investment if, after the acquisition, the Fund would have invested more than 15% of its assets in illiquid investments that are assets. The Report concluded that the Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirements, as applicable, and that such provisions were implemented effectively during the Reporting Period.

In addition, the Report also referenced the ability of each Fund to effect in-kind redemptions to manage liquidity as needed and actual in-kind transactions pursuant to the Funds’ applicable policies and procedures effected during the Reporting Period. The Report further noted that the ETFs settle redemptions in-kind with authorized participants in the primary market.

During the Reporting Period, each of the Funds that is subject to the HLIM provisions of the Program qualified as a fund that primarily holds assets that are highly liquid investments and, therefore, no Fund was required to establish or comply with an HLIM as set forth in the Program.

On the basis of the review, the Report concluded that: (i) the Program remains reasonably designed to manage each Fund’s liquidity risk; (ii) the Program was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk during the Reporting Period; and (iii) each Fund was able to meet requests for redemption without significant dilution of remaining investors in the Fund during the Reporting Period.

39

BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

At the Board meeting held on December 14-15, 2021 (the “Meeting”), the Board of Directors of Dimensional Investment Group Inc. and the Board of Trustees of The DFA Investment Trust Company (together, the “Board”) considered the continuation of the investment management agreements (the “Management Agreements”) for Emerging Markets Portfolio II and The Emerging Markets Series (collectively, the “Funds”) and the sub-advisory agreements for The Emerging Markets Series. Dimensional Fund Advisors Ltd. and DFA Australia Limited serve as sub-advisors to The Emerging Markets Series. (The investment management agreements and the sub-advisory agreements are referred to as the “Management Agreements,” and the Advisor and sub-advisors are referred to as the “Advisor.”)

Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Management Agreements. At a Board meeting held on October 29, 2021, the Board discussed the materials provided by the Advisor, the independent reports prepared by Access Data Inc. (the “Access Data Reports”), and issues related to the continuation of the Management Agreements. Also in advance of the Meeting, the Independent Board Members met with their independent counsel to discuss the materials and management provided additional materials to address and respond to questions that the Independent Board Members posed after their review and analysis of materials provided by the Advisor and the Access Data Reports.

At the Meeting, the Board considered a number of factors when considering the continuation of each Management Agreement for a Fund, including: (i) the nature, extent and quality of services provided by the Advisor to each Fund; (ii) the performance of each Fund and the Advisor; (iii) the fees and expenses borne by each Fund; (iv) the profitability realized by the Advisor from the relationship with each Fund; and (v) whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of the management fee charged.

When considering the nature and quality of the services provided by the Advisor to a Fund, the Board reviewed: (a) the scope and depth of the Advisor’s organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor’s global investment advisory capabilities. The Board evaluated the Advisor’s portfolio management process and discussed the unique features of the Advisor’s investment approach. The Board also considered the nature and character of non-investment advisory services provided by the Advisor, including administrative services. After analyzing the caliber of services provided by the Advisor to each Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to each Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

In considering the performance of each Fund, the Board analyzed the Access Data Reports, which compared the performance of each Fund with other funds in its respective peer group and investment category. The Board also reviewed the performance analysis prepared by the Advisor, which presented the performance of each Fund and its benchmark index, over multiple performance periods, along with the Advisor’s explanation of the performance. The Board concluded that the Advisor’s explanations provided a sound basis for understanding the comparative performance of the Funds. The Board determined, among other things, that after considering each Fund’s investment strategies and the expectations of its shareholder base, the performance of each Fund was reasonable as compared with relevant performance standards and appropriate market indexes.

When considering the fees and expenses borne by each Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Access Data Reports. The Board concluded that the effective management fees and total expenses of each Fund over various periods were favorable in relation to those of its peer funds, and that the management fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large.

40

BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

CONTINUED

The Board considered the profitability of each Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to each Fund. The Board considered the profitability to the Advisor of managing and servicing the Funds and the Advisor’s unregistered clients, such as collective trusts, group trusts and separate accounts. Upon closely examining the Advisor’s profitability, the Board concluded, among other things, that it was reasonable and similar to the profitability reported in previous years.

The Board also discussed whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of management fees charged. For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of management fees charged were inapplicable to each Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.

After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Management Agreement for each Fund was in the best interests of the Fund and its shareholders.

41

DFA043022-011S 00274964

Semi-Annual Report

Six Months Ended: April 30, 2022 (Unaudited)

DFA INVESTMENT DIMENSIONS GROUP INC. / DIMENSIONAL INVESTMENT GROUP INC.

DFA Investment Dimensions Group Inc.

DFA One-Year Fixed Income Portfolio	DFA Short-Duration Real Return Portfolio

DFA Two-Year Global Fixed Income Portfolio	DFA Global Core Plus Real Return Portfolio

DFA Selectively Hedged Global Fixed Income Portfolio	DFA Municipal Real Return Portfolio

DFA Five-Year Global Fixed Income Portfolio	DFA California Municipal Real Return Portfolio

DFA World ex U.S. Government Fixed Income Portfolio	DFA Municipal Bond Portfolio

DFA Short-Term Government Portfolio	DFA Short-Term Municipal Bond Portfolio

DFA Intermediate Government Fixed Income Portfolio	DFA Intermediate-Term Municipal Bond Portfolio

DFA Short-Term Extended Quality Portfolio	DFA Selective State Municipal Bond Portfolio

DFA Intermediate-Term Extended Quality Portfolio	DFA Short-Term Selective State Municipal Bond Portfolio

DFA Targeted Credit Portfolio	DFA California Short-Term Municipal Bond Portfolio

DFA Global Core Plus Fixed Income Portfolio	DFA California Intermediate-Term Municipal Bond Portfolio

DFA Investment Grade Portfolio	DFA NY Municipal Bond Portfolio

DFA Diversified Fixed Income Portfolio	DFA MN Municipal Bond Portfolio

DFA LTIP Portfolio	DFA Oregon Municipal Bond Portfolio

DFA Inflation-Protected Securities Portfolio

Dimensional Investment Group Inc.

DFA Two-Year Fixed Income Portfolio

DFA Two-Year Government Portfolio

June 2022

Dear Shareholder,

The investment world is constantly evolving. In many ways, investors have benefited from an industry marked by new solutions, advancing technology, and increased personalization. Dimensional has been innovating on behalf of investors since 1981, using financial science to pursue higher expected returns in a flexible, diversified, low-cost manner.

A common thread in Dimensional’s history is the consistent, systematic application of financial theory and empirical research in managing strategies. We seek sensible ideas that we can implement well. In recent years, we have developed strategies in different product structures to give financial professionals more choices in how they integrate Dimensional Investing into client portfolios. In the first half of this year, for example, we broadened our suite of exchange-traded funds, launched a new fixed income mutual fund, and enhanced the investment management capabilities and services we provide clients.

On behalf of everyone at Dimensional, we thank you for entrusting us with your investments.

Sincerely,

David P. Butler	Gerard O’Reilly
CO-CHIEF EXECUTIVE OFFICER	CO-CHIEF EXECUTIVE OFFICER and
CHIEF INVESTMENT OFFICER

SEMI-ANNUAL REPORT

(Unaudited)

i

CONTINUED

This report is submitted for the information of each Portfolio’s shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

ii

DFA INVESTMENT DIMENSIONS GROUP INC.

DIMENSIONAL INVESTMENT GROUP INC.

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments

Investment Abbreviations
SOFR	Secured Overnight Financing Rate
USTMMR	U.S. Treasury Money Market Rate
3M Swap	Three Month Swap
SA	Special Assessment
CDOR	Canadian Dollar Offered Rate
FEDL01	One Day Overnight Fed Funds Effective Rate
SONIO/N	Sterling Overnight Index Average
TBA	To be announced
LIBOR	London Interbank Offered Rate
AGM	Assured Guaranty Municipal Corporation
BAN	Bond Anticipation Note
CNTY GTD	County Guarantee
ETM	Escrowed to Maturity
GO	General Obligation
MUN GOVT GTD	General Obligation Guarantee of the Municipality
PSF-GTD	Public School Fund Guarantee
RB	Revenue Bond
SCH BD GTY	School Bond Guaranty
SCSDE	South Carolina State Department of Education
SD CRED PROG	School District Credit Program
ST	Special Tax
ST AID DIR DEP	State Aid Direct Deposit
ST AID WITHHLDG	State Aid Withholding
AMBAC	American Municipal Bond Assurance Corporation
BAM	Build America Mutual
Q-SBLF	School Bond Qualification and Loan Program
RN	Revenue Note
ST INTERCEPT	State Intercept
ST GTD	State Guaranteed
FGIC	Federal Guaranty Insurance Corporation
NPFGC	National Public Finance Guarantee Corp.
USD	United States Dollar
AUD	Australian Dollars
CAD	Canadian Dollars
GBP	British Pounds
NOK	Norwegian Krone
NZD	New Zealand Dollars
EUR	Euro
SEK	Swedish Krona
SGD	Singapore Dollars

1

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

CONTINUED

JPY	Japanese Yen
DKK	Danish Krone

Investment Footnotes
†	See Note B to Financial Statements.
#	Total or Partial Securities on Loan.
(r)	The adjustable rate shown is effective as of April 30, 2022.
Ω	Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.
^	Denominated in USD, unless otherwise noted.
^^	See Federal Tax Cost Note within the Notes to Schedules of Investments.
±	Face Amount of security is not adjusted for inflation.
¤	Pre-refunded bonds are collateralized by U.S. Government or other eligible securities that are held in escrow and used to pay principal and interest and retire the bonds at the earliest refunding date (payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate).

Financial Highlights

*	Tax return of capital is calculated based on the average shares method. Amounts are less than $0.01 per share.
(A)	Computed using average shares outstanding.
(B)	Non-Annualized
(C)	Annualized
(D)	Represents the combined ratios for the respective Portfolio and its respective pro-rata share of its Underlying Funds.
(E)	Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.

All Statements, Schedules and Notes to Financial Statements

—	Amounts designated as — are either zero or rounded to zero.
SEC	Securities and Exchange Commission
CPI	Consumer Price Index
Commencement of Operations

2

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

Six Months Ended April 30, 2022

EXPENSE TABLES

	Beginning	Ending		Expenses
	Account	Account	Annualized	Paid
	Value	Value	Expense	During
	11/01/21	04/30/22	Ratio (1)	Period (1)
DFA One-Year Fixed Income Portfolio
Actual Fund Return	$1,000.00	$984.20	0.15%	$0.74
Hypothetical 5% Annual Return	$1,000.00	$1,024.05	0.15%	$0.75
DFA Two-Year Global Fixed Income Portfolio
Actual Fund Return	$1,000.00	$975.00	0.16%	$0.78
Hypothetical 5% Annual Return	$1,000.00	$1,024.00	0.16%	$0.80

3

DISCLOSURE OF FUND EXPENSES

CONTINUED

	Beginning	Ending		Expenses
	Account	Account	Annualized	Paid
	Value	Value	Expense	During
	11/01/21	04/30/22	Ratio (1)	Period (1)
DFA Selectively Hedged Global Fixed Income Portfolio
Actual Fund Return	$1,000.00	$943.70	0.16%	$0.77
Hypothetical 5% Annual Return	$1,000.00	$1,024.00	0.16%	$0.80
DFA Five-Year Global Fixed Income Portfolio
Actual Fund Return	$1,000.00	$942.80	0.24%	$1.16
Hypothetical 5% Annual Return	$1,000.00	$1,023.60	0.24%	$1.20
DFA World ex U.S. Government Fixed Income Portfolio
Actual Fund Return	$1,000.00	$905.40	0.20%	$0.94
Hypothetical 5% Annual Return	$1,000.00	$1,023.80	0.20%	$1.00
DFA Short-Term Government Portfolio
Actual Fund Return	$1,000.00	$958.10	0.19%	$0.92
Hypothetical 5% Annual Return	$1,000.00	$1,023.85	0.19%	$0.95
DFA Intermediate Government Fixed Income Portfolio
Actual Fund Return	$1,000.00	$912.50	0.11%	$0.52
Hypothetical 5% Annual Return	$1,000.00	$1,024.25	0.11%	$0.55
DFA Short-Term Extended Quality Portfolio
Actual Fund Return	$1,000.00	$952.80	0.21%	$1.02
Hypothetical 5% Annual Return	$1,000.00	$1,023.75	0.21%	$1.05
DFA Intermediate-Term Extended Quality Portfolio
Actual Fund Return	$1,000.00	$872.10	0.22%	$1.02
Hypothetical 5% Annual Return	$1,000.00	$1,023.70	0.22%	$1.10
DFA Targeted Credit Portfolio
Actual Fund Return	$1,000.00	$935.30	0.20%	$0.96
Hypothetical 5% Annual Return	$1,000.00	$1,023.80	0.20%	$1.00
DFA Global Core Plus Fixed Income Portfolio
Actual Fund Return	$1,000.00	$892.70	0.26%	$1.22
Hypothetical 5% Annual Return	$1,000.00	$1,023.51	0.26%	$1.30
DFA Investment Grade Portfolio
Actual Fund Return	$1,000.00	$901.40	0.22%	$1.04
Hypothetical 5% Annual Return	$1,000.00	$1,023.70	0.22%	$1.10
DFA Diversified Fixed Income Portfolio (2)
Actual Fund Return	$1,000.00	$949.70	0.15%	$0.73
Hypothetical 5% Annual Return	$1,000.00	$1,024.05	0.15%	$0.75

4

DISCLOSURE OF FUND EXPENSES

CONTINUED

	Beginning	Ending		Expenses
	Account	Account	Annualized	Paid
	Value	Value	Expense	During
	11/01/21	04/30/22	Ratio (1)	Period (1)
DFA LTIP Portfolio
Actual Fund Return	$1,000.00	$842.70	0.13%	$0.59
Hypothetical 5% Annual Return	$1,000.00	$1,024.15	0.13%	$0.65
DFA Inflation-Protected Securities Portfolio
Actual Fund Return	$1,000.00	$955.90	0.11%	$0.53
Hypothetical 5% Annual Return	$1,000.00	$1,024.25	0.11%	$0.55
DFA Short-Duration Real Return Portfolio
Actual Fund Return	$1,000.00	$996.60	0.21%	$1.04
Hypothetical 5% Annual Return	$1,000.00	$1,023.75	0.21%	$1.05
DFA Global Core Plus Real Return Portfolio
Actual Fund Return	$1,000.00	$952.20	0.30%	$1.45
Hypothetical 5% Annual Return	$1,000.00	$1,023.31	0.30%	$1.51
DFA Municipal Real Return Portfolio
Actual Fund Return	$1,000.00	$996.10	0.23%	$1.14
Hypothetical 5% Annual Return	$1,000.00	$1,023.65	0.23%	$1.15
DFA California Municipal Real Return Portfolio
Actual Fund Return	$1,000.00	$994.90	0.25%	$1.24
Hypothetical 5% Annual Return	$1,000.00	$1,023.56	0.25%	$1.25
DFA Municipal Bond Portfolio
Actual Fund Return	$1,000.00	$946.20	0.22%	$1.06
Hypothetical 5% Annual Return	$1,000.00	$1,023.70	0.22%	$1.10
DFA Short-Term Municipal Bond Portfolio
Actual Fund Return	$1,000.00	$988.30	0.20%	$0.99
Hypothetical 5% Annual Return	$1,000.00	$1,023.80	0.20%	$1.00
DFA Intermediate-Term Municipal Bond Portfolio
Actual Fund Return	$1,000.00	$951.60	0.20%	$0.97
Hypothetical 5% Annual Return	$1,000.00	$1,023.80	0.20%	$1.00
DFA Selective State Municipal Bond Portfolio
Actual Fund Return	$1,000.00	$929.40	0.23%	$1.10
Hypothetical 5% Annual Return	$1,000.00	$1,023.65	0.23%	$1.15
DFA Short-Term Selective State Municipal Bond Portfolio (3)
Actual Fund Return	$1,000.00	$997.00	0.21%	$0.10
Hypothetical 5% Annual Return	$1,000.00	$1,023.75	0.21%	$1.05

5

DISCLOSURE OF FUND EXPENSES

CONTINUED

	Beginning	Ending		Expenses
	Account	Account	Annualized	Paid
	Value	Value	Expense	During
	11/01/21	04/30/22	Ratio (1)	Period (1)
DFA California Short-Term Municipal Bond Portfolio
Actual Fund Return	$1,000.00	$983.60	0.20%	$0.98
Hypothetical 5% Annual Return	$1,000.00	$1,023.80	0.20%	$1.00
DFA California Intermediate-Term Municipal Bond Portfolio
Actual Fund Return	$1,000.00	$948.00	0.21%	$1.01
Hypothetical 5% Annual Return	$1,000.00	$1,023.75	0.21%	$1.05
DFA NY Municipal Bond Portfolio
Actual Fund Return	$1,000.00	$980.40	0.25%	$1.23
Hypothetical 5% Annual Return	$1,000.00	$1,023.56	0.25%	$1.25
DFA MN Municipal Bond Portfolio
Actual Fund Return	$1,000.00	$971.60	0.32%	$1.56
Hypothetical 5% Annual Return	$1,000.00	$1,023.21	0.32%	$1.61
DFA Oregon Municipal Bond Portfolio
Actual Fund Return	$1,000.00	$949.90	0.32%	$1.55
Hypothetical 5% Annual Return	$1,000.00	$1,023.21	0.32%	$1.61

(1)

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

(2)

DFA Diversified Fixed Income Portfolio invests directly and indirectly through other funds. The expenses shown reflect the direct expenses of the Portfolio and the Portfolio’s portion of the expenses of its Underlying Funds (Affiliated Investment Companies).

(3)

DFA Short-Term Selective State Municipal Bond Portfolio commenced operations on April 12, 2022. Expenses are equal to the fund’s annualized expense ratio for the period, multiplied by the average account value over the period, multiplied by the number of days since inception (18), then divided by the number of days in the year (365) to reflect the period. The “Ending Account Value” is derived from the fund’s share class actual return since inception. The “Hypothetical 5% Annual Return” information reflects the 181 day period for the period ended April 30, 2022 to allow for comparability.

6

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-PORT with the SEC on March 29, 2022. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following tables, which present portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, are provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

FIXED INCOME PORTFOLIOS

DFA One-Year Fixed Income Portfolio
Consumer, Non-cyclical	3.9%
Financial	17.7%
Foreign Government	7.3%
Supranational	12.7%
U.S. Government	58.4%

100.0%

DFA Two-Year Global Fixed Income Portfolio
Consumer, Non-cyclical	2.5%
Energy	0.6%
Financial	17.8%
Foreign Government	12.3%
Supranational	9.1%
U.S. Government	57.7%

100.0%

DFA Selectively Hedged Global Fixed Income Portfolio
Basic Materials	1.2%
Communications	5.2%
Consumer, Cyclical	5.7%
Consumer, Non-cyclical	8.6%
Energy	4.6%
Financial	41.1%
Foreign Government	10.7%
Industrial	3.5%
Supranational	7.3%
Technology	4.4%
U.S. Government	5.2%
Utilities	2.5%

100.0%

DFA Five-Year Global Fixed Income Portfolio
Communications	2.0%
Consumer, Cyclical	1.0%
Consumer, Non-cyclical	3.7%
Energy	1.4%
Financial	29.2%
Foreign Government	20.8%
Supranational	16.3%
Technology	3.0%
U.S. Government	22.6%

100.0%

DFA World ex U.S. Government Fixed Income Portfolio
Energy	2.3%
Financial	8.9%
Foreign Government	67.6%
Industrial	6.5%
Supranational	11.3%
U.S. Government	3.4%

100.0%

DFA Short-Term Government Portfolio
U.S. Government	100.0%

100.0%

7

DISCLOSURE OF PORTFOLIO HOLDINGS

CONTINUED

DFA Intermediate Government Fixed Income Portfolio
U.S. Government	100.0%

100.0%

DFA Short-Term Extended Quality Portfolio
Basic Materials	1.9%
Communications	3.9%
Consumer, Cyclical	6.1%
Consumer, Non-cyclical	9.5%
Energy	3.6%
Financial	38.2%
Foreign Government	13.0%
Industrial	2.8%
Supranational	8.5%
Technology	3.8%
U.S. Government	6.1%
Utilities	2.6%

100.0%

DFA Intermediate-Term Extended Quality Portfolio
Basic Materials	4.7%
Communications	6.4%
Consumer, Cyclical	8.9%
Consumer, Non-cyclical	18.7%
Energy	8.9%
Financial	27.6%
Industrial	10.5%
Technology	6.9%
U.S. Government	4.0%
Utilities	3.4%

100.0%

DFA Targeted Credit Portfolio
Basic Materials	2.9%
Communications	7.1%
Consumer, Cyclical	9.1%
Consumer, Non-cyclical	13.6%
Diversified	0.1%
Energy	5.4%
Financial	37.6%
Foreign Government	1.0%
Industrial	7.2%
Technology	6.8%
U.S. Government	5.0%
Utilities	4.2%

100.0%

DFA Global Core Plus Fixed Income Portfolio
Basic Materials	3.2%
Communications	6.1%
Consumer, Cyclical	9.5%
Consumer, Non-cyclical	9.0%
Energy	8.2%
Financial	23.6%
Foreign Government	16.6%
Industrial	5.0%
Mortgage Securities	8.9%
Supranational	2.3%
Technology	4.9%
U.S. Government	0.7%
Utilities	2.0%

100.0%

DFA Investment Grade Portfolio
Basic Materials	1.4%
Communications	4.6%
Consumer, Cyclical	6.1%
Consumer, Non-cyclical	11.1%
Energy	4.1%
Financial	18.6%
Foreign Government	0.3%
Industrial	3.5%
Supranational	0.0%
Technology	4.7%
U.S. Government	43.4%
Utilities	2.2%

100.0%

DFA Diversified Fixed Income Portfolio
Affiliated Investment Companies	80.1%
U.S. Government	19.9%

100.0%

DFA LTIP Portfolio
U.S. Government	100.0%

100.0%

DFA Inflation-Protected Securities Portfolio
U.S. Government	100.0%

100.0%

DFA Short-Duration Real Return Portfolio
Basic Materials	2.0%
Communications	3.7%
Consumer, Cyclical	5.6%
Consumer, Non-cyclical	9.3%
Energy	5.0%
Financial	36.1%
Foreign Government	11.5%
Industrial	3.9%
Supranational	7.7%
Technology	3.8%
U.S. Government	9.6%
Utilities	1.8%

100.0%

DFA Global Core Plus Real Return Portfolio
Basic Materials	2.7%
Communications	4.4%
Consumer, Cyclical	9.1%
Consumer, Non-cyclical	6.9%
Energy	6.3%
Financial	27.4%
Foreign Government	16.6%
Industrial	6.8%
Mortgage Securities	9.9%
Supranational	2.5%
Technology	3.4%
Utilities	4.0%

100.0%

DFA Municipal Real Return Portfolio
Education	1.6%
General Obligation	67.8%
Higher Education	2.5%
Medical	0.2%
Power	0.1%
School District	16.8%
Tobacco Settlement	0.2%
Transportation	1.1%
Utilities	2.9%
Water	6.8%

100.0%

8

DISCLOSURE OF PORTFOLIO HOLDINGS

CONTINUED

DFA California Municipal Real Return Portfolio
Airport	0.2%
Bond Bank	0.1%
Education	0.3%
General Obligation	47.6%
Higher Education	6.8%
Medical	2.0%
Power	4.3%
School District	21.2%
Transportation	1.0%
Utilities	1.0%
Water	15.5%

100.0%

DFA Municipal Bond Portfolio
General Obligation	67.8%
Higher Education	1.3%
Nursing Homes	0.3%
Power	0.1%
School District	19.5%
Transportation	1.6%
Utilities	2.2%
Water	7.2%

100.0%

DFA Short-Term Municipal Bond Portfolio
Airport	0.4%
Bond Bank	0.1%
Development	0.3%
Education	3.9%
Facilities	0.1%
General Obligation	59.2%
Higher Education	1.3%
Medical	2.3%
Power	1.7%
School District	19.4%
Transportation	4.6%
Utilities	2.2%
Water	4.5%

100.0%

DFA Intermediate-Term Municipal Bond Portfolio
Airport	0.8%
Development	0.3%
Education	0.3%
General Obligation	68.3%
Higher Education	2.9%
Medical	1.4%
Multifamily Housing	0.1%
Nursing Homes	0.7%
Power	0.9%
School District	14.4%
Transportation	3.1%
Utilities	0.8%
Water	6.0%

100.0%

DFA Selective State Municipal Bond Portfolio
Airport	3.2%
Bond Bank	0.1%
Development	0.7%
Education	2.5%
Facilities	0.2%
General Obligation	38.6%
Higher Education	4.6%
Housing	0.2%
Medical	11.9%
Pollution	0.1%
Power	4.2%
School District	13.8%
Transportation	4.9%
Utilities	8.0%
Water	7.0%

100.0%

DFA Short-Term Selective State Municipal Bond Portfolio
Bond Bank	0.6%
Education	2.2%
General Obligation	60.5%
Higher Education	1.8%
Medical	1.8%
Power	3.6%
School District	13.3%
Transportation	4.7%
Utilities	3.0%
Water	8.5%

100.0%

DFA California Short-Term Municipal Bond Portfolio
Airport	0.4%
Education	3.6%
General Obligation	47.1%
Higher Education	4.6%
Medical	2.5%
Multifamily Housing	0.2%
Power	2.9%
School District	26.5%
Tobacco Settlement	0.3%
Transportation	2.2%
Utilities	0.4%
Water	9.3%

100.0%

DFA California Intermediate-Term Municipal Bond Portfolio
Airport	0.5%
Bond Bank	0.7%
Development	0.2%
Education	0.2%
General Obligation	44.6%
Higher Education	4.2%
Medical	4.6%
Pollution	0.3%
Power	5.4%
School District	22.7%
Transportation	4.4%
Utilities	1.8%
Water	10.4%

100.0%

DFA NY Municipal Bond Portfolio
Development	0.5%
Education	0.7%
General Obligation	69.9%
Higher Education	4.6%
Housing	1.0%
Medical	0.7%
School District	18.2%
Transportation	3.7%
Utilities	0.7%

100.0%

9

DISCLOSURE OF PORTFOLIO HOLDINGS

CONTINUED

DFA MN Municipal Bond Portfolio
General Obligation	61.9%
Higher Education	4.8%
Medical	0.6%
Multifamily Housing	3.6%
Nursing Homes	0.8%
Power	2.2%
School District	26.1%

100.0%

DFA Oregon Municipal Bond Portfolio
Airport	0.3%
General Obligation	58.3%
Medical	1.5%
School District	19.3%
Transportation	4.9%
Utilities	0.8%
Water	14.9%

100.0%

10

DFA ONE-YEAR FIXED INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

	Face Amount	Value†
	(000)
BONDS — (27.4%)
Amazon.com, Inc.
# 2.730%, 04/13/24	60,000	$59,934,019
Asian Development Bank
1.625%, 03/15/24	59,700	58,505,063
Bank of Montreal, Floating Rate Note, SOFR + 0.190%, FRN
(r) 47.000%, 05/06/22	25,000	25,000,874
Caisse d’Amortissement de la Dette Sociale 3.375%, 03/20/24	12,588	12,720,048
Canadian Imperial Bank of Commerce
# 3.500%, 09/13/23	1,975	1,989,096
Cooperatieve Rabobank UA, Floating Rate Note, SOFR + 0.300%, FRN
(r) 0.581%, 01/12/24	97,475	97,267,042
European Bank for Reconstruction & Development, Floating Rate Note, SOFR + 0.260%, FRN
(r) 0.461%, 08/19/22	54,852	54,884,059
(r) 0.526%, 03/13/23	49,455	49,532,480
European Investment Bank
3.250%, 01/29/24	7,800	7,872,671
2.625%, 03/15/24	45,600	45,516,577
European Investment Bank, Floating Rate Note, SOFR + 0.250%, FRN
(r) 0.530%, 01/30/23	81,000	81,108,217
European Investment Bank, Floating Rate Note, SOFR + 0.290%, FRN
(r) 0.538%, 06/10/22	38,750	38,753,487
Export Development Canada
0.496%, 04/08/24	11,400	10,903,092
Inter-American Development Bank
0.250%, 11/15/23	18,700	18,034,538
# 2.625%, 01/16/24	25,000	24,978,159
3.000%, 02/21/24	13,917	13,985,394
Inter-American Development Bank, Floating Rate Note, SOFR + 0.260%, FRN
(r) 0.523%, 09/16/22	77,670	77,713,920

		Face Amount	Value†
		(000)
Inter-American Investment Corp., Floating Rate Note, SOFR + 0.270%, FRN
(r)	0.548%, 03/22/24	111,000	$110,936,730
International Bank for Reconstruction & Development, Floating Rate Note, SOFR + 0.130%, FRN
(r)	0.411%, 01/13/23	148,937	148,946,804
International Finance Corp., Floating Rate Note, SOFR + 0.090%, FRN
(r)	0.372%, 06/30/23	25,000	24,982,282
Kommunalbanken A.S., Floating Rate Note, SOFR + 0.160%, FRN
#(r)Ω	0.439%, 10/27/23	134,000	134,020,100
Kommunalbanken AS
	2.750%, 02/05/24	33,400	33,389,439
Kommuninvest I Sverige AB
	0.375%, 02/16/24	10,000	9,588,658
Kreditanstalt fuer Wiederaufbau
#	0.250%, 03/08/24	30,400	29,049,823
Landeskreditbank Baden-Wuerttemberg Foerderbank
	0.250%, 02/12/24	55,500	53,102,618
Ontario, Province of Canada
#	3.050%, 01/29/24	59,000	59,256,894
Province of Alberta Canada
	3.350%, 11/01/23	10,713	10,812,309
Roche Holdings, Inc.
#Ω	1.882%, 03/08/24	83,000	81,440,476
Roche Holdings, Inc., Floating Rate Note, SOFR + 0.330%, FRN
#(r)Ω	0.591%, 09/11/23	90,000	90,036,826
Svensk Exportkredit AB, Floating Rate Note, SOFR + 1.000%, FRN
(r)	1.276%, 12/19/22	93,500	94,002,095
(r)	1.212%, 05/25/23	71,310	71,917,213
Swedbank AB
Ω	0.600%, 09/25/23	6,000	5,790,060

11

DFA ONE-YEAR FIXED INCOME PORTFOLIO

CONTINUED

		Face Amount	Value†
		(000)
Toronto-Dominion Bank, Floating Rate Note, SOFR + 0.220%, FRN
#(r)	0.461%, 06/02/23	80,000	$79,675,586
Toronto-Dominion Bank, Floating Rate Note, SOFR + 0.240%, FRN
#(r)	0.522%, 01/06/23	14,867	14,842,618

TOTAL BONDS			1,730,489,267

CERTIFICATES OF DEPOSIT — (8.2%)
Bank of Montreal, Floating Rate Note, SOFR + 0.150%, FRN
(r)	0.430%, 09/02/22	68,250	68,204,669
(r)	0.430%, 09/27/22	28,000	27,977,601
Bank of Nova Scotia, Floating Rate Note, SOFR + 0.150%, FRN
(r)	0.430%, 06/15/22	66,000	65,993,863
(r)	0.430%, 08/19/22	41,500	41,476,919
Bank of Nova Scotia, Floating Rate Note, SOFR + 0.160%, FRN
(r)	0.440%, 07/08/22	50,000	49,987,070
Canadian Imperial Bank of Commerce, Floating Rate Note, SOFR + 0.160%, FRN
(r)	0.440%, 07/15/22	61,500	61,487,360
Royal Bank of Canada, Floating Rate Note, SOFR + 0.150%, FRN
(r)Ω	0.430%, 10/11/22	40,000	39,968,887
Royal Bank of Canada, Floating Rate Note, SOFR + 0.250%, FRN
(r)Ω	0.530%, 12/01/22	85,000	84,925,407
Westpac Banking Corp., Floating Rate Note, SOFR + 0.130%, FRN
(r)	0.410%, 05/09/22	20,000	20,000,538
(r)	0.410%, 09/22/22	60,000	59,963,548

TOTAL CERTIFICATES OF DEPOSIT			519,985,862

COMMERCIAL PAPER — (3.6%)
National Australia Bank Ltd., Floating Rate Note, SOFR + 0.100%, FRN
(r)Ω	0.380%, 05/06/22	21,000	20,999,825

		Face Amount	Value†
		(000)
	National Australia Bank Ltd., Floating Rate Note, SOFR + 0.210%, FRN
(r)Ω	0.490%, 06/03/22	30,000	$30,000,874
	Caisse des Depots et Consignations
	0.604%, 05/10/22	70,000	69,986,953
	Commonwealth Bank of Australia, Floating Rate Note, SOFR + 0.130%, FRN
(r)Ω	0.410%, 09/29/22	34,000	33,969,559
	National Securities Clearing Corp.
	0.400%, 05/12/22	75,000	74,985,158

	TOTAL COMMERCIAL PAPER		229,942,369

U.S. TREASURY OBLIGATIONS — (55.1%)
	U.S. Treasury Notes
	0.125%, 08/31/23	209,000	202,623,868
#	0.125%, 09/15/23	446,000	432,114,767
#	0.250%, 09/30/23	502,000	486,508,591
	0.125%, 10/15/23	569,000	549,729,569
#	0.375%, 10/31/23	575,000	556,806,643
	1.625%, 10/31/23	35,000	34,539,258
	0.250%, 11/15/23	232,500	224,462,403
	0.500%, 11/30/23	295,000	285,493,165
#	0.125%, 12/15/23	75,000	72,076,171
#	0.125%, 01/15/24	230,000	220,458,593
	0.875%, 01/31/24	40,000	38,787,500
	U.S. Treasury Notes, Floating Rate Note, 3M USTMMR -0.015%, FRN
(r)	0.877%, 01/31/24	205,000	205,259,868
	U.S. Treasury Notes, Floating Rate Note, 3M USTMMR + 0.029%, FRN
(r)	0.921%, 07/31/23	38,000	38,060,151
	U.S. Treasury Notes, Floating Rate Note, 3M USTMMR + 0.035%, FRN
(r)	0.927%, 10/31/23	135,000	135,248,477

	TOTAL U.S. TREASURY OBLIGATIONS		3,482,169,024

	TOTAL INVESTMENT SECURITIES (Cost $6,059,833,194)		5,962,586,522

12

DFA ONE-YEAR FIXED INCOME PORTFOLIO

CONTINUED

	Shares	Value†
TEMPORARY CASH INVESTMENTS — (0.2%)
State Street Institutional U.S. Government Money Market Fund 0.290%	13,648,083	$13,648,083

		Shares	Value†
SECURITIES LENDING COLLATERAL — (5.5%)
@§	The DFA Short Term Investment Fund	29,770,327	$344,353,373

TOTAL INVESTMENTS — (100.0%) (Cost $6,417,835,460)			$6,320,587,978

Summary of the Portfolio’s investments as of April 30, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Bonds	—	$1,730,489,267	—	$1,730,489,267
Certificates of Deposit	—	519,985,862	—	519,985,862
U.S. Treasury Obligations	—	3,482,169,024	—	3,482,169,024
Commercial Paper	—	229,942,369	—	229,942,369
Temporary Cash Investments	$13,648,083	—	—	13,648,083
Securities Lending Collateral	—	344,353,373	—	344,353,373

TOTAL	$13,648,083	$6,306,939,895	—	$6,320,587,978

See accompanying Notes to Financial Statements.

13

DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

			Face Amount^	Value†
			(000)
BONDS — (42.2%)
AUSTRALIA — (3.8%)
Australia Government Bond
Ω	0.250%, 11/21/24	AUD	86,000	$57,251,650
National Australia Bank Ltd.
Ω	1.388%, 01/12/25		65,000	61,636,250
National Australia Bank Ltd., Floating Rate Note, 3M Swap + 0.930%, FRN
(r)	1.145%, 09/26/23	AUD	27,500	19,533,494
New South Wales Treasury Corp.
	5.000%, 08/20/24	AUD	11,000	8,172,758
Queensland Treasury Corp.
Ω	5.750%, 07/22/24	AUD	14,200	10,674,407
Treasury Corp. of Victoria
	5.500%, 12/17/24	AUD	10,000	7,539,206
Westpac Banking Corp.
	1.019%, 11/18/24		47,400	44,903,486

TOTAL AUSTRALIA				209,711,251

AUSTRIA — (0.3%)
Oesterreichische Kontrollbank AG
	0.500%, 09/16/24		18,200	17,202,942

BELGIUM — (0.3%)
Dexia Credit Local SA
Ω	0.500%, 07/22/23	GBP	14,500	17,912,255

CANADA — (12.3%)
Alberta, Province of Canada
	2.950%, 01/23/24		16,295	16,328,208
Bank of Montreal
	2.890%, 06/20/23	CAD	149,000	115,667,100
Bank of Nova Scotia
	2.290%, 06/28/24	CAD	10,000	7,606,975
Canadian Imperial Bank of Commerce
	2.970%, 07/11/23	CAD	118,000	91,633,363
Export Development Canada
	0.496%, 04/08/24		3,400	3,251,800
Ontario Teachers’ Finance Trust
Ω	0.375%, 09/29/23		7,874	7,623,003
Ontario, Province of Canada
	3.050%, 01/29/24		114,500	114,998,548
Province of Alberta Canada
	3.100%, 06/01/24	CAD	15,000	11,721,870

			Face Amount^	Value†
			(000)
CANADA — (Continued)
Province of Manitoba Canada
	2.550%, 06/02/23	CAD	40,000	$31,109,485
Province of Quebec Canada
	2.250%, 02/22/24	CAD	26,500	20,438,407
	PSP Capital, Inc.
	2.090%, 11/22/23	CAD	28,000	21,578,298
Quebec, Province of Canada
Ω	4.200%, 03/10/25	AUD	26,115	18,782,165
Royal Bank of Canada
	2.333%, 12/05/23	CAD	124,000	95,165,282
Toronto-Dominion Bank
	2.850%, 03/08/24	CAD	119,000	91,264,983
Toronto-Dominion Bank (The)
	3.005%, 05/30/23	CAD	31,500	24,491,118

	TOTAL CANADA			671,660,605

FRANCE — (0.5%)
Caisse d’Amortissement de la Dette Sociale
Ω	3.375%, 03/20/24		28,287	28,583,731

GERMANY — (3.3%)
Erste Abwicklungsanstalt
Ω	0.250%, 03/01/24		13,600	12,979,976
Kreditanstalt fuer Wiederaufbau
	1.250%, 08/28/23	NOK	510,370	53,858,758
	0.250%, 03/08/24		34,800	33,254,402
Ω	1.625%, 04/03/24	NOK	252,900	26,574,676
	1.500%, 07/24/24	AUD	15,200	10,382,593
Ω	4.000%, 02/27/25	AUD	2,106	1,518,990
Landeskreditbank Baden-Wuerttemberg Foerderbank
Ω	0.250%, 02/12/24		18,062	17,281,792
Landwirtschaftliche Rentenbank
Ω	5.375%, 04/23/24	NZD	4,150	2,750,928
	0.400%, 09/23/24	AUD	3,000	1,989,635
Ω	4.250%, 01/09/25	AUD	20,300	14,736,453
NRW Bank
	1.600%, 07/31/24	AUD	4,000	2,724,157

TOTAL GERMANY				178,052,360

NETHERLANDS — (1.8%)
BNG Bank NV
Ω	0.750%, 11/13/23	AUD	3,500	2,399,819
Ω	5.250%, 05/20/24	AUD	14,771	10,897,814
Cooperatieve Rabobank UA
	5.500%, 04/11/24	AUD	2,280	1,676,417

14

DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

			Face Amount^	Value†
			(000)
NETHERLANDS — (Continued)
	1.375%, 01/10/25		76,968	$72,899,880
Nederlandse Waterschapsbank NV
	1.125%, 03/15/24		7,700	7,468,327

TOTAL NETHERLANDS				95,342,257

NEW ZEALAND — (2.0%)
New Zealand Government Bond
Ω	5.500%, 04/15/23	NZD	86,000	56,872,985
	0.500%, 05/15/24	NZD	73,000	44,542,835
New Zealand Local Government Funding Agency Bond
	5.500%, 04/15/23	NZD	9,680	6,376,364
Ω	2.250%, 04/15/24	NZD	3,200	2,003,335

TOTAL NEW ZEALAND				109,795,519

NORWAY — (2.9%)
Equinor ASA
#	2.650%, 01/15/24		30,915	30,710,945
Kommunalbanken AS
Ω	2.750%, 02/05/24		13,200	13,195,826
Ω	5.250%, 07/15/24	AUD	2,900	2,143,055
Norway Government Bond
Ω	3.000%, 03/14/24	NOK	1,062,000	114,727,092

TOTAL NORWAY				160,776,918

SUPRANATIONAL ORGANIZATION OBLIGATIONS — (9.0%)
African Development Bank
Ω	4.000%, 01/10/25	AUD	35,000	25,229,953
Asian Development Bank
	4.500%, 09/05/23	AUD	15,500	11,234,073
	1.625%, 03/15/24		78,150	76,585,773
	3.500%, 05/30/24	NZD	91,000	58,196,674
Ω	1.100%, 08/15/24	AUD	4,000	2,704,166
European Bank for Reconstruction & Development
	0.500%, 09/01/23	AUD	9,500	6,521,934
European Investment Bank
	3.125%, 12/14/23		26,421	26,616,556
	1.500%, 01/26/24	NOK	139,830	14,704,367
	3.250%, 01/29/24		5,600	5,652,174
	2.625%, 03/15/24		40,900	40,825,176
Ω	1.750%, 07/30/24	CAD	25,000	18,990,019
Ω	4.750%, 08/07/24	AUD	23,772	17,411,903
	1.700%, 11/15/24	AUD	13,150	8,970,531
Inter-American Development Bank
	3.000%, 02/21/24		18,465	18,555,744
	4.750%, 08/27/24	AUD	21,300	15,604,229
International Bank for Reconstruction & Development
	2.500%, 08/03/23	CAD	23,500	18,243,529

			Face Amount^	Value†
			(000)
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (Continued)
	2.500%, 01/24/24	NZD	64,858	$40,919,821
	2.500%, 03/19/24		3,334	3,319,618
	2.250%, 03/28/24		35,630	35,263,314
International Finance Corp.
	2.625%, 09/07/23	NZD	15,184	9,667,260
	1.450%, 07/22/24	AUD	5,000	3,414,544
Nordic Investment Bank
	1.875%, 04/10/24	NOK	100,000	10,550,582
#	0.375%, 09/20/24		26,750	25,215,353

TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS				494,397,293

SWEDEN — (3.5%)
Kommuninvest I Sverige AB
Ω	0.375%, 02/16/24		15,740	15,092,547
Skandinaviska Enskilda Banken AB
Ω	0.650%, 09/09/24		33,603	31,494,856
Svensk Exportkredit AB
	1.750%, 12/12/23		42,871	42,212,073
	0.625%, 10/07/24		36,400	34,443,500
Svenska Handelsbanken AB
#	3.900%, 11/20/23		58,150	58,946,321
Swedbank AB
Ω	0.600%, 09/25/23		7,000	6,755,070

TOTAL SWEDEN				188,944,367

SWITZERLAND — (1.5%)
Roche Holdings, Inc.
Ω	1.882%, 03/08/24		84,250	82,666,989

UNITED STATES — (1.0%)
Amazon.com, Inc.
	2.730%, 04/13/24		55,000	54,939,517

TOTAL BONDS				2,309,986,004

U.S. TREASURY OBLIGATIONS — (57.7%)
U.S. Treasury Notes
	0.250%, 09/30/23		532,000	515,582,810
	0.125%, 10/15/23		560,850	541,855,587
	0.375%, 10/31/23		560,000	542,281,253
	0.250%, 11/15/23		560,000	540,640,626
	0.500%, 11/30/23		345,000	333,881,837
	2.125%, 11/30/23		20,000	19,866,406
	0.125%, 12/15/23		165,000	158,567,577
	0.750%, 12/31/23		50,000	48,472,656
	2.625%, 12/31/23		100,000	100,054,688
	0.125%, 01/15/24		170,000	162,947,655
	0.875%, 01/31/24		165,000	159,998,438
	0.125%, 02/15/24		8,000	7,647,812

15

DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
0.375%, 08/15/24	23,000	$21,762,852

TOTAL U.S. TREASURY OBLIGATIONS		3,153,560,197

TOTAL INVESTMENT SECURITIES (Cost $5,679,158,903)		5,463,546,201

		Shares	Value†
SECURITIES LENDING COLLATERAL — (0.1%)
@§	The DFA Short Term Investment Fund	420,005	$4,858,192

TOTAL INVESTMENTS — (100.0%) (Cost $5,684,017,455)			$5,468,404,393

As of April 30, 2022, DFA Two-Year Global Fixed Income Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	85,185,177	AUD	119,563,346	Bank of America Corp.	05/02/22	$707,695
USD	18,320,782	AUD	25,494,324	Royal Bank of Canada	05/02/22	307,768
USD	9,656,472	AUD	13,404,526	State Street Bank and Trust	05/02/22	185,504
USD	121,551,628	NZD	176,731,418	State Street Bank and Trust	05/02/22	7,453,845
USD	82,506,800	AUD	116,025,369	BNY Mellon	05/06/22	525,496
USD	83,458,637	NOK	744,459,453	State Street Bank and Trust	05/16/22	4,086,493
USD	67,435,771	NOK	609,858,713	JP Morgan	05/23/22	2,413,487
USD	91,427,499	CAD	114,268,410	HSBC Bank	05/24/22	2,481,502
USD	60,529,919	CAD	77,166,355	HSBC Bank	05/26/22	463,965
USD	112,163,387	NZD	169,214,595	UBS AG	05/27/22	2,914,128
USD	62,466,004	AUD	88,131,402	HSBC Bank	05/31/22	165,664
USD	114,218,320	NZD	176,624,538	UBS AG	05/31/22	184,571
USD	80,743,861	CAD	101,069,844	Bank of America Corp.	06/01/22	2,071,444
USD	66,495,618	NOK	596,848,977	BNY Mellon	06/14/22	2,854,325
USD	5,099,255	AUD	7,136,184	Morgan Stanley and Co. International	06/24/22	52,474
USD	60,007,331	AUD	81,341,630	State Street Bank and Trust	06/24/22	2,481,713
USD	31,583,022	CAD	39,796,316	HSBC Bank	07/07/22	611,182
USD	26,389,155	GBP	20,254,466	State Street Bank and Trust	07/07/22	915,683
USD	85,921,747	CAD	108,371,639	Bank of America Corp.	07/11/22	1,582,696
USD	94,272,962	CAD	119,348,901	HSBC Bank	07/12/22	1,391,567
USD	67,207,162	NOK	594,646,080	UBS AG	07/12/22	3,787,157
USD	68,014,812	CAD	85,433,066	HSBC Bank	07/13/22	1,528,303
USD	99,029,056	CAD	124,986,978	HSBC Bank	07/15/22	1,761,774
USD	86,630,561	CAD	108,648,966	Morgan Stanley and Co. International	07/19/22	2,079,988
USD	7,753,157	AUD	10,439,392	State Street Bank and Trust	07/19/22	367,277
USD	67,098,209	AUD	90,216,565	UBS AG	07/19/22	3,269,893

Total Appreciation						$46,645,594
AUD	40,800,199	USD	29,325,110	Bank of America Corp.	05/02/22	$(497,730)
AUD	88,131,402	USD	62,437,573	HSBC Bank	05/02/22	(168,331)
AUD	29,530,595	USD	21,036,060	Royal Bank of Canada	05/02/22	(171,218)
NZD	176,731,418	USD	114,299,277	UBS AG	05/02/22	(201,495)
AUD	19,569,046	USD	14,309,686	Bank of America Corp.	05/06/22	(482,573)
NOK	99,295,433	USD	11,226,928	Bank of America Corp.	05/16/22	(640,332)
NOK	263,719,590	USD	29,582,573	HSBC Bank	05/16/22	(1,465,542)
NOK	96,920,812	USD	10,383,007	HSBC Bank	05/23/22	(49,445)
CAD	49,552,627	USD	38,677,452	Bank of America Corp.	05/24/22	(105,919)
GBP	1,982,684	USD	2,576,266	Bank of New York	07/07/22	(82,700)
GBP	3,956,780	USD	5,164,934	HSBC Bank	07/07/22	(188,603)

16

DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
CAD	39,796,316	USD	31,540,571	State Street Bank and Trust	07/07/22	$(568,732)
CAD	20,030,968	USD	15,910,916	Bank of New York	07/12/22	(322,132)
CAD	20,095,046	USD	16,068,761	Bank of New York	07/15/22	(430,408)
CAD	39,753,103	USD	30,963,351	Bank of New York	07/19/22	(27,505)

Total (Depreciation)						$(5,402,665)

Total Appreciation (Depreciation)						$41,242,929

Summary of the Portfolio’s investments as of April 30, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Bonds
Australia	—	$209,711,251	—	$209,711,251
Austria	—	17,202,942	—	17,202,942
Belgium	—	17,912,255	—	17,912,255
Canada	—	671,660,605	—	671,660,605
France	—	28,583,731	—	28,583,731
Germany	—	178,052,360	—	178,052,360
Netherlands	—	95,342,257	—	95,342,257
New Zealand	—	109,795,519	—	109,795,519
Norway	—	160,776,918	—	160,776,918
Supranational Organization Obligations	—	494,397,293	—	494,397,293
Sweden	—	188,944,367	—	188,944,367
Switzerland	—	82,666,989	—	82,666,989
United States	—	54,939,517	—	54,939,517
U.S. Treasury Obligations	—	3,153,560,197	—	3,153,560,197
Securities Lending Collateral	—	4,858,192	—	4,858,192
Forward Currency Contracts**	—	41,242,929	—	41,242,929

TOTAL	—	$5,509,647,322	—	$5,509,647,322

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

17

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

			Face Amount^	Value†
			(000)
BONDS — (92.4%)
AUSTRALIA — (6.9%)
ANZ New Zealand International Ltd.
Ω	1.250%, 06/22/26		2,500	$2,252,781
Australia & New Zealand Banking Group Ltd., 3M Swap + 0.760%, FRN
(r)	1.123%, 01/16/25	AUD	9,700	6,854,585
Australia Government Bond
Ω	0.250%, 11/21/25	AUD	23,600	15,237,027
Ω	4.250%, 04/21/26	AUD	2,000	1,487,524
Bank of New Zealand
#Ω	1.000%, 03/03/26		2,500	2,255,088
Commonwealth Bank of Australia
Ω	1.125%, 06/15/26		3,000	2,701,126
Glencore Funding LLC
Ω	4.125%, 03/12/24		825	828,540
Ω	4.625%, 04/29/24		1,200	1,214,243
Ω	1.625%, 09/01/25		975	896,275
Ω	1.625%, 04/27/26		5,600	5,068,827
Macquarie Bank Ltd.
Ω	3.900%, 01/15/26		1,316	1,312,769
National Australia Bank Ltd., 3M Swap + 0.770%, FRN
(r)	1.180%, 01/21/25	AUD	6,760	4,780,791
New South Wales Treasury Corp.
Ω	4.000%, 05/20/26	AUD	3,900	2,849,143
Treasury Corp. of Victoria
	0.500%, 11/20/25	AUD	4,000	2,581,179
Westpac Banking Corp.
(r)Ω	3M Swap + 0.880%,
	FRN, 0.958%,
	08/16/24	AUD	17,200	12,206,700
	2.850%, 05/13/26		2,790	2,712,529
	1.150%, 06/03/26		12,970	11,769,143

TOTAL AUSTRALIA				77,008,270

BELGIUM — (0.7%)
Dexia Credit Local SA
Ω	1.125%, 06/15/22	GBP	2,000	2,514,689
Ω	1.125%, 04/09/26		6,080	5,618,259
Ω	1.125%, 04/09/26		300	277,217

TOTAL BELGIUM				8,410,165

			Face Amount^	Value†
			(000)
	CANADA — (13.6%)
	Bank of Montreal
	2.890%, 06/20/23	CAD	2,100	$1,630,207
	2.280%, 07/29/24	CAD	5,500	4,143,163
	Bank of Nova Scotia
	2.290%, 06/28/24	CAD	21,000	15,974,647
	1.050%, 03/02/26		6,600	5,935,682
	Canadian Imperial Bank of Commerce
	2.970%, 07/11/23	CAD	28,500	22,131,787
	1.250%, 06/22/26		573	511,647
Canadian Natural Resources Ltd.
#	2.950%, 01/15/23		2,000	2,003,252
	3.900%, 02/01/25		1,110	1,111,350
	CDP Financial, Inc.
Ω	0.875%, 06/10/25		4,500	4,209,975
	Cenovus Energy, Inc.
	5.375%, 07/15/25		7,000	7,259,416
	CPPIB Capital, Inc.
Ω	1.250%, 03/04/25		10,000	9,526,762
	Enbridge Pipelines, Inc.
	3.000%, 08/10/26	CAD	1,000	744,265
	Enbridge, Inc.
	4.000%, 10/01/23		3,000	3,028,628
	ITC Holdings Corp.
	3.650%, 06/15/24		1,099	1,097,164
	National Bank of Canada
	1.534%, 06/15/26	CAD	2,000	1,405,753
	Province of Alberta Canada
	2.650%, 09/01/23	CAD	3,500	2,723,333
	Province of Ontario Canada
#	0.625%, 01/21/26		15,500	14,136,775
	Province of Quebec Canada
	3.000%, 09/01/23	CAD	8,500	6,645,569
	PSP Capital, Inc.
Ω	1.000%, 06/29/26		7,821	7,151,131
	Rogers Communications, Inc.
	3.625%, 12/15/25		100	99,433
	Royal Bank of Canada
	2.949%, 05/01/23	CAD	9,500	7,386,506
	2.352%, 07/02/24	CAD	2,500	1,889,425
	1.200%, 04/27/26		4,000	3,609,184
	Suncor Energy, Inc.
	3.100%, 05/15/25		2,400	2,354,234
	Toronto-Dominion Bank
#	0.750%, 01/06/26		4,740	4,261,805
#	1.200%, 06/03/26		8,560	7,716,534

18

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

			Face Amount^	Value†
			(000)
CANADA — (Continued)
Toronto-Dominion Bank (The), Floating Rate Note, 3M Swap + 1.000%, FRN
(r)Ω	1.068%, 07/10/24	AUD	20,640	$14,616,169

TOTAL CANADA				153,303,796

DENMARK — (0.0%)
Kommunekredit
Ω	0.500%, 01/28/26		380	345,447

FRANCE — (1.8%)
BPCE SA
Ω	1.000%, 01/20/26		2,900	2,593,457
Caisse d’Amortissement de la Dette Sociale
Ω	0.375%, 05/27/24		4,600	4,375,152
Ω	0.625%, 02/18/26		5,800	5,289,327
SFIL SA
Ω	0.625%, 02/09/26		7,800	7,094,417
Societe Generale SA
Ω	1.375%, 07/08/25		1,000	922,518

TOTAL FRANCE				20,274,871

GERMANY — (4.7%)
Bayer U.S. Finance II LLC
Ω	4.250%, 12/15/25		1,700	1,706,471
BMW U.S. Capital LLC
Ω	3.250%, 04/01/25		807	799,193
Ω	2.800%, 04/11/26		1,163	1,122,255
Daimler Finance North America LLC
Ω	3.300%, 05/19/25		500	494,131
Ω	1.450%, 03/02/26		11,000	10,053,126
Deutsche Bank AG
	3.700%, 05/30/24		748	742,231
Kreditanstalt fuer Wiederaufbau
	1.250%, 08/28/23	NOK	70,000	7,387,019
Ω	1.625%, 04/03/24	NOK	10,000	1,050,798
	0.625%, 01/22/26		8,500	7,789,917
Landeskreditbank Baden-Wuerttemberg Foerderbank
	4.250%, 08/07/25	AUD	7,500	5,422,730
Landwirtschaftliche Rentenbank
Ω	4.750%, 05/06/26	AUD	9,900	7,339,362
NRW Bank
	1.050%, 03/31/26	AUD	2,800	1,790,287
Siemens Financieringsmaatschappij NV
	1.200%, 03/11/26		4,000	3,648,565

			Face Amount^	Value†
			(000)
GERMANY — (Continued)
Volkswagen Group of America Finance LLC
#Ω	2.850%, 09/26/24		1,000	$981,752
Ω	4.625%, 11/13/25		1,000	1,025,276
Volkswagen International Finance NV
Ω	0.875%, 01/16/23	EUR	300	317,958
VW Credit Canada, Inc.
	1.200%, 09/25/23	CAD	2,000	1,505,453

TOTAL GERMANY				53,176,524

IRELAND — (0.7%)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
#	2.875%, 08/14/24		5,000	4,809,516
	1.750%, 01/30/26		2,700	2,400,274
	4.450%, 04/03/26		150	146,413

TOTAL IRELAND				7,356,203

ITALY — (0.9%)
Enel Finance International NV
Ω	5.000%, 09/14/22	EUR	2,000	2,149,048
Intesa Sanpaolo SpA
Ω	3.125%, 07/14/22		400	400,441
Republic of Italy Government International Bond
	6.875%, 09/27/23		2,500	2,628,310
	2.375%, 10/17/24		4,562	4,443,844
UniCredit SpA
Ω	7.830%, 12/04/23		500	524,910

TOTAL ITALY				10,146,553

JAPAN — (4.3%)
7-Eleven, Inc.
Ω	0.950%, 02/10/26		1,000	894,347
Aircastle Ltd.
Ω	5.250%, 08/11/25		7,500	7,481,296
Honda Canada Finance, Inc.
	2.488%, 12/19/22	CAD	5,000	3,889,308
	2.537%, 03/01/23	CAD	3,500	2,712,272
Mitsubishi Corp.
Ω	3.375%, 07/23/24		250	250,120
Mitsubishi UFJ Financial Group, Inc.
	1.412%, 07/17/25		2,300	2,120,930
	2.757%, 09/13/26		2,000	1,893,662
Nissan Motor Acceptance Co. LLC
Ω	2.000%, 03/09/26		7,495	6,684,747

19

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

			Face Amount^	Value†
			(000)
JAPAN — (Continued)
Nissan Motor Co. Ltd.
Ω	3.522%, 09/17/25		500	$482,749
Nomura Holdings, Inc.
	1.653%, 07/14/26		5,828	5,231,851
NTT Finance Corp.
Ω	1.162%, 04/03/26		4,920	4,442,088
	1.162%, 04/03/26		1,500	1,354,295
Sumitomo Mitsui Financial Group, Inc.
	0.948%, 01/12/26		2,300	2,059,518
	2.632%, 07/14/26		4,000	3,788,918
Toyota Credit Canada, Inc.
	3.040%, 07/12/23	CAD	6,000	4,654,980
Toyota Motor Corp.
	1.339%, 03/25/26		163	149,971

TOTAL JAPAN				48,091,052

NETHERLANDS — (2.0%)
BNG Bank NV
Ω	3.250%, 07/15/25	AUD	7,000	4,927,922
Ω	0.875%, 05/18/26		15,500	14,183,393
Cooperatieve Rabobank UA
Ω	2.625%, 07/22/24		1,000	979,696
LeasePlan Corp. NV
Ω	2.875%, 10/24/24		1,000	964,450
Shell International Finance BV
#	2.875%, 05/10/26		1,000	973,426

TOTAL NETHERLANDS				22,028,887

NEW ZEALAND — (0.3%)
New Zealand Government Bond
Ω	5.500%, 04/15/23	NZD	5,500	3,637,226

NORWAY — (4.1%)
Aker BP ASA
	3.000%, 01/15/25		5,900	5,752,051
Ω	3.000%, 01/15/25		1,000	974,924
Ω	2.875%, 01/15/26		1,300	1,238,476
Kommunalbanken AS
	4.250%, 07/16/25	AUD	90	65,268
Ω	0.500%, 01/13/26		7,000	6,380,420
Norway Government Bond
Ω	3.000%, 03/14/24	NOK	270,000	29,167,905
Ω	1.750%, 03/13/25	NOK	20,000	2,086,801

TOTAL NORWAY				45,665,845

SPAIN — (1.0%)
Banco Santander SA
	3.848%, 04/12/23		2,000	2,017,485

			Face Amount^	Value†
			(000)
SPAIN — (Continued)
Santander Holdings USA, Inc. 3.400%, 01/18/23			9,525	$9,551,253

TOTAL SPAIN				11,568,738

SUPRANATIONAL ORGANIZATION OBLIGATIONS — (7.1%)
African Development Bank
	0.875%, 03/23/26		15,000	13,830,435
Asian Development Bank
	0.500%, 05/05/26	AUD	5,400	3,392,550
Asian Infrastructure
	Investment Bank
Ω	1.000%, 05/06/26	AUD	200	127,747
European Bank for Reconstruction & Development
	0.500%, 01/28/26		15,000	13,655,374
European Investment Bank
	2.250%, 06/24/24		25,800	25,509,996
Inter-American Development Bank
	3.000%, 02/21/24		5,000	5,024,572
Ω	2.750%, 10/30/25	AUD	10,000	6,922,041
	0.875%, 04/20/26		3,388	3,113,397
International Bank for Reconstruction & Development
	0.500%, 05/18/26	AUD	1,800	1,129,755
Nordic Investment Bank
	1.875%, 04/10/24	NOK	47,890	5,052,674
#	0.500%, 01/21/26		2,000	1,820,767

TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS				79,579,308

SWEDEN — (1.2%)
Kommuninvest I Sverige AB
Ω	0.250%, 06/01/22	SEK	57,430	5,848,059
Swedbank AB
Ω	1.538%, 11/16/26		7,900	7,193,266

TOTAL SWEDEN				13,041,325

SWITZERLAND — (1.5%)
Credit Suisse Group AG
	3.750%, 03/26/25		5,207	5,104,189
	4.550%, 04/17/26		1,600	1,595,529
Roche Holdings, Inc.
Ω	0.991%, 03/05/26		2,550	2,333,414
UBS Group AG
Ω	4.125%, 09/24/25		3,000	2,995,889
Ω	4.125%, 04/15/26		5,000	4,958,723

TOTAL SWITZERLAND				16,987,744

20

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

			Face Amount^	Value†
			(000)
UNITED KINGDOM — (3.6%)
	AstraZeneca PLC
	0.700%, 04/08/26		9,900	$8,853,377
	Barclays PLC
	3.650%, 03/16/25		500	492,116
	4.375%, 01/12/26		3,300	3,288,506
	BAT Capital Corp.
	3.222%, 08/15/24		3,500	3,451,354
BAT International Finance PLC
Ω	0.875%, 10/13/23	EUR	3,000	3,156,065
	1.668%, 03/25/26		1,000	897,035
	CNH Industrial Capital LLC
	4.200%, 01/15/24		380	384,620
	HSBC Bank Canada
	2.542%, 01/31/23	CAD	5,000	3,885,105
	HSBC Holdings PLC
Ω	3.196%, 12/05/23	CAD	4,000	3,092,858
	4.300%, 03/08/26		1,000	1,001,227
	Nationwide Building Society
Ω	1.500%, 10/13/26		9,000	8,070,359
	Natwest Group PLC
	4.800%, 04/05/26		4,200	4,236,480

TOTAL UNITED KINGDOM.				40,809,102

UNITED STATES — (38.0%)
	AbbVie, Inc.
	3.200%, 05/14/26		300	292,123
	Ally Financial, Inc.
	3.875%, 05/21/24		4,000	4,013,760
	Amazon.com, Inc.
	1.000%, 05/12/26		29,310	26,723,219
	Amcor Finance USA, Inc.
	3.625%, 04/28/26		551	541,991
	American Express Co.
	2.500%, 07/30/24		2,500	2,447,374
	American Tower Corp.
#	4.000%, 06/01/25		2,000	1,996,372
#	1.300%, 09/15/25		1,000	914,664
	1.600%, 04/15/26		1,500	1,362,997
	3.375%, 10/15/26		3,000	2,881,188
	Ameriprise Financial, Inc.
	2.875%, 09/15/26		1,000	968,661
	Amgen, Inc.
#	2.600%, 08/19/26		4,000	3,819,431
	Anthem, Inc.
	2.375%, 01/15/25		1,000	968,310
	1.500%, 03/15/26		3,700	3,405,213
	Apple, Inc.
	0.700%, 02/08/26		180	164,394
	3.250%, 02/23/26		3,000	2,994,270
	Ares Capital Corp.
	3.250%, 07/15/25		6,314	6,012,094
	3.875%, 01/15/26		1,300	1,248,040
	2.150%, 07/15/26		500	443,486

			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
	Arizona Public Service Co.
	3.150%, 05/15/25		3,000	$2,947,362
	Assurant, Inc.
	4.200%, 09/27/23		1,500	1,519,454
	AT&T, Inc.
	2.500%, 03/15/23	EUR	5,000	5,350,011
	4.125%, 02/17/26		1,100	1,126,379
	Autodesk, Inc.
	3.600%, 12/15/22		2,239	2,248,456
	AutoZone, Inc.
	3.250%, 04/15/25		2,000	1,972,296
	Avnet, Inc.
	4.625%, 04/15/26		2,000	2,006,288
	Bank of America Corp.
#	3.875%, 08/01/25		1,000	1,003,189
	3.500%, 04/19/26		3,000	2,944,385
	Boardwalk Pipelines LP
	4.950%, 12/15/24		355	362,832
	5.950%, 06/01/26		200	210,087
	Boeing Co.
#	2.600%, 10/30/25		5,194	4,925,745
	Boeing Co. (The)
	3.100%, 05/01/26		1,100	1,040,390
	2.250%, 06/15/26		154	140,759
	Booking Holdings, Inc.
#	3.650%, 03/15/25		1,000	1,001,804
	Bristol-Myers Squibb Co.
	3.200%, 06/15/26		1,313	1,300,730
	Broadcom, Inc.
	4.250%, 04/15/26		1,000	1,035,282
	Brown & Brown, Inc.
#	4.200%, 09/15/24		1,429	1,440,394
	Bunge Ltd. Finance Corp.
#	1.630%, 08/17/25		500	464,005
	Campbell Soup Co.
	3.650%, 03/15/23		286	287,870
	Capital One Financial Corp.
	3.750%, 04/24/24		700	700,913
	3.200%, 02/05/25		1,000	982,797
	Cargill, Inc.
#Ω	0.750%, 02/02/26		1,300	1,173,834
	Carrier Global Corp.
	2.242%, 02/15/25		436	417,365
	Celanese U.S. Holdings LLC
	1.400%, 08/05/26		1,000	886,940
	Charles Schwab Corp.
#	0.900%, 03/11/26		2,000	1,813,577
	1.150%, 05/13/26		2,500	2,269,899
	Chevron Corp.
	3.326%, 11/17/25		3,000	2,987,670
#	2.954%, 05/16/26		2,000	1,955,738
	Church & Dwight Co., Inc.
#	2.875%, 10/01/22		2,000	2,005,142

21

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

		Face Amount^	Value†
		(000)
	UNITED STATES — (Continued)
	Cigna Corp.
	1.250%, 03/15/26	8,000	$7,266,631
	Cintas Corp. No. 2
	3.450%, 05/01/25	1,750	1,742,639
	Citigroup, Inc.
	3.700%, 01/12/26	1,000	988,880
	3.400%, 05/01/26	5,000	4,872,912
	3.200%, 10/21/26	2,000	1,927,747
	Citrix Systems, Inc.
	1.250%, 03/01/26	1,000	972,850
	CNA Financial Corp.
	3.950%, 05/15/24	7,000	7,043,120
	Comcast Corp.
	3.150%, 03/01/26	2,000	1,963,967
	Conagra Brands, Inc.
	4.300%, 05/01/24	1,409	1,426,676
	Constellation Energy Generation LLC
#	3.250%, 06/01/25	2,000	1,959,668
	Crown Castle International Corp.
	3.200%, 09/01/24	5,000	4,958,894
#	1.050%, 07/15/26	2,500	2,207,299
	Discover Financial Services
	4.500%, 01/30/26	2,017	2,040,807
	Discovery Communications LLC
	3.450%, 03/15/25	200	196,271
	DXC Technology Co.
	1.800%, 09/15/26	285	254,700
	Edison International
	2.400%, 09/15/22	1,300	1,295,152
	4.950%, 04/15/25	6,000	6,104,223
	Energy Transfer LP
	4.050%, 03/15/25	300	298,330
#	2.900%, 05/15/25	5,000	4,826,145
	Enterprise Products
	Operating LLC
#	3.350%, 03/15/23	1,200	1,206,411
	Equifax, Inc.
	3.300%, 12/15/22	1,000	1,003,696
	Equinix, Inc.
#	2.625%, 11/18/24	4,000	3,893,000
#	1.250%, 07/15/25	3,500	3,219,899
#	1.450%, 05/15/26	600	540,988
	ERAC USA Finance LLC
Ω	3.850%, 11/15/24	4,000	4,027,103
	Exelon Corp.
	3.950%, 06/15/25	1,700	1,713,022
	Expedia Group, Inc.
#	5.000%, 02/15/26	3,000	3,065,501
	Fidelity & Guaranty Life Holdings, Inc.
Ω	5.500%, 05/01/25	721	744,907

		Face Amount^	Value†
		(000)
	UNITED STATES — (Continued)
	Fidelity National Information Services, Inc.
	1.150%, 03/01/26	7,300	$6,600,607
	Fiserv, Inc.
#	3.200%, 07/01/26	3,750	3,631,785
	Flex Ltd.
	3.750%, 02/01/26	6,250	6,099,215
	General Motors Co.
	6.125%, 10/01/25	500	527,803
	General Motors Financial Co., Inc.
#	3.250%, 01/05/23	900	903,719
	2.750%, 06/20/25	2,000	1,916,473
	1.250%, 01/08/26	3,000	2,684,204
	5.250%, 03/01/26	1,500	1,540,305
	Georgia-Pacific LLC
Ω	3.600%, 03/01/25	125	125,082
#Ω	0.950%, 05/15/26	1,537	1,385,475
	Gilead Sciences, Inc.
	3.650%, 03/01/26	7,379	7,328,814
	GlaxoSmithKline Capital PLC
#	3.000%, 06/01/24	1,000	997,176
	Global Payments, Inc.
	3.750%, 06/01/23	1,000	1,004,701
	1.500%, 11/15/24	1,000	944,583
	1.200%, 03/01/26	400	359,307
	Goldman Sachs Group, Inc.
#	3.750%, 02/25/26	6,700	6,654,592
	Harley-Davidson Financial Services, Inc.
Ω	2.550%, 06/09/22	1,924	1,924,559
	Hewlett Packard Enterprise Co.
	4.450%, 10/02/23	3,130	3,175,783
	Humana, Inc.
	3.850%, 10/01/24	6,850	6,882,001
	Hyatt Hotels Corp.
	4.850%, 03/15/26	900	905,927
	International Business Machines Corp.
	3.000%, 05/15/24	6,000	5,971,195
	3.300%, 05/15/26	2,200	2,169,196
	Interpublic Group of Cos., Inc.
	4.200%, 04/15/24	1,002	1,013,346
	Jabil, Inc.
	1.700%, 04/15/26	4,000	3,608,346
	JM Smucker Co.
	3.500%, 03/15/25	1,000	997,231
	JPMorgan Chase & Co.
	3.300%, 04/01/26	7,900	7,717,816
	Juniper Networks, Inc.
	1.200%, 12/10/25	1,000	910,991

22

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
Kellogg Co.
	3.250%, 04/01/26		1,122	$1,102,045
Kinder Morgan, Inc.
	4.300%, 06/01/25		2,000	2,017,107
Laboratory Corp. of America Holdings
	1.550%, 06/01/26		2,000	1,824,954
Lazard Group LLC
	3.750%, 02/13/25		2,460	2,456,779
Marathon Petroleum Corp.
	4.700%, 05/01/25		3,900	3,958,082
Marsh & McLennan Cos., Inc.
#	3.500%, 06/03/24		2,000	2,007,472
McDonald’s Corp.
	3.700%, 01/30/26		1,287	1,290,110
McKesson Corp.
	0.900%, 12/03/25		1,600	1,449,847
Medtronic, Inc.
	3.500%, 03/15/25		3,000	3,009,850
Morgan Stanley
	3.000%, 02/07/24	CAD	11,500	8,827,782
MPLX LP
	4.875%, 12/01/24		165	168,161
	1.750%, 03/01/26		3,900	3,561,794
Mylan, Inc.
Ω	3.125%, 01/15/23		3,550	3,550,526
	4.200%, 11/29/23		331	333,769
National Retail Properties, Inc.
	3.900%, 06/15/24		5,000	5,029,878
National Rural Utilities Cooperative Finance Corp.
#	1.000%, 06/15/26		2,600	2,331,471
NetApp, Inc.
	3.250%, 12/15/22		500	501,432
#	1.875%, 06/22/25		7,000	6,596,008
Nuveen Finance LLC
Ω	4.125%, 11/01/24		7,000	7,039,224
ONEOK, Inc.
	2.750%, 09/01/24		3,000	2,925,780
Oracle Corp.
	1.650%, 03/25/26		7,450	6,731,018
Paramount Global
#	4.750%, 05/15/25		2,038	2,088,130
Penske Truck Leasing Canada, Inc.
	2.850%, 12/07/22	CAD	1,000	779,605
Penske Truck Leasing Co. LP/PTL Finance Corp.
Ω	4.000%, 07/15/25		2,000	1,991,952
Ω	4.450%, 01/29/26		1,715	1,720,459
Ω	1.700%, 06/15/26		4,000	3,627,368

		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
Philip Morris International, Inc.
2.875%, 05/01/24		500	$497,763
# 2.750%, 02/25/26		3,395	3,286,436
# 0.875%, 05/01/26		1,497	1,343,846
Phillips 66
1.300%, 02/15/26		3,500	3,199,197
Phillips 66 Partners LP
2.450%, 12/15/24		851	821,988
PPG Industries, Inc.
1.200%, 03/15/26		1,202	1,094,983
Public Storage
# 0.875%, 02/15/26		4,000	3,616,286
PulteGroup, Inc.
5.500%, 03/01/26		1,000	1,043,387
PVH Corp.
4.625%, 07/10/25		2,369	2,383,420
Roper Technologies, Inc.
1.000%, 09/15/25		1,500	1,372,421
Ross Stores, Inc.
4.600%, 04/15/25		2,000	2,044,270
Royalty Pharma PLC
1.200%, 09/02/25		6,000	5,447,486
Ryder System, Inc.
3.400%, 03/01/23		2,325	2,339,329
2.500%, 09/01/24		2,000	1,944,630
Sempra Energy
3.300%, 04/01/25		3,531	3,481,813
Simon Property Group LP
# 2.000%, 09/13/24		5,000	4,846,251
3.500%, 09/01/25		3,500	3,474,980
Southwest Airlines Co.
4.750%, 05/04/23		1,000	1,017,438
5.250%, 05/04/25		4,500	4,651,740
Southwestern Electric Power Co.
1.650%, 03/15/26		5,345	4,922,685
Steel Dynamics, Inc.
2.400%, 06/15/25		2,100	2,004,059
United Parcel Service, Inc.
2.125%, 05/21/24	CAD	5,000	3,794,613
UnitedHealth Group, Inc.
# 1.150%, 05/15/26		1,250	1,139,588
Utah Acquisition Sub, Inc.
3.950%, 06/15/26		2,000	1,941,797
Valero Energy Corp.
2.850%, 04/15/25		514	499,979
Ventas Realty LP
3.500%, 04/15/24		1,000	996,400
Verizon Communications, Inc.
3.376%, 02/15/25		1,000	999,040
# 1.450%, 03/20/26		7,100	6,507,254
VMware, Inc.
1.400%, 08/15/26		3,725	3,338,826

23

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
Walgreens Boots Alliance, Inc.
3.450%, 06/01/26		677	$664,493
Wells Fargo & Co.
3.184%, 02/08/24	CAD	4,250	3,273,226
3.550%, 09/29/25		2,500	2,480,202
3.000%, 04/22/26		4,000	3,849,480
2.975%, 05/19/26	CAD	1,000	740,567
Western Union Co. (The)
1.350%, 03/15/26		3,062	2,774,254
Whirlpool Corp.
3.700%, 03/01/23		1,000	1,007,659
Williams Cos., Inc. (The)
3.700%, 01/15/23		1,670	1,677,522
WRKCo, Inc.
4.650%, 03/15/26		500	511,219

TOTAL UNITED STATES			427,411,980

TOTAL BONDS			1,038,843,036

	Face Amount^	Value†
	(000)
U.S. TREASURY OBLIGATIONS — (5.1%)
U.S. Treasury Notes
0.250%, 03/15/24	12,000	$11,469,844
0.375%, 04/15/24	28,000	26,759,687
0.375%, 07/15/24	20,000	18,977,344

TOTAL U.S. TREASURY OBLIGATIONS		57,206,875

TOTAL INVESTMENT SECURITIES (Cost $1,176,885,513)		1,096,049,911

	Shares
SECURITIES LENDING COLLATERAL — (2.5%)
@§ The DFA Short Term Investment Fund	2,414,201	27,925,063

TOTAL INVESTMENTS — (100.0%) (Cost $1,204,811,343)		$1,123,974,974

As of April 30, 2022, DFA Selectively Hedged Global Fixed Income Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	51,230,882	CAD	65,358,899	State Street Bank and Trust	05/26/22	$355,801
USD	62,866,581	CAD	78,544,984	HSBC Bank	05/27/22	1,727,496
USD	5,308,555	GBP	4,044,780	Morgan Stanley and Co. International	06/29/22	221,835
USD	112,782,444	AUD	149,206,514	Barclays Capital	07/05/22	7,241,216
USD	6,119,518	SEK	57,610,987	HSBC Bank	07/06/22	241,267
USD	15,873,815	EUR	14,510,938	State Street Bank and Trust	07/08/22	515,598

Total Appreciation						$10,303,213
NZD	76,843,492	USD	53,243,703	Bank of New York	05/16/22	$(3,632,113)
CAD	9,318,336	USD	7,273,590	Bank of America Corp.	05/27/22	(20,237)
CAD	2,369,212	USD	1,859,717	Citibank, N.A.	05/27/22	(15,533)
GBP	2,020,793	USD	2,644,659	Bank of America Corp.	06/29/22	(103,307)
NOK	78,425,981	USD	8,985,837	Royal Bank of Scotland	07/01/22	(622,409)
AUD	13,026,156	USD	9,686,158	Australia And New Zealand Banking Group	07/05/22	(472,106)
AUD	5,689,625	USD	4,041,164	JP Morgan	07/05/22	(16,607)
EUR	2,223,318	USD	2,426,729	Australia And New Zealand Banking Group	07/08/22	(73,594)
EUR	1,738,414	USD	1,843,625	Bank of America Corp.	07/08/22	(3,707)

Total (Depreciation)						$(4,959,613)

Total Appreciation (Depreciation)						$5,343,600

24

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

Summary of the Portfolio’s investments as of April 30, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Bonds
Australia	—	$77,008,270	—	$77,008,270
Belgium	—	8,410,165	—	8,410,165
Canada	—	153,303,796	—	153,303,796
Denmark	—	345,447	—	345,447
France	—	20,274,871	—	20,274,871
Germany	—	53,176,524	—	53,176,524
Ireland	—	7,356,203	—	7,356,203
Italy	—	10,146,553	—	10,146,553
Japan	—	48,091,052	—	48,091,052
Netherlands	—	22,028,887	—	22,028,887
New Zealand	—	3,637,226	—	3,637,226
Norway	—	45,665,845	—	45,665,845
Spain	—	11,568,738	—	11,568,738
Supranational Organization Obligations	—	79,579,308	—	79,579,308
Sweden	—	13,041,325	—	13,041,325
Switzerland	—	16,987,744	—	16,987,744
United Kingdom	—	40,809,102	—	40,809,102
United States	—	427,411,980	—	427,411,980
U.S. Treasury Obligations	—	57,206,875	—	57,206,875
Securities Lending Collateral	—	27,925,063	—	27,925,063
Forward Currency Contracts**	—	5,343,600	—	5,343,600

TOTAL	—	$1,129,318,574	—	$1,129,318,574

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

25

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

			Face Amount^	Value†
			(000)
BONDS — (75.4%)
AUSTRALIA — (9.1%)
Australia & New Zealand Banking Group Ltd.
#	3.700%, 11/16/25		25,712	$25,942,625
Australia Government Bond
Ω	3.250%, 04/21/25	AUD	26,700	19,151,489
Ω	0.250%, 11/21/25	AUD	260,740	168,343,319
Ω	4.250%, 04/21/26	AUD	11,750	8,739,206
Ω	0.500%, 09/21/26	AUD	11,200	7,142,380
Bank of New Zealand
Ω	1.000%, 03/03/26		6,717	6,058,971
Commonwealth Bank of Australia
Ω	1.125%, 06/15/26		154,303	138,930,594
National Australia Bank Ltd.
(r)	3M Swap + 0.920%, FRN, 1.100%, 06/19/24	AUD	22,250	15,801,869
Ω	1.388%, 01/12/25		13,200	12,516,900
(r)	3M Swap + 0.770%, FRN, 1.180%, 01/21/25	AUD	52,110	36,853,111
	3.375%, 01/14/26		42,854	42,643,472
New South Wales Treasury Corp.
Ω	4.000%, 05/20/26	AUD	193,900	141,653,528
Queensland Treasury Corp.
Ω	3.250%, 07/21/26	AUD	122,000	86,531,023
South Australian Government Financing Authority
Ω	3.000%, 07/20/26	AUD	54,500	38,276,959
Treasury Corp. of Victoria
	0.500%, 11/20/25	AUD	124,420	80,287,582
Westpac Banking Corp.
(r)Ω	3M Swap + 1.140%, FRN, 1.667%, 04/24/24	AUD	36,100	25,746,337
(r)Ω	3M Swap + 0.880%, FRN, 0.958%, 08/16/24	AUD	44,600	31,652,258
	1.019%, 11/18/24		2,000	1,894,662
#	2.350%, 02/19/25		25,956	25,234,881
#	2.850%, 05/13/26		57,130	55,543,654
#	1.150%, 06/03/26		113,167	102,689,173
Ω	4.125%, 06/04/26	AUD	15,300	10,905,676

TOTAL AUSTRALIA				1,082,539,669

			Face Amount^	Value†
			(000)
AUSTRIA — (0.9%)
Oesterreichische Kontrollbank AG
	0.500%, 09/16/24		61,554	$58,181,862
	0.375%, 09/17/25		55,300	50,575,168

TOTAL AUSTRIA				108,757,030

BELGIUM — (1.9%)
Dexia Credit Local SA
Ω	0.500%, 07/16/24		47,486	44,992,035
Ω	1.125%, 04/09/26		184,130	170,146,382
Ω	1.125%, 04/09/26		17,400	16,078,570

TOTAL BELGIUM.				231,216,987

CANADA — (13.5%)
Bank of Montreal
	2.700%, 09/11/24	CAD	67,550	51,732,684
Bank of Nova Scotia
	2.290%, 06/28/24	CAD	70,000	53,248,823
Canadian Imperial Bank of Commerce
	3.300%, 05/26/25	CAD	25,000	19,308,761
CDP Financial, Inc.
Ω	0.875%, 06/10/25		10,820	10,122,651
Ω	1.000%, 05/26/26		35,550	32,714,665
CPPIB Capital, Inc.
#Ω	0.875%, 09/09/26		415,950	377,547,271
Manitoba, Province of Canada
	2.600%, 04/16/24		32,000	31,849,952
Ontario Teachers’ Finance Trust
#Ω	0.875%, 09/21/26		168,686	152,622,427
Ontario, Province of Canada
	3.050%, 01/29/24		60,000	60,261,248
Province of Alberta Canada
	2.200%, 06/01/26	CAD	26,281	19,701,391
Province of British Columbia Canada
	0.900%, 07/20/26		9,671	8,812,602
Province of Ontario Canada
#	0.625%, 01/21/26		145,200	132,429,660
#	1.050%, 04/14/26		146,043	134,635,581
PSP Capital, Inc.
Ω	0.500%, 09/15/24		7,187	6,787,536
Ω	1.000%, 06/29/26		76,871	70,286,999
Quebec, Province of Canada
	2.500%, 04/09/24		92,463	91,917,468
Royal Bank of Canada
Ω	4.200%, 06/22/26	AUD	6,439	4,580,639

26

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

			Face Amount^	Value†
			(000)
CANADA — (Continued)
Toronto-Dominion Bank
	3.226%, 07/24/24	CAD	84,000	$65,117,409
#	0.750%, 09/11/25		12,650	11,491,051
Ω	1.128%, 12/09/25	CAD	77,600	54,497,894
#	0.750%, 01/06/26		91,570	82,331,952
#	1.200%, 06/03/26		151,863	136,899,059

TOTAL CANADA				1,608,897,723

DENMARK — (1.4%)
Kommunekredit
Ω	0.500%, 01/28/26		179,735	163,391,794

FINLAND — (2.1%)
Finnvera Oyj
Ω	1.125%, 10/27/26		51,174	46,940,007
Kuntarahoitus Oyj
Ω	0.625%, 03/20/26		181,228	165,338,098
Nordea Bank Abp
#Ω	0.750%, 08/28/25		37,450	34,082,947

TOTAL FINLAND				246,361,052

FRANCE — (4.4%)
Agence Francaise de Developpement EPIC
Ω	0.625%, 01/22/26		181,800	166,033,291
Caisse d’Amortissement de la Dette Sociale
Ω	0.375%, 05/27/24		44,000	41,849,280
Ω	0.625%, 02/18/26		219,983	200,614,144
SFIL SA
Ω	0.625%, 02/09/26		129,200	117,512,642

TOTAL FRANCE				526,009,357

GERMANY — (3.7%)
Erste Abwicklungsanstalt
Ω	0.875%, 10/30/24		64,800	61,728,540
Kreditanstalt fuer Wiederaufbau
	0.250%, 03/08/24		55,900	53,417,273
Ω	4.000%, 02/27/25	AUD	18,390	13,264,115
	0.625%, 01/22/26		40,396	37,021,353
	3.200%, 09/11/26	AUD	15,800	11,037,752
Landeskreditbank Baden-Wuerttemberg Foerderbank
	2.000%, 07/23/24		10,154	9,963,288
	4.250%, 08/07/25	AUD	2,300	1,662,971
Landwirtschaftliche Rentenbank
	4.750%, 04/08/24	AUD	10,000	7,304,751
Ω	4.250%, 01/09/25	AUD	3,400	2,468,174
	0.500%, 05/27/25		1,253	1,162,358
	0.875%, 03/30/26		121,435	111,818,390
Ω	4.750%, 05/06/26	AUD	31,370	23,256,139

			Face Amount^	Value†
			(000)
GERMANY — (Continued)
NRW Bank
Ω	0.875%, 03/09/26		10,506	$9,660,300
	1.050%, 03/31/26	AUD	27,092	17,322,306
State of North Rhine-Westphalia Germany
Ω	1.000%, 04/21/26		89,700	82,777,810

TOTAL GERMANY				443,865,520

NETHERLANDS — (3.1%)
BNG Bank NV
Ω	3.250%, 07/15/25	AUD	29,775	20,961,268
Ω	0.500%, 11/24/25		52,014	47,582,839
Ω	1.900%, 11/26/25	AUD	5,690	3,803,155
Ω	2.375%, 03/16/26		66,500	64,821,806
Ω	0.875%, 05/18/26		90,890	83,169,585
Ω	0.875%, 05/18/26		31,454	28,805,742
Cooperatieve Rabobank UA
#	1.375%, 01/10/25		54,684	51,793,694
Nederlandse Waterschapsbank NV
Ω	0.500%, 12/02/25		10,755	9,818,910
Shell International Finance BV
#	3.250%, 05/11/25		26,035	25,952,968
#	2.875%, 05/10/26		26,274	25,575,794

TOTAL NETHERLANDS.				362,285,761

NEW ZEALAND — (1.0%)
New Zealand Government Bond
	0.500%, 05/15/24	NZD	41,000	25,017,208
Ω	2.750%, 04/15/25	NZD	10,000	6,328,106
	0.500%, 05/15/26	NZD	56,900	32,559,742
New Zealand Local Government Funding Agency Bond
Ω	2.250%, 04/15/24	NZD	86,399	54,089,425
	2.750%, 04/15/25	NZD	9,466	5,882,055

TOTAL NEW ZEALAND				123,876,536

NORWAY — (2.7%)
Equinor ASA
#	1.750%, 01/22/26		18,950	17,751,010
Kommunalbanken AS
	2.000%, 06/19/24		4,900	4,814,524
	4.250%, 07/16/25	AUD	26,792	19,429,737
	4.000%, 08/20/25	NZD	943	604,887
Ω	0.375%, 09/11/25		3,470	3,175,002
Ω	0.500%, 01/13/26		100,500	91,604,599
	0.600%, 06/01/26	AUD	21,226	13,319,277
Ω	1.125%, 10/26/26		182,196	167,265,641

TOTAL NORWAY				317,964,677

27

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

			Face Amount^	Value†
			(000)
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (15.9%)
African Development Bank
	0.875%, 03/23/26		161,877	$149,255,287
	4.500%, 06/02/26	AUD	24,000	17,613,779
	0.875%, 07/22/26		90,194	82,477,001
Asian Development Bank
	1.625%, 03/15/24		44,500	43,609,301
	0.375%, 06/11/24		17,000	16,165,049
	3.750%, 03/12/25	AUD	25,500	18,264,548
#	0.500%, 02/04/26		9,728	8,864,330
#	1.000%, 04/14/26		191,871	177,340,609
	0.500%, 05/05/26	AUD	22,755	14,295,826
Asian Infrastructure Investment Bank
	2.250%, 05/16/24		25,326	25,026,154
	0.500%, 10/30/24		27,477	25,809,583
#	0.500%, 01/27/26		317,538	287,726,717
Ω	1.000%, 05/06/26	AUD	12,400	7,920,307
European Bank for Reconstruction & Development
	0.500%, 01/28/26		319,827	291,157,154
European Investment Bank
	3.250%, 01/29/24		10,500	10,597,827
#	2.250%, 06/24/24		43,200	42,714,412
	0.750%, 09/09/24	NOK	113,000	11,580,532
Ω	2.900%, 10/17/25	AUD	6,252	4,354,542
#	0.375%, 12/15/25		50,424	45,951,233
#	0.375%, 03/26/26		74,925	67,687,994
Inter-American Development Bank
	3.000%, 02/21/24		12,300	12,360,447
	4.750%, 08/27/24	AUD	20,500	15,018,155
	0.500%, 09/23/24		3,628	3,430,582
Ω	2.750%, 10/30/25	AUD	21,735	15,045,057
#	0.875%, 04/20/26		103,197	94,832,712
	4.250%, 06/11/26	AUD	56,000	40,680,692
Inter-American Investment Corp.
Ω	1.750%, 10/02/24		4,860	4,724,047
Ω	0.625%, 02/10/26		8,518	7,762,434
International Bank for Reconstruction & Development
	2.500%, 03/19/24		110,143	109,667,879
	2.250%, 03/28/24		37,370	36,985,407
	1.375%, 02/19/25	NZD	8,388	5,032,050
	0.625%, 01/14/26	CAD	64,576	46,026,328
	0.500%, 05/18/26	AUD	41,779	26,222,243
International Finance Corp.
Ω	4.000%, 04/03/25	AUD	38,852	28,025,802
Ω	3.200%, 07/22/26	AUD	107,200	74,911,350
Nordic Investment Bank
#	0.500%, 01/21/26		28,100	25,581,781

TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS				1,894,719,151

			Face Amount^	Value†
			(000)
SWEDEN — (3.9%)
Skandinaviska Enskilda Banken AB
#Ω	0.850%, 09/02/25		59,880	$54,726,727
Ω	1.400%, 11/19/25		159,000	147,771,420
#Ω	1.200%, 09/09/26		182,950	164,511,106
Svensk Exportkredit AB
	0.375%, 07/30/24		72,022	68,101,473
	0.625%, 10/07/24		22,000	20,817,500
Svenska Handelsbanken AB
#Ω	0.550%, 06/11/24		4,500	4,243,968

TOTAL SWEDEN				460,172,194

SWITZERLAND — (1.7%)
Nestle Holdings, Inc.
Ω	3.500%, 09/24/25		2,850	2,875,499
#Ω	0.625%, 01/15/26		28,481	25,768,162
Novartis Capital Corp.
#	3.400%, 05/06/24		10,000	10,073,090
#	3.000%, 11/20/25		24,190	23,982,205
Roche Holdings, Inc.
#Ω	1.882%, 03/08/24		106,000	104,008,318
#Ω	0.991%, 03/05/26		36,750	33,628,607
Ω	2.625%, 05/15/26		6,253	6,064,313

TOTAL SWITZERLAND				206,400,194

UNITED STATES — (10.1%)
Amazon.com, Inc.
	2.730%, 04/13/24		120,000	119,868,037
#	0.450%, 05/12/24		29,300	27,970,483
#	0.800%, 06/03/25		7,931	7,405,572
	1.000%, 05/12/26		217,070	197,912,287
Apple, Inc.
	1.125%, 05/11/25		30,301	28,562,872
#	3.200%, 05/13/25		24,000	24,059,545
#	0.550%, 08/20/25		60,000	55,278,605
#	0.700%, 02/08/26		234,673	214,327,161
	3.250%, 02/23/26		8,458	8,441,845
Ω	3.600%, 06/10/26	AUD	4,150	2,924,472
Berkshire Hathaway, Inc.
#	3.125%, 03/15/26		39,087	38,801,756
Chevron Corp.
#	1.554%, 05/11/25		39,200	37,164,691
	3.326%, 11/17/25		7,847	7,814,749
	2.954%, 05/16/26		4,000	3,911,475
Chevron USA, Inc.
#	0.687%, 08/12/25		28,037	25,768,570
Exxon Mobil Corp.
#	2.709%, 03/06/25		9,300	9,165,178
#	2.275%, 08/16/26		10,000	9,565,581
Johnson & Johnson
#	2.450%, 03/01/26		17,130	16,666,385
Merck & Co., Inc.
#	0.750%, 02/24/26		32,367	29,458,548

28

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
National Securities Clearing Corp.
	1.500%, 04/23/25	27,988	$26,426,883
Ω	1.500%, 04/23/25	26,428	24,953,897
#Ω	0.750%, 12/07/25	70,913	64,497,624
Ω	0.750%, 12/07/25	21,975	19,986,960
Procter & Gamble Co.
#	0.550%, 10/29/25	26,600	24,477,940
#	1.000%, 04/23/26	32,107	29,347,520
Texas Instruments, Inc.
	1.375%, 03/12/25	10,000	9,502,732
Visa, Inc.
	3.150%, 12/14/25	29,894	29,683,700
Walmart, Inc.
#	1.050%, 09/17/26	122,100	111,126,190

TOTAL UNITED STATES			1,205,071,258

TOTAL BONDS			8,981,528,903

U.S. TREASURY OBLIGATIONS — (22.0%)
U.S. Treasury Notes
	0.875%, 01/31/24	300,000	290,906,250
	0.125%, 02/15/24	434,000	414,893,827

		Face Amount^	Value†
		(000)
	2.750%, 02/15/24	200,000	$200,320,312
	2.125%, 02/29/24	125,000	123,803,711
	2.375%, 02/29/24	225,000	223,839,844
	0.250%, 03/15/24	250,000	238,955,078
	0.375%, 04/15/24	25,000	23,892,578
	0.625%, 10/15/24	167,000	158,271,641
	0.750%, 11/15/24	450,000	426,796,875
	1.000%, 12/15/24	549,000	523,394,300

TOTAL U.S. TREASURY OBLIGATIONS			2,625,074,416

TOTAL INVESTMENT SECURITIES (Cost $12,380,749,814)			11,606,603,319

		Shares
SECURITIES LENDING COLLATERAL — (2.6%)
@§	The DFA Short Term Investment Fund	26,329,078	304,548,449

TOTAL INVESTMENTS — (100.0%) (Cost $12,685,309,982)			$11,911,151,768

As of April 30, 2022, DFA Five-Year Global Fixed Income Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	102,304,688	AUD	143,575,371	JP Morgan	05/02/22	$861,510
USD	100,811,997	AUD	141,770,681	Mellon Bank	05/06/22	639,548
USD	136,330,117	NZD	196,206,434	UBS AG	05/13/22	9,655,955
USD	20,804,251	NZD	30,749,132	Bank of America Corp.	05/17/22	952,019
USD	44,163,892	CAD	55,198,011	HSBC Bank	05/24/22	1,198,018
USD	68,874,805	CAD	87,827,608	Bank of America Corp.	05/26/22	510,178
USD	112,088,286	CAD	140,314,975	State Street Bank and Trust	06/01/22	2,867,595
USD	41,647,942	AUD	58,439,153	HSBC Bank	06/02/22	335,574
USD	75,268,968	AUD	106,304,969	HSBC Bank	06/06/22	113,360
USD	37,174,305	CAD	46,457,829	State Street Bank and Trust	06/06/22	1,012,404
SGD	8,341,700	USD	6,013,406	HSBC Bank	06/08/22	17,987
USD	19,213,186	SGD	26,148,760	Societe Generale	06/08/22	306,555
USD	102,879,949	AUD	137,107,271	Bank of New York	06/29/22	5,907,589
USD	105,456,056	AUD	140,113,009	Bank of New York	06/30/22	6,356,034
USD	23,628,710	NOK	206,090,863	Citibank, N.A.	07/05/22	1,650,374
USD	108,523,065	CAD	136,752,834	Barclays Capital	07/07/22	2,093,947
USD	104,558,171	AUD	139,804,192	State Street Bank and Trust	07/07/22	5,664,659
USD	92,496,656	AUD	124,083,151	State Street Bank and Trust	07/08/22	4,722,423
USD	74,113,089	CAD	93,465,425	UBS AG	07/11/22	1,374,637
USD	100,861,698	AUD	135,876,520	HSBC Bank	07/12/22	4,739,179
USD	104,638,339	AUD	140,360,755	HSBC Bank	07/13/22	5,342,044
USD	89,371,593	AUD	121,221,196	HSBC Bank	07/18/22	3,608,776

29

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	97,324,739	AUD	130,817,322	HSBC Bank	07/19/22	$4,771,343
USD	97,292,388	AUD	130,768,635	Barclays Capital	07/20/22	4,772,027
USD	65,525,159	AUD	89,581,084	HSBC Bank	07/21/22	2,144,512

Total Appreciation						$71,618,247
AUD	18,270,402	USD	13,229,779	Bank of America Corp.	05/02/22	$(320,826)
AUD	106,304,969	USD	75,227,774	HSBC Bank	05/02/22	(117,998)
AUD	19,000,000	USD	13,761,607	JP Morgan	05/02/22	(337,157)
AUD	37,272,963	USD	28,020,707	Bank of America Corp.	05/06/22	(1,684,344)
NZD	24,680,788	USD	16,734,196	Bank of America Corp.	05/13/22	(799,866)
CAD	22,741,356	USD	17,850,059	Bank of America Corp.	06/01/22	(148,267)
CAD	43,006,622	USD	34,463,168	State Street Bank and Trust	06/01/22	(986,962)
SGD	614,702	USD	452,139	Citibank, N.A.	06/08/22	(7,685)
SGD	17,192,358	USD	12,453,275	HSBC Bank	06/08/22	(22,493)
AUD	5,740,250	USD	4,295,653	Bank of New York	06/30/22	(235,652)
NOK	96,543,709	USD	10,869,388	Bank of New York	07/05/22	(573,589)
AUD	4,467,884	USD	3,172,540	JP Morgan	07/07/22	(12,086)
CAD	93,802,866	USD	74,615,065	Morgan Stanley and Co. International	07/07/22	(1,612,144)
AUD	16,715,216	USD	12,342,967	Bank of New York	07/13/22	(518,016)

Total (Depreciation)						$(7,377,085)

Total Appreciation (Depreciation)						$64,241,162

Summary of the Portfolio’s investments as of April 30, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Bonds
Australia	—	$1,082,539,669	—	$1,082,539,669
Austria	—	108,757,030	—	108,757,030
Belgium	—	231,216,987	—	231,216,987
Canada	—	1,608,897,723	—	1,608,897,723
Denmark	—	163,391,794	—	163,391,794
Finland	—	246,361,052	—	246,361,052
France	—	526,009,357	—	526,009,357
Germany	—	443,865,520	—	443,865,520
Netherlands	—	362,285,761	—	362,285,761
New Zealand	—	123,876,536	—	123,876,536
Norway	—	317,964,677	—	317,964,677
Supranational Organization Obligations	—	1,894,719,151	—	1,894,719,151
Sweden	—	460,172,194	—	460,172,194
Switzerland	—	206,400,194	—	206,400,194
United States	—	1,205,071,258	—	1,205,071,258
U.S. Treasury Obligations	—	2,625,074,416	—	2,625,074,416

30

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Securities Lending Collateral	—	$304,548,449	—	$304,548,449
Forward Currency Contracts**	—	64,241,162	—	64,241,162

TOTAL.	—	$11,975,392,930	—	$11,975,392,930

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

31

DFA WORLD EX U.S. GOVERNMENT FIXED INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

			Face Amount^	Value†
			(000)
BONDS — (96.6%)
AUSTRALIA — (7.8%)
New South Wales Treasury Corp.
	2.000%, 03/20/31	AUD	20,000	$12,539,335
Queensland Treasury Corp.
Ω	3.500%, 08/21/30	AUD	43,500	30,880,863
Ω	1.750%, 08/21/31	AUD	7,000	4,258,690
Ω	1.750%, 07/20/34	AUD	7,000	3,995,979
South Australian Government Financing Authority
Ω	1.750%, 05/24/32	AUD	6,000	3,592,620
Treasury Corp. of Victoria
	4.250%, 12/20/32	AUD	10,000	7,487,980
	2.250%, 11/20/34	AUD	51,500	31,003,542
	2.000%, 09/17/35	AUD	11,000	6,322,788
Western Australian Treasury Corp.
Ω	2.000%, 10/24/34	AUD	10,000	5,878,120

TOTAL AUSTRALIA				105,959,917

BELGIUM — (0.7%)
Kingdom of Belgium Government Bond
Ω	1.250%, 04/22/33	EUR	9,000	9,321,941

CANADA — (13.0%)
CPPIB Capital, Inc.
Ω	1.125%, 12/14/29	GBP	1,000	1,158,532
Ω	1.500%, 03/04/33	EUR	31,520	31,770,454
Province of Alberta Canada
	2.050%, 06/01/30	CAD	4,000	2,793,134
	3.500%, 06/01/31	CAD	28,000	21,683,789
	3.900%, 12/01/33	CAD	36,000	28,487,822
Province of Ontario Canada
	5.850%, 03/08/33	CAD	45,000	41,683,455
	5.600%, 06/02/35	CAD	13,000	12,014,362
Province of Quebec Canada
Ω	0.000%, 10/15/29	EUR	10,000	9,285,503
Province of Saskatchewan Canada
	6.400%, 09/05/31	CAD	29,200	27,642,773

TOTAL CANADA				176,519,824

FINLAND — (5.6%)
Finland Government Bond
Ω	1.125%, 04/15/34	EUR	45,000	45,591,891

			Face Amount^	Value†
			(000)
FINLAND — (Continued)
Kuntarahoitus Oyj
Ω	1.250%, 02/23/33	EUR	30,511	$30,717,966

TOTAL FINLAND				76,309,857

FRANCE — (24.2%)
Action Logement Services
Ω	0.500%, 10/30/34	EUR	25,200	22,418,523
Agence Francaise de Developpement
Ω	1.375%, 07/05/32	EUR	13,000	13,266,662
Agence Francaise de Developpement EPIC
Ω	0.875%, 05/25/31	EUR	5,500	5,453,002
French Republic Government Bond OAT
Ω	1.250%, 05/25/34	EUR	82,000	83,281,845
Ω	4.750%, 04/25/35	EUR	46,000	66,632,915
Ω	1.250%, 05/25/36	EUR	65,000	64,997,257
SNCF Reseau
Ω	5.250%, 12/07/28	GBP	11,713	17,369,781
	5.000%, 10/10/33	EUR	11,000	15,377,541
Societe Nationale SNCF SA
Ω	0.625%, 04/17/30	EUR	26,000	25,501,840
Unedic Asseo
Ω	1.500%, 04/20/32	EUR	9,000	9,351,184
Ω	1.250%, 05/25/33	EUR	3,400	3,405,523

TOTAL FRANCE				327,056,073

GERMANY — (5.5%)
Bundesrepublik Deutschland Bundesanleihe
Ω	0.000%, 05/15/35	EUR	5,000	4,599,309
Deutsche Bahn Finance GMBH
Ω	1.625%, 08/16/33	EUR	4,773	4,876,868
Kreditanstalt fuer Wiederaufbau
	5.750%, 06/07/32	GBP	22,000	36,475,528
Ω	0.050%, 09/29/34	EUR	10,000	8,643,672
State of North Rhine-Westphalia Germany
Ω	2.375%, 05/13/33	EUR	9,000	10,139,004
Ω	1.100%, 03/13/34	EUR	10,000	9,796,584

TOTAL GERMANY				74,530,965

NETHERLANDS — (1.7%)
BNG Bank NV
Ω	3.300%, 04/26/29	AUD	25,000	17,067,043

32

DFA WORLD EX U.S. GOVERNMENT FIXED INCOME PORTFOLIO

CONTINUED

			Face Amount^	Value†
			(000)
NETHERLANDS — (Continued)
Nederlandse Waterschapsbank NV
Ω	0.500%, 04/29/30	EUR	6,500	$6,319,876

TOTAL NETHERLANDS				23,386,919

NEW ZEALAND — (3.9%)
New Zealand Government Bond
Ω	3.500%, 04/14/33	NZD	82,000	52,135,573

NORWAY — (3.9%)
Equinor ASA
Ω	6.875%, 03/11/31	GBP	19,124	31,192,421
Norway Government Bond
Ω	1.750%, 09/06/29	NOK	219,224	21,860,812

TOTAL NORWAY				53,053,233

SINGAPORE — (4.0%)
Singapore Government Bond
	2.875%, 09/01/30	SGD	9,000	6,673,777
	3.375%, 09/01/33	SGD	62,000	48,037,167

TOTAL SINGAPORE				54,710,944

SUPRANATIONAL ORGANIZATION OBLIGATIONS — (13.6%)
Asian Development Bank
	2.350%, 06/21/27	JPY	1,830,000	15,767,825
EUROFIMA
Ω	3.350%, 05/21/29	AUD	15,000	10,174,850
Eurofima Europaeische Gesellschaft fuer die Finanzierung von Eisenbahnmaterial
Ω	0.150%, 10/10/34	EUR	30,000	25,530,914
European Financial Stability Facility
Ω	1.250%, 05/24/33	EUR	30,000	30,304,712
European Investment Bank
Ω	1.900%, 01/26/26	JPY	2,297,800	18,940,464
	2.150%, 01/18/27	JPY	517,100	4,368,375
Ω	1.375%, 05/12/28	SEK	110,000	10,638,335
	5.625%, 06/07/32	GBP	5,800	9,512,931

			Face Amount^	Value†
			(000)
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (Continued)
European Stability Mechanism
Ω	1.200%, 05/23/33	EUR	38,500	$38,570,021
European Union
Ω	1.250%, 04/04/33	EUR	10,000	10,144,243
International Bank for Reconstruction & Development
	1.200%, 08/08/34	EUR	10,000	9,870,642

TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS				183,823,312

SWEDEN — (0.9%)
Sweden Government Bond
Ω	2.250%, 06/01/32	SEK	115,000	12,270,438

UNITED KINGDOM — (11.8%)
Network Rail Infrastructure Finance PLC
Ω	4.375%, 12/09/30	GBP	16,700	24,696,524
United Kingdom Gilt
Ω	4.250%, 06/07/32	GBP	8,650	13,195,693
Ω	4.500%, 09/07/34	GBP	17,000	27,138,307
Ω	0.625%, 07/31/35	GBP	90,000	94,127,329

TOTAL UNITED KINGDOM				159,157,853

TOTAL BONDS				1,308,236,849

U.S. TREASURY OBLIGATIONS — (3.4%)
U.S. Treasury Notes
	1.375%, 11/15/31		53,000	46,283,906

TOTAL INVESTMENT SECURITIES (Cost $ 1,619,378,276)				1,354,520,755

TOTAL INVESTMENTS — (100.0%) (Cost $ 1,619,378,276)				$1,354,520,755

33

DFA WORLD EX U.S. GOVERNMENT FIXED INCOME PORTFOLIO

CONTINUED

As of April 30, 2022, DFA World ex U.S. Government Fixed Income Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	325,711	NOK	3,034,306	Barclays Capital	05/03/22	$2,202
NOK	208,436,459	USD	22,082,908	Barclays Capital	05/03/22	140,003
USD	24,134,391	NOK	212,752,559	State Street Bank and Trust	05/03/22	1,451,309
USD	74,875,694	AUD	105,312,770	Mellon Bank	05/06/22	463,707
USD	2,712,836	AUD	3,702,429	State Street Bank and Trust	05/06/22	96,771
USD	56,091,390	NZD	82,332,359	UBS AG	05/18/22	2,935,982
USD	62,432,421	CAD	78,032,242	HSBC Bank	05/27/22	1,692,453
USD	30,821,022	SGD	41,796,785	Societe Generale	06/24/22	599,698
USD	26,809,547	SGD	36,476,852	Societe Generale	06/27/22	434,735
USD	103,970,917	GBP	79,146,933	State Street Bank and Trust	06/29/22	4,435,636
USD	90,565,435	GBP	68,937,474	Barclays Capital	06/30/22	3,869,051
USD	110,484,490	EUR	99,600,236	State Street Bank and Trust	06/30/22	5,117,108
USD	80,910,661	EUR	73,732,597	Bank of America Corp.	07/05/22	2,887,177
USD	32,573,885	CAD	40,909,239	Bank of America Corp.	07/06/22	735,700
USD	41,336,607	JPY	5,108,443,660	Bank of America Corp.	07/06/22	1,879,934
USD	63,963,957	AUD	85,380,458	Barclays Capital	07/06/22	3,569,169
USD	103,771,058	EUR	94,814,969	State Street Bank and Trust	07/06/22	3,432,185
USD	30,751,532	EUR	28,158,103	Bank of America Corp.	07/11/22	943,847
USD	24,147,250	SEK	228,410,871	JP Morgan	07/11/22	838,084
USD	61,473,796	EUR	56,311,981	State Street Bank and Trust	07/11/22	1,862,899
USD	46,857,734	CAD	59,319,337	State Street Bank and Trust	07/12/22	693,397
USD	76,373,826	GBP	58,757,549	State Street Bank and Trust	07/12/22	2,472,517
USD	111,201,274	EUR	102,324,614	UBS AG	07/12/22	2,875,581
USD	24,116,693	EUR	22,160,023	Bank of America Corp.	07/13/22	655,609
USD	57,755,803	EUR	54,500,000	Bank of America Corp.	07/26/22	10,161
USD	58,020,753	EUR	54,739,064	HSBC Bank	07/26/22	21,810

Total Appreciation						$44,116,725
NOK	2,475,346	USD	288,249	Barclays Capital	05/03/22	$(24,335)
NOK	4,875,060	USD	560,158	Morgan Stanley and Co. International	05/03/22	(40,393)
AUD	7,197	USD	5,104	Citibank, N.A.	05/06/22	(18)
AUD	1,922,489	USD	1,373,376	JP Morgan	05/06/22	(14,982)
NZD	1,002,812	USD	657,777	Bank of America Corp.	05/18/22	(10,342)
SGD	850,278	USD	626,702	Citibank, N.A.	06/24/22	(11,905)
SGD	803,051	USD	588,855	Barclays Capital	06/27/22	(8,204)
SGD	971,608	USD	711,544	State Street Bank and Trust	06/27/22	(9,017)
AUD	2,268,162	USD	1,675,176	Australia And New Zealand Banking Group	07/06/22	(70,767)
CAD	2,546,421	USD	2,037,996	Royal Bank of Scotland	07/06/22	(56,208)
GBP	3,687,181	USD	4,816,069	HSBC Bank	07/12/22	(178,580)
USD	4,710,800	GBP	3,748,366	Royal Bank of Scotland	07/12/22	(3,643)
EUR	3,345,415	USD	3,642,863	Australia And New Zealand Banking Group	07/13/22	(101,031)
EUR	3,200,000	USD	3,483,302	HSBC Bank	07/13/22	(95,424)
EUR	3,200,000	USD	3,483,338	Royal Bank of Scotland	07/13/22	(95,459)
USD	22,185,005	NOK	209,296,855	Barclays Capital	07/27/22	(140,341)

Total (Depreciation)						$(860,649)

Total Appreciation (Depreciation)						$43,256,076

34

DFA WORLD EX U.S. GOVERNMENT FIXED INCOME PORTFOLIO

CONTINUED

Summary of the Portfolio’s investments as of April 30, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Bonds
Australia	—	$105,959,917	—	$105,959,917
Belgium	—	9,321,941	—	9,321,941
Canada	—	176,519,824	—	176,519,824
Finland	—	76,309,857	—	76,309,857
France	—	327,056,073	—	327,056,073
Germany	—	74,530,965	—	74,530,965
Netherlands	—	23,386,919	—	23,386,919
New Zealand	—	52,135,573	—	52,135,573
Norway	—	53,053,233	—	53,053,233
Singapore	—	54,710,944	—	54,710,944
Supranational Organization Obligations	—	183,823,312	—	183,823,312
Sweden	—	12,270,438	—	12,270,438
United Kingdom	—	159,157,853	—	159,157,853
U.S. Treasury Obligations	—	46,283,906	—	46,283,906
Forward Currency Contracts**	—	43,256,076	—	43,256,076

TOTAL	—	$1,397,776,831	—	$1,397,776,831

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

35

DFA SHORT-TERM GOVERNMENT PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

	Face Amount	Value†
	(000)
U.S. TREASURY OBLIGATIONS — (99.8%)
U.S. Treasury Notes
0.125%, 08/31/23	121,000	$117,308,555
0.250%, 09/30/23	113,000	109,512,890
0.125%, 10/15/23	22,250	21,496,455
0.500%, 11/30/23	100,000	96,777,344
0.125%, 12/15/23	120,000	115,321,874
0.750%, 12/31/23	103,000	99,853,671
0.125%, 01/15/24	98,500	94,413,789
0.875%, 01/31/24	87,000	84,362,812
0.125%, 02/15/24	96,000	91,773,750
0.250%, 03/15/24	100,000	95,582,031
0.375%, 04/15/24	105,000	100,348,828
0.375%, 08/15/24	138,000	130,577,110
0.375%, 09/15/24	115,000	108,535,742
0.625%, 10/15/24	78,000	73,923,282
1.500%, 10/31/24	82,000	79,335,000
0.750%, 11/15/24	75,000	71,132,812
1.000%, 12/15/24	75,000	71,501,953
1.750%, 12/31/24	118,000	114,598,282

TOTAL U.S. TREASURY OBLIGATIONS Cost ($1,702,239,959)		1,676,356,180

	Shares
TEMPORARY CASH INVESTMENTS — (0.2%)
State Street Institutional U.S. Government Money Market Fund 0.290%	2,632,419	2,632,419

TOTAL INVESTMENTS — (100.0%) (Cost $1,704,872,378)		$1,678,988,599

Summary of the Portfolio’s investments as of April 30, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	—	$1,676,356,180	—	$1,676,356,180
Temporary Cash Investments	$2,632,419	—	—	2,632,419

TOTAL	$2,632,419	$1,676,356,180	—	$1,678,988,599

See accompanying Notes to Financial Statements.

36

DFA INTERMEDIATE GOVERNMENT FIXED INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

	Face Amount	Value†
	(000)
AGENCY OBLIGATIONS — (24.0%)
Federal Home Loan Bank
4.375%, 03/13/26	6,080	$6,393,003
5.750%, 06/12/26	16,080	17,771,048
1.875%, 09/11/26	2,500	2,393,664
3.000%, 09/11/26	62,930	62,792,281
2.125%, 12/11/26	30,250	29,123,317
2.500%, 12/10/27	97,640	94,855,579
3.000%, 03/10/28	51,070	50,883,466
3.250%, 06/09/28	202,360	204,121,064
3.250%, 11/16/28	265,180	268,142,458
2.125%, 09/14/29	11,305	10,561,842
2.125%, 12/14/29	28,270	26,270,466
5.500%, 07/15/36	62,165	75,791,203
Tennessee Valley Authority
2.875%, 02/01/27	170,019	168,686,859
7.125%, 05/01/30	120,440	153,070,655
1.500%, 09/15/31	30,000	25,506,016
4.650%, 06/15/35	2,635	2,934,792

TOTAL AGENCY OBLIGATIONS		1,199,297,713

U.S. TREASURY OBLIGATIONS — (75.8%)
U.S. Treasury Bonds
6.750%, 08/15/26	8,183	9,425,882
6.500%, 11/15/26	15,000	17,231,250
6.625%, 02/15/27	5,000	5,809,375
6.125%, 11/15/27	20,000	23,200,000
5.500%, 08/15/28	5,000	5,721,094
5.250%, 11/15/28	34,132	38,749,267
5.250%, 02/15/29	10,000	11,403,906
6.125%, 08/15/29	6,278	7,590,249
6.250%, 05/15/30	74,039	91,670,032
5.375%, 02/15/31	82,250	97,973,887
4.500%, 02/15/36	202,750	241,826,896
U.S. Treasury Notes
1.625%, 02/15/26	9,000	8,573,203
2.250%, 03/31/26	8,000	7,792,500
2.375%, 04/30/26	13,000	12,721,211
1.625%, 05/15/26	83,000	78,807,852
2.125%, 05/31/26	25,000	24,205,078
1.875%, 06/30/26	40,000	38,334,375
1.875%, 07/31/26	45,000	43,089,258
1.500%, 08/15/26	95,000	89,396,484
1.375%, 08/31/26	11,000	10,297,461
1.625%, 09/30/26	19,000	17,955,742
1.625%, 10/31/26	31,000	29,268,359
2.000%, 11/15/26	122,550	117,490,026
1.500%, 01/31/27	5,000	4,679,883

	Face Amount	Value†
	(000)
2.250%, 02/15/27	51,500	$49,866,484
1.125%, 02/28/27	55,500	50,966,777
0.625%, 03/31/27	5,000	4,473,047
0.500%, 04/30/27	5,000	4,433,984
2.375%, 05/15/27	86,000	83,698,828
0.500%, 05/31/27	5,000	4,423,242
0.500%, 06/30/27	5,000	4,414,649
0.375%, 07/31/27	3,000	2,626,992
2.250%, 08/15/27	114,400	110,418,344
0.500%, 08/31/27	5,000	4,395,899
0.375%, 09/30/27	5,000	4,357,422
0.500%, 10/31/27	7,000	6,129,649
2.250%, 11/15/27	5,000	4,817,969
0.625%, 11/30/27	5,000	4,401,172
2.750%, 02/15/28	28,750	28,418,701
1.125%, 02/29/28	5,000	4,512,500
1.250%, 03/31/28	5,000	4,534,375
1.250%, 04/30/28	37,000	33,518,242
2.875%, 05/15/28	88,000	87,518,750
2.875%, 08/15/28	10,750	10,689,111
3.125%, 11/15/28	21,000	21,193,594
2.625%, 02/15/29	130,000	127,349,220
2.375%, 05/15/29	235,000	226,444,531
1.625%, 08/15/29	202,500	185,334,962
1.500%, 02/15/30	233,000	210,173,281
0.625%, 05/15/30	446,500	373,629,807
0.625%, 08/15/30	341,750	284,466,825
0.875%, 11/15/30	320,000	271,150,000
1.125%, 02/15/31	197,000	170,020,235
1.625%, 05/15/31	106,000	95,271,640
1.250%, 08/15/31	315,500	273,252,578
1.375%, 11/15/31	1,500	1,309,922

TOTAL U.S. TREASURY OBLIGATIONS		3,781,426,002

TOTAL INVESTMENT SECURITIES (Cost $5,467,234,448)		4,980,723,715

	Shares
TEMPORARY CASH INVESTMENTS — (0.2%)
State Street Institutional U.S. Government Money Market Fund 0.290%	7,758,298	7,758,298

TOTAL INVESTMENTS — (100.0%) (Cost $5,474,992,746)		$4,988,482,013

37

DFA INTERMEDIATE GOVERNMENT FIXED INCOME PORTFOLIO

CONTINUED

Summary of the Portfolio’s investments as of April 30, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Agency Obligations	—	$1,199,297,713	—	$1,199,297,713
U.S. Treasury Obligations	—	3,781,426,002	—	3,781,426,002
Temporary Cash Investments	$7,758,298	—	—	7,758,298

TOTAL	$7,758,298	$4,980,723,715	—	$4,988,482,013

See accompanying Notes to Financial Statements.

38

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

			Face Amount^	Value†
			(000)
BONDS — (91.2%)
7-Eleven, Inc.
#Ω	0.950%, 02/10/26		9,000	$8,049,125
AbbVie, Inc.
	3.800%, 03/15/25		10,000	10,008,889
	3.600%, 05/14/25		6,350	6,308,501
#	3.200%, 05/14/26		2,200	2,142,236
Activision Blizzard, Inc.
	3.400%, 09/15/26		5,000	4,961,214
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
	4.450%, 10/01/25		1,800	1,768,615
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
	2.875%, 08/14/24		4,000	3,847,612
#	6.500%, 07/15/25		7,102	7,361,367
	1.750%, 01/30/26		16,100	14,312,746
	4.450%, 04/03/26		410	400,196
Aetna, Inc.
	3.500%, 11/15/24		1,236	1,234,285
African Development Bank
	0.875%, 03/23/26		85,000	78,372,464
	0.875%, 07/22/26		101,800	93,089,992
Agence Francaise de Developpement EPIC
Ω	0.625%, 01/22/26		15,200	13,881,771
Aircastle Ltd.
Ω	5.250%, 08/11/25		7,660	7,640,897
#	4.250%, 06/15/26		26,400	25,479,045
Aker BP ASA
Ω	3.000%, 01/15/25		5,250	5,118,350
Ω	2.875%, 01/15/26		5,700	5,430,243
Albemarle Corp.
	4.150%, 12/01/24		5,255	5,312,634
Ally Financial, Inc.
	5.125%, 09/30/24		1,000	1,029,352
Altria Group, Inc.
	1.000%, 02/15/23	EUR	15,875	16,779,557
#	2.350%, 05/06/25		5,000	4,764,270
Amazon.com, Inc.
#	1.000%, 05/12/26		74,137	67,593,971
Amcor Finance USA, Inc.
	3.625%, 04/28/26		2,129	2,094,192
American Campus Communities Operating Partnership LP
	3.300%, 07/15/26		5,296	5,220,788

			Face Amount^	Value†
			(000)
	American Electric Power Co., Inc.
#	1.000%, 11/01/25		1,582	$1,439,148
	American Express Co.
	2.500%, 08/01/22		1,220	1,221,981
	2.650%, 12/02/22		12,256	12,301,962
#	2.500%, 07/30/24		8,500	8,321,071
	2.250%, 03/04/25		10,000	9,643,980
	1.650%, 11/04/26		10,000	9,153,566
	American Honda Finance Corp.
	0.550%, 07/12/24		50,000	47,210,371
	American Tower Corp.
	3.375%, 05/15/24		7,200	7,179,291
	2.400%, 03/15/25		7,100	6,825,199
	4.000%, 06/01/25		5,189	5,179,587
	1.600%, 04/15/26		4,200	3,816,392
	3.375%, 10/15/26		11,000	10,564,357
	Ameriprise Financial, Inc.
#	2.875%, 09/15/26		3,000	2,905,984
	AmerisourceBergen Corp.
	3.400%, 05/15/24		4,200	4,193,543
	Amgen, Inc.
#	2.600%, 08/19/26		17,000	16,232,580
	Anthem, Inc.
	2.375%, 01/15/25		2,000	1,936,620
#	1.500%, 03/15/26		40,400	37,181,242
	Aon Global Ltd.
	3.500%, 06/14/24		10,000	10,013,078
	Apple, Inc.
	1.125%, 05/11/25		5,000	4,713,190
	0.700%, 02/08/26		27,000	24,659,136
	APT Pipelines Ltd., ,
Ω	4.200%, 03/23/25		21,618	21,663,182
	ArcelorMittal SA
	6.125%, 06/01/25		1,000	1,058,872
	Ares Capital Corp.
	3.250%, 07/15/25		14,376	13,688,607
#	3.875%, 01/15/26		32,404	31,108,830
	2.150%, 07/15/26		5,000	4,434,855
	Arizona Public Service Co.
	3.150%, 05/15/25		3,000	2,947,362
	Arrow Electronics, Inc.
	3.250%, 09/08/24		1,000	988,721
	Asian Development Bank
	0.375%, 06/11/24		15,000	14,263,278
	1.625%, 01/28/25	NZD	500	302,486
	1.000%, 04/14/26		55,700	51,481,839

39

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED

			Face Amount^	Value†
			(000)
Asian Development Bank, Floating Rate Note, FEDL01 + 0.250%, FRN
(r)	0.580%, 05/28/24		54,250	$54,388,604
Asian Infrastructure Investment Bank
#	0.500%, 01/27/26		38,000	34,432,462
Ω	1.000%, 05/06/26	AUD	800	510,988
Assurant, Inc.
	4.200%, 09/27/23		6,000	6,077,817
AstraZeneca PLC
	3.375%, 11/16/25		10,000	9,953,459
#	0.700%, 04/08/26		20,063	17,941,949
AT&T, Inc.
	4.000%, 11/25/25	CAD	1,000	776,538
	4.125%, 02/17/26		8,000	8,191,845
Australia & New Zealand Banking Group Ltd., 3M Swap + 0.760%, FRN
(r)	1.123%, 01/16/25	AUD	28,500	20,139,759
Australia & New Zealand Banking Group Ltd., Floating Rate Note, 3M Swap + 0.770%, FRN
(r)Ω	1.133%, 01/18/23	AUD	3,000	2,123,666
(r)Ω	0.850%, 08/29/24	AUD	10,000	7,079,265
Australia Government Bond
Ω	0.250%, 11/21/25	AUD	37,100	23,953,122
Ω	4.250%, 04/21/26	AUD	17,300	12,867,087
AutoZone, Inc.
	2.875%, 01/15/23		12,501	12,516,942
Avnet, Inc.
	4.875%, 12/01/22		4,291	4,338,432
Banco Santander SA
	3.848%, 04/12/23		25,400	25,622,063
	3.496%, 03/24/25		4,000	3,935,009
Bank of America Corp.
	3.228%, 06/22/22	CAD	7,130	5,561,916
	3.300%, 01/11/23		563	567,528
	3.500%, 04/19/26		34,335	33,698,490
Bank of Montreal
	2.270%, 07/11/22	CAD	50,000	38,968,591
	2.890%, 06/20/23	CAD	12,900	10,014,131
	2.280%, 07/29/24	CAD	8,750	6,591,397
#	1.250%, 09/15/26		7,800	6,960,505
Bank of Montreal, Floating Rate Note, 3M Swap + 0.920%, FRN
(r)Ω	0.989%, 10/06/22	AUD	8,500	6,015,826
Bank of Montreal, Floating Rate Note, 3M Swap + 0.990%, FRN
(r)Ω	1.125%, 09/07/23	AUD	9,000	6,396,056

			Face Amount^	Value†
			(000)
Bank of New Zealand
Ω	1.000%, 03/03/26		3,000	$2,706,106
Bank of Nova Scotia
#	3.400%, 02/11/24		2,801	2,804,968
	0.650%, 07/31/24		300	281,190
	3.450%, 04/11/25		15,000	14,830,800
#	1.300%, 06/11/25		9,000	8,346,732
	1.050%, 03/02/26		20,000	17,986,916
Bank of Nova Scotia (The)
	2.700%, 08/03/26		4,000	3,813,127
#	1.300%, 09/15/26		19,675	17,625,211
Banque Federative du Credit Mutuel SA
Ω	0.998%, 02/04/25		2,950	2,724,838
	0.998%, 02/04/25		4,400	4,064,165
Barclays PLC
	3.650%, 03/16/25		12,419	12,223,177
	4.375%, 01/12/26		20,380	20,309,016
BAT Capital Corp.
#	3.222%, 08/15/24		1,800	1,774,982
#	3.215%, 09/06/26		8,300	7,845,566
BAT International Finance PLC
Ω	2.375%, 01/19/23	EUR	12,041	12,886,413
	7.250%, 03/12/24	GBP	2,443	3,278,251
Ω	3.950%, 06/15/25		1,900	1,873,816
#	1.668%, 03/25/26		15,948	14,305,914
Bayer U.S. Finance II LLC
Ω	2.850%, 04/15/25		1,523	1,470,199
Ω	4.250%, 12/15/25		13,000	13,049,485
Bayer U.S. Finance LLC
Ω	3.375%, 10/08/24		1,000	988,918
Beam Suntory, Inc.
	3.250%, 06/15/23		10,000	10,004,097
Biogen, Inc.
#	4.050%, 09/15/25		25,000	24,864,916
BMW U.S. Capital LLC
Ω	0.750%, 08/12/24		9,466	8,961,874
Ω	3.250%, 04/01/25		1,076	1,065,591
#Ω	3.900%, 04/09/25		2,000	2,014,741
#Ω	2.800%, 04/11/26		3,190	3,078,240
BNG Bank NV
Ω	3.250%, 07/15/25	AUD	2,200	1,548,775
#Ω	0.875%, 05/18/26		102,312	93,621,373
Ω	0.875%, 05/18/26		8,000	7,326,443
Boardwalk Pipelines LP
#	5.950%, 06/01/26		2,260	2,373,981
Boeing Co.
	2.200%, 10/30/22		3,900	3,888,881
#	2.600%, 10/30/25		14,045	13,319,616
Boeing Co. (The)
#	2.800%, 03/01/23		4,000	3,982,881
#	3.100%, 05/01/26		4,800	4,539,886
	2.250%, 06/15/26		307	280,603

40

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED

			Face Amount^	Value†
			(000)
Booking Holdings, Inc.
#	3.650%, 03/15/25		15,000	$15,027,052
BP Capital Markets PLC
	2.500%, 11/06/22		2,000	2,001,774
BPCE SA
Ω	1.125%, 01/18/23	EUR	1,600	1,700,553
Ω	2.375%, 01/14/25		17,527	16,756,103
BPCE SA, ,
Ω	1.000%, 01/20/26		20,000	17,885,912
Bristol-Myers Squibb Co.
	3.200%, 06/15/26		6,469	6,408,549
Brixmor Operating Partnership LP
	3.650%, 06/15/24		3,500	3,485,882
	3.850%, 02/01/25		2,651	2,645,842
Broadcom, Inc.
	4.250%, 04/15/26		7,000	7,246,977
Brookfield Asset Management, Inc.
	4.000%, 01/15/25		39,625	40,028,495
Brown & Brown, Inc.
	4.200%, 09/15/24		4,094	4,126,644
Bunge Ltd. Finance Corp.
#	1.630%, 08/17/25		800	742,408
Caisse d’Amortissement de la Dette Sociale
Ω	0.375%, 05/27/24		23,000	21,875,760
#Ω	0.625%, 02/18/26		29,000	26,426,265
Ω	0.625%, 02/18/26		27,600	25,169,901
Campbell Soup Co.
#	3.950%, 03/15/25		17,000	17,107,535
Canada Housing Trust No 1, Floating Rate Note, 3M CDOR - 0.035%, FRN
(r)Ω	1.033%, 09/15/25	CAD	10,000	7,809,676
Canada Housing Trust No 1, Floating Rate Note, 3M CDOR - 0.040%, FRN
(r)Ω	1.028%, 03/15/25	CAD	53,000	41,408,609
Canada Housing Trust No 1, Floating Rate Note, 3M CDOR - 0.050%, FRN
(r)Ω	1.018%, 03/15/24	CAD	25,000	19,512,455
Canadian Imperial Bank of Commerce
	2.300%, 07/11/22	CAD	60,000	46,769,315
	2.970%, 07/11/23	CAD	21,500	16,695,909
	3.290%, 01/15/24	CAD	20,000	15,457,595
	1.250%, 06/22/26		6,718	5,998,682
Canadian Natural Resources Ltd.
#	2.950%, 01/15/23		5,215	5,223,479
	3.900%, 02/01/25		5,389	5,395,555
	2.050%, 07/15/25		9,609	9,047,948

			Face Amount^	Value†
			(000)
	Capital One Financial Corp.
	3.750%, 04/24/24		1,959	$1,961,555
	3.300%, 10/30/24		2,228	2,199,413
	3.200%, 02/05/25		17,612	17,309,018
	Cardinal Health, Inc.
#	3.079%, 06/15/24		6,000	5,945,229
	Cargill, Inc.
Ω	0.750%, 02/02/26		3,200	2,889,438
	Carrier Global Corp.
	2.242%, 02/15/25		2,200	2,105,970
	Celanese U.S. Holdings LLC
	1.400%, 08/05/26		21,329	18,917,553
	Cenovus Energy, Inc.
	5.375%, 07/15/25		7,044	7,305,047
	Charles Schwab Corp.
#	0.900%, 03/11/26		11,064	10,032,706
	1.150%, 05/13/26		4,500	4,085,817
	Chevron Corp.
	3.326%, 11/17/25		4,000	3,983,560
	2.954%, 05/16/26		4,000	3,911,475
	Church & Dwight Co., Inc.
#	2.875%, 10/01/22		7,000	7,017,997
	Cigna Corp.
#	3.250%, 04/15/25		1,260	1,249,257
	1.250%, 03/15/26		31,845	28,925,734
	Cintas Corp. No. 2
	3.450%, 05/01/25		11,050	11,003,519
	Citigroup, Inc.
#	3.400%, 05/01/26		36,850	35,913,360
#	3.200%, 10/21/26		9,000	8,674,862
	Citrix Systems, Inc.
	1.250%, 03/01/26		2,000	1,945,699
	CNA Financial Corp.
	3.950%, 05/15/24		11,000	11,067,760
	CNH Industrial Capital LLC
#	1.950%, 07/02/23		4,000	3,937,762
#	4.200%, 01/15/24		2,570	2,601,248
	CNO Financial Group, Inc.
#	5.250%, 05/30/25		2,000	2,062,500
	Comcast Cable Communications Holdings, Inc.
	9.455%, 11/15/22		6,000	6,219,913
	Comcast Corp.
#	3.375%, 08/15/25		2,000	1,993,130
	3.150%, 03/01/26		10,000	9,819,836
	Comerica, Inc.
	3.700%, 07/31/23		3,000	3,019,868
	Commonwealth Bank of Australia, Floating Rate Note, 3M Swap + 0.930%, FRN
(r)	1.008%, 08/16/23	AUD	13,000	9,233,881

41

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED

			Face Amount^	Value†
			(000)
Conagra Brands, Inc.
	4.300%, 05/01/24		1,409	$1,426,676
Constellation Brands, Inc.
	3.200%, 02/15/23		5,191	5,200,018
Constellation Energy Generation LLC
	3.250%, 06/01/25		23,728	23,249,506
Cooperatieve Rabobank UA
Ω	4.750%, 06/06/22	EUR	3,000	3,179,884
Ω	2.625%, 07/22/24		45,658	44,730,966
#	2.625%, 07/22/24		1,000	979,696
Corporate Office Properties LP
	2.250%, 03/15/26		8,645	8,018,081
Cox Communications, Inc.
Ω	3.850%, 02/01/25		2,000	1,997,973
CPPIB Capital, Inc.
Ω	1.250%, 03/04/25		15,000	14,290,143
Credit Agricole SA
Ω	3.875%, 04/15/24		4,462	4,489,611
Ω	4.125%, 01/10/27		750	739,295
Credit Suisse Group AG
#	3.750%, 03/26/25		8,857	8,682,120
#	4.550%, 04/17/26		25,143	25,072,744
Crown Castle International Corp.
#	1.050%, 07/15/26		8,500	7,504,818
CVS Health Corp.
	3.875%, 07/20/25		1,000	1,004,402
Daimler Finance North America LLC
Ω	2.700%, 06/14/24		3,000	2,952,435
Ω	3.300%, 05/19/25		200	197,652
Ω	1.450%, 03/02/26		43,727	39,963,003
Daimler Trucks Finance North America LLC
Ω	3.500%, 04/07/25		37,415	37,016,616
Danske Bank AS
Ω	0.875%, 05/22/23	EUR	1,500	1,585,283
Ω	5.375%, 01/12/24		2,000	2,039,886
Dexia Credit Local SA
Ω	0.250%, 06/02/22	EUR	8,000	8,443,670
Ω	1.125%, 04/09/26		23,700	21,900,121
Discover Financial Services
	4.500%, 01/30/26		403	407,757
Discovery Communications LLC
	3.450%, 03/15/25		1,200	1,177,628
#	4.900%, 03/11/26		10,500	10,669,822
Dollar General Corp.
	3.250%, 04/15/23		8,009	8,038,111
Dominion Energy, Inc.
	3.300%, 03/15/25		2,400	2,378,980

			Face Amount^	Value†
			(000)
Duke Energy Corp.
	2.650%, 09/01/26		5,800	$5,489,703
DXC Technology Co.
	1.800%, 09/15/26		2,639	2,358,435
Eastern Energy Gas Holdings LLC
	2.500%, 11/15/24		914	891,899
Eaton Corp.
	2.750%, 11/02/22		1,285	1,288,418
Edison International
	2.400%, 09/15/22		2,600	2,590,304
	2.950%, 03/15/23		2,000	1,992,960
	4.950%, 04/15/25		39,815	40,506,605
EMD Finance LLC
Ω	3.250%, 03/19/25		9,143	9,055,267
Emera U.S. Finance LP
	0.833%, 06/15/24		2,920	2,735,117
Enbridge Pipelines, Inc.
	3.000%, 08/10/26	CAD	9,500	7,070,517
Enbridge, Inc.
	3.190%, 12/05/22	CAD	5,000	3,902,464
#	2.500%, 01/15/25		6,000	5,818,975
Enel Finance International NV
Ω	5.000%, 09/14/22	EUR	2,000	2,149,048
Energy Transfer LP
#	4.050%, 03/15/25		11,500	11,435,983
	2.900%, 05/15/25		6,500	6,273,988
	4.750%, 01/15/26		19,554	19,787,690
Enterprise Products Operating LLC
#	3.700%, 02/15/26		1,071	1,060,469
Equifax, Inc.
	3.950%, 06/15/23		10,000	10,086,048
Equinor ASA
#	1.750%, 01/22/26		10,100	9,460,960
ERAC USA Finance LLC
Ω	3.850%, 11/15/24		20,900	21,041,615
European Investment Bank
Ω	0.500%, 07/19/22	SEK	40,000	4,075,845
#	2.250%, 06/24/24		41,000	40,539,141
European Investment Bank, Floating Rate Note, SOFR + 0.280%, FRN
(r)Ω	0.518%, 03/05/24		23,500	23,576,610
Exelon Corp.
	3.950%, 06/15/25		3,300	3,325,278
Expedia Group, Inc.
	5.000%, 02/15/26		24,000	24,524,011
Fidelity & Guaranty Life Holdings, Inc.
Ω	5.500%, 05/01/25		27,262	28,165,957

42

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED

			Face Amount^	Value†
			(000)
Fidelity National Information Services, Inc.
	1.150%, 03/01/26		32,700	$29,567,105
Fiserv, Inc.
	3.200%, 07/01/26		12,650	12,251,221
Flex Ltd.
	4.750%, 06/15/25		11,825	12,045,012
	3.750%, 02/01/26		33,120	32,320,958
General Mills, Inc.
#	4.000%, 04/17/25		12,100	12,271,028
General Motors Co.
	6.125%, 10/01/25		5,700	6,016,954
General Motors Financial Co., Inc.
	3.550%, 07/08/22		1,150	1,154,166
	3.250%, 01/05/23		1,300	1,305,371
#	2.750%, 06/20/25		24,253	23,240,115
	1.250%, 01/08/26		6,200	5,547,354
	5.250%, 03/01/26		11,892	12,211,538
Georgia Power Co.
	3.250%, 04/01/26		3,300	3,222,975
Georgia-Pacific LLC
Ω	0.625%, 05/15/24		16,000	15,175,372
#Ω	3.600%, 03/01/25		2,350	2,351,538
Gilead Sciences, Inc.
	3.650%, 03/01/26		20,418	20,279,134
GlaxoSmithKline Capital PLC
	3.000%, 06/01/24		7,358	7,337,219
GlaxoSmithKline Capital, Inc.
	2.800%, 03/18/23		5,700	5,725,331
Glencore Funding LLC
Ω	4.125%, 03/12/24		2,145	2,154,205
Ω	4.625%, 04/29/24		16,455	16,650,306
#Ω	1.625%, 09/01/25		6,626	6,090,994
Ω	1.625%, 04/27/26		20,600	18,646,043
Global Payments, Inc.
	3.750%, 06/01/23		1,000	1,004,701
	1.500%, 11/15/24		3,500	3,306,040
#	2.650%, 02/15/25		10,500	10,132,410
#	1.200%, 03/01/26		15,648	14,056,075
Goldman Sachs Group, Inc.
Ω	3.250%, 02/01/23	EUR	10,360	11,177,270
	3.500%, 01/23/25		10,000	9,905,408
#	3.750%, 05/22/25		19,139	19,059,933
Halliburton Co.
	3.500%, 08/01/23		2,800	2,811,918
Harley-Davidson Financial Services, Inc.
Ω	2.550%, 06/09/22		11,012	11,015,201
Ω	3.350%, 02/15/23		500	500,046
Hewlett Packard Enterprise Co.
#	4.450%, 10/02/23		17,587	17,844,245
#	1.450%, 04/01/24		10,000	9,635,815

			Face Amount^	Value†
			(000)
	4.900%, 10/15/25		500	$515,066
	1.750%, 04/01/26		12,700	11,741,270
Honda Canada Finance, Inc.
	2.268%, 07/15/22	CAD	20,000	15,585,879
HP, Inc.
#	2.200%, 06/17/25		19,000	18,048,056
	1.450%, 06/17/26		712	639,595
HSBC Holdings PLC
Ω	3.196%, 12/05/23	CAD	16,000	12,371,432
#	4.300%, 03/08/26		9,000	9,011,038
	3.900%, 05/25/26		2,500	2,461,984
Humana, Inc.
#	3.850%, 10/01/24		17,000	17,079,418
Huntington Bancshares, Inc.
	2.625%, 08/06/24		4,700	4,613,167
Hyatt Hotels Corp.
#	4.850%, 03/15/26		1,800	1,811,853
ING Groep NV
Ω	4.625%, 01/06/26		7,000	7,060,514
Inter-American Development Bank
	3.000%, 02/21/24		5,000	5,024,572
	0.875%, 04/20/26		108,323	99,543,241
	4.250%, 06/11/26	AUD	41,200	29,929,366
International Bank for Reconstruction & Development
	0.500%, 05/18/26	AUD	7,540	4,732,419
International Business Machines Corp.
	3.000%, 05/15/24		12,900	12,838,069
#	3.300%, 05/15/26		37,500	36,974,938
International Finance Corp.
Ω	3.200%, 07/22/26	AUD	5,500	3,843,399
Interpublic Group of Cos., Inc.
	4.200%, 04/15/24		1,000	1,011,323
Intesa Sanpaolo SpA
Ω	0.875%, 06/27/22	EUR	3,000	3,169,934
Ω	3.125%, 07/14/22		1,025	1,026,130
Jabil, Inc.
	1.700%, 04/15/26		19,780	17,843,272
Japan Bank for International Cooperation
	1.750%, 10/17/24		1,000	970,029
JM Smucker Co.
	3.500%, 03/15/25		1,000	997,231
JPMorgan Chase & Co.
#	3.625%, 05/13/24		5,125	5,167,313
	3.125%, 01/23/25		6,081	6,011,885
#	3.300%, 04/01/26		43,790	42,780,149
Juniper Networks, Inc.
	1.200%, 12/10/25		12,000	10,931,888

43

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED

			Face Amount^	Value†
			(000)
Kellogg Co.
	0.800%, 11/17/22	EUR	6,000	$6,357,172
#	3.250%, 04/01/26		3,888	3,818,849
Kemper Corp.
#	4.350%, 02/15/25		8,000	7,958,785
Kinder Morgan, Inc.
	4.300%, 06/01/25		9,000	9,076,980
Kinross Gold Corp.
	5.950%, 03/15/24		3,715	3,848,325
Kommunalbanken AS
	4.250%, 07/16/25	AUD	190	137,789
Ω	0.500%, 01/13/26		29,000	26,433,168
Kommuninvest I Sverige AB
Ω	0.250%, 06/01/22	SEK	839,890	85,525,449
Ω	0.750%, 02/22/23	SEK	97,500	9,914,936
Kreditanstalt fuer Wiederaufbau
	1.250%, 08/28/23	NOK	755,000	79,674,280
	0.250%, 03/08/24		40,800	38,987,920
Ω	1.625%, 04/03/24	NOK	122,000	12,819,733
	3.200%, 09/11/26	AUD	1,200	838,310
Kuntarahoitus Oyj
Ω	0.625%, 03/20/26		3,000	2,736,963
Laboratory Corp. of America Holdings
#	3.250%, 09/01/24		5,500	5,464,857
#	3.600%, 02/01/25		4,500	4,479,117
	1.550%, 06/01/26		10,800	9,854,752
Landwirtschaftliche Rentenbank
	0.875%, 03/30/26		10,000	9,208,086
Ω	4.750%, 05/06/26	AUD	14,100	10,453,031
Lazard Group LLC
	3.750%, 02/13/25		2,000	1,997,381
LeasePlan Corp. NV
Ω	2.875%, 10/24/24		15,100	14,563,195
Lennar Corp.
	4.750%, 05/30/25		4,400	4,481,864
Lloyds Banking Group PLC
	4.450%, 05/08/25		3,600	3,636,548
Lowe’s Cos., Inc.
#	2.500%, 04/15/26		4,600	4,386,651
LSEGA Financing PLC
Ω	1.375%, 04/06/26		2,500	2,261,171
LyondellBasell Industries NV
	5.750%, 04/15/24		2,424	2,506,541
Macquarie Bank Ltd.
Ω	3.231%, 03/21/25		65,000	64,161,447
#Ω	3.900%, 01/15/26		2,632	2,625,537
Marathon Petroleum Corp.
	4.700%, 05/01/25		12,646	12,834,335
#	5.125%, 12/15/26		4,118	4,298,380
Marsh & McLennan Cos., Inc.
	3.500%, 06/03/24		35,360	35,492,096

			Face Amount^	Value†
			(000)
McDonald’s Corp.
	3.700%, 01/30/26		27,822	$27,889,237
McKesson Corp.
	0.900%, 12/03/25		15,057	13,643,968
Medtronic, Inc.
	3.500%, 03/15/25		38,000	38,124,761
Mercedes-Benz International Finance BV
Ω	2.000%, 09/04/23	GBP	2,000	2,497,548
Merck & Co., Inc.
#	0.750%, 02/24/26		8,100	7,372,146
Mitsubishi Corp.
Ω	3.375%, 07/23/24		750	750,361
Mitsubishi UFJ Financial Group, Inc.
Ω	0.680%, 01/26/23	EUR	15,142	16,052,553
	2.193%, 02/25/25		29,785	28,559,420
	1.412%, 07/17/25		1,000	922,143
	2.757%, 09/13/26		5,000	4,734,154
Morgan Stanley
	3.000%, 02/07/24	CAD	8,500	6,524,882
	3.875%, 04/29/24		8,104	8,158,557
	4.000%, 07/23/25		11,300	11,289,080
	3.875%, 01/27/26		12,375	12,266,908
	3.125%, 07/27/26		21,000	20,119,441
MPLX LP
	4.875%, 12/01/24		6,290	6,410,493
#	4.000%, 02/15/25		1,000	998,664
	1.750%, 03/01/26		18,950	17,306,668
Mylan, Inc.
Ω	3.125%, 01/15/23		5,125	5,125,759
	4.200%, 11/29/23		663	668,546
National Australia Bank Ltd.
	2.500%, 05/22/22		30,800	30,818,536
	3.375%, 01/14/26		7,400	7,363,646
National Australia Bank Ltd., 3M Swap + 0.770%, FRN
(r)	1.180%, 01/21/25	AUD	3,000	2,121,653
National Australia Bank Ltd., 3M Swap + 0.920%, FRN
(r)	1.100%, 06/19/24	AUD	13,000	9,232,552
National Australia Bank Ltd., Floating Rate Note, 3M Swap + 0.930%, FRN
(r)	1.145%, 09/26/23	AUD	16,000	11,364,942
National Australia Bank Ltd., Floating Rate Note, 3M Swap + 1.040%, FRN
(r)Ω	1.120%, 02/26/24	AUD	11,000	7,829,938
National Bank of Canada
	2.100%, 02/01/23		1,120	1,114,920
National Retail Properties, Inc.
	3.900%, 06/15/24		5,500	5,532,865

44

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED

			Face Amount^	Value†
			(000)
National Rural Utilities Cooperative Finance Corp.
#	1.000%, 06/15/26		6,000	$5,380,318
National Securities Clearing Corp.
Ω	0.750%, 12/07/25		4,000	3,638,127
Nationwide Building Society
Ω	3.900%, 07/21/25		42,918	43,057,994
Nationwide Building Society, ,
Ω	1.500%, 10/13/26		21,500	19,279,192
Natwest Group PLC
	4.800%, 04/05/26		12,323	12,430,033
Natwest Markets PLC
Ω	3.625%, 09/29/22		200	200,924
NatWest Markets PLC
#Ω	3.479%, 03/22/25		50,000	49,536,003
Nestle Holdings, Inc.
Ω	0.625%, 01/15/26		1,399	1,265,744
NetApp, Inc.
#	1.875%, 06/22/25		5,000	4,711,435
New South Wales Treasury Corp.
Ω	4.000%, 05/20/26	AUD	24,000	17,533,186
New Zealand Government Bond
Ω	5.500%, 04/15/23	NZD	9,500	6,282,481
Nissan Motor Acceptance Co. LLC
Ω	1.125%, 09/16/24		4,500	4,181,972
#Ω	2.000%, 03/09/26		24,209	21,591,868
Nissan Motor Co. Ltd.
#Ω	3.522%, 09/17/25		8,557	8,261,766
Nomura Holdings, Inc.
	2.648%, 01/16/25		11,228	10,872,943
	1.851%, 07/16/25		20,555	19,105,238
	1.653%, 07/14/26		17,657	15,850,855
Nordic Investment Bank
	1.875%, 04/10/24	NOK	489,000	51,592,345
#	0.500%, 01/21/26		3,000	2,731,151
Norway Government Bond
Ω	2.000%, 05/24/23	NOK	270,000	28,858,552
Ω	3.000%, 03/14/24	NOK	1,088,000	117,535,853
NRW Bank
	1.050%, 03/31/26	AUD	5,600	3,580,574
NTT Finance Corp.
Ω	1.162%, 04/03/26		25,550	23,068,162
#	1.162%, 04/03/26		5,000	4,514,318
Nutrien Ltd.
#	3.000%, 04/01/25		3,990	3,917,371
Nuveen Finance LLC
Ω	4.125%, 11/01/24		27,200	27,352,412
Omnicom Group, Inc./Omnicom Capital, Inc.
	3.650%, 11/01/24		6,273	6,279,251

			Face Amount^	Value†
			(000)
Oracle Corp.
	3.400%, 07/08/24		5,000	$4,984,953
#	2.500%, 04/01/25		8,300	7,915,111
#	1.650%, 03/25/26		41,500	37,494,932
PACCAR Financial Corp.
	1.800%, 02/06/25		4,300	4,133,340
Paramount Global
	4.750%, 05/15/25		17,090	17,510,376
Parker-Hannifin Corp.
	3.300%, 11/21/24		2,130	2,115,570
Penske Truck Leasing Canada, Inc.
	2.850%, 12/07/22	CAD	2,000	1,559,211
Penske Truck Leasing Co. LP / PTL Finance Corp.
#Ω	3.450%, 07/01/24		636	629,879
Penske Truck Leasing Co. LP/PTL Finance Corp.
Ω	4.250%, 01/17/23		9,025	9,109,203
Ω	4.125%, 08/01/23		2,707	2,725,940
Ω	4.000%, 07/15/25		795	791,801
Ω	4.450%, 01/29/26		3,072	3,081,779
Ω	1.700%, 06/15/26		31,500	28,565,524
Perrigo Finance Unlimited Co.
#	3.900%, 12/15/24		6,632	6,525,046
Philip Morris International, Inc.
	2.875%, 05/01/24		1,500	1,493,289
	2.750%, 02/25/26		2,117	2,049,303
	0.875%, 05/01/26		2,974	2,669,738
Phillips 66
#	3.850%, 04/09/25		5,000	5,027,799
	1.300%, 02/15/26		6,500	5,941,366
Phillips 66 Partners LP
	2.450%, 12/15/24		11,084	10,706,123
	3.605%, 02/15/25		4,667	4,627,765
PNC Financial Services Group, Inc.
	2.200%, 11/01/24		2,057	2,011,527
PPG Industries, Inc.
	1.200%, 03/15/26		34,526	31,452,072
Principal Financial Group, Inc.
	3.400%, 05/15/25		3,000	2,966,479
Procter & Gamble Co.
#	2.700%, 02/02/26		900	885,233
Province of Alberta Canada
	2.650%, 09/01/23	CAD	21,500	16,729,047
Province of British Columbia Canada
	0.900%, 07/20/26		71,800	65,427,032
Province of Ontario Canada
	3.150%, 06/02/22	CAD	15,300	11,929,986

45

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED

			Face Amount^	Value†
			(000)
#	0.625%, 01/21/26		118,667	$108,230,237
	1.050%, 04/14/26		50,860	46,887,325
Province of Quebec Canada
	3.000%, 09/01/23	CAD	40,000	31,273,265
Province of Quebec Canada, Floating Rate Note, 3M CDOR + 0.405%, FRN
(r)	0.968%, 10/13/24	CAD	30,000	23,677,733
Province of Quebec Canada, Floating Rate Note, 3M CDOR + 0.545%, FRN
(r)	1.258%, 10/19/23	CAD	15,000	11,805,122
PSP Capital, Inc.
#Ω	1.000%, 06/29/26		44,693	40,865,045
Public Storage
#	0.875%, 02/15/26		22,500	20,341,608
PulteGroup, Inc.
	5.500%, 03/01/26		3,000	3,130,160
PVH Corp.
	4.625%, 07/10/25		8,000	8,048,694
Quebec, Province of Canada
	2.500%, 04/09/24		3,000	2,982,300
Queensland Treasury Corp.
Ω	3.250%, 07/21/26	AUD	500	354,635
Realty Income Corp.
	4.625%, 11/01/25		400	410,157
Reckitt Benckiser Treasury Services PLC
Ω	2.750%, 06/26/24		1,625	1,603,139
Republic of Italy Government International Bond
	6.875%, 09/27/23		14,450	15,191,632
	2.375%, 10/17/24		23,379	22,773,484
	1.250%, 02/17/26		3,000	2,727,600
Reynolds American, Inc.
	4.450%, 06/12/25		8,000	8,057,793
Roche Holdings, Inc.
Ω	0.991%, 03/05/26		44,350	40,583,095
Rogers Communications, Inc.
#	3.625%, 12/15/25		313	311,225
Roper Technologies, Inc.
#	1.000%, 09/15/25		3,000	2,744,843
Ross Stores, Inc.
	4.600%, 04/15/25		7,200	7,359,371
	0.875%, 04/15/26		3,000	2,683,371
Royal Bank of Canada
	2.352%, 07/02/24	CAD	10,000	7,557,701
	0.875%, 01/20/26		56,400	50,602,521
#	1.200%, 04/27/26		12,000	10,827,553
Royalty Pharma PLC
#	1.200%, 09/02/25		15,303	13,893,814
Ryder System, Inc.
	3.400%, 03/01/23		18,180	18,292,044
	3.875%, 12/01/23		290	292,278

			Face Amount^	Value†
			(000)
	2.500%, 09/01/24		6,000	$5,833,891
	4.625%, 06/01/25		2,800	2,844,959
Santander Holdings USA, Inc.
	3.400%, 01/18/23		18,560	18,611,156
#	3.450%, 06/02/25		2,625	2,576,871
Schlumberger Holdings Corp.
Ω	4.000%, 12/21/25		7,340	7,360,561
Sempra Energy
	3.300%, 04/01/25		12,308	12,136,549
SFIL SA
Ω	0.625%, 02/09/26		40,400	36,745,439
Shell International Finance BV
	3.250%, 05/11/25		2,000	1,993,698
#	2.875%, 05/10/26		4,200	4,088,389
Siemens Financieringsmaatschappij NV
	1.200%, 03/11/26		10,000	9,121,411
#Ω	2.350%, 10/15/26		1,500	1,417,817
Simon Property Group LP
#	2.000%, 09/13/24		14,000	13,569,504
	3.500%, 09/01/25		18,500	18,367,750
#	3.300%, 01/15/26		2,000	1,966,022
Skandinaviska Enskilda Banken AB
Ω	1.250%, 08/05/22	GBP	2,000	2,510,600
Societe Generale SA
Ω	4.250%, 09/14/23		500	504,100
Ω	2.625%, 10/16/24		2,000	1,935,898
#Ω	1.375%, 07/08/25		6,600	6,088,620
Ω	4.000%, 01/12/27		4,000	3,828,489
Southern Power Co.
	1.000%, 06/20/22	EUR	9,710	10,260,551
	0.900%, 01/15/26		6,682	5,995,366
Southwest Airlines Co.
#	4.750%, 05/04/23		5,185	5,275,417
	5.250%, 05/04/25		15,890	16,425,812
Southwestern Electric Power Co.
	1.650%, 03/15/26		37,229	34,287,489
Spectra Energy Partners LP
	3.500%, 03/15/25		5,000	4,988,802
Standard Chartered PLC
Ω	4.050%, 04/12/26		8,744	8,629,803
State of North Rhine-Westphalia Germany, Floating Rate Note, SONIO/N + 0.380%, FRN
(r)Ω	0.830%, 10/15/24	GBP	4,000	5,051,732
Steel Dynamics, Inc.
	2.800%, 12/15/24		3,500	3,425,087

46

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED

			Face Amount^	Value†
			(000)
Stryker Corp.
#	3.375%, 11/01/25		20,700	$20,539,148
Sumitomo Mitsui Financial Group, Inc.
	2.784%, 07/12/22		1,150	1,152,737
	2.696%, 07/16/24		9,364	9,177,215
	1.474%, 07/08/25		11,000	10,176,348
#	0.948%, 01/12/26		24,971	22,360,095
	2.632%, 07/14/26		21,000	19,891,819
Sumitomo Mitsui Trust Bank Ltd.
Ω	2.550%, 03/10/25		11,800	11,430,936
Suncor Energy, Inc.
	3.100%, 05/15/25		18,000	17,656,755
Telstra Corp. Ltd.
	3.125%, 01/17/23		577	568,585
Ω	3.125%, 04/07/25		4,395	4,330,900
Thomson Reuters Corp.
	2.239%, 05/14/25	CAD	750	555,309
Toronto-Dominion Bank
#	0.750%, 01/06/26		32,440	29,167,288
#	1.200%, 06/03/26		169,033	152,377,200
Toronto-Dominion Bank (The), Floating Rate Note, 3M Swap + 1.000%, FRN
(r)Ω	1.068%, 07/10/24	AUD	7,200	5,098,664
Toyota Credit Canada, Inc.
	2.350%, 07/18/22	CAD	10,000	7,795,509
Toyota Motor Corp.
	1.339%, 03/25/26		12,018	11,057,369
Toyota Motor Credit Corp.
Ω	2.375%, 02/01/23	EUR	2,000	2,147,393
#	0.625%, 09/13/24		13,700	12,922,687
#	1.125%, 06/18/26		5,000	4,535,648
Treasury Corp. of Victoria
	0.500%, 11/20/25	AUD	27,400	17,681,078
Truist Financial Corp.
#	2.850%, 10/26/24		4,000	3,953,695
UBS Group AG
Ω	1.750%, 11/16/22	EUR	7,052	7,515,020
Ω	4.125%, 09/24/25		17,000	16,976,706
	4.125%, 09/24/25		21,000	20,971,225
	4.125%, 04/15/26		4,000	3,966,979
Ω	4.125%, 04/15/26		2,700	2,677,711
UniCredit SpA
Ω	7.830%, 12/04/23		6,920	7,264,754
UnitedHealth Group, Inc.
	3.750%, 07/15/25		6,300	6,356,917
#	1.250%, 01/15/26		8,000	7,383,206
#	3.100%, 03/15/26		1,000	985,049
#	1.150%, 05/15/26		1,500	1,367,505
Utah Acquisition Sub, Inc.
	3.950%, 06/15/26		3,500	3,398,145

			Face Amount^	Value†
			(000)
Valero Energy Corp.
	2.850%, 04/15/25		6,788	$6,602,835
Ventas Realty LP
	3.500%, 04/15/24		1,000	996,400
#	2.650%, 01/15/25		2,000	1,936,584
	3.500%, 02/01/25		3,500	3,464,655
VeriSign, Inc.
	5.250%, 04/01/25		750	775,157
Verizon Communications, Inc.
#	3.376%, 02/15/25		5,000	4,995,200
#	0.850%, 11/20/25		4,900	4,473,074
#	1.450%, 03/20/26		29,100	26,670,576
VF Corp.
	2.400%, 04/23/25		1,382	1,336,736
ViacomCBS, Inc.
#	4.000%, 01/15/26		1,400	1,396,096
VMware, Inc.
	1.400%, 08/15/26		12,609	11,301,813
Volkswagen Financial Services AG
Ω	1.375%, 10/16/23	EUR	5,000	5,301,895
Volkswagen Group of America Finance LLC
Ω	2.850%, 09/26/24		1,000	981,752
Volkswagen International Finance NV
Ω	0.875%, 01/16/23	EUR	4,200	4,451,412
Vornado Realty LP
	2.150%, 06/01/26		16,200	14,759,768
Walgreens Boots Alliance, Inc.
	3.450%, 06/01/26		2,031	1,993,478
Walt Disney Co.
#	1.750%, 01/13/26		13,600	12,749,353
Wells Fargo & Co.
Ω	1.500%, 09/12/22	EUR	1,700	1,804,535
	3.184%, 02/08/24	CAD	35,750	27,533,608
#	3.000%, 02/19/25		15,800	15,515,982
	3.550%, 09/29/25		2,300	2,281,786
	3.000%, 04/22/26		5,840	5,620,241
	2.975%, 05/19/26	CAD	1,000	740,567
	3.000%, 10/23/26		11,800	11,267,230
Western Australian Treasury Corp.
Ω	2.750%, 10/20/22	AUD	13,000	9,265,193
Western Union Co. (The)
	1.350%, 03/15/26		55,086	49,909,398
Westpac Banking Corp.
	1.019%, 11/18/24		4,000	3,789,324
	2.850%, 05/13/26		8,100	7,875,085
	1.150%, 06/03/26		85,650	77,719,898
Ω	4.125%, 06/04/26	AUD	1,500	1,069,184

47

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED

			Face Amount^	Value†
			(000)
Westpac Banking Corp., 3M Swap + 0.880%, FRN
(r)Ω	0.958%, 08/16/24	AUD	8,000	$5,677,535
Westpac Banking Corp., 3M Swap + 1.140%, FRN
(r)Ω	1.667%, 04/24/24	AUD	8,000	5,705,559
Whirlpool Corp.
	3.700%, 03/01/23		1,525	1,536,680
Williams Cos., Inc.
#	4.300%, 03/04/24		5,100	5,156,467
Williams Cos., Inc. (The)
	3.900%, 01/15/25		8,442	8,422,336
WRKCo, Inc.
	4.650%, 03/15/26		1,000	1,022,438
Zimmer Biomet Holdings, Inc.
#	3.050%, 01/15/26		3,000	2,905,616

TOTAL BONDS				6,519,185,424

U.S. TREASURY OBLIGATIONS — (5.9%)
U.S. Treasury Note
	0.250%, 06/15/24		200,000	189,679,688

	Face Amount^	Value†
	(000)
U.S. Treasury Notes
0.250%, 03/15/24	77,000	$73,598,164
0.375%, 04/15/24	50,000	47,785,156
0.250%, 05/15/24	95,000	90,342,773
0.375%, 07/15/24	25,000	23,721,680

TOTAL U.S. TREASURY OBLIGATIONS		425,127,461

TOTAL INVESTMENT SECURITIES (Cost $7,386,142,546)		6,944,312,885

	Shares
SECURITIES LENDING COLLATERAL — (2.9%)
@§ The DFA Short Term Investment Fund	17,726,186	205,038,793

TOTAL INVESTMENTS — (100.0%) (Cost $7,591,166,101)		$7,149,351,678

As of April 30, 2022, DFA Short-Term Extended Quality Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	52,266,013	AUD	73,321,653	JP Morgan	05/02/22	$460,599
USD	10,998,113	NZD	16,082,178	HSBC Bank	05/16/22	615,159
USD	111,380,398	NOK	992,766,483	State Street Bank and Trust	05/16/22	5,534,467
USD	102,529,025	CAD	128,148,517	HSBC Bank	05/24/22	2,778,819
USD	51,242,302	AUD	72,369,285	BNY Mellon	06/02/22	82,311
USD	105,287,594	CAD	131,507,721	HSBC Bank	06/02/22	2,922,419
USD	36,058,333	SEK	338,398,841	State Street Bank and Trust	06/23/22	1,546,024
USD	69,417,736	SEK	642,427,794	State Street Bank and Trust	06/29/22	3,884,505
USD	54,737,470	EUR	49,348,972	State Street Bank and Trust	06/30/22	2,531,048
USD	71,251,088	CAD	89,485,040	Bank of America Corp.	07/06/22	1,608,111
USD	97,263,390	NOK	852,156,657	Bank of America Corp.	07/07/22	6,384,176
USD	87,675,957	CAD	110,460,913	Barclays Capital	07/07/22	1,708,762
USD	13,949,488	GBP	10,707,389	State Street Bank and Trust	07/07/22	483,106
USD	48,486,889	EUR	44,472,532	State Street Bank and Trust	07/07/22	1,420,523
USD	98,475,117	AUD	132,089,009	State Street Bank and Trust	07/08/22	5,037,681
USD	45,554,730	EUR	41,722,291	State Street Bank and Trust	07/11/22	1,388,228
USD	42,795,680	CAD	54,155,122	Barclays Capital	07/12/22	650,313
USD	97,496,688	AUD	131,385,803	HSBC Bank	07/12/22	4,551,017
USD	102,071,527	NOK	900,628,444	Morgan Stanley and Co. International	07/18/22	6,011,991

Total Appreciation						$49,599,259
AUD	73,321,653	USD	51,891,200	BNY Mellon	05/02/22	$(85,786)
NZD	5,793,053	USD	3,932,388	Australia & New Zealand Banking Group Ltd.	05/16/22	(192,285)
EUR	13,113,033	USD	14,118,206	Bank of America Corp.	06/30/22	(245,890)

48

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
EUR	2,024,999	USD	2,203,298	State Street Bank and Trust	06/30/22	$(61,046)
EUR	10,396,892	USD	11,291,794	Royal Bank of Scotland	07/07/22	(288,509)

Total (Depreciation)						$(873,516)

Total Appreciation (Depreciation)						$48,725,743

Summary of the Portfolio’s investments as of April 30, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Bonds	—	$6,519,185,424	—	$6,519,185,424
U.S. Treasury Obligations	—	425,127,461	—	425,127,461
Securities Lending Collateral	—	205,038,793	—	205,038,793
Forward Currency Contracts**	—	48,725,743	—	48,725,743

TOTAL	—	$7,198,077,421	—	$7,198,077,421

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

49

DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

		Face Amount	Value†
		(000)
	AGENCY OBLIGATIONS — (1.4%)
	Federal Home Loan Mortgage Corp.
	6.250%, 07/15/32	11,750	$14,821,762
	Federal National Mortgage Association
	0.875%, 08/05/30	10,000	8,330,492

	TOTAL AGENCY OBLIGATIONS		23,152,254

	BONDS — (88.6%)
	3M Co.
#	3.375%, 03/01/29	2,500	2,433,956
#	2.375%, 08/26/29	9,500	8,599,607
	7-Eleven, Inc.
Ω	1.800%, 02/10/31	5,000	4,042,347
Ω	2.500%, 02/10/41	4,250	3,056,325
	AbbVie, Inc.
	4.250%, 11/14/28	4,000	3,987,014
	Activision Blizzard, Inc.
#	1.350%, 09/15/30	2,000	1,628,044
	Advance Auto Parts, Inc.
	3.500%, 03/15/32	1,350	1,209,577
	Aetna, Inc.
	6.750%, 12/15/37	1,000	1,182,604
	Affiliated Managers Group, Inc.
	3.300%, 06/15/30	5,200	4,790,742
	Agilent Technologies, Inc.
	2.750%, 09/15/29	1,400	1,255,793
	Ahold Finance USA LLC
#	6.875%, 05/01/29	388	443,626
	Alimentation Couche-Tard, Inc.
Ω	3.439%, 05/13/41	650	525,476
	Allegion PLC
	3.500%, 10/01/29	3,800	3,512,262
	Allstate Corp.
	5.350%, 06/01/33	1,900	2,067,403
	Alphabet, Inc.
	1.100%, 08/15/30	1,160	948,287
	Altria Group, Inc.
	4.800%, 02/14/29	736	728,964
	3.400%, 05/06/30	2,500	2,239,278
	2.450%, 02/04/32	7,000	5,601,628
	Amcor Flexibles North America, Inc.
#	2.630%, 06/19/30	375	329,244

		Face Amount	Value†
		(000)
	Amdocs Ltd.
	2.538%, 06/15/30	1,600	$1,377,778
	AmerisourceBergen Corp.
	3.450%, 12/15/27	6,059	5,883,251
	2.800%, 05/15/30	3,800	3,395,335
	Amgen, Inc.
	2.300%, 02/25/31	7,100	6,108,397
	3.350%, 02/22/32	400	368,843
	2.800%, 08/15/41	7,000	5,368,624
	Amphenol Corp.
	2.800%, 02/15/30	6,000	5,375,284
	Anheuser-Busch InBev Worldwide, Inc.
#	4.900%, 01/23/31	2,000	2,074,643
	Anthem, Inc.
	3.650%, 12/01/27	555	542,834
#	4.101%, 03/01/28	5,000	4,995,847
	2.250%, 05/15/30	8,100	6,985,146
	ANZ New Zealand International Ltd.
#Ω	3.450%, 07/17/27	7,000	6,823,060
	Aon Corp.
	3.750%, 05/02/29	10,175	9,918,443
	2.800%, 05/15/30	1,500	1,334,309
	Appalachian Power Co.
	7.000%, 04/01/38	1,600	1,915,210
	Apple, Inc.
#	3.000%, 11/13/27	7,500	7,309,323
	2.200%, 09/11/29	5,000	4,538,732
	ArcelorMittal SA
#	4.250%, 07/16/29	2,447	2,371,375
	Arizona Public Service Co.
#	2.200%, 12/15/31	7,500	6,200,246
	Arrow Electronics, Inc.
	3.875%, 01/12/28	5,330	5,206,177
	Ashtead Capital, Inc.
Ω	2.450%, 08/12/31	2,000	1,630,986
	Assurant, Inc.
	2.650%, 01/15/32	3,000	2,443,102
	AstraZeneca PLC
	4.000%, 01/17/29	3,000	3,014,782
	AT&T, Inc.
#	2.750%, 06/01/31	6,634	5,850,108
	AutoNation, Inc.
	3.850%, 03/01/32	2,122	1,914,271
	AvalonBay Communities, Inc.
#	2.450%, 01/15/31	3,000	2,663,517
#	2.050%, 01/15/32	3,200	2,727,989
	Avnet, Inc.
#	3.000%, 05/15/31	8,645	7,396,231

50

DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED

		Face Amount	Value†
		(000)
AXIS Specialty Finance PLC
	4.000%, 12/06/27	4,780	$4,682,275
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc.
	3.337%, 12/15/27	10,970	10,484,901
	3.138%, 11/07/29	2,000	1,849,487
Banco Santander SA
	3.800%, 02/23/28	5,800	5,505,595
	3.490%, 05/28/30	600	547,736
Bank of Nova Scotia
	2.450%, 02/02/32	7,000	5,939,417
BAT Capital Corp.
	4.906%, 04/02/30	9,000	8,676,501
#	4.390%, 08/15/37	2,000	1,702,727
Bayer U.S. Finance II LLC
#Ω	4.375%, 12/15/28	7,000	6,942,385
Berkshire Hathaway Finance Corp.
	1.450%, 10/15/30	12,631	10,430,576
Best Buy Co., Inc.
	4.450%, 10/01/28	5,000	5,068,585
#	1.950%, 10/01/30	1,200	995,176
Biogen, Inc.
#	2.250%, 05/01/30	12,000	10,031,465
Black Hills Corp.
	4.350%, 05/01/33	8,837	8,529,230
BlackRock, Inc.
	3.250%, 04/30/29	1,365	1,316,203
#	1.900%, 01/28/31	15,500	13,041,885
BMW U.S. Capital LLC
Ω	4.150%, 04/09/30	4,000	3,973,720
BNP Paribas SA
Ω	3.500%, 11/16/27	8,631	8,182,764
Boardwalk Pipelines LP
	3.600%, 09/01/32	550	486,143
Boeing Co.
	2.950%, 02/01/30	3,000	2,582,607
#	3.600%, 05/01/34	3,000	2,522,661
	3.250%, 02/01/35	700	560,623
Boeing Co. (The)
	6.125%, 02/15/33	3,335	3,510,105
Booking Holdings, Inc.
#	4.625%, 04/13/30	4,900	5,010,564
BP Capital Markets America, Inc.
#	3.017%, 01/16/27	1,600	1,540,179
	1.749%, 08/10/30	1,800	1,496,865
	2.721%, 01/12/32	2,000	1,761,583
	3.060%, 06/17/41	10,000	8,146,121
BPCE SA
Ω	2.700%, 10/01/29	2,000	1,778,176
Bristol-Myers Squibb Co.
#	4.125%, 06/15/39	3,400	3,308,330

		Face Amount	Value†
		(000)
	Brixmor Operating Partnership LP
	2.500%, 08/16/31	2,633	$2,179,521
	Broadcom, Inc.
	4.300%, 11/15/32	4,000	3,750,655
Ω	3.419%, 04/15/33	1,000	857,940
Ω	3.137%, 11/15/35	7,900	6,381,008
	Brookfield Finance, Inc.
	4.350%, 04/15/30	2,000	1,980,680
	Bunge Ltd. Finance Corp.
	3.750%, 09/25/27	3,075	3,002,161
	Camden Property Trust
	2.800%, 05/15/30	2,000	1,812,904
	Campbell Soup Co.
	4.150%, 03/15/28	905	900,171
	Canadian Natural Resources Ltd.
	2.950%, 07/15/30	4,980	4,460,657
	5.850%, 02/01/35	2,000	2,062,890
	Cargill, Inc.
Ω	2.125%, 04/23/30	3,470	3,024,924
	Carrier Global Corp.
	2.700%, 02/15/31	2,500	2,177,743
	3.377%, 04/05/40	1,000	821,119
	Cboe Global Markets, Inc.
	1.625%, 12/15/30	600	496,189
	CenterPoint Energy Resources Corp.
	4.000%, 04/01/28	3,000	2,965,183
	CenterPoint Energy, Inc.
	2.950%, 03/01/30	2,000	1,813,699
	Charles Schwab Corp.
	2.750%, 10/01/29	3,000	2,748,647
	2.900%, 03/03/32	2,300	2,057,864
	Charles Schwab Corp. (The)
	4.625%, 03/22/30	5,000	5,164,197
	Choice Hotels International, Inc.
	3.700%, 12/01/29	1,580	1,476,435
	Chubb Corp. (The)
	6.500%, 05/15/38	500	614,539
	CI Financial Corp.
	3.200%, 12/17/30	3,000	2,539,544
	Cigna Corp.
	4.375%, 10/15/28	5,000	5,016,280
#	2.400%, 03/15/30	4,000	3,499,824
	2.375%, 03/15/31	1,400	1,198,254
	3.200%, 03/15/40	1,870	1,534,144
	Cincinnati Financial Corp.
	6.920%, 05/15/28	358	410,887
	Citigroup, Inc.
	8.125%, 07/15/39	5,000	6,884,416
	Clorox Co.
	3.900%, 05/15/28	1,000	997,998

51

DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED

		Face Amount	Value†
		(000)
CME Group, Inc.
	3.750%, 06/15/28	313	$310,762
CNO Financial Group, Inc.
	5.250%, 05/30/29	3,750	3,822,199
Coca-Cola Co. (The)
	2.500%, 06/01/40	3,000	2,402,678
Comcast Corp.
	4.250%, 10/15/30	1,000	1,003,714
	4.250%, 01/15/33	4,000	3,991,508
	7.050%, 03/15/33	3,837	4,681,708
	4.400%, 08/15/35	3,250	3,227,235
Comerica, Inc.
	4.000%, 02/01/29	1,000	998,802
Commonwealth Bank of
	Australia
Ω	1.875%, 09/15/31	3,500	2,905,947
Conagra Brands, Inc.
#	5.300%, 11/01/38	7,000	6,963,121
ConocoPhillips
	5.900%, 10/15/32	7,000	8,010,790
#	6.500%, 02/01/39	1,500	1,852,968
Consolidated Edison Co. of New York, Inc.
	6.750%, 04/01/38	1,300	1,577,908
	5.500%, 12/01/39	1,400	1,508,256
	5.700%, 06/15/40	294	321,057
Corporate Office
	Properties LP
	2.900%, 12/01/33	2,000	1,632,949
Costco Wholesale Corp.
#	1.750%, 04/20/32	29,098	24,151,448
Cox Communications, Inc.
Ω	4.800%, 02/01/35	3,797	3,714,203
Credit Agricole SA
	3.875%, 04/15/24	78	78,483
CRH America Finance, Inc.
Ω	3.950%, 04/04/28	2,280	2,255,158
Crown Castle International Corp.
	2.250%, 01/15/31	2,000	1,646,189
	2.900%, 04/01/41	3,000	2,236,905
CVS Health Corp.
	3.250%, 08/15/29	6,151	5,729,195
	2.700%, 08/21/40	1,000	754,320
Daimler Finance North
	America LLC
	8.500%, 01/18/31	9,188	11,813,746
Danske Bank AS
Ω	4.375%, 06/12/28	6,000	5,819,396
Deere & Co.
#	5.375%, 10/16/29	650	710,148
Dentsply Sirona, Inc.
#	3.250%, 06/01/30	3,833	3,410,452

		Face Amount	Value†
		(000)
	Diageo Capital PLC
	2.375%, 10/24/29	7,400	$6,671,380
	2.125%, 04/29/32	2,600	2,214,457
	Discovery Communications LLC
#	3.625%, 05/15/30	8,000	7,333,950
	Dollar Tree, Inc.
	4.200%, 05/15/28	5,234	5,193,664
	Dow Chemical Co. (The)
	7.375%, 11/01/29	458	546,157
#	4.250%, 10/01/34	1,402	1,378,323
	Duke Energy Corp.
	3.300%, 06/15/41	2,750	2,225,001
	DuPont de Nemours, Inc.
	5.319%, 11/15/38	8,000	8,383,623
	Eagle Materials, Inc.
	2.500%, 07/01/31	1,000	846,049
	Eaton Corp.
	4.000%, 11/02/32	12,465	12,348,487
	EI du Pont de Nemours & Co.
	2.300%, 07/15/30	1,225	1,085,083
	Enel Finance International NV
Ω	3.500%, 04/06/28	4,000	3,856,537
	Enterprise Products Operating LLC
	6.875%, 03/01/33	2,035	2,384,655
	6.650%, 10/15/34	1,500	1,732,671
	EOG Resources, Inc.
#	4.375%, 04/15/30	8,000	8,222,095
	Equinor ASA
Ω	6.500%, 12/01/28	4,000	4,561,029
#	2.375%, 05/22/30	2,000	1,782,743
	ERP Operating LP
#	1.850%, 08/01/31	2,000	1,689,186
	Estee Lauder Cos., Inc. (The)
	2.600%, 04/15/30	2,400	2,187,029
	Expedia Group, Inc.
	3.250%, 02/15/30	853	760,903
	Extra Space Storage LP
	2.350%, 03/15/32	716	589,302
	Exxon Mobil Corp.
#	2.440%, 08/16/29	6,050	5,531,425
	FedEx Corp.
	3.100%, 08/05/29	1,500	1,392,620
	4.900%, 01/15/34	6,488	6,611,413
	3.900%, 02/01/35	2,000	1,844,045
	Fidelity National Financial, Inc.
	3.400%, 06/15/30	8,900	8,055,183
	2.450%, 03/15/31	1,000	829,464
	Flex Ltd.
	4.875%, 06/15/29	2,789	2,789,316

52

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CONTINUED

		Face Amount	Value†
		(000)
#	4.875%, 05/12/30	2,500	$2,472,860
Flowserve Corp.
	2.800%, 01/15/32	10,000	8,234,370
FMR LLC
Ω	4.950%, 02/01/33	9,555	9,924,220
Fortune Brands Home & Security, Inc.
	3.250%, 09/15/29	4,700	4,254,745
Fox Corp.
	5.476%, 01/25/39	6,000	6,211,046
Fresenius Medical Care U.S. Finance III, Inc.
#Ω	2.375%, 02/16/31	3,600	2,925,982
Ω	3.000%, 12/01/31	571	483,843
GATX Corp.
	3.500%, 06/01/32	1,050	951,194
General Dynamics Corp.
#	4.250%, 04/01/40	3,952	3,902,436
General Electric Co.
	6.750%, 03/15/32	3,608	4,214,783
General Motors Co.
	5.000%, 04/01/35	1,750	1,656,152
Georgia Power Co.
#	2.650%, 09/15/29	2,000	1,801,285
Georgia-Pacific LLC
	7.750%, 11/15/29	4,960	6,119,707
#Ω	2.300%, 04/30/30	7,000	6,177,382
Gilead Sciences, Inc.
	4.000%, 09/01/36	1,000	942,014
	2.600%, 10/01/40	5,000	3,754,650
GlaxoSmithKline Capital, Inc.
#	3.875%, 05/15/28	2,800	2,815,268
	5.375%, 04/15/34	7,000	7,856,379
Glencore Funding LLC
#Ω	2.850%, 04/27/31	6,000	5,125,560
Global Payments, Inc.
	4.450%, 06/01/28	1,071	1,066,051
Goldman Sachs Group, Inc.
#	6.125%, 02/15/33	7,000	7,799,576
Halliburton Co.
	2.920%, 03/01/30	1,000	904,213
	6.700%, 09/15/38	5,400	6,187,000
Health Care Service Corp. A Mutual Legal Reserve Co.
Ω	2.200%, 06/01/30	3,500	3,016,643
Healthcare Trust of America Holdings LP
	2.000%, 03/15/31	800	650,439
Home Depot Inc (The)
	5.875%, 12/16/36	3,500	4,128,060
Home Depot, Inc. (The)
	3.300%, 04/15/40	9,000	7,873,330
HP, Inc.
	3.400%, 06/17/30	9,000	8,064,810

		Face Amount	Value†
		(000)
	HSBC Holdings PLC
	4.950%, 03/31/30	3,556	$3,587,706
	ING Groep NV
#	3.950%, 03/29/27	6,550	6,386,180
#	4.550%, 10/02/28	206	204,840
	Intel Corp.
#	4.000%, 12/15/32	1,200	1,186,550
	Intercontinental Exchange, Inc.
	2.100%, 06/15/30	5,581	4,824,440
#	2.650%, 09/15/40	5,000	3,845,200
	International Business Machines Corp.
	3.300%, 01/27/27	1,726	1,701,612
	3.500%, 05/15/29	29	28,056
	1.950%, 05/15/30	2,800	2,394,991
	5.875%, 11/29/32	66	74,816
	4.150%, 05/15/39	2,300	2,178,752
	2.850%, 05/15/40	2,000	1,594,024
	Interstate Power & Light Co.
	2.300%, 06/01/30	2,228	1,926,446
	Intesa Sanpaolo SpA
Ω	3.875%, 07/14/27	4,000	3,797,502
	ITC Holdings Corp.
Ω	2.950%, 05/14/30	1,500	1,355,229
	Jabil, Inc.
	3.600%, 01/15/30	3,995	3,688,411
	3.000%, 01/15/31	6,567	5,707,273
	Jefferies Group LLC/Jefferies Group Capital Finance, Inc.
	2.625%, 10/15/31	1,900	1,562,089
	Johnson & Johnson
#	1.300%, 09/01/30	11,825	9,937,592
	4.950%, 05/15/33	3,800	4,177,121
	4.375%, 12/05/33	4,334	4,575,604
	3.550%, 03/01/36	1,500	1,440,289
	2.100%, 09/01/40	14,000	10,573,406
	Juniper Networks, Inc.
	3.750%, 08/15/29	7,000	6,725,043
	Kellogg Co.
	7.450%, 04/01/31	1,100	1,326,773
	Kemper Corp.
#	2.400%, 09/30/30	5,500	4,506,212
	3.800%, 02/23/32	3,100	2,775,335
	KeyCorp
	2.550%, 10/01/29	9,783	8,725,673
	Kilroy Realty LP
	2.500%, 11/15/32	3,000	2,424,902
	Kinder Morgan Energy Partners LP
	6.500%, 09/01/39	1,565	1,705,971
	Kroger Co.
	7.500%, 04/01/31	6,725	8,139,634

53

DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED

		Face Amount	Value†
		(000)
	Lam Research Corp.
#	4.000%, 03/15/29	2,000	$1,989,498
	Lazard Group LLC
	4.500%, 09/19/28	7,000	6,944,348
	Lear Corp.
#	3.800%, 09/15/27	261	251,726
	3.500%, 05/30/30	3,995	3,659,004
	Leggett & Platt, Inc.
	4.400%, 03/15/29	11,000	10,960,972
	Leidos, Inc.
	2.300%, 02/15/31	3,000	2,471,234
	Liberty Mutual Group, Inc.
Ω	4.569%, 02/01/29	4,000	4,058,631
	Lincoln National Corp.
	3.050%, 01/15/30	11,900	10,915,177
#	3.400%, 01/15/31	60	55,936
	3.400%, 03/01/32	2,000	1,843,365
	Lloyds Banking Group PLC
	4.375%, 03/22/28	4,000	3,956,689
	Lockheed Martin Corp.
	4.500%, 05/15/36	2,650	2,733,836
	Loews Corp.
	6.000%, 02/01/35	1,900	2,138,029
	LSEGA Financing PLC
Ω	2.500%, 04/06/31	5,000	4,362,461
	LYB International Finance III LLC
	3.375%, 10/01/40	5,500	4,456,486
	Markel Corp.
	3.350%, 09/17/29	8,000	7,516,740
	Mars, Inc.
#Ω	3.600%, 04/01/34	9,159	8,608,512
	Marsh & McLennan Cos., Inc.
	4.375%, 03/15/29	1,762	1,779,925
	2.250%, 11/15/30	8,300	7,189,752
	2.375%, 12/15/31	65	56,167
	5.875%, 08/01/33	2,500	2,799,629
	McDonald’s Corp.
	4.875%, 07/15/40	7,200	7,271,409
	Merck & Co., Inc.
	1.450%, 06/24/30	11,000	9,180,323
	2.350%, 06/24/40	5,100	3,938,011
	Merck Sharp & Dohme Corp.
#	6.400%, 03/01/28	1,591	1,810,774
	MetLife, Inc.
	6.500%, 12/15/32	300	356,466
#	5.700%, 06/15/35	6,900	7,724,007
	Micron Technology, Inc.
#	4.663%, 02/15/30	4,334	4,279,586
	3.366%, 11/01/41	2,000	1,589,649
	Microsoft Corp.
#	3.500%, 02/12/35	16,000	15,476,767
	4.200%, 11/03/35	5,750	5,987,480

		Face Amount	Value†
		(000)
	Mitsubishi UFJ Financial Group, Inc.
	3.195%, 07/18/29	1,002	$920,662
	2.048%, 07/17/30	8,750	7,265,130
#	3.751%, 07/18/39	3,200	2,921,601
	Mizuho Financial Group, Inc.
	2.839%, 09/13/26	2,000	1,890,704
	Morgan Stanley
	7.250%, 04/01/32	4,234	5,102,740
	Morgan Stanley Domestic Holdings, Inc.
	4.500%, 06/20/28	2,500	2,514,346
	Mosaic Co.
	4.050%, 11/15/27	4,000	3,966,764
	Motorola Solutions, Inc.
	4.600%, 05/23/29	9,894	9,698,193
	MPLX LP
	4.125%, 03/01/27	2,000	1,981,472
	4.500%, 04/15/38	3,000	2,755,568
	Nestle Holdings, Inc.
#Ω	1.250%, 09/15/30	19,000	15,545,019
	NetApp, Inc.
#	2.700%, 06/22/30	8,000	6,991,017
	NIKE, Inc.
#	2.850%, 03/27/30	1,944	1,809,678
	Nissan Motor Co. Ltd.
#Ω	4.810%, 09/17/30	7,988	7,485,220
	Nomura Holdings, Inc.
	3.103%, 01/16/30	7,625	6,852,678
	2.679%, 07/16/30	2,000	1,720,507
	Norfolk Southern Corp.
	5.640%, 05/17/29	2,048	2,215,451
	Northern Trust Corp.
#	1.950%, 05/01/30	9,100	7,916,537
	Northrop Grumman Corp.
	5.150%, 05/01/40	2,000	2,110,611
	Nucor Corp.
	3.950%, 05/01/28	6,000	5,977,736
	2.700%, 06/01/30	3,700	3,299,156
	3.125%, 04/01/32	2,080	1,872,300
	Nutrien Ltd.
	2.950%, 05/13/30	2,000	1,814,154
	NVIDIA Corp.
#	3.500%, 04/01/40	2,000	1,806,796
	Omnicom Group, Inc.
	4.200%, 06/01/30	520	511,226
	Oracle Corp.
#	3.250%, 11/15/27	4,650	4,325,724
	3.250%, 05/15/30	7,966	7,050,391
	ORIX Corp.
#	2.250%, 03/09/31	1,500	1,278,756
	Owens Corning
	3.875%, 06/01/30	5,300	5,073,942
	Paramount Global
	4.200%, 05/19/32	4,800	4,428,480

54

DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED

	Face Amount	Value†
	(000)
Parker-Hannifin Corp.
3.250%, 06/14/29	2,850	$2,662,347
PerkinElmer, Inc.
3.300%, 09/15/29	2,700	2,474,744
Pfizer, Inc.
3.900%, 03/15/39	2,400	2,320,630
Philip Morris International, Inc.
3.375%, 08/15/29	7,000	6,577,549
2.100%, 05/01/30	5,000	4,271,552
Phillips 66
# 2.150%, 12/15/30	3,000	2,519,087
Phillips 66 Partners LP
3.550%, 10/01/26	3,550	3,458,037
3.150%, 12/15/29	5,500	5,080,662
PNC Financial Services Group, Inc. (The)
3.450%, 04/23/29	1,000	963,665
PPG Industries, Inc.
2.800%, 08/15/29	5,500	5,076,311
2.550%, 06/15/30	4,000	3,595,953
Primerica, Inc.
2.800%, 11/19/31	6,450	5,637,648
Procter & Gamble Co.
1.200%, 10/29/30	4,250	3,503,008
Progress Energy, Inc.
6.000%, 12/01/39	5,010	5,464,404
Progressive Corp.
3.000%, 03/15/32	200	181,709
6.250%, 12/01/32	900	1,057,844
Prudential Financial, Inc.
3.878%, 03/27/28	2,856	2,861,052
# 5.750%, 07/15/33	3,625	4,006,328
3.000%, 03/10/40	1,000	826,350
Prudential PLC
3.125%, 04/14/30	3,000	2,769,386
3.625%, 03/24/32	2,750	2,565,877
PulteGroup, Inc.
6.375%, 05/15/33	1,500	1,621,110
QUALCOMM, Inc.
# 2.150%, 05/20/30	13,250	11,617,627
4.650%, 05/20/35	800	831,664
Quest Diagnostics, Inc.
2.800%, 06/30/31	5,600	4,880,518
Ralph Lauren Corp.
# 2.950%, 06/15/30	1,000	910,940
Rayonier LP
2.750%, 05/17/31	3,500	3,035,776
Raytheon Technologies Corp.
# 4.450%, 11/16/38	1,000	997,855
Realty Income Corp.
# 2.850%, 12/15/32	3,000	2,656,777
1.800%, 03/15/33	5,000	3,928,006

		Face Amount	Value†
		(000)
	Reinsurance Group of America, Inc.
	3.950%, 09/15/26	4,857	$4,834,842
	3.150%, 06/15/30	1,600	1,456,198
	RELX Capital, Inc.
#	3.000%, 05/22/30	900	811,355
	Republic Services, Inc.
	6.200%, 03/01/40	230	264,218
	Rio Tinto Finance USA Ltd.
	7.125%, 07/15/28	2,120	2,485,418
	Royal Bank of Canada
	3.875%, 05/04/32	2,000	1,921,491
	Royalty Pharma PLC
	2.200%, 09/02/30	4,000	3,337,422
	3.300%, 09/02/40	5,250	4,097,711
	Schlumberger Investment SA
	2.650%, 06/26/30	550	491,591
	Sempra Energy
#	3.800%, 02/01/38	3,000	2,735,092
	Shell International Finance BV
	2.375%, 11/07/29	2,000	1,784,429
	Sherwin-Williams Co.
	2.950%, 08/15/29	1,230	1,130,481
	Siemens Financieringsmaatschappij NV
Ω	6.125%, 08/17/26	80	87,034
	Simon Property Group LP
#	2.650%, 07/15/30	4,000	3,519,176
	2.250%, 01/15/32	4,100	3,393,021
	Societe Generale SA
#Ω	3.000%, 01/22/30	5,400	4,702,316
	Southwest Gas Corp.
	2.200%, 06/15/30	5,700	4,729,565
	Steel Dynamics, Inc.
#	3.250%, 01/15/31	7,626	6,975,148
	STORE Capital Corp.
	2.750%, 11/18/30	4,000	3,409,369
	Sumitomo Mitsui Financial Group, Inc.
#	3.544%, 01/17/28	3,500	3,373,453
	3.040%, 07/16/29	3,000	2,727,264
	2.222%, 09/17/31	6,227	5,151,221
	Suncor Energy, Inc.
	5.950%, 12/01/34	7,000	7,627,311
	6.500%, 06/15/38	1,000	1,142,792
	Takeda Pharmaceutical Co. Ltd.
	3.025%, 07/09/40	9,961	7,946,151
	Tapestry, Inc.
	3.050%, 03/15/32	1,762	1,498,861
	Telefonica Europe BV
	8.250%, 09/15/30	9,275	11,482,047

55

DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED

	Face Amount	Value†
	(000)
Textron, Inc.
2.450%, 03/15/31	6,750	$5,733,073
TotalEnergies Capital International SA
2.829%, 01/10/30	9,400	8,676,761
TotalEnergies Capital SA
# 3.883%, 10/11/28	4,928	4,886,770
Toyota Motor Credit Corp.
3.050%, 01/11/28	7,000	6,765,384
TransCanada PipeLines Ltd.
# 4.625%, 03/01/34	9,545	9,434,694
Travelers Cos., Inc.
6.250%, 06/15/37	670	802,876
Travelers Property Casualty Corp.
6.375%, 03/15/33	4,744	5,669,387
Union Pacific Corp.
# 2.375%, 05/20/31	3,000	2,629,796
# 2.891%, 04/06/36	8,930	7,625,524
United Parcel Service, Inc.
# 6.200%, 01/15/38	2,000	2,407,012
# 5.200%, 04/01/40	5,260	5,767,525
UnitedHealth Group, Inc.
# 3.875%, 12/15/28	3,000	3,002,969
4.625%, 07/15/35	6,050	6,196,432
2.750%, 05/15/40	2,000	1,606,282
Unum Group
3.875%, 11/05/25	6,000	5,966,696
4.000%, 06/15/29	3,775	3,682,324
Valero Energy Corp.
7.500%, 04/15/32	4,400	5,239,979
# 6.625%, 06/15/37	2,300	2,618,758
Ventas Realty LP
3.000%, 01/15/30	3,800	3,422,188
Verizon Communications, Inc.
4.016%, 12/03/29	3,082	3,015,185
4.500%, 08/10/33	100	99,974
VF Corp.
# 2.950%, 04/23/30	5,845	5,278,344
Viatris, Inc.
3.850%, 06/22/40	5,750	4,476,843
Virginia Electric & Power Co.
8.875%, 11/15/38	670	980,477
Vodafone Group PLC
# 7.875%, 02/15/30	8,125	9,838,199
Vornado Realty LP
3.400%, 06/01/31	5,250	4,618,704
Walgreens Boots Alliance, Inc.
# 3.200%, 04/15/30	4,604	4,244,910
Walmart, Inc.
# 1.800%, 09/22/31	10,309	8,784,919
Walt Disney Co.
# 2.650%, 01/13/31	5,535	4,935,641
# 6.200%, 12/15/34	6,200	7,260,359

	Face Amount	Value†
	(000)
Waste Management, Inc.
2.950%, 06/01/41	5,000	$4,091,777
Wells Fargo & Co.
# 4.150%, 01/24/29	7,042	6,956,944
Welltower, Inc.
# 3.100%, 01/15/30	2,000	1,838,993
# 2.750%, 01/15/31	8,500	7,479,277
Westlake Chemical Corp.
3.375%, 06/15/30	1,416	1,312,545
Westlake Corp.
2.875%, 08/15/41	800	596,226
Westpac Banking Corp.
# 2.700%, 08/19/26	4,345	4,192,229
# 2.150%, 06/03/31	19,052	16,261,438
WestRock MWV LLC
8.200%, 01/15/30	3,885	4,755,870
7.950%, 02/15/31	3,112	3,799,826
Whirlpool Corp.
# 4.750%, 02/26/29	2,000	2,026,451
Williams Cos., Inc.
# 8.750%, 03/15/32	5,000	6,469,691
Wisconsin Power & Light Co.
1.950%, 09/16/31	3,250	2,721,688
WP Carey, Inc.
2.450%, 02/01/32	2,300	1,924,549
WRKCo, Inc.
4.200%, 06/01/32	2,000	1,953,734

TOTAL BONDS		1,499,903,547

U.S. TREASURY OBLIGATIONS — (2.3%)
U.S. Treasury Notes
0.375%, 04/30/25	7,000	6,496,875
0.250%, 08/31/25	10,000	9,152,344
1.250%, 09/30/28	4,000	3,598,594
1.375%, 12/31/28	4,000	3,618,750
1.125%, 02/15/31	13,000	11,219,609
1.625%, 05/15/31	3,500	3,145,762
1.375%, 11/15/31	1,500	1,309,922

TOTAL U.S. TREASURY OBLIGATIONS		38,541,856

TOTAL INVESTMENT SECURITIES (Cost $1,764,918,509)		1,561,597,657

	Shares
SECURITIES LENDING COLLATERAL — (7.7%)
@§ The DFA Short Term Investment Fund	11,336,054	131,124,137

TOTAL INVESTMENTS — (100.0%) (Cost $1,896,040,342)		$1,692,721,794

56

DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO

CONTINUED

Summary of the Portfolio’s investments as of April 30, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Agency Obligations	—	$23,152,254	—	$23,152,254
Bonds	—	1,499,903,547	—	1,499,903,547
U.S. Treasury Obligations	—	38,541,856	—	38,541,856
Securities Lending Collateral	—	131,124,137	—	131,124,137

TOTAL	—	$1,692,721,794	—	$1,692,721,794

See accompanying Notes to Financial Statements.

57

DFA TARGETED CREDIT PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

			Face Amount^	Value†
			(000)
BONDS — (90.8%)
AUSTRALIA — (1.9%)
ANZ New Zealand International Ltd.
#Ω	1.250%, 06/22/26		3,583	$3,228,685
APT Pipelines Ltd.
	4.200%, 03/23/25		2,000	2,004,180
Ω	4.200%, 03/23/25		1,200	1,202,508
Bank of New Zealand
Ω	1.000%, 03/03/26		300	270,611
FMG Resources August 2006 Pty Ltd.
Ω	5.125%, 05/15/24		1,500	1,515,000
Glencore Finance Europe Ltd.
	0.625%, 09/11/24	EUR	397	404,821
Glencore Funding LLC
Ω	4.625%, 04/29/24		3,400	3,440,355
#Ω	1.625%, 09/01/25		1,175	1,080,127
Ω	1.625%, 04/27/26		700	633,603
Telstra Corp. Ltd.
Ω	3.125%, 04/07/25		2,953	2,909,931

TOTAL AUSTRALIA				16,689,821

CANADA — (5.6%)
Bank of Montreal
#	1.250%, 09/15/26		5,000	4,461,862
Bank of Nova Scotia
	1.050%, 03/02/26		5,900	5,306,140
Brookfield Asset Management, Inc.
#	4.000%, 01/15/25		2,100	2,121,384
Canadian Imperial Bank of Commerce
	1.250%, 06/22/26		7,631	6,813,924
Canadian National Railway Co.
	2.750%, 03/01/26		2,000	1,940,733
Canadian Natural Resources Ltd.
	2.950%, 01/15/23		1,000	1,001,626
	3.900%, 02/01/25		1,200	1,201,459
	2.050%, 07/15/25		250	235,403
Enbridge Pipelines, Inc.
	3.000%, 08/10/26	CAD	3,000	2,232,795
Enbridge, Inc.
	3.190%, 12/05/22	CAD	1,000	780,493
#	2.500%, 01/15/25		2,200	2,133,624
National Bank of Canada
	1.534%, 06/15/26	CAD	7,500	5,271,572

			Face Amount^	Value†
			(000)
CANADA — (Continued)
Royal Bank of Canada
	0.875%, 01/20/26		8,000	$7,177,662
Spectra Energy Partners LP
	4.750%, 03/15/24		500	510,330
Thomson Reuters Corp.
	2.239%, 05/14/25	CAD	2,000	1,480,824
Toronto-Dominion Bank
	1.200%, 06/03/26		7,500	6,760,982
TransCanada PipeLines Ltd.
	2.500%, 08/01/22		600	601,213

TOTAL CANADA				50,032,026

DENMARK — (0.2%)
Danske Bank AS
Ω	5.375%, 01/12/24		2,000	2,039,886

FRANCE — (1.5%)
BNP Paribas SA
Ω	3.375%, 01/09/25		2,000	1,964,466
BPCE SA
Ω	2.375%, 01/14/25		2,300	2,198,838
Ω	1.000%, 01/20/26		3,000	2,682,887
Societe Generale SA
Ω	2.625%, 10/16/24		800	774,359
#Ω	1.375%, 07/08/25		3,600	3,321,065
#Ω	4.000%, 01/12/27		2,000	1,914,245

TOTAL FRANCE				12,855,860

GERMANY — (4.1%)
Bayer U.S. Finance II LLC
Ω	4.250%, 12/15/25		2,800	2,810,658
Bayer U.S. Finance LLC
Ω	3.375%, 10/08/24		1,000	988,918
BMW U.S. Capital LLC
Ω	2.800%, 04/11/26		4,500	4,342,345
Daimler Finance North America LLC
	3.350%, 02/22/23		333	334,931
Ω	3.300%, 05/19/25		300	296,478
Ω	1.450%, 03/02/26		6,000	5,483,523
Daimler Trucks Finance North America LLC
Ω	3.500%, 04/07/25		4,490	4,442,192
Deutsche Bank AG
	3.700%, 05/30/24		1,800	1,803,529
	1.686%, 03/19/26		2,200	2,007,436

58

DFA TARGETED CREDIT PORTFOLIO

CONTINUED

		Face Amount^	Value†
		(000)
GERMANY — (Continued)
Deutsche Telekom International Finance BV
Ω	3.600%, 01/19/27	2,500	$2,468,428
Fresenius Medical Care U.S. Finance III, Inc.
Ω	1.875%, 12/01/26	3,280	2,969,901
Siemens Financieringsmaatschappij NV
	1.200%, 03/11/26	7,500	6,841,058
Ω	1.200%, 03/11/26	1,500	1,368,212
ZF North America Capital, Inc.
Ω	4.750%, 04/29/25	500	488,735

TOTAL GERMANY			36,646,344

IRELAND — (0.7%)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
#	6.500%, 07/15/25	5,450	5,649,035
	1.750%, 01/30/26	500	444,495

TOTAL IRELAND			6,093,530

ITALY — (0.7%)
Intesa Sanpaolo SpA
Ω	3.250%, 09/23/24	800	783,677
Republic of Italy Government International Bond
	6.875%, 09/27/23	750	788,493
	2.375%, 10/17/24	1,661	1,617,980
	1.250%, 02/17/26	3,500	3,182,200

TOTAL ITALY			6,372,350

JAPAN — (6.2%)
7-Eleven, Inc.
#Ω	0.950%, 02/10/26	8,176	7,312,183
Aircastle Ltd.
	4.125%, 05/01/24	2,000	1,989,519
Ω	5.250%, 08/11/25	50	49,875
	4.250%, 06/15/26	3,500	3,377,904
Japan Bank for International Cooperation
	2.750%, 01/21/26	3,000	2,947,710
Mitsubishi UFJ Financial Group, Inc.
	3.850%, 03/01/26	4,000	3,968,676
	2.757%, 09/13/26	1,000	946,831
Mizuho Financial Group, Inc.
	3.477%, 04/12/26	3,300	3,206,136
Nissan Motor Acceptance Co. LLC
Ω	2.650%, 07/13/22	1,000	999,864

			Face Amount^	Value†
			(000)
JAPAN — (Continued)
Ω	3.450%, 03/15/23		1,000	$998,819
Ω	1.125%, 09/16/24		500	464,664
Ω	2.000%, 03/09/26		1,500	1,337,841
Nissan Motor Co. Ltd.
#Ω	3.522%, 09/17/25		3,000	2,896,494
Nomura Holdings, Inc.
	2.648%, 01/16/25		5,500	5,326,076
	1.653%, 07/14/26		700	628,397
NTT Finance Corp.
Ω	0.583%, 03/01/24		2,750	2,621,816
Ω	1.162%, 04/03/26		2,886	2,605,664
	1.162%, 04/03/26		1,600	1,444,582
Sumitomo Mitsui Financial Group, Inc.
	2.348%, 01/15/25		270	259,631
	0.948%, 01/12/26		5,200	4,656,301
	2.632%, 07/14/26		1,500	1,420,844
Sumitomo Mitsui Trust Bank Ltd.
#	1.550%, 03/25/26		800	730,819
Toyota Motor Corp.
	1.339%, 03/25/26		5,163	4,750,307

TOTAL JAPAN				54,940,953

LUXEMBOURG — (0.1%)
ArcelorMittal SA
	6.125%, 06/01/25		500	529,436

NETHERLANDS — (1.2%)
Cooperatieve Rabobank UA
Ω	2.625%, 07/22/24		1,450	1,420,559
ING Groep NV
Ω	4.625%, 01/06/26		6,100	6,152,734
LeasePlan Corp. NV
Ω	2.875%, 10/24/24		3,000	2,893,350

TOTAL NETHERLANDS				10,466,643

NORWAY — (0.6%)
Aker BP ASA
Ω	2.875%, 01/15/26		5,400	5,144,440

SPAIN — (0.7%)
Banco Santander SA
	1.849%, 03/25/26		2,000	1,817,715
Santander Holdings USA, Inc.
	3.400%, 01/18/23		1,000	1,002,756
#	3.244%, 10/05/26		3,000	2,852,421
Telefonica Emisiones SA
	3.987%, 01/23/23	EUR	300	325,701

TOTAL SPAIN				5,998,593

59

DFA TARGETED CREDIT PORTFOLIO

CONTINUED

			Face Amount^	Value†
			(000)
SWEDEN — (0.6%)
Swedbank AB
Ω	1.538%, 11/16/26		6,300	$5,736,402

SWITZERLAND — (1.4%)
Credit Suisse Group AG
	3.750%, 03/26/25		2,550	2,499,651
#	4.550%, 04/17/26		3,500	3,490,220
UBS Group AG
Ω	4.125%, 09/24/25		3,000	2,995,889
	4.125%, 09/24/25		2,000	1,997,259
	4.125%, 04/15/26		1,000	991,745

TOTAL SWITZERLAND				11,974,764

UNITED KINGDOM — (5.8%)
AstraZeneca PLC
	3.375%, 11/16/25		2,000	1,990,692
	0.700%, 04/08/26		5,820	5,204,712
Barclays PLC
	3.125%, 01/17/24	GBP	2,000	2,504,992
	3.650%, 03/16/25		1,650	1,623,983
	4.375%, 01/12/26		2,160	2,152,477
BAT Capital Corp.
	3.222%, 08/15/24		200	197,220
	3.215%, 09/06/26		1,500	1,417,873
BAT International Finance PLC
	2.375%, 01/19/23	EUR	500	535,106
	1.668%, 03/25/26		3,000	2,691,105
BP Capital Markets America, Inc.
	3.119%, 05/04/26		1,500	1,463,959
CK Hutchison International 16 Ltd.
Ω	2.750%, 10/03/26		1,200	1,152,912
CNH Industrial Capital LLC
	1.950%, 07/02/23		800	787,552
	4.200%, 01/15/24		1,567	1,586,053
HSBC Holdings PLC
#	4.300%, 03/08/26		3,000	3,003,679
#	3.900%, 05/25/26		3,000	2,954,380
LSEGA Financing PLC
Ω	1.375%, 04/06/26		5,700	5,155,470
Nationwide Building Society
Ω	3.900%, 07/21/25		1,800	1,805,872
#Ω	1.000%, 08/28/25		2,600	2,376,218
Ω	1.500%, 10/13/26		1,500	1,345,060
Natwest Group PLC
	4.800%, 04/05/26		5,800	5,850,377
Natwest Markets PLC
Ω	3.625%, 09/29/22		200	200,924
Reynolds American, Inc.
	4.450%, 06/12/25		1,500	1,510,836
Standard Chartered PLC
#Ω	3.200%, 04/17/25		2,000	1,949,679

			Face Amount^	Value†
			(000)
UNITED KINGDOM — (Continued)
#Ω	4.050%, 04/12/26		2,400	$2,368,656

TOTAL UNITED KINGDOM				51,829,787

	UNITED STATES — (59.5%)
	AbbVie, Inc.
	3.600%, 05/14/25		500	496,732
#	3.200%, 05/14/26		1,200	1,168,493
	AES Corp.
Ω	3.300%, 07/15/25		1,500	1,452,450
	Aetna, Inc.
	2.750%, 11/15/22		221	221,360
	3.500%, 11/15/24		412	411,428
	Altria Group, Inc.
	2.350%, 05/06/25		571	544,080
	Amcor Finance USA, Inc.
	3.625%, 04/28/26		2,835	2,788,649
	American Campus Communities Operating Partnership LP
	3.300%, 07/15/26		300	295,740
	American Electric Power Co., Inc.
	1.000%, 11/01/25		678	616,778
	American International Group, Inc.
	1.500%, 06/08/23	EUR	900	955,959
	American Tower Corp.
	3.375%, 05/15/24		900	897,411
	4.400%, 02/15/26		1,300	1,309,711
	1.600%, 04/15/26		4,500	4,088,992
	Ameriprise Financial, Inc.
	2.875%, 09/15/26		2,500	2,421,654
Amgen, Inc.
	2.600%, 08/19/26		5,000	4,774,288
	Anthem, Inc.
	1.500%, 03/15/26		6,201	5,706,952
	Archer-Daniels-Midland Co.
#	2.500%, 08/11/26		476	459,164
Ares Capital Corp.
	4.200%, 06/10/24		3,000	3,001,888
	3.250%, 07/15/25		2,500	2,380,462
#	3.875%, 01/15/26		1,000	960,031
	Arrow Electronics, Inc.
#	3.250%, 09/08/24		1,400	1,384,210
	AT&T, Inc.
	4.000%, 11/25/25	CAD	2,000	1,553,077
	AvalonBay Communities, Inc.
	2.950%, 05/11/26		4,000	3,883,234
	Avient Corp.
	5.250%, 03/15/23		1,400	1,403,500
	Ball Corp.
	4.875%, 03/15/26		1,000	1,000,000

60

DFA TARGETED CREDIT PORTFOLIO

CONTINUED

		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
	Bank of America Corp.
	3.500%, 04/19/26	4,690	$4,603,056
	Boardwalk Pipelines LP
	4.950%, 12/15/24	3,937	4,023,855
	5.950%, 06/01/26	1,926	2,023,136
	Boeing Co.
	2.600%, 10/30/25	1,827	1,732,641
	Boeing Co. (The)
	3.100%, 05/01/26	4,100	3,877,819
	2.250%, 06/15/26	153	139,845
	Booking Holdings, Inc.
	3.600%, 06/01/26	2,000	1,991,044
	Bristol-Myers Squibb Co.
	3.200%, 06/15/26	1,641	1,625,665
	Brixmor Operating Partnership LP
	3.650%, 06/15/24	1,000	995,966
	3.850%, 02/01/25	800	798,443
	Brown & Brown, Inc.
	4.200%, 09/15/24	1,840	1,854,671
	Campbell Soup Co.
	3.950%, 03/15/25	1,000	1,006,326
	3.300%, 03/19/25	1,223	1,208,183
	Capital One Financial Corp.
	3.200%, 02/05/25	1,000	982,797
	Cargill, Inc.
Ω	0.750%, 02/02/26	6,390	5,769,846
	Carrier Global Corp.
	2.242%, 02/15/25	79	75,623
	Celanese U.S. Holdings LLC
	1.400%, 08/05/26	6,800	6,031,195
	CenterPoint Energy, Inc.
#	1.450%, 06/01/26	500	454,841
	Charles Schwab Corp.
#	0.900%, 03/11/26	3,375	3,060,411
#	1.150%, 05/13/26	3,000	2,723,878
	Cigna Corp.
#	1.250%, 03/15/26	7,000	6,358,302
	Citigroup, Inc.
	3.700%, 01/12/26	1,700	1,681,096
	3.400%, 05/01/26	6,000	5,847,494
	CNO Financial Group, Inc.
	5.250%, 05/30/25	5,500	5,671,875
	Comcast Corp.
#	3.950%, 10/15/25	3,900	3,945,083
	3.150%, 03/01/26	900	883,785
	Conagra Brands, Inc.
	4.300%, 05/01/24	704	712,832
	Constellation Energy Generation LLC
	3.250%, 06/01/25	3,500	3,429,420
	Corporate Office Properties LP
	2.250%, 03/15/26	1,200	1,112,978

		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
	Cox Communications, Inc.
Ω	3.850%, 02/01/25	380	$379,615
	Crown Castle International Corp.
	1.050%, 07/15/26	6,000	5,297,519
	DCP Midstream Operating LP
	5.375%, 07/15/25	2,000	2,010,000
	Discover Bank
#	3.450%, 07/27/26	2,000	1,941,034
	Discover Financial Services
	3.750%, 03/04/25	1,200	1,199,518
	4.500%, 01/30/26	2,500	2,529,508
	Discovery Communications LLC
#	4.900%, 03/11/26	4,186	4,253,702
	Dominion Energy, Inc.
	3.300%, 03/15/25	600	594,745
	1.450%, 04/15/26	3,000	2,731,630
	DPL, Inc.
	4.125%, 07/01/25	2,000	1,920,000
	DTE Energy Co.
	1.050%, 06/01/25	2,300	2,116,462
	DXC Technology Co.
	1.800%, 09/15/26	3,000	2,681,055
	Eastman Chemical Co.
	3.800%, 03/15/25	1,000	996,137
	eBay, Inc.
	2.750%, 01/30/23	816	816,888
#	1.400%, 05/10/26	5,335	4,855,595
	Edison International
	4.950%, 04/15/25	5,500	5,595,538
	Energy Transfer LP
	3.450%, 01/15/23	500	501,002
	4.050%, 03/15/25	1,500	1,491,650
	4.750%, 01/15/26	4,166	4,215,788
	EPR Properties
	4.750%, 12/15/26	2,000	1,961,808
	Equinix, Inc.
#	1.450%, 05/15/26	6,500	5,860,708
	ERAC USA Finance LLC
Ω	3.850%, 11/15/24	4,394	4,423,773
	Expedia Group, Inc.
	4.500%, 08/15/24	3,467	3,507,802
#	5.000%, 02/15/26	2,900	2,963,318
	Exxon Mobil Corp.
	2.275%, 08/16/26	1,000	956,558
	Fidelity & Guaranty Life Holdings, Inc.
Ω	5.500%, 05/01/25	4,900	5,062,475
	Fidelity National Information Services, Inc.
	1.150%, 03/01/26	6,100	5,515,576

61

DFA TARGETED CREDIT PORTFOLIO

CONTINUED

			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
	Fiserv, Inc.
#	3.200%, 07/01/26		6,500	$6,295,094
	Flex Ltd.
	4.750%, 06/15/25		650	662,094
	3.750%, 02/01/26		5,000	4,879,372
	Ford Motor Credit Co. LLC
	4.134%, 08/04/25		2,000	1,920,000
	Freeport-McMoRan, Inc.
	4.550%, 11/14/24		2,000	2,026,780
	General Motors Co.
	6.125%, 10/01/25		1,300	1,372,288
	General Motors Financial Co., Inc.
	2.750%, 06/20/25		3,500	3,353,828
	1.250%, 01/08/26		300	268,420
#	5.250%, 03/01/26		1,473	1,512,580
	Gilead Sciences, Inc.
	3.700%, 04/01/24		2,651	2,665,127
#	3.650%, 03/01/26		3,986	3,958,891
	Global Payments, Inc.
	1.200%, 03/01/26		1,600	1,437,227
	4.800%, 04/01/26		4,250	4,346,857
	GLP Capital LP/GLP Financing II, Inc.
	3.350%, 09/01/24		3,125	3,074,859
	Goldman Sachs Group, Inc.
	3.750%, 05/22/25		2,000	1,991,738
	3.750%, 02/25/26		3,500	3,476,279
	Graphic Packaging International LLC
	4.875%, 11/15/22		700	700,875
	4.125%, 08/15/24		824	821,940
	Hanesbrands, Inc.
Ω	4.875%, 05/15/26		2,500	2,443,750
	Harley-Davidson Financial Services, Inc.
	0.900%, 11/19/24	EUR	1,000	1,032,836
	HCA, Inc.
#	5.375%, 02/01/25		3,250	3,343,437
	Healthcare Trust of America Holdings LP
	3.500%, 08/01/26		5,000	4,892,654
	Hewlett Packard Enterprise Co.
	4.450%, 10/02/23		2,302	2,335,671
	4.900%, 10/15/25		2,000	2,060,263
	1.750%, 04/01/26		2,000	1,849,019
	Howmet Aerospace, Inc.
#	6.875%, 05/01/25		112	118,438
	HP, Inc.
	2.200%, 06/17/25		2,000	1,899,795
	1.450%, 06/17/26		2,242	2,014,004
	Humana, Inc.
	3.850%, 10/01/24		3,000	3,014,015

			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
	Huntington Bancshares, Inc.
	2.625%, 08/06/24		700	$687,067
	Hyatt Hotels Corp.
	3.375%, 07/15/23		714	706,806
	4.850%, 03/15/26		1,796	1,807,827
	Intercontinental Exchange, Inc.
	3.750%, 12/01/25		4,000	4,015,280
	International Business Machines Corp.
	3.300%, 05/15/26		5,680	5,600,471
	Interpublic Group of Cos., Inc.
	4.200%, 04/15/24		500	505,662
	Jabil, Inc.
	1.700%, 04/15/26		6,825	6,156,741
	Jefferies Group LLC/Jefferies Group Capital Finance, Inc.
	4.850%, 01/15/27		4,000	4,113,877
	John Deere Financial, Inc.
	1.630%, 04/09/26	CAD	3,500	2,497,283
	JPMorgan Chase & Co.
	3.900%, 07/15/25		2,000	2,007,960
#	3.300%, 04/01/26		2,262	2,209,836
	3.200%, 06/15/26		2,500	2,436,794
	Kinder Morgan Energy Partners LP
	3.950%, 09/01/22		706	706,534
	Laboratory Corp. of America Holdings
	1.550%, 06/01/26		2,502	2,283,018
	Las Vegas Sands Corp.
	2.900%, 06/25/25		3,000	2,762,979
	Lazard Group LLC
	3.750%, 02/13/25		1,000	998,691
	Lennar Corp.
	4.750%, 05/30/25		1,200	1,222,326
	Liberty Mutual Group, Inc.
Ω	4.950%, 05/01/22		615	615,000
	Lincoln National Corp.
	3.350%, 03/09/25		1,000	985,705
	LYB International Finance III LLC
#	1.250%, 10/01/25		566	518,895
	Marathon Petroleum Corp.
	3.625%, 09/15/24		100	99,503
	4.700%, 05/01/25		1,900	1,928,296
	5.125%, 12/15/26		250	260,951
	Marriott International, Inc.
#	3.750%, 03/15/25		5,000	5,012,395
	McKesson Corp.
	0.900%, 12/03/25		2,600	2,356,002

62

DFA TARGETED CREDIT PORTFOLIO

CONTINUED

		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
	Micron Technology, Inc.
#	4.975%, 02/06/26	1,500	$1,536,736
	Molson Coors Beverage Co.
	3.000%, 07/15/26	5,500	5,236,264
	Morgan Stanley
	3.875%, 01/27/26	6,000	5,947,592
	MPLX LP
#	1.750%, 03/01/26	3,200	2,922,498
	National Rural Utilities Cooperative Finance Corp.
#	1.000%, 06/15/26	7,400	6,635,725
	NetApp, Inc.
	3.250%, 12/15/22	935	937,678
	1.875%, 06/22/25	100	94,229
	Netflix, Inc.
	5.875%, 02/15/25	3,000	3,112,500
	Newell Brands, Inc.
	4.875%, 06/01/25	2,000	2,025,950
	NextEra Energy Operating Partners LP
Ω	3.875%, 10/15/26	1,000	943,750
	NortonLifeLock, Inc.
	3.950%, 06/15/22	1,200	1,197,000
	Nucor Corp.
#	2.000%, 06/01/25	2,000	1,913,403
	Nuveen Finance LLC
Ω	4.125%, 11/01/24	2,500	2,514,008
	Omnicom Group, Inc./Omnicom Capital, Inc.
	3.650%, 11/01/24	500	500,498
	OneMain Finance Corp.
	6.875%, 03/15/25	3,585	3,602,925
	Oracle Corp.
	2.950%, 05/15/25	5,000	4,837,486
	1.650%, 03/25/26	2,700	2,439,429
	Paramount Global
	4.750%, 05/15/25	2,162	2,215,180
	Penske Truck Leasing Co. LP/PTL Finance Corp.
Ω	4.450%, 01/29/26	572	573,821
Ω	1.700%, 06/15/26	5,150	4,670,236
	Perrigo Finance Unlimited Co.
	3.900%, 12/15/24	4,500	4,427,429
	Philip Morris International, Inc.
	2.750%, 02/25/26	2,000	1,936,045
#	0.875%, 05/01/26	3,000	2,693,078
	Phillips 66
	1.300%, 02/15/26	1,500	1,371,084
	Phillips 66 Partners LP
	2.450%, 12/15/24	1,000	965,908
	3.605%, 02/15/25	1,000	991,593
	3.550%, 10/01/26	193	188,000

		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
	Plains All American Pipeline LP/PAA Finance Corp.
	2.850%, 01/31/23	1,500	$1,495,771
	3.600%, 11/01/24	1,500	1,481,949
	PNC Financial Services Group, Inc.
#	1.150%, 08/13/26	372	337,204
	PPG Industries, Inc.
#	1.200%, 03/15/26	6,000	5,465,806
	Public Storage
	0.875%, 02/15/26	6,500	5,876,465
	PulteGroup, Inc.
	5.500%, 03/01/26	3,186	3,324,230
#	5.000%, 01/15/27	2,000	2,054,422
	Qwest Corp.
	7.250%, 09/15/25	2,000	2,170,000
	Radian Group, Inc.
#	4.500%, 10/01/24	3,500	3,408,125
	Realty Income Corp.
	0.750%, 03/15/26	2,000	1,778,789
	Roper Technologies, Inc.
	1.000%, 09/15/25	1,500	1,372,421
	3.800%, 12/15/26	479	475,655
	Ross Stores, Inc.
	0.875%, 04/15/26	2,024	1,810,381
	Royalty Pharma PLC
	1.200%, 09/02/25	3,986	3,618,947
	Ryder System, Inc.
#	4.625%, 06/01/25	500	508,028
	Seagate HDD Cayman
	4.750%, 06/01/23	2,000	2,010,000
	4.750%, 01/01/25	1,500	1,488,750
	Sealed Air Corp.
Ω	5.500%, 09/15/25	2,500	2,556,250
	Sempra Energy
	3.300%, 04/01/25	1,477	1,456,425
	Sensata Technologies BV
Ω	5.625%, 11/01/24	2,000	2,022,500
	Sherwin-Williams Co. (The)
	2.750%, 06/01/22	98	98,063
	Simon Property Group LP
	3.500%, 09/01/25	2,000	1,985,703
	SLM Corp.
	3.125%, 11/02/26	3,000	2,741,220
	Southwest Airlines Co.
	5.250%, 05/04/25	3,500	3,618,020
	Southwestern Electric Power Co.
	1.650%, 03/15/26	4,600	4,236,548
	Steel Dynamics, Inc.
	2.400%, 06/15/25	100	95,431
	Stryker Corp.
#	3.500%, 03/15/26	3,000	2,980,757

63

DFA TARGETED CREDIT PORTFOLIO

CONTINUED

		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
Sysco Corp.
1.250%, 06/23/23	EUR	225	$238,049
3.300%, 07/15/26		4,191	4,086,112
Tapestry, Inc.
4.250%, 04/01/25		50	49,974
TRI Pointe Group, Inc./TRI Pointe Homes, Inc.
5.875%, 06/15/24		250	253,825
Trinity Industries, Inc.
4.550%, 10/01/24		1,000	993,750
Truist Financial Corp.
3.700%, 06/05/25		1,500	1,502,590
UnitedHealth Group, Inc.
1.250%, 01/15/26		1,000	922,901
3.100%, 03/15/26		500	492,525
# 1.150%, 05/15/26		4,750	4,330,433
Unum Group
4.000%, 03/15/24		2,800	2,816,650
Utah Acquisition Sub, Inc.
3.950%, 06/15/26		6,000	5,825,392
Valero Energy Corp.
2.850%, 04/15/25		221	214,972
Ventas Realty LP
3.500%, 04/15/24		1,000	996,400
# 2.650%, 01/15/25		500	484,146
4.125%, 01/15/26		2,500	2,510,692
Verizon Communications, Inc.
1.450%, 03/20/26		5,200	4,765,876
VMware, Inc.
1.400%, 08/15/26		7,107	6,370,211
Vontier Corp.
1.800%, 04/01/26		3,500	3,113,390
Vornado Realty LP
2.150%, 06/01/26		6,100	5,557,690
Walgreens Boots Alliance, Inc.
3.450%, 06/01/26		5,000	4,907,626
Walt Disney Co.
# 1.750%, 01/13/26		7,000	6,562,167

			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
	Waste Management, Inc.
#	0.750%, 11/15/25		2,000	$1,824,395
	Wells Fargo & Co.
	3.550%, 09/29/25		1,000	992,081
	3.000%, 04/22/26		2,000	1,924,740
	2.975%, 05/19/26	CAD	2,500	1,851,419
	3.000%, 10/23/26		1,000	954,850
	Western Digital Corp.
#	4.750%, 02/15/26		3,000	2,978,100
	Western Union Co. (The)
	1.350%, 03/15/26		6,000	5,436,161
	Williams Cos., Inc.
	4.300%, 03/04/24		1,000	1,011,072
	Williams Cos., Inc. (The)
	3.900%, 01/15/25		1,596	1,592,282
	WRKCo, Inc.
	4.650%, 03/15/26		5,500	5,623,406
	Xerox Holdings Corp.
Ω	5.000%, 08/15/25		3,500	3,360,000

TOTAL UNITED STATES				528,883,565

TOTAL BONDS				806,234,400

	U.S. TREASURY OBLIGATIONS — (4.7%)
	U.S. Treasury Notes
	0.250%, 05/15/24		44,500	42,318,457

	TOTAL INVESTMENT SECURITIES (Cost $914,106,301)			848,552,857

			Shares
SECURITIES LENDING COLLATERAL — (4.5%)
@§	The DFA Short Term Investment Fund		3,432,743	39,706,534

TOTAL INVESTMENTS — (100.0%) (Cost $953,810,326)				$888,259,391

As of April 30, 2022, DFA Targeted Credit Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	12,214,619	CAD	15,288,832	State Street Bank and Trust	06/01/22	$313,845
USD	4,953,720	CAD	6,220,679	Morgan Stanley and Co. International	07/06/22	112,390
USD	3,652,975	EUR	3,350,499	State Street Bank and Trust	07/07/22	107,061

64

DFA TARGETED CREDIT PORTFOLIO

CONTINUED

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	2,649,928	GBP	2,033,099	State Street Bank and Trust	07/20/22	$92,633

Total Appreciation						$625,929

CAD	1,074,976	USD	851,731	Citibank, N.A.	06/01/22	$(14,974)

Total (Depreciation)						$(14,974)

Total Appreciation (Depreciation)						$610,955

Summary of the Portfolio’s investments as of April 30, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Bonds
Australia	—	$16,689,821	—	$16,689,821
Canada	—	50,032,026	—	50,032,026
Denmark	—	2,039,886	—	2,039,886
France	—	12,855,860	—	12,855,860
Germany	—	36,646,344	—	36,646,344
Ireland	—	6,093,530	—	6,093,530
Italy	—	6,372,350	—	6,372,350
Japan	—	54,940,953	—	54,940,953
Luxembourg	—	529,436	—	529,436
Netherlands	—	10,466,643	—	10,466,643
Norway	—	5,144,440	—	5,144,440
Spain	—	5,998,593	—	5,998,593
Sweden	—	5,736,402	—	5,736,402
Switzerland	—	11,974,764	—	11,974,764
United Kingdom	—	51,829,787	—	51,829,787
United States	—	528,883,565	—	528,883,565
U.S. Treasury Obligations	—	42,318,457	—	42,318,457
Securities Lending Collateral	—	39,706,534	—	39,706,534
Forward Currency Contracts**	—	610,955	—	610,955

TOTAL	—	$888,870,346	—	$888,870,346

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

65

DFA GLOBAL CORE PLUS FIXED INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

		Face Amount^	Value†
		(000)
AGENCY OBLIGATIONS — (9.0%)
Federal Farm Credit Banks
Funding Corp.
2.630%, 08/03/26		67	$66,116
Federal Home Loan Bank
4.750%, 03/10/23		170	173,880
Federal National Mortgage Association
0.750%, 10/08/27		9,000	8,001,215
0.875%, 08/05/30		2,200	1,832,708
2.000%, 05/17/37 TBA		34,139	31,985,520
2.500%, 05/17/37 TBA		41,390	39,603,440
2.000%, 05/12/52 TBA		46,389	40,918,360
2.500%, 05/12/52 TBA		56,325	51,380,803
3.000%, 05/12/52 TBA		72,336	68,205,039
Government National Mortgage Association
2.500%, 05/19/52 TBA		30,716	28,499,693
3.000%, 05/19/52 TBA		26,198	24,972,053
Tenessee Valley Authority
5.625%, 06/07/32	GBP	3,441	5,492,161

TOTAL AGENCY OBLIGATIONS			301,130,988

BONDS — (87.4%)

AUSTRALIA — (6.3%)
ANZ New Zealand International Ltd.
Ω 0.200%, 09/23/27	EUR	1,678	1,605,446
APT Pipelines Ltd.
Ω 3.500%, 03/22/30	GBP	1,400	1,716,166
Australia Government Bond
Ω 1.000%, 12/21/30	AUD	1,700	1,011,222
Buckeye Partners LP
4.150%, 07/01/23		22	21,835
3.950%, 12/01/26		87	82,215
Commonwealth Bank of Australia
Ω 3.150%, 09/19/27		2,010	1,940,243
Ω 1.875%, 09/15/31		8,300	6,891,246
FMG Resources August 2006 Pty Ltd.
Ω 4.500%, 09/15/27		5,800	5,495,500
Glencore Funding LLC
Ω 2.500%, 09/01/30		11,110	9,329,421
#Ω 2.850%, 04/27/31		3,000	2,562,780
National Australia Bank Ltd.
Ω 1.250%, 05/18/26	EUR	1,000	1,040,613
New South Wales Treasury Corp.
2.000%, 03/20/31	AUD	8,000	5,015,734

		Face Amount^	Value†
		(000)
AUSTRALIA — (Continued)
Ω 1.500%, 02/20/32	AUD	14,820	$8,716,177
2.000%, 03/08/33	AUD	8,000	4,848,201
Queensland Treasury Corp.
Ω 1.750%, 08/21/31	AUD	4,000	2,433,537
Ω 1.500%, 08/20/32	AUD	9,700	5,640,452
Ω 1.750%, 07/20/34	AUD	34,000	19,409,040
Rio Tinto Finance PLC
Ω 4.000%, 12/11/29	GBP	3,500	4,661,541
South Australian Government Financing Authority
Ω 1.750%, 05/24/32	AUD	29,500	17,663,717
Telstra Corp. Ltd.
Ω 1.375%, 03/26/29	EUR	3,000	3,052,030
Treasury Corp. of Victoria
1.500%, 09/10/31	AUD	5,000	2,961,206
4.250%, 12/20/32	AUD	2,500	1,871,995
2.250%, 09/15/33	AUD	3,000	1,845,150
2.250%, 09/15/33	AUD	3,000	1,845,150
2.250%, 11/20/34	AUD	55,600	33,471,785
2.000%, 09/17/35	AUD	12,900	7,414,906
Western Australian Treasury Corp.
Ω 2.000%, 10/24/34	AUD	15,500	9,111,087
Westpac Banking Corp.
2.850%, 05/13/26		104	101,112
2.700%, 08/19/26		23	22,191
# 3.350%, 03/08/27		5,000	4,907,211
Ω 0.875%, 04/17/27	EUR	5,700	5,732,243
Ω 1.125%, 09/05/27	EUR	2,000	2,029,252
2.650%, 01/16/30		4,200	3,807,872
2.150%, 06/03/31		27,612	23,567,648
Westpac Securities NZ Ltd.
Ω 0.100%, 07/13/27	EUR	9,600	9,173,409

TOTAL AUSTRALIA			210,999,333

BELGIUM — (0.3%)
Anheuser-Busch InBev SA/NV
Ω 2.000%, 03/17/28	EUR	1,000	1,048,836
Ω 2.250%, 05/24/29	GBP	600	711,882
Ω 1.650%, 03/28/31	EUR	1,500	1,488,160
Anheuser-Busch InBev Worldwide, Inc.
4.900%, 01/23/31		2,925	3,034,166
Dexia Credit Local SA
Ω 0.000%, 01/21/28	EUR	3,800	3,677,266

TOTAL BELGIUM			9,960,310

66

DFA GLOBAL CORE PLUS FIXED INCOME PORTFOLIO

CONTINUED

		Face Amount^	Value†
		(000)

CANADA — (12.8%)
Alimentation Couche-Tard, Inc.
Ω 1.875%, 05/06/26	EUR	700	$721,436
Ω 3.550%, 07/26/27		1,620	1,564,118
Bank of Nova Scotia
2.150%, 08/01/31		1,000	840,090
2.450%, 02/02/32		15,000	12,727,322
Canadian Natural Resources Ltd.
3.420%, 12/01/26	CAD	1,000	753,552
3.850%, 06/01/27		3,865	3,779,177
# 6.250%, 03/15/38		7,295	8,030,740
Canadian Pacific Railway Co.
3.700%, 02/01/26		45	44,797
Cenovus Energy, Inc.
3.600%, 03/10/27	CAD	4,000	2,998,638
4.400%, 04/15/29		3,038	3,009,858
CI Financial Corp.
3.200%, 12/17/30		4,553	3,854,182
CPPIB Capital, Inc.
Ω 1.125%, 12/14/29	GBP	28,050	32,496,817
Enbridge, Inc.
4.000%, 10/01/23		34	34,324
3.500%, 06/10/24		15	15,001
Fairfax Financial Holdings Ltd.
Ω 2.750%, 03/29/28	EUR	461	474,023
# 4.850%, 04/17/28		1,000	1,004,662
ITC Holdings Corp.
3.650%, 06/15/24		113	112,811
Methanex Corp.
# 5.250%, 12/15/29		7,600	7,220,000
Nutrien Ltd.
3.000%, 04/01/25		40	39,272
Ontario Teachers’ Finance Trust
Ω 0.100%, 05/19/28	EUR	5,000	4,802,490
Province of Alberta Canada
3.600%, 04/11/28	AUD	2,500	1,721,188
2.050%, 06/01/30	CAD	19,000	13,267,388
1.650%, 06/01/31	CAD	9,000	5,961,725
3.500%, 06/01/31	CAD	4,000	3,097,684
3.900%, 12/01/33	CAD	49,600	39,249,888
Province of British Columbia Canada
# 6.500%, 01/15/26		93	102,809
2.950%, 12/18/28	CAD	5,000	3,798,856
2.200%, 06/18/30	CAD	19,500	13,783,805
1.550%, 06/18/31	CAD	21,000	13,790,542
5.400%, 06/18/35	CAD	27,000	24,630,288
Province of Manitoba Canada
2.050%, 06/02/30	CAD	20,000	13,912,895
2.050%, 06/02/31	CAD	46,100	31,503,311
Province of Nova Scotia Canada
2.000%, 09/01/30	CAD	8,000	5,522,687

		Face Amount^	Value†
		(000)
CANADA — (Continued)
Province of Ontario Canada
2.050%, 06/02/30	CAD	2,000	$1,394,528
1.350%, 12/02/30	CAD	6,000	3,907,508
5.850%, 03/08/33	CAD	16,600	15,376,563
5.600%, 06/02/35	CAD	44,000	40,663,994
Province of Quebec Canada
Ω 0.875%, 05/04/27	EUR	190	194,703
6.000%, 10/01/29	CAD	4,000	3,624,458
1.900%, 09/01/30	CAD	32,200	22,150,612
1.500%, 09/01/31	CAD	7,000	4,557,778
6.250%, 06/01/32	CAD	15,000	14,222,356
Province of Saskatchewan Canada
2.200%, 06/02/30	CAD	10,000	7,047,211
2.150%, 06/02/31	CAD	15,600	10,771,911
6.400%, 09/05/31	CAD	23,000	21,773,417
Royal Bank of Canada
2.300%, 11/03/31		700	596,036
# 3.875%, 05/04/32		8,000	7,685,962
Spectra Energy Partners LP
4.750%, 03/15/24		22	22,455
Suncor Energy, Inc.
5.950%, 12/01/34		1,700	1,852,347
# 6.800%, 05/15/38		734	855,272
TC PipeLines LP
3.900%, 05/25/27		2,000	1,989,587
Thomson Reuters Corp.
4.300%, 11/23/23		60	60,873
Toronto-Dominion Bank
3.200%, 03/10/32		5,500	5,016,261
TransCanada PipeLines Ltd.
# 4.625%, 03/01/34		6,200	6,128,351
5.600%, 03/31/34		1,000	1,055,486

TOTAL CANADA			425,814,045

DENMARK — (0.7%)
AP Moller - Maersk AS
Ω 1.750%, 03/16/26	EUR	4,500	4,761,708
Denmark Government Bond
0.000%, 11/15/31	DKK	135,000	17,058,627

TOTAL DENMARK			21,820,335

FINLAND — (0.9%)
Nokia Oyj
# 4.375%, 06/12/27		7,350	7,129,500
Nordea Bank Abp
Ω 0.500%, 05/14/27	EUR	13,460	13,348,646
Ω 0.500%, 11/02/28	EUR	1,000	944,759
OP Corporate Bank PLC
Ω 0.100%, 11/16/27	EUR	8,350	7,955,259

TOTAL FINLAND			29,378,164

67

DFA GLOBAL CORE PLUS FIXED INCOME PORTFOLIO

CONTINUED

		Face Amount^	Value†
		(000)
FRANCE — (2.6%)
Banque Federative du Credit Mutuel SA
Ω 0.750%, 01/17/30	EUR	1,200	$1,091,671
Ω 0.625%, 02/21/31	EUR	400	350,639
BNP Paribas SA
Ω 1.500%, 11/17/25	EUR	1,200	1,244,586
BPCE SA
Ω 0.010%, 01/14/27	EUR	3,500	3,365,297
Ω 3.500%, 10/23/27		5,000	4,718,319
Ω 2.700%, 10/01/29		6,626	5,891,097
Ω 0.625%, 01/15/30	EUR	500	463,630
Ω 0.250%, 01/14/31	EUR	3,300	2,881,697
Credit Agricole SA
Ω 1.375%, 05/03/27	EUR	2,000	2,053,688
Electricite de France SA
Ω 3.625%, 10/13/25		40	39,733
Ω 6.250%, 05/30/28	GBP	1,000	1,453,922
5.875%, 07/18/31	GBP	3,200	4,682,423
Ω 6.125%, 06/02/34	GBP	1,500	2,263,373
Orange SA
Ω 8.125%, 11/20/28	GBP	1,964	3,209,297
Ω 2.000%, 01/15/29	EUR	1,200	1,275,334
Ω 3.250%, 01/15/32	GBP	600	751,415
Pernod Ricard SA
Ω 3.250%, 06/08/26		173	169,381
Sanofi
Ω 1.375%, 03/21/30	EUR	9,200	9,496,330
SNCF Reseau
Ω 5.250%, 12/07/28	GBP	280	415,226
Ω 5.250%, 01/31/35	GBP	5,050	8,120,093
Societe Generale SA
Ω 4.750%, 09/14/28		1,000	988,763
Ω 2.125%, 09/27/28	EUR	2,000	2,022,002
#Ω 3.000%, 01/22/30		1,400	1,219,119
TotalEnergies Capital Canada Ltd.
Ω 2.125%, 09/18/29	EUR	8,400	8,892,367
TotalEnergies Capital International SA
Ω 0.696%, 05/31/28	EUR	2,300	2,277,478
Ω 0.750%, 07/12/28	EUR	4,600	4,557,470
Ω 1.405%, 09/03/31	GBP	3,500	3,839,543
TotalEnergies Capital SA
3.883%, 10/11/28		2,200	2,181,594
WEA Finance LLC
Ω 3.500%, 06/15/29		7,350	6,718,648

TOTAL FRANCE			86,634,135

GERMANY — (1.6%)
Bayer Capital Corp. BV
Ω 1.500%, 06/26/26	EUR	5,700	5,915,249
Ω 2.125%, 12/15/29	EUR	900	921,568

		Face Amount^	Value†
		(000)
GERMANY — (Continued)
Bayer U.S. Finance II LLC
Ω 5.500%, 08/15/25		26	$26,626
BMW Finance NV
Ω 1.500%, 02/06/29	EUR	2,600	2,676,844
BMW U.S. Capital LLC
Ω 2.800%, 04/11/26		194	187,203
Ω 3.300%, 04/06/27		500	486,626
Ω 3.300%, 04/06/27		58	56,449
Daimler Finance North America LLC
Ω 2.625%, 03/10/30		170	152,293
8.500%, 01/18/31		1,304	1,676,657
Deutsche Bank AG
3.700%, 05/30/24		113	112,128
Deutsche Telekom AG
Ω 3.125%, 02/06/34	GBP	3,000	3,646,355
Ω 1.375%, 07/05/34	EUR	3,000	2,876,305
Deutsche Telekom International Finance BV
Ω 1.375%, 01/30/27	EUR	500	522,200
Ω 2.250%, 04/13/29	GBP	1,600	1,903,724
E.ON International Finance BV
6.375%, 06/07/32	GBP	2,150	3,359,354
E.ON SE
Ω 1.625%, 05/22/29	EUR	1,200	1,238,938
Fresenius Medical Care U.S. Finance III, Inc.
#Ω 2.375%, 02/16/31		8,100	6,583,461
Kreditanstalt fuer Wiederaufbau
2.050%, 02/16/26	JPY	623,000	5,182,848
Mercedes-Benz Group AG
Ω 1.000%, 11/15/27	EUR	4,300	4,369,523
Ω 2.000%, 02/27/31	EUR	1,000	1,043,761
Ω 1.125%, 08/08/34	EUR	1,900	1,731,174
Volkswagen International Finance NV
Ω 1.875%, 03/30/27	EUR	5,400	5,548,069
ZF North America Capital, Inc.
Ω 4.750%, 04/29/25		3,010	2,942,185

TOTAL GERMANY			53,159,540

ITALY — (0.6%)
Eni SpA
Ω 1.500%, 01/17/27	EUR	1,000	1,035,170
Ω 1.125%, 09/19/28	EUR	1,700	1,682,998
Ω 3.625%, 01/29/29	EUR	312	357,768
Intesa Sanpaolo SpA
Ω 3.875%, 07/14/27		1,500	1,424,063
Ω 1.750%, 07/04/29	EUR	3,800	3,739,893
Ω 4.000%, 09/23/29		2,000	1,839,959

68

DFA GLOBAL CORE PLUS FIXED INCOME PORTFOLIO

CONTINUED

		Face Amount^	Value†
		(000)
ITALY — (Continued)
Ω 2.500%, 01/15/30	GBP	3,850	$4,359,196
Italy Buoni Poliennali Del Tesoro
Ω 1.250%, 12/01/26	EUR	2,100	2,163,573
UniCredit SpA
Ω 1.625%, 01/18/32	EUR	5,000	4,490,185

TOTAL ITALY			21,092,805

JAPAN — (2.3%)
7-Eleven, Inc.
1.300%, 02/10/28		300	254,649
Aircastle Ltd.
4.250%, 06/15/26		3,500	3,377,904
Ω 2.850%, 01/26/28		1,500	1,309,256
American Honda Finance Corp.
2.300%, 09/09/26		130	123,268
Japan Government Twenty Year Bond
1.800%, 09/20/31	JPY	680,000	6,006,688
1.500%, 03/20/34	JPY	550,000	4,803,552
1.200%, 09/20/35	JPY	550,000	4,663,229
0.400%, 03/20/36	JPY	330,000	2,525,495
Mitsubishi UFJ Financial Group, Inc.
3.677%, 02/22/27		35	34,410
3.195%, 07/18/29		4,551	4,181,568
2.559%, 02/25/30		5,000	4,363,168
2.048%, 07/17/30		5,200	4,317,563
3.751%, 07/18/39		380	346,940
Mizuho Financial Group, Inc.
Ω 0.402%, 09/06/29	EUR	4,224	3,840,855
Ω 0.797%, 04/15/30	EUR	923	846,608
Ω 0.693%, 10/07/30	EUR	1,620	1,453,565
Nomura Holdings, Inc.
3.103%, 01/16/30		10,168	9,138,103
Shire Acquisitions Investments Ireland DAC
3.200%, 09/23/26		800	771,867
StanCorp Financial Group, Inc.
# 5.000%, 08/15/22		37	37,286
Sumitomo Mitsui Financial Group, Inc.
# 3.944%, 07/19/28		700	682,278
3.040%, 07/16/29		9,750	8,863,609
Ω 0.632%, 10/23/29	EUR	2,000	1,835,862
2.750%, 01/15/30		790	698,940
# 2.130%, 07/08/30		4,000	3,384,880
2.222%, 09/17/31		6,000	4,963,438
Toyota Motor Corp.
3.669%, 07/20/28		2,615	2,596,327

		Face Amount^	Value†
		(000)
JAPAN — (Continued)
Toyota Motor Credit Corp.
2.625%, 01/10/23		75	$75,318

TOTAL JAPAN			75,496,626

LUXEMBOURG — (0.0%)
ArcelorMittal SA
# 4.250%, 07/16/29		1,000	969,095

NETHERLANDS — (2.4%)
Ahold Finance USA LLC
6.875%, 05/01/29		8	9,147
BNG Bank NV
Ω 3.300%, 04/26/29	AUD	5,000	3,413,409
Cooperatieve Rabobank UA
Ω 1.375%, 02/03/27	EUR	1,000	1,046,454
4.550%, 08/30/29	GBP	415	573,375
CTP NV
Ω 1.250%, 06/21/29	EUR	2,600	2,296,715
Ω 1.500%, 09/27/31	EUR	4,396	3,641,348
Heineken NV
Ω 2.750%, 04/01/23		26	25,955
ING Groep NV
Ω 1.375%, 01/11/28	EUR	3,100	3,100,870
4.050%, 04/09/29		300	289,113
Koninklijke Ahold Delhaize NV
Ω 1.125%, 03/19/26	EUR	520	537,016
Koninklijke KPN NV
Ω 5.750%, 09/17/29	GBP	1,500	2,090,509
Koninklijke Philips NV
Ω 1.375%, 05/02/28	EUR	2,000	2,024,610
Nederlandse Waterschapsbank NV
Ω 3.300%, 05/02/29	AUD	4,500	3,079,039
Shell International Finance BV
Ω 1.625%, 01/20/27	EUR	1,408	1,485,759
Ω 0.125%, 11/08/27	EUR	5,000	4,850,116
Ω 1.250%, 05/12/28	EUR	5,600	5,726,744
Ω 0.750%, 08/15/28	EUR	2,000	1,978,492
# 3.875%, 11/13/28		6,150	6,145,644
2.375%, 11/07/29		1,282	1,143,819
Ω 1.000%, 12/10/30	GBP	32,953	35,084,424

TOTAL NETHERLANDS			78,542,558

NEW ZEALAND — (0.5%)
New Zealand Government Bond
Ω 3.500%, 04/14/33	NZD	28,500	18,120,291

NORWAY — (1.1%)
Aker BP ASA
Ω 2.875%, 01/15/26		4,000	3,810,697
#Ω 3.750%, 01/15/30		4,600	4,291,086

69

DFA GLOBAL CORE PLUS FIXED INCOME PORTFOLIO

CONTINUED

		Face Amount^	Value†
		(000)
NORWAY — (Continued)
Equinor ASA
# 2.650%, 01/15/24		81	$80,465
Ω 6.875%, 03/11/31	GBP	15,814	25,793,607
Kommunalbanken AS
3.400%, 07/24/28	AUD	3,500	2,414,078

TOTAL NORWAY			36,389,933

SINGAPORE — (0.6%)
Singapore Government Bond
2.875%, 09/01/30	SGD	25,700	19,057,341

SPAIN — (0.6%)
Banco Santander SA
3.490%, 05/28/30		4,000	3,651,576
Ω 1.000%, 11/04/31	EUR	500	443,955
Merlin Properties Socimi SA
Ω 2.375%, 09/18/29	EUR	300	299,461
Santander Holdings USA, Inc.
4.500%, 07/17/25		206	207,544
4.400%, 07/13/27		2,000	1,972,713
Santander UK PLC
4.000%, 03/13/24		103	104,191
Ω 3.875%, 10/15/29	GBP	1,478	1,941,253
Telefonica Emisiones SA
Ω 1.715%, 01/12/28	EUR	4,300	4,504,314
Ω 5.445%, 10/08/29	GBP	650	919,153
# 7.045%, 06/20/36		4,530	5,219,194
Telefonica Europe BV
8.250%, 09/15/30		500	618,978

TOTAL SPAIN			19,882,332

SUPRANATIONAL ORGANIZATION OBLIGATIONS — (2.2%)
African Development Bank
Ω 3.350%, 08/08/28	AUD	6,000	4,122,035
Asian Development Bank
2.350%, 06/21/27	JPY	2,570,000	22,143,886
EUROFIMA
Ω 3.350%, 05/21/29	AUD	8,000	5,426,587
European Investment Bank
2.150%, 01/18/27	JPY	1,489,600	12,583,892
5.625%, 06/07/32	GBP	3,789	6,214,568
International Bank for Reconstruction & Development
0.750%, 11/24/27		14,000	12,360,854
3.300%, 08/14/28	AUD	6,500	4,490,838
1.000%, 12/21/29	GBP	2,600	3,010,765
International Finance Corp.
1.250%, 02/06/31	AUD	3,000	1,704,190

TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS			72,057,615

		Face Amount^	Value†
		(000)
SWEDEN — (0.1%)
Swedbank AB
Ω 0.200%, 01/12/28	EUR	2,000	$1,861,413

SWITZERLAND — (0.9%)
ABB Finance USA, Inc.
2.875%, 05/08/22		45	45,008
Credit Suisse Group AG
Ω 0.650%, 09/10/29	EUR	2,000	1,745,795
Nestle Holdings, Inc.
#Ω 1.000%, 09/15/27		1,249	1,096,012
#Ω 1.500%, 09/14/28		3,000	2,637,647
#Ω 1.875%, 09/14/31		2,500	2,126,420
Ω 1.375%, 06/23/33	GBP	12,600	13,624,687
Novartis Finance SA
Ω 1.375%, 08/14/30	EUR	4,000	4,081,814
UBS Group AG
Ω 1.250%, 09/01/26	EUR	1,800	1,833,884
Ω 0.875%, 11/03/31	EUR	2,500	2,243,162

TOTAL SWITZERLAND			29,434,429

UNITED KINGDOM — (4.7%)
Ashtead Capital, Inc.
Ω 2.450%, 08/12/31		1,000	815,493
AstraZeneca PLC
Ω 1.250%, 05/12/28	EUR	1,200	1,237,279
Ω 5.750%, 11/13/31	GBP	450	700,130
Barclays PLC
4.375%, 01/12/26		2,000	1,993,034
Ω 3.250%, 02/12/27	GBP	1,657	2,034,506
3.250%, 01/17/33	GBP	7,500	8,804,781
BAT Capital Corp.
2.726%, 03/25/31		3,200	2,626,401
BAT International Finance PLC
Ω 4.000%, 09/04/26	GBP	1,220	1,532,254
Ω 1.250%, 03/13/27	EUR	1,000	971,991
Ω 3.125%, 03/06/29	EUR	3,200	3,260,056
Ω 2.250%, 01/16/30	EUR	3,000	2,816,188
BP Capital Markets America, Inc.
3.017%, 01/16/27		127	122,252
4.234%, 11/06/28		230	230,954
# 3.633%, 04/06/30		800	771,449
2.721%, 01/12/32		9,000	7,927,125
BP Capital Markets PLC
3.535%, 11/04/24		15	15,044
Ω 1.573%, 02/16/27	EUR	2,850	2,969,627
Ω 1.231%, 05/08/31	EUR	2,500	2,394,083
British Telecommunications PLC
Ω 1.500%, 06/23/27	EUR	2,500	2,566,683
5.125%, 12/04/28		1,000	1,018,598
Ω 5.750%, 12/07/28	GBP	1,000	1,401,954
Ω 3.250%, 11/08/29		4,000	3,604,199
Ω 3.125%, 11/21/31	GBP	1,500	1,783,602

70

DFA GLOBAL CORE PLUS FIXED INCOME PORTFOLIO

CONTINUED

		Face Amount^	Value†
		(000)
UNITED KINGDOM — (Continued)
Centrica PLC
Ω 4.375%, 03/13/29	GBP	1,000	$1,327,419
CNH Industrial Finance Europe SA
Ω 1.750%, 03/25/27	EUR	2,000	2,059,330
Ω 1.625%, 07/03/29	EUR	2,550	2,533,854
Coca-Cola Europacific Partners PLC
Ω 1.750%, 05/26/28	EUR	1,400	1,451,828
Diageo Finance PLC
Ω 1.500%, 10/22/27	EUR	1,000	1,043,975
HSBC Holdings PLC
Ω 2.625%, 08/16/28	GBP	5,164	6,136,592
4.950%, 03/31/30		2,000	2,017,832
Lloyds Banking Group PLC
# 3.750%, 01/11/27		3,500	3,408,605
Ω 1.500%, 09/12/27	EUR	2,100	2,133,404
4.550%, 08/16/28		2,300	2,292,613
LSEGA Financing PLC
Ω 2.500%, 04/06/31		1,500	1,308,738
Nationwide Building Society
Ω 3.250%, 01/20/28	GBP	1,500	1,896,799
Natwest Group PLC
4.800%, 04/05/26		3,000	3,026,057
Prudential PLC
3.125%, 04/14/30		100	92,313
3.625%, 03/24/32		19,800	18,474,311
Rolls-Royce PLC
Ω 3.625%, 10/14/25		5,720	5,376,800
3.375%, 06/18/26	GBP	800	925,323
Smith & Nephew PLC
2.032%, 10/14/30		1,000	804,168
Southern Gas Networks PLC
Ω 1.250%, 12/02/31	GBP	4,200	4,339,521
Transport for London
Ω 4.000%, 09/12/33	GBP	5,900	7,805,419
Unilever Finance Netherlands BV
Ω 1.375%, 07/31/29	EUR	700	719,085
United Kingdom Gilt
Ω 0.250%, 07/31/31	GBP	350	378,902
Ω 0.625%, 07/31/35	GBP	15,400	16,106,232
Vodafone Group PLC
Ω 1.500%, 07/24/27	EUR	1,750	1,815,398
Ω 4.200%, 12/13/27	AUD	1,800	1,246,207
7.875%, 02/15/30		77	93,236
Ω 1.625%, 11/24/30	EUR	2,500	2,498,149
Ω 5.900%, 11/26/32	GBP	3,250	4,928,168
# 6.150%, 02/27/37		5,000	5,523,477
Western Power Distribution South West PLC
Ω 5.875%, 03/25/27	GBP	900	1,275,930
Ω 2.375%, 05/16/29	GBP	1,300	1,545,625

TOTAL UNITED KINGDOM			156,182,993

		Face Amount^	Value†
		(000)
UNITED STATES — (46.2%)
7-Eleven, Inc.
Ω 1.800%, 02/10/31		1,209	$977,439
AbbVie, Inc.
3.250%, 10/01/22		88	88,189
2.900%, 11/06/22		33	33,088
3.800%, 03/15/25		29	29,026
4.250%, 11/14/28		2,400	2,392,208
2.625%, 11/15/28	EUR	3,416	3,715,324
2.125%, 06/01/29	EUR	1,500	1,581,272
Activision Blizzard, Inc.
1.350%, 09/15/30		500	407,011
Advance Auto Parts, Inc.
3.900%, 04/15/30		8,100	7,669,693
AECOM
5.125%, 03/15/27		5,660	5,596,325
Aetna, Inc.
2.750%, 11/15/22		97	97,158
6.750%, 12/15/37		700	827,823
Affiliated Managers Group, Inc.
3.300%, 06/15/30		3,100	2,856,019
Aflac, Inc.
3.250%, 03/17/25		129	127,793
3.600%, 04/01/30		5,025	4,893,058
Alabama Power Co.
2.800%, 04/01/25		30	29,391
Albemarle Corp.
4.150%, 12/01/24		86	86,943
Allstate Corp. (The)
5.950%, 04/01/36		600	682,778
Ally Financial, Inc.
# 8.000%, 11/01/31		2,800	3,330,921
Alphabet, Inc.
1.998%, 08/15/26		86	81,696
Altria Group, Inc.
2.200%, 06/15/27	EUR	4,700	4,824,476
4.800%, 02/14/29		598	592,283
3.400%, 05/06/30		400	358,284
2.450%, 02/04/32		4,712	3,770,696
Amazon.com, Inc.
1.200%, 06/03/27		7,871	7,046,729
1.650%, 05/12/28		18,000	16,004,949
1.500%, 06/03/30		11,394	9,574,794
American Express Co.
3.300%, 05/03/27		131	127,707
American Honda Finance Corp.
0.300%, 07/07/28	EUR	333	313,639
American International Group, Inc.
3.900%, 04/01/26		46	45,779
1.875%, 06/21/27	EUR	4,075	4,211,654
American Tower Corp.
0.875%, 05/21/29	EUR	1,000	918,233
0.950%, 10/05/30	EUR	1,000	896,020

71

DFA GLOBAL CORE PLUS FIXED INCOME PORTFOLIO

CONTINUED

		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
2.300%, 09/15/31		4,250	$3,459,904
1.000%, 01/15/32	EUR	2,470	2,146,916
4.050%, 03/15/32		3,125	2,931,862
American Water Capital Corp.
3.850%, 03/01/24		25	25,178
Ameriprise Financial, Inc.
4.000%, 10/15/23		43	43,542
2.875%, 09/15/26		65	62,963
AmerisourceBergen Corp.
3.400%, 05/15/24		433	432,334
2.800%, 05/15/30		6,900	6,165,214
Amgen, Inc.
3.125%, 05/01/25		37	36,558
# 2.600%, 08/19/26		28	26,736
Ω 4.000%, 09/13/29	GBP	1,836	2,437,221
2.450%, 02/21/30		350	308,733
2.300%, 02/25/31		3,113	2,678,231
3.350%, 02/22/32		6,655	6,136,631
3.150%, 02/21/40		2,000	1,612,648
Amphenol Technologies Holding GmbH
Ω 2.000%, 10/08/28	EUR	4,000	4,194,170
Analog Devices, Inc.
3.500%, 12/05/26		23	22,943
Anthem, Inc.
3.125%, 05/15/22		25	25,014
3.500%, 08/15/24		58	58,073
2.250%, 05/15/30		1,550	1,336,664
# 2.550%, 03/15/31		4,000	3,513,814
Aon Corp.
4.500%, 12/15/28		960	976,918
# 3.750%, 05/02/29		5,000	4,873,928
2.800%, 05/15/30		2,550	2,268,325
Aon Global Ltd.
4.000%, 11/27/23		47	47,410
3.500%, 06/14/24		107	107,140
2.875%, 05/14/26	EUR	1,400	1,538,075
Apache Corp.
6.000%, 01/15/37		500	516,540
Apple, Inc.
# 2.500%, 02/09/25		53	52,267
2.450%, 08/04/26		200	193,156
1.625%, 11/10/26	EUR	500	532,368
# 3.000%, 06/20/27		64	62,882
2.000%, 09/17/27	EUR	150	162,701
1.200%, 02/08/28		7,000	6,126,868
3.050%, 07/31/29	GBP	2,156	2,789,277
2.200%, 09/11/29		19,100	17,337,958
1.650%, 05/11/30		11,245	9,671,994
1.250%, 08/20/30		20,800	17,084,167
Applied Materials, Inc.
3.300%, 04/01/27		59	58,190
Archer-Daniels-Midland Co.
2.500%, 08/11/26		58	55,949

		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
Ares Capital Corp.
4.200%, 06/10/24		6,000	$6,003,775
# 3.875%, 01/15/26		4,000	3,840,122
3.200%, 11/15/31		3,200	2,556,683
Arizona Public Service Co.
2.600%, 08/15/29		3,900	3,511,745
2.200%, 12/15/31		500	413,350
5.050%, 09/01/41		700	689,953
Arrow Electronics, Inc.
# 3.875%, 01/12/28		2,203	2,151,821
Ashland LLC
Ω 3.375%, 09/01/31		12,270	10,613,550
Assurant, Inc.
2.650%, 01/15/32		1,750	1,425,143
AT&T, Inc.
1.800%, 09/05/26	EUR	800	843,234
4.375%, 09/14/29	GBP	500	663,607
2.600%, 12/17/29	EUR	1,463	1,563,067
2.750%, 06/01/31		3,500	3,086,430
3.550%, 12/17/32	EUR	1,500	1,693,211
2.550%, 12/01/33		1,746	1,448,829
4.850%, 03/01/39		1,700	1,691,660
# 3.500%, 06/01/41		1,500	1,246,524
5.550%, 08/15/41		2,000	2,148,772
Autodesk, Inc.
4.375%, 06/15/25		35	35,547
3.500%, 06/15/27		3,236	3,147,819
Automatic Data Processing, Inc.
3.375%, 09/15/25		114	114,461
1.700%, 05/15/28		400	359,712
AutoNation, Inc.
2.400%, 08/01/31		7,300	5,904,999
3.850%, 03/01/32		8,000	7,216,854
AutoZone, Inc.
2.875%, 01/15/23		140	140,179
3.250%, 04/15/25		72	71,003
AvalonBay Communities, Inc.
# 2.050%, 01/15/32		4,000	3,409,986
Avnet, Inc.
4.625%, 04/15/26		65	65,204
# 3.000%, 05/15/31		4,000	3,422,200
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc.
3.337%, 12/15/27		2,000	1,911,559
Ball Corp.
2.875%, 08/15/30		9,365	7,875,029
Baltimore Gas & Electric Co.
2.400%, 08/15/26		8	7,559
Bank of America Corp.
3.300%, 01/11/23		52	52,418
# 4.000%, 04/01/24		72	72,974
Ω 7.000%, 07/31/28	GBP	1,500	2,265,788

72

DFA GLOBAL CORE PLUS FIXED INCOME PORTFOLIO

CONTINUED

		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
Bank of New York Mellon Corp.
2.800%, 05/04/26		64	$62,438
Bath & Body Works, Inc.
# 5.250%, 02/01/28		2,000	1,920,000
Baxter International, Inc.
2.600%, 08/15/26		49	46,370
1.300%, 05/15/29	EUR	1,300	1,286,664
Belo Corp.
7.250%, 09/15/27		1,000	1,100,000
Berkshire Hathaway Finance Corp.
1.450%, 10/15/30		6,500	5,367,646
Berkshire Hathaway, Inc.
1.125%, 03/16/27	EUR	4,600	4,703,063
0.440%, 09/13/29	JPY	1,920,000	14,479,095
0.437%, 04/15/31	JPY	1,700,000	12,472,598
0.472%, 01/23/32	JPY	1,100,000	8,088,083
Best Buy Co., Inc.
4.450%, 10/01/28		5,000	5,068,585
Biogen, Inc.
2.250%, 05/01/30		3,000	2,507,866
Black Hills Corp.
4.350%, 05/01/33		2,250	2,171,638
BlackRock, Inc.
# 3.250%, 04/30/29		15,544	14,988,321
2.400%, 04/30/30		4,054	3,628,504
1.900%, 01/28/31		11,300	9,507,955
Block Financial LLC
# 2.500%, 07/15/28		1,500	1,329,568
Block, Inc.
Ω 3.500%, 06/01/31		12,652	10,596,050
Boardwalk Pipelines LP
3.600%, 09/01/32		2,100	1,856,181
Boeing Co.
2.500%, 03/01/25		75	72,143
2.600%, 10/30/25		42	39,831
2.950%, 02/01/30		2,000	1,721,738
3.550%, 03/01/38		5,000	3,988,286
Booking Holdings, Inc.
3.600%, 06/01/26		108	107,516
1.800%, 03/03/27	EUR	800	837,462
4.625%, 04/13/30		5,182	5,298,927
BorgWarner, Inc.
1.000%, 05/19/31	EUR	600	530,831
Boston Properties LP
3.400%, 06/21/29		200	186,810
3.250%, 01/30/31		600	544,470
2.450%, 10/01/33		3,000	2,435,410
Brighthouse Financial, Inc.
# 5.625%, 05/15/30		749	781,478
Bristol-Myers Squibb Co.
2.000%, 08/01/22		79	79,181

		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
Brixmor Operating Partnership LP
2.500%, 08/16/31		2,550	$2,110,816
Broadcom, Inc.
4.300%, 11/15/32		2,700	2,531,692
Ω 3.419%, 04/15/33		1,000	857,940
Ω 3.137%, 11/15/35		205	165,583
Ω 3.187%, 11/15/36		2,482	1,959,612
Ω 3.500%, 02/15/41		10,600	8,243,195
Broadstone Net Lease LLC
2.600%, 09/15/31		6,885	5,777,502
Brown & Brown, Inc.
4.200%, 09/15/24		54	54,431
4.500%, 03/15/29		1,500	1,494,614
Brown-Forman Corp.
1.200%, 07/07/26	EUR	2,000	2,048,705
2.600%, 07/07/28	GBP	1,100	1,368,307
Brunswick Corp.
# 2.400%, 08/18/31		2,700	2,123,964
# 4.400%, 09/15/32		10,000	9,217,453
Bunge Ltd. Finance Corp.
3.750%, 09/25/27		2,900	2,831,306
Burlington Northern Santa Fe LLC
7.000%, 12/15/25		10	11,146
Camden Property Trust
2.800%, 05/15/30		6,188	5,609,125
Campbell Soup Co.
3.300%, 03/19/25		47	46,431
# 4.150%, 03/15/28		2,883	2,867,618
# 2.375%, 04/24/30		1,460	1,259,502
Capital One Financial Corp.
3.750%, 04/24/24		54	54,070
3.750%, 03/09/27		1,800	1,753,176
3.800%, 01/31/28		4,400	4,228,664
1.650%, 06/12/29	EUR	5,215	5,026,758
Cardinal Health, Inc.
# 3.410%, 06/15/27		4,067	3,954,933
Cargill, Inc.
Ω 2.125%, 04/23/30		2,000	1,743,472
Cboe Global Markets, Inc.
1.625%, 12/15/30		600	496,190
Celanese U.S. Holdings LLC
0.625%, 09/10/28	EUR	2,000	1,792,086
Charles Schwab Corp.
2.750%, 10/01/29		2,000	1,832,432
Chemours Co.
# 5.375%, 05/15/27		1,600	1,544,000
Chevron Corp.
2.954%, 05/16/26		133	130,057
1.995%, 05/11/27		5,200	4,814,071
2.236%, 05/11/30		16,271	14,497,312
Chevron USA, Inc.
1.018%, 08/12/27		14,400	12,611,862

73

DFA GLOBAL CORE PLUS FIXED INCOME PORTFOLIO

CONTINUED

		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
3.850%, 01/15/28		5,937	$5,981,729
3.250%, 10/15/29		200	192,418
Choice Hotels International, Inc.
3.700%, 12/01/29		1,500	1,401,679
Chubb INA Holdings, Inc.
3.350%, 05/15/24		60	60,116
1.550%, 03/15/28	EUR	4,900	4,992,757
Cigna Corp.
3.400%, 03/01/27		174	169,141
# 4.375%, 10/15/28		3,750	3,762,210
2.375%, 03/15/31		2,000	1,711,792
# 4.800%, 08/15/38		2,459	2,452,086
Citigroup, Inc.
3.875%, 10/25/23		33	33,469
Ω 1.500%, 10/26/28	EUR	1,900	1,903,283
CME Group, Inc.
3.000%, 03/15/25		33	32,715
3.750%, 06/15/28		3,200	3,177,117
CMS Energy Corp.
# 3.600%, 11/15/25		37	36,707
3.000%, 05/15/26		58	56,242
CNO Financial Group, Inc.
5.250%, 05/30/25		2,220	2,289,375
5.250%, 05/30/29		2,000	2,038,506
Coca-Cola Co.
2.900%, 05/25/27		275	268,179
Comcast Corp.
3.375%, 08/15/25		49	48,832
4.250%, 01/15/33		3,650	3,642,251
# 4.400%, 08/15/35		1,000	992,995
Comerica, Inc.
4.000%, 02/01/29		3,500	3,495,807
Conagra Brands, Inc.
# 5.300%, 11/01/38		2,000	1,989,463
ConocoPhillips Co.
# 6.950%, 04/15/29		800	942,927
Consolidated Edison Co. of New
York, Inc.
# 3.300%, 12/01/24		15	15,022
3.350%, 04/01/30		3,200	3,027,338
5.500%, 12/01/39		755	813,381
Constellation Brands, Inc.
# 3.500%, 05/09/27		3,000	2,949,740
Corporate Office Properties LP
2.750%, 04/15/31		2,000	1,696,858
2.900%, 12/01/33		2,875	2,347,365
Costco Wholesale Corp.
1.750%, 04/20/32		2,300	1,909,009
Cox Communications, Inc.
Ω 3.850%, 02/01/25		79	78,920
#Ω 3.500%, 08/15/27		800	776,259
Ω 4.800%, 02/01/35		8,000	7,825,552

		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
Crown Castle International Corp.
2.250%, 01/15/31		2,500	$2,057,737
2.100%, 04/01/31		5,000	4,053,189
2.900%, 04/01/41		2,000	1,491,270
Cummins, Inc.
# 1.500%, 09/01/30		500	408,561
CVS Health Corp.
3.375%, 08/12/24		174	173,535
3.250%, 08/15/29		1,000	931,425
Darden Restaurants, Inc.
# 3.850%, 05/01/27		4,000	3,935,868
DCP Midstream Operating LP
5.375%, 07/15/25		6,100	6,130,500
Deere & Co.
5.375%, 10/16/29		5	5,463
DH Europe Finance Sarl
1.200%, 06/30/27	EUR	1,300	1,327,006
Dick’s Sporting Goods, Inc.
# 3.150%, 01/15/32		10,700	8,934,637
Discover Bank
4.650%, 09/13/28		2,600	2,598,787
Discovery Communications LLC
3.900%, 11/15/24		63	63,132
3.450%, 03/15/25		66	64,770
1.900%, 03/19/27	EUR	5,700	5,789,284
# 3.625%, 05/15/30		3,000	2,750,231
Dollar General Corp.
3.250%, 04/15/23		79	79,287
4.150%, 11/01/25		13	13,183
# 4.125%, 05/01/28		2,000	2,012,877
Dollar Tree, Inc.
4.200%, 05/15/28		3,600	3,572,257
Dominion Energy, Inc.
3.900%, 10/01/25		117	117,679
Dover Corp.
1.250%, 11/09/26	EUR	3,100	3,201,697
Dow Chemical Co. (The)
1.125%, 03/15/32	EUR	782	712,815
# 4.250%, 10/01/34		2,405	2,364,384
DPL, Inc.
4.125%, 07/01/25		940	902,400
DTE Energy Co.
2.850%, 10/01/26		500	477,370
Duke Energy Corp.
3.300%, 06/15/41		2,400	1,941,819
DXC Technology Co.
1.750%, 01/15/26	EUR	2,350	2,424,722
Eagle Materials, Inc.
2.500%, 07/01/31		3,000	2,538,148
Eastman Chemical Co.
3.800%, 03/15/25		51	50,803
1.875%, 11/23/26	EUR	5,000	5,211,077
Eaton Corp.
4.000%, 11/02/32		500	495,326

74

DFA GLOBAL CORE PLUS FIXED INCOME PORTFOLIO

CONTINUED

		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
eBay, Inc.
# 3.600%, 06/05/27		815	$802,834
Ecolab, Inc.
2.700%, 11/01/26		52	50,199
Edison International
4.125%, 03/15/28		995	958,582
EI du Pont de Nemours & Co.
2.300%, 07/15/30		1,000	885,782
Emerson Electric Co.
3.150%, 06/01/25		62	61,595
Energy Transfer LP
4.750%, 01/15/26		2,366	2,394,276
# 3.750%, 05/15/30		5,000	4,606,536
EnerSys
Ω 4.375%, 12/15/27		3,700	3,431,750
Entergy Corp.
2.800%, 06/15/30		2,000	1,756,919
Enterprise Products Operating LLC
3.900%, 02/15/24		24	24,211
3.700%, 02/15/26		62	61,390
EOG Resources, Inc.
4.375%, 04/15/30		100	102,776
EPR Properties
# 3.750%, 08/15/29		7,000	6,198,295
EQM Midstream Partners LP
Ω 4.750%, 01/15/31		6,000	5,349,600
Equifax, Inc.
3.250%, 06/01/26		900	871,795
3.100%, 05/15/30		4,000	3,634,236
Equinix, Inc.
# 2.150%, 07/15/30		3,600	2,984,987
2.500%, 05/15/31		1,545	1,297,903
Equitable Holdings, Inc.
# 4.350%, 04/20/28		800	795,768
Exelon Corp.
3.950%, 06/15/25		27	27,207
Expedia Group, Inc.
# 3.800%, 02/15/28		4,426	4,215,287
# 3.250%, 02/15/30		2,500	2,230,081
Extra Space Storage LP
2.350%, 03/15/32		4,000	3,292,190
Exxon Mobil Corp.
# 2.440%, 08/16/29		7,900	7,222,853
FedEx Corp.
1.625%, 01/11/27	EUR	2,000	2,091,287
3.400%, 02/15/28		1,000	964,554
3.100%, 08/05/29		910	844,856
4.900%, 01/15/34		1,300	1,324,728
Fidelity & Guaranty Life Holdings, Inc.
Ω 5.500%, 05/01/25		8,000	8,265,265
Fidelity National Financial, Inc.
3.400%, 06/15/30		2,907	2,631,058

		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
2.450%, 03/15/31		2,350	$1,949,239
Fidelity National Information Services, Inc.
2.000%, 05/21/30	EUR	3,000	3,039,383
3.360%, 05/21/31	GBP	3,143	3,858,943
FirstEnergy Corp.
7.375%, 11/15/31		4,250	4,873,943
Fiserv, Inc.
1.625%, 07/01/30	EUR	9,300	9,121,812
3.000%, 07/01/31	GBP	2,000	2,386,435
Five Corners Funding Trust II
Ω 2.850%, 05/15/30		1,500	1,328,273
Flex Ltd.
4.875%, 06/15/29		1,944	1,944,220
4.875%, 05/12/30		10,200	10,089,269
Flowserve Corp.
3.500%, 10/01/30		300	268,651
2.800%, 01/15/32		13,730	11,305,790
Ford Motor Credit Co. LLC
4.134%, 08/04/25		4,000	3,840,000
5.113%, 05/03/29		4,200	3,979,500
Fox Corp.
4.709%, 01/25/29		279	280,674
GATX Corp.
3.250%, 03/30/25		60	58,691
# 3.250%, 09/15/26		32	31,096
3.500%, 03/15/28		500	479,821
3.500%, 06/01/32		1,700	1,540,029
GE Capital Funding LLC
4.550%, 05/15/32		4,000	4,008,242
General Electric Co.
6.750%, 03/15/32		120	140,181
General Mills, Inc.
# 3.200%, 02/10/27		1,007	983,286
1.500%, 04/27/27	EUR	2,000	2,071,505
General Motors Co.
6.125%, 10/01/25		2,000	2,111,212
# 4.200%, 10/01/27		1,400	1,354,458
6.800%, 10/01/27		1,035	1,112,816
5.150%, 04/01/38		1,000	941,919
General Motors Financial Co., Inc.
5.250%, 03/01/26		178	182,783
# 4.350%, 01/17/27		1,058	1,043,931
3.600%, 06/21/30		1,000	899,450
2.700%, 06/10/31		2,500	2,057,935
3.100%, 01/12/32		1,000	843,386
Georgia Power Co.
3.250%, 03/30/27		154	149,263
Georgia-Pacific LLC
#Ω 2.300%, 04/30/30		1,000	882,483
Gilead Sciences, Inc.
5.650%, 12/01/41		700	773,900
GlaxoSmithKline Capital PLC
5.250%, 12/19/33	GBP	1,388	2,121,940

75

DFA GLOBAL CORE PLUS FIXED INCOME PORTFOLIO

CONTINUED

		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
Global Payments, Inc.
4.800%, 04/01/26		69	$70,573
# 3.200%, 08/15/29		650	591,273
# 2.900%, 05/15/30		3,300	2,905,144
GLP Capital LP/GLP Financing II, Inc.
5.300%, 01/15/29		5,000	5,001,350
Goldman Sachs Group, Inc.
4.000%, 03/03/24		250	252,256
Ω 1.625%, 07/27/26	EUR	1,175	1,210,214
Ω 2.000%, 03/22/28	EUR	2,000	2,044,430
3.800%, 03/15/30		950	897,391
Ω 0.750%, 03/23/32	EUR	3,712	3,204,834
# 6.125%, 02/15/33		2,484	2,767,735
Goldman Sachs Group, Inc. (The)
Ω 1.875%, 12/16/30	GBP	3,000	3,254,183
Goodyear Tire & Rubber Co.
# 4.875%, 03/15/27		2,739	2,554,282
Graphic Packaging
International LLC
Ω 4.750%, 07/15/27		1,151	1,115,791
Ω 3.500%, 03/15/28		3,000	2,700,000
#Ω 3.750%, 02/01/30		4,540	3,980,354
Halliburton Co.
3.500%, 08/01/23		4	4,017
3.800%, 11/15/25		48	48,275
2.920%, 03/01/30		500	452,107
Hanesbrands, Inc.
Ω 4.875%, 05/15/26		7,800	7,624,500
Harley-Davidson, Inc.
3.500%, 07/28/25		42	41,072
Hasbro, Inc.
3.500%, 09/15/27		3,135	3,010,359
HCA, Inc.
# 5.375%, 02/01/25		4,805	4,943,144
# 3.500%, 09/01/30		725	649,477
Health Care Service Corp. A Mutual Legal Reserve Co.
Ω 2.200%, 06/01/30		2,800	2,413,315
Healthcare Trust of America
Holdings LP
2.000%, 03/15/31		1,600	1,300,878
Home Depot Inc (The)
5.875%, 12/16/36		2,000	2,358,891
Honeywell International, Inc.
2.500%, 11/01/26		102	98,025
2.250%, 02/22/28	EUR	3,905	4,195,752
Howmet Aerospace, Inc.
# 6.875%, 05/01/25		32	33,839
5.900%, 02/01/27		2,700	2,770,902
6.750%, 01/15/28		700	742,000

		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
HP, Inc.
# 3.400%, 06/17/30		3,300	$2,957,097
# 6.000%, 09/15/41		8,000	8,321,803
Humana, Inc.
# 3.850%, 10/01/24		91	91,425
Huntsman International LLC
4.500%, 05/01/29		5,550	5,466,785
Hyatt Hotels Corp.
# 4.375%, 09/15/28		5,300	5,121,885
Intercontinental Exchange, Inc.
2.100%, 06/15/30		3,380	2,921,807
1.850%, 09/15/32		2,000	1,610,480
International Business Machines Corp.
1.750%, 03/07/28	EUR	1,000	1,046,236
3.500%, 05/15/29		800	773,968
1.500%, 05/23/29	EUR	500	509,462
1.950%, 05/15/30		400	342,142
International Flavors & Fragrances, Inc.
Ω 3.268%, 11/15/40		1,500	1,209,949
Interpublic Group of Cos., Inc.
4.200%, 04/15/24		274	277,103
4.650%, 10/01/28		500	504,635
Intuit, Inc.
1.650%, 07/15/30		1,008	840,467
Invitation Homes Operating Partnership LP
2.000%, 08/15/31		1,000	800,624
2.700%, 01/15/34		2,100	1,706,862
Jabil, Inc.
3.600%, 01/15/30		3,283	3,031,053
3.000%, 01/15/31		3,475	3,020,066
Jackson Financial, Inc.
Ω 3.125%, 11/23/31		1,671	1,416,978
Janus Henderson
U.S. Holdings, Inc.
4.875%, 08/01/25		106	109,299
Jefferies Group LLC
2.750%, 10/15/32		1,000	814,979
Jefferies Group LLC/Jefferies Group Capital Finance, Inc.
4.850%, 01/15/27		57	58,623
# 2.625%, 10/15/31		6,500	5,343,989
JM Smucker Co.
3.500%, 03/15/25		58	57,839
Johnson & Johnson
2.450%, 03/01/26		38	36,972
# 2.950%, 03/03/27		500	495,866
0.950%, 09/01/27		1,000	885,668
2.900%, 01/15/28		5,016	4,877,236
JPMorgan Chase & Co.
3.900%, 07/15/25		129	129,513

76

DFA GLOBAL CORE PLUS FIXED INCOME PORTFOLIO

CONTINUED

		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
# 5.500%, 10/15/40		700	$757,910
Juniper Networks, Inc.
3.750%, 08/15/29		4,000	3,842,882
# 2.000%, 12/10/30		750	615,347
KB Home
# 4.000%, 06/15/31		6,240	5,335,200
Kellogg Co.
# 3.250%, 04/01/26		661	649,244
7.450%, 04/01/31		61	73,576
Kemper Corp.
2.400%, 09/30/30		4,400	3,604,970
3.800%, 02/23/32		3,500	3,133,443
Kilroy Realty LP
2.500%, 11/15/32		10,500	8,487,158
Kimco Realty Corp.
1.900%, 03/01/28		400	352,673
2.250%, 12/01/31		1,000	841,219
Kinder Morgan Energy Partners LP
6.950%, 01/15/38		3,300	3,757,301
Kraft Heinz Foods Co.
Ω 2.250%, 05/25/28	EUR	200	205,312
Kroger Co.
3.700%, 08/01/27		3,394	3,365,840
7.500%, 04/01/31		90	108,932
Kroger Co. (The)
6.900%, 04/15/38		1,500	1,820,885
Laboratory Corp. of America Holdings
4.000%, 11/01/23		45	45,629
Las Vegas Sands Corp.
# 3.900%, 08/08/29		1,000	859,647
Lazard Group LLC
4.500%, 09/19/28		1,800	1,785,689
Lear Corp.
# 3.800%, 09/15/27		2,076	2,002,236
4.250%, 05/15/29		1,000	966,684
Legg Mason, Inc.
3.950%, 07/15/24		55	55,628
4.750%, 03/15/26		23	23,786
Leggett & Platt, Inc.
# 4.400%, 03/15/29		9,326	9,292,912
Liberty Mutual Group, Inc.
Ω 2.750%, 05/04/26	EUR	5,200	5,620,965
Ω 4.569%, 02/01/29		78	79,143
Lincoln National Corp.
3.050%, 01/15/30		7,900	7,246,210
# 3.400%, 01/15/31		127	118,397
Lockheed Martin Corp.
3.550%, 01/15/26		56	56,422
4.500%, 05/15/36		700	722,145
Loews Corp.
2.625%, 05/15/23		44	43,935
3.200%, 05/15/30		1,000	925,002

		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
Lowe’s Cos., Inc.
3.375%, 09/15/25		61	$60,511
LYB International Finance II BV
1.625%, 09/17/31	EUR	6,500	6,192,957
Marathon Petroleum Corp.
3.625%, 09/15/24		96	95,523
Markel Corp.
3.350%, 09/17/29		4,300	4,040,248
Marriott International, Inc.
3.750%, 03/15/25		1,500	1,503,719
4.000%, 04/15/28		5,901	5,723,677
4.650%, 12/01/28		650	638,951
2.750%, 10/15/33		2,000	1,643,231
Mars, Inc.
Ω 3.600%, 04/01/34		595	559,238
Marsh & McLennan Cos., Inc.
3.500%, 06/03/24		97	97,362
1.349%, 09/21/26	EUR	6,000	6,163,889
4.375%, 03/15/29		800	808,138
2.250%, 11/15/30		1,650	1,429,288
2.375%, 12/15/31		1,900	1,641,808
Masonite International Corp.
Ω 3.500%, 02/15/30		10,000	8,425,000
Maxim Integrated Products, Inc.
3.450%, 06/15/27		69	67,001
McDonald’s Corp.
Ω 1.500%, 11/28/29	EUR	1,000	1,011,959
Ω 5.875%, 04/23/32	GBP	750	1,151,442
McKesson Corp.
3.125%, 02/17/29	GBP	4,420	5,441,959
Medtronic, Inc.
3.500%, 03/15/25		7	7,023
Merck & Co., Inc.
2.750%, 02/10/25		136	134,522
MetLife, Inc.
# 3.600%, 04/10/24		189	190,359
# 4.550%, 03/23/30		500	515,818
6.500%, 12/15/32		281	333,890
MGM Resorts International
5.750%, 06/15/25		2,928	2,908,851
# 4.625%, 09/01/26		2,693	2,535,540
Micron Technology, Inc.
5.327%, 02/06/29		550	569,382
3.366%, 11/01/41		6,500	5,166,358
Microsoft Corp.
4.200%, 11/03/35		900	937,171
Molina Healthcare, Inc.
#Ω 3.875%, 11/15/30		6,000	5,411,940
Ω 3.875%, 05/15/32		4,850	4,258,203
Molson Coors Beverage Co.
3.500%, 05/01/22		33	33,000
1.250%, 07/15/24	EUR	1,200	1,253,015

77

DFA GLOBAL CORE PLUS FIXED INCOME PORTFOLIO

CONTINUED

		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
3.000%, 07/15/26		687	$654,057
Mondelez International, Inc.
1.625%, 03/08/27	EUR	2,500	2,624,183
Morgan Stanley
1.375%, 10/27/26	EUR	2,550	2,604,749
1.875%, 04/27/27	EUR	1,856	1,924,377
7.250%, 04/01/32		1,500	1,807,773
Morgan Stanley Domestic Holdings, Inc.
4.500%, 06/20/28		3,297	3,315,919
Mosaic Co.
4.050%, 11/15/27		5,000	4,958,455
Motorola Solutions, Inc.
# 4.600%, 02/23/28		500	497,317
4.600%, 05/23/29		4,260	4,175,692
MPLX LP
4.125%, 03/01/27		2,876	2,849,357
# 4.000%, 03/15/28		1,500	1,454,269
4.500%, 04/15/38		3,500	3,214,830
Mylan, Inc.
4.200%, 11/29/23		52	52,435
Nasdaq, Inc.
1.750%, 03/28/29	EUR	5,924	5,975,371
National Rural Utilities Cooperative Finance Corp.
8.000%, 03/01/32		1,232	1,578,815
NetApp, Inc.
3.250%, 12/15/22		13	13,037
Netflix, Inc.
# 4.875%, 04/15/28		3,040	2,975,978
5.875%, 11/15/28		2,800	2,884,000
Ω 5.375%, 11/15/29		1,000	1,001,000
Newell Brands, Inc.
4.875%, 06/01/25		4,700	4,760,983
NewMarket Corp.
2.700%, 03/18/31		3,255	2,799,459
NextEra Energy Capital Holdings, Inc.
3.550%, 05/01/27		1,184	1,160,490
NextEra Energy Operating Partners LP
Ω 3.875%, 10/15/26		2,980	2,812,375
#Ω 4.500%, 09/15/27		4,700	4,451,981
NIKE, Inc.
2.850%, 03/27/30		8,000	7,447,236
3.250%, 03/27/40		3,000	2,657,876
Nordstrom, Inc.
# 4.000%, 03/15/27		1,500	1,390,114
# 4.375%, 04/01/30		2,300	2,001,621
Norfolk Southern Corp.
2.900%, 06/15/26		526	509,559
NOV, Inc.
# 3.600%, 12/01/29		5,000	4,640,310

		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
Nucor Corp.
2.700%, 06/01/30		400	$356,665
3.125%, 04/01/32		7,300	6,571,054
NuStar Logistics LP
5.625%, 04/28/27		432	414,262
Nuveen Finance LLC
Ω 4.125%, 11/01/24		32	32,179
Omnicom Group, Inc.
4.200%, 06/01/30		900	884,815
OneMain Finance Corp.
6.875%, 03/15/25		3,500	3,517,500
7.125%, 03/15/26		5,000	5,062,500
ONEOK, Inc.
4.000%, 07/13/27		77	75,587
4.550%, 07/15/28		1,766	1,757,112
# 4.350%, 03/15/29		3,073	2,983,820
6.350%, 01/15/31		2,000	2,183,905
Oracle Corp.
2.500%, 10/15/22		22	22,009
# 3.250%, 11/15/27		5,956	5,540,647
4.300%, 07/08/34		500	451,481
3.800%, 11/15/37		2,000	1,638,743
# 5.375%, 07/15/40		1,100	1,053,226
3.650%, 03/25/41		6,000	4,646,827
O’Reilly Automotive, Inc.
# 3.600%, 09/01/27		2,200	2,157,454
Owens Corning
3.875%, 06/01/30		583	558,134
Paramount Global
# 7.875%, 07/30/30		2,013	2,370,876
# 4.950%, 01/15/31		1,200	1,188,625
4.200%, 05/19/32		3,000	2,767,800
5.500%, 05/15/33		400	406,451
Parker-Hannifin Corp.
3.300%, 11/21/24		71	70,519
3.250%, 06/14/29		2,750	2,568,931
Penske Truck Leasing Co. L.P./ PTL Finance Corp.
Ω 3.400%, 11/15/26		1,589	1,536,069
PepsiCo, Inc.
0.875%, 07/18/28	EUR	1,500	1,505,861
PerkinElmer, Inc.
3.300%, 09/15/29		1,100	1,008,229
Perrigo Finance Unlimited Co.
# 4.375%, 03/15/26		2,500	2,415,222
Pfizer, Inc.
# 1.700%, 05/28/30		6,200	5,275,729
3.900%, 03/15/39		400	386,772
Philip Morris International, Inc.
3.250%, 11/10/24		68	67,800
0.125%, 08/03/26	EUR	2,500	2,403,323
2.875%, 05/14/29	EUR	2,650	2,807,688
3.375%, 08/15/29		2,000	1,879,300

78

DFA GLOBAL CORE PLUS FIXED INCOME PORTFOLIO

CONTINUED

		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
2.100%, 05/01/30		6,400	$5,467,586
0.800%, 08/01/31	EUR	3,200	2,722,022
Phillips 66 Partners LP
3.550%, 10/01/26		752	732,519
3.750%, 03/01/28		700	679,725
3.150%, 12/15/29		2,000	1,847,514
Piedmont Operating Partnership LP
3.150%, 08/15/30		5,300	4,642,527
Plains All American Pipeline LP/PAA Finance Corp.
3.800%, 09/15/30		5,000	4,628,055
PNC Financial Services Group, Inc. (The)
2.550%, 01/22/30		5,000	4,469,111
PPG Industries, Inc.
1.400%, 03/13/27	EUR	1,800	1,842,707
2.800%, 08/15/29		947	874,048
2.550%, 06/15/30		6,000	5,393,929
Primerica, Inc.
2.800%, 11/19/31		4,350	3,802,135
Principal Financial Group, Inc.
3.125%, 05/15/23		52	52,166
3.100%, 11/15/26		53	51,143
3.700%, 05/15/29		3,000	2,899,159
Procter & Gamble Co.
2.450%, 11/03/26		13	12,533
4.875%, 05/11/27	EUR	1,000	1,227,506
Ω 6.250%, 01/31/30	GBP	563	884,244
3.000%, 03/25/30		2,300	2,183,383
Progress Energy, Inc.
7.750%, 03/01/31		1,130	1,374,135
7.000%, 10/30/31		630	736,195
Progressive Corp.
3.000%, 03/15/32		2,300	2,089,654
Prologis International Funding II SA
Ω 2.375%, 11/14/30	EUR	3,800	3,914,588
Prologis LP
2.250%, 04/15/30		504	443,775
Public Service Enterprise Group, Inc.
8.625%, 04/15/31		575	722,551
PulteGroup, Inc.
5.500%, 03/01/26		759	791,931
# 5.000%, 01/15/27		2,763	2,838,184
6.000%, 02/15/35		800	837,144
QUALCOMM, Inc.
1.650%, 05/20/32		1,848	1,497,652
Quanta Services, Inc.
2.900%, 10/01/30		301	262,639

		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
Quest Diagnostics, Inc.
3.500%, 03/30/25		4	$3,980
4.200%, 06/30/29		925	908,340
2.800%, 06/30/31		2,000	1,743,042
Radian Group, Inc.
# 4.500%, 10/01/24		6,000	5,842,500
Ralph Lauren Corp.
# 2.950%, 06/15/30		4,872	4,438,098
Rayonier LP
2.750%, 05/17/31		1,530	1,327,068
Raytheon Technologies Corp.
2.250%, 07/01/30		800	694,091
Realty Income Corp.
# 2.850%, 12/15/32		3,600	3,188,132
5.875%, 03/15/35		156	172,691
Reinsurance Group of
America, Inc.
4.700%, 09/15/23		45	45,744
Rockwell Automation, Inc.
2.875%, 03/01/25		67	66,315
Royalty Pharma PLC
2.200%, 09/02/30		1,000	834,356
2.150%, 09/02/31		2,000	1,608,394
3.300%, 09/02/40		3,300	2,575,704
Sabra Health Care LP
# 3.200%, 12/01/31		1,858	1,559,144
Seagate HDD Cayman
4.091%, 06/01/29		600	532,500
4.125%, 01/15/31		8,500	7,458,750
5.750%, 12/01/34		900	846,000
Sealed Air Corp.
Ω 5.500%, 09/15/25		600	613,500
Ω 4.000%, 12/01/27		2,000	1,880,000
Ω 6.875%, 07/15/33		992	1,086,756
Sempra Energy
3.800%, 02/01/38		2,000	1,823,395
Sensata Technologies BV
Ω 5.000%, 10/01/25		5,859	5,815,058
Sensata Technologies, Inc.
Ω 4.375%, 02/15/30		3,000	2,729,070
Sherwin-Williams Co.
2.950%, 08/15/29		4,670	4,292,151
Simon Property Group LP
2.450%, 09/13/29		5,000	4,382,911
# 2.650%, 07/15/30		7,264	6,390,824
# 2.250%, 01/15/32		500	413,783
Southern Power Co.
1.850%, 06/20/26	EUR	1,200	1,249,820
Southwest Airlines Co.
4.750%, 05/04/23		1,500	1,526,157
3.000%, 11/15/26		1,107	1,055,239
Southwest Gas Corp.
2.200%, 06/15/30		900	746,773

79

DFA GLOBAL CORE PLUS FIXED INCOME PORTFOLIO

CONTINUED

		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
Steel Dynamics, Inc.
3.250%, 01/15/31		1,100	$1,006,119
Steelcase, Inc.
# 5.125%, 01/18/29		4,342	4,226,492
Stellantis Finance US, Inc.
Ω 2.691%, 09/15/31		11,800	9,757,011
STORE Capital Corp.
4.625%, 03/15/29		1,200	1,193,974
2.750%, 11/18/30		1,300	1,108,045
Stryker Corp.
# 3.375%, 05/15/24		6	6,000
2.125%, 11/30/27	EUR	7,009	7,420,765
Sutter Health
2.294%, 08/15/30		2,400	2,062,061
Tanger Properties LP
2.750%, 09/01/31		1,000	814,069
Tapestry, Inc.
3.050%, 03/15/32		6,000	5,103,953
Targa Resources Corp.
4.200%, 02/01/33		1,500	1,421,649
Target Corp.
2.500%, 04/15/26		31	30,103
Taylor Morrison Communities, Inc.
Ω 5.875%, 06/15/27		100	99,268
Ω 5.750%, 01/15/28		5,000	4,887,500
Ω 5.125%, 08/01/30		2,100	1,916,250
Teledyne FLIR LLC
2.500%, 08/01/30		2,000	1,720,494
Textron, Inc.
2.450%, 03/15/31		1,000	849,344
Thermo Fisher Scientific, Inc.
1.450%, 03/16/27	EUR	1,000	1,040,196
1.375%, 09/12/28	EUR	1,315	1,336,486
Timken Co.
4.125%, 04/01/32		5,000	4,664,823
Toll Brothers Finance Corp.
# 4.875%, 03/15/27		1,800	1,788,710
4.350%, 02/15/28		3,800	3,623,925
# 3.800%, 11/01/29		2,000	1,815,273
TRI Pointe Group, Inc./TRI Pointe Homes, Inc.
5.875%, 06/15/24		3,400	3,452,020
Trimble, Inc.
4.900%, 06/15/28		500	505,310
Trinity Industries, Inc.
4.550%, 10/01/24		690	685,688
TWDC Enterprises 18 Corp.
4.125%, 12/01/41		545	511,067
Twitter, Inc.
Ω 3.875%, 12/15/27		7,300	7,156,227
Under Armour, Inc.
3.250%, 06/15/26		6,250	5,751,467
UnitedHealth Group, Inc.
2.750%, 02/15/23		101	101,377

		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
4.625%, 07/15/35		1,000	$1,024,204
Unum Group
3.875%, 11/05/25		23	22,872
4.000%, 06/15/29		5,100	4,974,795
Utah Acquisition Sub, Inc.
3.950%, 06/15/26		2,173	2,109,763
Ω 3.125%, 11/22/28	EUR	3,400	3,535,640
VeriSign, Inc.
2.700%, 06/15/31		5,400	4,663,291
Verizon Communications, Inc.
1.375%, 10/27/26	EUR	1,500	1,552,252
4.329%, 09/21/28		200	201,144
1.375%, 11/02/28	EUR	2,000	2,014,512
4.016%, 12/03/29		183	179,033
2.625%, 12/01/31	EUR	2,500	2,664,646
2.355%, 03/15/32		53	44,502
4.750%, 02/17/34	GBP	1,500	2,094,598
VF Corp.
# 2.950%, 04/23/30		2,166	1,956,013
Viatris, Inc.
3.850%, 06/22/40		12,500	9,732,268
VMware, Inc.
# 3.900%, 08/21/27		3,521	3,438,957
Vontier Corp.
2.950%, 04/01/31		1,100	926,838
Vornado Realty LP
3.400%, 06/01/31		4,650	4,090,852
Walgreens Boots Alliance, Inc.
3.450%, 06/01/26		1,064	1,044,343
2.125%, 11/20/26	EUR	2,700	2,842,883
# 3.200%, 04/15/30		730	673,063
Walmart, Inc.
1.500%, 09/22/28		5,000	4,421,831
4.875%, 09/21/29	EUR	1,166	1,474,361
5.750%, 12/19/30	GBP	3,919	6,069,202
Ω 5.625%, 03/27/34	GBP	12,213	19,445,186
5.250%, 09/28/35	GBP	10,972	17,160,889
Walt Disney Co.
# 3.800%, 03/22/30		1,896	1,859,863
2.650%, 01/13/31		1,000	891,715
Walt Disney Co. (The)
6.400%, 12/15/35		300	360,345
Waste Management, Inc.
2.950%, 06/01/41		1,000	818,355
WEC Energy Group, Inc.
3.550%, 06/15/25		12	11,901
Wells Fargo & Co.
3.000%, 02/19/25		190	186,585
3.000%, 04/22/26		32	30,796
Ω 2.000%, 04/27/26	EUR	800	837,993
Ω 1.375%, 10/26/26	EUR	3,500	3,557,017
Ω 1.000%, 02/02/27	EUR	6,900	6,862,352
Ω 1.000%, 02/02/27	EUR	800	795,635
# 4.150%, 01/24/29		1,000	987,922

80

DFA GLOBAL CORE PLUS FIXED INCOME PORTFOLIO

CONTINUED

		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
Ω 2.500%, 05/02/29	GBP	750	$879,535
Ω 0.625%, 03/25/30	EUR	1,016	915,311
Ω 0.625%, 08/14/30	EUR	500	447,704
Welltower, Inc.
3.100%, 01/15/30		1,000	919,497
Western Digital Corp.
4.750%, 02/15/26		5,980	5,936,346
Westlake Chemical Corp.
3.375%, 06/15/30		1,100	1,019,633
Westlake Corp.
1.625%, 07/17/29	EUR	6,000	5,879,808
WestRock MWV LLC
8.200%, 01/15/30		180	220,349
Weyerhaeuser Co.
7.375%, 03/15/32		254	305,506
Whirlpool Corp.
3.700%, 05/01/25		145	145,000
# 4.750%, 02/26/29		1,000	1,013,226
Whirlpool Finance Luxembourg Sarl
1.250%, 11/02/26	EUR	1,200	1,218,265
1.100%, 11/09/27	EUR	500	493,408
Williams Cos., Inc.
4.000%, 09/15/25		136	135,370
3.750%, 06/15/27		16	15,612
Williams Cos., Inc. (The)
3.700%, 01/15/23		100	100,450
Wisconsin Electric Power Co.
3.100%, 06/01/25		37	36,587
Wisconsin Power & Light Co.
1.950%, 09/16/31		750	628,082
Wisconsin Power and Light Co.
3.000%, 07/01/29		1,000	939,244

	Face Amount^	Value†
	(000)
UNITED STATES — (Continued)
WP Carey, Inc.
2.450%, 02/01/32	1,900	$1,589,845
WRKCo, Inc.
# 4.200%, 06/01/32	2,600	2,539,854
3.000%, 06/15/33	3,100	2,700,679
Xerox Corp.
# 3.800%, 05/15/24	2,050	1,983,375
Xerox Holdings Corp.
Ω 5.000%, 08/15/25	5,000	4,800,000
#Ω 5.500%, 08/15/28	1,000	900,000
Yum! Brands, Inc.
Ω 4.750%, 01/15/30	2,500	2,378,125
3.625%, 03/15/31	5,370	4,614,232
Zoetis, Inc.
3.000%, 09/12/27	62	59,562

TOTAL UNITED STATES		1,537,927,734

TOTAL BONDS		2,904,781,027

TOTAL INVESTMENT SECURITIES (Cost $3,612,936,922)		3,205,912,015

	Shares
SECURITIES LENDING COLLATERAL — (3.6%)
@§ The DFA Short Term Investment Fund	10,288,454	119,006,553

TOTAL INVESTMENTS — (100.0%) (Cost $3,731,942,981)^^		$3,324,918,568

As of April 30, 2022, DFA Global Core Plus Fixed Income Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	227,034	NZD	337,780	HSBC Bank	05/11/22	$8,958
USD	4,711,813	NZD	6,734,759	State Street Bank and Trust	05/11/22	363,748
USD	14,338,149	NZD	21,636,186	UBS AG	05/31/22	369,221
USD	118,784,655	CAD	148,645,704	State Street Bank and Trust	06/01/22	3,079,354
USD	3,617,259	AUD	5,075,833	Citibank, N.A.	06/02/22	29,003
USD	10,164,247	DKK	69,211,000	HSBC Bank	06/03/22	336,298
USD	9,511,316	DKK	63,401,650	State Street Bank and Trust	06/03/22	508,293
USD	8,389,932	EUR	7,603,381	Australia and New Zealand Banking Group Ltd.	06/08/22	356,057
USD	549,232	EUR	500,000	BNY Mellon	06/08/22	20,923

81

DFA GLOBAL CORE PLUS FIXED INCOME PORTFOLIO

CONTINUED

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	121,353	EUR	110,234	Goldman Sachs Capital Markets L.P.	06/08/22	$4,877
USD	578,185	EUR	526,437	Morgan Stanley and Co. International	06/08/22	21,942
USD	5,279,232	EUR	4,780,414	Royal Bank of Scotland	06/08/22	228,158
USD	8,070,677	EUR	7,328,688	State Street Bank and Trust	06/08/22	327,048
USD	88,704,952	EUR	79,351,987	Morgan Stanley and Co. International	06/29/22	4,762,889
USD	102,361,961	GBP	77,988,925	Morgan Stanley and Co. International	06/29/22	4,282,992
USD	29,245,859	GBP	22,264,568	Morgan Stanley and Co. International	06/30/22	1,245,740
USD	2,444,455	EUR	2,231,572	Australia and New Zealand Banking Group Ltd.	07/01/22	83,538
USD	80,962,193	EUR	73,305,055	State Street Bank and Trust	07/01/22	3,408,275
USD	92,835,348	EUR	84,704,845	State Street Bank and Trust	07/05/22	3,201,084
USD	98,695,635	JPY	12,184,283,112	State Street Bank and Trust	07/05/22	4,590,788
USD	99,128,004	GBP	75,753,717	State Street Bank and Trust	07/06/22	3,855,612
USD	110,097,761	CAD	138,726,129	HSBC Bank	07/07/22	2,132,908
USD	78,745,050	AUD	105,262,831	HSBC Bank	07/07/22	4,285,115
USD	73,228,234	EUR	66,914,380	State Street Bank and Trust	07/08/22	2,406,789
USD	78,218,014	EUR	71,621,213	State Street Bank and Trust	07/11/22	2,401,028
USD	4,316,263	EUR	3,965,787	UBS AG	07/11/22	118,149
USD	106,161,819	CAD	133,965,015	HSBC Bank	07/15/22	1,907,654
USD	3,268,508	CAD	4,189,253	State Street Bank and Trust	07/15/22	8,350
USD	78,322,126	AUD	105,271,052	HSBC Bank	07/19/22	3,842,744
USD	99,849,595	GBP	76,492,063	State Street Bank and Trust	07/19/22	3,636,453
USD	19,333,965	SGD	26,546,211	Australia and New Zealand Banking Group Ltd.	07/22/22	137,022

Total Appreciation						$51,961,010
NZD	357,822	USD	242,832	Goldman Sachs Capital Markets L.P.	05/11/22	$(11,816)
CAD	5,288,186	USD	4,159,776	Royal Bank of Scotland	06/01/22	(43,470)
CAD	5,060,008	USD	4,002,329	UBS AG	06/01/22	(63,636)
DKK	1,264,758	USD	184,815	Citibank, N.A.	06/03/22	(5,220)
DKK	3,875,217	USD	573,174	HSBC Bank	06/03/22	(22,893)
DKK	4,507,020	USD	666,093	Royal Bank of Scotland	06/03/22	(26,097)
DKK	1,350,330	USD	201,456	State Street Bank and Trust	06/03/22	(9,710)
GBP	2,541,059	USD	3,308,629	Bank of New York	06/30/22	(112,971)

Total (Depreciation)						$(295,813)

Total Appreciation (Depreciation)						$51,665,197

Summary of the Portfolio’s investments as of April 30, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Agency Obligations	—	$301,130,988	—	$301,130,988
Bonds
Australia	—	210,999,333	—	210,999,333
Belgium	—	9,960,310	—	9,960,310
Canada	—	425,814,045	—	425,814,045
Denmark	—	21,820,335	—	21,820,335
Finland	—	29,378,164	—	29,378,164
France	—	86,634,135	—	86,634,135
Germany	—	53,159,540	—	53,159,540
Italy	—	21,092,805	—	21,092,805

82

DFA GLOBAL CORE PLUS FIXED INCOME PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Japan	—	$75,496,626	—	$75,496,626
Luxembourg	—	969,095	—	969,095
Netherlands	—	78,542,558	—	78,542,558
New Zealand	—	18,120,291	—	18,120,291
Norway	—	36,389,933	—	36,389,933
Singapore	—	19,057,341	—	19,057,341
Spain	—	19,882,332	—	19,882,332
Supranational Organization Obligations	—	72,057,615	—	72,057,615
Sweden	—	1,861,413	—	1,861,413
Switzerland	—	29,434,429	—	29,434,429
United Kingdom	—	156,182,993	—	156,182,993
United States	—	1,537,927,734	—	1,537,927,734
Securities Lending Collateral	—	119,006,553	—	119,006,553
Forward Currency Contracts**	—	51,665,197	—	51,665,197

TOTAL	—	$3,376,583,765	—	$3,376,583,765

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

83

DFA INVESTMENT GRADE PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

		Face
		Amount^	Value†
		(000)
AGENCY OBLIGATIONS — (14.7%)
Federal Farm Credit Banks Funding Corp.
	2.630%, 08/03/26	5,760	$5,683,978
Federal Home Loan Bank
	2.750%, 12/13/24	37,645	37,546,754
	3.125%, 09/12/25	10,000	10,051,899
	5.750%, 06/12/26	11,775	13,013,314
	2.500%, 12/10/27	4,000	3,885,931
	3.000%, 03/10/28	30,815	30,702,448
	3.250%, 06/09/28	109,035	109,983,891
#	3.250%, 11/16/28	91,250	92,269,399
	2.125%, 09/14/29	10,000	9,342,629
	2.125%, 12/14/29	23,735	22,056,226
	5.500%, 07/15/36	22,355	27,255,085
Federal Home Loan Mortgage Corp.
#	6.750%, 09/15/29	76,476	95,524,067
	6.750%, 03/15/31	100,575	127,842,841
#	6.250%, 07/15/32	105,446	133,012,382
Federal National Mortgage Association
#	2.125%, 04/24/26	86,970	84,250,598
#	1.875%, 09/24/26	168,929	161,338,125
#	0.750%, 10/08/27	73,250	65,121,002
#	6.250%, 05/15/29	102,508	122,980,376
	7.125%, 01/15/30	72,196	92,004,360
#	7.250%, 05/15/30	72,729	93,756,789
#	0.875%, 08/05/30	239,600	199,598,600
#	6.625%, 11/15/30	103,212	129,499,008
Tennessee Valley Authority
	2.875%, 02/01/27	31,804	31,554,808
#	7.125%, 05/01/30	70,383	89,451,776
	1.500%, 09/15/31	10,000	8,502,005
	4.650%, 06/15/35	5,000	5,568,865

TOTAL AGENCY OBLIGATIONS			1,801,797,156

BONDS — (53.3%)

AUSTRALIA — (2.1%)
Commonwealth Bank of Australia
Ω	3.150%, 09/19/27	890	859,113
#Ω	1.875%, 09/15/31	14,500	12,038,923
Glencore Funding LLC
Ω	2.500%, 09/01/30	5,000	4,198,659
#Ω	2.850%, 04/27/31	33,500	28,617,710
Ω	2.625%, 09/23/31	11,000	9,184,017
Macquarie Bank Ltd.
Ω	3.900%, 01/15/26	24,711	24,650,322

		Face
		Amount^	Value†
		(000)
AUSTRALIA — (Continued)
National Australia Bank Ltd.
#	2.500%, 05/22/22	1,000	$1,000,602
	3.375%, 01/14/26	3,000	2,985,262
#Ω	3.500%, 01/10/27	15,999	15,775,856
Westpac Banking Corp.
#	2.500%, 06/28/22	3,538	3,545,365
#	3.350%, 03/08/27	37,267	36,575,403
	2.650%, 01/16/30	8,160	7,398,151
#	2.150%, 06/03/31	129,307	110,367,300

TOTAL AUSTRALIA			257,196,683

BELGIUM — (0.2%)
Anheuser-Busch InBev Worldwide, Inc.
#	4.000%, 04/13/28	14,000	13,932,536
#	4.900%, 01/23/31	2,000	2,074,644
	5.875%, 06/15/35	2,846	3,100,940
Solvay Finance America LLC
Ω	4.450%, 12/03/25	865	878,795

TOTAL BELGIUM			19,986,915

CANADA — (2.0%)
Alimentation Couche-Tard, Inc.
Ω	3.550%, 07/26/27	2,780	2,684,104
Ω	3.439%, 05/13/41	10,600	8,569,298
Bank of Nova Scotia
	2.450%, 02/02/32	25,975	22,039,480
Barrick North America Finance LLC
	5.700%, 05/30/41	4,500	4,929,475
Brookfield Finance, Inc.
#	4.350%, 04/15/30	5,500	5,446,870
Canadian Natural Resources Ltd.
	3.850%, 06/01/27	3,898	3,811,445
	2.950%, 07/15/30	12,722	11,395,277
	5.850%, 02/01/35	3,000	3,094,335
	6.250%, 03/15/38	6,000	6,605,132
Canadian Pacific Railway Co.
	3.700%, 02/01/26	4,880	4,857,987
CI Financial Corp.
	3.200%, 12/17/30	5,196	4,398,491
Emera U.S. Finance LP
	2.639%, 06/15/31	3,000	2,542,470
Enbridge Energy Partners LP
	7.500%, 04/15/38	3,000	3,694,155
Enbridge, Inc.
#	3.500%, 06/10/24	1,280	1,280,095
	3.700%, 07/15/27	275	268,857

84

DFA INVESTMENT GRADE PORTFOLIO

CONTINUED

		Face
		Amount^	Value†
		(000)
CANADA — (Continued)
Fairfax Financial Holdings Ltd.
	3.375%, 03/03/31	3,000	$2,664,979
ITC Holdings Corp.
	3.650%, 06/15/24	9,714	9,697,771
Nutrien Ltd.
#	3.000%, 04/01/25	3,460	3,397,018
Ontario Teachers’ Finance Trust
Ω	2.000%, 04/16/31	36,200	32,149,220
Province of Alberta Canada
#	1.300%, 07/22/30	10,000	8,566,627
Province of Ontario Canada
#	1.125%, 10/07/30	21,000	17,689,035
	1.600%, 02/25/31	5,000	4,353,463
Royal Bank of Canada
#	2.300%, 11/03/31	5,000	4,257,397
Spectra Energy Partners LP
	4.750%, 03/15/24	1,915	1,954,563
Suncor Energy, Inc.
	5.950%, 05/15/35	268	288,779
	6.850%, 06/01/39	3,000	3,575,302
Thomson Reuters Corp.
	4.300%, 11/23/23	5,120	5,194,526
Toronto-Dominion Bank
#	2.000%, 09/10/31	7,000	5,819,505
	3.200%, 03/10/32	45,000	41,042,131
TransCanada PipeLines Ltd.
	4.875%, 01/15/26	4,060	4,185,481
	4.250%, 05/15/28	1,300	1,298,275
#	4.625%, 03/01/34	20,566	20,328,332

TOTAL CANADA			252,079,875

DENMARK — (0.0%)
Danske Bank AS
Ω	4.375%, 06/12/28	2,000	1,939,799

FRANCE — (0.6%)
Airbus SE
#Ω	3.150%, 04/10/27	7,500	7,320,386
BNP Paribas SA
#Ω	3.500%, 11/16/27	500	474,034
#Ω	4.400%, 08/14/28	2,600	2,543,782
Electricite de France SA
#Ω	3.625%, 10/13/25	6,638	6,593,767
Pernod Ricard SA
#Ω	3.250%, 06/08/26	14,827	14,516,855
Sanofi
#	3.625%, 06/19/28	20,000	20,169,155
Societe Generale SA
#Ω	3.000%, 01/22/30	5,000	4,353,996
Total Capital International SA
#	3.750%, 04/10/24	9,600	9,694,890

		Face
		Amount^	Value†
		(000)
FRANCE — (Continued)
TotalEnergies Capital International SA
#	2.829%, 01/10/30	5,000	$4,615,298

TOTAL FRANCE			70,282,163

GERMANY — (0.9%)
Bayer U.S. Finance II LLC
Ω	5.500%, 08/15/25	2,240	2,293,957
Ω	4.375%, 12/15/28	14,000	13,884,770
Bayer U.S. Finance LLC
Ω	3.375%, 10/08/24	9,544	9,438,230
BMW U.S. Capital LLC
#Ω	2.800%, 04/11/26	21,530	20,775,708
Ω	3.300%, 04/06/27	6,742	6,561,659
Ω	4.150%, 04/09/30	1,330	1,321,262
Daimler Finance North America LLC
	8.500%, 01/18/31	29,096	37,411,052
Fresenius Medical Care U.S. Finance III, Inc.
#Ω	2.375%, 02/16/31	21,000	17,068,231
Ω	3.000%, 12/01/31	9,838	8,336,330

TOTAL GERMANY			117,091,199

IRELAND — (0.0%)
CRH America Finance, Inc.
Ω	3.950%, 04/04/28	1,520	1,503,438

ITALY — (0.1%)
Enel Finance International NV
Ω	3.500%, 04/06/28	2,800	2,699,576
Intesa Sanpaolo SpA
Ω	4.000%, 09/23/29	15,800	14,535,680

TOTAL ITALY			17,235,256

JAPAN — (1.8%)
7-Eleven, Inc.
Ω	2.500%, 02/10/41	24,300	17,474,987
American Honda Finance Corp.
#	2.300%, 09/09/26	16,110	15,275,697
#	1.800%, 01/13/31	3,500	2,945,082
Beam Suntory, Inc.
	3.250%, 06/15/23	764	764,313
Mitsubishi UFJ Financial Group, Inc.
	3.850%, 03/01/26	1,195	1,185,642
#	3.677%, 02/22/27	4,465	4,389,753
	3.741%, 03/07/29	3,500	3,363,640
	3.195%, 07/18/29	5,777	5,308,046
	2.048%, 07/17/30	14,450	11,997,843
#	3.751%, 07/18/39	5,000	4,565,002

85

DFA INVESTMENT GRADE PORTFOLIO

CONTINUED

		Face
		Amount^	Value†
		(000)
	JAPAN — (Continued)
	Mizuho Financial Group, Inc.
#	2.839%, 09/13/26	11,800	$11,155,154
	MUFG Bank Ltd.
	3.250%, 09/08/24	3,237	3,208,974
	Nissan Motor Co. Ltd.
Ω	4.810%, 09/17/30	2,351	2,203,024
	Nomura Holdings, Inc.
	3.103%, 01/16/30	10,062	9,042,839
#	2.679%, 07/16/30	3,600	3,096,913
#	2.608%, 07/14/31	10,000	8,401,889
	ORIX Corp.
#	2.250%, 03/09/31	10,000	8,525,041
	StanCorp Financial Group, Inc.
#	5.000%, 08/15/22	3,200	3,224,730
	Sumitomo Mitsui Banking Corp.
#	3.950%, 07/19/23	5,931	5,997,667
	Sumitomo Mitsui Financial Group, Inc.
#	3.784%, 03/09/26	5,242	5,169,960
	3.040%, 07/16/29	18,167	16,515,404
	2.130%, 07/08/30	14,250	12,058,636
	2.222%, 09/17/31	10,157	8,402,273
	2.296%, 01/12/41	7,700	5,598,089
	Toyota Motor Credit Corp.
	2.625%, 01/10/23	2,999	3,011,697
#	3.200%, 01/11/27	24,036	23,616,481
	3.050%, 01/11/28	11,550	11,162,883
#	3.650%, 01/08/29	11,108	10,927,358

TOTAL JAPAN			218,589,017

	NETHERLANDS — (0.9%)
	Ahold Finance USA LLC
	6.875%, 05/01/29	704	804,931
	Cooperatieve Rabobank UA
	3.375%, 05/21/25	17,522	17,413,439
	Heineken NV
Ω	2.750%, 04/01/23	2,219	2,215,189
	ING Groep NV
#	3.950%, 03/29/27	4,000	3,899,957
	4.050%, 04/09/29	4,000	3,854,845
	Shell International Finance BV
	3.250%, 05/11/25	31,117	31,018,955
#	2.875%, 05/10/26	29,810	29,017,828
#	2.500%, 09/12/26	11,039	10,522,632
#	3.875%, 11/13/28	3,100	3,097,804
	2.750%, 04/06/30	6,000	5,506,879

TOTAL NETHERLANDS			107,352,459

		Face
		Amount^	Value†
		(000)
NORWAY — (0.1%)
Equinor ASA
#	2.450%, 01/17/23	3,586	$3,587,262
#	2.650%, 01/15/24	6,950	6,904,126
#	1.750%, 01/22/26	3,000	2,810,186

TOTAL NORWAY			13,301,574

SPAIN — (0.6%)
Banco Santander SA
	3.800%, 02/23/28	7,000	6,644,683
	3.490%, 05/28/30	4,000	3,651,577
Santander Holdings USA, Inc.
	4.500%, 07/17/25	17,590	17,721,813
	4.400%, 07/13/27	2,000	1,972,713
Santander UK PLC
#	4.000%, 03/13/24	8,788	8,889,589
Telefonica Emisiones SA
#	7.045%, 06/20/36	13,000	14,977,820
	4.665%, 03/06/38	2,755	2,560,515
Telefonica Europe BV
	8.250%, 09/15/30	16,567	20,509,226

TOTAL SPAIN			76,927,936

SUPRANATIONAL ORGANIZATION OBLIGATIONS — (0.0%)
Inter-American Development Bank
	6.750%, 07/15/27	1,942	2,244,424

SWITZERLAND — (1.0%)
ABB Finance USA, Inc.
	2.875%, 05/08/22	3,884	3,884,716
Credit Suisse AG
	3.625%, 09/09/24	11,475	11,451,735
Nestle Holdings, Inc.
#Ω	1.250%, 09/15/30	54,780	44,818,745
Novartis Capital Corp.
#	3.100%, 05/17/27	7,083	6,926,420
	2.200%, 08/14/30	31,793	28,280,941
Roche Holdings, Inc.
Ω	2.625%, 05/15/26	1,000	969,824
UBS Group AG
#Ω	4.125%, 09/24/25	20,990	20,961,238

TOTAL SWITZERLAND			117,293,619

UNITED KINGDOM — (2.1%)
Ashtead Capital, Inc.
Ω	2.450%, 08/12/31	4,750	3,873,591
AstraZeneca PLC
	3.375%, 11/16/25	7,030	6,997,282
	6.450%, 09/15/37	4,500	5,549,538
Barclays PLC
#	3.650%, 03/16/25	14,330	14,104,045
	4.375%, 01/12/26	9,970	9,935,274

86

DFA INVESTMENT GRADE PORTFOLIO

CONTINUED

		Face
		Amount^	Value†
		(000)
UNITED KINGDOM — (Continued)
BAT Capital Corp.
	4.906%, 04/02/30	21,000	$20,245,168
BP Capital Markets America, Inc.
#	3.119%, 05/04/26	8,415	8,212,811
	3.017%, 01/16/27	3,773	3,631,934
#	4.234%, 11/06/28	1,267	1,272,256
	2.721%, 01/12/32	7,500	6,605,938
	3.060%, 06/17/41	18,000	14,663,019
BP Capital Markets PLC
	3.535%, 11/04/24	1,340	1,343,964
	3.017%, 01/16/27	1,700	1,612,112
	3.279%, 09/19/27	11,000	10,650,485
British Telecommunications PLC
	5.125%, 12/04/28	7,200	7,333,907
Ω	3.250%, 11/08/29	3,000	2,703,149
Diageo Capital PLC
	2.375%, 10/24/29	1,350	1,217,076
	2.125%, 04/29/32	14,300	12,179,512
HSBC Holdings PLC
#	4.300%, 03/08/26	13,770	13,786,888
	3.900%, 05/25/26	12,666	12,473,393
	4.950%, 03/31/30	13,500	13,620,368
HSBC USA, Inc.
	3.500%, 06/23/24	7,593	7,595,357
Lloyds Banking Group PLC
	3.750%, 01/11/27	10,250	9,982,342
	4.375%, 03/22/28	9,000	8,902,551
LSEGA Financing PLC
#Ω	3.200%, 04/06/41	15,902	13,207,329
Mead Johnson Nutrition Co.
	4.125%, 11/15/25	5,931	6,037,486
Nationwide Building Society
Ω	3.900%, 07/21/25	4,600	4,615,005
Natwest Group PLC
	4.800%, 04/05/26	4,800	4,841,691
Prudential PLC
	3.125%, 04/14/30	1,500	1,384,693
	3.625%, 03/24/32	6,000	5,598,276
RELX Capital, Inc.
	3.000%, 05/22/30	900	811,355
Standard Chartered PLC
#Ω	4.050%, 04/12/26	4,380	4,322,797
Unilever Capital Corp.
#	5.900%, 11/15/32	4,800	5,534,893
Vodafone Group PLC
#	7.875%, 02/15/30	7,107	8,605,548
	6.250%, 11/30/32	2,500	2,804,531
	5.000%, 05/30/38	1,400	1,391,343

TOTAL UNITED KINGDOM			257,646,907

UNITED STATES — (40.9%)
3M Co.
#	2.875%, 10/15/27	13,290	12,838,607

		Face
		Amount^	Value†
		(000)
UNITED STATES — (Continued)
7-Eleven, Inc.
#Ω	1.800%, 02/10/31	13,880	$11,221,554
	Abbott Laboratories
	2.950%, 03/15/25	7,469	7,429,087
	AbbVie, Inc.
	3.250%, 10/01/22	3,562	3,569,664
	3.600%, 05/14/25	5,200	5,166,016
#	4.250%, 11/14/28	25,500	25,417,214
	Activision Blizzard, Inc.
	3.400%, 06/15/27	6,308	6,188,978
	1.350%, 09/15/30	8,000	6,512,175
	Acuity Brands Lighting, Inc.
	2.150%, 12/15/30	1,642	1,354,142
	Advance Auto Parts, Inc.
#	3.900%, 04/15/30	6,400	6,060,004
	3.500%, 03/15/32	7,300	6,540,678
	Aetna, Inc.
	2.750%, 11/15/22	3,570	3,575,815
	3.500%, 11/15/24	5,359	5,351,566
	6.750%, 12/15/37	8,500	10,052,137
	Affiliated Managers Group, Inc.
	3.500%, 08/01/25	3,410	3,401,212
#	3.300%, 06/15/30	21,400	19,715,745
	Aflac, Inc.
#	3.600%, 04/01/30	2,000	1,947,486
	Alabama Power Co.
	2.800%, 04/01/25	2,560	2,508,013
	Albemarle Corp.
	4.150%, 12/01/24	7,365	7,445,776
	Allegion PLC
	3.500%, 10/01/29	10,000	9,242,794
	Allstate Corp.
	5.350%, 06/01/33	7,500	8,160,800
	Ally Financial, Inc.
	8.000%, 11/01/31	5,200	6,185,996
	Alphabet, Inc.
	1.998%, 08/15/26	12,785	12,145,224
#	1.100%, 08/15/30	11,479	9,383,952
	Altria Group, Inc.
	4.800%, 02/14/29	460	455,602
	3.400%, 05/06/30	10,500	9,404,967
	2.450%, 02/04/32	27,231	21,791,132
	3.400%, 02/04/41	5,000	3,658,250
	Amazon.com, Inc.
#	1.200%, 06/03/27	5,000	4,476,387
	3.150%, 08/22/27	9,200	9,004,093
#	1.500%, 06/03/30	41,316	34,719,343
	2.100%, 05/12/31	76,400	66,505,986
	Amcor Flexibles North America, Inc.
#	2.630%, 06/19/30	2,500	2,194,958
	Amdocs Ltd.
	2.538%, 06/15/30	2,000	1,722,223

87

DFA INVESTMENT GRADE PORTFOLIO

CONTINUED

	Face
	Amount^	Value†
	(000)
UNITED STATES — (Continued)
Ameren Corp.
3.650%, 02/15/26	10,631	$10,527,391
American Campus Communities Operating Partnership LP
3.875%, 01/30/31	1,000	1,011,872
American Express Co.
3.300%, 05/03/27	16,929	16,503,467
American Tower Corp.
2.300%, 09/15/31	12,500	10,176,188
4.050%, 03/15/32	3,125	2,931,862
American Water Capital Corp.
3.850%, 03/01/24	2,115	2,130,057
# 2.950%, 09/01/27	584	560,269
AmerisourceBergen Corp.
3.400%, 05/15/24	1,223	1,221,120
3.450%, 12/15/27	3,000	2,912,981
2.800%, 05/15/30	29,884	26,701,633
Amgen, Inc.
3.625%, 05/22/24	6,399	6,453,650
# 2.600%, 08/19/26	10,375	9,906,648
2.300%, 02/25/31	5,000	4,301,688
2.000%, 01/15/32	10,000	8,256,449
3.350%, 02/22/32	15,400	14,200,468
2.800%, 08/15/41	19,750	15,147,189
Analog Devices, Inc.
3.500%, 12/05/26	11,977	11,947,563
Anthem, Inc.
3.125%, 05/15/22	1,277	1,277,695
# 3.500%, 08/15/24	4,986	4,992,282
# 4.101%, 03/01/28	16,600	16,586,212
5.950%, 12/15/34	1,300	1,489,964
Aon Corp.
4.500%, 12/15/28	2,300	2,340,532
3.750%, 05/02/29	1,500	1,462,178
2.800%, 05/15/30	16,000	14,232,630
Aon Global Ltd.
4.000%, 11/27/23	4,000	4,034,935
# 3.500%, 06/14/24	9,147	9,158,962
Apple, Inc.
# 2.450%, 08/04/26	17,090	16,505,203
# 3.350%, 02/09/27	18,607	18,514,287
# 3.000%, 06/20/27	11,436	11,236,312
# 2.900%, 09/12/27	4,400	4,253,624
# 3.000%, 11/13/27	18,220	17,756,782
2.200%, 09/11/29	2,000	1,815,493
# 1.650%, 05/11/30	13,500	11,611,554
1.250%, 08/20/30	5,000	4,106,771
# 1.650%, 02/08/31	92,300	77,898,075
Applied Materials, Inc.
3.300%, 04/01/27	16,750	16,520,182
Arizona Public Service Co.
3.150%, 05/15/25	9,580	9,411,910
2.600%, 08/15/29	5,646	5,083,927

	Face
	Amount^	Value†
	(000)
UNITED STATES — (Continued)
# 2.200%, 12/15/31	30,750	$25,421,011
Arrow Electronics, Inc.
# 3.875%, 01/12/28	12,338	12,051,372
Assurant, Inc.
2.650%, 01/15/32	4,000	3,257,469
Assured Guaranty U.S. Holdings, Inc.
# 3.150%, 06/15/31	5,000	4,431,847
AT&T, Inc.
2.750%, 06/01/31	1,000	881,837
2.550%, 12/01/33	18,868	15,656,651
3.500%, 06/01/41	27,000	22,437,438
Atmos Energy Corp.
1.500%, 01/15/31	750	609,522
Autodesk, Inc.
4.375%, 06/15/25	3,015	3,062,094
3.500%, 06/15/27	12,009	11,681,755
Automatic Data Processing,
Inc.
1.250%, 09/01/30	12,957	10,642,517
AutoNation, Inc.
2.400%, 08/01/31	14,150	11,445,991
3.850%, 03/01/32	39,470	35,606,156
AutoZone, Inc.
2.875%, 01/15/23	11,113	11,127,172
3.250%, 04/15/25	5,203	5,130,929
Avnet, Inc.
4.625%, 04/15/26	5,560	5,577,482
# 3.000%, 05/15/31	17,500	14,972,127
AXIS Specialty Finance PLC
4.000%, 12/06/27	20,320	19,904,567
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc.
3.337%, 12/15/27	1,900	1,815,981
Baker Hughes Holdings LLC
# 5.125%, 09/15/40	2,677	2,763,998
Bank of America Corp.
# 4.000%, 04/01/24	3,120	3,162,213
Bank of America Corp., Floating Rate Note, 3M USD LIBOR + 1.040%, FRN
(r) 3.419%, 12/20/28	2,140	2,024,845
Bank of New York Mellon Corp.
# 1.600%, 04/24/25	15,050	14,277,665
2.800%, 05/04/26	2,088	2,037,036
Baxter International, Inc.
# 2.600%, 08/15/26	3,951	3,738,963
Berkshire Hathaway Finance Corp.
# 1.850%, 03/12/30	31,000	26,846,550
1.450%, 10/15/30	91,849	75,848,147

88

DFA INVESTMENT GRADE PORTFOLIO

CONTINUED

		Face
		Amount^	Value†
		(000)
UNITED STATES — (Continued)
Berkshire Hathaway, Inc.
	3.125%, 03/15/26	24,128	$23,951,922
Best Buy Co., Inc.
#	4.450%, 10/01/28	19,493	19,760,385
#	1.950%, 10/01/30	13,000	10,781,076
Biogen, Inc.
#	4.050%, 09/15/25	6,950	6,912,447
#	2.250%, 05/01/30	20,320	16,986,614
Black Hills Corp.
	2.500%, 06/15/30	2,850	2,473,740
	4.350%, 05/01/33	5,728	5,528,509
BlackRock, Inc.
	3.250%, 04/30/29	6,942	6,693,832
	2.400%, 04/30/30	36,500	32,669,071
	1.900%, 01/28/31	60,317	50,751,443
Boardwalk Pipelines LP
	3.600%, 09/01/32	9,310	8,229,069
Boeing Co.
	2.500%, 03/01/25	6,399	6,155,263
	2.600%, 10/30/25	2,568	2,435,370
	3.200%, 03/01/29	5,000	4,498,869
	2.950%, 02/01/30	5,000	4,304,345
#	3.600%, 05/01/34	2,000	1,681,774
	3.250%, 02/01/35	2,463	1,972,592
	3.550%, 03/01/38	2,150	1,714,963
Booking Holdings, Inc.
	3.600%, 06/01/26	4,494	4,473,877
	4.625%, 04/13/30	7,210	7,372,687
Boston Properties LP
	3.250%, 01/30/31	2,300	2,087,135
	2.450%, 10/01/33	2,000	1,623,607
Boston Scientific Corp.
	4.550%, 03/01/39	196	191,825
Brighthouse Financial, Inc.
#	5.625%, 05/15/30	3,000	3,130,084
Bristol-Myers Squibb Co.
	4.125%, 06/15/39	5,500	5,351,711
Brixmor Operating Partnership LP
	2.500%, 08/16/31	1,850	1,531,376
Broadcom, Inc.
	4.300%, 11/15/32	31,000	29,067,576
Ω	3.469%, 04/15/34	5,000	4,243,959
Ω	3.137%, 11/15/35	17,502	14,136,760
Ω	4.926%, 05/15/37	1,000	934,850
Ω	3.500%, 02/15/41	8,150	6,337,928
Broadstone Net Lease LLC
	2.600%, 09/15/31	990	830,752
Brown & Brown, Inc.
#	4.200%, 09/15/24	4,660	4,697,157
	2.375%, 03/15/31	3,000	2,485,915
Brunswick Corp.
#	2.400%, 08/18/31	8,500	6,686,555

		Face
		Amount^	Value†
		(000)
	UNITED STATES — (Continued)
	Bunge Ltd. Finance Corp.
#	3.750%, 09/25/27	15,000	$14,644,687
	Camden Property Trust
	2.800%, 05/15/30	1,500	1,359,678
	Campbell Soup Co.
	3.300%, 03/19/25	3,045	3,008,109
	4.150%, 03/15/28	5,628	5,597,972
	Capital One Financial Corp.
	3.750%, 04/24/24	4,607	4,613,009
	3.200%, 02/05/25	2,700	2,653,551
#	3.750%, 03/09/27	14,165	13,796,518
	3.800%, 01/31/28	5,600	5,381,936
	Cardinal Health, Inc.
#	3.410%, 06/15/27	17,718	17,229,778
	Cargill, Inc.
Ω	2.125%, 04/23/30	6,060	5,282,721
	Carrier Global Corp.
	2.700%, 02/15/31	2,500	2,177,743
	CenterPoint Energy Resources Corp.
	4.000%, 04/01/28	4,800	4,744,292
	Charles Schwab Corp.
	3.000%, 03/10/25	12,777	12,656,013
	3.625%, 04/01/25	7,358	7,380,720
#	2.300%, 05/13/31	800	689,013
	1.950%, 12/01/31	2,700	2,219,894
	2.900%, 03/03/32	15,500	13,868,216
	Chevron Corp.
	1.554%, 05/11/25	10,000	9,480,788
#	1.995%, 05/11/27	2,300	2,129,301
#	2.236%, 05/11/30	30,971	27,594,878
	Chevron USA, Inc.
	3.250%, 10/15/29	17,685	17,014,568
	Choice Hotels International, Inc.
#	3.700%, 12/01/29	2,750	2,569,744
	Chubb INA Holdings, Inc.
#	3.350%, 05/15/24	5,120	5,129,931
	Cigna Corp.
	3.500%, 06/15/24	1,792	1,795,097
#	3.400%, 03/01/27	14,920	14,503,353
	4.375%, 10/15/28	2,500	2,508,140
	2.400%, 03/15/30	2,700	2,362,381
#	2.375%, 03/15/31	20,500	17,545,863
	3.200%, 03/15/40	1,600	1,312,636
	Cincinnati Financial Corp.
	6.920%, 05/15/28	4,000	4,590,911
	Clorox Co.
	3.100%, 10/01/27	5,077	4,921,302
#	3.900%, 05/15/28	16,112	16,079,748
	CME Group, Inc.
	3.000%, 03/15/25	2,833	2,808,536
	CMS Energy Corp.
#	3.600%, 11/15/25	3,163	3,137,979

89

DFA INVESTMENT GRADE PORTFOLIO

CONTINUED

		Face
		Amount^	Value†
		(000)
UNITED STATES — (Continued)
	3.000%, 05/15/26	4,942	$4,792,214
	CNA Financial Corp.
	4.500%, 03/01/26	21,057	21,501,350
	3.900%, 05/01/29	2,450	2,363,480
	CNO Financial Group, Inc.
	5.250%, 05/30/29	4,800	4,892,414
	Coca-Cola Co.
#	2.900%, 05/25/27	8,535	8,323,307
	Comcast Corp.
	3.150%, 03/01/26	9,198	9,032,285
#	3.150%, 02/15/28	5,000	4,809,039
	4.250%, 10/15/30	10,000	10,037,141
#	4.250%, 01/15/33	22,000	21,953,296
	7.050%, 03/15/33	14,800	18,058,190
	Comerica, Inc.
	4.000%, 02/01/29	6,000	5,992,813
	Conagra Brands, Inc.
#	4.850%, 11/01/28	970	975,180
	5.300%, 11/01/38	19,700	19,596,212
	Consolidated Edison Co. of New York, Inc.
#	3.300%, 12/01/24	1,280	1,281,885
	5.300%, 03/01/35	400	418,505
	Constellation Brands, Inc.
	3.600%, 02/15/28	10,825	10,423,041
	3.150%, 08/01/29	7,000	6,422,981
	Corporate Office Properties LP
	2.900%, 12/01/33	8,750	7,144,153
	Costco Wholesale Corp.
#	3.000%, 05/18/27	19,300	18,970,753
	1.375%, 06/20/27	1,700	1,533,475
	1.600%, 04/20/30	76,337	64,797,555
#	1.750%, 04/20/32	23,900	19,837,088
	Cox Communications, Inc.
Ω	3.850%, 02/01/25	6,790	6,783,118
#Ω	3.500%, 08/15/27	1,200	1,164,389
Ω	4.800%, 02/01/35	1,200	1,173,833
	Crown Castle International Corp.
	2.900%, 04/01/41	17,205	12,828,651
	CVS Health Corp.
#	3.375%, 08/12/24	11,857	11,825,330
#	3.875%, 07/20/25	8,408	8,445,015
	3.250%, 08/15/29	4,000	3,725,700
	Dentsply Sirona, Inc.
#	3.250%, 06/01/30	5,500	4,893,683
	Devon Energy Corp.
	5.600%, 07/15/41	4,800	4,991,729
	Dick’s Sporting Goods, Inc.
#	3.150%, 01/15/32	29,900	24,966,883
	Discover Bank
	4.650%, 09/13/28	2,800	2,798,693

		Face
		Amount^	Value†
		(000)
	UNITED STATES — (Continued)
	Discovery Communications LLC
	3.900%, 11/15/24	5,376	$5,387,227
	3.450%, 03/15/25	5,671	5,565,273
#	3.625%, 05/15/30	9,000	8,250,693
	Dollar General Corp.
	3.250%, 04/15/23	4,983	5,001,112
	Dollar Tree, Inc.
#	4.200%, 05/15/28	21,641	21,474,225
	Dominion Energy, Inc.
#	3.900%, 10/01/25	10,013	10,071,142
	DTE Energy Co.
	2.850%, 10/01/26	1,000	954,739
	Duke Energy Corp.
#	3.750%, 04/15/24	5,205	5,242,306
	3.300%, 06/15/41	25,250	20,429,555
	Duquesne Light Holdings, Inc.
Ω	2.532%, 10/01/30	1,500	1,270,083
	Eagle Materials, Inc.
	2.500%, 07/01/31	3,000	2,538,148
	Eastman Chemical Co.
	3.800%, 03/15/25	9,527	9,490,193
	Eaton Corp.
	4.000%, 11/02/32	13,775	13,646,242
	Eaton Vance Corp.
#	3.500%, 04/06/27	10,462	10,134,749
	eBay, Inc.
#	3.600%, 06/05/27	13,375	13,175,349
	Ecolab, Inc.
#	2.700%, 11/01/26	2,959	2,856,544
	EI du Pont de Nemours & Co.
	2.300%, 07/15/30	4,000	3,543,127
	Emerson Electric Co.
	3.150%, 06/01/25	5,312	5,277,339
	Enterprise Products Operating LLC
#	3.900%, 02/15/24	1,680	1,694,801
	6.875%, 03/01/33	1,800	2,109,277
	6.125%, 10/15/39	4,800	5,284,659
	6.450%, 09/01/40	5,000	5,640,645
	EOG Resources, Inc.
#	4.375%, 04/15/30	6,000	6,166,571
	Equinix, Inc.
#	3.200%, 11/18/29	2,500	2,266,307
#	2.500%, 05/15/31	6,500	5,460,433
	ERAC USA Finance LLC
Ω	3.850%, 11/15/24	6,590	6,634,653
	ERP Operating LP
	2.500%, 02/15/30	2,800	2,516,642
	Eversource Energy
	4.250%, 04/01/29	1,000	993,854
	Exelon Corp.
	3.400%, 04/15/26	20,540	20,066,510

90

DFA INVESTMENT GRADE PORTFOLIO

CONTINUED

		Face
		Amount^	Value†
		(000)
	UNITED STATES — (Continued)
	Extra Space Storage LP
	2.350%, 03/15/32	13,100	$10,781,922
	Exxon Mobil Corp.
	3.482%, 03/19/30	10,000	9,736,200
	FedEx Corp.
#	3.400%, 02/15/28	5,250	5,063,910
#	4.900%, 01/15/34	2,075	2,114,470
	3.900%, 02/01/35	2,800	2,581,662
	3.250%, 05/15/41	5,000	4,001,634
	Fidelity National Financial, Inc.
	3.400%, 06/15/30	19,454	17,607,362
	2.450%, 03/15/31	800	663,571
	Fidelity National Information Services, Inc.
	3.100%, 03/01/41	5,000	3,910,558
	Fifth Third Bancorp
	3.950%, 03/14/28	26,032	25,670,074
	First American Financial Corp.
	2.400%, 08/15/31	13,144	10,833,836
	Flex Ltd.
	4.875%, 06/15/29	2,300	2,300,261
	4.875%, 05/12/30	4,000	3,956,576
	Flowserve Corp.
	2.800%, 01/15/32	28,738	23,663,932
	FMR LLC
Ω	4.950%, 02/01/33	2,400	2,492,740
	Fortune Brands Home & Security, Inc.
	3.250%, 09/15/29	4,300	3,892,639
	Fox Corp.
	5.476%, 01/25/39	2,000	2,070,349
	Franklin Resources, Inc.
	1.600%, 10/30/30	1,400	1,133,436
	GATX Corp.
	3.250%, 03/30/25	3,170	3,100,845
#	3.250%, 09/15/26	7,749	7,530,008
	3.500%, 06/01/32	6,850	6,205,409
	GE Capital Funding LLC
	4.550%, 05/15/32	4,000	4,008,242
	GE Capital International Funding Co. Unlimited Co.
	4.418%, 11/15/35	271	264,867
	General Dynamics Corp.
#	4.250%, 04/01/40	4,200	4,147,326
	General Electric Co.
	6.750%, 03/15/32	15,646	18,277,297
	General Mills, Inc.
#	4.200%, 04/17/28	8,600	8,663,598
	General Motors Co.
#	6.800%, 10/01/27	1,900	2,042,851
	5.150%, 04/01/38	3,669	3,455,901

		Face
		Amount^	Value†
		(000)
	UNITED STATES — (Continued)
	General Motors Financial Co., Inc.
	5.250%, 03/01/26	14,136	$14,515,834
#	4.350%, 01/17/27	1,863	1,838,226
#	3.600%, 06/21/30	6,000	5,396,697
	3.100%, 01/12/32	8,000	6,747,091
	Georgia Power Co.
	3.250%, 04/01/26	3,000	2,929,978
	3.250%, 03/30/27	15,966	15,474,849
	Georgia-Pacific LLC
	7.750%, 11/15/29	1,000	1,233,812
	Gilead Sciences, Inc.
	3.700%, 04/01/24	5,612	5,641,905
	GlaxoSmithKline Capital, Inc.
#	3.875%, 05/15/28	2,700	2,714,723
	6.375%, 05/15/38	957	1,173,543
	Global Payments, Inc.
#	4.800%, 04/01/26	7,031	7,191,236
	4.450%, 06/01/28	8,020	7,982,940
	Goldman Sachs Group, Inc.
	4.000%, 03/03/24	26,404	26,642,267
	3.750%, 05/22/25	6,213	6,187,333
	3.750%, 02/25/26	10,350	10,279,855
	2.600%, 02/07/30	5,000	4,342,594
	3.800%, 03/15/30	12,000	11,335,468
	6.125%, 02/15/33	2,421	2,697,539
#	6.250%, 02/01/41	750	875,941
	Halliburton Co.
#	2.920%, 03/01/30	1,000	904,213
	4.500%, 11/15/41	3,000	2,733,834
	Harley-Davidson, Inc.
#	3.500%, 07/28/25	5,593	5,469,419
	Hasbro, Inc.
	3.500%, 09/15/27	3,300	3,168,799
	Health Care Service Corp. A Mutual Legal Reserve Co.
Ω	2.200%, 06/01/30	27,600	23,788,387
	Healthcare Trust of America Holdings LP
#	2.000%, 03/15/31	2,800	2,276,536
	Home Depot, Inc.
#	5.400%, 09/15/40	5,200	5,788,291
	Honeywell International, Inc.
	2.500%, 11/01/26	18	17,299
#	5.375%, 03/01/41	670	755,753
	HP, Inc.
#	3.400%, 06/17/30	50,835	45,552,736
#	2.650%, 06/17/31	1,000	825,698
	Humana, Inc.
#	3.850%, 10/01/24	5,825	5,852,212
	Intel Corp.
#	3.150%, 05/11/27	2,500	2,452,474
#	4.000%, 12/15/32	3,200	3,164,133
#	4.600%, 03/25/40	5,000	5,115,183

91

DFA INVESTMENT GRADE PORTFOLIO

CONTINUED

		Face
		Amount^	Value†
		(000)
	UNITED STATES — (Continued)
	Intercontinental Exchange, Inc.
	3.750%, 12/01/25	11,500	$11,543,930
	2.650%, 09/15/40	6,100	4,691,144
	International Business Machines Corp.
#	3.375%, 08/01/23	4,409	4,446,545
	3.300%, 01/27/27	26,154	25,791,431
#	1.950%, 05/15/30	22,940	19,621,817
#	2.850%, 05/15/40	9,491	7,564,439
	Interpublic Group of Cos., Inc.
	4.200%, 04/15/24	1,953	1,975,114
	4.750%, 03/30/30	1,175	1,199,072
	Interstate Power & Light Co.
	2.300%, 06/01/30	3,978	3,439,588
	Intuit, Inc.
	1.650%, 07/15/30	1,680	1,400,778
	Invitation Homes Operating Partnership LP
	2.000%, 08/15/31	3,000	2,401,871
	2.700%, 01/15/34	1,500	1,219,187
	Jabil, Inc.
#	3.600%, 01/15/30	23,550	21,742,701
	3.000%, 01/15/31	15,033	13,064,937
	Jackson Financial, Inc.
Ω	3.125%, 11/23/31	6,177	5,237,984
	Janus Henderson U.S. Holdings, Inc.
	4.875%, 08/01/25	9,046	9,327,524
	Jefferies Group LLC
	2.750%, 10/15/32	3,000	2,444,937
	Jefferies Group LLC/Jefferies Group Capital Finance, Inc.
#	4.850%, 01/15/27	6,594	6,781,726
#	2.625%, 10/15/31	6,900	5,672,850
	JM Smucker Co.
	3.500%, 03/15/25	6,042	6,025,270
	4.250%, 03/15/35	2,000	1,913,347
	Johnson & Johnson
	2.450%, 03/01/26	3,212	3,125,069
#	1.300%, 09/01/30	40,000	33,615,533
	4.950%, 05/15/33	4,000	4,396,969
	4.375%, 12/05/33	10,000	10,557,462
#	3.550%, 03/01/36	9,000	8,641,732
	Johnson Controls International PLC
#	3.625%, 07/02/24	915	916,750
	JPMorgan Chase & Co.
#	3.625%, 05/13/24	12,131	12,231,156
	3.900%, 07/15/25	22,416	22,505,216
#	3.200%, 06/15/26	676	658,909
#	5.500%, 10/15/40	4,000	4,330,915
	Juniper Networks, Inc.
	3.750%, 08/15/29	4,000	3,842,882

		Face
		Amount^	Value†
		(000)
	UNITED STATES — (Continued)
#	2.000%, 12/10/30	5,000	$4,102,311
	Kellogg Co.
#	3.250%, 04/01/26	8,739	8,583,571
	3.400%, 11/15/27	14,600	14,145,584
	7.450%, 04/01/31	6,959	8,393,649
	Kemper Corp.
	2.400%, 09/30/30	6,265	5,132,986
	3.800%, 02/23/32	24,700	22,113,154
	Keurig Dr Pepper, Inc.
#	3.400%, 11/15/25	5,520	5,463,929
	Kilroy Realty LP
#	3.050%, 02/15/30	8,000	7,128,559
	2.500%, 11/15/32	17,100	13,821,943
	2.650%, 11/15/33	5,000	3,984,815
	Kimco Realty Corp.
	2.250%, 12/01/31	10,200	8,580,433
	Kinder Morgan Energy Partners LP
	6.950%, 01/15/38	5,000	5,692,881
	Kroger Co.
#	3.850%, 08/01/23	2,330	2,352,123
	7.500%, 04/01/31	16,177	19,579,904
	L3Harris Technologies, Inc.
	3.950%, 05/28/24	2,469	2,501,291
	Laboratory Corp. of America Holdings
	4.000%, 11/01/23	3,840	3,893,704
#	3.600%, 09/01/27	2,500	2,453,435
	Lazard Group LLC
	4.500%, 09/19/28	18,426	18,279,508
	Lear Corp.
#	3.800%, 09/15/27	1,423	1,372,438
	Legg Mason, Inc.
#	3.950%, 07/15/24	4,736	4,790,050
	4.750%, 03/15/26	9,317	9,635,531
	Leidos, Inc.
	2.300%, 02/15/31	12,800	10,543,930
	Liberty Mutual Group, Inc.
Ω	4.569%, 02/01/29	10,665	10,821,325
Ω	6.500%, 03/15/35	4,250	4,955,636
	Lincoln National Corp.
#	3.400%, 01/15/31	10,680	9,956,534
	3.400%, 03/01/32	55,500	51,153,386
	Lockheed Martin Corp.
	3.550%, 01/15/26	4,800	4,836,148
#	3.600%, 03/01/35	1,071	1,014,612
	Loews Corp.
#	2.625%, 05/15/23	3,761	3,755,461
	3.750%, 04/01/26	11,870	11,943,012
	Lowe’s Cos., Inc.
	2.800%, 09/15/41	25,000	19,049,585
	LyondellBasell Industries NV
	5.750%, 04/15/24	1,611	1,665,857

92

DFA INVESTMENT GRADE PORTFOLIO

CONTINUED

		Face
		Amount^	Value†
		(000)
	UNITED STATES — (Continued)
	Manufacturers & Traders Trust Co.
	2.900%, 02/06/25	8,028	$7,887,723
	Marathon Petroleum Corp.
	3.625%, 09/15/24	7,691	7,652,759
	6.500%, 03/01/41	4,500	5,070,766
	Marriott International, Inc.
	2.750%, 10/15/33	7,200	5,915,631
	Mars, Inc.
Ω	1.625%, 07/16/32	8,550	6,864,596
	Marsh & McLennan Cos., Inc.
	3.500%, 06/03/24	8,320	8,351,082
#	3.750%, 03/14/26	3,300	3,311,616
	2.375%, 12/15/31	3,361	2,904,272
	Maxim Integrated Products, Inc.
	3.450%, 06/15/27	5,931	5,759,167
	Medtronic, Inc.
	3.500%, 03/15/25	616	618,022
	4.375%, 03/15/35	9,465	9,746,481
	Merck & Co., Inc.
#	2.750%, 02/10/25	11,609	11,482,847
	3.400%, 03/07/29	13,884	13,625,530
	1.450%, 06/24/30	57,700	48,154,967
	MetLife, Inc.
	6.375%, 06/15/34	19,000	22,290,824
	5.700%, 06/15/35	8,400	9,403,139
	Micron Technology, Inc.
	4.663%, 02/15/30	330	325,857
	2.703%, 04/15/32	1,000	831,757
	3.366%, 11/01/41	1,000	794,824
	Microsoft Corp.
	3.300%, 02/06/27	14,692	14,737,622
	Mohawk Industries, Inc.
#	3.625%, 05/15/30	2,400	2,232,200
	Molson Coors Beverage Co.
#	3.500%, 05/01/22	787	787,000
#	3.000%, 07/15/26	18,416	17,532,916
	Morgan Stanley
	3.875%, 04/29/24	8,982	9,042,468
	3.875%, 01/27/26	18,683	18,519,810
	3.625%, 01/20/27	15,726	15,335,765
	7.250%, 04/01/32	15,766	19,000,899
	Morgan Stanley Domestic Holdings, Inc.
	4.500%, 06/20/28	8,496	8,544,753
	Mosaic Co.
	4.250%, 11/15/23	1,336	1,352,331
	4.050%, 11/15/27	6,000	5,950,146
	Motorola Solutions, Inc.
	4.600%, 05/23/29	4,700	4,606,985
	2.300%, 11/15/30	25,444	20,819,763
	MPLX LP
	4.125%, 03/01/27	12,020	11,908,647

		Face
		Amount^	Value†
		(000)
	UNITED STATES — (Continued)
	4.500%, 04/15/38	4,700	$4,317,057
	Mylan, Inc.
#	4.200%, 11/29/23	3,480	3,509,110
	National Fuel Gas Co.
#	2.950%, 03/01/31	5,000	4,273,842
	National Rural Utilities Cooperative Finance Corp.
	8.000%, 03/01/32	2,708	3,470,317
	NetApp, Inc.
	3.250%, 12/15/22	1,088	1,091,116
	3.300%, 09/29/24	3,451	3,427,730
	2.700%, 06/22/30	5,000	4,369,386
	NewMarket Corp.
	2.700%, 03/18/31	4,000	3,440,195
	NextEra Energy Capital Holdings, Inc.
	3.550%, 05/01/27	23,641	23,171,573
	NIKE, Inc.
#	2.375%, 11/01/26	7,000	6,699,213
#	2.850%, 03/27/30	52,300	48,686,308
	Northern Trust Corp.
#	1.950%, 05/01/30	23,270	20,243,716
	Nucor Corp.
	3.950%, 05/01/28	6,245	6,221,827
	2.700%, 06/01/30	9,000	8,024,973
	3.125%, 04/01/32	8,940	8,047,291
	Nuveen Finance LLC
Ω	4.125%, 11/01/24	2,748	2,763,398
	Omnicom Group, Inc.
	4.200%, 06/01/30	13,055	12,834,726
	Omnicom Group, Inc./Omnicom Capital, Inc.
	3.650%, 11/01/24	6,057	6,063,036
	Oracle Corp.
	2.650%, 07/15/26	39,785	37,095,214
#	3.250%, 11/15/27	36,794	34,228,102
	2.950%, 04/01/30	500	431,359
	O’Reilly Automotive, Inc.
#	3.600%, 09/01/27	21,580	21,162,666
	Owens Corning
	3.875%, 06/01/30	8,826	8,449,550
	Paramount Global
#	2.900%, 01/15/27	21,061	19,825,019
	7.875%, 07/30/30	1,137	1,339,139
#	4.950%, 01/15/31	3,993	3,955,148
	4.200%, 05/19/32	22,600	20,850,759
	Parker-Hannifin Corp.
#	3.300%, 11/21/24	3,093	3,072,047
#	3.250%, 06/14/29	6,200	5,791,772
	Penske Truck Leasing Co. L.P./ PTL Finance Corp.
Ω	3.400%, 11/15/26	1,000	966,689

93

DFA INVESTMENT GRADE PORTFOLIO

CONTINUED

	Face
	Amount^	Value†
	(000)
UNITED STATES — (Continued)
PepsiCo, Inc.
3.500%, 07/17/25	9,309	$9,383,315
PerkinElmer, Inc.
3.300%, 09/15/29	1,700	1,558,172
Pfizer, Inc.
# 3.000%, 12/15/26	42,108	41,394,348
# 1.700%, 05/28/30	5,000	4,254,620
# 3.900%, 03/15/39	5,000	4,834,645
Philip Morris International, Inc.
3.250%, 11/10/24	7,098	7,077,080
# 3.125%, 08/17/27	2,000	1,933,536
# 3.375%, 08/15/29	6,000	5,637,899
2.100%, 05/01/30	10,750	9,183,836
# 6.375%, 05/16/38	10,000	11,310,749
Phillips 66 Partners LP
3.550%, 10/01/26	23,603	22,991,560
3.750%, 03/01/28	3,265	3,170,431
3.150%, 12/15/29	18,000	16,627,622
Piedmont Operating Partnership LP
3.150%, 08/15/30	6,500	5,693,665
PNC Bank NA
# 2.950%, 02/23/25	1,093	1,082,369
# 3.250%, 06/01/25	7,000	6,957,283
PPG Industries, Inc.
2.800%, 08/15/29	2,603	2,402,479
2.550%, 06/15/30	9,250	8,315,641
PPL Capital Funding, Inc.
3.100%, 05/15/26	11,200	10,871,518
Precision Castparts Corp.
3.250%, 06/15/25	28,987	29,056,863
Primerica, Inc.
2.800%, 11/19/31	15,500	13,547,836
Principal Financial Group, Inc.
3.125%, 05/15/23	4,444	4,458,217
3.400%, 05/15/25	2,700	2,669,831
3.100%, 11/15/26	5,472	5,280,276
Procter & Gamble Co.
2.450%, 11/03/26	1,077	1,038,308
2.850%, 08/11/27	12,850	12,577,427
3.000%, 03/25/30	2,000	1,898,594
# 1.200%, 10/29/30	5,000	4,121,186
Progress Energy, Inc.
7.750%, 03/01/31	2,500	3,040,123
6.000%, 12/01/39	600	654,420
Progressive Corp.
# 3.000%, 03/15/32	18,900	17,171,504
Prudential Financial, Inc.
3.878%, 03/27/28	789	790,396
Public Service Enterprise Group, Inc.
8.625%, 04/15/31	1,000	1,256,610
PulteGroup, Inc.
6.375%, 05/15/33	11,000	11,888,142

		Face
		Amount^	Value†
		(000)
	UNITED STATES — (Continued)
	6.000%, 02/15/35	6,449	$6,748,423
	QUALCOMM, Inc.
	2.150%, 05/20/30	5,000	4,384,010
	1.650%, 05/20/32	17,843	14,460,279
	Quanta Services, Inc.
	2.900%, 10/01/30	702	612,534
	Quest Diagnostics, Inc.
	2.800%, 06/30/31	1,000	871,521
	Realty Income Corp.
	2.850%, 12/15/32	9,500	8,413,126
	1.800%, 03/15/33	3,000	2,356,803
	Reinsurance Group of America, Inc.
	4.700%, 09/15/23	3,840	3,903,530
	3.950%, 09/15/26	16,189	16,115,145
	3.900%, 05/15/29	4,725	4,558,673
	3.150%, 06/15/30	15,855	14,430,013
	Ross Stores, Inc.
	1.875%, 04/15/31	9,000	7,412,310
	Royalty Pharma PLC
	2.200%, 09/02/30	10,000	8,343,555
	3.300%, 09/02/40	16,454	12,842,617
	salesforce.com, Inc.
#	3.700%, 04/11/28	12,800	12,761,101
	Schlumberger Investment SA
#	2.650%, 06/26/30	9,852	8,805,736
	Sherwin-Williams Co.
	3.450%, 08/01/25	6,794	6,728,296
#	3.450%, 06/01/27	1,035	1,003,647
	2.950%, 08/15/29	6,000	5,514,541
	Simon Property Group LP
#	2.650%, 07/15/30	21,000	18,475,676
#	2.200%, 02/01/31	14,208	12,040,596
	2.250%, 01/15/32	7,910	6,546,049
	Southern Power Co.
	4.150%, 12/01/25	5,433	5,494,999
	5.150%, 09/15/41	3,000	2,921,149
	Southwest Gas Corp.
	3.700%, 04/01/28	2,900	2,789,170
	2.200%, 06/15/30	13,700	11,367,552
	Spirit Realty LP
	2.700%, 02/15/32	1,000	838,634
	Stanley Black & Decker, Inc.
	2.300%, 03/15/30	3,000	2,639,852
	State Street Corp.
#	3.300%, 12/16/24	13,947	13,959,953
	3.550%, 08/18/25	2,254	2,259,549
	Steel Dynamics, Inc.
#	3.250%, 01/15/31	21,325	19,504,987
	Stellantis Finance US, Inc.
Ω	2.691%, 09/15/31	11,500	9,508,952
	Stryker Corp.
#	3.375%, 11/01/25	11,427	11,338,205
#	3.650%, 03/07/28	25,656	25,181,858

94

DFA INVESTMENT GRADE PORTFOLIO

CONTINUED

	Face
	Amount^	Value†
	(000)
UNITED STATES — (Continued)
Sutter Health
# 3.161%, 08/15/40	2,000	$1,624,232
Sysco Corp.
3.300%, 07/15/26	18,844	18,372,390
3.250%, 07/15/27	4,934	4,744,647
Tapestry, Inc.
3.050%, 03/15/32	16,062	13,663,283
Target Corp.
# 2.500%, 04/15/26	2,521	2,448,049
TCI Communications, Inc.
7.875%, 02/15/26	1,520	1,718,812
Texas Instruments, Inc.
2.900%, 11/03/27	3,500	3,396,387
Textron, Inc.
# 2.450%, 03/15/31	15,590	13,241,276
TJX Cos., Inc.
2.250%, 09/15/26	14,681	13,915,630
Travelers Cos., Inc.
6.250%, 06/15/37	935	1,120,431
# 5.350%, 11/01/40	800	885,968
Travelers Property Casualty Corp.
6.375%, 03/15/33	800	956,052
Truist Financial Corp.
3.700%, 06/05/25	8,345	8,359,410
TWDC Enterprises 18 Corp.
7.000%, 03/01/32	1,340	1,625,791
U.S. Bank NA
# 2.800%, 01/27/25	4,950	4,892,268
Union Pacific Corp.
3.250%, 01/15/25	9,515	9,485,037
# 2.891%, 04/06/36	22,950	19,597,510
UnitedHealth Group, Inc.
2.750%, 02/15/23	8,672	8,704,329
# 3.100%, 03/15/26	1,290	1,270,714
# 2.300%, 05/15/31	750	655,406
# 6.875%, 02/15/38	1,150	1,466,761
2.750%, 05/15/40	10,000	8,031,408
3.050%, 05/15/41	8,000	6,665,396
Unum Group
4.000%, 03/15/24	5,051	5,081,035
3.875%, 11/05/25	1,977	1,966,027
4.000%, 06/15/29	10,963	10,693,858
Utah Acquisition Sub, Inc.
3.950%, 06/15/26	18,167	17,638,315
Valero Energy Corp.
7.500%, 04/15/32	580	690,724
# 6.625%, 06/15/37	4,800	5,465,235
Ventas Realty LP
3.000%, 01/15/30	1,100	990,633
Verizon Communications, Inc.
4.329%, 09/21/28	2,000	2,011,442
4.016%, 12/03/29	17,153	16,781,140
2.355%, 03/15/32	2,733	2,294,769

	Face
	Amount^	Value†
	(000)
UNITED STATES — (Continued)
VF Corp.
# 2.800%, 04/23/27	1,000	$964,047
# 2.950%, 04/23/30	6,516	5,884,292
Viatris, Inc.
# 2.700%, 06/22/30	1,000	825,709
3.850%, 06/22/40	10,000	7,785,814
Visa, Inc.
2.050%, 04/15/30	96,059	85,175,272
1.100%, 02/15/31	20,100	16,037,586
2.700%, 04/15/40	5,000	4,080,239
VMware, Inc.
# 3.900%, 08/21/27	1,024	1,000,140
Vornado Realty LP
3.400%, 06/01/31	1,000	879,753
Walgreens Boots Alliance, Inc.
3.450%, 06/01/26	514	504,504
# 3.200%, 04/15/30	23,552	21,715,055
Walmart, Inc.
2.375%, 09/24/29	2,246	2,059,177
Walt Disney Co.
# 3.700%, 09/15/24	13,864	14,016,960
1.750%, 01/13/26	5,000	4,687,262
# 2.650%, 01/13/31	24,750	22,069,940
# 6.200%, 12/15/34	1,700	1,990,744
3.500%, 05/13/40	5,000	4,403,432
Waste Management, Inc.
# 1.500%, 03/15/31	12,700	10,320,096
WEC Energy Group, Inc.
3.550%, 06/15/25	1,757	1,742,475
Wells Fargo & Co.
3.000%, 02/19/25	6,264	6,151,400
3.000%, 04/22/26	9,473	9,116,531
3.000%, 10/23/26	1,490	1,422,727
4.150%, 01/24/29	1,200	1,185,506
Welltower, Inc.
4.125%, 03/15/29	1,550	1,532,713
# 2.750%, 01/15/31	17,596	15,482,984
Westlake Chemical Corp.
3.375%, 06/15/30	11,785	10,923,975
WestRock MWV LLC
8.200%, 01/15/30	19,367	23,708,350
Weyerhaeuser Co.
7.375%, 03/15/32	1,213	1,458,972
Whirlpool Corp.
3.700%, 05/01/25	15,463	15,462,981
# 4.750%, 02/26/29	1,300	1,317,193
Williams Cos., Inc.
4.000%, 09/15/25	12,364	12,306,702
3.750%, 06/15/27	7,863	7,672,401
3.500%, 11/15/30	15,200	14,130,404
# 8.750%, 03/15/32	1,000	1,293,938
6.300%, 04/15/40	20,000	22,288,688
WP Carey, Inc.
2.400%, 02/01/31	2,300	1,952,792

95

DFA INVESTMENT GRADE PORTFOLIO

CONTINUED

		Face
		Amount^	Value†
		(000)
UNITED STATES — (Continued)
	2.450%, 02/01/32	9,800	$8,200,253
WRKCo, Inc.
	4.200%, 06/01/32	1,800	1,758,360
	3.000%, 06/15/33	19,705	17,166,733
Zoetis, Inc.
#	3.000%, 09/12/27	26,275	25,242,008

TOTAL UNITED STATES			5,024,396,541

TOTAL BONDS			6,555,067,805

U. S. TREASURY OBLIGATIONS — (26.2%)
U. S. Treasury Bonds
	6.750%, 08/15/26	38,863	44,766,951
	6.625%, 02/15/27	34,651	40,259,898
	4.500%, 02/15/36	170,000	202,764,845
	4.750%, 02/15/37	24,000	29,352,187
	1.750%, 08/15/41	165,000	130,710,938
U.S. Treasury Note
	0.250%, 06/15/24	32,000	30,348,750
U.S. Treasury Notes
	2.250%, 11/15/25	39,895	38,969,312
	1.625%, 05/15/26	65,000	61,716,992
	1.500%, 08/15/26	78,787	74,140,080
	1.625%, 09/30/26	50,000	47,251,953
	2.000%, 11/15/26	70,000	67,109,766
	1.625%, 11/30/26	39,750	37,492,324
	1.500%, 01/31/27	59,500	55,690,605
	2.250%, 02/15/27	60,000	58,096,875
	2.375%, 05/15/27	91,200	88,759,688
	0.500%, 06/30/27	45,000	39,731,836
	2.250%, 08/15/27	90,000	86,867,578
	0.500%, 10/31/27	65,000	56,918,164
	2.250%, 11/15/27	79,019	76,141,540

		Face
		Amount^	Value†
		(000)
	0.625%, 11/30/27	35,000	$30,808,203
	0.625%, 12/31/27	125,000	109,804,688
	2.750%, 02/15/28	88,300	87,282,480
	1.125%, 02/29/28	115,000	103,787,500
	1.250%, 03/31/28	135,000	122,428,125
	1.250%, 04/30/28	80,000	72,471,875
	2.875%, 05/15/28	99,000	98,458,594
	2.875%, 08/15/28	113,000	112,359,961
	3.125%, 11/15/28	75,000	75,691,406
	2.625%, 02/15/29	90,000	88,164,844
	1.625%, 08/15/29	90,000	82,371,094
	1.500%, 02/15/30	69,000	62,240,156
	0.625%, 05/15/30	220,000	184,095,314
	0.625%, 08/15/30	224,000	186,453,749
	0.875%, 11/15/30	229,000	194,041,719
	1.125%, 02/15/31	178,000	153,622,345
	1.625%, 05/15/31	96,000	86,283,750
	1.250%, 08/15/31	115,000	99,600,781

TOTAL U.S. TREASURY OBLIGATIONS			3,217,056,866

TOTAL INVESTMENT SECURITIES (Cost $12,621,576,999)			11,573,921,827

		Shares
SECURITIES LENDING COLLATERAL — (5.8%)
@§	The DFA Short Term Investment Fund	61,838,274	715,283,318

TOTAL INVESTMENTS — (100.0%) (Cost $13,336,794,824)			$12,289,205,145

Summary of the Portfolio’s investments as of April 30, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Agency Obligations	—	$1,801,797,156	—	$1,801,797,156
Bonds
Australia	—	257,196,683	—	257,196,683
Belgium	—	19,986,915	—	19,986,915
Canada	—	252,079,875	—	252,079,875
Denmark	—	1,939,799	—	1,939,799
France	—	70,282,163	—	70,282,163
German	—	117,091,199	—	117,091,199
Ireland	—	1,503,438	—	1,503,438
Italy	—	17,235,256	—	17,235,256
Japan	—	218,589,017	—	218,589,017

96

DFA INVESTMENT GRADE PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Netherlands	—	$107,352,459	—	$107,352,459
Norway	—	13,301,574	—	13,301,574
Spain	—	76,927,936	—	76,927,936
Supranational Organization Obligations	—	2,244,424	—	2,244,424
Switzerland	—	117,293,619	—	117,293,619
United Kingdom	—	257,646,907	—	257,646,907
United States	—	5,024,396,541	—	5,024,396,541
U.S. Treasury Obligations	—	3,217,056,866	—	3,217,056,866
Securities Lending Collateral	—	715,283,318	—	715,283,318

TOTAL	—	$12,289,205,145	—	$12,289,205,145

See accompanying Notes to Financial Statements.

97

DFA DIVERSIFIED FIXED INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

		Face Amount±	Value†
		(000)
U.S. TREASURY OBLIGATIONS — (19.8%)
Treasury Inflation Protected Security
	0.125%, 01/15/23	12,288	$12,632,435
U.S. Treasury Inflation Indexed Bonds
	0.375%, 07/15/23	9,445	9,821,995
	0.625%, 01/15/24	33,307	34,749,471
	0.500%, 04/15/24	33,063	34,481,682
	0.125%, 10/15/24	39,521	40,978,614
	2.375%, 01/15/25	40,060	44,002,711
	0.125%, 04/15/25	40,354	41,720,372
	0.375%, 07/15/25	47,542	49,702,020
	0.125%, 10/15/25	40,172	41,572,051
	0.625%, 01/15/26	61,534	64,665,056
	0.125%, 04/15/26	62,999	64,849,722

TOTAL U.S. TREASURY OBLIGATIONS			439,176,129

		Shares
AFFILIATED INVESTMENT COMPANIES — (79.5%)
	Investment in DFA Intermediate Government Fixed Income Portfolio of DFA Investment Dimensions Group Inc.	96,034,235	1,102,473,016
	Investment in DFA Two-Year Global Fixed Income Portfolio of DFA Investment Dimensions Group, Inc.	68,754,151	662,790,016

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES			1,765,263,032

TOTAL INVESTMENT SECURITIES (Cost $2,358,929,831)			2,204,439,161

TEMPORARY CASH INVESTMENTS — (0.1%)
	State Street Institutional U.S. Government Money Market Fund 0.290%	2,527,530	2,527,530

SECURITIES LENDING COLLATERAL — (0.6%)
@§	The DFA Short Term Investment Fund	1,115,243	12,900,013

TOTAL INVESTMENTS — (100.0%) (Cost $2,374,357,374)			$2,219,866,704

Summary of the Portfolio’s investments as of April 30, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	—	$439,176,129	—	$439,176,129
Affiliated Investment Companies	$1,765,263,032	—	—	1,765,263,032
Temporary Cash Investments	2,527,530	—	—	2,527,530
Securities Lending Collateral	—	12,900,013	—	12,900,013

TOTAL	$1,767,790,562	$452,076,142	—	$2,219,866,704

See accompanying Notes to Financial Statements.

98

DFA LTIP PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

	Face Amount±	Value†
	(000)
U.S. TREASURY OBLIGATIONS — (100.0%)
Treasury Inflation Protected Security
1.000%, 02/15/49	32,321	$36,699,935
0.250%, 02/15/50	104,739	98,972,823
0.125%, 02/15/51	107,988	98,960,792
0.125%, 02/15/52	107,263	99,226,416

TOTAL U.S. TREASURY OBLIGATIONS Cost ($ 377,843,011)		333,859,966

TOTAL INVESTMENTS — (100.0%) (Cost $ 377,843,011)		$333,859,966

Summary of the Portfolio’s investments as of April 30, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	—	$333,859,966	—	$333,859,966

TOTAL	—	$333,859,966	—	$333,859,966

See accompanying Notes to Financial Statements.

99

DFA INFLATION-PROTECTED SECURITIES PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

	Face Amount±	Value†
	(000)
U.S. TREASURY OBLIGATIONS — (99.8%)
Treasury Inflation Protected Security
0.125%, 01/15/23	0	$129
0.125%, 07/15/26	369,121	381,401,081
0.375%, 01/15/27	607,046	631,084,671
2.375%, 01/15/27	256,677	291,559,146
0.375%, 07/15/27	531,622	554,978,667
0.500%, 01/15/28	262,858	274,473,546
1.750%, 01/15/28	367,846	410,704,427
3.625%, 04/15/28	437,528	538,967,220
0.750%, 07/15/28	102,824	109,430,851
0.875%, 01/15/29	530,750	568,102,697
2.500%, 01/15/29	423,400	499,462,831
3.875%, 04/15/29	479,199	611,690,043
0.250%, 07/15/29	209,013	215,427,187
0.125%, 01/15/30	235,914	239,436,177
0.125%, 07/15/30	38,718	39,394,081
0.125%, 01/15/31	108,956	110,503,090
0.125%, 07/15/31	55,028	55,916,961
3.375%, 04/15/32	346,749	467,352,151
2.125%, 02/15/40	401,551	528,505,639
2.125%, 02/15/41	382,483	504,558,995

TOTAL U.S. TREASURY OBLIGATIONS Cost ($ 6,975,209,704)		7,032,949,590

	Shares
TEMPORARY CASH INVESTMENTS — (0.2%)
State Street Institutional U.S. Government Money Market Fund 0.290%	13,629,938	13,629,938

TOTAL INVESTMENTS — (100.0%) (Cost $ 6,988,839,642)		$7,046,579,528

Summary of the Portfolio’s investments as of April 30, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	—	$7,032,949,590	—	$7,032,949,590
Temporary Cash Investments	$13,629,938	—	—	13,629,938

TOTAL	$13,629,938	$7,032,949,590	—	$7,046,579,528

See accompanying Notes to Financial Statements.

100

DFA SHORT-DURATION REAL RETURN PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

			Face
			Amount^	Value†
			(000)
BONDS — (88.8%)
AUSTRALIA — (7.4%)
APT Pipelines Ltd.
Ω	4.200%, 03/23/25		4,000	$4,008,360
Ω	4.200%, 03/23/25		1,300	1,302,717
Australia & New Zealand Banking Group Ltd.
	2.625%, 05/19/22		250	250,086
(r)	3M Swap + 0.760%, FRN, 1.123%, 01/16/25	AUD	12,000	8,479,899
	3.700%, 11/16/25		1,300	1,311,660
Australia Government Bond
Ω	0.250%, 11/21/25	AUD	33,650	21,725,676
Ω	4.250%, 04/21/26	AUD	8,000	5,950,098
Bank of New Zealand
Ω	1.000%, 03/03/26		750	676,527
Commonwealth Bank of Australia
Ω	1.125%, 06/15/26		14,375	12,942,893
Glencore Funding LLC
#Ω	4.625%, 04/29/24		9,283	9,393,181
Ω	1.625%, 04/27/26		2,300	2,081,840
Macquarie Bank Ltd.
Ω	3.900%, 01/15/26		2,631	2,624,540
National Australia Bank Ltd.
	2.500%, 05/22/22		1,635	1,635,984
(r)	3M Swap + 0.920%, FRN, 1.100%, 06/19/24	AUD	6,000	4,261,178
(r)	3M Swap + 0.770%, FRN, 1.180%, 01/21/25	AUD	22,600	15,983,118
#	3.375%, 01/14/26		8,197	8,156,731
National Australia Bank Ltd., Floating Rate Note
(r)	3M Swap + 0.930%, FRN, 1.145%, 09/26/23	AUD	6,000	4,261,853
(r)Ω	3M Swap + 1.040%, FRN, 1.120%, 02/26/24	AUD	2,500	1,779,531
New South Wales Treasury Corp.
Ω	4.000%, 05/20/26	AUD	14,700	10,739,076
Queensland Treasury Corp.
Ω	3.250%, 07/21/26	AUD	1,500	1,063,906

			Face
			Amount^	Value†
			(000)
AUSTRALIA — (Continued)
South Australian Government Financing Authority
Ω	3.000%, 07/20/26	AUD	2,000	$1,404,659
Telstra Corp. Ltd.
	3.125%, 01/17/23		192	189,200
Treasury Corp. of Victoria
	0.500%, 11/20/25	AUD	15,950	10,292,452
Westpac Banking Corp.
(r)Ω	3M Swap + 1.140%, FRN, 1.667%, 04/24/24	AUD	500	356,597
(r)Ω	3M Swap + 0.880%, FRN, 0.958%, 08/16/24	AUD	3,500	2,483,922
	2.850%, 05/13/26		8,700	8,458,424
	1.150%, 06/03/26		9,800	8,892,644
Ω	4.125%, 06/04/26	AUD	500	356,395

TOTAL AUSTRALIA				151,063,147

AUSTRIA — (0.0%)
Oesterreichische Kontrollbank AG
#	0.500%, 02/02/26		1,000	909,480

BELGIUM — (0.0%)
Dexia Credit Local SA
Ω	0.250%, 06/02/22	EUR	350	369,411

CANADA — (11.7%)
Bank of Montreal
	0.625%, 07/09/24		3,150	2,964,919
	2.280%, 07/29/24	CAD	5,750	4,331,489
	1.250%, 09/15/26		2,000	1,784,745
Bank of Montreal, Floating Rate Note, 3M Swap + 0.990%, FRN
(r)Ω	1.125%, 09/07/23	AUD	10,070	7,156,476
Bank of Nova Scotia (The)
Ω	1.750%, 12/23/22	GBP	3,500	4,393,366
	2.700%, 08/03/26		2,000	1,906,563
#	1.300%, 09/15/26		9,182	8,225,397
Canada Government International Bond
	0.750%, 05/19/26		4,000	3,656,730
Canadian Imperial Bank of Commerce
#	0.950%, 10/23/25		6,000	5,451,511
	1.250%, 06/22/26		12,500	11,161,584

101

DFA SHORT-DURATION REAL RETURN PORTFOLIO

CONTINUED

			Face
			Amount^	Value†
			(000)
CANADA — (Continued)
	Canadian Natural Resources Ltd.
	2.950%, 01/15/23		1,568	$1,570,549
	3.900%, 02/01/25		559	559,680
	2.050%, 07/15/25		555	522,594
	CPPIB Capital, Inc.
Ω	1.250%, 03/04/25		5,000	4,763,381
Ω	0.875%, 09/09/26		25,000	22,691,866
	Enbridge Pipelines, Inc.
	3.000%, 08/10/26	CAD	3,000	2,232,795
	Enbridge, Inc.
	2.900%, 07/15/22		6,010	6,018,880
	National Bank of Canada
	1.534%, 06/15/26	CAD	3,880	2,727,160
	Province of British Columbia Canada
	0.900%, 07/20/26		17,100	15,582,204
	Province of Ontario Canada
	0.625%, 01/21/26		3,800	3,465,790
	1.050%, 04/14/26		12,000	11,062,680
	1.350%, 09/08/26	CAD	16,000	11,531,359
	Province of Ontario Canada, Floating Rate Note, 3M CDOR + 0.050%, FRN
(r)	0.950%, 08/21/23	CAD	8,600	6,715,853
	Province of Quebec Canada
	2.500%, 09/01/26	CAD	10,000	7,579,808
	Province of Quebec Canada,
(r)	Floating Rate Note 3M CDOR + 0.545%, FRN, 1.258%, 10/19/23	CAD	11,250	8,853,841
(r)	3M CDOR + 0.405%, FRN, 0.968%, 10/13/24	CAD	30,275	23,894,779
	Province of Saskatchewan Canada
	2.550%, 06/02/26	CAD	7,000	5,317,908
	PSP Capital, Inc.
	0.900%, 06/15/26	CAD	2,000	1,421,103
Ω	1.000%, 06/29/26		4,469	4,086,230
	Rogers Communications, Inc.
	4.100%, 10/01/23		3,000	3,036,937
	Royal Bank of Canada
	2.352%, 07/02/24	CAD	6,500	4,912,505
	0.875%, 01/20/26		2,000	1,794,416
	1.200%, 04/27/26		10,000	9,022,961
	Suncor Energy, Inc.
	3.100%, 05/15/25		2,000	1,961,862
	Thomson Reuters Corp.
	2.239%, 05/14/25	CAD	750	555,309
	Toronto-Dominion Bank
	0.750%, 01/06/26		7,500	6,743,362
	1.200%, 06/03/26		6,300	5,679,224

			Face
			Amount^	Value†
			(000)
CANADA — (Continued)
Toronto-Dominion Bank (The)
	3.005%, 05/30/23	CAD	5,000	$3,887,479
Ω	0.625%, 07/20/23	EUR	7,300	7,713,135
Toronto-Dominion Bank (The), Floating Rate Note, 3M Swap + 1.000%, FRN
(r)Ω	1.068%, 07/10/24	AUD	4,000	2,832,591

TOTAL CANADA				239,771,021

DENMARK — (0.1%)
Kommunekredit
Ω	0.500%, 01/28/26		1,425	1,295,426

FINLAND — (0.2%)
Nordea Bank Abp
	1.500%, 09/30/26		2,447	2,196,455
Ω	1.500%, 09/30/26		1,500	1,346,417

TOTAL FINLAND				3,542,872

FRANCE — (1.0%)
Agence Francaise de Developpement EPIC
Ω	0.625%, 01/22/26		4,400	4,018,407
BNP Paribas SA
#Ω	2.950%, 05/23/22		2,500	2,502,232
BPCE SA
Ω	2.375%, 01/14/25		2,200	2,103,237
Ω	1.000%, 01/20/26		2,600	2,325,169
Caisse d’Amortissement de la Dette Sociale
Ω	0.625%, 02/18/26		1,000	911,250
Credit Agricole SA
Ω	4.125%, 01/10/27		1,000	985,727
Societe Generale SA
Ω	4.250%, 09/14/23		5,000	5,041,002
Ω	2.625%, 10/16/24		1,700	1,645,514
TotalEnergies Capital International SA
Ω	0.250%, 07/12/23	EUR	1,500	1,579,324

TOTAL FRANCE				21,111,862

GERMANY — (3.7%)
Bayer U.S. Finance II LLC
#Ω	3.375%, 07/15/24		5,000	4,973,275
Ω	4.250%, 12/15/25		7,700	7,729,311
BMW Finance NV
Ω	0.625%, 10/06/23	EUR	2,200	2,319,572
BMW U.S. Capital LLC
#Ω	3.450%, 04/12/23		2,000	2,014,878
Ω	3.450%, 04/01/27		10,000	9,834,461

102

DFA SHORT-DURATION REAL RETURN PORTFOLIO

CONTINUED

			Face
			Amount^	Value†
			(000)
GERMANY — (Continued)
Daimler Finance North America LLC
#Ω	3.300%, 05/19/25		2,231	$2,204,812
Ω	1.450%, 03/02/26		11,333	10,357,462
Kreditanstalt fuer Wiederaufbau
Ω	1.625%, 04/03/24	NOK	86,330	9,071,537
	0.625%, 01/22/26		7,700	7,056,749
	3.200%, 09/11/26	AUD	600	419,155
Landeskreditbank Baden-Wuerttemberg Foerderbank
	4.250%, 08/07/25	AUD	4,200	3,036,729
Landwirtschaftliche Rentenbank
Ω	4.750%, 05/06/26	AUD	2,000	1,482,699
NRW Bank
	1.050%, 03/31/26	AUD	580	370,845
Siemens Financieringsmaatschappij NV
	1.200%, 03/11/26		4,000	3,648,565
Ω	2.350%, 10/15/26		3,500	3,308,240
State of North Rhine-Westphalia Germany
Ω	1.000%, 04/21/26		8,300	7,659,485
Volkswagen Group of America Finance LLC
Ω	2.850%, 09/26/24		500	490,876

TOTAL GERMANY				75,978,651

IRELAND — (0.6%)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
	1.750%, 01/30/26		12,800	11,379,078
	4.450%, 04/03/26		150	146,413

TOTAL IRELAND				11,525,491

ITALY — (0.7%)
Intesa Sanpaolo SpA
Ω	3.125%, 07/14/22		400	400,441
Ω	3.250%, 09/23/24		4,200	4,114,303
Republic of Italy Government International Bond
	6.875%, 09/27/23		5,500	5,782,282
	2.375%, 10/17/24		3,961	3,858,410

TOTAL ITALY				14,155,436

JAPAN — (5.6%)
7-Eleven, Inc.
Ω	0.950%, 02/10/26		17,500	15,651,076

			Face
			Amount^	Value†
			(000)
JAPAN — (Continued)
Aircastle Ltd.
Ω	5.250%, 08/11/25		3,320	$3,311,720
	4.250%, 06/15/26		6,300	6,080,227
American Honda Finance Corp.
	0.550%, 03/17/23	EUR	3,000	3,172,750
Mitsubishi UFJ Financial Group, Inc.
#	3.407%, 03/07/24		1,000	998,516
#	2.193%, 02/25/25		8,500	8,150,246
	1.412%, 07/17/25		2,500	2,305,358
	2.757%, 09/13/26		786	744,209
Mizuho Financial Group, Inc.
Ω	3.477%, 04/12/26		950	922,979
Nissan Motor Acceptance Co. LLC
Ω	2.000%, 03/09/26		9,350	8,339,211
Nissan Motor Co. Ltd.
#Ω	3.522%, 09/17/25		2,900	2,799,944
Nomura Holdings, Inc.
	2.648%, 01/16/25		600	581,026
	1.851%, 07/16/25		6,215	5,776,650
	1.653%, 07/14/26		5,528	4,962,538
NTT Finance Corp.
Ω	1.162%, 04/03/26		12,437	11,228,913
Shire Acquisitions Investments Ireland DAC
	2.875%, 09/23/23		1,988	1,983,112
Sumitomo Mitsui Financial Group, Inc.
#	3.102%, 01/17/23		3,750	3,764,607
	2.696%, 07/16/24		6,500	6,370,344
	0.948%, 01/12/26		3,500	3,134,049
	2.632%, 07/14/26		3,000	2,841,688
Sumitomo Mitsui Trust Bank Ltd.
Ω	2.550%, 03/10/25		3,200	3,099,915
	2.800%, 03/10/27		11,500	10,906,111
Toyota Credit Canada, Inc.
	2.350%, 07/18/22	CAD	3,000	2,338,653
	2.700%, 01/25/23	CAD	4,000	3,116,024
Toyota Motor Credit Corp.
	1.125%, 06/18/26		360	326,567
Toyota Motor Finance Netherlands BV
Ω	0.625%, 09/26/23	EUR	1,500	1,580,997

TOTAL JAPAN				114,487,430

NETHERLANDS — (0.8%)
BNG Bank NV
Ω	3.250%, 07/15/25	AUD	1,500	1,055,983
Cooperatieve Rabobank UA
Ω	4.875%, 01/10/23	GBP	350	447,407
Ω	2.625%, 07/22/24		1,000	979,696

103

DFA SHORT-DURATION REAL RETURN PORTFOLIO

CONTINUED

			Face
			Amount^	Value†
			(000)
NETHERLANDS — (Continued)
ING Groep NV
#Ω	4.625%, 01/06/26		8,525	$8,598,697
LeasePlan Corp. NV
Ω	2.875%, 10/24/24		1,000	964,450
Shell International Finance BV
	3.250%, 05/11/25		4,000	3,987,397

TOTAL NETHERLANDS				16,033,630

NEW ZEALAND — (0.9%)
New Zealand Government Bond
	0.500%, 05/15/24	NZD	31,000	18,915,450

NORWAY — (2.4%)
Aker BP ASA
Ω	2.875%, 01/15/26		1,000	952,674
Equinor ASA
#	1.750%, 01/22/26		6,500	6,088,737
Kommunalbanken AS
	4.250%, 07/16/25	AUD	90	65,269
Ω	0.500%, 01/13/26		2,500	2,278,721
Norway Government Bond
Ω	3.000%, 03/14/24	NOK	374,700	40,478,570

TOTAL NORWAY				49,863,971

SPAIN — (1.2%)
Banco Santander SA
	3.848%, 04/12/23		2,000	2,017,485
Santander Holdings USA, Inc.
	3.400%, 01/18/23		3,650	3,660,060
	3.500%, 06/07/24		1,550	1,540,455
#	3.244%, 10/05/26		6,000	5,704,843
Telefonica Emisiones SA
#	4.103%, 03/08/27		12,200	12,065,710

TOTAL SPAIN				24,988,553

SUPRANATIONAL ORGANIZATION OBLIGATIONS — (7.5%)
African Development Bank
	0.875%, 03/23/26		10,500	9,681,304
	0.875%, 07/22/26		22,400	20,483,456
Asian Development Bank
	1.625%, 01/28/25	NZD	667	403,516
	0.800%, 11/06/25	AUD	15,650	10,110,320
	0.500%, 02/04/26		9,102	8,293,907
	1.000%, 04/14/26		2,000	1,848,540
	0.500%, 05/05/26	AUD	10,700	6,722,274
Asian Infrastructure Investment Bank
Ω	1.000%, 05/06/26	AUD	17,500	11,177,852

			Face
			Amount^	Value†
			(000)
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (Continued)
European Bank for Reconstruction & Development
	0.500%, 01/28/26		20,000	$18,207,166
European Investment Bank
	1.500%, 01/26/24	NOK	50,000	5,257,944
	0.375%, 03/26/26		3,000	2,710,230
Inter-American Development Bank
Ω	2.750%, 10/30/25	AUD	1,000	692,204
	0.875%, 04/20/26		3,650	3,354,162
	4.250%, 06/11/26	AUD	21,500	15,618,480
	1.000%, 06/29/26	CAD	25,000	17,875,686
International Bank for Reconstruction & Development
	0.500%, 05/18/26	AUD	1,572	986,653
International Bank for Reconstruction & Development, Floating Rate Note, SOFR + 0.310%, FRN
(r)	0.568%, 09/18/25		9,000	9,033,672
International Finance Corp.
	0.375%, 09/10/25	NZD	2,000	1,140,700
Ω	3.200%, 07/22/26	AUD	2,500	1,747,000
Nordic Investment Bank
	1.875%, 04/10/24	NOK	75,000	7,912,936
#	0.500%, 01/21/26		2,000	1,820,767

TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS				155,078,769

SWEDEN — (1.1%)
Kommuninvest I Sverige AB
Ω	1.000%, 11/13/23	SEK	10,000	1,011,533
Skandinaviska Enskilda Banken AB
#Ω	1.200%, 09/09/26		5,250	4,720,871
Svenska Handelsbanken AB
Ω	2.750%, 12/05/22	GBP	2,000	2,524,649
Svenska Handelsbanken AB, Floating Rate Note, 3M Swap + 0.450%, FRN
(r)	0.568%, 03/04/26	AUD	5,000	3,459,193
Swedbank AB
Ω	0.250%, 11/07/22	EUR	4,400	4,652,234
Ω	1.625%, 12/28/22	GBP	5,000	6,271,785
Ω	0.400%, 08/29/23	EUR	250	262,969

TOTAL SWEDEN				22,903,234

104

DFA SHORT-DURATION REAL RETURN PORTFOLIO

CONTINUED

	Face Amount^		Value†
	(000)
SWITZERLAND — (1.7%)
Credit Suisse Group AG
3.750%, 03/26/25		1,200	$1,176,306
# 4.550%, 04/17/26		9,150	9,124,433
Nestle Holdings, Inc.
Ω 0.625%, 01/15/26		6,000	5,428,495
Roche Holdings, Inc.
#Ω 0.991%, 03/05/26		7,209	6,596,698
UBS AG
#Ω 1.250%, 06/01/26		4,000	3,597,524
UBS Group AG
4.125%, 09/24/25		3,000	2,995,889
4.125%, 04/15/26		5,000	4,958,723

TOTAL SWITZERLAND			33,878,068

UNITED KINGDOM — (4.4%)
AstraZeneca PLC
0.700%, 04/08/26		4,000	3,577,122
Barclays PLC
4.375%, 01/12/26		11,400	11,360,294
BAT Capital Corp.
# 3.215%, 09/06/26		6,900	6,522,218
BAT International Finance PLC
#Ω 3.950%, 06/15/25		2,000	1,972,437
1.668%, 03/25/26		4,500	4,036,657
BP Capital Markets America, Inc.
3.119%, 05/04/26		1,244	1,214,110
BP Capital Markets PLC
3.814%, 02/10/24		709	715,193
CNH Industrial Capital LLC
4.200%, 01/15/24		210	212,553
HSBC Holdings PLC
# 3.600%, 05/25/23		775	780,768
4.300%, 03/08/26		500	500,613
3.900%, 05/25/26		9,500	9,355,537
Linde, Inc.
1.200%, 02/12/24	EUR	6,625	7,038,598
Lloyds Banking Group PLC
4.450%, 05/08/25		5,000	5,050,762
3.750%, 01/11/27		3,570	3,476,777
LSEGA Financing PLC
Ω 1.375%, 04/06/26		4,064	3,675,760
Mead Johnson Nutrition Co.
# 4.125%, 11/15/25		5,873	5,978,445
Nationwide Building Society
Ω 3.900%, 07/21/25		1,000	1,003,262
Ω 1.500%, 10/13/26		10,021	8,985,897
Ω 1.500%, 10/13/26		1,500	1,345,060
Natwest Group PLC
4.800%, 04/05/26		8,282	8,353,935
NatWest Markets PLC
Ω 0.800%, 08/12/24		700	655,144

	Face
	Amount^	Value†
	(000)
UNITED KINGDOM — (Continued)
Reynolds American, Inc.
4.450%, 06/12/25	1,500	$1,510,836
Standard Chartered PLC
#Ω 3.200%, 04/17/25	2,000	1,949,679
Ω 4.050%, 04/12/26	1,800	1,776,492

TOTAL UNITED KINGDOM		91,048,149

UNITED STATES — (37.8%)
AbbVie, Inc.
3.250%, 10/01/22	2,300	2,304,949
2.900%, 11/06/22	1,000	1,002,654
# 3.600%, 05/14/25	800	794,772
Aetna, Inc.
2.750%, 11/15/22	825	826,344
Aflac, Inc.
1.125%, 03/15/26	603	549,378
Albemarle Corp.
4.150%, 12/01/24	600	606,580
Amazon.com, Inc.
1.000%, 05/12/26	1,500	1,367,616
American Campus Communities Operating Partnership LP
3.300%, 07/15/26	600	591,479
American Express Co.
# 2.500%, 08/01/22	7,383	7,394,991
2.550%, 03/04/27	3,000	2,824,026
American Tower Corp.
1.600%, 04/15/26	5,500	4,997,657
3.375%, 10/15/26	3,000	2,881,188
3.125%, 01/15/27	6,600	6,230,725
Ameriprise Financial, Inc.
2.875%, 09/15/26	1,000	968,661
AmerisourceBergen Corp.
3.400%, 05/15/24	4,000	3,993,850
Amgen, Inc.
2.600%, 08/19/26	7,480	7,142,335
2.200%, 02/21/27	10,000	9,284,849
Anthem, Inc.
3.125%, 05/15/22	1,907	1,908,038
1.500%, 03/15/26	3,000	2,760,983
Aon Global Ltd.
3.500%, 06/14/24	200	200,262
Apple, Inc.
0.700%, 02/08/26	3,120	2,849,500
Ares Capital Corp.
3.250%, 07/15/25	4,860	4,627,618
3.875%, 01/15/26	9,750	9,360,298
2.150%, 07/15/26	1,000	886,971
Arizona Public Service Co.
3.150%, 05/15/25	3,842	3,774,589
Arrow Electronics, Inc.
# 3.250%, 09/08/24	1,400	1,384,210

105

DFA SHORT-DURATION REAL RETURN PORTFOLIO

CONTINUED

	Face Amount^		Value†
	(000)
UNITED STATES — (Continued)
AT&T, Inc.
3.000%, 06/30/22		620	$620,000
Autodesk, Inc.
3.600%, 12/15/22		1,000	1,004,224
Avnet, Inc.
4.625%, 04/15/26		5,000	5,015,721
Baltimore Gas & Electric Co.
3.350%, 07/01/23		610	611,731
Bank of America Corp.
3.300%, 01/11/23		500	504,022
3.500%, 04/19/26		4,000	3,925,847
Berkshire Hathaway, Inc.
0.750%, 03/16/23	EUR	600	635,354
Boardwalk Pipelines LP
5.950%, 06/01/26		1,600	1,680,695
Boeing Co.
# 2.600%, 10/30/25		7,882	7,474,917
Boeing Co. (The)
# 2.800%, 03/01/23		3,300	3,285,877
3.100%, 05/01/26		1,000	945,810
2.250%, 06/15/26		154	140,759
Booking Holdings, Inc.
2.750%, 03/15/23		4,500	4,517,840
3.650%, 03/15/25		1,697	1,700,061
Broadcom, Inc.
4.250%, 04/15/26		4,000	4,141,130
Brown & Brown, Inc.
4.200%, 09/15/24		10,428	10,511,149
Bunge Ltd. Finance Corp.
3.000%, 09/25/22		3,000	3,009,318
# 1.630%, 08/17/25		400	371,204
Campbell Soup Co.
3.650%, 03/15/23		3,143	3,163,545
Capital One Financial Corp.
# 3.200%, 01/30/23		6,000	6,037,242
3.200%, 02/05/25		1,900	1,867,314
3.750%, 03/09/27		5,000	4,869,932
Cargill, Inc.
#Ω 0.750%, 02/02/26		900	812,654
Caterpillar Financial Services Corp.
# 2.625%, 03/01/23		500	499,966
Celanese U.S. Holdings LLC
1.400%, 08/05/26		15,673	13,901,018
CenterPoint Energy, Inc.
1.450%, 06/01/26		500	454,841
Chevron Corp.
# 2.954%, 05/16/26		4,100	4,009,262
Chevron USA, Inc.
0.687%, 08/12/25		1,000	919,092
Church & Dwight Co., Inc.
2.875%, 10/01/22		1,000	1,002,571
Cigna Corp.
3.750%, 07/15/23		1,084	1,093,243

	Face Amount^	Value†
	(000)
UNITED STATES — (Continued)
1.250%, 03/15/26	11,000	$9,991,618
Citigroup, Inc.
3.875%, 10/25/23	530	537,534
3.700%, 01/12/26	2,000	1,977,760
# 3.400%, 05/01/26	6,000	5,847,494
3.200%, 10/21/26	4,000	3,855,494
Citizens Bank NA
# 3.700%, 03/29/23	8,178	8,222,941
CNA Financial Corp.
3.950%, 05/15/24	3,000	3,018,480
CNO Financial Group, Inc.
5.250%, 05/30/25	2,000	2,062,500
Comcast Cable Communications Holdings, Inc.
9.455%, 11/15/22	1,159	1,201,480
Comcast Corp.
# 3.375%, 08/15/25	15,000	14,948,473
Conagra Brands, Inc.
3.200%, 01/25/23	1,083	1,088,010
Constellation Brands, Inc.
# 3.200%, 02/15/23	1,706	1,708,964
Constellation Energy Generation LLC
3.250%, 06/01/25	4,000	3,919,337
Crown Castle International Corp.
1.050%, 07/15/26	4,000	3,531,679
2.900%, 03/15/27	10,000	9,362,596
CVS Health Corp.
3.500%, 07/20/22	2,500	2,502,503
# 2.750%, 12/01/22	2,500	2,506,264
Discover Bank
3.450%, 07/27/26	7,000	6,793,618
Discover Financial Services
3.750%, 03/04/25	250	249,900
# 4.500%, 01/30/26	3,838	3,883,301
Discovery Communications LLC
3.450%, 03/15/25	200	196,271
4.900%, 03/11/26	4,000	4,064,694
Dollar General Corp.
3.250%, 04/15/23	2,320	2,328,433
Dominion Energy, Inc.
3.300%, 03/15/25	1,400	1,387,739
Duke Energy Corp.
2.400%, 08/15/22	1,357	1,358,271
2.650%, 09/01/26	2,900	2,744,851
DXC Technology Co.
1.800%, 09/15/26	15,069	13,466,939
eBay, Inc.
2.750%, 01/30/23	417	417,454
Edison International
2.400%, 09/15/22	300	298,881
2.950%, 03/15/23	2,998	2,987,446
4.950%, 04/15/25	5,257	5,348,317

106

DFA SHORT-DURATION REAL RETURN PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
UNITED STATES — (Continued)
Energy Transfer LP
3.450%, 01/15/23	53	$53,106
4.050%, 03/15/25	2,000	1,988,867
2.900%, 05/15/25	2,000	1,930,458
4.750%, 01/15/26	10,000	10,119,510
Enterprise Products Operating LLC
# 3.350%, 03/15/23	1,200	1,206,411
# 3.700%, 02/15/26	357	353,490
EOG Resources, Inc.
4.150%, 01/15/26	2,723	2,777,862
Equifax, Inc.
3.950%, 06/15/23	5,000	5,043,024
Equinix, Inc.
# 1.450%, 05/15/26	8,900	8,024,661
ERAC USA Finance LLC
Ω 3.850%, 11/15/24	1,600	1,610,841
Expedia Group, Inc.
5.000%, 02/15/26	4,800	4,904,802
Exxon Mobil Corp.
3.043%, 03/01/26	3,000	2,952,598
Fidelity & Guaranty Life Holdings, Inc.
Ω 5.500%, 05/01/25	4,000	4,132,633
Fidelity National Information Services, Inc.
1.150%, 03/01/26	1,600	1,446,708
Fiserv, Inc.
3.200%, 07/01/26	850	823,205
Flex Ltd.
5.000%, 02/15/23	8,000	8,106,892
3.750%, 02/01/26	6,437	6,281,703
Franklin Resources, Inc.
# 2.850%, 03/30/25	1,700	1,675,329
GATX Corp.
3.850%, 03/30/27	850	837,885
General Dynamics Corp.
3.500%, 04/01/27	13,000	12,875,468
General Mills, Inc.
2.600%, 10/12/22	4,385	4,387,259
General Motors Co.
6.125%, 10/01/25	1,200	1,266,727
General Motors Financial Co., Inc.
3.250%, 01/05/23	500	502,066
# 2.750%, 06/20/25	6,300	6,036,891
1.250%, 01/08/26	7,290	6,522,615
Gilead Sciences, Inc.
3.650%, 03/01/26	12,700	12,613,625
Global Payments, Inc.
3.750%, 06/01/23	4,480	4,501,058
2.650%, 02/15/25	2,500	2,412,479
# 1.200%, 03/01/26	700	628,787
Goldman Sachs Group, Inc.
3.750%, 05/22/25	6,500	6,473,147
3.750%, 02/25/26	1,800	1,787,801

	Face Amount^	Value†
	(000)
UNITED STATES — (Continued)
Goldman Sachs Group, Inc. (The)
# 3.625%, 01/22/23	205	$206,537
Halliburton Co.
3.500%, 08/01/23	500	502,128
Harley-Davidson Financial Services, Inc.
Ω 2.550%, 06/09/22	2,924	2,924,850
Ω 3.350%, 02/15/23	500	500,046
Hewlett Packard Enterprise Co.
4.450%, 10/02/23	921	934,471
1.750%, 04/01/26	3,300	3,050,881
HP, Inc.
2.200%, 06/17/25	5,500	5,224,437
1.450%, 06/17/26	415	372,797
International Business Machines Corp.
3.300%, 05/15/26	11,000	10,845,982
Jabil, Inc.
1.700%, 04/15/26	9,974	8,997,411
Jefferies Group LLC/Jefferies Group Capital Finance, Inc.
4.850%, 01/15/27	2,000	2,056,938
JM Smucker Co.
3.500%, 03/15/25	1,000	997,231
John Deere Capital Corp.
2.700%, 01/06/23	2,000	2,011,054
JPMorgan Chase & Co.
# 3.250%, 09/23/22	2,422	2,435,879
3.300%, 04/01/26	1,500	1,465,408
3.200%, 06/15/26	9,500	9,259,817
Kellogg Co.
3.250%, 04/01/26	545	535,307
Kroger Co. (The)
2.800%, 08/01/22	500	500,490
Laboratory Corp. of America Holdings
4.000%, 11/01/23	5,000	5,069,928
1.550%, 06/01/26	2,000	1,824,954
Lazard Group LLC
3.750%, 02/13/25	1,000	998,691
Legg Mason, Inc.
4.750%, 03/15/26	17,000	17,581,199
Lennar Corp.
4.750%, 05/30/25	1,900	1,935,350
Manufacturers & Traders Trust Co.
2.900%, 02/06/25	1,500	1,473,790
Marathon Petroleum Corp.
4.700%, 05/01/25	3,200	3,247,657
# 5.125%, 12/15/26	1,034	1,079,292
McDonald’s Corp.
# 3.700%, 01/30/26	1,800	1,804,350

107

DFA SHORT-DURATION REAL RETURN PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
UNITED STATES — (Continued)
McKesson Corp.
# 2.700%, 12/15/22	2,451	$2,455,327
2.850%, 03/15/23	1,220	1,222,265
# 1.300%, 08/15/26	4,391	3,942,688
Merck & Co., Inc.
0.750%, 02/24/26	4,000	3,640,566
Micron Technology, Inc.
# 4.185%, 02/15/27	5,000	4,963,290
Morgan Stanley
3.125%, 01/23/23	5,400	5,421,250
4.000%, 07/23/25	1,000	999,034
Morgan Stanley Domestic Holdings, Inc.
2.950%, 08/24/22	8,280	8,294,251
Mosaic Co. (The)
3.250%, 11/15/22	1,000	1,003,865
MPLX LP
4.875%, 12/01/24	1,330	1,355,478
1.750%, 03/01/26	6,900	6,301,636
Mylan, Inc.
4.200%, 11/29/23	200	201,673
National Rural Utilities Cooperative Finance Corp.
# 1.000%, 06/15/26	1,800	1,614,095
National Securities Clearing Corp.
Ω 0.750%, 12/07/25	500	454,766
NetApp, Inc.
3.250%, 12/15/22	2,000	2,005,729
Nucor Corp.
2.000%, 06/01/25	2,000	1,913,403
Omnicom Group, Inc./Omnicom Capital, Inc.
3.600%, 04/15/26	2,250	2,225,133
ONEOK, Inc.
5.850%, 01/15/26	10,000	10,531,052
Oracle Corp.
2.500%, 10/15/22	2,000	2,000,838
2.500%, 04/01/25	5,200	4,958,865
1.650%, 03/25/26	9,000	8,131,431
PACCAR Financial Corp.
2.650%, 05/10/22	4,750	4,751,759
Paramount Global
4.750%, 05/15/25	3,654	3,743,880
Penske Truck Leasing Co. LP/PTL Finance Corp.
Ω 4.250%, 01/17/23	822	829,669
Ω 4.125%, 08/01/23	700	704,898
Ω 4.000%, 07/15/25	341	339,628
Ω 1.200%, 11/15/25	4,000	3,630,678
Ω 4.450%, 01/29/26	1,572	1,577,004

	Face Amount^	Value†
	(000)
UNITED STATES — (Continued)
Perrigo Finance Unlimited Co.
3.900%, 12/15/24	500	$491,937
Philip Morris International, Inc.
2.375%, 08/17/22	200	200,347
# 2.750%, 02/25/26	3,736	3,616,532
0.875%, 05/01/26	1,000	897,693
Phillips 66 Partners LP
2.450%, 12/15/24	3,393	3,277,325
3.605%, 02/15/25	3,333	3,304,980
PPG Industries, Inc.
1.200%, 03/15/26	5,374	4,895,541
Principal Financial Group, Inc.
3.300%, 09/15/22	1,516	1,522,799
3.125%, 05/15/23	890	892,847
Public Storage
0.875%, 02/15/26	1,000	904,071
PulteGroup, Inc.
5.500%, 03/01/26	1,000	1,043,387
# 5.000%, 01/15/27	1,500	1,540,816
Raytheon Technologies Corp.
3.950%, 08/16/25	1,000	1,010,963
# 3.500%, 03/15/27	2,755	2,718,216
Realty Income Corp.
4.125%, 10/15/26	2,000	2,018,103
3.000%, 01/15/27	2,500	2,398,516
Reinsurance Group of America, Inc.
4.700%, 09/15/23	4,600	4,676,103
Roper Technologies, Inc.
3.800%, 12/15/26	116	115,190
Ross Stores, Inc.
4.600%, 04/15/25	1,000	1,022,135
Royalty Pharma PLC
1.200%, 09/02/25	3,372	3,061,487
Ryder System, Inc.
2.875%, 06/01/22	383	383,484
3.400%, 03/01/23	1,200	1,207,396
4.625%, 06/01/25	1,000	1,016,057
Schlumberger Holdings Corp.
#Ω 4.000%, 12/21/25	10,000	10,028,012
Sherwin-Williams Co. (The)
2.750%, 06/01/22	207	207,133
Simon Property Group LP
3.300%, 01/15/26	600	589,807
Southwest Airlines Co.
4.750%, 05/04/23	1,000	1,017,438
5.250%, 05/04/25	5,945	6,145,466
Southwestern Electric Power Co.
# 1.650%, 03/15/26	7,381	6,797,818
Spirit Realty LP
3.200%, 01/15/27	15,000	14,292,183

108

DFA SHORT-DURATION REAL RETURN PORTFOLIO

CONTINUED

	Face Amount^		Value†
	(000)
UNITED STATES — (Continued)
Steel Dynamics, Inc.
2.400%, 06/15/25		100	$95,431
Sysco Corp.
# 3.300%, 07/15/26		5,029	4,903,139
Truist Bank
1.500%, 03/10/25		2,000	1,896,891
4.050%, 11/03/25		10,000	10,178,997
United Parcel Service, Inc.
2.450%, 10/01/22		300	300,753
UnitedHealth Group, Inc.
# 1.150%, 05/15/26		500	455,835
Utah Acquisition Sub, Inc.
3.950%, 06/15/26		9,900	9,611,896
Valero Energy Corp.
2.850%, 04/15/25		539	524,297
Ventas Realty LP
2.650%, 01/15/25		800	774,634
4.125%, 01/15/26		2,000	2,008,554
Verizon Communications, Inc.
3.376%, 02/15/25		1,000	999,040
1.450%, 03/20/26		5,800	5,315,785
VF Corp.
2.400%, 04/23/25		6,253	6,048,199
Visa, Inc.
3.150%, 12/14/25		571	566,983
VMware, Inc.
1.400%, 08/15/26		12,325	11,047,256
Vornado Realty LP
# 2.150%, 06/01/26		11,500	10,477,613
Walgreens Boots Alliance, Inc.
3.450%, 06/01/26		677	664,493
Walt Disney Co.
# 1.750%, 01/13/26		2,638	2,472,999
Waste Management, Inc.
2.400%, 05/15/23		200	199,175
Wells Fargo & Co.
3.550%, 09/29/25		800	793,665
3.000%, 04/22/26		10,840	10,432,091
2.975%, 05/19/26	CAD	1,000	740,567
Western Union Co. (The)
1.350%, 03/15/26		11,347	10,280,687

	Face Amount^	Value†
	(000)
UNITED STATES — (Continued)
Whirlpool Corp.
3.700%, 03/01/23	2,170	$2,186,620
Williams Cos., Inc. (The)
3.700%, 01/15/23	3,190	3,204,368
3.900%, 01/15/25	2,161	2,155,966
Zimmer Biomet Holdings, Inc.
# 3.050%, 01/15/26	2,000	1,937,077
Zoetis, Inc.
# 3.250%, 02/01/23	2,476	2,485,199

TOTAL UNITED STATES		777,431,030

TOTAL BONDS		1,824,351,081

U.S. TREASURY OBLIGATIONS — (9.4%)
U.S. Treasury Inflation Indexed Bonds
0.125%, 10/15/26	15,777	16,256,465
U.S. Treasury Note
0.250%, 06/15/24	7,000	6,638,789
U.S. Treasury Notes
0.250%, 03/15/24	10,000	9,558,203
0.250%, 05/15/24	15,000	14,264,648
0.625%, 10/15/24	13,000	12,320,547
0.750%, 11/15/24	7,000	6,639,063
0.250%, 06/30/25	100,000	91,984,375
0.250%, 08/31/25	38,000	34,778,906
0.250%, 10/31/25	2,000	1,821,953

TOTAL U.S. TREASURY OBLIGATIONS		194,262,949

TOTAL INVESTMENT SECURITIES (Cost $2,146,119,381)		2,018,614,030

	Shares
SECURITIES LENDING COLLATERAL — (1.8%)
@§ The DFA Short Term Investment Fund	3,189,740	36,895,720

TOTAL INVESTMENTS — (100.0%) (Cost $2,183,016,517)		$2,055,509,750

109

DFA SHORT-DURATION REAL RETURN PORTFOLIO

CONTINUED

As of April 30, 2022, DFA Short-Duration Real Return Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	141,876,429	AUD	199,127,887	ANZ Securities	05/02/22	$1,182,620
NOK	592,642,713	USD	62,782,583	Barclays Capital	05/03/22	403,321
USD	67,295,685	NOK	592,642,713	State Street Bank and Trust	05/03/22	4,109,780
USD	21,656,774	NZD	31,803,298	HSBC Bank	05/18/22	1,123,932
USD	59,919,773	CAD	75,069,900	State Street Bank and Trust	05/26/22	1,485,691
USD	22,224,913	AUD	31,179,631	HSBC Bank	06/02/22	183,108
USD	58,189,539	CAD	72,496,834	Bank of New York	06/06/22	1,759,367
USD	135,164,197	AUD	190,899,880	HSBC Bank	06/06/22	201,583
USD	14,431,468	EUR	13,169,999	State Street Bank and Trust	07/06/22	494,187
USD	16,140,440	EUR	14,835,209	State Street Bank and Trust	07/13/22	434,225
USD	1,069,558	SEK	10,043,946	Societe Generale	07/20/22	44,295

Total Appreciation						$11,422,109

AUD	2,532,885	USD	1,873,666	ANZ Securities	05/02/22	$(84,056)
AUD	3,039,686	USD	2,276,242	Bank of New York	05/02/22	(128,551)
AUD	2,460,998	USD	1,773,284	Citibank, N.A.	05/02/22	(34,466)
AUD	191,094,318	USD	135,227,894	HSBC Bank	05/02/22	(210,203)
CAD	5,533,001	USD	4,311,855	HSBC Bank	05/26/22	(4,992)
CAD	2,117,976	USD	1,658,739	Morgan Stanley and Co. International	05/26/22	(10,116)
USD	13,762,173	GBP	10,977,437	HSBC Bank	07/26/22	(46,391)
USD	63,046,444	NOK	594,838,424	Barclays Capital	07/27/22	(403,977)

Total (Depreciation)						$(922,752)

Total Appreciation (Depreciation)						$10,499,357

As of April 30, 2022, DFA Short-Duration Real Return Portfolio had entered into the following outstanding Inflation Swaps:

Counterparty	Payments made by Fund		Payments received by Fund	Payment Frequency	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value	Unrealized Appreciation (Depreciation)
Bank of America Corp.	3.645%	Fixed	CPI	Maturity	USD	24,000,000	03/28/27	—	—	$54,826	$54,826
Bank of America Corp.	3.243%	Fixed	CPI	Maturity	USD	26,000,000	01/14/25	—	—	1,039,380	1,039,380
Bank of America Corp.	3.070%	Fixed	CPI	Maturity	USD	18,000,000	01/25/25	—	—	777,043	777,043
Bank of America Corp.	2.933%	Fixed	CPI	Maturity	USD	48,000,000	08/17/23	—	—	2,886,423	2,886,423
Bank of America Corp.	2.905%	Fixed	CPI	Maturity	USD	21,000,000	10/08/24	—	—	1,280,064	1,280,064
Bank of America Corp.	2.889%	Fixed	CPI	Maturity	USD	20,000,000	08/04/24	—	—	1,429,443	1,429,443
Bank of America Corp.	2.820%	Fixed	CPI	Maturity	USD	44,000,000	09/03/24	—	—	2,928,158	2,928,158
Bank of America Corp.	2.736%	Fixed	CPI	Maturity	USD	54,000,000	07/29/26	—	—	4,436,716	4,436,716
Bank of America Corp.	2.712%	Fixed	CPI	Maturity	USD	25,000,000	06/07/26	—	—	2,312,982	2,312,982
Bank of America Corp.	2.699%	Fixed	CPI	Maturity	USD	24,000,000	07/27/26	—	—	2,025,652	2,025,652

110

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CONTINUED

Counterparty	Payments made by Fund		Payments received by Fund	Payment Frequency	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value	Unrealized Appreciation (Depreciation)
Bank of America Corp.	2.608%	Fixed	CPI	Maturity	USD	44,000,000	06/17/26	—	—	$4,215,703	$4,215,703
Bank of America Corp.	2.602%	Fixed	CPI	Maturity	USD	60,000,000	07/09/26	—	—	5,536,981	5,536,981
Bank of America Corp.	2.581%	Fixed	CPI	Maturity	USD	31,000,000	04/16/26	—	—	3,213,921	3,213,921
Bank of America Corp.	2.580%	Fixed	CPI	Maturity	USD	29,000,000	06/15/26	—	—	2,828,662	2,828,662
Bank of America Corp.	2.495%	Fixed	CPI	Maturity	USD	43,000,000	03/16/26	—	—	4,685,731	4,685,731
Bank of America Corp.	2.340%	Fixed	CPI	Maturity	USD	21,000,000	09/26/23	—	—	1,727,821	1,727,821
Bank of America Corp.	2.208%	Fixed	CPI	Maturity	USD	26,000,000	02/01/23	—	—	2,146,513	2,146,513
Bank of America Corp.	1.598%	Fixed	CPI	Maturity	USD	42,000,000	07/23/23	—	—	5,375,703	5,375,703
Bank of America Corp.	1.310%	Fixed	CPI	Maturity	USD	38,000,000	06/24/24	—	—	5,869,353	5,869,353
Citibank, N.A	5.640%	Fixed	CPI	Maturity	USD	40,000,000	03/15/23	—	—	159,027	159,027
Citibank, N.A	4.010%	Fixed	CPI	Maturity	USD	35,000,000	11/18/23	—	—	1,165,172	1,165,172
Citibank, N.A	3.859%	Fixed	CPI	Maturity	USD	39,000,000	03/09/25	—	—	573,019	573,019
Citibank, N.A	3.849%	Fixed	CPI	Maturity	USD	40,000,000	03/15/26	—	—	182,076	182,076
Citibank, N.A	3.774%	Fixed	CPI	Maturity	USD	22,000,000	03/04/25	—	—	391,463	391,463
Citibank, N.A	3.726%	Fixed	CPI	Maturity	USD	33,000,000	02/24/24	—	—	796,526	796,526
Citibank, N.A	3.590%	Fixed	CPI	Maturity	USD	28,000,000	10/29/23	—	—	1,164,237	1,164,237
Citibank, N.A	3.546%	Fixed	CPI	Maturity	USD	30,000,000	11/01/23	—	—	1,272,811	1,272,811
Citibank, N.A	3.361%	Fixed	CPI	Maturity	USD	48,000,000	01/18/24	—	—	1,710,384	1,710,384
Citibank, N.A	3.298%	Fixed	CPI	Maturity	USD	21,000,000	02/01/24	—	—	727,983	727,983
Citibank, N.A	3.255%	Fixed	CPI	Maturity	USD	57,000,000	10/19/23	—	—	2,732,612	2,732,612
Citibank, N.A	3.125%	Fixed	CPI	Maturity	USD	42,000,000	01/31/25	—	—	1,703,025	1,703,025
Citibank, N.A	2.965%	Fixed	CPI	Maturity	USD	20,000,000	09/01/23	—	—	1,119,522	1,119,522
Citibank, N.A	2.539%	Fixed	CPI	Maturity	USD	30,000,000	04/07/26	—	—	3,187,901	3,187,901
Citibank, N.A	2.196%	Fixed	CPI	Maturity	USD	24,000,000	05/31/23	—	—	2,068,310	2,068,310
Citibank, N.A	2.182%	Fixed	CPI	Maturity	USD	23,000,000	01/19/23	—	—	1,921,440	1,921,440
Citibank, N.A	2.041%	Fixed	CPI	Maturity	USD	24,000,000	10/17/22	—	—	2,211,669	2,211,669
Citibank, N.A	1.998%	Fixed	CPI	Maturity	USD	23,000,000	12/10/23	—	—	2,399,004	2,399,004
Citibank, N.A	1.303%	Fixed	CPI	Maturity	USD	25,000,000	06/22/25	—	—	4,299,451	4,299,451
Deutsche Bank AG	3.488%	Fixed	CPI	Maturity	USD	59,000,000	04/22/27	—	—	352,159	352,159
Deutsche Bank AG	3.345%	Fixed	CPI	Maturity	USD	30,000,000	11/01/24	—	—	1,437,169	1,437,169
Deutsche Bank AG	3.318%	Fixed	CPI	Maturity	USD	25,000,000	11/29/25	—	—	1,121,301	1,121,301
Deutsche Bank AG	3.280%	Fixed	CPI	Maturity	USD	20,000,000	01/05/25	—	—	808,333	808,333
Deutsche Bank AG	3.275%	Fixed	CPI	Maturity	USD	43,000,000	11/08/24	—	—	2,144,193	2,144,193
Deutsche Bank AG	3.223%	Fixed	CPI	Maturity	USD	20,000,000	12/01/25	—	—	970,252	970,252
Deutsche Bank AG	2.860%	Fixed	CPI	Maturity	USD	30,000,000	09/24/23	—	—	1,682,326	1,682,326
Deutsche Bank AG	2.778%	Fixed	CPI	Maturity	USD	36,000,000	05/07/26	—	—	3,333,788	3,333,788
Deutsche Bank AG	2.748%	Fixed	CPI	Maturity	USD	25,000,000	05/17/26	—	—	2,333,691	2,333,691
Deutsche Bank AG	2.735%	Fixed	CPI	Maturity	USD	31,000,000	05/27/26	—	—	2,879,755	2,879,755
Deutsche Bank AG	2.710%	Fixed	CPI	Maturity	USD	27,000,000	05/25/26	—	—	2,551,036	2,551,036

111

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CONTINUED

Counterparty	Payments made by Fund		Payments received by Fund	Payment Frequency	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value	Unrealized Appreciation (Depreciation)
Deutsche Bank AG	2.698%	Fixed	CPI	Maturity	USD	32,000,000	06/08/26	—	—	$2,973,915	$2,973,915
Deutsche Bank AG	2.695%	Fixed	CPI	Maturity	USD	32,000,000	09/24/25	—	—	2,282,685	2,282,685
Deutsche Bank AG	2.623%	Fixed	CPI	Maturity	USD	40,000,000	07/14/26	—	—	3,616,361	3,616,361
Deutsche Bank AG	2.588%	Fixed	CPI	Maturity	USD	40,000,000	06/24/26	—	—	3,824,754	3,824,754
Deutsche Bank AG	2.508%	Fixed	CPI	Maturity	USD	40,000,000	04/12/26	—	—	4,307,194	4,307,194
Deutsche Bank AG	2.423%	Fixed	CPI	Maturity	USD	45,000,000	03/08/26	—	—	5,078,317	5,078,317
Deutsche Bank AG	2.420%	Fixed	CPI	Maturity	USD	20,000,000	03/05/26	—	—	2,258,026	2,258,026
Deutsche Bank AG	2.325%	Fixed	CPI	Maturity	USD	42,000,000	03/02/26	—	—	4,941,286	4,941,286
Deutsche Bank AG	2.186%	Fixed	CPI	Maturity	USD	28,000,000	01/15/23	—	—	2,529,049	2,529,049
Deutsche Bank AG	1.938%	Fixed	CPI	Maturity	USD	25,000,000	09/08/22	—	—	2,337,868	2,337,868
Deutsche Bank AG	1.540%	Fixed	CPI	Maturity	USD	20,000,000	07/15/25	—	—	3,302,721	3,302,721
Deutsche Bank AG	1.518%	Fixed	CPI	Maturity	USD	34,000,000	07/20/24	—	—	5,140,889	5,140,889
Morgan Stanley and Co. International	3.665%	Fixed	CPI	Maturity	USD	42,000,000	02/22/24	—	—	1,070,221	1,070,221

Total Appreciation										$147,833,996	$147,833,996

Total Appreciation (Depreciation)										$147,833,996	$147,833,996

Summary of the Portfolio’s investments as of April 30, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Bonds
Australia	—	$151,063,147	—	$151,063,147
Austria	—	909,480	—	909,480
Belgium	—	369,411	—	369,411
Canada	—	239,771,021	—	239,771,021
Denmark	—	1,295,426	—	1,295,426
Finland	—	3,542,872	—	3,542,872
France	—	21,111,862	—	21,111,862
Germany	—	75,978,651	—	75,978,651
Ireland	—	11,525,491	—	11,525,491
Italy	—	14,155,436	—	14,155,436
Japan	—	114,487,430	—	114,487,430
Netherlands	—	16,033,630	—	16,033,630
New Zealand	—	18,915,450	—	18,915,450
Norway	—	49,863,971	—	49,863,971
Spain	—	24,988,553	—	24,988,553
Supranational Organization Obligations	—	155,078,769	—	155,078,769

112

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CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Sweden	—	$22,903,234	—	$22,903,234
Switzerland	—	33,878,068	—	33,878,068
United Kingdom	—	91,048,149	—	91,048,149
United States	—	777,431,030	—	777,431,030
U.S. Treasury Obligations	—	194,262,949	—	194,262,949
Securities Lending Collateral	—	36,895,720	—	36,895,720
Forward Currency Contracts**	—	10,499,357	—	10,499,357
Swap Agreements**	—	147,833,996	—	147,833,996

TOTAL	—	$2,213,843,103	—	$2,213,843,103

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

113

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SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

		Face Amount^	Value†
		(000)
AGENCY OBLIGATIONS — (9.9%)
Federal National Mortgage Association
2.000%, 05/17/37 TBA		3,977	$3,726,132
2.500%, 05/17/37 TBA		4,709	4,505,740
2.000%, 05/12/52 TBA		5,322	4,694,378
2.500%, 05/12/52 TBA		6,489	5,919,397
3.000%, 05/12/52 TBA		8,364	7,886,349
Government National Mortgage Association
2.500%, 05/19/52 TBA		3,541	3,285,500
3.000%, 05/19/52 TBA		3,034	2,892,023

TOTAL AGENCY OBLIGATIONS			32,909,519

BONDS — (90.0%)
AUSTRALIA — (6.6%)
Australia & New Zealand Banking Group Ltd.
Ω 0.750%, 09/29/26	EUR	2,000	2,028,306
Australia Government Bond
Ω 1.000%, 11/21/31	AUD	650	379,221
Commonwealth Bank of Australia
Ω 1.875%, 09/15/31		1,200	996,325
FMG Resources August 2006 Pty Ltd.
Ω 4.500%, 09/15/27		1,150	1,089,625
Glencore Funding LLC
Ω 2.500%, 09/01/30		600	503,839
Ω 2.850%, 04/27/31		500	427,130
Macquarie Group Ltd.
Ω 0.350%, 03/03/28	EUR	500	462,986
National Australia Bank Ltd.
Ω 1.375%, 08/30/28	EUR	200	203,313
New South Wales Treasury Corp.
2.000%, 03/20/31	AUD	3,100	1,943,597
Ω 1.500%, 02/20/32	AUD	5,860	3,446,477
Queensland Treasury Corp.
Ω 1.500%, 08/20/32	AUD	1,700	988,533
South Australian Government Financing Authority
Ω 1.750%, 05/24/32	AUD	1,200	718,524
Treasury Corp. of Victoria
4.250%, 12/20/32	AUD	900	673,918
2.250%, 09/15/33	AUD	500	307,525
2.250%, 11/20/34	AUD	4,090	2,462,223
2.000%, 09/17/35	AUD	1,400	804,719

		Face Amount^	Value†
		(000)
AUSTRALIA — (Continued)
Westpac Banking Corp.
Ω 1.125%, 09/05/27	EUR	730	$740,677
2.150%, 06/03/31		2,600	2,219,176
Westpac Securities NZ Ltd.
Ω 0.100%, 07/13/27	EUR	1,880	1,796,459

TOTAL AUSTRALIA			22,192,573

AUSTRIA — (0.1%)
JAB Holdings BV
Ω 2.000%, 05/18/28	EUR	500	508,690

BELGIUM — (0.7%)
Anheuser-Busch InBev SA/NV
Ω 2.000%, 03/17/28	EUR	470	492,953
Dexia Credit Local SA
Ω 0.000%, 01/21/28	EUR	800	774,161
Euroclear Investments SA
Ω 1.125%, 12/07/26	EUR	900	925,034

TOTAL BELGIUM			2,192,148

CANADA — (13.2%)
Bank of Nova Scotia
2.450%, 02/02/32		1,000	848,488
Brookfield Finance, Inc.
4.850%, 03/29/29		600	614,817
Canadian Natural Resources Ltd.
2.950%, 07/15/30		500	447,857
Cenovus Energy, Inc.
4.400%, 04/15/29		400	396,295
CI Financial Corp.
3.200%, 12/17/30		1,000	846,515
CPPIB Capital, Inc.
Ω 1.125%, 12/14/29	GBP	2,350	2,722,550
Fairfax Financial Holdings Ltd.
4.625%, 04/29/30		500	488,651
ITC Holdings Corp.
Ω 2.950%, 05/14/30		1,000	903,486
Province of Alberta Canada
3.600%, 04/11/28	AUD	500	344,237
2.050%, 06/01/30	CAD	3,000	2,094,851
1.650%, 06/01/31	CAD	4,900	3,245,828
Province of British Columbia Canada
1.550%, 06/18/31	CAD	6,300	4,137,163
5.400%, 06/18/35	CAD	800	729,786

114

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CONTINUED

		Face Amount^	Value†
		(000)
CANADA — (Continued)
Province of Manitoba Canada
2.050%, 06/02/30	CAD	1,200	$834,774
2.050%, 06/02/31	CAD	5,790	3,956,706
Province of Nova Scotia Canada
2.000%, 09/01/30	CAD	5,650	3,900,398
5.800%, 06/01/33	CAD	500	460,954
Province of Ontario Canada
2.150%, 06/02/31	CAD	1,300	898,560
5.600%, 06/02/35	CAD	3,500	3,234,636
4.600%, 06/02/39	CAD	600	510,363
Province of Quebec Canada
1.900%, 09/01/30	CAD	3,200	2,201,303
1.500%, 09/01/31	CAD	3,100	2,018,445
5.000%, 12/01/38	CAD	400	356,128
Province of Saskatchewan Canada
2.200%, 06/02/30	CAD	3,000	2,114,163
2.150%, 06/02/31	CAD	4,500	3,107,282
Suncor Energy, Inc.
5.950%, 05/15/35		133	143,312
Toronto-Dominion Bank
3.200%, 03/10/32		1,500	1,368,071
TransCanada PipeLines Ltd.
4.625%, 03/01/34		1,000	988,444

TOTAL CANADA			43,914,063

DENMARK — (0.6%)
Denmark Government Bond
0.000%, 11/15/31	DKK	15,000	1,895,403

FINLAND — (3.0%)
Nokia Oyj
4.375%, 06/12/27		900	873,000
Nordea Bank Abp
Ω 0.500%, 05/14/27	EUR	3,780	3,748,729
OP Corporate Bank PLC
Ω 0.100%, 11/16/27	EUR	5,600	5,335,263

TOTAL FINLAND			9,956,992

FRANCE — (2.7%)
Banque Federative du Credit Mutuel SA
Ω 1.250%, 06/03/30	EUR	500	469,039
BNP Paribas SA
Ω 1.375%, 05/28/29	EUR	500	485,355
Ω 1.250%, 07/13/31	GBP	400	405,689
BPCE SA
Ω 2.700%, 10/01/29		1,500	1,333,632
Ω 0.250%, 01/14/31	EUR	500	436,621
Electricite de France SA
Ω 6.125%, 06/02/34	GBP	300	452,674
SNCF Reseau
Ω 5.250%, 12/07/28	GBP	750	1,112,212
Ω 5.250%, 01/31/35	GBP	650	1,045,160

		Face Amount^	Value†
		(000)
FRANCE — (Continued)
Societe Generale SA
Ω 0.750%, 01/25/27	EUR	500	$484,904
Societe Nationale SNCF SA
Ω 1.500%, 02/02/29	EUR	900	948,088
TotalEnergies Capital International SA
Ω 1.405%, 09/03/31	GBP	1,000	1,097,012
Vinci SA
Ω 2.750%, 09/15/34	GBP	700	838,268

TOTAL FRANCE			9,108,654

GERMANY — (1.4%)
Bayer Capital Corp. BV
Ω 2.125%, 12/15/29	EUR	500	511,982
BMW U.S. Capital LLC
Ω 4.150%, 04/09/30		1,000	993,430
Deutsche Bank AG
Ω 1.750%, 01/17/28	EUR	400	391,845
Deutsche Telekom AG
Ω 3.125%, 02/06/34	GBP	320	388,944
E.ON International Finance BV
6.375%, 06/07/32	GBP	250	390,623
Fresenius Medical Care U.S. Finance III, Inc.
Ω 2.375%, 02/16/31		750	609,580
Grand City Properties SA
Ω 0.125%, 01/11/28	EUR	900	793,530
Mercedes-Benz International Finance BV
Ω 0.625%, 05/06/27	EUR	500	500,447

TOTAL GERMANY			4,580,381

ITALY — (0.6%)
Intesa Sanpaolo SpA
Ω 2.500%, 01/15/30	GBP	400	452,904
UniCredit SpA
Ω 1.800%, 01/20/30	EUR	800	752,424
Ω 1.625%, 01/18/32	EUR	1,000	898,037

TOTAL ITALY			2,103,365

JAPAN — (2.5%)
Aircastle Ltd.
Ω 2.850%, 01/26/28		400	349,135
Japan Government Twenty Year Bond
2.100%, 09/20/28	JPY	106,000	921,822
1.800%, 09/20/31	JPY	60,000	530,002
1.500%, 03/20/34	JPY	70,000	611,361
1.200%, 09/20/35	JPY	40,000	339,144

115

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CONTINUED

		Face Amount^	Value†
		(000)
JAPAN — (Continued)
Mitsubishi UFJ Financial Group, Inc.
3.195%, 07/18/29		1,000	$918,824
Mizuho Financial Group, Inc.
Ω 0.402%, 09/06/29	EUR	1,000	909,293
Nissan Motor Co. Ltd.
Ω 4.810%, 09/17/30		1,450	1,358,734
Nomura Holdings, Inc.
2.172%, 07/14/28		1,000	870,440
Sumitomo Mitsui Financial Group, Inc.
2.724%, 09/27/29		1,000	890,399
2.222%, 09/17/31		1,000	827,240

TOTAL JAPAN			8,526,394

NETHERLANDS — (2.3%)
Allianz Finance II BV
Ω 1.500%, 01/15/30	EUR	900	917,430
Cooperatieve Rabobank UA
4.550%, 08/30/29	GBP	700	967,138
CTP NV
Ω 1.250%, 06/21/29	EUR	260	229,672
Ω 1.500%, 09/27/31	EUR	1,000	828,332
Digital Dutch Finco BV
Ω 1.000%, 01/15/32	EUR	1,000	832,752
ING Groep NV
Ω 2.000%, 09/20/28	EUR	500	511,099
Nederlandse Waterschapsbank NV
Ω 3.300%, 05/02/29	AUD	500	342,115
Shell International Finance BV
Ω 0.125%, 11/08/27	EUR	850	824,520
Ω 1.250%, 05/12/28	EUR	1,050	1,073,765
Ω 1.000%, 12/10/30	GBP	1,000	1,064,681

TOTAL NETHERLANDS			7,591,504

NEW ZEALAND — (0.6%)
New Zealand Government Bond
Ω 3.500%, 04/14/33	NZD	2,950	1,875,609

NORWAY — (0.4%)
Kommunalbanken AS
0.600%, 06/01/26	AUD	2,086	1,308,961

SINGAPORE — (0.6%)
Singapore Government Bond
2.875%, 09/01/30	SGD	2,550	1,890,903

SPAIN — (0.6%)
Banco Santander SA
1.849%, 03/25/26		600	545,315

		Face Amount^	Value†
		(000)
SPAIN — (Continued)
Merlin Properties Socimi SA
Ω 2.375%, 09/18/29	EUR	900	$898,384
SP Transmission PLC
Ω 2.000%, 11/13/31	GBP	435	494,382

TOTAL SPAIN			1,938,081

SUPRANATIONAL ORGANIZATION OBLIGATIONS — (2.5%)
Asian Development Bank
2.350%, 06/21/27	JPY	420,000	3,618,845
Inter-American Development Bank
1.000%, 08/04/28	AUD	2,000	1,194,794
International Bank for Reconstruction & Development
1.100%, 11/18/30	AUD	1,000	564,498
5.750%, 06/07/32	GBP	982	1,620,525
International Finance Corp.
Ω 3.150%, 06/26/29	AUD	300	203,626
1.500%, 04/15/35	AUD	2,500	1,314,291

TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS			8,516,579

SWITZERLAND — (0.8%)
Credit Suisse Group AG
4.550%, 04/17/26		700	698,044
Nestle Finance International Ltd.
Ω 0.125%, 11/12/27	EUR	600	589,086
Nestle Holdings, Inc.
Ω 1.375%, 06/23/33	GBP	800	865,060
Novartis Capital Corp.
2.200%, 08/14/30		600	533,720

TOTAL SWITZERLAND			2,685,910

UNITED KINGDOM — (4.2%)
Ashtead Capital, Inc.
Ω 2.450%, 08/12/31		900	733,944
AstraZeneca PLC
4.000%, 01/17/29		600	602,956
Barclays PLC
3.250%, 01/17/33	GBP	600	704,382
BAT International Finance PLC
Ω 2.250%, 06/26/28	GBP	400	441,544
Ω 2.250%, 01/16/30	EUR	500	469,365
BAT Netherlands Finance BV
Ω 3.125%, 04/07/28	EUR	100	103,671
British Telecommunications PLC
Ω 3.125%, 11/21/31	GBP	560	665,878

116

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CONTINUED

		Face Amount^	Value†
		(000)
UNITED KINGDOM — (Continued)
Centrica PLC
Ω 4.375%, 03/13/29	GBP	400	$530,968
CNH Industrial Finance Europe SA
Ω 1.750%, 03/25/27	EUR	500	514,833
Experian Finance PLC
Ω 2.750%, 03/08/30		1,000	902,682
HSBC Holdings PLC
Ω 2.625%, 08/16/28	GBP	400	475,336
Lloyds Banking Group PLC
4.550%, 08/16/28		1,000	996,788
National Grid Gas PLC
Ω 1.125%, 01/14/33	GBP	656	631,443
Nationwide Building Society
Ω 0.250%, 09/14/28	EUR	1,000	926,158
Network Rail Infrastructure Finance PLC
Ω 4.375%, 12/09/30	GBP	600	887,300
Prudential PLC
3.125%, 04/14/30		1,000	923,129
3.625%, 03/24/32		1,000	933,046
Southern Gas Networks PLC
Ω 1.250%, 12/02/31	GBP	1,250	1,291,524
Standard Chartered PLC
Ω 4.050%, 04/12/26		600	592,164
Vodafone Group PLC
Ω 1.625%, 11/24/30	EUR	470	469,652
6.150%, 02/27/37		200	220,939

TOTAL UNITED KINGDOM			14,017,702

UNITED STATES — (46.6%)
7-Eleven, Inc.
Ω 1.800%, 02/10/31		1,300	1,051,010
AbbVie, Inc.
2.625%, 11/15/28	EUR	450	489,431
Activision Blizzard, Inc.
#@ 1.350%, 09/15/30		750	610,516
Advance Auto Parts, Inc.
3.900%, 04/15/30		1,450	1,372,970
3.500%, 03/15/32		270	241,915
AECOM
5.125%, 03/15/27		750	741,562
Allstate Corp. (The)
5.950%, 04/01/36		1,400	1,593,149
Ally Financial, Inc.
8.000%, 11/01/31		300	356,884
Altria Group, Inc.
3.400%, 05/06/30		900	806,140
Amazon.com, Inc.
1.650%, 05/12/28		1,200	1,066,997

		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
American Campus Communities Operating Partnership LP
3.875%, 01/30/31		650	$657,717
American Tower Corp.
3.950%, 03/15/29		800	760,086
1.000%, 01/15/32	EUR	500	434,598
American Water Capital Corp.
3.450%, 06/01/29		600	573,956
Amgen, Inc.
Ω 4.000%, 09/13/29	GBP	356	472,577
Anthem, Inc.
2.875%, 09/15/29		650	595,852
Apple, Inc.
3.200%, 05/11/27		2,000	1,970,750
2.200%, 09/11/29		1,000	907,746
Ares Capital Corp.
3.200%, 11/15/31		300	239,689
Arrow Electronics, Inc.
3.875%, 01/12/28		1,000	976,769
Ashland LLC
Ω 3.375%, 09/01/31		1,400	1,211,000
Assurant, Inc.
2.650%, 01/15/32		1,000	814,367
Assured Guaranty U.S. Holdings, Inc.
3.150%, 06/15/31		1,000	886,369
AT&T, Inc.
4.350%, 03/01/29		600	605,725
Atmos Energy Corp.
1.500%, 01/15/31		750	609,522
AutoNation, Inc.
2.400%, 08/01/31		1,500	1,213,356
3.850%, 03/01/32		500	451,053
Avnet, Inc.
4.625%, 04/15/26		700	702,201
3.000%, 05/15/31		555	474,830
Ball Corp.
5.250%, 07/01/25		500	512,500
2.875%, 08/15/30		400	336,360
Bath & Body Works, Inc.
5.250%, 02/01/28		600	576,000
Berkshire Hathaway, Inc.
0.437%, 04/15/31	JPY	310,000	2,274,415
0.472%, 01/23/32	JPY	200,000	1,470,561
Biogen, Inc.
2.250%, 05/01/30		700	585,169
Black Hills Corp.
2.500%, 06/15/30		1,000	867,979
Block, Inc.
Ω 3.500%, 06/01/31		900	753,750
Boardwalk Pipelines LP
3.600%, 09/01/32		100	88,390

117

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CONTINUED

		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
Boeing Co.
3.200%, 03/01/29		1,000	$899,774
Booking Holdings, Inc.
3.550%, 03/15/28		600	585,297
Boston Properties LP
3.250%, 01/30/31		700	635,215
Boston Scientific Corp.
0.625%, 12/01/27	EUR	800	777,735
Broadcom, Inc.
Ω 3.187%, 11/15/36		550	434,241
Bunge Ltd. Finance Corp.
3.750%, 09/25/27		650	634,603
Capital One Financial Corp.
1.650%, 06/12/29	EUR	500	481,952
Celanese U.S. Holdings LLC
0.625%, 09/10/28	EUR	1,000	896,043
Centene Corp.
3.000%, 10/15/30		800	696,000
Chevron Corp.
2.236%, 05/11/30		1,100	980,090
Chevron USA, Inc.
3.850%, 01/15/28		1,500	1,511,301
3.250%, 10/15/29		3,100	2,982,480
Cigna Corp.
4.375%, 10/15/28		600	601,954
Citigroup, Inc.
Ω 1.625%, 03/21/28	EUR	1,000	1,012,624
Citrix Systems, Inc.
3.300%, 03/01/30		1,225	1,208,017
Clorox Co.
1.800%, 05/15/30		700	582,019
Comcast Corp.
5.500%, 11/23/29	GBP	350	513,063
Conagra Brands, Inc.
5.300%, 11/01/38		1,000	994,732
ConocoPhillips
6.500%, 02/01/39		300	370,594
Continental Resources, Inc.
4.375%, 01/15/28		1,000	974,720
Cox Communications, Inc.
Ω 3.500%, 08/15/27		650	630,711
Crown Castle International Corp.
3.800%, 02/15/28		600	577,607
CVS Health Corp.
3.250%, 08/15/29		650	605,426
DCP Midstream Operating LP
5.375%, 07/15/25		500	502,500
5.625%, 07/15/27		217	220,173
Dentsply Sirona, Inc.
3.250%, 06/01/30		650	578,344
Dick’s Sporting Goods, Inc.
3.150%, 01/15/32		500	417,506

		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
Discover Bank
4.650%, 09/13/28		600	$599,720
Discovery Communications LLC
1.900%, 03/19/27	EUR	900	914,098
Dow Chemical Co. (The)
1.125%, 03/15/32	EUR	267	243,378
DPL, Inc.
4.350%, 04/15/29		1,000	915,000
Duke Energy Corp.
3.300%, 06/15/41		1,000	809,091
Duquesne Light Holdings, Inc.
Ω 2.775%, 01/07/32		1,000	844,629
DXC Technology Co.
2.375%, 09/15/28		800	695,554
eBay, Inc.
1.400%, 05/10/26		488	444,148
Edison International
4.125%, 03/15/28		650	626,210
Energy Transfer LP
3.750%, 05/15/30		750	690,980
EnerSys
Ω 4.375%, 12/15/27		1,000	927,500
EOG Resources, Inc.
4.375%, 04/15/30		1,000	1,027,762
EPR Properties
3.750%, 08/15/29		1,000	885,471
EQM Midstream Partners LP
Ω 6.000%, 07/01/25		500	495,525
Equinix, Inc.
2.150%, 07/15/30		700	580,414
ERP Operating LP
4.150%, 12/01/28		600	599,913
Expedia Group, Inc.
3.250%, 02/15/30		650	579,821
FedEx Corp.
3.250%, 05/15/41		600	480,196
Fidelity National Information Services, Inc.
1.500%, 05/21/27	EUR	500	511,971
FirstEnergy Corp.
2.650%, 03/01/30		600	508,818
Five Corners Funding Trust II
Ω 2.850%, 05/15/30		500	442,758
Flowserve Corp.
2.800%, 01/15/32		2,000	1,646,874
Ford Motor Credit Co. LLC
4.134%, 08/04/25		350	336,000
2.900%, 02/16/28		250	214,375
5.113%, 05/03/29		650	615,875
Fox Corp.
4.709%, 01/25/29		900	905,401
5.476%, 01/25/39		800	828,139

118

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CONTINUED

		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
Franklin Resources, Inc.
1.600%, 10/30/30		1,000	$809,597
GATX Corp.
4.700%, 04/01/29		600	609,391
3.500%, 06/01/32		500	452,950
General Motors Financial Co., Inc.
5.650%, 01/17/29		600	616,966
Global Payments, Inc.
3.200%, 08/15/29		1,500	1,364,476
GLP Capital LP/GLP Financing II, Inc.
5.750%, 06/01/28		200	209,718
4.000%, 01/15/30		600	558,048
Goldman Sachs Group, Inc.
Ω 3.125%, 07/25/29	GBP	400	486,364
Goldman Sachs Group, Inc. (The)
Ω 1.875%, 12/16/30	GBP	331	359,045
Graphic Packaging International LLC
Ω 4.750%, 07/15/27		500	484,705
Ω 3.500%, 03/15/28		650	585,000
Hanesbrands, Inc.
Ω 4.625%, 05/15/24		500	499,375
HCA, Inc.
5.375%, 02/01/25		350	360,063
Hewlett Packard Enterprise Co.
4.900%, 10/15/25		150	154,520
Honeywell International, Inc.
2.250%, 02/22/28	EUR	450	483,505
Howmet Aerospace, Inc.
6.875%, 05/01/25		10	10,575
5.900%, 02/01/27		500	513,130
3.000%, 01/15/29		500	436,325
HP, Inc.
2.650%, 06/17/31		1,000	825,698
Humana, Inc.
3.125%, 08/15/29		650	599,707
Hyatt Hotels Corp.
4.375%, 09/15/28		1,000	966,393
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.750%, 09/15/24		400	390,000
Indiana Michigan Power Co.
6.050%, 03/15/37		500	563,717
Intercontinental Exchange, Inc.
2.100%, 06/15/30		500	432,220
International Business Machines Corp.
1.750%, 03/07/28	EUR	500	523,118

	Face Amount^	Value†
	(000)
UNITED STATES — (Continued)
Invitation Homes Operating Partnership LP
2.700%, 01/15/34	900	$731,512
Jabil, Inc.
1.700%, 04/15/26	700	631,461
3.600%, 01/15/30	1,000	923,257
Jackson Financial, Inc.
Ω 3.125%, 11/23/31	1,000	847,982
Jefferies Group LLC/Jefferies Group Capital Finance, Inc.
2.625%, 10/15/31	1,000	822,152
JPMorgan Chase & Co.
6.400%, 05/15/38	500	591,693
Juniper Networks, Inc.
2.000%, 12/10/30	1,200	984,555
KB Home
4.000%, 06/15/31	1,000	855,000
Kemper Corp.
3.800%, 02/23/32	1,000	895,269
Kilroy Realty LP
2.500%, 11/15/32	1,600	1,293,281
Kimco Realty Corp.
1.900%, 03/01/28	700	617,178
Kinder Morgan Energy Partners LP
6.950%, 01/15/38	500	569,288
Las Vegas Sands Corp.
3.900%, 08/08/29	1,000	859,647
Lazard Group LLC
4.500%, 09/19/28	500	496,025
Lear Corp.
3.800%, 09/15/27	265	255,584
Leidos, Inc.
2.300%, 02/15/31	1,000	823,745
Lennar Corp.
4.750%, 05/30/25	500	509,303
Lincoln National Corp.
3.400%, 01/15/31	700	652,582
LYB International Finance III LLC
3.375%, 10/01/40	1,500	1,215,405
Marriott International, Inc.
4.000%, 04/15/28	650	630,468
2.750%, 10/15/33	500	410,808
Masonite International Corp.
Ω 3.500%, 02/15/30	1,000	842,500
MGM Resorts International
4.625%, 09/01/26	350	329,536
Micron Technology, Inc.
3.366%, 11/01/41	1,000	794,824
Molina Healthcare, Inc.
Ω 3.875%, 11/15/30	1,000	901,990
Ω 3.875%, 05/15/32	250	219,495

119

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CONTINUED

		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
Mosaic Co.
4.050%, 11/15/27		800	$793,353
Motorola Solutions, Inc.
2.300%, 11/15/30		700	572,781
MPLX LP
1.750%, 03/01/26		700	639,296
Nasdaq, Inc.
1.750%, 03/28/29	EUR	500	504,336
National Fuel Gas Co.
2.950%, 03/01/31		1,000	854,768
Netflix, Inc.
5.875%, 11/15/28		700	721,000
NewMarket Corp.
2.700%, 03/18/31		1,000	860,049
NextEra Energy Operating Partners LP
Ω 4.250%, 07/15/24		400	397,076
Ω 4.500%, 09/15/27		300	284,169
NIKE, Inc.
2.850%, 03/27/30		2,500	2,327,261
Nordstrom, Inc.
4.000%, 03/15/27		885	820,167
NOV, Inc.
3.600%, 12/01/29		400	371,225
OneMain Finance Corp.
7.125%, 03/15/26		450	455,625
ONEOK, Inc.
6.350%, 01/15/31		300	327,586
Oracle Corp.
3.600%, 04/01/40		600	464,884
Ovintiv, Inc.
8.125%, 09/15/30		400	476,713
Phillips 66 Partners LP
3.150%, 12/15/29		700	646,630
Piedmont Operating Partnership LP
3.150%, 08/15/30		1,000	875,948
Plains All American Pipeline LP/PAA Finance Corp.
3.550%, 12/15/29		200	182,190
3.800%, 09/15/30		350	323,964
PNC Financial Services Group, Inc. (The)
3.450%, 04/23/29		1,200	1,156,399
PPG Industries, Inc.
2.800%, 08/15/29		650	599,928
Primerica, Inc.
2.800%, 11/19/31		1,000	874,054
Principal Financial Group, Inc.
3.700%, 05/15/29		177	171,050
6.050%, 10/15/36		947	1,099,086
Progress Energy, Inc.
7.000%, 10/30/31		290	338,883

		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
Progressive Corp.
3.000%, 03/15/32		200	$181,709
Public Storage
1.850%, 05/01/28		800	712,099
PulteGroup, Inc.
5.500%, 03/01/26		450	469,524
Radian Group, Inc.
4.500%, 10/01/24		350	340,813
Ralph Lauren Corp.
2.950%, 06/15/30		1,000	910,940
Realty Income Corp.
2.850%, 12/15/32		1,000	885,592
Reinsurance Group of America, Inc.
3.150%, 06/15/30		258	234,812
Ross Stores, Inc.
1.875%, 04/15/31		549	452,151
Royalty Pharma PLC
2.200%, 09/02/30		750	625,767
3.300%, 09/02/40		1,000	780,516
Seagate HDD Cayman
4.875%, 06/01/27		600	584,976
4.125%, 01/15/31		500	438,750
Sealed Air Corp.
Ω 4.000%, 12/01/27		1,000	940,000
Sensata Technologies BV
Ω 5.000%, 10/01/25		150	148,875
Sensata Technologies, Inc.
Ω 4.375%, 02/15/30		850	773,236
Sherwin-Williams Co.
2.950%, 08/15/29		650	597,409
Southwest Airlines Co.
5.125%, 06/15/27		600	621,983
Spirit Realty LP
2.100%, 03/15/28		800	696,392
Stellantis NV
Ω 4.500%, 07/07/28	EUR	600	690,070
STORE Capital Corp.
4.625%, 03/15/29		900	895,481
Stryker Corp.
2.125%, 11/30/27	EUR	500	529,374
Tapestry, Inc.
3.050%, 03/15/32		1,500	1,275,988
Taylor Morrison Communities, Inc.
Ω 5.750%, 01/15/28		1,000	977,500
Thermo Fisher Scientific, Inc.
1.950%, 07/24/29	EUR	500	523,273
TJX Cos., Inc.
1.150%, 05/15/28		700	599,370
Toll Brothers Finance Corp.
4.350%, 02/15/28		500	476,832
#@ 3.800%, 11/01/29		350	317,673

120

DFA GLOBAL CORE PLUS REAL RETURN PORTFOLIO

CONTINUED

		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
TRI Pointe Group, Inc./TRI Pointe Homes, Inc.
5.875%, 06/15/24		350	$355,355
Truist Financial Corp.
1.950%, 06/05/30		1,000	855,326
Twitter, Inc.
Ω 3.875%, 12/15/27		1,300	1,274,396
U.S. Bancorp
1.375%, 07/22/30		750	611,811
Utah Acquisition Sub, Inc.
Ω 3.125%, 11/22/28	EUR	550	571,942
Valero Energy Corp.
4.350%, 06/01/28		800	797,838
Verizon Communications, Inc.
1.375%, 11/02/28	EUR	500	503,628
Vontier Corp.
1.800%, 04/01/26		500	444,770
2.400%, 04/01/28		400	341,456
2.950%, 04/01/31		350	294,903
Vornado Realty LP
3.400%, 06/01/31		700	615,827
Walmart, Inc.
Ω 5.625%, 03/27/34	GBP	850	1,353,345
5.250%, 09/28/35	GBP	1,580	2,471,218
Walt Disney Co. (The)
6.400%, 12/15/35		700	840,806
Waste Management, Inc.
1.150%, 03/15/28		700	601,200
Wells Fargo & Co.
4.150%, 01/24/29		500	493,961
Ω 3.500%, 09/12/29	GBP	400	499,280
Ω 2.125%, 09/24/31	GBP	1,000	1,092,226
Welltower, Inc.
2.050%, 01/15/29		1,000	868,397

		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
Western Digital Corp.
4.750%, 02/15/26		350	$347,445
Western Power Distribution West Midlands PLC
Ω 5.750%, 04/16/32	GBP	300	447,227
Western Union Co. (The)
1.350%, 03/15/26		600	543,616
Westlake Corp.
1.625%, 07/17/29	EUR	500	489,984
Williams Cos., Inc.
8.750%, 03/15/32		500	646,969
WPC Eurobond BV
1.350%, 04/15/28	EUR	600	576,183
Yum! Brands, Inc.
Ω 4.750%, 01/15/30		700	665,875
3.625%, 03/15/31		500	429,630
Zimmer Biomet Holdings, Inc.
1.164%, 11/15/27	EUR	600	591,412

TOTAL UNITED STATES			155,472,901

TOTAL BONDS			300,276,813

TOTAL INVESTMENT SECURITIES (Cost $384,375,582)			333,186,332

		Shares
SECURITIES LENDING COLLATERAL — (0.1%)
@§ The DFA Short Term Investment Fund		26,994	312,243

TOTAL INVESTMENTS — (100.0%) (Cost $384,687,825)			$333,498,575

As of April 30, 2022, DFA Global Core Plus Real Return Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	2,088,388	NZD	3,011,265	ANZ Securities	05/05/22	$144,302
USD	23,481	NZD	34,930	Citibank, N.A.	05/05/22	930
USD	19,541	DKK	137,420	Citibank, N.A.	06/03/22	27
USD	1,141,839	DKK	7,769,449	HSBC Bank	06/03/22	38,579
USD	1,024,062	DKK	6,827,870	State Street Bank and Trust	06/03/22	54,506
USD	3,789,348	EUR	3,414,731	ANZ Securities	06/14/22	180,084
USD	3,781,567	EUR	3,438,370	HSBC Bank	06/14/22	147,318
USD	1,708,970	AUD	2,308,235	State Street Bank and Trust	06/21/22	76,651
USD	1,979,240	SGD	2,686,985	Societe Generale	06/23/22	36,408

121

DFA GLOBAL CORE PLUS REAL RETURN PORTFOLIO

CONTINUED

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	16,888,450	AUD	22,507,910	Bank of America Corp.	06/29/22	$969,198
USD	39,934,244	EUR	35,721,178	Morgan Stanley and Co. International	06/29/22	2,146,793
USD	2,710,814	JPY	329,253,473	Morgan Stanley and Co. International	06/29/22	168,534
USD	7,678,750	JPY	948,890,378	State Street Bank and Trust	07/06/22	349,697
USD	35,643,379	CAD	44,911,606	HSBC Bank	07/07/22	690,520
USD	31,661,599	GBP	24,302,344	State Street Bank and Trust	07/07/22	1,097,225
USD	368,109	CAD	471,842	State Street Bank and Trust	07/07/22	894
USD	1,726,902	EUR	1,589,388	State Street Bank and Trust	07/12/22	44,300

Total Appreciation						$6,145,966
NZD	117,643	USD	79,135	Citibank, N.A.	05/05/22	$(3,184)
DKK	524,151	USD	76,775	Citibank, N.A.	06/03/22	(2,346)
DKK	394,749	USD	58,806	HSBC Bank	06/03/22	(2,752)
DKK	303,025	USD	45,088	State Street Bank and Trust	06/03/22	(2,059)
AUD	287,569	USD	215,134	Citibank, N.A.	06/21/22	(11,773)
AUD	328,835	USD	234,892	State Street Bank and Trust	06/21/22	(2,349)
SGD	63,913	USD	46,970	Citibank, N.A.	06/23/22	(758)
EUR	533,660	USD	573,327	Citibank, N.A.	06/29/22	(8,797)
GBP	1,956,919	USD	2,545,173	Bank of America Corp.	07/07/22	(84,011)
CAD	696,997	USD	547,937	Bank of America Corp.	07/07/22	(5,493)
CAD	539,381	USD	426,574	Citibank, N.A.	07/07/22	(6,796)
GBP	297,946	USD	388,982	HSBC Bank	07/07/22	(14,264)

Total (Depreciation)						$(144,582)

Total Appreciation (Depreciation)						$6,001,384

As of April 30, 2022, DFA Global Core Plus Real Return Portfolio had entered into the following outstanding Inflation Swaps:

Counterparty	Payments made by Fund		Payments received by Fund	Payment Frequency	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value	Unrealized Appreciation (Depreciation)
Bank of America Corp	3.090%	Fixed	CPI	Maturity	USD	10,000,000	03/22/32	—	—	$131,266	$131,266
Bank of America Corp	2.770%	Fixed	CPI	Maturity	USD	4,000,000	05/04/24	—	—	352,998	352,998
Bank of America Corp	2.745%	Fixed	CPI	Maturity	USD	8,000,000	12/30/31	—	—	483,107	483,107
Bank of America Corp	2.725%	Fixed	CPI	Maturity	USD	11,000,000	04/29/24	—	—	981,888	981,888
Bank of America Corp	2.713%	Fixed	CPI	Maturity	USD	7,000,000	05/11/28	—	—	678,403	678,403
Bank of America Corp	2.665%	Fixed	CPI	Maturity	USD	6,000,000	04/30/26	—	—	592,801	592,801
Bank of America Corp	2.664%	Fixed	CPI	Maturity	USD	11,000,000	12/20/31	—	—	781,611	781,611
Bank of America Corp	2.657%	Fixed	CPI	Maturity	USD	11,000,000	01/20/32	—	—	713,433	713,433
Bank of America Corp	2.648%	Fixed	CPI	Maturity	USD	5,000,000	04/29/26	—	—	498,424	498,424
Bank of America Corp	2.635%	Fixed	CPI	Maturity	USD	7,000,000	05/03/28	—	—	721,901	721,901

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CONTINUED

Counterparty	Payments made by Fund		Payments received by Fund	Payment Frequency	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value	Unrealized Appreciation (Depreciation)
Bank of America Corp	2.620%	Fixed	CPI	Maturity	USD	10,000,000	04/30/28	—	—	$1,041,196	$1,041,196
Bank of America Corp	2.620%	Fixed	CPI	Maturity	USD	6,000,000	08/20/27	—	—	506,015	506,015
Bank of America Corp	2.595%	Fixed	CPI	Maturity	USD	13,000,000	04/29/28	—	—	1,378,755	1,378,755
Bank of America Corp	2.585%	Fixed	CPI	Maturity	USD	7,000,000	08/26/28	—	—	604,884	604,884
Bank of America Corp	2.582%	Fixed	CPI	Maturity	USD	7,000,000	08/05/30	—	—	662,923	662,923
Bank of America Corp	2.570%	Fixed	CPI	Maturity	USD	3,000,000	07/19/28	—	—	289,141	289,141
Bank of America Corp	2.550%	Fixed	CPI	Maturity	USD	5,000,000	05/04/31	—	—	571,099	571,099
Bank of America Corp	2.546%	Fixed	CPI	Maturity	USD	40,000,000	04/29/31	—	—	4,584,536	4,584,536
Bank of America Corp	2.538%	Fixed	CPI	Maturity	USD	9,000,000	09/27/31	—	—	813,039	813,039
Bank of America Corp	2.535%	Fixed	CPI	Maturity	USD	4,000,000	04/29/36	—	—	485,714	485,714
Bank of America Corp	2.533%	Fixed	CPI	Maturity	USD	3,000,000	05/03/36	—	—	366,021	366,021
Bank of America Corp	2.533%	Fixed	CPI	Maturity	USD	6,000,000	08/18/31	—	—	585,923	585,923
Bank of America Corp	2.490%	Fixed	CPI	Maturity	USD	3,000,000	08/20/31	—	—	303,998	303,998
Citibank, N.A	2.807%	Fixed	CPI	Maturity	USD	11,000,000	05/03/24	—	—	953,069	953,069
Deutsche Bank AG	3.120%	Fixed	CPI	Maturity	USD	7,000,000	11/22/28	—	—	298,477	298,477
Deutsche Bank AG	3.089%	Fixed	CPI	Maturity	USD	4,000,000	11/03/26	—	—	209,408	209,408
Deutsche Bank AG	2.816%	Fixed	CPI	Maturity	USD	6,000,000	12/30/28	—	—	332,870	332,870
Deutsche Bank AG	2.783%	Fixed	CPI	Maturity	USD	7,000,000	11/03/31	—	—	458,750	458,750
Deutsche Bank AG	2.678%	Fixed	CPI	Maturity	USD	7,000,000	08/03/28	—	—	600,887	600,887
Deutsche Bank AG	2.678%	Fixed	CPI	Maturity	USD	7,000,000	10/12/31	—	—	533,346	533,346
Deutsche Bank AG	2.658%	Fixed	CPI	Maturity	USD	3,000,000	06/03/28	—	—	295,697	295,697
Deutsche Bank AG	2.600%	Fixed	CPI	Maturity	USD	5,000,000	06/14/26	—	—	484,276	484,276
Deutsche Bank AG	2.596%	Fixed	CPI	Maturity	USD	4,000,000	06/09/28	—	—	406,243	406,243
Deutsche Bank AG	2.553%	Fixed	CPI	Maturity	USD	3,000,000	06/03/36	—	—	346,234	346,234
Deutsche Bank AG	2.550%	Fixed	CPI	Maturity	USD	7,000,000	08/23/28	—	—	625,861	625,861
Deutsche Bank AG	2.548%	Fixed	CPI	Maturity	USD	7,000,000	09/13/33	—	—	661,761	661,761
Deutsche Bank AG	2.529%	Fixed	CPI	Maturity	USD	4,000,000	07/02/29	—	—	414,868	414,868
Deutsche Bank AG	2.528%	Fixed	CPI	Maturity	USD	6,000,000	07/27/30	—	—	610,267	610,267
Deutsche Bank AG	2.515%	Fixed	CPI	Maturity	USD	4,000,000	06/09/36	—	—	479,316	479,316

123

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CONTINUED

Counterparty	Payments made by Fund		Payments received by Fund	Payment Frequency	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value	Unrealized Appreciation (Depreciation)
Deutsche Bank AG	2.514%	Fixed	CPI	Maturity	USD	5,000,000	06/16/28	—	—	$530,596	$530,596
Deutsche Bank AG	2.468%	Fixed	CPI	Maturity	USD	5,000,000	06/21/29	—	—	552,248	552,248
Deutsche Bank AG	2.465%	Fixed	CPI	Maturity	USD	5,000,000	07/19/31	—	—	556,446	556,446
Deutsche Bank AG	2.456%	Fixed	CPI	Maturity	USD	5,000,000	07/14/31	—	—	564,394	564,394
Deutsche Bank AG	2.430%	Fixed	CPI	Maturity	USD	3,000,000	08/23/33	—	—	336,133	336,133

Total Appreciation										$28,380,223	$28,380,223

Total Appreciation (Depreciation)										$28,380,223	$28,380,223

Summary of the Portfolio’s investments as of April 30, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Agency Obligations	—	$32,909,519	—	$32,909,519
Bonds
Australia	—	22,192,573	—	22,192,573
Austria	—	508,690	—	508,690
Belgium	—	2,192,148	—	2,192,148
Canada	—	43,914,063	—	43,914,063
Denmark	—	1,895,403	—	1,895,403
Finland	—	9,956,992	—	9,956,992
France	—	9,108,654	—	9,108,654
Germany	—	4,580,381	—	4,580,381
Italy	—	2,103,365	—	2,103,365
Japan	—	8,526,394	—	8,526,394
Netherlands	—	7,591,504	—	7,591,504
New Zealand	—	1,875,609	—	1,875,609
Norway	—	1,308,961	—	1,308,961
Singapore	—	1,890,903	—	1,890,903
Spain	—	1,938,081	—	1,938,081
Supranational Organization Obligations	—	8,516,579	—	8,516,579
Switzerland	—	2,685,910	—	2,685,910
United Kingdom	—	14,017,702	—	14,017,702
United States	—	155,472,901	—	155,472,901
Securities Lending Collateral	—	312,243	—	312,243
Forward Currency Contracts**	—	6,001,384	—	6,001,384
Swap Agreements**	—	28,380,223	—	28,380,223

TOTAL	—	$367,880,182	—	$367,880,182

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

124

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SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

	Face Amount^	Value†
	(000)
MUNICIPAL BONDS — (100.0%)
ALABAMA — (1.6%)
Alabama Federal Aid Highway Finance Authority
¤ 5.000%, 09/01/32	1,010	$1,112,527
¤ 5.000%, 09/01/33	2,540	2,797,840
5.000%, 09/01/34	4,670	5,144,060
¤ 5.000%, 09/01/36	4,000	4,406,047
Alabama State (GO) Series A
5.000%, 08/01/23	2,200	2,279,441
Tuscaloosa County Board of Education (ST)
¤ 5.000%, 02/01/43 (Pre-refunded @ $100, 2/1/27)	1,090	1,206,938
Water Works Board of the City of Birmingham (RB) Series B
¤ 5.000%, 01/01/45 (Pre-refunded @ $100, 1/1/25)	5,625	6,003,461

TOTAL ALABAMA		22,950,314

ALASKA — (0.2%)
City of Anchorage (GO) Series B
5.000%, 09/01/23	600	622,250
City of Anchorage (GO) Series D
5.000%, 09/01/23	2,585	2,680,858

TOTAL ALASKA		3,303,108

ARIZONA — (0.6%)
Arizona State University (RB) Series A
¤ 5.000%, 07/01/42 (Pre-refunded @ $100, 7/1/22)	4,000	4,024,174
City of Phoenix (GO)
5.000%, 07/01/27	1,500	1,675,479
City of Tucson (GO) Series A
5.000%, 07/01/22	500	503,014
Maricopa County High School District No. 210-Phoenix (GO)
3.000%, 07/01/23	650	657,129

	Face Amount^	Value†
	(000)
ARIZONA — (Continued)
Town of Gilbert
5.000%, 07/15/27	1,500	$1,678,863

TOTAL ARIZONA		8,538,659

CALIFORNIA — (4.3%)
City of San Francisco Public Utilities Commission Water Revenue
4.000%, 11/01/30	7,765	8,098,924
Los Angeles Unified School District
5.000%, 07/01/25	4,920	5,285,884
5.000%, 07/01/26	1,080	1,182,453
Los Angeles Unified School District (GO) Series A
5.000%, 07/01/23	6,935	7,171,781
5.000%, 07/01/26	1,055	1,155,081
Palomar Community College District (GO)
¤ 5.000%, 05/01/31 (Pre-refunded @ $100, 5/01/25)	790	848,559
San Diego Unified School District (GO) Series N-2
5.000%, 07/01/23	2,700	2,791,869
Santa Clara County Financing Authority (RB) Series A
5.000%, 05/01/25	540	578,734
5.000%, 05/01/26	1,435	1,568,228
State of California (GO)
3.000%, 03/01/26	2,000	2,031,563
5.000%, 08/01/26	9,000	9,894,813
5.000%, 12/01/26	5,535	6,121,626
3.500%, 08/01/27	1,500	1,558,558
5.000%, 08/01/27	4,000	4,462,221
5.000%, 12/01/27	1,590	1,782,239
5.000%, 04/01/28	2,500	2,804,833
State of California (GO) Series B
5.000%, 09/01/25	3,140	3,390,845
5.000%, 09/01/26	1,000	1,101,080
State of California
5.000%, 10/01/29	1,000	1,086,452

TOTAL CALIFORNIA		62,915,743

125

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CONTINUED

	Face Amount^	Value†
	(000)
COLORADO — (1.1%)
City & County of Denver (GO)
5.000%, 08/01/27	2,920	$3,268,054
City of Colorado Springs CO Utilities System Revenue (RB) Series A-1
5.000%, 11/15/26	3,000	3,309,968
City of Colorado Springs Utilities System Revenue (RB) Series A
5.000%, 11/15/23	1,650	1,722,208
City of Colorado Springs Utilities System Revenue (RB) Series B
5.000%, 11/15/25	550	596,769
Denver City & County School District No. 1 (GO) (ST AID WITHHLDG) Series B
5.000%, 12/01/24	900	958,169
El Paso County School District No. 2 Harrison (GO) (ST AID WITHHLDG)
5.000%, 12/01/23	1,825	1,904,431
5.000%, 12/01/26	335	371,729
Garfield Pitkin & Eagle Counties School District No. Re-1 Roaring Fork (GO) (ST AID WITHHLDG)
¤ 5.000%, 12/15/29 (Pre-refunded @ $100, 12/15/25)	520	564,421
Jefferson County School District R-1 (GO) (ST AID WITHHLDG) Series 1
5.250%, 12/15/24	1,000	1,072,586
Weld County School District No. 6 Greeley (GO) (ST AID WITHHLDG)
5.000%, 12/01/25	390	424,511
Weld County School District No. RE-4 (GO) (ST AID WITHHLDG)
4.000%, 12/01/23	2,425	2,494,287

TOTAL COLORADO		16,687,133

CONNECTICUT — (0.4%)
City of Danbury (GO) Series A
4.000%, 07/15/25	1,200	1,258,102

	Face Amount^	Value†
	(000)
CONNECTICUT — (Continued)
City of Danbury (GO) Series B
4.000%, 07/15/26	735	$779,209
4.000%, 07/15/27	700	749,376
City of Middletown (GO)
5.000%, 04/01/23	950	976,560
Town of Windsor (GO)
5.000%, 06/15/25	1,420	1,531,788

TOTAL CONNECTICUT		5,295,035

DELAWARE — (0.5%)
County of New Castle Series
5.000%, 10/01/23	1,500	1,560,447
Delaware State (GO)
5.000%, 03/01/26	2,000	2,191,798
New Castle County (GO)
5.000%, 10/01/23	2,275	2,366,678
New Castle County (GO) Series B
5.000%, 07/15/22	1,450	1,460,914

TOTAL DELAWARE		7,579,837

DISTRICT OF COLUMBIA — (0.6%)
District of Columbia
4.000%, 02/01/27	1,060	1,128,144
District of Columbia (GO) Series E
5.000%, 06/01/26	1,875	2,054,430
Washington Metropolitan Area Transit Authority (RB) Series A-1
5.000%, 07/01/27	4,535	5,048,223

TOTAL DISTRICT OF COLUMBIA		8,230,797

FLORIDA — (2.8%)
Collier County Water-Sewer District (RB)
5.000%, 07/01/25	345	370,983
Florida Department of Environmental Protection (RB) Series A
5.000%, 07/01/26	5,000	5,486,748
Florida State (GO)
5.000%, 07/01/27	7,000	7,856,843
5.000%, 07/01/24	500	528,416
Florida State (GO) Series A
5.000%, 06/01/23	700	722,254
5.000%, 06/01/24	225	237,196
Florida State (GO) Series B
5.000%, 06/01/23	650	670,665

126

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CONTINUED

	Face Amount^	Value†
	(000)
FLORIDA — (Continued)
5.000%, 06/01/25	3,000	$3,230,734
Florida State (GO) Series C
5.000%, 06/01/26	12,000	13,187,461
Miami-Dade County (GO)
5.000%, 07/01/23	1,955	2,021,520
Miami-Dade County (GO) Series A
5.000%, 07/01/26	1,810	1,983,952
Palm County Beach (RB) Series D
¤ 5.000%, 12/01/28 (Pre-refunded @ $100, 12/1/25)	1,600	1,740,437
¤ 5.000%, 12/01/29 (Pre-refunded @ $100, 12/1/25)	2,050	2,229,936

TOTAL FLORIDA		40,267,145

GEORGIA — (3.4%)
Athens-Clarke County Unified Government (GO)
5.000%, 12/01/23	2,500	2,609,604
City of Cartersville (GO) (ST AID WITHHLDG)
5.000%, 10/01/25	1,250	1,354,255
Georgia State
5.000%, 02/01/25	2,500	2,676,319
5.000%, 02/01/31	6,705	7,395,520
Georgia State (GO) Series A
5.000%, 07/01/25	5,000	5,400,308
5.000%, 07/01/26	1,200	1,321,310
5.000%, 07/01/27	8,000	8,979,249
Georgia State (GO) Series C-1
5.000%, 07/01/24	3,200	3,381,862
Georgia State Road & Tollway Authority (RB) (MUN GOVT GTD)
5.000%, 10/01/23	1,580	1,643,446
Gwinnett County School District (GO) Series B
5.000%, 08/01/27	6,000	6,733,973
Gwinnett County Water & Sewerage Authority (RB)
4.000%, 08/01/23	3,000	3,071,670
Henry County (GO)
5.000%, 05/01/22	400	400,000
Henry County School District (GO) (ST AID WITHHLDG)
4.000%, 08/01/27	3,950	4,226,131

TOTAL GEORGIA		49,193,647

	Face Amount^	Value†
	(000)
HAWAII — (2.0%)
5.000%, 03/01/27	4,850	$5,377,870
City & County of Honolulu (GO) Series B
5.000%, 10/01/23	2,150	2,234,807
5.000%, 10/01/25	450	486,304
5.000%, 10/01/26	430	463,960
City & County of Honolulu (GO) Series C
5.000%, 10/01/25	2,000	2,161,353
Hawaii State (GO)
5.000%, 10/01/26	1,760	1,937,720
Hawaii State (GO) Series EF
5.000%, 11/01/22	300	305,076
Hawaii State (GO) Series EH-2017
5.000%, 08/01/23	970	1,004,418
Hawaii State (GO) Series FH
5.000%, 10/01/23	2,050	2,130,863
4.000%, 10/01/30	4,960	5,215,006
Hawaii State (GO) Series FK
5.000%, 05/01/23	1,800	1,852,616
Hawaii State
5.000%, 10/01/27	3,505	3,780,620
Hawaii State (GO) (ETM) Series EH
5.000%, 08/01/23	1,225	1,268,619
Hawaii State (GO) (ETM) Series EH-2017
5.000%, 08/01/23	305	315,860
Maui County (GO)
5.000%, 03/01/25	750	803,259

TOTAL HAWAII		29,338,351

IOWA — (0.3%)
City of Ankeny (GO) Series A
5.000%, 06/01/22	1,320	1,323,925
City of Urbandale
5.000%, 06/01/27	1,040	1,156,903
Iowa Finance Authority (RB)
¤ 5.000%, 07/01/25 (Pre-refunded @ $100, 7/1/23)	1,245	1,284,596
¤ 5.000%, 08/01/28 (Pre-refunded @ $100, 8/1/23)	1,000	1,035,608

TOTAL IOWA		4,801,032

KANSAS — (0.7%)
City of Lawrence (GO) Series I
4.500%, 05/01/22	5,000	5,000,000

127

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CONTINUED

	Face Amount^	Value†
	(000)
KANSAS — (Continued)
City of Merriam (GO)
5.000%, 10/01/25	200	$217,023
City of Shawnee
4.000%, 12/01/26	1,125	1,196,400
City of Wichita (GO) Series 828
4.000%, 06/01/23	700	714,905
Johnson County (GO) Series B
5.000%, 09/01/22	1,405	1,421,324
Johnson County Unified School District No. 229 Blue Valley (GO) Series A
5.000%, 10/01/26	1,500	1,652,783

TOTAL KANSAS		10,202,435

KENTUCKY — (0.4%)
Louisville & Jefferson County Metropolitan Government (GO) Series A
5.000%, 12/01/22	1,500	1,528,673
5.000%, 12/01/25	3,800	4,130,817

TOTAL KENTUCKY		5,659,490

LOUISIANA — (0.5%)
Louisiana Local Government Environmental Facilities & Community Dev. Auth (RB)
¤ 5.000%, 10/01/39 (Pre-refunded @ $100, 10/1/24)	1,000	1,060,380
Louisiana State
5.000%, 04/01/27	3,725	4,118,106
Louisiana State (GO) Series C
5.000%, 07/15/22	250	251,851
5.000%, 08/01/23	1,100	1,138,341

TOTAL LOUISIANA		6,568,678

MAINE — (0.2%)
City of Portland
5.000%, 05/01/27	1,000	1,114,793
Maine Governmental Facilities Authority (RB) Series A
¤ 5.000%, 10/01/25 (Pre-refunded @ $100, 10/1/23)	1,000	1,039,587

	Face Amount^	Value†
	(000)
MAINE — (Continued)
Maine State (GO) Series B
5.000%, 06/01/23	495	$510,684

TOTAL MAINE		2,665,064

MARYLAND — (7.5%)
Anne County Arundel (GO)
5.000%, 04/01/23	4,000	4,112,200
5.000%, 10/01/28	6,560	7,484,560
Baltimore County (GO)
3.000%, 11/01/24	5,015	5,090,776
Charles County (GO)
5.000%, 10/01/28	4,370	4,985,903
City of Baltimore (GO) Series B
5.000%, 10/15/22	645	655,110
County of Prince George’s MD (GO) Series B
4.000%, 07/15/22	1,000	1,005,559
Harford County (GO)
4.000%, 10/01/22	1,750	1,767,107
Harford County (GO) Series A
5.000%, 10/01/26	3,625	4,010,182
Harford County (GO) Series B
5.000%, 01/15/26	2,335	2,547,889
Howard County (GO) Series A
5.000%, 08/15/22	800	808,111
5.000%, 02/15/28	3,000	3,390,996
Howard County (GO) Series D
5.000%, 02/15/24	4,000	4,195,909
5.000%, 02/15/25	8,390	8,982,055
Maryland State (GO) Series
5.000%, 03/15/27	6,495	7,241,211
Maryland State (GO) Series A
5.000%, 03/15/26	1,000	1,094,442
5.000%, 08/01/26	2,500	2,755,979
5.000%, 03/15/28	8,030	9,092,227
Maryland State (GO) Series B
4.000%, 08/01/23	1,785	1,827,866
5.000%, 08/01/26	6,500	7,165,545
Maryland State (GO) Series C
4.000%, 03/01/28	5,000	5,372,315
Montgomery County (GO) Series A
4.000%, 08/01/22	5,000	5,034,087

128

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CONTINUED

	Face Amount^	Value†
	(000)
MARYLAND — (Continued)
Montgomery County (GO) Series C
5.000%, 10/01/27	6,655	$7,484,936
Montgomery County (GO) Series D
3.000%, 11/01/23	2,000	2,027,772
Washington Suburban Sanitary Commission (RB) (CNTY GTD)
5.000%, 06/01/24	4,325	4,561,238
3.000%, 06/01/26	2,080	2,121,227
Wicomico County (GO) Series
5.000%, 12/01/25	1,000	1,087,773
5.000%, 12/01/27	2,315	2,606,402

TOTAL MARYLAND		108,509,377

MASSACHUSETTS — (4.0%)
City of Cambridge (GO)
5.000%, 02/15/28	4,055	4,595,152
City of Framingham (GO)
5.000%, 06/15/23	1,100	1,135,557
City of Quincy (GO)
1.500%, 09/16/22	1,000	1,000,702
City of Springfield (GO) (ST AID WITHHLDG)
5.000%, 09/01/27	1,065	1,190,075
City of Springfield
5.000%, 03/01/28	2,055	2,312,511
Commonwealth of Massachusetts
5.000%, 11/01/25	10,220	11,091,303
5.000%, 07/01/26	500	548,053
5.000%, 07/01/29	4,250	4,634,124
Commonwealth of Massachusetts (GO) Series B
5.250%, 08/01/23	1,140	1,185,221
5.000%, 07/01/28	1,070	1,209,711
Commonwealth of Massachusetts (GO) Series C
5.000%, 04/01/23	4,000	4,113,303
5.000%, 08/01/24	1,360	1,438,472
Commonwealth of Massachusetts (GO) Series E
5.000%, 11/01/27	1,000	1,120,157
Massachusetts School Building Authority (RB) (ETM) Series A
5.000%, 11/15/25	3,240	3,521,436

	Face Amount^	Value†
	(000)
MASSACHUSETTS — (Continued)
Massachusetts Water Resources Authority (RB) (AGM) Series B
5.250%, 08/01/28	9,000	$10,315,816
Town of Lexington (GO)
4.000%, 02/15/27	1,000	1,067,926
Town of Nantucket
5.000%, 10/01/23	1,775	1,846,277
Town of Norwood (GO)
5.000%, 03/15/28	1,430	1,616,668
Town of Watertown (GO)
5.000%, 04/15/23	1,895	1,949,351
Town of Wellesley (GO)
5.000%, 12/01/26	1,865	2,072,039

TOTAL MASSACHUSETTS		57,963,854

MICHIGAN — (0.1%)
Michigan State (GO) Series A
5.000%, 05/01/25	1,500	1,612,537

MINNESOTA — (3.7%)
City of Lakeville (GO) Series A
4.000%, 02/01/27	1,080	1,151,921
City of Minneapolis
4.000%, 12/01/28	3,500	3,801,614
City of Saint Paul
5.000%, 09/01/27	1,055	1,181,128
Hennepin County (GO) Series
5.000%, 12/01/31	1,310	1,460,473
Hennepin County (GO) Series A
5.000%, 12/01/23	1,500	1,566,478
Lakeville Independent School District No. 194 (SD CRED PROG) Series B
4.000%, 02/01/26	1,115	1,172,745
Lakeville Independent School District No. 194 (GO) (SD CRED PROG) Series C
5.000%, 02/01/25	3,745	3,992,646
5.000%, 02/01/26	1,730	1,881,005
Metropolitan Council (GO)
5.000%, 03/01/27	4,360	4,855,888
Metropolitan Council (GO) Series C
5.000%, 03/01/24	6,250	6,558,717
Metropolitan Council (GO) Series D
5.000%, 03/01/28	1,780	2,013,314

129

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CONTINUED

	Face Amount^	Value†
	(000)
MINNESOTA — (Continued)
Minneapolis Special School District No. 1 (GO) (SD CRED PROG) Series A
5.000%, 02/01/24	480	$502,192
Minnesota State
4.000%, 08/01/26	1,000	1,062,314
Minnesota State (GO) Series A
5.000%, 08/01/25	7,000	7,571,545
5.000%, 08/01/28	6,000	6,821,087
Minnesota State (GO) Series B
2.000%, 08/01/22	1,300	1,302,194
Ramsey County (GO) Series A
5.000%, 02/01/23	450	460,683
University of Minnesota (RB) Series B
5.000%, 10/01/25	800	863,181
West State Paul-Mendota Heights-Eagan Independent School District No. 197 (GO) (SD CRED PROG) Series A
5.000%, 02/01/24	3,250	3,401,966
White Bear Lake Independent School District No. 624
5.000%, 02/01/27	1,520	1,683,070

TOTAL MINNESOTA		53,304,161

MISSISSIPPI — (0.4%)
Mississippi State (GO)
5.000%, 10/01/28	1,130	1,263,092
Mississippi State
5.000%, 11/01/33	4,600	5,082,231

TOTAL MISSISSIPPI		6,345,323

MISSOURI — (0.6%)
City of Kansas City (GO) Series A
3.000%, 02/01/23	1,980	1,996,842
4.000%, 02/01/27	1,000	1,059,692
City of Kansas City Sanitary Sewer System Revenue (RB) Series B
5.000%, 01/01/26	1,000	1,085,564
Columbia School District (GO) Series B
5.000%, 03/01/23	2,500	2,563,647

	Face Amount^	Value†
	(000)
MISSOURI — (Continued)
North Kansas City School District No. 74 (GO) (ST AID DIR DEP)
4.000%, 03/01/26	1,845	$1,943,722

TOTAL MISSOURI		8,649,467

NEBRASKA — (1.4%)
Douglas County School District No. 17 (GO)
4.000%, 12/15/26	3,000	3,191,612
Lancaster County School District 001 (GO)
5.000%, 01/15/27	2,580	2,860,667
Metropolitan Utilities District of Omaha Gas System Revenue (RB)
5.000%, 12/01/27	4,275	4,806,023
Omaha School District (GO)
5.000%, 12/15/25	1,345	1,457,391
5.000%, 12/15/26	3,975	4,375,553
Sarpy County
5.000%, 06/01/26	1,110	1,216,537
5.000%, 06/01/27	2,535	2,803,402

TOTAL NEBRASKA		20,711,185

NEVADA — (2.7%)
Clark County (GO) Series B
5.000%, 11/01/24	8,665	9,211,100
Las Vegas Valley Water District (GO) Series
5.000%, 06/01/27	6,115	6,823,395
Las Vegas Valley Water District (GO) Series C
5.000%, 06/01/28	2,500	2,830,538
Nevada State (GO) Series D
5.000%, 04/01/25	11,625	12,472,101
Washoe County
5.000%, 03/01/26	2,460	2,679,896
5.000%, 03/01/27	1,170	1,294,541
Washoe County School District (GO) Series B
5.000%, 04/01/26	3,000	3,268,678

TOTAL NEVADA		38,580,249

NEW HAMPSHIRE — (0.4%)
City of Nashua (GO)
4.000%, 07/15/24	2,000	2,071,993

130

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CONTINUED

	Face Amount^	Value†
	(000)
NEW HAMPSHIRE — (Continued)
New Hampshire State (GO) Series A
5.000%, 03/01/28	3,545	$4,015,817

TOTAL NEW HAMPSHIRE		6,087,810

NEW JERSEY — (1.8%)
City of Hoboken (GO)
3.000%, 02/01/27	1,000	1,011,825
Monmouth County (GO)
5.000%, 07/15/26	1,665	1,829,760
New Jersey Economic Dev. Authority
¤ 5.500%, 06/15/30	16,015	18,080,056
New Jersey Institute of Technology (RB) Series A
¤ 5.000%, 07/01/42 (Pre-refunded @ $100, 7/1/22)	4,860	4,889,371

TOTAL NEW JERSEY		25,811,012

NEW MEXICO — (0.7%)
City of Albuquerque (GO) Series A
5.000%, 07/01/28	3,370	3,816,159
New Mexico State (GO) Series B
5.000%, 03/01/24	100	104,847
New Mexico State Severance Tax Permanent Fund (RB) Series D
5.000%, 07/01/26	5,580	6,127,843

TOTAL NEW MEXICO		10,048,849

NEW YORK — (4.8%)
5.000%, 08/01/26	4,150	4,529,376
City of New York (GO) Series E
5.000%, 08/01/26	3,825	4,174,665
City of New York (GO) Series J
5.000%, 08/01/22	650	655,897
New Rochelle City School District (GO) (ST AID WITHHLDG) Series A
5.000%, 06/15/24	1,505	1,585,083
5.000%, 06/15/25	1,655	1,781,152
New York State Dormitory Authority (RB)
5.000%, 02/15/25	155	165,462

	Face Amount^	Value†
	(000)
NEW YORK — (Continued)
New York State Dormitory Authority (RB) Series A
5.000%, 03/15/28	6,310	$7,078,915
¤ 5.000%, 07/01/42 (Pre-refunded @ $100, 7/1/22)	3,000	3,018,130
New York State Dormitory Authority (RB) Series A-
5.000%, 02/15/33	1,260	1,363,330
New York State Dormitory Authority (RB) Series B
5.000%, 02/15/24	700	733,907
New York State Dormitory Authority (RB) Series C
5.000%, 03/15/27	14,000	15,533,851
New York State Dormitory Authority (RB) Series D
5.000%, 03/15/25	2,670	2,855,013
New York State Dormitory Authority (RB) Series E
5.000%, 03/15/26	6,755	7,359,050
5.000%, 03/15/27	7,000	7,766,926
5.000%, 03/15/29	2,000	2,267,364
New York State Dormitory Authority (RB) (ETM) Series A
5.000%, 02/15/25	345	368,703
New York State Urban Development Corp. (RB) Series A
5.000%, 03/15/26	6,890	7,503,469
Riverhead Central School District (GO) (ST AID WITHHLDG)
2.000%, 10/15/22	700	701,529

TOTAL NEW YORK		69,441,822

NORTH CAROLINA — (3.5%)
City of Charlotte Water & Sewer System Revenue (RB)
5.000%, 07/01/23	1,000	1,033,909
City of Charlotte Water & Sewer System Revenue
5.000%, 07/01/27	1,900	2,130,613
Forsyth County (GO) Series B
4.000%, 03/01/23	1,490	1,516,502
Gaston County (GO)
5.000%, 02/01/26	2,500	2,728,502

131

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CONTINUED

	Face Amount^	Value†
	(000)
NORTH CAROLINA — (Continued)
Guilford County (GO) Series A
5.000%, 03/01/27	2,160	$2,410,683
Guilford County (GO) Series B
5.000%, 03/01/27	6,355	7,092,542
Iredell County (GO) Series B
2.500%, 02/01/24	2,285	2,290,802
North Carolina Medical Care Commission (RB) Series A
¤ 5.000%, 06/01/42 (Pre-refunded @ $100, 6/1/22)	985	987,944
North Carolina State (GO) Series A
5.000%, 06/01/27	2,000	2,241,814
Town of Holly Springs (GO)
5.000%, 06/01/25	1,500	1,617,220
University of North Carolina at Charlotte (RB)
¤ 5.000%, 04/01/43 (Pre-refunded @ $100, 4/1/24)	1,500	1,575,229
Wake County (GO)
5.000%, 09/01/24	4,000	4,243,266
Wake County (GO) Series B
5.000%, 02/01/26	4,135	4,520,702
Wake County (GO) Series C
5.000%, 03/01/25	7,530	8,075,409
Wake County
5.000%, 02/01/26	7,000	7,652,943

TOTAL NORTH CAROLINA		50,118,080

OHIO — (3.3%)
Buckeye Tobacco Settlement Financing Authority, Revenue Bonds (RB) Series A-3
¤ 6.250%, 06/01/37 (Pre-refunded @ $100, 6/1/22)	2,640	2,650,423
Butler County Port Authority (RB)
¤ 6.625%, 07/01/36 (Pre-refunded @ $100, 7/1/23)	1,255	1,318,599
City of Columbus (GO) Series 2017-1
4.000%, 04/01/27	4,205	4,494,511

	Face Amount^	Value†
	(000)
OHIO — (Continued)
City of Columbus (GO) Series A
4.000%, 08/15/25	3,500	$3,674,441
5.000%, 04/01/27	2,000	2,226,884
City of Columbus (GO) Series A
4.000%, 04/01/24	4,000	4,129,295
Ohio State (GO) Series
¤ 5.000%, 11/01/26 (Pre-refunded @ $100, 5/1/25)	500	537,362
Ohio State (GO) Series A
5.000%, 09/15/25	1,950	2,110,046
5.000%, 09/01/26	5,845	6,433,292
5.000%, 09/01/28	2,500	2,837,848
Ohio State (GO) Series B
5.000%, 09/01/27	9,300	10,406,929
5.000%, 09/15/27	3,700	4,142,740
Ohio Water Development Authority (RB) Series A
5.000%, 06/01/22	700	702,014
Upper Arlington City School District (GO) Series A
5.000%, 12/01/26	1,530	1,689,370

TOTAL OHIO		47,353,754

OKLAHOMA — (0.3%)
City of Bixby (GO) Series A
4.000%, 06/01/28	1,790	1,926,184
City of Bixby OK (GO) Series A
4.000%, 06/01/26	790	835,287
Oklahoma City Water Utilities Trust (RB)
5.000%, 07/01/34	2,000	2,172,429

TOTAL OKLAHOMA		4,933,900

OREGON — (3.2%)
City of Portland
5.000%, 06/15/25	150	161,621
5.000%, 06/01/26	1,465	1,609,372
City of Portland (GO)
5.000%, 06/01/26	1,100	1,208,402
City of Portland Sewer System Revenue (RB) Series A
5.000%, 10/01/23	3,570	3,711,834
City of Portland Water System Revenue
5.000%, 04/01/27	1,780	1,980,843
City of Salem (GO)
5.000%, 06/01/22	435	436,321

132

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CONTINUED

	Face Amount^	Value†
	(000)
OREGON — (Continued)
5.000%, 06/01/23	875	$902,913
Clackamas County (GO)
3.000%, 06/01/22	470	470,697
Clackamas County School District No. 12 North Clackamas (GO) (SCH BD GTY)
¤ 5.000%, 06/15/25 (Pre-refunded @ $100, 6/15/24)	430	453,548
Clean Water Services and Sewer Revenue (RB)
5.000%, 10/01/26	1,425	1,575,788
Lane County School District No. 4J Eugene (GO) (SCH BD GTY)
5.000%, 06/15/27	4,030	4,499,481
Multnomah County (GO) Series A
5.000%, 06/15/28	4,500	5,097,852
Multnomah County School District No. 1 Portland (GO) (SCH BD GTY) Series B
5.000%, 06/15/23	1,605	1,657,785
Oregon State
5.000%, 05/01/26	2,095	2,293,676
Oregon State (GO)
5.000%, 05/01/26	850	930,608
Oregon State (GO) Series A
5.000%, 05/01/26	3,555	3,892,133
Oregon State (GO) Series D
5.000%, 06/01/22	540	541,623
Oregon State (GO) Series F
5.000%, 05/01/26	3,645	3,990,668
Oregon State (GO) Series G
5.000%, 12/01/22	2,050	2,089,905
Oregon State (GO) Series K
5.000%, 11/01/25	3,920	4,255,569
Oregon State Department of Transportation
5.000%, 11/15/26	1,685	1,862,900
Portland Community College District
5.000%, 06/15/27	1,340	1,463,223
Washington & Clackamas Counties School District No. 23J Tigard-Tualatin (GO) (SCH BD GTY)
5.000%, 06/15/25	1,045	1,124,329

TOTAL OREGON		46,211,091

	Face Amount^	Value†
	(000)
PENNSYLVANIA — (0.4%)
Lehigh County Authority (RB)
4.000%, 11/01/25	1,710	$1,797,080
Lower Merion School District (GO) (ST AID WITHHLDG)
5.000%, 11/15/27	1,240	1,397,218
Northampton County General Purpose Authority (RB) Series A
¤ 5.000%, 11/01/32 (Pre-refunded @ $100, 11/1/23)	1,500	1,562,276
Township of Lower Merion (GO)
5.000%, 05/01/27	1,160	1,294,454

TOTAL PENNSYLVANIA		6,051,028

RHODE ISLAND — (0.3%)
Rhode Island State (GO) Series D
5.000%, 08/01/22	3,230	3,259,226
Rhode State Island (GO) Series A
5.000%, 04/01/27	1,060	1,181,158

TOTAL RHODE ISLAND		4,440,384

SOUTH CAROLINA — (3.2%)
Aiken County Consolidated School District (GO) (SCSDE)
5.000%, 04/01/25	1,500	1,611,494
Charleston County (GO)
5.000%, 11/01/27	3,810	4,298,974
Charleston County (GO) (SCSDE) (BAN) Series B
4.000%, 05/11/22	11,000	11,007,900
Clemson University (RB) Series B
5.000%, 05/01/25	750	803,348
Dorchester County (GO)
5.000%, 04/01/28	610	688,995
Florence County (GO) (ST AID WITHHLDG)
5.000%, 06/01/22	9,530	9,558,791
Grand Strand Water & Sewer Authority (RB) Series A
5.000%, 06/01/24	2,000	2,107,573
5.000%, 06/01/25	290	312,215
Lexington & Richland School District No. 5 (GO) (SCSDE)
5.000%, 03/01/24	2,750	2,886,847

133

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CONTINUED

	Face Amount^	Value†
	(000)
SOUTH CAROLINA — (Continued)
Richland County (GO) (ST AID WITHHLDG) Series
5.000%, 03/01/25	2,860	$3,065,530
Richland County (GO) (ST AID WITHHLDG) Series A
5.000%, 03/01/26	1,870	2,045,741
Richland County School District No. 1 (GO) (SCSDE) Series C
5.000%, 03/01/23	1,745	1,790,301
Richland County School District No. 2 (GO) (SCSDE) Series A
5.000%, 03/01/25	2,380	2,549,010
South Carolina State (GO)
5.000%, 04/01/25	1,050	1,127,739
South Carolina State (GO) (ST AID WITHHLDG) Series A
5.000%, 10/01/23	3,000	3,120,895

TOTAL SOUTH CAROLINA		46,975,353

TENNESSEE — (4.6%)
City of Chattanooga (GO) Series
5.000%, 10/01/26	1,245	1,376,192
5.000%, 10/01/28	1,245	1,420,469
City of Knoxville Electric System Revenue (RB)
5.000%, 07/01/27	885	982,858
City of Knoxville TN Wastewater System Revenue
5.000%, 04/01/29	4,000	4,556,131
City of Knoxville Water System Revenue (RB) Series LL
5.000%, 03/01/23	1,265	1,297,417
City of Memphis (GO)
5.000%, 05/01/24	2,775	2,918,238
5.000%, 05/01/25	1,995	2,141,085
City of Murfreesboro (GO)
5.000%, 06/01/28	4,340	4,913,813
Hamilton County (GO)
5.000%, 12/01/29	5,105	5,919,022
Knox County (GO)
5.000%, 06/01/28	1,750	1,981,376
Knox County (GO) Series
5.000%, 06/01/26	125	137,216

	Face Amount^	Value†
	(000)
TENNESSEE — (Continued)
Metropolitan Government of Nashville & Davidson County (GO)
5.000%, 01/01/26	5,000	$5,429,645
Metropolitan Government of Nashville & Davidson County (GO) Series C
5.000%, 01/01/23	1,450	1,480,819
¤ 5.000%, 07/01/31 (Pre-refunded @ $100, 7/1/25)	3,035	3,268,371
Metropolitan Government of Nashville & Davidson County Water & Sewer Revenue (RB) Series A
5.000%, 07/01/23	2,800	2,892,650
Rutherford County (GO) Series B
5.000%, 04/01/23	4,085	4,198,457
Shelby County (GO)
5.000%, 04/01/25	5,000	5,359,969
Tennessee State
5.000%, 09/01/27	1,900	2,137,222
Tennessee State (GO) Series A
5.000%, 11/01/25	1,500	1,631,558
Washington County (GO) Series A
4.000%, 06/01/26	1,705	1,800,447
Williamson County (GO) Series
5.000%, 04/01/27	2,370	2,643,213
5.000%, 05/01/27	3,265	3,646,693
5.000%, 04/01/28	1,150	1,302,291
5.000%, 04/01/29	2,615	3,005,161

TOTAL TENNESSEE		66,440,313

TEXAS — (16.6%)
Alamo Heights Independent School District (GO) (PSF-GTD)
4.000%, 02/01/27	5,685	6,045,236
Alamo Heights Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/01/24	1,255	1,312,802
Austin Independent School District (GO) (PSF-GTD)
5.000%, 08/01/25	500	538,065

134

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CONTINUED

	Face Amount^	Value†
	(000)
TEXAS — (Continued)
Austin Independent School District
5.000%, 08/01/26	1,000	$1,096,044
Birdville Independent School District (GO) (PSF-GTD)
5.000%, 02/15/27	1,395	1,548,306
5.000%, 08/15/25	3,795	4,105,724
City of Arlington (GO) Series A
5.000%, 08/15/25	1,595	1,725,594
City of Arlington Water & Wastewater System Revenue (RB)
5.000%, 06/01/25	2,205	2,365,764
City of Austin (GO)
5.000%, 09/01/23	3,500	3,633,536
5.000%, 05/01/24	1,600	1,682,268
5.000%, 09/01/27	3,690	4,121,412
City of Carrollton (GO)
5.000%, 08/15/25	1,225	1,321,273
5.000%, 08/15/26	1,420	1,557,359
City of Dallas Waterworks & Sewer System Revenue (RB) Series A
5.000%, 10/01/22	9,000	9,129,930
City of Dallas Waterworks & Sewer System Revenue (RB) Series C
5.000%, 10/01/23	2,375	2,470,033
City of El Paso Water & Sewer Revenue (RB)
5.000%, 03/01/26	375	407,663
5.000%, 03/01/27	225	248,843
City of Fort Worth (GO)
5.000%, 03/01/25	6,490	6,932,495
5.000%, 03/01/26	2,000	2,174,204
City of Frisco (GO)
5.000%, 02/15/27	3,315	3,674,577
City of Frisco (GO) Series A
5.000%, 02/15/24	1,730	1,811,936
5.000%, 02/15/25	2,000	2,137,227
City of Garland (GO) Series A
5.000%, 02/15/24	400	418,586
City of Houston (GO) Series A
5.000%, 03/01/27	5,000	5,532,227
City of Irving (GO)
5.000%, 09/15/27	2,020	2,250,760

	Face Amount^	Value†
	(000)
TEXAS — (Continued)
City of Lewisville Waterworks & Sewer System Revenue (RB)
4.000%, 02/15/27	1,070	$1,136,716
City of Lubbock (GO)
5.000%, 02/15/23	4,000	4,099,478
City of Midland (GO)
5.000%, 03/01/28	705	792,128
City of San Antonio (GO)
5.000%, 08/01/28	4,630	5,243,641
City of San Antonio Electric & Gas Systems Revenue (RB) (ETM)
5.000%, 02/01/24	8,690	9,088,715
City of San Antonio Electric & Gas Systems Revenue (RB)
5.000%, 02/01/24	825	862,853
5.000%, 02/01/26	2,850	3,082,858
City of Waco (GO)
5.000%, 02/01/26	2,065	2,249,103
City of Waco (GO) Series A
4.000%, 02/01/25	1,070	1,114,575
4.000%, 02/01/26	3,185	3,355,783
Clear Creek Independent School District (GO) (PSF-GTD)
5.000%, 02/15/27	3,050	3,392,453
Collin County (GO)
5.000%, 02/15/25	1,605	1,716,020
Conroe Independent School District (GO) (PSF-GTD)
5.000%, 02/15/25	1,190	1,271,982
Conroe Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/26	8,710	9,496,908
County of Collin (GO)
5.000%, 02/15/25	2,430	2,598,086
Dallas Area Rapid Transit
¤ 5.000%, 12/01/46	1,000	1,084,198
Eagle Mountain & Saginaw Independent School District (GO) (PSF-GTD)
5.000%, 08/15/25	1,000	1,080,561
5.000%, 08/15/26	560	616,827
Eanes Independent School District (GO) (PSF-GTD) Series A
5.000%, 08/01/27	2,280	2,550,580

135

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CONTINUED

	Face Amount^	Value†
	(000)
TEXAS — (Continued)
El Paso Independent School District (GO) (PSF-GTD)
5.000%, 08/15/24	3,035	$3,208,702
5.000%, 08/15/25	1,000	1,078,262
Fort Bend Independent School District (GO) (PSF-GTD) Series A
4.000%, 08/15/22	325	327,427
5.000%, 08/15/27	1,000	1,115,963
Fort Bend Independent School District (GO) (PSF-GTD) Series E
5.000%, 02/15/25	1,230	1,313,709
Fort Worth Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/25	1,150	1,229,226
Frisco Independent School District (GO) (PSF-GTD)
5.000%, 02/15/27	770	854,620
Goose Creek Consolidated Independent School District (GO) (PSF-GTD)
5.000%, 02/15/27	3,000	3,323,983
Goose Creek Consolidated Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/28	2,000	2,176,160
Grapevine-Colleyville Independent School District (GO) (PSF-GTD) Series A
5.000%, 08/15/27	4,650	5,197,555
Grapevine-Colleyville Independent School District (GO) Series B
5.000%, 08/15/26	2,450	2,693,383
Harris County
5.000%, 10/01/25	1,130	1,223,089
Harris County (GO)
5.000%, 10/01/25	650	703,547
Harris County Flood Control District (GO) Series A
5.000%, 10/01/25	490	529,198
Hays Consolidated Independent School District (GO) (PSF-GTD)
5.000%, 02/15/23	1,250	1,281,087
Highland Park Independent School District (GO)
5.000%, 02/15/23	3,120	3,197,099

	Face Amount^	Value†
	(000)
TEXAS — (Continued)
Houston Independent School District (GO) (PSF-GTD)
5.000%, 02/15/26	290	$315,325
5.000%, 02/15/27	1,000	1,106,570
Houston Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/26	1,155	1,255,862
Joshua Independent School District (GO) (PSF-GTD)
¤ 5.000%, 08/15/40 (Pre-refunded @ $100, 8/15/24)	2,000	2,117,349
Lone Star College System (GO) Series A
5.000%, 02/15/26	7,500	8,180,426
North Texas Municipal Water District Water System Revenue (RB) Series A
4.000%, 09/01/25	4,930	5,170,564
Northside Independent School District (GO) (PSF-GTD)
5.000%, 08/15/23	1,995	2,069,198
Permanent University Fund - University of Texas System (RB) Series B
5.250%, 07/01/28	2,610	2,995,593
Pflugerville Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/25	1,765	1,885,119
Plano Independent School District (GO) (PSF-GTD)
5.000%, 02/15/24	2,225	2,329,184
Port Neches-Groves Independent School District (GO) (PSF-GTD)
5.000%, 02/15/26	1,170	1,276,147
Riverhead Central School District (GO) (PSF-GTD) Series A
5.000%, 08/01/26	1,830	2,008,850
Round Rock Independent School District (GO) (PSF-GTD) Series A
5.000%, 08/01/25	7,310	7,883,097
San Antonio Independent School District
5.000%, 08/15/27	1,500	1,682,141

136

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CONTINUED

	Face Amount^	Value†
	(000)
TEXAS — (Continued)
San Marcos Consolidated Independent School District (GO) (PSF-GTD) Series A
3.250%, 08/01/28	5,445	$5,581,155
Tarrant Regional Water District (RB) Series A
4.000%, 09/01/26	5,805	6,162,554
Texas State (GO)
5.000%, 10/01/23	4,200	4,365,670
5.000%, 10/01/26	1,730	1,906,970
5.000%, 04/01/27	1,385	1,509,579
Texas State
5.000%, 10/01/26	200	220,459
5.000%, 08/01/27	420	468,800
Trinity River Authority Central Regional Wastewater System Revenue (RB)
5.000%, 08/01/27	1,000	1,117,114
Trinity River Authority Denton Creek Wastewater Treatment System Revenue
5.000%, 02/01/27	700	771,216
University of Texas System (RB) Series J
5.000%, 08/15/25	12,500	13,474,181
5.000%, 08/15/26	3,850	4,232,459
Waco Independent School District (GO) (PSF-GTD)
5.000%, 08/15/27	250	279,308
Williamson County (GO)
4.000%, 02/15/26	8,000	8,414,914

TOTAL TEXAS		241,308,143

UTAH — (1.4%)
City of American Fork (GO)
5.000%, 05/01/26	1,165	1,270,846
Davis School District (GO) (SCH BD GTY) Series B
5.000%, 06/01/23	1,000	1,031,901
Jordan Valley Water Conservancy District (RB) Series A
5.000%, 10/01/25	650	704,656
Murray City School District (GO) (SCH BD GTY)
5.000%, 02/01/25	1,815	1,939,009
5.000%, 02/01/26	1,635	1,782,603
Nebo School District (GO) (SCH BD GTY)
4.000%, 07/01/22	1,015	1,019,608

	Face Amount^	Value†
	(000)
UTAH — (Continued)
Ogden City School District (GO) (SCH BD GTY)
5.000%, 06/15/26	2,520	$2,763,084
Tooele County School District (GO) (SCH BD GTY) Series
5.000%, 06/01/22	650	651,943
5.000%, 07/01/25	7,650	8,262,471
Utah State (GO) Series
5.000%, 07/01/27	1,000	1,122,406

TOTAL UTAH		20,548,527

VERMONT — (0.1%)
Vermont State
5.000%, 08/15/27	1,270	1,424,881

VIRGINIA — (4.3%)
5.000%, 08/15/27	7,820	8,781,907
Arlington County (GO) Series B
5.000%, 08/15/22	4,830	4,880,783
City of Lynchburg (GO)
5.000%, 02/01/26	1,930	2,105,680
City of Manassas (GO) (ST AID WITHHLDG)
5.000%, 01/01/25	2,440	2,604,167
City of Newport News Water Revenue (RB)
5.000%, 07/15/22	2,905	2,926,924
City of Roanoke
5.000%, 04/01/27	205	228,219
5.000%, 04/01/28	730	825,438
City of Virginia Beach (GO) (ST AID WITHHLDG) Series A
5.000%, 09/01/25	3,845	4,158,565
City of Virginia Beach (GO) (ST AID WITHHLDG) Series B
5.000%, 07/15/24	2,315	2,446,160
5.000%, 09/15/24	3,000	3,181,648
Fairfax County (GO) (ST AID WITHHLDG) Series
4.000%, 10/01/27	3,750	4,017,314
Fairfax County (GO) (ST AID WITHHLDG) Series A
4.000%, 10/01/22	4,000	4,043,245
5.000%, 10/01/26	5,535	6,110,937
Fairfax County Water Authority (RB)
5.000%, 04/01/24	1,525	1,602,361
5.000%, 04/01/25	1,455	1,562,299

137

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CONTINUED

	Face Amount^	Value†
	(000)
VIRGINIA — (Continued)
Loudoun County (GO) (ST AID WITHHLDG) Series A
5.000%, 12/01/26	1,165	$1,292,196
Loudoun County (GO) (ST AID WITHHLDG) Series B
5.000%, 12/01/23	5,500	5,744,626
Loudoun County Sanitation Authority (RB)
5.000%, 01/01/25	3,850	4,113,149
5.000%, 01/01/26	1,265	1,379,721
Virginia Public Building Authority (RB) Series C
5.000%, 08/01/23	600	621,666

TOTAL VIRGINIA		62,627,005

WASHINGTON — (7.4%)
Central Puget Sound Regional Transit Authority Sales & Rental Car Taxes Revenue
¤ 5.000%, 11/01/36	410	444,525
City of Bellevue (GO)
5.000%, 12/01/28	1,165	1,332,454
City of Seattle (GO) Series A
5.000%, 12/01/22	3,955	4,032,449
City of Seattle Municipal Light & Power Revenue (RB) Series A
5.000%, 07/01/25	9,290	10,004,339
City of Seattle Municipal Light & Power Revenue (RB) Series B
5.000%, 04/01/24	3,000	3,153,339
City of Seattle Water System Revenue (RB)
5.000%, 08/01/25	3,770	4,070,460
5.000%, 08/01/26	5,725	6,296,625
City of Spokane (GO)
5.000%, 12/01/25	1,165	1,266,005
County of Snohomish
5.000%, 12/01/27	1,500	1,681,358
Energy Northwest (RB)
5.000%, 07/01/23	2,000	2,067,115
King County (GO) Series A
4.000%, 01/01/25	1,500	1,562,472
5.000%, 12/01/25	1,830	1,990,625
5.000%, 01/01/28	2,555	2,882,943
King County (GO) Series B
5.000%, 06/01/26	1,340	1,472,053
5.000%, 06/01/27	2,450	2,740,013

	Face Amount^	Value†
	(000)
WASHINGTON — (Continued)
King County School District No. 405 Bellevue (GO) (SCH BD GTY)
5.000%, 12/01/24	2,265	$2,414,320
King County School District No. 405 Bellevue (GO) (SCH BD GTY) Series B
5.000%, 12/01/23	2,175	2,269,664
King County School District No. 414 Lake Washington (GO) (SCH BD GTY)
5.000%, 12/01/22	925	944,142
North Thurston Public Schools (GO) (SCH BD GTY)
5.000%, 12/01/22	2,080	2,120,489
Pierce County School District No. 10 Tacoma
5.000%, 12/01/25	7,000	7,614,414
Snohomish County School District No. 201 Snohomish (GO) (SCH BD GTY)
4.000%, 12/01/26	155	165,045
Spokane County
5.000%, 12/01/26	3,850	4,251,028
Spokane County (GO)
5.000%, 12/01/27	1,000	1,121,456
State of Washington
5.000%, 02/01/34	2,435	2,619,544
Washington State
4.000%, 07/01/27	2,300	2,452,831
5.000%, 08/01/27	6,500	7,254,485
Washington State (GO) Series 2017-A
5.000%, 08/01/26	1,480	1,624,643
Washington State (GO) Series B
5.000%, 07/01/25	940	1,012,280
Washington State (GO) Series C
5.000%, 02/01/25	6,930	7,399,678
5.000%, 02/01/26	3,000	3,262,978
Washington State (GO) Series D
5.000%, 07/01/25	5,830	6,278,288
Washington State (GO) Series R-2018C
5.000%, 08/01/27	4,800	5,357,158

138

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CONTINUED

	Face Amount^	Value†
	(000)
WASHINGTON — (Continued)
Whatcom County School District No. 501 Bellingham (GO) (SCH BD GTY)
5.000%, 12/01/22	3,950	$4,027,351

TOTAL WASHINGTON		107,186,569

WEST VIRGINIA — (0.0%)
West Virginia State (GO) Series A
5.000%, 12/01/24	495	527,377

WISCONSIN — (3.7%)
City of Milwaukee (GO) Series N2
4.000%, 03/01/24	6,500	6,661,758
City of Milwaukee (GO) Series N4
5.000%, 04/01/28	9,990	11,104,410
City of Oshkosh (GO) Series B
3.000%, 12/01/23	650	657,330
City of Waukesha (GO) Series B
2.000%, 10/01/22	450	450,876
Germantown School District (GO) Series A
5.000%, 04/01/27	2,200	2,448,233
Janesville School District (GO) (ETM)
3.000%, 03/01/24	225	227,285
Janesville School District (GO)
3.000%, 03/01/24	1,020	1,032,589

	Face Amount^	Value†
	(000)
WISCONSIN — (Continued)
Milwaukee Metropolitan Sewerage District (GO) Series A
5.000%, 10/01/27	895	$1,006,391
Wisconsin State
5.000%, 05/01/26	4,000	4,372,960
5.000%, 11/01/26	4,230	4,665,873
Wisconsin State (GO)
5.000%, 05/01/28	2,000	2,256,904
Wisconsin State (GO) Series 1
5.000%, 11/01/24	4,025	4,277,664
Wisconsin State (GO) Series 2
¤ 5.000%, 05/01/25 (Pre-refunded @ $100, 5/1/22)	3,500	3,500,000
Wisconsin State (GO) Series A
5.000%, 05/01/22	1,950	1,950,000
5.000%, 05/01/25	8,750	9,390,724

TOTAL WISCONSIN		54,002,997

TOTAL MUNICIPAL BONDS Cost ($1,499,551,894)		1,451,411,516

TOTAL INVESTMENTS — (100.0%) (Cost $1,499,551,894)		$1,451,411,516

As of April 30, 2022, DFA Municipal Real Return Portfolio had entered into the following outstanding Inflation Swaps:

Counterparty	Payments made by Fund		Payments received by Fund	Payment Frequency	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value	Unrealized Appreciation (Depreciation)
Bank of America Corp	3.684%	Fixed	CPI	Maturity	USD	43,000,000	04/22/26	—	—	$213,630	$213,630
Bank of America Corp	3.595%	Fixed	CPI	Maturity	USD	27,000,000	03/15/27	—	—	180,125	180,125
Bank of America Corp	3.595%	Fixed	CPI	Maturity	USD	16,000,000	03/21/27	—	—	92,769	92,769
Bank of America Corp	3.349%	Fixed	CPI	Maturity	USD	14,000,000	03/28/29	—	—	59,741	59,741
Bank of America Corp	3.342%	Fixed	CPI	Maturity	USD	24,000,000	03/10/29	—	—	187,560	187,560
Bank of America Corp	3.272%	Fixed	CPI	Maturity	USD	15,000,000	11/15/26	—	—	643,498	643,498

139

DFA MUNICIPAL REAL RETURN PORTFOLIO

CONTINUED

Counterparty	Payments made by Fund		Payments received by Fund	Payment Frequency	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value	Unrealized Appreciation (Depreciation)
Bank of America Corp	3.232%	Fixed	CPI	Maturity	USD	17,000,000	12/01/25	—	—	$817,949	$817,949
Bank of America Corp	3.150%	Fixed	CPI	Maturity	USD	20,000,000	11/23/27	—	—	897,682	897,682
Bank of America Corp	3.063%	Fixed	CPI	Maturity	USD	9,000,000	11/08/26	—	—	481,972	481,972
Bank of America Corp	3.050%	Fixed	CPI	Maturity	USD	16,000,000	02/15/26	—	—	636,134	636,134
Bank of America Corp	3.042%	Fixed	CPI	Maturity	USD	11,000,000	02/11/25	—	—	458,337	458,337
Bank of America Corp	3.015%	Fixed	CPI	Maturity	USD	14,000,000	01/11/26	—	—	652,642	652,642
Bank of America Corp	2.975%	Fixed	CPI	Maturity	USD	8,000,000	10/25/29	—	—	407,021	407,021
Bank of America Corp	2.966%	Fixed	CPI	Maturity	USD	31,000,000	12/13/26	—	—	1,681,312	1,681,312
Bank of America Corp	2.956%	Fixed	CPI	Maturity	USD	17,000,000	01/14/27	—	—	801,218	801,218
Bank of America Corp	2.955%	Fixed	CPI	Maturity	USD	8,000,000	11/02/28	—	—	439,279	439,279
Bank of America Corp	2.929%	Fixed	CPI	Maturity	USD	23,000,000	02/02/27	—	—	1,036,793	1,036,793
Bank of America Corp	2.920%	Fixed	CPI	Maturity	USD	19,000,000	12/30/26	—	—	986,354	986,354
Bank of America Corp	2.909%	Fixed	CPI	Maturity	USD	23,000,000	12/03/26	—	—	1,373,208	1,373,208
Bank of America Corp	2.874%	Fixed	CPI	Maturity	USD	18,000,000	10/14/26	—	—	1,136,847	1,136,847
Bank of America Corp	2.860%	Fixed	CPI	Maturity	USD	9,000,000	12/17/26	—	—	525,462	525,462
Bank of America Corp	2.850%	Fixed	CPI	Maturity	USD	10,000,000	05/03/23	—	—	767,130	767,130
Bank of America Corp	2.837%	Fixed	CPI	Maturity	USD	8,000,000	09/21/24	—	—	513,148	513,148
Bank of America Corp	2.826%	Fixed	CPI	Maturity	USD	13,000,000	01/25/27	—	—	669,499	669,499
Bank of America Corp	2.817%	Fixed	CPI	Maturity	USD	10,000,000	05/19/26	—	—	895,366	895,366
Bank of America Corp	2.746%	Fixed	CPI	Maturity	USD	12,000,000	08/13/26	—	—	936,560	936,560
Bank of America Corp	2.736%	Fixed	CPI	Maturity	USD	12,000,000	07/29/26	—	—	985,937	985,937
Bank of America Corp	2.717%	Fixed	CPI	Maturity	USD	8,000,000	05/25/26	—	—	752,880	752,880
Bank of America Corp	2.679%	Fixed	CPI	Maturity	USD	13,000,000	07/19/26	—	—	1,129,486	1,129,486
Bank of America Corp	2.627%	Fixed	CPI	Maturity	USD	10,000,000	04/14/24	—	—	928,936	928,936
Bank of America Corp	2.555%	Fixed	CPI	Maturity	USD	9,000,000	03/25/23	—	—	754,890	754,890
Bank of America Corp	2.554%	Fixed	CPI	Maturity	USD	10,000,000	06/10/29	—	—	1,055,661	1,055,661
Bank of America Corp	2.545%	Fixed	CPI	Maturity	USD	8,000,000	07/01/28	—	—	813,055	813,055
Bank of America Corp	2.515%	Fixed	CPI	Maturity	USD	12,000,000	03/12/23	—	—	1,018,326	1,018,326
Bank of America Corp	2.498%	Fixed	CPI	Maturity	USD	10,000,000	06/24/29	—	—	1,077,284	1,077,284

140

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CONTINUED

Counterparty	Payments made by Fund		Payments received by Fund	Payment Frequency	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value	Unrealized Appreciation (Depreciation)
Bank of America Corp	2.489%	Fixed	CPI	Maturity	USD	9,000,000	06/16/31	—	—	$1,032,491	$1,032,491
Bank of America Corp	2.489%	Fixed	CPI	Maturity	USD	17,000,000	06/30/31	—	—	1,909,006	1,909,006
Bank of America Corp	2.373%	Fixed	CPI	Maturity	USD	18,000,000	07/13/26	—	—	1,878,410	1,878,410
Bank of America Corp	2.349%	Fixed	CPI	Maturity	USD	14,000,000	08/13/27	—	—	1,547,555	1,547,555
Bank of America Corp	2.349%	Fixed	CPI	Maturity	USD	14,000,000	09/20/26	—	—	1,496,417	1,496,417
Bank of America Corp	2.243%	Fixed	CPI	Maturity	USD	15,000,000	11/01/27	—	—	1,851,160	1,851,160
Bank of America Corp	2.195%	Fixed	CPI	Maturity	USD	15,000,000	01/09/24	—	—	1,501,903	1,501,903
Bank of America Corp	2.193%	Fixed	CPI	Maturity	USD	14,000,000	03/29/25	—	—	1,577,936	1,577,936
Bank of America Corp	2.187%	Fixed	CPI	Maturity	USD	20,000,000	11/20/25	—	—	2,321,316	2,321,316
Bank of America Corp	2.177%	Fixed	CPI	Maturity	USD	11,000,000	09/20/27	—	—	1,531,835	1,531,835
Bank of America Corp	2.149%	Fixed	CPI	Maturity	USD	14,000,000	08/10/27	—	—	1,958,287	1,958,287
Bank of America Corp	2.064%	Fixed	CPI	Maturity	USD	13,000,000	10/24/24	—	—	1,619,887	1,619,887
Bank of America Corp	2.029%	Fixed	CPI	Maturity	USD	15,000,000	05/24/25	—	—	1,971,104	1,971,104
Bank of America Corp	2.004%	Fixed	CPI	Maturity	USD	14,000,000	06/13/25	—	—	1,884,320	1,884,320
Bank of America Corp	1.971%	Fixed	CPI	Maturity	USD	25,000,000	02/21/25	—	—	3,148,690	3,148,690
Bank of America Corp	1.902%	Fixed	CPI	Maturity	USD	25,000,000	07/14/22	—	—	2,151,937	2,151,937
Bank of America Corp	1.873%	Fixed	CPI	Maturity	USD	12,000,000	12/16/22	—	—	1,149,415	1,149,415
Bank of America Corp	1.743%	Fixed	CPI	Maturity	USD	24,000,000	08/14/22	—	—	2,373,773	2,373,773
Bank of America Corp	1.723%	Fixed	CPI	Maturity	USD	8,000,000	08/18/22	—	—	792,532	792,532
Bank of America Corp	1.715%	Fixed	CPI	Maturity	USD	11,000,000	09/28/23	—	—	1,469,293	1,469,293
Bank of America Corp	1.706%	Fixed	CPI	Maturity	USD	11,000,000	06/14/22	—	—	1,109,292	1,109,292
Bank of America Corp	1.680%	Fixed	CPI	Maturity	USD	23,000,000	08/07/22	—	—	2,306,515	2,306,515
Bank of America Corp	1.619%	Fixed	CPI	Maturity	USD	12,000,000	10/14/22	—	—	1,347,748	1,347,748
Bank of America Corp	1.033%	Fixed	CPI	Maturity	USD	11,000,000	06/09/23	—	—	1,459,417	1,459,417
Bank of America Corp	0.022%	Fixed	CPI	Maturity	USD	16,000,000	02/14/24	—	—	1,623,275	1,623,275
Citibank, N.A	3.700%	Fixed	CPI	Maturity	USD	36,000,000	04/21/26	—	—	162,640	162,640
Citibank, N.A	2.855%	Fixed	CPI	Maturity	USD	10,000,000	09/09/24	—	—	648,377	648,377
Citibank, N.A	2.805%	Fixed	CPI	Maturity	USD	20,000,000	08/23/23	—	—	1,225,477	1,225,477
Citibank, N.A	2.582%	Fixed	CPI	Maturity	USD	7,000,000	03/29/23	—	—	581,427	581,427
Citibank, N.A	2.367%	Fixed	CPI	Maturity	USD	10,000,000	05/04/28	—	—	1,125,058	1,125,058
Citibank, N.A	2.270%	Fixed	CPI	Maturity	USD	10,000,000	02/22/23	—	—	896,749	896,749
Citibank, N.A	2.235%	Fixed	CPI	Maturity	USD	11,000,000	02/01/23	—	—	991,230	991,230
Citibank, N.A	2.171%	Fixed	CPI	Maturity	USD	11,000,000	04/07/24	—	—	1,131,888	1,131,888
Citibank, N.A	2.148%	Fixed	CPI	Maturity	USD	19,000,000	01/04/24	—	—	1,944,501	1,944,501

141

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CONTINUED

Counterparty	Payments made by Fund		Payments received by Fund	Payment Frequency	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value	Unrealized Appreciation (Depreciation)
Citibank, N.A	2.141%	Fixed	CPI	Maturity	USD	17,000,000	04/16/28	—	—	$2,387,476	$2,387,476
Citibank, N.A	2.114%	Fixed	CPI	Maturity	USD	14,000,000	12/19/23	—	—	1,483,697	1,483,697
Citibank, N.A	2.113%	Fixed	CPI	Maturity	USD	11,000,000	05/02/24	—	—	1,195,330	1,195,330
Citibank, N.A	2.113%	Fixed	CPI	Maturity	USD	27,000,000	12/21/24	—	—	3,182,881	3,182,881
Citibank, N.A	2.103%	Fixed	CPI	Maturity	USD	11,000,000	11/21/26	—	—	1,499,880	1,499,880
Citibank, N.A	2.100%	Fixed	CPI	Maturity	USD	18,000,000	12/11/25	—	—	2,294,451	2,294,451
Citibank, N.A	2.088%	Fixed	CPI	Maturity	USD	23,000,000	12/29/22	—	—	2,029,141	2,029,141
Citibank, N.A	2.030%	Fixed	CPI	Maturity	USD	20,000,000	01/05/23	—	—	1,861,577	1,861,577
Citibank, N.A	2.005%	Fixed	CPI	Maturity	USD	12,000,000	11/09/25	—	—	1,694,594	1,694,594
Citibank, N.A	1.995%	Fixed	CPI	Maturity	USD	19,000,000	01/04/23	—	—	1,391,602	1,391,602
Citibank, N.A	1.986%	Fixed	CPI	Maturity	USD	20,000,000	07/24/23	—	—	2,171,440	2,171,440
Citibank, N.A	1.838%	Fixed	CPI	Maturity	USD	10,000,000	12/11/22	—	—	963,862	963,862
Citibank, N.A	1.789%	Fixed	CPI	Maturity	USD	21,000,000	03/31/24	—	—	2,968,531	2,968,531
Citibank, N.A	1.752%	Fixed	CPI	Maturity	USD	17,000,000	05/20/23	—	—	2,195,006	2,195,006
Citibank, N.A	1.698%	Fixed	CPI	Maturity	USD	22,000,000	06/02/22	—	—	2,242,499	2,242,499
Citibank, N.A	1.678%	Fixed	CPI	Maturity	USD	15,000,000	06/17/23	—	—	1,654,140	1,654,140
Citibank, N.A	1.675%	Fixed	CPI	Maturity	USD	20,000,000	09/03/24	—	—	2,660,608	2,660,608
Citibank, N.A	1.625%	Fixed	CPI	Maturity	USD	11,000,000	11/13/22	—	—	1,098,132	1,098,132
Citibank, N.A	1.558%	Fixed	CPI	Maturity	USD	7,000,000	07/17/25	—	—	1,151,207	1,151,207
Citibank, N.A	1.535%	Fixed	CPI	Maturity	USD	28,000,000	08/03/22	—	—	2,886,748	2,886,748
Citibank, N.A	0.680%	Fixed	CPI	Maturity	USD	25,000,000	05/22/23	—	—	3,430,780	3,430,780
Citibank, N.A	0.485%	Fixed	CPI	Maturity	USD	11,000,000	05/28/22	—	—	1,136,042	1,136,042
Morgan Stanley and Co. International	3.550%	Fixed	CPI	Maturity	USD	10,000,000	03/04/26	—	—	180,800	180,800
Morgan Stanley and Co. International	3.495%	Fixed	CPI	Maturity	USD	32,000,000	04/28/27	—	—	149,253	149,253
Morgan Stanley and Co. International	3.170%	Fixed	CPI	Maturity	USD	22,000,000	04/11/29	—	—	320,333	320,333
Morgan Stanley and Co. International	3.090%	Fixed	CPI	Maturity	USD	11,000,000	02/25/27	—	—	377,632	377,632

Total Appreciation										$122,336,194	$122,336,194

Total Appreciation (Depreciation)										$122,336,194	$122,336,194

Summary of the Portfolio’s investments as of April 30, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Municipal Bonds	—	$1,451,411,516	—	$1,451,411,516
Swap Agreements**	—	122,336,194	—	122,336,194

TOTAL	—	$1,573,747,710	—	$1,573,747,710

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

142

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SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

	Shares	Value†
CASH COLLATERAL — (0.1%)
FINANCIALS — (0.1%)
Collateral Position	300,000	$300,000

	Face Amount^
	(000)
MUNICIPAL BONDS — (99.9%)
CALIFORNIA — (99.9%)
Albany Unified School District (GO)
5.000%, 08/01/25	230	247,733
Alhambra Unified School District (GO) Series A
1.750%, 08/01/22	300	300,368
Alhambra Unified School District (GO) Series B
5.000%, 08/01/23	100	103,611
Antelope Valley Community College District (GO) Series A
¤ 5.000%, 08/01/27 (Pre-refunded @ $100, 8/1/24)	2,285	2,418,390
Baldwin Park Unified School District (GO)
2.000%, 08/01/22	60	60,106
Bay Area Toll Authority (RB) Series S-4
¤ 5.250%, 04/01/53 (Pre-refunded @ $100, 4/1/23)	250	257,459
Berkeley Unified School District (GO)
5.000%, 08/01/27	790	881,699
Berkeley Unified School District (GO) Series E
5.000%, 08/01/27	695	775,672
Beverly Hills Unified School District (GO)
2.000%, 08/01/22	150	150,294
Burbank Unified School District (GO)
5.000%, 08/01/24	565	596,583
Cajon Valley Union School District (GO)
5.000%, 08/01/24	340	359,159
California Health Facilities Financing Authority (RB)
5.000%, 02/01/34	1,000	1,093,250

	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
California Health Facilities Financing Authority (RB) Series A
5.000%, 11/15/26	700	$770,122
5.000%, 11/15/29	1,170	1,294,138
California Infrastructure & Economic Development Bank (RB) (AMBAC) Series A
¤ 5.000%, 07/01/36 (Pre-refunded @ $100, 01/01/28)	100	113,004
California Municipal Finance Authority (RB) Series A
5.000%, 02/01/30	200	228,319
California State Department of Water Resources (RB) Series AQ
¤ 4.000%, 12/01/32 (Pre-refunded @ $100, 06/01/23)	3,500	3,573,772
California State Department of Water Resources (RB) Series AS
5.000%, 12/01/24	775	826,493
California State Department of Water Resources (RB) Series AX
5.000%, 12/01/25	1,060	1,154,180
California State Department of Water Resources (RB) Series BB
5.000%, 12/01/25	1,875	2,041,592
California State Public Works Board (RB)
5.000%, 11/01/28	1,000	1,126,449
California State Public Works Board (RB) Series
5.000%, 12/01/26	2,450	2,651,044
California State Public Works Board (RB) Series A
5.000%, 08/01/27	2,000	2,216,628
5.000%, 02/01/28	700	780,894
California State Public Works Board (RB) Series C
5.000%, 11/01/25	880	950,422

143

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CONTINUED

	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
¤ 5.000%, 03/01/31 (Pre-refunded @ $100, 3/1/23)	1,250	$1,282,241
California State Public Works Board (RB) Series D
¤ 5.000%, 09/01/24 (Pre-refunded @ $100, 9/1/22)	935	946,019
5.000%, 11/01/26	1,100	1,209,421
¤ 5.000%, 09/01/29 (Pre-refunded @ $100, 9/1/22)	1,250	1,264,731
California State University (RB) Series A
5.000%, 11/01/23	375	390,795
5.000%, 11/01/24	810	860,644
5.000%, 11/01/25	305	330,257
California Statewide Communities Development Authority Series A
5.000%, 03/01/27	600	652,033
Carlsbad Unified School District (GO)
5.000%, 08/01/26	310	340,297
Carlsbad Unified School District
4.000%, 10/01/27	100	106,348
4.000%, 10/01/28	75	80,252
4.000%, 10/01/29	55	59,187
Chabot-Las Positas Community College District (GO)
4.000%, 08/01/34	1,000	1,028,195
Chino Valley Unified School District
4.000%, 08/01/27	350	371,815
City & County of San Francisco (COP)
5.000%, 04/01/25	410	438,682
5.000%, 04/01/26	330	360,069
City & County of San Francisco (GO) Series A
5.000%, 06/15/24	800	844,438
City & County of San Francisco (GO) Series E
5.000%, 06/15/22	200	200,903
City of Berkeley (GO)
5.000%, 09/01/22	800	809,561
City of Grover Beach (GO)
5.000%, 09/01/22	390	394,661
5.000%, 09/01/26	345	379,278
5.000%, 09/01/27	445	497,261

	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
City of Pacifica (COP)
5.000%, 01/01/24	250	$261,460
City of Pasadena Electric Revenue (RB) Series A
4.000%, 06/01/22	1,175	1,177,585
City of Pittsburg Water Revenue (RB) Series A
5.000%, 08/01/24	275	290,558
City of Riverside Sewer Revenue (RB) Series A
5.000%, 08/01/37	1,000	1,111,820
City of San Francisco Public Utilities Commission Water Revenue (RB)
5.000%, 11/01/23	645	672,070
5.000%, 11/01/35	535	584,421
City of San Francisco Public Utilities Commission Water Revenue (RB) Series D
5.000%, 11/01/25	250	270,615
5.000%, 11/01/26	170	187,441
City of San Francisco Public Utilities Commission Water Revenue
4.000%, 11/01/30	2,500	2,607,509
City of Santa Rosa Wastewater Revenue (RB) Series A
5.000%, 09/01/22	1,000	1,011,885
Conejo Valley Unified School District (GO) Series B
4.000%, 08/01/27	525	557,722
Contra Costa Community College District (GO)
¤ 5.000%, 08/01/24 (Pre-refunded @ $100, 8/1/22)	200	201,800
Contra Costa Transportation Authority (RB) Series A
5.000%, 03/01/24	2,750	2,880,783
5.000%, 03/01/32	575	609,996
Culver City Unified School District (GO) Series C
8.000%, 08/01/23	460	493,592
Desert Community College District (GO)
4.000%, 08/01/22	200	201,349
5.000%, 08/01/28	2,000	2,230,072
Desert Sands Unified School District (GO) Series A
5.000%, 06/01/23	375	387,085

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CONTINUED

	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
Dublin Unified School District (GO) Series A-2
5.000%, 08/01/23	1,050	$1,087,915
5.000%, 08/01/24	990	1,046,008
East Bay Municipal Utility District Water System Revenue (RB) Series B
5.000%, 06/01/25	1,785	1,922,287
El Monte Union High School District (GO)
5.000%, 06/01/24	260	274,202
Elsinore Valley Municipal Water District Financing Authority (RB) Series A
5.000%, 07/01/24	400	421,865
Emery Unified School District (GO)
5.000%, 08/01/27	600	669,645
Evergreen School District (GO)
3.000%, 08/01/25	745	756,303
Fairfield-Suisun Unified School District (GO)
5.000%, 08/01/26	695	762,630
Foothill-De Anza Community College District (GO)
¤ 5.000%, 08/01/26	525	555,647
Fremont Union High School District (GO)
¤ 4.000%, 08/01/43 (Pre-refunded @ $100, 8/1/23)	2,500	2,559,103
Fremont Union High School District (GO) Series A
2.000%, 08/01/23	770	769,577
Fresno Unified School District (GO) (AGM) Series A
¤ 5.000%, 08/01/25 (Pre-refunded @ $100, 8/1/22)	850	857,649
Fresno Unified School District (GO) Series A
4.000%, 08/01/28	1,000	1,068,863
Gilroy School Facilities Financing Authority (RB) Series A
¤ 4.000%, 08/01/47 (Pre-refunded @ $100, 8/1/23)	590	603,948
Grossmont Healthcare District (GO) Series C
5.000%, 07/15/23	1,000	1,034,877

	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
Inglewood Unified School District (GO) (AGM) Series A
4.000%, 08/01/24	555	$571,886
Kern High School District (GO) Series E
4.000%, 08/01/24	200	206,927
Livermore-Amador Valley Water Management Agency (RB)
4.000%, 08/01/24	750	775,975
4.000%, 08/01/25	390	407,993
4.000%, 08/01/26	330	348,379
Long Beach Community College District (GO) Series D
4.000%, 08/01/24	500	517,317
4.000%, 08/01/25	485	507,377
Los Alamitos Unified School District (GO)
3.000%, 08/01/37	1,175	1,123,356
Los Angeles Community College District (GO) Series A
¤ 5.000%, 08/01/30	155	164,048
Los Angeles Community College District (GO) Series C
5.000%, 08/01/22	360	363,356
5.000%, 06/01/26	580	637,157
Los Angeles County Metropolitan Transportation Authority (RB)
5.000%, 07/01/25	1,910	2,056,866
Los Angeles County Metropolitan Transportation Authority (RB) Series A
5.000%, 07/01/22	1,600	1,609,880
5.000%, 07/01/24	600	633,578
5.000%, 07/01/25	970	1,046,429
5.000%, 07/01/27	815	911,825
Los Angeles County Public Works Financing Authority
5.000%, 12/01/28	1,270	1,375,119
Los Angeles County Public Works Financing Authority (RB) Series F
5.000%, 12/01/24	270	287,311
5.000%, 12/01/25	195	211,419
Los Angeles Department of Water (RB) Series A
5.000%, 07/01/24	250	263,937

145

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CONTINUED

	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
Los Angeles Department of Water & Power (RB)
4.000%, 07/01/26	1,000	$1,057,391
5.000%, 07/01/27	1,250	1,393,378
Los Angeles Department of Water & Power (RB) Series A
5.000%, 07/01/26	2,525	2,767,667
Los Angeles Department of Water & Power Power System Revenue (RB) Series
5.000%, 07/01/30	690	743,523
Los Angeles Department of Water & Power Power System Revenue (RB) Series A
5.000%, 07/01/23	785	811,251
Los Angeles Department of Water & Power Power System Revenue (RB) Series B
5.000%, 07/01/24	1,000	1,054,662
5.000%, 07/01/26	460	504,209
5.000%, 07/01/29	350	384,742
Los Angeles Department of Water & Power Power System Revenue (RB) Series C
5.000%, 07/01/26	345	378,872
Los Angeles Department of Water & Power Power System Revenue (RB) Series D
5.000%, 07/01/27	1,000	1,114,702
Los Angeles Department of Water & Power Water System Revenue (RB) Series A
5.000%, 07/01/25	50	53,924
5.000%, 07/01/26	1,015	1,104,073
5.000%, 07/01/31	1,340	1,493,251
5.000%, 07/01/33	1,405	1,505,877
Los Angeles Department of Water & Power Water System Revenue (RB) Series B
5.000%, 07/01/27	1,330	1,485,960
Los Angeles Unified School District (GO) Series A
5.000%, 07/01/24	425	448,231

	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
5.000%, 07/01/25	2,190	$2,354,245
5.000%, 07/01/26	2,565	2,808,325
5.000%, 07/01/27	1,050	1,168,292
Los Angeles Unified School District (GO) Series B-1
5.000%, 07/01/27	260	289,291
Los Angeles Unified School District (GO) Series C
5.000%, 07/01/27	2,300	2,559,115
Metropolitan Water District of Southern California (RB) Series B
5.000%, 10/01/26	715	790,343
Millbrae Public Financing Authority (RB)
5.000%, 12/01/25	390	422,837
5.000%, 12/01/26	265	292,603
5.000%, 12/01/27	385	431,761
Morongo Unified School District (GO) Series A
5.000%, 08/01/25	20	21,542
5.000%, 08/01/26	280	307,365
5.000%, 08/01/27	130	145,090
Mount Diablo Unified School District (GO) Series B
5.000%, 08/01/27	250	278,889
Mount Diablo Unified School District (GO) Series G
3.000%, 08/01/24	130	131,566
Municipal Improvement Corp. of Los Angeles
5.000%, 11/01/27	1,785	1,960,972
Municipal Improvement Corp. of Los Angeles (RB) Series A
5.000%, 11/01/22	1,100	1,118,995
5.000%, 11/01/23	760	792,239
5.000%, 11/01/24	455	482,767
Murrieta Valley Unified School District (GO) (AGM)
5.000%, 09/01/24	265	280,003
New Haven Unified School District (GO)
5.000%, 08/01/26	165	181,126
North Orange County Community College District (GO) Series B
4.000%, 08/01/22	1,000	1,006,644
Northern California Transmission Agency (RB) Series
5.000%, 05/01/24	280	294,229

146

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CONTINUED

	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
Northern Humboldt Union High School District (GO)
4.000%, 08/01/25	120	$125,536
Oak Park Unified School District (GO)
4.000%, 08/01/22	200	201,339
Oakdale Joint Unified School District (GO)
4.000%, 08/01/23	400	409,407
Oakland Unified School District/Alameda County (GO) (AGM)
5.000%, 08/01/25	1,075	1,152,675
Oakland Unified School District/Alameda County (GO) Series A
5.000%, 08/01/25	200	215,097
Orange County Sanitation District (RB) Series A
5.000%, 02/01/25	3,000	3,208,276
5.000%, 02/01/26	2,000	2,182,802
5.000%, 02/01/33	825	888,743
Otay Water District (RB)
5.000%, 09/01/22	740	748,844
Pacific Grove Unified School District (GO)
3.000%, 08/01/26	210	213,734
Palm Springs Financing Authority (RB)
5.000%, 11/01/25	275	297,677
Palomar Community College District (GO)
5.000%, 05/01/23	200	205,946
¤ 5.000%, 05/01/31 (Pre-refunded @ $100, 5/01/25)	580	622,992
Pasadena Unified School District (GO)
5.000%, 08/01/26	525	576,309
Pasadena Unified School District (GO) Series B
5.000%, 08/01/26	1,000	1,097,732
Peralta Community College District
5.000%, 08/01/29	1,930	2,027,935
Placentia-Yorba Linda Unified School District (GO)
5.000%, 08/01/23	205	212,402
Redondo Beach Unified School District (GO) (AGM) Series A
5.000%, 08/01/23	255	264,272

	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
Reed Union School District (GO)
4.000%, 08/01/26	250	$264,853
Regents of the University of California Medical Center Pooled Revenue (RB) Series J
¤ 5.000%, 05/15/25 (Pre-refunded @ $100, 5/15/23)	530	545,978
¤ 5.250%, 05/15/27 (Pre-refunded @ $100, 5/15/23)	260	268,500
Riverside County Public Financing Authority (RB)
¤ 5.250%, 11/01/45 (Pre-refunded @ $100, 11/1/25)	3,000	3,280,741
Ross Valley Public Financing Authority (RB)
5.000%, 01/01/25	410	436,493
Sacramento City Unified School District (GO) (AGM)
4.000%, 07/01/28	615	653,408
Sacramento Municipal Utility District (RB) Series I
5.000%, 08/15/26	1,050	1,150,729
San Buenaventura Public Facilities Financing Authority (RB) Series B
¤ 5.000%, 07/01/26 (Pre-refunded @ $100, 7/1/22)	1,160	1,167,029
San Diego Association of Governments (RB)
5.000%, 11/15/25	500	529,162
San Diego Community College District (GO)
5.000%, 08/01/23	500	518,055
5.000%, 08/01/26	1,725	1,900,161
¤ 5.000%, 08/01/43 (Pre-refunded @ $100, 08/01/23)	1,500	1,553,788
San Diego County Water Authority (RB)
5.000%, 05/01/24	940	989,650
San Diego County Water Authority (RB) Series A
5.000%, 05/01/26	170	186,054
5.000%, 05/01/27	115	128,101

147

DFA CALIFORNIA MUNICIPAL REAL RETURN PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
San Diego Unified School District (GO) Series D-2
5.000%, 07/01/22	600	$603,577
San Diego Unified School District (GO) Series N-2
5.000%, 07/01/23	900	930,623
San Diego Unified School District (GO) Series R-4
5.000%, 07/01/24	625	659,028
San Diego Unified School District (GO) Series R-5
5.000%, 07/01/26	230	252,104
San Diego Unified School District (GO) (AGM) Series F-1
5.250%, 07/01/27	475	535,182
San Francisco City & County Airport Comm-San Francisco International Airport
5.000%, 05/01/28	530	590,311
San Francisco Community College District (GO)
5.000%, 06/15/24	1,345	1,414,859
San Francisco Community College District (GO) Series A
5.000%, 06/15/22	300	301,308
San Francisco Unified School District (GO)
4.000%, 06/15/22	1,500	1,504,656
San Francisco Unified School District (GO) Series A
5.000%, 06/15/25	710	762,792
5.000%, 06/15/26	880	963,803
San Gabriel Unified School District (GO) Series A
5.000%, 08/01/25	240	258,504
San Luis Obispo County Community College District (GO) Series C
4.000%, 08/01/23	2,000	2,047,282
San Mateo Foster City Public Financing Authority (RB) Series B
5.000%, 08/01/25	800	861,682
San Mateo Joint Powers Financing Authority (RB) Series A
5.000%, 07/15/26	1,000	1,096,862

	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
San Mateo Union High School District (GO) Series A
4.000%, 09/01/22	140	$141,213
San Mateo Union High School District (GO) Series C
4.000%, 09/01/26	320	340,116
San Matro County Community College District (GO) Series B
5.000%, 09/01/28	150	170,927
San Rafael City High School District (GO) Series B
5.000%, 08/01/27	145	161,831
Santa Ana College Improvement District #1 Rancho Santiago Community College Dist (GO) Series A
¤ 5.000%, 08/01/39 (Pre-refunded @ $100, 8/1/24)	670	709,112
Santa Clara County Financing Authority (RB) Series A
5.000%, 05/01/25	1,000	1,071,729
5.000%, 05/01/26	3,000	3,278,526
Santa Clara Unified School District (GO)
¤ 3.500%, 07/01/25	675	677,436
Santa Clara Valley Transportation Authority (RB) Series A
5.000%, 06/01/26	410	450,404
Santa County Clara (GO) Series C
5.000%, 08/01/26	1,150	1,267,262
Santa Cruz City Elementary School District (GO) Series C
3.000%, 08/01/25	1,150	1,167,448
Santa Monica Community College District (GO) Series B
¤ 5.000%, 08/01/44 (Pre-refunded @ $100, 8/1/24)	500	528,625
Santee School District (GO)
5.000%, 08/01/24	290	306,341

148

DFA CALIFORNIA MUNICIPAL REAL RETURN PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
Scotts Valley Unified School District (GO) Series B
4.000%, 08/01/24	150	$155,228
4.000%, 08/01/25	310	324,303
5.000%, 08/01/26	250	274,433
Sierra Joint Community College District (GO) Series B
3.000%, 08/01/22	1,000	1,004,264
Silicon Valley Clean Water (RB)
¤ 5.000%, 02/01/39 (Pre-refunded @ $100, 2/1/24)	595	623,135
¤ 5.000%, 02/01/44 (Pre-refunded @ $100, 2/1/24)	1,455	1,523,800
Southwestern Community College District (GO) Series B
4.000%, 08/01/25	260	271,996
Southwestern Community College District (GO) Series B-2
3.000%, 08/01/22	490	492,102
Southwestern Community College District (GO) Series C
3.000%, 08/01/23	530	536,381
Southwestern Community College District (GO) Series D
¤ 5.000%, 08/01/44 (Pre-refunded @ $100, 8/1/25)	2,045	2,207,982
State of California (GO)
5.000%, 09/01/22	525	531,486
5.000%, 10/01/22	1,500	1,522,099
2.000%, 11/01/22	750	751,950
5.000%, 08/01/23	585	606,125
4.000%, 03/01/24	3,700	3,817,018
5.000%, 10/01/24	600	636,663
4.000%, 11/01/24	300	311,240
5.000%, 11/01/24	795	845,104
5.000%, 10/01/25	1,710	1,849,704
5.000%, 12/01/25	3,000	3,255,807
3.000%, 03/01/26	1,250	1,269,727
5.000%, 08/01/26	5,040	5,541,095
4.000%, 11/01/26	1,735	1,842,834
5.000%, 11/01/26	3,050	3,368,375
5.000%, 12/01/26	790	873,728
3.500%, 08/01/27	2,905	3,018,407

	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
5.000%, 08/01/27	6,735	$7,513,264
5.000%, 10/01/27	2,595	2,901,902
5.000%, 11/01/27	225	251,913
5.000%, 08/01/28	730	822,725
State of California (GO) Series A
5.000%, 09/01/22	1,000	1,012,354
State of California (GO) Series B
5.000%, 09/01/26	2,515	2,769,217
State of California (GO) (AMBAC)
5.000%, 02/01/27	625	691,757
Stockton Unified School District (GO)
5.000%, 08/01/26	1,835	1,986,289
Sylvan Union School District (GO)
5.000%, 08/01/26	620	680,594
Sylvan Union School District (GO) Series C
5.000%, 08/01/25	380	409,299
Tahoe-Truckee Unified School District (GO)
5.000%, 08/01/26	100	109,773
Ukiah Public Financing Authority (RB)
4.000%, 04/01/28	425	446,904
Union Elementary School District (GO) Series A
¤ 5.000%, 09/01/44 (Pre-refunded @ $100, 9/1/24)	500	530,174
Union Sanitary District Financing Authority (RB) Series A
4.000%, 09/01/23	1,055	1,081,510
University of California (RB) Series AF
5.000%, 05/15/22	750	750,972
¤ 5.000%, 05/15/27 (Pre-refunded @ $100, 5/15/23)	4,240	4,365,622
¤ 5.000%, 05/15/33 (Pre-refunded @ $100, 5/15/23)	1,000	1,029,628
University of California (RB) Series AO
5.000%, 05/15/27	3,520	3,776,501

149

DFA CALIFORNIA MUNICIPAL REAL RETURN PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
Ventura County Community College District (GO)
¤ 5.000%, 08/01/30 (Pre-refunded @ $100, 8/1/25)	1,060	$1,146,203
Washington Union School District/Monterey County (GO)
5.000%, 08/01/27	135	150,670
West Basin Municipal Water District
5.000%, 08/01/26	450	493,979
West Contra Costa Unified School District (GO) Series A-1
5.000%, 08/01/23	3,390	3,513,263

	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
West Valley-Mission Community College District (GO) Series B
5.000%, 08/01/27	220	$246,682

TOTAL MUNICIPAL BONDS		241,800,982

TOTAL INVESTMENT SECURITIES (Cost $251,221,926)		242,100,982

TOTAL INVESTMENTS — (100.0%) (Cost $251,221,926)		$242,100,982

As of April 30, 2022, DFA California Municipal Real Return Portfolio had entered into the following outstanding Inflation Swaps:

Counterparty	Payments made by Fund		Payments received by Fund	Payment Frequency	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value	Unrealized Appreciation (Depreciation)
Bank of America Corp	4.492%	Fixed	CPI	Maturity	USD	11,000,000	04/29/24	—	—	$7,616	$7,616
Bank of America Corp	3.204%	Fixed	CPI	Maturity	USD	6,000,000	11/16/27	—	—	251,273	251,273
Bank of America Corp	3.030%	Fixed	CPI	Maturity	USD	6,000,000	05/17/23	—	—	432,033	432,033
Bank of America Corp	3.020%	Fixed	CPI	Maturity	USD	9,000,000	12/30/25	—	—	439,857	439,857
Bank of America Corp	2.940%	Fixed	CPI	Maturity	USD	5,000,000	10/19/26	—	—	299,287	299,287
Bank of America Corp	2.915%	Fixed	CPI	Maturity	USD	5,000,000	12/09/27	—	—	282,265	282,265
Bank of America Corp	2.910%	Fixed	CPI	Maturity	USD	4,000,000	01/05/29	—	—	190,347	190,347
Bank of America Corp	2.847%	Fixed	CPI	Maturity	USD	5,000,000	12/27/27	—	—	278,519	278,519
Bank of America Corp	2.827%	Fixed	CPI	Maturity	USD	4,000,000	01/11/28	—	—	213,988	213,988
Bank of America Corp	2.737%	Fixed	CPI	Maturity	USD	10,000,000	08/05/26	—	—	804,934	804,934
Bank of America Corp	2.700%	Fixed	CPI	Maturity	USD	4,000,000	08/24/24	—	—	290,444	290,444
Bank of America Corp	2.581%	Fixed	CPI	Maturity	USD	4,000,000	06/18/28	—	—	405,768	405,768
Bank of America Corp	2.577%	Fixed	CPI	Maturity	USD	5,000,000	07/15/29	—	—	488,043	488,043
Bank of America Corp	2.497%	Fixed	CPI	Maturity	USD	10,000,000	06/28/29	—	—	1,069,872	1,069,872
Bank of America Corp	2.367%	Fixed	CPI	Maturity	USD	6,000,000	07/17/25	—	—	597,954	597,954

150

DFA CALIFORNIA MUNICIPAL REAL RETURN PORTFOLIO

CONTINUED

Counterparty	Payments made by Fund		Payments received by Fund	Payment Frequency	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value	Unrealized Appreciation (Depreciation)
Bank of America Corp	2.320%	Fixed	CPI	Maturity	USD	4,000,000	02/19/23	—	—	$354,926	$354,926
Bank of America Corp	2.317%	Fixed	CPI	Maturity	USD	6,000,000	05/09/25	—	—	649,191	649,191
Bank of America Corp	2.265%	Fixed	CPI	Maturity	USD	7,000,000	02/23/24	—	—	670,933	670,933
Bank of America Corp	2.065%	Fixed	CPI	Maturity	USD	9,000,000	12/12/26	—	—	1,191,305	1,191,305
Bank of America Corp	2.063%	Fixed	CPI	Maturity	USD	4,000,000	11/08/23	—	—	433,367	433,367
Bank of America Corp	2.058%	Fixed	CPI	Maturity	USD	11,000,000	12/12/22	—	—	975,384	975,384
Bank of America Corp	1.961%	Fixed	CPI	Maturity	USD	4,000,000	12/17/24	—	—	506,499	506,499
Bank of America Corp	1.885%	Fixed	CPI	Maturity	USD	8,000,000	01/22/24	—	—	897,078	897,078
Citibank, N.A	4.233%	Fixed	CPI	Maturity	USD	12,000,000	03/09/24	—	—	159,493	159,493
Citibank, N.A	3.605%	Fixed	CPI	Maturity	USD	4,000,000	02/01/23	—	—	111,035	111,035
Citibank, N.A	3.361%	Fixed	CPI	Maturity	USD	8,000,000	01/20/24	—	—	282,586	282,586
Citibank, N.A	3.244%	Fixed	CPI	Maturity	USD	4,000,000	02/15/25	—	—	141,068	141,068
Citibank, N.A	3.015%	Fixed	CPI	Maturity	USD	4,000,000	05/12/23	—	—	290,777	290,777
Citibank, N.A	2.924%	Fixed	CPI	Maturity	USD	5,000,000	09/14/24	—	—	311,764	311,764
Citibank, N.A	2.313%	Fixed	CPI	Maturity	USD	7,000,000	07/24/23	—	—	566,254	566,254
Citibank, N.A	2.285%	Fixed	CPI	Maturity	USD	6,000,000	01/25/23	—	—	532,010	532,010
Citibank, N.A	2.160%	Fixed	CPI	Maturity	USD	7,000,000	01/09/23	—	—	592,004	592,004
Citibank, N.A	2.054%	Fixed	CPI	Maturity	USD	10,000,000	11/06/22	—	—	910,548	910,548
Citibank, N.A	1.986%	Fixed	CPI	Maturity	USD	6,000,000	02/20/26	—	—	807,017	807,017
Citibank, N.A	1.808%	Fixed	CPI	Maturity	USD	4,000,000	07/01/25	—	—	545,554	545,554
Citibank, N.A	1.635%	Fixed	CPI	Maturity	USD	4,000,000	07/27/24	—	—	589,235	589,235
Citibank, N.A	0.723%	Fixed	CPI	Maturity	USD	7,000,000	05/28/23	—	—	962,232	962,232
Citibank, N.A	0.050%	Fixed	CPI	Maturity	USD	5,000,000	05/11/22	—	—	506,327	506,327
Morgan Stanley and Co.
International	3.295%	Fixed	CPI	Maturity	USD	6,000,000	04/22/29	—	—	24,018	24,018

Total Appreciation										$19,062,805	$19,062,805

Total Appreciation (Depreciation)										$19,062,805	$19,062,805

Summary of the Portfolio’s investments as of April 30, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Municipal Bonds	—	$241,800,982	—	$241,800,982
Cash Collateral	—	300,000	—	300,000
Swap Agreements**	—	19,062,805	—	19,062,805

TOTAL	—	$261,163,787	—	$261,163,787

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

151

DFA MUNICIPAL BOND PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

	Face Amount^	Value†
	(000)
MUNICIPAL BONDS — (100.0%)
ALABAMA — (0.4%)
Alabama State (GO) Series A
5.000%, 08/01/23	300	$310,833
Water Works Board of the City of Birmingham (RB) Series A
¤ 5.000%, 01/01/34 (Pre-refunded @ $100, 1/1/25)	1,000	1,067,282
Water Works Board of the City of Birmingham (RB) Series B
¤ 5.000%, 01/01/33 (Pre-refunded @ $100, 1/1/27)	1,415	1,571,169

TOTAL ALABAMA		2,949,284

ALASKA — (0.1%)
City of Anchorage (GO) Series A
3.000%, 09/01/22	765	768,959

ARIZONA — (0.6%)
City of Phoenix
5.000%, 07/01/24	240	253,164
Maricopa County Unified School District No. 69 Paradise Valley (GO)
5.000%, 07/01/25	435	468,448
Maricopa County Unified School District No. 80 Chandler (GO) Series B
5.000%, 07/01/24	1,400	1,477,134
Maricopa County Union High School District No. 210-Phoenix (GO) Series E
5.000%, 07/01/25	2,000	2,155,052

TOTAL ARIZONA		4,353,798

CALIFORNIA — (2.5%)
Los Angeles Unified School District
5.000%, 07/01/25	1,500	1,611,550
Southern California Public Power Authority (RB)
5.000%, 07/01/23	140	144,764

	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
State of California (GO)
3.000%, 03/01/26	1,000	$1,015,781
3.500%, 08/01/27	5,000	5,195,193
5.000%, 08/01/27	270	301,200
5.000%, 10/01/27	2,000	2,236,533
State of California (GO) Series B
5.000%, 09/01/26	2,195	2,416,871
State of California
5.000%, 04/01/29	1,000	1,134,995
5.000%, 10/01/29	3,045	3,308,246

TOTAL CALIFORNIA		17,365,133

COLORADO — (2.1%)
Board of Water Commissioners City & County of Denver (RB) Series A
5.000%, 12/15/25	1,515	1,650,904
Boulder Valley School District No. Re-2 Boulder (GO) (ST AID WITHHLDG) Series B
4.000%, 12/01/24	1,000	1,041,057
City of Colorado Springs Utilities System Revenue (RB) Series A
5.000%, 11/15/23	1,170	1,221,202
City of Colorado Springs Utilities System Revenue (RB) Series B
5.000%, 11/15/26	500	551,661
Colorado Health Facilities Authority, Revenue Bonds (RB)
¤ 5.000%, 06/01/45 (Pre-refunded @ $100, 6/1/25)	1,800	1,932,342
Denver City & County School District No. 1 (GO) (ST AID WITHHLDG)
5.000%, 12/01/25	4,150	4,509,802
Denver City & County School District No. 1 (GO) (ST AID WITHHLDG) Series B
5.000%, 12/01/24	550	585,548

152

DFA MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
COLORADO — (Continued)
El Paso County School District No. 2 Harrison (GO) (ST AID WITHHLDG)
5.000%, 12/01/26	165	$183,091
Weld County School District No. 6 Greeley (GO) (ST AID WITHHLDG)
5.000%, 12/01/25	310	337,432
Weld County School District No. RE-4 (GO) (ST AID WITHHLDG)
5.000%, 12/01/24	2,280	2,427,361

TOTAL COLORADO		14,440,400

CONNECTICUT — (0.8%)
City of Danbury (GO) Series B
4.000%, 07/15/26	265	280,940
4.000%, 07/15/27	300	321,161
City of Waterbury (GO) Series B
4.000%, 09/01/23	500	511,570
Town of Greenwich (GO) Series A
5.000%, 01/15/25	2,925	3,125,136
Town of South Windsor (GO) Series B
4.000%, 12/15/25	1,345	1,420,286

TOTAL CONNECTICUT		5,659,093

DELAWARE — (0.4%)
Delaware State (GO) Series B
5.000%, 07/01/24	780	824,668
Kent County (GO)
4.000%, 09/01/24	415	430,600
New Castle County (GO)
5.000%, 10/01/23	1,600	1,664,477

TOTAL DELAWARE		2,919,745

DISTRICT OF COLUMBIA — (0.4%)
District of Columbia (GO) Series
5.000%, 06/01/25	320	343,725
District of Columbia (GO) Series B
5.000%, 06/01/25	810	870,052
Washington Metropolitan Area Transit Authority (RB) Series B
5.000%, 07/01/25	720	774,453

	Face Amount^	Value†
	(000)
DISTRICT OF COLUMBIA — (Continued)
5.000%, 07/01/27	1,000	$1,113,169

TOTAL DISTRICT OF COLUMBIA		3,101,399

FLORIDA — (4.9%)
City of Lakeland FL Department of Electric Utilities, Revenue Bonds (RB)
5.000%, 10/01/25	1,000	1,083,745
Collier County Water-Sewer District (RB)
5.000%, 07/01/25	655	704,330
Flagler County (GO) (BAM)
5.000%, 07/01/22	465	467,841
Florida Keys Aqueduct Authority (RB)
5.000%, 09/01/25	1,000	1,079,887
Florida State (GO)
5.000%, 07/01/25	1,000	1,080,062
5.000%, 07/01/24	1,900	2,007,981
Florida State (GO) Series A
5.000%, 06/01/24	350	368,971
Florida State (GO) Series B
5.000%, 06/01/24	2,000	2,108,408
5.000%, 06/01/25	1,000	1,076,911
Florida State
5.000%, 06/01/29	2,000	2,303,697
Miami-Dade County (GO)
5.000%, 07/01/28	10,385	11,747,274
Miami-Dade County (GO) Series A
5.000%, 07/01/26	1,500	1,642,295
Orange County Water Utility System Revenue (RB)
5.000%, 10/01/25	3,250	3,516,627
Palm Beach County (RB)
5.000%, 11/01/23	810	843,507
School District of Broward County (GO)
5.000%, 07/01/25	3,855	4,136,824

TOTAL FLORIDA		34,168,360

GEORGIA — (3.8%)
Athens-Clarke County Unified Government (GO)
5.000%, 12/01/25	1,000	1,088,490
Georgia State
5.000%, 02/01/25	2,500	2,676,319
Georgia State (GO) Series A
5.000%, 07/01/26	4,490	4,943,900

153

DFA MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
GEORGIA — (Continued)
Georgia State (GO) Series E
5.000%, 12/01/26	2,000	$2,222,026
Georgia State (GO) Series F
5.000%, 07/01/26	1,450	1,596,582
Georgia State Road & Tollway Authority (RB) (MUN GOVT GTD)
5.000%, 10/01/23	4,590	4,774,316
Gwinnett County School District (GO) Series B
5.000%, 08/01/27	3,000	3,366,987
Gwinnett County Water & Sewerage Authority (RB)
4.000%, 08/01/25	1,500	1,573,989
Private Colleges & Universities Authority (RB) Series B
5.000%, 09/01/25	1,080	1,163,409
State of Georgia (GO) Series A
5.000%, 07/01/26	3,000	3,303,274

TOTAL GEORGIA		26,709,292

HAWAII — (2.6%)
City & County of Honolulu (GO) Series B
5.000%, 10/01/23	150	155,917
5.000%, 10/01/25	725	783,490
City & County of Honolulu (GO) Series D
5.000%, 07/01/24	1,005	1,059,936
5.000%, 07/01/25	1,000	1,075,313
Hawaii State
5.000%, 10/01/27	3,220	3,473,208
Hawaii State (GO) Series FB
5.000%, 04/01/24	2,975	3,124,205
Hawaii State (GO) Series FE
5.000%, 10/01/24	1,005	1,066,897
5.000%, 10/01/25	2,790	3,017,938
Hawaii State (GO) Series FH
4.000%, 10/01/30	4,000	4,205,650
Maui County (GO)
5.000%, 03/01/26	200	218,642

TOTAL HAWAII		18,181,196

ILLINOIS — (0.4%)
Cook County Community Consolidated School District No. 34 Glenview (GO)
5.000%, 12/01/25	2,000	2,172,683

	Face Amount^	Value†
	(000)
ILLINOIS — (Continued)
Kane Cook & DuPage etc Counties Community College District No. 509 (GO) Series B
4.000%, 12/15/25	600	$631,666

TOTAL ILLINOIS		2,804,349

IOWA — (0.6%)
City of Ankeny (GO) Series A
5.000%, 06/01/25	490	526,177
City of Davenport (GO) Series C
4.000%, 06/01/24	1,410	1,455,957
City of Urbandale
5.000%, 06/01/26	605	661,573
Waukee Community School District (GO) Series B
5.000%, 06/01/24	1,290	1,356,161

TOTAL IOWA		3,999,868

KANSAS — (1.2%)
City of Leawood (GO) Series A
4.000%, 09/01/25	1,035	1,085,504
4.000%, 09/01/26	1,135	1,203,951
City of Merriam (GO)
5.000%, 10/01/25	800	868,090
City of Overland Park (GO) Series A
5.000%, 09/01/28	1,330	1,511,394
City of Wichita (GO) Series 811
5.000%, 06/01/22	550	551,683
Johnson County (GO) Series B
5.000%, 09/01/22	650	657,552
Johnson County Unified School District No. 229 Blue Valley (GO) Series A
5.000%, 10/01/26	225	247,917
Johnson County Unified School District No. 229 Blue Valley (GO) Series B
5.000%, 10/01/23	750	779,584
Kansas State Department of Transportation (RB) Series A
5.000%, 09/01/26	1,000	1,098,065

TOTAL KANSAS		8,003,740

154

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CONTINUED

	Face Amount^	Value†
	(000)
KENTUCKY — (0.8%)
Louisville & Jefferson County Metropolitan Sewer District (RB) Series C
5.000%, 05/15/23	1,850	$1,906,880
Louisville Water Co. (RB)
5.000%, 11/15/29	3,000	3,465,313

TOTAL KENTUCKY		5,372,193

LOUISIANA — (0.1%)
Louisiana State (GO) Series C
5.000%, 08/01/23	500	517,428

MAINE — (0.1%)
City of Portland
5.000%, 05/01/25	245	263,201
Maine State (GO) Series B
4.000%, 06/01/26	500	530,182

TOTAL MAINE		793,383

MARYLAND — (9.2%)
Anne County Arundel (GO)
5.000%, 10/01/24	1,520	1,615,087
5.000%, 10/01/25	650	705,101
Anne County Arundel (GO) Series B
5.000%, 10/01/23	1,490	1,550,044
Baltimore County (GO)
5.000%, 08/01/22	600	605,444
5.000%, 03/01/26	6,905	7,551,279
5.000%, 03/01/28	1,335	1,509,985
Charles County (GO)
5.000%, 10/01/25	2,945	3,194,649
City of Baltimore (GO) Series B
5.000%, 10/15/27	2,025	2,275,595
Harford County (GO)
5.000%, 10/01/25	2,750	2,983,119
Harford County (GO) Series A
5.000%, 10/01/29	1,920	2,221,366
Harford County (GO) Series B
5.000%, 01/15/29	1,020	1,168,654
Howard County (GO) Series
5.000%, 08/15/24	2,720	2,881,907
Howard County (GO) Series A
5.000%, 08/15/29	840	970,199
Howard County (GO) Series D
5.000%, 02/15/24	1,300	1,363,670

	Face Amount^	Value†
	(000)
MARYLAND — (Continued)
Maryland State
5.000%, 08/01/27	1,000	$1,121,806
Maryland State (GO) Series
5.000%, 03/15/27	1,500	1,672,335
Maryland State (GO) Series A
5.000%, 08/01/25	2,000	2,161,997
5.000%, 03/15/26	1,000	1,094,442
5.000%, 08/01/27	3,500	3,926,322
Maryland State (GO) Series B
4.000%, 08/01/23	850	870,412
5.000%, 08/01/24	1,000	1,058,827
5.000%, 08/01/27	500	560,903
Maryland State (GO) Series C
4.000%, 03/01/29	2,940	3,182,388
Montgomery County (GO) Series A
5.000%, 11/01/24	2,000	2,129,051
Montgomery County (GO) Series D
3.000%, 11/01/23	3,000	3,041,658
Prince County George’s (GO) Series A
5.000%, 07/15/24	770	814,306
4.000%, 09/01/24	2,500	2,592,825
5.000%, 07/15/29	3,500	4,038,023
Queen County Anne’s (GO)
5.000%, 07/15/25	1,235	1,332,995
Washington Suburban Sanitary Commission (RB) (CNTY GTD)
5.000%, 06/01/24	655	690,777
Wicomico County (GO) Series
5.000%, 12/01/25	905	984,435
5.000%, 12/01/26	2,065	2,287,628

TOTAL MARYLAND		64,157,229

MASSACHUSETTS — (3.0%)
City of Beverly (GO)
5.000%, 03/15/25	500	535,938
City of Lowell (GO) (ST AID WITHHLDG)
4.000%, 09/01/23	250	256,149
City of Quincy (GO)
5.000%, 01/15/25	405	432,053
City of Springfield
5.000%, 03/01/29	2,340	2,670,232

155

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CONTINUED

	Face Amount^	Value†
	(000)
MASSACHUSETTS — (Continued)
City of Springfield (GO) (ST AID WITHHLDG) Series C
4.000%, 08/01/23	285	$291,702
City of Worcester (GO)
5.000%, 02/15/26	1,910	2,081,838
City of Worcester
5.000%, 02/15/29	1,225	1,392,947
Commonwealth of Massachusetts (GO) Series A
5.000%, 07/01/26	1,250	1,370,132
5.000%, 09/01/28	2,000	2,266,542
Commonwealth of Massachusetts (GO) Series F
5.000%, 05/01/25	1,600	1,718,600
Commonwealth of Massachusetts (GO) (AGM) Series B
5.250%, 09/01/24	400	426,111
Town of East Bridgewater (GO)
5.000%, 04/15/26	1,655	1,810,384
Town of Milford (GO)
5.000%, 12/01/25	1,000	1,085,984
Town of Nantucket
5.000%, 10/01/26	1,500	1,661,373
Town of Norwood (GO)
5.000%, 03/15/29	340	389,789
Town of Watertown (GO)
5.000%, 04/15/26	2,045	2,245,082

TOTAL MASSACHUSETTS		20,634,856

MICHIGAN — (0.3%)
Michigan State (GO) Series A
5.000%, 12/01/24	1,275	1,358,724
Michigan State (GO) Series B
4.000%, 11/01/25	1,000	1,052,983

TOTAL MICHIGAN		2,411,707

MINNESOTA — (3.1%)
City of Saint Paul
5.000%, 09/01/29	1,040	1,196,681
City of Saint Paul (GO) Series A
5.000%, 03/01/25	2,020	2,162,300
Hennepin County (GO) Series A
5.000%, 12/01/26	1,250	1,384,192
Metropolitan Council (GO) Series B
5.000%, 03/01/24	1,295	1,358,966

	Face Amount^	Value†
	(000)
MINNESOTA — (Continued)
Minneapolis Special School District No. 1 (GO) (SD CRED PROG) Series
5.000%, 02/01/27	4,735	$5,260,872
Minnesota State
4.000%, 08/01/26	550	584,273
Minnesota State (GO) Series A
5.000%, 10/01/27	2,000	2,246,188
Minnesota State (GO) Series A-
5.000%, 09/01/29	1,375	1,587,088
Minnesota State (GO) Series D
5.000%, 08/01/24	1,800	1,906,295
Minnesota State (GO) Series E
5.000%, 08/01/22	760	766,820
Ramsey County (GO) Series A
5.000%, 02/01/25	1,150	1,228,889
South State Paul Special School District No. 6 (GO) (SD CRED PROG) Series A
5.000%, 02/01/29	1,905	2,167,616

TOTAL MINNESOTA		21,850,180

MISSOURI — (1.9%)
Columbia School District (GO) Series B
5.000%, 03/01/25	1,725	1,842,612
Metropolitan Saint Louis Sewer District (RB) Series B
¤ 5.000%, 05/01/26 (Pre-refunded @ $100, 5/1/25)	1,540	1,655,076
Saint Louis County (GO)
5.000%, 02/01/23	2,545	2,605,995
5.000%, 02/01/25	1,270	1,355,725
Saint Louis County Reorganized School District No R-6 (GO)
5.000%, 02/01/26	5,000	5,445,771

TOTAL MISSOURI		12,905,179

156

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CONTINUED

	Face Amount^	Value†
	(000)
NEBRASKA — (1.6%)
Metropolitan Utilities District of Omaha Gas System Revenue (RB)
5.000%, 12/01/28	2,240	$2,554,706
Omaha School District (GO)
5.000%, 12/15/25	4,000	4,334,247
Papillion-La Vista School District No. 27 (GO) Series B
4.000%, 12/01/25	600	630,118
Sarpy County
5.000%, 06/01/25	1,925	2,069,245
5.000%, 06/01/26	1,115	1,222,017

TOTAL NEBRASKA		10,810,333

NEVADA — (1.0%)
Las Vegas Valley Water District (GO) Series C
5.000%, 06/01/24	405	426,361
Nevada State (GO) Series C
5.000%, 11/01/24	450	478,924
Washoe County NV (GO)
5.000%, 07/01/24	1,265	1,334,148
Washoe County School District
5.000%, 04/01/29	3,010	3,436,619
5.000%, 10/01/29	1,125	1,290,981

TOTAL NEVADA		6,967,033

NEW HAMPSHIRE — (0.4%)
City of Nashua (GO)
4.000%, 07/15/24	770	797,717
New Hampshire State (GO) Series A
5.000%, 03/01/29	1,500	1,724,791

TOTAL NEW HAMPSHIRE		2,522,508

NEW JERSEY — (1.2%)
City of Hoboken (GO)
3.000%, 02/01/23	2,000	2,018,497
3.000%, 02/01/25	910	921,231
Monmouth County (GO)
5.000%, 07/15/26	1,200	1,318,746
Montville Township (GO)
3.000%, 10/01/25	500	508,999
Princeton (GO)
3.000%, 09/15/24	1,515	1,538,797
2.000%, 12/15/25	1,815	1,774,388

TOTAL NEW JERSEY		8,080,658

	Face Amount^	Value†
	(000)
NEW MEXICO — (0.8%)
City of Albuquerque (GO) Series B
5.000%, 07/01/26	200	$219,636
New Mexico State Severance Tax Permanent Fund (RB) Series A
5.000%, 07/01/27	4,000	4,469,054
Santa Fe County (GO)
5.000%, 07/01/22	710	714,337

TOTAL NEW MEXICO		5,403,027

NEW YORK — (3.1%)
City of New York (GO) Series A
5.000%, 08/01/24	3,100	3,267,717
5.000%, 08/01/25	1,700	1,825,576
City of New York (GO) Series C
5.000%, 08/01/22	500	504,536
Kingston City School District (GO) (ST AID WITHHLDG)
3.000%, 06/01/26	1,530	1,559,133
New York State Dormitory Authority (RB)
5.000%, 02/15/25	150	160,125
New York State Dormitory Authority (RB) Series A
5.000%, 03/15/23	600	616,138
5.000%, 03/15/28	4,000	4,487,426
New York State Dormitory Authority (RB) Series B
5.000%, 02/15/24	300	314,532
New York State Dormitory Authority (RB) Series E
5.000%, 03/15/29	5,000	5,668,409
New York State Dormitory Authority (RB) (ETM) Series A
5.000%, 02/15/25	350	374,046
New York State Urban Development Corp. (RB) Series A
5.000%, 03/15/25	500	534,647
North Shore Central School District (GO) (ST AID WITHHLDG)
2.000%, 12/15/23	315	313,070
Riverhead Central School District (GO) (ST AID WITHHLDG)
2.000%, 10/15/22	540	541,179

157

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CONTINUED

	Face Amount^	Value†
	(000)
NEW YORK — (Continued)
Triborough Bridge & Tunnel Authority (RB) Series C-1
4.000%, 11/15/27	1,500	$1,600,396

TOTAL NEW YORK		21,766,930

NORTH CAROLINA — (2.8%)
City of Charlotte (GO) Series A
5.000%, 06/01/29	2,000	2,307,884
City of Greensboro (GO) Series B
5.000%, 04/01/26	1,010	1,107,952
Mecklenburg County (GO) Series A
5.000%, 12/01/24	825	880,242
New Hanover County (GO)
5.000%, 02/01/23	1,550	1,586,565
North Carolina State (GO)
5.000%, 06/01/25	2,000	2,156,293
North Carolina State (GO) Series A
5.000%, 06/01/24	2,200	2,320,627
5.000%, 06/01/25	655	706,186
North Carolina State (GO) Series B
5.000%, 06/01/25	3,455	3,724,996
North Carolina State (GO) Series D
4.000%, 06/01/23	350	357,453
Wake County (GO)
5.000%, 04/01/25	4,000	4,297,317

TOTAL NORTH CAROLINA		19,445,515

NORTH DAKOTA — (0.2%)
City of West Fargo (GO) Series A
5.000%, 05/01/24	1,150	1,206,144

OHIO — (3.0%)
City of Columbus (GO) Series 3
5.000%, 02/15/27	1,250	1,390,349
City of Columbus (GO) Series A
3.000%, 07/01/22	835	837,427
5.000%, 04/01/29	2,000	2,295,679
City of Columbus (GO) Series B
5.000%, 02/15/23	475	486,813

	Face Amount^	Value†
	(000)
OHIO — (Continued)
City of Columbus (GO) Series A
4.000%, 04/01/24	1,500	$1,548,486
Cuyahoga County (RB)
¤ 5.000%, 12/01/35 (Pre-refunded @ $100, 12/1/24)	3,545	3,772,289
Ohio State (GO) Series A
5.000%, 09/15/22	750	759,256
5.000%, 02/01/24	2,820	2,951,860
5.000%, 09/01/26	1,500	1,650,973
Ohio State (GO) Series B
5.000%, 06/15/22	450	451,897
5.000%, 09/01/24	2,000	2,119,295
Ohio State (GO) Series C
5.000%, 08/01/28	2,000	2,267,532
Ohio State (GO) Series W
4.000%, 05/01/24	215	222,230
4.000%, 05/01/25	215	224,762

TOTAL OHIO		20,978,848

OKLAHOMA — (1.2%)
City of Oklahoma City (GO)
4.000%, 03/01/23	1,680	1,708,627
4.000%, 03/01/25	1,255	1,311,410
City of Tulsa (GO)
5.000%, 03/01/24	200	209,695
5.000%, 03/01/26	2,750	3,000,020
Oklahoma City Water Utilities Trust (RB)
5.000%, 07/01/34	1,885	2,047,514

TOTAL OKLAHOMA		8,277,266

OREGON — (2.5%)
City of Salem (GO)
5.000%, 06/01/26	1,220	1,338,736
Clackamas County School District No. 7J Lake Oswego (GO) (SCH BD GTY)
5.000%, 06/01/24	400	421,515
Jackson County (GO)
4.000%, 06/01/23	40	40,826
Lane County School District No. 4J Eugene (GO) (SCH BD GTY)
3.000%, 06/15/25	940	955,290
5.000%, 06/15/28	2,500	2,833,651
Multnomah County (GO) Series A
5.000%, 06/15/29	250	287,234

158

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CONTINUED

	Face Amount^	Value†
	(000)
OREGON — (Continued)
Multnomah County School District No. 7 Reynolds (GO) (SCH BD GTY) Series A
5.000%, 06/15/25	1,000	$1,075,913
Oregon State (GO)
5.000%, 05/01/25	700	752,097
Oregon State (GO) Series A
5.000%, 05/01/26	1,000	1,094,834
Oregon State Department of Transportation (RB) Series A
¤ 5.000%, 11/15/30 (Pre-refunded @ $100, 11/15/24)	1,150	1,224,149
Salem ORE (GO)
5.000%, 06/01/25	1,280	1,378,446
Tri-County Metropolitan Transportation District of Oregon (RB) Series B
¤ 5.000%, 09/01/26 (Pre-refunded @ $100, 9/1/25)	150	162,083
Washington & Multnomah Counties School District No. 48J Beaverton (GO) (SCH BD GTY)
¤ 5.000%, 06/15/26 (Pre-refunded @ $100, 6/15/24)	650	685,596
Washington County (GO)
5.000%, 03/01/24	3,000	3,145,426
Water Environment Services Sewer Revenue (RB)
5.000%, 06/01/29	2,010	2,312,415

TOTAL OREGON		17,708,211

PENNSYLVANIA — (0.9%)
Berks County (GO)
5.000%, 11/15/22	445	453,143
Chartiers Valley School District (GO) (ST AID WITHHLDG) Series
¤ 5.000%, 10/15/40 (Pre-refunded @ $100, 4/15/25)	1,900	2,037,446
Montgomery County (GO) Series A
5.000%, 01/01/26	2,745	2,992,932

	Face Amount^	Value†
	(000)
PENNSYLVANIA — (Continued)
Pennsylvania State University (RB) Series E
5.000%, 03/01/24	55	$57,687
5.000%, 03/01/25	130	138,753
Township of Lower Merion (GO)
5.000%, 05/01/29	605	696,507

TOTAL PENNSYLVANIA		6,376,468

RHODE ISLAND — (0.3%)
Rhode State Island (GO) Series B
5.000%, 08/01/29	2,000	2,229,035

SOUTH CAROLINA — (4.3%)
Beaufort County School District (GO) (SCSDE) Series A
5.000%, 03/01/26	2,280	2,492,525
Clemson University (RB) Series B
5.000%, 05/01/25	750	803,348
Grand Strand Water & Sewer Authority (RB) Series A
5.000%, 06/01/26	1,205	1,323,749
Lexington County School District No. 1 (GO) (SCSDE) Series C
4.000%, 02/01/23	3,985	4,047,607
Richland County (GO) (ST AID WITHHLDG) Series
5.000%, 03/01/25	6,535	7,004,629
Richland County School District No. 2 (GO) (SCSDE)
5.000%, 03/01/28	3,000	3,384,564
Richland County School District No. 2 (GO) (SCSDE) Series A
5.000%, 03/01/27	855	950,109
South Carolina State (GO) (ST AID WITHHLDG) Series B
5.000%, 04/01/26	1,210	1,326,400
Spartanburg County (GO) (ST AID WITHHLDG) Series A
3.000%, 04/01/25	1,715	1,741,665
3.000%, 04/01/26	1,500	1,528,466

159

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CONTINUED

	Face Amount^	Value†
	(000)
SOUTH CAROLINA — (Continued)
State of South Carolina (GO) Series C
5.000%, 04/01/25	1,090	$1,170,700
York County (GO) (ST AID WITHHLDG)
5.000%, 04/01/24	4,195	4,409,419

TOTAL SOUTH CAROLINA		30,183,181

TENNESSEE — (4.6%)
City of Knoxville Electric System Revenue (RB)
5.000%, 07/01/26	865	946,541
City of Knoxville Electric System Revenue (RB) Series LL
5.000%, 07/01/24	4,050	4,273,138
5.000%, 07/01/25	1,775	1,910,363
City of Knoxville TN Wastewater System Revenue
5.000%, 04/01/29	3,000	3,417,098
City of Memphis (GO)
5.000%, 05/01/26	1,000	1,094,834
City of Memphis (GO) Series A
5.000%, 04/01/25	2,530	2,710,669
County of Sumner (GO)
5.000%, 06/01/26	1,500	1,647,209
Knox County (GO) Series C
5.000%, 06/01/25	1,000	1,076,603
Metropolitan Government of Nashville & Davidson County (GO)
5.000%, 07/01/22	650	653,885
Metropolitan Government of Nashville & Davidson County (GO) Series A
5.000%, 07/01/25	2,325	2,503,777
Metropolitan Government of Nashville & Davidson County Water & Sewer Revenue (RB) Series A
5.000%, 07/01/27	275	307,248
Sumner County (GO)
5.000%, 12/01/22	640	652,010
Tennessee State (GO) Series B
5.000%, 08/01/25	1,000	1,081,975
Williamson County (GO)
5.000%, 04/01/29	3,620	4,160,108

	Face Amount^	Value†
	(000)
TENNESSEE — (Continued)
Williamson County (GO) Series
5.000%, 04/01/26	1,015	$1,111,448
5.000%, 04/01/28	1,325	1,500,466
5.000%, 05/01/28	2,700	3,061,216

TOTAL TENNESSEE		32,108,588

TEXAS — (16.3%)
Alvin Independent School District (GO) (PSF-GTD)
5.000%, 02/15/23	140	143,471
Alvin Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/25	1,500	1,605,012
Austin Community College District (GO)
¤ 5.000%, 08/01/30 (Pre-refunded @ $100, 8/1/25)	165	177,722
Austin Independent School District (GO) (PSF-GTD)
5.000%, 08/01/24	250	263,750
Bexar County (GO)
4.000%, 06/15/26	650	686,653
5.000%, 06/15/26	1,625	1,781,751
Brazosport Independent School District (GO) (PSF-GTD)
5.000%, 02/15/25	2,000	2,135,555
Bridgeport Independent School District (GO) (PSF-GTD)
5.000%, 08/15/24	1,600	1,693,405
City of Amarillo (GO)
2.000%, 02/15/24	725	719,685
2.000%, 02/15/25	725	711,993
4.000%, 02/15/26	1,685	1,773,014
City of Arlington (GO) Series A
5.000%, 08/15/23	2,090	2,166,920
City of Arlington Water & Wastewater System Revenue (RB)
5.000%, 06/01/26	1,025	1,119,344
City of Austin (GO)
5.000%, 09/01/23	500	519,077
5.000%, 11/01/23	1,895	1,974,815
5.000%, 09/01/26	2,500	2,748,390
5.000%, 09/01/27	2,255	2,518,640

160

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CONTINUED

	Face Amount^	Value†
	(000)
TEXAS — (Continued)
City of Brownsville Utilities System Revenue (RB) Series A
¤ 5.000%, 09/01/28 (Pre-refunded @ $100, 9/1/23)	2,000	$2,072,562
City of Carrollton (GO)
5.000%, 08/15/25	1,420	1,528,967
City of Celina (GO)
4.125%, 09/01/25	1,415	1,490,591
4.125%, 09/01/26	2,520	2,678,475
City of Dallas Waterworks & Sewer System Revenue (RB) Series C
5.000%, 10/01/24	120	127,536
5.000%, 10/01/25	500	542,214
City of Fort Worth (GO)
5.000%, 03/01/28	2,000	2,169,642
City of Fort Worth Water & Sewer System Revenue (RB) Series A
5.000%, 02/15/24	3,310	3,464,396
5.000%, 02/15/25	4,380	4,680,527
City of Frisco (GO)
4.000%, 02/15/25	2,550	2,656,759
5.000%, 02/15/28	3,495	3,926,519
City of Garland (GO) Series A
5.000%, 02/15/24	200	209,293
City of Houston (GO) Series A
5.000%, 03/01/26	1,000	1,088,245
City of Irving (GO)
5.000%, 09/15/25	1,750	1,884,291
City of Lubbock (GO) Series A
5.000%, 02/15/25	770	822,189
City of Midland (GO)
5.000%, 03/01/28	1,200	1,348,304
City of Pearland (GO)
5.000%, 03/01/25	500	534,090
Conroe Independent School District (GO) (PSF-GTD)
5.000%, 02/15/26	2,000	2,180,691
Corpus Christi Independent School District (GO) (PSF-GTD)
4.000%, 08/15/23	160	163,874
4.000%, 08/15/24	140	144,953
County of Collin (GO)
5.000%, 02/15/25	1,010	1,079,863

	Face Amount^	Value†
	(000)
TEXAS — (Continued)
Dallas Independent School District (GO) (PSF-GTD) Series A
5.000%, 08/15/24	3,250	$3,441,218
Eanes Independent School District (GO) (PSF-GTD) Series A
5.000%, 08/01/25	1,505	1,625,923
El Paso Independent School District (GO) (PSF-GTD)
5.000%, 08/15/24	500	528,616
Fort Bend Independent School District
5.000%, 08/15/24	170	179,514
Fort Bend Independent School District (GO) (PSF-GTD) Series C
5.000%, 02/15/24	1,275	1,335,844
Fort Worth Independent School District (GO) (PSF-GTD)
5.000%, 02/15/26	445	485,204
Frisco Independent School District (GO) (PSF-GTD)
5.000%, 02/15/25	750	801,878
Goose Creek Consolidated Independent School District (GO) (PSF-GTD)
5.000%, 02/15/23	215	220,296
Grapevine-Colleyville Independent School District (GO) (PSF-GTD) Series A
5.000%, 08/15/28	1,000	1,133,165
Grapevine-Colleyville Independent School District (GO) Series B
5.000%, 08/15/27	2,570	2,867,249
Harris County (GO)
5.000%, 10/01/26	400	441,269
Harris County (GO) Series A
5.000%, 10/01/23	1,565	1,627,399
Harris County Flood Control District (GO) Series A
5.000%, 10/01/26	550	605,055
Highland Park Independent School District (GO)
5.000%, 02/15/23	2,000	2,049,422
Houston Independent School District (GO) (PSF-GTD)
5.000%, 02/15/24	2,000	2,095,083
5.000%, 02/15/25	1,515	1,615,575

161

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CONTINUED

	Face Amount^	Value†
	(000)
TEXAS — (Continued)
Houston Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/26	1,750	$1,902,821
Katy Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/26	1,765	1,922,459
Leander Independent School District (GO) (PSF-GTD) Series C
5.000%, 08/15/24	700	740,865
Mansfield Independent School District (GO) (PSF-GTD)
¤ 5.000%, 02/15/28 (Pre-refunded @ $100, 2/15/25)	885	946,741
North Texas Municipal Water District Water System Revenue (RB)
5.000%, 09/01/23	125	129,752
Northwest Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/24	1,000	1,045,750
Port Authority of Houston of Harris County Texas (GO) Series A-2
5.000%, 10/01/23	70	72,761
Port Neches-Groves Independent School District (GO) (PSF-GTD)
5.000%, 02/15/24	1,000	1,047,900
San Antonio Independent School District (GO) (PSF-GTD)
5.000%, 08/15/26	810	892,889
Tarrant Regional Water District (RB) Series A
4.000%, 09/01/29	5,730	6,230,791
Texas State (GO)
5.000%, 10/01/23	375	389,792
5.000%, 08/01/26	1,420	1,560,581
¤ 4.000%, 10/01/33 (Pre-refunded @ $100, 4/1/24)	1,500	1,547,347
Texas State (GO) Series A
5.000%, 04/01/25	2,185	2,342,306
5.000%, 10/01/25	2,465	2,669,749
Texas State
5.000%, 08/01/25	1,025	1,105,888

	Face Amount^	Value†
	(000)
TEXAS — (Continued)
Trinity River Authority Denton Creek Wastewater Treatment System Revenue
5.000%, 02/01/26	325	$352,229
University of Texas System (RB) Series C
5.000%, 08/15/24	1,000	1,056,318
University of Texas System (RB) Series J
5.000%, 08/15/25	3,000	3,233,803
Waco Independent School District (GO) (PSF-GTD)
5.000%, 08/15/28	300	339,394
Wichita Falls Independent School District (GO) (PSF-GTD)
4.000%, 02/01/25	105	109,374
Williamson County (GO)
4.000%, 02/15/26	4,000	4,207,457
Ysleta Independent School District (GO) (PSF-GTD)
¤ 5.000%, 08/15/41 (Pre-refunded @ $100, 8/15/25)	1,200	1,297,529

TOTAL TEXAS		113,730,384

UTAH — (2.1%)
Canyons School District (GO) (SCH BD GTY) Series A
5.000%, 06/15/25	1,615	1,740,624
Davis School District (GO) (SCH BD GTY) Series B
5.000%, 06/01/23	2,445	2,522,997
Granite School District Board of Education (GO) (SCH BD GTY)
5.000%, 06/01/25	2,500	2,692,278
Provo School District (GO) (SCH BD GTY)
5.000%, 06/15/25	2,000	2,154,947
Salt Lake County (GO) Series B
5.000%, 12/15/24	1,600	1,708,150
Utah State (GO)
5.000%, 07/01/24	2,000	2,116,273
Utah State (GO) Series B
5.000%, 07/01/24	575	608,429

162

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CONTINUED

	Face Amount^	Value†
	(000)
UTAH — (Continued)
Utah Transit Authority (RB) Series A-SUB
¤ 5.000%, 06/15/35 (Pre-refunded @ $100, 6/15/25)	700	$754,270

TOTAL UTAH		14,297,968

VERMONT — (0.1%)
Vermont State (GO) Series B
5.000%, 08/15/23	1,000	1,037,062

VIRGINIA — (4.1%)
City of Alexandria (GO) (ST AID WITHHLDG) Series D
5.000%, 07/01/26	2,235	2,461,870
City of Hampton (GO) (ST AID WITHHLDG) (ETM) Series B
5.000%, 09/01/22	75	75,856
City of Hampton (GO) (ST AID WITHHLDG) Series B
5.000%, 09/01/22	400	404,794
City of Lynchburg (GO)
5.000%, 08/01/28	1,935	2,200,996
City of Manassas (GO) (ST AID WITHHLDG)
5.000%, 01/01/26	2,485	2,704,895
City of Newport News Water Revenue (RB)
5.000%, 07/15/24	950	1,004,874
Commonwealth of Virginia (GO) Series A
5.000%, 06/01/25	1,430	1,538,219
Fairfax County (GO) (ST AID WITHHLDG) Series
4.000%, 10/01/27	750	803,463
Fairfax County Water Authority (RB)
5.000%, 04/01/26	1,290	1,414,095
Henrico County (GO) (ST AID WITHHLDG)
5.000%, 08/01/27	3,000	3,356,027
Henrico County (GO) (ST AID WITHHLDG) Series A
5.000%, 08/01/25	1,545	1,667,129
Loudoun County (GO) (ST AID WITHHLDG) Series B
5.000%, 12/01/24	2,000	2,131,850
5.000%, 12/01/25	1,800	1,958,637
Loudoun County (GO) Series B
5.000%, 12/01/26	2,270	2,512,657

	Face Amount^	Value†
	(000)
VIRGINIA — (Continued)
Loudoun County Sanitation Authority (RB)
5.000%, 01/01/26	2,165	$2,361,340
Virginia College Building Authority (RB) (ST AID WITHHLDG) Series A
¤ 5.000%, 09/01/25 (Pre-refunded @ $100, 9/1/24)	1,985	2,103,400

TOTAL VIRGINIA		28,700,102

WASHINGTON — (7.2%)
Auburn School District No. 408 of King & Pierce Counties (GO) (SCH BD GTY)
5.000%, 12/01/25	960	1,044,262
Chelan County Public Utility District No. 1 (RB) Series A
5.000%, 07/01/24	200	210,716
5.000%, 07/01/25	100	107,374
City of Bellevue (GO) Series A
4.000%, 12/01/25	210	221,278
City of Seattle (GO) Series A
5.000%, 12/01/25	2,000	2,175,547
5.000%, 05/01/26	3,165	3,471,465
5.000%, 12/01/26	1,500	1,663,086
City of Seattle Water System Revenue (RB)
5.000%, 08/01/26	5,740	6,313,122
Clark County School District No. 37 Vancouver (GO) (SCH BD GTY)
4.000%, 12/01/26	1,940	2,069,186
County of King (GO) Series A
4.000%, 01/01/26	500	527,382
King County (GO) Series E
5.000%, 12/01/25	1,275	1,386,911
King County School District No. 210 Federal Way (GO) (SCH BD GTY)
5.000%, 12/01/25	1,000	1,087,773
King County School District No. 405 Bellevue (GO) (SCH BD GTY) Series B
5.000%, 12/01/26	995	1,103,181
King County School District No. 411 Issaquah (GO) (SCH BD GTY)
5.000%, 12/01/23	1,440	1,503,361

163

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CONTINUED

	Face Amount^	Value†
	(000)
WASHINGTON — (Continued)
King County School District No. 414 Lake Washington (GO) (SCH BD GTY)
5.000%, 12/01/22	2,000	$2,041,387
4.000%, 12/01/25	1,370	1,443,574
King County Sewer Revenue (RB) Series B
5.000%, 07/01/25	1,305	1,405,346
5.000%, 07/01/28	1,500	1,639,195
Snohomish County Public Utility District No. 1 (RB) Series A
5.000%, 12/01/23	595	620,708
Snohomish County School District No. 6 Mukilteo (GO) (SCH BD GTY)
5.000%, 12/01/25	2,000	2,175,547
Spokane County (GO)
5.000%, 12/01/28	1,200	1,364,713
State of Washington
5.000%, 02/01/34	2,435	2,619,544
Washington State (GO) Series
5.000%, 02/01/28	1,000	1,106,341
Washington State (GO) Series 2017-A
5.000%, 08/01/26	1,675	1,838,701
Washington State (GO) Series B
5.000%, 07/01/24	800	844,944
5.000%, 07/01/25	475	511,524
Washington State (GO) Series C
5.000%, 02/01/23	500	511,833
5.000%, 02/01/25	1,000	1,067,775
Washington State (GO) Series D
5.000%, 06/01/24	2,225	2,345,604
5.000%, 06/01/25	1,260	1,354,578
Washington State (GO) Series R-2018C
5.000%, 08/01/25	2,500	2,696,809
Washington State (GO) Series R-2018D
5.000%, 08/01/25	1,365	1,472,458

TOTAL WASHINGTON		49,945,225

WEST VIRGINIA — (0.1%)
West Virginia State (GO) Series A
5.000%, 12/01/23	500	522,000

	Face Amount^	Value†
	(000)
WISCONSIN — (2.9%)
City of Madison (GO) Series A
4.000%, 10/01/26	1,000	$1,061,671
Germantown School District (GO) Series A
5.000%, 04/01/27	1,000	1,112,833
Janesville School District (GO) (ETM)
3.000%, 03/01/24	355	358,605
Janesville School District (GO)
3.000%, 03/01/24	1,645	1,665,302
Madison Metropolitan School District (GO) Series A
2.000%, 03/01/25	1,300	1,257,303
Milwaukee County Metropolitan Sewer District (GO) Series A
5.000%, 10/01/25	2,635	2,856,569
Milwaukee Metropolitan Sewerage District (GO) Series A
5.000%, 10/01/25	620	671,600
Waukesha WIS (GO) Series C
5.000%, 10/01/25	200	215,320
Wisconsin State (GO) Series 1
5.000%, 05/01/26	2,745	3,000,944
5.000%, 05/01/29	1,250	1,427,054
Wisconsin State (GO) Series 3
5.000%, 11/01/22	75	76,277
Wisconsin State (GO) Series A
5.000%, 05/01/25	970	1,041,029
Wisconsin State (GO) Series B
5.000%, 05/01/25	2,000	2,146,451
5.000%, 05/01/27	3,000	3,337,299

TOTAL WISCONSIN		20,228,257

TOTAL MUNICIPAL BONDS Cost ($ 731,179,344)		696,591,514

TOTAL INVESTMENTS — (100.0%) (Cost $ 731,179,344)		$696,591,514

164

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CONTINUED

Summary of the Portfolio’s investments as of April 30, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Municipal Bonds	—	$696,591,514	—	$696,591,514

TOTAL	—	$696,591,514	—	$696,591,514

See accompanying Notes to Financial Statements.

165

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SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

	Face Amount^	Value†
	(000)
MUNICIPAL BONDS — (100.0%)
ALABAMA — (0.1%)
Alabama Federal Aid Highway Finance Authority (RB)
¤ 5.000%, 09/01/26 (Pre-refunded @ $100, 9/1/22)	1,000	$1,011,419
Mobile County Board of School Commissioners (ST) (BAM)
4.000%, 03/01/24	400	410,966
5.000%, 03/01/25	245	260,530

TOTAL ALABAMA		1,682,915

ALASKA — (0.1%)
Municipality of Anchorage (TAN)
1.500%, 12/15/22	3,000	2,997,723

ARIZONA — (1.5%)
Arizona Health Facilities Authority (RB)
5.000%, 12/01/26	4,285	4,512,464
Arizona State Lottery Revenue
5.000%, 07/01/23	5,000	5,167,787
Arizona State University (RB) Series A
¤ 5.000%, 07/01/42 (Pre-refunded @ $100, 7/1/22)	3,000	3,018,130
City of Chandler (GO)
5.000%, 07/01/22	6,225	6,262,825
5.000%, 07/01/23	5,000	5,168,957
City of Phoenix
5.000%, 07/01/24	760	801,685
City of Tucson (GO) Series A
5.000%, 07/01/22	1,500	1,509,040
Maricopa County Union High School District No. 210-Phoenix (GO) Series E
5.000%, 07/01/23	1,425	1,473,153
5.000%, 07/01/24	675	712,190
Pima County (GO)
4.000%, 07/01/23	1,050	1,073,499

	Face Amount^	Value†
	(000)
ARIZONA — (Continued)
Town of Gilbert
5.000%, 07/15/24	5,145	$5,437,841

TOTAL ARIZONA		35,137,571

ARKANSAS — (0.1%)
North Little Rock School District No. 1 (GO) (ST AID WITHHLDG)
5.000%, 02/01/25	300	319,591
University of Arkansas
¤ 5.000%, 11/01/36 (Pre-refunded @ $100, 11/1/24)	1,585	1,685,686

TOTAL ARKANSAS		2,005,277

CALIFORNIA — (6.7%)
California State Department of Water Resources (RB) Series AQ
¤ 4.000%, 12/01/35 (Pre-refunded @ $100, 6/1/23)	1,000	1,021,078
City of Los Angeles (RN)
4.000%, 06/23/22	38,000	38,156,146
East Side Union High School District (GO) Series C
3.000%, 08/01/22	7,540	7,572,152
Fremont Unified School District/Alameda County (GO) Series
¤ 4.000%, 08/01/46 (Pre-refunded @ $100, 8/1/24)	5,000	5,183,171
Inglewood Unified School District (GO) (AGM) Series A
4.000%, 08/01/22	1,100	1,107,118
4.000%, 08/01/23	1,125	1,150,338
Los Angeles County (RN)
4.000%, 06/30/22	10,000	10,046,058
Los Angeles Unified School District (GO) Series A
5.000%, 07/01/23	9,000	9,307,285
Orange County Transportation Authority
5.000%, 10/15/24	15,000	15,904,210

166

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CONTINUED

	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
Riverside County (RN)
2.000%, 06/30/22	6,250	$6,259,314
Riverside County Transportation Commission (RB) Series A
¤ 5.250%, 06/01/30 (Pre-refunded @ $100, 6/1/23)	2,000	2,066,495
San Diego Unified School District (RN) Series A
4.000%, 06/30/22	19,670	19,762,036
San Diego Unified School District (GO) (AGM) Series C-2
5.500%, 07/01/22	10,790	10,862,958
San Diego Unified School District (GO) Series N-2
5.000%, 07/01/23	7,200	7,444,985
San Mateo Union High School District (GO) Series A
4.000%, 09/01/22	1,600	1,613,859
Southern California Public Power Authority (RB) Series A
5.000%, 07/01/22	820	825,009
State of California (GO)
5.000%, 04/01/24	3,000	3,153,464
University of California (RB) Series G
¤ 5.000%, 05/15/37 (Pre-refunded @ $100, 5/15/22)	10,385	10,398,182
West Contra Costa Unified School District (GO) Series A-1
5.000%, 08/01/23	920	953,452

TOTAL CALIFORNIA		152,787,310

COLORADO — (3.2%)
Board of Water Commissioners City & County of Denver
5.000%, 09/15/24	1,365	1,449,272
Board of Water Commissioners City & County of Denver (RB) Series B
5.000%, 09/15/22	3,420	3,465,132

	Face Amount^	Value†
	(000)
COLORADO — (Continued)
Boulder Valley School District No. Re-2 Boulder (GO) (ST AID WITHHLDG) Series A
6.000%, 12/01/22	1,920	$1,968,594
City & County of Denver (GO) Series A
5.000%, 08/01/22	3,845	3,878,068
City of Colorado Springs Utilities System Revenue (RB) Series A
5.000%, 11/15/22	1,200	1,222,282
City of Colorado Springs Utilities System Revenue (RB) Series B
5.000%, 11/15/22	870	886,154
5.000%, 11/15/23	1,415	1,476,924
Colorado Health Facilities Authority (RB) Series A-
5.000%, 08/01/25	885	943,546
Colorado State Education Loan Program (RN) Series A
4.000%, 06/29/22	40,000	40,180,744
Denver City & County School District No. 1 (GO) (ST AID WITHHLDG)
5.000%, 12/01/22	11,950	12,186,107
El Paso County School District No. 2 Harrison (GO) (ST AID WITHHLDG)
5.000%, 12/01/22	1,500	1,529,374
Jefferson County (GO) (ST AID WITHHLDG)
5.000%, 12/15/22	1,180	1,204,333
Regional Transportation District (COP)
5.000%, 06/01/29	300	319,396
Weld County School District No. 6 Greeley (GO) (ST AID WITHHLDG)
5.000%, 12/01/23	1,370	1,430,281
Weld County School District No. RE-4 (GO) (ST AID WITHHLDG)
4.000%, 12/01/22	1,000	1,014,205

TOTAL COLORADO		73,154,412

CONNECTICUT — (4.7%)
City of Bridgeport CT
5.000%, 08/15/26	2,620	2,854,692

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CONTINUED

	Face Amount^	Value†
	(000)
CONNECTICUT — (Continued)
City of Bristol (GO)
5.000%, 03/15/24	735	$772,168
City of Danbury (GO) (BAN)
1.000%, 07/14/22	25,000	24,989,630
City of Danbury (GO) Series A
4.000%, 07/15/22	1,200	1,206,573
4.000%, 07/15/23	1,200	1,227,418
City of Danbury (GO) Series B
4.000%, 07/15/22	2,775	2,790,200
City of Middletown (GO)
5.000%, 04/01/23	3,220	3,310,024
City of New Haven (GO) Series A
5.000%, 08/01/22	575	579,745
5.000%, 08/01/23	375	387,133
City of New Haven (GO) Series B
5.000%, 08/01/26	100	108,514
City of New Haven (GO) (AGM) Series A
¤ 5.000%, 08/01/31 (Pre-refunded @ $100, 8/1/24)	300	316,972
City of New London (BAN)
3.000%, 03/16/23	15,000	15,138,512
Connecticut State
4.000%, 01/15/25	10,750	11,160,268
Town of Cheshire (GO) Series B
4.000%, 07/15/22	1,500	1,508,338
Town of Greenwich (BAN)
2.000%, 02/09/23	30,000	30,043,494
Town of New Canaan (GO) Series
4.000%, 12/15/23	1,255	1,292,073
Town of North Branford (GO) (BAN)
2.000%, 08/04/22	1,000	1,001,864
Town of South Windsor (GO) Series B
4.000%, 12/15/22	1,095	1,111,028
Town of Southington (GO)
4.000%, 01/15/23	1,015	1,031,126
Town of Windham (GO)
1.000%, 09/29/22	5,000	4,991,313
University of Connecticut
5.000%, 02/15/24	1,625	1,696,440

TOTAL CONNECTICUT		107,517,525

	Face Amount^	Value†
	(000)
DELAWARE — (0.5%)
Delaware State (GO)
5.000%, 02/01/23	9,000	$9,214,346
Delaware State (GO) Series B
5.000%, 07/01/22	1,250	1,257,636

TOTAL DELAWARE		10,471,982

FLORIDA — (2.7%)
Florida Dev. Finance Corp. (RB)
5.000%, 11/15/25	1,450	1,562,590
Florida State (GO) Series A
5.000%, 07/01/22	6,130	6,167,551
5.000%, 07/01/24	8,755	9,252,564
Florida State (GO) Series B
5.000%, 06/01/22	2,500	2,507,453
Florida State (GO) Series F
5.000%, 06/01/22	245	245,730
Indian River County District School Board Series A
5.000%, 07/01/24	250	262,369
Miami-Dade County (GO)
5.000%, 07/01/24	1,400	1,477,741
Miami-Dade County Aviation Revenue (RB) Series B
¤ 5.000%, 10/01/25 (Pre-refunded @ $100, 10/1/22)	1,445	1,465,861
Miami-Dade County Expressway Authority (RB) Series B
5.000%, 07/01/27	1,040	1,092,577
Miami-Dade County Health Facilities Authority (RB)
5.000%, 08/01/23	300	310,494
Okaloosa County School Board Series A
5.000%, 10/01/25	875	943,509
Orlando Utilities Commission (RB) Series C
5.000%, 10/01/22	2,000	2,029,207
5.000%, 10/01/23	3,600	3,744,562
Sarasota County Public Hospital District (RB)
5.000%, 07/01/26	360	392,368
School Board of Miami-Dade County
5.000%, 11/01/25	2,000	2,114,584
School District of Broward County (RN)
2.000%, 06/30/22	20,000	20,027,860

168

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CONTINUED

	Face Amount^	Value†
	(000)
FLORIDA — (Continued)
School District of Broward County (GO)
5.000%, 07/01/22	1,660	$1,669,786
5.000%, 07/01/26	2,775	3,033,658
School District of Broward County (COP) Series B
5.000%, 07/01/24	2,280	2,402,655
School District of Broward County Series B
5.000%, 07/01/25	285	306,195

TOTAL FLORIDA		61,009,314

GEORGIA — (2.3%)
Athens-Clarke County Unified Government (GO)
5.000%, 12/01/22	2,100	2,141,123
Cobb County Kennestone Hospital Authority (RB)
5.000%, 04/01/30	2,150	2,204,979
Georgia State (GO) Series A
5.000%, 07/01/22	8,500	8,553,047
5.000%, 08/01/22	8,550	8,629,278
5.000%, 07/01/23	10,000	10,349,633
Gwinnett County School District (GO) Series B
5.000%, 08/01/25	6,330	6,842,719
Gwinnett County Water & Sewerage Authority (RB)
4.000%, 08/01/22	3,500	3,521,867
Henry County (GO)
5.000%, 05/01/22	600	600,000
Henry County School District (GO) (ST AID WITHHLDG)
5.000%, 08/01/23	5,800	6,007,980
Paulding County Hospital Authority (RB)
5.000%, 04/01/25	50	53,280
Paulding County School District (GO) (ST AID WITHHLDG)
3.000%, 08/01/22	1,500	1,506,285
Private Colleges & Universities Authority
5.000%, 04/01/23	325	333,638
Troup County School District
4.000%, 08/01/23	1,060	1,082,953

TOTAL GEORGIA		51,826,782

	Face Amount^	Value†
	(000)
HAWAII — (1.2%)
City & County of Honolulu (GO) Series B
5.000%, 10/01/23	730	$758,795
City & County of Honolulu (GO) Series F
5.000%, 07/01/22	1,250	1,257,616
Hawaii County
5.000%, 09/01/24	500	529,240
Hawaii State (GO) Series EO
5.000%, 08/01/22	6,000	6,053,692
Hawaii State (GO) Series EY
5.000%, 10/01/22	9,055	9,185,348
Hawaii State (GO) Series EZ
5.000%, 10/01/22	7,040	7,141,341
Hawaii State (GO) Series FK
4.000%, 05/01/23	1,030	1,050,018
Maui County (GO)
5.000%, 03/01/23	2,305	2,364,453

TOTAL HAWAII		28,340,503

ILLINOIS — (1.2%)
City of Springfield Electric Revenue
5.000%, 03/01/26	1,440	1,526,834
Cook & Will Counties Community College District No. 515 (GO) (BAM) Series B
5.000%, 12/01/26	200	218,481
Cook County Township High School District No. 225 (GO)
5.000%, 12/01/25	2,795	3,028,338
Illinois Finance Authority (RB)
¤ 4.000%, 06/01/47 (Pre-refunded @ $100, 6/1/22)	7,575	7,591,785
Illinois State (GO)
5.000%, 02/01/24	1,715	1,778,430
Illinois State (GO) Series
5.000%, 12/01/24	5,425	5,686,589
Lake County Forest Preserve District (GO)
5.000%, 12/15/22	1,485	1,514,327
Maine Township High School District No. 207 (GO) Series
3.000%, 12/01/23	4,095	4,150,735
Will County Community Unit School District No. 201
5.000%, 01/01/23	900	918,228

169

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CONTINUED

	Face Amount^	Value†
	(000)
ILLINOIS — (Continued)
5.000%, 01/01/24	390	$406,770

TOTAL ILLINOIS		26,820,517

INDIANA — (0.2%)
Greater Clark Building Corp. (RB) (ST INTERCEPT)
4.000%, 07/15/22	550	552,890
4.000%, 01/15/23	500	507,487
Indiana Finance Authority (RB) Series A
5.000%, 02/01/24	875	914,993
Indianapolis Local Public Improvement Bond Bank (RB) Series A
5.000%, 06/01/24	1,000	1,045,073
5.000%, 06/01/25	550	584,556
Lake Central Multi-District School Building Corp. (RB) (ST AID WITHHLDG)
¤ 5.000%, 01/15/33 (Pre-refunded @ $100, 1/15/23)	1,000	1,022,072

TOTAL INDIANA		4,627,071

IOWA — (0.5%)
Ankeny Community School District (GO) Series A
5.000%, 06/01/22	2,500	2,507,493
City of Ankeny (GO) Series A
5.000%, 06/01/22	4,495	4,508,365
City of Iowa City (GO)
5.000%, 06/01/23	1,080	1,114,453
College Community School District
3.000%, 06/01/24	240	242,993
3.000%, 06/01/25	405	410,697
Iowa Finance Authority (RB)
¤ 5.000%, 08/01/28 (Pre-refunded @ $100, 8/1/23)	2,205	2,283,515

TOTAL IOWA		11,067,516

KANSAS — (0.4%)
City of Lawrence (GO) Series I
4.500%, 05/01/22	1,000	1,000,000
City of Leawood (GO)
1.500%, 09/01/22	2,500	2,500,545
City of Shawnee (GO) Series A
4.000%, 12/01/23	1,565	1,609,223

	Face Amount^	Value†
	(000)
KANSAS — (Continued)
City of Topeka KS
4.000%, 08/15/22	200	$201,425
4.000%, 08/15/23	1,530	1,563,711
Johnson County (GO) Series A
3.000%, 09/01/22	1,135	1,140,799
Johnson County Unified School District No. 229 Blue Valley (GO) Series A
5.000%, 10/01/24	275	291,472

TOTAL KANSAS		8,307,175

KENTUCKY — (0.2%)
Kentucky Municipal Power Agency (RB) (NATL)
5.000%, 09/01/31	235	253,445
Kentucky State Property & Building Commission (RB)
5.000%, 05/01/26	690	748,594
Louisville & Jefferson County (RB)
5.000%, 12/01/35	3,115	3,124,312

TOTAL KENTUCKY		4,126,351

LOUISIANA — (2.1%)
Ascension Parish School Board
5.000%, 03/01/24	35	36,568
5.000%, 03/01/25	200	212,805
5.000%, 03/01/26	75	81,185
East Ouachita Parish School District (GO)
3.000%, 03/01/24	150	151,368
4.000%, 03/01/25	200	207,265
Louisiana Local Government Environmental Facilities & Community Dev. Auth (RB)
¤ 5.000%, 10/01/39 (Pre-refunded @ $100, 10/1/24)	10,000	10,603,797
Louisiana State
¤ 5.000%, 06/15/31 (Pre-refunded @ $100, 6/15/24)	6,270	6,613,360
5.000%, 06/15/33	3,650	3,849,882
Louisiana State (GO) Series A
5.000%, 08/01/22	1,225	1,235,962
5.000%, 03/01/23	7,105	7,283,510

170

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CONTINUED

	Face Amount^	Value†
	(000)
LOUISIANA — (Continued)
Louisiana State (GO) Series B
5.000%, 08/01/22	975	$983,725
Louisiana State (RB) Series A
¤ 5.000%, 06/15/32 (Pre-refunded @ $100, 6/15/24)	8,720	9,197,527
¤ 5.000%, 06/15/34 (Pre-refunded @ $100, 6/15/24)	4,000	4,219,049
Louisiana State Gasoline & Fuels Tax Revenue (RB) Series B
¤ 5.000%, 05/01/31 (Pre-refunded @ $100, 5/1/24)	1,065	1,118,057
¤ 5.000%, 05/01/34 (Pre-refunded @ $100, 5/1/24)	1,250	1,312,273

TOTAL LOUISIANA		47,106,333

MAINE — (0.1%)
City of Portland
5.000%, 05/01/24	1,000	1,052,074
5.000%, 05/01/25	455	488,802
Maine Health & Higher Educational Facilities Authority (RB)
5.000%, 07/01/24	390	409,465
5.000%, 07/01/25	435	464,343

TOTAL MAINE		2,414,684

MARYLAND — (5.1%)
Anne County Arundel (GO)
5.000%, 10/01/22	4,115	4,175,264
5.000%, 10/01/24	6,560	6,970,373
Baltimore County (GO)
5.000%, 03/01/23	6,595	6,766,209
5.000%, 03/01/24	4,040	4,239,555
5.000%, 03/01/25	7,500	8,036,848
Baltimore County (BAN)
4.000%, 03/24/23	15,000	15,269,262
Carroll County (GO) Series A
4.000%, 11/01/22	1,605	1,624,918
Harford County (GO) Series A
5.000%, 10/01/24	2,800	2,975,160

	Face Amount^	Value†
	(000)
MARYLAND — (Continued)
Harford County (GO) Series B
5.000%, 01/15/24	2,225	$2,327,329
5.000%, 08/15/22	7,935	8,015,455
Maryland State
5.000%, 03/15/23	1,600	1,643,174
5.000%, 08/01/24	4,345	4,600,605
Maryland State (GO) Series 1
5.000%, 06/01/23	3,010	3,106,349
Maryland State (GO) Series B
4.000%, 08/01/23	7,355	7,531,627
¤ 5.000%, 08/01/26 (Pre-refunded @ $100, 8/1/22)	2,500	2,522,434
Maryland State Department of Transportation (RB)
5.000%, 12/15/22	11,270	11,500,293
5.000%, 09/01/23	2,630	2,729,286
Montgomery County (GO) Series A
4.000%, 08/01/22	11,000	11,074,992
Prince County George’s (GO) Series A
5.000%, 07/15/22	10,000	10,075,469
Queen County Anne’s (GO)
5.000%, 07/15/22	1,550	1,561,571

TOTAL MARYLAND		116,746,173

MASSACHUSETTS — (7.7%)
Boston Water & Sewer Commission (RB) Series B
¤ 5.000%, 11/01/35 (Pre-refunded @ $100, 11/1/23)	1,500	1,562,276
City of Attleboro (GO)
1.000%, 11/01/22	10,000	9,974,304
City of Beverly (GO)
5.000%, 03/15/23	1,215	1,247,360
City of Boston
5.000%, 11/01/23	4,115	4,290,178
City of Cambridge (GO)
5.000%, 02/15/24	5,000	5,237,707
City of Fall River (BAN)
3.000%, 02/03/23	12,000	12,104,267
City of Framingham (GO)
5.000%, 06/15/22	1,755	1,762,754
5.000%, 12/15/22	480	489,749
5.000%, 12/15/23	1,565	1,633,926
City of Quincy (GO) (BAN)
1.000%, 06/10/22	31,000	30,997,362
1.000%, 07/08/22	10,000	9,997,961

171

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CONTINUED

	Face Amount^	Value†
	(000)
MASSACHUSETTS — (Continued)
City of Somerville (GO) (BAN)
2.000%, 06/03/22	35,000	$35,025,210
City of Worcester (GO)
5.000%, 02/15/23	1,800	1,844,765
Commonwealth of Massachusetts
5.000%, 12/01/23	5,500	5,742,003
5.000%, 11/01/24	4,700	4,998,563
Commonwealth of Massachusetts (GO)
5.000%, 07/01/24	2,335	2,465,168
Commonwealth of Massachusetts (GO) Series B
5.250%, 08/01/23	3,740	3,888,358
North Middlesex Regional School District (BAN)
3.000%, 02/03/23	10,000	10,082,388
Town of Ashland (GO) (BAN)
2.000%, 08/08/22	10,000	10,019,145
Town of Brookline (GO)
5.000%, 03/15/24	1,255	1,319,407
Town of Dracut (GO)
5.000%, 07/15/22	1,275	1,284,388
Town of Needham MA (GO)
5.000%, 07/15/22	1,510	1,520,965
Town of Norwood (GO)
5.000%, 03/15/24	1,775	1,865,093
Town of Plymouth (GO)
5.000%, 05/01/23	1,010	1,040,232
Town of Provincetown (GO)
5.000%, 09/15/22	1,350	1,367,614
Town of Watertown (GO)
5.000%, 02/01/23	2,445	2,503,414
Town of Wellesley (GO)
5.000%, 12/01/23	3,765	3,930,662
5.000%, 12/01/24	3,340	3,562,783
University of Massachusetts Building Authority Series 1
¤ 5.000%, 11/01/44 (Pre-refunded @ $100, 11/1/24)	2,620	2,783,812

TOTAL MASSACHUSETTS		174,541,814

MICHIGAN — (1.4%)
Ann Arbor School District (GO) (Q-SBLF)
¤ 5.000%, 05/01/29 (Pre-refunded @ $100, 5/1/22)	1,810	1,810,000

	Face Amount^	Value†
	(000)
MICHIGAN — (Continued)
City of Detroit Sewage Disposal System Revenue
¤ 5.250%, 07/01/39 (Pre-refunded @ $100, 7/1/22)	6,000	$6,038,662
L’Anse Creuse Public Schools (GO) (Q-SBLF)
¤ 5.000%, 05/01/28 (Pre-refunded @ $100, 5/1/25)	3,730	4,003,132
Michigan Finance Authority (RB)
¤ 5.000%, 10/01/28 (Pre-refunded @ $100, 10/1/22)	3,000	3,043,310
¤ 5.000%, 10/01/29 (Pre-refunded @ $100, 10/1/22)	2,000	2,028,873
¤ 5.000%, 10/01/32 (Pre-refunded @ $100, 10/1/22)	2,000	2,028,873
Michigan State Hospital Finance Authority (RB)
¤ 5.000%, 12/01/34 (Pre-refunded @ $100, 6/1/22)	11,810	11,844,833
Oakland University (RB) Series A
5.000%, 03/01/24	130	135,612
5.000%, 03/01/25	155	164,651
Romeo Community School District (GO) (Q-SBLF)
4.000%, 05/01/24	275	283,323
4.000%, 05/01/25	460	478,722

TOTAL MICHIGAN		31,859,991

MINNESOTA — (2.0%)
Cambridge-Isanti Independent School District No. 911 (GO) (SD CRED PROG) Series A
4.000%, 02/01/24	1,410	1,450,484
City of Lakeville (GO) Series A
4.000%, 02/01/23	2,300	2,337,510
Hennepin County (GO) Series A
5.000%, 12/01/22	3,500	3,570,585
5.000%, 12/01/24	1,000	1,065,666

172

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CONTINUED

	Face Amount^	Value†
	(000)
MINNESOTA — (Continued)
Hermantown Independent School District No. 700 (GO) (SD CRED PROG) Series A
4.000%, 02/01/24	360	$370,212
Lakeville Independent School District No. 194 (GO) (SD CRED PROG) Series A
5.000%, 02/01/23	5,875	6,006,970
Metropolitan Council (GO)
5.000%, 03/01/24	3,770	3,952,322
Metropolitan Council (GO) Series B
5.000%, 12/01/23	475	495,900
Minneapolis Special School District No. 1 (GO) (SD CRED PROG) Series B
5.000%, 02/01/23	2,295	2,348,104
Minnesota State
2.000%, 08/01/23	1,000	1,000,430
5.000%, 08/01/23	1,495	1,550,486
Minnesota State (GO) Series B
2.000%, 08/01/22	2,500	2,504,219
5.000%, 09/01/22	2,000	2,023,770
5.000%, 08/01/24	1,230	1,302,635
Minnesota State (GO) Series D
5.000%, 08/01/22	5,000	5,044,867
5.000%, 10/01/24	800	850,433
Rochester Independent School District No. 535 (GO) (SD CRED PROG) Series B
3.000%, 02/01/23	2,200	2,219,693
Rosemount-Apple Valley-Eagan Independent School District No. 196 Series A
5.000%, 02/01/24	1,910	1,997,970
South State Paul Special School District No. 6 (GO) (SD CRED PROG) Series A
5.000%, 02/01/24	1,535	1,606,506
St. Clair Independent School District No. 75 (GO) (SD CRED PROG) Series A
4.000%, 02/01/25	150	155,803

	Face Amount^	Value†
	(000)
MINNESOTA — (Continued)
University of Minnesota (RB) Series C
¤ 5.000%, 08/01/38 (Pre-refunded @ $100, 8/1/23)	4,425	$4,582,564

TOTAL MINNESOTA		46,437,129

MISSISSIPPI — (0.0%)
City of Jackson (GO)
5.000%, 03/01/26	125	135,935

MISSOURI — (0.6%)
City of Columbia Water & Electric System Revenue (RB) Series B
5.000%, 10/01/23	3,005	3,120,120
City of Kansas City (RB)
5.000%, 09/01/24	860	906,290
City of Kansas City (GO) Series A
3.000%, 02/01/23	1,995	2,011,969
City of Kansas City Sanitary Sewer System Revenue (RB) Series B
5.000%, 01/01/23	1,750	1,787,897
City of Kansas City Water Revenue (RB) Series A
5.000%, 12/01/23	850	887,130
Columbia School District (GO) (ST AID DIR DEP) Series B
5.000%, 03/01/23	1,750	1,794,553
Health & Educational Facilities Authority of the State of Missouri (RB) Series A
5.000%, 06/01/25	1,000	1,067,702
State Charles County School District No. R-IV Wentzville (GO) (ST AID DIR DEP)
4.000%, 03/01/29	1,330	1,392,244

TOTAL MISSOURI		12,967,905

MONTANA — (0.0%)
Montana Facility Finance Authority (RB)
5.000%, 06/01/24	405	423,924

173

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CONTINUED

	Face Amount^	Value†
	(000)
NEBRASKA — (0.8%)
City of Fremont Combined Utility System Revenue (RB)
¤ 4.000%, 11/15/36 (Pre-refunded @ $100, 12/11/23)	2,000	$2,056,846
¤ 4.000%, 11/15/37 (Pre-refunded @ $100, 12/11/23)	2,000	2,056,845
City of Omaha (GO)
5.000%, 04/15/23	1,100	1,131,655
Metropolitan Utilities District of Omaha Gas System Revenue (RB)
5.000%, 12/01/23	1,515	1,581,902
5.000%, 12/01/24	3,695	3,942,419
Nebraska State Colleges Facilities Corp. (RB) (AGM)
5.000%, 07/15/25	275	294,609
5.000%, 07/15/26	645	702,337
Omaha Public Power District (RB) Series B
5.000%, 02/01/23	2,030	2,077,125
Papio-Missouri River Natural Resource District (GO)
¤ 3.250%, 12/15/33 (Pre-refunded @ $100, 6/15/22)	1,500	1,503,628
Public Power Generation Agency (RB)
5.000%, 01/01/28	300	318,111
5.000%, 01/01/29	650	688,895
Sarpy County
5.000%, 06/01/24	1,985	2,091,077

TOTAL NEBRASKA		18,445,449

NEVADA — (2.4%)
Clark County School District
5.000%, 06/15/24	1,210	1,271,055
5.000%, 06/15/26	510	554,405
Las Vegas Valley Water District
5.000%, 06/01/24	1,655	1,742,292
Las Vegas Valley Water District (GO) Series
5.000%, 06/01/23	5,035	5,189,607
Las Vegas Valley Water District (GO) Series A
5.000%, 06/01/22	3,935	3,946,543

	Face Amount^	Value†
	(000)
NEVADA — (Continued)
Las Vegas Valley Water District (GO) Series C
5.000%, 06/01/24	7,930	$8,348,264
Nevada State (GO) Series B
5.000%, 11/01/23	15,675	16,335,214
Washoe County (GO)
5.000%, 07/01/22	4,950	4,979,915
Washoe County
5.000%, 03/01/23	1,030	1,056,308
Washoe County School District (GO) Series B
5.000%, 04/01/24	11,775	12,342,972

TOTAL NEVADA		55,766,575

NEW HAMPSHIRE — (0.2%)
New Hampshire State (GO) Series A
5.000%, 03/01/24	3,545	3,720,104

NEW JERSEY — (11.0%)
Bergen County (GO)
1.500%, 10/20/22	20,000	19,992,666
Bergen County (GO) (BAN) Series A
1.000%, 06/09/22	26,000	25,995,980
City of Jersey City (GO) (BAN) Series B & C
2.000%, 06/16/22	20,000	20,020,798
Cumberland County Improvement Authority (RB) (BAM)
5.000%, 12/15/24	265	280,901
Mercer County (GO) (BAN) Series A
1.000%, 06/08/22	30,000	29,996,403
Middlesex County (GO) (BAN)
2.000%, 06/01/22	13,000	13,009,091
Monmouth County (GO)
5.000%, 07/15/22	3,415	3,439,937
Monmouth County (GO) Series B
5.000%, 01/15/24	3,610	3,776,026
New Jersey Economic Dev. Authority (RB)
5.000%, 06/15/23	850	876,043
¤ 5.250%, 06/15/29 (Pre-refunded @ $100, 6/15/25)	630	681,571
¤ 5.250%, 06/15/31 (Pre-refunded @ $100, 6/15/25)	1,000	1,081,859

174

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CONTINUED

	Face Amount^	Value†
	(000)
NEW JERSEY — (Continued)
New Jersey Economic Development Authority (RB) Series KK
¤ 5.000%, 03/01/30 (Pre-refunded @ $100, 9/1/22)	6,360	$6,434,741
New Jersey Educational Facilities Authority (RB) (AGM) Series A
5.000%, 07/01/25	315	336,248
5.000%, 07/01/26	670	726,666
New Jersey State
5.000%, 06/01/25	7,585	8,066,172
New Jersey Turnpike Authority (RB) Series
¤ 5.000%, 01/01/31 (Pre-refunded @ $100, 7/1/24)	5,000	5,278,732
New Jersey Turnpike Authority (RB) Series A
¤ 5.000%, 01/01/38 (Pre-refunded @ $100, 7/1/22)	1,000	1,006,043
New Jersey Turnpike Authority (RB) Series B
¤ 5.000%, 01/01/26 (Pre-refunded @ $100, 1/1/23)	4,575	4,673,461
¤ 5.000%, 01/01/28 (Pre-refunded @ $100, 1/1/23)	1,335	1,363,731
Princeton NJ (GO)
2.000%, 12/15/22	1,715	1,718,732
Somerset County (GO)
1.000%, 09/07/22	10,000	9,983,306
South Jersey Transportation Authority (RB) Series A
¤ 5.000%, 11/01/26 (Pre-refunded @ $100, 11/1/22)	1,920	1,951,144
Township of Berkeley Heights (GO) (BAN)
2.000%, 07/08/22	10,000	10,012,875
Township of Brick (GO) (BAN)
1.250%, 06/20/22	9,000	9,001,239
Township of Cherry Hill (BAN)
2.000%, 10/25/22	5,000	5,008,495

	Face Amount^	Value†
	(000)
NEW JERSEY — (Continued)
Township of East Brunswick (GO)
1.000%, 02/15/23	1,405	$1,392,013
Township of North Brunswick (GO) (BAN) Series A
1.000%, 07/14/22	20,000	19,986,904
Township of South Orange Village (GO) (BAN)
1.500%, 07/07/22	8,000	8,002,717
Union County (GO) (BAN)
1.000%, 06/17/22	35,000	34,992,825

TOTAL NEW JERSEY		249,087,319

NEW MEXICO — (0.1%)
Central New Mexico Community College (GO) Series A
5.000%, 08/15/22	1,950	1,970,165

NEW YORK — (5.0%)
Brighton Central School District (GO) (ST AID WITHHLDG)
2.000%, 06/15/22	800	800,742
2.000%, 06/15/23	2,025	2,023,537
City of New York (GO)
5.000%, 08/01/25	930	998,697
City of New York (GO) Series
5.000%, 08/01/25	520	537,539
City of New York (GO) Series A-1
¤ 5.000%, 10/01/33 (Pre-refunded @ $100, 10/1/22)	1,000	1,014,437
¤ 5.000%, 10/01/34 (Pre-refunded @ $100, 10/1/22)	1,000	1,014,437
City of New York (GO) Series B
5.000%, 08/01/22	2,220	2,240,142
City of New York (GO) Series E
5.000%, 08/01/22	3,000	3,027,219
City of New York (GO) Series I
5.000%, 03/01/31	6,120	6,383,052
City of Rochester (GO) Series II
2.000%, 08/03/22	7,000	7,013,670
City of Syracuse (GO) Series B
4.000%, 06/01/23	525	535,500

175

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CONTINUED

	Face Amount^	Value†
	(000)
NEW YORK — (Continued)
City of White Plains (GO) Series B
5.000%, 02/15/24	685	$719,288
Corning City School District (GO) (ST AID WITHHLDG) (BAN)
1.000%, 06/28/22	15,000	14,996,760
Genesee County (GO) (BAM)
3.000%, 03/15/24	500	506,552
Lancaster Central School District (GO) (ST AID WITHHLDG) Series A
5.000%, 06/01/22	1,535	1,539,650
Metropolitan Transportation Authority (RB) Series B
5.000%, 11/15/23	410	420,242
Monroe County Industrial Dev. Corp. (RB)
5.000%, 12/01/26	700	758,426
Monroe-Woodbury Central School District (GO) (ST AID WITHHLDG)
5.000%, 02/15/24	1,385	1,450,348
New York Convention Center Dev. Corp. (RB)
5.000%, 11/15/24	2,035	2,152,148
New York State Dormitory Authority (RB) Series A
5.000%, 03/15/23	1,430	1,468,461
5.000%, 03/15/25	310	331,481
¤ 5.000%, 07/01/42 (Pre-refunded @ $100, 7/1/22)	6,000	6,036,260
New York State Dormitory Authority (RB) Series D
5.000%, 02/15/23	2,000	2,049,739
New York State Dormitory Authority Series E
5.000%, 03/15/24	20,000	21,003,864
New York State Thruway Authority (RB) Series J
5.000%, 01/01/27	305	316,746
New York State Urban Development Corp.
5.000%, 03/15/24	2,205	2,315,676
5.000%, 03/15/25	6,225	6,640,316
Saranac Central School District (BAN) (GO) (ST AID WITHHLDG)
1.500%, 07/14/22	5,400	5,401,828
Town of Hempstead (GO)
5.000%, 06/15/22	700	703,093

	Face Amount^	Value†
	(000)
NEW YORK — (Continued)
Town of Oyster Bay
3.000%, 03/09/23	2,000	$2,013,782
Town of Oyster Bay (GO) Series B
2.000%, 08/26/22	10,000	10,006,859
Wappingers Central School District (GO) (ST AID WITHHLDG)
2.000%, 08/11/22	3,000	3,004,116
Westbury Union Free School District (GO) (ST AID WITHHLDG)
5.000%, 12/15/22	1,605	1,638,297
Westhampton Beach Union Free School District (GO) (ST AID WITHHLDG) Series B
5.000%, 07/15/22	2,280	2,297,114

TOTAL NEW YORK		113,360,018

NORTH CAROLINA — (2.5%)
City of Charlotte Water & Sewer System Revenue (RB)
5.000%, 07/01/23	3,000	3,101,726
County of Union NC Enterprise System Revenue (RB)
5.000%, 06/01/23	1,250	1,289,876
Durham County (GO)
3.000%, 06/01/22	2,135	2,138,180
Forsyth County (GO) Series B
4.000%, 03/01/23	1,270	1,292,589
Forsyth County (GO) Series C
5.000%, 03/01/23	1,920	1,969,844
Guilford County (GO) Series A
5.000%, 03/01/24	1,610	1,691,007
Guilford County (GO) Series B
4.000%, 03/01/24	2,500	2,581,242
North Carolina Medical Care Commission (RB) Series A
¤ 5.000%, 06/01/42 (Pre-refunded @ $100, 6/1/22)	6,515	6,534,475
North Carolina State (GO) Series A
5.000%, 06/01/22	2,500	2,507,553

176

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CONTINUED

	Face Amount^	Value†
	(000)
NORTH CAROLINA — (Continued)
5.000%, 06/01/24	5,570	$5,875,404
North Carolina State (GO) Series B
5.000%, 06/01/22	2,880	2,888,701
North Carolina Turnpike Authority
5.000%, 02/01/24	5,360	5,563,863
Town of Holly Springs (GO)
5.000%, 06/01/22	1,500	1,504,555
5.000%, 06/01/23	1,000	1,032,118
Wake Country
5.000%, 03/01/24	1,010	1,058,960
Wake County (GO) Series A
5.000%, 02/01/24	8,350	8,740,437
Wake County (GO) Series B
5.000%, 05/01/22	2,100	2,100,000
5.000%, 02/01/24	4,410	4,616,207

TOTAL NORTH CAROLINA		56,486,737

NORTH DAKOTA — (0.1%)
West Fargo Public School District No. 6 (GO) (SD CRED PROG) Series A
5.000%, 08/01/22	2,200	2,219,851

OHIO — (2.1%)
Akron Bath Copley Joint Township Hospital District
5.000%, 11/15/24	430	453,984
American Municipal Power, Inc. (RB)
5.000%, 02/15/23	500	511,170
City of Columbus (GO) Series 1
¤ 5.000%, 07/01/31 (Pre-refunded @ $100, 7/1/23)	1,000	1,033,557
City of Columbus (GO) Series A
5.000%, 04/01/23	1,300	1,335,628
City of Dublin (GO)
5.000%, 12/01/23	2,090	2,181,297
Hamilton County (RB)
¤ 5.500%, 06/01/42 (Pre-refunded @ $100, 6/1/22)	3,100	3,110,342
Ohio State (GO) Series
5.000%, 11/01/23	1,410	1,469,388
Ohio State (GO) Series A
5.000%, 06/15/22	500	502,108
5.000%, 06/15/23	1,000	1,032,888

	Face Amount^	Value†
	(000)
OHIO — (Continued)
Ohio State (GO) Series B
5.000%, 09/15/23	2,270	$2,358,713
Ohio State (GO) Series C
4.000%, 09/15/22	4,000	4,034,816
5.000%, 08/01/23	1,000	1,036,110
Ohio State (GO) Series Q
¤ 5.000%, 05/01/28 (Pre-refunded @ $100, 5/1/22)	1,340	1,340,000
Ohio State (GO) Series T
5.000%, 11/01/22	9,100	9,257,142
Ohio State (GO) Series W
4.000%, 05/01/22	1,440	1,440,000
4.000%, 05/01/23	1,000	1,019,733
Ohio University (RB)
¤ 5.000%, 12/01/39 (Pre-refunded @ $100, 12/1/22)	5,160	5,259,841
Ohio Water Development Authority (RB) Series A
5.000%, 06/01/22	700	702,015
Revere Local School District (GO) Series A
¤ 5.000%, 12/01/45 (Pre-refunded @ $100, 6/1/22)	2,560	2,567,652
Wyoming City School District (GO)
¤ 5.000%, 12/01/42 (Pre-refunded @ $100, 6/1/22)	7,250	7,271,672

TOTAL OHIO		47,918,056

OKLAHOMA — (0.1%)
Oklahoma County Independent School District No.12 Edmond (GO)
3.000%, 03/01/26	1,605	1,623,301

OREGON — (1.3%)
City of Salem (GO)
5.000%, 06/01/22	2,515	2,522,638
5.000%, 06/01/23	5,705	5,886,994
Clackamas County (GO)
3.000%, 06/01/22	815	816,208
Lane County School District No. 4J Eugene (GO) (SCH BD GTY)
5.000%, 06/15/24	8,780	9,260,246
Metro (GO)
5.000%, 06/01/22	2,355	2,362,133

177

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CONTINUED

	Face Amount^	Value†
	(000)
OREGON — (Continued)
Multnomah & Clackamas Counties School District No. 10JT Gresham-Barlow (GO) (SCH BD GTY) Series B
5.000%, 06/15/25	395	$424,986
Oregon State (GO) Series G
¤ 5.000%, 11/01/30 (Pre-refunded @ $100, 11/1/23)	4,140	4,311,881
Oregon State Department of Transportation (RB) Series A
¤ 5.000%, 11/15/30 (Pre-refunded @ $100, 11/15/23)	1,000	1,042,573
Port of Portland Airport Revenue (RB) Series A
5.000%, 07/01/26	400	433,994
Portland Community College District (GO)
¤ 5.000%, 06/15/26 (Pre-refunded @ $100, 6/15/23)	180	185,865
Water Environment Services Sewer Revenue (RB)
5.000%, 06/01/22	2,065	2,071,238

TOTAL OREGON		29,318,756

PENNSYLVANIA — (1.9%)
Allegheny County Hospital Dev. Authority (RB)
5.000%, 07/15/26	1,145	1,242,584
City of Lancaster (GO) (BAM)
5.000%, 05/01/24	275	287,933
City of Philadelphia
5.000%, 02/01/26	650	703,832
City of Philadelphia (GO) Series A
5.000%, 08/01/23	4,000	4,139,923
5.000%, 08/01/25	4,240	4,553,201
City of Philadelphia Water & Wastewater Revenue (RB) Series A
¤ 5.000%, 07/01/45 (Pre-refunded @ $100, 7/1/24)	15,000	15,836,196
Commonwealth of Pennsylvania
5.000%, 02/01/27	4,375	4,748,720

	Face Amount^	Value†
	(000)
PENNSYLVANIA — (Continued)
Commonwealth of Pennsylvania (GO) Series REF
5.000%, 07/01/22	2,000	$2,011,791
East Stroudsburg Area School District (GO) (ST AID WITHHLDG) Series AA
4.000%, 09/01/27	2,330	2,433,060
Lebanon County (GO) (AGM)
4.000%, 10/15/24	250	259,161
Lehigh County Authority (RB)
4.000%, 11/01/22	1,445	1,462,645
4.000%, 11/01/23	1,435	1,473,159
Lower Merion School District (GO) (ST AID WITHHLDG)
5.000%, 11/15/22	1,980	2,016,338
Monroeville Finance Authority (RB) Series B
5.000%, 02/15/24	550	573,951
Montgomery County Higher Education and Health Authority (RB)
5.000%, 05/01/24	475	498,190
Pennsylvania Economic Dev. Financing Authority (RB) Series A
5.000%, 02/01/33	60	62,857

TOTAL PENNSYLVANIA		42,303,541

RHODE ISLAND — (0.3%)
Rhode State Island (GO) Series C
5.000%, 08/01/22	6,155	6,210,691
Rhode State Island (GO) Series E
5.000%, 08/01/23	745	771,808

TOTAL RHODE ISLAND		6,982,499

SOUTH CAROLINA — (3.4%)
Beaufort County (GO) (ST AID WITHHLDG)
5.000%, 03/01/23	1,130	1,159,335
Charleston County (GO)
5.000%, 11/01/22	3,750	3,813,446
Charleston County (GO) (SCSDE) (BAN) Series B
4.000%, 05/11/22	25,000	25,017,955
Florence County (GO) (ST AID WITHHLDG)
5.000%, 06/01/22	4,095	4,107,371

178

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CONTINUED

	Face Amount^	Value†
	(000)
SOUTH CAROLINA — (Continued)
5.000%, 06/01/23	8,800	$9,079,771
Fort Mill School District No. 4 (GO) (SCSDE)
1.000%, 09/16/22	12,000	11,980,908
Grand Strand Water & Sewer Authority (RB) Series A
5.000%, 06/01/23	1,450	1,495,469
Piedmont Municipal Power Agency (RB) Series E
5.000%, 01/01/23	1,500	1,529,180
South Carolina Public Service Authority (RB) Series C
5.000%, 12/01/26	4,325	4,569,582
South Carolina Public Service Authority (RB) Series D
¤ 5.000%, 12/01/43 (Pre-refunded @ $100, 6/1/22)	14,340	14,382,865
Spartanburg County (GO)
2.000%, 04/01/23	1,180	1,181,068

TOTAL SOUTH CAROLINA		78,316,950

TENNESSEE — (2.7%)
City of Knoxville (GO)
5.000%, 05/01/22	10,110	10,110,000
5.000%, 05/01/23	11,550	11,888,778
City of Knoxville Electric System Revenue (RB) Series LL
5.000%, 07/01/22	4,610	4,637,708
City of Murfreesboro (GO)
5.000%, 06/01/22	1,500	1,504,520
City of Oak Ridge (GO) Series A
5.000%, 06/01/22	1,410	1,414,248
Knox County (GO)
5.000%, 06/01/24	1,500	1,581,619
Knox County (GO) Series B
5.000%, 06/01/22	550	551,626
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd (RB) Series
5.000%, 07/01/30	100	108,376
Metropolitan Government of Nashville & Davidson County (GO) Series A
5.000%, 07/01/22	1,450	1,458,667
5.000%, 07/01/23	1,500	1,549,634

	Face Amount^	Value†
	(000)
TENNESSEE — (Continued)
¤ 5.000%, 01/01/31 (Pre-refunded @ $100, 1/1/23)	10,595	$10,808,875
Metropolitan Government of Nashville & Davidson County (GO) Series C
5.000%, 01/01/23	7,300	7,455,156
Metropolitan Government of Nashville & Davidson County Water & Sewer Revenue (RB)
¤ 5.000%, 07/01/25 (Pre-refunded @ $100, 7/1/23)	3,085	3,188,525
Tennessee State (GO) Series A
5.000%, 11/01/22	2,000	2,034,737
5.000%, 11/01/23	1,100	1,146,331
Wilson County (GO)
5.000%, 05/01/23	990	1,018,939

TOTAL TENNESSEE		60,457,739

TEXAS — (9.7%)
Alamo Community College District (GO)
5.000%, 08/15/22	2,770	2,798,804
5.000%, 08/15/24	800	845,969
Alamo Heights Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/01/24	1,260	1,318,032
Alvin Independent School District (GO) (PSF-GTD)
5.000%, 02/15/23	210	215,206
Arlington County (GO) Series A
5.000%, 08/15/22	2,090	2,111,613
Arlington Independent School District (GO) (PSF-GTD)
5.000%, 02/15/23	2,130	2,182,298
Arlington Independent School District (GO) (PSF-GTD) Series B
5.000%, 02/15/24	1,070	1,120,294
Austin Independent School District (GO) (PSF-GTD)
5.000%, 08/01/22	2,500	2,522,683
5.000%, 08/01/23	2,500	2,590,274
Austin Independent School District (GO) Series B
5.000%, 08/01/25	1,145	1,234,395

179

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CONTINUED

	Face Amount^	Value†
	(000)
TEXAS — (Continued)
Bexar County (GO) Series A
5.000%, 06/15/22	330	$331,470
Central Texas Regional Mobility Authority (RB) Series D
5.000%, 01/01/23	100	101,713
5.000%, 01/01/24	100	103,421
5.000%, 01/01/25	100	104,879
Channelview Independent School District (GO) (PSF-GTD)
5.000%, 08/15/22	1,500	1,515,468
City of Abilene (GO)
¤ 5.000%, 02/15/40 (Pre-refunded @ $100, 2/15/23)	1,545	1,583,463
City of Amarillo (GO)
4.000%, 02/15/23	1,495	1,520,022
City of Arlington (GO) Series
5.000%, 08/15/24	1,300	1,376,189
City of Conroe (GO) Series C
5.000%, 11/15/25	1,090	1,180,380
City of Conroe TX (GO)
5.000%, 03/01/23	1,460	1,497,170
City of Dallas (GO)
5.000%, 02/15/25	4,205	4,484,155
City of Dallas Hotel Occupancy Tax Revenue (RB)
5.000%, 08/15/23	1,185	1,225,857
City of Dallas Waterworks & Sewer System Revenue (RB) Series C
5.000%, 10/01/22	2,260	2,292,815
City of Denton (GO)
3.000%, 02/15/23	1,340	1,352,584
City of Fort Worth (GO)
5.000%, 03/01/23	9,965	10,222,862
City of Houston
4.000%, 03/01/33	2,000	2,058,742
City of Houston Airport System Revenue (RB) Series B
¤ 5.000%, 07/01/28 (Pre-refunded @ $100, 7/1/22)	3,500	3,521,152
City of Irving (GO)
2.000%, 09/15/23	1,250	1,246,760
5.000%, 09/15/24	950	1,004,816
City of McKinney (GO) Series A
5.000%, 08/15/22	1,300	1,313,518

	Face Amount^	Value†
	(000)
TEXAS — (Continued)
City of New Braunfels (GO)
5.000%, 02/01/23	725	$741,558
City of San Angelo (GO)
2.000%, 02/15/23	2,500	2,501,804
City of San Antonio (GO)
5.000%, 08/01/22	2,770	2,795,063
City of Temple TX Utility System Revenue (RB)
5.000%, 08/01/22	400	403,560
City of Waco (GO)
5.000%, 02/01/24	3,625	3,797,683
Cleburne Independent School District (GO) (PSF-GTD)
5.000%, 02/15/23	1,190	1,219,124
Clifton Higher Education Finance Corp.
5.000%, 08/15/24	425	447,965
5.000%, 08/15/25	440	471,130
Collin Country (GO)
5.000%, 02/15/23	835	855,700
Conroe Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/23	1,190	1,219,124
Corpus Christi Independent School District (GO) (PSF-GTD)
5.000%, 08/15/22	705	712,290
Dallas Area Rapid Transit
¤ 5.000%, 12/01/28 (Pre-refunded @ $100, 12/1/25)	1,450	1,572,087
Dallas Area Rapid Transit (RB)
¤ 5.000%, 12/01/30 (Pre-refunded @ $100, 12/1/22)	1,000	1,019,349
Dallas Area Rapid Transit (RB) Series A
¤ 5.000%, 12/01/32 (Pre-refunded @ $100, 12/1/24)	1,450	1,541,097
¤ 5.000%, 12/01/33 (Pre-refunded @ $100, 12/1/25)	2,580	2,797,230
Dallas County Utility & Reclamation District (GO)
5.000%, 02/15/26	350	377,676
Dallas Fort Worth International Airport (RB)
5.000%, 11/01/24	800	845,834

180

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CONTINUED

	Face Amount^	Value†
	(000)
TEXAS — (Continued)
Dallas Fort Worth International Airport (RB) Series A
5.000%, 11/01/24	1,000	$1,057,292
5.000%, 11/01/25	1,770	1,901,218
Dallas Independent School District (GO) (PSF-GTD)
5.000%, 02/15/24	5,690	5,960,511
Dallas Independent School District (GO) (PSF-GTD) Series A
4.000%, 02/15/23	7,220	7,340,843
Denton Independent School District (GO) (PSF-GTD)
3.000%, 08/15/22	2,000	2,009,138
Eagle Mountain & Saginaw Independent School District (GO) (PSF-GTD)
5.000%, 08/15/22	1,000	1,010,399
5.000%, 08/15/23	1,250	1,295,843
Fort Bend Independent School District
5.000%, 08/15/24	980	1,034,844
Fort Bend Independent School District (GO) (PSF-GTD) Series A
4.000%, 08/15/22	440	443,286
Fort Worth Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/23	1,450	1,485,487
Frisco Independent School District (GO) (PSF-GTD)
5.000%, 02/15/24	350	366,891
Georgetown Independent School District (GO) (PSF-GTD)
5.000%, 08/15/23	6,010	6,233,523
Goose Creek Consolidated Independent School District (GO) (PSF-GTD)
5.000%, 02/15/23	410	420,099
Harris County (GO)
5.000%, 10/01/22	1,005	1,019,593
5.000%, 10/01/23	2,700	2,807,653
Harris County (GO) Series A
5.000%, 10/01/23	1,420	1,476,618
Harris County Flood Control District (GO) Series A
5.000%, 10/01/22	1,300	1,318,227
4.000%, 10/01/23	2,040	2,091,983
5.000%, 10/01/23	3,645	3,788,260

	Face Amount^	Value†
	(000)
TEXAS — (Continued)
Hurst-Euless-Bedford Independent School District (GO) (PSF-GTD)
5.000%, 08/15/23	1,115	$1,156,180
Little Elm Independent School District (GO) (PSF-GTD)
5.000%, 08/15/22	1,300	1,313,256
Lower Colorado River Authority (RB)
5.000%, 05/15/24	1,120	1,174,505
5.000%, 05/15/25	265	282,630
Mansfield Independent School District (GO) (PSF-GTD)
¤ 4.000%, 02/15/29 (Pre-refunded @ $100, 2/15/24)	5,000	5,149,361
Navasota Independent School District
¤ 5.000%, 02/15/31 (Pre-refunded @ $100, 2/15/25)	885	943,340
North Texas Municipal Water District Water System Revenue (RB)
5.000%, 09/01/22	600	607,111
North Texas Municipal Water District Water System Revenue (RB) Series A
4.000%, 09/01/22	19,680	19,849,167
North Texas Tollway Authority (RB) Series A
5.000%, 01/01/25	7,325	7,616,818
5.000%, 01/01/26	6,850	7,117,211
Northside Independent School District (GO) (PSF-GTD)
5.000%, 08/15/23	5,900	6,119,432
Northside Independent School District (GO) (PSF-GTD) Series B
5.000%, 02/15/23	1,820	1,865,407
Port Arthur Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/24	1,700	1,777,775
Port Authority of Houston of Harris County Texas (GO) Series A-1
5.000%, 10/01/22	500	507,302

181

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CONTINUED

	Face Amount^	Value†
	(000)
TEXAS — (Continued)
Round Rock Independent School District (GO) Series B
3.000%, 08/01/22	1,690	$1,696,957
San Antonio Water System (RB)
¤ 5.000%, 05/15/25 (Pre-refunded @ $100, 5/15/22)	2,245	2,247,842
San Patricio County (GO)
5.000%, 04/01/24	130	136,072
5.000%, 04/01/25	200	213,294
Texas State (GO)
4.000%, 08/01/22	2,830	2,848,803
5.000%, 10/01/23	3,110	3,232,675
Texas State (GO) Series A
5.000%, 10/01/23	10,760	11,184,431
Texas State (GO) Series B
4.000%, 08/01/22	8,075	8,128,650
Texas State
5.000%, 08/01/24	860	909,203
Timber Lane Utility District (GO) (AGM) Series
4.000%, 08/01/25	555	578,315
Trinity River Authority Central Regional Wastewater System Revenue (RB)
5.000%, 08/01/22	2,045	2,063,147
5.000%, 08/01/23	1,145	1,184,623
Trinity River Authority Denton Creek Wastewater Treatment System Revenue
5.000%, 02/01/25	660	702,291
Waco Independent School District (GO) (PSF-GTD)
5.000%, 08/15/25	250	269,648
Waco Independent School District
5.000%, 08/15/26	100	109,763
West Travis County Public Utility Agency
6.500%, 08/15/25	675	755,761
6.500%, 08/15/26	280	322,007
Wichita Falls Independent School District (GO) (PSF-GTD)
3.000%, 02/01/23	1,400	1,411,908
Williamson County (GO)
5.000%, 02/15/23	5,000	5,118,415

TOTAL TEXAS		219,950,286

	Face Amount^	Value†
	(000)
UTAH — (1.2%)
Canyons School District (GO) (SCH BD GTY) Series A
5.000%, 06/15/22	2,775	$2,787,194
Jordan School District (GO) (SCH BD GTY)
5.000%, 06/15/22	4,400	4,419,702
Jordan Valley Water Conservancy District (RB) Series A
5.000%, 10/01/22	1,165	1,182,013
5.000%, 10/01/23	1,100	1,144,172
Salt Lake City Corp. (GO)
5.000%, 06/15/22	3,850	3,867,285
5.000%, 07/01/22	10,490	10,554,603
Utah State (GO) Series B
5.000%, 07/01/23	2,500	2,584,186

TOTAL UTAH		26,539,155

VERMONT — (0.1%)
Vermont State (GO) Series B
5.000%, 08/15/22	2,900	2,930,156

VIRGINIA — (3.0%)
City of Harrisonburg (GO) (ST AID WITHHLDG) Series A
5.000%, 07/15/22	2,250	2,266,797
5.000%, 07/15/23	3,000	3,104,267
City of Manassas (GO) (ST AID WITHHLDG)
5.000%, 01/01/23	2,345	2,395,782
City of Newport News (GO) (ST AID WITHHLDG) Series A
4.000%, 02/01/23	1,565	1,591,108
City of Norfolk Water Revenue (RB)
¤ 5.000%, 11/01/24 (Pre-refunded @ $100, 5/1/22)	5,825	5,825,000
City of Roanoke
5.000%, 04/01/24	165	176,008
City of Virginia Beach (GO) (ST AID WITHHLDG) Series A
5.000%, 09/01/22	4,500	4,554,381
5.000%, 09/01/23	4,475	4,649,331
Fairfax County
4.000%, 10/01/23	1,000	1,026,327

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CONTINUED

	Face Amount^	Value†
	(000)
VIRGINIA — (Continued)
Fairfax County (GO) (ST AID WITHHLDG) Series
4.000%, 10/01/23	13,635	$13,993,963
4.000%, 10/01/22	13,625	13,772,306
Fairfax County Water Authority (RB)
5.000%, 04/01/23	765	786,529
Loudoun County (GO) (ST AID WITHHLDG) Series A
5.000%, 12/01/22	8,280	8,443,595
Loudoun County Sanitation Authority (RB)
5.000%, 01/01/23	1,545	1,577,941
Town of Leesburg (GO) (ST AID WITHHLDG)
5.000%, 01/15/23	1,000	1,022,953
Virginia College Building Authority (RB)
¤ 5.000%, 02/01/28 (Pre-refunded @ $100, 2/1/23)	1,310	1,340,509
Virginia Public Building Authority
¤ 5.000%, 08/01/26 (Pre-refunded @ $100, 8/1/24)	1,000	1,057,700

TOTAL VIRGINIA		67,584,497

WASHINGTON — (5.0%)
City of Seattle (GO) Series A
5.000%, 08/01/22	2,700	2,724,497
5.000%, 12/01/22	1,710	1,743,486
City of Seattle Municipal Light & Power Revenue (RB) Series A
5.000%, 07/01/22	10,385	10,449,128
5.000%, 07/01/23	8,425	8,715,614
City of Seattle Water System Revenue (RB)
5.000%, 08/01/22	2,230	2,250,233
5.000%, 08/01/23	1,695	1,755,355
Clark County School District No. 37 Vancouver (GO) (SCH BD GTY)
4.000%, 12/01/22	3,500	3,548,090
Energy Northwest
5.000%, 07/01/23	13,750	14,211,413
5.000%, 07/01/26	500	535,138

	Face Amount^	Value†
	(000)
WASHINGTON — (Continued)
King County (GO)
¤ 5.000%, 12/01/26 (Pre-refunded @ $100, 6/1/23)	1,000	$1,031,466
King County (GO) Series A
3.000%, 01/01/23	2,000	2,017,538
King County Public Hospital District No. 1 (GO)
5.000%, 12/01/25	845	913,137
King County School District No. 401 Highline (GO) (SCH BD GTY) Series A
4.000%, 06/01/24	3,000	3,103,341
King County School District No. 414 Lake Washington (GO)
4.000%, 12/01/22	1,685	1,710,210
King County School District No. 415 Kent (GO) (SCH BD GTY)
4.000%, 12/01/23	1,885	1,937,376
King County Sewer Revenue (RB) Series B
5.000%, 07/01/22	1,500	1,509,164
Pierce County School District No. 403 Bethel (GO) (SCH BD GTY)
4.000%, 12/01/22	800	810,992
Washington Health Care Facilities Authority (RB)
5.000%, 08/01/26	100	108,057
Washington State
5.000%, 02/01/24	3,650	3,821,310
Washington State Series A
5.000%, 01/01/23	3,150	3,215,479
5.000%, 01/01/24	3,735	3,890,627
Washington State (GO)
5.000%, 08/01/24	300	317,445
Washington State (GO) Series C
5.000%, 02/01/23	3,000	3,070,997
5.000%, 02/01/24	11,000	11,516,277
Washington State (GO) Series D
5.000%, 07/01/22	4,485	4,511,441
Washington State (GO) Series E
5.000%, 06/01/22	1,620	1,624,727
Washington State (GO) Series F
5.000%, 06/01/22	4,200	4,212,254

183

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CONTINUED

	Face Amount^	Value†
	(000)
WASHINGTON — (Continued)
Washington State (GO) Series R-2017A
5.000%, 08/01/22	2,500	$2,522,185
Washington State (GO) Series R-2018D
5.000%, 08/01/23	5,000	5,178,038
Washington State (GO) Series R-2021C
5.000%, 08/01/23	7,500	7,767,058
Whatcom County School District No. 501 Bellingham (GO) (SCH BD GTY)
5.000%, 12/01/22	2,600	2,650,915

TOTAL WASHINGTON		113,372,988

WEST VIRGINIA — (0.2%)
West Virginia State (GO) Series B
5.000%, 12/01/22	3,610	3,680,693
WISCONSIN —(2.3%)
City of Madison (GO)
4.000%, 10/01/25	2,980	3,128,585
City of Milwaukee (GO) Series N2
5.000%, 04/01/24	2,575	2,688,385
City of Waukesha (GO) Series B
2.000%, 10/01/22	275	275,535
City of Waukesha (GO) Series C
5.000%, 10/01/23	200	207,974
Janesville School District (GO)
3.000%, 03/01/23	925	933,435
Madison Metropolitan School District (GO)
3.000%, 03/01/24	990	1,001,980
Milwaukee Metropolitan Sewerage District (GO) Series A
5.000%, 10/01/24	3,030	3,216,767

	Face Amount^	Value†
	(000)
WISCONSIN — (Continued)
Public Finance Authority
4.000%, 07/01/25	1,385	$1,435,930
5.000%, 07/01/26	1,255	1,360,630
University of Wisconsin Hospitals & Clinics (RB)
5.000%, 04/01/23	1,000	1,027,131
Wisconsin Department of Transportation
¤ 4.500%, 07/01/32 (Pre-refunded @ $100, 7/1/23)	8,345	8,577,428
Wisconsin State
¤ 5.000%, 05/01/31 (Pre-refunded @ $100, 5/1/24)	2,000	2,103,635
Wisconsin State (GO) Series 1
5.000%, 05/01/23	1,000	1,029,331
Wisconsin State (GO) Series 2
5.000%, 11/01/22	4,250	4,322,330
¤ 5.000%, 05/01/25 (Pre-refunded @ $100, 5/1/22)	3,890	3,890,000
Wisconsin State (GO) Series A
5.000%, 05/01/22	12,310	12,310,000
5.000%, 05/01/23	4,260	4,384,952

TOTAL WISCONSIN		51,894,028

TOTAL MUNICIPAL BONDS Cost ($2,295,204,316)		2,268,442,695

TOTAL INVESTMENTS — (100.0%) (Cost $2,295,204,316)		$2,268,442,695

184

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CONTINUED

Summary of the Portfolio’s investments as of April 30, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Municipal Bonds	—	$2,268,442,695	—	$2,268,442,695

TOTAL	—	$2,268,442,695	—	$2,268,442,695

See accompanying Notes to Financial Statements.

185

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SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

	Face
	Amount^	Value†
	(000)
MUNICIPAL BONDS — (100.0%)
ALABAMA — (0.3%)
Alabama State (GO) Series C
5.000%, 08/01/24	3,000	$3,173,776
Mobile County Board of School Commissioners (ST) (BAM)
5.000%, 03/01/29	575	641,344
5.000%, 03/01/30	800	899,204
Water Works Board of the City of Birmingham (RB) Series A
¤ 5.000%, 01/01/34 (Pre-refunded @ $100, 1/1/25)	1,275	1,360,784

TOTAL ALABAMA		6,075,108

ALASKA — (0.2%)
Alaska State International Airports System (RB) Series A
5.000%, 10/01/27	210	224,104
City of Anchorage (GO) Series B
5.000%, 09/01/23	200	207,417
City of Anchorage (GO) Series C
5.000%, 09/01/24	2,765	2,923,473
City of Anchorage Electric Revenue (RB) Series A
¤ 5.000%, 12/01/41 (Pre-refunded @ $100, 12/1/24)	500	529,483

TOTAL ALASKA		3,884,477

ARIZONA — (0.8%)
City of Phoenix Civic Improvement Corp. (RB) Series A
5.000%, 07/01/34	1,865	2,069,393
City of Tucson (GO) Series 2012-C
3.000%, 07/01/22	1,455	1,459,110
City of Tucson (GO) Series A
5.000%, 07/01/24	700	739,478

	Face
	Amount^	Value†
	(000)
ARIZONA — (Continued)
City of Tucson Water System Revenue (RB)
¤ 5.000%, 07/01/31 (Pre-refunded @ $100, 7/1/25)	1,000	$1,078,476
Maricopa County High School District No. 210-Phoenix (GO)
3.000%, 07/01/23	1,810	1,829,851
Maricopa County Unified School District No. 69 Paradise Valley (GO)
5.000%, 07/01/24	250	263,937
Maricopa County Unified School District No. 80 Chandler (GO) Series B
5.000%, 07/01/24	2,100	2,215,701
Maricopa County Union High School District No. 210-Phoenix (GO) Series E
5.000%, 07/01/24	3,250	3,429,061
Scottsdale Municipal Property Corp. (RB)
¤ 5.000%, 07/01/34 (Pre-refunded @ $100, 7/1/25)	1,230	1,326,526

TOTAL ARIZONA		14,411,533

ARKANSAS — (0.2%)
Arkansas State (GO)
4.250%, 06/01/23	3,325	3,403,900

CALIFORNIA — (2.2%)
San Joaquin Hills Transportation Corridor Agency
5.000%, 01/15/30	750	822,717
Southern California Public Power Authority (RB)
5.000%, 07/01/23	430	444,631
State of California (GO)
5.000%, 11/01/24	1,175	1,249,053
5.000%, 08/01/25	4,915	5,298,737
5.000%, 11/01/25	1,985	2,150,763
3.000%, 03/01/26	3,000	3,047,344
5.000%, 08/01/26	8,250	9,070,246
3.500%, 08/01/27	800	831,231

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CONTINUED

	Face
	Amount^	Value†
	(000)
CALIFORNIA — (Continued)
5.000%, 11/01/27	5,610	$6,281,035
5.000%, 04/01/29	2,000	2,269,990
State of California (GO) Series B
5.000%, 09/01/25	9,000	9,718,982
5.000%, 09/01/26	1,000	1,101,080
Union Elementary School District (GO) Series A
¤ 5.000%, 09/01/44 (Pre-refunded @ $100, 9/1/24)	500	530,174

TOTAL CALIFORNIA		42,815,983

COLORADO — (1.3%)
Boulder Valley School District No. Re-2 Boulder (GO) (ST AID WITHHLDG) Series B
4.000%, 12/01/24	2,185	2,274,710
City & County of Denver (GO) Series C
5.000%, 08/01/23	1,830	1,896,080
Colorado Health Facilities Authority (RB) Series A-
5.000%, 08/01/34	30	32,692
Colorado Health Facilities Authority, Revenue Bonds (RB)
¤ 5.000%, 06/01/45 (Pre-refunded @ $100, 6/1/25)	12,000	12,882,281
Denver City & County School District No. 1 (GO) (ST AID WITHHLDG) Series C
3.000%, 12/01/23	1,540	1,560,960
Denver Health & Hospital Authority
5.000%, 12/01/29	325	357,782
Platte River Power Authority (RB) Series JJ
5.000%, 06/01/23	4,425	4,566,161
Weld County School District No. 6 Greeley (GO) (ST AID WITHHLDG)
5.000%, 12/01/24	870	928,030

TOTAL COLORADO		24,498,696

CONNECTICUT — (1.3%)
City of Bristol (GO)
5.000%, 03/15/29	830	955,481

	Face
	Amount^	Value†
	(000)
CONNECTICUT — (Continued)
City of New Haven (GO) Series A
5.000%, 08/01/28	1,000	$1,107,063
5.000%, 08/01/29	1,000	1,115,974
City of Waterbury (GO) Series B
4.000%, 09/01/23	1,500	1,534,711
Connecticut State
4.000%, 01/15/28	2,175	2,309,979
4.000%, 01/15/34	7,000	7,308,479
Town of Greenwich (GO) Series A
5.000%, 01/15/24	6,000	6,281,078
5.000%, 01/15/25	2,925	3,125,136
University of Connecticut
5.000%, 04/15/27	935	1,029,748

TOTAL CONNECTICUT		24,767,649

DELAWARE — (0.7%)
Delaware Municipal Electric Corp. (RB)
5.000%, 07/01/25	45	48,432
Delaware State (GO)
5.000%, 02/01/24	2,000	2,095,273
5.000%, 02/01/29	5,000	5,749,035
Delaware State (GO) Series A
5.000%, 08/01/23	2,225	2,305,344
5.000%, 10/01/23	1,290	1,341,801
Delaware State (GO) Series B
5.000%, 07/01/24	470	496,915
New Castle County (GO)
5.000%, 10/01/23	1,000	1,040,298
New Castle County (GO) Series B
5.000%, 07/15/22	700	705,269

TOTAL DELAWARE		13,782,367

DISTRICT OF COLUMBIA — (1.7%)
District of Columbia (GO) Series A
5.000%, 06/01/23	2,000	2,062,715
5.000%, 06/01/24	1,485	1,564,254
5.000%, 06/01/25	1,500	1,611,208
District of Columbia (GO) Series B
5.000%, 06/01/23	8,505	8,771,697
5.000%, 06/01/25	4,500	4,833,623

187

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CONTINUED

	Face
	Amount^	Value†
	(000)
DISTRICT OF COLUMBIA — (Continued)
Washington Metropolitan Area Transit Authority (RB) Series B
5.000%, 07/01/26	3,500	$3,836,370
5.000%, 07/01/27	8,145	9,066,764

TOTAL DISTRICT OF COLUMBIA		31,746,631

FLORIDA — (4.6%)
Board of Governors State University System of Florida (RB) Series A
3.000%, 07/01/24	2,580	2,603,221
Broward County Tourist Dev. Tax Revenue (RB)
4.000%, 09/01/38	5,000	5,071,584
Central Florida Expressway Authority (RB) (AGM)
4.000%, 07/01/34	2,075	2,168,847
4.000%, 07/01/35	1,750	1,819,516
Central Florida Expressway Authority (RB) Series D
5.000%, 07/01/32	2,015	2,318,307
Florida Department of Environmental Protection (RB) Series A
5.000%, 07/01/25	1,000	1,077,526
Florida Dev. Finance Corp.
5.000%, 11/15/28	1,310	1,473,865
5.000%, 11/15/30	1,220	1,399,235
Florida Dev. Finance Corp. (RB)
5.000%, 11/15/29	1,060	1,205,065
Florida State (GO)
5.000%, 07/01/24	5,000	5,284,160
Florida State (GO) Series A
5.000%, 06/01/23	1,300	1,341,330
5.000%, 06/01/24	1,400	1,475,885
5.000%, 06/01/25	6,500	6,999,923
Florida State (GO) Series B
5.000%, 06/01/23	350	361,127
5.000%, 06/01/24	9,740	10,267,946
Florida State (GO) Series C
5.000%, 06/01/23	7,000	7,222,545
5.000%, 06/01/27	2,000	2,237,758
Florida State (GO) (ST GTD) Series A
5.000%, 06/01/27	6,565	7,345,441
Hillsborough County School Board
5.000%, 07/01/29	1,810	2,017,121

	Face
	Amount^	Value†
	(000)
FLORIDA — (Continued)
Miami-Dade County (GO)
5.000%, 07/01/25	2,295	$2,466,396
Miami-Dade County (GO) Series A
5.000%, 07/01/26	1,345	1,472,592
Miami-Dade County Aviation Revenue (RB) Series A
4.000%, 10/01/34	2,510	2,550,275
Miami-Dade County Health Facilities Authority (RB)
5.000%, 08/01/26	500	547,179
Okaloosa County School Board
5.000%, 10/01/29	1,000	1,135,352
Orange County Water Utility System Revenue (RB)
5.000%, 10/01/24	3,000	3,181,139
Orlando Utilities Commission (RB) Series C
5.250%, 10/01/22	1,745	1,772,264
Palm Beach County Health Facilities Authority (RB)
5.000%, 08/15/26	105	114,228
Peace River Manasota Regional Water Supply Authority (RB)
5.000%, 10/01/25	2,030	2,188,253
School Board of Miami-Dade County Series D
5.000%, 02/01/26	165	178,849
School District of Broward County (GO)
5.000%, 07/01/24	3,670	3,861,082
School District of Broward County Series B
5.000%, 07/01/28	1,000	1,099,984
Tampa Bay Water (RB) Series A
5.000%, 10/01/25	2,850	3,087,701

TOTAL FLORIDA		87,345,696

GEORGIA — (3.5%)
Athens-Clarke County Unified Government (GO)
5.000%, 12/01/25	2,000	2,176,981
Cobb County Water & Sewerage Revenue (RB)
5.000%, 07/01/23	5,935	6,136,942
DeKalb County Water & Sewerage Revenue (RB) Series B
5.250%, 10/01/24	2,830	3,019,408

188

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CONTINUED

	Face
	Amount^	Value†
	(000)
GEORGIA — (Continued)
Georgia State (GO) Series A
5.000%, 07/01/26	1,340	$1,475,462
5.000%, 07/01/27	6,090	6,835,453
Georgia State (GO) Series C-1
5.000%, 07/01/23	5,915	6,121,808
5.000%, 07/01/26	9,200	10,130,040
Georgia State (GO) Series E
5.000%, 12/01/25	3,960	4,314,684
5.000%, 12/01/26	3,000	3,333,039
Georgia State (GO) Series F
5.000%, 07/01/26	5,335	5,874,322
5.000%, 01/01/27	2,000	2,225,394
Georgia State Road & Tollway Authority (RB) (MUN GOVT GTD)
5.000%, 10/01/23	6,000	6,240,936
Gwinnett County School District (GO)
5.000%, 08/01/22	1,890	1,907,007
Gwinnett County Water & Sewerage Authority (RB)
4.000%, 08/01/25	2,000	2,098,652
Henry County (GO)
5.000%, 05/01/24	1,200	1,263,383
Paulding County Hospital Authority (RB)
5.000%, 04/01/29	250	279,093
Private Colleges & Universities Authority (RB) Series B
5.000%, 09/01/25	2,420	2,606,897

TOTAL GEORGIA		66,039,501

HAWAII — (2.3%)
City & County of Honolulu (GO) Series B
5.000%, 10/01/23	200	207,889
5.000%, 10/01/24	7,045	7,470,376
5.000%, 10/01/25	4,925	5,322,331
City & County of Honolulu (GO) Series D
5.000%, 07/01/24	675	711,897
5.000%, 07/01/25	845	908,640
Hawaii State (GO) Series EF
5.000%, 11/01/22	2,240	2,277,898
Hawaii State (GO) Series ET
3.000%, 10/01/23	3,710	3,753,777
Hawaii State (GO) Series FE
5.000%, 10/01/24	1,500	1,592,383
Hawaii State (GO) Series FH
5.000%, 10/01/25	1,640	1,773,985

	Face
	Amount^	Value†
	(000)
HAWAII — (Continued)
Hawaii State (GO) Series FT
5.000%, 01/01/25	1,805	$1,923,074
5.000%, 01/01/27	10,010	11,068,298
Hawaii State (GO) Series FW
5.000%, 01/01/26	5,000	5,429,645
Maui County (GO)
5.000%, 03/01/24	880	922,982

TOTAL HAWAII		43,363,175

IDAHO — (0.0%)
Idaho Health Facilities Authority (RB)
5.000%, 03/01/28	255	281,590

ILLINOIS — (1.2%)
Chicago O’Hare International Airport (RB)
5.250%, 01/01/36	130	140,881
Chicago O’Hare International Airport (RB) Series B
5.000%, 01/01/33	785	821,255
Chicago O’Hare International Airport (RB) (AGM) Series A
4.000%, 01/01/39	5,000	5,092,346
5.000%, 06/01/28	2,900	3,197,552
Cook County Community Consolidated School District No. 34 Glenview (GO)
5.000%, 12/01/24	2,000	2,130,815
5.000%, 12/01/25	1,180	1,281,883
Illinois Finance Authority (RB) Series A
5.000%, 08/15/35	2,220	2,466,802
Illinois Finance Authority (RB) Series C
4.000%, 02/15/33	1,055	1,065,514
Illinois State Toll Highway Authority (RB) Series A
4.000%, 01/01/39	930	950,307
Lake County Forest Preserve District (GO)
5.000%, 12/15/24	2,475	2,639,043
Sangamon County School District No. 186 Springfield
4.000%, 02/01/31	1,310	1,390,016
University of Illinois (RB) Series A
5.000%, 04/01/30	465	520,978

189

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CONTINUED

	Face
	Amount^	Value†
	(000)
ILLINOIS — (Continued)
Will County Community Unit School District No. 201
5.000%, 01/01/26	550	$593,659

TOTAL ILLINOIS		22,291,051

INDIANA — (0.2%)
Greater Clark Building Corp. (RB) (ST INTERCEPT)
4.000%, 07/15/30	375	397,213
Indiana Finance Authority (RB) Series A
4.000%, 02/01/34	3,055	3,244,491
Muncie Sanitary District (RB) (AGM) Series A
5.000%, 07/01/27	500	550,244

TOTAL INDIANA		4,191,948

IOWA — (0.3%)
City of Ankeny (GO) Series A
5.000%, 06/01/25	2,050	2,201,354
City of Iowa City (GO)
5.000%, 06/01/26	1,045	1,145,427
Waukee Community School District (GO) Series B
5.000%, 06/01/24	2,150	2,260,268

TOTAL IOWA		5,607,049

KANSAS — (0.7%)
City of Topeka KS
4.000%, 08/15/26	1,425	1,507,888
City of Wichita (GO) Series 828
4.000%, 06/01/25	1,190	1,240,661
Johnson County (GO) Series B
3.000%, 09/01/22	2,260	2,271,548
Johnson County Unified School District No. 229 Blue Valley (GO) Series B
5.000%, 10/01/23	445	462,553
Johnson County Unified School District No. 233 Olathe (GO) Series A
¤ 3.000%, 09/01/34 (Pre-refunded @ $100, 9/1/25)	2,000	2,034,721
Johnson County Unified School District No. 233 Olathe (GO) Series B
5.000%, 09/01/23	4,380	4,545,351

	Face
	Amount^	Value†
	(000)
KANSAS — (Continued)
Kansas State Department of Transportation (RB) Series A
5.000%, 09/01/27	1,500	$1,673,000

TOTAL KANSAS		13,735,722

KENTUCKY — (0.2%)
Kentucky State Property & Building Commission
5.000%, 08/01/31	875	935,971
Kentucky State Property & Building Commission (RB) Series A
5.000%, 05/01/30	635	715,753
Kentucky Turnpike Authority (RB) Series A
5.000%, 07/01/29	155	166,283
Louisville/Jefferson County Metropolitan Government (RB) Series
5.000%, 10/01/26	2,530	2,767,778

TOTAL KENTUCKY		4,585,785

LOUISIANA — (0.7%)
Ascension Parish School Board
5.000%, 03/01/29	380	426,440
City of New Orleans (GO) Series
5.000%, 12/01/27	440	490,059
City of New Orleans Sewerage Service Revenue (RB) Series B
5.000%, 06/01/28	1,000	1,112,608
East Ouachita Parish School District (GO)
4.000%, 03/01/29	355	375,172
4.000%, 03/01/30	400	425,233
Louisiana State (GO) Series A
5.000%, 02/01/24	2,000	2,091,764
Louisiana State (GO) Series C
5.000%, 07/15/22	9,320	9,389,007

TOTAL LOUISIANA		14,310,283

190

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CONTINUED

	Face
	Amount^	Value†
	(000)
MAINE — (0.2%)
Maine Health & Higher Educational Facilities Authority (RB)
5.000%, 07/01/28	500	$553,310
5.000%, 07/01/29	480	535,252
Maine State (GO) Series B
5.000%, 06/01/27	2,000	2,237,758

TOTAL MAINE		3,326,320

MARYLAND — (9.6%)
Anne County Arundel (GO)
5.000%, 10/01/24	6,880	7,310,392
5.000%, 10/01/29	6,560	7,589,666
Baltimore County (GO)
5.000%, 08/01/22	400	403,629
3.000%, 11/01/24	1,000	1,015,110
5.000%, 03/01/27	5,000	5,570,634
5.000%, 11/01/27	2,175	2,449,378
5.000%, 03/01/28	4,000	4,524,300
Baltimore County (GO) Series B
5.000%, 08/01/24	5,800	6,139,890
City of Baltimore (GO) Series B
5.000%, 10/15/22	8,060	8,186,331
5.000%, 10/15/23	2,640	2,748,040
Frederick County (GO) (ETM) Series A
5.000%, 08/01/27	725	809,832
Frederick County (GO) Series A
5.000%, 08/01/27	4,000	4,485,135
Harford County (GO)
4.000%, 10/01/24	2,650	2,751,461
Harford County (GO) Series A
5.000%, 10/01/29	1,680	1,943,695
Harford County (GO) Series B
5.000%, 01/15/29	1,515	1,735,794
Howard County (GO) Series A
5.000%, 02/15/25	3,900	4,175,210
5.000%, 02/15/28	1,220	1,379,005
Howard County (GO) Series D
5.000%, 02/15/24	5,140	5,391,743
Maryland State (GO) Series 1
5.000%, 06/01/23	5,000	5,160,048
Maryland State (GO) Series A
5.000%, 03/15/26	8,155	8,925,178

	Face
	Amount^	Value†
	(000)
MARYLAND — (Continued)
5.000%, 08/01/27	7,000	$7,852,643
Maryland State (GO) Series B
5.000%, 08/01/26	10,000	11,023,915
5.000%, 08/01/27	5,945	6,669,138
5.000%, 08/01/28	4,000	4,554,807
Maryland State Department of Transportation (RB)
5.000%, 02/15/23	1,000	1,024,632
Montgomery County (GO) Series A
5.000%, 11/01/27	2,500	2,815,377
Montgomery County (GO) Series C
5.000%, 10/01/27	8,500	9,560,023
Montgomery County (GO) Series D
3.000%, 11/01/23	4,000	4,055,544
4.000%, 11/01/26	9,500	10,094,602
Prince County George’s (GO) Series A
5.000%, 07/15/24	230	243,234
5.000%, 07/15/25	17,780	19,202,212
4.000%, 07/01/26	2,000	2,117,799
3.000%, 09/15/27	10,950	11,180,936
University System of Maryland (RB) Series C
4.000%, 04/01/23	10,515	10,714,472

TOTAL MARYLAND		183,803,805

MASSACHUSETTS — (3.9%)
City of Boston (GO) Series A
5.000%, 03/01/28	6,800	7,711,003
City of Boston (GO) Series B
4.000%, 01/01/23	1,795	1,822,724
5.000%, 04/01/24	3,000	3,155,070
City of Boston (GO) Series D
5.000%, 03/01/25	1,210	1,297,986
City of Fall River (GO) (ST AID WITHHLDG)
3.000%, 12/01/34	965	898,837
City of Framingham (GO)
5.000%, 06/15/24	1,500	1,580,454
5.000%, 06/15/25	1,565	1,683,804
City of Quincy (GO)
5.000%, 01/15/24	635	663,987
City of Springfield (GO) (ST AID WITHHLDG) Series C
4.000%, 08/01/23	150	153,527
City of Woburn (GO)
4.000%, 09/01/22	350	353,020

191

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CONTINUED

	Face
	Amount^	Value†
	(000)
MASSACHUSETTS — (Continued)
Commonwealth of Massachusetts (GO) (AGM) Series B
5.250%, 09/01/24	3,700	$3,941,524
5.000%, 07/01/28	5,725	6,472,516
Commonwealth of Massachusetts (GO) Series C
5.000%, 04/01/23	10,000	10,283,258
5.000%, 08/01/24	1,500	1,586,550
5.000%, 04/01/26	4,000	4,364,469
Commonwealth of Massachusetts (GO) Series E
5.000%, 11/01/23	970	1,011,439
5.000%, 11/01/27	9,010	10,092,616
Commonwealth of Massachusetts (GO) (AMBAC) Series C
5.500%, 12/01/23	3,500	3,681,002
Massachusetts Bay Transportation Authority (RB) (NATL) Series B
5.500%, 07/01/24	3,020	3,216,692
Massachusetts Dev. Finance Agency (RB)
5.000%, 07/01/34	170	187,035
Massachusetts Water Resources Authority (RB) Series A
5.000%, 08/01/22	3,000	3,026,846
Massachusetts Water Resources Authority (RB) (AGM) Series B
5.250%, 08/01/28	1,000	1,146,202
Town of Brookline (GO)
4.000%, 02/15/25	2,000	2,086,479
Town of Nantucket (GO)
3.000%, 10/01/22	1,115	1,122,180
Town of Watertown (GO)
5.000%, 04/15/25	2,380	2,558,998

TOTAL MASSACHUSETTS		74,098,218

MICHIGAN — (0.5%)
Farmington Public School District (GO) (AGM)
5.000%, 05/01/25	2,140	2,301,838
Kentwood Public Schools (GO)
4.000%, 05/01/22	500	500,000

	Face
	Amount^	Value†
	(000)
MICHIGAN — (Continued)
Michigan Finance Authority (RB)
5.000%, 12/01/28	985	$1,101,315
Michigan State (GO) Series A
5.000%, 05/01/25	2,000	2,150,050
Oakland University (RB) Series A
5.000%, 03/01/29	695	777,456
5.000%, 03/01/30	805	908,987
Romeo Community School District (GO) (Q-SBLF)
5.000%, 05/01/29	270	305,128
5.000%, 05/01/30	225	257,540
University of Michigan (RB) Series A
4.000%, 04/01/23	1,000	1,018,696

TOTAL MICHIGAN		9,321,010

MINNESOTA — (2.0%)
City of Minneapolis (GO)
3.000%, 12/01/23	1,000	1,013,143
Dakota County Community Development Agency (RB) (CNTY GTD) Series B
5.000%, 01/01/23	800	816,629
Hennepin County (GO) Series A
5.000%, 12/01/23	2,410	2,516,807
Hennepin County (GO) Series C
5.000%, 12/01/26	4,070	4,506,929
5.000%, 12/01/27	5,800	6,523,659
Lakeville Independent School District No. 194 (GO) (SD CRED PROG) Series C
5.000%, 02/01/25	2,630	2,803,914
Metropolitan Council (GO) Series C
5.000%, 03/01/23	4,200	4,305,173
5.000%, 03/01/26	700	766,860
Minnesota State (GO) Series A
5.000%, 08/01/27	5,000	5,603,807
5.000%, 08/01/28	6,130	6,968,878
Minnesota State (GO) Series D
5.000%, 08/01/24	500	529,527
Morris Area Schools Independent School District No. 2769 (GO) (SD CRED PROG) Series A
4.000%, 02/01/24	1,125	1,155,938

192

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CONTINUED

	Face
	Amount^	Value†
	(000)
MINNESOTA — (Continued)
White Bear Lake Independent School District No. 624 (GO) (SD CRED PROG) Series A
4.000%, 02/01/26	350	$368,896

TOTAL MINNESOTA		37,880,160

MISSISSIPPI — (0.5%)
Mississippi State (GO) Series A
5.000%, 10/01/27	9,120	10,227,918

MISSOURI — (1.8%)
City of Belton (GO) Series C
5.000%, 03/01/27	2,150	2,375,776
City of Kansas City (RB)
5.000%, 09/01/29	2,000	2,239,225
City of Kansas City (GO) Series A
5.000%, 02/01/23	3,955	4,046,813
3.000%, 02/01/25	4,215	4,250,267
City of Kansas City Water Revenue (RB) Series A
5.000%, 12/01/27	600	674,198
Columbia School District (GO) Series B
5.000%, 03/01/23	1,120	1,148,514
5.000%, 03/01/24	4,100	4,296,491
Columbia School District (GO) (ST AID DIR DEP) Series B
5.000%, 03/01/24	1,500	1,571,887
Health & Educational Facilities Authority of the State of Missouri (RB) Series A
5.000%, 06/01/29	1,225	1,372,365
Metropolitan Saint Louis Sewer District (RB) Series B
5.000%, 05/01/24	2,090	2,197,880
North Kansas City School District No. 74 (GO) (ST AID DIR DEP)
4.000%, 03/01/23	5,335	5,430,336
Saint Louis County (GO)
5.000%, 02/01/24	2,680	2,805,784

	Face
	Amount^	Value†
	(000)
MISSOURI — (Continued)
Saint Louis County Reorganized School District No R-6 (GO)
5.000%, 02/01/26	2,000	$2,178,308

TOTAL MISSOURI		34,587,844

MONTANA — (0.0%)
Montana Facility Finance Authority (RB) Series A
4.000%, 06/01/35	400	400,356

NEBRASKA — (0.2%)
City of Omaha (GO) Series A
4.000%, 04/15/24	750	772,956
Douglas County School District No. 17 (GO)
4.000%, 12/15/26	2,260	2,404,348
Papillion-La Vista School District No. 27 (GO) Series B
4.000%, 12/01/24	655	680,724
Public Power Generation Agency (RB)
5.000%, 01/01/29	45	47,693

TOTAL NEBRASKA		3,905,721

NEVADA — (1.1%)
Clark County (GO) Series A
5.000%, 07/01/25	2,700	2,907,612
Clark County NV Passenger Facility Charge Revenue
5.000%, 07/01/26	2,000	2,172,429
Clark County NV Passenger Facility Charge Revenue (RB)
5.000%, 07/01/28	2,850	3,180,964
Clark County School District (GO) (AGM) Series A
5.000%, 06/15/28	2,000	2,235,747
Las Vegas Valley Water District (GO) Series B
5.000%, 06/01/24	2,820	2,968,740
Las Vegas Valley Water District (GO) Series C
5.000%, 06/01/24	2,845	2,995,058
5.000%, 06/01/28	1,870	2,117,242
Washoe County School District (GO)
5.000%, 06/01/24	1,715	1,803,672

TOTAL NEVADA		20,381,464

193

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CONTINUED

	Face
	Amount^	Value†
	(000)
NEW HAMPSHIRE — (0.2%)
City of Portsmouth (GO)
4.000%, 04/01/25	1,505	$1,574,325
New Hampshire State (GO) Series C
5.000%, 12/01/24	2,835	3,023,365

TOTAL NEW HAMPSHIRE		4,597,690

NEW JERSEY — (1.1%)
City of Hoboken (GO)
3.000%, 02/01/26	2,945	2,978,245
3.000%, 02/01/27	3,035	3,070,888
3.000%, 02/01/28	4,560	4,606,308
City of Princeton (GO)
2.000%, 12/15/24	1,790	1,766,528
Monmouth County (GO)
5.000%, 01/15/24	970	1,014,611
Montville Township (GO)
3.000%, 10/01/25	505	514,089
New Jersey Economic Dev. Authority (RB) Series
5.000%, 06/15/29	1,000	1,077,191
New Jersey State (GO)
5.000%, 06/01/28	5,000	5,527,887

TOTAL NEW JERSEY		20,555,747

NEW MEXICO — (0.5%)
5.000%, 07/01/24	2,800	2,956,090
City of Albuquerque (GO) Series B
5.000%, 07/01/26	1,000	1,098,180
New Mexico State Severance Tax Permanent Fund (RB) Series A
5.000%, 07/01/27	2,000	2,234,527
Santa Fe County (GO)
5.000%, 07/01/22	1,000	1,006,109
Santa Fe Public School District (GO) (ST AID WITHHLDG)
5.000%, 08/01/24	2,000	2,110,899

TOTAL NEW MEXICO		9,405,805

NEW YORK — (4.0%)
City of New York (GO) Series A
5.000%, 08/01/24	3,860	4,068,835
5.000%, 08/01/26	7,015	7,656,282
City of New York (GO) Series B
5.000%, 08/01/22	600	605,444

	Face
	Amount^	Value†
	(000)
NEW YORK — (Continued)
City of New York (GO) Series C
5.000%, 08/01/22	1,500	$1,513,610
City of New York (GO) Series D
5.000%, 08/01/22	1,055	1,064,572
City of New York (GO) Series E
5.000%, 08/01/23	6,000	6,213,646
5.000%, 08/01/26	2,500	2,728,539
City of New York (GO) Series H
5.000%, 08/01/22	1,000	1,009,073
City of Syracuse Series B
4.000%, 06/01/25	500	521,890
Dutchess County Local Dev. Corp. (RB) Series B
5.000%, 07/01/28	130	141,501
Kingston City School District (GO) (ST AID WITHHLDG)
3.000%, 06/01/26	2,000	2,038,082
New York City Industrial Dev. Agency (RB) (AGM)
5.000%, 03/01/28	2,650	2,918,885
New York City Industrial Dev. Agency
5.000%, 03/01/30	1,275	1,422,818
New York State Dormitory Authority (RB) (ETM) Series A
5.000%, 12/15/22	1,395	1,423,794
5.000%, 03/15/23	2,500	2,567,063
5.000%, 02/15/25	4,055	4,333,596
New York State Dormitory Authority (RB) (ETM) Series D
5.000%, 02/15/24	9,950	10,425,431
New York State Dormitory Authority (RB) Series A
5.000%, 03/15/23	200	205,379
5.000%, 07/01/34	440	462,391
New York State Dormitory Authority (RB) Series B
5.000%, 02/15/24	4,900	5,137,348
New York State Dormitory Authority (RB) Series C
5.000%, 03/15/27	1,280	1,420,238
New York State Dormitory Authority (RB) Series E
5.000%, 03/15/26	7,135	7,773,030
5.000%, 03/15/28	2,505	2,817,477

194

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CONTINUED

	Face
	Amount^	Value†
	(000)
NEW YORK — (Continued)
New York State Urban Development Corp. (RB) Series A
5.000%, 03/15/25	3,440	$3,678,369
Town of Cheektowaga (GO)
5.000%, 07/15/23	300	310,499
Town of Hempstead (GO)
5.000%, 08/15/24	3,070	3,250,628
Town of Huntington (GO)
2.000%, 12/01/23	100	99,454
Town of Oyster Bay
5.000%, 08/01/29	165	185,669
Triborough Bridge & Tunnel Authority (RB) Series C-1
4.000%, 11/15/27	1,250	1,333,663

TOTAL NEW YORK		77,327,206

NORTH CAROLINA — (4.6%)
City of Greensboro (GO) Series B
5.000%, 10/01/27	4,430	4,992,015
Guilford County (GO)
5.000%, 03/01/24	2,300	2,415,724
Guilford County (GO) Series A
5.000%, 03/01/29	1,995	2,296,667
Guilford County (GO) Series B
5.000%, 05/01/24	5,000	5,264,094
Mecklenburg County (GO)
5.000%, 03/01/25	5,000	5,363,578
New Hanover County (GO)
5.000%, 02/01/23	250	255,898
North Carolina Municipal Power Agency No. 1 (RB)
5.000%, 01/01/32	1,375	1,554,412
North Carolina State (RB)
5.000%, 03/01/25	2,815	2,998,985
North Carolina State
5.000%, 03/01/33	50	55,607
North Carolina State (GO) Series A
5.000%, 06/01/24	4,800	5,063,185
5.000%, 06/01/25	10,000	10,781,464
5.000%, 06/01/26	5,000	5,502,944
5.000%, 06/01/28	5,035	5,731,019
North Carolina State (GO) Series B
5.000%, 06/01/25	10,545	11,369,054
North Carolina State (GO) Series D
4.000%, 06/01/23	8,700	8,885,252

	Face
	Amount^	Value†
	(000)
NORTH CAROLINA — (Continued)
Wake County (GO)
5.000%, 04/01/25	4,000	$4,297,317
Wake County (GO) Series A
5.000%, 03/01/28	2,000	2,267,942
Wake County (GO) Series B
5.000%, 03/01/25	5,000	5,362,157
Wake County (GO) Series C
5.000%, 03/01/24	3,000	3,145,427

TOTAL NORTH CAROLINA		87,602,741

NORTH DAKOTA — (0.2%)
West Fargo Public School District No. 6 (GO) (SD CRED PROG) Series A
5.000%, 08/01/24	3,330	3,522,141

OHIO — (4.7%)
Akron Bath Copley Joint Township Hospital District
5.000%, 11/15/29	250	279,474
American Municipal Power, Inc.
5.000%, 02/15/28	235	262,280
Butler County (RB)
4.000%, 11/15/35	1,000	1,009,635
Cincinnati City School District (COP)
¤ 5.000%, 12/15/28 (Pre-refunded @ $100, 12/15/24)	2,000	2,132,715
City of Columbus (GO) Series 1
5.000%, 07/01/22	4,100	4,125,048
5.000%, 07/01/26	4,260	4,680,016
City of Columbus (GO) Series 2017-1
4.000%, 04/01/27	3,690	3,944,054
City of Columbus (GO) Series A
3.000%, 07/01/22	700	702,034
2.000%, 08/15/22	6,160	6,172,035
5.000%, 04/01/23	750	770,555
4.000%, 07/01/23	4,995	5,104,466
4.000%, 04/01/27	8,800	9,405,873
City of Columbus (GO) Series A
4.000%, 04/01/24	4,000	4,129,295
Montgomery County (RB)
5.000%, 08/01/30	1,350	1,519,789
4.000%, 08/01/39	1,400	1,365,797
Ohio State (GO) Series A
5.000%, 08/01/22	3,000	3,025,577

195

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CONTINUED

	Face
	Amount^	Value†
	(000)
OHIO — (Continued)
5.000%, 09/15/22	750	$759,256
5.000%, 06/15/24	800	843,758
5.000%, 03/01/25	3,525	3,772,321
5.000%, 09/01/25	5,635	6,092,665
Ohio State (GO) Series B
5.000%, 06/15/23	2,000	2,065,776
5.000%, 08/01/24	2,970	3,141,369
5.000%, 09/01/24	2,665	2,823,960
5.000%, 09/01/27	625	699,390
5.000%, 09/15/27	1,500	1,679,489
Ohio State (GO) Series C
5.000%, 08/01/27	6,900	7,711,677
Ohio State (GO) Series U
5.000%, 05/01/28	4,325	4,890,787
Ohio State (GO) Series W
4.000%, 05/01/24	785	811,397
4.000%, 05/01/25	785	820,644
Olentangy Local School District (GO)
5.000%, 12/01/24	1,355	1,443,627
Upper Arlington City School District (GO) Series A
5.000%, 12/01/27	3,190	3,577,445
Warrensville Heights City School District (GO) (BAM) Series A
¤ 5.250%, 12/01/55 (Pre-refunded @ $100, 12/1/24)	1,000	1,070,326

TOTAL OHIO		90,832,530

OKLAHOMA — (1.0%)
City of Oklahoma City (GO)
4.000%, 03/01/23	1,000	1,017,039
City of Tulsa (GO)
5.000%, 03/01/24	10,050	10,537,179
5.000%, 03/01/26	6,250	6,818,227
Oklahoma County Independent School District No. 12 Edmond (GO)
4.000%, 03/01/27	725	768,163

TOTAL OKLAHOMA		19,140,608

OREGON — (2.9%)
City of Beaverton Water Revenue (RB)
5.000%, 04/01/29	600	685,446
City of Portland (GO) Series A
5.000%, 06/15/24	400	422,304

	Face
	Amount^	Value†
	(000)
OREGON — (Continued)
City of Portland Sewer System Revenue
5.000%, 04/01/29	1,440	$1,649,952
City of Portland Sewer System Revenue (RB) Series A
5.000%, 10/01/23	700	727,811
5.000%, 06/15/26	1,560	1,711,762
City of Salem (GO)
5.000%, 06/01/25	530	570,599
Clackamas County School District No. 12 North Clackamas (GO) (SCH BD GTY)
¤ 5.000%, 06/15/25 (Pre-refunded @ $100, 6/15/24)	1,000	1,054,762
Deschutes County Administrative School District No. 1 Bend-La Pine (GO) (SCH BD GTY)
5.000%, 06/15/27	4,680	5,213,319
Lane County School District No. 4J Eugene (GO) (SCH BD GTY)
5.000%, 06/15/29	4,855	5,581,484
Lane County School District No. 4J Eugene (GO) (SCH BD GTY) Series A
5.000%, 06/15/23	3,355	3,461,563
Multnomah County School District No. 7 Reynolds (GO) (SCH BD GTY) Series A
5.000%, 06/15/25	1,200	1,291,096
Oregon State (GO)
5.000%, 06/01/24	500	526,893
Oregon State (GO)
5.000%, 12/01/24	2,290	2,439,783
Oregon State (GO) Series A
5.000%, 05/01/24	3,545	3,728,693
Oregon State (GO) Series H
5.000%, 05/01/25	2,420	2,600,108
Oregon State (GO) Series N
5.000%, 05/01/23	1,350	1,389,868
Oregon State Department of Transportation (RB) Series A
¤ 5.000%, 11/15/27 (Pre-refunded @ $100, 11/15/24)	150	159,672

196

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	Face
	Amount^	Value†
	(000)
OREGON — (Continued)
Oregon State Department of Transportation (RB) Series B
5.000%, 11/15/26	3,530	$3,902,692
Port of Portland Airport Revenue (RB) Series A
5.000%, 07/01/29	2,255	2,537,619
Washington & Multnomah Counties School District No. 48J Beaverton (GO) (SCH BD GTY) Series C
5.000%, 06/15/27	2,390	2,665,997
Washington & Multnomah Counties School District No. 48J Beaverton (GO) (SCH BD GTY) Series D
5.000%, 06/15/24	2,300	2,425,805
Washington County (GO)
5.000%, 03/01/24	2,400	2,516,341
5.000%, 03/01/25	5,100	5,457,826
5.000%, 03/01/26	300	327,390
Water Environment Services Sewer Revenue (RB)
5.000%, 06/01/24	1,045	1,100,989
5.000%, 06/01/25	1,395	1,501,431

TOTAL OREGON		55,651,205

PENNSYLVANIA — (1.3%)
Chichester School District (GO) (AGM ST AID WITHHLDG)
4.000%, 09/15/28	225	237,723
Commonwealth of Pennsylvania (GO)
5.000%, 07/15/22	12,820	12,912,828
Commonwealth of Pennsylvania (GO) Series REF
5.000%, 07/01/22	2,000	2,011,791
Lebanon County (GO) (AGM)
4.000%, 10/15/27	150	159,796
Monroeville Finance Authority (RB) Series B
5.000%, 02/15/29	500	558,732
Montgomery County (GO)
5.000%, 05/01/23	5,255	5,411,242
Montgomery County (GO) Series A
5.000%, 01/01/25	2,390	2,552,080

	Face
	Amount^	Value†
	(000)
PENNSYLVANIA — (Continued)
Pennsylvania Economic Dev. Financing Authority (RB) Series A
5.000%, 02/15/29	350	$391,112
Pennsylvania State University (RB) Series E
5.000%, 03/01/24	205	215,013
5.000%, 03/01/25	540	576,360
Snyder County Higher Education Authority (RB)
5.000%, 01/01/27	340	360,587

TOTAL PENNSYLVANIA		25,387,264

RHODE ISLAND — (0.4%)
Rhode Island State (GO) Series A
5.000%, 08/01/22	1,605	1,619,522
Rhode Island State (GO) Series D
5.000%, 08/01/22	685	691,198
Rhode Island Turnpike & Bridge Authority
5.000%, 10/01/32	950	1,028,820
Rhode State Island (GO) Series B
5.000%, 08/01/29	3,290	3,666,763

TOTAL RHODE ISLAND		7,006,303

SOUTH CAROLINA — (3.0%)
Aiken County Consolidated School District (GO) (SCSDE)
5.000%, 04/01/25	2,140	2,299,065
Beaufort County (GO) (ST AID WITHHLDG)
5.000%, 03/01/24	1,135	1,190,020
Charleston County (GO)
5.000%, 11/01/23	1,000	1,042,119
5.000%, 11/01/27	4,655	5,252,421
5.000%, 11/01/29	8,145	9,445,823
Charleston County (GO) Series A
5.000%, 11/01/22	4,780	4,860,872
Charleston County (GO) Series B
5.000%, 11/01/23	3,560	3,709,943
Charleston County (GO) (ST AID WITHHLDG) Series C
5.000%, 11/01/27	2,855	3,221,410

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	Face
	Amount^	Value†
	(000)
SOUTH CAROLINA — (Continued)
Dorchester County School District No. 2 (GO) (SCSDE) Series B
5.000%, 03/01/25	1,430	$1,531,548
Grand Strand Water & Sewer Authority (RB) Series A
5.000%, 06/01/25	1,085	1,168,114
Lexington County School District No. 1 (GO) (SCSDE) Series C
4.000%, 02/01/24	3,590	3,696,813
Piedmont Municipal Power Agency Series C
5.000%, 01/01/27	5,765	6,308,156
Piedmont Municipal Power Agency (RB) Series D
4.000%, 01/01/33	1,000	1,049,612
Richland County School District No. 1 (GO) (SCSDE) Series A
5.000%, 03/01/23	3,970	4,073,063
Richland County School District No. 2 (GO) (SCSDE) Series A
5.000%, 03/01/27	1,140	1,266,812
South Carolina State (GO) (ST AID WITHHLDG) Series A
5.000%, 10/01/23	5,500	5,721,640
South Carolina State (GO) (ST AID WITHHLDG) Series B
4.000%, 08/01/26	1,405	1,493,720
Spartanburg County (GO) (ST AID WITHHLDG) Series A
3.000%, 04/01/25	1,000	1,015,548

TOTAL SOUTH CAROLINA		58,346,699

SOUTH DAKOTA — (0.1%)
South Dakota State Building Authority (RB) Series A
¤ 5.000%, 06/01/34 (Pre-refunded @ $100, 6/1/24)	2,175	2,291,986

TENNESSEE — (3.4%)
City of Knoxville TN Wastewater System Revenue
5.000%, 04/01/29	3,260	3,713,247

	Face
	Amount^	Value†
	(000)
TENNESSEE — (Continued)
City of Memphis (GO)
5.000%, 05/01/25	3,840	$4,121,186
City of Memphis (GO) Series A
5.000%, 04/01/25	1,945	2,083,894
Hamilton County (GO) Series A
5.000%, 04/01/26	3,000	3,285,069
Knox County (GO)
5.000%, 04/01/24	3,440	3,610,545
5.000%, 06/01/29	1,750	2,009,646
Metropolitan Government of Nashville & Davidson County (GO)
5.000%, 07/01/22	1,000	1,005,978
5.000%, 01/01/26	5,880	6,385,263
5.000%, 07/01/27	3,510	3,903,641
4.000%, 07/01/28	10,000	10,741,420
Metropolitan Government of Nashville & Davidson County Water & Sewer Revenue (RB) Series A
5.000%, 07/01/27	1,910	2,133,973
Putnam County (GO)
4.000%, 04/01/23	975	993,229
Sumner County (GO)
5.000%, 06/01/24	720	758,726
5.000%, 06/01/25	1,750	1,883,515
Tennessee State (GO) Series A
5.000%, 09/01/24	4,075	4,322,827
5.000%, 02/01/27	7,720	8,599,338
Tennessee State (GO) Series B
5.000%, 08/01/25	1,000	1,081,975
Tennessee State School Bond Authority (RB) (ST INTERCEPT)
¤ 5.000%, 11/01/35 (Pre-refunded @ $100, 11/1/25)	3,000	3,247,386
Williamson County (GO) Series A
4.000%, 05/01/22	300	300,000

TOTAL TENNESSEE		64,180,858

TEXAS — (14.7%)
Alamo Community College District (GO)
5.000%, 08/15/24	1,000	1,057,462

198

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	Face
	Amount^	Value†
	(000)
TEXAS — (Continued)
Aldine Independent School District (GO) (PSF-GTD)
5.000%, 02/15/25	4,750	$5,078,563
Alvin Independent School District (GO) (PSF-GTD)
5.000%, 02/15/24	1,000	1,048,259
Alvin Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/25	1,445	1,546,162
Austin Independent School District (GO) (PSF-GTD)
5.000%, 08/01/24	750	791,250
5.000%, 08/01/25	250	269,033
Bexar County (RB)
5.000%, 08/15/27	680	748,075
Brazosport Independent School District (GO) (PSF-GTD)
5.000%, 02/15/24	3,105	3,255,401
Carroll Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/24	1,000	1,046,645
Central Texas Regional Mobility Authority (RB) Series D
5.000%, 01/01/28	1,000	1,087,084
City of Amarillo (GO)
2.000%, 02/15/24	4,900	4,864,075
4.000%, 02/15/24	1,555	1,601,357
2.000%, 02/15/25	5,015	4,925,025
4.000%, 02/15/25	1,620	1,686,935
City of Arlington (GO) Series A
5.000%, 08/15/24	1,595	1,688,478
City of Arlington Water & Wastewater System Revenue (RB)
5.000%, 06/01/26	1,180	1,288,611
City of Austin (GO)
5.000%, 09/01/24	1,215	1,286,904
City of Carrollton (GO)
5.000%, 08/15/24	1,835	1,941,703
City of Celina (GO)
4.125%, 09/01/24	2,325	2,418,408
City of Dallas Waterworks & Sewer System Revenue (RB) Series C
5.000%, 10/01/24	680	722,704
5.000%, 10/01/25	1,000	1,084,429

	Face
	Amount^	Value†
	(000)
TEXAS — (Continued)
City of Denton (GO)
3.000%, 02/15/24	3,615	$3,664,411
4.000%, 02/15/25	3,790	3,943,478
City of El Paso Water & Sewer Revenue (RB)
5.000%, 03/01/29	1,500	1,700,690
City of Fort Worth (GO) Series A
5.000%, 03/01/25	5,000	5,340,905
City of Fort Worth Water & Sewer System Revenue (RB) Series A
5.000%, 02/15/24	7,900	8,268,498
5.000%, 02/15/25	9,470	10,119,769
City of Garland (GO)
5.000%, 02/15/25	2,030	2,168,719
City of Houston (GO) Series A
5.000%, 03/01/25	500	533,667
City of Irving (GO)
5.000%, 09/15/28	1,845	2,081,948
City of Lubbock (GO)
5.000%, 02/15/23	1,000	1,024,870
City of New Braunfels (GO)
5.000%, 02/01/28	1,000	1,120,069
City of Pearland (GO)
5.000%, 03/01/25	3,885	4,149,883
City of Richardson (GO)
5.000%, 02/15/27	1,715	1,898,582
City of Southlake (GO)
3.000%, 02/15/23	1,510	1,523,709
City of Temple Utility System Revenue (RB)
5.000%, 08/01/24	500	528,625
Clear Creek Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/25	2,175	2,327,268
Clifton Higher Education Finance Corp. (RB) (PSF-GTD) Series T
5.000%, 08/15/31	575	660,315
Conroe Independent School District (GO) (PSF-GTD)
5.000%, 02/15/26	2,260	2,464,181
Corpus Christi Independent School District (GO) (PSF-GTD)
4.000%, 08/15/23	330	337,989
4.000%, 08/15/24	410	424,505

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	Face
	Amount^	Value†
	(000)
TEXAS — (Continued)
Dallas Fort Worth International Airport (RB) Series A
5.000%, 11/01/28	750	$840,588
El Paso Independent School District (GO) (PSF-GTD)
5.000%, 08/15/24	500	528,616
Fort Bend Independent School District (GO) (PSF-GTD)
5.000%, 08/15/24	1,000	1,057,462
Fort Bend Independent School District (GO) (PSF-GTD) Series A
4.000%, 08/15/23	620	634,852
4.000%, 08/15/24	500	517,689
Fort Worth Independent School District (GO) (PSF-GTD)
5.000%, 02/15/23	3,815	3,908,368
Frisco Independent School District (GO) (PSF-GTD)
5.000%, 08/15/24	2,000	2,117,214
Goose Creek Consolidated Independent School District (GO) (PSF-GTD)
5.000%, 02/15/24	1,000	1,047,541
Harris County (GO) Series A
5.000%, 10/01/24	1,000	1,060,380
Harris County Cultural Education Facilities Finance Corp. (RB)
5.000%, 11/15/26	1,035	1,128,974
Harris County Cultural Education Facilities Finance Corp. (RB) Series
3.000%, 10/01/40	2,120	1,839,913
Harris County Flood Control District (GO) Series A
5.000%, 10/01/24	670	709,323
Hays Consolidated Independent School District (GO) (PSF-GTD)
5.000%, 08/15/23	1,355	1,405,220
Hidalgo County Drain District No. 1 (GO)
5.000%, 09/01/22	1,000	1,011,685
Houston Independent School District (GO) (PSF-GTD)
5.000%, 02/15/24	1,000	1,047,541
5.000%, 02/15/26	7,020	7,633,031

	Face
	Amount^	Value†
	(000)
TEXAS — (Continued)
Houston Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/26	1,150	$1,250,425
Humble Independent School District (GO) (PSF-GTD) Series A
5.500%, 02/15/25	7,000	7,575,875
Hurst-Euless-Bedford Independent School District (GO) (PSF-GTD) Series B
5.000%, 08/15/24	1,520	1,610,477
Katy Independent School District (GO) (PSF-GTD)
5.000%, 02/15/25	1,000	1,069,171
Leander Independent School District (GO) (PSF-GTD) Series C
5.000%, 08/15/24	2,000	2,116,756
Lower Colorado River Authority (RB)
5.000%, 05/15/41	1,600	1,767,004
North Texas Municipal Water District Water System Revenue (RB)
5.000%, 09/01/23	300	311,406
5.000%, 09/01/24	5,715	6,057,220
North Texas Municipal Water District Water System Revenue (RB) Series A
5.000%, 09/01/28	2,000	2,270,278
Northside Independent School District (GO) (PSF-GTD)
5.000%, 02/15/23	4,535	4,648,142
5.000%, 08/15/24	1,000	1,060,213
5.000%, 08/15/25	1,880	2,030,837
Northside Independent School District (GO) (PSF-GTD) Series A
4.000%, 08/15/24	5,215	5,399,496
Northwest Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/24	1,695	1,772,547
Permanent University Fund - Texas A&M University System (RB)
5.000%, 07/01/23	3,500	3,617,860

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	Face
	Amount^	Value†
	(000)
TEXAS — (Continued)
Permanent University Fund - University of Texas System (RB) Series B
5.000%, 07/01/26	5,500	$6,042,274
Plano Independent School District (GO) (PSF-GTD)
5.000%, 02/15/24	11,000	11,515,068
Port Authority of Houston of Harris County Texas (GO) Series A-2
5.000%, 10/01/23	355	369,003
San Antonio Independent School District (GO) (PSF-GTD)
5.000%, 08/15/26	4,340	4,784,120
San County Patricio (GO)
5.000%, 04/01/29	150	169,045
Spring Independent School District (GO) (BAM)
5.000%, 08/15/24	4,985	5,271,447
Tarrant Regional Water District (RB)
6.000%, 09/01/24	3,450	3,734,286
Texas State (GO)
5.000%, 04/01/23	5,000	5,139,789
5.000%, 10/01/23	15,345	15,950,288
5.000%, 10/01/26	2,845	3,136,028
Texas State (GO) Series A
5.000%, 10/01/23	2,690	2,796,108
5.000%, 04/01/25	1,000	1,071,994
¤ 5.000%, 10/01/39 (Pre-refunded @ $100, 10/1/24)	15,000	15,923,829
Texas Transportation Commission State Highway Fund (RB)
5.000%, 10/01/25	10,000	10,813,574
5.250%, 04/01/26	300	329,993
5.000%, 10/01/26	4,360	4,798,349
Trinity River Authority Central Regional Wastewater System Revenue (RB)
5.000%, 08/01/27	3,150	3,518,909
Trinity River Authority Denton Creek Wastewater Treatment System Revenue
5.000%, 02/01/29	500	565,272
University of Texas System (RB) Series C
5.000%, 08/15/24	1,850	1,954,188

	Face
	Amount^	Value†
	(000)
TEXAS — (Continued)
University of Texas System (RB) Series D
5.000%, 08/15/26	2,000	$2,198,680
University of Texas System (RB) Series E
5.000%, 08/15/26	4,845	5,326,302
University of Texas System (RB) Series J
5.000%, 08/15/25	2,500	2,694,836
5.000%, 08/15/26	1,530	1,681,990
West Travis County Public Utility Agency
6.500%, 08/15/27	765	900,791
Wichita Falls Independent School District (GO) (PSF-GTD)
4.000%, 02/01/25	495	515,621
Ysleta Independent School District (GO) (PSF-GTD)
¤ 5.000%, 08/15/41 (Pre-refunded @ $100, 8/15/25)	5,865	6,341,675

TOTAL TEXAS		280,308,207

UTAH — (2.3%)
Canyons School District (GO) (SCH BD GTY) Series B
5.000%, 06/15/25	2,750	2,963,911
Nebo School District (GO) (SCH BD GTY)
4.000%, 07/01/24	1,100	1,138,278
Salt County Lake (GO)
5.000%, 12/15/26	1,095	1,215,899
Utah State (GO)
5.000%, 07/01/22	11,285	11,354,500
5.000%, 07/01/24	12,350	13,067,986
5.000%, 07/01/25	1,000	1,080,061
5.000%, 07/01/26	4,450	4,905,421
5.000%, 07/01/27	6,120	6,869,125
Utah State (GO) Series B
5.000%, 07/01/24	1,010	1,068,718

TOTAL UTAH		43,663,899

VERMONT — (0.1%)
Vermont State (GO) Series B
5.000%, 08/15/23	1,270	1,317,069
5.000%, 08/15/24	1,000	1,059,754
Vermont State (GO) Series C
4.000%, 08/15/23	225	230,505

TOTAL VERMONT		2,607,328

201

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	Face
	Amount^	Value†
	(000)
VIRGINIA — (4.7%)
Arlington County (GO)
5.000%, 08/15/22	3,000	$3,031,542
Arlington County Industrial Dev. Authority (RB)
5.000%, 07/01/26	100	108,540
Chesterfield County (GO) (ST AID WITHHLDG)
5.000%, 01/01/24	2,130	2,227,636
City of Alexandria (GO) (ST AID WITHHLDG) Series A
5.000%, 07/15/27	3,160	3,545,707
City of Hampton (GO) (ST AID WITHHLDG) (ETM) Series B
5.000%, 09/01/22	330	333,768
City of Hampton (GO) (ST AID WITHHLDG) Series B
5.000%, 09/01/22	1,720	1,740,614
City of Harrisonburg (GO) (ST AID WITHHLDG) Series A
5.000%, 07/15/25	3,000	3,229,398
City of Norfolk (GO) (ST AID WTHHLDG)
5.000%, 08/01/28	2,405	2,734,119
City of Richmond (GO) (ST AID WITHHLDG) Series A
5.000%, 07/15/23	4,315	4,466,016
5.000%, 07/15/24	3,170	3,351,702
City of Richmond (GO) (ST AID WITHHLDG) Series B
5.000%, 07/15/26	3,635	4,002,327
City of Richmond (GO) (ST AID WITHHLDG) Series D
5.000%, 03/01/27	3,275	3,644,033
City of Richmond (GO) Series B
5.000%, 07/15/25	5,350	5,777,943
City of Suffolk (GO) (ST AID WITHHLDG)
5.000%, 02/01/23	2,000	2,044,776
City of Virginia Beach (GO) (ST AID WITHHLDG) Series A
5.000%, 07/15/23	2,725	2,822,349
5.000%, 02/01/25	2,590	2,767,673
City of Virginia Beach (GO) (ST AID WITHHLDG) Series B
5.000%, 07/15/25	1,000	1,078,706

	Face
	Amount^	Value†
	(000)
VIRGINIA — (Continued)
Commonwealth of Virginia (GO) Series A
5.000%, 06/01/24	2,250	$2,369,613
5.000%, 06/01/25	500	537,839
Commonwealth of Virginia (GO) (ST AID WITHHLDG) Series B
5.000%, 06/01/23	10,000	10,313,576
Fairfax County (GO) (ST AID WITHHLDG) Series A
5.000%, 10/01/24	5,000	5,309,153
5.000%, 10/01/26	1,000	1,104,054
5.000%, 10/01/27	1,000	1,122,556
Henrico County (GO) (ST AID WITHHLDG)
5.000%, 08/01/27	1,680	1,879,375
5.000%, 08/01/28	2,905	3,295,379
Henrico County Water & Sewer Revenue (RB)
5.000%, 05/01/25	3,345	3,591,944
Loudoun County (GO) (ST AID WITHHLDG) Series A
5.000%, 12/01/24	2,490	2,654,153
Loudoun County (GO) (ST AID WITHHLDG) Series B
5.000%, 12/01/25	500	544,066
Loudoun County Sanitation Authority (RB)
5.000%, 01/01/28	4,480	5,060,065
Lynchburg Economic Dev. Authority (RB)
5.000%, 01/01/28	400	440,256
5.000%, 01/01/29	530	589,090
Town of Leesburg (GO) (ST AID WITHHLDG)
5.000%, 01/15/24	3,555	3,720,930

TOTAL VIRGINIA		89,438,898

WASHINGTON — (6.2%)
Auburn School District No. 408 of King & Pierce Counties (GO) (SCH BD GTY)
5.000%, 12/01/24	2,000	2,130,815
Benton County School District No. 400 Richland (GO) (SCH BD GTY)
5.000%, 12/01/22	4,705	4,797,136
Chelan County Public Utility District No. 1 (RB) Series A
5.000%, 07/01/24	1,000	1,053,579
5.000%, 07/01/25	900	966,363

202

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	Face
	Amount^	Value†
	(000)
WASHINGTON — (Continued)
City of Bellevue (GO) Series A
4.000%, 12/01/24	335	$349,011
City of Seattle (GO) Series A
5.000%, 12/01/26	3,000	3,326,173
City of Seattle Drainage & Wastewater Revenue (RB)
5.000%, 07/01/27	8,400	9,385,013
City of Seattle Municipal Light & Power Revenue (RB) Series A
5.000%, 06/01/22	310	310,946
5.000%, 07/01/24	2,265	2,389,792
City of Seattle Municipal Light & Power Revenue (RB) Series B
5.000%, 02/01/23	12,040	12,332,186
City of Seattle Water System Revenue (RB)
5.000%, 09/01/22	6,000	6,071,110
5.000%, 08/01/24	1,790	1,893,283
Clark County Public Utility District No. 1 (RB)
5.000%, 01/01/24	270	281,925
Clark County School District No. 119 Battleground (GO) (SCH BD GTY)
4.000%, 12/01/22	2,630	2,666,442
King County (GO) Series A
5.000%, 06/01/28	3,555	4,035,710
5.000%, 06/01/29	2,050	2,361,289
King County (GO) Series E
5.000%, 12/01/25	975	1,060,579
King County School District No. 210 Federal Way (GO) (SCH BD GTY)
5.000%, 12/01/25	1,815	1,974,309
King County School District No. 400 Mercer Island (GO) (SCH BD GTY)
5.000%, 12/01/22	1,145	1,167,422
King County School District No. 405 Bellevue (GO) (SCH BD GTY) Series B
3.000%, 12/01/22	6,105	6,153,574
5.000%, 12/01/25	2,425	2,639,589
5.000%, 12/01/26	1,555	1,724,066
King County School District No. 411 Issaquah (GO) (SCH BD GTY)
5.000%, 12/01/23	3,500	3,654,002

	Face
	Amount^	Value†
	(000)
WASHINGTON — (Continued)
King County School District No. 414 Lake Washington (GO)
4.000%, 12/01/24	2,850	$2,967,013
King County Sewer Revenue (RB) Series A
5.000%, 01/01/24	2,310	2,415,114
Snohomish County School District No. 201 Snohomish (GO) (SCH BD GTY)
5.000%, 12/01/25	4,000	4,348,228
Spokane County (GO)
5.000%, 12/01/22	1,025	1,044,952
University of Washington (RB) (ETM) Series A
5.000%, 07/01/22	6,505	6,543,243
Washington State
4.000%, 07/01/29	3,000	3,243,776
Washington State (GO) Series A
5.000%, 08/01/23	750	776,706
Washington State (GO) Series B
5.000%, 07/01/24	2,200	2,323,597
5.000%, 07/01/25	1,500	1,615,340
Washington State (GO) Series C
5.000%, 02/01/23	1,500	1,535,499
5.000%, 02/01/25	3,865	4,126,949
5.000%, 02/01/26	2,640	2,871,421
Washington State (GO) Series D
5.000%, 07/01/23	3,800	3,927,518
5.000%, 06/01/25	1,500	1,612,593
5.000%, 06/01/27	3,000	3,339,974
Washington State (GO) Series R-2018D
5.000%, 08/01/25	3,635	3,921,160

TOTAL WASHINGTON		119,337,397

WEST VIRGINIA — (0.1%)
West Virginia State (GO) Series A
5.000%, 12/01/23	500	522,000
5.000%, 12/01/24	755	804,383

TOTAL WEST VIRGINIA		1,326,383

WISCONSIN — (2.3%)
City of Madison (GO) Series A
4.000%, 10/01/26	5,000	5,308,354

203

DFA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face
	Amount^	Value†
	(000)
WISCONSIN — (Continued)
City of Milwaukee (GO) Series N4
5.000%, 04/01/27	4,000	$4,389,299
City of Oshkosh (GO) Series B
3.000%, 12/01/23	445	450,018
DeForest Area School District (GO)
5.000%, 04/01/24	1,810	1,899,387
Dodge County (GO) Series A
3.000%, 03/01/28	1,355	1,366,273
Madison Metropolitan School District (GO) Series A
2.000%, 03/01/24	2,235	2,216,886
Public Finance Authority
4.000%, 07/01/37	655	669,166
University of Wisconsin Hospitals & Clinics (RB)
5.000%, 04/01/28	1,000	1,115,576

	Face
	Amount^	Value†
	(000)
WISCONSIN — (Continued)
Wisconsin State (GO)
5.000%, 05/01/24	2,515	$2,645,321
Wisconsin State (GO) Series 3
5.000%, 11/01/22	3,110	3,162,928
Wisconsin State (GO) Series A
5.000%, 05/01/23	8,515	8,764,757
5.000%, 05/01/24	3,695	3,886,466
5.000%, 05/01/25	7,885	8,462,384

TOTAL WISCONSIN		44,336,815

TOTAL MUNICIPAL BONDS Cost ($ 1,964,325,892)		1,911,938,670

TOTAL INVESTMENTS — (100.0%) (Cost $ 1,964,325,892)		$1,911,938,670

Summary of the Portfolio’s investments as of April 30, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Municipal Bonds	—	$1,911,938,670	—	$1,911,938,670

TOTAL	—	$1,911,938,670	—	$1,911,938,670

See accompanying Notes to Financial Statements.

204

DFA SELECTIVE STATE MUNICIPAL BOND PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

	Face Amount^	Value†
	(000)
MUNICIPAL BONDS — (100.0%)
ALABAMA — (0.6%)
Infirmary Health System Special Care Facilities Financing Authority of Mobile (RB)
3.000%, 02/01/30	350	$348,277
4.000%, 02/01/38	750	755,414
University of South Alabama (RB) (AGM)
4.000%, 04/01/38	250	259,169

TOTAL ALABAMA		1,362,860

ALASKA — (1.3%)
Alaska Municipal Bond Bank Authority (RB) Series One
5.000%, 05/01/27	250	274,909
Alaska State (GO) Series
5.000%, 08/01/29	1,085	1,163,397
Alaska State (GO) Series A
5.000%, 08/01/36	250	286,921
Alaska State (GO) Series B
5.000%, 08/01/30	500	535,484
Borough of Matanuska-Susitna AK (RB)
5.250%, 09/01/28	280	299,956
Borough of North Slope (GO) Series B
5.000%, 06/30/27	415	462,578

TOTAL ALASKA		3,023,245

ARIZONA — (0.8%)
City of Phoenix Civic Improvement Corp. (RB) Series A
5.000%, 07/01/34	1,000	1,109,594
Maricopa County Industrial Dev. Authority (RB)
3.250%, 01/01/37	250	238,694
Maricopa County Industrial Dev. Authority (RB) Series A
4.000%, 09/01/37	375	378,297

	Face
	Amount^	Value†
	(000)
ARIZONA — (Continued)
Pinal County Electric District No. 3 (RB)
5.000%, 07/01/28	150	$168,228

TOTAL ARIZONA		1,894,813

ARKANSAS — (0.4%)
Arkansas Dev. Finance Authority (RB)
5.000%, 09/01/28	30	32,792
5.000%, 09/01/30	10	11,073
North Little Rock School District No. 1 (GO) (ST AID WITHHLDG)
5.000%, 02/01/25	410	436,775
2.000%, 02/01/30	250	223,629
Pulaski County Special School District (GO) (ST AID WITHHLDG)
2.000%, 02/01/29	250	228,491

TOTAL ARKANSAS		932,760

CALIFORNIA — (1.6%)
California Health Facilities Financing Authority (RB) Series A
5.000%, 04/01/33	250	276,564
California Statewide Communities Development Authority (RB)
4.125%, 03/01/34	275	279,286
City of Sacramento Transient Occupancy Tax Revenue (RB) Series
5.000%, 06/01/26	250	269,993
Hesperia Community Redevelopment Agency Successor Agency (AGM) Series A
3.375%, 09/01/37	500	485,622
Imperial Beach Redevelopment Agency Successor Agency
4.000%, 06/01/38	260	266,025
Lower Tule River Irrigation District (RB) Series A
5.000%, 08/01/26	300	327,047

205

DFA SELECTIVE STATE MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face
	Amount^	Value†
	(000)
CALIFORNIA — (Continued)
Mountain House Public Financing Authority (RB) (BAM) Series A
4.000%, 12/01/29	165	$176,892
Oakland Unified School District/Alameda County (GO)
5.000%, 08/01/27	505	551,589
San Francisco City & County Airport Comm-San Francisco International Airport (RB) Series SER 2020B
4.000%, 05/01/40	210	211,528
Ukiah Public Financing Authority (RB)
4.000%, 04/01/28	475	499,481
Victor Valley Transit Authority (COP)
3.000%, 07/01/37	225	212,587
Washington Township Health Care District (RB) Series A
4.000%, 07/01/33	100	102,595

TOTAL CALIFORNIA		3,659,209

COLORADO — (1.7%)
Cherokee Metropolitan District (RB) (BAM)
4.000%, 08/01/34	175	187,402
Colorado Health Facilities Authority (RB) Series A
5.000%, 08/01/35	750	816,369
4.000%, 08/01/37	300	291,934
Colorado Health Facilities Authority (RB) Series A-
5.000%, 08/01/25	25	26,654
Denver Health & Hospital Authority
5.000%, 12/01/30	325	356,716
Denver Health & Hospital Authority (RB) Series A
5.000%, 12/01/33	470	509,132
E-470 Public Highway Authority (RB) Series A
5.000%, 09/01/34	200	224,982
5.000%, 09/01/36	300	336,663
Flying Horse Metropolitan District No. 2 (GO) (AGM) Series A
4.000%, 12/01/40	430	439,615

	Face
	Amount^	Value†
	(000)
COLORADO — (Continued)
Fossil Ridge Metropolitan District No. 3 (GO) (BAM)
5.000%, 12/01/29	280	$313,427
South Suburban Park & Recreation District (COP)
5.000%, 12/15/31	280	314,202
Upper Eagle Regional Water Authority (RB) (AGM)
5.000%, 12/01/29	100	115,205

TOTAL COLORADO		3,932,301

CONNECTICUT — (1.5%)
City of Bridgeport (GO) Series A
5.000%, 06/01/32	320	361,270
City of Bridgeport CT
5.000%, 08/15/26	500	544,789
City of New Haven (GO) Series A
5.000%, 08/01/29	595	664,004
Connecticut State (GO) Series A
4.000%, 04/15/38	500	516,996
Connecticut State Health & Educational Facilities Authority (RB) Series A
5.000%, 07/01/34	245	269,839
Connecticut State Special Tax Revenue (RB)
5.000%, 05/01/38	500	558,348
Connecticut State Special Tax Revenue (RB) Series A
5.000%, 05/01/35	500	569,165

TOTAL CONNECTICUT		3,484,411

DELAWARE — (0.1%)
Delaware Municipal Electric Corp. (RB)
5.000%, 07/01/29	100	113,705

DISTRICT OF COLUMBIA — (0.6%)
District of Columbia (RB)
5.000%, 04/01/26	15	16,135
Metropolitan Washington Airports Authority Dulles Toll Road Revenue (RB) Series A
5.000%, 10/01/32	250	276,999

206

DFA SELECTIVE STATE MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face
	Amount^	Value†
	(000)
DISTRICT OF COLUMBIA — (Continued)
Washington Convention & Sports Authority (RB) Series A
5.000%, 10/01/29	655	$746,462
Washington Metropolitan Area Transit Authority (RB)
5.000%, 07/01/31	250	275,122

TOTAL DISTRICT OF COLUMBIA		1,314,718

FLORIDA — (11.3%)
Brevard County School District (COP)
5.000%, 07/01/27	275	289,437
Broward County Tourist Dev. Tax Revenue (RB)
4.000%, 09/01/38	1,000	1,014,317
Central Florida Expressway Authority (RB) (AGM)
4.000%, 07/01/34	250	261,307
Central Florida Expressway Authority (RB) Series A
4.000%, 07/01/37	250	255,374
Central Florida Expressway Authority (RB) Series D
5.000%, 07/01/32	150	172,579
City of Gainesville Utilities System Revenue (RB) (ETM) Series A
5.000%, 10/01/25	400	431,590
City of Gainesville Utilities System Revenue (RB) Series A
5.000%, 10/01/25	1,190	1,287,221
City of Hollywood Water & Sewer Revenue (RB)
5.000%, 10/01/28	250	284,443
City of Lakeland FL Department of Electric Utilities, Revenue Bonds (RB)
5.000%, 10/01/24	900	955,430
5.000%, 10/01/25	1,295	1,403,450
City of Pompano Beach
5.000%, 07/01/26	1,355	1,485,785
City of Tallahassee Energy System Revenue (RB)
5.000%, 10/01/31	1,000	1,074,570
City of Tampa Sales Tax Revenue (RB)
5.000%, 10/01/26	1,000	1,101,416

	Face
	Amount^	Value†
	(000)
FLORIDA — (Continued)
Country of Hillsborough Fl Wastewater Impact Fee (RB)
5.000%, 05/01/34	750	$863,203
County of Seminole FL Water & Sewer Revenue (RB) Series A
5.000%, 10/01/27	550	594,559
Duval County Public Schools (COP) Series B
5.000%, 07/01/28	250	267,491
Florida Dev. Finance Corp. (RB)
5.000%, 11/15/29	100	113,685
Greater Orlando Aviation Authority (RB) Series B
5.000%, 10/01/36	445	484,963
Hillsborough County School Board (COP)
5.000%, 07/01/30	500	557,819
JEA Electric System Revenue (RB) Series THREE 2021A
5.000%, 10/01/33	1,000	1,150,107
Miami-Dade County Aviation Revenue (RB)
5.000%, 10/01/30	340	369,260
Miami-Dade County Educational Facilities Authority (RB) Series A
5.000%, 04/01/33	375	405,973
Miami-Dade County Expressway Authority (RB) Series A
5.000%, 07/01/33	300	325,127
Miami-Dade County Water & Sewer System Revenue (RB) Series B
5.000%, 10/01/28	1,310	1,456,547
North Broward Hospital District (RB) Series B
5.000%, 01/01/35	250	271,099
Pasco County (GO) Series A
5.000%, 10/01/24	570	604,141
5.000%, 10/01/25	570	616,568
Pasco County School Board (COP) Series A
5.000%, 08/01/31	1,000	1,137,613
Polk County School District (COP) Series A
5.000%, 01/01/28	475	528,024

207

DFA SELECTIVE STATE MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face
	Amount^	Value†
	(000)
FLORIDA — (Continued)
Reedy Creek Improvement District Utility Revenue (RB) Series 2018-1
5.000%, 10/01/29	400	$449,241
5.000%, 10/01/37	400	444,833
School Board of Miami-Dade County (COP) Series A
5.000%, 05/01/31	450	474,813
School District of Broward County (GO)
5.000%, 07/01/27	1,585	1,761,139
School District of Broward County (COP) Series A
5.000%, 07/01/32	460	494,039
South Florida Water Management District (COP)
3.000%, 10/01/31	400	390,109
5.000%, 10/01/36	545	586,861
Town of Longboat Key (GO)
5.000%, 08/01/24	375	396,131
Volusia County School Board (COP) Series A
5.000%, 08/01/30	500	565,588
West Palm Beach Community Redevelopment Agency
5.000%, 03/01/28	260	279,649

TOTAL FLORIDA		25,605,501

GEORGIA — (0.9%)
Board of Water Light & Sinking Fund Commissioners of The City of Dalton (RB)
5.000%, 03/01/29	250	276,444
Board of Water Light & Sinking Fund Commissioners of The City of Dalton/The (RB)
5.000%, 03/01/26	90	97,668
Brookhaven Dev. Authority (RB)
5.000%, 07/01/34	250	277,399
City of Atlanta Department of Aviation (RB) Series E
5.000%, 07/01/34	375	414,837
Dev. Authority for Fulton County (RB)
5.000%, 10/01/30	400	451,194

	Face
	Amount^	Value†
	(000)
GEORGIA — (Continued)
Municipal Electric Authority of Georgia (RB) Series
5.000%, 11/01/27	100	$110,133
Paulding County Hospital Authority (RB)
4.000%, 04/01/41	170	170,078
Private Colleges & Universities Authority (RB)
5.000%, 10/01/27	200	217,443

TOTAL GEORGIA		2,015,196

HAWAII — (0.7%)
Hawaii State Airports System Revenue (RB) Series D
5.000%, 07/01/29	315	355,776
4.000%, 07/01/39	700	706,282
University of Hawaii (RB) Series B
3.000%, 10/01/31	500	499,679

TOTAL HAWAII		1,561,737

IDAHO — (0.1%)
Idaho Health Facilities Auth. (RB)
5.000%, 03/01/37	200	220,335

ILLINOIS — (5.0%)
Chicago O’Hare International Airport (RB) Series A
5.000%, 01/01/31	250	279,464
Chicago O’Hare International Airport (RB) Series B
5.000%, 01/01/33	345	360,934
Chicago Transit Authority Capital Grant Receipts Revenue (RB)
5.000%, 06/01/28	575	632,391
5.000%, 06/01/29	1,025	1,137,302
City of Chicago IL (RB)
¤ 5.000%, 01/01/31 (Pre-refunded @ $100, 1/1/25)	1,525	1,621,512
Cook County Community Consolidated School District No. 34 Glenview (GO)
5.000%, 12/01/25	1,000	1,086,341
Cook County Sales Tax Revenue (RB) Series A
4.000%, 11/15/39	100	102,841

208

DFA SELECTIVE STATE MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face
	Amount^	Value†
	(000)
ILLINOIS — (Continued)
Cook County Township High School District No. 227 Rich Township (GO)
3.000%, 12/01/24	400	$403,774
Grundy & Will Counties Community Unit School District No. 1 Coal City (GO)
5.000%, 02/01/27	575	626,694
Illinois Finance Authority (RB) Series A
5.000%, 08/15/35	320	355,575
Illinois State (GO)
5.500%, 01/01/30	1,000	1,121,270
4.000%, 06/01/37	100	95,709
Illinois State Toll Highway Authority (RB) Series A
4.000%, 01/01/39	250	255,459
Kane Cook & DuPage etc Counties Community College District No. 509 Elgin (GO) Series B
4.000%, 12/15/26	225	239,472
Knox & Warren Counties Community Unit School District No. 205 Galesburg (GO) (BAM) Series B
4.000%, 01/01/27	500	525,420
Springfield Electric Revenue (RB)
5.000%, 03/01/28	140	148,246
5.000%, 03/01/29	350	370,420
Village of Glencoe (GO) Series A
3.000%, 12/15/24	915	927,164
Village of Schaumburg (GO) Series A
4.000%, 12/01/26	500	527,080
5.000%, 01/01/27	510	554,054
Will County Community Unit School District No. 201-U Crete-Monee (GO) (AGM) Series B
5.000%, 01/01/27	25	27,194

TOTAL ILLINOIS		11,398,316

INDIANA — (0.7%)
Ball State University (RB) Series R
5.000%, 07/01/29	255	284,388

	Face
	Amount^	Value†
	(000)
INDIANA — (Continued)
City of Hobart (GO) (ST INTERCEPT) Series B
3.000%, 01/01/26	300	$287,676
Indiana Finance Authority (RB)
5.000%, 07/01/29	400	449,858
Indiana State University (RB) Series T
4.000%, 10/01/39	110	113,407
Muncie Sanitary District (RB) (AGM) Series A
5.000%, 07/01/27	350	385,171

TOTAL INDIANA		1,520,500

IOWA — (0.6%)
City of Sioux City (GO) Series C
5.000%, 06/01/25	1,350	1,449,257

KENTUCKY — (1.7%)
Campbell Kenton & Boone Counties Sanitation District No. 1 (RB)
2.000%, 08/01/30	300	265,211
City of Hazard (RB)
5.000%, 07/01/29	1,000	1,119,184
Kentucky Municipal Power Agency (RB) (NATL) Series A
5.000%, 09/01/24	95	99,783
Kentucky State Property & Building Commission (RB) Series A
5.000%, 11/01/29	525	584,006
Louisville/Jefferson County Metropolitan Government (RB) Series
5.000%, 10/01/26	1,000	1,093,984
University of Louisville (RB) (BAM) Series B
4.000%, 09/01/30	400	426,604
University of Louisville (RB) (ST INTERCEPT) Series C
4.000%, 09/01/26	350	364,885

TOTAL KENTUCKY		3,953,657

LOUISIANA — (0.8%)
City of New Orleans Sewerage Service Revenue (RB) Series B
5.000%, 06/01/28	100	111,261

209

DFA SELECTIVE STATE MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face
	Amount^	Value†
	(000)
LOUISIANA — (Continued)
City of New Orleans Water System Revenue (RB)
5.000%, 12/01/28	300	$323,871
Lafourche Parish School Board (GO)
5.000%, 03/01/28	500	556,373
5.000%, 03/01/29	40	44,982
Louisiana Public Facilities Authority (RB)
5.000%, 05/15/31	250	281,898
Tangipahoa Parish Hospital Service District No. 1 (RB)
5.000%, 02/01/29	420	462,670

TOTAL LOUISIANA		1,781,055

MAINE — (0.1%)
City of Portland General Airport Revenue (RB)
5.000%, 01/01/27	210	223,495

MARYLAND — (0.4%)
Maryland Health & Higher Educational Facilities Auth. Series
4.000%, 01/01/35	1,000	985,290

MASSACHUSETTS — (0.9%)
Commonwealth of Massachusetts (RB) (NATL)
5.500%, 01/01/28	250	282,723
Massachusetts Dev. Finance Agency (RB)
5.000%, 07/01/30	365	404,666
Massachusetts Dev. Finance Agency (RB) Series G
5.000%, 07/01/33	300	334,516
Massachusetts Development Finance Agency (RB)
5.000%, 10/01/29	100	113,678
Massachusetts Development Finance Agency (RB) Series
5.000%, 01/01/24	70	72,742
Massachusetts Development Finance Agency (RB) Series I
5.000%, 07/01/29	400	432,034

	Face
	Amount^	Value†
	(000)
MASSACHUSETTS — (Continued)
Massachusetts Transportation Trust Fund Metropolitan Highway System Revenue (RB) Series A
5.000%, 01/01/33	445	$498,778

TOTAL MASSACHUSETTS		2,139,137

MICHIGAN — (2.2%)
Central Michigan University (RB)
4.000%, 10/01/35	450	457,300
4.000%, 10/01/36	470	476,995
City of Dearborn Heights (GO) (BAM)
3.000%, 05/01/27	855	867,877
City of Saginaw Water Supply System Revenue (RB) (AGM)
4.000%, 07/01/29	500	532,034
Eastern Michigan University (RB) (BAM) Series A
4.000%, 03/01/34	250	259,627
Farmington Public School District (GO) (BAM)
3.375%, 05/01/34	250	246,550
Ferris State University (RB)
5.000%, 10/01/27	400	433,609
Grand Traverse County Hospital Finance Authority (RB)
5.000%, 07/01/29	200	223,429
Kalamazoo Public Schools (GO)
4.000%, 05/01/25	20	20,861
Karegnondi Water Authority (RB)
5.000%, 11/01/29	500	557,911
Michigan Finance Authority (RB)
4.000%, 11/15/35	295	297,371
Wayne County Airport Authority (RB) Series A
5.000%, 12/01/40	500	556,563

TOTAL MICHIGAN		4,930,127

MINNESOTA — (0.1%)
Plymouth Intermediate District No. 287 (COP) Series A
5.000%, 02/01/30	205	221,376

210

DFA SELECTIVE STATE MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face
	Amount^	Value†
	(000)
MISSISSIPPI — (0.5%)
City of Jackson (GO)
5.000%, 03/01/24	350	$365,683
Mississippi Dev. Bank (RB)
5.000%, 04/01/28	245	264,543
Mississippi State (RB) Series A
5.000%, 10/15/23	390	403,748

TOTAL MISSISSIPPI		1,033,974

MISSOURI — (1.5%)
City of Saint Charles (COP) Series B
3.000%, 02/01/37	440	406,401
Jefferson City School District (COP)
4.000%, 04/01/24	200	205,480
Jefferson County Consolidated School District No. 6 (GO) (ST AID DIR DEP) Series A
3.000%, 03/01/34	140	132,727
Kansas City Industrial Dev. Authority (RB)
5.000%, 03/01/30	15	16,882
5.000%, 03/01/33	450	497,778
Missouri Joint Municipal Electric Utility Commission (RB)
5.000%, 01/01/27	1,145	1,257,076
Missouri State Health & Educational Facilities Authority (RB)
5.000%, 11/15/29	350	394,801
Missouri State Health & Educational Facilities Authority (RB) Series A
4.000%, 07/01/34	500	506,098

TOTAL MISSOURI		3,417,243

MONTANA — (0.2%)
Montana Facility Finance Authority (RB) Series A
4.000%, 06/01/35	500	500,445

NEVADA — (4.4%)
City of North Las Vegas NV (GO) (BAM)
5.000%, 06/01/28	545	612,173
Clark County Department of Aviation (RB) Series B
5.000%, 07/01/32	375	417,384

	Face
	Amount^	Value†
	(000)
NEVADA — (Continued)
5.000%, 07/01/40	500	$549,009
Clark County NV (GO) Series B
5.000%, 11/01/27	1,000	1,120,157
Clark County NV Passenger Facility Charge Revenue (RB)
5.000%, 07/01/32	240	267,126
Clark County School District (GO) Series A
5.000%, 06/15/28	300	329,958
Clark County School District (GO) (AGM) Series A
4.000%, 06/15/40	395	409,031
Nevada State (GO) Series D
5.000%, 04/01/27	2,105	2,248,585
Nevada System of Higher Education (RB)
3.000%, 07/01/32	275	269,330
Washoe County NV (GO)
5.000%, 07/01/24	735	775,177
Washoe County School District (GO)
5.000%, 06/01/25	1,495	1,603,081
Washoe County School District (GO) Series B
5.000%, 04/01/27	1,000	1,109,419
Washoe County School District (GO) (BAM)
5.000%, 10/01/25	200	216,203

TOTAL NEVADA		9,926,633

NEW JERSEY — (1.8%)
City of Vineland (GO) (AGM)
3.000%, 10/01/28	500	498,580
Gloucester County Improvement Auth. (RB) (BAM)
5.000%, 07/01/32	145	163,283
New Brunswick Parking Authority (RB) (BAM MUN GOVT GTD)
5.000%, 09/01/27	325	349,024
New Jersey Educational Facilities Authority (RB) (AGM) Series
5.000%, 07/01/28	100	110,899
New Jersey Educational Facilities Authority (RB) (AGM) Series A
5.000%, 07/01/33	300	325,501

211

DFA SELECTIVE STATE MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face
	Amount^	Value†
	(000)
NEW JERSEY — (Continued)
New Jersey Health Care Facilities Financing Authority (RB)
5.000%, 10/01/23	315	$327,067
New Jersey State (GO)
4.000%, 06/01/30	500	523,194
New Jersey Transportation Trust Fund Authority
5.250%, 06/15/31	260	275,864
New Jersey Turnpike Authority (RB) Series G
3.250%, 01/01/38	865	801,534
Passaic Valley Sewerage Commission (RB) (AGM) Series J
3.000%, 12/01/32	750	704,029

TOTAL NEW JERSEY		4,078,975

NEW YORK — (1.6%)
City of New York (GO) Series B-1
5.000%, 12/01/29	500	544,634
Metropolitan Transportation Authority (RB) Series C-1
5.000%, 11/15/30	1,000	1,071,780
Monroe County Industrial Dev. Corp. (RB)
5.000%, 12/01/25	715	764,070
5.000%, 07/01/27	150	164,169
5.000%, 12/01/28	315	349,025
New York City Industrial Dev. Agency (RB) (AGM)
3.000%, 01/01/33	500	457,585
Port Authority of New York & New Jersey (RB) Series
5.000%, 11/15/28	300	333,451

TOTAL NEW YORK		3,684,714

NORTH CAROLINA — (0.4%)
North Carolina Capital Facilities Finance Agency (RB)
4.000%, 05/01/34	490	502,026
North Carolina Municipal Power Agency No. 1 (RB) Series A
5.000%, 01/01/29	400	450,228

TOTAL NORTH CAROLINA		952,254

	Face
	Amount^	Value†
	(000)
NORTH DAKOTA — (0.1%)
City of Grand Forks (RB)
5.000%, 12/01/29	125	$138,240

OHIO — (2.0%)
Akron OH Income Tax Revenue Akrgen (RB)
5.000%, 12/01/26	395	418,596
American Municipal Power, Inc. (RB)
5.000%, 02/15/29	560	628,921
Butler County (RB)
4.000%, 11/15/35	1,000	1,009,635
City of Mansfield (GO) (BAM)
5.000%, 12/01/25	190	203,975
Montgomery County (RB)
5.000%, 08/01/28	360	398,543
4.000%, 08/01/39	600	585,342
4.000%, 08/01/40	500	487,122
Ohio Higher Educational Facility Commission (RB)
5.000%, 12/01/26	275	298,443
4.000%, 05/01/40	555	541,549

TOTAL OHIO		4,572,126

OKLAHOMA — (2.3%)
City of Bixby OK (GO) Series A
4.000%, 06/01/26	1,000	1,057,326
City of Oklahoma City (GO)
2.000%, 03/01/26	2,000	1,928,063
Grady County School Finance Authority (RB)
4.000%, 12/01/23	500	510,373
Oklahoma Dev. Finance Authority (RB)
4.000%, 06/01/29	770	806,706
Oklahoma Turnpike Authority (RB) Series A
5.000%, 01/01/28	500	561,932
University of Oklahoma (RB)
5.000%, 07/01/27	215	234,508

TOTAL OKLAHOMA		5,098,908

OREGON — (0.5%)
Deschutes County Hospital Facilities Authority (RB)
5.000%, 01/01/28	215	239,953
Metro (RB)
5.000%, 06/15/30	225	249,275
Oregon Health & Science University (RB) Series B
5.000%, 07/01/33	350	382,190

212

DFA SELECTIVE STATE MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face
	Amount^	Value†
	(000)
OREGON — (Continued)
Salem Hospital Facility Authority (RB)
5.000%, 05/15/37	200	$223,701

TOTAL OREGON		1,095,119

PENNSYLVANIA — (4.0%)
Allegheny County Hospital Development Authority (RB)
4.000%, 07/15/38	1,125	1,131,558
Butler Area Sewer Authority (RB) (BAM) Series A
2.000%, 07/01/29	300	275,856
Chester County School Authority (RB)
5.000%, 03/01/28	235	254,398
City of Philadelphia (GO) Series A
4.000%, 05/01/38	810	828,098
City of Philadelphia Airport Revenue (RB) Series A
4.000%, 07/01/39	850	857,628
City of Philadelphia Airport Revenue (RB) Series B
4.000%, 07/01/36	250	253,377
City of Philadelphia PA (GO) Series B
5.000%, 02/01/37	500	556,706
Derry Township Industrial & Commercial Dev. Authority (RB)
4.000%, 11/15/29	400	426,478
DuBois Hospital Authority (RB)
5.000%, 07/15/32	250	274,218
Lancaster Higher Education Authority (RB) (BAM)
5.000%, 10/01/28	500	557,953
Montgomery County Higher Education and Health Authority (RB) Series
5.000%, 09/01/27	695	765,355
Pennsylvania Higher Educational Facilities Authority (RB)
5.000%, 05/01/29	80	85,300
Pennsylvania Higher Educational Facilities Authority (RB) Series AT-1
5.000%, 06/15/30	150	163,671
5.000%, 12/01/37	1,250	1,406,042

	Face
	Amount^	Value†
	(000)
PENNSYLVANIA — (Continued)
Philadelphia Gas Works Co. (RB) (AGM) Series A
5.000%, 08/01/28	250	$278,719
Pittsburgh Water & Sewer Authority (RB) (AGM) Series B
5.000%, 09/01/28	245	274,623
Westmoreland County (GO) Series A
5.000%, 08/15/29	500	566,785

TOTAL PENNSYLVANIA		8,956,765

RHODE ISLAND — (0.0%)
City of Providence (GO) Series A
5.000%, 01/15/26	100	106,775

SOUTH CAROLINA — (1.4%)
College of Charleston (RB) Series A
3.000%, 04/01/32	750	733,470
Piedmont Municipal Power Agency (RB) Series A
5.000%, 01/01/27	375	396,125
Piedmont Municipal Power Agency (RB) Series D
4.000%, 01/01/33	500	524,806
South Carolina Public Service Authority (RB)
4.000%, 12/01/40	1,095	1,095,511
South Carolina Public Service Authority (RB) Series A
5.000%, 12/01/31	335	353,515

TOTAL SOUTH CAROLINA		3,103,427

SOUTH DAKOTA — (0.5%)
Sioux Falls SD Sales Tax Revenue (RB) Series A
5.000%, 11/15/26	860	946,922
South Dakota Health & Educational Facilities Authority (RB)
3.250%, 09/01/32	130	129,153

TOTAL SOUTH DAKOTA		1,076,075

TENNESSEE — (5.0%)
City of Knoxville Electric System Revenue (RB) Series LL
5.000%, 07/01/24	965	1,018,168
5.000%, 07/01/25	970	1,043,973

213

DFA SELECTIVE STATE MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face
	Amount^	Value†
	(000)
TENNESSEE — (Continued)
City of Knoxville Gas System Revenue (RB) Series AA
5.000%, 03/01/26	2,000	$2,182,597
Greeneville Health & Educational Facilities Board (RB) Series
5.000%, 07/01/30	650	711,352
Knox County Health Educational & Housing Facility Board (RB) Series A
5.000%, 01/01/33	560	601,108
Maury County (GO)
5.000%, 04/01/25	825	883,914
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd (RB) Series
5.000%, 07/01/30	85	92,120
Metropolitan Government of Nashville & Davidson County (GO)
5.000%, 01/01/28	1,000	1,094,038
Metropolitan Government of Nashville & Davidson County TN
5.000%, 01/01/27	1,000	1,093,320
Sumner County (GO)
5.000%, 06/01/24	940	990,560
Tennessee State (GO) Series B
5.000%, 08/01/25	1,575	1,704,111

TOTAL TENNESSEE		11,415,261

TEXAS — (22.5%)
Alamo Community College District (GO)
5.000%, 08/15/27	950	1,058,390
Alief Independent School District (GO) (PSF-GTD)
5.000%, 02/15/26	1,485	1,618,041
Arlington Higher Education Finance Corp. (RB) (PSF-GTD) Series A
5.000%, 08/15/28	300	336,630
Bexar County (GO)
4.000%, 06/15/26	600	633,834

	Face
	Amount^	Value†
	(000)
TEXAS — (Continued)
Central Texas Regional Mobility Authority (RB) Series B
5.000%, 01/01/39	500	$542,746
4.000%, 01/01/40	755	756,990
Central Texas Turnpike System (RB) Series A
5.000%, 08/15/39	965	1,077,808
City of Austin (GO)
5.000%, 09/01/28	1,250	1,369,896
City of Austin (GO) Series A
5.000%, 09/01/24	10	10,592
City of Austin Airport System Revenue (RB) Series A
5.000%, 11/15/32	270	294,505
City of Austin Electric Utility Revenue (RB) Series A
5.000%, 11/15/25	2,060	2,228,634
City of Austin Water & Wastewater System Revenue (RB)
5.000%, 11/15/24	675	710,460
City of Celina (GO)
4.125%, 09/01/25	1,000	1,053,421
City of El Paso (GO) Series B
5.000%, 08/15/23	455	471,746
City of Fort Worth (GO)
4.000%, 03/01/28	2,500	2,666,635
4.000%, 03/01/29	1,010	1,054,647
City of Fort Worth (GO) Series A
5.000%, 03/01/25	505	539,431
City of Frisco (GO)
4.000%, 02/15/26	3,175	3,345,539
City of Hutto (GO) (BAM) Series A
3.000%, 08/01/27	515	523,350
City of Irving TX (GO)
5.000%, 09/15/26	240	263,206
City of League City (GO)
4.000%, 02/15/28	160	168,062
City of Mount Pleasant (GO) (AGM)
5.000%, 05/15/29	390	441,460
5.000%, 05/15/30	415	475,528
City of New Braunfels Utility System Revenue (RB)
5.000%, 07/01/25	1,145	1,230,150
City of Odessa (GO)
5.000%, 03/01/29	150	168,737
City of San Angelo (GO)
5.000%, 02/15/25	1,000	1,066,664

214

DFA SELECTIVE STATE MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face
	Amount^	Value†
	(000)
TEXAS — (Continued)
City of San Antonio TX Electric & Gas Systems Revenue (RB)
5.000%, 02/01/27	3,095	$3,375,335
City of Waco (GO) Series A
4.000%, 02/01/25	2,000	2,083,317
City of Waxahachie (GO)
4.000%, 08/01/30	1,000	1,048,347
Conroe Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/25	585	625,302
Dallas County Utility & Reclamation District (GO)
5.000%, 02/15/26	795	857,865
Dallas Fort Worth International Airport (RB)
5.000%, 11/01/30	35	39,931
4.000%, 11/01/39	465	469,336
Dallas Fort Worth International Airport (RB) Series F
5.125%, 11/01/25	80	82,856
Fort Bend County Municipal Management District No. 1 (GO) (BAM)
2.000%, 09/01/30	245	211,012
Fort Bend County Municipal Utility District No. 57 (GO) (AGM)
2.000%, 04/01/28	350	326,720
Fort Bend County Municipal Utility District No. 58 (GO) (BAM)
2.000%, 04/01/24	100	98,200
Greater Greenspoint Redevelopment Authority (AGM)
4.000%, 09/01/34	250	256,485
Harris County (GO) Series A
5.000%, 10/01/26	500	540,679
Harris County Cultural Education Facilities Finance Corp. (RB)
5.000%, 11/15/26	1,000	1,090,796
Harris County Cultural Education Facilities Finance Corp. (RB) Series
3.000%, 10/01/40	100	86,788

	Face
	Amount^	Value†
	(000)
TEXAS — (Continued)
Harris County Cultural Education Facilities Finance Corp. (RB) Series A
5.000%, 05/15/31	500	$555,710
Harris County Flood Control District (GO) Series A
5.000%, 10/01/27	300	334,999
Houston Community College System (RB)
5.000%, 04/15/26	1,155	1,235,728
Houston Independent School District (GO) (PSF-GTD)
5.000%, 02/15/25	1,000	1,066,386
Hunt Memorial Hospital District Charitable Health (GO)
5.000%, 02/15/28	250	271,507
Katy Independent School District (GO) (PSF-GTD) Series D
5.000%, 02/15/25	1,010	1,079,863
Lone Star College System (GO) Series A
5.000%, 02/15/26	2,500	2,726,809
Lower Colorado River Authority (RB)
5.000%, 05/15/38	400	441,237
Mesquite Independent School District (GO) (PSF-GTD) Series A
5.000%, 08/15/25	1,110	1,199,423
Pharr San Juan Alamo Independent School District (GO) (PSF-GTD)
5.000%, 02/01/28	600	641,490
Point Aquarius Municipal Utility District (GO) (BAM)
3.000%, 03/01/26	100	100,989
Port Freeport (RB) Series B
5.000%, 06/01/29	350	381,187
Roma Independent School District (GO) (PSF-GTD)
4.000%, 02/15/26	540	567,409
Southwest Independent School District (GO) (PSF-GTD)
5.000%, 02/01/25	800	854,880
Stephen F Austin State University (RB)
5.000%, 10/15/29	230	250,165

215

DFA SELECTIVE STATE MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face
	Amount^	Value†
	(000)
TEXAS — (Continued)
Texas Municipal Power Agency (RB) (AGM)
3.000%, 09/01/32	200	$197,111
Texas State (GO) Series B-1
5.000%, 08/01/26	1,050	1,153,951
Timber Lane Utility District (GO) (AGM) Series
4.000%, 08/01/26	365	382,929
Trinity River Authority Denton Creek Wastewater Treatment System Revenue (RB)
5.000%, 02/01/24	755	788,319
5.000%, 02/01/25	400	426,012
Waco Educational Finance Corp. (RB)
5.000%, 03/01/35	675	746,042
5.000%, 03/01/36	250	278,868

TOTAL TEXAS		50,981,085

UTAH — (2.8%)
Granite School District Board of Education (GO) (SCH BD GTY)
5.000%, 06/01/25	1,000	1,076,911
Jordan Valley Water Conservancy District (RB) Series A
5.000%, 10/01/28	350	398,442
Murray City School District (GO) (SCH BD GTY)
5.000%, 02/01/25	1,250	1,335,406
Ogden City School District (GO) (SCH BD GTY)
5.000%, 06/15/26	2,500	2,741,155
Uintah County (GO)
4.000%, 12/15/28	750	788,093

TOTAL UTAH		6,340,007

VIRGINIA — (0.1%)
Lynchburg Economic Dev. Authority (RB)
5.000%, 01/01/29	160	177,838

	Face
	Amount^	Value†
	(000)
WASHINGTON — (9.0%)
Central Puget Sound Regional Transit Authority Sales & Rental Car Taxes Revenue
¤ 5.000%, 11/01/45 (Pre-refunded @ $100, 1/11/25)	610	$661,366
City of Everett Water & Sewer Revenue (RB)
5.000%, 12/01/27	1,640	1,816,809
City of Port Angeles Water & Wastewater Utility Revenue (RB)
5.000%, 11/01/25	1,255	1,363,751
5.000%, 11/01/26	750	830,306
City of Seattle (GO)
5.000%, 12/01/29	1,345	1,443,889
City of Seattle Drainage & Wastewater Revenue (RB)
4.000%, 04/01/33	600	625,638
City of Seattle Solid Waste Revenue (RB)
4.000%, 06/01/29	170	177,903
Energy Northwest (RB)
4.000%, 07/01/27	250	259,193
King County (GO) Series A
5.000%, 12/01/26	1,575	1,746,241
King County School District No. 210 Federal Way (GO) (SCH BD GTY)
5.000%, 12/01/25	1,000	1,087,773
Klickitat County Public Utility District No. 1 (RB) (AGM) Series A
5.000%, 12/01/28	275	310,977
Pierce County School District No. 10 Tacoma (GO) (SCH BD GTY) Series B
5.000%, 12/01/26	510	564,285
Pierce County Sewer Revenue (RB) Series A
4.000%, 08/01/28	350	375,555
Port of Everett (RB)
4.000%, 12/01/28	215	223,311
Snohomish County School District No 201 Snohomish (GO) (SCH BD GTY)
5.000%, 12/01/27	2,010	2,179,955
Washington Health Care Facilities Auth. (RB)
4.000%, 07/01/37	200	201,193

216

DFA SELECTIVE STATE MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face
	Amount^	Value†
	(000)
WASHINGTON — (Continued)
Washington Health Care Facilities Authority (RB) Series A-
5.000%, 08/01/25	35	$37,315
Washington State
5.000%, 06/01/29	1,000	1,089,213
Washington State (GO) Series A-1
5.000%, 08/01/26	1,000	1,078,724
5.000%, 08/01/31	1,000	1,069,360
Washington State (GO) Series B
5.000%, 08/01/29	855	933,879
Washington State (GO) Series E
5.000%, 02/01/27	570	594,856
Washington State (GO) Series R-2018C
5.000%, 08/01/27	1,005	1,121,655
Washington State (GO) Series R-2018D
5.000%, 08/01/25	665	717,351

TOTAL WASHINGTON		20,510,498

WEST VIRGINIA — (0.2%)
West Virginia Hospital Finance Authority
5.000%, 09/01/32	415	459,297

WISCONSIN — (5.1%)
City of Kaukauna Electric System Revenue (RB) (AGM)
4.000%, 12/15/30	800	858,001
City of Milwaukee (GO) Series
4.000%, 04/01/28	300	313,385
City of Milwaukee (GO) Series B3
3.000%, 03/01/30	610	603,004
City of Milwaukee Sewerage System Revenue (RB) Series S2
5.000%, 06/01/27	200	222,967

	Face
	Amount^	Value†
	(000)
WISCONSIN — (Continued)
City of Milwaukee WI (GO) Series
5.000%, 04/01/26	450	$486,121
City of Waukesha (GO) Series C
5.000%, 10/01/26	260	284,662
Mequon & Thiensville School District (GO)
2.000%, 03/01/25	1,345	1,318,791
Milwaukee Metropolitan Sewerage District (GO) Series A
5.000%, 10/01/26	855	945,139
Public Finance Authority
4.000%, 07/01/38	675	688,237
4.000%, 07/01/39	675	686,892
River Falls School District (GO) Series A
3.000%, 04/01/25	1,520	1,539,354
Wisconsin Health & Educational Facilities Authority (RB)
5.000%, 04/04/32	445	500,637
5.000%, 07/01/34	220	239,574
Wisconsin Health & Educational Facilities Authority
4.000%, 10/15/33	1,025	1,052,163
Wisconsin State (GO) Series A
5.000%, 05/01/30	1,000	1,087,289
WPPI Energy (RB) Series A
5.000%, 07/01/36	600	650,500

TOTAL WISCONSIN		11,476,716

TOTAL MUNICIPAL BONDS Cost ($ 246,729,434)		226,825,376

TOTAL INVESTMENTS — (100.0%) (Cost $ 246,729,434)		$226,825,376

217

DFA SELECTIVE STATE MUNICIPAL BOND PORTFOLIO

CONTINUED

Summary of the Portfolio’s investments as of April 30, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Municipal Bonds	—	$226,825,376	—	$226,825,376

TOTAL	—	$226,825,376	—	$226,825,376

See accompanying Notes to Financial Statements.

218

DFA SHORT-TERM SELECTIVE STATE MUNICIPAL BOND PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

	Face
	Amount^	Value†
	(000)
MUNICIPAL BONDS — (100.0%)
ALABAMA — (0.1%)
Infirmary Health System Special Care Facilities Financing Authority of Mobile (RB)
5.000%, 02/01/24	130	$135,465

ALASKA — (1.1%)
Alaska Municipal Bond Bank Authority
5.000%, 12/01/23	680	707,226
City of Anchorage Electric Revenue (RB) Series A
¤ 5.000%, 12/01/41 (Pre-refunded @ $100, 12/1/24)	510	540,073

TOTAL ALASKA		1,247,299

ARIZONA — (0.1%)
Arizona Health Facilities Authority (RB)
5.000%, 12/01/26	100	105,308

CALIFORNIA — (3.7%)
California Health Facilities Financing Authority (RB) Series A
5.000%, 11/15/24	250	265,086
California State Public Works Board (RB) Series D
5.000%, 05/01/24	1,985	2,083,890
State of California
5.000%, 11/01/25	1,555	1,684,855

TOTAL CALIFORNIA		4,033,831

CONNECTICUT — (1.0%)
City of New Haven (GO) Series A
5.000%, 08/01/23	375	387,133
Connecticut State
4.000%, 01/15/25	355	368,548
Connecticut State Special Tax Revenue
5.000%, 01/01/24	350	365,108

TOTAL CONNECTICUT		1,120,789

	Face
	Amount^	Value†
	(000)
FLORIDA — (8.5%)
City of Jacksonville (RB)
5.000%, 10/01/23	295	$306,008
Florida Keys Aqueduct Authority (RB)
5.000%, 09/01/25	2,715	2,931,893
Florida State
5.000%, 06/01/24	1,835	1,934,464
Florida State (GO)
5.000%, 07/01/24	1,000	1,056,832
Florida State Department of Transportation Turnpike System Revenue (RB) Series A
5.000%, 07/01/24	1,165	1,229,945
Indian River County District School Board Series A
5.000%, 07/01/24	950	997,004
School Board of Miami-Dade County
5.000%, 11/01/25	900	951,563

TOTAL FLORIDA		9,407,709

GEORGIA — (2.2%)
Georgia State (GO) Series A
5.000%, 08/01/24	1,390	1,471,770
Troup County School District
4.000%, 08/01/23	950	970,571

TOTAL GEORGIA		2,442,341

HAWAII — (2.2%)
Hawaii State
5.000%, 05/01/25	2,275	2,440,226

ILLINOIS — (5.1%)
Chicago Park District (GO) Series A
¤ 5.000%, 01/01/37 (Pre-refunded @ $100, 1/1/24)	485	505,209
Chicago Transit Authority Capital Grant Receipts Revenue (RB)
5.000%, 06/01/23	600	617,513
City of Chicago IL (RB)
¤ 5.000%, 01/01/31 (Pre-refunded @ $100, 1/1/25)	3,000	3,189,860

219

DFA SHORT-TERM SELECTIVE STATE MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face
	Amount^	Value†
	(000)
ILLINOIS — (Continued)
Illinois Finance Authority (RB) Series A
5.000%, 02/15/25	300	$318,170
Illinois State (GO) Series
5.000%, 12/01/24	500	524,110
Village of Bartlett (GO) Series A
5.000%, 12/01/24	425	450,170

TOTAL ILLINOIS		5,605,032

IOWA — (2.7%)
City of Cedar Rapids (GO) Series A
5.000%, 06/01/23	1,395	1,439,199
City of Urbandale
5.000%, 06/01/25	1,115	1,196,526
College Community School District
3.000%, 06/01/24	345	349,303

TOTAL IOWA		2,985,028

KANSAS — (1.1%)
Johnson County Unified School District No. 229 Blue Valley (GO) Series A
5.000%, 10/01/24	1,090	1,155,287
LOUISIANA — (0.1%)
Ascension Parish School Board
5.000%, 03/01/24	140	146,274

MARYLAND — (2.8%)
Maryland State
5.000%, 08/01/25	2,825	3,053,820

MISSOURI — (1.3%)
City of Columbia Water & Electric System Revenue (RB) Series B
5.000%, 10/01/23	750	778,732
City of Kansas City (RB)
5.000%, 09/01/24	140	147,535
Health & Educational Facilities Authority of the State of Missouri (RB)
5.000%, 11/15/24	500	529,288

TOTAL MISSOURI		1,455,555

	Face
	Amount^	Value†
	(000)
NEBRASKA — (0.5%)
Nebraska State Colleges Facilities Corp. (RB) (AGM)
5.000%, 07/15/24	250	$263,266
5.000%, 07/15/25	240	257,114

TOTAL NEBRASKA		520,380

NEVADA — (3.4%)
Las Vegas Convention & Visitors Authority (RB)
5.000%, 07/01/25	520	555,077
Nevada State (GO) Series B
5.000%, 11/01/23	3,000	3,126,356

TOTAL NEVADA		3,681,433

NEW JERSEY — (1.3%)
New Jersey Economic Dev. Authority (RB)
5.000%, 06/15/23	400	412,255
New Jersey Economic Dev. Authority
5.000%, 03/01/26	175	178,256
New Jersey State
5.000%, 06/01/25	725	770,992
New Jersey Transportation Trust Fund Authority (RB) Series AA
5.000%, 06/15/23	100	103,064

TOTAL NEW JERSEY		1,464,567

NEW YORK — (0.7%)
New York State Dormitory Authority (RB)
5.000%, 05/01/26	165	175,803
New York State Thruway Authority (RB) Series L
5.000%, 01/01/26	340	368,348
Town of Oyster Bay
5.000%, 08/01/24	200	210,450

TOTAL NEW YORK		754,601

NORTH CAROLINA — (0.6%)
North Carolina Turnpike Authority
5.000%, 02/01/24	650	674,722

OHIO — (0.9%)
Akron Bath Copley Joint Township Hospital District
5.000%, 11/15/24	70	73,904

220

DFA SHORT-TERM SELECTIVE STATE MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face
	Amount^	Value†
	(000)
OHIO — (Continued)
American Municipal Power, Inc. (RB)
5.000%, 02/15/24	855	$894,117

TOTAL OHIO		968,021

OKLAHOMA — (1.2%)
City of Bixby (GO) Series A
4.000%, 06/01/25	1,290	1,347,785

OREGON — (3.1%)
Multnomah County School District No. 1 Portland (GO) (SCH BD GTY)
5.000%, 06/15/25	1,555	1,675,471
Oregon State Department of Transportation (RB) Series A
¤ 5.000%, 11/15/30 (Pre-refunded @ $100, 11/15/24)	1,645	1,751,066

TOTAL OREGON		3,426,537

PENNSYLVANIA — (1.1%)
City of Lancaster (GO) (BAM)
5.000%, 05/01/24	650	680,568
Montgomery County Higher Education and Health Authority (RB)
5.000%, 09/01/24	250	264,038
Pennsylvania Higher Educational Facilities Authority (RB) Series AW
5.000%, 06/15/26	265	288,073

TOTAL PENNSYLVANIA		1,232,679

SOUTH CAROLINA — (0.7%)
Piedmont Municipal Power Agency (RB) Series E
5.000%, 01/01/23	750	764,590

TENNESSEE — (3.6%)
Bedford County
5.000%, 06/01/26	500	546,630
City of Chattanooga (GO) Series B
5.000%, 10/01/24	1,800	1,910,860
City of Knoxville Electric System Revenue (RB)
5.000%, 07/01/24	575	606,285

	Face
	Amount^	Value†
	(000)
TENNESSEE — (Continued)
5.000%, 07/01/25	845	$908,898

TOTAL TENNESSEE		3,972,673

TEXAS — (24.4%)
Channelview Independent School District (GO) (PSF-GTD)
5.000%, 08/15/24	515	544,122
City of Austin Water & Wastewater System Revenue (RB)
5.000%, 11/15/24	2,665	2,832,567
City of Carrollton (GO)
5.000%, 08/15/24	1,800	1,901,069
City of Corpus Christi (GO) Series B
5.000%, 03/01/24	1,290	1,351,112
City of Dallas (GO)
5.000%, 02/15/25	900	959,748
City of Georgetown Utility System Revenue (RB)
5.000%, 08/15/25	290	311,936
City of Houston
5.000%, 03/01/24	1,850	1,939,000
City of Irving (GO)
4.000%, 09/15/24	1,000	1,036,262
Frisco Independent School District (GO) (PSF-GTD)
5.000%, 02/15/24	100	104,826
Harris County
5.000%, 10/01/25	1,810	1,959,108
Lewisville Independent School District (GO)
5.000%, 08/15/24	805	851,994
Lone Star College System (GO) Series A
5.000%, 02/15/24	2,400	2,514,099
Lower Colorado River Authority
5.000%, 05/15/24	250	262,166
Lower Colorado River Authority (RB)
5.000%, 05/15/24	250	262,166
North Texas Tollway Authority (RB) Series A
5.000%, 01/01/25	900	935,855
Northside Independent School District (GO) (PSF-GTD)
5.000%, 08/15/24	520	551,311

221

DFA SHORT-TERM SELECTIVE STATE MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face
	Amount^	Value†
	(000)
TEXAS — (Continued)
Plano Independent School District (GO) (PSF-GTD)
5.000%, 02/15/25	1,140	$1,217,267
Texas State
5.000%, 08/01/24	170	179,726
Texas State (GO) Series A
5.000%, 10/01/23	2,500	2,598,613
Trinity River Authority Denton Creek Wastewater Treatment System Revenue
5.000%, 02/01/24	600	625,859
University of Texas System
5.000%, 08/15/24	1,040	1,098,571
West Travis County Public Utility Agency
6.500%, 08/15/24	630	684,404
Wylie Independent School District
5.000%, 08/15/25	2,075	2,237,968

TOTAL TEXAS		26,959,749

UTAH — (6.9%)
Central Utah Water Conservancy District (RB) Series A
5.000%, 10/01/24	1,160	1,230,601
Utah State (GO)
5.000%, 07/01/25	2,500	2,700,154
Utah Transit Authority (RB)
¤ 5.000%, 06/15/37 (Pre-refunded @ $100, 6/15/25)	2,440	2,617,765
Utah Transit Authority
¤ 5.000%, 06/15/38 (Pre-refunded @ $100, 6/15/26)	1,000	1,077,528

TOTAL UTAH		7,626,048

WASHINGTON — (10.0%)
City of Seattle (GO) Series A
5.000%, 12/01/25	1,365	1,484,811
City of Seattle Water System Revenue (RB)
5.000%, 08/01/24	1,060	1,121,162
Clark County Public Utility District No. 1 (RB)
5.000%, 01/01/24	660	689,150

	Face
	Amount^	Value†
	(000)
WASHINGTON — (Continued)
Energy Northwest
5.000%, 07/01/23	1,250	$1,291,947
King County Public Hospital District No. 1 (GO)
5.000%, 12/01/24	490	519,523
King County School District No. 415 Kent (GO) (SCH BD GTY)
4.000%, 12/01/23	2,700	2,775,021
Washington State
5.000%, 07/01/24	1,000	1,056,181
Washington State (GO)
5.000%, 08/01/24	715	756,578
Washington State (GO) Series R-C
5.000%, 07/01/23	1,335	1,379,799

TOTAL WASHINGTON		11,074,172

WISCONSIN — (9.6%)
City of Beaver Dam (GO) (BAM) Series A
5.000%, 03/01/24	440	460,199
City of Milwaukee (GO) Series N2
5.000%, 04/01/24	700	730,823
Madison Area Technical College (GO)
4.000%, 03/01/24	2,500	2,578,058
Madison Metropolitan School District (GO)
3.000%, 03/01/24	2,080	2,105,170
Wisconsin State (GO)
5.000%, 05/01/24	2,500	2,629,544
Wisconsin State
5.000%, 05/01/31 (Pre-refunded @ $100, 5/1/24)	2,000	2,103,635

TOTAL WISCONSIN		10,607,429

TOTAL MUNICIPAL BONDS Cost ($110,746,826)		110,409,350

TOTAL INVESTMENTS — (100.0%) (Cost $110,746,826)		$110,409,350

222

DFA SHORT-TERM SELECTIVE STATE MUNICIPAL BOND PORTFOLIO

CONTINUED

Summary of the Portfolio’s investments as of April 30, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Municipal Bonds	—	$110,409,350	—	$110,409,350

TOTAL	—	$110,409,350	—	$110,409,350

See accompanying Notes to Financial Statements.

223

DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

	Face
	Amount^	Value†
	(000)
MUNICIPAL BONDS — (100.0%)
CALIFORNIA — (100.0%)
Anaheim Public Financing Authority
¤ 5.000%, 05/01/39	5,500	$5,788,300
¤ 5.000%, 05/01/46	6,045	6,361,868
Apple Valley Unified School District
5.000%, 08/01/26	780	806,894
Baldwin Park Unified School District (GO)
2.000%, 08/01/22	390	390,687
Bay Area Toll Authority (RB) Series
¤ 5.000%, 10/01/54 (Pre-refunded @ $100, 10/01/24)	2,810	2,981,704
Bay Area Toll Authority (RB) Series F-1
¤ 5.000%, 04/01/54 (Pre-refunded @ $100, 04/01/24)	1,555	1,632,391
Bay Area Toll Authority (RB) Series S-4
¤ 5.000%, 04/01/43 (Pre-refunded @ $100, 4/1/23)	4,885	5,020,676
¤ 5.250%, 04/01/53 (Pre-refunded @ $100, 4/1/23)	650	669,394
Berkeley Unified School District (GO) Series D
5.000%, 08/01/23	295	305,467
Burbank Unified School District (GO) Series A
¤ 5.000%, 08/01/29 (Pre-refunded @ $100, 2/1/25)	1,055	1,128,825
California Health Facilities Financing Authority (RB)
5.000%, 11/15/23	775	808,317
5.000%, 11/15/24	100	106,136
¤ 5.000%, 10/01/39 (Pre-refunded @ $100, 10/1/25)	1,690	1,828,646

	Face
	Amount^	Value†
	(000)
CALIFORNIA — (Continued)
California Health Facilities Financing Authority (RB) Series A
5.000%, 02/01/24	600	$627,529
5.000%, 10/01/24	1,010	1,068,060
5.000%, 11/15/24	5,605	5,943,229
5.000%, 02/01/26	3,040	3,238,525
5.000%, 11/15/26	1,000	1,100,174
5.000%, 02/01/27	525	557,848
5.000%, 10/01/29	2,390	2,521,070
California Municipal Finance Authority (RB) Series A
5.000%, 02/01/25	1,970	2,093,259
5.000%, 02/01/26	1,135	1,228,156
5.000%, 02/01/28	750	836,672
California Municipal Finance Authority (RB) Series B
5.000%, 10/01/23	1,555	1,616,116
California State Department of Water Resources (RB) Series AP
¤ 4.000%, 12/01/31 (Pre-refunded @ $100, 6/1/23)	2,515	2,568,011
California State Department of Water Resources (RB) Series AS
5.000%, 12/01/24	230	245,282
California State Department of Water Resources (RB) Series AX
5.000%, 12/01/25	3,060	3,331,878
California State Department of Water Resources (RB) (ETM) Series AS
5.000%, 12/01/22	35	35,659
California State Public Works Board
5.000%, 02/01/26	3,130	3,396,204
California State Public Works Board (RB) Series
5.000%, 11/01/22	2,475	2,517,245
California State Public Works Board (RB) Series A
5.000%, 09/01/28	1,150	1,210,833
California State Public Works Board (RB) Series B
5.000%, 05/01/22	2,045	2,045,000

224

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CONTINUED

	Face
	Amount^	Value†
	(000)
CALIFORNIA — (Continued)
5.000%, 05/01/23	695	$715,525
California State Public Works Board (RB) Series D
5.000%, 11/01/22	2,340	2,379,941
5.000%, 04/01/24	2,155	2,261,012
5.000%, 05/01/24	4,790	5,028,630
5.000%, 11/01/25	1,460	1,576,837
California State Public Works Board (RB) Series E
5.000%, 11/01/24	1,000	1,061,026
California State University (RB) Series
¤ 5.000%, 11/01/25 (Pre-refunded @ $100, 11/1/24)	470	500,209
¤ 5.000%, 11/01/27 (Pre-refunded @ $100, 11/1/24)	1,480	1,575,127
California State University (RB) Series A
5.000%, 11/01/22	3,800	3,866,949
5.000%, 11/01/23	4,350	4,533,217
¤ 5.000%, 11/01/27 (Pre-refunded @ $100, 11/1/22)	1,025	1,042,444
¤ 4.000%, 11/01/28 (Pre-refunded @ $100, 11/1/22)	3,000	3,036,336
¤ 5.000%, 11/01/32 (Pre-refunded @ $100, 11/1/24)	915	973,812
Calleguas Municipal Water District (RB) Series A
¤ 5.000%, 07/01/29	1,310	1,383,881
Carlsbad Unified School District
4.000%, 10/01/23	150	153,864
4.000%, 10/01/24	125	129,607
4.000%, 10/01/25	100	104,819
Carlsbad Unified School District (GO) Series B
2.000%, 08/01/23	785	784,473
Central Contra Costa Sanitary District (COP)
5.000%, 09/01/22	8,865	8,970,655
5.000%, 09/01/23	5,125	5,318,476
Chabot-Las Positas Community College District (GO)
4.000%, 08/01/22	3,050	3,070,113

	Face
	Amount^	Value†
	(000)
CALIFORNIA — (Continued)
¤ 5.000%, 08/01/30 (Pre-refunded @ $100, 8/1/23)	3,500	$3,623,310
Chabot-Las Positas Community College District
5.000%, 08/01/24	4,540	4,795,824
Chico Unified School District (GO) Series
3.000%, 08/01/23	570	576,441
Chino Valley Unified School District (GO)
4.000%, 08/01/23	750	767,692
Chino Valley Unified School District (GO) Series C
4.000%, 08/01/23	275	281,501
4.000%, 08/01/24	125	129,329
4.000%, 08/01/25	275	287,688
City & County of San Francisco (GO)
5.000%, 06/15/24	1,245	1,314,157
City & County of San Francisco (GO) Series B
2.000%, 06/15/22	1,500	1,501,549
2.000%, 06/15/23	1,000	999,607
City & County of San Francisco (GO) Series R1
5.000%, 06/15/22	2,000	2,009,026
5.000%, 06/15/23	1,250	1,290,547
City & County of San Francisco
5.000%, 06/15/26	1,170	1,233,499
5.000%, 06/15/27	1,860	1,916,780
City of Berkeley (RN)
1.000%, 07/25/22	17,500	17,488,830
City of Oakland (GO) Series C-1
5.000%, 07/15/24	3,580	3,781,249
5.000%, 07/15/25	3,110	3,354,777
City of Pasadena Electric Revenue (RB) Series A
5.000%, 06/01/22	385	386,145
City of Pasadena Water Revenue (RB) Series A
5.000%, 06/01/22	930	932,832
City of Riverside Sewer Revenue (RB) Series A
5.000%, 08/01/31	1,000	1,065,514
City of San Francisco Public Utilities Commission Water Revenue (RB)
4.000%, 11/01/22	3,000	3,037,528
5.000%, 11/01/22	1,345	1,368,427

225

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CONTINUED

	Face
	Amount^	Value†
	(000)
CALIFORNIA — (Continued)
5.000%, 11/01/23	1,860	$1,938,061
City of San Francisco Public Utilities Commission Water Revenue (RB) Series A
¤ 5.000%, 11/01/32 (Pre-refunded @ $100, 5/1/22)	500	500,000
City of San Francisco Public Utilities Commission Water Revenue
5.000%, 11/01/23	1,380	1,437,916
Contra Costa Community College District (GO)
4.000%, 08/01/22	1,000	1,006,570
¤ 5.000%, 08/01/24 (Pre-refunded @ $100, 8/1/22)	600	605,399
¤ 5.000%, 08/01/38	3,600	3,729,091
Contra Costa Water District (RB) Series W
5.000%, 10/01/22	590	598,591
5.000%, 10/01/23	1,515	1,575,621
Delano Union School District (GO) (AGM)
4.000%, 02/01/23	245	248,922
4.000%, 02/01/24	275	282,896
4.000%, 02/01/25	300	311,201
4.000%, 02/01/26	315	329,705
Desert Community College District (GO)
4.000%, 08/01/22	800	805,394
Desert Community College District (GO) Series A-
4.000%, 08/01/23	1,500	1,536,582
Dublin Unified School District (GO) Series A-2
5.000%, 08/01/22	3,840	3,874,840
5.000%, 08/01/23	3,000	3,108,329
5.000%, 08/01/24	510	538,853
East Bay Regional Park District (GO) Series A-2
5.000%, 09/01/24	5,000	5,304,082
East Side Union High School District (GO) Series C
2.000%, 08/01/24	6,420	6,327,952
Eastern Municipal Water District (RB) Series A
3.000%, 07/01/24	1,545	1,564,765
El Camino Community College District Foundation (GO) Series D
3.000%, 08/01/22	160	160,682

	Face
	Amount^	Value†
	(000)
CALIFORNIA — (Continued)
El Dorado Irrigation District (RB) (AGM) Series A
¤ 5.000%, 03/01/34 (Pre-refunded @ $100, 3/1/24)	3,000	$3,144,324
¤ 5.250%, 03/01/39 (Pre-refunded @ $100, 3/1/24)	4,000	4,210,226
El Monte Union High School District (GO)
2.000%, 06/01/22	1,080	1,080,756
Evergreen School District (GO)
2.000%, 08/01/22	2,800	2,805,138
2.000%, 08/01/23	3,000	2,997,252
Foothill-De Anza Community College District (GO)
¤ 5.000%, 08/01/26	1,150	1,217,133
Fremont Unified School District/Alameda County (GO) Series
¤ 4.000%, 08/01/46 (Pre-refunded @ $100, 8/1/24)	5,000	5,183,171
Fremont Union High School District (GO)
¤ 4.000%, 08/01/43 (Pre-refunded @ $100, 8/1/23)	5,500	5,630,027
Fremont Union High School District (GO) Series A
2.000%, 08/01/22	1,000	1,001,786
2.000%, 08/01/23	730	729,599
Fresno Unified School District (GO) Series A
4.000%, 08/01/22	3,435	3,457,822
Fresno Unified School District (GO) Series D
2.000%, 08/01/22	1,125	1,127,009
2.000%, 08/01/23	1,600	1,599,121
Fresno Unified School District (GO) (AGM) Series A
¤ 5.000%, 08/01/25 (Pre-refunded @ $100, 8/1/22)	1,000	1,008,998
Gilroy School Facilities Financing Authority (RB) Series A
¤ 5.000%, 08/01/46 (Pre-refunded @ $100, 8/1/23)	3,000	3,107,576

226

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CONTINUED

	Face
	Amount^	Value†
	(000)
CALIFORNIA — (Continued)
Gilroy Unified School District (GO) (AGM)
4.000%, 08/01/23	1,915	$1,961,226
¤ 5.000%, 08/01/27 (Pre-refunded @ $100, 8/1/24)	1,500	1,585,874
Glendale Community College District (GO) Series B
4.000%, 08/01/22	1,075	1,082,196
4.000%, 08/01/23	525	537,673
Golden State Tobacco Securitization Corp. (RB) (ST APPROP) (ETM) Series A
5.000%, 06/01/22	3,000	3,008,992
Grossmont Union High School District (GO) Series E
¤ 5.000%, 08/01/43 (Pre-refunded @ $100, 8/1/23)	3,770	3,902,822
Grossmont Union High School District (GO) Series J2
4.000%, 08/01/23	1,000	1,024,139
Grossmont-Cuyamaca Community College District (GO)
5.000%, 08/01/23	1,640	1,698,191
Hartnell Community College District (GO) Series B
4.000%, 08/01/22	1,015	1,021,794
Huntington Beach City School District (GO) Series C
4.000%, 08/01/22	180	181,205
Inglewood Unified School District (GO) (AGM) Series A
4.000%, 08/01/22	1,100	1,107,118
4.000%, 08/01/23	1,125	1,150,338
Kern Community College District (GO) Series C
4.000%, 08/01/22	575	578,792
Kern High School District (GO) (AGM) Series C
2.000%, 08/01/22	5,295	5,304,716

	Face
	Amount^	Value†
	(000)
CALIFORNIA — (Continued)
La Quinta Redevelopment Agency Successor Agency
¤ 5.000%, 09/01/28 (Pre-refunded @ $100, 9/1/23)	1,500	$1,555,824
Las Lomitas Elementary School District (GO) Series B
2.000%, 07/01/22	845	846,130
2.000%, 07/01/23	1,315	1,315,167
Local Public Schools Funding Authority School Improvement District No. 2016-1 (GO) (BAM) Series A
5.000%, 08/01/22	1,500	1,513,460
Lodi Unified School District (GO)
3.000%, 08/01/23	750	758,753
Long Beach Community College District (GO) Series D
4.000%, 08/01/23	1,825	1,868,599
4.000%, 08/01/24	1,285	1,329,504
Los Altos Elementary School District (RN)
4.000%, 07/15/22	3,000	3,017,233
Los Angeles Community College District (GO) Series A
5.000%, 08/01/23	2,670	2,769,432
¤ 5.000%, 08/01/27 (Pre-refunded @ $100, 8/1/24)	1,000	1,058,376
¤ 5.000%, 08/01/28 (Pre-refunded @ $100, 8/1/24)	1,010	1,068,960
¤ 5.000%, 08/01/31 (Pre-refunded @ $100, 8/1/24)	6,565	6,948,240
Los Angeles Community College District (GO) Series G
5.000%, 08/01/23	3,360	3,485,127
Los Angeles Community College District (GO) Series J
3.000%, 08/01/22	2,980	2,993,295

227

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CONTINUED

	Face
	Amount^	Value†
	(000)
CALIFORNIA — (Continued)
Los Angeles County Metropolitan Transportation Authority (RB) Series A
5.000%, 07/01/22	1,765	$1,775,899
5.000%, 07/01/23	18,000	18,614,570
5.000%, 07/01/24	2,890	3,051,734
Los Angeles County Metropolitan Transportation Authority (RB) Series B
5.000%, 07/01/22	1,500	1,509,263
5.000%, 07/01/23	1,125	1,163,411
Los Angeles County Metropolitan Transportation Authority (RB) Series C
5.000%, 07/01/23	1,500	1,551,566
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue (RB) Series A
5.000%, 07/01/24	2,900	3,062,294
Los Angeles County Public Works Financing Authority (RB) Series F
5.000%, 12/01/23	300	312,914
5.000%, 12/01/24	245	260,708
Los Angeles Department of Water (RB) Series A
5.000%, 07/01/22	675	679,124
Los Angeles Department of Water & Power Power System Revenue (RB)
5.000%, 07/01/25	2,835	2,988,125
Los Angeles Department of Water & Power Power System Revenue (RB) Series A
5.000%, 07/01/22	1,385	1,393,461
5.000%, 07/01/23	2,360	2,438,919
Los Angeles Department of Water & Power Power System Revenue (RB) Series B
5.000%, 07/01/24	1,440	1,518,714
Los Angeles Department of Water & Power Water System Revenue (RB) Series A
5.000%, 07/01/31	3,335	3,590,074

	Face
	Amount^	Value†
	(000)
CALIFORNIA — (Continued)
Los Angeles Department of Water & Power Water System Revenue (RB) Series B
5.000%, 07/01/24	1,000	$1,055,746
5.000%, 07/01/25	1,900	2,049,104
Los Angeles Unified School District
5.000%, 07/01/24	2,500	2,636,656
Los Angeles Unified School District (GO) Series A
5.000%, 07/01/23	20,040	20,724,222
5.000%, 07/01/24	4,930	5,199,485
Los Angeles Unified School District (GO) Series B
5.000%, 07/01/22	1,350	1,358,270
Los Angeles Unified School District (GO) Series B-1
4.000%, 07/01/24	1,025	1,059,571
Los Angeles Unified School District (GO) Series C
5.000%, 07/01/22	5,560	5,594,059
Mammoth Unified School District (GO) Series B
4.000%, 08/01/22	1,000	1,006,644
Manhattan Beach Unified School District (GO) Series B
3.000%, 09/01/22	1,400	1,407,615
3.000%, 09/01/23	1,140	1,153,798
Menifee Union School District (GO) Series C
3.000%, 08/01/22	200	200,843
4.000%, 08/01/23	505	516,437
Merced Community College District (GO)
5.000%, 08/01/24	50	52,817
Metropolitan Water District of Southern California (RB) Series C
5.000%, 07/01/22	475	477,863
Midpeninsula Regional Open Space District (GO) Series A
5.000%, 09/01/23	1,385	1,437,842
Miracosta Community College District (GO) Series B
4.000%, 08/01/22	3,270	3,291,807
4.000%, 08/01/23	2,000	2,048,278

228

DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face
	Amount^	Value†
	(000)
CALIFORNIA — (Continued)
Modesto Irrigation District (RB) Series B
5.000%, 10/01/25	1,000	$1,079,996
Morgan Hill Redevelopment Agency Successor Agency Series A
¤ 5.000%, 09/01/33 (Pre-refunded @ $100, 9/1/23)	1,750	1,815,129
Mount Diablo Unified School District
4.000%, 08/01/24	1,425	1,473,088
Mount San Antonio Community College District (GO) Series C
4.000%, 08/01/23	3,350	3,429,615
Municipal Improvement Corp. of Los Angeles (RB)
5.000%, 11/01/23	1,650	1,719,993
Napa Valley Unified School District (RN)
2.000%, 06/30/22	17,000	17,028,092
North Orange County Community College District (GO) Series B
4.000%, 08/01/22	1,350	1,358,969
Northern California Power Agency (RB)
5.000%, 07/01/24	500	527,223
Northern California Power Agency
5.000%, 07/01/25	750	806,485
Northern California Transmission Agency (RB) Series
5.000%, 05/01/24	500	525,409
Norwalk-La Mirada Unified School District (GO) Series D
4.000%, 08/01/22	1,000	1,006,694
Ocean View School District/Orange County (GO) Series B
6.000%, 08/01/22	1,400	1,416,173
Oceanside Public Financing Authority (RB) Series A
¤ 5.250%, 05/01/33 (Pre-refunded @ $100, 5/1/23)	1,500	1,547,220

	Face
	Amount^	Value†
	(000)
CALIFORNIA — (Continued)
Orange County Sanitation District (RB) Series A
5.000%, 02/01/23	10,000	$10,240,420
5.000%, 02/01/24	5,420	5,678,190
5.000%, 02/01/33	1,600	1,723,622
Orange County Transportation Authority
5.000%, 10/15/24	5,685	6,027,696
Oxnard Union High School District (GO) Series B
4.000%, 08/01/22	600	604,016
Palm Springs Unified School District (GO) Series A
2.000%, 08/01/22	5,000	5,008,806
Palomar Community College District (GO)
5.000%, 05/01/23	725	746,556
Panama-Buena Vista Union School District
3.000%, 08/01/24	2,450	2,486,398
Pasadena Unified School District (GO) Series A
2.000%, 08/01/22	4,790	4,798,789
3.000%, 08/01/23	3,000	3,036,122
Pasadena Unified School District (GO) Series B
1.000%, 08/01/22	250	249,775
2.000%, 08/01/23	13,160	13,152,774
Peralta Community College District (GO)
5.000%, 08/01/23	3,045	3,068,515
5.000%, 08/01/24	1,000	1,054,551
Peralta Community College District (GO) Series A
4.000%, 08/01/23	2,140	2,187,135
Peralta Community College District (GO) Series B
5.000%, 08/01/22	1,845	1,860,821
Peralta Community College District
5.000%, 08/01/29	500	525,372
Portola Valley School District (GO) Series B
3.000%, 08/01/22	1,205	1,210,138
Rancho Santiago Community College District (GO)
4.000%, 09/01/22	1,075	1,084,348
Rio Elementary School District Community Facilities District
5.500%, 09/01/39	4,915	5,123,310

229

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CONTINUED

	Face
	Amount^	Value†
	(000)
CALIFORNIA — (Continued)
Riverside County Transportation Commission (RB) Series A
¤ 5.250%, 06/01/30 (Pre-refunded @ $100, 6/1/23)	5,000	$5,166,236
Sacramento City Unified School District (GO) (AGM)
4.000%, 07/01/26	1,025	1,075,842
5.000%, 07/01/28	1,000	1,050,555
Sacramento Municipal Utility District (RB) Series B
5.000%, 08/15/27	4,905	5,073,484
Sacramento Municipal Utility District (RB) Series F
5.000%, 08/15/23	6,290	6,519,054
Sacramento Municipal Utility District (RB) Series I
5.000%, 08/15/22	690	697,175
San Diego Association of Governments (RB)
5.000%, 11/15/25	6,425	6,799,727
San Diego Community College District (GO)
5.000%, 08/01/23	440	455,888
5.000%, 08/01/24	1,250	1,322,407
¤ 5.000%, 08/01/32	3,105	3,216,341
¤ 5.000%, 08/01/43 (Pre-refunded @ $100, 08/01/23)	9,010	9,333,086
San Diego County Regional Transportation Commission (RB) Series A
¤ 5.000%, 04/01/44 (Pre-refunded @ $100, 4/1/24)	1,000	1,050,441
San Diego County Water Authority (RB)
5.000%, 05/01/22	1,270	1,270,000
5.000%, 05/01/24	1,050	1,105,460
5.000%, 05/01/25	1,010	1,084,866
San Diego County Water Authority (RB) Series A
5.000%, 05/01/23	3,800	3,910,698
5.000%, 05/01/25	485	520,950
San Diego Public Facilities Financing Authority Sewer Revenue (RB)
5.000%, 05/15/22	10,520	10,533,451
San Diego Unified School District (RN) Series A
4.000%, 06/30/22	5,330	5,354,939

	Face
	Amount^	Value†
	(000)
CALIFORNIA — (Continued)
San Diego Unified School District (GO) Series D-2
5.000%, 07/01/22	2,400	$2,414,307
San Diego Unified School District (GO) Series N-2
5.000%, 07/01/23	7,200	7,444,985
San Diego Unified School District (GO) Series R-3
5.000%, 07/01/23	2,000	2,068,051
San Francisco Bay Area Rapid Transit District (GO) Series C-1
5.000%, 08/01/24	3,505	3,709,609
San Francisco City & County Airport Comm-San Francisco International Airport
5.000%, 05/01/26	2,500	2,708,356
San Francisco City & County Airport Comm-San Francisco International Airport (RB) Series A
5.000%, 05/01/25	1,095	1,165,716
San Francisco Community College District (GO) Series A
5.000%, 06/15/22	510	512,223
5.000%, 06/15/23	4,345	4,483,008
San Francisco Municipal Transportation Agency (RB)
¤ 5.000%, 03/01/28 (Pre-refunded @ $100, 3/1/23)	1,100	1,128,373
San Francisco Unified School District (GO)
4.000%, 06/15/22	1,000	1,003,104
4.000%, 06/15/23	2,905	2,967,658
4.000%, 06/15/24	8,755	9,044,957
San Francisco Unified School District (GO) Series B
4.000%, 06/15/22	6,000	6,018,624
San Francisco Unified School District (GO) Series F&C
2.000%, 06/15/22	1,750	1,751,375
San Gabriel Unified School District
4.000%, 08/01/23	315	322,180
4.000%, 08/01/24	300	310,099

230

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CONTINUED

	Face
	Amount^	Value†
	(000)
CALIFORNIA — (Continued)
San Joaquin Hills Transportation Corridor Agency
¤ 5.000%, 01/15/29	1,925	$2,052,699
San Jose Evergreen Community College District (GO) Series B
4.000%, 09/01/22	1,800	1,815,592
San Jose Unified School District (GO)
¤ 5.000%, 08/01/28	1,455	1,507,174
¤ 5.000%, 08/01/29 (Pre-refunded @ $100, 8/1/23)	1,685	1,745,422
San Juan Unified School District (GO)
3.000%, 08/01/22	2,260	2,268,857
San Leandro Unified School District (GO) (BAM) Series A
4.000%, 08/01/22	550	553,572
San Lorenzo Unified School District (GO)
4.000%, 08/01/22	500	503,285
4.000%, 08/01/23	700	716,549
San Luis Obispo County Community College District (GO) Series C
4.000%, 08/01/23	1,070	1,095,296
San Mateo Joint Powers Financing Authority (RB) Series A
5.000%, 07/15/24	4,000	4,222,212
San Mateo Union High School District (GO) Series A
4.000%, 09/01/22	1,660	1,674,379
San Pablo Joint Powers Financing Authority (RB) (AGM)
4.000%, 11/01/23	125	128,324
4.000%, 11/01/24	175	181,428
4.000%, 11/01/25	180	188,182
San Ramon Valley Unified School District (GO)
¤ 4.000%, 08/01/28 (Pre-refunded @ $100, 8/1/23)	985	1,007,674

	Face
	Amount^	Value†
	(000)
CALIFORNIA — (Continued)
Santa Clara County Financing Authority (RB) Series A
5.000%, 05/01/22	700	$700,000
5.000%, 05/01/23	2,190	2,255,113
Santa Clara Unified School District (GO)
5.000%, 07/01/23	1,250	1,292,386
Santa Clara Valley Transportation Authority
5.000%, 06/01/23	5,500	5,675,454
Santa County Cruz (RN)
2.000%, 07/05/22	10,000	10,014,895
Santa Cruz City Elementary School District (GO) Series C
3.000%, 08/01/23	710	718,461
3.000%, 08/01/24	1,100	1,114,451
Santa Monica-Malibu Unified School District (GO)
4.000%, 08/01/23	8,055	8,248,437
Santa Monica-Malibu Unified School District (GO) Series B
4.000%, 08/01/23	3,000	3,072,043
Santa Monica-Malibu Unified School District (GO) Series D
¤ 5.000%, 08/01/43 (Pre-refunded @ $100, 8/1/23)	865	896,018
Sierra Joint Community College District (GO) Series B
3.000%, 08/01/22	2,500	2,510,660
Simi Valley Unified School District (GO) Series C
4.000%, 08/01/22	600	604,016
Southern California Public Power Authority (RB)
5.000%, 07/01/23	270	279,187
Southern California Public Power Authority (RB) Series A
5.000%, 07/01/22	430	432,627
Southern California Public Power Authority
5.000%, 07/01/25	475	510,924
5.000%, 07/01/31	1,205	1,288,549

231

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CONTINUED

	Face
	Amount^	Value†
	(000)
CALIFORNIA — (Continued)
Southwestern Community College District (GO) Series B-2
3.000%, 08/01/22	500	$502,144
Southwestern Community College District (GO) Series E-2
3.000%, 08/01/22	750	753,217
3.000%, 08/01/23	820	829,873
State of California (GO)
5.000%, 08/01/22	785	792,397
5.000%, 09/01/22	14,050	14,223,575
5.250%, 09/01/22	11,420	11,570,385
5.000%, 10/01/22	39,500	40,081,938
2.000%, 11/01/22	2,250	2,255,849
5.000%, 04/01/23	5,525	5,679,564
4.000%, 10/01/23	2,515	2,581,231
5.000%, 10/01/23	6,915	7,192,748
5.000%, 11/01/23	10,590	11,036,171
3.000%, 03/01/24	2,300	2,331,770
4.000%, 03/01/24	3,350	3,455,949
5.000%, 03/01/24	3,000	3,148,289
5.000%, 04/01/24	14,430	15,168,196
5.000%, 08/01/24	1,055	1,115,398
5.000%, 10/01/24	2,500	2,652,762
5.000%, 12/01/24	3,800	4,046,584
5.500%, 02/01/25	3,860	4,170,399
5.000%, 04/01/25	7,000	7,495,798
5.000%, 10/01/25	875	946,486
5.000%, 12/01/25	3,510	3,809,294
5.000%, 08/01/31	4,540	4,857,812
5.000%, 10/01/31	10,000	10,541,212
State of California (GO) Series C
5.000%, 09/01/28	1,700	1,830,728
State of California
5.000%, 09/01/23	1,000	1,038,157
5.000%, 10/01/23	5,000	5,200,820
5.000%, 12/01/23	2,550	2,662,254
5.000%, 09/01/24	3,300	3,495,295
5.000%, 04/01/25	1,025	1,097,599
5.000%, 12/01/25	3,095	3,219,406
Stockton Public Financing Authority (RB) Series A
¤ 6.250%, 10/01/40 (Pre-refunded @ $100, 10/01/23)	6,200	6,552,578
Stockton Unified School District (GO) (AGM) Series B
4.000%, 08/01/23	1,000	1,023,517
4.000%, 08/01/24	600	619,583

	Face
	Amount^	Value†
	(000)
CALIFORNIA — (Continued)
Temecula Valley Unified School District (GO) Series D
4.000%, 08/01/22	1,400	$1,409,336
4.000%, 08/01/23	280	286,794
Tracy Public Financing Authority
5.000%, 11/01/23	150	155,716
5.000%, 11/01/24	285	301,391
5.000%, 11/01/25	440	472,818
Ukiah Public Financing Authority (RB)
4.000%, 04/01/24	325	334,151
4.000%, 04/01/25	300	311,244
4.000%, 04/01/26	350	365,748
University of California
5.000%, 05/15/25	1,235	1,298,871
University of California (RB) Series AF
¤ 5.000%, 05/15/33 (Pre-refunded @ $100, 5/15/23)	3,645	3,752,994
University of California (RB) Series BE
5.000%, 05/15/23	2,800	2,884,631
Upper Santa Clara Valley Joint Powers Authority (RB) Series A
5.000%, 08/01/22	905	913,256
Val Verde Unified School District (GO) (BAM) Series A
¤ 5.000%, 08/01/38 (Pre-refunded @ $100, 8/1/23)	140	145,020
Vallejo City Unified School District (GO) (BAM)
5.000%, 08/01/22	6,040	6,094,801
5.000%, 08/01/23	2,170	2,244,277
Visalia Unified School District (GO)
5.000%, 08/01/22	3,275	3,304,714
Vista Unified School District
5.000%, 10/01/23	1,035	1,073,666
5.000%, 10/01/24	1,195	1,265,279
5.000%, 10/01/25	1,295	1,397,424
Walnut Energy Center Authority (RB)
5.000%, 01/01/32	1,625	1,707,853
Walnut Valley Unified School District (GO) Series B
4.000%, 08/01/22	3,250	3,271,754

232

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CONTINUED

	Face
	Amount^	Value†
	(000)
CALIFORNIA — (Continued)
4.000%, 08/01/23	2,200	$2,250,916
West Basin Municipal Water District (RB) Series A
5.000%, 08/01/22	3,510	3,542,109
West Contra Costa Unified School District (GO) Series A
5.000%, 08/01/22	3,000	3,027,369
West Contra Costa Unified School District (GO) Series A-1
5.000%, 08/01/23	5,915	6,130,074
Western Placer Unified School District (RN)
5.000%, 06/30/22	4,300	4,326,657

	Face
	Amount^	Value†
	(000)
CALIFORNIA — (Continued)
Yosemite Community College District (GO)
¤ 5.000%, 08/01/32 (Pre-refunded @ $100, 8/1/25)	5,975	$6,451,193

TOTAL MUNICIPAL BONDS Cost ($925,444,850)		910,727,224

TOTAL INVESTMENTS — (100.0%) (Cost $925,444,850)		$910,727,224

Summary of the Portfolio’s investments as of April 30, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Municipal Bonds	—	$910,727,224	—	$910,727,224

TOTAL	—	$910,727,224	—	$910,727,224

See accompanying Notes to Financial Statements.

233

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SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

	Face Amount^	Value†
	(000)
MUNICIPAL BONDS — (100.0%)
CALIFORNIA — (100.0%)
Alameda County Joint Powers Authority Series A
5.000%, 12/01/31	1,000	$1,037,280
Antelope Valley Community College District (GO) Series A
5.000%, 08/01/24	850	897,897
Arcadia Unified School District (GO)
3.000%, 08/01/26	1,035	1,053,404
Bay Area Toll Authority (RB) Series
¤ 5.000%, 10/01/54 (Pre-refunded @ $100, 10/01/24)	8,700	9,231,612
Bay Area Toll Authority (RB) Series F-1
¤ 5.000%, 04/01/54 (Pre-refunded @ $100, 04/01/24)	1,475	1,548,409
Berkeley Unified School District (GO) Series D
5.000%, 08/01/23	600	621,289
Berkeley Unified School District (GO) Series E
5.000%, 08/01/27	455	507,814
5.000%, 08/01/28	2,540	2,875,081
Burbank Unified School District (GO)
5.000%, 08/01/24	300	316,770
Calexico Unified School District (GO) (BAM)
4.000%, 08/01/34	525	553,116
California Health Facilities Financing Authority
5.000%, 02/01/33	1,010	1,105,121
California Health Facilities Financing Authority (RB)
5.000%, 02/01/34	1,250	1,366,562
California Health Facilities Financing Authority (RB) Series A
5.000%, 11/15/25	4,830	5,221,991
5.000%, 02/01/27	1,740	1,848,868

	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
¤ 5.000%, 11/15/41 (Pre-refunded @ $100, 11/15/25)	6,025	$6,544,088
California Infrastructure & Economic Development Bank (RB) (FGIC) (ETM) Series A
5.000%, 07/01/25	2,500	2,698,568
5.000%, 07/01/26	6,500	7,159,803
California Infrastructure & Economic Development Bank (RB) Series A
¤ 5.000%, 10/01/33 (Pre-refunded @ $100, 10/1/26)	3,130	3,457,067
California Infrastructure & Economic Development Bank (RB) (AMBAC) Series A
¤ 5.000%, 07/01/36 (Pre-refunded @ $100, 01/01/28)	225	254,259
California Municipal Finance Authority (RB) Series A
5.000%, 02/01/27	685	753,664
5.000%, 02/01/29	825	932,225
5.000%, 02/01/30	500	570,797
California State Department of Water Resources (RB) Series AR
5.000%, 12/01/23	900	939,600
California State Department of Water Resources (RB) Series AS
5.000%, 12/01/24	1,000	1,066,443
¤ 5.000%, 12/01/28 (Pre-refunded @ $100, 12/1/24)	1,495	1,593,944
California State Department of Water Resources (RB) Series BA
5.000%, 12/01/28	4,000	4,574,951
California State Department of Water Resources (RB) (ETM) Series AS
5.000%, 12/01/22	15	15,282

234

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CONTINUED

	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
California State Public Works Board (RB)
5.000%, 11/01/28	1,790	$2,016,344
California State Public Works Board (RB) Series A
5.000%, 08/01/27	4,000	4,433,256
5.000%, 02/01/28	5,030	5,611,280
California State Public Works Board (RB) Series C
5.000%, 03/01/26	4,060	4,412,089
California State Public Works Board (RB) Series D
5.000%, 11/01/23	570	593,408
California State University (RB) Series A
5.000%, 11/01/24	2,655	2,821,001
5.000%, 11/01/25	4,010	4,342,070
5.000%, 11/01/26	350	386,065
5.000%, 11/01/29	1,500	1,721,977
5.000%, 11/01/31	1,000	1,080,590
¤ 5.000%, 11/01/32 (Pre-refunded @ $100, 11/1/24)	1,865	1,984,873
¤ 5.000%, 11/01/33 (Pre-refunded @ $100, 11/1/24)	755	803,528
California State University (RB) (AGM) Series C
5.000%, 11/01/22	100	101,762
California Statewide Communities Development Authority (RB) (AGM)
¤ 5.000%, 11/15/49 (Pre-refunded @ $100, 11/15/24)	1,000	1,065,240
California Statewide Communities Development Authority Series A
4.000%, 06/01/25	1,165	1,214,245
4.000%, 06/01/26	1,000	1,051,618
5.000%, 03/01/27	1,435	1,559,445
Capistrano Unified School District School Facilities Improvement District No. 1 (GO)
4.000%, 08/01/22	170	171,129
Carlsbad Unified School District (GO)
5.000%, 08/01/24	2,035	2,149,670
Carlsbad Unified School District
4.000%, 10/01/26	85	89,878

	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
4.000%, 10/01/28	125	$133,754
4.000%, 10/01/29	110	118,374
Cerritos Community College District (GO) Series C
5.000%, 08/01/29	400	458,922
Chabot-Las Positas Community College District (GO)
5.000%, 08/01/22	900	908,121
4.000%, 08/01/23	1,970	2,016,573
4.000%, 08/01/34	2,590	2,663,025
Chaffey Community College District (GO) Series E
4.000%, 06/01/22	335	335,758
Chico Unified School District (GO) Series A-2
4.000%, 08/01/24	250	258,714
Chula Vista Municipal Financing Authority (RB) Series F
5.000%, 05/01/25	275	294,726
City & County of San Francisco (COP)
5.000%, 04/01/25	1,000	1,069,955
5.000%, 04/01/26	700	763,782
City & County of San Francisco (GO) Series A
5.000%, 06/15/24	1,000	1,055,548
City & County of San Francisco (GO) Series D-1
5.000%, 06/15/24	1,265	1,335,268
5.000%, 06/15/25	2,300	2,476,753
City of Grover Beach (GO)
5.000%, 09/01/23	360	373,735
City of Long Beach Harbor Revenue (RB) Series A
5.000%, 05/15/28	500	562,763
5.000%, 05/15/29	375	427,808
City of Los Angeles (GO) Series B
5.000%, 09/01/24	1,560	1,650,865
City of Oakland (GO) Series A
5.000%, 01/15/25	500	533,805
City of Pacifica (COP)
5.000%, 01/01/24	250	261,460
City of Pasadena Water Revenue (RB) Series A
5.000%, 06/01/24	1,000	1,052,745
5.000%, 06/01/25	360	386,468

235

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CONTINUED

	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
City of Riverside Sewer Revenue (RB) Series A
5.000%, 08/01/37	2,260	$2,512,712
City of San Francisco CA Public Utilities Commission Water Revenue (RB)
5.000%, 11/01/24	3,015	3,202,003
City of San Francisco Public Utilities Commission Water Revenue (RB)
5.000%, 11/01/23	1,475	1,536,903
5.000%, 11/01/24	1,250	1,327,530
5.000%, 11/01/25	1,070	1,158,234
Coachella Valley Unified School District (GO) (BAM)
4.000%, 08/01/22	825	830,216
Contra Costa Transportation Authority (RB) Series A
5.000%, 03/01/24	1,250	1,309,447
5.000%, 03/01/32	1,000	1,060,862
Contra Costa Transportation Authority (RB) Series B
5.000%, 03/01/27	1,250	1,386,049
Contra Costa Water District (RB) Series Q
5.000%, 10/01/22	505	512,354
Contra Costa Water District (RB) Series W
5.000%, 10/01/24	360	381,737
5.000%, 10/01/25	400	432,271
Corona-Norco Unified School District (GO) Series B
3.000%, 08/01/23	500	505,589
5.000%, 08/01/27	150	167,411
Culver City School Facilities Financing Authority (RB) (AGM)
5.500%, 08/01/26	855	955,650
Del Mar Union School District (GO) Series A
4.000%, 08/01/28	240	258,381
Dublin Unified School District (GO)
5.000%, 08/01/22	875	882,939
East Bay Regional Park District (GO) Series A-1
5.000%, 09/01/27	550	617,210
East Side Union High School District (GO) Series C
2.000%, 08/01/24	2,000	1,971,325

	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
Elsinore Valley Municipal Water District Financing Authority (RB) Series A
5.000%, 07/01/24	200	$210,932
Evergreen School District (GO)
3.000%, 08/01/25	1,400	1,421,241
Folsom Cordova Unified School District School Facilities Improvement Dist No. 5 (GO) (AGM) Series B
5.000%, 10/01/26	250	275,244
Folsom Cordova Unified School District School Facilities Improvement Dist No. 5 (GO) Series C
5.000%, 10/01/25	100	108,068
Fontana Unified School District (GO) (ETM)
4.000%, 08/01/22	875	880,748
Fountain Valley Public Finance Authority (RB) Series A
5.000%, 07/01/24	250	263,666
Franklin-Mckinley School District (GO)
4.000%, 08/01/23	325	332,158
Fremont Union High School District (GO) Series A
5.000%, 08/01/25	795	859,135
Fresno Unified School District (GO) Series A
4.000%, 08/01/27	675	717,071
Gilroy Unified School District (GO) (AGM)
4.000%, 08/01/24	2,615	2,705,567
Gilroy Unified School District (GO)
4.000%, 08/01/24	140	144,849
4.000%, 08/01/25	100	104,614
Grossmont Healthcare District (GO) Series C
5.000%, 07/15/23	100	103,488
Grossmont Union High School District (GO)
5.000%, 08/01/27	500	558,037
Hacienda La Puente Unified School District (GO) (NPFGC )
5.000%, 08/01/23	225	233,096

236

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CONTINUED

	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
Hermosa Beach City School District (GO) Series C
3.000%, 08/01/28	510	$513,168
Kern Community College District (GO) Series C
4.000%, 08/01/25	265	277,226
Kern High School District (GO) Series A
3.000%, 08/01/26	895	910,915
Lakeside Union School District/San Diego County (GO)
5.000%, 08/01/23	695	719,747
Las Lomitas Elementary School District (GO) Series B
3.000%, 07/01/24	1,810	1,836,982
Livermore-Amador Valley Water Management Agency (RB)
4.000%, 08/01/25	610	638,144
4.000%, 08/01/26	515	543,682
Lodi Unified School District (GO) Series 2020
4.000%, 08/01/27	335	355,880
Long Beach Community College District (GO) Series C
5.000%, 08/01/28	140	158,469
Long Beach Unified School District (GO)
5.000%, 08/01/26	200	219,546
Los Angeles Community College District (GO) Series A
5.000%, 08/01/23	340	352,662
5.000%, 08/01/24	250	264,707
¤ 5.000%, 08/01/27 (Pre-refunded @ $100, 8/1/24)	3,175	3,360,344
¤ 5.000%, 08/01/28 (Pre-refunded @ $100, 8/1/24)	3,485	3,688,441
¤ 5.000%, 08/01/31 (Pre-refunded @ $100, 8/1/24)	2,355	2,492,476
Los Angeles Community College District (GO) Series C
5.000%, 08/01/22	400	403,729
5.000%, 08/01/25	1,240	1,340,035
5.000%, 06/01/26	2,500	2,746,368

	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
Los Angeles Community College District (GO) Series G
5.000%, 08/01/23	650	$674,206
¤ 4.000%, 08/01/30 (Pre-refunded @ $100, 8/1/24)	2,385	2,472,373
¤ 4.000%, 08/01/39 (Pre-refunded @ $100, 8/1/24)	1,655	1,715,630
Los Angeles County Metropolitan Transportation Authority (RB) Series A
5.000%, 07/01/22	870	875,372
5.000%, 07/01/25	5,025	5,420,935
5.000%, 07/01/27	3,705	4,145,166
Los Angeles County Public Works Financing Authority (RB) Series D
5.000%, 12/01/25	190	205,998
Los Angeles County Public Works Financing Authority (RB) Series F
5.000%, 12/01/25	330	357,785
5.000%, 12/01/26	350	386,457
Los Angeles Department of Water (RB) Series A
5.000%, 07/01/24	1,800	1,900,343
5.000%, 07/01/25	290	312,758
Los Angeles Department of Water (RB) Series B
5.000%, 07/01/22	435	437,658
3.000%, 07/01/26	8,425	8,573,567
5.000%, 07/01/28	750	850,205
Los Angeles Department of Water & Power (RB) Series A
5.000%, 07/01/26	1,000	1,096,106
Los Angeles Department of Water & Power Power System Revenue (RB) Series A
5.000%, 07/01/24	1,950	2,056,591
5.000%, 07/01/29	4,925	5,218,403
Los Angeles Department of Water & Power Power System Revenue (RB) Series B
5.000%, 07/01/24	5,000	5,273,311
5.000%, 07/01/29	665	731,009

237

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CONTINUED

	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
Los Angeles Department of Water & Power Power System Revenue (RB) Series C
5.000%, 07/01/26	1,665	$1,828,469
Los Angeles Department of Water & Power Water System Revenue (RB) Series A
5.000%, 07/01/26	1,680	1,827,431
Los Angeles Unified School District (GO) Series A
5.000%, 07/01/24	3,250	3,427,652
5.000%, 07/01/25	1,010	1,085,748
5.000%, 07/01/26	3,285	3,596,627
5.000%, 07/01/27	1,540	1,713,494
5.000%, 07/01/28	1,010	1,139,430
Los Angeles Unified School District (GO) Series B-1
4.000%, 07/01/25	3,000	3,130,680
5.000%, 07/01/27	525	584,146
Los Angeles Unified School District (GO) Series C
5.000%, 07/01/22	500	503,063
5.000%, 07/01/27	2,985	3,321,286
Los Rios Community College District (GO) Series B
5.000%, 08/01/23	510	528,416
Lynwood Unified School District (GO) (AGM)
5.000%, 08/01/22	485	489,340
Mammoth Unified School District (GO) Series B
4.000%, 08/01/23	1,000	1,023,766
Manhattan Beach Unified School District (GO) Series B
3.000%, 09/01/24	950	962,803
Manhattan Beach Unified School District (GO) Series E
3.000%, 09/01/22	660	663,590
Metropolitan Water District of Southern California (RB) Series B
4.000%, 10/01/25	1,000	1,049,191
Metropolitan Water District of Southern California (RB) Series C
5.000%, 07/01/24	1,650	1,742,340
5.000%, 07/01/25	200	215,759

	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
Milpitas Unified School District (GO) Series B
4.000%, 08/01/25	400	$418,455
4.000%, 08/01/26	400	423,103
4.000%, 08/01/27	250	266,843
4.000%, 08/01/28	500	537,400
Modesto Irrigation District (RB) Series A
5.000%, 10/01/37	500	567,971
Morongo Unified School District (GO)
3.000%, 08/01/22	480	482,023
Morongo Unified School District (GO) Series A
5.000%, 08/01/24	100	105,657
5.000%, 08/01/25	80	86,168
5.000%, 08/01/26	220	241,501
5.000%, 08/01/27	120	133,929
Mount Diablo Unified School District (GO) Series A
4.000%, 08/01/25	925	966,206
4.000%, 08/01/26	475	501,063
Mount Diablo Unified School District (GO) Series G
3.000%, 08/01/24	800	809,634
Mount San Jacinto Community College District (GO) Series C
4.000%, 08/01/24	600	620,913
4.000%, 08/01/25	400	418,455
Municipal Improvement Corp.of Los Angeles (RB) Series A
5.000%, 11/01/24	325	344,833
Murrieta Valley Unified School District (GO) (AGM)
5.000%, 09/01/24	1,160	1,225,674
Napa Valley Unified School District (GO) Series A
4.000%, 08/01/34	1,010	1,036,460
Northern California Power Agency (RB) Series A
5.000%, 07/01/28	3,340	3,776,106
Northern Humboldt Union High School District (GO)
4.000%, 08/01/26	220	232,252
Novato Sanitary District (RB)
5.000%, 02/01/28	1,475	1,666,333
Oak Park Unified School District (GO)
4.000%, 08/01/22	445	447,979

238

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CONTINUED

	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
Oakland Unified School District/Alameda County (GO) (AGM)
5.000%, 08/01/23	300	$310,871
5.000%, 08/01/24	1,125	1,184,856
5.000%, 08/01/25	1,250	1,340,319
Oakland Unified School District/Alameda County (GO)
5.000%, 08/01/24	900	949,702
5.000%, 08/01/26	575	629,498
Oakland Unified School District/Alameda County (GO) Series A
4.000%, 08/01/22	350	352,334
4.000%, 08/01/24	500	516,762
5.000%, 08/01/25	1,290	1,387,374
Oakland Unified School District/Alameda County (GO) Series B
5.000%, 08/01/24	1,675	1,767,502
Oakland Unified School District/Alameda County (GO) Series C
5.000%, 08/01/26	500	547,390
Oceanside Public Financing Authority (RB)
4.000%, 11/01/34	600	622,561
Orange County Sanitation District (RB) Series A
5.000%, 02/01/25	3,000	3,208,276
5.000%, 02/01/26	2,000	2,182,802
Oxnard Union High School District (GO)
4.000%, 08/01/22	500	503,347
Palm Springs Unified School District (GO) Series A
3.000%, 08/01/25	5,415	5,480,262
Palomar Community College District (GO)
¤ 5.000%, 05/01/31 (Pre-refunded @ $100, 5/01/25)	1,000	1,074,125
Palomar Community College District (GO) Series D
5.000%, 08/01/23	150	155,416
Pasadena Unified School District (GO) Series B
5.000%, 08/01/24	800	846,881
Peralta Community College District (GO) Series E-1
5.000%, 08/01/25	1,500	1,613,225

	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
Placentia-Yorba Linda Unified School District (GO)
4.000%, 08/01/29	1,000	$1,075,209
Redlands Financing Authority (RB) Series A
5.000%, 09/01/22	1,290	1,305,417
Redlands Unified School District (GO)
5.000%, 07/01/26	300	328,832
5.000%, 07/01/27	500	557,351
Redwood City School District (GO)
5.000%, 08/01/27	50	55,804
5.000%, 08/01/28	85	96,213
Reed Union School District (GO)
4.000%, 08/01/27	460	491,691
Regents of the University of California Medical Center Pooled Revenue (RB) Series J
¤ 5.250%, 05/15/29 (Pre-refunded @ $100, 05/15/23)	670	691,903
¤ 5.000%, 05/15/33 (Pre-refunded @ $100, 05/15/23)	500	515,334
Riverside County Infrastructure Financing Authority (RB) (ETM) Series A
5.000%, 11/01/24	165	174,987
Riverside County Infrastructure Financing Authority (RB) Series A
5.000%, 11/01/24	935	992,993
Riverside County Infrastructure Financing Authority Series A
5.000%, 11/01/25	1,255	1,358,490
Riverside County Public Financing Authority (RB)
¤ 5.250%, 11/01/45 (Pre-refunded @ $100, 11/1/25)	5,000	5,467,901
Sacramento County (AGM)
5.000%, 10/01/28	780	879,130
Sacramento County Sanitation Districts Financing Authority (RB)
5.000%, 12/01/24	300	319,235

239

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CONTINUED

	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
Sacramento County Sanitation Districts Financing Authority (RB) Series A
5.000%, 12/01/24	1,000	$1,064,116
5.000%, 12/01/25	1,000	1,085,984
5.000%, 12/01/26	300	331,932
Sacramento Municipal Utility District (RB) Series D
5.000%, 08/15/22	525	530,459
Sacramento Municipal Utility District (RB) Series E
5.000%, 08/15/26	1,000	1,095,932
Sacramento Municipal Utility District (RB) Series F
5.000%, 08/15/24	1,895	2,002,156
Sacramento Municipal Utility District (RB) Series I
5.000%, 08/15/25	1,500	1,615,919
Sacramento Suburban Water District Series A
5.000%, 11/01/26	1,220	1,345,167
5.000%, 11/01/27	750	840,118
Saddleback Valley Unified School District (GO)
5.000%, 08/01/22	465	469,242
San Bernardino Community College District (GO)
¤ 5.000%, 08/01/30 (Pre-refunded @ $100, 8/15/25)	2,000	2,161,233
San Diego Association of Governments (RB)
5.000%, 11/15/25	1,125	1,190,614
5.000%, 11/15/26	1,490	1,605,174
San Diego County Water Authority (RB)
5.000%, 05/01/24	940	989,650
San Diego County Water Authority (RB) Series A
5.000%, 05/01/26	330	361,164
5.000%, 05/01/27	160	178,227
San Diego Public Facilities Financing Authority (RB)
5.000%, 05/15/25	1,020	1,095,564
San Diego Unified School District (GO) (AGM) Series C-2
5.500%, 07/01/25	2,675	2,916,860

	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
San Diego Unified School District (GO) (AGM) Series E-2
5.500%, 07/01/27	3,000	$3,416,089
San Diego Unified School District (GO) Series C-2
5.000%, 07/01/29	895	1,023,886
San Diego Unified School District (GO) Series R-3
5.000%, 07/01/23	300	310,208
San Diego Unified School District (GO) Series R-4
5.000%, 07/01/24	1,000	1,054,446
San Diego Unified School District (GO) Series R-5
5.000%, 07/01/26	285	312,390
San Diego Unified School District (GO) (NPFGC ) Series D-1
5.500%, 07/01/24	190	202,333
5.500%, 07/01/25	445	485,235
San Dieguito Union High School District (GO) Series A-2
5.000%, 08/01/23	490	507,755
San Francisco Bay Area Rapid Transit District (GO) Series C-1
5.000%, 08/01/24	1,045	1,106,003
5.000%, 08/01/25	2,045	2,209,976
San Francisco Bay Area Rapid Transit District Sales Tax Revenue (RB)
4.000%, 07/01/26	375	396,326
San Francisco City & County Airport Comm-San Francisco International Airport (RB) Series 2020 B
4.000%, 05/01/37	500	506,121
San Francisco City & County Airport Comm-San Francisco International Airport Series B
5.000%, 05/01/27	2,000	2,200,246
San Francisco Community College District (GO)
5.000%, 06/15/24	2,720	2,861,276
5.000%, 06/15/25	805	863,604
San Francisco Unified School District (GO)
4.000%, 06/15/24	4,000	4,132,476

240

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CONTINUED

	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
San Francisco Unified School District (GO) Series A
5.000%, 06/15/26	1,610	$1,763,322
San Francisco Unified School District (GO) Series B
4.000%, 06/15/24	4,000	4,132,476
San Joaquin Hills Transportation Corridor Agency (RB) Series A
4.000%, 01/15/34	250	251,574
San Jose Evergreen Community College District (GO) Series A
4.000%, 09/01/23	100	102,526
San Juan Unified School District (GO)
5.000%, 08/01/22	800	807,019
3.000%, 08/01/24	2,610	2,641,431
3.000%, 08/01/25	1,475	1,497,379
3.000%, 08/01/26	3,135	3,190,747
San Juan Water District (RB)
5.000%, 02/01/26	500	543,830
San Leandro Unified School District (GO) (BAM) Series A
4.000%, 08/01/24	200	206,528
4.000%, 08/01/25	125	130,370
San Mateo County Community College District (GO) Series B
5.000%, 09/01/27	450	505,228
San Mateo Foster City Public Financing Authority (RB) Series B
5.000%, 08/01/25	750	807,827
San Mateo Joint Powers Financing Authority (RB) Series A
5.000%, 07/15/26	3,000	3,290,585
San Mateo Union High School District (GO) Series B
4.000%, 09/01/24	1,000	1,037,822
San Matro County Community College District (GO) Series B
5.000%, 09/01/28	400	455,805
San Pablo Joint Powers Financing Authority (RB) (AGM)
4.000%, 11/01/26	165	174,033
4.000%, 11/01/27	140	148,453

	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
4.000%, 11/01/28	145	$154,440
Santa Ana Unified School District (GO)
5.000%, 08/01/25	350	376,986
Santa Clara County Financing Authority (RB) Series A
5.000%, 05/01/25	3,180	3,408,099
Santa Clara Unified School District (GO)
5.000%, 07/01/24	1,000	1,056,398
Santa County Clara (GO) Series C
5.000%, 08/01/26	900	991,770
5.000%, 08/01/27	3,405	3,817,971
Santa Cruz City Elementary School District (GO) Series C
3.000%, 08/01/26	1,230	1,251,872
Santa Cruz City High School District (GO)
4.000%, 08/01/22	715	719,768
Santa Monica Community College District (GO) Series A
5.000%, 08/01/22	625	630,717
5.000%, 08/01/26	105	115,262
Santa Monica Community College District (GO) Series B
¤ 4.000%, 08/01/31 (Pre-refunded @ $100, 8/1/24)	1,000	1,035,522
¤ 5.000%, 08/01/44 (Pre-refunded @ $100, 8/1/24)	500	528,625
Simi Valley Unified School District (GO)
5.000%, 08/01/23	260	269,356
Sonoma Valley Unified School District (GO) Series B
5.000%, 08/01/25	500	538,551
Southern California Public Power Authority (RB)
5.000%, 07/01/23	430	444,631
5.000%, 07/01/24	700	738,719
5.000%, 07/01/25	965	1,037,982
Southern California Public Power Authority (RB) Series A
5.000%, 07/01/26	5,500	6,028,582

241

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CONTINUED

	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
5.000%, 07/01/30	1,090	$1,166,601
Southern California Public Power Authority
5.000%, 07/01/25	1,000	1,075,629
Southwestern Community College District (GO) Series D
¤ 5.000%, 08/01/44 (Pre-refunded @ $100, 8/1/25)	5,000	5,398,488
Southwestern Community College District (GO) Series E-2
3.000%, 08/01/24	900	910,838
3.000%, 08/01/25	200	203,034
4.000%, 08/01/26	280	295,594
Standard Elementary School District (GO) Series A
4.000%, 08/01/24	240	247,568
State of California (GO)
4.000%, 09/01/22	525	529,775
5.000%, 09/01/23	1,985	2,060,742
5.000%, 10/01/23	100	104,016
5.000%, 11/01/23	875	911,865
5.000%, 05/01/24	975	1,026,546
5.000%, 09/01/24	1,000	1,059,180
5.000%, 10/01/24	3,600	3,819,978
5.000%, 11/01/24	3,000	3,189,071
5.000%, 12/01/24	750	798,668
5.500%, 02/01/25	1,000	1,080,414
5.000%, 08/01/25	8,025	8,651,548
5.000%, 09/01/25	840	907,105
5.000%, 10/01/25	1,750	1,892,972
5.000%, 11/01/25	6,550	7,096,978
5.000%, 12/01/25	3,600	3,906,968
3.000%, 03/01/26	3,000	3,047,344
5.000%, 08/01/26	4,250	4,672,551
5.000%, 12/01/26	7,050	7,797,194
3.000%, 03/01/27	2,500	2,537,473
3.500%, 08/01/27	2,220	2,306,666
5.000%, 08/01/27	8,750	9,761,108
5.000%, 10/01/27	5,700	6,374,119
5.000%, 04/01/28	1,000	1,121,933
5.000%, 08/01/28	2,130	2,384,083
5.000%, 10/01/28	6,750	7,624,756
5.000%, 11/01/28	1,000	1,116,363
5.000%, 04/01/29	7,000	7,944,964
State of California (GO) Series B
5.000%, 08/01/25	3,000	3,234,224
5.000%, 08/01/26	1,000	1,099,424
5.000%, 09/01/26	1,865	2,053,515

	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
Sunnyvale Elementary School District (GO)
5.000%, 09/01/25	640	$692,833
Sylvan Union School District (GO) Series C
5.000%, 08/01/26	405	444,582
Torrance Unified School District (GO)
¤ 5.000%, 08/01/26 (Pre-refunded @ $100, 08/01/23)	445	460,957
Tracy Public Financing Authority Series A
5.000%, 11/01/27	490	541,352
5.000%, 11/01/28	345	385,547
University of California (RB) Series
5.000%, 05/15/32	1,550	1,697,671
University of California (RB) Series AF
¤ 5.000%, 05/15/26 (Pre-refunded @ $100, 05/15/23)	400	411,851
University of California (RB) Series BE
5.000%, 05/15/24	1,205	1,268,548
University of California (RB) Series BH
5.000%, 05/15/25	1,115	1,199,295
Upper Santa Clara Valley Joint Powers Authority (RB) Series A
5.000%, 08/01/23	350	362,638
5.000%, 08/01/24	300	316,905
Ventura County Community College District (GO)
¤ 5.000%, 08/01/30 (Pre-refunded @ $100, 8/1/25)	500	540,662
Walnut Creek Elementary School District Contra Costa County (GO)
4.000%, 09/01/25	100	104,716
West Basin Municipal Water District Series A
5.000%, 08/01/27	695	775,672
West Contra Costa Unified School District (GO) Series A
5.000%, 08/01/24	1,095	1,155,225

242

DFA CALIFORNIA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
West Contra Costa Unified School District (GO) Series A-1
5.000%, 08/01/25	520	$559,251
5.000%, 08/01/26	545	597,114
5.000%, 08/01/27	575	640,251
West Valley-Mission Community College District (GO) Series A
5.000%, 08/01/29	135	155,845
Westside Union School District (GO) Series A
4.000%, 08/01/23	700	716,288

	Face Amount^	Value†
	(000)
CALIFORNIA — (Continued)
Windsor Unified School District (GO)
4.000%, 08/01/26	105	$110,848

TOTAL MUNICIPAL BONDS Cost ($524,240,481)		501,921,041

TOTAL INVESTMENTS — (100.0%) (Cost $524,240,481)		$501,921,041

Summary of the Portfolio’s investments as of April 30, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Municipal Bonds	—	$501,921,041	—	$501,921,041

TOTAL	—	$501,921,041	—	$501,921,041

See accompanying Notes to Financial Statements.

DFA NY MUNICIPAL BOND PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

	Face Amount^	Value†
	(000)
MUNICIPAL BONDS — (100.0%)
NEW YORK — (100.0%)
Ardsley Union Free School District (GO) (ST AID WITHHLDG)
2.250%, 08/15/23	290	$290,520
Bedford Central School District (GO)
3.000%, 07/01/22	500	501,453
Bridgehampton Union Free School District (GO) (ST AID WITHHLDG)
3.000%, 03/15/23	600	605,873
Brighton Central School District (GO) (ST AID WITHHLDG)
2.000%, 06/15/22	1,000	1,000,927
Chautauqua County (GO)
4.000%, 06/01/24	575	593,623
Chautauqua County (GO) (BAM)
4.000%, 06/01/25	325	339,032
City of Buffalo (GO) Series A
5.000%, 10/01/24	500	529,948
City of Middletown (GO)
1.500%, 08/25/22	2,500	2,499,006
5.000%, 08/01/23	1,725	1,786,424
City of New York (GO) Series A
5.000%, 08/01/23	1,250	1,294,510
5.000%, 08/01/24	3,900	4,110,999
5.000%, 08/01/25	1,935	2,077,935
City of New York (GO) Series A-1
¤ 5.000%, 10/01/32 (Pre-refunded @ $100, 10/1/22)	575	583,301
City of New York (GO) Series B
3.000%, 08/01/23	460	465,142
5.000%, 08/01/23	1,655	1,713,931
City of New York (GO) Series C
5.000%, 08/01/23	510	528,160
City of New York (GO) Series C-1
4.000%, 08/01/22	520	523,455

	Face Amount^	Value†
	(000)
NEW YORK — (Continued)
City of New York (GO) Series E
5.000%, 08/01/22	100	$100,907
5.000%, 08/01/23	1,825	1,889,984
¤ 5.000%, 08/01/29 (Pre-refunded @ $100, 2/1/23)	1,000	1,023,290
City of New York (GO) Series I
5.000%, 03/01/31	1,500	1,564,473
City of New York (GO) Series J
5.000%, 08/01/22	525	529,763
City of New York (GO) (ETM) Series I-SUBSER 1-I
5.000%, 03/01/23	565	579,243
City of New York (GO) (ETM) SubSeries F-1
5.000%, 04/01/23	3,400	3,493,807
City of Rochester (GO) Series II
2.000%, 08/03/22	1,900	1,903,710
City of Syracuse (GO) Series B
4.000%, 06/01/23	205	209,100
City of White Plains (GO) Series B
5.000%, 02/15/24	505	530,278
Dutchess County Local Dev. Corp. (RB) Series B
4.000%, 07/01/34	20	20,602
East Greenbush Central School District (GO)(ST AID WITHHLDG)
1.500%, 12/14/22	1,000	998,635
Eastport-South Manor Central School District (GO) (ST AID WITHHLDG)
4.000%, 08/01/23	500	511,323
Erie County Industrial Dev. Agency/The (RB) (ST AID WITHHLDG)
5.000%, 05/01/24	770	809,129
Evans-Brant Central School District (BAN) (GO) (ST AID WITHHLDG) Series C
1.500%, 06/24/22	1,000	1,000,535

DFA NY MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
NEW YORK — (Continued)
Genesee County (GO) (BAM)
3.000%, 03/15/24	365	$369,783
Haverstraw-Stony Point Central School District (GO) (ST AID WITHHLDG)
3.000%, 08/15/22	200	200,931
3.000%, 08/15/23	360	363,816
Herricks Union Free School District (GO)(ST AID WITHHLDG)
5.000%, 08/01/22	430	433,912
Island Park Union Free School District (GO) (ST AID WITHHLDG)
4.000%, 07/15/24	580	601,131
Ithaca City School District (GO) (ST AID WITHHLDG)
2.000%, 06/15/22	700	700,641
2.000%, 06/15/23	580	579,326
Lancaster Central School District (GO) (ST AID WITHHLDG) Series A
5.000%, 06/01/22	360	361,090
Lindenhurst Union Free School District (GO) (ST AID WITHHLDG)
2.250%, 09/01/23	195	195,125
Long Island Power Authority (RB) Series A
5.000%, 09/01/35	500	527,842
¤ 5.000%, 09/01/37 (Pre-refunded @ $100, 9/1/22)	330	333,856
Lynbrook Union Free School District (GO) (ST AID WITHHLDG)
5.000%, 06/15/22	230	231,033
Metropolitan Transportation Authority (RB) Series B
5.000%, 11/15/23	260	266,495
Metropolitan Transportation Authority (RB) Series C
5.000%, 11/15/22	435	441,766
¤ 5.000%, 11/15/32 (Pre-refunded @ $100, 5/15/23)	500	515,230
Metropolitan Transportation Authority (RB) Series E
¤ 5.000%, 11/15/30 (Pre-refunded @ $100, 11/15/23)	1,100	1,146,830

	Face Amount^	Value†
	(000)
NEW YORK — (Continued)
Middle Country Central School District At Centereach (GO) (ST AID WITHHLDG)
3.000%, 01/15/23	725	$731,499
3.000%, 01/15/24	640	647,242
Middletown City School District (GO) (ST AID WITHHLDG)
5.000%, 09/15/24	130	137,625
Monroe County Industrial Dev. Corp. (RB)
5.000%, 12/01/25	300	320,589
Monroe County Industrial Dev. Corp. (RB) Series A
5.000%, 07/01/26	1,100	1,182,845
Monroe-Woodbury Central School District (GO) (ST AID WITHHLDG)
5.000%, 02/15/24	1,000	1,047,183
Mount Vernon City School District (GO) (ST AID WITHHLDG)
5.000%, 12/01/24	450	475,382
Nassau County (GO) Series B
5.000%, 04/01/24	400	418,529
Nassau County (GO) Series C
5.000%, 10/01/32	485	530,575
New York City Industrial Dev. Agency (RB) (AGM)
5.000%, 03/01/28	510	561,748
New York Convention Center Dev. Corp. (RB)
5.000%, 11/15/23	560	581,746
5.000%, 11/15/25	75	80,719
New York State (GO) Series A
5.000%, 03/01/23	2,150	2,206,175
New York State Dormitory Authority (RB) Series A
5.000%, 07/01/22	550	553,360
5.000%, 10/01/22	1,105	1,121,229
5.000%, 03/15/23	2,410	2,474,820
5.000%, 03/15/24	700	735,135
5.000%, 03/15/25	1,000	1,069,293
¤ 5.000%, 03/15/29 (Pre-refunded @ $100, 3/15/23)	535	549,351

245

DFA NY MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
NEW YORK — (Continued)
¤ 5.000%, 07/01/29 (Pre-refunded @ $100, 7/1/23)	1,185	$1,224,766
¤ 5.000%, 02/15/30 (Pre-refunded @ $100, 2/15/23)	1,535	1,573,214
¤ 5.000%, 07/01/34 (Pre-refunded @ $100, 7/1/24)	500	525,709
5.000%, 07/01/34	515	541,208
¤ 5.000%, 07/01/37 (Pre-refunded @ $100, 7/1/23)	1,000	1,032,388
¤ 5.000%, 07/01/44 (Pre-refunded @ $100, 7/1/24)	1,000	1,051,418
New York State Dormitory Authority (RB) Series B
5.000%, 02/15/24	455	477,039
New York State Dormitory Authority (RB) Series D
5.000%, 02/15/23	2,620	2,685,158
4.000%, 03/15/23	3,000	3,055,027
New York State Dormitory Authority (RB) Series E
5.000%, 02/15/23	500	512,435
New York State Dormitory Authority (RB) (ETM) Series A
4.000%, 12/15/22	100	101,453
5.000%, 12/15/22	70	71,445
New York State Dormitory Authority (RB) (ETM) Series A
5.000%, 02/15/25	110	117,557
New York State Dormitory Authority (RB) (ETM) Series B
5.000%, 02/15/25	550	587,787
New York State Dormitory Authority (RB) (ETM) Series D
5.000%, 02/15/24	3,080	3,227,169
New York State Dormitory Authority Series A
5.000%, 02/15/25	2,495	2,606,916
5.000%, 03/15/26	570	608,518
New York State Dormitory Authority Series C
5.000%, 03/15/31	1,200	1,248,584

	Face Amount^	Value†
	(000)
NEW YORK — (Continued)
New York State Dormitory Authority Series D
5.000%, 02/15/26	730	$794,023
New York State Dormitory Authority Series E
5.000%, 03/15/24	1,000	1,050,193
New York State Dormitory Authority (ETM) Series D
5.000%, 02/15/25	2,005	2,145,549
New York State Thruway Authority (RB) Series A-1
5.000%, 03/15/24	1,760	1,848,340
New York State Thruway Authority (RB) Series J
5.000%, 01/01/27	535	555,604
New York State Thruway Authority (RB) Series K
5.000%, 01/01/23	650	663,859
New York State Urban Dev. Corp. (RB)
5.000%, 03/15/23	1,020	1,047,434
New York State Urban Dev. Corp. (RB) Series A
5.000%, 03/15/24	200	210,039
New York State Urban Development Corp. (RB) Series A
5.000%, 03/15/23	1,705	1,750,858
5.000%, 03/15/25	1,200	1,283,152
New York State Urban Development Corp. (RB) Series E
5.000%, 03/15/23	2,000	2,053,792
North Colonie Central School District (GO) (ST AID WITHHLDG)
2.000%, 07/15/22	1,200	1,201,682
2.000%, 07/15/23	800	798,854
North Shore Central School District (GO) (ST AID WITHHLDG)
2.000%, 12/15/22	285	285,638
2.000%, 12/15/23	550	546,629
Oceanside Union Free School District (GO) (ST AID WITHHLDG)
2.500%, 07/01/23	520	522,200
Onondaga County (GO)
4.000%, 05/01/22	590	590,000
5.000%, 06/01/22	700	702,042
5.000%, 08/15/24	700	741,185

246

DFA NY MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
NEW YORK — (Continued)
Riverhead Central School District (GO) (ST AID WITHHLDG)
2.000%, 10/15/22	280	$280,612
Riverhead Central School District (GO) (ST AID WITHHLDG) Series A
5.000%, 03/15/24	995	1,044,195
5.000%, 03/15/25	710	758,385
Saranac Central School District (BAN) (GO) (ST AID WITHHLDG)
1.500%, 07/14/22	1,400	1,400,474
Schenectady County (GO)
5.000%, 06/15/25	140	150,934
Sewanhaka Central High School District of Elmont (GO) (ST AID WITHHLDG)
3.000%, 07/15/23	600	606,494
Taconic Hills Central School District at Craryville (GO) (ST AID WITHHLDG)
4.000%, 06/15/22	250	250,829
Town of Amherst (GO)
1.500%, 11/04/22	1,000	998,778
Town of Babylon (GO)
4.000%, 08/15/22	445	448,209
3.000%, 07/01/25	375	381,506
Town of Babylon (GO) Series B
5.000%, 04/01/23	1,000	1,026,580
Town of Bedford (GO) Series A
3.000%, 03/15/25	330	336,001
Town of Brookhaven (GO) Series B
4.000%, 12/15/23	540	555,082
Town of Cheektowaga (GO)
5.000%, 07/15/23	265	274,274
Town of Clarence (GO)
2.250%, 08/01/24	210	209,111
Town of East Hampton (GO) Series A
5.000%, 08/15/22	600	606,239
Town of Eastchester (GO)
2.500%, 07/15/22	330	330,844
Town of Hempstead (GO)
5.000%, 06/15/23	1,000	1,031,875
Town of Huntington (GO)
2.000%, 12/01/23	220	218,799

	Face Amount^	Value†
	(000)
NEW YORK — (Continued)
Town of North Hempstead (GO) Series A
5.000%, 03/15/23	615	$631,003
3.000%, 04/01/24	425	430,117
Town of Oyster Bay (GO) Series B
2.000%, 08/26/22	1,000	1,000,686
Town of Ramapo (GO) Series B
2.000%, 05/01/23	665	663,688
Town of Tonawanda (GO) Series B
1.500%, 08/26/22	1,500	1,500,048
Triborough Bridge & Tunnel Authority (RB) Series B
5.000%, 11/15/22	485	493,718
4.000%, 11/15/23	430	441,639
Triborough Bridge & Tunnel Authority Series C-2
5.000%, 05/15/25	1,000	1,069,844
Trust for Cultural Resources of The City of New York/The Series A
¤ 5.000%, 08/01/33 (Pre-refunded @ $100, 8/1/23)	1,000	1,035,608
Ulster County (GO)
2.000%, 11/15/22	240	240,583
Village of Bronxville (GO) Series A
2.000%, 11/15/22	515	516,251
Village of Garden City (GO) Series B
2.000%, 10/15/22	470	471,174
Village of Mamaroneck (GO)
5.000%, 08/15/22	1,090	1,101,680
Wantagh Union Free School District (GO) (ST AID WITHHLDG)
2.000%, 11/15/22	250	250,435
Wappingers Central School District (GO) (ST AID WITHHLDG)
2.000%, 08/11/22	1,000	1,001,372
West Hempstead Union Free School District (GO) (ST AID WITHHLDG)
5.000%, 06/01/22	545	546,646

247

DFA NY MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
NEW YORK — (Continued)
Westbury Union Free School District (GO) (ST AID WITHHLDG)
5.000%, 12/15/22	800	$816,597

TOTAL MUNICIPAL BONDS Cost ($ 122,540,698)		120,462,044

TOTAL INVESTMENTS — (100.0%) (Cost $ 122,540,698)		$120,462,044

Summary of the Portfolio’s investments as of April 30, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Municipal Bonds	—	$120,462,044	—	$120,462,044

TOTAL	—	$120,462,044	—	$120,462,044

See accompanying Notes to Financial Statements.

DFA MN MUNICIPAL BOND PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

	Face Amount^	Value†
	(000)
MUNICIPAL BONDS — (100.0%)
MINNESOTA — (100.0%)
Cambridge-Isanti Independent School District No. 911 (GO) (SD CRED PROG) Series A
4.000%, 02/01/24	300	$308,614
City of Cambridge (GO) Series A
3.000%, 02/01/23	375	377,912
City of Chaska (GO) Series B
5.000%, 02/01/23	180	184,070
City of Eden Prairie (GO) Series A
4.000%, 02/01/25	345	359,746
City of Kasson (GO)
4.000%, 02/01/23	320	324,789
City of Lakeville (GO) Series B
5.000%, 02/01/24	730	764,262
City of Minneapolis (GO)
3.000%, 12/01/23	250	253,286
3.000%, 12/01/27	3,000	3,033,940
City of Red Wing (GO) Series A
4.000%, 02/01/26	700	733,952
City of Richfield (GO) Series A
3.000%, 02/01/24	255	257,901
City of Saint Cloud (GO) Series A
3.000%, 02/01/24	450	452,570
City of State Paul Series A
5.000%, 09/01/24	690	731,318
City of State Paul (GO) Series B
5.000%, 11/01/23	265	275,803
City of Waconia (GO) Series A
3.000%, 02/01/23	450	453,828
3.000%, 02/01/26	820	835,127
City of West Saint Paul (GO) Series A
3.000%, 02/01/23	230	231,700
Dakota County Community Development Agency (RB) (CNTY GTD) Series B
5.000%, 01/01/23	1,180	1,204,528

	Face Amount^	Value†
	(000)
MINNESOTA — (Continued)
Fosston Independent School District No. 601 (GO) (SD CRED PROG)
4.000%, 02/01/25	550	$571,871
Hennepin County (GO) Series A
5.000%, 12/01/24	500	532,833
Hennepin County Sales Tax Revenue (RB)
5.000%, 12/15/23	160	167,177
Hermantown Independent School District No. 700 (GO) (SD CRED PROG) Series A
4.000%, 02/01/24	250	257,091
Housing & Redevelopment Authority of The City of State Paul Minnesota Series A
5.000%, 07/01/32	250	264,839
Itasca County (GO) Series A
5.000%, 02/01/23	865	884,755
Lakeville Independent School District No. 194 (GO) (SD CRED PROG) Series A
5.000%, 02/01/23	250	255,616
Lakeville Independent School District No. 194 (GO) (SD CRED PROG) Series C
5.000%, 02/01/26	500	543,643
Metropolitan Council (GO) Series A
5.000%, 03/01/23	190	194,758
Metropolitan Council (GO) Series B
5.000%, 12/01/23	500	522,000
Metropolitan Council (GO) Series C
5.000%, 03/01/26	1,050	1,150,290
Milaca Independent School District No. 912 (GO) (SD CRED PROG) Series A
4.000%, 02/01/23	825	837,653
Minneapolis Special School District No. 1 (GO) (SD CRED PROG) Series A
5.000%, 02/01/24	200	209,247

DFA MN MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
MINNESOTA — (Continued)
Minneapolis Special School District No. 1 (GO) (SD CRED PROG) Series B
5.000%, 02/01/24	1,200	$1,255,479
Minneapolis/St. Paul Housing & Redevelopment Authority (RB)
5.000%, 11/15/26	190	207,588
Minnesota Higher Education Facilities Authority (RB) Series 8-G
5.000%, 12/01/25	200	215,064
Minnesota State (GO) Series A
5.000%, 10/01/23	615	640,396
5.000%, 09/01/24	500	530,525
5.000%, 10/01/24	215	228,554
5.000%, 08/01/25	200	207,322
Minnesota State (GO) Series B
5.000%, 10/01/22	615	623,981
5.000%, 08/01/23	1,350	1,400,105
5.000%, 08/01/24	200	211,811
5.000%, 10/01/26	250	276,454
Minnesota State (GO) Series D
5.000%, 10/01/22	200	202,921
5.000%, 08/01/23	420	435,588
5.000%, 10/01/24	200	212,608
5.000%, 08/01/27	250	269,438
Minnesota State Colleges And Universities Foundation (RB) Series A
5.000%, 10/01/24	300	318,114
Moorhead Independent School District No. 152 (GO) (SD CRED PROG) Series A
4.000%, 02/01/24	600	617,435
Morris Area Schools Independent School District No. 2769 (GO) (SD CRED PROG) Series A
4.000%, 02/01/24	300	308,250
New London-Spicer Independent School District No. 345 (GO) (SD CRED PROG) Series A
3.000%, 02/01/23	150	151,332

	Face Amount^	Value†
	(000)
MINNESOTA — (Continued)
North Branch Independent School District No. 138 (GO) (SD CRED PROG) Series A
5.000%, 02/01/23	200	$204,658
North Saint Paul-Maplewood-Oakdale Independent School District No. 622 (GO) (SD CRED PROG) Series A
3.000%, 02/01/24	255	257,857
Northern Municipal Power Agency (RB)
5.000%, 01/01/23	740	755,185
Olmsted County (GO) Series A
5.000%, 02/01/24	675	707,036
Ramsey County Series A
5.000%, 02/01/24	1,090	1,141,350
Rosemount-Apple Valley-Eagan Independent School District No. 196 Series A
5.000%, 02/01/24	500	523,029
5.000%, 02/01/25	405	433,117
Sartell-St. Stephen Independent School District No. 748 Series A
5.000%, 02/01/24	40	41,863
South State Paul Special School District No. 6 (GO) (SD CRED PROG) Series A
5.000%, 02/01/24	350	366,304
St. Clair Independent School District No. 75 (GO) (SD CRED PROG) Series A
4.000%, 02/01/25	360	373,927
Swift County (GO) Series A
3.000%, 02/01/23	215	216,749
University of Minnesota (RB) Series B
5.000%, 10/01/25	1,025	1,105,950
University of Minnesota (RB) Series C
¤ 5.000%, 08/01/38 (Pre-refunded @ $100, 8/1/23)	850	880,267

250

DFA MN MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
MINNESOTA — (Continued)
White Bear Lake Independent School District No. 624 (GO) (SD CRED PROG) Series A
4.000%, 02/01/26	200	$210,798
Windom Independent School District No. 177 (GO) (SD CRED PROG) Series A
5.000%, 02/01/25	1,050	1,120,586

TOTAL MUNICIPAL BONDS Cost ($34,559,268)		33,826,760

TOTAL INVESTMENTS — (100.0%) (Cost $34,559,268)		$33,826,760

Summary of the Portfolio’s investments as of April 30, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Municipal Bonds	—	$33,826,760	—	$33,826,760

TOTAL	—	$33,826,760	—	$33,826,760

See accompanying Notes to Financial Statements.

DFA OREGON MUNICIPAL BOND PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

	Face Amount^	Value†
	(000)
MUNICIPAL BONDS — (100.0%)
OREGON — (100.0%)
Benton & Linn Counties Consolidated School District No. 509J & 509A Corvallis (GO) (SCH BD GTY)
5.000%, 06/15/24	200	$210,812
Blue Mountain Community College District (GO) (SCH BD GTY)
4.000%, 06/15/23	185	188,928
Central Oregon Community College (GO) (SCH BD GTY)
4.000%, 06/15/28	250	267,862
City of Beaverton Water Revenue (RB)
5.000%, 04/01/29	100	114,241
City of Bend Water Revenue (RB)
5.000%, 12/01/23	400	417,473
5.000%, 12/01/26	200	218,977
City of Cottage Grove (GO)
5.000%, 09/01/26	515	566,168
4.000%, 06/01/29	100	107,428
City of Eugene Electric Utility System Revenue (RB) Series A
4.000%, 08/01/22	150	151,000
5.000%, 08/01/24	125	132,072
City of Hillsboro (GO)
5.000%, 06/01/24	450	474,110
City of Hillsboro Water Revenue (RB)
5.000%, 06/01/28	235	266,071
City of Lake Oswego (GO)
5.000%, 12/01/26	250	276,953
City of Medford (GO) Series A
5.000%, 06/01/24	470	495,378
City of Newberg (GO)
4.000%, 12/01/25	100	104,845
City of Portland (GO)
5.000%, 06/15/23	225	232,400
5.000%, 02/01/24	500	523,818
City of Portland (GO) Series A
5.000%, 06/15/24	1,080	1,140,222

	Face Amount^	Value†
	(000)
OREGON — (Continued)
City of Portland (GO) Series C
5.000%, 06/15/25	100	$107,747
City of Portland (GO)
5.000%, 06/01/25	620	667,494
5.000%, 06/01/26	850	933,765
City of Portland (GO) Series A
5.000%, 03/01/26	100	108,977
5.000%, 06/01/27	500	559,186
3.000%, 06/15/28	150	151,856
City of Portland (GO) Series B
5.000%, 06/15/26	440	483,710
City of Portland
5.000%, 06/15/25	260	280,143
5.000%, 06/01/26	700	768,983
City of Portland Sewer System Revenue (RB) Series A
5.000%, 06/15/23	140	144,510
5.000%, 10/01/23	225	233,939
5.000%, 06/15/24	175	184,498
5.000%, 06/15/27	700	767,811
City of Portland Sewer System Revenue (RB) Series A
5.000%, 05/01/24	260	273,368
City of Portland Water System Revenue
5.000%, 04/01/27	365	406,184
City of Portland Water System Revenue (RB) Series A
5.000%, 04/01/24	125	131,269
5.000%, 04/01/25	425	455,350
City of Redmond (GO) Series B-1
5.000%, 06/01/30	80	91,073
City of Salem (GO)
5.000%, 06/01/23	160	165,104
5.000%, 06/01/25	395	425,258
5.000%, 06/01/26	150	164,599
City of Salem Water & Sewer Revenue (RB)
5.000%, 06/01/25	600	645,962

DFA OREGON MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
OREGON — (Continued)
City of Springfield Sewer System Revenue (RB)
4.000%, 04/01/24	150	$154,592
4.000%, 04/01/26	250	263,528
4.000%, 04/01/27	265	281,480
Clackamas & Washington Counties School District No. 3 (GO) (SCH BD GTY)
¤ 5.000%, 06/15/30 (Pre-refunded @ $100, 6/15/25)	720	773,575
Clackamas Community College District (GO) Series B
4.000%, 06/15/25	110	115,070
Clackamas County (GO)
5.000%, 06/01/24	100	105,379
5.000%, 06/01/25	585	629,632
Clackamas County School District No. 12 North Clackamas (GO) (SCH BD GTY)
5.000%, 06/15/32	310	346,825
Clackamas County School District No. 12 North Clackamas (GO) (SCH BD GTY) Series
5.000%, 06/15/25	520	559,475
Clackamas County School District No. 46 Oregon Trail (GO) (SCH BD GTY)
5.000%, 06/15/26	400	438,092
Clackamas County School District No. 7J Lake Oswego (GO) (SCH BD GTY)
5.000%, 06/01/24	600	632,272
Clackamas County School District No. 7J Lake Oswego (GO) AGM
5.250%, 06/01/25	255	276,414
Clackamas County School District No. 86 Canby (GO) (SCH BD GTY) Series A
5.000%, 06/15/23	50	51,627
Clackamas County Service District No. 1 (RB)
5.000%, 12/01/23	100	104,384
5.000%, 12/01/26	230	254,901

	Face Amount^	Value†
	(000)
OREGON — (Continued)
Clatsop County School District No. 30 Warrenton-Hammond (GO) (SCH BD GTY) Series B
5.000%, 06/15/27	285	$317,478
5.000%, 06/15/29	500	574,469
Columbia Gorge Community College District (GO)
4.000%, 04/01/26	75	79,058
Deschutes County Administrative School District No. 1 Bend-La Pine (GO) (SCH BD GTY)
5.000%, 06/15/26	605	662,615
Deschutes County Hospital Facilities Authority (RB)
5.000%, 01/01/28	250	279,015
5.000%, 01/01/32	255	290,614
Jackson County (GO)
4.000%, 06/01/23	135	137,787
Jefferson County School District No. 509J (GO) (SCH BD GTY)
4.000%, 06/15/27	60	63,597
Lane County School District No. 4J Eugene (GO) (SCH BD GTY)
¤ 4.000%, 06/15/33 (Pre-refunded @ $100, 6/15/24)	255	263,729
Linn & Benton Counties School District No. 8J Greater Albany (GO) (SCH BD GTY)
5.000%, 06/15/26	565	619,269
Medford Hospital Facilities Authority (RB) Series A
5.000%, 08/15/33	170	190,502
Metro (GO)
5.000%, 06/01/26	1,140	1,252,344
Metropolitan Wastewater Management Commission (RB)
5.000%, 11/01/22	170	172,919
5.000%, 11/01/23	785	817,827
Multnomah & Clackamas Counties School District No. 10JT Gresham-Barlow (GO) (SCH BD GTY) Series B
5.000%, 06/15/27	595	662,804

253

DFA OREGON MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
OREGON — (Continued)
Multnomah County (GO)
5.000%, 06/01/24	670	$706,736
5.000%, 06/01/29	270	299,648
Multnomah County (GO) Series A
5.000%, 06/15/28	500	566,428
5.000%, 06/15/29	500	574,469
Multnomah County School District No. 1 Portland (GO) (SCH BD GTY)
5.000%, 06/15/23	200	206,578
5.000%, 06/15/24	325	342,984
5.000%, 06/15/25	1,050	1,131,347
Multnomah County School District No. 1 Portland (GO) (SCH BD GTY) Series B
5.000%, 06/15/23	400	413,155
Multnomah County School District No. 1 Portland
5.000%, 06/15/26	250	274,424
Multnomah County School District No. 7 Reynolds (GO) (SCH BD GTY)
4.000%, 06/01/24	185	191,030
Multnomah County School District No. 7 Reynolds (GO) (SCH BD GTY) Series A
5.000%, 06/15/25	630	677,825
Oregon Health & Science University (RB) Series A
5.000%, 07/01/37	105	119,465
Oregon State (GO)
5.000%, 05/01/22	165	165,000
5.000%, 05/01/25	450	483,491
5.000%, 06/01/26	380	416,674
Oregon State (GO) Series
5.000%, 06/01/26	340	372,813
5.000%, 06/01/35	1,295	1,426,207
Oregon State (GO) Series A
5.000%, 05/01/24	400	420,727
5.000%, 05/01/27	425	473,627
Oregon State (GO) Series C
¤ 5.000%, 08/01/43 (Pre-refunded @ $100, 8/1/24)	205	216,828
Oregon State (GO) Series F
5.000%, 05/01/23	210	216,202
5.000%, 05/01/24	150	157,773
5.000%, 08/01/25	215	232,205

	Face Amount^	Value†
	(000)
OREGON — (Continued)
¤ 5.000%, 05/01/30 (Pre-refunded @ $100, 5/1/23)	200	$205,866
5.000%, 05/01/32	1,065	1,157,120
Oregon State (GO) Series G
¤ 5.000%, 11/01/30 (Pre-refunded @ $100, 11/1/23)	440	458,268
Oregon State (GO) Series H
5.000%, 05/01/23	175	180,168
5.000%, 08/01/23	105	108,765
5.000%, 05/01/24	185	194,586
5.000%, 06/01/25	215	231,403
5.000%, 06/01/27	340	372,537
5.000%, 06/01/29	365	398,744
Oregon State (GO) Series N
5.000%, 05/01/23	165	169,873
5.000%, 05/01/27	380	423,479
Oregon State (GO) Series P
5.000%, 08/01/23	100	103,586
Oregon State (GO)
5.000%, 05/01/24	400	420,887
5.000%, 06/01/24	850	895,718
5.000%, 06/01/28	150	169,832
Oregon State (GO) Series A
5.000%, 05/01/29	125	143,219
Oregon State (GO) Series K
5.000%, 11/01/26	350	386,692
Oregon State Department of Transportation
5.000%, 11/15/26	190	210,060
Oregon State Department of Transportation (RB) Series A
5.000%, 11/15/23	125	130,374
¤ 5.000%, 11/15/27 (Pre-refunded @ $100, 11/15/24)	200	212,896
5.000%, 11/15/27	500	556,540
¤ 5.000%, 11/15/38 (Pre-refunded @ $100, 11/15/23)	650	677,672
Oregon State Department of Transportation (RB) Series A
5.000%, 11/15/25	900	978,121
Port of Portland Airport Revenue (RB) Series A
5.000%, 07/01/28	150	166,883

254

DFA OREGON MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
OREGON — (Continued)
Portland Community College District (GO)
5.000%, 06/15/23	800	$826,311
5.000%, 06/15/25	400	430,365
5.000%, 06/15/26	825	905,259
¤ 5.000%, 06/15/26 (Pre-refunded @ $100, 6/15/23)	500	516,292
Salem-Keizer School District No. 24J (GO) (SCH BD GTY)
5.000%, 06/15/25	675	726,241
Salem-Keizer School District No. 24J (GO) (SCH BD GTY) Series B
5.000%, 06/15/27	820	915,527
Tri-County Metropolitan Transportation District of Oregon (RB)
5.000%, 09/01/25	115	124,647
Tri-County Metropolitan Transportation District of Oregon (RB) Series
¤ 5.000%, 09/01/27 (Pre-refunded @ $100, 9/1/25)	1,175	1,269,649
Tri-County Metropolitan Transportation District of Oregon (RB) Series A
5.000%, 09/01/24	435	460,947
5.000%, 09/01/38	500	561,979
Tri-County Metropolitan Transportation District of Oregon (RB) Series A-
3.250%, 10/01/34	315	314,190
Tri-County Metropolitan Transportation District of Oregon (RB) Series B
¤ 5.000%, 09/01/26 (Pre-refunded @ $100, 9/1/25)	375	405,207
Tri-County Metropolitan Transportation District of Oregon (RB) Series A
5.000%, 09/01/22	725	733,617
5.000%, 09/01/23	325	337,269
¤ 5.000%, 09/01/29	415	457,127
Tualatin Hills Park & Recreation District (GO)
3.000%, 06/01/22	225	225,332
5.000%, 06/01/22	200	200,604

	Face Amount^	Value†
	(000)
OREGON — (Continued)
4.000%, 06/01/26	110	$116,377
Washington & Clackamas Counties School District No. 23J Tigard-Tualatin (GO) (SCH BD GTY) Series J
5.000%, 06/15/28	140	155,812
Washington & Multnomah Counties School District No. 48J Beaverton (GO) (SCH BD GTY)
¤ 5.000%, 06/15/26 (Pre-refunded @ $100, 6/15/24)	350	369,167
¤ 5.000%, 06/15/32 (Pre-refunded @ $100, 6/15/24)	215	226,774
Washington & Multnomah Counties School District No. 48J Beaverton (GO) (SCH BD GTY) Series C
5.000%, 06/15/27	320	356,954
Washington & Multnomah Counties School District No. 48J Beaverton (GO) (SCH BD GTY) Series B
¤ 4.000%, 06/15/24 (Pre-refunded @ $100, 6/15/22)	300	300,997
Washington & Multnomah Counties School District No. 48J Beaverton (GO) (SCH BD GTY) Series D
5.000%, 06/15/24	200	210,940
Washington Clackamas & Yamhill Counties School District No. 88J (GO) (SCH BD GTY)
5.000%, 06/15/25	405	435,745
Washington County (GO)
5.000%, 03/01/25	750	802,621
5.000%, 03/01/26	410	447,432
Washington County
4.000%, 03/01/30	1,000	1,044,575
Washington County Clean Water Services (RB)
5.000%, 10/01/23	310	322,404
5.000%, 10/01/24	225	239,075
5.000%, 10/01/25	480	520,690
5.000%, 10/01/28	300	342,282

255

DFA OREGON MUNICIPAL BOND PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
OREGON — (Continued)
Water Environment Services Sewer Revenue (RB)
5.000%, 06/01/24	95	$100,090
5.000%, 06/01/25	1,000	1,076,294
5.000%, 06/01/29	400	460,182

TOTAL MUNICIPAL BONDS Cost ($64,410,792)		61,388,716

TOTAL INVESTMENTS — (100.0%) (Cost $64,410,792)		$61,388,716

Summary of the Portfolio’s investments as of April 30, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Municipal Bonds	—	$61,388,716	—	$61,388,716

TOTAL	—	$61,388,716	—	$61,388,716

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2022

(Unaudited)

(Amounts in thousands, except share and per share amounts)

	DFA One-Year Fixed Income Portfolio*	DFA Two-Year Global Fixed Income Portfolio*	DFA Selectively Hedged Global Fixed Income Portfolio*	DFA Five-Year Global Fixed Income Portfolio*
ASSETS:
Investment Securities at Value (including $337,020, $4,753, $27,271 and $297,420 of securities on loan, respectively)	$5,962,586	$5,463,546	$1,096,050	$11,606,603
Temporary Cash Investments at Value & Cost	13,648	—	—	—
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $344,354, $4,859, $27,926 and $304,560, respectively)	344,353	4,858	27,925	304,548
Foreign Currencies at Value	—	195	216	737
Cash	79	23,136	9,820	61,107
Receivables:
Investment Securities Sold	—	—	5,369	48,826
Dividends and Interest	5,987	18,207	6,523	36,983
Securities Lending Income	30	1	3	38
Fund Shares Sold	5,353	6,767	1,743	13,040
Unrealized Gain on Forward Currency Contracts	—	46,646	10,303	71,618
Unrealized Gain on Foreign Currency Contracts	—	—	18	19
Prepaid Expenses and Other Assets	179	118	25	195

Total Assets	6,332,215	5,563,474	1,157,995	12,143,714

LIABILITIES:
Payables:
Upon Return of Securities Loaned	344,526	4,875	27,928	304,620
Investment Securities Purchased	—	11,618	7,335	7,330
Fund Shares Redeemed	67,671	8,890	852	16,193
Due to Advisor	499	638	131	1,973
Unrealized Loss on Forward Currency Contracts	—	5,403	4,960	7,377
Unrealized Loss on Foreign Currency Contracts	—	52	—	19
Accrued Expenses and Other Liabilities	919	692	113	1,555

Total Liabilities	413,615	32,168	41,319	339,067

NET ASSETS	$5,918,600	$5,531,306	$1,116,676	$11,804,647

Institutional Class Shares — based on net assets of $5,918,600; $5,531,306; $1,116,676 and $11,804,647 and shares outstanding of 584,340,807, 573,658,912, 123,355,084 and 1,169,848,496, respectively	$10.13	$9.64	$9.05	$10.09

NUMBER OF SHARES AUTHORIZED	4,000,000,000	4,000,000,000	1,000,000,000	6,600,000,000

Investment Securities at Cost	$6,059,834	$5,679,159	$1,176,886	$12,380,750

Foreign Currencies at Cost	$—	$199	$224	$747

NET ASSETS CONSIST OF:
Paid-In Capital	$6,031,256	$5,717,633	$1,262,605	$12,796,899
Total Distributable Earnings (Loss)	(112,656)	(186,327)	(145,929)	(992,252)

NET ASSETS	$5,918,600	$5,531,306	$1,116,676	$11,804,647

*	See Note I in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2022

(Unaudited)

(Amounts in thousands, except share and per share amounts)

	DFA World ex U.S. Government Fixed Income Portfolio	DFA Short- Term Government Portfolio	DFA Intermediate Government Fixed Income Portfolio	DFA Short- Term Extended Quality Portfolio*
ASSETS:
Investment Securities at Value (including $0, $0, $0 and $200,263 of securities on loan, respectively)	$1,354,521	$1,676,356	$4,980,724	$6,944,313
Temporary Cash Investments at Value & Cost	—	2,632	7,758	—
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $0, $0, $0 and $205,024, respectively)	—	—	—	205,039
Foreign Currencies at Value	2,826	—	—	490
Cash	4,577	—	—	46,002
Receivables:
Investment Securities Sold	3,570	—	—	8,160
Dividends and Interest	11,256	2,908	39,659	38,361
Securities Lending Income	—	—	—	23
Fund Shares Sold	1,283	3,881	7,459	4,710
Unrealized Gain on Forward Currency Contracts	44,117	—	—	49,599
Unrealized Gain on Foreign Currency Contracts	—	—	—	16
Prepaid Expenses and Other Assets	30	47	80	164

Total Assets	1,422,180	1,685,824	5,035,680	7,296,877

LIABILITIES:
Payables:
Upon Return of Securities Loaned	—	—	—	205,043
Investment Securities Purchased	3,450	—	—	78,379
Fund Shares Redeemed	5,297	3,783	4,684	7,605
Due to Advisor	192	222	380	989
Unrealized Loss on Forward Currency Contracts	861	—	—	874
Accrued Expenses and Other Liabilities	214	269	537	793

Total Liabilities	10,014	4,274	5,601	293,683

NET ASSETS	$1,412,166	$1,681,550	$5,030,079	$7,003,194

Institutional Class Shares — based on net assets of $1,412,166; $1,681,550; $5,030,079 and $7,003,194 and shares outstanding of 157,295,425, 168,697,697, 438,225,112 and 678,658,948, respectively	$8.98	$9.97	$11.48	$10.32

NUMBER OF SHARES AUTHORIZED	1,000,000,000	1,500,000,000	1,700,000,000	3,000,000,000

Investment Securities at Cost	$1,619,378	$1,702,240	$5,467,234	$7,386,143

Foreign Currencies at Cost	$2,829	$—	$—	$511

NET ASSETS CONSIST OF:
Paid-In Capital	$1,612,243	$1,806,479	$5,550,814	$7,383,700
Total Distributable Earnings (Loss)	(200,077)	(124,929)	(520,735)	(380,506)

NET ASSETS	$1,412,166	$1,681,550	$5,030,079	$7,003,194

*	See Note I in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2022

(Unaudited)

(Amounts in thousands, except share and per share amounts)

	DFA Intermediate- Term Extended Quality Portfolio*	DFA Targeted Credit Portfolio*	DFA Global Core Plus Fixed Income Portfolio*	DFA Investment Grade Portfolio*
ASSETS:
Investment Securities at Value (including $128,183, $38,814, $116,354 and $700,528 of securities on loan, respectively)	$1,561,598	$848,553	$3,205,912	$11,573,922
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $131,122, $39,704, $119,006 and $715,218, respectively)	131,124	39,707	119,007	715,283
Segregated Cash for Futures Contracts	—	—	5,649	—
Foreign Currencies at Value	—	18	438	2
Segregated Cash for Swaps Contracts	—	—	1,218	—
Cash	5,847	7,776	11,435	8,203
Receivables:
Investment Securities Sold	—	6	—	15,683
Dividends and Interest	15,631	6,278	28,197	98,603
Securities Lending Income	15	5	21	122
Fund Shares Sold	5,094	693	3,496	8,767
Unrealized Gain on Forward Currency Contracts	—	626	51,961	—
Unrealized Gain on Foreign Currency Contracts	—	—	71	—
Prepaid Expenses and Other Assets	27	50	16	185

Total Assets	1,719,336	903,712	3,427,421	12,420,770

LIABILITIES:
Payables:
Upon Return of Securities Loaned	131,176	39,713	119,033	715,652
Investment Securities Purchased	—	—	292,122	—
Fund Shares Redeemed	1,807	923	2,251	14,418
Due to Advisor	232	116	552	1,770
Unrealized Loss on Forward Currency Contracts	—	15	296	—
Accrued Expenses and Other Liabilities	185	95	299	649

Total Liabilities	133,400	40,862	414,553	732,489

NET ASSETS	$1,585,936	$862,850	$3,012,868	$11,688,281

Institutional Class Shares — based on net assets of $1,585,936; $862,850; $3,012,868 and $11,688,281 and shares outstanding of 162,983,568, 92,137,439, 323,283,800 and 1,139,025,674, respectively	$9.73	$9.36	$9.32	$10.26

NUMBER OF SHARES AUTHORIZED	2,000,000,000	1,000,000,000	2,000,000,000	2,000,000,000

Investment Securities at Cost	$1,764,919	$914,106	$3,612,937	$12,621,577

Foreign Currencies at Cost	$—	$19	$445	$2

NET ASSETS CONSIST OF:
Paid-In Capital	$1,809,607	$929,107	$3,377,712	$12,776,689
Total Distributable Earnings (Loss)	(223,671)	(66,257)	(364,844)	(1,088,408)

NET ASSETS	$1,585,936	$862,850	$3,012,868	$11,688,281

*	See Note I in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2022

(Unaudited)

(Amounts in thousands, except share and per share amounts)

	DFA Diversified Fixed Income Portfolio*	DFA LTIP Portfolio	DFA Inflation- Protected Securities Portfolio	DFA Short- Duration Real Return Portfolio*
ASSETS:
Investments in Affiliated Investment Companies at Value	$1,765,263	—	—	—
Investment Securities at Value (including $12,661, $0, $0 and $36,041 of securities on loan, respectively)	439,176	$333,860	$7,032,950	$2,018,614
Temporary Cash Investments at Value & Cost	2,528	—	13,630	—
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $12,900, $0, $0 and $36,897, respectively)	12,900	—	—	36,896
Segregated Cash for Swaps Contracts	—	—	—	92,371
Cash	—	1,922	—	24,864
Receivables:
Investment Securities/Affiliated Investment Companies Sold	4,188	—	—	—
Dividends and Interest	537	177	15,911	11,476
Securities Lending Income	1	—	—	4
Fund Shares Sold	3,165	25	8,419	8,623
Unrealized Gain on Swap Contracts	—	—	—	147,834
Unrealized Gain on Forward Currency Contracts	—	—	—	11,422
Prepaid Expenses and Other Assets	104	30	98	59

Total Assets	2,227,862	336,014	7,071,008	2,352,163

LIABILITIES:
Payables:
Due to Custodian	—	—	—	49
Upon Return of Securities Loaned	12,900	—	—	36,898
Investment Securities/Affiliated Investment Companies Purchased	—	587	—	—
Fund Shares Redeemed	3,164	22	6,308	941
Due to Advisor	3	29	527	317
Segregated Cash for Swap Contracts	—	—	—	92,371
Unrealized Loss on Forward Currency Contracts	—	—	—	923
Accrued Expenses and Other Liabilities	63	19	272	144

Total Liabilities	16,130	657	7,107	131,643

NET ASSETS	$2,211,732	$335,357	$7,063,901	$2,220,520

Institutional Class Shares — based on net assets of $2,211,732; $335,357; $7,063,901 and $2,220,520 and shares outstanding of 233,543,648, 34,669,658, 566,478,169 and 212,737,673, respectively	$9.47	$9.67	$12.47	$10.44

NUMBER OF SHARES AUTHORIZED	1,000,000,000	1,000,000,000	1,500,000,000	1,500,000,000

Investments in Affiliated Investment Companies at Cost	$1,915,651	$—	$—	$—

Investment Securities at Cost	$443,279	$377,843	$6,975,210	$2,146,119

Foreign Currencies at Cost	$—	$—	$—	$(61)

NET ASSETS CONSIST OF:
Paid-In Capital	$2,346,996	$359,807	$6,890,205	$2,174,933
Total Distributable Earnings (Loss)	(135,264)	(24,450)	173,696	45,587

NET ASSETS	$2,211,732	$335,357	$7,063,901	$2,220,520

*	See Note I in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2022

(Unaudited)

(Amounts in thousands, except share and per share amounts)

	DFA Global Core Plus Real Return Portfolio*	DFA Municipal Real Return Portfolio	DFA California Municipal Real Return Portfolio	DFA Municipal Bond Portfolio
ASSETS:
Investment Securities at Value (including $305, $0, $0 and $0 of securities on loan, respectively)	$333,186	$1,451,412	$242,101	$696,592
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $312, $0, $0 and $0, respectively)	312	—	—	—
Foreign Currencies at Value	1	—	—	—
Segregated Cash for Swaps Contracts	10,720	53,830	7,400	—
Cash	6,789	58,095	—	11,958
Receivables:
Dividends and Interest	2,581	16,818	3,329	8,006
Fund Shares Sold	376	3,272	1,323	2,546
Unrealized Gain on Swap Contracts	28,380	122,336	19,063	—
Unrealized Gain on Forward Currency Contracts	6,146	—	—	—
Prepaid Expenses and Other Assets	46	32	9	42

Total Assets	388,537	1,705,795	273,225	719,144

LIABILITIES:
Payables:
Due to Custodian	—	—	5,017	—
Upon Return of Securities Loaned	312	—	—	—
Investment Securities Purchased	33,674	64,787	—	11,958
Fund Shares Redeemed	257	504	35	3,623
Due to Advisor	145	255	43	101
Segregated Cash for Swap Contracts	10,070	—	—	—
Unrealized Loss on Forward Currency Contracts	145	—	—	—
Accrued Expenses and Other Liabilities	33	113	23	54

Total Liabilities	44,636	65,659	5,118	15,736

NET ASSETS	$343,901	$1,640,136	$268,107	$703,408

Institutional Class Shares — based on net assets of $343,901; $1,640,136; $268,107 and $703,408 and shares outstanding of 34,895,375, 151,644,477, 25,117,342 and 72,012,265, respectively	$9.86	$10.82	$10.67	$9.77

NUMBER OF SHARES AUTHORIZED	500,000,000	1,000,000,000	500,000,000	1,000,000,000

Investment Securities at Cost	$384,376	$1,499,552	$251,222	$731,179

Foreign Currencies at Cost	$1	$—	$—	$—

NET ASSETS CONSIST OF:
Paid-In Capital	$355,937	$1,566,623	$258,058	$738,486
Total Distributable Earnings (Loss)	(12,036)	73,513	10,049	(35,078)

NET ASSETS	$343,901	$1,640,136	$268,107	$703,408

*	See Note I in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2022

(Unaudited)

(Amounts in thousands, except share and per share amounts)

	DFA Short- Term Municipal Bond Portfolio	DFA Intermediate- Term Municipal Bond Portfolio	DFA Selective State Municipal Bond Portfolio	DFA Short-Term Selective State Municipal Bond Portfolio
ASSETS:
Investment Securities at Value	$2,268,443	$1,911,939	$226,825	$110,409
Cash	57,847	12,223	1,565	16,167
Receivables:
Investment Securities Sold	20,923	—	—	—
Dividends and Interest	31,262	23,392	2,799	1,372
Fund Shares Sold	3,403	4,699	603	—
Prepaid Expenses and Other Assets	76	79	25	—

Total Assets	2,381,954	1,952,332	231,817	127,948

LIABILITIES:
Payables:
Investment Securities Purchased	54,681	9,117	2,266	15,090
Fund Shares Redeemed	2,298	12,366	1,295	—
Due to Advisor	303	260	26	10
Accrued Expenses and Other Liabilities	309	264	109	(19)

Total Liabilities	57,591	22,007	3,696	15,081

NET ASSETS	$2,324,363	$1,930,325	$228,121	$112,867

Institutional Class Shares — based on net assets of $2,324,363; $1,930,325; $228,121 and $112,867 and shares outstanding of 231,406,295, 195,695,426, 24,634,991 and 11,316,030, respectively	$10.04	$9.86	$9.26	$9.97

NUMBER OF SHARES AUTHORIZED	1,500,000,000	1,500,000,000	500,000,000	500,000,000

Investment Securities at Cost	$2,295,204	$1,964,326	$246,729	$110,747

NET ASSETS CONSIST OF:
Paid-In Capital	$2,351,173	$1,983,691	$250,529	$113,157
Total Distributable Earnings (Loss)	(26,810)	(53,366)	(22,408)	(290)

NET ASSETS	$2,324,363	$1,930,325	$228,121	$112,867

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2022

(Unaudited)

(Amounts in thousands, except share and per share amounts)

	DFA California Short-Term Municipal Bond Portfolio	DFA California Intermediate- Term Municipal Bond Portfolio	DFA NY Municipal Bond Portfolio	DFA MN Municipal Bond Portfolio
ASSETS:
Investment Securities at Value	$910,727	$501,921	$120,462	$33,827
Cash	21,073	5,037	3,254	732
Receivables:
Investment Securities Sold	2,045	—	—	—
Dividends and Interest	10,965	6,471	1,288	372
Fund Shares Sold	1,728	15,327	2,025	2
Prepaid Expenses and Other Assets	16	12	16	5

Total Assets	946,554	528,768	127,045	34,938

LIABILITIES:
Payables:
Investment Securities Purchased	15,141	929	22	—
Fund Shares Redeemed	583	604	197	3
Due to Advisor	120	77	20	6
Accrued Expenses and Other Liabilities	144	81	32	13

Total Liabilities	15,988	1,691	271	22

NET ASSETS	$930,566	$527,077	$126,774	$34,916

Institutional Class Shares — based on net assets of $930,566; $527,077; $126,774 and $34,916 and shares outstanding of 92,440,590, 52,097,367, 12,662,245 and 3,605,783, respectively	$10.07	$10.12	$10.01	$9.68

NUMBER OF SHARES AUTHORIZED	1,000,000,000	1,000,000,000	1,000,000,000	500,000,000

Investment Securities at Cost	$925,445	$524,240	$122,541	$34,559

NET ASSETS CONSIST OF:
Paid-In Capital	$947,043	$551,951	$129,001	$35,664
Total Distributable Earnings (Loss)	(16,477)	(24,874)	(2,227)	(748)

NET ASSETS	$930,566	$527,077	$126,774	$34,916

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2022

(Unaudited)

(Amounts in thousands, except share and per share amounts)

DFA Oregon Municipal Bond Portfolio
ASSETS:
Investment Securities at Value	$61,389
Cash	1,141
Receivables:
Dividends and Interest	1,008
Fund Shares Sold	150
Prepaid Expenses and Other Assets	8

Total Assets	63,696

LIABILITIES:
Payables:
Investment Securities Purchased	33
Fund Shares Redeemed	1,881
Due to Advisor	13
Accrued Expenses and Other Liabilities	60

Total Liabilities	1,987

NET ASSETS	$61,709

Institutional Class Shares — based on net assets of $ 61,709 and shares outstanding of 6,423,834	$9.61

NUMBER OF SHARES AUTHORIZED	500,000,000

Investment Securities at Cost	$64,411

NET ASSETS CONSIST OF:
Paid-In Capital	$64,845
Total Distributable Earnings (Loss)	(3,136)

NET ASSETS	$61,709

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2022

(Unaudited)

(Amounts in thousands)

	DFA One-Year Fixed Income Portfolio#	DFA Two-Year Global Fixed Income Portfolio#	DFA Selectively Hedged Global Fixed Income Portfolio#	DFA Five-Year Global Fixed Income Portfolio#
Investment Income
Interest	$11,733	$18,506	$7,304	$67,762
Income from Securities Lending	318	96	14	205

Total Investment Income	12,051	18,602	7,318	67,967

Expenses
Investment Management Fees	3,741	3,934	830	13,763
Accounting & Transfer Agent Fees	411	358	48	1,087
Custodian Fees	48	100	21	252
Filing Fees	93	67	25	116
Shareholders’ Reports	151	108	27	325
Directors’/Trustees’ Fees & Expenses	(25)	(25)	(5)	(56)
Professional Fees	31	30	7	71
Other	60	82	16	138

Total Expenses	4,510	4,654	969	15,696

Fees Paid Indirectly (Note C)	—	(6)	1	(8)

Net Expenses	4,510	4,660	968	15,704

Net Investment Income (Loss)	7,541	13,942	6,350	52,263

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	(6,400)	(29,764)	(5,775)	(280,087)
Affiliated Investment Companies Shares Sold	(183)	(28)	(3)	(55)
Foreign Currency Transactions	—	264	(68)	2
Forward Currency Contracts	—	52,280	(116)	9,933
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(96,212)	(242,456)	(78,211)	(620,141)
Affiliated Investment Companies Shares	(9)	(8)	(1)	(13)
Translation of Foreign Currency-Denominated Amounts	—	(510)	(66)	(516)
Forward Currency Contracts	—	63,536	10,055	97,545

Net Realized and Unrealized Gain (Loss)	(102,804)	(156,686)	(74,185)	(793,332)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(95,263)	$(142,744)	$(67,835)	$(741,069)

**	Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2022

(Unaudited)

(Amounts in thousands)

	DFA World ex U.S. Government Fixed Income Portfolio	DFA Short- Term Government Portfolio	DFA Intermediate Government Fixed Income Portfolio	DFA Short- Term Extended Quality Portfolio#
Investment Income
Interest	$7,360	$8,499	$46,480	$44,140
Income from Securities Lending	—	—	—	87

Total Investment Income	7,360	8,499	46,480	44,227
Expenses
Investment Management Fees	1,366	1,368	2,610	6,258
Accounting & Transfer Agent Fees	123	143	429	574
Custodian Fees	53	10	31	83
Filing Fees	54	31	80	107
Shareholders’ Reports	35	55	121	146
Directors’/Trustees’ Fees & Expenses	(6)	(7)	(27)	(30)
Professional Fees	9	10	31	38
Previously Waived Fees Recovered by Advisor (Note C)	11	—	—	187
Other	23	19	60	79

Total Expenses	1,668	1,629	3,335	7,442

Fees Waived, Expenses Reimbursed by Advisor (Note C)	60	—	—	9
Fees Paid Indirectly (Note C)	(6)	—	—	10

Net Expenses	1,614	1,629	3,335	7,423

Net Investment Income (Loss)	5,746	6,870	43,145	36,804

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	(6,049)	(75,751)	(43,431)	(51,267)
Affiliated Investment Companies Shares Sold	—	—	—	(39)
Foreign Currency Transactions	(747)	—	—	(483)
Forward Currency Contracts	76,047	—	—	49,842
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(277,080)	(4,729)	(507,726)	(429,890)
Affiliated Investment Companies Shares	—	—	—	14
Translation of Foreign Currency-Denominated Amounts	(552)	—	—	(358)
Forward Currency Contracts	50,353	—	—	56,233

Net Realized and Unrealized Gain (Loss)	(158,028)	(80,480)	(551,157)	(375,948)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(152,282)	$(73,610)	$(508,012)	$(339,144)

**	Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2022

(Unaudited)

(Amounts in thousands)

	DFA Intermediate- Term Extended Quality Portfolio#	DFA Targeted Credit Portfolio#	DFA Global Core Plus Fixed Income Portfolio#	DFA Investment Grade Portfolio#
Investment Income
Interest	$26,597	$7,643	$34,857	$152,360
Income from Securities Lending	59	23	90	523

Total Investment Income	26,656	7,666	34,947	152,883

Expenses
Investment Management Fees	1,753	821	3,645	11,941
Accounting & Transfer Agent Fees	174	83	252	1,109
Custodian Fees	7	10	47	45
Filing Fees	39	34	100	163
Shareholders’ Reports	45	25	27	196
Directors’/Trustees’ Fees & Expenses	(8)	(4)	(15)	(60)
Professional Fees	12	5	17	72
Previously Waived Fees Recovered by Advisor (Note C)	29	5	—	517
Other	22	10	34	126

Total Expenses	2,073	989	4,107	14,109

Fees Waived, Exspenses Reimbursed by Advisor (Note C)	5	77	—	6
Fees Paid Indirectly (Note C)	3	5	6	23

Net Expenses	2,065	907	4,101	14,080

Net Investment Income (Loss)	24,591	6,759	30,846	138,803

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	(21,007)	(2,684)	(46,032)	(70,838)
Affiliated Investment Companies Shares Sold	(15)	(6)	(9)	(179)
Foreign Currency Transactions	—	9	(421)	—
Forward Currency Contracts	—	920	49,128	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(252,883)	(65,778)	(448,643)	(1,384,297)
Affiliated Investment Companies Shares	—	2	(1)	41
Translation of Foreign Currency-Denominated Amounts	—	(5)	(427)	—
Forward Currency Contracts	—	740	60,012	—

Net Realized and Unrealized Gain (Loss)	(273,905)	(66,802)	(386,393)	(1,455,273)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(249,314)	$(60,043)	$(355,547)	$(1,316,470)

**	Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2022

(Unaudited)

(Amounts in thousands)

	DFA Diversified Fixed Income Portfolio	DFA LTIP Portfolio#	DFA Inflation- Protected Securities Portfolio	DFA Short- Duration Real Return Portfolio#
Investment Income
Income Distributions	$9,010	—	—	—

Total Investment Income	9,010	—	—	—

Fund Investment Income
Interest	14,227	$13,090	$243,412	$14,656
Income from Securities Lending	2	—	—	19

Total Fund Investment Income	14,229	13,090	243,412	14,675

Expenses
Investment Management Fees	1,402	190	3,285	1,753
Accounting & Transfer Agent Fees	232	10	321	149
Custodian Fees	2	1	34	34
Filing Fees	75	22	85	48
Shareholders’ Reports	23	12	110	50
Directors’/Trustees’ Fees & Expenses	(11)	(1)	(34)	(9)
Professional Fees	52		35	10
Other	9	4	67	36

Total Expenses	1,737	240	3,903	2,071

Fees Waived, Expenses Reimbursed by Advisor (Note C)	1,231	—	—	—
Fees Paid Indirectly (Note C)	—	—	—	6

Net Expenses	506	240	3,903	2,065

Net Investment Income (Loss)	22,733	12,850	239,509	12,610

Realized and Unrealized Gain (Loss)
Capital Gain Distributions Received from Investment Securities	12,140	—	—	—
Net Realized Gain (Loss) on:
Investment Securities Sold**	11,456	14,514	23,306	(7,217)
Affiliated Investment Companies Shares Sold	(8,499)	—	—	(3)
Swap Contracts	—	—	—	13,090
Foreign Currency Transactions	—	—	—	(87)
Forward Currency Contracts	—	—	—	11,215
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(22,093)	(91,124)	(593,283)	(129,693)
Affiliated Investment Companies Shares	(135,981)	—	—	(1)
Swap Contracts	—	—	—	72,858
Translation of Foreign Currency-Denominated Amounts	—	—	—	(127)
Forward Currency Contracts	—	—	—	18,619

Net Realized and Unrealized Gain (Loss)	(142,977)	(76,610)	(569,977)	(21,346)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(120,244)	$(63,760)	$(330,468)	$(8,736)

**	Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2022

(Unaudited)

(Amounts in thousands)

	DFA Global Core Plus Real Return Portfolio#	DFA Municipal Real Return Portfolio	DFA California Municipal Real Return Portfolio	DFA Municipal Bond Portfolio
Investment Income
Interest	$3,153	$7,692	$1,136	$3,881
Income from Securities Lending	1	—	—	—

Total Investment Income	3,154	7,692	1,136	3,881

Expenses
Investment Management Fees	379	1,343	243	620
Accounting & Transfer Agent Fees	26	107	21	61
Custodian Fees	31	26	11	4
Filing Fees	22	38	10	27
Shareholders’ Reports	15	21	10	15
Directors’/Trustees’ Fees & Expenses	(2)	(6)	(1)	(4)
Professional Fees	1	6	1	3
Organizational & Offering Costs	52	—	—	—
Previously Waived Fees Recovered by Advisor (Note C)	84	—	—	64
Other	15	33	11	9

Total Expenses	623	1,568	306	799

Fees Waived, Expenses Reimbursed by Advisor (Note C)	139	—	—	—
Fees Paid Indirectly (Note C)	—	12	2	6

Net Expenses	484	1,556	304	793

Net Investment Income (Loss)	2,670	6,136	832	3,088

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	(4,142)	127	(14)	(221)
Swap Contracts	1,512	3,245	2,014	—
Foreign Currency Transactions	(31)	—	—	—
Forward Currency Contracts	4,579	—	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(45,505)	(76,508)	(12,821)	(44,355)
Swap Contracts	17,464	58,728	8,544	—
Translation of Foreign Currency-Denominated Amounts	(44)	—	—	—
Forward Currency Contracts	6,082	—	—	—

Net Realized and Unrealized Gain (Loss)	(20,085)	(14,408)	(2,277)	(44,576)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(17,415)	$(8,272)	$(1,445)	$(41,488)

**	Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2022

(Unaudited)

(Amounts in thousands)

	DFA Short- Term Municipal Bond Portfolio	DFA Intermediate- Term Municipal Bond Portfolio	DFA Selective State Municipal Bond Portfolio	DFA Short-Term Selective State Municipal Bond Portfolio
Investment Income
Interest	$3,121	$15,717	$1,374	$63

Total Investment Income	3,121	15,717	1,374	63

Expenses
Investment Management Fees	2,047	1,785	278	10
Accounting & Transfer Agent Fees	224	182	28	1
Custodian Fees	14	12	1	—
Filing Fees	42	44	23	—
Shareholders’ Reports	45	38	44	—
Directors’/Trustees’ Fees & Expenses	(10)	(10)	3	—
Professional Fees	13	11	4	—
Previously Waived Fees Recovered by Advisor (Note C)	—	—	1	—
Other	25	27	4	—

Total Expenses	2,400	2,089	386	11

Fees Waived, Expenses Reimbursed by Advisor (Note C)	—	—	67	—
Fees Paid Indirectly (Note C)	37	10	3	—

Net Expenses	2,363	2,079	316	11

Net Investment Income (Loss)	758	13,638	1,058	52

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	(160)	(447)	(2,616)	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(26,208)	(113,668)	(18,867)	(338)

Net Realized and Unrealized Gain (Loss)	(26,368)	(114,115)	(21,483)	(338)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(25,610)	$(100,477)	$(20,425)	$(286)

**	Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.
The Portfolio commenced operations on April 12, 2022.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2022

(Unaudited)

(Amounts in thousands)

	DFA California Short-Term Municipal Bond Portfolio	DFA California Intermediate- Term Municipal Bond Portfolio	DFA NY Municipal Bond Portfolio	DFA MN Municipal Bond Portfolio
Investment Income
Interest	$2,086	$3,822	$410	$208

Total Investment Income	2,086	3,822	410	208

Expenses
Investment Management Fees	763	554	124	49
Accounting & Transfer Agent Fees	87	64	12	5
Custodian Fees	5	4	—	1
Filing Fees	12	14	10	9
Shareholders’ Reports	21	14	10	10
Directors’/Trustees’ Fees & Expenses	(3)	(3)	(1)	—
Professional Fees	5	3	1	—
Previously Waived Fees Recovered by Advisor (Note C)	—	—	1	—
Other	10	9	3	3

Total Expenses	900	659	160	77

Fees Waived, Expenses Reimbursed by Advisor (Note C)	—	—	5	14
Fees Paid Indirectly (Note C)	10	4	1	—

Net Expenses	890	655	154	63

Net Investment Income (Loss)	1,196	3,167	256	145

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	(259)	(2,315)	(31)	(25)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(15,941)	(35,163)	(2,695)	(1,236)

Net Realized and Unrealized Gain (Loss)	(16,200)	(37,478)	(2,726)	(1,261)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(15,004)	$(34,311)	$(2,470)	$(1,116)

**	Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2022

(Unaudited)

(Amounts in thousands)

DFA Oregon Municipal Bond Portfolio
Investment Income
Interest	$245

Total Investment Income	245

Expenses
Investment Management Fees	75
Accounting & Transfer Agent Fees	6
Filing Fees	11
Shareholders’ Reports	13
Directors’/Trustees’ Fees & Expenses	(1)

Total Expenses	104

Fees Waived, Expenses Reimbursed by Advisor (Note C)	9

Net Expenses	95

Net Investment Income (Loss)	150

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	(18)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(3,385)

Net Realized and Unrealized Gain (Loss)	(3,403)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(3,253)

**	Net of foreign capital gain taxes withheld of $0.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	DFA One-Year Fixed Income Portfolio		DFA Two-Year Global Fixed Income Portfolio		DFA Selectively Hedged Global Fixed Income Portfolio		DFA Five-Year Global Fixed Income Portfolio
	Six Months Ended Apr 30, 2022	Year Ended Oct 31, 2021	Six Months Ended Apr 30, 2022	Year Ended Oct 31, 2021	Six Months Ended Apr 30, 2022	Year Ended Oct 31, 2021	Six Months Ended Apr 30, 2022	Year Ended Oct 31, 2021
	(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$7,541	$(316)	$13,942	$5,005	$6,350	$9,616	$52,263	$53,529
Net Realized Gain (Loss) on: Investment Securities Sold*,**	(6,400)	765	(29,764)	134,031	(5,775)	32,305	(280,087)	538,322
Affiliated Investment Companies Shares Sold	(183)	(6)	(28)	—	(3)	—	(55)	(5)
Foreign Currency Transactions	—	—	264	(1,334)	(68)	1,318	2	1,547
Forward Currency Contracts	—	—	52,280	(99,208)	(116)	(7,462)	9,933	(398,032)
Change in Unrealized Appreciation (Depreciation) of: Investment Securities and Foreign Currency	(96,212)	(2,359)	(242,456)	(2,105)	(78,211)	(25,646)	(620,141)	(212,535)
Affiliated Investment Companies Shares	(9)	8	(8)	8	(1)	—	(13)	1
Translation of Foreign Currency-Denominated Amounts	—	—	(510)	8	(66)	(17)	(516)	(126)
Forward Currency Contracts	—	—	63,536	(52,963)	10,055	(10,471)	97,545	(121,361)

Net Increase (Decrease) in Net Assets Resulting from Operations	(95,263)	(1,908)	(142,744)	(16,558)	(67,835)	(357)	(741,069)	(138,660)

Distributions:
Institutional Class Shares	(4,175)	(1,592)	(13,251)	(30,532)	(21,454)	(353)	(98,148)	(3,819)
Capital Share Transactions (1):
Shares Issued	1,654,950	2,590,795	887,601	1,679,495	112,082	272,742	1,680,264	3,889,481
Shares Issued in Lieu of Cash Distributions	3,847	1,478	11,517	27,086	21,423	352	96,683	3,763
Shares Redeemed	(1,499,057)	(3,386,361)	(905,733)	(1,287,009)	(163,510)	(167,314)	(2,754,356)	(3,417,878)

Net Increase (Decrease) from Capital Share Transactions	159,740	(794,088)	(6,615)	419,572	(30,005)	105,780	(977,409)	475,366

Total Increase (Decrease) in Net Assets	60,302	(797,588)	(162,610)	372,482	(119,294)	105,070	(1,816,626)	332,887
Net Assets
Beginning of Period	5,858,298	6,655,886	5,693,916	5,321,434	1,235,970	1,130,900	13,621,273	13,288,386

End of Period.	$5,918,600	$5,858,298	$5,531,306	$5,693,916	$1,116,676	$1,235,970	$11,804,647	$13,621,273

(1) Shares Issued and Redeemed:
Shares Issued	161,660	251,534	90,719	168,729	11,935	27,823	160,163	356,554
Shares Issued in Lieu of Cash Distributions	378	143	1,165	2,725	2,250	37	9,036	346
Shares Redeemed	(146,644)	(328,773)	(92,674)	(129,291)	(17,466)	(17,077)	(263,300)	(313,455)

Net Increase (Decrease) from Shares Issued and Redeemed	15,394	(77,096)	(790)	42,163	(3,281)	10,783	(94,101)	43,445

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2022 of $0, $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2021 of $0, $0, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	DFA World ex U.S. Government Fixed Income Portfolio		DFA Short-Term Government Portfolio		DFA Intermediate Government Fixed Income Portfolio		DFA Short-Term Extended Quality Portfolio
	Six Months Ended Apr 30, 2022	Year Ended Oct 31, 2021	Six Months Ended Apr 30, 2022	Year Ended Oct 31, 2021	Six Months Ended Apr 30, 2022	Year Ended Oct 31, 2021	Six Months Ended Apr 30, 2022	Year Ended Oct 31, 2021
	(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$5,746	$12,456	$6,870	$2,050	$43,145	$87,167	$36,804	$55,753
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	(6,049)	28,889	(75,751)	(2,098)	(43,431)	63,442	(51,267)	79,667
Affiliated Investment Companies Shares Sold	—	—	—	—	—	—	(39)	(2)
Foreign Currency Transactions	(747)	911	—	—	—	—	(483)	1,496
Forward Currency Contracts	76,047	(10,452)	—	—	—	—	49,842	(23,515)
Change in Unrealized Appreciation (Depreciation) of: Investment Securities and Foreign Currency	(277,080)	(105,179)	(4,729)	(21,819)	(507,726)	(349,602)	(429,890)	(94,157)
Affiliated Investment Companies Shares	—	—	—	—	—	—	14	(1)
Translation of Foreign Currency-Denominated Amounts	(552)	(232)	—	—	—	—	(358)	(124)
Forward Currency Contracts	50,353	(25,957)	—	—	—	—	56,233	(29,108)

Net Increase (Decrease) in Net Assets Resulting from Operations	(152,282)	(99,564)	(73,610)	(21,867)	(508,012)	(198,993)	(339,144)	(9,991)

Distributions:
Institutional Class Shares	(30,706)	(29,683)	(3,991)	(1,444)	(99,294)	(222,349)	(62,322)	(21,477)
Capital Share Transactions (1):
Shares Issued	260,992	725,829	265,418	439,716	645,714	2,058,069	1,497,493	2,411,769
Shares Issued in Lieu of Cash Distributions	29,598	28,857	3,953	1,429	98,000	218,843	61,692	20,971
Shares Redeemed	(418,672)	(604,660)	(258,592)	(1,188,223)	(1,306,558)	(1,494,309)	(1,435,733)	(1,366,800)

Net Increase (Decrease) from Capital Share Transactions	(128,082)	150,026	10,779	(747,078)	(562,844)	782,603	123,452	1,065,940

Total Increase (Decrease) in Net Assets	(311,070)	20,779	(66,822)	(770,389)	(1,170,150)	361,261	(278,014)	1,034,472
Net Assets
Beginning of Period	1,723,236	1,702,457	1,748,372	2,518,761	6,200,229	5,838,968	7,281,208	6,246,736

End of Period	$1,412,166	$1,723,236	$1,681,550	$1,748,372	$5,030,079$	6,200,229	$7,003,194$	7,281,208

(1) Shares Issued and Redeemed:
Shares Issued	26,918	69,334	26,004	41,751	52,262	156,915	140,631	219,226
Shares Issued in Lieu of Cash Distributions	2,902	2,694	390	136	7,806	16,534	5,694	1,908
Shares Redeemed	(43,078)	(58,363)	(25,333)	(112,763)	(106,757)	(113,961)	(133,912)	(124,232)

Net Increase (Decrease) from Shares Issued and Redeemed	(13,258)	13,665	1,061	(70,876)	(46,689)	59,488	12,413	96,902

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2022 of $0, $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2021 of $0, $0, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	DFA Intermediate- Term Extended Quality Portfolio		DFA Targeted Credit Portfolio		DFA Global Core Plus Fixed Income Portfolio		DFA Investment Grade Portfolio
	Six Months Ended Apr 30, 2022	Year Ended Oct 31, 2021	Six Months Ended Apr 30, 2022	Year Ended Oct 31, 2021	Six Months Ended Apr 30, 2022	Year Ended Oct 31, 2021	Six Months Ended Apr 30, 2022	Year Ended Oct 31, 2021
	(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$24,591	$53,323	$6,759	$12,389	$30,846	$51,746	$138,803	$257,082
Net Realized Gain (Loss) on: Investment Securities Sold*,**	(21,007)	40,461	(2,684)	15,989	(46,032)	28,593	(70,838)	138,850
Affiliated Investment Companies Shares Sold	(15)	—	(6)	(2)	(9)	(2)	(179)	(29)
Foreign Currency Transactions	—	—	9	203	(421)	755	—	(58)
Forward Currency Contracts	—	—	920	(1,588)	49,128	(6,483)	—	(4,789)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(252,883)	(84,316)	(65,778)	(17,991)	(448,643)	(68,149)	(1,384,297)	(522,640)
Affiliated Investment Companies Shares	—	(3)	2	—	(1)	(3)	41	(21)
Translation of Foreign Currency-Denominated Amounts	—	—	(5)	(33)	(427)	(175)	—	(40)
Forward Currency Contracts	—	—	740	(2,662)	60,012	(18,897)	—	(4,064)

Net Increase (Decrease) in Net Assets Resulting from Operations	(249,314)	9,465	(60,043)	6,305	(355,547)	(12,615)	(1,316,470)	(135,709)

Distributions:
Institutional Class Shares	(58,135)	(67,923)	(15,870)	(7,208)	(68,817)	(51,221)	(249,900)	(257,741)
Capital Share Transactions (1):
Shares Issued	280,317	700,308	199,818	295,455	940,984	1,405,734	2,315,864	5,149,011
Shares Issued in Lieu of Cash Distributions	56,447	64,600	15,415	6,981	68,713	51,177	245,731	253,417
Shares Redeemed	(517,143)	(763,707)	(213,320)	(183,594)	(691,940)	(642,342)	(2,929,855)	(2,548,668)

Net Increase (Decrease) from Capital Share Transactions	(180,379)	1,201	1,913	118,842	317,757	814,569	(368,260)	2,853,760

Total Increase (Decrease) in Net Assets	(487,828)	(57,257)	(74,000)	117,939	(106,607)	750,733	(1,934,630)	2,460,310
Net Assets
Beginning of Period	2,073,764	2,131,021	936,850	818,911	3,119,475	2,368,742	13,622,911	11,162,601

End of Period	$1,585,936	$2,073,764	$862,850	$936,850	$3,012,868	$3,119,475	$11,688,281	$13,622,911

(1) Shares Issued and Redeemed:
Shares Issued	25,965	60,115	20,406	28,889	93,418	130,059	208,789	435,971
Shares Issued in Lieu of Cash Distributions	5,109	5,532	1,550	685	6,513	4,692	21,853	21,558
Shares Redeemed	(48,539)	(65,924)	(21,888)	(17,965)	(69,120)	(59,402)	(266,432)	(216,147)

Net Increase (Decrease) from Shares Issued and Redeemed	(17,465)	(277)	68	11,609	30,811	75,349	(35,790)	241,382

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2022 of $0, $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2021 of $0, $0, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	DFA Diversified Fixed Income Portfolio		DFA LTIP Portfolio		DFA Inflation- Protected Securities Portfolio		DFA Short-Duration Real Return Portfolio
	Six Months Ended Apr 30, 2022	Year Ended Oct 31, 2021	Six Months Ended Apr 30, 2022	Year Ended Oct 31, 2021	Six Months Ended Apr 30, 2022	Year Ended Oct 31, 2021	Six Months Ended Apr 30, 2022	Year Ended Oct 31, 2021
	(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$22,733	$32,127	$12,850	$16,465	$239,509	$298,499	$12,610	$17,849
Capital Gain Distributions Received from Investment Securities	12,140	19,554	—	—	—	—	—	—
Net Realized Gain (Loss) on: Investment Securities Sold*,**	11,456	280	14,514	8,757	23,306	3,677	(7,217)	14,388
Affiliated Investment Companies Shares Sold	(8,499)	(6)	—	—	—	—	(3)	(6)
Swap Contracts	—	—	—	—	—	—	13,090	12,579
Foreign Currency Transactions	—	—	—	—	—	—	(87)	26
Forward Currency Contracts	—	—	—	—	—	—	11,215	(7,076)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(22,093)	7,015	(91,124)	5,336	(593,283)	131,328	(129,693)	(22,004)
Affiliated Investment Companies Shares	(135,981)	(67,438)	—	—	—	—	(1)	5
Swap Contracts	—	—	—	—	—	—	72,858	84,073
Translation of Foreign Currency-Denominated Amounts	—	—	—	—	—	—	(127)	36
Forward Currency Contracts	—	—	—	—	—	—	18,619	(10,062)

Net Increase (Decrease) in Net Assets Resulting from Operations	(120,244)	(8,468)	(63,760)	30,558	(330,468)	433,504	(8,736)	89,808

Distributions:
Institutional Class Shares	(36,876)	(33,400)	(15,402)	(31,821)	(152,767)	(308,232)	(18,197)	(11,481)
Capital Share Transactions (1):
Shares Issued	511,479	1,250,930	105,343	162,753	1,456,306	2,516,447	682,432	778,490
Shares Issued in Lieu of Cash Distributions	36,874	33,397	15,402	31,821	150,467	303,621	17,868	11,228
Shares Redeemed	(541,422)	(408,616)	(93,448)	(96,764)	(1,283,376)	(1,344,084)	(250,812)	(463,634)

Net Increase (Decrease) from Capital Share Transactions	6,931	875,711	27,297	97,810	323,397	1,475,984	449,488	326,084

Total Increase (Decrease) in Net Assets	(150,189)	833,843	(51,865)	96,547	(159,838)	1,601,256	422,555	404,411
Net Assets
Beginning of Period	2,361,921	1,528,078	387,222	290,675	7,223,739	5,622,483	1,797,965	1,393,554

End of Period	$2,211,732	$2,361,921	$335,357	$387,222	$7,063,901	$7,223,739	$2,220,520	$1,797,965

(1) Shares Issued and Redeemed:
Shares Issued	51,782	122,222	9,521	14,170	111,162	189,749	64,935	75,414
Shares Issued in Lieu of Cash Distributions	3,711	3,271	1,321	2,726	11,571	23,067	1,712	1,115
Shares Redeemed	(55,087)	(39,894)	(8,594)	(8,383)	(98,521)	(101,386)	(23,898)	(45,214)

Net Increase (Decrease) from Shares Issued and Redeemed	406	85,599	2,248	8,513	24,212	111,430	42,749	31,315

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2022 of $0, $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2021 of $0, $0, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	DFA Global Core Plus Real Return Portfolio		DFA Municipal Real Return Portfolio		DFA California Municipal Real Bond Portfolio		DFA Municipal Return Portfolio
	Six Months Ended Apr 30, 2022	Period Apr 26, 2021 to Oct 31, 2021	Six Months Ended Apr 30, 2022	Year Ended Oct 31, 2021	Six Months Ended Apr 30, 2022	Year Ended Oct 31, 2021	Six Months Ended Apr 30, 2022	Year Ended Oct 31, 2021
	(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$2,670	$1,439	$6,136	$10,644	$832	$1,587	$3,088	$6,134
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	(4,142)	103	127	(40)	(14)	(37)	(221)	1
Swap Contracts	1,512	—	3,245	2,154	2,014	489	—	—
Foreign Currency Transactions	(31)	(87)	—	—	—	—	—	—
Forward Currency Contracts	4,579	2,390	—	—	—	—	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(45,505)	(5,684)	(76,508)	(12,300)	(12,821)	(1,992)	(44,355)	(7,648)
Swap Contracts	17,464	10,916	58,728	74,709	8,544	13,071	—	—
Translation of Foreign Currency-Denominated Amounts	(44)	(7)	—	—	—	—	—	—
Forward Currency Contracts	6,082	(81)	—	—	—	—	—	—

Net Increase (Decrease) in Net Assets Resulting from Operations	(17,415)	8,989	(8,272)	75,167	(1,445)	13,118	(41,488)	(1,513)

Distributions:
Institutional Class Shares	(2,639)	(950)	(6,003)	(10,503)	(810)	(1,502)	(3,055)	(6,104)
Capital Share Transactions (1):
Shares Issued	110,582	280,336	610,793	389,057	75,107	74,778	429,386	263,043
Shares Issued in Lieu of Cash Distributions	2,638	950	5,991	10,493	810	1,502	3,043	6,074
Shares Redeemed	(32,074)	(6,516)	(115,792)	(167,181)	(19,771)	(29,872)	(333,066)	(140,545)

Net Increase (Decrease) from Capital Share Transactions	81,146	274,770	500,992	232,369	56,146	46,408	99,363	128,572

Total Increase (Decrease) in Net Assets	61,092	282,809	486,717	297,033	53,891	58,024	54,820	120,955
Net Assets
Beginning of Period	282,809	—	1,153,419	856,386	214,216	156,192	648,588	527,633

End of Period	$343,901	$282,809	$1,640,136	$1,153,419	$268,107	$214,216	$703,408	$648,588

(1) Shares Issued and Redeemed:
Shares Issued	10,715	27,635	56,002	36,671	6,980	7,141	42,405	25,128
Shares Issued in Lieu of Cash Distributions	256	92	551	991	75	144	301	581
Shares Redeemed	(3,170)	(633)	(10,631)	(15,824)	(1,840)	(2,850)	(33,238)	(13,431)

Net Increase (Decrease) from Shares Issued and Redeemed	7,801	27,094	45,922	21,838	5,215	4,435	9,468	12,278

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2022 of $0, $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2021 of $0, $0, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	DFA Short-Term Municipal Bond Portfolio		DFA Intermediate- Term Municipal Bond Portfolio		DFA Selective State Municipal Bond Portfolio		DFA Short-Term Selective State Municipal Bond Portfolio
	Six Months Ended Apr 30, 2022	Year Ended Oct 31, 2021	Six Months Ended Apr 30, 2022	Year Ended Oct 31, 2021	Six Months Ended Apr 30, 2022	Year Ended Oct 31, 2021	Period Apr 12, 2022 to Apr 30, 2022
	(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$758	$7,170	$13,638	$28,830	$1,058	$1,172	$52
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	(160)	(572)	(447)	(711)	(2,616)	(26)	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(26,208)	(7,266)	(113,668)	(30,532)	(18,867)	(933)	(338)

Net Increase (Decrease) in Net Assets Resulting from Operations	(25,610)	(668)	(100,477)	(2,413)	(20,425)	213	(286)

Distributions:
Institutional Class Shares	(367)	(6,543)	(13,646)	(28,015)	(1,012)	(1,085)	(4)
Return of Capital	—	(133)	—	—	—	—	—

Total Distributions	(367)	(6,676)	(13,646)	(28,015)	(1,012)	(1,085)	(4)

Capital Share Transactions (1):
Shares Issued	498,323	697,627	599,666	602,852	99,151	208,100	113,227
Shares Issued in Lieu of Cash Distributions	361	6,334	13,102	26,780	976	1,062	4
Shares Redeemed	(584,777)	(893,388)	(701,625)	(509,964)	(117,695)	(26,614)	(74)

Net Increase (Decrease) from Capital Share Transactions	(86,093)	(189,427)	(88,857)	119,668	(17,568)	182,548	113,157

Total Increase (Decrease) in Net Assets	(112,070)	(196,771)	(202,980)	89,240	(39,005)	181,676	112,867
Net Assets
Beginning of Period	2,436,433	2,633,204	2,133,305	2,044,065	267,126	85,450	—

End of Period	$2,324,363	$2,436,433	$1,930,325	$2,133,305	$228,121	$267,126	$112,867

(1) Shares Issued and Redeemed:
Shares Issued	49,327	68,541	59,103	57,137	10,136	20,696	11,323
Shares Issued in Lieu of Cash Distributions	36	622	1,287	2,544	101	106	—
Shares Redeemed	(57,860)	(87,771)	(69,205)	(48,381)	(12,319)	(2,641)	(7)

Net Increase (Decrease) from Shares Issued and Redeemed	(8,497)	(18,608)	(8,815)	11,300	(2,082)	18,161	11,316

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2022 of $0, $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2021 of $0, $0, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	DFA California Short- Term Municipal Bond Portfolio		DFA California Intermediate-Term Municipal Bond Portfolio		DFA NY Municipal Bond Portfolio		DFA MN Municipal Bond Portfolio
	Six Months Ended Apr 30, 2022	Year Ended Oct 31, 2021	Six Months Ended Apr 30, 2022	Year Ended Oct 31, 2021	Six Months Ended Apr 30, 2022	Year Ended Oct 31, 2021	Six Months Ended Apr 30, 2022	Year Ended Oct 31, 2021
	(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$1,196	$5,472	$3,167	$6,609	$256	$882	$145	$330
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	(259)	(1,037)	(2,315)	(8)	(31)	(136)	(25)	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(15,941)	(3,998)	(35,163)	(7,484)	(2,695)	(708)	(1,236)	(381)

Net Increase (Decrease) in Net Assets Resulting from Operations	(15,004)	437	(34,311)	(883)	(2,470)	38	(1,116)	(51)

Distributions:
Institutional Class Shares	(1,047)	(4,219)	(3,184)	(6,427)	(242)	(757)	(143)	(514)
Capital Share Transactions (1):
Shares Issued	270,840	235,019	232,914	204,983	35,061	49,146	5,198	10,847
Shares Issued in Lieu of Cash Distributions	1,033	4,100	3,146	6,350	242	757	143	513
Shares Redeemed	(198,077)	(399,486)	(322,217)	(122,161)	(28,751)	(36,378)	(10,010)	(8,054)

Net Increase (Decrease) from Capital Share Transactions	73,796	(160,367)	(86,157)	89,172	6,552	13,525	(4,669)	3,306

Total Increase (Decrease) in Net Assets	57,745	(164,149)	(123,652)	81,862	3,840	12,806	(5,928)	2,741
Net Assets
Beginning of Period	872,821	1,036,970	650,729	568,867	122,934	110,128	40,844	38,103

End of Period	$930,566	$872,821	$527,077	$650,729	$126,774	$122,934	$34,916	$40,844

(1) Shares Issued and Redeemed:
Shares Issued	26,669	22,853	22,209	18,937	3,460	4,784	525	1,077
Shares Issued in Lieu of Cash Distributions	102	399	301	587	24	74	15	51
Shares Redeemed	(19,501)	(38,846)	(31,086)	(11,292)	(2,842)	(3,538)	(1,016)	(800)

Net Increase (Decrease) from Shares Issued and Redeemed	7,270	(15,594)	(8,576)	8,232	642	1,320	(476)	328

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2022 of $0, $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2021 of $0, $0, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	DFA Oregon Municipal Bond Portfolio
	Six Months Ended Apr 30, 2022	Year Ended Oct 31, 2021
	(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$150	$213
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	(18)	(3)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(3,385)	(360)

Net Increase (Decrease) in Net Assets Resulting from Operations	(3,253)	(150)

Distributions:
Institutional Class Shares	(141)	(210)
Capital Share Transactions (1):
Shares Issued	21,862	18,226
Shares Issued in Lieu of Cash Distributions	140	209
Shares Redeemed	(11,142)	(3,245)

Net Increase (Decrease) from Capital Share Transactions	10,860	15,190

Total Increase (Decrease) in Net Assets	7,466	14,830
Net Assets
Beginning of Period	54,243	39,413

End of Period	$61,709	$54,243

(1) Shares Issued and Redeemed:
Shares Issued	2,199	1,786
Shares Issued in Lieu of Cash Distributions	14	21
Shares Redeemed	(1,138)	(319)

Net Increase (Decrease) from Shares Issued and Redeemed	1,075	1,488

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2022 of $0.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2021 of $0.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA One-Year Fixed Income Portfolio							DFA Two-Year Global Fixed Income Portfolio
	Six Months Ended Apr 30, 2022		Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017	Six Months Ended Apr 30, 2022		Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$10.30		$10.30	$10.31	$10.24	$10.29	$10.31	$9.91		$10.00	$10.03	$9.95	$9.99	$9.99

Income from Investment Operations (A)
Net Investment Income (Loss)	0.01		(—)	0.10	0.23	0.18	0.11	0.02		0.01	0.08	0.18	0.17	0.12
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.17)		—	(0.01)	0.06	(0.06)	(0.02)	(0.27)		(0.04)	0.04	0.15	(0.08)	(0.03)

Total from Investment Operations	(0.16)		—	0.09	0.29	0.12	0.09	(0.25)		(0.03)	0.12	0.33	0.09	0.09

Less Distributions:
Net Investment Income	(0.01)		(—)	(0.10)	(0.22)	(0.17)	(0.11)	(0.02)		(0.06)	(0.15)	(0.25)	(0.13)	(0.09)

Total Distributions	(0.01)		—	(0.10)	(0.22)	(0.17)	(0.11)	(0.02)		(0.06)	(0.15)	(0.25)	(0.13)	(0.09)

Net Asset Value, End of Period	$10.13		$10.30	$10.30	$10.31	$10.24	$10.29	$9.64		$9.91	$10.00	$10.03	$9.95	$9.99

Total Return	(1.58	%)(B)	0.02%	0.84%	2.90%	1.22%	0.86%	(2.50	%)(B)	(0.33%)	1.23%	3.42%	0.87%	0.95%

Net Assets, End of Period (thousands)	$5,918,600		$5,858,298	$6,655,886	$7,418,534	$7,970,071	$7,458,011	$5,531,306		$5,693,916	$5,321,434	$5,518,420	$5,590,939	$5,201,650
Ratio of Expenses to Average Net Assets	0.15	%(C)	0.17%	0.17%	0.18%	0.17%	0.17%	0.16	%(C)	0.17%	0.17%	0.18%	0.17%	0.17%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	0.15	%(C)	0.17%	0.17%	0.18%	0.17%	0.17%	0.16	%(C)	0.17%	0.18%	0.18%	0.17%	0.17%
Ratio of Net Investment Income to Average Net Assets	0.25	%(C)	—	0.95%	2.22%	1.76%	1.08%	0.50	%(C)	0.09%	0.80%	1.83%	1.73%	1.21%
Portfolio Turnover Rate	26	%(B)	96%	83%	30%	68%	86%	60	%(B)	93%	51%	59%	81%	121%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA Selectively Hedged Global Fixed Income Portfolio							DFA Five-Year Global Fixed Income Portfolio
	Six Months		Year	Year	Year	Year	Year	Six Months		Year	Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended	Ended	Ended		Ended	Ended	Ended	Ended	Ended
	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2022		2021	2020	2019	2018	2017	2022		2021	2020	2019	2018	2017
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$9.76		$9.76	$9.79	$9.60	$9.66	$9.72	$10.78		$10.89	$10.96	$10.90	$11.03	$11.16

Income from Investment Operations (A)
Net Investment Income (Loss)	0.05		0.08	0.10	0.15	0.15	0.17	0.04		0.04	0.04	0.07	0.11	0.18
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.59)		(0.08)	0.11	0.34	(0.04)	(0.08)	(0.65)		(0.15)	0.14	0.44	(0.07)	(0.08)

Total from Investment Operations	(0.54)		—	0.21	0.49	0.11	0.09	(0.61)		(0.11)	0.18	0.51	0.04	0.10

Less Distributions:
Net Investment Income	(0.17)		(—)	(0.24)	(0.30)	(0.17)	(0.15)	(0.08)		(—)	(0.25)	(0.45)	(0.16)	(0.19)
Net Realized Gains	—		—	—	—	—	—	—		—	—	—	(0.01)	(0.04)

Total Distributions	(0.17)		—	(0.24)	(0.30)	(0.17)	(0.15)	(0.08)		—	(0.25)	(0.45)	(0.17)	(0.23)

Net Asset Value, End of Period	$9.05		$9.76	$9.76	$9.79	$9.60	$9.66	$10.09		$10.78	$10.89	$10.96	$10.90	$11.03

Total Return	(5.63	%)(B)	0.03%	2.20%	5.29%	1.12%	1.00%	(5.72	%)(B)	(0.98%)	1.64%	4.88%	0.38%	0.95%

Net Assets, End of Period (thousands)	$1,116,676		$1,235,970	$1,130,900	$1,235,997	$1,210,704	$1,137,725	$11,804,647		$13,621,273	$13,288,386	$15,555,653	$15,130,986	$14,085,116
Ratio of Expenses to Average Net Assets	0.16	%(C)	0.17%	0.17%	0.18%	0.17%	0.17%	0.24	%(C)	0.26%	0.26%	0.28%	0.27%	0.27%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	0.16	%(C)	0.17%	0.17%	0.18%	0.17%	0.17%	0.24	%(C)	0.26%	0.27%	0.29%	0.27%	0.27%
Ratio of Net Investment Income to Average Net Assets	1.07	%(C)	0.80%	1.01%	1.60%	1.62%	1.77%	0.81	%(C)	0.39%	0.38%	0.63%	1.03%	1.66%
Portfolio Turnover Rate	31	%(B)	94%	45%	62%	63%	52%	48	%(B)	126%	47%	46%	67%	69%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA World Ex U.S. Government Fixed Income Portfolio							DFA Short-Term Government Portfolio
	Six Months		Year	Year	Year	Year	Year	Six Months Year		Year	Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended	Ended	Ended		Ended	Ended	Ended	Ended	Ended
	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2022		2021	2020	2019	2018	2017	2022		2021	2020	2019	2018	2017
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$10.10		$10.85	$10.85	$10.45	$10.22	$10.37	$10.43		$10.56	$10.57	$10.38	$10.59	$10.75

Income from Investment Operations (A)
Net Investment Income (Loss)	0.03		0.07	0.07	0.09	0.10	0.10	0.04		0.01	0.06	0.20	0.16	0.12
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.96)		(0.64)	0.37	1.08	0.15	0.02	(0.48)		(0.13)	0.01	0.19	(0.22)	(0.13)

Total from Investment Operations	(0.93)		(0.57)	0.44	1.17	0.25	0.12	(0.44)		(0.12)	0.07	0.39	(0.06)	(0.01)

Less Distributions:
Net Investment Income	(0.09)		(0.09)	(0.33)	(0.73)	(0.02)	(0.25)	(0.02)		(0.01)	(0.08)	(0.20)	(0.15)	(0.12)
Net Realized Gains	(0.10)		(0.09)	(0.11)	(0.04)	—	(0.02)	—		—	—	—	—	(0.03)

Total Distributions	(0.19)		(0.18)	(0.44)	(0.77)	(0.02)	(0.27)	(0.02)		(0.01)	(0.08)	(0.20)	(0.15)	(0.15)

Net Asset Value, End of Period	$8.98		$10.10	$10.85	$10.85	$10.45	$10.22	$9.97		$10.43	$10.56	$10.57	$10.38	$10.59

Total Return	(9.46	%)(B)	(5.34%)	4.28%	11.92%	2.42%	1.31%	(4.19	%)(B)	(1.15%)	0.63%	3.75%	(0.60%)	(0.10%)

Net Assets, End of Period (thousands)	$1,412,166		$1,723,236	$1,702,457	$1,487,373	$1,126,037	$933,640	$1,681,550		$1,748,372	$2,518,761	$2,306,858	$2,304,374	$2,221,841
Ratio of Expenses to Average Net Assets	0.20	%(C)	0.20%	0.19%	0.20%	0.20%	0.20%	0.19	%(C)	0.20%	0.20%	0.20%	0.19%	0.19%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.21	%(C)	0.21%	0.22%	0.22%	0.21%	0.21%	0.19	%(C)	0.20%	0.20%	0.20%	0.19%	0.19%
Ratio of Net Investment Income to Average Net Assets	0.71	%(C)	0.70%	0.66%	0.85%	0.94%	1.04%	0.80	%(C)	0.11%	0.52%	1.92%	1.52%	1.17%
Portfolio Turnover Rate	9	%(B)	31%	41%	49%	37%	51%	157	%(B)	58%	85%	58%	30%	34%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA Intermediate Government Fixed Income Portfolio							DFA Short-Term Extended Quality Portfolio
	Six Months		Year	Year	Year	Year	Year	Six Months		Year	Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended	Ended	Ended		Ended	Ended	Ended	Ended	Ended
	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2022		2021	2020	2019	2018	2017	2022		2021	2020	2019	2018	2017
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$12.79		$13.72	$12.99	$11.88	$12.45	$12.86	$10.93		$10.97	$10.95	$10.68	$10.85	$10.90

Income from Investment Operations (A)
Net Investment Income (Loss)	0.09		0.19	0.25	0.29	0.27	0.26	0.06		0.09	0.13	0.19	0.19	0.20
Net Gains (Losses) on Securities (Realized and Unrealized)	(1.19)		(0.61)	0.74	1.10	(0.57)	(0.39)	(0.58)		(0.10)	0.10	0.35	(0.16)	(0.07)

Total from Investment Operations	(1.10)		(0.42)	0.99	1.39	(0.30)	(0.13)	(0.52)		(0.01)	0.23	0.54	0.03	0.13

Less Distributions:
Net Investment Income	(0.08)		(0.17)	(0.26)	(0.28)	(0.26)	(0.25)	(0.08)		(0.03)	(0.21)	(0.27)	(0.19)	(0.18)
Net Realized Gains	(0.13)		(0.34)	—	—	(0.01)	(0.03)	(0.01)		—	—	—	(0.01)	—

Total Distributions	(0.21)		(0.51)	(0.26)	(0.28)	(0.27)	(0.28)	(0.09)		(0.03)	(0.21)	(0.27)	(0.20)	(0.18)

Net Asset Value, End of Period	$11.48		$12.79	$13.72	$12.99	$11.88	$12.45	$10.32		$10.93	$10.97	$10.95	$10.68	$10.85

Total Return	(8.75	%)(B)	(3.20%)	7.67%	11.81%	(2.44%)	(0.93%)	(4.72	%)(B)	(0.05%)	2.13%	5.11%	0.22%	1.19%

Net Assets, End of Period (thousands)	$5,030,079		$6,200,229	$5,838,968	$5,611,187	$4,964,670	$4,629,841	$7,003,194		$7,281,208	$6,246,736	$6,534,046	$5,650,059	$5,559,764
Ratio of Expenses to Average Net Assets	0.11	%(C)	0.12%	0.12%	0.13%	0.12%	0.12%	0.21	%(C)	0.22%	0.22%	0.22%	0.22%	0.22%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.11	%(C)	0.12%	0.12%	0.13%	0.12%	0.12%	0.21	%(C)	0.22%	0.23%	0.23%	0.22%	0.22%
Ratio of Net Investment Income to Average Net Assets	1.49	%(C)	1.44%	1.85%	2.28%	2.22%	2.06%	1.06	%(C)	0.80%	1.20%	1.73%	1.76%	1.85%
Portfolio Turnover Rate	8	%(B)	25%	45%	25%	16%	12%	38	%(B)	80%	40%	51%	27%	23%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA Intermediate-Term Extended Quality Portfolio							DFA Targeted Credit Portfolio
	Six Months		Year	Year	Year	Year	Year	Six Months		Year	Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended	Ended	Ended		Ended	Ended	Ended	Ended	Ended
	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2022		2021	2020	2019	2018	2017	2022		2021	2020	2019	2018	2017
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$11.49		$11.79	$11.29	$10.11	$10.85	$10.97	$10.18		$10.18	$10.19	$9.80	$10.06	$10.08

Income from Investment Operations (A)
Net Investment Income (Loss)	0.14		0.28	0.32	0.35	0.33	0.33	0.07		0.14	0.16	0.21	0.22	0.22
Net Gains (Losses) on Securities (Realized and Unrealized)	(1.58)		(0.21)	0.50	1.17	(0.71)	(0.11)	(0.72)		(0.05)	0.07	0.42	(0.24)	(0.03)

Total from Investment Operations	(1.44)		0.07	0.82	1.52	(0.38)	0.22	(0.65)		0.09	0.23	0.63	(0.02)	0.19

Less Distributions:
Net Investment Income	(0.13)		(0.28)	(0.32)	(0.34)	(0.33)	(0.32)	(0.15)		(0.09)	(0.24)	(0.24)	(0.22)	(0.21)
Net Realized Gains	(0.19)		(0.09)	—	—	(0.03)	(0.02)	(0.02)		—	(—)	—	(0.02)	—

Total Distributions	(0.32)		(0.37)	(0.32)	(0.34)	(0.36)	(0.34)	(0.17)		(0.09)	(0.24)	(0.24)	(0.24)	(0.21)

Net Asset Value, End of Period	$9.73		$11.49	$11.79	$11.29	$10.11	$10.85	$9.36		$10.18	$10.18	$10.19	$9.80	$10.06

Total Return	(12.79	%)(B)	0.52%	7.37%	15.27%	(3.53%)	2.05%	(6.47	%)(B)	0.85%	2.32%	6.51%	(0.18%)	1.94%

Net Assets, End of Period (thousands)	$1,585,936		$2,073,764	$2,131,021	$1,712,376	$1,782,191	$1,804,891	$862,850		$936,850	$818,911	$766,607	$651,780	$514,588
Ratio of Expenses to Average Net Assets	0.22	%(C)	0.22%	0.22%	0.22%	0.22%	0.22%	0.20	%(C)	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.22	%(C)	0.22%	0.23%	0.23%	0.22%	0.22%	0.22	%(C)	0.22%	0.23%	0.24%	0.23%	0.23%
Ratio of Net Investment Income to Average Net Assets	2.58	%(C)	2.44%	2.80%	3.25%	3.21%	3.03%	1.48	%(C)	1.41%	1.61%	2.12%	2.25%	2.25%
Portfolio Turnover Rate	13	%(B)	43%	42%	19%	24%	18%	25	%(B)	65%	35%	17%	19%	41%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA Global Core Plus Fixed Income Portfolio							DFA Investment Grade Portfolio
						Period
	Six Months		Year	Year	Year	Jan 11,		Six Months		Year	Year	Year	Year	Year
	Ended		Ended	Ended	Ended	2018 to		Ended		Ended	Ended	Ended	Ended	Ended
	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,		Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2022		2021	2020	2019	2018		2022		2021	2020	2019	2018	2017
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$10.67		$10.91	$10.50	$9.89	$10.00		$11.60		$11.96	$11.38	$10.38	$10.90	$11.04

Income from Investment Operations (A)
Net Investment Income (Loss)	0.10		0.20	0.20	0.20	0.15		0.12		0.24	0.28	0.29	0.27	0.25
Net Gains (Losses) on Securities (Realized and Unrealized)	(1.22)		(0.22)	0.39	0.96	(0.21)		(1.25)		(0.36)	0.57	1.00	(0.53)	(0.16)

Total from Investment Operations	(1.12)		(0.02)	0.59	1.16	(0.06)		(1.13)		(0.12)	0.85	1.29	(0.26)	0.09

Less Distributions:
Net Investment Income	(0.15)		(0.19)	(0.18)	(0.55)	(0.05)		(0.11)		(0.24)	(0.27)	(0.29)	(0.26)	(0.23)
Net Realized Gains	(0.08)		(0.03)	—	—	—		(0.10)		(—)	—	—	—	—

Total Distributions	(0.23)		(0.22)	(0.18)	(0.55)	(0.05)		(0.21)		(0.24)	(0.27)	(0.29)	(0.26)	(0.23)

Net Asset Value, End of Period	$9.32		$10.67	$10.91	$10.50	$9.89		$10.26		$11.60	$11.96	$11.38	$10.38	$10.90

Total Return	(10.73	%)(B)	(0.22%)	5.69%	12.33%	(0.56	%)(B)	(9.86	%)(B)	(1.01%)	7.54%	12.60%	(2.38%)	0.86%

Net Assets, End of Period (thousands)	$3,012,868		$3,119,475	$2,368,742	$1,521,379	$592,325		$11,688,281		$13,622,911	$11,162,601	$9,843,294	$8,638,793	$8,185,290
Ratio of Expenses to Average Net Assets **	0.26	%(C)	0.28%	0.29%	0.30%	0.30	%(C)(D)(E)	0.22	%(C)	0.22%	0.22%	0.22%	0.22%	0.22%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly) *	0.26	%(C)	0.28%	0.29%	0.30%	0.31	%(C)(D)(E)	0.22	%(C)	0.22%	0.23%	0.23%	0.22%	0.22%
Ratio of Net Investment Income to Average Net Assets	1.97	%(C)	1.87%	1.90%	1.99%	1.82	%(C)(E)	2.13	%(C)	2.02%	2.38%	2.69%	2.55%	2.32%
Portfolio Turnover Rate	13	%(B)	17%	32%	14%	68	%(B)	12	%(B)	17%	22%	21%	15%	18%

* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows:	N/A		N/A	N/A	N/A	0.01%		N/A		N/A	N/A	N/A	N/A	N/A

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA Diversified Fixed Income Portfolio												DFA LTIP Portfolio
	Six Months		Year		Year		Year		Year		Year		Six Months		Year	Year	Year	Year	Year
	Ended		Ended		Ended		Ended		Ended		Ended		Ended		Ended	Ended	Ended	Ended	Ended
	Apr 30,		Oct 31,		Oct 31,		Oct 31,		Oct 31,		Oct 31,		Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2022		2021		2020		2019		2018		2017		2022		2021	2020	2019	2018	2017
	(Unaudited)												(Unaudited)
Net Asset Value, Beginning of Period	$10.13		$10.36		$10.00		$9.47		$9.76		$9.92		$11.94		$12.16	$10.11	$8.47	$9.31	$9.81

Income from Investment Operations (A)
Net Investment Income (Loss)	0.10		0.17		0.17		0.22		0.19		0.15		0.38		0.56	0.20	0.24	0.33	0.25
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.60)		(0.22)		0.35		0.53		(0.29)		(0.16)		(2.18)		0.39	1.99	1.66	(0.83)	(0.50)

Total from Investment Operations	(0.50)		(0.05)		0.52		0.75		(0.10)		(0.01)		(1.80)		0.95	2.19	1.90	(0.50)	(0.25)

Less Distributions:
Net Investment Income	(0.08)		(0.17)		(0.16)		(0.22)		(0.19)		(0.15)		(0.20)		(0.52)	(0.14)	(0.22)	(0.34)	(0.24)
Net Realized Gains	(0.08)		(0.01)		—		—		(—)		—		(0.27)		(0.65)	—	(0.04)	—	(0.01)

Total Distributions	(0.16)		(0.18)		(0.16)		(0.22)		(0.19)		(0.15)		(0.47)		(1.17)	(0.14)	(0.26)	(0.34)	(0.25)

Net Asset Value, End of Period	$9.47		$10.13		$10.36		$10.00		$9.47		$9.76		$9.67		$11.94	$12.16	$10.11	$8.47	$9.31

Total Return	(5.03	%)(B)	(0.54%)		5.26%		7.97%		(1.05%)		(0.05%)		(15.73	%)(B)	8.30%	21.75%	22.69%	(5.73%)	(2.52%)

Net Assets, End of Period (thousands)	$2,211,732		$2,361,921		$1,528,078		$1,064,950		$796,296		$530,016		$335,357		$387,222	$290,675	$215,040	$168,648	$124,591
Ratio of Expenses to Average Net Assets **	0.15	%(C)(D)	0.15	%(D)	0.15	%(D)	0.15	%(D)	0.15	%(D)	0.15	%(D)	0.13	%(C)	0.13%	0.14%	0.15%	0.15%	0.15%
Ratio of Expenses to Average Net Assets (Excluding
Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly) **	0.26	%(C)(D)	0.26	%(D)	0.27	%(D)	0.27	%(D)	0.26	%(D)	0.29	%(D)	0.13	%(C)	0.13%	0.14%	0.15%	0.14%	0.14%
Ratio of Net Investment Income to Average Net
Assets	1.95	%(C)	1.63%		1.61%		2.21%		1.93%		1.56%		6.77	%(C)	4.86%	1.71%	2.52%	3.52%	2.75%
Portfolio Turnover Rate	23	%(B)	2%		12%		3%		3%		5%		43	%(B)	39%	65%	38%	53%	2%

* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows:.	0.11	%(C)	0.11%		0.11%		0.12%		0.11%		0.11%		N/A		N/A	N/A	N/A	N/A	N/A

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA Inflation-Protected Securities Portfolio							DFA Short-Duration Real Return Portfolio
	Six Months		Year	Year	Year	Year	Year	Six Months		Year	Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended	Ended	Ended		Ended	Ended	Ended	Ended	Ended
	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2022		2021	2020	2019	2018	2017	2022		2021	2020	2019	2018	2017
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$13.32		$13.05	$12.03	$11.25	$11.79	$12.09	$10.58		$10.05	$10.06	$9.92	$10.02	$10.02

Income from Investment Operations (A)
Net Investment Income (Loss)	0.42		0.61	0.19	0.25	0.35	0.25	0.07		0.12	0.17	0.20	0.18	0.17
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.99)		0.27	0.97	0.78	(0.52)	(0.29)	(0.11)		0.49	0.07	0.20	(0.11)	(0.03)

Total from Investment Operations	(0.57)		0.88	1.16	1.03	(0.17)	(0.04)	(0.04)		0.61	0.24	0.40	0.07	0.14

Less Distributions:
Net Investment Income	(0.27)		(0.57)	(0.13)	(0.25)	(0.37)	(0.23)	(0.10)		(0.08)	(0.25)	(0.26)	(0.17)	(0.14)
Net Realized Gains	(0.01)		(0.04)	(0.01)	—	—	(0.03)	—		—	—	—	—	—

Total Distributions	(0.28)		(0.61)	(0.14)	(0.25)	(0.37)	(0.26)	(0.10)		(0.08)	(0.25)	(0.26)	(0.17)	(0.14)

Net Asset Value, End of Period	$12.47		$13.32	$13.05	$12.03	$11.25	$11.79	$10.44		$10.58	$10.05	$10.06	$9.92	$10.02

Total Return	(4.41	%)(B)	6.91%	9.69%	9.16%	(1.53%)	(0.26%)	(0.34	%)(B)	6.13%	2.43%	4.16%	0.70%	1.42%

Net Assets, End of Period (thousands)	$7,063,901		$7,223,739	$5,622,483	$4,887,736	$4,491,326	$4,359,301	$2,220,520		$1,797,965	$1,393,554	$1,484,797	$1,441,718	$1,130,418
Ratio of Expenses to Average Net Assets	0.11	%(C)	0.11%	0.12%	0.12%	0.12%	0.12%	0.21	%(C)	0.22%	0.23%	0.24%	0.23%	0.24%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.11	%(C)	0.11%	0.12%	0.12%	0.12%	0.12%	0.21	%(C)	0.22%	0.23%	0.24%	0.23%	0.23%
Ratio of Net Investment Income to Average Net Assets	6.56	%(C)	4.58%	1.49%	2.13%	3.01%	2.14%	1.29	%(C)	1.17%	1.68%	1.98%	1.78%	1.72%
Portfolio Turnover Rate	6	%(B)	1%	15%	28%	24%	16%	33	%(B)	72%	44%	42%	39%	35%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA Global Core Plus Real Return Portfolio				DFA Municipal Real Return Portfolio
	Six Months Ended Apr 30, 2022		Period Apr 26, 2021 to Oct 31, 2021		Six Months Ended Apr 30, 2022		Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2018	Year Ended Oct 31, 2017
	(Unaudited)				(Unaudited)
Net Asset Value, Beginning of Period	$10.44		$10.00		$10.91		$10.21	$9.99	$9.71	$9.94	$9.93

Income from Investment Operations (A)
Net Investment Income (Loss)	0.08		0.08		0.05		0.11	0.15	0.16	0.15	0.13
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.57)		0.40		(0.09)		0.70	0.22	0.28	(0.23)	0.01

Total from Investment Operations	(0.49)		0.48		(0.04)		0.81	0.37	0.44	(0.08)	0.14

Less Distributions:
Net Investment Income	(0.08)		(0.04)		(0.05)		(0.11)	(0.15)	(0.16)	(0.15)	(0.13)
Net Realized Gains	(0.01)		—		—		—	—	—	—	—

Total Distributions	(0.09)		(0.04)		(0.05)		(0.11)	(0.15)	(0.16)	(0.15)	(0.13)

Net Asset Value, End of Period	$9.86		$10.44		$10.82		$10.91	$10.21	$9.99	$9.71	$9.94

Total Return	(4.78	%)(B)	4.78	%(B)	(0.39	%)(B)	8.00%	3.77%	4.56%	(0.86%)	1.42%

Net Assets, End of Period (thousands)	$343,901		$282,809		$1,640,136		$1,153,419	$856,386	$884,142	$865,710	$716,821
Ratio of Expenses to Average Net Assets	0.30	%(C)	0.30	%(C)(E)	0.23	%(C)	0.24%	0.24%	0.23%	0.23%	0.23%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.38	%(C)	0.38	%(C)(E)	0.23	%(C)	0.24%	0.24%	0.24%	0.24%	0.24%
Ratio of Net Investment Income to Average Net Assets	1.64	%(C)	1.34	%(C)(E)	0.91	%(C)	1.08%	1.51%	1.62%	1.51%	1.34%
Portfolio Turnover Rate	30	%(B)	27	%(B)	5	%(B)	14%	34%	6%	8%	4%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA California Municipal Real Return Portfolio							DFA Municipal Bond Portfolio
						Period
	Six Months		Year	Year	Year	Nov 1,		Six Months		Year	Year	Year	Year	Year
	Ended		Ended	Ended	Ended	2017 to		Ended		Ended	Ended	Ended	Ended	Ended
	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,		Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2022		2021	2020	2019	2018		2022		2021	2020	2019	2018	2017
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$10.76		$10.10	$10.02	$9.80	$10.00		$10.37		$10.50	$10.33	$9.96	$10.18	$10.22

Income from Investment Operations (A)
Net Investment Income (Loss)	0.04		0.09	0.12	0.15	0.13		0.04		0.11	0.15	0.15	0.14	0.12
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.09)		0.66	0.08	0.21	(0.22)		(0.60)		(0.13)	0.17	0.37	(0.23)	(0.04)

Total from Investment Operations	(0.05)		0.75	0.20	0.36	(0.09)		(0.56)		(0.02)	0.32	0.52	(0.09)	0.08

Less Distributions:
Net Investment Income	(0.04)		(0.09)	(0.12)	(0.14)	(0.11)		(0.04)		(0.11)	(0.15)	(0.15)	(0.13)	(0.12)
Return of Capital	—		—	(0.00)*	—	—		—		—	—	—	—	—

Total Distributions	(0.04)		(0.09)	(0.12)	(0.14)	(0.11)		(0.04)		(0.11)	(0.15)	(0.15)	(0.13)	(0.12)

Net Asset Value, End of Period	$10.67		$10.76	$10.10	$10.02	$9.80		$9.77		$10.37	$10.50	$10.33	$9.96	$10.18

Total Return	(0.51	%)(B)	7.41%	2.04%	3.73%	(0.86	%)(B)	(5.38	%)(B)	(0.23%)	3.11%	5.28%	(0.84%)	0.76%

Net Assets, End of Period (thousands)	$268,107		$214,216	$156,192	$135,575	$122,368		$703,408		$648,588	$527,633	$509,830	$453,447	$351,938
Ratio of Expenses to Average Net Assets	0.25	%(C)	0.26%	0.27%	0.28%	0.30	%(C)(E)	0.22	%(C)	0.23%	0.23%	0.22%	0.23%	0.23%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.25	%(C)	0.26%	0.28%	0.29%	0.32	%(C)(E)	0.22	%(C)	0.23%	0.23%	0.25%	0.24%	0.24%
Ratio of Net Investment Income to Average Net Assets	0.69	%(C)	0.86%	1.19%	1.46%	1.31	%(C)(E)	0.86	%(C)	1.02%	1.43%	1.51%	1.38%	1.17%
Portfolio Turnover Rate	7	%(B)	24%	21%	12%	2	%(B)	12	%(B)	15%	33%	13%	11%	8%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA Short-Term Municipal Bond Portfolio							DFA Intermediate-Term Municipal Bond Portfolio
	Six Months		Year	Year	Year	Year	Year	Six Months		Year	Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended	Ended	Ended		Ended	Ended	Ended	Ended	Ended
	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2022		2021	2020	2019	2018	2017	2022		2021	2020	2019	2018	2017
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$10.16		$10.19	$10.18	$10.10	$10.18	$10.21	$10.43		$10.58	$10.38	$9.93	$10.19	$10.25

Income from Investment Operations (A)
Net Investment Income (Loss)	—		0.03	0.09	0.12	0.11	0.10	0.07		0.14	0.16	0.16	0.15	0.14
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.12)		(0.03)	0.01	0.08	(0.08)	(0.03)	(0.57)		(0.15)	0.20	0.45	(0.26)	(0.06)

Total from Investment Operations	(0.12)		—	0.10	0.20	0.03	0.07	(0.50)		(0.01)	0.36	0.61	(0.11)	0.08

Less Distributions:
Net Investment Income	(—)		(0.03)	(0.09)	(0.12)	(0.11)	(0.10)	(0.07)		(0.14)	(0.16)	(0.16)	(0.15)	(0.14)

Total Distributions	—		(0.03)	(0.09)	(0.12)	(0.11)	(0.10)	(0.07)		(0.14)	(0.16)	(0.16)	(0.15)	(0.14)

Net Asset Value, End of Period	$10.04		$10.16	$10.19	$10.18	$10.10	$10.18	$9.86		$10.43	$10.58	$10.38	$9.93	$10.19

Total Return	(1.17	%)(B)	(0.03%)	1.02%	2.03%	0.28%	0.67%	(4.84	%)(B)	(0.11%)	3.47%	6.17%	(1.08%)	0.75%

Net Assets, End of Period (thousands)	$2,324,363		$2,436,433	$2,633,204	$2,618,249	$2,553,257	$2,531,941	$1,930,325		$2,133,305	$2,044,065	$2,069,659	$1,782,680	$1,667,648
Ratio of Expenses to Average Net Assets	0.20	%(C)	0.22%	0.22%	0.23%	0.22%	0.22%	0.20	%(C)	0.22%	0.23%	0.23%	0.22%	0.23%
Ratio of Net Investment Income to Average Net Assets	0.06	%(C)	0.29%	0.88%	1.22%	1.08%	0.96%	1.33	%(C)	1.35%	1.50%	1.57%	1.51%	1.35%
Portfolio Turnover Rate	28	%(B)	67%	140%	90%	31%	16%	10	%(B)	9%	31%	12%	6%	4%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA Selective State Municipal Bond Portfolio					DFA Short-Term Selective State Municipal Bond Portfolio
				Period		Period
	Six Months		Year	Sep 30,		Apr 12,
	Ended		Ended	2020 to		2022 to
	Apr 30,		Oct 31,	Oct 31,		Apr 30,
	2022		2021	2020		2022
	(Unaudited)					(Unaudited)
Net Asset Value, Beginning of Period	$10.00		$9.99	$10.00		$10.00

Income from Investment Operations (A)
Net Investment Income (Loss)	0.04		0.06	—		0.01
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.74)		0.01	(0.01)		(0.04)

Total from Investment Operations	(0.70)		0.07	(0.01)		(0.03)

Less Distributions:
Net Investment Income	(0.04)		(0.06)	(—)		(—)

Total Distributions	(0.04)		(0.06)	—		—

Net Asset Value, End of Period.	$9.26		$10.00	$9.99		$9.97

Total Return	(7.06	%)(B)	0.66%	(0.10	%)(B)	(0.30	%)(B)

Net Assets, End of Period (thousands)	$228,121		$267,126	$85,450		$112,867
Ratio of Expenses to Average Net Assets	0.23	%(C)	0.23%	0.23	%(C)(E)	0.21	%(C)(E)
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.28	%(C)	0.34%	0.34	%(C)(E)	0.21	%(C)(E)
Ratio of Net Investment Income to Average Net Assets	0.76	%(C)	0.64%	0.11	%(C)(E)	0.90	%(C)(E)
Portfolio Turnover Rate	21	%(B)	3%	0	%(B)	0	%(B)

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA California Short-Term Municipal Bond Portfolio							DFA California Intermediate-Term Municipal Bond Portfolio
	Six Months		Year	Year	Year	Year	Year	Six Months		Year	Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended	Ended	Ended		Ended	Ended	Ended	Ended	Ended
	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2022		2021	2020	2019	2018	2017	2022		2021	2020	2019	2018	2017
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$10.25		$10.29	$10.30	$10.23	$10.31	$10.33	$10.73		$10.85	$10.72	$10.33	$10.58	$10.62

Income from Investment Operations (A)
Net Investment Income (Loss)	0.01		0.06	0.09	0.12	0.11	0.09	0.05		0.12	0.15	0.16	0.15	0.14
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.18)		(0.05)	(0.01)	0.07	(0.09)	(0.02)	(0.61)		(0.13)	0.13	0.38	(0.25)	(0.04)

Total from Investment Operations	(0.17)		0.01	0.08	0.19	0.02	0.07	(0.56)		(0.01)	0.28	0.54	(0.10)	0.10

Less Distributions:
Net Investment Income	(0.01)		(0.05)	(0.09)	(0.12)	(0.10)	(0.09)	(0.05)		(0.11)	(0.15)	(0.15)	(0.15)	(0.14)
Return of Capital	—		—	(0.00)*	—	—	—	—		—	(0.00)*	—	—	—

Total Distributions	(0.01)		(0.05)	(0.09)	(0.12)	(0.10)	(0.09)	(0.05)		(0.11)	(0.15)	(0.15)	(0.15)	(0.14)

Net Asset Value, End of Period	$10.07		$10.25	$10.29	$10.30	$10.23	$10.31	$10.12		$10.73	$10.85	$10.72	$10.33	$10.58

Total Return	(1.64	%)(B)	0.05%	0.82%	1.88%	0.22%	0.68%	(5.20	%)(B)	(0.07%)	2.66%	5.30%	(0.96%)	0.97%

Net Assets, End of Period (thousands)	$930,566		$872,821	$1,036,970	$1,228,326	$1,185,733	$1,031,539	$527,077		$650,729	$568,867	$519,431	$435,549	$347,302
Ratio of Expenses to Average Net Assets	0.20	%(C)	0.22%	0.22%	0.23%	0.22%	0.22%	0.21	%(C)	0.23%	0.23%	0.22%	0.23%	0.23%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.20	%(C)	0.22%	0.22%	0.24%	0.22%	0.22%	0.21	%(C)	0.23%	0.23%	0.24%	0.23%	0.23%
Ratio of Net Investment Income to Average Net Assets	0.27	%(C)	0.58%	0.87%	1.19%	1.02%	0.88%	0.99	%(C)	1.07%	1.38%	1.47%	1.45%	1.36%
Portfolio Turnover Rate	25	%(B)	55%	83%	97%	39%	19%	15	%(B)	10%	33%	19%	7%	7%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA NY Municipal Bond Portfolio							DFA MN Municipal Bond Portfolio
														Period
	Six Months		Year	Year	Year	Year	Year	Six Months		Year	Year	Year	Year	Jul 25,
	Ended		Ended	Ended	Ended	Ended	Ended	Ended		Ended	Ended	Ended	Ended	2017 to
	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2022		2021	2020	2019	2018	2017	2022		2021	2020	2019	2018	2017
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period	$10.23		$10.29	$10.26	$10.10	$10.24	$10.25	$10.00		$10.15	$10.05	$9.73	$9.95	$10.00

Income from Investment Operations (A)
Net Investment Income (Loss)	0.02		0.08	0.11	0.14	0.12	0.11	0.04		0.08	0.11	0.11	0.11	0.02
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.22)		(0.07)	0.03	0.15	(0.14)	(0.01)	(0.32)		(0.10)	0.10	0.32	(0.22)	(0.05)

Total from Investment Operations	(0.20)		0.01	0.14	0.29	(0.02)	0.10	(0.28)		(0.02)	0.21	0.43	(0.11)	(0.03)

Less Distributions:
Net Investment Income	(0.02)		(0.07)	(0.11)	(0.13)	(0.12)	(0.11)	(0.04)		(0.08)	(0.11)	(0.11)	(0.11)	(0.02)
Net Realized Gains	—		—	—	—	—	—	—		(0.05)	—	—	—	—

Total Distributions	(0.02)		(0.07)	(0.11)	(0.13)	(0.12)	(0.11)	(0.04)		(0.13)	(0.11)	(0.11)	(0.11)	(0.02)

Net Asset Value, End of Period	$10.01		$10.23	$10.29	$10.26	$10.10	$10.24	$9.68		$10.00	$10.15	$10.05	$9.73	$9.95

Total Return	(1.96	%)(B)	0.10%	1.39%	2.92%	(0.20%)	0.94%	(2.84	%)(B)	(0.18%)	2.13%	4.47%	(1.16%)	(0.28	%)(B)

Net Assets, End of Period (thousands)	$126,774		$122,934	$110,128	$121,169	$100,432	$91,204	$34,916		$40,844	$38,103	$74,139	$66,318	$61,259
Ratio of Expenses to Average Net Assets	0.25	%(C)	0.25%	0.24%	0.23%	0.25%	0.25%	0.32	%(C)	0.32%	0.30%	0.30%	0.32%	0.24	%(C)(E)
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.26	%(C)	0.28%	0.28%	0.29%	0.25%	0.25%	0.39	%(C)	0.41%	0.37%	0.38%	0.38%	0.37	%(C)(E)
Ratio of Net Investment Income to Average Net Assets	0.41	%(C)	0.79%	1.07%	1.32%	1.20%	1.06%	0.74	%(C)	0.83%	1.05%	1.14%	1.09%	0.96	%(C)(E)
Portfolio Turnover Rate	23	%(B)	54%	91%	40%	27%	15%	28	%(B)	20%	27%	14%	14%	N/A	(B)

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA Oregon Municipal Bond Portfolio
					Period
	Six Months		Year	Year	Sep 10,
	Ended		Ended	Ended	2019 to
	Apr 30,		Oct 31,	Oct 31,	Oct 31,
	2022		2021	2020	2019
	(Unaudited)
Net Asset Value, Beginning of Period	$10.14		$10.21	$10.00	$10.00

Income from Investment Operations (A)
Net Investment Income (Loss)	0.02		0.05	0.09	0.01
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.53)		(0.08)	0.21	(0.01)

Total from Investment Operations	(0.51)		(0.03)	0.30	—

Less Distributions:
Net Investment Income	(0.02)		(0.04)	(0.09)	(—)
Return of Capital	—		—	(0.00)*	—

Total Distributions	(0.02)		(0.04)	(0.09)	—

Net Asset Value, End of Period	$9.61		$10.14	$10.21	$10.00

Total Return	(5.01	%)(B)	(0.25%)	3.03%	0.05	%(B)

Net Assets, End of Period (thousands)	$61,709		$54,243	$39,413	$23,144
Ratio of Expenses to Average Net Assets	0.32	%(C)	0.32%	0.29%	0.32	%(C)(E)
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.35	%(C)	0.37%	0.87%	0.65	%(C)(E)
Ratio of Net Investment Income to Average Net Assets	0.50	%(C)	0.45%	0.87%	0.47	%(C)(E)
Portfolio Turnover Rate	7	%(B)	8%	11%	0	%(B)

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

NOTES TO FINANCIAL STATEMENTS

(UNAUDITED)

A. Organization:

DFA Investment Dimensions Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of one hundred and two operational portfolios, of which twenty-nine (the “Portfolios”) are included in this report. The remaining operational portfolios are presented in separate reports. The Portfolios are investment companies, and accordingly, follow the accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Certification (“ASC”), Topic 946, “Financial Services-Investment Companies.”

The DFA Diversified Fixed Income Portfolio achieves its investment objective by investing directly in securities as listed on its Schedule of Investments and/or in other series of the Fund as indicated below (collectively, the “Underlying Funds”). The Underlying Funds’ shareholder reports are included in this report. As of April 30, 2022, the Portfolio was the owner of record of the following approximate percentages of the total outstanding shares of the following Underlying Funds as detailed below:

Fund of Funds	Underlying Funds	Percentage Ownership at 04/30/22
DFA Diversified Fixed Income Portfolio	DFA Two-Year Global Fixed Income Portfolio	12%
	DFA Intermediate Government Fixed Income Portfolio	19%

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

1. Security Valuation: The Portfolios use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)

Debt securities held by the Portfolios are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities that are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available

(including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.

Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy. Swap agreements will be valued at the price provided by an independent third-party pricing service or source. If a price is not available from an independent third-party pricing service or source, the swap agreement will be valued in good faith at fair value in accordance with procedures adopted by the Board. These securities are generally categorized as Level 2 in the hierarchy.

Shares held by the Portfolios in other investment companies (such as the Underlying Funds shares held by the DFA Diversified Fixed Income Portfolio) are valued at their respective daily net asset values as reported by their administrator. These valuations are classified as Level 1 in the hierarchy.

A summary of the inputs used to value the Portfolios’ investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Schedules of Investments. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Foreign Currency Translation: Securities and other assets and liabilities of DFA Two-Year Global Fixed Income Portfolio, DFA Selectively Hedged Global Fixed Income Portfolio, DFA Five-Year Global Fixed Income Portfolio, DFA World ex U.S. Government Fixed Income Portfolio, DFA Short-Term Extended Quality Portfolio, DFA Intermediate-Term Extended Quality Portfolio, DFA Targeted Credit Portfolio, DFA Global Core Plus Fixed Income Portfolio, DFA Global Core Plus Real Return Portfolio (the “International Fixed Income Portfolios”), DFA Investment Grade Portfolio, DFA Diversified Fixed Income Portfolio, DFA LTIP Portfolio and DFA Short-Duration Real Return Portfolio whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and ask prices for the U.S. dollar as quoted by generally recognized reliable sources. To facilitate the translation, the Portfolios enter into foreign currency contracts. A foreign currency contract is a spot agreement between two parties to buy and sell currencies at current market exchange rates, for settlement generally within two business days. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement. The International Fixed Income Portfolios, DFA Investment Grade Portfolio, DFA Diversified Fixed Income Portfolio, DFA LTIP Portfolio and DFA Short-Duration Real Return Portfolio may also enter into foreign currency forward contracts to attempt to protect against uncertainty in the level of future foreign currency rates, to hedge against fluctuations in currency exchange rates or to transfer balances from one currency to another. DFA Selectively Hedged Global Fixed Income Portfolio may hedge the currency exposure of its foreign securities or leave some or all of the currency exposure unhedged. The DFA Selectively Hedged Global Fixed Income Portfolio may also enter into foreign currency forward contracts in order to gain exposure to foreign currencies in a more efficient manner. Forward currency contracts are marked-to-market daily based on daily forward exchange rates.

The International Fixed Income Portfolios, DFA Investment Grade Portfolio, DFA Diversified Fixed Income Portfolio and DFA Short-Duration Real Return Portfolio isolate the effect of foreign currency rate fluctuations when determining the realized gain or loss upon the sale or maturity of foreign currency-denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for income tax reporting purposes.

Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the International Fixed Income Portfolios, DFA Investment Grade Portfolio, DFA Diversified Fixed Income Portfolio and DFA Short-Duration Real Return Portfolio and the U.S. dollar equivalent amounts actually received or paid.

3. Treasury Inflation-Protected Securities (TIPS): Inflation-protected securities (also known as inflation indexed securities) are securities whose principal and/or interest payments are adjusted for inflation, unlike conventional debt securities that make fixed principal and interest payments. Inflation-protected securities include Treasury Inflation-Protected Securities (“TIPS”), which are securities issued by the U.S. Treasury. The principal value of TIPS is adjusted for inflation (payable at maturity) and the semi-annual interest payments by TIPS equal a fixed percentage of the inflation-adjusted principal amount. These inflation adjustments are based upon the Consumer Price Index for Urban Consumers (CPI-U). The original principal value of TIPS is guaranteed, even during period of deflation. At maturity, TIPS are redeemed at the greater of their inflation-adjusted principal or par amount at original issue. Other types of inflation-protected securities may use other methods to adjust for inflation and other measures of inflation. Additionally, inflation-protected securities issued by entities other than the U.S. Treasury may not provide a guarantee of principal value at maturity.

4. To-Be-Announced (TBA) Commitments: TBA commitments are commitments to purchase or sell mortgage-backed securities for a fixed price at a future date, typically not exceeding 90 days. TBA’s may be considered securities in themselves and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. This risk is in addition to the risk of decline in each Portfolio’s other assets. Unsettled TBA’s are valued at the current market value of the underlying securities, according to the procedures described in the section entitled “Valuation of Securities”.

5. Deferred Compensation Plan: Each eligible Director of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/ Trustees’ Fees & Expenses.

The Directors may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the “Notice”) to defer the receipt of the Director’s deferred compensation until a date specified by such Director in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director’s first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date).

6. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities/affiliated investment companies and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities and from the investment in affiliated investment companies that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities, using the effective interest method. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or the Portfolios are allocated using methods approved by the Board, generally based on average net assets.

The Portfolios may be subject to taxes imposed by countries in which they invest with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Portfolios accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. Additionally, if there is a deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

Organizational costs are expensed during the fiscal year of inception of the Portfolios. Offering costs are amortized over a twelve-month period from the inception of the Portfolios.

C. Investment Advisor:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolios. For the six months ended April 30, 2022, the Portfolios’ investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

DFA One-Year Fixed Income Portfolio	0.13%*
DFA Two-Year Global Fixed Income Portfolio	0.14%
DFA Selectively Hedged Global Fixed Income Portfolio	0.14%
DFA Five-Year Global Fixed Income Portfolio	0.21%*
DFA World ex U.S. Government Fixed Income Portfolio	0.17%
DFA Short-Term Government Portfolio	0.16%
DFA Intermediate Government Fixed Income Portfolio	0.09%
DFA Short-Term Extended Quality Portfolio	0.18%*
DFA Intermediate-Term Extended Quality Portfolio	0.18%*
DFA Targeted Credit Portfolio	0.18%
DFA Global Core Plus Fixed Income Portfolio	0.23%*
DFA Investment Grade Portfolio	0.18%*
DFA Diversified Fixed Income Portfolio	0.12%
DFA LTIP Portfolio	0.10%
DFA Inflation-Protected Securities Portfolio	0.09%
DFA Short-Duration Real Return Portfolio	0.18%
DFA Global Core Plus Real Return Portfolio	0.23%*
DFA Municipal Real Return Portfolio	0.20%
DFA California Municipal Real Return Portfolio	0.20%
DFA Municipal Bond Portfolio	0.17%*
DFA Short-Term Municipal Bond Portfolio	0.17%*
DFA Intermediate-Term Municipal Bond Portfolio	0.17%*
DFA Selective State Municipal Bond Portfolio	0.20%
DFA Short-Term Selective State Municipal Bond Portfolio	0.18%
DFA California Short-Term Municipal Bond Portfolio	0.17%*
DFA California Intermediate-Term Municipal Bond Portfolio	0.17%*
DFA NY Municipal Bond Portfolio	0.20%
DFA MN Municipal Bond Portfolio	0.25%
DFA Oregon Municipal Bond Portfolio	0.25%

*	Effective as of February 28, 2022, the management fees payable by the following Portfolios were reduced as follows:

Portfolio	Management Fee Prior to February 28, 2022	Management Fee Effective February 28, 2022
DFA One-Year Fixed Income Portfolio	0.14%	0.10%
DFA Five-Year Global Fixed Income Portfolio	0.22%	0.20%
DFA Short-Term Extended Quality Portfolio	0.19%	0.16%
DFA Intermediate-Term Extended Quality Portfolio	0.19%	0.17%
DFA Global Core Plus Fixed Income Portfolio	0.24%	0.22%

Portfolio	Management Fee Prior to February 28, 2022	Management Fee Effective February 28, 2022
DFA Investment Grade Portfolio	0.19%	0.17%
DFA Global Core Plus Real Return Portfolio	0.24%	0.22%
DFA Municipal Bond Portfolio	0.18%	0.16%
DFA Short-Term Municipal Bond Portfolio	0.18%	0.16%
DFA Intermediate-Term Municipal Bond Portfolio	0.18%	0.16%
DFA California Short-Term Municipal Bond Portfolio	0.18%	0.16%
DFA California Intermediate-Term Municipal Bond Portfolio	0.18%	0.16%

Pursuant to Amended and Restated Fee Waiver and/or Expense Assumption Agreements (each, a “Fee Waiver Agreement”), the Advisor has contractually agreed to waive certain fees, and in certain instances, assume certain expenses of the Portfolios, as described in the notes below. The Fee Waiver Agreements for each of the Portfolios will remain in effect through February 28, 2023. The Fee Waiver Agreements may only be terminated by the Fund’s Board of Directors prior to such applicable date and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. During the six months ended April 30, 2022, the Portfolios had expense limits based on a percentage of average net assets on an annualized basis, and the Advisor recovered previously waived fees and/or assumed expenses (amounts in thousands), as listed below. The net amount of waived fees/expenses assumed (recovered previously waived fees/expenses assumed) during the six months ended April 30, 2022, and the previously waived fees/expenses assumed subject to future recovery by the Advisor as of April 30, 2022, are also reflected below (amounts in thousands). At any time that the Portfolio Expenses (defined below) of the Institutional Class of a Portfolio are less than the Expense Limitation Amount listed below, the Advisor retains the right to recover fees previously waived and/or expenses previously assumed to the extent that the expense ratio following such recovery would be less than the Expense Limitation Amount that was in place when such prior year fees were waived and/or expenses assumed, and less than the current Expense Limitation Amount in place for the Portfolio. The Fund, on behalf of the Portfolios, is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery. With respect to the DFA Short-Duration Real Return Portfolio, the Advisor shall also not be reimbursed for any management fees previously waived to offset the Portfolio’s proportionate share of the management fees paid by such Portfolio through its investment in other funds managed by the Advisor.

Institutional Class Shares	Expense Limitation Amount	Recovery of Previously Waived Fees/ Expenses Assumed	Waived Fees/ Expenses Assumed	Previously Waived Fees/ Expenses Assumed Subject to Future Recovery
DFA Selectively Hedged Global Fixed Income Portfolio (1)	0.25%	—	—	—
DFA World ex U.S. Government Fixed Income Portfolio (1)	0.20%	$11	$60	$750
DFA Short-Term Government Portfolio (2)	0.20%	—	—	—
DFA Short-Term Extended Quality Portfolio (1)	0.20%	187	9	1,488
DFA Intermediate-Term Extended Quality Portfolio (1)	0.21%	29	5	401
DFA Targeted Credit Portfolio (1)	0.20%	5	77	726
DFA Global Core Plus Fixed Income Portfolio (3)	0.30%	—	—	—
DFA Investment Grade Portfolio (4)	0.21%	517	6	1,359
DFA Diversified Fixed Income Portfolio (3)	0.15%	—	1,231	5,539
DFA LTIP Portfolio (1)	0.15%	—	—	—

Institutional Class Shares	Expense Limitation Amount	Recovery of Previously Waived Fees/ Expenses Assumed	Waived Fees/ Expenses Assumed	Previously Waived Fees/ Expenses Assumed Subject to Future Recovery
DFA Inflation-Protected Securities Portfolio (1)	0.20%	—	—	—
DFA Short-Duration Real Return Portfolio (5)	0.24%	—	—	—
DFA Global Core Plus Real Return Portfolio (3)	0.29%	$84	$139	$139
DFA Municipal Real Return Portfolio (1)	0.27%	—	—	—
DFA California Municipal Real Return Portfolio (3)	0.30%	—	—	—
DFA Municipal Bond Portfolio (1)	0.21%	64	—	35
DFA Short-Term Municipal Bond Portfolio (2)	0.30%	—	—	—
DFA Intermediate-Term Municipal Bond Portfolio (1)	0.23%	—	—	—
DFA Selective State Municipal Bond Portfolio (1)	0.23%	1	67	279
DFA Short-Term Selective State Municipal Bond Portfolio (1)	0.25%	—	—	—
DFA California Short-Term Municipal Bond Portfolio (1)	0.30%	—	—	—
DFA California Intermediate-Term Municipal Bond Portfolio (1)	0.23%	—	—	—
DFA NY Municipal Bond Portfolio (1)	0.25%	1	5	106
DFA MN Municipal Bond Portfolio (1)	0.32%	—	14	108
DFA Oregon Municipal Bond Portfolio (1)	0.32%	—	9	198

(1)

The Advisor has contractually agreed to waive all or a portion of its management fee and assume the ordinary operating expenses of a class of each of the Portfolios listed above (excluding the expenses that the Portfolio incurs indirectly through its investment in other investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of each Portfolio, on an annualized basis, to the rates listed above as a percentage of a class of the respective Portfolio’s average net assets (the “Expense Limitation Amount”). Prior to February 28, 2022, the Expense Limitation Amounts for the DFA Short-Term Extended Quality Portfolio, DFA Intermediate-Term Extended Quality Portfolio, and DFA Municipal Bond Portfolio were 0.22%, 0.22% and 0.23%, respectively.

(2)

The Advisor has contractually agreed to waive all or a portion of its management fee to the extent necessary to reduce the ordinary operating expenses (excluding expenses incurred through its investment in other investment companies) (“Portfolio Expenses”) of a class of each of the Portfolios listed above so that such Portfolio Expenses, on an annualized basis, do not exceed the rate reflected above for a class of each such Portfolio (the “Expense Limitation Amount”).

(3)

The Advisor has contractually agreed to waive all or a portion of its management fee and to assume the ordinary operating expenses of a class of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor, excluding money market funds, but excluding the expenses that the Portfolio incurs indirectly through its investment in unaffiliated investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”). Prior to February 28, 2022, the Expense Limitation Amount for the Portfolio was 0.30% of the average net assets of such class of the Portfolio on an annualized basis.

(4)

The Advisor has agreed to waive all or a portion of its management fee and to assume the expenses of a class of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in The DFA Short Term Investment Fund (the “Money Market Series”) and its investment in unaffiliated investment companies) (“Portfolio Expenses”) to the extent necessary to limit Portfolio Expenses of a class of the Portfolio, on an annualized basis, to the rate listed above as a percentage of the average net assets of a class of the Portfolio (the “Expense Limitation Amount”). Prior to February 28, 2022, the Expense Limitation Amount for the Portfolio was 0.22% of the average net assets of such class of the Portfolio on an annualized basis.

(5)

The Advisor has contractually agreed to waive up to the full amount of the Portfolio’s management fee of 0.18% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in other funds managed by the Advisor, except for the fees paid through its investment of securities lending cash collateral in the Money Market Series (the “Underlying Funds”). In addition, under the Fee Waiver Agreement, the Advisor has also agreed to waive all or a portion of the management fee and to assume the ordinary operating expenses of a class of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in the Money Market Series and the expenses that the Portfolio incurs indirectly through its investment in unaffiliated investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”).

Earned Income Credit:

Additionally, the Portfolios have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Portfolios’ custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of each Portfolio’s net assets. During the six months ended April 30, 2022, expenses reduced were as follows (amounts in thousands):

Fees Paid Indirectly
DFA Two-Year Global Fixed Income Portfolio	$(6)
DFA Selectively Hedged Global Fixed Income Portfolio	1
DFA Five-Year Global Fixed Income Portfolio	(8)
DFA World ex U.S. Government Fixed Income Portfolio	(6)
DFA Short-Term Extended Quality Portfolio	10
DFA Intermediate-Term Extended Quality Portfolio	3
DFA Targeted Credit Portfolio	5
DFA Global Core Plus Fixed Income Portfolio	6
DFA Investment Grade Portfolio	23
DFA Short-Duration Real Return Portfolio	6
DFA Municipal Real Return Portfolio	12
DFA California Municipal Real Return Portfolio	2
DFA Municipal Bond Portfolio	6
DFA Short-Term Municipal Bond Portfolio	37
DFA Intermediate-Term Municipal Bond Portfolio	10
DFA Selective State Municipal Bond Portfolio	3
DFA California Short-Term Municipal Bond Portfolio	10
DFA California Intermediate-Term Municipal Bond Portfolio	4
DFA NY Municipal Bond Portfolio	1

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the six months ended April 30, 2022, the total related amount paid by the Fund to the CCO was $59 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statements of Operations.

D. Deferred Compensation:

As of April 30, 2022, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statements of Assets and Liabilities as follows (amounts in thousands):

DFA One-Year Fixed Income Portfolio	$214
DFA Two-Year Global Fixed Income Portfolio	163
DFA Selectively Hedged Global Fixed Income Portfolio	16
DFA Five-Year Global Fixed Income Portfolio	178
DFA World ex U.S. Government Fixed Income Portfolio	6
DFA Short-Term Government Portfolio	45

DFA Intermediate Government Fixed Income Portfolio	$67
DFA Short-Term Extended Quality Portfolio	48
DFA Intermediate-Term Extended Quality Portfolio	17
DFA Targeted Credit Portfolio	2
DFA Global Core Plus Fixed Income Portfolio	(7)
DFA Investment Grade Portfolio	32
DFA Diversified Fixed Income Portfolio	(4)
DFA LTIP Portfolio	(—)
DFA Inflation-Protected Securities Portfolio	40
DFA Short-Duration Real Return Portfolio	3
DFA Global Core Plus Real Return Portfolio	(2)
DFA Municipal Real Return Portfolio	—
DFA California Municipal Real Return Portfolio	(1)
DFA Municipal Bond Portfolio	—
DFA Short-Term Municipal Bond Portfolio	44
DFA Intermediate-Term Municipal Bond Portfolio	9
DFA Selective State Municipal Bond Portfolio	(1)
DFA Short-Term Selective State Municipal Bond Portfolio	—
DFA California Short-Term Municipal Bond Portfolio	13
DFA California Intermediate-Term Municipal Bond Portfolio	2
DFA NY Municipal Bond Portfolio	—
DFA MN Municipal Bond Portfolio	—
DFA Oregon Municipal Bond Portfolio	(—)

E. Purchases and Sales of Securities:

For the six months ended April 30, 2022, the Portfolios made the following purchases and sales of investment securities, other than short-term securities and in-kind redemptions (amounts in thousands):

	U.S. Government Securities		Other Investment Securities
	Purchases	Sales	Purchases	Sales
DFA One-Year Fixed Income Portfolio	$2,150,792	$561,658	$1,187,220	$567,515
DFA Two-Year Global Fixed Income Portfolio	2,772,490	1,283,768	1,389,251	1,997,123
DFA Selectively Hedged Global Fixed Income Portfolio	105,360	54,918	255,221	340,638
DFA Five-Year Global Fixed Income Portfolio	3,323,648	3,699,808	2,815,884	3,519,016
DFA World ex U.S. Government Fixed Income Portfolio	137,516	92,934	6,353	98,586
DFA Short-Term Government Portfolio	2,700,329	2,665,878	—	—
DFA Intermediate Government Fixed Income Portfolio	448,589	1,047,843	—	—
DFA Short-Term Extended Quality Portfolio	940,366	684,120	1,921,722	1,892,488
DFA Intermediate-Term Extended Quality Portfolio	33,236	67,913	205,344	388,529
DFA Targeted Credit Portfolio	77,559	77,923	176,281	142,820

	U.S. Government Securities		Other Investment Securities
	Purchases	Sales	Purchases	Sales
DFA Global Core Plus Fixed Income Portfolio	$6,314	$14,433	$710,698	$375,413
DFA Investment Grade Portfolio	274,314	1,287,767	1,302,494	720,042
DFA Diversified Fixed Income Portfolio	296,076	321,362	96,987	47,800
DFA LTIP Portfolio	175,086	163,899	—	—
DFA Inflation-Protected Securities Portfolio	684,718	405,496	—	—
DFA Short-Duration Real Return Portfolio	434,864	408,645	655,303	205,947
DFA Global Core Plus Real Return Portfolio	48,444	55,986	126,280	36,128
DFA Municipal Real Return Portfolio	—	—	567,998	65,009
DFA California Municipal Real Return Portfolio	—	—	75,781	16,486
DFA Municipal Bond Portfolio	—	—	197,430	85,802
DFA Short-Term Municipal Bond Portfolio	—	—	744,240	556,585
DFA Intermediate-Term Municipal Bond Portfolio	—	—	199,216	254,948
DFA Selective State Municipal Bond Portfolio	—	—	55,701	66,210
DFA Short-Term Selective State Municipal Bond Portfolio	—	—	110,046	—
DFA California Short-Term Municipal Bond Portfolio	—	—	340,362	201,978
DFA California Intermediate-Term Municipal Bond Portfolio	—	—	94,916	186,736
DFA NY Municipal Bond Portfolio	—	—	37,005	25,954
DFA MN Municipal Bond Portfolio	—	—	10,421	13,451
DFA Oregon Municipal Bond Portfolio	—	—	17,239	4,389

For the six months ended April 30, 2022, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.

The amounts presented below may differ from the respective amounts presented in the corresponding Schedules of Investments, Statements of Assets and Liabilities or Statements of Operations due to rounding. The amounts are as follows (amounts in thousands):

	Balance at October 31, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at April 30, 2022	Shares as of April 30, 2022	Dividend Income	Capital Gain Distributions
DFA One-Year Fixed Income Portfolio
The DFA Short Term Investment Fund	$464,510	$3,462,273	$3,582,238	$(183)	$(9)	$344,353	29,770	$374	—

Total	$464,510	$3,462,273	$3,582,238	$(183)	$(9)	$344,353	29,770	$374	—

	Balance at October 31, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at April 30, 2022	Shares as of April 30, 2022	Dividend Income	Capital Gain Distributions
DFA Two-Year Global Fixed Income Portfolio
The DFA Short Term Investment Fund	$191,506	$1,220,955	$1,407,567	$(28)	$(8)	$4,858	420	$40	—

Total	$191,506	$1,220,955	$1,407,567	$(28)	$(8)	$4,858	420	$40	—

DFA Selectively Hedged Global Fixed Income Portfolio
The DFA Short Term Investment Fund	$11,410	$122,180	$105,661	$(3)	$(1)	$27,925	2,414	$16	—

Total	$11,410	$122,180	$105,661	$(3)	$(1)	$27,925	2,414	$16	—

DFA Five-Year Global Fixed Income Portfolio
The DFA Short Term Investment Fund	$210,450	$1,076,397	$982,231	$(55)	$(13)	$304,548	26,329	$225	—

Total	$210,450	$1,076,397	$982,231	$(55)	$(13)	$304,548	26,329	$225	—

DFA Short-Term Extended Quality Portfolio
The DFA Short Term Investment Fund	$90,204	$518,415	$403,555	$(39)	$14	$205,039	17,726	$111	—

Total	$90,204	$518,415	$403,555	$(39)	$14	$205,039	17,726	$111	—

DFA Intermediate-Term Extended Quality Portfolio
The DFA Short Term Investment Fund	$51,656	$318,119	$238,636	$(15)	—	$131,124	11,336	$73	—

Total	$51,656	$318,119	$238,636	$(15)	—	$131,124	11,336	$73	—

DFA Targeted Credit Portfolio
The DFA Short Term Investment Fund	$10,645	$157,009	$127,943	$(6)	$2	$39,707	3,433	$29	—

Total	$10,645	$157,009	$127,943	$(6)	$2	$39,707	3,433	$29	—

DFA Global Core Plus Fixed Income Portfolio
The DFA Short Term Investment Fund	$95,339	$349,171	$325,493	$(9)	$(1)	$119,007	10,288	—	—

Total	$95,339	$349,171	$325,493	$(9)	$(1)	$119,007	10,288	—	—

DFA Investment Grade Portfolio
The DFA Short Term Investment Fund	$490,081	$1,678,953	$1,453,613	$(179)	$41	$715,283	61,838	$524	—

Total	$490,081	$1,678,953	$1,453,613	$(179)	$41	$715,283	61,838	$524	—

	Balance at October 31, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at April 30, 2022	Shares as of April 30, 2022	Dividend Income	Capital Gain Distributions
DFA Diversified Fixed Income Portfolio
DFA Intermediate Government Fixed Income	$1,178,300	$96,988	$47,800	$(7,074)	$(117,941)	$1,102,473	96,034	$7,347	$12,140
DFA Two-Year Global Fixed Income	703,291	27,263	48,300	(1,424)	(18,040)	662,790	68,754	1,663	—
The DFA Short Term Investment Fund	114	332,182	319,395	(1)	—	12,900	1,115	—	—

Total	$1,881,705	$456,433	$415,495	$(8,499)	$(135,981)	$1,778,163	165,903	$9,010	$12,140

DFA Short-Duration Real Return Portfolio
The DFA Short Term Investment Fund	$17,050	$201,338	$181,488	$(3)	$(1)	$36,896	3,190	$26	—

Total	$17,050	$201,338	$181,488	$(3)	$(1)	$36,896	3,190	$26	—

DFA Global Core Plus Real Return Portfolio
DFA Short Term Investment Fund	—	$10,217	$9,905	—	—	$312	27	$1	—

Total	—	$10,217	$9,905	—	—	$312	27	$1	—

F. Federal Income Taxes:

Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2021, can occur as a result of realized gains on securities considered to be “passive foreign investment companies,” non-deductible expenses, realized foreign capital gains tax, net foreign currency gains/losses, the use of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes, distributions received from real estate investment trusts and distribution redesignations, and were reclassified to the accounts mentioned above. These reclassifications had no effect on net assets or net asset value per share.

The tax character of dividends and distributions declared and paid during the years ended October 31, 2020, and October 31, 2021, were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long- Term Capital Gains	Tax Exempt Income	Total*
DFA One-Year Fixed Income Portfolio
2020	$68,850	—	—	$68,850

	Net Investment Income and Short-Term Capital Gains	Long- Term Capital Gains	Tax Exempt Income	Total*
2021	$1,592	—	—	$1,592
DFA Two-Year Global Fixed Income Portfolio
2020	87,479	—	—	87,479
2021	30,533	—	—	30,533
DFA Selectively Hedged Global Fixed Income Portfolio
2020	30,567	—	—	30,567
2021	353	—	—	353
DFA Five-Year Global Fixed Income Portfolio
2020	335,646	—	—	335,646
2021	3,819	—	—	3,819
DFA World ex U.S. Government Fixed Income Portfolio
2020	48,102	$12,935	—	61,037
2021	18,746	10,937	—	29,683
DFA Short-Term Government Portfolio
2020	16,913	—	—	16,913
2021	1,444	—	—	1,444
DFA Intermediate Government Fixed Income Portfolio
2020	106,230	—	—	106,230
2021	91,121	131,228	—	222,349
DFA Short-Term Extended Quality Portfolio
2020	125,151	—	—	125,151
2021	21,477	—	—	21,477
DFA Intermediate-Term Extended Quality Portfolio
2020	53,409	—	—	53,409
2021	52,008	15,915	—	67,923
DFA Targeted Credit Portfolio
2020	18,526	72	—	18,598
2021	7,207	—	—	7,207
DFA Global Core Plus Fixed Income Portfolio
2020	27,050	—	—	27,050
2021	48,617	2,604	—	51,221
DFA Investment Grade Portfolio
2020	229,667	—	—	229,667
2021	257,741	—	—	257,741
DFA Diversified Fixed Income Portfolio
2020	18,821	—	—	18,821
2021	31,946	1,454	—	33,400
DFA LTIP Portfolio
2020	3,208	—	—	3,208
2021	16,485	15,336	—	31,821
DFA Inflation-Protected Securities Portfolio
2020	53,806	3,626	—	57,432
2021	290,081	18,151	—	308,232

	Net Investment Income and Short-Term Capital Gains	Long- Term Capital Gains	Tax Exempt Income	Total*
DFA Short-Duration Real Return Portfolio
2020	$37,128	—	—	$37,128
2021	11,480	—	—	11,480
DFA Global Core Plus Real Return Portfolio
2021	950	—	—	950
DFA Municipal Real Return Portfolio
2020	—	—	$12,801	12,801
2021	—	—	10,503	10,503
DFA California Municipal Real Return Portfolio
2020	—	—	1,824	1,824
2021	—	—	1,502	1,502
DFA Municipal Bond Portfolio
2020	—	—	7,369	7,369
2021	—	—	6,104	6,104
DFA Short-Term Municipal Bond Portfolio
2020	—	—	23,645	23,645
2021	—	—	6,543	6,676
DFA Intermediate-Term Municipal Bond Portfolio
2020	—	—	30,959	30,959
2021	—	—	28,015	28,015
DFA Selective State Municipal Bond Portfolio
2020	—	—	2	2
2021	—	—	1,085	1,085
DFA California Short-Term Municipal Bond Portfolio
2020	—	—	10,276	10,276
2021	—	—	4,219	4,219
DFA California Intermediate-Term Municipal Bond Portfolio
2020	—	—	7,660	7,660
2021	—	—	6,427	6,427
DFA NY Municipal Bond Portfolio
2020	—	—	1,253	1,253
2021	—	—	757	757
DFA MN Municipal Bond Portfolio
2020	—	—	730	730
2021	13	$177	323	513
DFA Oregon Municipal Bond Portfolio
2020	—	—	289	289
2021	—	—	210	210

*

Totals do not include distributions from return of capital during the year ended October 31, 2020, of $44, $0, $234, $69 and $9, and during the year ended October 31, 2021, of $0, $133, $0, $0 and $0, for the DFA California Municipal Real Return Portfolio, DFA Short-Term Municipal Bond Portfolio, DFA California Short-Term Municipal Bond Portfolio, DFA California Intermediate-Term Municipal Bond Portfolio and DFA Oregon Municipal Bond Portfolio, respectively.

The DFA Global Core Plus Real Return Portfolio commenced operations on April 26, 2021, and did not pay any distributions for the year ended October 31, 2020.

DFA Short-Term Selective State Municipal Bond Portfolio commenced operations on April 12, 2022, and did not pay any distributions for the years ended October 31, 2020 and October 31, 2021.

As of October 31, 2021, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the use of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
DFA One-Year Fixed Income Portfolio	—	—	—
DFA Two-Year Global Fixed Income Portfolio	—	—	—
DFA Selectively Hedged Global Fixed Income Portfolio	$(1,319)	—	$(1,319)
DFA Five-Year Global Fixed Income Portfolio	—	—	—
DFA World ex U.S. Government Fixed Income Portfolio	—	—	—
DFA Short-Term Government Portfolio	(204)	—	(204)
DFA Intermediate Government Fixed Income Portfolio	(7,944)	—	(7,944)
DFA Short-Term Extended Quality Portfolio	(4,881)	—	(4,881)
DFA Intermediate-Term Extended Quality Portfolio	(1,801)	$(5,438)	(7,239)
DFA Targeted Credit Portfolio	(990)	—	(990)
DFA Global Core Plus Fixed Income Portfolio	(5,882)	(89)	(5,971)
DFA Investment Grade Portfolio	(17,480)	—	(17,480)
DFA Diversified Fixed Income Portfolio	(2,525)	—	(2,525)
DFA LTIP Portfolio	(1,397)	(885)	(2,282)
DFA Inflation-Protected Securities Portfolio	(14,860)	—	(14,860)
DFA Short-Duration Real Return Portfolio	(1,641)	—	(1,641)
DFA Global Core Plus Real Return Portfolio	(21)	—	(21)
DFA Municipal Real Return Portfolio	—	—	—
DFA California Municipal Real Return Portfolio	—	—	—
DFA Municipal Bond Portfolio	—	—	—
DFA Short-Term Municipal Bond Portfolio	—	—	—
DFA Intermediate-Term Municipal Bond Portfolio	—	—	—
DFA Selective State Municipal Bond Portfolio	—	—	—
DFA California Short-Term Municipal Bond Portfolio	—	—	—
DFA California Intermediate-Term Municipal Bond Portfolio	—	—	—
DFA NY Municipal Bond Portfolio	—	—	—
DFA MN Municipal Bond Portfolio	—	—	—
DFA Oregon Municipal Bond Portfolio	—	—	—

As of October 31, 2021, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforwards	Unrealized Appreciation (Depreciation)	Total Net Distributable Earnings (Accumulated Losses)
DFA One-Year Fixed Income Portfolio	—	—	$(10,900)	$(1,034)	$(11,934)

	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforwards	Unrealized Appreciation (Depreciation)	Total Net Distributable Earnings (Accumulated Losses)
DFA Two-Year Global Fixed Income Portfolio	$13,122	—	$(18,662)	$(24,332)	$(29,872)
DFA Selectively Hedged Global Fixed Income Portfolio	20,735	—	(70,032)	(7,278)	(56,575)
DFA Five-Year Global Fixed Income Portfolio	85,965	—	(37,171)	(201,234)	(152,440)
DFA World ex U.S. Government Fixed Income Portfolio	14,199	$16,048	—	(47,435)	(17,188)
DFA Short-Term Government Portfolio	393	—	(26,485)	(21,155)	(47,247)
DFA Intermediate Government Fixed Income Portfolio	2,115	63,393	—	21,216	86,724
DFA Short-Term Extended Quality Portfolio	42,488	9,077	—	(30,419)	21,146
DFA Intermediate-Term Extended Quality Portfolio	—	34,961	—	48,859	83,820
DFA Targeted Credit Portfolio	9,529	1,911	—	(1,844)	9,596
DFA Global Core Plus Fixed Income Portfolio	37,715	21,555	—	284	59,554
DFA Investment Grade Portfolio	26,353	116,600	—	335,180	478,133
DFA Diversified Fixed Income Portfolio	791	17,880	—	3,204	21,875
DFA LTIP Portfolio	—	8,711	(2)	46,006	54,715
DFA Inflation-Protected Securities Portfolio	10,492	3,670	—	642,896	657,058
DFA Short-Duration Real Return Portfolio	14,541	—	(10,690)	68,721	72,572
DFA Global Core Plus Real Return Portfolio	896	—	—	7,218	8,114
DFA Municipal Real Return Portfolio	—	—	(4,521)	91,975	87,454
DFA California Municipal Real Return Portfolio	—	—	(1,962)	14,223	12,261
DFA Municipal Bond Portfolio	—	—	(464)	9,768	9,304
DFA Short-Term Municipal Bond Portfolio	—	—	(190)	(557)	(747)
DFA Intermediate-Term Municipal Bond Portfolio	—	—	(1,371)	61,283	59,912
DFA Selective State Municipal Bond Portfolio	—	—	(26)	(991)	(1,017)
DFA California Short-Term Municipal Bond Portfolio	—	—	(1,639)	1,220	(419)
DFA California Intermediate-Term Municipal Bond Portfolio	—	—	(397)	12,835	12,438
DFA NY Municipal Bond Portfolio	—	—	(138)	616	478
DFA MN Municipal Bond Portfolio	—	—	(—)	503	503
DFA Oregon Municipal Bond Portfolio	—	—	(109)	363	254

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2021, the Portfolios had the following capital loss carryforwards available to offset future realized capital gains with no expiration date (amounts in thousands):

	Unlimited	Total
DFA One-Year Fixed Income Portfolio	$10,900	$10,900
DFA Two-Year Global Fixed Income Portfolio	18,662	18,662
DFA Selectively Hedged Global Fixed Income Portfolio	70,032	70,032
DFA Five-Year Global Fixed Income Portfolio	37,171	37,171
DFA World ex U.S. Government Fixed Income Portfolio	—	—
DFA Short-Term Government Portfolio	26,485	26,485
DFA Intermediate Government Fixed Income Portfolio	—	—
DFA Short-Term Extended Quality Portfolio	—	—
DFA Intermediate-Term Extended Quality Portfolio	—	—
DFA Targeted Credit Portfolio	—	—
DFA Global Core Plus Fixed Income Portfolio	—	—
DFA Investment Grade Portfolio	—	—
DFA Diversified Fixed Income Portfolio	—	—
DFA LTIP Portfolio	2	2
DFA Inflation-Protected Securities Portfolio	—	—
DFA Short-Duration Real Return Portfolio	10,690	10,690
DFA Global Core Plus Real Return Portfolio	—	—
DFA Municipal Real Return Portfolio	4,521	4,521
DFA California Municipal Real Return Portfolio	1,962	1,962
DFA Municipal Bond Portfolio	464	464
DFA Short-Term Municipal Bond Portfolio	190	190
DFA Intermediate-Term Municipal Bond Portfolio	1,371	1,371
DFA Selective State Municipal Bond Portfolio	26	26
DFA California Short-Term Municipal Bond Portfolio	1,639	1,639
DFA California Intermediate-Term Municipal Bond Portfolio	397	397
DFA NY Municipal Bond Portfolio	138	138
DFA MN Municipal Bond Portfolio	—	—
DFA Oregon Municipal Bond Portfolio	109	109

During the year ended October 31, 2021, the following Portfolios used the following capital loss carryforwards to offset realized capital gains for federal income tax purposes (amounts in thousands):

DFA One-Year Fixed Income Portfolio	$753
DFA Two-Year Global Fixed Income Portfolio	772
DFA Selectively Hedged Global Fixed Income Portfolio	7,509
DFA Five-Year Global Fixed Income Portfolio	76,590
DFA Short-Term Extended Quality Portfolio	17,849
DFA Targeted Credit Portfolio	4,757
DFA LTIP Portfolio	66
DFA Short-Duration Real Return Portfolio	17,685
DFA Municipal Real Return Portfolio	2,148
DFA California Municipal Real Return Portfolio	490
DFA Municipal Bond Portfolio	1

DFA Short-Term Municipal Bond Portfolio	$108
DFA California Short-Term Municipal Bond Portfolio	200

As of April 30, 2022, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
DFA One-Year Fixed Income Portfolio	$6,417,842	$390	$(97,638)	$(97,248)
DFA Two-Year Global Fixed Income Portfolio	5,735,142	46,646	(221,017)	(174,371)
DFA Selectively Hedged Global Fixed Income Portfolio	1,209,807	10,592	(86,301)	(75,709)
DFA Five-Year Global Fixed Income Portfolio	12,732,341	73,663	(783,677)	(710,014)
DFA World ex U.S. Government Fixed Income Portfolio	1,678,575	44,117	(265,721)	(221,604)
DFA Short-Term Government Portfolio	1,704,872	—	(25,884)	(25,884)
DFA Intermediate Government Fixed Income Portfolio	5,474,993	243	(486,754)	(486,511)
DFA Short-Term Extended Quality Portfolio	7,611,063	53,827	(448,243)	(394,416)
DFA Intermediate-Term Extended Quality Portfolio	1,897,254	529	(204,355)	(203,826)
DFA Targeted Credit Portfolio	956,198	666	(65,926)	(65,260)
DFA Global Core Plus Fixed Income Portfolio	3,481,615	52,776	(402,040)	(349,264)
DFA Investment Grade Portfolio	13,339,287	7,861	(1,056,456)	(1,048,595)
DFA Diversified Fixed Income Portfolio	2,374,737	2,571	(157,061)	(154,490)
DFA LTIP Portfolio	378,978	4,551	(48,534)	(43,983)
DFA Inflation-Protected Securities Portfolio	6,996,967	206,367	(148,627)	57,740
DFA Short-Duration Real Return Portfolio	2,191,795	13,739	(131,018)	(117,279)
DFA Global Core Plus Real Return Portfolio	351,031	6,146	(50,587)	(44,441)
DFA Municipal Real Return Portfolio	1,499,553	281	(48,422)	(48,141)
DFA California Municipal Real Return Portfolio	250,919	4	(9,127)	(9,123)
DFA Municipal Bond Portfolio	731,180	53	(34,641)	(34,588)
DFA Short-Term Municipal Bond Portfolio	2,295,215	37	(26,805)	(26,768)
DFA Intermediate-Term Municipal Bond Portfolio	1,964,312	1,207	(53,581)	(52,374)
DFA Selective State Municipal Bond Portfolio	246,610	2	(19,834)	(19,832)
DFA Short-Term Selective State Municipal Bond Portfolio	110,747	6	(344)	(338)
DFA California Short-Term Municipal Bond Portfolio	925,449	36	(14,756)	(14,720)
DFA California Intermediate-Term Municipal Bond Portfolio	524,261	192	(22,524)	(22,332)
DFA NY Municipal Bond Portfolio	122,540	11	(2,089)	(2,078)
DFA MN Municipal Bond Portfolio	34,559	—	(733)	(733)
DFA Oregon Municipal Bond Portfolio	64,411	—	(3,022)	(3,022)

The difference between GAAP-basis and tax-basis unrealized gains (losses) can occur as a result of wash sales and net mark to market gains (losses) on regulated futures contracts, net mark-to-market gain/loss on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments.

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolios’ tax positions and has concluded that no additional provision for income tax is required in the Portfolios’

financial statements. The Portfolios are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolios’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Financial Instruments:

In accordance with the Portfolios’ investment objectives and policies, the Portfolios may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolios may be inhibited.

2. Inflation Protection Risks: Because the interest and/or principal payments on an inflation-protected security are adjusted periodically for changes in inflation, the income distributed by the DFA Diversified Fixed Income Portfolio, DFA LTIP Portfolio, DFA Inflation-Protected Securities Portfolio, DFA Short-Duration Real Return Portfolio, DFA Global Core Plus Real Return Portfolio, DFA Municipal Real Return Portfolio and DFA California Municipal Real Return Portfolio may be irregular. Although the U.S. Treasury guarantees to pay at maturity at least the original face value of any inflation-protected securities the Treasury issues, other issuers may not offer the same guarantee. Also, inflation-protected securities, including those issued by the U.S. Treasury, are not protected against deflation. As a result, in a period of deflation, the inflation-protected securities held by a Portfolio may not pay income and the Portfolio may suffer a loss during such periods. While inflation-protected securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in a Portfolio’s value. For example, if interest rates rise due to reasons other than inflation, the Portfolio’s investment in these securities may not be protected to the extent that the increase is not reflected in the securities’ inflation measures. Additionally, positive adjustments to principal generally will result in taxable income to a Portfolio at the time of such adjustments (which generally would be distributed by the Portfolio as part of its taxable dividends), even though the principal amount is not paid until maturity. The current market value of inflation-protected securities is not guaranteed and will fluctuate.

Derivative Financial Instruments:

Summarized below are the specific types of derivative instruments used by Portfolios.

3. Forward Currency Contracts: The Portfolios listed below may enter into foreign currency forward contracts to attempt to protect against uncertainty in the level of future foreign currency rates, to hedge against fluctuations in currency exchange rates or to transfer balances from one currency to another. The decision to hedge a Portfolio’s currency exposure with respect to a foreign market will be based primarily on the Portfolio’s existing exposure to a given foreign currency. DFA Selectively Hedged Global Fixed Income Portfolio may hedge the currency exposure of its foreign securities or leave some or all of the currency exposure unhedged. Each contract is valued daily and the change in value is recorded by the Portfolio as an unrealized gain or loss, which is presented in the Statements of Operations as the change in unrealized appreciation or depreciation of forward currency contracts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statements of Operations as a net realized gain or loss on forward currency contracts. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.

4. Swap Agreements: The Portfolios noted below may enter into inflation swap agreements to seek inflation protection. Inflation swap agreements are contracts in which one party agrees to pay the cumulative percentage increase in a price index (the Consumer Price Index with respect to CPI swaps) over the term of the swap (with some lag on the inflation index), and the other pays a compounded fixed rate. Inflation swap agreements may be used by the Portfolios to hedge the inflation risk in nominal bonds (i.e. non-inflation indexed bonds) thereby creating “synthetic” inflation-indexed bonds. Among other reasons, one factor that may lead to changes in the values of inflation swap agreements are changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, which may lead to a change in the value of an inflation swap agreement. Additionally, payments received by the Portfolios from inflation swap agreements will result in taxable income, either as ordinary income or capital gains, which will increase the amount of taxable distributions received by shareholders.

The Advisor and the Fund do not believe that a Portfolio’s obligations under swap contracts are senior securities and, accordingly, the Portfolio will not treat them as being subject to the Portfolio’s borrowing or senior securities restrictions. Most swap agreements entered into by the Portfolio will calculate the obligations of the parties to the agreement on a “net” basis, which means that the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. The Portfolio’s current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Portfolio) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the segregation of assets determined to be liquid to avoid any potential leveraging of the Portfolio’s portfolio. To the extent that a Portfolio reasonably expects a swap cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment, the Portfolio will treat the swap as illiquid and subject to its overall limit on illiquid investments of 15% of the Portfolio’s net assets. Inflation swap agreements are not currently subject to mandatory central clearing and exchange-trading.

Uncleared swaps are typically executed bilaterally with a swap dealer rather than traded on exchanges. Parties to uncleared swaps face greater counterparty credit risk than those engaging in cleared swaps since performance of uncleared swap obligations is the responsibility only of the swap counterparty rather than a clearing house, as is the case with cleared swaps. As a result, a Portfolio bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default, insolvency or bankruptcy of a swap agreement counterparty beyond any collateral received. In such an event, the Portfolio will have contractual remedies pursuant to the swap agreements, but bankruptcy and insolvency laws could affect the Portfolio’s rights as a creditor.

5. Repurchase Agreements: The Portfolios may engage in repurchase agreement transactions with institutions that the Advisor has determined are creditworthy. The Portfolios, through their custodian, receive delivery of underlying securities collateralizing a repurchase agreement. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Portfolios and the counterparty. The counterparty will be required to maintain collateral with a value at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delay or restrictions upon the Portfolios’ ability to dispose of the collateral and a possible decline in the value of the collateral during the period while the Portfolios seek to assert its rights.

Repurchase agreements (“RA”) permit the Portfolios, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the RA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Portfolios. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the RA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the RA, the Portfolios receive securities as collateral with a market value in excess of the repurchase price to be received by the Portfolios upon the maturity of the repurchase transaction. Upon a bankruptcy or insolvency of the RA counterparty, the Portfolios would recognize a liability with respect to such excess collateral to reflect the Portfolios’ obligation under bankruptcy law to return the excess to the counterparty.

The average volume (based on the open positions at each fiscal month-end) of derivative activity for the six months ended April 30, 2022 was as follows (amounts in thousands):

	Forward Currency Contracts*	Swap Contracts**
DFA Two-Year Global Fixed Income Portfolio	$2,844,669	$—
DFA Selectively Hedged Global Fixed Income Portfolio	486,925	—
DFA Five-Year Global Fixed Income Portfolio	2,827,266	—
DFA World ex U.S. Government Fixed Income Portfolio	1,784,105	—
DFA Short-Term Extended Quality Portfolio	1,684,498	—
DFA Targeted Credit Portfolio	77,504	—
DFA Global Core Plus Fixed Income Portfolio	1,668,146	—
DFA Short-Duration Real Return Portfolio	567,360	1,846,000
DFA Global Core Plus Real Return Portfolio	166,977	302,286
DFA Municipal Real Return Portfolio	—	1,256,857
DFA California Municipal Real Return Portfolio	—	226,143

*	Average amount of Currency Purchased/Sold in USD
**	Average Notional Value of agreements

The following is a summary of the Portfolios’ derivative instrument holdings categorized by primary risk exposure as of April 30, 2022 (amounts in thousands):

	Asset Derivatives Value
	Total Value at April 30, 2022	Forward Currency Contracts (1)	Swap Contracts (2)
DFA Two-Year Global Fixed Income Portfolio	$46,646	$46,646	—
DFA Selectively Hedged Global Fixed Income Portfolio	10,303	10,303	—
DFA Five-Year Global Fixed Income Portfolio	71,618	71,618	—
DFA World ex U.S. Government Fixed Income Portfolio	44,117	44,117	—
DFA Short-Term Extended Quality Portfolio	49,599	49,599	—
DFA Targeted Credit Portfolio	626	626	—
DFA Global Core Plus Fixed Income Portfolio	51,961	51,961	—
DFA Short-Duration Real Return Portfolio	159,256	11,422	$147,834
DFA Global Core Plus Real Return Portfolio	34,526	6,146	28,380
DFA Municipal Real Return Portfolio	122,336	—	122,336
DFA California Municipal Real Return Portfolio	19,063	—	19,063

	Liability Derivatives Value
	Total Value at April 30, 2022	Forward Currency Contracts (3)
DFA Two-Year Global Fixed Income Portfolio	$(5,403)	$(5,403)
DFA Selectively Hedged Global Fixed Income Portfolio	(4,960)	(4,960)
DFA Five-Year Global Fixed Income Portfolio	(7,377)	(7,377)
DFA World ex U.S. Government Fixed Income Portfolio	(861)	(861)
DFA Short-Term Extended Quality Portfolio	(874)	(874)
DFA Targeted Credit Portfolio	(15)	(15)

	Liability Derivatives Value
	Total Value at April 30, 2022	Forward Currency Contracts (3)
DFA Global Core Plus Fixed Income Portfolio	$(296)	$(296)
DFA Short-Duration Real Return Portfolio	(923)	(923)
DFA Global Core Plus Real Return Portfolio	(145)	(145)

(1)	Presented on Statements of Assets and Liabilities as Unrealized Gain on Forward Currency Contracts.
(2)	Presented on Statements of Assets and Liabilities as Unrealized Gain on Swap Contracts.
(3)	Presented on Statements of Assets and Liabilities as Unrealized Loss on Forward Currency Contracts.

The following is a summary of the realized and change in unrealized gains and losses from the Portfolios’ derivative instrument holdings categorized by primary risk exposure through the six months ended April 30, 2022 (amounts in thousands):

	Realized Gain (Loss) on Derivatives
	Total	Forward Currency Contracts (1)	Swap Contracts (2)
DFA Two-Year Global Fixed Income Portfolio	$52,280	$52,280	—
DFA Selectively Hedged Global Fixed Income Portfolio	(116)	(116)	—
DFA Five-Year Global Fixed Income Portfolio	9,933	9,933	—
DFA World ex U.S. Government Fixed Income Portfolio	76,047	76,047	—
DFA Short-Term Extended Quality Portfolio	49,842	49,842	—
DFA Targeted Credit Portfolio	920	920	—
DFA Global Core Plus Fixed Income Portfolio	49,128	49,128	—
DFA Short-Duration Real Return Portfolio	24,305	11,215	$13,090
DFA Global Core Plus Real Return Portfolio	6,091	4,579	1,512
DFA Municipal Real Return Portfolio	3,245	—	3,245
DFA California Municipal Real Return Portfolio	2,014	—	2,014

	Change in Unrealized Appreciation (Depreciation) on Derivatives
	Total	Forward Currency Contracts (3)	Swap Contracts (4)
DFA Two-Year Global Fixed Income Portfolio	$63,536	$63,536	—
DFA Selectively Hedged Global Fixed Income Portfolio	10,055	10,055	—
DFA Five-Year Global Fixed Income Portfolio	97,545	97,545	—
DFA World ex U.S. Government Fixed Income Portfolio	50,353	50,353	—
DFA Short-Term Extended Quality Portfolio	56,233	56,233	—
DFA Targeted Credit Portfolio	740	740	—
DFA Global Core Plus Fixed Income Portfolio	60,012	60,012	—
DFA Short-Duration Real Return Portfolio	91,477	18,619	$72,858
DFA Global Core Plus Real Return Portfolio	23,546	6,082	17,464
DFA Municipal Real Return Portfolio	58,728	—	58,728

	Change in Unrealized Appreciation (Depreciation) on Derivatives
	Total	Forward Currency Contracts (3)	Swap Contracts (4)
DFA California Municipal Real Return Portfolio	$8,544	—	$8,544

(1)	Presented on Statements of Operations as Net Realized Gain (Loss) on: Forward Currency Contracts.
(2)	Presented on Statements of Operations as Net Realized Gain (Loss) on: Swap Contracts.
(3)	Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) of: Forward Currency Contracts.
(4)	Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) of: Swap Contracts.

Offsetting of Derivative Assets and Derivative Liabilities

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (OTC) derivatives and forward currency contracts and typically contains, among other things, provisions in the event of a default and/or termination event and may also include collateral posting items. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted, if any, and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.

The Portfolios are subject to master netting agreements (“MNA”) with certain counterparties that govern the terms of derivative transactions and reduce the counterparty risk associated with such transactions by specifying offsetting mechanisms and collateral posting arrangements at pre-arranged exposure levels. Since different types of transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different MNA, possibly resulting in the need for multiple agreements with a single counterparty. As the MNA’s are specific to unique operations of different asset types, they allow each Portfolio to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single MNA with a counterparty. Certain MNA’s contain provisions which allow for the net settlement of receivable and payable positions with the same counterparty if defined conditions are met.

The following table presents the Portfolios’ gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Portfolios as of April 30, 2022 (amounts in thousands):

		Net	Gross Amounts Not					Net	Gross Amounts Not
		Amounts	Offset in the					Amounts	Offset in the
		of	Statements of Assets					of	Statements of Assets
		Assets	and Liabilities					Liabilities	and Liabilities
		Presented						Presented
	Gross	in the					Gross	in the
	Amounts of	Statements					Amounts of	Statements
	Recognized	of Assets	Financial	Non-Cash	Cash	Net	Recognized	of Assets	Financial	Non-Cash	Cash	Net
	Assets	and	Instruments	Collateral	Collateral	Amount	Liabilities	and	Instruments	Collateral	Collateral	Amount
Description	(a)	Liabilities	(b)	Received	Received	(c)	(a)	Liabilities	(d)	Pledged	Pledged	(e)
	Assets						Liabilities
DFA Two-Year Global Fixed Income Portfolio
Bank of America Corp	$4,362	$4,362	$(1,727)	—	—	$2,635	$1,727	$1,727	$(1,727)	—	—	—
BNY Mellon	3,380	3,380	—	—	—	3,380	—	—	—	—	—	—
Royal Bank of Canada	308	308	(171)	—	—	137	171	171	(171)	—	—	—
State Street Bank and Trust	15,491	15,491	(569)	—	—	14,922	569	569	(569)	—	—	—
JP Morgan	2,413	2,413	—	—	—	2,413	—	—	—	—	—	—
HSBC Bank	8,404	8,404	(1,872)	—	—	6,532	1,872	1,872	(1,872)	—	—	—
UBS AG	10,156	10,156	(201)	—	—	9,955	201	201	(201)	—	—	—
Bank of New York	—	—	—	—	—	—	863	863	—	—	—	$863
Morgan Stanley and Co. International	2,132	2,132	—	—	—	2,132	—	—	—	—	—	—

Total	$46,646	$46,646	$(4,540)	—	—	$42,106	$5,403	$5,403	$(4,540)	—	—	$863

DFA Selectively Hedged Global Fixed Income Portfolio
Morgan Stanley and Co. International	$222	$222	—	—	—	$222	—	—	—	—	—	—
Royal Bank of Scotland	—	—	—	—	—	—	$622	$622	—	—	—	$622
Bank of America Corp	—	—	—	—	—	—	127	127	—	—	—	127
Barclays Capital	7,241	7,241	—	—	—	7,241	—	—	—	—	—	—
Bank of New York	—	—	—	—	—	—	3,632	3,632	—	—	—	3,632
HSBC Bank	1,969	1,969	—	—	—	1,969	—	—	—	—	—	—
State Street Bank and Trust	871	871	—	—	—	871	—	—	—	—	—	—
Australia And New Zealand Banking Group	—	—	—	—	—	—	546	546	—	—	—	546
Citibank, N.A	—		—		—	—	15	15	—	—	—	15
JP Morgan	—	—	—	—	—	—	17	17	—	—	—	17

Total	$10,303	$10,303	—	—	—	$10,303	$4,959	$4,959	—	—	—	$4,959

		Net	Gross Amounts Not					Net	Gross Amounts Not
		Amounts	Offset in the					Amounts	Offset in the
		of	Statements of Assets					of	Statements of Assets
		Assets	and Liabilities					Liabilities	and Liabilities
		Presented						Presented
	Gross	in the					Gross	in the
	Amounts of	Statements					Amounts of	Statements
	Recognized	of Assets	Financial	Non-Cash	Cash	Net	Recognized	of Assets	Financial	Non-Cash	Cash	Net
	Assets	and	Instruments	Collateral	Collateral	Amount	Liabilities	and	Instruments	Collateral	Collateral	Amount
Description	(a)	Liabilities	(b)	Received	Received	(c)	(a)	Liabilities	(d)	Pledged	Pledged	(e)
	Assets						Liabilities
DFA Five-Year Global Fixed Income Portfolio
JP Morgan	$861	$861	$(349)	—	—	$512	$349	$349	$(349)	—	—	—
Mellon Bank	640	640	—	—	—	640	—	—	—	—	—	—
Societe Generale	307	307	—	—	—	307	—	—	—	—	—	—
Citibank, N.A	1,650	1,650	(8)	—	—	1,642	8	8	(8)	—	—	—
Bank of America Corp	1,462	1,462	(1,462)	—	—	—	2,953	2,953	(1,462)	—	—	$1,491
Bank of New York	12,263	12,263	(1,327)	—	—	10,936	1,327	1,327	(1,327)	—	—	—
State Street Bank and Trust	14,267	14,267	(987)	—	—	13,280	987	987	(987)	—	—	—
UBS AG	11,031	11,031	—	—	—	11,031	—	—	—	—	—	—
Barclays Capital	6,866	6,866	—	—	—	6,866	—	—	—	—	—	—
Morgan Stanley and Co. International	—	—	—	—	—	—	1,612	1,612	—	—	—	1,612
HSBC Bank	22,271	22,271	(141)	—	—	22,130	141	141	(141)	—	—	—

Total	$71,618	$71,618	$(4,274)	—	—	$67,344	$7,377	$7,377	$(4,274)	—	—	$3,103

DFA World ex U.S. Government Fixed Income Portfolio
Mellon Bank	$464	$464	—	—	—	$464	—	—	—	—	—	—
State Street Bank and Trust	19,562	19,562	$(9)	—	—	19,553	$9	$9	$(9)	—	—	—
Morgan Stanley and Co. International	—	—	—	—	—	—	40	40	—	—	—	$40
Societe Generale	1,034	1,034	—	—	—	1,034	—	—	—	—	—	—
Citibank, N.A	—	—	—	—	—	—	12	12	—	—	—	12
Barclays Capital	7,580	7,580	(173)	—	—	7,407	173	173	(173)	—	—	—
Bank of America Corp	7,112	7,112	(10)	—	—	7,102	10	10	(10)	—	—	—
JP Morgan	838	838	(15)	—	—	823	15	15	(15)	—	—	—
UBS AG	5,812	5,812	—	—	—	5,812	—	—	—	—	—	—
HSBC Bank	1,714	1,714	(274)	—	—	1,440	274	274	(274)	—	—	—
Australia And New Zealand Banking Group	—	—	—	—	—	—	172	172	—	—	—	172
Royal Bank of
Scotland	—	—	—	—	—	—	155	155	—	—	—	155

Total	$44,116	$44,116	$(481)	—	—	$43,635	$860	$860	$(481)	—	—	$379

		Net	Gross Amounts Not					Net	Gross Amounts Not
		Amounts	Offset in the					Amounts	Offset in the
		of	Statements of Assets					of	Statements of Assets
		Assets	and Liabilities					Liabilities	and Liabilities
		Presented						Presented
	Gross	in the					Gross	in the
	Amounts of	Statements					Amounts of	Statements
	Recognized	of Assets	Financial	Non-Cash	Cash	Net	Recognized	of Assets	Financial	Non-Cash	Cash	Net
	Assets	and	Instruments	Collateral	Collateral	Amount	Liabilities	and	Instruments	Collateral	Collateral	Amount
Description	(a)	Liabilities	(b)	Received	Received	(c)	(a)	Liabilities	(d)	Pledged	Pledged	(e)
	Assets						Liabilities
DFA Short-Term Extended Quality Portfolio
JP Morgan	$461	$461	—	—	—	$461	—	—	—	—	—	—
State Street Bank and Trust	21,826	21,826	$(61)	—	—	21,765	$61	$61	$(61)	—	—	—
HSBC Bank	10,867	10,867	—	—	—	10,867	—	—	—	—	—	—
Bank of America Corp	7,992	7,992	(246)	—	—	7,746	246	246	(246)	—	—	—
Barclays Capital	2,359	2,359	—	—	—	2,359	—	—	—	—	—	—
Australia & New Zealand Banking Group Ltd	—	—	—	—	—	—	192	192	—	—	—	$192
Royal Bank of Scotland	—	—	—	—	—	—	289	289	—	—	—	289
Morgan Stanley and Co. International	6,012	6,012	—	—	—	6,012	—	—	—	—	—	—
BNY Mellon	83	83	(83)	—	—	—	86	86	(83)	—	—	3

Total	$49,600	$49,600	$(390)	—	—	$49,210	$874	$874	$(390)	—	—	$484

DFA Targeted Credit Portfolio
State Street Bank and Trust	$514	$514	—	—	—	$514	—	—	—	—	—	—
Morgan Stanley and Co. International	112	112	—	—	—	112	—	—	—	—	—	—
Citibank, N.A	—	—	—	—	—	—	$15	$15	—	—	—	$15

Total	$626	$626	—	—	—	$626	$15	$15	—	—	—	$15

DFA Global Core Plus Fixed Income Portfolio
State Street Bank and Trust	$27,787	$27,787	$(10)	—	—	$27,777	$10	$10	$(10)	—	—	—
HSBC Bank	12,514	12,514	(23)	—	—	12,491	23	23	(23)	—	—	—
Australia and New Zealand Banking Group Ltd	577	577	—	—	—	577	—	—	—	—	—	—
Royal Bank of Scotland	228	228	(70)	—	—	158	70	70	(70)	—	—	—
BNY Mellon	21	21	—	—	—	21	—	—	—	—	—	—
Morgan Stanley and Co. International	10,314	10,314	—	—	—	10,314	—	—	—	—	—	—
Goldman Sachs Capital Markets L.P	5	5	(5)	—	—	—	12	12	(5)	—	—	$7
Bank of New York	—	—	—	—	—	—	113	113	—	—	—	113
UBS AG	487	487	(64)	—	—	423	64	64	(64)	—	—	—
Citibank, N.A	29	29	(5)	—	—	24	5	5	(5)	—	—	—

Total	$51,962	$51,962	$(177)	—	—	$51,785	$297	$297	$(177)	—	—	$120

		Net	Gross Amounts Not					Net	Gross Amounts Not
		Amounts	Offset in the					Amounts	Offset in the
		of	Statements of Assets					of	Statements of Assets
		Assets	and Liabilities					Liabilities	and Liabilities
		Presented						Presented
	Gross	in the					Gross	in the
	Amounts of	Statements					Amounts of	Statements
	Recognized	of Assets	Financial	Non-Cash	Cash	Net	Recognized	of Assets	Financial	Non-Cash	Cash	Net
	Assets	and	Instruments	Collateral	Collateral	Amount	Liabilities	and	Instruments	Collateral	Collateral	Amount
Description	(a)	Liabilities	(b)	Received	Received	(c)	(a)	Liabilities	(d)	Pledged	Pledged	(e)
	Assets						Liabilities
DFA Short-Duration Real Return Portfolio
Deutsche Bank AG	$62,207	$62,207	—	—	$(62,207)	—	—	—	—	—	—	—
Citibank, N.A	29,786	29,786	$(34)	—	(29,752)	—	$34	$34	$(34)	—	—	—
Bank of America Corp	54,771	54,771	—	$(54,771)	—	—	—	—	—	—	—	—
ANZ Securities	1,183	1,183	(84)	—	—	$1,099	84	84	(84)	—	—	—
State Street Bank and Trust	6,524	6,524	—	—	—	6,524	—	—	—	—	—	—
Bank of New York	1,759	1,759	(129)	—	—	1,630	129	129	(129)	—	—	—
Morgan Stanley and Co. International	1,070	1,070	(10)	—	—	1,060	10	10	(10)	—	—	—
HSBC Bank	1,509	1,509	(262)	—	—	1,247	262	262	(262)	—	—	—
Societe Generale	44	44	—	—	—	44	—	—	—	—	—	—
Barclays Capital	403	403	(403)	—	—	—	404	404	(403)	—	—	$1

Total	$159,256	$159,256	$(922)	$(54,771)	$(91,959)	$11,604	$923	$923	$(922)	—	—	$1

DFA Global Core Plus Real Return Portfolio
Bank of America Corp	$19,098	$19,098	$(89)	—	—	$19,009	$89	$89	$(89)	—	—	—
Citibank, N.A	954	954	(34)	—	$(850)	70	34	34	(34)	—	—	—
Deutsche Bank AG	9,298	9,298	—	—	(9,220)	78	—	—	—	—	—	—
State Street Bank and Trust	1,623	1,623	(4)	—	—	1,619	4	4	(4)	—	—	—
HSBC Bank	877	877	(17)	—	—	860	17	17	(17)	—	—	—
ANZ Securities	324	324	—	—	—	324	—	—	—	—	—	—
Societe Generale	37	37	—	—	—	37	—	—	—	—	—	—
Morgan Stanley and Co. International	2,315	2,315	—	—	—	2,315	—	—	—	—	—	—

Total	$34,526	$34,526	$(144)	—	$(10,070)	$24,312	$144	$144	$(144)	—	—	—

DFA Municipal Real Return Portfolio
Citibank, N.A	$52,287	$52,287	—	—	$(52,287)	—	—	—	—	—	—	—
Bank of America Corp	69,021	69,021	—	—	—	$69,021	—	—	—	—	—	—
Morgan Stanley and Co. International	1,028	1,028	—	—	(1,028)	—	—	—	—	—	—	—

Total	$122,336	$122,336	—	—	$(53,315)	$69,021	—	—	—	—	—	—

DFA California Municipal Real Return Portfolio
Citibank, N.A	$7,308	$7,308	—	—	$(7,308)	—	—	—	—	—	—	—
Bank of America Corp	11,082	11,082	—	—	—	$11,082	—	—	—	—	—	—
Merrill Lynch Capital Services, Inc	649	649	—	—	—	649	—	—	—	—	—	—
Morgan Stanley and Co. International	24	24	—	—	—	24	—	—	—	—	—	—

Total	$19,063	$19,063	—	—	$(7,308)	$11,755	—	—	—	—	—	—

(a)	No amounts have been netted against the gross amounts recognized in the Statements of Assets and Liabilities.
(b)

Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.

(c)	Represents the net amount due from counterparties in the event of default.

(d)

Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.

(e)	Represents the net amount due to counterparties in the event of default.

Note I contains information regarding securities lending amounts that are subject to netting arrangements.

H. Line of Credit and Interfund Lending Program:

The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 6, 2022, with its domestic custodian bank. A line of credit with similar terms was in effect through April 6, 2022. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 5, 2023.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 2, 2022. A line of credit with similar terms was in effect through January 1, 2022. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit agreement expires on January 1, 2023.

For the six months ended April 30, 2022, borrowings by the following Portfolios under the lines of credit were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding*	Interest Expense Incurred	Maximum Amount Borrowed During the Period	Outstanding Borrowings as of 04/30/2022
DFA World ex U.S. Government Fixed Income Portfolio	0.83%	$33,174	4	$3	$35,355	—
DFA Intermediate-Term Municipal Bond Portfolio	1.08%	5,812	1	—	5,812	—

*	Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2022, that the Portfolios’ available line of credit was used.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Portfolios may participate in an interfund lending program among certain portfolios managed by the Advisor. The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.

The Portfolios did not use the interfund lending program during the six months ended April 30, 2022.

I. Securities Lending:

Each Portfolio with securities on loan invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolios’ collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

Subject to their stated investment policies, each Portfolio with securities on loan will generally invest the cash collateral received for the loaned securities in the Money Market Series, an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. Such Portfolios also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, each Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2022 (amounts in thousands):

	Remaining Contractual Maturity of the Agreements As of April 30, 2022
	Overnight and		Between
	Continuous	<30 days	30 & 90 days	>90 days	Total
Securities Lending Transactions
DFA One-Year Fixed Income Portfolio
Agency Obligations, Bonds, U.S. Treasury Obligations	$344,526	—	—	—	$344,526
DFA Two-Year Global Fixed Income Portfolio
Bonds	4,875	—	—	—	4,875
DFA Selectively Hedged Global Fixed Income Portfolio
Bonds	27,928	—	—	—	27,928
DFA Five-Year Global Fixed Income Portfolio
Bonds	304,620	—	—	—	304,620
DFA Short-Term Extended Quality Portfolio
Bonds, U.S. Treasury Obligations	205,043	—	—	—	205,043

	Remaining Contractual Maturity of the Agreements As of April 30, 2022
	Overnight and		Between
	Continuous	<30 days	30 & 90 days	>90 days	Total
Securities Lending Transactions
DFA Intermediate-Term Extended Quality Portfolio
Agency Obligations, Bonds	$131,176	—	—	—	$131,176
DFA Targeted Credit Portfolio
Bonds	39,713	—	—	—	39,713
DFA Global Core Plus Fixed Income Portfolio
Bonds	119,033	—	—	—	119,033
DFA Investment Grade Portfolio
Agency Obligations, Bonds	715,652	—	—	—	715,652
DFA Diversified Fixed Income Portfolio
U.S. Treasury Obligations	12,900	—	—	—	12,900
DFA Short-Duration Real Return Portfolio
Bonds	36,898	—	—	—	36,898
DFA Global Core Plus Real Return Portfolio
Bonds	312	—	—	—	312

J. Indemnitees; Contractual Obligations:

Under the Fund’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

K. Recently Issued Accounting Standards and Regulations:

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the Portfolios’ financial statements.

In October 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies. Rule 18f-4 (the “Derivatives Rule”) imposes limits on the amount of derivatives contracts the Portfolios could enter, eliminate the asset segregation framework currently used by the Portfolios to comply with Section 18 of the 1940 Act, and require funds whose use of derivatives is more than a limited specified exposure to establish and maintain a derivatives risk management program and appoint a derivatives risk manager. The Derivatives Rule became effective February 19, 2021 and the Portfolios are required to comply on August 19, 2022. Management is currently evaluating the effect, if any, the Derivatives Rule will have on the Portfolios.

On December 3, 2020, the SEC adopted new Rule 2a-5 (the “Valuation Rule”) under the Investment Company Act of 1940, establishing an updated regulatory framework for fund valuation. The Valuation Rule, in part, provides a framework for good faith fair value determination and permits a Board to designate fair value determinations to a fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Valuation Rule became effective on March 8, 2021, with a compliance date of September 8, 2022. Management is currently evaluating the Valuation Rule and its effect on the Portfolios.

L. Russia and Ukraine Conflict:

As a result of the conflict between Russia and Ukraine that began in February 2022, economic sanctions have been placed on Russia and certain of its citizens. It is uncertain how long the conflict, economic sanctions, and any resulting effect on global markets will continue. Management is currently evaluating the effect of these developments on the Portfolios.

M. Other:

As of April 30, 2022, the following number of shareholders held the following approximate percentages of the Portfolios’ outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

		Approximate
		Percentage
	Number of	of Outstanding
	Shareholders	Shares
DFA One-Year Fixed Income Portfolio	4	73%
DFA Two-Year Global Fixed Income Portfolio	6	89%
DFA Selectively Hedged Global Fixed Income Portfolio	3	87%
DFA Five-Year Global Fixed Income Portfolio	3	79%
DFA World ex U.S. Government Fixed Income Portfolio	5	81%
DFA Short-Term Government Portfolio	5	92%
DFA Intermediate Government Fixed Income Portfolio	4	86%
DFA Short-Term Extended Quality Portfolio	4	82%
DFA Intermediate-Term Extended Quality Portfolio	3	79%
DFA Targeted Credit Portfolio	4	90%
DFA Global Core Plus Fixed Income Portfolio	5	94%
DFA Investment Grade Portfolio	4	83%
DFA Diversified Fixed Income Portfolio	3	95%
DFA LTIP Portfolio	7	83%
DFA Inflation-Protected Securities Portfolio	3	49%
DFA Short-Duration Real Return Portfolio	4	87%
DFA Global Core Plus Real Return Portfolio	3	94%
DFA Municipal Real Return Portfolio	4	94%
DFA California Municipal Real Return Portfolio	4	100%
DFA Municipal Bond Portfolio	5	96%
DFA Short-Term Municipal Bond Portfolio	4	92%
DFA Intermediate-Term Municipal Bond Portfolio	3	83%
DFA Selective State Municipal Bond Portfolio	3	93%
DFA Short-Term Selective State Municipal Bond Portfolio	1	99%
DFA California Short-Term Municipal Bond Portfolio	3	94%
DFA California Intermediate-Term Municipal Bond Portfolio	3	94%
DFA NY Municipal Bond Portfolio	3	90%

		Approximate
		Percentage
	Number of	of Outstanding
	Shareholders	Shares
DFA MN Municipal Bond Portfolio	2	95%
DFA Oregon Municipal Bond Portfolio	3	96%

The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business (for example, claw back litigation against former shareholders of portfolio companies that filed for bankruptcy, such as the now ended litigation involving The Tribune Company and the ongoing litigation involving Nine West). Although management currently believes that resolving claims against the Portfolios, individually or in aggregate, will not have a material adverse impact on the Portfolios’ financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

N. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Portfolios through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

RESULTS OF THE SHAREHOLDER MEETING

On December 29, 2021, DFA Investment Dimensions Group Inc. (“DFAIDG”) held a Special Joint Meeting of Shareholders for the purpose of considering and voting upon the election of Directors. Directors were elected by the shareholders of all series of DFAIDG, including each of the Portfolios. The results of the voting were as follows:

DFAIDG

Proposal: Election of Directors*

	For Vote	Withhold Vote	Total Vote	% For Vote	% Withhold Vote	% Total Vote
1. Reena Aggarwal	9,921,508,370	63,420,976	9,984,929,347	99.36%	0.64%	100.00%
2. David P. Butler	9,883,286,256	101,643,091	9,984,929,347	98.98%	1.02%	100.00%
3. George M Constantinides	9,821,909,934	163,019,413	9,984,929,347	98.37%	1.63%	100.00%
4. Douglas W. Diamond	9,882,157,782	102,771,565	9,984,929,347	98.97%	1.03%	100.00%
5. Darrell Duffie	9,882,905,906	102,023,441	9,984,929,347	98.98%	1.02%	100.00%
6. Francis A. Longstaff	9,921,901,084	63,028,263	9,984,929,347	99.37%	0.63%	100.00%
7. Gerard K. O’Reilly	9,882,646,658	102,282,689	9,984,929,347	98.98%	1.02%	100.00%
8. Abbie J. Smith	9,830,541,976	154,387,371	9,984,929,347	98.45%	1.55%	100.00%
9. Heather E. Tookes	9,923,656,008	61,273,339	9,984,929,347	99.39%	0.61%	100.00%
10. Ingrid M. Werner	9,883,645,976	101,283,371	9,984,929,347	98.99%	1.01%	100.00%

*	Results are for all series within DFAIDG

DIMENSIONAL INVESTMENT GROUP INC.

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

Six Months Ended April 30, 2022

EXPENSE TABLES

	Beginning	Ending		Expenses
	Account	Account	Annualized	Paid
	Value	Value	Expense	During
	11/01/21	04/30/22	Ratio (1)	Period (1)
DFA Two-Year Fixed Income Portfolio
Actual Fund Return	$1,000.00	$968.80	0.21%	$1.03
Hypothetical 5% Annual Return	$1,000.00	$1,023.75	0.21%	$1.05
DFA Two-Year Government Portfolio
Actual Fund Return	$1,000.00	$969.30	0.19%	$0.93

DISCLOSURE OF FUND EXPENSES

CONTINUED

	Beginning	Ending		Expenses
	Account	Account	Annualized	Paid
	Value	Value	Expense	During
	11/01/21	04/30/22	Ratio (1)	Period (1)
Hypothetical 5% Annual Return	$1,000.00	$1,023.85	0.19%	$0.95

(1)

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

DIMENSIONAL INVESTMENT GROUP INC.

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For Dimensional Investment Group Inc., this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. Dimensional Investment Group Inc. filed its most recent Form N-PORT with the SEC on March 29, 2022. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following tables, which present portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, are provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

FIXED INCOME PORTFOLIOS

DFA Two-Year Fixed Income Portfolio
Consumer, Non-cyclical	1.4%
Energy	2.0%
Financial	13.6%
Foreign Government	12.9%
Supranational	7.4%
Technology	1.5%
U.S. Government	61.2%

100.0%

DFA Two-Year Government Portfolio
U.S. Government	100.0%

100.0%

DFA TWO-YEAR FIXED INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

	Face Amount	Value†
	(000)
BONDS — (33.4%)
Alberta, Province of Canada
2.950%, 01/23/24	250	$250,509
Amazon.com, Inc.
2.730%, 04/13/24	1,000	998,900
Apple, Inc.
# 2.850%, 05/11/24	2,000	1,999,151
Asian Development Bank
1.625%, 03/15/24	3,600	3,527,943
BNG Bank NV
Ω 2.625%, 02/27/24	398	396,966
Caisse d’Amortissement de la Dette Sociale	2,625	2,652,536
Ω 3.375%, 03/20/24
Cooperatieve Rabobank UA
# 1.375%, 01/10/25	2,230	2,112,134
Equinor ASA
# 2.650%, 01/15/24	2,812	2,793,439
Erste Abwicklungsanstalt
Ω 0.250%, 03/01/24	1,600	1,527,056
European Investment Bank
3.125%, 12/14/23	750	755,551
3.250%, 01/29/24	200	201,863
2.625%, 03/15/24	1,000	998,171
FMS Wertmanagement
2.750%, 01/30/24	750	749,728
Inter-American Development Bank
0.250%, 11/15/23	300	289,324
3.000%, 02/21/24	574	576,821
International Bank for Reconstruction & Development
2.500%, 03/19/24	1,262	1,256,556
2.250%, 03/28/24	2,100	2,078,388
Kommunalbanken AS
Ω 2.750%, 02/05/24	2,932	2,931,073
Kommunekredit
1.000%, 12/15/23	2,590	2,519,878
Kommuninvest I Sverige AB
Ω 0.375%, 02/16/24	2,750	2,636,881
Kreditanstaltfuer Wiederaufbau
0.250%, 03/08/24	1,900	1,815,614
Landeskreditbank Baden-Wuerttemberg Foerderbank
Ω 0.250%, 02/12/24	1,838	1,758,606
National Australia Bank Ltd.
#Ω 1.388%, 01/12/25	2,760	2,617,170

	Face Amount	Value†
	(000)
Nordic Investment Bank
0.375%, 09/20/24	450	$424,184
Oesterreichische Kontrollbank AG
0.500%, 09/16/24	300	283,565
Ontario, Province of Canada
3.050%, 01/29/24	2,000	2,008,708
Province of Alberta Canada
3.350%, 11/01/23	2,447	2,469,684
Roche Holdings, Inc.
Ω 1.882%, 03/08/24	1,000	981,211
Skandinaviska Enskilda Banken AB
#Ω 0.650%, 09/09/24	261	244,626
Svensk Exportkredit AB
1.750%, 12/12/23	1,500	1,476,945
0.375%, 07/30/24	1,000	945,565
Svenska Handelsbanken AB
3.900%, 11/20/23	2,900	2,939,713
Ω 0.550%, 06/11/24	500	471,552
Swedbank AB
Ω 0.600%, 09/25/23	822	793,238
Westpac Banking Corp.
# 3.300%, 02/26/24	1,000	1,003,153
1.019%, 11/18/24	1,800	1,705,196

TOTAL BONDS		53,191,598

U.S. TREASURY OBLIGATIONS — (52.7%)
U.S. Treasury Notes
0.125%, 08/31/23	6,450	6,253,225
# 0.125%, 09/15/23	10,690	10,357,190
# 0.250%, 09/30/23	9,600	9,303,750
0.125%, 10/15/23	9,250	8,936,728
0.375%, 10/31/23	9,400	9,102,578
1.625%, 10/31/23	500	493,418
0.250%, 11/15/23	9,250	8,930,225
0.500%, 11/30/23	10,800	10,451,953
0.125%, 12/15/23	3,600	3,459,656
# 0.750%, 12/31/23	3,850	3,732,395
# 2.625%, 12/31/23	300	300,164
# 0.125%, 01/15/24	3,750	3,594,434
0.875%, 01/31/24	4,100	3,975,719
0.625%, 10/15/24	485	459,651

DFA TWO-YEAR FIXED INCOME PORTFOLIO

CONTINUED

	Face Amount	Value†
	(000)
1.000%, 12/15/24	4,800	$4,576,125

TOTAL U.S. TREASURY OBLIGATIONS		83,927,211

TOTAL INVESTMENT SECURITIES (Cost $140,303,033)		137,118,809

	Shares
TEMPORARY CASH INVESTMENTS — (1.9%)
State Street Institutional U.S. Government Money Market Fund 0.290%	2,968,449	2,968,449

	Shares	Value†
SECURITIES LENDING COLLATERAL — (12.0%)
@§ The DFA Short Term Investment Fund	1,649,145	$19,075,656

TOTAL INVESTMENTS — (100.0%) (Cost $162,347,474)		$159,162,914

Summary of the Portfolio’s investments as of April 30, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Bonds	—	$53,191,598	—	$53,191,598
U.S. Treasury Obligations	—	83,927,211	—	83,927,211
Temporary Cash Investments	$2,968,449	—	—	2,968,449
Securities Lending Collateral	—	19,075,656	—	19,075,656

TOTAL	$2,968,449	$156,194,465	—	$159,162,914

See accompanying Notes to Financial Statements.

DFA TWO-YEAR GOVERNMENT PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

	Face Amount	Value†
	(000)
U.S. TREASURY OBLIGATIONS — (99.3%)
U.S. Treasury Notes
0.125%, 08/15/23	11,600	$11,263,328
0.125%, 08/31/23	16,600	16,093,570
0.125%, 09/15/23	16,575	16,058,974
0.250%, 09/30/23	16,500	15,990,820
0.125%, 10/15/23	16,600	16,037,805
0.375%, 10/31/23	16,500	15,977,930
0.250%, 11/15/23	16,600	16,026,133
0.500%, 11/30/23	2,400	2,322,656
2.125%, 11/30/23	8,425	8,368,723
0.125%, 12/15/23	6,000	5,766,094
0.750%, 12/31/23	750	727,090
2.625%, 12/31/23	1,800	1,800,984
0.125%, 01/15/24	8,000	7,668,125
0.875%, 01/31/24	8,100	7,854,469
0.750%, 11/15/24	500	474,219
1.000%, 12/15/24	16,750	15,968,769
1.125%, 01/15/25	9,750	9,306,680

TOTAL U.S. TREASURY OBLIGATIONS Cost ($ 172,792,978)		167,706,369

	Shares
TEMPORARY CASH INVESTMENTS — (0.7%)
State Street Institutional U.S. Government Money Market Fund 0.290%	1,207,353	1,207,353

TOTAL INVESTMENTS — (100.0%) (Cost $ 174,000,331)		$168,913,722

Summary of the Portfolio’s investments as of April 30, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	—	$167,706,369	—	$167,706,369
Temporary Cash Investments	$1,207,353	—	—	1,207,353

TOTAL	$1,207,353	$167,706,369	—	$168,913,722

See accompanying Notes to Financial Statements.

DIMENSIONAL INVESTMENT GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2022

(Unaudited)

(Amounts in thousands, except share and per share amounts)

	DFA Two-Year Fixed Income Portfolio*	DFA Two-Year Government Portfolio
ASSETS:
Investment Securities at Value (including $18,671 and $0 of securities on loan, respectively)	$137,119	$167,706
Temporary Cash Investments at Value & Cost	2,968	1,207
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $19,076 and $0, respectively)	19,076	—
Receivables:
Dividends and Interest	395	282
Securities Lending Income	4	—
Fund Shares Sold	728	411
Prepaid Expenses and Other Assets	21	19

Total Assets	160,311	169,625

LIABILITIES:
Payables:
Upon Return of Securities Loaned	19,080	—
Investment Securities Purchased	2,576	729
Fund Shares Redeemed	53	3
Due to Advisor	14	16
Accrued Expenses and Other Liabilities	34	24

Total Liabilities	21,757	772

NET ASSETS	$138,554	$168,853

Institutional Class Shares — based on net assets of $138,554 and $168,853 and shares outstanding of 14,401,895 and 17,879,518, respectively	$9.62	$9.44

NUMBER OF SHARES AUTHORIZED	300,000,000	300,000,000

Investment Securities at Cost	$140,303	$172,793

NET ASSETS CONSIST OF:
Paid-In Capital	$142,365	$175,774
Total Distributable Earnings (Loss)	(3,811)	(6,921)

NET ASSETS	$138,554	$168,853

*	See Note H in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

DIMENSIONAL INVESTMENT GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2022

(Unaudited)

(Amounts in thousands)

	DFA Two-Year Fixed Income Portfolio#	DFA Two-Year Government Portfolio
Investment Income
Interest	$338	$429
Income from Securities Lending	18	—

Total Investment Income	356	429

Fund Expenses
Investment Management Fees	72	105
Accounting & Transfer Agent Fees	10	17
Custodian Fees	2	1
Filing Fees	15	13
Shareholders’ Reports	11	11
Directors’/Trustees’ Fees & Expenses	(1)	(1)
Previously Waived Fees Recovered by Advisor (Note C)	1	8
Other	2	3

Total Fund Expenses	112	157

Fees Waived, Expenses Reimbursed by Advisor (Note C)	5	—

Net Expenses	107	157

Net Investment Income (Loss)	249	272

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	(484)	(555)
Affiliated Investment Companies Shares Sold	(5)	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(3,025)	(4,769)

Net Realized and Unrealized Gain (Loss)	(3,514)	(5,324)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(3,265)	$(5,052)

**	Net of foreign capital gain taxes withheld of $0 and $0, respectively.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

DIMENSIONAL INVESTMENT GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	DFA Two-Year Fixed Income Portfolio		DFA Two-Year Government Portfolio
	Six Months Ended Apr 30, 2022	Year Ended Oct 31, 2021	Six Months Ended Apr 30, 2022	Year Ended Oct 31, 2021
	(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$249	$(4)	$272	$(128)
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	(484)	20	(555)	28
Affiliated Investment Companies Shares Sold	(5)	—	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(3,025)	(181)	(4,769)	(378)

Net Increase (Decrease) in Net Assets Resulting from Operations	(3,265)	(165)	(5,052)	(478)

Distributions:
Institutional Class Shares	(118)	(21)	(175)	—
Capital Share Transactions (1):
Shares Issued	59,908	28,935	28,292	57,744
Shares Issued in Lieu of Cash Distributions	118	21	175	—
Shares Redeemed	(14,238)	(33,068)	(19,663)	(49,714)

Net Increase (Decrease) from Capital Share Transactions	45,788	(4,112)	8,804	8,030

Total Increase (Decrease) in Net Assets	42,405	(4,298)	3,577	7,552
Net Assets
Beginning of Period	96,149	100,447	165,276	157,724

End of Period	$138,554	$96,149	$168,853	$165,276

(1) Shares Issued and Redeemed:
Shares Issued	6,168	2,907	2,953	5,911
Shares Issued in Lieu of Cash Distributions	12	2	18	—
Shares Redeemed	(1,455)	(3,321)	(2,049)	(5,088)

Net Increase (Decrease) from Shares Issued and Redeemed	4,725	(412)	922	823

*	Net of foreign capital gain taxes withheld for the period ended April 30, 2022 of $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2021 of $0 and $0, respectively.

See accompanying Notes to Financial Statements.

DIMENSIONAL INVESTMENT GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA Two-Year Fixed Income Portfolio							DFA Two-Year Government Portfolio
	Six Months		Year	Year	Year	Year	Year	Six Months		Year	Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended	Ended	Ended		Ended	Ended	Ended	Ended	Ended
	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2022		2021	2020	2019	2018	2017	2022		2021	2020	2019	2018	2017
	(Unaudited)							(Unaudited)
Net Asset Value, Beginning of Period.	$9.94		$9.96	$9.97	$9.91	$9.98	$10.00	$9.75		$9.78	$9.77	$9.72	$9.81	$9.88

Income from Investment Operations (A)
Net Investment Income (Loss)	0.02		(—)	0.10	0.23	0.19	0.11	0.02		(0.01)	0.04	0.20	0.17	0.09
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.33)		(0.02)	—	0.07	(0.10)	(0.02)	(0.32)		(0.02)	0.03	0.05	(0.11)	(0.07)

Total from Investment Operations	(0.31)		(0.02)	0.10	0.30	0.09	0.09	(0.30)		(0.03)	0.07	0.25	0.06	0.02
Less Distributions:
Net Investment Income	(0.01)		(—)	(0.11)	(0.24)	(0.16)	(0.11)	(0.01)		—	(0.06)	(0.20)	(0.15)	(0.09)

Total Distributions	(0.01)		—	(0.11)	(0.24)	(0.16)	(0.11)	(0.01)		—	(0.06)	(0.20)	(0.15)	(0.09)

Net Asset Value, End of Period	$9.62		$9.94	$9.96	$9.97	$9.91	$9.98	$9.44		$9.75	$9.78	$9.77	$9.72	$9.81

Total Return	(3.12	%)(B)	(0.18%)	1.00%	3.07%	0.86%	0.92%	(3.07	%)(B)	(0.31%)	0.77%	2.63%	0.60%	0.19%

Net Assets, End of Period (thousands)	$138,554		$96,149	$100,447	$105,173	$128,569	$78,815	$168,853		$165,276	$157,724	$121,148	$124,210	$112,934
Ratio of Expenses to Average Net Assets	0.21	%(C)	0.21%	0.22%	0.25%	0.21%	0.24%	0.19	%(C)	0.20%	0.21%	0.26%	0.20%	0.23%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	0.22	%(C)	0.24%	0.25%	0.25%	0.21%	0.24%	0.19	%(C)	0.21%	0.22%	0.26%	0.20%	0.23%
Ratio of Net Investment Income to Average Net Assets	0.48	%(C)	—	0.98%	2.34%	1.92%	1.14%	0.33	%(C)	(0.08%)	0.45%	2.06%	1.76%	0.93%
Portfolio Turnover Rate	47	%(B)	186%	65%	50%	89%	115%	58	%(B)	108%	103%	57%	115%	176%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DIMENSIONAL INVESTMENT GROUP INC.

NOTES TO FINANCIAL STATEMENTS

(UNAUDITED)

A. Organization:

Dimensional Investment Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of eleven portfolios, two of which, DFA Two-Year Fixed Income Portfolio and DFA Two-Year Government Portfolio (the “Portfolios”) are presented in this report. The remaining operational portfolios are presented in separate reports. The Portfolios are investment companies, and accordingly, follow the accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Certification (“ASC”), Topic 946, “Financial Services-Investment Companies.”

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

1. Security Valuation: The Portfolios use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)

Debt securities held by the Portfolios are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities that are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.

A summary of the inputs used to value the Portfolios’ investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Schedules of Investments. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Deferred Compensation Plan: Each eligible Director of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/ Trustees’ Fees & Expenses.

The Directors may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the “Notice”) to defer the receipt of the Director’s deferred compensation until a date specified by such Director in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director’s first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date).

C. Investment Advisor:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolios. For the six months ended April 30, 2022, the Portfolios’ investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

DFA Two-Year Fixed Income Portfolio	0.14%
DFA Two-Year Government Portfolio	0.13	%*

*	Effective as of February 28, 2022, the management fee payable by DFA Two-Year Government Portfolio was reduced from 0.14% to 0.10%.

Pursuant to Fee Waiver and/or Expense Assumption Agreements (each, a “Fee Waiver Agreement”), the Advisor has contractually agreed to waive certain fees, and in certain instances, assume certain expenses of the Portfolios, as described below. The Fee Waiver Agreement for the Portfolios will remain in effect through February 28, 2023, may only be terminated by the Fund’s Board of Directors prior to that date and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. During the six months ended April 30, 2022, the Portfolios had expense limits based on a percentage of average net assets on an annualized basis, and the Advisor recovered previously waived fees and/or assumed expenses (amounts in thousands), as listed below. The net amount of waived fees/expenses assumed (recovered previously waived fees/expenses assumed) during the six months ended April 30, 2022, and the previously waived fees/expenses assumed subject to future recovery by the Advisor as of April 30, 2022, are also reflected below (amounts in thousands). At any time that the Portfolio Expenses (defined below) of the Institutional Class of a Portfolio are less than the Expense Limitation Amount listed below, the Advisor retains the right to recover fees previously waived and/or expenses previously assumed to the extent that the expense ratio following such recovery would be less than the Expense Limitation Amount that was in place when such prior year fees were waived and/or expenses assumed, and less than the current Expense Limitation Amount in place for the Portfolio. The Fund, on behalf of the Portfolios, is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery.

Institutional Class Shares	Expense Limitation Amount	Recovery of Previously Waived Fees/ Expenses Assumed	Waived Fees/ Expenses Assumed	Previously Waived Fees/ Expenses Assumed Subject to Future Recovery
DFA Two-Year Fixed Income Portfolio (1)	0.21%	$1	$5	$43
DFA Two-Year Government Portfolio (1)	0.17%	8	—	5

(1)

The Advisor has contractually agreed to waive all or a portion of its management fee and assume the ordinary operating expenses of a class of a Portfolio (excluding the expenses that the Portfolio incurs indirectly through its investment in other investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio, on an annualized basis, to the rates listed above as a percentage of a class of the Portfolio’s average net assets (the “Expense Limitation Amount”). Prior to February 28, 2022, the Expense Limitation Amount for the DFA Two-Year Government Portfolio was 0.20%.

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the six months ended April 30, 2022, the total related amount paid by the Fund to the CCO was $9 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statements of Operations.

D. Deferred Compensation:

As of April 30, 2022, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statements of Assets and Liabilities as follows (amounts in thousands):

DFA Two-Year Fixed Income Portfolio	$2
DFA Two-Year Government Portfolio	4

E. Purchases and Sales of Securities:

For the six months ended April 30, 2022, the Portfolios made the following purchases and sales of investment securities, other than short-term securities and in-kind redemptions (amounts in thousands):

	U.S. Government Securities		Other Investment Securities
	Purchases	Sales	Purchases	Sales
DFA Two-Year Fixed Income Portfolio	$75,366	$31,531	$51,673	$14,183
DFA Two-Year Government Portfolio	137,575	93,167	—	—

For the six months ended April 30, 2022, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.

The amounts presented below may differ from the respective amounts presented in the corresponding Schedules of Investments, Statements of Assets and Liabilities or Statements of Operations due to rounding. The amounts are as follows (amounts in thousands):

	Balance at October 31, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at April 30, 2022	Shares as of April 30, 2022	Dividend Income	Capital Gain Distributions
DFA Two-Year Fixed Income Portfolio
The DFA Short Term Investment Fund	$18,891	$213,437	$213,247	$(5)	—	$19,076	1,649	$28	—

Total	$18,891	$213,437	$213,247	$(5)	—	$19,076	1,649	$28	—

F. Federal Income Taxes:

Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2021, can occur as a result of realized gains on securities considered to be “passive foreign investment companies,” non-deductible expenses, realized foreign capital gains tax, net foreign currency gains/losses, the use of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes, distributions received from real estate investment trusts and distribution redesignations, and were reclassified to the accounts mentioned above. These reclassifications had no effect on net assets or net asset value per share.

The tax character of dividends and distributions declared and paid during the years ended October 31, 2020, and October 31, 2021, were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Tax Exempt Income	Total
DFA Two-Year Fixed Income Portfolio
2020	$1,122	—	—	$1,122
2021	21	—	—	21
DFA Two-Year Government Portfolio
2020	888	—	—	888
2021	—	—	—	—

As of October 31, 2021, the Portfolios did not have any net investment income and short-term capital gains or long-term capital gains distributions designated for federal income tax purposes due to the use of accumulated earnings and profits distributed to shareholders upon redemption of shares.

As of October 31, 2021, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforwards	Unrealized Appreciation (Depreciation)	Total Net Distributable Earnings (Accumulated Losses)
DFA Two-Year Fixed Income Portfolio	—	—	$(255)	$(159)	$(414)
DFA Two-Year Government Portfolio	—	—	(1,368)	(319)	(1,687)

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2021, the Portfolios had the following capital loss carryforwards available to offset future realized capital gains with no expiration date (amounts in thousands):

	Unlimited	Total
DFA Two-Year Fixed Income Portfolio	$255	$255
DFA Two-Year Government Portfolio	1,368	1,368

During the year ended October 31, 2021, the Portfolios used the following capital loss carryforwards to offset realized capital gains for federal income tax purposes (amounts in thousands):

DFA Two-Year Fixed Income Portfolio	$18
DFA Two-Year Government Portfolio	29

As of April 30, 2022, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
DFA Two-Year Fixed Income Portfolio	$162,348	—	$(3,185)	$(3,185)
DFA Two-Year Government Portfolio	174,000	—	(5,087)	(5,087)

The difference between GAAP-basis and tax-basis unrealized gains (losses) can occur as a result of wash sales and net mark to market gains (losses) on regulated futures contracts, net mark-to-market gain/loss on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments.

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolios’ tax positions and has concluded that no additional provision for income tax is required in the Portfolios’ financial statements. The Portfolios are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolios’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Line of Credit and Interfund Lending Program:

The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 6, 2022, with its domestic custodian bank. A line of credit with similar terms was in effect through April 6, 2022. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 5, 2023.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 2, 2022. A line of credit with similar terms was in effect through January 1, 2022. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit agreement expires on January 1, 2023.

There were no borrowings by the Portfolios under the lines of credit during the six months ended April 30, 2022.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Portfolios may participate in an interfund lending program among certain portfolios managed by the Advisor. The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.

The Portfolios did not use the interfund lending program during the six months ended April 30, 2022.

H. Securities Lending:

Each Portfolio with securities on loan invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolios’ collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

Subject to their stated investment policies, each Portfolio with securities on loan will generally invest the cash collateral received for the loaned securities in the Money Market Series, an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. Such Portfolios also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, each Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2022 (amounts in thousands):

	Remaining Contractual Maturity of the Agreements As of April 30, 2022
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
DFA Two-Year Fixed Income Portfolio
Bonds, U.S. Treasury Obligations	$19,080	—	—	—	$19,080

I. Indemnitees; Contractual Obligations:

Under the Fund’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

J. Recently Issued Accounting Standards and Regulations:

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the Portfolios’ financial statements.

In October 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies. Rule 18f-4 (the “Derivatives Rule”) imposes limits on the amount of derivatives contracts the Portfolios could enter, eliminate the asset segregation framework currently used by the Portfolios to comply with Section 18 of the 1940 Act, and require Portfolios whose use of derivatives is more than a limited specified exposure to establish and maintain a derivatives risk management program and appoint a derivatives risk manager. The Derivatives Rule became effective February 19, 2021 and the Portfolios are required to comply on August 19, 2022. Management is currently evaluating the effect, if any, the Derivatives Rule will have on the Portfolios.

On December 3, 2020, the SEC adopted new Rule 2a-5 (the “Valuation Rule”) under the Investment Company Act of 1940, establishing an updated regulatory framework for fund valuation. The Valuation Rule, in part, provides a framework for good faith fair value determination and permits a Board to designate fair value determinations to a fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Valuation Rule became effective on March 8, 2021, with a compliance date of September 8, 2022. Management is currently evaluating the Valuation Rule and its effect on the Portfolios.

K. Russia and Ukraine Conflict:

As a result of the conflict between Russia and Ukraine that began in February 2022, economic sanctions have been placed on Russia and certain of its citizens. It is uncertain how long the conflict, economic sanctions, and any resulting effect on global markets will continue. Management is currently evaluating the effect of these developments on the Portfolios.

L. Other:

As of April 30, 2022, the following number of shareholders held the following approximate percentages of the Portfolios’ outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

	Number of Shareholders	Approximate Percentage of Outstanding Shares
DFA Two-Year Fixed Income Portfolio	3	95%
DFA Two-Year Government Portfolio	4	97%

The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business (for example, claw back litigation against former shareholders of portfolio companies that filed for bankruptcy, such as the now ended litigation involving The Tribune Company and the ongoing litigation involving Nine West). Although management currently believes that resolving claims against the Portfolios, individually or in aggregate, will not have a material adverse impact on the Portfolios’ financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

M. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Portfolios through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

RESULTS OF THE SHAREHOLDER MEETING

On December 29, 2021, Dimensional Investment Group Inc. (“DIG”) held a Special Joint Meeting of Shareholders for the purpose of considering and voting upon the election of Directors. Directors were elected by the shareholders of all series of DIG, including each of the Portfolios. The results of the voting were as follows:

DIG

Proposal: Election of Directors*

	For Vote	Withhold Vote	Total Vote	% For Vote	% Withhold Vote	% Total Vote
1. Reena Aggarwal	670,675,676	4,853,187	675,528,863	99.28%	0.72%	100.00%
2. David P. Butler	670,412,079	5,116,784	675,528,863	99.24%	0.76%	100.00%
3. George M Constantinides	667,473,344	8,055,519	675,528,863	98.81%	1.19%	100.00%
4. Douglas W. Diamond	670,102,186	5,426,677	675,528,863	99.20%	0.80%	100.00%
5. Darrell Duffie	670,307,396	5,221,467	675,528,863	99.23%	0.77%	100.00%
6. Francis A. Longstaff	670,676,753	4,852,110	675,528,863	99.28%	0.72%	100.00%
7. Gerard K. O’Reilly	670,543,896	4,984,967	675,528,863	99.26%	0.74%	100.00%
8. Abbie J. Smith	668,026,571	7,502,292	675,528,863	98.89%	1.11%	100.00%
9. Heather E. Tookes	670,812,115	4,716,748	675,528,863	99.30%	0.70%	100.00%
10. Ingrid M. Werner	671,092,724	4,436,139	675,528,863	99.34%	0.66%	100.00%

*	Results are for all series within DIG

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available (1) without charge, upon request, by calling collect: (512) 306-7400; (2) from the Advisor’s website at http://us.dimensional.com; and (3) on the SEC’s website at http://www.sec.gov. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC’s website at http://www.sec.gov and from the Advisor’s website at http://us.dimensional.com/about-us/investment-stewardship and reflects the twelve-month period beginning July 1st and ending June 30th.

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM

Each series/portfolio of DFA Investment Dimensions Group Inc., Dimensional Investment Group Inc., Dimensional Emerging Markets Value Fund, Dimensional ETF Trust and The DFA Investment Trust Company, except for The DFA Short Term Investment Fund (each, a “Fund”), has adopted and implemented a written liquidity risk management program (the “Program”) pursuant to Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The Program includes policies and procedures reasonably designed to assess and manage each Fund’s liquidity risk (which is defined as the “risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund”) and to comply with the requirements of the Liquidity Rule, including with respect to: (i) assessment, management and periodic review of liquidity risk; (ii) classification of portfolio holdings; (iii) establishment of a highly liquid investment minimum (“HLIM”), as applicable; (iv) illiquid investments; and (v) redemptions in-kind.

Each Fund’s Board of Directors/Trustees (collectively, the “Board”) previously approved the designation of the Liquidity Risk Management Committee of Dimensional Fund Advisors LP, each Fund’s investment advisor, to serve as administrator of the Program (the “Program Administrator”). The Program Administrator oversees the monitoring of liquidity and liquidity risk for each Fund on an ongoing basis.

At a meeting of the Board held on March 24-25, 2022, the Program Administrator provided its annual written report (the “Report”) to the Board addressing the operation of the Program and assessing its adequacy and effectiveness of implementation and any material changes to the Program for the period from January 1, 2021 through December 31, 2021 (the “Reporting Period”).

The Program Administrator conducted an annual review of each Fund’s liquidity risk in accordance with the requirements of the Liquidity Rule, taking into account the following factors enumerated in the Liquidity Rule and identified in the Program, as applicable:

1) Each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions, including: (i) whether the Fund’s investment strategy is appropriate for an open-end fund; (ii) the extent to which the Fund’s strategy involves a relatively concentrated portfolio or large positions in particular issuers; (iii) the Fund’s use of borrowings for investment purposes; and (iv) the Fund’s use of derivatives;

2) Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions;

3) Holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources; and

4) For the series of the Dimensional ETF Trust that operate as exchange-traded funds (“ETFs”), in addition to the factors above: (i) the relationship between the ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including, the efficiency of the arbitrage function and the level of active participation by market participants (including authorized participants); and (ii) the effect of the composition of baskets on the overall liquidity of the ETF’s portfolio.

Based on the information considered, which included a review of notable liquidity matters that arose during the Reporting Period such as the impacts of extended market holidays and the transition away from the London Inter-Bank Offered Rate on the Funds’ portfolio liquidity, as applicable, the Report concluded that each of the Funds continues to have an investment strategy that is appropriate for an open-end fund, and that each of the Funds is reasonably likely to be able to meet redemption requests without significant dilution of remaining shareholders’ interests in the Fund. The Report further noted the flexibility of the Funds to draw on a line of credit and/or engage in interfund lending, as applicable.

In accordance with the Program, each Fund’s portfolio investments were classified into one of four liquidity categories as provided in the Liquidity Rule as applicable during the Reporting Period. Liquidity classification determinations take into account a variety of factors including market, trading and investment-specific considerations, as well as market depth in accordance with the requirements of the Liquidity Rule and as specified in the Program, and generally incorporate analysis from a third-party data vendor. The Report reviewed the adequacy of the vendor methodology and services provided to the Funds during the Reporting Period and noted that the liquidity model functioned as intended.

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM

CONTINUED

Pursuant to the Liquidity Rule, no Fund may acquire any illiquid investment if, after the acquisition, the Fund would have invested more than 15% of its assets in illiquid investments that are assets. The Report concluded that the Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirements, as applicable, and that such provisions were implemented effectively during the Reporting Period.

In addition, the Report also referenced the ability of each Fund to effect in-kind redemptions to manage liquidity as needed and actual in-kind transactions pursuant to the Funds’ applicable policies and procedures effected during the Reporting Period. The Report further noted that the ETFs settle redemptions in-kind with authorized participants in the primary market.

During the Reporting Period, each of the Funds that is subject to the HLIM provisions of the Program qualified as a fund that primarily holds assets that are highly liquid investments and, therefore, no Fund was required to establish or comply with an HLIM as set forth in the Program.

On the basis of the review, the Report concluded that: (i) the Program remains reasonably designed to manage each Fund’s liquidity risk; (ii) the Program was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk during the Reporting Period; and (iii) each Fund was able to meet requests for redemption without significant dilution of remaining investors in the Fund during the Reporting Period.

BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

At the Board meeting held on December 14-15, 2021 (the “Meeting”), the Boards of Directors of DFA Investment Dimensions Group Inc. and Dimensional Investment Group Inc. (together, the “Board”) considered the continuation of the investment management agreements for each portfolio (except the New Fund, as defined below) (collectively, the “Funds”) and, if applicable, a Fund’s sub-advisory agreements. For certain Funds, Dimensional Fund Advisors Ltd. or DFA Australia Limited serves as a sub-advisor. (The investment management agreements and the sub-advisory agreements are referred to as the “Management Agreements,” and the Advisor and sub-advisors are referred to as the “Advisor.”)

Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Management Agreements. At a Board meeting held on October 29, 2021, the Board discussed the materials provided by the Advisor, the independent reports prepared by Access Data Inc. (the “Access Data Reports”), and issues related to the continuation of the Management Agreements. Also in advance of the Meeting, the Independent Board Members met with their independent counsel to discuss the materials and management provided additional materials to address and respond to questions that the Independent Board Members posed after their review and analysis of materials provided by the Advisor and the Access Data Reports.

At the Meeting, the Board considered a number of factors when considering the continuation of each Management Agreement for a Fund, including: (i) the nature, extent and quality of services provided by the Advisor to each Fund; (ii) the performance of each Fund and the Advisor; (iii) the fees and expenses borne by each Fund; (iv) the profitability realized by the Advisor from the relationship with each Fund; and (v) whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of the management fee charged.

When considering the nature and quality of the services provided by the Advisor to a Fund, the Board reviewed: (a) the scope and depth of the Advisor’s organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor’s investment global advisory capabilities. The Board evaluated the Advisor’s portfolio management process and discussed the unique features of the Advisor’s investment approach. The Board also considered the nature and character of non-investment advisory services provided by the Advisor, including administrative services. After analyzing the caliber of services provided by the Advisor to each Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to each Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

In considering the performance of each Fund, the Board analyzed the Access Data Reports, which compared the performance of each Fund with other funds in its respective peer group and investment category. The Board also reviewed the performance analysis prepared by the Advisor, which presented the performance of each Fund and its benchmark index, over multiple performance periods, along with the Advisor’s explanation of the performance. The Board concluded that the Advisor’s explanations provided a sound basis for understanding the comparative performance of the Funds. The Board determined, among other things, that after considering each Fund’s investment strategies and the expectations of its shareholder base, the performance of each Fund was reasonable as compared with relevant performance standards and appropriate market indexes.

When considering the fees and expenses borne by each Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Access Data Reports. The Board also considered the proposed reduction of the management fee for certain Funds. The Board concluded that the effective management fees and total expenses of each Fund over various periods were favorable in relation to those of its peer funds, and that the management fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large.

BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

CONTINUED

The Board considered the profitability of each Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to each Fund. The Board considered the profitability to the Advisor of managing and servicing the Funds and the Advisor’s unregistered clients, such as collective trusts, group trusts and separate accounts. Upon closely examining the Advisor’s profitability, the Board concluded, among other things, that it was reasonable and similar to the profitability reported in previous years.

The Board also discussed whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of management fees charged. For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of management fees charged were inapplicable to each Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.

After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Management Agreement for each Fund was in the best interests of the Fund and its shareholders.

Also at the Meeting, the Board of DFA Investment Dimensions Group Inc. considered the approval of the Investment Management Agreement for the DFA Short-Term Selective State Municipal Bond Portfolio (the “New Fund”) and the New Fund’s sub-advisory agreements. Dimensional Fund Advisors Ltd. and DFA Australia Limited serve as sub-advisors. (The Investment Management Agreement and the sub-advisory agreements are referred to as the “Management Agreements,” and the Advisor and sub-advisors are referred to as the “Advisor.”)

At the Meeting, the Board considered a number of factors when considering the approval of each Management Agreement for the New Fund, including: (i) the nature, extent and quality of services to be provided by the Advisor to the New Fund; (ii) the performance of the Advisor; (iii) the fees and expenses to be borne by the New Fund; (iv) the profitability to be realized by the Advisor from the relationship with the New Fund; and (v) whether economies of scale would be realized by the Advisor with respect to the New Fund as it grows larger, and the extent to which this is reflected in the level of the management fee charged.

When considering the nature and quality of the services to be provided by the Advisor to the New Fund, the Board reviewed: (a) the scope and depth of the Advisor’s organization; (b) the experience and expertise of its investment professionals that will be providing management services to the New Fund; and (c) the Advisor’s investment advisory capabilities. The Board evaluated the Advisor’s portfolio management process and discussed the unique features of the Advisor’s investment approach. The Board also considered the nature and character of non-investment management services that will be provided by the Advisor, including administrative services. After analyzing the caliber of services to be provided by the Advisor to the New Fund, both quantitatively and qualitatively, the Board concluded that the nature, extent and quality of services to be provided to the New Fund were consistent the New Fund’s anticipated operational requirements.

The Board also noted that, as the New Fund had not yet commenced investment operations, there was no investment performance for either the New Fund or the Advisor in managing the New Fund for the Board to evaluate. Furthermore, the Board noted that the Advisor could not report any financial results from its relationship with the New Fund because the New Fund had not yet commenced investment operations, and thus, the Board could not evaluate profitability.

The Board also considered the proposed fees and projected expenses for the New Fund, and compared the fees to be charged to the New Fund by the Advisor to the fees charged by the Advisor to other relevant investment portfolios managed by the Advisor, and to the fees charged other mutual funds managed by third parties in the New Fund’s anticipated peer group for comparable services. The Board concluded, among other things, that the proposed management fee and anticipated total expenses of the New Fund appeared to compare favorably to expected peer mutual funds managed by others and to other investment portfolios managed by the Advisor, and that the proposed

BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

CONTINUED

management fee for the New Fund was fair, both on an absolute basis and in comparison with other funds likely to be in the New Fund’s peer group. The Board also noted that the Advisor had agreed to a contractual fee waiver arrangement to limit the expenses of the New Fund. The Board also concluded that the shareholders of the New Fund were likely to receive reasonable value in return for paying the fees and expenses of the New Fund. The Board also concluded that, given the New Fund’s proposed management fee and the New Fund’s likely ranking among peer mutual funds with respect to fees, economies of scale and the reflection of such economies of scale in the level of management fee charged were inapplicable to the New Fund at the present time.

After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the approval of the Management Agreements for the New Fund was in the best interests of the New Fund and its shareholders.

DFA043022-024S 00274966

Semi-Annual Report

Six Months Ended: April 30, 2022 (Unaudited)

DIMENSIONAL INVESTMENT GROUP INC.

Global Equity Portfolio

Global Allocation 60/40 Portfolio

Global Allocation 25/75 Portfolio

June 2022

Dear Shareholder,

The investment world is constantly evolving. In many ways, investors have benefited from an industry marked by new solutions, advancing technology, and increased personalization. Dimensional has been innovating on behalf of investors since 1981, using financial science to pursue higher expected returns in a flexible, diversified, low-cost manner.

A common thread in Dimensional’s history is the consistent, systematic application of financial theory and empirical research in managing strategies. We seek sensible ideas that we can implement well. In recent years, we have developed strategies in different product structures to give financial professionals more choices in how they integrate Dimensional Investing into client portfolios. In the first half of this year, for example, we broadened our suite of exchange-traded funds, launched a new fixed income mutual fund, and enhanced the investment management capabilities and services we provide clients.

On behalf of everyone at Dimensional, we thank you for entrusting us with your investments.

Sincerely,

David P. Butler	Gerard O’Reilly
CO-CHIEF EXECUTIVE OFFICER	CO-CHIEF EXECUTIVE OFFICER and
CHIEF INVESTMENT OFFICER

DIMENSIONAL INVESTMENT GROUP INC.

SEMI-ANNUAL REPORT

(Unaudited)

This report is submitted for the information of the Global Fund’s shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

i

DIMENSIONAL INVESTMENT GROUP INC.

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments

Investment Footnotes
†	See Note B to Financial Statements.

Financial Highlights

(A)	Computed using average shares outstanding.
(B)	Non-Annualized
(C)	Represents the combined ratios for the respective Portfolio and its respective pro-rata share of its Underlying Funds.
(D)	Annualized

All Statements, Schedules and Notes to Financial Statements

—	Amounts designated as — are either zero or rounded to zero.
SEC	Securities and Exchange Commission

1

DIMENSIONAL INVESTMENT GROUP INC.

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

	Six Months Ended April 30, 2022
EXPENSE TABLES
	Beginning Account Value 11/01/21	Ending Account Value 04/30/22	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
Global Equity Portfolio (2)
Actual Fund Return
Class R2 Shares	$1,000.00	$910.30	0.49%	$2.32
Institutional Class Shares	$1,000.00	$911.20	0.24%	$1.14
Hypothetical 5% Annual Return
Class R2 Shares	$1,000.00	$1,022.37	0.49%	$2.46
Institutional Class Shares	$1,000.00	$1,023.60	0.24%	$1.20

2

DISCLOSURE OF FUND EXPENSES

CONTINUED

	Beginning Account Value 11/01/21	Ending Account Value 04/30/22	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
Global Allocation 60/40 Portfolio (2)
Actual Fund Return
Class R2 Shares	$1,000.00	$921.00	0.49%	$2.33
Institutional Class Shares	$1,000.00	$922.10	0.24%	$1.14
Hypothetical 5% Annual Return
Class R2 Shares	$1,000.00	$1,022.37	0.49%	$2.46
Institutional Class Shares	$1,000.00	$1,023.60	0.24%	$1.20

Global Allocation 25/75 Portfolio (2)
Actual Fund Return
Class R2 Shares	$1,000.00	$946.40	0.48%	$2.32
Institutional Class Shares	$1,000.00	$947.80	0.23%	$1.11
Hypothetical 5% Annual Return
Class R2 Shares	$1,000.00	$1,022.41	0.48%	$2.41
Institutional Class Shares	$1,000.00	$1,023.65	0.23%	$1.15

(1)

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

(2)

The Portfolio is a Fund of Funds. The expenses shown reflect the direct expenses of the Fund of Funds and the Fund of Funds’ portion of the expenses of its Underlying Funds (Affiliated Investment Companies).

3

DIMENSIONAL INVESTMENT GROUP INC.

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For Dimensional Investment Group Inc., this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. Dimensional Investment Group Inc. filed its most recent Form N-PORT with the SEC on March 29, 2022. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement.

Affiliated Investment Companies
Global Equity Portfolio	100.0%
Global Allocation 60/40 Portfolio	100.0%
Global Allocation 25/75 Portfolio	100.0%

4

GLOBAL EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in U.S. Core Equity 2 Portfolio of DFA Investment Dimensions Group, Inc.	142,279,922	$4,146,036,930
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	116,433,090	1,670,814,843
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group, Inc.	43,131,053	1,382,781,548
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	30,468,621	691,942,392
Investment in DFA Real Estate Securities Portfolio of DFA Investment Dimensions Group, Inc.	3,742,689	176,130,964
Investment in DFA International Real Estate Securities Portfolio of DFA Investment Dimensions Group, Inc.	11,966,505	51,455,971

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $4,311,856,614)		$8,119,162,648

TEMPORARY CASH INVESTMENTS — (0.0%)
State Street Institutional U.S. Government Money Market Fund, 0.290% (Cost $317,399)	317,399	317,399

TOTAL INVESTMENTS — (100.0%) (Cost $4,312,174,013)		$8,119,480,047

Summary of the Global Fund’s investments as of April 30, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$8,119,162,648	—	—	$8,119,162,648
Temporary Cash Investments	317,399	—	—	317,399

TOTAL	$8,119,480,047	—	—	$8,119,480,047

See accompanying Notes to Financial Statements.

5

GLOBAL ALLOCATION 60/40 PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in U.S. Core Equity 2 Portfolio of DFA Investment Dimensions Group, Inc.	42,041,239	$1,225,081,716
Investment in DFA Selectively Hedged Global Fixed Income Portfolio of DFA Investment Dimensions Group, Inc.	68,356,134	618,623,010
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	34,754,845	498,732,031
Investment in DFA Short-Term Extended Quality Portfolio of DFA Investment Dimensions Group, Inc.	40,056,090	413,378,854
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group, Inc.	12,768,348	409,353,224
Investment in DFA Five-Year Global Fixed Income Portfolio of DFA Investment Dimensions Group, Inc.	20,375,063	205,584,385
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	8,948,441	203,219,087
Investment in DFA Global Core Plus Fixed Income Portfolio of DFA Investment Dimensions Group, Inc.	21,595,087	201,266,211
Investment in DFA Inflation-Protected Securities Portfolio of DFA Investment Dimensions Group, Inc.	8,158,898	101,741,453
Investment in DFA World ex U.S. Government Fixed Income Portfolio of DFA Investment Dimensions Group, Inc.	11,108,611	99,755,326
Investment in DFA Real Estate Securities Portfolio of DFA Investment Dimensions Group, Inc.	1,096,471	51,599,912
Investment in DFA International Real Estate Securities Portfolio of DFA Investment Dimensions Group, Inc.	3,943,741	16,958,087

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $2,896,105,785)		$4,045,293,296

TEMPORARY CASH INVESTMENTS — (0.0%)
State Street Institutional U.S. Government Money Market Fund, 0.290% (Cost $251,181)	251,181	251,181

TOTAL INVESTMENTS — (100.0%) (Cost $2,896,356,966)		$4,045,544,477

Summary of the Global Fund’s investments as of April 30, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$4,045,293,296	—	—	$4,045,293,296
Temporary Cash Investments	251,181	—	—	251,181

TOTAL	$4,045,544,477	—	—	$4,045,544,477

See accompanying Notes to Financial Statements.

6

GLOBAL ALLOCATION 25/75 PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in DFA Two-Year Global Fixed Income Portfolio of DFA Investment Dimensions Group, Inc.	29,594,257	$285,288,635
Investment in DFA Short-Term Extended Quality Portfolio of DFA Investment Dimensions Group, Inc.	27,619,307	285,031,253
Investment in U.S. Core Equity 2 Portfolio of DFA Investment Dimensions Group, Inc.	3,963,196	115,487,522
Investment in DFA Inflation-Protected Securities Portfolio of DFA Investment Dimensions Group, Inc.	8,398,737	104,732,250
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	3,240,165	46,496,368
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group, Inc.	1,195,518	38,328,316
Investment in DFA World ex U.S. Government Fixed Income Portfolio of DFA Investment Dimensions Group, Inc.	4,219,938	37,895,039
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	849,592	19,294,235
Investment in DFA Real Estate Securities Portfolio of DFA Investment Dimensions Group, Inc.	101,135	4,759,416
Investment in DFA International Real Estate Securities Portfolio of DFA Investment Dimensions Group, Inc.	372,497	1,601,737

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $826,734,063)		$938,914,771

TEMPORARY CASH INVESTMENTS — (0.0%)
State Street Institutional U.S. Government Money Market Fund, 0.290% (Cost $64,235)	64,235	64,235

TOTAL INVESTMENTS — (100.0%) (Cost $826,798,298)		$938,979,006

Summary of the Global Fund’s investments as of April 30, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$938,914,771	—	—	$938,914,771
Temporary Cash Investments	64,235	—	—	64,235

TOTAL	$938,979,006	—	—	$938,979,006

See accompanying Notes to Financial Statements.

7

DIMENSIONAL INVESTMENT GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2022

(Unaudited)

(Amounts in thousands, except share and per share amounts)

	Global Equity Portfolio	Global Allocation 60/40 Portfolio	Global Allocation 25/75 Portfolio
ASSETS:
Investments in Affiliated Investment Companies at Value	$8,119,163	$4,045,293	$938,915
Temporary Cash Investments at Value & Cost	317	251	64
Receivables:
Affiliated Investment Companies Sold	2,847	1,391	2,506
Fund Shares Sold	4,803	1,267	460
Prepaid Expenses and Other Assets	80	47	31

Total Assets	8,127,210	4,048,249	941,976

LIABILITIES:
Payables:
Fund Shares Redeemed	4,612	3,295	3,269
Due to Advisor	147	66	21
Accrued Expenses and Other Liabilities	253	149	28

Total Liabilities	5,012	3,510	3,318

NET ASSETS	$8,122,198	$4,044,739	$938,658

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Class R2 Shares — based on net assets of $9,933; $2,834 and $569 and shares outstanding of 343,279, 140,680 and 41,240, respectively	$28.94	$20.14	$13.79

NUMBER OF SHARES AUTHORIZED	500,000,000	300,000,000	300,000,000

Institutional Class Shares — based on net assets of $8,112,265; $4,041,905 and $938,089 and shares outstanding of 282,315,562, 202,179,966 and 67,756,576, respectively	$28.73	$19.99	$13.84

NUMBER OF SHARES AUTHORIZED	700,000,000	500,000,000	300,000,000

Investments in Affiliated Investment Companies at Cost	$4,311,857	$2,896,106	$826,734

NET ASSETS CONSIST OF:
Paid-In Capital	$4,249,535	$2,833,702	$827,734
Total Distributable Earnings (Loss)	3,872,663	1,211,037	110,924

NET ASSETS	$8,122,198	$4,044,739	$938,658

See accompanying Notes to Financial Statements.

8

DIMENSIONAL INVESTMENT GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2022

(Unaudited)

(Amounts in thousands)

	Global Equity Portfolio	Global Allocation 60/40 Portfolio	Global Allocation 25/75 Portfolio
Investment Income
Income Distributions Received from Affiliated Investment Companies	$69,493	$44,733	$7,875

Total Investment Income	69,493	44,733	7,875

Fund Expenses
Investment Management Fees	8,786	4,152	911
Accounting & Transfer Agent Fees	746	341	90
Custodian Fees	1	1	1
Shareholder Servicing Fees
Class R2 Shares	14	5	1
Filing Fees	82	56	32
Shareholders’ Reports	134	72	18
Directors’/Trustees’ Fees & Expenses	(40)	(20)	(4)
Professional Fees	26	13	3
Other	21	15	4

Total Fund Expenses	9,770	4,635	1,056

Fees Waived, Expenses Reimbursed by Advisor (Note C)
Class R2 Shares	10	3	—
Institutional Class Shares	7,888	3,794	800

Net Expenses	1,872	838	256

Net Investment Income (Loss)	67,621	43,895	7,619

Realized and Unrealized Gain (Loss)
Capital Gain Distributions Received from Affiliated Investment Companies	209,478	67,074	6,886
Net Realized Gain (Loss) on:
Affiliated Investment Companies Shares Sold	21,939	34,456	2,143
Change in Unrealized Appreciation (Depreciation) of:
Affiliated Investment Companies Shares	(1,090,891)	(489,908)	(69,311)

Net Realized and Unrealized Gain (Loss)	(859,474)	(388,378)	(60,282)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(791,853)	$(344,483)	$(52,663)

See accompanying Notes to Financial Statements.

9

DIMENSIONAL INVESTMENT GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Global Equity Portfolio		Global Allocation 60/40 Portfolio		Global Allocation 25/75 Portfolio
	Six Months Ended Apr 30, 2022	Year Ended Oct 31, 2021	Six Months Ended Apr 30, 2022	Year Ended Oct 31, 2021	Six Months Ended Apr 30, 2022	Year Ended Oct 31, 2021
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$67,621	$132,843	$43,895	$52,029	$7,619	$11,298
Capital Gain Distributions Received from Affiliated Investment Companies	209,478	241	67,074	1,600	6,886	619
Net Realized Gain (Loss) on:
Affiliated Investment Companies Shares Sold	21,939	273,079	34,456	160,465	2,143	24,038
Change in Unrealized Appreciation (Depreciation) of:
Affiliated Investment Companies Shares	(1,090,891)	2,497,915	(489,908)	720,475	(69,311)	57,688

Net Increase (Decrease) in Net Assets Resulting from Operations	(791,853)	2,904,078	(344,483)	934,569	(52,663)	93,643

Distributions:
Class R2 Shares	(389)	(377)	(164)	(109)	(17)	(17)
Institutional Class Shares	(304,695)	(207,931)	(187,536)	(142,237)	(29,825)	(23,101)

Total Distributions	(305,084)	(208,308)	(187,700)	(142,346)	(29,842)	(23,118)

Capital Share Transactions:
Shares Issued	604,630	1,325,672	338,883	732,525	97,314	307,388
Shares Issued in Lieu of Cash Distributions	302,808	206,679	184,972	140,510	29,790	23,052
Shares Redeemed	(798,536)	(2,093,059)	(504,931)	(924,658)	(177,740)	(238,876)

Net Increase (Decrease) from Capital Share Transactions	108,902	(560,708)	18,924	(51,623)	(50,636)	91,564

Total Increase (Decrease) in Net Assets	(988,035)	2,135,062	(513,259)	740,600	(133,141)	162,089
Net Assets
Beginning of Period	9,110,233	6,975,171	4,557,998	3,817,398	1,071,799	909,710

End of Period	$8,122,198	$9,110,233	$4,044,739	$4,557,998	$938,658	$1,071,799

(1) Shares Issued and Redeemed:
Shares Issued	19,362	44,176	15,750	34,025	6,687	20,861
Shares Issued in Lieu of Cash Distributions	9,531	7,159	8,501	6,816	2,035	1,586
Shares Redeemed	(25,505)	(70,219)	(23,537)	(42,929)	(12,229)	(16,181)

Net Increase (Decrease) from Shares Issued and Redeemed	3,388	(18,884)	714	(2,088)	(3,507)	6,266

See accompanying Notes to Financial Statements.

10

DIMENSIONAL INVESTMENT GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Global Equity Portfolio-Class R2 Shares
	Six Months		Year	Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended	Ended
	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2022		2021	2020	2019	2018	2017
	(Unaudited)
Net Asset Value, Beginning of Period	$32.84		$23.55	$23.71	$22.14	$22.66	$18.58

Income from Investment Operations (A)
Net Investment Income (Loss)	0.20		0.38	0.33	0.40	0.35	0.34
Net Gains (Losses) on Securities (Realized and Unrealized)	(3.05)		9.56	(0.04)	1.70	(0.44)	4.08

Total from Investment Operations	(2.85)		9.94	0.29	2.10	(0.09)	4.42

Less Distributions:
Net Investment Income	(0.20)		(0.39)	(0.33)	(0.40)	(0.36)	(0.34)
Net Realized Gains	(0.85)		(0.26)	(0.12)	(0.13)	(0.07)	—

Total Distributions	(1.05)		(0.65)	(0.45)	(0.53)	(0.43)	(0.34)

Net Asset Value, End of Period	$28.94		$32.84	$23.55	$23.71	$22.14	$22.66

Total Return	(8.97	%)(B)	42.57%	1.27%	9.73%	(0.47%)	23.98%

Net Assets, End of Period (thousands)	$9,933		$13,526	$16,613	$26,463	$27,415	$30,644
Ratio of Expenses to Average Net Assets *(C)	0.49	%(D)	0.51%	0.55%	0.57%	0.55%	0.55%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor) *(C)	0.67	%(D)	0.70%	0.77%	0.83%	0.82%	0.82%
Ratio of Net Investment Income to Average Net Assets	1.29	%(D)	1.27%	1.42%	1.79%	1.49%	1.62%

* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows:	0.20	%(D)	0.22%	0.24%	0.26%	0.25%	0.26%

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

11

DIMENSIONAL INVESTMENT GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Global Equity Portfolio-Institutional Class Shares
	Six Months		Year	Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended	Ended
	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2022		2021	2020	2019	2018	2017
	(Unaudited)
Net Asset Value, Beginning of Period	$32.62		$23.39	$23.57	$22.01	$22.53	$18.46

Income from Investment Operations (A)
Net Investment Income (Loss)	0.24		0.46	0.39	0.46	0.42	0.38
Net Gains (Losses) on Securities (Realized and Unrealized)	(3.04)		9.49	(0.06)	1.69	(0.46)	4.07

Total from Investment Operations	(2.80)		9.95	0.33	2.15	(0.04)	4.45

Less Distributions:
Net Investment Income	(0.24)		(0.46)	(0.39)	(0.46)	(0.41)	(0.38)
Net Realized Gains	(0.85)		(0.26)	(0.12)	(0.13)	(0.07)	—

Total Distributions	(1.09)		(0.72)	(0.51)	(0.59)	(0.48)	(0.38)

Net Asset Value, End of Period	$28.73		$32.62	$23.39	$23.57	$22.01	$22.53

Total Return	(8.88	%)(B)	42.97%	1.48%	10.03%	(0.24%)	24.33%

Net Assets, End of Period (thousands)	$8,112,265		$9,096,707	$6,958,558	$7,503,643	$6,673,922	$6,390,088
Ratio of Expenses to Average Net Assets *(C)	0.24	%(D)	0.26%	0.30%	0.32%	0.30%	0.30%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor) *(C)	0.42	%(D)	0.45%	0.52%	0.58%	0.57%	0.57%
Ratio of Net Investment Income to Average Net Assets	1.54	%(D)	1.54%	1.70%	2.04%	1.78%	1.85%

* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows:	0.20	%(D)	0.22%	0.24%	0.26%	0.25%	0.26%

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

12

DIMENSIONAL INVESTMENT GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Global Allocation 60/40 Portfolio-Class R2 Shares
	Six Months		Year	Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended	Ended
	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2022		2021	2020	2019	2018	2017
	(Unaudited)
Net Asset Value, Beginning of Period	$22.77		$18.87	$18.64	$17.58	$17.94	$15.99

Income from Investment Operations (A)
Net Investment Income (Loss)	0.20		0.21	0.30	0.34	0.28	0.26
Net Gains (Losses) on Securities (Realized and Unrealized)	(1.92)		4.34	0.36	1.18	(0.31)	1.99

Total from Investment Operations	(1.72)		4.55	0.66	1.52	(0.03)	2.25

Less Distributions:
Net Investment Income	(0.19)		(0.20)	(0.30)	(0.39)	(0.28)	(0.28)
Net Realized Gains	(0.72)		(0.45)	(0.13)	(0.07)	(0.05)	(0.02)

Total Distributions	(0.91)		(0.65)	(0.43)	(0.46)	(0.33)	(0.30)

Net Asset Value, End of Period	$20.14		$22.77	$18.87	$18.64	$17.58	$17.94

Total Return	(7.90	%)(B)	24.49%	3.58%	8.85%	(0.22%)	14.21%

Net Assets, End of Period (thousands)	$2,834		$4,076	$3,077	$3,166	$6,774	$6,902
Ratio of Expenses to Average Net Assets *(C)	0.49	%(D)	0.50%	0.52%	0.55%	0.53%	0.53%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor) *(C)	0.66	%(D)	0.68%	0.72%	0.76%	0.74%	0.74%
Ratio of Net Investment Income to Average Net Assets	1.86	%(D)	0.97%	1.64%	1.94%	1.55%	1.56%

* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows:	0.20	%(D)	0.21%	0.23%	0.24%	0.23%	0.24%

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

13

DIMENSIONAL INVESTMENT GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Global Allocation 60/40 Portfolio-Institutional Class Shares
	Six Months		Year	Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended	Ended
	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2022		2021	2020	2019	2018	2017
	(Unaudited)
Net Asset Value, Beginning of Period	$22.61		$18.74	$18.51	$17.49	$17.84	$15.89

Income from Investment Operations (A)
Net Investment Income (Loss)	0.21		0.25	0.35	0.43	0.32	0.30
Net Gains (Losses) on Securities (Realized and Unrealized)	(1.89)		4.33	0.36	1.10	(0.30)	1.98

Total from Investment Operations	(1.68)		4.58	0.71	1.53	0.02	2.28

Less Distributions:
Net Investment Income	(0.22)		(0.26)	(0.35)	(0.44)	(0.32)	(0.31)
Net Realized Gains	(0.72)		(0.45)	(0.13)	(0.07)	(0.05)	(0.02)

Total Distributions	(0.94)		(0.71)	(0.48)	(0.51)	(0.37)	(0.33)

Net Asset Value, End of Period	$19.99		$22.61	$18.74	$18.51	$17.49	$17.84

Total Return	(7.79	%)(B)	24.80%	3.88%	9.01%	0.06%	14.54%

Net Assets, End of Period (thousands)	$4,041,905		$4,553,922	$3,814,321	$4,242,376	$4,042,976	$3,839,348
Ratio of Expenses to Average Net Assets *(C)	0.24	%(D)	0.25%	0.27%	0.30%	0.28%	0.28%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor) *(C)	0.41	%(D)	0.43%	0.47%	0.51%	0.49%	0.49%
Ratio of Net Investment Income to Average Net Assets	2.01	%(D)	1.18%	1.92%	2.43%	1.78%	1.80%

* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows:	0.20	%(D)	0.21%	0.23%	0.24%	0.23%	0.24%

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

14

DIMENSIONAL INVESTMENT GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Global Allocation 25/75 Portfolio-Class R2 Shares
	Six Months		Year	Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended	Ended
	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2022		2021	2020	2019	2018	2017
	(Unaudited)
Net Asset Value, Beginning of Period	$14.98		$13.94	$13.70	$13.22	$13.44	$12.89

Income from Investment Operations (A)
Net Investment Income (Loss)	0.09		0.14	0.18	0.29	0.19	0.16
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.87)		1.21	0.33	0.55	(0.18)	0.61

Total from Investment Operations	(0.78)		1.35	0.51	0.84	0.01	0.77

Less Distributions:
Net Investment Income	(0.09)		(0.13)	(0.20)	(0.30)	(0.19)	(0.18)
Net Realized Gains	(0.32)		(0.18)	(0.07)	(0.06)	(0.04)	(0.04)

Total Distributions	(0.41)		(0.31)	(0.27)	(0.36)	(0.23)	(0.22)

Net Asset Value, End of Period	$13.79		$14.98	$13.94	$13.70	$13.22	$13.44

Total Return	(5.36	%)(B)	9.77%	3.73%	6.46%	0.08%	6.06%

Net Assets, End of Period (thousands)	$569		$613	$838	$742	$983	$902
Ratio of Expenses to Average Net Assets *(C)	0.48	%(D)	0.49%	0.50%	0.53%	0.51%	0.51%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor) *(C)	0.64	%(D)	0.65%	0.66%	0.69%	0.67%	0.67%
Ratio of Net Investment Income to Average Net Assets	1.25	%(D)	0.95%	1.31%	2.15%	1.40%	1.26%

* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows:	0.18	%(D)	0.19%	0.20%	0.21%	0.20%	0.20%

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

15

DIMENSIONAL INVESTMENT GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Global Allocation 25/75 Portfolio-Institutional Class Shares
	Six Months		Year	Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended	Ended
	Apr 30,		Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2022		2021	2020	2019	2018	2017
	(Unaudited)
Net Asset Value, Beginning of Period	$15.03		$13.99	$13.74	$13.26	$13.48	$12.92

Income from Investment Operations (A)
Net Investment Income (Loss)	0.11		0.16	0.23	0.33	0.22	0.20
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.87)		1.22	0.32	0.54	(0.19)	0.60

Total from Investment Operations	(0.76)		1.38	0.55	0.87	0.03	0.80

Less Distributions:
Net Investment Income	(0.11)		(0.16)	(0.23)	(0.33)	(0.21)	(0.20)
Net Realized Gains	(0.32)		(0.18)	(0.07)	(0.06)	(0.04)	(0.04)

Total Distributions	(0.43)		(0.34)	(0.30)	(0.39)	(0.25)	(0.24)

Net Asset Value, End of Period	$13.84		$15.03	$13.99	$13.74	$13.26	$13.48

Total Return	(5.22	%)(B)	10.01%	4.05%	6.73%	0.24%	6.34%

Net Assets, End of Period (thousands)	$938,089		$1,071,186	$908,873	$895,437	$865,272	$841,546
Ratio of Expenses to Average Net Assets *(C)	0.23	%(D)	0.24%	0.26%	0.28%	0.26%	0.26%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor) *(C)	0.39	%(D)	0.40%	0.42%	0.44%	0.42%	0.42%
Ratio of Net Investment Income to Average Net Assets	1.51	%(D)	1.11%	1.67%	2.44%	1.65%	1.49%

* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows:	0.18	%(D)	0.19%	0.20%	0.21%	0.20%	0.20%

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

16

DIMENSIONAL INVESTMENT GROUP INC.

NOTES TO FINANCIAL STATEMENTS

(UNAUDITED)

A.	Organization:

Dimensional Investment Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund currently offers eleven portfolios, three of which, the Global Equity Portfolio, Global Allocation 60/40 Portfolio and Global Allocation 25/75 Portfolio (each a “Global Fund” and collectively, the “Global Funds”), are presented in this report. The remaining operational portfolios are presented in separate reports.

The Global Funds are investment companies and accordingly, follow the accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Certification (“ASC”), Topic 946, “Financial Services-Investment Companies.”

The Global Funds are “Funds of Funds” that achieve their investment objectives by allocating their assets among other portfolios within DFA Investment Dimensions Group Inc. (“IDG”) (collectively, the “Underlying Funds”). The Global Funds may also invest in affiliated and unaffiliated registered and unregistered money market funds. The Underlying Funds’ shareholder reports are not included in this report. Copies of the Underlying Funds’ shareholder reports are available from the EDGAR database on the SEC’s website at http://www.sec.gov. As of April 30, 2022, the Global Funds were the owners of record of the following approximate percentages of the total outstanding shares of the following Underlying Funds as detailed below:

Funds of Funds	Underlying Funds	Percentage Ownership at 04/30/22
Global Equity Portfolio	U.S. Core Equity 1 Portfolio (IDG)	5%
	U.S. Core Equity 2 Portfolio (IDG)	13%
	DFA Real Estate Securities Portfolio (IDG)	2%
	International Core Equity Portfolio (IDG)	5%
	Emerging Markets Core Equity Portfolio (IDG)	3%
	DFA International Real Estate Securities Portfolio (IDG)	—

Global Allocation 60/40 Portfolio	U.S. Core Equity 1 Portfolio (IDG)	1%
	U.S. Core Equity 2 Portfolio (IDG)	4%
	DFA Real Estate Securities Portfolio (IDG)	1%
	International Core Equity Portfolio (IDG)	2%
	DFA Selectively Hedged Global Fixed Income Portfolio (IDG)	54%
	Emerging Markets Core Equity Portfolio (IDG)	1%
	DFA Five-Year Global Fixed Income Portfolio (IDG)	2%
	DFA Inflation-Protected Securities Portfolio (IDG)	2%
	DFA Short-Term Extended Quality Portfolio (IDG)	6%
	DFA World ex U.S. Government Fixed Income Portfolio (IDG)	6%
	DFA Global Core Plus Fixed Income Portfolio (IDG)	7%
	DFA International Real Estate Securities Portfolio (IDG)	—

17

Funds of Funds	Underlying Funds	Percentage Ownership at 04/30/22

Global Allocation 25/75 Portfolio	U.S. Core Equity 1 Portfolio (IDG)	—
	U.S. Core Equity 2 Portfolio (IDG)	—
	DFA Real Estate Securities Portfolio (IDG)	—
	International Core Equity Portfolio (IDG)	—
	DFA Two-Year Global Fixed Income Portfolio (IDG)	6%
	Emerging Markets Core Equity Portfolio (IDG)	—
	DFA Inflation-Protected Securities Portfolio (IDG)	2%
	DFA Short-Term Extended Quality Portfolio (IDG)	4%
	DFA World ex U.S. Government Fixed Income Portfolio (IDG)	2%
	DFA International Real Estate Securities Portfolio (IDG)	—

B.	Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

1. Security Valuation: The Global Funds use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

•

Level 1 – inputs are quoted prices in active markets for identical securities, including, though not limited to, equity securities and futures contracts. Underlying Fund and money market fund shares are valued at their respective daily net asset values as reported by their administrator, as they are treated as regulated investment companies and are also included as Level 1 investments.

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a Global Fund’s own assumptions in determining the fair value of investments)

A valuation hierarchy table is included at the end of the Global Funds’ Schedules of Investments. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Deferred Compensation Plan: Each eligible Director of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets

18

Core Equity Portfolio, DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/ Trustees’ Fees & Expenses.

The Directors may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the “Notice”) to defer the receipt of the Director’s deferred compensation until a date specified by such Director in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director’s first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date).

3. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of affiliated investment company shares are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received from the investment in affiliated investment companies that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Global Funds estimate the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Expenses directly attributable to a Global Fund are directly charged. Common expenses of the Fund or Global Funds are allocated using methods approved by the Board, generally based on average net assets.

Class R2 Shares and Institutional Class Shares have equal rights to assets and earnings of its Global Fund. Income, gains and losses, and common expenses of each Global Fund are allocated to each class of shares based on its relative net assets. Each class will bear its own class-specific expenses, if any.

C.	Investment Advisor:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Global Funds. For the six months ended April 30, 2022, the Global Funds’ investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

Global Equity Portfolio	0.20%
Global Allocation 60/40 Portfolio	0.19%
Global Allocation 25/75 Portfolio	0.18%

Pursuant to an Amended and Restated Fee Waiver Agreement (the “Fee Waiver Agreement”), the Advisor has agreed to waive certain fees of the Global Funds, as described below. The Fee Waiver Agreement for the Global Funds will remain in effect through February 28, 2023 and may only be terminated by the Fund’s Board of Directors prior to that date. The Fee Waiver Agreement shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor.

Pursuant to the Fee Waiver Agreement, in order to limit the total management fees received by the Advisor, the Advisor has agreed to waive the management fee each Global Fund pays to the Advisor to the extent necessary to limit the proportionate share of the total combined management fee paid by a class of each Global Fund and management fees paid by each Global Fund’s Underlying Funds to the Advisor, except for fees paid indirectly through its investment of securities lending cash collateral in The DFA Short Term Investment Fund on an annualized basis (the “Annualized Expense Ratio”), to the Total Management Fee Limits listed below based on a percentage of average net assets of a class of a Global Fund on an annualized basis. The maximum amount waived under this waiver is the full amount of a Global Fund’s management fee to the Advisor.

During the six months ended April 30, 2022, the Global Funds had Total Management Fee Limits based on a percentage of average net assets on an annualized basis, and the Advisor recovered previously waived fees (amounts in thousands), as listed below. The net amount of waived fees (recovered previously waived fees) during

19

the six months ended April 30, 2022 and the previously waived fees subject to future recovery as of April 30, 2022, are also reflected below (amounts in thousands). At any time that the Annualized Expense Ratio of a class of a Global Fund is less than the Total Management Fee Limit listed below for such class of the Global Fund, the Advisor retains the right to recover fees previously waived to the extent that the Annualized Expense Ratio following such recovery would be less than the Total Management Fee Limit that was in place when such prior year fees were waived, and less than the current Total Management Fee Limit in place for the Global Fund. The Global Funds are not obligated to reimburse the Advisor for fees previously waived by the Advisor more than thirty-six months before the date of such reimbursement.

Institutional Class Shares	Total Management Fee Limit		Recovery of Previously Waived Fees/ Expenses Assumed	Waived Fees/ Expenses Assumed	Previously Waived Fees/ Expenses Assumed Subject to Future Recovery
Global Equity Portfolio	0.20	%*	—	$7,888	$49,106
Global Allocation 60/40 Portfolio	0.19	%*	—	3,794	23,808
Global Allocation 25/75 Portfolio	0.18	%**	—	800	4,542

Class R2 Shares
Global Equity Portfolio	0.20	%*	—	10	123
Global Allocation 60/40 Portfolio	0.19	%*	—	3	19
Global Allocation 25/75 Portfolio	0.18	%**	—	—	4

*	Effective February 28, 2021
**	Effective February 28, 2020

From February 28, 2020 to February 27, 2021, the Total Management Fee Limit in the Fee Waiver Agreement was 0.23% of the average net assets of a class of the Global Equity Portfolio and 0.20% of the average net assets of a class of the Global Allocation 60/40 Portfolio on an annualized basis. From July 21, 2015 to February 27, 2020, the Total Management Fee Limit in the Fee Waiver Agreement was 0.27% of the average net assets of a class of the Global Equity Portfolio, 0.25% of the average net assets of a class of the Global Allocation 60/40 Portfolio and 0.22% of the average net assets of a class of the Global Allocation 25/75 Portfolio on an annualized basis.

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the six months ended April 30, 2022, the total related amount paid by the Fund to the CCO was $9 (in thousands). The total related amount paid by each of the Global Funds are included in Other Expenses on the Statements of Operations.

D.	Deferred Compensation:

As of April 30, 2022, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statements of Assets and Liabilities as follows (amounts in thousands):

Global Equity Portfolio	$56
Global Allocation 60/40 Portfolio	38
Global Allocation 25/75 Portfolio	10

E.	Purchases and Sales of Securities:

For the six months ended April 30, 2022, the Global Funds’ transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.

20

The amounts presented below may differ from the respective amounts presented in the corresponding Schedules of Investments, Statements of Assets and Liabilities or Statements of Operations due to rounding. The amounts are as follows (amounts in thousands):

	Balance at October 31, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at April 30, 2022	Shares as of April 30, 2022	Dividend Income	Capital Gain Distributions
Global Equity Portfolio
U.S. Core Equity 2 Portfolio	$4,645,573	$203,163	$132,717	$11,485	$(581,467)	$4,146,037	142,280	$24,431	$167,398
International Core Equity Portfolio	1,898,773	35,824	32,290	(881)	(230,611)	1,670,815	116,432	25,205	—
U.S. Core Equity 1 Portfolio	1,548,459	48,296	33,727	3,346	(183,592)	1,382,782	43,131	8,466	39,831
Emerging Markets Core Equity Portfolio	785,847	11,963	30,570	(3,661)	(71,637)	691,942	30,469	7,487	—
DFA Real Estate Securities Portfolio	225,126	5,158	46,764	11,650	(19,039)	176,131	3,743	2,909	2,249
DFA International Real Estate Securities Portfolio of	8,391	47,610	—	—	(4,545)	51,456	11,967	995	—

Total	$9,112,169	$352,014	$276,068	$21,939	$(1,090,891)	$8,119,163	348,022	$69,493	$209,478

Global Allocation 60/40 Portfolio
U.S. Core Equity 2 Portfolio	$1,416,678	$67,057	$90,219	$15,111	$(183,544)	$1,225,083	42,041	$7,353	$50,689
DFA Selectively Hedged Global Fixed Income Portfolio	668,391	25,834	26,715	(1,407)	(47,480)	618,623	68,356	11,624	—
International Core Equity Portfolio	597,602	7,862	36,032	6,854	(77,554)	498,732	34,755	7,862	—
DFA Short-Term Extended Quality Portfolio	443,210	7,254	12,354	(509)	(24,222)	413,379	40,056	3,411	590
U.S. Core Equity 1 Portfolio	483,525	14,923	35,057	10,525	(64,563)	409,353	12,768	2,587	12,336
DFA Five-Year Global Fixed Income Portfolio	218,378	4,455	3,097	(192)	(13,960)	205,584	20,375	1,581	—
Emerging Markets Core Equity Portfolio	222,904	2,188	—	—	(21,873)	203,219	8,948	2,130	—
DFA Global Core Plus Fixed Income Portfolio	219,474	11,376	900	(77)	(28,607)	201,266	21,595	3,111	1,659
DFA Inflation-Protected Securities Portfolio	109,555	3,103	4,019	11	(6,909)	101,741	8,159	2,170	54
DFA World ex U.S. Government Fixed Income Portfolio	107,234	4,862	—	—	(12,341)	99,755	11,109	947	1,037
DFA Real Estate Securities Portfolio	68,608	1,626	16,349	4,140	(6,425)	51,600	1,096	918	709
DFA International Real Estate Securities Portfolio of	3,110	16,278	—	—	(2,430)	16,958	3,944	1,039	—

Total	$4,558,669	$166,818	$224,742	$34,456	$(489,908)	$4,045,293	273,202	$44,733	$67,074

21

	Balance at October 31, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at April 30, 2022	Shares as of April 30, 2022	Dividend Income	Capital Gain Distributions

Global Allocation 25/75 Portfolio
DFA Two-Year Global Fixed Income Portfolio	$318,617	$4,426	$29,395	$(782)	$(7,577)	$285,289	29,594	$736	—
DFA Short-Term Extended Quality Portfolio	318,617	7,440	23,574	(879)	(16,573)	285,031	27,619	2,442	$422
U.S. Core Equity 2 Portfolio	138,830	13,234	20,928	1,662	(17,309)	115,489	3,963	697	4,816
DFA Inflation-Protected Securities Portfolio	117,597	3,009	8,739	2	(7,137)	104,732	8,399	2,265	57
International Core Equity Portfolio	57,515	2,062	6,633	1,069	(7,517)	46,496	3,240	724	—
U.S. Core Equity 1 Portfolio	46,739	2,082	5,557	785	(5,721)	38,328	1,196	241	1,140
DFA World ex U.S. Government Fixed Income Portfolio	41,639	2,044	1,113	(52)	(4,623)	37,895	4,220	364	399
Emerging Markets Core Equity Portfolio	23,790	547	2,955	201	(2,289)	19,294	850	214	—
DFA Real Estate Securities Portfolio	5,400	119	590	137	(307)	4,759	101	68	52
DFA International Real Estate Securities Portfolio of	1,676	184	—	—	(258)	1,602	372	124	—

Total	$1,070,420	$35,147	$99,484	$2,143	$(69,311)	$938,915	79,554	$7,875	$6,886

F.	Federal Income Taxes:

Each Global Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings, undistributed net investment income or accumulated net realized gains or losses, as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2021 can occur as a result of realized gains on securities considered to be “passive foreign investment companies,” short-term distributions received from underlying RICs, return of capital, the use of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes, and were reclassified to the accounts mentioned above. These reclassifications had no effect on net assets or net asset value per share.

The tax character of dividends and distributions declared and paid during the years ended October 31, 2020, and October 31, 2021, were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Tax Exempt Income	Total
Global Equity Portfolio
2020	$120,905	$38,556	—	$159,461
2021	132,429	75,878	—	208,307
Global Allocation 60/40 Portfolio
2020	76,896	28,603	—	105,499
2021	51,879	90,468	—	142,347

22

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Tax Exempt Income	Total
Global Allocation 25/75 Portfolio
2020	$14,901	$4,589	—	$19,490
2021	11,414	11,704	—	23,118

As of October 31, 2021, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the use of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
Global Equity Portfolio	$(2,477)	$(26,195)	$(28,672)
Global Allocation 60/40 Portfolio	(2,454)	(12,730)	(15,184)
Global Allocation 25/75 Portfolio	(819)	(1,623)	(2,442)

As of October 31, 2021, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Unrealized Appreciation (Depreciation)	Total Net Distributable Earnings (Accumulated Losses)
Global Equity Portfolio	—	$237,506	$4,732,258	$4,969,764
Global Allocation 60/40 Portfolio	—	143,771	1,599,396	1,743,167
Global Allocation 25/75 Portfolio	—	22,200	171,251	193,451

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2021, the Global Funds did not have any capital loss carryforwards available to offset future realized capital gains.

During the year ended October 31, 2021, the Global Funds did not use capital loss carryforwards to offset realized capital gains for federal income tax purposes.

As of April 30, 2022, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Global Equity Portfolio	$4,478,113	$3,811,907	$(4,601)	$3,807,306
Global Allocation 60/40 Portfolio	2,936,057	1,248,238	(99,051)	1,149,187
Global Allocation 25/75 Portfolio	837,039	135,964	(23,783)	112,181

The difference between GAAP-basis and tax-basis unrealized gain (losses) can occur as a result of wash sales and other book to tax differences.

23

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed each Global Fund’s tax positions and has concluded that no additional provision for income tax is required in any Global Fund’s financial statements. No Global Fund is aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Global Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Capital Share Transactions:

The capital share transactions by class were as follows (amounts in thousands):

	Six Months Ended April 30, 2022		Year Ended October 31, 2021
	(Unaudited)
	Amount	Shares	Amount	Shares
Global Equity Portfolio
Class R2 Shares
Shares Issued	$298	10	$3,300	110
Shares Issued in Lieu of Cash Distributions	389	12	377	13
Shares Redeemed	(2,878)	(90)	(12,598)	(417)

Net Increase (Decrease) — Class R2 Shares	$(2,191)	(68)	$(8,921)	(294)

Institutional Class Shares
Shares Issued	$604,332	19,352	$1,322,373	44,066
Shares Issued in Lieu of Cash Distributions	302,419	9,519	206,302	7,146
Shares Redeemed	(795,658)	(25,415)	(2,080,461)	(69,802)

Net Increase (Decrease) — Institutional Class Shares	$111,093	3,456	$(551,786)	(18,590)

	Six Months Ended April 30, 2022		Year Ended October 31, 2021
	(Unaudited)
	Amount	Shares	Amount	Shares
Global Allocation 60/40 Portfolio
Class R2 Shares
Shares Issued	$184	8	$933	43
Shares Issued in Lieu of Cash Distributions	164	7	109	5
Shares Redeemed	(1,138)	(54)	(678)	(32)

Net Increase (Decrease) — Class R2 Shares	$(790)	(39)	$364	16

Institutional Class Shares
Shares Issued	$338,699	15,742	$731,592	33,982
Shares Issued in Lieu of Cash Distributions	184,808	8,494	140,402	6,811
Shares Redeemed	(503,793)	(23,483)	(923,980)	(42,897)

Net Increase (Decrease) — Institutional Class Shares	$19,714	753	$(51,986)	(2,104)

24

	Six Months Ended April 30, 2022		Year Ended October 31, 2021
	(Unaudited)
	Amount	Shares	Amount	Shares
Global Allocation 25/75 Portfolio
Class R2 Shares
Shares Issued	$17	1	$38	3
Shares Issued in Lieu of Cash Distributions	17	1	17	1
Shares Redeemed	(29)	(2)	(333)	(23)

Net Increase (Decrease) — Class R2 Shares	$5	0	$(278)	(19)

Institutional Class Shares
Shares Issued	$97,297	6,686	$307,350	20,858
Shares Issued in Lieu of Cash Distributions	29,773	2,034	23,035	1,585
Shares Redeemed	(177,711)	(12,227)	(238,543)	(16,158)

Net Increase (Decrease) — Institutional Class Shares	$(50,641)	(3,507)	$91,842	6,285

H. Line of Credit and Interfund Lending Program:

The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 6, 2022, with its domestic custodian bank. A line of credit with similar terms was in effect through April 6, 2022. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 5, 2023.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 2, 2022. A line of credit with similar terms was in effect through January 1, 2022. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit agreement expires on January 1, 2023.

For the six months ended April 30, 2022, borrowings by the Global Funds under the lines of credit were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding*	Interest Expense Incurred	Maximum Amount Borrowed During the Period	Outstanding Borrowings as of 04/30/2022
Global Equity Portfolio	0.88%	$1,997	69	$3	$6,574	—
Global Allocation 60/40 Portfolio	0.89%	1,437	86	3	14,448	—
Global Allocation 25/75 Portfolio	0.90%	$770	66	$1	$3,549	—

*	Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2022, that each Global Fund’s available line of credit was used.

25

Pursuant to an exemptive order issued by the SEC (the “Order”), the Global Funds may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. lnterfund loans have a maximum duration of seven days and may be called on one business day’s notice.

The Global Funds did not use the interfund lending program during the six months ended April 30, 2022.

I. Shareholder Servicing Fees:

The Class R2 Shares pay a shareholder servicing fee in an amount up to 0.25% of their annual average net assets to compensate service agents that provide shareholder servicing, record keeping, account maintenance and other services to investors in the Global Funds’ Class R2 Shares.

J. Indemnitees; Contractual Obligations:

Under the Fund’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

K. Recently Issued Accounting Standards and Regulations:

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the Global Funds’ financial statements.

In October 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies. Rule 18f-4 (the “Derivatives Rule”) imposes limits on the amount of derivatives contracts the Global Funds could enter, eliminate the asset segregation framework currently used by the Global Funds to comply with Section 18 of the 1940 Act, and require funds whose use of derivatives is more than a limited specified exposure to establish and maintain a derivatives risk management program and appoint a derivatives risk manager. The Derivatives Rule became effective February 19, 2021 and the Global Funds are required to comply on August 19, 2022. Management is currently evaluating the effect, if any, the Derivatives Rule will have on the Global Funds.

26

On December 3, 2020, the SEC adopted new Rule 2a-5 (the “Valuation Rule”) under the Investment Company Act of 1940, establishing an updated regulatory framework for fund valuation. The Valuation Rule, in part, provides a framework for good faith fair value determination and permits a Board to designate fair value determinations to a fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Valuation Rule became effective on March 8, 2021, with a compliance date of September 8, 2022. Management is currently evaluating the Valuation Rule and its effect on the Global Funds.

L. Russia and Ukraine Conflict:

As a result of the conflict between Russia and Ukraine that began in February 2022, economic sanctions have been placed on Russia and certain of its citizens. It is uncertain how long the conflict, economic sanctions, and any resulting effect on global markets will continue. Management is currently evaluating the effect of these developments on the Global Funds.

M. Other:

As of April 30, 2022, the following number of shareholders held the following approximate percentages of the Global Funds’ outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

	Number of Shareholders	Approximate Percentage of Outstanding Shares
Global Equity Portfolio-Class R2	6	97%
Global Equity Portfolio-Institutional Class	3	79%
Global Allocation 60/40 Portfolio-Class R2	3	100%
Global Allocation 60/40 Portfolio-Institutional Class	4	81%
Global Allocation 25/75 Portfolio-Class R2	2	100%
Global Allocation 25/75 Portfolio-Institutional Class	4	87%

The Global Funds are subject to claims and suits that arise from time to time in the ordinary course of business (for example, claw back litigation against former shareholders of portfolio companies that filed for bankruptcy, such as the now ended litigation involving The Tribune Company and the ongoing litigation involving Nine West). Although management currently believes that resolving claims against the Global Funds, individually or in aggregate, will not have a material adverse impact on the Global Funds’ financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

N. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Global Funds through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

27

RESULTS OF THE SHAREHOLDER MEETING

On December 29, 2021, Dimensional Investment Group Inc. (“DIG”) held a Special Joint Meeting of Shareholders for the purpose of considering and voting upon the election of Directors. Directors were elected by the shareholders of all series of DIG, including each of the Global Funds. The results of the voting were as follows:

DIG

Proposal: Election of Directors*

	For Vote	Withhold Vote	Total Vote	% For Vote	% Withhold Vote	% Total Vote
1. Reena Aggarwal	670,675,676	4,853,187	675,528,863	99.28%	0.72%	100.00%
2. David P. Butler	670,412,079	5,116,784	675,528,863	99.24%	0.76%	100.00%
3. George M Constantinides	667,473,344	8,055,519	675,528,863	98.81%	1.19%	100.00%
4. Douglas W. Diamond	670,102,186	5,426,677	675,528,863	99.20%	0.80%	100.00%
5. Darrell Duffie	670,307,396	5,221,467	675,528,863	99.23%	0.77%	100.00%
6. Francis A. Longstaff	670,676,753	4,852,110	675,528,863	99.28%	0.72%	100.00%
7. Gerard K. O’Reilly	670,543,896	4,984,967	675,528,863	99.26%	0.74%	100.00%
8. Abbie J. Smith	668,026,571	7,502,292	675,528,863	98.89%	1.11%	100.00%
9. Heather E. Tookes	670,812,115	4,716,748	675,528,863	99.30%	0.70%	100.00%
10. Ingrid M. Werner	671,092,724	4,436,139	675,528,863	99.34%	0.66%	100.00%

*	Results are for all series within DIG

28

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available (1) without charge, upon request, by calling collect: (512) 306-7400; (2) from the Advisor’s website at http://us.dimensional.com; and (3) on the SEC’s website at http://www.sec.gov. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC’s website at http://www.sec.gov and from the Advisor’s website at http://us.dimensional.com/about-us/investment-stewardship and reflects the twelve-month period beginning July 1st and ending June 30th.

29

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM

Each series/portfolio of DFA Investment Dimensions Group Inc., Dimensional Investment Group Inc., Dimensional Emerging Markets Value Fund, Dimensional ETF Trust and The DFA Investment Trust Company, except for The DFA Short Term Investment Fund (each, a “Fund”), has adopted and implemented a written liquidity risk management program (the “Program”) pursuant to Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The Program includes policies and procedures reasonably designed to assess and manage each Fund’s liquidity risk (which is defined as the “risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund”) and to comply with the requirements of the Liquidity Rule, including with respect to: (i) assessment, management and periodic review of liquidity risk; (ii) classification of portfolio holdings; (iii) establishment of a highly liquid investment minimum (“HLIM”), as applicable; (iv) illiquid investments; and (v) redemptions in-kind.

Each Fund’s Board of Directors/Trustees (collectively, the “Board”) previously approved the designation of the Liquidity Risk Management Committee of Dimensional Fund Advisors LP, each Fund’s investment advisor, to serve as administrator of the Program (the “Program Administrator”). The Program Administrator oversees the monitoring of liquidity and liquidity risk for each Fund on an ongoing basis.

At a meeting of the Board held on March 24-25, 2022, the Program Administrator provided its annual written report (the “Report”) to the Board addressing the operation of the Program and assessing its adequacy and effectiveness of implementation and any material changes to the Program for the period from January 1, 2021 through December 31, 2021 (the “Reporting Period”).

The Program Administrator conducted an annual review of each Fund’s liquidity risk in accordance with the requirements of the Liquidity Rule, taking into account the following factors enumerated in the Liquidity Rule and identified in the Program, as applicable:

1) Each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions, including: (i) whether the Fund’s investment strategy is appropriate for an open-end fund; (ii) the extent to which the Fund’s strategy involves a relatively concentrated portfolio or large positions in particular issuers; (iii) the Fund’s use of borrowings for investment purposes; and (iv) the Fund’s use of derivatives;

2) Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions;

3) Holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources; and

4) For the series of the Dimensional ETF Trust that operate as exchange-traded funds (“ETFs”), in addition to the factors above: (i) the relationship between the ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including, the efficiency of the arbitrage function and the level of active participation by market participants (including authorized participants); and (ii) the effect of the composition of baskets on the overall liquidity of the ETF’s portfolio.

Based on the information considered, which included a review of notable liquidity matters that arose during the Reporting Period such as the impacts of extended market holidays and the transition away from the London Inter-Bank Offered Rate on the Funds’ portfolio liquidity, as applicable, the Report concluded that each of the Funds continues to have an investment strategy that is appropriate for an open-end fund, and that each of the Funds is reasonably likely to be able to meet redemption requests without significant dilution of remaining shareholders’ interests in the Fund. The Report further noted the flexibility of the Funds to draw on a line of credit and/or engage in interfund lending, as applicable.

In accordance with the Program, each Fund’s portfolio investments were classified into one of four liquidity categories as provided in the Liquidity Rule as applicable during the Reporting Period. Liquidity classification determinations take into account a variety of factors including market, trading and investment-specific considerations, as well as market depth in accordance with the requirements of the Liquidity Rule and as specified in the Program, and generally incorporate analysis from a third-party data vendor. The Report reviewed the adequacy of the vendor methodology and services provided to the Funds during the Reporting Period and noted that the liquidity model functioned as intended.

30

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM

CONTINUED

Pursuant to the Liquidity Rule, no Fund may acquire any illiquid investment if, after the acquisition, the Fund would have invested more than 15% of its assets in illiquid investments that are assets. The Report concluded that the Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirements, as applicable, and that such provisions were implemented effectively during the Reporting Period.

In addition, the Report also referenced the ability of each Fund to effect in-kind redemptions to manage liquidity as needed and actual in-kind transactions pursuant to the Funds’ applicable policies and procedures effected during the Reporting Period. The Report further noted that the ETFs settle redemptions in-kind with authorized participants in the primary market.

During the Reporting Period, each of the Funds that is subject to the HLIM provisions of the Program qualified as a fund that primarily holds assets that are highly liquid investments and, therefore, no Fund was required to establish or comply with an HLIM as set forth in the Program.

On the basis of the review, the Report concluded that: (i) the Program remains reasonably designed to manage each Fund’s liquidity risk; (ii) the Program was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk during the Reporting Period; and (iii) each Fund was able to meet requests for redemption without significant dilution of remaining investors in the Fund during the Reporting Period.

31

BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

At the Board meeting held on December 14-15, 2021 (the “Meeting”), the Board of Directors of Dimensional Investment Group Inc. (the “Board”) considered the continuation of the investment management agreements (the “Management Agreements”) for each portfolio (collectively, the “Funds”).

Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Management Agreements. At a Board meeting held on October 29, 2021, the Board discussed the materials provided by the Advisor, the independent reports prepared by Access Data Inc. (the “Access Data Reports”), and issues related to the continuation of the Management Agreements. Also in advance of the Meeting, the Independent Board Members met with their independent counsel to discuss the materials and management provided additional materials to address and respond to questions that the Independent Board Members posed after their review and analysis of materials provided by the Advisor and the Access Data Reports.

At the Meeting, the Board considered a number of factors when considering the continuation of each Management Agreement for a Fund, including: (i) the nature, extent and quality of services provided by the Advisor to each Fund; (ii) the performance of each Fund and the Advisor; (iii) the fees and expenses borne by each Fund; (iv) the profitability realized by the Advisor from the relationship with each Fund; and (v) whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of the management fee charged.

When considering the nature and quality of the services provided by the Advisor to a Fund, the Board reviewed: (a) the scope and depth of the Advisor’s organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor’s investment global advisory capabilities. The Board evaluated the Advisor’s portfolio management process and discussed the unique features of the Advisor’s investment approach. The Board also considered the nature and character of non-investment advisory services provided by the Advisor, including administrative services. After analyzing the caliber of services provided by the Advisor to each Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to each Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

In considering the performance of each Fund, the Board analyzed the Access Data Reports, which compared the performance of each Fund with other funds in its respective peer group and investment category. The Board also reviewed the performance analysis prepared by the Advisor, which presented the performance of each Fund and its benchmark index, over multiple performance periods, along with the Advisor’s explanation of the performance. The Board concluded that the Advisor’s explanations provided a sound basis for understanding the comparative performance of the Funds. The Board determined, among other things, that after considering each Fund’s investment strategies and the expectations of its shareholder base, the performance of each Fund was reasonable as compared with relevant performance standards and appropriate market indexes.

When considering the fees and expenses borne by each Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Access Data Reports. The Board concluded that the effective management fees and total expenses of each Fund over various periods were favorable in relation to those of its peer funds, and that the management fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large.

The Board considered the profitability of each Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to each Fund. The Board considered the profitability to the Advisor of managing and servicing the Funds and the Advisor’s unregistered clients, such as collective trusts, group trusts and separate accounts. Upon closely examining the Advisor’s profitability, the Board concluded, among other things, that it was reasonable and similar to the profitability reported in previous years.

32

The Board also discussed whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of management fees charged. For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of management fees charged were inapplicable to each Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.

After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Management Agreement for each Fund was in the best interests of the Fund and its shareholders.

33

ITEM 2.	CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

This item is not applicable to the Registrant because it is not a listed issuer.

ITEM 6.	INVESTMENTS.

(a) Please see the schedules of investments contained in the reports to stockholders included under Item 1 of this Report except as discussed below. Provided below is a complete schedule of investments for each series of the Registrant or the master fund in which the series of the Registrant invests that provided a summary schedule of portfolio holdings in a report to stockholders included under Item 1 in lieu of a complete schedule of investments. The schedules of investments for the following series are provided below:

Name of Entity for which Schedule of Investments is Provided	Relationship to Series of the Registrant
U.S. Large Company Portfolio	Series of Registrant

The U.S. Large Cap Value Series	Master fund for U.S. Large Cap Value Portfolio III

The DFA International Value Series	Master fund for DFA International Value Portfolio and DFA International Value Portfolio III

The Emerging Markets Series	Master fund for Emerging Markets Portfolio II

Tax-Managed U.S. Marketwide Value Portfolio II	Series of Registrant

U.S. LARGE COMPANY PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

		Shares	Value†
COMMON STOCKS — (99.5%)
COMMUNICATION SERVICES — (8.6%)
	Activision Blizzard, Inc.	235,658	$17,815,745
*	Alphabet, Inc., Class A	90,994	207,665,597
*	Alphabet, Inc., Class C	84,038	193,231,095
	AT&T, Inc.	2,160,535	40,747,690
*	Charter Communications, Inc., Class A	36,062	15,452,206
	Comcast Corp., Class A	1,368,688	54,419,035
# *	DISH Network Corp., Class A	74,436	2,122,170
	Electronic Arts, Inc.	85,117	10,048,062
*	Facebook, Inc., Class A	698,620	140,052,351
	Fox Corp., Class A	96,011	3,441,034
	Fox Corp., Class B	44,121	1,466,582
	Interpublic Group of Cos., Inc.	119,850	3,909,507
*	Live Nation Entertainment, Inc.	40,432	4,240,508
#	Lumen Technologies, Inc.	281,463	2,831,518
*	Match Group, Inc.	85,617	6,776,586
*	Netflix, Inc.	134,323	25,569,726
	News Corp., Class A	117,114	2,325,884
	News Corp., Class B	36,351	723,749
	Omnicom Group, Inc.	62,778	4,779,289
#	Paramount Global, Class B	184,459	5,371,446
# *	Take-Two Interactive Software, Inc.	34,915	4,172,692
*	T-Mobile U.S., Inc.	177,638	21,874,343
*	Twitter, Inc.	242,763	11,900,242
	Verizon Communications, Inc.	1,270,120	58,806,556
*	Walt Disney Co.	550,839	61,490,158
*	Warner Bros Discovery, Inc.	666,194	12,091,421

TOTAL COMMUNICATION SERVICES			913,325,192

CONSUMER DISCRETIONARY — (11.4%)
	Advance Auto Parts, Inc.	18,762	3,745,458
*	Amazon.com, Inc.	132,399	329,094,926
*	Aptiv PLC	81,649	8,687,454
*	AutoZone, Inc.	6,243	12,207,999
	Bath & Body Works, Inc.	77,975	4,124,098
	Best Buy Co., Inc.	65,504	5,890,775
*	Booking Holdings, Inc.	12,439	27,494,046
	BorgWarner, Inc.	72,250	2,660,968
*	Caesars Entertainment, Inc.	64,985	4,307,206
# *	CarMax, Inc.	48,700	4,177,486
# *	Carnival Corp.	243,139	4,206,305
*	Chipotle Mexican Grill, Inc.	8,489	12,356,673
	Darden Restaurants, Inc.	38,968	5,133,255
	Dollar General Corp.	70,303	16,699,072
*	Dollar Tree, Inc.	67,949	11,038,315
	Domino’s Pizza, Inc.	11,033	3,729,154
	DR Horton, Inc.	98,103	6,826,988
	eBay, Inc.	189,558	9,841,851
# *	Etsy, Inc.	38,540	3,591,543
*	Expedia Group, Inc.	45,453	7,942,912
	Ford Motor Co.	1,190,509	16,857,607
	Garmin Ltd.	46,261	5,076,682
*	General Motors Co.	440,271	16,690,674
	Genuine Parts Co.	42,866	5,574,723

U.S. LARGE COMPANY PORTFOLIO

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Hasbro, Inc.	39,190	$3,451,071
*	Hilton Worldwide Holdings, Inc.	84,163	13,069,672
	Home Depot, Inc.	315,938	94,907,775
*	Las Vegas Sands Corp.	103,643	3,672,071
	Lennar Corp., Class A	79,080	6,048,829
	LKQ Corp.	82,154	4,077,303
	Lowe’s Cos., Inc.	203,845	40,306,272
*	Marriott International, Inc., Class A	82,669	14,675,401
	McDonald’s Corp.	226,082	56,330,591
	MGM Resorts International	113,959	4,676,877
*	Mohawk Industries, Inc.	16,476	2,324,105
	Newell Brands, Inc.	112,644	2,607,709
	NIKE, Inc., Class B	386,392	48,183,082
# *	Norwegian Cruise Line Holdings Ltd.	126,132	2,526,424
*	NVR, Inc.	1,001	4,380,586
*	O’Reilly Automotive, Inc.	20,420	12,385,751
*	Penn National Gaming, Inc.	50,367	1,841,921
	Pool Corp.	12,210	4,947,736
	PulteGroup, Inc.	75,055	3,134,297
	PVH Corp.	20,948	1,524,595
	Ralph Lauren Corp.	13,872	1,447,404
	Ross Stores, Inc.	106,625	10,637,976
# *	Royal Caribbean Cruises Ltd.	68,244	5,304,606
	Starbucks Corp.	348,027	25,976,735
	Tapestry, Inc.	79,678	2,623,000
	Target Corp.	144,961	33,145,333
*	Tesla, Inc.	253,280	220,546,093
	TJX Cos., Inc.	360,909	22,116,504
	Tractor Supply Co.	34,361	6,922,023
*	Ulta Beauty, Inc.	16,394	6,505,139
*	Under Armour, Inc., Class A	58,938	905,288
*	Under Armour, Inc., Class C	64,300	912,417
	VF Corp.	97,479	5,068,908
	Whirlpool Corp.	17,851	3,240,314
# *	Wynn Resorts Ltd.	31,860	2,245,493
	Yum! Brands, Inc.	87,438	10,231,120

TOTAL CONSUMER DISCRETIONARY			1,210,856,591

CONSUMER STAPLES — (6.8%)
	Altria Group, Inc.	551,608	30,652,857
	Archer-Daniels-Midland Co.	169,012	15,136,715
	Brown-Forman Corp., Class B	55,078	3,714,460
	Campbell Soup Co.	61,165	2,888,211
	Church & Dwight Co., Inc.	72,754	7,097,880
	Clorox Co.	37,394	5,364,917
	Coca-Cola Co.	1,176,170	75,992,344
	Colgate-Palmolive Co.	255,542	19,689,511
	Conagra Brands, Inc.	145,362	5,077,495
	Constellation Brands, Inc., Class A	49,762	12,245,931
	Costco Wholesale Corp.	134,162	71,336,619
	Estee Lauder Cos., Inc., Class A	70,321	18,568,963
	General Mills, Inc.	183,145	12,953,846
	Hershey Co.	43,798	9,888,274
	Hormel Foods Corp.	85,827	4,496,476
	J M Smucker Co.	32,983	4,516,362
	Kellogg Co.	77,843	5,332,245
	Kimberly-Clark Corp.	101,800	14,132,894
	Kraft Heinz Co.	213,605	9,105,981
	Kroger Co.	202,433	10,923,285

U.S. LARGE COMPANY PORTFOLIO

CONTINUED

	Shares	Value†
CONSUMER STAPLES — (Continued)
Lamb Weston Holdings, Inc.	44,121	$2,916,398
McCormick & Co., Inc.	75,880	7,631,252
Molson Coors Beverage Co., Class B	57,005	3,086,251
Mondelez International, Inc., Class A	419,359	27,040,268
* Monster Beverage Corp.	113,140	9,693,835
PepsiCo, Inc.	418,568	71,872,311
Philip Morris International, Inc.	468,736	46,873,600
Procter & Gamble Co.	725,241	116,437,443
Sysco Corp.	153,452	13,117,077
Tyson Foods, Inc., Class A	88,713	8,264,503
Walgreens Boots Alliance, Inc.	216,432	9,176,717
Walmart, Inc.	428,016	65,482,168

TOTAL CONSUMER STAPLES		720,707,089

ENERGY — (4.1%)
APA Corp.	110,325	4,515,602
Baker Hughes Co.	274,015	8,499,945
Cabot Oil & Gas Corp.	246,242	7,089,307
Chevron Corp.	583,228	91,374,331
ConocoPhillips	393,998	37,634,689
Devon Energy Corp.	189,998	11,052,184
Diamondback Energy, Inc.	51,835	6,543,132
EOG Resources, Inc.	176,923	20,657,530
Exxon Mobil Corp.	1,280,881	109,195,105
Halliburton Co.	271,200	9,660,144
Hess Corp.	82,935	8,548,110
Kinder Morgan, Inc.	587,984	10,671,910
Marathon Oil Corp.	234,569	5,845,459
Marathon Petroleum Corp.	175,179	15,286,120
Occidental Petroleum Corp.	267,758	14,750,788
ONEOK, Inc.	134,204	8,499,139
Phillips 66	141,173	12,248,169
Pioneer Natural Resources Co.	68,633	15,955,114
Schlumberger NV	425,808	16,610,770
Valero Energy Corp.	123,283	13,743,589
Williams Cos., Inc.	366,672	12,573,183

TOTAL ENERGY		440,954,320

FINANCIALS — (10.9%)
Aflac, Inc.	181,520	10,397,466
Allstate Corp.	84,897	10,742,866
American Express Co.	186,094	32,512,483
American International Group, Inc.	251,907	14,739,079
Ameriprise Financial, Inc.	33,518	8,898,694
Aon PLC, Class A	64,989	18,716,182
Arthur J Gallagher & Co.	63,069	10,626,496
Assurant, Inc.	17,088	3,107,965
Bank of America Corp.	2,150,691	76,736,655
Bank of New York Mellon Corp.	223,833	9,414,416
* Berkshire Hathaway, Inc., Class B	554,089	178,876,552
BlackRock, Inc.	43,094	26,919,960
Brown & Brown, Inc.	70,943	4,397,047
Capital One Financial Corp.	125,227	15,605,789
Cboe Global Markets, Inc.	32,078	3,624,172
Charles Schwab Corp.	454,854	30,170,466
Chubb Ltd.	130,460	26,933,467
Cincinnati Financial Corp.	45,581	5,590,965
Citigroup, Inc.	600,544	28,952,226

U.S. LARGE COMPANY PORTFOLIO

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Citizens Financial Group, Inc.	149,745	$5,899,953
	CME Group, Inc.	108,863	23,878,010
	Comerica, Inc.	39,629	3,245,615
	Discover Financial Services	87,135	9,799,202
	Everest Re Group Ltd.	12,003	3,297,344
	FactSet Research Systems, Inc.	11,492	4,636,907
	Fifth Third Bancorp	205,841	7,725,213
	First Republic Bank	54,191	8,086,381
	Franklin Resources, Inc.	84,880	2,087,199
	Globe Life, Inc.	27,840	2,730,547
	Goldman Sachs Group, Inc.	102,732	31,383,599
	Hartford Financial Services Group, Inc.	101,167	7,074,608
	Huntington Bancshares, Inc.	435,479	5,726,549
	Intercontinental Exchange, Inc.	169,928	19,679,362
	Invesco Ltd.	103,721	1,906,392
	JPMorgan Chase & Co.	894,126	106,722,879
	KeyCorp	280,506	5,416,571
	Lincoln National Corp.	50,364	3,029,395
	Loews Corp.	58,623	3,683,869
	M&T Bank Corp.	54,300	9,048,552
	MarketAxess Holdings, Inc.	11,508	3,033,624
	Marsh & McLennan Cos., Inc.	152,986	24,737,836
	MetLife, Inc.	212,294	13,943,470
	Moody’s Corp.	49,038	15,519,546
	Morgan Stanley.	428,900	34,565,051
	MSCI, Inc.	24,588	10,357,695
	Nasdaq, Inc.	35,623	5,605,991
	Northern Trust Corp.	62,620	6,452,991
	PNC Financial Services Group, Inc.	126,912	21,080,083
	Principal Financial Group, Inc.	73,205	4,988,189
	Progressive Corp.	177,213	19,025,588
	Prudential Financial, Inc.	114,518	12,426,348
	Raymond James Financial, Inc.	56,530	5,509,414
	Regions Financial Corp.	286,360	5,933,379
	S&P Global, Inc.	107,162	40,346,493
	Signature Bank	18,980	4,597,905
	State Street Corp.	111,270	7,451,752
*	SVB Financial Group.	17,693	8,627,814
	Synchrony Financial	157,713	5,805,416
	T Rowe Price Group, Inc.	69,345	8,532,209
	Travelers Cos., Inc.	72,976	12,483,275
	Truist Financial Corp.	404,534	19,559,219
	U.S. Bancorp	408,962	19,859,195
	Wells Fargo & Co.	1,175,663	51,294,177
	Willis Towers Watson PLC	36,929	7,934,565
	WR Berkley Corp.	63,972	4,253,498
	Zions Bancorp NA	45,875	2,592,396

TOTAL FINANCIALS			1,158,538,212

HEALTH CARE — (14.1%)
	Abbott Laboratories	535,002	60,722,727
	AbbVie, Inc.	534,879	78,563,028
*	ABIOMED, Inc.	13,791	3,952,225
	Agilent Technologies, Inc.	90,877	10,838,900
*	Align Technology, Inc.	22,176	6,429,044
	AmerisourceBergen Corp.	45,558	6,892,470
	Amgen, Inc.	170,418	39,739,773
	Anthem, Inc.	73,455	36,869,268
	Baxter International, Inc.	151,066	10,734,750

U.S. LARGE COMPANY PORTFOLIO

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
	Becton Dickinson & Co.	86,158	$21,297,396
*	Biogen, Inc.	44,422	9,214,900
*	Bio-Rad Laboratories, Inc., Class A	6,544	3,350,921
	Bio-Techne Corp.	11,819	4,487,556
*	Boston Scientific Corp.	431,225	18,158,885
	Bristol-Myers Squibb Co.	659,480	49,639,060
	Cardinal Health, Inc.	84,198	4,887,694
*	Catalent, Inc.	54,189	4,907,356
*	Centene Corp.	176,248	14,196,776
	Cerner Corp.	88,906	8,325,158
*	Charles River Laboratories International, Inc.	15,345	3,705,971
	Cigna Corp.	97,709	24,112,627
	Cooper Cos., Inc.	14,995	5,413,795
	CVS Health Corp.	397,105	38,173,704
	Danaher Corp.	192,530	48,350,059
*	DaVita, Inc.	18,482	2,002,894
	DENTSPLY SIRONA, Inc.	65,865	2,633,941
*	DexCom, Inc.	29,221	11,939,116
*	Edwards Lifesciences Corp.	189,028	19,995,382
	Eli Lilly & Co.	240,219	70,175,176
	Gilead Sciences, Inc.	380,229	22,562,789
	HCA Healthcare, Inc.	72,271	15,505,743
*	Henry Schein, Inc.	41,769	3,387,466
*	Hologic, Inc.	75,634	5,444,892
	Humana, Inc.	38,880	17,284,493
*	IDEXX Laboratories, Inc.	25,712	11,068,502
*	Illumina, Inc.	47,167	13,992,091
*	Incyte Corp.	56,471	4,233,066
*	Intuitive Surgical, Inc.	108,237	25,901,114
*	IQVIA Holdings, Inc.	57,949	12,632,302
	Johnson & Johnson	796,502	143,736,751
*	Laboratory Corp. of America Holdings	28,168	6,768,207
	McKesson Corp.	45,322	14,032,144
	Medtronic PLC	407,041	42,478,799
	Merck & Co., Inc.	764,233	67,779,825
*	Mettler-Toledo International, Inc.	6,979	8,915,882
*	Moderna, Inc.	106,757	14,349,208
*	Molina Healthcare, Inc.	17,624	5,524,243
	Organon & Co.	75,760	2,449,321
	PerkinElmer, Inc.	38,005	5,571,913
	Pfizer, Inc.	1,698,193	83,330,330
	Quest Diagnostics, Inc.	36,004	4,818,775
*	Regeneron Pharmaceuticals, Inc.	32,287	21,280,685
	ResMed, Inc.	44,303	8,859,271
	STERIS PLC	30,375	6,805,519
	Stryker Corp.	101,697	24,535,418
	Teleflex, Inc.	14,141	4,038,952
	Thermo Fisher Scientific, Inc.	119,221	65,919,675
	UnitedHealth Group, Inc.	284,960	144,916,408
	Universal Health Services, Inc., Class B	22,297	2,732,051
*	Vertex Pharmaceuticals, Inc.	77,126	21,072,366
	Viatris, Inc.	368,206	3,803,568
*	Waters Corp.	18,381	5,569,811
	West Pharmaceutical Services, Inc.	22,512	7,092,631
	Zimmer Biomet Holdings, Inc.	63,590	7,678,492
	Zoetis, Inc.	143,294	25,398,861

TOTAL HEALTH CARE			1,501,182,116

U.S. LARGE COMPANY PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (7.9%)
	3M Co.	172,788	$24,919,485
*	Alaska Air Group, Inc.	38,947	2,118,327
	Allegion PLC	27,311	3,120,009
# *	American Airlines Group, Inc.	195,788	3,674,941
	AMETEK, Inc.	69,634	8,791,989
	AO Smith Corp.	40,064	2,340,939
*	Boeing Co.	165,805	24,678,416
	Carrier Global Corp.	258,839	9,905,769
	Caterpillar, Inc.	163,694	34,464,135
	CH Robinson Worldwide, Inc.	39,151	4,155,879
	Cintas Corp.	26,606	10,569,500
*	Copart, Inc.	64,824	7,367,248
	CSX Corp.	671,822	23,070,367
	Cummins, Inc.	43,284	8,188,900
	Deere & Co.	84,854	32,036,628
*	Delta Air Lines, Inc.	194,905	8,386,762
	Dover Corp.	43,832	5,842,806
	Eaton Corp. PLC	120,749	17,511,020
	Emerson Electric Co.	179,910	16,224,284
	Equifax, Inc.	37,069	7,544,283
	Expeditors International of Washington, Inc.	51,705	5,122,414
	Fastenal Co.	174,845	9,670,677
	FedEx Corp.	73,615	14,630,245
	Fortive Corp.	109,205	6,279,287
	Fortune Brands Home & Security, Inc.	40,984	2,920,110
*	Generac Holdings, Inc.	19,225	4,217,580
	General Dynamics Corp.	69,752	16,498,441
	General Electric Co.	332,604	24,795,628
	Honeywell International, Inc.	207,747	40,201,122
	Howmet Aerospace, Inc.	114,689	3,913,189
	Huntington Ingalls Industries, Inc.	11,895	2,530,542
	IDEX Corp.	23,140	4,392,435
	Illinois Tool Works, Inc.	86,448	17,039,765
	Ingersoll Rand, Inc.	123,315	5,420,927
	Jacobs Engineering Group, Inc.	38,953	5,396,938
	JB Hunt Transport Services, Inc.	25,593	4,372,564
	Johnson Controls International PLC	212,582	12,727,284
	L3Harris Technologies, Inc.	59,496	13,818,541
	Leidos Holdings, Inc.	42,545	4,403,833
	Lockheed Martin Corp.	73,330	31,687,360
	Masco Corp.	72,074	3,797,579
	Nielsen Holdings PLC	110,317	2,957,599
	Nordson Corp.	16,379	3,532,786
	Norfolk Southern Corp.	72,545	18,707,905
	Northrop Grumman Corp.	44,395	19,507,163
	Old Dominion Freight Line, Inc.	28,277	7,920,953
	Otis Worldwide Corp.	128,729	9,376,620
	PACCAR, Inc.	104,616	8,688,359
	Parker-Hannifin Corp.	38,982	10,557,105
	Pentair PLC	50,241	2,549,731
	Quanta Services, Inc.	43,413	5,035,040
	Raytheon Technologies Corp.	451,687	42,869,613
	Republic Services, Inc.	63,200	8,485,864
	Robert Half International, Inc.	33,078	3,251,898
	Rockwell Automation, Inc.	34,988	8,840,418
	Rollins, Inc.	68,402	2,294,203
	Roper Technologies, Inc.	31,880	14,981,050
	Snap-on, Inc.	16,234	3,449,563
*	Southwest Airlines Co.	180,120	8,415,206

U.S. LARGE COMPANY PORTFOLIO

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	Stanley Black & Decker, Inc.	49,010	$5,888,551
	Textron, Inc.	66,906	4,633,240
	Trane Technologies PLC	70,658	9,884,348
*	TransDigm Group, Inc.	15,944	9,483,651
	Union Pacific Corp.	192,696	45,146,746
*	United Airlines Holdings, Inc.	98,534	4,975,967
	United Parcel Service, Inc., Class B	220,609	39,705,208
*	United Rentals, Inc.	22,023	6,970,720
	Verisk Analytics, Inc.	48,628	9,922,543
	Waste Management, Inc.	116,680	19,186,859
	Westinghouse Air Brake Technologies Corp.	56,471	5,077,308
	WW Grainger, Inc.	13,122	6,561,394
	Xylem, Inc.	54,856	4,415,908

TOTAL INDUSTRIALS			842,021,667

INFORMATION TECHNOLOGY — (27.1%)
	Accenture PLC, Class A	191,214	57,433,037
*	Adobe, Inc.	142,715	56,508,004
*	Advanced Micro Devices, Inc.	494,616	42,299,560
*	Akamai Technologies, Inc.	49,541	5,562,463
	Amphenol Corp., Class A	180,892	12,933,778
	Analog Devices, Inc.	158,941	24,537,312
*	ANSYS, Inc.	26,257	7,238,792
	Apple, Inc.	4,690,629	739,477,819
	Applied Materials, Inc.	268,665	29,647,183
*	Arista Networks, Inc.	68,189	7,880,603
*	Autodesk, Inc.	66,597	12,605,480
	Automatic Data Processing, Inc.	127,162	27,744,205
	Broadcom, Inc.	124,917	69,252,736
	Broadridge Financial Solutions, Inc.	35,371	5,098,022
*	Cadence Design Systems, Inc.	83,634	12,616,189
	CDW Corp.	41,324	6,743,250
*	Ceridian HCM Holding, Inc.	41,914	2,352,633
	Cisco Systems, Inc.	1,276,052	62,501,027
	Citrix Systems, Inc.	37,339	3,737,634
	Cognizant Technology Solutions Corp., Class A	158,900	12,855,010
	Corning, Inc.	226,008	7,953,222
*	DXC Technology Co.	73,305	2,103,853
*	Enphase Energy, Inc.	40,437	6,526,532
*	EPAM Systems, Inc.	17,249	4,570,813
*	F5, Inc.	18,330	3,068,625
	Fidelity National Information Services, Inc.	184,276	18,270,965
*	Fiserv, Inc.	179,316	17,558,623
*	FleetCor Technologies, Inc.	24,688	6,160,150
*	Fortinet, Inc.	40,982	11,844,208
*	Gartner, Inc.	24,786	7,201,572
	Global Payments, Inc.	86,152	11,801,101
	Hewlett Packard Enterprise Co.	391,335	6,030,472
	HP, Inc.	327,582	11,999,329
	Intel Corp.	1,231,998	53,702,793
	International Business Machines Corp.	271,412	35,883,381
	Intuit, Inc.	85,673	35,875,569
*	IPG Photonics Corp.	11,050	1,044,004
	Jack Henry & Associates, Inc.	22,033	4,177,016
	Juniper Networks, Inc.	99,003	3,120,575
*	Keysight Technologies, Inc.	55,459	7,779,234
	KLA Corp.	45,704	14,591,459
	Lam Research Corp.	42,206	19,657,867
	Mastercard, Inc., Class A	261,122	94,886,512

U.S. LARGE COMPANY PORTFOLIO

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	Microchip Technology, Inc.	168,127	$10,961,880
	Micron Technology, Inc.	338,812	23,103,590
	Microsoft Corp.	2,268,204	629,471,974
	Monolithic Power Systems, Inc.	13,143	5,155,210
	Motorola Solutions, Inc.	51,137	10,927,466
	NetApp, Inc.	66,974	4,905,845
	NortonLifeLock, Inc.	176,987	4,431,754
	NVIDIA Corp.	756,384	140,286,540
	NXP Semiconductors NV	80,721	13,795,219
	Oracle Corp.	476,692	34,989,193
	Paychex, Inc.	96,749	12,261,001
*	Paycom Software, Inc.	14,637	4,119,876
*	PayPal Holdings, Inc.	352,476	30,993,215
*	PTC, Inc.	32,167	3,673,793
*	Qorvo, Inc.	33,144	3,771,124
	QUALCOMM, Inc.	340,978	47,631,217
*	Salesforce, Inc.	298,015	52,432,759
	Seagate Technology Holdings PLC	60,570	4,969,163
*	ServiceNow, Inc.	60,511	28,930,309
	Skyworks Solutions, Inc.	49,553	5,614,355
*	SolarEdge Technologies, Inc.	16,041	4,016,827
*	Synopsys, Inc.	46,468	13,326,558
	TE Connectivity Ltd.	98,573	12,299,939
*	Teledyne Technologies, Inc.	14,191	6,124,126
	Teradyne, Inc.	49,599	5,230,711
	Texas Instruments, Inc.	279,422	47,571,595
*	Trimble, Inc.	76,600	5,109,220
*	Tyler Technologies, Inc.	12,436	4,908,614
*	VeriSign, Inc.	29,173	5,212,923
#	Visa, Inc., Class A	501,762	106,940,535
*	Western Digital Corp.	95,299	5,057,518
*	Zebra Technologies Corp., Class A	16,019	5,921,584

TOTAL INFORMATION TECHNOLOGY			2,878,978,245

MATERIALS — (2.8%)
	Air Products & Chemicals, Inc.	67,081	15,701,650
	Albemarle Corp.	35,595	6,863,784
#	Amcor PLC	461,202	5,469,856
	Avery Dennison Corp.	25,236	4,557,622
	Ball Corp.	98,366	7,983,385
	Celanese Corp.	32,429	4,765,117
	CF Industries Holdings, Inc.	65,398	6,332,488
	Corteva, Inc.	219,479	12,661,744
	Dow, Inc.	222,027	14,764,795
	DuPont de Nemours, Inc.	155,182	10,231,149
	Eastman Chemical Co.	39,029	4,007,107
	Ecolab, Inc.	75,214	12,736,739
	FMC Corp.	38,275	5,072,968
	Freeport-McMoRan, Inc.	444,657	18,030,841
	International Flavors & Fragrances, Inc.	77,032	9,343,982
	International Paper Co.	116,926	5,411,335
	Linde PLC	155,075	48,377,197
	LyondellBasell Industries NV, Class A	79,425	8,421,433
	Martin Marietta Materials, Inc.	18,989	6,726,284
	Mosaic Co.	112,559	7,025,933
	Newmont Corp.	241,684	17,606,679
	Nucor Corp.	82,295	12,737,620
	Packaging Corp. of America	28,923	4,661,520
	PPG Industries, Inc.	71,494	9,150,517

U.S. LARGE COMPANY PORTFOLIO

CONTINUED

		Shares	Value†
MATERIALS — (Continued)
	Sealed Air Corp.	44,503	$2,857,538
	Sherwin-Williams Co.	73,147	20,112,499
	Vulcan Materials Co.	40,383	6,957,587
	WestRock Co.	79,206	3,923,073

TOTAL MATERIALS			292,492,442

REAL ESTATE — (2.9%)
	Alexandria Real Estate Equities, Inc.	44,036	8,021,598
	American Tower Corp.	137,840	33,222,197
	AvalonBay Communities, Inc.	42,095	9,575,771
#	Boston Properties, Inc.	43,241	5,085,142
	Camden Property Trust	30,925	4,851,823
*	CBRE Group, Inc., Class A	101,256	8,408,298
	Crown Castle International Corp.	130,993	24,261,213
	Digital Realty Trust, Inc.	86,020	12,569,242
	Duke Realty Corp.	115,064	6,299,754
	Equinix, Inc.	27,242	19,589,177
	Equity Residential	103,704	8,451,876
	Essex Property Trust, Inc.	19,788	6,515,595
	Extra Space Storage, Inc.	40,736	7,739,840
	Federal Realty Investment Trust	21,702	2,540,436
	Healthpeak Properties, Inc.	164,105	5,384,285
	Host Hotels & Resorts, Inc.	216,555	4,406,894
#	Iron Mountain, Inc.	87,831	4,719,160
	Kimco Realty Corp.	186,803	4,731,720
	Mid-America Apartment Communities, Inc.	34,890	6,862,165
	Prologis, Inc.	223,890	35,887,328
	Public Storage	46,156	17,146,954
	Realty Income Corp.	171,321	11,882,825
	Regency Centers Corp.	46,551	3,204,105
	SBA Communications Corp.	32,787	11,380,696
	Simon Property Group, Inc.	99,387	11,727,666
	UDR, Inc.	90,482	4,814,547
	Ventas, Inc.	120,009	6,666,500
#	Vornado Realty Trust	47,507	1,838,996
	Welltower, Inc.	131,786	11,967,487
	Weyerhaeuser Co.	225,883	9,310,897

TOTAL REAL ESTATE			309,064,187

UTILITIES — (2.9%)
	AES Corp.	202,894	4,143,095
	Alliant Energy Corp.	76,199	4,481,263
	Ameren Corp.	78,296	7,273,698
	American Electric Power Co., Inc.	152,679	15,132,016
	American Water Works Co., Inc.	55,240	8,511,379
#	Atmos Energy Corp.	40,975	4,646,565
	CenterPoint Energy, Inc.	191,911	5,874,396
	CMS Energy Corp.	88,194	6,058,046
	Consolidated Edison, Inc.	107,558	9,974,929
	Constellation Energy Corp.	99,280	5,878,369
	Dominion Energy, Inc.	244,939	19,996,820
	DTE Energy Co.	58,959	7,725,987
	Duke Energy Corp.	233,068	25,674,771
	Edison International	115,573	7,950,267
	Entergy Corp.	61,155	7,268,272
	Evergy, Inc.	69,309	4,702,615
	Eversource Energy	104,581	9,140,379
	Exelon Corp.	295,506	13,823,771

U.S. LARGE COMPANY PORTFOLIO

CONTINUED

		Shares	Value†
	UTILITIES — (Continued)
	FirstEnergy Corp.	172,512	$7,471,495
	NextEra Energy, Inc.	593,652	42,161,165
	NiSource, Inc.	119,481	3,479,287
	NRG Energy, Inc.	74,530	2,675,627
	Pinnacle West Capital Corp.	34,789	2,476,977
	PPL Corp.	225,932	6,396,135
	Public Service Enterprise Group, Inc.	152,409	10,616,811
	Sempra Energy.	96,505	15,572,047
	Southern Co.	320,873	23,548,869
	WEC Energy Group, Inc.	94,940	9,498,747
	Xcel Energy, Inc.	162,463	11,902,039

	TOTAL UTILITIES		304,055,837

	TOTAL COMMON STOCKS Cost ($ 2,980,717,823)		10,572,175,898

	TEMPORARY CASH INVESTMENTS — (0.3%)
	State Street Institutional U.S. Government Money Market Fund 0.290%	33,905,627	33,905,627

	SECURITIES LENDING COLLATERAL — (0.2%)
@ §	The DFA Short Term Investment Fund	1,631,855	18,875,665

	TOTAL INVESTMENTS — (100.0%) (Cost $ 3,033,499,162)		$10,624,957,190

†	See Note B to Financial Statements.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.

As of April 30, 2022, U.S. Large Company Portfolio had entered into the following outstanding futures contracts:

					Unrealized
	Number of	Expiration	Notional	Market	Appreciation
Description	Contracts	Date	Value	Value	(Depreciation)
Long Position Contracts:
S&P 500® Emini Index	201	06/17/22	$44,379,053	$41,481,375	$(2,897,678)

Total Futures Contracts			$44,379,053	$41,481,375	$(2,897,678)

Summary of the Portfolio’s investments as of April 30, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$913,325,192	—	—	$913,325,192
Consumer Discretionary	1,210,856,591	—	—	1,210,856,591
Consumer Staples	720,707,089	—	—	720,707,089
Energy	440,954,320	—	—	440,954,320
Financials	1,158,538,212	—	—	1,158,538,212
Health Care	1,501,182,116	—	—	1,501,182,116
Industrials	842,021,667	—	—	842,021,667
Information Technology	2,878,978,245	—	—	2,878,978,245
Materials	292,492,442	—	—	292,492,442

U.S. LARGE COMPANY PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Real Estate	$309,064,187	—	—	$309,064,187
Utilities	304,055,837	—	—	304,055,837
Temporary Cash Investments	33,905,627	—	—	33,905,627
Securities Lending Collateral	—	$18,875,665	—	18,875,665
Futures Contracts**	(2,897,678)	—	—	(2,897,678)

TOTAL	$10,603,183,847	$18,875,665	—	$10,622,059,512

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

THE U.S. LARGE CAP VALUE SERIES

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

		Shares	Value†
COMMON STOCKS — (98.4%)
COMMUNICATION SERVICES — (7.9%)
	Activision Blizzard, Inc.	914,042	$69,101,575
	AT&T, Inc.	21,707,840	409,409,862
*	Charter Communications, Inc., Class A	796	341,078
	Comcast Corp., Class A	13,782,625	547,997,170
# *	DISH Network Corp., Class A	655,458	18,687,108
	Electronic Arts, Inc.	14,953	1,765,202
#	Fox Corp., Class A	1,012,263	36,279,506
	Fox Corp., Class B	398,625	13,250,295
	Interpublic Group of Cos., Inc.	975,627	31,824,953
*	Liberty Broadband Corp., Class A	27,366	2,946,224
*	Liberty Broadband Corp., Class C	255,397	28,558,492
# *	Liberty Media Corp.-Liberty Formula One, Class A	39,281	2,255,515
# *	Liberty Media Corp.-Liberty Formula One, Class C	78,562	4,896,769
*	Liberty Media Corp.-Liberty SiriusXM, Class A	157,126	6,572,581
*	Liberty Media Corp.-Liberty SiriusXM, Class C	358,516	15,014,650
#	Lumen Technologies, Inc.	6,413,688	64,521,701
# *	Madison Square Garden Entertainment Corp.	8,266	605,484
	News Corp., Class A	579,629	11,511,432
	News Corp., Class B	64,856	1,291,283
	Omnicom Group, Inc.	60,652	4,617,437
#	Paramount Global, Class A	2,909	91,779
#	Paramount Global, Class B	1,966,931	57,277,031
*	T-Mobile U.S., Inc.	1,375,885	169,426,479
	Verizon Communications, Inc.	7,271,416	336,666,561
*	Walt Disney Co.	2,075,362	231,672,660
*	Warner Bros Discovery, Inc.	7,788,847	141,367,573
*	Zynga, Inc., Class A	10,500	86,835

TOTAL COMMUNICATION SERVICES			2,208,037,235

CONSUMER DISCRETIONARY — (6.0%)
#	Advance Auto Parts, Inc.	260,851	52,073,685
*	Aptiv PLC	232,008	24,685,651
	Aramark	806,008	29,217,790
	Autoliv, Inc.	311,379	22,942,405
	BorgWarner, Inc.	1,106,571	40,755,010
*	Capri Holdings Ltd.	28,630	1,365,651
# *	CarMax, Inc.	375,975	32,251,136
# *	Carnival Corp.	1,380,879	23,889,207
#	Dick’s Sporting Goods, Inc.	20,800	2,005,536
*	Dollar Tree, Inc.	570,583	92,691,208
	DR Horton, Inc.	2,915,899	202,917,411
	eBay, Inc.	1,566,485	81,331,901
	Ford Motor Co.	7,664,173	108,524,690
	Garmin Ltd.	539,512	59,206,047
*	General Motors Co.	4,580,910	173,662,298
	Gentex Corp.	998,057	29,292,973
	Genuine Parts Co.	7,025	913,601
#	Hasbro, Inc.	36,378	3,203,447
# *	Hyatt Hotels Corp., Class A	135,848	12,900,126
	Lear Corp.	354,145	45,309,311
	Lennar Corp., Class A	1,101,303	84,238,666
#	Lennar Corp., Class B	37,985	2,476,622
#	Lithia Motors, Inc.	108,700	30,776,231

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	LKQ Corp.	1,704,698	$84,604,162
	MGM Resorts International	1,571,958	64,513,156
# *	Mohawk Industries, Inc.	537,937	75,881,393
#	Newell Brands, Inc.	423,698	9,808,609
*	Norwegian Cruise Line Holdings Ltd.	89,903	1,800,757
	PulteGroup, Inc.	2,270,502	94,816,164
#	Qurate Retail, Inc., Class A	63,525	267,440
	Ralph Lauren Corp.	234,179	24,434,237
# *	Royal Caribbean Cruises Ltd.	573,904	44,609,558
	Tapestry, Inc.	359,369	11,830,428
#	Toll Brothers, Inc.	50,066	2,321,560
#	Whirlpool Corp.	492,212	89,346,322

TOTAL CONSUMER DISCRETIONARY			1,660,864,389

CONSUMER STAPLES — (6.7%)
	Archer-Daniels-Midland Co.	1,132,777	101,451,508
# *	BellRing Brands, Inc.	100,936	2,163,059
	Bunge Ltd.	586,403	66,333,907
#	Campbell Soup Co.	75,842	3,581,259
	Conagra Brands, Inc.	713,685	24,929,017
	Constellation Brands, Inc., Class A	304,615	74,962,705
*	Darling Ingredients, Inc.	496,900	36,467,491
	General Mills, Inc.	2,009,243	142,113,757
	Hormel Foods Corp.	256,836	13,455,638
	Ingredion, Inc.	6,180	525,980
#	J M Smucker Co.	671,754	91,983,275
	Keurig Dr Pepper, Inc.	148,700	5,561,380
	Kraft Heinz Co.	921,270	39,273,740
	Kroger Co.	3,344,736	180,481,955
#	McCormick & Co., Inc.	34,185	3,437,986
#	Molson Coors Beverage Co., Class B	452,391	24,492,449
	Mondelez International, Inc., Class A	3,256,041	209,949,524
*	Pilgrim’s Pride Corp.	6,211	176,082
*	Post Holdings, Inc.	79,616	5,922,634
	Seaboard Corp.	13	54,925
	Tyson Foods, Inc., Class A	1,703,838	158,729,548
*	U.S. Foods Holding Corp	810,698	30,498,459
	Walgreens Boots Alliance, Inc.	2,588,255	109,742,012
	Walmart, Inc.	3,565,991	545,560,963

TOTAL CONSUMER STAPLES			1,871,849,253

ENERGY — (11.6%)
	Baker Hughes Co.	835,609	25,920,591
	Cabot Oil & Gas Corp.	98,982	2,849,692
	Chevron Corp.	3,426,054	536,759,880
	ConocoPhillips	5,239,620	500,488,502
	Continental Resources, Inc.	7,637	424,388
	Devon Energy Corp.	1,255,473	73,030,864
	Diamondback Energy, Inc.	5,037	635,821
	EOG Resources, Inc.	1,171,923	136,833,730
	Exxon Mobil Corp.	8,006,417	682,547,049
	Halliburton Co.	1,791,236	63,803,826
	Hess Corp.	1,054,481	108,685,357
*	HF Sinclair Corp.	392	14,904
	Kinder Morgan, Inc.	4,353,789	79,021,270
	Marathon Oil Corp.	61,769	1,539,283
	Marathon Petroleum Corp.	1,362,907	118,927,265
#	NOV, Inc.	23,459	425,312

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

		Shares	Value†
ENERGY — (Continued)
	Occidental Petroleum Corp.	3,835,861	$211,317,583
	ONEOK, Inc.	1,043,234	66,068,009
	Phillips 66	938,504	81,424,607
	Pioneer Natural Resources Co.	483,420	112,380,647
	Schlumberger NV	4,645,370	181,215,884
	Targa Resources Corp.	438,261	32,172,740
	Valero Energy Corp.	903,791	100,754,621
	Williams Cos., Inc.	3,732,198	127,977,069

TOTAL ENERGY			3,245,218,894

FINANCIALS — (19.2%)
	Aflac, Inc.	1,552,844	88,946,904
*	Alleghany Corp.	32,173	26,912,715
	Allstate Corp.	879,506	111,292,689
	Ally Financial, Inc.	2,929,513	117,063,340
	American Financial Group, Inc.	324,322	44,912,111
	American International Group, Inc.	1,394,312	81,581,195
	Apollo Global Management, Inc.	140,892	7,010,786
*	Arch Capital Group Ltd.	522,976	23,884,314
	Assurant, Inc.	225,564	41,025,580
	Axis Capital Holdings Ltd.	3,443	197,387
	Bank of America Corp.	8,459,338	301,829,180
	Bank of New York Mellon Corp.	2,367,972	99,596,902
*	Berkshire Hathaway, Inc., Class B	1,865,663	602,291,986
#	BOK Financial Corp.	6,114	507,034
	Capital One Financial Corp.	1,481,334	184,603,843
	Charles Schwab Corp.	3,700	245,421
	Chubb Ltd.	588,566	121,509,451
	Citigroup, Inc.	4,211,758	203,048,853
	Citizens Financial Group, Inc.	925,776	36,475,574
	CNA Financial Corp.	188,355	8,935,561
	Comerica, Inc.	155,103	12,702,936
	East West Bancorp, Inc.	105,524	7,523,861
	Equitable Holdings, Inc.	10,374	299,082
	Everest Re Group Ltd.	89,259	24,520,340
	Fidelity National Financial, Inc.	33,039	1,315,613
	Fifth Third Bancorp	4,059,593	152,356,525
	First Horizon Corp.	75,600	1,691,928
#	Franklin Resources, Inc.	55,372	1,361,597
	Goldman Sachs Group, Inc.	1,053,078	321,704,798
	Hartford Financial Services Group, Inc.	2,301,121	160,917,392
#	Huntington Bancshares, Inc.	3,232,098	42,502,089
#	Invesco Ltd.	245,316	4,508,908
#	Jefferies Financial Group, Inc.	303,442	9,333,876
	JPMorgan Chase & Co.	5,744,861	685,706,609
	KeyCorp	3,705,439	71,552,027
	Lincoln National Corp.	402,639	24,218,736
	Loews Corp.	912,236	57,324,910
	M&T Bank Corp.	214,257	35,703,787
*	Markel Corp.	1,271	1,720,019
	MetLife, Inc.	948,349	62,287,562
	Morgan Stanley	3,447,111	277,802,676
	Northern Trust Corp.	7,507	773,596
#	Old Republic International Corp.	748,155	16,466,892
	PNC Financial Services Group, Inc.	1,100,011	182,711,827
#	Principal Financial Group, Inc.	1,640,730	111,799,342
#	Prosperity Bancshares, Inc.	10,200	666,876
	Prudential Financial, Inc.	708,192	76,845,914
	Raymond James Financial, Inc.	2,229	217,238

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Regions Financial Corp.	5,577,353	$115,562,754
	Reinsurance Group of America, Inc.	761	81,671
	RenaissanceRe Holdings Ltd.	3,923	563,029
	Signature Bank	400	96,900
	State Street Corp.	482,583	32,318,584
	Synchrony Financial	1,231,284	45,323,564
	Synovus Financial Corp.	13,039	541,640
	Travelers Cos., Inc.	1,136,535	194,415,677
	Truist Financial Corp.	2,893,413	139,896,519
	U.S. Bancorp	1,398,004	67,887,074
	Unum Group	30,296	924,634
	Wells Fargo & Co.	5,597,864	244,234,806
	WR Berkley Corp.	181,956	12,098,254
	Zions Bancorp NA	744,970	42,098,255

TOTAL FINANCIALS			5,344,451,143

HEALTH CARE — (16.6%)
	Abbott Laboratories	290,207	32,938,494
	AbbVie, Inc.	6,916	1,015,822
	Anthem, Inc.	786,917	394,977,250
	Baxter International, Inc.	706,909	50,232,953
	Becton Dickinson & Co.	219,415	54,237,194
*	Biogen, Inc.	479,729	99,514,984
*	Bio-Rad Laboratories, Inc., Class A	28,609	14,649,525
*	Boston Scientific Corp.	50,481	2,125,755
	Bristol-Myers Squibb Co.	4,561,315	343,330,180
*	Catalent, Inc.	24,420	2,211,475
*	Centene Corp.	1,087,849	87,626,237
	Cerner Corp.	330,250	30,924,610
*	Change Healthcare, Inc.	290,410	6,842,060
	Cigna Corp.	1,001,524	247,156,093
	Cooper Cos., Inc.	6,954	2,510,672
	CVS Health Corp.	4,319,030	415,188,354
	Danaher Corp.	975,510	244,979,826
*	DaVita, Inc.	138,893	15,051,834
	DENTSPLY SIRONA, Inc.	322,766	12,907,412
# *	Elanco Animal Health, Inc.	80,232	2,030,672
# *	Embecta Corp.	43,883	1,335,360
# *	Envista Holdings Corp.	11,130	440,971
	Gilead Sciences, Inc.	2,088,294	123,919,366
*	Henry Schein, Inc.	212,926	17,268,299
*	Hologic, Inc.	133,759	9,629,310
	Humana, Inc.	442,707	196,809,824
*	Jazz Pharmaceuticals PLC	216,185	34,637,161
*	Laboratory Corp. of America Holdings	750,531	180,337,589
	McKesson Corp.	123,372	38,197,205
	Medtronic PLC	1,794,733	187,298,336
	Merck & Co., Inc.	67,073	5,948,704
#	PerkinElmer, Inc.	121,202	17,769,425
	Perrigo Co. PLC	16,298	559,021
	Pfizer, Inc.	17,075,357	837,887,768
	Quest Diagnostics, Inc.	971,775	130,062,366
*	Regeneron Pharmaceuticals, Inc.	147,015	96,899,057
	STERIS PLC	209,232	46,878,430
*	Syneos Health, Inc.	13,905	1,016,316
	Teleflex, Inc.	400	114,248
	Thermo Fisher Scientific, Inc.	758,947	419,636,975
*	United Therapeutics Corp.	40,188	7,135,781
	UnitedHealth Group, Inc.	5,974	3,038,078

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
	Universal Health Services, Inc., Class B	541,236	$66,317,647
*	Vertex Pharmaceuticals, Inc.	181,623	49,623,036
	Viatris, Inc.	3,416,293	35,290,307
	Zimmer Biomet Holdings, Inc.	367,080	44,324,910
*	Zimvie, Inc.	36,708	825,930

TOTAL HEALTH CARE			4,613,652,822

INDUSTRIALS — (12.0%)
	AECOM.	555,241	39,177,805
#	AGCO Corp.	370,490	47,200,426
*	Alaska Air Group, Inc.	3,970	215,928
	AMERCO	84,561	45,280,724
	AMETEK, Inc.	193,136	24,385,351
	Arcosa, Inc.	75,409	4,036,644
*	Builders FirstSource, Inc.	591,900	36,443,283
*	CACI International, Inc., Class A	2,200	583,660
	Carlisle Cos., Inc.	344,730	89,409,173
	Carrier Global Corp.	2,108,684	80,699,337
	CSX Corp.	1,802,425	61,895,274
	Cummins, Inc.	514,912	97,416,201
	Deere & Co.	1,688	637,304
*	Delta Air Lines, Inc.	20,719	891,539
	Dover Corp.	414,398	55,239,253
	Eaton Corp. PLC	1,056,808	153,258,296
	Emerson Electric Co.	244,394	22,039,451
	FedEx Corp.	974,034	193,579,517
# *	Fluor Corp.	363	8,984
	Fortive Corp.	270,555	15,556,912
	Fortune Brands Home & Security, Inc.	521,389	37,148,966
	General Dynamics Corp.	429,452	101,578,282
	General Electric Co.	666,263	49,669,907
# *	GXO Logistics, Inc.	802,787	47,516,963
	Howmet Aerospace, Inc.	1,598,924	54,555,287
	Hubbell, Inc.	31,189	6,093,083
	Huntington Ingalls Industries, Inc.	720	153,173
	Ingersoll Rand, Inc.	798,380	35,096,785
	Jacobs Engineering Group, Inc.	285,488	39,554,362
# *	JetBlue Airways Corp.	59,076	650,427
	Johnson Controls International PLC	1,549,925	92,794,010
	L3Harris Technologies, Inc.	251,935	58,514,423
	Leidos Holdings, Inc.	736,625	76,248,054
	ManpowerGroup, Inc.	104,684	9,442,497
*	MasTec, Inc.	895	64,449
	MDU Resources Group, Inc.	20,335	523,830
# *	Middleby Corp.	62,449	9,610,277
	Nielsen Holdings PLC	122,626	3,287,603
	Norfolk Southern Corp.	782,675	201,836,229
	Northrop Grumman Corp.	131,418	57,745,069
	nVent Electric PLC	13,164	444,680
	Oshkosh Corp.	148,971	13,770,879
	Otis Worldwide Corp.	1,228,006	89,447,957
	Owens Corning	522,134	47,477,645
	PACCAR, Inc.	1,006,846	83,618,560
	Parker-Hannifin Corp.	390,531	105,763,605
	Pentair PLC	1,022,156	51,874,417
	Quanta Services, Inc.	681,204	79,006,040
	Raytheon Technologies Corp.	1,985,308	188,425,582
	Republic Services, Inc.	1,835,706	246,480,245
	Roper Technologies, Inc.	9,729	4,571,852

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
*	Sensata Technologies Holding PLC	672,107	$30,520,379
	Snap-on, Inc.	314,577	66,844,467
*	Southwest Airlines Co.	1,308,526	61,134,335
	Stanley Black & Decker, Inc.	768,993	92,394,509
	Textron, Inc.	1,446,441	100,166,039
	Trane Technologies PLC	504,559	70,582,759
*	United Airlines Holdings, Inc.	715,389	36,127,144
*	United Rentals, Inc.	246,104	77,896,838
	Westinghouse Air Brake Technologies Corp.	314,577	28,283,618
*	XPO Logistics, Inc.	234,243	12,599,931

TOTAL INDUSTRIALS			3,337,470,219

INFORMATION TECHNOLOGY — (9.2%)
# *	Akamai Technologies, Inc.	143,163	16,074,342
	Amdocs Ltd.	720,716	57,433,858
	Analog Devices, Inc.	607,683	93,814,101
*	Arrow Electronics, Inc.	390,152	45,983,315
	Avnet, Inc.	5,178	226,071
# *	Cerence, Inc.	658	19,411
*	Ciena Corp.	76,500	4,220,505
	Cisco Systems, Inc.	270,002	13,224,698
	Cognizant Technology Solutions Corp., Class A	1,614,854	130,641,689
	Concentrix Corp.	94,091	14,817,451
	Corning, Inc.	4,000,592	140,780,832
	Dolby Laboratories, Inc., Class A	16,857	1,305,912
*	DXC Technology Co.	784,579	22,517,417
*	F5, Inc.	108	18,080
	Fidelity National Information Services, Inc.	807,687	80,082,166
# *	First Solar, Inc.	1,083	79,091
*	Fiserv, Inc.	500,034	48,963,329
*	Flex Ltd.	1,342,960	22,145,410
	Global Payments, Inc.	246,990	33,832,690
	Hewlett Packard Enterprise Co.	7,817,029	120,460,417
#	HP, Inc.	9,358,742	342,810,719
	Intel Corp.	12,597,551	549,127,248
	International Business Machines Corp.	195,195	25,806,731
*	IPG Photonics Corp.	3,170	299,502
	Jabil, Inc.	219,735	12,685,302
	Juniper Networks, Inc.	1,211,205	38,177,182
*	Kyndryl Holdings, Inc.	94,502	1,123,629
	Marvell Technology, Inc.	1,148,850	66,725,208
	Microchip Technology, Inc.	2,564	167,173
	Micron Technology, Inc.	3,863,654	263,462,566
#	MKS Instruments, Inc.	1,502	171,198
*	ON Semiconductor Corp.	1,475,404	76,883,302
*	Qorvo, Inc.	523,064	59,514,222
*	Salesforce, Inc.	185,741	32,679,272
	Skyworks Solutions, Inc.	308,879	34,995,991
	SS&C Technologies Holdings, Inc.	383,504	24,797,369
#	TD SYNNEX Corp.	94,091	9,417,568
	TE Connectivity Ltd.	987,862	123,265,420
*	Teledyne Technologies, Inc.	5,448	2,351,084
	Vontier Corp.	23,227	595,076
*	Western Digital Corp.	1,180,996	62,675,458
	Xerox Holdings Corp.	31,592	549,701

TOTAL INFORMATION TECHNOLOGY			2,574,921,706

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

		Shares	Value†
MATERIALS — (8.5%)
	Air Products & Chemicals, Inc.	379,320	$88,787,432
	Albemarle Corp.	500,961	96,600,310
	Alcoa Corp.	39,735	2,694,033
#	Amcor PLC	1,181,325	14,010,515
*	Arconic Corp.	21,469	540,160
	Ball Corp.	644	52,267
	Celanese Corp.	78,858	11,587,395
	CF Industries Holdings, Inc.	609,969	59,063,298
*	Cleveland-Cliffs, Inc.	19,366	493,639
	Corteva, Inc.	1,073,383	61,923,465
	Dow, Inc.	2,444,152	162,536,108
	DuPont de Nemours, Inc.	674,802	44,489,696
	Eastman Chemical Co.	841,060	86,351,630
	FMC Corp.	25,480	3,377,119
	Freeport-McMoRan, Inc.	5,250,755	212,918,115
	Huntsman Corp.	8,221	278,445
	International Flavors & Fragrances, Inc.	429,686	52,120,912
	International Paper Co.	2,080,600	96,290,168
	Linde PLC	848,988	264,850,297
	LyondellBasell Industries NV, Class A	981,675	104,087,000
	Martin Marietta Materials, Inc.	236,461	83,759,215
	Mosaic Co.	661,297	41,278,159
	Newmont Corp.	2,121,499	154,551,202
	Nucor Corp.	1,991,500	308,244,370
	Packaging Corp. of America	118,549	19,106,542
	PPG Industries, Inc.	2,452	313,832
	Reliance Steel & Aluminum Co.	435,518	86,341,444
#	Royal Gold, Inc.	6,364	830,375
#	Sonoco Products Co.	20,622	1,276,708
	Steel Dynamics, Inc.	1,692,329	145,117,212
*	Sylvamo Corp.	191,403	8,546,144
	Valvoline, Inc.	376,304	11,375,670
	Vulcan Materials Co.	442,249	76,195,080
#	Westlake Corp.	372,164	47,097,354
	WestRock Co.	593,589	29,400,463

TOTAL MATERIALS			2,376,485,774

REAL ESTATE — (0.5%)
*	CBRE Group, Inc., Class A	935,141	77,654,108
*	Howard Hughes Corp.	4,513	452,609
*	Jones Lang LaSalle, Inc.	218,089	47,702,607
# *	Zillow Group, Inc., Class C	6,600	262,812

TOTAL REAL ESTATE			126,072,136

UTILITIES — (0.2%)
	NRG Energy, Inc.	1,169,432	41,982,609
	Vistra Corp.	1,084,247	27,127,860

TOTAL UTILITIES			69,110,469

TOTAL COMMON STOCKS
Cost ($16,665,459,811)			27,428,134,040

TEMPORARY CASH INVESTMENTS — (0.9%)
	State Street Institutional U.S. Government Money Market Fund 0.290%	248,588,434	248,588,434

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

		Shares	Value†
SECURITIES LENDING COLLATERAL — (0.7%)
@ §	The DFA Short Term Investment Fund	17,391,128	$201,163,181

TOTAL INVESTMENTS — (100.0%)
(Cost $17,115,208,444)			$27,877,885,655

†	See Security Valuation Note within the Notes to Schedules of Investments.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.

As of April 30, 2022, The U.S. Large Cap Value Series had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index.	882	06/17/22	$187,336,637	$182,022,750	$(5,313,887)

Total Futures Contracts			$187,336,637	$182,022,750	$(5,313,887)

Summary of the Series’ investments as of April 30, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$2,208,037,235	—	—	$2,208,037,235
Consumer Discretionary	1,660,864,389	—	—	1,660,864,389
Consumer Staples	1,871,849,253	—	—	1,871,849,253
Energy	3,245,218,894	—	—	3,245,218,894
Financials	5,344,451,143	—	—	5,344,451,143
Health Care	4,613,652,822	—	—	4,613,652,822
Industrials	3,337,470,219	—	—	3,337,470,219
Information Technology	2,574,921,706	—	—	2,574,921,706
Materials	2,376,485,774	—	—	2,376,485,774
Real Estate	126,072,136	—	—	126,072,136
Utilities	69,110,469	—	—	69,110,469
Temporary Cash Investments	248,588,434	—	—	248,588,434
Securities Lending Collateral	—	$201,163,181	—	201,163,181
Futures Contracts**	(5,313,887)	—	—	(5,313,887)

TOTAL	$27,671,408,587	$201,163,181	—	$27,872,571,768

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

THE DFA INTERNATIONAL VALUE SERIES

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

		Shares	Value»
	COMMON STOCKS — (92.5%)
	AUSTRALIA — (6.8%)
	Ampol Ltd.	126,667	$2,978,094
	Ansell Ltd.	38,888	744,830
	Aurizon Holdings Ltd.	7,637,463	21,569,079
	Australia & New Zealand Banking Group Ltd.	6,888,410	131,080,846
#	Bank of Queensland Ltd.	1,637,973	9,293,142
#	Bendigo & Adelaide Bank Ltd.	907,070	6,762,953
	BlueScope Steel Ltd.	3,217,376	45,736,917
	Boral Ltd.	1	2
	Challenger Ltd.	342,253	1,731,646
	Cleanaway Waste Management Ltd.	6,121,043	13,720,553
*	Crown Resorts Ltd.	161,839	1,465,314
	Downer EDI Ltd.	1,206,883	4,669,435
	Fortescue Metals Group Ltd.	240,333	3,632,169
	Harvey Norman Holdings Ltd.	2,695,782	9,602,544
	IGO Ltd.	379,319	3,448,908
	Incitec Pivot Ltd.	6,400,695	17,262,807
	Lendlease Corp. Ltd.	1,673,113	14,332,482
	National Australia Bank Ltd.	5,345,044	122,020,269
	Newcrest Mining Ltd.	1,591,398	29,885,425
	Northern Star Resources Ltd.	658,564	4,526,829
	Orica Ltd.	597,823	6,869,479
	Origin Energy Ltd.	3,515,673	16,815,989
	OZ Minerals Ltd.	514,501	8,930,676
	QBE Insurance Group Ltd.	976,946	8,428,392
	Qube Holdings Ltd.	608,346	1,257,118
	Rio Tinto Ltd.	167,805	13,274,027
	Santos Ltd.	9,204,868	51,437,447
	Seven Group Holdings Ltd.	186,936	2,608,113
	Sims Ltd.	221,717	3,205,783
	Sonic Healthcare Ltd.	112,263	2,899,328
	South32 Ltd.	13,197,658	43,952,638
	Suncorp Group Ltd.	3,668,708	29,456,021
	Tabcorp Holdings Ltd.	2,668,586	10,205,247
#	TPG Telecom Ltd.	362,923	1,487,723
Ω	Viva Energy Group Ltd.	252,029	494,481
	Westpac Banking Corp.	7,869,029	131,727,453
	Whitehaven Coal Ltd.	4,287,952	14,725,020
	Woodside Petroleum Ltd.	2,175,104	47,321,743
	Worley Ltd.	905,249	8,803,559
	Yancoal Australia Ltd.	15,130	57,022

	TOTAL AUSTRALIA		848,421,503

	AUSTRIA — (0.1%)
	Erste Group Bank AG	238,396	7,422,639
	Raiffeisen Bank International AG	379,914	4,324,678

	TOTAL AUSTRIA		11,747,317

	BELGIUM — (0.6%)
	Ageas SA	382,351	18,296,096
	KBC Group NV	557,629	37,936,529
	Solvay SA	168,223	15,819,226

	TOTAL BELGIUM		72,051,851

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

		Shares	Value»
CANADA — (11.0%)
#	Agnico Eagle Mines Ltd.	11,247	$654,913
#	AltaGas Ltd.	424,078	9,698,682
	ARC Resources Ltd.	2,008,323	27,842,784
	B2Gold Corp.	2,092,945	8,895,016
#	Bank of Montreal	1,333,115	141,363,495
#	Bank of Nova Scotia	2,193,862	138,917,642
	Barrick Gold Corp.	2,761,104	61,596,648
	Canadian Imperial Bank of Commerce	971,988	107,454,367
	Canadian Natural Resources Ltd.	3,311,575	204,892,797
#	Cenovus Energy, Inc.	2,190,034	40,475,161
#	Endeavour Mining PLC	682,116	16,693,829
#	Fairfax Financial Holdings Ltd.	97,836	53,757,442
	First Quantum Minerals Ltd.	1,542,558	44,224,033
	Great-West Lifeco, Inc.	202,161	5,577,072
	iA Financial Corp., Inc.	262,656	13,733,393
#	Imperial Oil Ltd.	582,513	29,224,557
#	Kinross Gold Corp.	4,622,914	23,354,775
	Lundin Mining Corp.	2,996,201	27,357,987
	Magna International, Inc.	106,474	6,417,188
#	Manulife Financial Corp.	2,426,806	47,465,039
	Nutrien Ltd.	944,511	92,798,186
#	Onex Corp.	153,916	9,248,259
	Pembina Pipeline Corp.	117,029	4,429,548
	Saputo, Inc.	14,977	320,140
#	SSR Mining, Inc.	88,038	1,937,716
#	Sun Life Financial, Inc.	79,128	3,936,618
	Suncor Energy, Inc.	3,006,941	108,079,400
	Teck Resources Ltd.,Class B	1,443,038	56,942,249
	Tourmaline Oil Corp.	946,848	48,763,059
*	Turquoise Hill Resources Ltd.	55,248	1,504,956
	West Fraser Timber Co. Ltd.	244,389	21,479,751
#	Whitecap Resources, Inc.	1,154,286	9,461,434

TOTAL CANADA			1,368,498,136

CHINA — (0.0%)
Ω	BOC Aviation Ltd.	647,400	5,078,444

DENMARK — (1.7%)
	AP Moller - Maersk AS, Class A	5,805	16,431,856
	AP Moller - Maersk AS, Class B	7,872	22,783,350
	Carlsberg AS, Class B	335,064	42,564,228
#	Chr Hansen Holding AS	57,060	4,445,527
	Danske Bank AS	945,349	14,500,562
*	Demant AS	45,830	2,013,932
	DSV AS	316,137	51,831,186
	Rockwool International AS, Class A	91	25,269
#	Rockwool International AS, Class B	19,106	5,343,567
	Tryg AS	301,383	7,166,015
#	Vestas Wind Systems AS	1,636,596	41,734,825

TOTAL DENMARK			208,840,317

FINLAND — (0.9%)
	Fortum Oyj	208,573	3,467,703
*	Nokia Oyj	4,351,573	22,062,779
	Nordea Bank Abp	3,720,119	37,093,089
	Stora Enso Oyj, Class R	1,406,847	27,686,036
	UPM-Kymmene Oyj	596,205	20,624,097

TOTAL FINLAND			110,933,704

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

		Shares	Value»
FRANCE — (9.2%)
*	Accor SA	127,308	$4,182,528
Ω	Amundi SA	9,169	551,332
	Arkema SA	235,866	26,875,585
	AXA SA	1,974,356	52,231,626
	BNP Paribas SA	1,819,966	94,367,738
	Bollore SE	1,717,699	8,015,513
#	Bouygues SA	1,023,747	35,199,744
	Carrefour SA	2,495,917	52,932,324
	Cie de Saint-Gobain	1,784,858	104,125,332
	Cie Generale des Etablissements Michelin SCA	630,250	78,062,712
#	CNP Assurances	565,829	12,433,807
	Credit Agricole SA	1,053,519	11,375,963
	Danone SA	141,338	8,546,885
	Eiffage SA	244,252	24,119,562
#	Electricite de France SA	1,705,570	15,505,405
#	Engie SA	3,701,762	43,682,530
	Eurazeo SE	21,491	1,651,349
	Faurecia SE	47,286	1,036,536
	Orange SA	5,978,647	71,178,162
	Publicis Groupe SA	439,868	26,408,210
*	Renault SA	383,338	9,366,328
*	Rexel SA	157,875	3,234,016
#	Sanofi	682,839	72,172,588
	Societe Generale SA	2,080,067	49,992,418
#	TotalEnergies SE	6,840,726	335,899,931
	Valeo	64,240	1,167,955
#	Vinci SA	24,438	2,371,313
#	Vivendi SE	324,425	3,726,207

TOTAL FRANCE			1,150,413,599

GERMANY — (6.7%)
	Allianz SE	551,464	124,429,074
	BASF SE	1,264,933	66,615,131
	Bayer AG	880,173	57,977,911
	Bayerische Motoren Werke AG	1,003,964	81,989,489
*	Commerzbank AG	998,949	6,521,467
*	Continental AG	148,327	10,166,497
Ω	Covestro AG	587,231	25,283,541
# *	Daimler Truck Holding AG	1,284,137	34,536,509
*	Deutsche Bank AG	3,421,901	34,039,740
	Evonik Industries AG	411,203	10,755,578
	Fresenius Medical Care AG & Co. KGaA	366,947	22,819,277
	Fresenius SE & Co. KGaA	1,062,213	37,547,058
	HeidelbergCement AG	448,245	25,822,241
	Henkel AG & Co. KGaA	30,887	1,960,124
*	K+S AG	120,623	4,051,483
	KION Group AG	16,287	905,980
	Mercedes-Benz Group AG	2,568,275	179,268,593
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	60,472	14,400,843
	RWE AG	765,485	31,782,476
*	Siemens Energy AG	375,296	7,229,051
*	Talanx AG	162,600	6,760,853
	Telefonica Deutschland Holding AG	4,463,614	13,424,449
	Uniper SE	236,980	6,091,487
	United Internet AG	84,890	2,730,983
	Volkswagen AG	111,321	24,141,233

TOTAL GERMANY			831,251,068

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

		Shares	Value»
HONG KONG — (2.1%)
	Bank of East Asia Ltd. (The)	502,600	$743,706
	BOC Hong Kong Holdings Ltd.	5,416,500	19,606,972
# *	Cathay Pacific Airways Ltd.	5,644,999	5,640,071
	CK Asset Holdings Ltd.	4,895,803	33,189,330
	CK Hutchison Holdings Ltd.	7,657,984	53,743,172
	CK Infrastructure Holdings Ltd.	732,000	4,921,533
	Hang Lung Properties Ltd.	6,065,000	11,599,738
	Hang Seng Bank Ltd.	191,900	3,397,678
	Henderson Land Development Co. Ltd.	2,620,485	10,597,284
	HKT Trust & HKT Ltd.	2,218,000	3,176,848
	MTR Corp. Ltd.	2,165,433	11,505,172
	New World Development Co. Ltd.	4,946,042	18,917,575
	Sino Land Co. Ltd.	11,316,332	14,957,726
	Sun Hung Kai Properties Ltd.	3,383,420	38,967,133
	Swire Pacific Ltd., Class A	1,680,000	9,569,126
	Swire Pacific Ltd., Class B	2,855,000	2,691,736
Ω	WH Group Ltd.	29,075,696	20,079,649

TOTAL HONG KONG			263,304,449

IRELAND — (0.3%)
*	Bank of Ireland Group PLC	213,398	1,293,343
	CRH PLC	293,793	11,612,122
#	CRH PLC, Sponsored ADR	528,926	20,934,891
# *,*	Flutter Entertainment PLC	39,961	4,033,929

TOTAL IRELAND			37,874,285

ISRAEL — (0.4%)
	Bank Hapoalim BM	1,717,411	15,922,475
	Bank Leumi Le-Israel BM	493,637	5,180,595
	Harel Insurance Investments & Financial Services Ltd.	5,250	64,349
	Israel Discount Bank Ltd., Class A	1,935,440	11,431,556
#	Phoenix Holdings Ltd.	733,017	9,221,679
*	Teva Pharmaceutical Industries Ltd., Sponsored ADR	873,098	7,604,683

TOTAL ISRAEL			49,425,337

ITALY — (1.7%)
#	Assicurazioni Generali SpA	240,875	4,560,505
	Eni SpA	3,485,359	48,721,102
#	Intesa Sanpaolo SpA	24,372,617	49,664,486
	Mediobanca Banca di Credito Finanziario SpA	697,722	6,993,163
#	Stellantis NV	3,193,828	42,879,208
	Telecom Italia SpA	63,812,045	18,634,443
	Telecom Italia SpA	6,225,918	1,733,028
	Telecom Italia SpA, Sponsored ADR	1,712,869	4,847,419
#	UniCredit SpA	4,060,643	37,581,572
	UnipolSai Assicurazioni SpA	466,197	1,311,335

TOTAL ITALY			216,926,261

JAPAN — (18.2%)
	Acom Co. Ltd.	117,400	301,920
	AEON Financial Service Co. Ltd.	24,400	224,319
	AGC, Inc.	895,500	33,571,766
	Air Water, Inc.	14,300	189,802
	Aisin Corp.	609,000	17,691,789
	Alfresa Holdings Corp.	176,100	2,394,731
	Alps Alpine Co. Ltd.	398,300	3,525,998
	Amada Co. Ltd.	907,100	7,043,597

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

		Shares	Value»
JAPAN — (Continued)
#	Aozora Bank Ltd.	253,300	$5,071,201
	Asahi Group Holdings Ltd.	50,400	1,899,718
	Asahi Kasei Corp.	1,769,400	14,517,376
	Bank of Kyoto Ltd.	113,679	4,952,725
	Bridgestone Corp.	601,100	22,032,530
	Brother Industries Ltd.	410,100	7,127,367
	Canon Marketing Japan, Inc.	158,500	3,448,936
	Canon, Inc.	652,000	15,001,964
	Chiba Bank Ltd. (The)	1,064,000	6,132,136
	Coca-Cola Bottlers Japan Holdings, Inc.	331,157	3,712,419
	COMSYS Holdings Corp.	10,700	222,155
	Concordia Financial Group Ltd.	2,530,100	9,207,298
	Cosmo Energy Holdings Co. Ltd.	5,300	131,675
#	Credit Saison Co. Ltd.	393,600	4,433,293
	Dai Nippon Printing Co. Ltd.	457,000	9,550,401
	Daicel Corp.	1,087,400	6,647,265
	Dai-ichi Life Holdings, Inc.	1,076,847	21,562,800
	Daio Paper Corp.	71,600	853,783
	Daiwa House Industry Co. Ltd.	426,400	10,250,732
	Daiwa Securities Group, Inc.	3,723,000	18,246,899
*	DeNA Co. Ltd.	29,600	429,025
	Denka Co. Ltd.	234,800	6,294,518
	DIC Corp.	361,500	6,893,344
	Dowa Holdings Co. Ltd.	189,000	8,040,178
	Ebara Corp.	13,400	615,426
	ENEOS Holdings, Inc.	7,950,103	27,973,330
	Ezaki Glico Co. Ltd.	8,100	232,216
	Fuji Media Holdings, Inc.	57,000	492,299
	FUJIFILM Holdings Corp.	24,800	1,363,287
	Fukuoka Financial Group, Inc.	386,600	7,063,679
	Fukuyama Transporting Co. Ltd.	16,248	454,776
	Hankyu Hanshin Holdings, Inc.	581,700	15,351,993
	Haseko Corp.	455,700	4,993,118
	Hino Motors Ltd.	185,100	955,485
	Hitachi Construction Machinery Co. Ltd.	9,200	208,300
	Hitachi Ltd.	595,600	28,247,193
	Honda Motor Co. Ltd.	3,522,000	92,641,105
	Idemitsu Kosan Co. Ltd.	554,638	14,617,515
	IHI Corp.	236,700	5,367,117
	Iida Group Holdings Co. Ltd.	674,550	10,728,468
	Inpex Corp.	2,704,683	32,180,766
	Isetan Mitsukoshi Holdings Ltd.	549,300	4,076,671
	Isuzu Motors Ltd.	1,424,800	16,621,403
#	ITOCHU Corp.	658,700	19,880,208
	Iwatani Corp.	22,200	883,266
	J Front Retailing Co. Ltd.	712,300	5,337,710
	Japan Post Holdings Co. Ltd.	1,170,410	8,206,743
	Japan Post Insurance Co. Ltd.	97,800	1,581,405
	JFE Holdings, Inc.	1,257,295	15,375,137
	JGC Holdings Corp.	257,700	2,916,182
	JTEKT Corp.	572,800	3,993,514
	Kajima Corp.	660,500	7,360,929
	Kamigumi Co. Ltd.	342,200	5,810,178
	Kaneka Corp.	244,908	6,553,149
	Kawasaki Heavy Industries Ltd.	677,300	12,044,287
	Keihan Holdings Co. Ltd.	6,600	140,776
	Kinden Corp.	222,800	2,640,075
	Kokuyo Co. Ltd.	20,200	263,088
	Komatsu Ltd.	561,800	12,644,139

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

		Shares	Value»
JAPAN — (Continued)
#	Konica Minolta, Inc.	5,300	$18,446
#	K’s Holdings Corp.	403,300	3,993,926
	Kuraray Co. Ltd.	1,574,500	12,592,433
	Kyocera Corp.	179,600	9,430,245
	Lixil Corp.	961,800	16,916,438
	Mabuchi Motor Co. Ltd.	73,100	1,952,390
	Marubeni Corp.	2,948,900	32,189,055
#	Maruichi Steel Tube Ltd.	15,500	330,806
	Mazda Motor Corp.	1,348,800	9,577,495
	Mebuki Financial Group, Inc.	1,302,120	2,621,809
	Medipal Holdings Corp.	329,250	5,422,219
	Mitsubishi Chemical Holdings Corp.	3,377,200	20,592,950
	Mitsubishi Corp.	1,817,600	61,026,864
	Mitsubishi Electric Corp.	1,343,300	14,070,113
	Mitsubishi Estate Co. Ltd.	84,800	1,235,245
	Mitsubishi Gas Chemical Co., Inc.	727,100	10,617,814
	Mitsubishi HC Capital, Inc.	2,653,300	11,938,448
	Mitsubishi Heavy Industries Ltd.	724,500	24,770,739
	Mitsubishi Logistics Corp.	89,600	2,065,059
	Mitsubishi Materials Corp.	518,200	8,106,325
*	Mitsubishi Motors Corp.	1,740,000	4,351,755
#	Mitsubishi UFJ Financial Group, Inc., Sponsored ADR	1,968,045	11,414,661
	Mitsubishi UFJ Financial Group, Inc.	10,193,750	59,260,072
	Mitsui & Co. Ltd., Sponsored ADR	10,506	5,095,725
	Mitsui & Co. Ltd.	1,295,000	31,359,445
	Mitsui Chemicals, Inc.	823,660	18,818,889
	Mitsui Fudosan Co. Ltd.	940,400	19,930,590
	Mitsui OSK Lines Ltd.	885,300	20,725,853
	Mizuho Financial Group, Inc.	2,369,480	28,771,900
	Morinaga Milk Industry Co. Ltd.	2,700	108,734
	MS&AD Insurance Group Holdings, Inc.	445,453	13,259,916
	Nagase & Co. Ltd.	21,700	310,962
	NEC Corp.	617,810	23,968,479
	NGK Insulators Ltd.	162,800	2,189,924
	NGK Spark Plug Co. Ltd.	270,400	4,149,347
	NH Foods Ltd.	314,767	9,940,476
	Nikon Corp.	695,200	7,811,837
	Nippon Electric Glass Co. Ltd.	108,100	2,176,100
	Nippon Express Holdings, Inc.	308,324	18,077,256
	Nippon Shokubai Co. Ltd.	84,400	3,395,524
	Nippon Steel Corp.	1,079,293	17,137,639
	Nippon Yusen KK	66,600	4,804,790
*	Nissan Motor Co. Ltd.	4,749,500	19,014,842
	Nisshin Seifun Group, Inc.	170,000	2,266,239
	Nitto Denko Corp.	19,300	1,295,434
	Nomura Holdings, Inc.	3,219,302	12,395,770
	Nomura Real Estate Holdings, Inc.	521,500	12,706,734
	NSK Ltd.	1,027,500	5,685,910
	Obayashi Corp.	2,342,282	16,108,195
	Oji Holdings Corp.	3,568,100	16,902,101
	ORIX Corp.	2,178,900	39,740,871
	Otsuka Holdings Co. Ltd.	146,200	4,912,673
	Panasonic Corp.	2,633,600	23,473,789
	Rengo Co. Ltd.	899,500	5,325,538
	Resona Holdings, Inc.	2,821,139	12,267,515
	Ricoh Co. Ltd.	1,326,600	9,686,709
	Rohm Co. Ltd.	69,100	4,827,385
	Seiko Epson Corp.	701,700	9,885,214
	Seino Holdings Co. Ltd.	481,500	3,933,354

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Sekisui Chemical Co. Ltd.	194,400	$2,632,397
	Sekisui House Ltd.	1,259,000	21,866,233
	Seven & I Holdings Co. Ltd.	546,400	24,160,111
	Shimamura Co. Ltd.	61,300	5,436,598
	Shimizu Corp.	995,300	5,218,990
	Shizuoka Bank Ltd.	851,000	5,506,031
	Showa Denko KK	352,200	6,853,234
	SoftBank Group Corp.	1,790,880	73,659,314
	Sohgo Security Services Co. Ltd.	600	16,667
	Sojitz Corp.	666,340	10,160,579
	Sompo Holdings, Inc.	490,056	19,950,178
	Stanley Electric Co. Ltd.	100,100	1,726,034
	Subaru Corp.	799,584	12,133,446
	Sumitomo Chemical Co. Ltd.	8,266,400	35,150,421
	Sumitomo Corp.	1,110,400	17,570,560
	Sumitomo Dainippon Pharma Co. Ltd.	311,131	2,771,431
	Sumitomo Electric Industries Ltd.	2,834,000	30,467,839
	Sumitomo Forestry Co. Ltd.	598,600	9,157,885
	Sumitomo Heavy Industries Ltd.	524,600	11,101,260
	Sumitomo Metal Mining Co. Ltd.	316,464	13,879,074
	Sumitomo Mitsui Financial Group, Inc.	1,282,500	38,749,372
	Sumitomo Mitsui Trust Holdings, Inc.	464,844	14,427,585
#	Sumitomo Realty & Development Co. Ltd.	273,800	7,263,496
	Sumitomo Rubber Industries Ltd.	770,500	6,678,527
	Suzuken Co. Ltd.	74,900	2,210,841
	Suzuki Motor Corp.	325,500	9,812,229
	T&D Holdings, Inc.	1,301,400	16,723,557
	Taiheiyo Cement Corp.	528,721	8,554,481
	Taisei Corp.	100,500	2,722,344
	Taisho Pharmaceutical Holdings Co. Ltd.	31,100	1,224,964
	Takeda Pharmaceutical Co. Ltd.	2,595,871	75,323,149
	TBS Holdings, Inc.	70,800	929,086
	TDK Corp.	43,200	1,334,522
	Teijin Ltd.	855,090	9,137,730
	THK Co. Ltd.	25,300	501,356
	Toda Corp.	717,800	4,124,138
	Tokai Carbon Co. Ltd.	40,000	330,754
	Tokio Marine Holdings, Inc.	235,719	12,745,012
#	Tokyo Century Corp.	51,600	1,589,388
	Tokyo Tatemono Co. Ltd.	870,300	12,270,302
	Tokyu Fudosan Holdings Corp.	2,556,700	13,304,221
	Toppan, Inc.	599,800	9,914,493
	Toray Industries, Inc.	2,709,300	12,840,141
	Tosoh Corp.	1,241,700	17,146,030
	Toyo Seikan Group Holdings Ltd.	416,349	4,503,390
	Toyo Suisan Kaisha Ltd.	1,900	58,665
	Toyo Tire Corp.	25,300	290,189
	Toyoda Gosei Co. Ltd.	265,400	3,864,752
	Toyota Boshoku Corp.	4,100	65,343
	Toyota Industries Corp.	159,400	9,560,300
	Toyota Motor Corp.	12,538,150	214,824,973
	Toyota Tsusho Corp.	524,100	18,829,453
	Tsumura & Co.	24,700	607,739
	Tsuruha Holdings, Inc.	400	20,443
	UBE Corp.	504,100	7,815,969
*	Yamada Holdings Co. Ltd.	1,918,800	5,729,691
	Yamaha Motor Co. Ltd.	806,600	16,652,810
	Yamazaki Baking Co. Ltd.	306,500	3,788,994
	Yokohama Rubber Co. Ltd. (The)	563,500	7,544,472

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Zeon Corp.	404,300	$4,305,291

TOTAL JAPAN			2,266,114,033

NETHERLANDS — (3.2%)
# Ω	ABN AMRO Bank NV	1,102,304	13,702,920
	Aegon NV	3,016,388	15,639,005
#	Aegon NV	405,108	2,082,255
#	Akzo Nobel NV	229,839	19,937,696
	ArcelorMittal SA	652,213	19,017,017
	ArcelorMittal SA	751,555	21,975,471
	ASR Nederland NV	38,600	1,754,319
	Coca-Cola Europacific Partners PLC	84,349	4,295,954
#	Heineken NV	177,467	17,322,727
#	ING Groep NV	4,722,058	44,737,768
	JDE Peet’s NV	109,404	3,218,563
	Koninklijke Ahold Delhaize NV	4,054,901	119,603,221
	Koninklijke DSM NV	183,752	30,890,474
	Koninklijke KPN NV	4,007,248	13,827,380
	Koninklijke Philips NV	991,539	25,910,022
	Koninklijke Philips NV	33,022	851,307
	NN Group NV	656,006	32,132,213
	Randstad NV	302,584	16,000,380
Ω	Signify NV	9,094	384,745
	Universal Music Group NV	28,124	652,657

TOTAL NETHERLANDS			403,936,094

NEW ZEALAND — (0.2%)
*	Auckland International Airport Ltd.	1,979,607	9,943,575
	Chorus Ltd.	297,294	1,410,434
	EBOS Group Ltd.	225,352	6,146,544
	Fletcher Building Ltd.	1,485,793	5,918,685
#	Fonterra Co-operative Group Ltd.	293,628	538,397
#	Ryman Healthcare Ltd.	148,330	877,856
	Summerset Group Holdings Ltd.	332,504	2,504,408

TOTAL NEW ZEALAND			27,339,899

NORWAY — (1.0%)
	Austevoll Seafood ASA	164,785	2,612,677
#	DNB Bank ASA	1,885,402	36,534,019
Ω	Elkem ASA	540,766	2,245,760
	Equinor ASA	729,992	24,673,411
	Golden Ocean Group Ltd.	264,336	3,290,753
	Norsk Hydro ASA	2,749,788	23,091,401
	Orkla ASA	344,624	2,796,501
	Schibsted ASA, Class A	9,681	201,741
	Schibsted ASA, Class B	5,526	106,223
#	SpareBank 1 SR-Bank ASA	329,406	4,194,570
	Storebrand ASA	1,260,839	10,951,886
#	Subsea 7 SA	453,890	3,720,217
	Wallenius Wilhelmsen ASA	358,063	2,247,482
#	Yara International ASA	228,157	11,601,375

TOTAL NORWAY			128,268,016

PORTUGAL — (0.1%)
* †† ^	Banco Espirito Santo SA	2,631,973	0
#	EDP Renovaveis SA	398,808	9,438,652

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

		Shares	Value»
PORTUGAL — (Continued)
	Galp Energia SGPS SA	54,599	$664,559

TOTAL PORTUGAL			10,103,211

SINGAPORE — (0.9%)
	City Developments Ltd.	1,395,500	8,555,970
	Frasers Property Ltd.	492,700	387,004
	Golden Agri-Resources Ltd.	5,987,500	1,398,896
	Hongkong Land Holdings Ltd.	2,134,200	9,955,958
	Jardine Cycle & Carriage Ltd.	130,900	2,728,270
	Keppel Corp. Ltd.	6,501,200	32,062,614
	Olam Group Ltd.	399,410	488,089
	Oversea-Chinese Banking Corp. Ltd.	737,800	6,550,619
*	Singapore Airlines Ltd.	3,794,200	14,955,453
#	Singapore Land Group Ltd.	1,068,870	1,986,446
	UOL Group Ltd.	1,698,674	8,925,737
	Wilmar International Ltd.	3,198,400	10,195,513
	Yangzijiang Financial Holding Pte. Ltd.	8,876,100	3,497,939
	Yangzijiang Shipbuilding Holdings Ltd.	8,876,100	5,790,969

TOTAL SINGAPORE			107,479,477

SPAIN — (1.7%)
	Banco Bilbao Vizcaya Argentaria SA	7,212,842	37,847,591
	Banco Bilbao Vizcaya Argentaria SA, Sponsored ADR	973,742	5,053,721
#	Banco Santander SA	42,993,563	125,642,164
#	CaixaBank SA	2,040,302	6,585,880
	Repsol SA	2,232,109	33,298,327

TOTAL SPAIN			208,427,683

SWEDEN — (2.5%)
#	AFRY AB	41,992	696,128
	BillerudKorsnas AB	542,040	8,364,369
#	Boliden AB	1,135,291	49,227,545
	Bure Equity AB	134,283	3,166,605
Ω	Dometic Group AB	380,509	3,258,708
#	Electrolux AB, Class B	67,659	1,031,827
#	Essity AB, Class B	97,665	2,575,522
	Getinge AB, Class B	79,109	2,288,449
	Holmen AB, Class A	5,562	327,667
	Holmen AB, Class B	197,104	11,392,364
#	Husqvarna AB, Class B	202,086	1,931,761
#	Intrum AB	104,507	2,526,254
# *	Millicom International Cellular SA	137,201	3,093,161
# *	Pandox AB	106,891	1,489,253
#	Peab AB, Class B	673,069	6,430,154
	Saab AB, Class B	105,049	4,443,458
#	Securitas AB, Class B	344,671	4,069,461
	Skandinaviska Enskilda Banken AB, Class A	2,605,519	29,218,538
	Skandinaviska Enskilda Banken AB, Class C	14,462	176,211
	Skanska AB, Class B	528,261	10,090,942
	SKF AB, Class B	1,179,544	19,265,115
	SSAB AB, Class A	416,792	2,647,093
#	SSAB AB, Class B	822,660	4,837,755
	Svenska Cellulosa AB SCA, Class A	34,534	678,009
	Svenska Cellulosa AB SCA, Class B	581,885	11,261,104
	Svenska Handelsbanken AB, Class A	1,224,329	12,348,971
#	Svenska Handelsbanken AB, Class B	37,204	419,961
#	Swedbank AB, Class A	798,149	12,626,111
#	Tele2 AB, Class B	580,670	7,696,364

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

		Shares	Value»
SWEDEN — (Continued)
	Telefonaktiebolaget LM Ericsson, Class B	1,113,229	$8,880,476
	Telia Co. AB	6,786,020	28,166,149
#	Trelleborg AB, Class B	682,165	14,962,322
	Volvo AB, Class A	195,416	3,212,761
#	Volvo AB, Class B	2,155,006	34,379,737

TOTAL SWEDEN			307,180,305

SWITZERLAND — (8.4%)
	ABB Ltd.	1,176,504	35,297,401
	Adecco Group AG	526,167	20,304,719
#	Alcon, Inc.	561,848	40,104,317
	Baloise Holding AG	105,344	18,323,635
	Barry Callebaut AG	484	1,113,952
	Cie Financiere Richemont SA, Class A	672,104	78,092,224
#	Credit Suisse Group AG	1,363,427	9,254,012
#	Credit Suisse Group AG, Sponsored ADR	1,195,011	8,006,574
	Holcim Ltd.	1,372,633	67,245,442
	Julius Baer Group Ltd.	716,015	34,216,795
	Novartis AG, Sponsored ADR	1,587,470	139,744,984
	Novartis AG	1,706,093	150,766,145
	SIG Combibloc Group AG	292,428	6,122,121
#	Swatch Group AG	47,812	12,270,603
	Swatch Group AG	123,912	6,113,095
	Swiss Life Holding AG	69,548	40,665,763
	Swiss Prime Site AG	120,516	11,779,774
#	Swiss Re AG	399,672	32,775,831
#	Swisscom AG	80,345	47,508,062
# *	UBS Group AG	7,263,744	123,145,357
	Vifor Pharma AG	55,433	9,792,153
	Zurich Insurance Group AG	344,357	156,775,244

TOTAL SWITZERLAND			1,049,418,203

UNITED KINGDOM — (14.8%)
	3i Group PLC	42,586	696,930
	Abrdn Plc	1,691,534	3,971,937
Ω	Airtel Africa PLC	31,927	58,418
	Anglo American PLC	1,391,761	61,642,448
	Aviva PLC	13,916,649	74,664,574
#	Barclays PLC, Sponsored ADR	7,035,082	52,411,361
	Barclays PLC	191,609	352,204
	Barratt Developments PLC	1,021,479	6,249,451
	Bellway PLC	134,536	4,086,164
	BP PLC, Sponsored ADR	6,418,588	184,341,847
	BP PLC	7,690,578	37,128,522
#	British American Tobacco PLC, Sponsored ADR	838,885	35,048,615
	British American Tobacco PLC	3,024,009	126,743,322
	BT Group PLC	22,408,140	49,691,965
	DS Smith PLC	1,303,840	5,357,826
	Glencore PLC	23,897,614	147,249,074
	HSBC Holdings PLC	13,535,003	84,581,974
#	HSBC Holdings PLC, Sponsored ADR	2,324,211	72,073,783
	Investec PLC	1,183,350	6,969,798
	J Sainsbury PLC	7,868,098	22,957,174
	Kingfisher PLC	7,975,671	25,151,836
	Lloyds Banking Group PLC	164,752,825	93,573,456
	Lloyds Banking Group PLC, ADR	1,844,768	4,113,833
	M&G PLC	2,956,890	7,850,378
*	Marks & Spencer Group PLC	1,591,554	2,716,973

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

		Shares	Value»
	UNITED KINGDOM — (Continued)
	Melrose Industries PLC	4,376,981	$6,360,178
	Natwest Group PLC	5,175,515	13,884,803
#	Natwest Group PLC, Sponsored ADR	686,481	3,720,727
	Pearson PLC	309,149	3,001,777
#	Pearson PLC, Sponsored ADR	1,015,920	9,844,265
	Phoenix Group Holdings PLC	710,707	5,383,181
	Royal Mail PLC	3,663,757	15,703,953
	Shell PLC	283,225	7,603,428
	Shell PLC, Sponsored ADR	8,977,105	479,646,720
	Standard Chartered PLC	4,622,099	31,598,155
	Taylor Wimpey PLC	425,787	669,659
	Tesco PLC	2,630,005	8,934,963
	Vodafone Group PLC	58,351,986	88,342,512
#	Vodafone Group PLC, Sponsored ADR	4,011,201	60,930,147
#	WPP PLC, Sponsored ADR	59,132	3,660,271
	WPP PLC	288,902	3,601,124

	TOTAL UNITED KINGDOM		1,852,569,726

	TOTAL COMMON STOCKS		11,535,602,918

	PREFERRED STOCKS — (1.1%)

	GERMANY — (1.1%)
	Bayerische Motoren Werke AG	152,008	11,198,210
	Henkel AG & Co. KGaA	92,782	5,957,653
	Porsche Automobil Holding SE	307,547	25,366,444
	Volkswagen AG	601,156	93,098,874

	TOTAL GERMANY		135,621,181

	RIGHTS/WARRANTS — (0.0%)

	CANADA — (0.0%)
*	Cenovus Energy, Inc. Warrants 01/01/26	22,799	302,591

	TOTAL INVESTMENT SECURITIES (Cost $10,761,379,330)		11,671,526,690

			Value†

	SECURITIES LENDING COLLATERAL — (6.4%)
@ §	The DFA Short Term Investment Fund	69,494,868	803,847,136

	TOTAL INVESTMENTS — (100.0%) (Cost $11,565,239,840)		$12,475,373,826

ADR	American Depositary Receipt
SA	Special Assessment
»	Securities that have been fair value factored. See Note B to Financial Statements.
#	Total or Partial Securities on Loan.
*	Non-Income Producing Securities.
Ω

Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.

††	Security valued using significant unobservable inputs (Level 3).
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.
†	See Note B to Financial Statements.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

As of April 30, 2022, The DFA International Value Series had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	656	06/17/22	$144,157,549	$135,382,000	$(8,775,549)

Total Futures Contracts			$144,157,549	$135,382,000	$(8,775,549)

Summary of the Series’ investments as of April 30, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	—	$848,421,503	—	$848,421,503
Austria	—	11,747,317	—	11,747,317
Belgium	—	72,051,851	—	72,051,851
Canada	$1,368,498,136	—	—	1,368,498,136
China	—	5,078,444	—	5,078,444
Denmark	—	208,840,317	—	208,840,317
Finland	—	110,933,704	—	110,933,704
France	—	1,150,413,599	—	1,150,413,599
Germany	14,652,317	816,598,751	—	831,251,068
Hong Kong	—	263,304,449	—	263,304,449
Ireland	20,934,891	16,939,394	—	37,874,285
Israel	7,604,683	41,820,654	—	49,425,337
Italy	4,847,419	212,078,842	—	216,926,261
Japan	16,510,386	2,249,603,647	—	2,266,114,033
Netherlands	24,909,033	379,027,061	—	403,936,094
New Zealand	—	27,339,899	—	27,339,899
Norway	—	128,268,016	—	128,268,016
Portugal	—	10,103,211	—	10,103,211
Singapore	3,986,028	103,493,449	—	107,479,477
Spain	5,053,721	203,373,962	—	208,427,683
Sweden	—	307,180,305	—	307,180,305
Switzerland	173,029,123	876,389,080	—	1,049,418,203
United Kingdom	905,791,569	946,778,157	—	1,852,569,726
Preferred Stocks
Germany	—	135,621,181	—	135,621,181
Rights/Warrants
Canada	—	302,591	—	302,591
Securities Lending Collateral	—	803,847,136	—	803,847,136
Futures Contracts**	(8,775,549)	—	—	(8,775,549)

TOTAL	$2,537,041,757	$9,929,556,520	—	$12,466,598,277

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

THE EMERGING MARKETS SERIES

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

		Shares	Value»
COMMON STOCKS — (97.8%)

BRAZIL — (4.0%)
	Ambev SA, ADR	1,642,569	$4,779,876
	Americanas SA	302,983	1,470,804
	Atacadao SA	554,889	2,308,694
	B3 SA - Brasil Bolsa Balcao	2,736,371	7,361,267
	Banco Bradesco SA	792,418	2,389,780
	Banco BTG Pactual SA	541,804	2,530,417
	Banco do Brasil SA	396,250	2,662,532
	Banco Inter SA	78,934	81,425
	Banco Santander Brasil SA	214,624	1,378,313
	BB Seguridade Participacoes SA	353,143	1,816,448
	Braskem SA, Sponsored ADR	67,098	1,097,723
*	BRF SA	873,661	2,399,765
	CCR SA	1,291,886	3,242,813
	Centrais Eletricas Brasileiras SA	133,977	1,096,975
	Cia de Saneamento Basico do Estado de Sao Paulo	288,020	2,594,187
#	Cia de Saneamento Basico do Estado de Sao Paulo, ADR	40,965	368,275
	Cia Energetica de Minas Gerais	166,025	643,085
	Cia Paranaense de Energia	21,800	28,750
#	Cia Paranaense de Energia, Sponsored ADR	17,400	126,324
	Cia Paranaense de Energia	39,800	289,004
#	Cia Siderurgica Nacional SA, Sponsored ADR	545,056	2,294,686
	Cia Siderurgica Nacional SA	201,965	860,729
	Cosan SA	519,496	2,206,619
	CPFL Energia SA	146,500	1,071,203
	Energisa SA	228,135	2,198,313
*	Eneva SA	222,000	616,074
	Engie Brasil Energia SA	142,776	1,210,027
	Equatorial Energia SA	966,386	5,011,810
	Gerdau SA, Sponsored ADR	750,154	4,253,373
	Getnet Adquirencia e Servicos para Meios de Pagamento SA	53,656	36,140
Ω	Hapvida Participacoes e Investimentos SA	1,340,431	2,377,772
	Hypera SA	368,936	2,792,420
	Itau Unibanco Holding SA	217,203	882,176
	JBS SA	874,000	6,691,188
	Klabin SA	1,043,990	4,379,565
	Localiza Rent a Car SA	229,414	2,456,574
	Lojas Renner SA	699,567	3,360,616
	Magazine Luiza SA	1,102,502	1,088,241
	Natura & Co. Holding SA	519,291	1,952,613
	Neoenergia SA	95,100	361,245
*	Petro Rio SA	551,205	2,976,805
	Petroleo Brasileiro SA, Sponsored ADR	1,074,998	13,190,226
	Petroleo Brasileiro SA, Sponsored ADR	227,883	3,092,372
	Petroleo Brasileiro SA	2,733,556	18,489,287
	Porto Seguro SA	149,774	616,491
	Raia Drogasil SA	453,385	1,919,386
	Rumo SA	1,196,224	3,960,838
	Sendas Distribuidora SA	848,688	2,622,994
	Suzano SA	450,507	4,520,606
#	Suzano SA, Sponsored ADR	10,979	110,887
	Telefonica Brasil SA	248,062	2,668,801
	TIM SA	1,144,280	3,119,954
	TOTVS SA	323,491	2,091,851
	Ultrapar Participacoes SA	204,563	540,790
	Usinas Siderurgicas de Minas Gerais SA Usiminas	40,000	85,114

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
BRAZIL — (Continued)
	Vale SA, Sponsored ADR	332,416	$5,614,515
	Vale SA	2,635,313	44,396,724
	Vibra Energia SA	835,121	3,567,543
	WEG SA	591,966	3,604,037
*	XP, Inc., BDR	37,807	936,934

TOTAL BRAZIL			202,893,996

CHILE — (0.5%)
	Banco de Chile, ADR	121,969	2,449,123
	Banco de Credito e Inversiones SA	44,964	1,391,482
	Banco Santander Chile, ADR	78,503	1,526,098
	CAP SA	95,505	1,184,573
	Cencosud SA	2,153,750	3,447,475
	Cencosud Shopping SA	323,343	328,022
	Cia Cervecerias Unidas SA	22,536	150,635
	Cia Cervecerias Unidas SA, Sponsored ADR	22,534	300,603
	Cia Sud Americana de Vapores SA	15,213,678	1,719,826
	Embotelladora Andina SA, ADR, Class B	24,029	257,351
	Empresa Nacional de Telecomunicaciones SA	125,159	457,186
	Empresas CMPC SA	922,978	1,375,657
	Empresas COPEC SA	227,255	1,670,914
#	Enel Americas SA, ADR	241,710	1,285,898
	Enel Chile SA, ADR	275,342	368,958
	Falabella SA	319,590	897,577
	Itau CorpBanca Chile SA	31,276,064	63,817
	Plaza SA	228,768	212,307
	Sociedad Quimica y Minera de Chile SA, Sponsored ADR	89,320	6,591,816

TOTAL CHILE			25,679,318

CHINA — (26.6%)
*	360 Security Technology, Inc., Class A	409,600	504,548
	37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	154,463	559,389
# *	51job, Inc., ADR	36,065	2,194,555
	AECC Aero-Engine Control Co. Ltd., Class A	68,057	245,243
	AECC Aviation Power Co. Ltd., Class A	79,700	453,790
#	Agile Group Holdings Ltd.	2,346,000	1,123,475
	Agricultural Bank of China Ltd., Class H	14,534,000	5,451,148
	Aier Eye Hospital Group Co. Ltd., Class A	226,236	1,221,046
*	Air China Ltd., Class H	1,158,000	780,542
*	Alibaba Group Holding Ltd., Sponsored ADR	854,378	82,951,560
*	Alibaba Group Holding Ltd.	714,100	8,710,362
# *	Alibaba Health Information Technology Ltd.	2,422,000	1,364,613
*	Aluminum Corp. of China Ltd., ADR	6,024	67,951
*	Aluminum Corp. of China Ltd., Class H	7,864,000	3,606,269
*	Amlogic Shanghai Co. Ltd., Class A	3,657	59,448
	Angang Steel Co. Ltd., Class H	468,000	204,718
	Angel Yeast Co. Ltd., Class A	72,000	417,821
	Anhui Conch Cement Co. Ltd., Class H	1,881,000	10,221,412
	Anhui Gujing Distillery Co. Ltd., Class A	19,916	586,858
	Anhui Honglu Steel Construction Group Co. Ltd., Class A	52,819	288,804
	Anhui Jinhe Industrial Co. Ltd., Class A	27,900	159,648
	Anhui Kouzi Distillery Co. Ltd., Class A	71,000	548,691
	Anhui Yingjia Distillery Co. Ltd., Class A	38,000	329,046
	Anjoy Foods Group Co. Ltd., Class A	14,400	281,851
	Anker Innovations Technology Co. Ltd., Class A	19,400	166,181
	ANTA Sports Products Ltd.	612,400	7,037,999
	Apeloa Pharmaceutical Co. Ltd., Class A	136,420	384,293
*	Asia - Potash International Investment Guangzhou Co. Ltd., Class A	4,600	24,703

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Asymchem Laboratories Tianjin Co. Ltd., Class A	7,700	$309,730
	Autobio Diagnostics Co. Ltd., Class A	47,984	331,910
	Avary Holding Shenzhen Co. Ltd., Class A	112,776	499,604
	AVIC Electromechanical Systems Co. Ltd., Class A	155,700	232,335
	AVIC Industry-Finance Holdings Co. Ltd., Class A	327,700	190,272
	AVICOPTER PLC, Class A	22,704	146,096
	Bafang Electric Suzhou Co. Ltd., Class A	6,600	153,756
*	Baidu, Inc., Sponsored ADR	88,226	10,955,022
*	Baidu, Inc., Class A	783,900	12,498,268
	Bank of Beijing Co. Ltd., Class A	1,062,508	734,515
	Bank of Changsha Co. Ltd., Class A	436,484	490,002
	Bank of Chengdu Co. Ltd., Class A	347,250	879,427
	Bank of China Ltd., Class H	43,912,181	17,230,369
	Bank of Communications Co. Ltd., Class H	8,935,515	6,218,125
	Bank of Guiyang Co. Ltd., Class A	348,995	324,485
	Bank of Hangzhou Co. Ltd., Class A	352,304	811,529
	Bank of Jiangsu Co. Ltd., Class A	742,270	820,025
	Bank of Nanjing Co. Ltd., Class A	454,780	796,178
	Bank of Ningbo Co. Ltd., Class A	317,342	1,733,548
	Bank of Shanghai Co. Ltd., Class A	713,983	701,001
	Bank of Suzhou Co. Ltd., Class A	68,900	75,097
	Baoshan Iron & Steel Co. Ltd., Class A	1,014,500	987,298
# *	BeiGene Ltd., ADR	741	118,560
# *	BeiGene Ltd.	196,700	2,466,663
	Beijing Bei Mo Gao Ke Friction Material Co. Ltd., Class A	2,900	30,194
	Beijing Capital Eco-Environment Protection Group Co. Ltd., Class A	818,160	360,088
	Beijing Dabeinong Technology Group Co. Ltd., Class A	404,252	437,144
	Beijing Easpring Material Technology Co. Ltd., Class A	23,300	233,488
	Beijing Enlight Media Co. Ltd., Class A	258,706	283,531
	Beijing Kingsoft Office Software, Inc., Class A	6,588	187,196
	Beijing New Building Materials PLC, Class A	172,803	756,119
	Beijing Oriental Yuhong Waterproof Technology Co. Ltd., Class A	132,362	906,509
	Beijing Originwater Technology Co. Ltd., Class A	293,800	207,536
	Beijing Roborock Technology Co. Ltd., Class A	3,924	340,123
	Beijing Shiji Information Technology Co. Ltd., Class A	87,729	237,846
	Beijing Shougang Co. Ltd., Class A	257,300	185,199
	Beijing Sinnet Technology Co. Ltd., Class A	40,700	59,168
	Beijing Tiantan Biological Products Corp. Ltd., Class A	64,347	191,179
	Beijing Tongrentang Co. Ltd., Class A	36,400	200,555
	Beijing United Information Technology Co. Ltd., Class A	13,900	202,292
	Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd., Class A	17,400	308,210
	Beijing-Shanghai High Speed Railway Co. Ltd., Class A	1,062,900	737,311
	Bethel Automotive Safety Systems Co. Ltd., Class A	19,400	167,102
	Betta Pharmaceuticals Co. Ltd., Class A	19,406	125,817
	BGI Genomics Co. Ltd., Class A	34,100	324,577
*	Bilibili, Inc., Class Z	112,880	2,748,500
	Bloomage Biotechnology Corp. Ltd., Class A	6,559	133,572
	BOC International China Co. Ltd., Class A	179,500	337,065
	BOE Technology Group Co. Ltd., Class A	2,001,800	1,146,963
#	Bosideng International Holdings Ltd.	3,082,000	1,537,211
*	BTG Hotels Group Co. Ltd., Class A	75,200	266,613
	BYD Co. Ltd., Class H	403,886	11,753,778
#	BYD Electronic International Co. Ltd.	1,340,000	2,671,088
	By-health Co. Ltd., Class A	124,793	378,082
	Caitong Securities Co. Ltd., Class A	547,690	586,968
* Ω	CanSino Biologics, Inc., Class H	4,600	48,811
	CECEP Solar Energy Co. Ltd., Class A	241,000	242,544
	CECEP Wind-Power Corp., Class A	381,200	230,685
	Centre Testing International Group Co. Ltd., Class A	27,300	89,956

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
Ω	CGN Power Co. Ltd., Class H	4,899,000	$1,376,636
	Chacha Food Co. Ltd., Class A	31,000	248,827
	Changchun High & New Technology Industry Group, Inc., Class A	30,400	719,347
	Changjiang Securities Co. Ltd., Class A	435,670	363,702
	Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A	19,500	376,303
	Chaozhou Three-Circle Group Co. Ltd., Class A	139,705	603,772
	Chengtun Mining Group Co. Ltd., Class A	229,600	240,192
*	Chengxin Lithium Group Co. Ltd., Class A	32,529	216,156
*	Chifeng Jilong Gold Mining Co. Ltd., Class A	203,200	564,384
	China Baoan Group Co. Ltd., Class A	146,334	197,580
	China Cinda Asset Management Co. Ltd., Class H	3,106,000	523,749
	China CITIC Bank Corp. Ltd., Class H	9,190,928	4,671,284
	China Coal Energy Co. Ltd., Class H	4,109,777	3,459,880
†† ^	China Common Rich Renewable Energy Investments Ltd.	5,416,000	647,063
*	China Conch Environment Protection Holdings Ltd.	1,669,000	1,429,295
	China Conch Venture Holdings Ltd.	1,669,000	4,334,012
	China Construction Bank Corp., Class H	57,039,590	40,634,947
	China CSSC Holdings Ltd., Class A	45,800	108,373
*	China Eastern Airlines Corp. Ltd., ADR	11,268	189,302
*	China Eastern Airlines Corp. Ltd., Class H	1,516,000	510,512
*	China Energy Engineering Corp. Ltd.	2,502,823	911,591
	China Everbright Bank Co. Ltd., Class H	3,983,000	1,442,912
Ω	China Feihe Ltd.	4,995,000	4,749,085
	China Galaxy Securities Co. Ltd., Class H	5,155,500	2,804,194
	China Gas Holdings Ltd.	6,299,200	7,678,516
	China Great Wall Securities Co. Ltd., Class A	196,900	243,948
	China Greatwall Technology Group Co. Ltd., Class A	182,800	248,230
	China Hongqiao Group Ltd.	4,665,000	5,804,329
Ω	China International Capital Corp. Ltd., Class H	1,813,600	3,635,129
#	China International Marine Containers Group Co. Ltd., Class H	670,120	921,652
	China Jushi Co. Ltd., Class A	396,469	938,356
#	China Life Insurance Co. Ltd., ADR	434,222	3,113,372
	China Life Insurance Co. Ltd., Class H	1,945,000	2,826,419
* Ω	China Literature Ltd.	337,200	1,416,955
	China Longyuan Power Group Corp. Ltd., Class H	1,404,000	2,708,053
	China Mengniu Dairy Co. Ltd.	1,552,000	8,376,173
	China Merchants Bank Co. Ltd., Class H	2,789,554	16,813,324
	China Merchants Energy Shipping Co. Ltd., Class A	607,440	468,769
	China Merchants Port Holdings Co. Ltd.	48,000	83,798
Ω	China Merchants Securities Co. Ltd., Class H	520,660	538,513
	China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	325,873	774,369
	China Minmetals Rare Earth Co. Ltd., Class A	41,491	144,562
#	China Minsheng Banking Corp. Ltd., Class H	4,818,600	1,827,180
	China Molybdenum Co. Ltd., Class H	5,202,966	2,587,426
	China National Building Material Co. Ltd., Class H	10,930,000	14,545,771
	China National Nuclear Power Co. Ltd., Class A	1,023,390	1,097,035
	China Northern Rare Earth Group High-Tech Co. Ltd., Class A	133,500	634,001
	China Oilfield Services Ltd., Class H	2,650,000	2,712,962
	China Overseas Land & Investment Ltd.	5,735,000	17,717,008
	China Pacific Insurance Group Co. Ltd., Class H	2,832,600	6,279,797
	China Petroleum & Chemical Corp., ADR	52,089	2,536,720
	China Petroleum & Chemical Corp., Class H	12,896,800	6,312,618
	China Railway Group Ltd., Class H	4,311,000	3,019,263
Ω	China Railway Signal & Communication Corp. Ltd., Class H	2,339,000	784,445
	China Resources Beer Holdings Co. Ltd.	859,611	5,049,216
	China Resources Cement Holdings Ltd.	4,938,000	4,097,239
	China Resources Gas Group Ltd.	1,798,000	6,755,782
	China Resources Land Ltd.	4,798,666	21,431,862
	China Resources Microelectronics Ltd., Class A	28,998	211,553

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	China Resources Power Holdings Co. Ltd.	1,598,517	$3,005,738
	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	110,058	614,444
	China Shenhua Energy Co. Ltd., Class H	2,649,500	8,464,767
*	China Southern Airlines Co. Ltd., Sponsored ADR	6,512	176,019
# *	China Southern Airlines Co. Ltd., Class H	1,716,000	958,364
	China Southern Power Grid Energy Efficiency&Clean Energy Co. Ltd., Class A	58,400	50,532
	China State Construction Engineering Corp. Ltd., Class A	1,922,400	1,825,266
	China Suntien Green Energy Corp. Ltd., Class H	673,000	379,922
	China Taiping Insurance Holdings Co. Ltd.	2,445,106	2,795,405
	China Tourism Group Duty Free Corp. Ltd., Class A	91,500	2,490,231
Ω	China Tower Corp. Ltd., Class H	65,984,000	7,700,939
	China Vanke Co. Ltd., Class H	2,747,520	6,478,650
	China Yangtze Power Co. Ltd., Class A	748,847	2,574,051
	China Zhenhua Group Science & Technology Co. Ltd., Class A	36,400	579,121
	China Zheshang Bank Co. Ltd., Class H	82,000	34,732
*	Chongqing Brewery Co. Ltd., Class A	21,500	406,086
	Chongqing Changan Automobile Co. Ltd., Class A	338,300	530,833
	Chongqing Rural Commercial Bank Co. Ltd., Class H	2,634,000	1,022,777
	Chongqing Zhifei Biological Products Co. Ltd., Class A	83,314	1,189,581
	CIFI Holdings Group Co. Ltd.	3,884,150	1,868,344
	CITIC Ltd.	4,725,000	4,888,056
	CITIC Securities Co. Ltd., Class H	2,373,300	5,214,456
	CNNC Hua Yuan Titanium Dioxide Co. Ltd., Class A	144,300	159,549
	CNOOC Energy Technology & Services Ltd., Class A	451,700	162,059
	Contemporary Amperex Technology Co. Ltd., Class A	61,920	3,785,419
# *	COSCO SHIPPING Holdings Co. Ltd., Class H	3,966,299	6,170,614
#	Country Garden Holdings Co. Ltd.	12,388,067	8,568,534
#	Country Garden Services Holdings Co. Ltd.	891,492	3,757,443
Ω	CSC Financial Co. Ltd., Class H	838,500	771,984
	CSPC Pharmaceutical Group Ltd.	11,723,200	11,985,161
	Daan Gene Co. Ltd., Class A	171,580	467,555
Ω	Dali Foods Group Co. Ltd.	4,344,000	2,210,675
	Daqin Railway Co. Ltd., Class A	883,060	890,529
	DaShenLin Pharmaceutical Group Co. Ltd., Class A	105,675	421,457
	Datang International Power Generation Co. Ltd., Class H	2,826,000	454,573
	DHC Software Co. Ltd., Class A	290,300	253,873
	Do-Fluoride Chemicals Co. Ltd., Class A	45,609	215,628
	Dong-E-E-Jiao Co. Ltd., Class A	42,611	194,893
	Dongfang Electric Corp. Ltd., Class H	305,200	328,257
	Dongfeng Motor Group Co. Ltd., Class H	1,426,000	1,040,260
	Dongxing Securities Co. Ltd., Class A	323,718	401,247
	East Money Information Co. Ltd., Class A	390,528	1,331,653
	Ecovacs Robotics Co. Ltd., Class A	14,400	233,861
	ENN Energy Holdings Ltd.	390,000	5,224,079
	ENN Natural Gas Co. Ltd., Class A	245,000	606,120
	Eve Energy Co. Ltd., Class A	38,105	373,011
# Ω	Everbright Securities Co. Ltd., Class H	465,200	287,359
	Fangda Carbon New Material Co. Ltd., Class A	374,324	398,207
	FAW Jiefang Group Co. Ltd.	112,300	137,532
	First Capital Securities Co. Ltd., Class A	320,000	266,956
	Flat Glass Group Co. Ltd., Class H	396,000	1,416,026
	Focus Media Information Technology Co. Ltd., Class A	727,597	638,960
	Foshan Haitian Flavouring & Food Co. Ltd., Class A	176,023	2,164,709
	Fosun International Ltd.	3,259,222	3,434,866
	Founder Securities Co. Ltd., Class A	411,200	379,074
	Foxconn Industrial Internet Co. Ltd., Class A	132,900	191,028
	Fujian Funeng Co. Ltd., Class A	41,700	79,308
*	Fujian Sunner Development Co. Ltd., Class A	154,563	380,371

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
Ω	Fuyao Glass Industry Group Co. Ltd., Class H	754,800	$3,083,881
	Gan & Lee Pharmaceuticals Co. Ltd., Class A	25,740	164,835
# Ω	Ganfeng Lithium Co. Ltd., Class H	108,200	1,295,069
	G-bits Network Technology Xiamen Co. Ltd., Class A	11,400	579,878
	GCL Energy Technology Co. Ltd.	118,400	230,660
# *	GCL Technology Holdings Ltd.	20,189,000	6,377,480
	GD Power Development Co. Ltd., Class A	229,600	104,442
# *	GDS Holdings Ltd., ADR	45,771	1,438,125
*	GDS Holdings Ltd., Class A	399,000	1,602,664
	Geely Automobile Holdings Ltd.	8,279,000	12,800,897
	GEM Co. Ltd., Class A	143,076	145,043
	Gemdale Corp., Class A	343,800	746,377
	GF Securities Co. Ltd., Class H	1,068,800	1,335,844
	Gigadevice Semiconductor Beijing, Inc., Class A	12,574	234,017
	Ginlong Technologies Co. Ltd., Class A	12,550	363,563
	GoerTek, Inc., Class A	198,500	1,044,427
	Gongniu Group Co. Ltd., Class A	4,200	90,685
*	Gotion High-tech Co. Ltd., Class A	68,900	277,243
	Great Wall Motor Co. Ltd., Class H	1,770,500	2,479,455
	Gree Electric Appliances, Inc. of Zhuhai, Class A	160,333	755,229
	Greenland Holdings Corp. Ltd., Class A	630,275	458,395
	GRG Banking Equipment Co. Ltd., Class A	284,000	365,419
	Guangdong Haid Group Co. Ltd., Class A	81,400	758,594
*	Guangdong HEC Technology Holding Co. Ltd., Class A	116,900	110,908
	Guangdong Investment Ltd.	2,600,000	3,328,889
	Guangdong Kinlong Hardware Products Co. Ltd., Class A	13,700	160,733
*	Guanghui Energy Co. Ltd., Class A	764,600	1,025,951
	Guangxi Guiguan Electric Power Co. Ltd., Class A	34,400	29,634
	Guangzhou Automobile Group Co. Ltd., Class H	2,529,162	2,144,466
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H	190,000	490,102
	Guangzhou Haige Communications Group, Inc. Co., Class A	222,052	303,911
	Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	40,301	495,675
	Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A	34,000	394,553
	Guangzhou Tinci Materials Technology Co. Ltd., Class A	35,220	395,094
	Guangzhou Wondfo Biotech Co. Ltd., Class A	19,400	127,688
	Guangzhou Yuexiu Financial Holdings Group Co. Ltd., Class A	225,855	250,568
	Guosen Securities Co. Ltd., Class A	186,700	272,723
* Ω	Guotai Junan Securities Co. Ltd., Class H	474,400	612,150
	Guoyuan Securities Co. Ltd., Class A	512,240	465,510
	Haier Smart Home Co. Ltd., Class A	258,200	1,004,576
	Haier Smart Home Co. Ltd., Class H	2,379,400	8,405,930
	Haitong Securities Co. Ltd., Class H	2,434,800	1,700,399
	Hangjin Technology Co. Ltd., Class A	18,700	79,976
	Hangzhou First Applied Material Co. Ltd., Class A	32,365	449,638
	Hangzhou Lion Electronics Co. Ltd., Class A	8,584	66,928
	Hangzhou Oxygen Plant Group Co. Ltd., Class A	132,600	522,556
	Hangzhou Robam Appliances Co. Ltd., Class A	111,100	517,436
	Hangzhou Silan Microelectronics Co. Ltd., Class A	18,600	116,253
	Hangzhou Tigermed Consulting Co. Ltd., Class A	12,100	162,615
Ω	Hangzhou Tigermed Consulting Co. Ltd., Class H	51,400	498,143
	Han’s Laser Technology Industry Group Co. Ltd., Class A	128,617	535,489
Ω	Hansoh Pharmaceutical Group Co. Ltd.	888,000	1,462,650
	Haohua Chemical Science & Technology Co. Ltd., Class A	30,000	147,546
	Hefei Meiya Optoelectronic Technology, Inc., Class A	64,843	221,623
	Heilongjiang Agriculture Co. Ltd., Class A	174,805	371,999
	Henan Shuanghui Investment & Development Co. Ltd., Class A	281,129	1,263,206
	Hengan International Group Co. Ltd.	1,126,500	5,323,639
	Hengdian Group DMEGC Magnetics Co. Ltd., Class A	178,421	410,261
	Hengli Petrochemical Co. Ltd., Class A	403,700	1,270,525

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Hengtong Optic-electric Co. Ltd., Class A	12,100	$18,350
	Hengyi Petrochemical Co. Ltd., Class A	347,388	400,446
	Hesteel Co. Ltd., Class A	990,453	348,371
	Hithink RoyalFlush Information Network Co. Ltd., Class A	31,881	393,555
	Hongfa Technology Co. Ltd., Class A	43,493	317,295
	Hongta Securities Co. Ltd., Class A	96,320	130,717
	Hopson Development Holdings Ltd.	177,210	341,678
* Ω	Hua Hong Semiconductor Ltd.	316,000	1,227,113
	Huaan Securities Co. Ltd., Class A	249,210	163,654
	Huadong Medicine Co. Ltd., Class A	114,300	586,729
	Huafon Chemical Co. Ltd., Class A	485,983	569,802
	Huagong Tech Co. Ltd., Class A	50,100	126,798
	Huaibei Mining Holdings Co. Ltd., Class A	247,300	528,416
	Hualan Biological Engineering, Inc., Class A	155,500	391,287
#	Huaneng Power International, Inc., Sponsored ADR	27,644	549,010
	Huaneng Power International, Inc., Class H	1,882,000	945,412
Ω	Huatai Securities Co. Ltd., Class H	1,361,000	1,870,600
	Huaxi Securities Co. Ltd., Class A	159,100	167,352
	Huaxia Bank Co. Ltd., Class A	644,456	531,244
	Huaxin Cement Co. Ltd., Class A	206,300	681,572
	Huayu Automotive Systems Co. Ltd., Class A	235,900	695,812
	Huazhu Group Ltd., ADR	102,031	3,085,417
	Hubei Energy Group Co. Ltd., Class A	199,271	123,529
	Hubei Xingfa Chemicals Group Co. Ltd., Class A	112,400	540,451
	Huizhou Desay Sv Automotive Co. Ltd., Class A	16,600	297,612
	Humanwell Healthcare Group Co. Ltd., Class A	141,200	333,465
	Hunan Valin Steel Co. Ltd., Class A	1,237,900	1,085,282
	Hunan Zhongke Electric Co. Ltd., Class A	17,500	68,142
	Hundsun Technologies, Inc., Class A	48,792	280,510
	Iflytek Co. Ltd., Class A	70,100	389,228
	Imeik Technology Development Co. Ltd., Class A	3,800	295,597
	Industrial & Commercial Bank of China Ltd., Class H	30,774,185	18,550,872
	Industrial Bank Co. Ltd., Class A	643,039	1,983,205
	Industrial Securities Co. Ltd., Class A	501,960	491,391
	Ingenic Semiconductor Co. Ltd., Class A	10,800	120,223
*	Inner Mongolia BaoTou Steel Union Co. Ltd., Class A	1,386,020	391,930
	Inner Mongolia Dian Tou Energy Corp. Ltd., Class A	175,400	384,026
	Inner Mongolia ERDOS Resources Co. Ltd., Class A	103,600	444,971
	Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	810,103	534,014
	Inner Mongolia Yili Industrial Group Co. Ltd., Class A	318,000	1,848,302
*	Inner Mongolia Yuan Xing Energy Co. Ltd., Class A	312,300	398,483
* Ω	Innovent Biologics, Inc.	519,500	1,611,198
	Inspur Electronic Information Industry Co. Ltd., Class A	58,384	217,046
	Intco Medical Technology Co. Ltd., Class A	74,535	324,021
	JA Solar Technology Co. Ltd., Class A	50,788	619,917
	Jafron Biomedical Co. Ltd., Class A	92,965	580,396
	Jason Furniture Hangzhou Co. Ltd., Class A	51,600	452,516
	JCET Group Co. Ltd., Class A	185,200	599,863
*	JD.com, Inc., ADR	124,763	7,692,887
*	JD.com, Inc., Class A	426,721	13,304,536
	Jiangsu Eastern Shenghong Co. Ltd., Class A	138,440	255,228
	Jiangsu Expressway Co. Ltd., Class H	1,020,000	1,007,737
	Jiangsu GoodWe Power Supply Technology Co. Ltd., Class A	4,646	119,591
	Jiangsu Hengli Hydraulic Co. Ltd., Class A	70,098	485,239
	Jiangsu Hengrui Medicine Co. Ltd., Class A	215,455	959,859
	Jiangsu King’s Luck Brewery JSC Ltd., Class A	85,912	580,600
	Jiangsu Shuangxing Color Plastic New Materials Co. Ltd., Class A	90,900	183,582
	Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	67,290	1,610,815

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Jiangsu Yangnong Chemical Co. Ltd., Class A	29,505	$584,441
	Jiangsu Yoke Technology Co. Ltd., Class A	27,000	182,389
	Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	84,400	304,363
	Jiangsu Zhongtian Technology Co. Ltd., Class A	243,200	595,899
	Jiangxi Copper Co. Ltd., Class H	1,535,000	2,401,085
*	Jilin Electric Power Co. Ltd., Class A	127,000	120,016
	Jinke Properties Group Co. Ltd., Class A	296,700	201,429
	JiuGui Liquor Co. Ltd., Class A	11,500	259,659
	Jizhong Energy Resources Co. Ltd., Class A	153,000	174,302
	JL Mag Rare-Earth Co. Ltd., Class A	40,600	160,893
	Joincare Pharmaceutical Group Industry Co. Ltd., Class A	194,455	327,225
	Joinn Laboratories China Co. Ltd., Class A	16,240	243,130
	Jointown Pharmaceutical Group Co. Ltd., Class A	227,867	442,128
	Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd., Class A	45,900	173,121
	Juewei Food Co. Ltd., Class A	51,044	338,006
	Juneyao Airlines Co. Ltd., Class A	141,100	260,030
	Keboda Technology Co. Ltd., Class A	8,000	50,195
*	Kingdee International Software Group Co. Ltd.	1,407,000	2,871,114
	Kingfa Sci & Tech Co. Ltd., Class A	391,887	489,422
	Kingsoft Corp. Ltd.	895,000	2,685,902
*	Kuang-Chi Technologies Co. Ltd., Class A	102,600	205,049
	Kunlun Energy Co. Ltd.	5,908,000	4,902,971
	Kweichow Moutai Co. Ltd., Class A	55,993	15,503,206
	KWG Living Group Holdings Ltd.	421,250	158,485
	LB Group Co. Ltd., Class A	223,200	613,728
	Lenovo Group Ltd.	11,599,278	11,262,930
	Lens Technology Co. Ltd., Class A	316,800	483,488
	Lepu Medical Technology Beijing Co. Ltd., Class A	180,977	465,563
*	Li Auto, Inc., ADR	128,166	2,874,763
	Li Ning Co. Ltd.	1,311,000	10,218,153
*	Lingyi iTech Guangdong Co., Class A	716,318	460,549
Ω	Longfor Group Holdings Ltd.	2,447,500	12,121,446
	LONGi Green Energy Technology Co. Ltd., Class A	239,920	2,433,501
	Longshine Technology Group Co. Ltd., Class A	6,608	20,905
	Luxi Chemical Group Co. Ltd., Class A	293,600	811,222
	Luxshare Precision Industry Co. Ltd., Class A	308,224	1,429,388
	Luzhou Laojiao Co. Ltd., Class A	73,529	2,333,455
	Mango Excellent Media Co. Ltd., Class A	176,292	946,979
*	Meinian Onehealth Healthcare Holdings Co. Ltd., Class A	254,457	191,734
* Ω	Meituan, Class B	1,133,000	24,276,106
	Metallurgical Corp. of China Ltd., Class H	4,159,000	1,064,789
	Microport Scientific Corp.	65,903	129,536
	Midea Group Co. Ltd., Class A	479,784	4,117,945
	Ming Yang Smart Energy Group Ltd., Class A	150,904	500,548
	Montage Technology Co. Ltd., Class A	22,233	194,367
	Muyuan Foods Co. Ltd., Class A	299,687	2,351,709
	Nanjing Hanrui Cobalt Co. Ltd., Class A	21,947	168,695
	Nanjing Iron & Steel Co. Ltd., Class A	188,200	101,793
	Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd., Class A	88,854	346,352
	Nanjing Securities Co. Ltd., Class A	432,700	485,648
	NARI Technology Co. Ltd., Class A	207,960	999,845
*	National Silicon Industry Group Co. Ltd., Class A	41,191	128,687
	NAURA Technology Group Co. Ltd., Class A	10,700	381,580
*	NavInfo Co. Ltd., Class A	185,350	346,809
	NetEase, Inc., ADR	193,704	18,465,802
	NetEase, Inc.	27,400	524,854
	New China Life Insurance Co. Ltd., Class H	1,684,100	4,266,999
*	New Hope Liuhe Co. Ltd., Class A	270,500	572,493
	Nine Dragons Paper Holdings Ltd.	3,293,000	2,908,162

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Ninestar Corp., Class A	71,051	$437,552
	Ningbo Joyson Electronic Corp., Class A	126,400	207,297
	Ningbo Orient Wires & Cables Co. Ltd., Class A	48,842	346,786
	Ningbo Tuopu Group Co. Ltd., Class A	75,148	587,389
	Ningbo Zhoushan Port Co. Ltd., Class A	449,700	265,438
	Ningxia Baofeng Energy Group Co. Ltd., Class A	320,300	680,170
*	NIO, Inc., ADR	368,459	6,153,265
*	North Industries Group Red Arrow Co. Ltd., Class A	55,100	173,547
*	Offcn Education Technology Co. Ltd., Class A	80,212	55,225
*	OFILM Group Co. Ltd., Class A	214,300	178,703
	Oppein Home Group, Inc., Class A	38,695	681,712
Ω	Orient Securities Co. Ltd., Class H	1,012,800	610,628
	Ovctek China, Inc., Class A	44,452	248,079
*	Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A	747,000	348,845
	People’s Insurance Co. Group of China Ltd., Class H	7,590,000	2,417,820
	Perfect World Co. Ltd., Class A	175,785	391,313
	PetroChina Co. Ltd., ADR	79,439	3,766,997
	PetroChina Co. Ltd., Class H	10,762,000	5,108,656
Ω	Pharmaron Beijing Co. Ltd., Class H	96,800	1,216,045
	PICC Property & Casualty Co. Ltd., Class H	7,543,198	7,715,325
*	Pinduoduo, Inc., ADR	122,979	5,299,165
	Ping An Bank Co. Ltd., Class A	608,900	1,407,582
	Ping An Insurance Group Co. of China Ltd., Class H	4,860,000	30,718,665
	Pingdingshan Tianan Coal Mining Co. Ltd., Class A	231,800	506,417
	Poly Developments & Holdings Group Co. Ltd., Class A	448,683	1,235,502
# Ω	Postal Savings Bank of China Co. Ltd., Class H	4,462,000	3,382,999
	Power Construction Corp. of China Ltd., Class A	583,011	679,842
	Proya Cosmetics Co. Ltd., Class A	15,700	479,209
	Qingdao Haier Biomedical Co. Ltd., Class A	3,428	33,485
# Ω	Qingdao Port International Co. Ltd., Class H	69,000	34,729
	Qingdao TGOOD Electric Co. Ltd., Class A	78,000	162,560
	Raytron Technology Co. Ltd., Class A	26,285	142,150
* Ω	Red Star Macalline Group Corp. Ltd., Class H	65,289	27,593
	Riyue Heavy Industry Co. Ltd., Class A	76,100	186,542
	Rockchip Electronics Co. Ltd., Class A	18,100	185,768
	Rongsheng Petrochemical Co. Ltd., Class A	530,694	1,094,080
	SAIC Motor Corp. Ltd., Class A	236,045	567,108
	Sailun Group Co. Ltd., Class A	350,400	508,820
	Sanan Optoelectronics Co. Ltd., Class A	114,600	313,707
	Sangfor Technologies, Inc., Class A	11,300	151,709
	Sany Heavy Industry Co. Ltd., Class A	508,834	1,266,103
	Satellite Chemical Co. Ltd., Class A	155,120	844,115
	SDIC Power Holdings Co. Ltd., Class A	251,000	367,434
	Seazen Group Ltd.	1,777,904	750,962
	Seazen Holdings Co. Ltd., Class A	235,400	987,502
	SF Holding Co. Ltd., Class A	151,261	1,169,934
	SG Micro Corp., Class A	6,300	264,092
	Shaanxi Coal Industry Co. Ltd., Class A	694,700	1,809,556
	Shan Xi Hua Yang Group New Energy Co. Ltd., Class A	260,300	408,326
Ω	Shandong Gold Mining Co. Ltd., Class H	464,750	858,428
	Shandong Hi-speed Co. Ltd., Class A	111,700	93,750
	Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	209,950	953,952
	Shandong Linglong Tyre Co. Ltd., Class A	130,200	348,731
	Shandong Nanshan Aluminum Co. Ltd., Class A	910,010	443,691
	Shandong Shida Shenghua Chemical Group Co. Ltd., Class A	13,200	190,327
	Shandong Sun Paper Industry JSC Ltd., Class A	357,850	665,064
	Shandong Weigao Group Medical Polymer Co. Ltd., Class H	3,303,200	3,519,058
	Shanghai Bairun Investment Holding Group Co. Ltd., Class A	49,740	233,399
	Shanghai Baosight Software Co. Ltd., Class A	81,393	583,176

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Shanghai Construction Group Co. Ltd., Class A	673,776	$329,723
	Shanghai Electric Group Co. Ltd., Class H	3,012,000	733,385
	Shanghai Electric Power Co. Ltd., Class A	119,200	159,848
	Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	342,000	1,463,124
*	Shanghai International Airport Co. Ltd., Class A	28,100	209,205
	Shanghai International Port Group Co. Ltd., Class A	334,000	299,057
	Shanghai Jahwa United Co. Ltd., Class A	53,100	249,868
	Shanghai Jinjiang International Hotels Co. Ltd., Class A	44,100	357,104
	Shanghai Lingang Holdings Corp. Ltd., Class A	187,320	361,359
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class A	206,820	331,130
	Shanghai M&G Stationery, Inc., Class A	51,069	369,938
	Shanghai Pharmaceuticals Holding Co. Ltd., Class H	1,123,700	1,816,993
	Shanghai Pudong Development Bank Co. Ltd., Class A	882,471	1,072,495
	Shanghai Putailai New Energy Technology Co. Ltd., Class A	23,261	412,706
	Shanghai RAAS Blood Products Co. Ltd., Class A	400,600	327,192
	Shanghai Wanye Enterprises Co. Ltd., Class A	56,200	130,144
	Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A	252,259	342,975
	Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	181,800	318,779
	Shanxi Coking Coal Energy Group Co. Ltd., Class A	558,030	1,180,590
	Shanxi Lu’an Environmental Energy Development Co. Ltd., Class A	324,730	757,870
*	Shanxi Meijin Energy Co. Ltd., Class A	523,517	819,988
	Shanxi Securities Co. Ltd., Class A	142,560	107,651
	Shanxi Taigang Stainless Steel Co. Ltd., Class A	538,600	481,903
	Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	55,507	2,285,697
	Shenergy Co. Ltd., Class A	43,000	36,077
	Shenghe Resources Holding Co. Ltd., Class A	140,400	331,588
	Shengyi Technology Co. Ltd., Class A	157,700	396,482
	Shennan Circuits Co. Ltd., Class A	25,382	363,749
Ω	Shenwan Hongyuan Group Co. Ltd., Class H	2,196,000	458,824
	Shenzhen Capchem Technology Co. Ltd., Class A	23,800	238,465
*	Shenzhen Dynanonic Co. Ltd., Class A	2,800	186,282
	Shenzhen Energy Group Co. Ltd., Class A	227,319	199,887
	Shenzhen Gas Corp. Ltd., Class A	150,500	145,507
	Shenzhen Goodix Technology Co. Ltd., Class A	40,300	342,224
	Shenzhen Inovance Technology Co. Ltd., Class A	92,000	797,366
	Shenzhen Jinjia Group Co. Ltd., Class A	59,200	78,168
	Shenzhen Kangtai Biological Products Co. Ltd., Class A	29,150	285,053
	Shenzhen Kedali Industry Co. Ltd., Class A	15,600	285,403
	Shenzhen Kinwong Electronic Co. Ltd., Class A	62,764	194,655
	Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	49,673	2,348,637
	Shenzhen Overseas Chinese Town Co. Ltd., Class A	626,380	572,220
	Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A	71,100	246,581
	Shenzhen SC New Energy Technology Corp., Class A	25,266	225,433
	Shenzhen Senior Technology Material Co. Ltd., Class A	43,901	139,310
	Shenzhen Sunlord Electronics Co. Ltd., Class A	92,900	350,565
	Shenzhen Transsion Holdings Co. Ltd., Class A	24,557	312,854
	Shenzhen YUTO Packaging Technology Co. Ltd., Class A	93,271	347,769
	Shenzhou International Group Holdings Ltd.	402,000	5,454,724
	Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	111,863	423,237
	Sichuan Chuantou Energy Co. Ltd., Class A	149,500	249,298
*	Sichuan Hebang Biotechnology Co. Ltd., Class A	841,100	400,460
	Sichuan Kelun Pharmaceutical Co. Ltd., Class A	129,301	331,911
	Sichuan Road & Bridge Co. Ltd., Class A	573,200	904,034
	Sichuan Swellfun Co. Ltd., Class A	23,700	251,973
	Sichuan Yahua Industrial Group Co. Ltd., Class A	73,800	293,268
	Sieyuan Electric Co. Ltd., Class A	58,600	265,280
	Sino Biopharmaceutical Ltd.	12,922,500	6,778,259
	Sinolink Securities Co. Ltd., Class A	232,100	288,171
	Sinoma Science & Technology Co. Ltd., Class A	190,294	579,792

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Sinopec Shanghai Petrochemical Co. Ltd., Class H	857,000	$160,341
	Sinopharm Group Co. Ltd., Class H	2,426,400	5,583,577
	Skshu Paint Co. Ltd., Class A	15,348	171,936
	Songcheng Performance Development Co. Ltd., Class A	170,500	321,505
	SooChow Securities Co. Ltd., Class A	592,150	604,978
	Southwest Securities Co. Ltd., Class A	779,936	438,087
*	Spring Airlines Co. Ltd., Class A	48,500	335,301
	Sungrow Power Supply Co. Ltd., Class A	53,300	504,190
*	Suning.com Co. Ltd., Class A	706,124	344,928
	Sunny Optical Technology Group Co. Ltd.	447,400	6,520,357
	Sunwoda Electronic Co. Ltd., Class A	67,900	224,601
	Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	275,900	699,075
	Suzhou Maxwell Technologies Co. Ltd., Class A	6,976	351,122
	Suzhou TA&A Ultra Clean Technology Co. Ltd., Class A	31,900	292,214
	TBEA Co. Ltd., Class A	276,500	803,274
	TCL Technology Group Corp., Class A	1,321,080	830,412
	Tencent Holdings Ltd.	3,556,400	167,594,942
*	Tencent Music Entertainment Group, ADR	730,433	3,104,340
	Thunder Software Technology Co. Ltd., Class A	13,300	186,576
	Tianjin 712 Communication & Broadcasting Co. Ltd., Class A	56,900	236,860
	Tianjin Guangyu Development Co. Ltd., Class A	88,700	148,560
	Tianjin Zhonghuan Semiconductor Co. Ltd., Class A	91,300	533,981
	Tianma Microelectronics Co. Ltd., Class A	161,455	222,611
	Tianshan Aluminum Group Co. Ltd., Class A	142,200	146,486
	Tianshui Huatian Technology Co. Ltd., Class A	305,000	391,619
	Tibet Summit Resources Co. Ltd., Class A	56,900	166,217
	Tingyi Cayman Islands Holding Corp.	2,898,000	5,289,315
	Titan Wind Energy Suzhou Co. Ltd., Class A	124,100	186,671
	Tofflon Science & Technology Group Co. Ltd., Class A	27,400	144,329
	TongFu Microelectronics Co. Ltd., Class A	167,000	331,576
	Tongkun Group Co. Ltd., Class A	157,809	361,290
	Tongling Nonferrous Metals Group Co. Ltd., Class A	1,091,500	570,516
	Tongwei Co. Ltd., Class A	209,300	1,289,738
*	Topchoice Medical Corp., Class A	13,300	257,122
Ω	Topsports International Holdings Ltd.	979,000	748,789
	Transfar Zhilian Co. Ltd., Class A	287,626	273,454
	TravelSky Technology Ltd., Class H	183,000	276,362
	Trina Solar Co. Ltd., Class A	26,178	198,550
*	Trip.com Group Ltd., ADR	442,202	10,458,077
# *	Trip.com Group Ltd.	99,700	2,354,279
	Tsingtao Brewery Co. Ltd., Class H	568,000	4,598,618
	Unigroup Guoxin Microelectronics Co. Ltd., Class A	27,000	745,983
	Unisplendour Corp. Ltd., Class A	164,160	421,011
	Universal Scientific Industrial Shanghai Co. Ltd., Class A	211,900	385,779
*	Vipshop Holdings Ltd., ADR	720,998	5,522,845
	Walvax Biotechnology Co. Ltd., Class A	55,500	445,826
*	Wanda Film Holding Co. Ltd., Class A	68,700	118,273
	Wanhua Chemical Group Co. Ltd., Class A	203,200	2,384,436
	Want Want China Holdings Ltd.	8,035,000	7,252,922
# *	Weibo Corp., Sponsored ADR	113,478	2,625,881
	Weichai Power Co. Ltd., Class H	2,877,800	4,020,018
	Weihai Guangwei Composites Co. Ltd., Class A	41,729	313,695
*	Wens Foodstuffs Group Co. Ltd., Class A	229,780	648,759
	Western Securities Co. Ltd., Class A	340,300	319,557
	Western Superconducting Technologies Co. Ltd., Class A	28,884	355,182
	Westone Information Industry, Inc., Class A	39,800	189,924
	Wharf Holdings Ltd.	847,000	2,481,625
	Will Semiconductor Co. Ltd., Class A	40,312	909,063
	Wingtech Technology Co. Ltd., Class A	32,700	321,770

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Winning Health Technology Group Co. Ltd., Class A	183,700	$219,926
	Wuchan Zhongda Group Co. Ltd., Class A	615,250	458,607
	Wuhan Guide Infrared Co. Ltd., Class A	107,744	250,123
	Wuliangye Yibin Co. Ltd., Class A	174,006	4,252,528
	WUS Printed Circuit Kunshan Co. Ltd., Class A	53,900	105,299
Ω	WuXi AppTec Co. Ltd., Class H	115,660	1,573,183
* Ω	Wuxi Biologics Cayman, Inc.	981,500	7,244,265
	Wuxi Lead Intelligent Equipment Co. Ltd., Class A	17,680	116,797
	Wuxi Shangji Automation Co. Ltd., Class A	27,700	508,120
	XCMG Construction Machinery Co. Ltd., Class A	472,203	353,602
	Xiamen C & D, Inc., Class A	153,900	336,317
	Xiamen Faratronic Co. Ltd., Class A	12,100	266,177
	Xiamen Intretech, Inc., Class A	78,460	243,051
	Xiamen Tungsten Co. Ltd., Class A	178,680	423,319
	Xi’an Triangle Defense Co. Ltd., Class A	21,300	124,607
	Xianhe Co. Ltd., Class A	15,100	45,111
* Ω	Xiaomi Corp., Class B	14,646,400	22,296,774
	Xinjiang Goldwind Science & Technology Co. Ltd., Class H	935,559	1,329,752
	Xinjiang Zhongtai Chemical Co. Ltd., Class A	224,500	250,312
	Xinyi Solar Holdings Ltd.	4,907,103	7,294,039
	Yangzhou Yangjie Electronic Technology Co. Ltd., Class A	30,600	315,599
#	Yankuang Energy Group Co. Ltd., Class H	2,234,000	6,302,487
	Yantai Eddie Precision Machinery Co. Ltd., Class A	68,061	196,924
	Yantai Jereh Oilfield Services Group Co. Ltd., Class A	56,455	263,663
	Yealink Network Technology Corp. Ltd., Class A	41,840	490,863
	Yifeng Pharmacy Chain Co. Ltd., Class A	58,834	326,882
	Yintai Gold Co. Ltd., Class A	343,617	484,506
	Yonghui Superstores Co. Ltd., Class A	592,400	396,305
	YongXing Special Materials Technology Co. Ltd., Class A	15,300	237,268
	Yonyou Network Technology Co. Ltd., Class A	83,500	240,110
	Youngor Group Co. Ltd., Class A	543,304	560,949
	YTO Express Group Co. Ltd., Class A	267,800	724,855
	Yum China Holdings, Inc.	486,087	20,318,437
	Yunda Holding Co. Ltd., Class A	217,790	505,277
*	Yunnan Aluminium Co. Ltd., Class A	373,200	583,581
	Yunnan Baiyao Group Co. Ltd., Class A	39,100	450,550
	Yunnan Energy New Material Co. Ltd., Class A	23,485	715,294
*	Yunnan Tin Co. Ltd., Class A	179,800	484,276
#	Zai Lab Ltd.	181,500	739,596
	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	25,050	1,154,342
	Zhefu Holding Group Co. Ltd., Class A	607,423	410,266
*	Zhejiang Century Huatong Group Co. Ltd., Class A	458,400	329,048
	Zhejiang China Commodities City Group Co. Ltd., Class A	644,379	495,672
	Zhejiang Chint Electrics Co. Ltd., Class A	141,884	694,909
	Zhejiang Dahua Technology Co. Ltd., Class A	297,413	747,248
	Zhejiang Dingli Machinery Co. Ltd., Class A	52,170	292,538
	Zhejiang HangKe Technology, Inc. Co., Class A	17,887	117,479
	Zhejiang Huahai Pharmaceutical Co. Ltd., Class A	172,140	394,876
	Zhejiang Huayou Cobalt Co. Ltd., Class A	32,986	407,405
	Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	54,000	408,699
	Zhejiang Juhua Co. Ltd., Class A	252,100	430,814
	Zhejiang Longsheng Group Co. Ltd., Class A	316,700	482,112
	Zhejiang NHU Co. Ltd., Class A	279,540	1,130,692
	Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	88,490	222,713
	Zhejiang Supor Co. Ltd., Class A	69,903	581,580
	Zhejiang Weiming Environment Protection Co. Ltd., Class A	117,893	436,437
	Zhejiang Weixing New Building Materials Co. Ltd., Class A	204,734	587,061
	Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd., Class A	35,300	218,590
*	Zhejiang Yongtai Technology Co. Ltd., Class A	33,000	124,457

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Zheshang Securities Co. Ltd., Class A	270,063	$373,815
* Ω	ZhongAn Online P&C Insurance Co. Ltd., Class H	374,400	1,287,315
	Zhongji Innolight Co. Ltd., Class A	55,527	256,756
	Zhongjin Gold Corp. Ltd., Class A	428,700	469,271
	Zhongsheng Group Holdings Ltd.	522,000	3,449,280
	Zhuzhou CRRC Times Electric Co.	640,300	2,517,193
	Zhuzhou Hongda Electronics Corp. Ltd., Class A	33,500	255,886
	Zhuzhou Kibing Group Co. Ltd., Class A	352,001	586,250
	Zibo Qixiang Tengda Chemical Co. Ltd., Class A	348,460	372,641
	Zijin Mining Group Co. Ltd., Class H	3,457,000	5,033,765
	Zoomlion Heavy Industry Science & Technology Co. Ltd., Class H	1,907,800	1,115,501
	ZTE Corp., Class H	1,033,085	2,169,071
	ZTO Express Cayman, Inc., ADR	420,808	11,576,428

TOTAL CHINA			1,348,102,448

COLOMBIA — (0.2%)
*	BAC Holding International Corp.	7,858,220	570,604
	Banco de Bogota SA	48,359	616,645
	Bancolombia SA, Sponsored ADR	47,013	1,822,694
	Bancolombia SA	119,772	1,174,722
*	Corp. Financiera Colombiana SA	7,235	53,010
#	Ecopetrol SA, Sponsored ADR	1,787	29,003
	Ecopetrol SA	2,348,250	1,902,094
	Grupo Argos SA	383,393	1,394,861
	Grupo Aval Acciones y Valores SA, ADR	10,320	43,138
	Grupo Energia Bogota SA ESP	542,617	345,476
	Interconexion Electrica SA ESP	288,906	1,588,326

TOTAL COLOMBIA			9,540,573

CZECH REPUBLIC — (0.2%)
	CEZ AS	119,036	5,102,546
	Komercni Banka AS	66,488	2,183,460
Ω	Moneta Money Bank AS	421,608	1,578,566

TOTAL CZECH REPUBLIC			8,864,572

EGYPT — (0.1%)
	Commercial International Bank Egypt SAE,GDR	1,040,364	2,338,710

GREECE — (0.3%)
*	Alpha Services & Holdings SA	1,421,652	1,600,272
*	Eurobank Ergasias Services & Holdings SA, Class A	1,373,666	1,419,745
* †† ^	FF Group	12,618	11,980
	Hellenic Petroleum Holdings SA	55,373	418,436
	Hellenic Telecommunications Organization SA	158,506	3,049,347
	JUMBO SA	88,009	1,426,438
*	LAMDA Development SA	7,667	52,181
	Motor Oil Hellas Corinth Refineries SA	69,339	1,096,954
	Mytilineos SA	75,194	1,392,432
*	National Bank of Greece SA	369,893	1,467,172
	OPAP SA	106,757	1,582,393
*	Piraeus Financial Holdings SA	199,036	287,341
*	Public Power Corp. SA	51,502	412,341
	Terna Energy SA	49,394	923,166

TOTAL GREECE			15,140,198

HONG KONG — (0.0%)
* Ω	ESR Cayman Ltd.	4,800	14,571

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
HUNGARY — (0.3%)
	MOL Hungarian Oil & Gas PLC	921,514	$7,813,623
# *	OTP Bank Nyrt	125,820	3,753,137
	Richter Gedeon Nyrt	79,025	1,576,713

TOTAL HUNGARY			13,143,473

INDIA — (15.3%)
	Aarti Industries Ltd.	231,928	2,667,622
	ABB India Ltd.	32,057	878,430
	ACC Ltd.	114,713	3,478,941
	Adani Enterprises Ltd.	145,024	4,399,791
*	Adani Green Energy Ltd.	150,430	5,619,956
	Adani Ports & Special Economic Zone Ltd.	474,086	5,269,228
*	Adani Power Ltd.	748,312	2,733,616
	Adani Total Gas Ltd.	65,014	2,087,250
*	Adani Transmission Ltd.	294,174	10,597,824
*	Aditya Birla Capital Ltd.	391,081	610,496
	Alkem Laboratories Ltd.	29,746	1,265,060
	Ambuja Cements Ltd.	705,691	3,412,693
	Apollo Hospitals Enterprise Ltd.	70,201	4,052,012
	Ashok Leyland Ltd.	1,315,356	2,160,862
	Asian Paints Ltd.	220,693	9,308,726
	Astral Ltd.	74,861	2,094,410
	Atul Ltd.	2,391	276,690
* Ω	AU Small Finance Bank Ltd.	87,115	1,567,723
	Aurobindo Pharma Ltd.	664,252	5,423,984
* Ω	Avenue Supermarts Ltd.	53,575	2,735,691
*	Axis Bank Ltd.	1,712,310	16,172,175
	Bajaj Auto Ltd.	60,754	2,952,997
	Bajaj Finance Ltd.	105,376	9,074,423
	Bajaj Finserv Ltd.	15,901	3,062,278
	Bajaj Holdings & Investment Ltd.	57,055	3,858,461
	Balkrishna Industries Ltd.	125,417	3,478,450
Ω	Bandhan Bank Ltd.	603,569	2,610,244
*	Bank of Baroda	1,122,908	1,637,248
	Berger Paints India Ltd.	161,854	1,518,318
	Bharat Electronics Ltd.	2,181,001	6,726,203
	Bharat Forge Ltd.	269,138	2,453,470
	Bharat Petroleum Corp. Ltd.	408,182	1,921,687
*	Bharti Airtel Ltd.	1,493,167	14,340,095
*	Biocon Ltd.	389,967	1,880,397
	Bosch Ltd.	5,993	1,131,051
	Britannia Industries Ltd.	50,555	2,163,333
*	Canara Bank	364,746	1,082,617
	Cholamandalam Investment & Finance Co. Ltd.	625,261	6,038,432
	Cipla Ltd.	657,406	8,380,270
	Coal India Ltd.	765,174	1,814,445
	Coforge Ltd.	20,972	1,141,725
	Colgate-Palmolive India Ltd.	122,914	2,659,693
	Container Corp. of India Ltd.	271,569	2,289,741
	Crompton Greaves Consumer Electricals Ltd.	170,496	852,067
	Cummins India Ltd.	20,735	277,924
	Dabur India Ltd.	338,762	2,454,853
	Dalmia Bharat Ltd.	44,184	872,967
	Deepak Nitrite Ltd.	65,834	1,978,447
	Divi’s Laboratories Ltd.	61,792	3,603,246
	Dixon Technologies India Ltd.	2,979	168,595
	DLF Ltd.	530,091	2,541,313
Ω	Dr Lal PathLabs Ltd.	13,101	443,253
	Dr Reddy’s Laboratories Ltd., ADR	94,524	5,074,048

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Dr Reddy’s Laboratories Ltd.	28,106	$1,515,958
	Edelweiss Financial Services Ltd.	37,563	29,244
	Eicher Motors Ltd.	93,424	3,188,968
	GAIL India Ltd.	1,398,546	2,892,157
	GAIL India Ltd., GDR	102,368	1,259,068
	GlaxoSmithKline Pharmaceuticals Ltd.	32,553	665,669
*	Godrej Consumer Products Ltd.	300,634	3,051,430
*	Godrej Properties Ltd.	75,574	1,533,731
	Grasim Industries Ltd.	280,292	6,134,469
	Gujarat Fluorochemicals Ltd.	6,283	228,844
	Gujarat Gas Ltd.	139,066	872,384
	Havells India Ltd.	137,674	2,340,169
	HCL Technologies Ltd.	708,997	9,990,863
Ω	HDFC Asset Management Co. Ltd.	43,474	1,148,452
	HDFC Bank Ltd.	1,512,827	27,070,773
Ω	HDFC Life Insurance Co. Ltd.	220,030	1,666,065
	Hero MotoCorp Ltd.	157,609	5,104,217
	Hindalco Industries Ltd.	2,222,008	13,855,144
	Hindustan Aeronautics Ltd.	60,847	1,260,192
	Hindustan Petroleum Corp. Ltd.	614,890	2,167,095
	Hindustan Unilever Ltd.	489,606	14,289,465
	Hitachi Energy India Ltd.	8,507	349,366
	Honeywell Automation India Ltd.	1,607	836,487
	Housing Development Finance Corp. Ltd.	698,934	20,141,183
#	ICICI Bank Ltd., Sponsored ADR	649,989	12,375,781
	ICICI Bank Ltd.	1,390,129	13,358,901
Ω	ICICI Lombard General Insurance Co. Ltd.	126,195	2,105,065
Ω	ICICI Prudential Life Insurance Co. Ltd.	196,682	1,341,215
*	IDFC First Bank Ltd.	2,392,328	1,220,591
	IIFL Wealth Management Ltd.	2,009	44,358
	Indian Hotels Co. Ltd.	127,866	422,817
	Indian Oil Corp. Ltd.	931,956	1,524,590
*	Indian Overseas Bank	1,569,149	368,890
	Indian Railway Catering & Tourism Corp. Ltd.	286,116	2,757,770
	Indraprastha Gas Ltd.	248,390	1,140,967
*	Indus Towers Ltd.	1,056,099	2,881,435
	IndusInd Bank Ltd.	317,938	4,017,277
	Info Edge India Ltd.	41,683	2,517,609
	Infosys Ltd., Sponsored ADR	500,328	9,941,517
	Infosys Ltd.	1,779,532	36,076,450
* Ω	InterGlobe Aviation Ltd.	38,619	933,008
	Ipca Laboratories Ltd.	57,338	755,857
	ITC Ltd.	1,903,270	6,413,573
	Jindal Steel & Power Ltd.	718,998	5,020,562
	JSW Energy Ltd.	276,086	1,152,075
	JSW Steel Ltd.	1,441,825	13,553,598
	Jubilant Foodworks Ltd.	480,298	3,384,299
	Kansai Nerolac Paints Ltd.	142,647	872,298
	Kotak Mahindra Bank Ltd.	451,517	10,464,881
Ω	L&T Technology Services Ltd.	29,195	1,539,856
Ω	Larsen & Toubro Infotech Ltd.	33,134	2,069,401
	Larsen & Toubro Ltd.	399,646	8,807,347
Ω	Laurus Labs Ltd.	355,427	2,691,690
	Lupin Ltd.	303,782	2,946,323
	Mahindra & Mahindra Ltd.	905,189	10,866,746
	Marico Ltd.	579,820	3,935,981
	Maruti Suzuki India Ltd.	55,733	5,555,377
*	Max Financial Services Ltd.	154,648	1,519,702
*	Max Healthcare Institute Ltd.	201,238	1,075,746

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Minda Industries Ltd.	34,503	$410,377
	Mindtree Ltd.	77,849	3,566,184
	Motherson Sumi Systems Ltd.	1,325,504	2,365,042
*	Motherson Sumi Wiring India Ltd.	1,325,505	1,196,452
	Mphasis Ltd.	132,029	4,834,236
	MRF Ltd.	2,316	2,189,740
	Muthoot Finance Ltd.	242,710	3,978,075
	Nestle India Ltd.	20,232	4,816,152
	NHPC Ltd.	454,711	196,323
	NMDC Ltd.	1,251,805	2,594,514
	NTPC Ltd.	1,541,570	3,135,946
*	Oberoi Realty Ltd.	32,867	408,067
	Oil & Natural Gas Corp. Ltd.	877,425	1,817,246
	Oil India Ltd.	1	3
	Oracle Financial Services Software Ltd.	30,804	1,435,157
	Page Industries Ltd.	7,882	4,683,320
	Persistent Systems Ltd.	21,688	1,216,491
	Petronet LNG Ltd.	1,564,099	4,140,805
	PI Industries Ltd.	68,216	2,516,706
	Pidilite Industries Ltd.	87,949	2,781,547
	Piramal Enterprises Ltd.	117,594	3,305,638
	Power Finance Corp. Ltd.	1,995,257	3,052,523
	Power Grid Corp. of India Ltd.	1,622,745	4,849,944
	Procter & Gamble Hygiene & Health Care Ltd.	10,908	2,001,110
*	Punjab National Bank	1,966,565	892,919
	REC Ltd.	1,264,082	2,087,553
	Relaxo Footwears Ltd.	17,122	241,140
	Reliance Industries Ltd.	1,478,942	53,767,136
	SBI Cards & Payment Services Ltd.	79,899	858,828
Ω	SBI Life Insurance Co. Ltd.	169,596	2,433,758
	Schaeffler India Ltd.	1,654	49,393
	Shree Cement Ltd.	10,021	3,359,875
	Shriram Transport Finance Co. Ltd.	272,491	4,226,732
	Siemens Ltd.	33,599	993,865
	SRF Ltd.	163,696	5,339,274
	State Bank of India	933,814	5,992,707
	State Bank of India, GDR.	3,115	200,918
	Steel Authority of India Ltd.	2,121,964	2,644,645
	Sun Pharmaceutical Industries Ltd.	730,482	8,842,894
	Sundaram Finance Holdings Ltd.	40,687	40,607
	Sundaram Finance Ltd.	3,637	95,197
	Supreme Industries Ltd.	12,166	308,801
	Tata Communications Ltd.	108,655	1,545,902
	Tata Consultancy Services Ltd.	572,990	26,417,833
	Tata Consumer Products Ltd.	546,708	5,862,237
	Tata Elxsi Ltd.	27,947	2,796,924
# *	Tata Motors Ltd., Sponsored ADR	47,265	1,333,346
*	Tata Motors Ltd.	2,234,196	12,624,409
	Tata Power Co. Ltd.	1,174,757	3,680,760
	Tata Steel Ltd.	1,167,525	19,153,937
*	Tata Teleservices Maharashtra Ltd.	108,469	202,022
	Tech Mahindra Ltd.	590,572	9,611,970
	Titan Co. Ltd.	173,905	5,567,452
	Torrent Pharmaceuticals Ltd.	76,085	2,795,668
	Trent Ltd.	69,146	1,097,913
	Trident Ltd.	28,354	19,218
	Tube Investments of India Ltd.	18,925	459,807
	TVS Motor Co. Ltd.	144,506	1,232,062
	UltraTech Cement Ltd.	49,392	4,244,018

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
INDIA — (Continued)
	United Breweries Ltd.	45,973	$953,923
*	United Spirits Ltd.	259,011	2,904,387
	UPL Ltd.	1,094,744	11,761,039
	Varun Beverages Ltd.	166,467	2,352,032
	Vedanta Ltd.	1,576,254	8,312,896
*	Vodafone Idea Ltd.	7,119,524	877,946
	Voltas Ltd.	177,112	2,898,807
	Wipro Ltd.	857,062	5,622,378
	Zee Entertainment Enterprises Ltd.	7,924	25,421
	Zydus Lifesciences Ltd.	417,831	1,912,741

TOTAL INDIA			774,675,305

INDONESIA — (2.1%)
	Adaro Energy Tbk PT	26,638,800	6,086,298
	Aneka Tambang Tbk	7,413,500	1,324,874
	Astra International Tbk PT	11,767,410	6,144,253
	Bank Central Asia Tbk PT	32,282,500	18,106,338
*	Bank Jago Tbk PT	1,322,500	1,062,278
	Bank Mandiri Persero Tbk PT	9,252,634	5,681,438
	Bank Negara Indonesia Persero Tbk PT	5,902,722	3,728,454
	Bank Rakyat Indonesia Persero Tbk PT	32,854,576	10,946,718
*	Bank Syariah Indonesia Tbk PT	2,869,000	311,887
	Barito Pacific Tbk PT	19,842,800	1,159,452
	Bukit Asam Tbk PT	4,736,900	1,239,826
	Charoen Pokphand Indonesia Tbk PT	6,994,500	2,479,666
*	Elang Mahkota Teknologi Tbk PT	11,447,600	2,357,127
	Gudang Garam Tbk PT	780,300	1,651,085
	Indah Kiat Pulp & Paper Tbk PT	4,368,100	2,276,576
	Indocement Tunggal Prakarsa Tbk PT	1,710,200	1,232,499
	Indofood CBP Sukses Makmur Tbk PT	2,198,600	1,156,622
	Indofood Sukses Makmur Tbk PT	8,890,300	3,868,608
	Indosat Tbk PT	968,600	467,976
*	Jasa Marga Persero Tbk PT	653,413	181,270
	Kalbe Farma Tbk PT	31,541,900	3,569,210
	Mayora Indah Tbk PT	7,610,825	917,227
*	Merdeka Copper Gold Tbk PT	4,502,095	1,640,688
	Mitra Keluarga Karyasehat Tbk PT	3,896,600	681,205
	MNC Studios International Tbk PT	138,300	54,085
*	Perusahaan Gas Negara Tbk PT	9,214,200	917,287
	Sarana Menara Nusantara Tbk PT	35,447,000	2,468,010
	Semen Indonesia Persero Tbk PT	4,724,500	2,084,781
	Sinar Mas Agro Resources & Technology Tbk PT	1,019,900	323,092
*	Smartfren Telecom Tbk PT	100,723,200	576,079
	Sumber Alfaria Trijaya Tbk PT	11,117,200	1,311,482
	Telkom Indonesia Persero Tbk PT	22,978,700	7,315,513
	Tower Bersama Infrastructure Tbk PT	10,079,400	2,092,752
*	Transcoal Pacific Tbk PT	993,300	680,686
	Unilever Indonesia Tbk PT	4,594,500	1,229,781
	United Tractors Tbk PT	3,132,496	6,536,575
	Vale Indonesia Tbk PT	3,373,000	1,691,785
	XL Axiata Tbk PT	6,670,600	1,468,316

TOTAL INDONESIA			107,021,799

MALAYSIA — (1.6%)
	Alliance Bank Malaysia Bhd	382,100	330,681
*	AMMB Holdings Bhd	2,136,259	1,804,047
	Astro Malaysia Holdings Bhd	566,000	129,911
	Axiata Group Bhd	1,981,532	1,592,637

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
MALAYSIA — (Continued)
	Batu Kawan Bhd	110,600	$738,339
	BIMB Holdings Bhd	1,065,155	708,478
#	Bursa Malaysia Bhd	325,200	521,336
#	Carlsberg Brewery Malaysia Bhd, Class B	139,000	705,356
	CIMB Group Holdings Bhd	2,885,948	3,439,946
#	D&O Green Technologies Bhd	461,100	406,446
#	Dialog Group Bhd	1,590,518	909,533
#	DiGi.Com Bhd	2,053,220	1,795,295
#	Fraser & Neave Holdings Bhd	157,800	831,656
	Frontken Corp. Bhd	493,100	307,338
	Gamuda Bhd	2,133,770	1,815,141
	Genting Bhd	1,808,100	1,913,612
	Genting Malaysia Bhd	2,150,900	1,495,134
	Genting Plantations Bhd	266,300	555,545
# *	Greatech Technology Bhd	373,400	336,305
#	HAP Seng Consolidated Bhd	843,800	1,447,724
	Hartalega Holdings Bhd	1,344,100	1,357,647
#	Heineken Malaysia Bhd	135,700	737,051
	Hong Leong Bank Bhd	259,166	1,243,810
	Hong Leong Financial Group Bhd	411,483	1,828,114
# *	Hong Seng Consolidated Bhd	401,700	235,073
	IHH Healthcare Bhd	527,100	795,040
	IJM Corp. Bhd	1,699,200	715,321
	Inari Amertron Bhd	1,555,700	997,032
	IOI Corp. Bhd	1,311,605	1,405,591
	IOI Properties Group Bhd	1,450,429	339,450
#	Kossan Rubber Industries	1,749,400	738,879
	Kuala Lumpur Kepong Bhd	301,046	2,040,921
# Ω	Lotte Chemical Titan Holding Bhd	640,600	321,475
	Malayan Banking Bhd	2,444,302	5,083,705
*	Malaysia Airports Holdings Bhd.	1,148,041	1,804,620
	Malaysian Pacific Industries Bhd	52,800	376,099
	Maxis Bhd	1,442,700	1,254,141
	MISC Bhd.	629,598	1,126,394
#	My EG Services Bhd	5,206,634	1,114,940
	Nestle Malaysia Bhd	43,200	1,320,413
	Petronas Chemicals Group Bhd	1,202,900	2,817,492
	Petronas Dagangan Bhd	165,700	824,805
	Petronas Gas Bhd	397,700	1,549,200
	PPB Group Bhd	458,980	1,811,677
	Press Metal Aluminium Holdings Bhd	1,853,900	2,541,545
	Public Bank Bhd	8,500,670	9,136,915
	QL Resources Bhd	902,185	1,060,409
	RHB Bank Bhd	2,131,992	3,054,466
	Scientex Bhd	238,300	208,281
	Sime Darby Bhd	4,489,961	2,399,943
	Sime Darby Plantation Bhd	1,162,321	1,394,515
	SP Setia Bhd Group	188,300	50,413
#	Sunway Bhd	2,075,382	867,066
	Telekom Malaysia Bhd	508,864	580,971
#	Tenaga Nasional Bhd	985,950	2,046,183
	TIME dotCom Bhd	784,200	800,002
#	Top Glove Corp. Bhd	3,944,900	1,523,877
#	Unisem M Bhd	333,200	218,672
	United Plantations Bhd	96,800	348,779
	UWC BHD	212,000	153,397
	ViTrox Corp. Bhd	179,800	309,576
	VS Industry Bhd	468,500	106,401
	Westports Holdings Bhd	669,000	604,608

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
MALAYSIA — (Continued)
#	Yinson Holdings Bhd	1,016,600	$570,004
	YTL Corp. Bhd	6,778,412	984,923

TOTAL MALAYSIA			82,584,296

MEXICO — (2.2%)
	Alfa SAB de CV, Class A	8,597,258	5,788,662
	America Movil SAB de CV	20,743,100	20,228,245
	America Movil SAB de CV, Sponsored ADR, Class L	44,899	872,388
	Arca Continental SAB de CV	368,914	2,344,208
	Becle SAB de CV	199,974	498,404
*	Cemex SAB de CV	11,428,443	5,045,955
*	Cemex SAB de CV, Sponsored ADR	27,210	119,724
	Coca-Cola Femsa SAB de CV, Sponsored ADR	10,141	553,699
	Coca-Cola Femsa SAB de CV	415,925	2,269,942
	El Puerto de Liverpool SAB de CV, Class C1	127,398	645,402
	Fomento Economico Mexicano SAB de CV	787,704	5,891,616
#	Gruma SAB de CV, Class B	268,787	3,201,235
#	Grupo Aeroportuario del Pacifico SAB de CV, ADR	4,584	704,973
	Grupo Aeroportuario del Pacifico SAB de CV, Class B	157,571	2,427,519
	Grupo Aeroportuario del Sureste SAB de CV, ADR	10,074	2,198,348
	Grupo Aeroportuario del Sureste SAB de CV, Class B	2,990	65,202
	Grupo Bimbo SAB de CV, Class A	1,392,062	4,286,049
#	Grupo Carso SAB de CV	605,343	1,972,968
#	Grupo Elektra SAB de CV	61,071	3,615,239
	Grupo Financiero Banorte SAB de CV, Class O	1,089,556	7,181,304
# *	Grupo Financiero Inbursa SAB de CV, Class O	2,229,214	3,787,364
	Grupo Mexico SAB de CV, Class B	2,339,361	10,958,249
#	Grupo Televisa SAB, Sponsored ADR	158,178	1,459,983
	Grupo Televisa SAB	3,411,239	6,333,857
	Industrias Penoles SAB de CV	201,567	2,217,815
#	Kimberly-Clark de Mexico SAB de CV, Class A	1,548,097	2,154,507
	Orbia Advance Corp. SAB de CV	2,274,000	5,467,005
	Organizacion Soriana SAB de CV, Class B	556,797	648,025
	Wal-Mart de Mexico SAB de CV	2,505,757	8,881,553

TOTAL MEXICO			111,819,440

PERU — (0.1%)
*	Aenza SAA, Sponsored ADR	42,218	80,636
#	Cementos Pacasmayo SAA, ADR	16,821	98,489
#	Cia de Minas Buenaventura SAA, ADR	86,204	813,766
	Credicorp Ltd.	39,944	5,547,822

TOTAL PERU			6,540,713

PHILIPPINES — (0.8%)
	Aboitiz Equity Ventures, Inc.	1,265,320	1,228,112
	Aboitiz Power Corp.	1,440,600	883,631
	AC Energy Corp.	2,322,300	319,511
	Alliance Global Group, Inc.	164,500	37,102
	Ayala Corp.	114,302	1,608,313
	Ayala Land, Inc.	3,503,318	2,138,316
	Bank of the Philippine Islands	1,852,052	3,359,470
	BDO Unibank, Inc.	1,553,962	3,839,946
	Emperador, Inc.	1,893,100	704,983
*††^	Fwbc Holdings, Inc.	2,006,957	0
	Globe Telecom, Inc.	16,290	708,210
	GT Capital Holdings, Inc.	55,326	531,046
	International Container Terminal Services, Inc.	623,010	2,558,073
	JG Summit Holdings, Inc.	2,907,399	3,092,879

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
PHILIPPINES — (Continued)
	Jollibee Foods Corp.	340,410	$1,398,392
	Manila Electric Co.	109,980	740,357
	Metro Pacific Investments Corp.	5,864,700	424,166
	Metropolitan Bank & Trust Co.	2,721,908	2,650,557
	PLDT, Inc., Sponsored ADR.	34,739	1,235,319
	PLDT, Inc.	102,335	3,641,313
	Puregold Price Club, Inc.	195,100	122,926
	Robinsons Land Corp.	546,282	198,427
	San Miguel Corp.	1,311,870	2,671,712
	San Miguel Food & Beverage, Inc.	85,800	101,967
	SM Investments Corp.	102,383	1,663,521
	SM Prime Holdings, Inc.	4,214,410	2,809,124
	Union Bank of the Philippines	1,500	2,094
	Universal Robina Corp.	775,650	1,517,360
	Wilcon Depot, Inc.	236,600	126,711

TOTAL PHILIPPINES			40,313,538

POLAND — (0.7%)
*	Alior Bank SA	16,051	131,038
#*Ω	Allegro.eu SA	59,710	307,117
*	AmRest Holdings SE	120	472
	Asseco Poland SA	37,582	660,402
	Bank Handlowy w Warszawie SA	13,129	176,886
# *	Bank Millennium SA	363,645	411,963
	Bank Polska Kasa Opieki SA	130,480	2,867,332
	Budimex SA	3,219	148,147
#	CD Projekt SA	68,154	1,844,580
	Cyfrowy Polsat SA	249,518	1,358,701
* Ω	Dino Polska SA	30,321	1,961,519
*	Grupa Lotos SA	160,600	2,497,260
	ING Bank Slaski SA	22,435	992,665
	Inter Cars SA	114	10,510
	KGHM Polska Miedz SA	126,976	4,107,447
	LPP SA	578	1,221,418
*	mBank SA	21,232	1,421,092
*	Orange Polska SA	653,211	998,433
*	PGE Polska Grupa Energetyczna SA	1,129,625	2,512,211
	Polski Koncern Naftowy Orlen SA	321,662	5,434,298
	Polskie Gornictwo Naftowe i Gazownictwo SA	904,182	1,266,819
*	Powszechna Kasa Oszczednosci Bank Polski SA	336,889	2,486,423
	Powszechny Zaklad Ubezpieczen SA	378,598	2,617,529
	Santander Bank Polska SA	20,983	1,277,830

TOTAL POLAND			36,712,092

QATAR — (0.9%)
	Commercial Bank PSQC	854,928	1,797,200
	Industries Qatar QSC	490,951	2,531,921
	Masraf Al Rayan QSC	1,813,361	2,686,882
	Mesaieed Petrochemical Holding Co.	3,448,812	2,439,398
	Ooredoo QPSC	1,353,316	2,785,480
	Qatar Electricity & Water Co. QSC	382,308	1,787,736
	Qatar Fuel QSC	273,469	1,377,404
	Qatar Gas Transport Co. Ltd.	3,816,139	3,580,748
	Qatar International Islamic Bank QSC	476,240	1,506,944
	Qatar Islamic Bank SAQ	1,156,093	7,770,656
	Qatar National Bank QPSC	2,466,222	15,729,544

TOTAL QATAR			43,993,913

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»

RUSSIA — (0.0%)
* ††	Gazprom PJSC,Sponsored ADR	1,293,312	$0
* ††	Lukoil PJSC, Sponsored ADR	128,002	0
* ††	Magnitogorsk Iron & Steel Works PJSC, GDR	172,148	0
* ††	MMC Norilsk Nickel PJSC,ADR	205,087	0
* ††	Mobile TeleSystems PJSC, ADR	294,338	0
* ††	Novatek PJSC,GDR	15,415	0
* ††	Novolipetsk Steel PJSC,GDR	60,064	0
* ††	PhosAgro PJSC	582	0
* ††	PhosAgro PJSC	90,265	0
* ††	Polyus PJSC,GDR	20,177	0
* ††	Rosneft Oil Co. PJSC,GDR	275,526	0
* ††	Rostelecom PJSC,Sponsored ADR	88,099	0
* ††	RusHydro PJSC,ADR	808,023	0
* ††	Sberbank of Russia PJSC, Sponsored ADR.	948,237	0
* ††	Severstal PAO,GDR	67,875	0
* ††	Tatneft PJSC,Sponsored ADR	122,269	0
* ††	VK Co. Ltd., GDR	9,666	0
* ††	VTB Bank PJSC,GDR	1,705,908	0
* ††	X5 Retail Group NV, GDR	81,764	0

SAUDI ARABIA — (4.4%)
	Abdullah Al Othaim Markets Co.	53,471	1,588,010
	Advanced Petrochemical Co.	178,010	3,166,829
	Al Rajhi Bank	678,193	31,770,718
	Alinma Bank	701,335	7,693,183
	Almarai Co. JSC	208,204	2,869,545
	Arab National Bank	462,981	4,330,666
	Arabian Centres Co. Ltd.	120,619	707,727
*	Bank AlBilad	318,394	4,363,154
	Bank Al-Jazira	538,680	4,502,557
	Banque Saudi Fransi	470,724	6,763,451
	Bupa Arabia for Cooperative Insurance Co.	86,269	3,808,154
	Co. for Cooperative Insurance	54,166	985,886
*	Dar Al Arkan Real Estate Development Co.	584,678	1,673,703
	Dr Sulaiman Al Habib Medical Services Group Co.	26,930	1,429,369
*	Emaar Economic City	186,198	539,932
	Etihad Etisalat Co.	943,798	10,837,619
	Jarir Marketing Co.	73,421	3,749,292
*	Mobile Telecommunications Co. Saudi Arabia	1,069,332	3,944,310
	Mouwasat Medical Services Co.	60,535	3,867,239
*	National Industrialization Co.	358,846	1,934,086
*	Rabigh Refining & Petrochemical Co.	340,590	2,591,310
	Riyad Bank	1,036,339	11,230,893
	SABIC Agri-Nutrients Co.	114,012	4,911,477
	Sahara International Petrochemical Co.	580,178	8,690,892
*	Saudi Arabian Mining Co.	269,624	9,818,803
	Saudi Basic Industries Corp.	442,004	15,311,750
	Saudi British Bank	712,216	8,455,574
	Saudi Electricity Co.	366,509	2,626,506
	Saudi Industrial Investment Group	463,238	4,015,595
	Saudi Investment Bank (The)	391,206	2,388,647
*	Saudi Kayan Petrochemical Co.	1,644,693	8,101,351
	Saudi National Bank	1,091,357	22,874,637
*	Saudi Research & Media Group	46,206	3,226,903
	Saudi Telecom Co.	403,000	12,392,470
	Savola Group	305,124	2,884,532
	Southern Province Cement Co.	92,925	1,645,738
	Yanbu National Petrochemical Co.	230,735	3,729,376

TOTAL SAUDI ARABIA			225,421,884

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»

SOUTH AFRICA — (4.0%)
	Absa Group Ltd.	822,531	$8,886,267
	African Rainbow Minerals Ltd.	18,080	299,146
	Anglo American Platinum Ltd.	30,706	3,394,330
	AngloGold Ashanti Ltd., Sponsored ADR	438,837	8,961,052
	Aspen Pharmacare Holdings Ltd.	465,936	4,985,470
	Bid Corp. Ltd.	237,682	4,991,322
	Bidvest Group Ltd.	364,485	4,996,580
	Capitec Bank Holdings Ltd.	41,839	5,840,292
	Clicks Group Ltd.	277,963	5,470,191
*	Discovery Ltd.	547,181	5,253,830
#	Exxaro Resources Ltd.	326,361	4,663,756
	FirstRand Ltd.	2,693,023	11,597,988
	Gold Fields Ltd., Sponsored ADR	867,573	11,651,505
	Impala Platinum Holdings Ltd.	905,156	11,708,569
	Investec Ltd.	262,805	1,593,546
	Kumba Iron Ore Ltd.	34,502	1,145,414
	Mr Price Group Ltd.	256,073	3,470,851
	MTN Group Ltd.	2,050,540	21,748,016
	MultiChoice Group	429,429	3,503,147
	Naspers Ltd., Class N	44,930	4,531,457
	Nedbank Group Ltd.	599,588	8,372,869
	NEPI Rockcastle PLC	331,326	2,027,222
	Ninety One Ltd.	189,576	609,495
*	Northam Platinum Holdings Ltd.	303,245	3,614,479
#	Old Mutual Ltd.	7,858,201	6,304,234
Ω	Pepkor Holdings Ltd.	501,972	676,886
	Sanlam Ltd.	1,640,210	6,794,636
# *	Sasol Ltd., Sponsored ADR	620,870	15,062,306
	Shoprite Holdings Ltd.	341,834	4,937,461
	Sibanye Stillwater Ltd.	2,317,163	8,016,576
#	Sibanye Stillwater Ltd., ADR	214,816	2,951,572
	Standard Bank Group Ltd.	763,379	8,089,913
	Vodacom Group Ltd.	315,489	3,030,196
	Woolworths Holdings Ltd.	1,130,428	4,231,803

TOTAL SOUTH AFRICA			203,412,377

SOUTH KOREA — (12.5%)
*	Alteogen, Inc.	15,144	682,959
#	Amorepacific Corp.	19,398	2,760,447
	Amorepacific Group	32,258	1,269,068
	BGF retail Co. Ltd.	9,471	1,354,737
	BNK Financial Group, Inc.	310,932	1,928,409
	Celltrion Healthcare Co. Ltd.	32,799	1,651,788
*	Celltrion Pharm, Inc.	11,394	828,119
	Celltrion, Inc.	41,152	5,694,400
	Cheil Worldwide, Inc.	69,463	1,386,815
#	Chunbo Co. Ltd.	2,514	545,811
	CJ CheilJedang Corp.	11,858	3,728,994
	CJ Corp.	23,149	1,581,572
	CJ ENM Co. Ltd.	18,787	1,886,953
*	CJ Logistics Corp.	12,076	1,169,350
	Com2uSCorp.	2,949	219,123
	Coway Co. Ltd.	63,619	3,563,306
#	CS Wind Corp.	16,801	786,028
*	Daewoo Engineering & Construction Co. Ltd.	255,894	1,356,528
# *	Daewoo Shipbuilding & Marine Engineering Co. Ltd.	71,856	1,481,382
#	DB HiTek Co. Ltd.	40,443	2,121,156
	DB Insurance Co. Ltd.	108,717	5,806,190
#	DL E&C Co. Ltd.	57,621	2,710,022

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	DL Holdings Co. Ltd.	17,437	$849,831
	Dongjin Semichem Co. Ltd.	23,898	704,243
	Dongkuk Steel Mill Co. Ltd.	11,358	166,088
	Dongsuh Cos., Inc.	23,600	498,450
	Doosan Bobcat, Inc.	59,853	1,944,813
*	Doosan Enerbility	503,665	8,013,386
# *	Doosan Fuel Cell Co. Ltd.	28,267	768,017
	Douzone Bizon Co. Ltd.	12,968	415,098
#	Ecopro BM Co. Ltd.	4,075	1,505,477
	E-MART, Inc.	19,906	2,059,839
	Fila Holdings Corp.	58,576	1,496,674
*	Genexine, Inc.	6,682	211,605
	Green Cross Corp.	4,475	664,231
	GS Engineering & Construction Corp.	98,103	3,230,503
	GS Holdings Corp.	66,891	2,310,656
	GS Retail Co. Ltd.	60,832	1,377,001
	Hana Financial Group, Inc.	337,861	12,543,667
*	Hanjin Kal Corp.	6,881	311,170
	Hankook Tire & Technology Co. Ltd.	109,620	3,008,714
	Hanmi Pharm Co. Ltd.	3,574	882,305
	Hanmi Science Co. Ltd.	7,614	307,042
	Hanon Systems	199,212	1,782,737
#	Hansol Chemical Co. Ltd.	9,131	1,756,843
	Hanssem Co. Ltd.	8,117	501,835
#	Hanwha Aerospace Co. Ltd.	44,162	1,848,094
	Hanwha Corp.	56,544	1,335,868
*	Hanwha Life Insurance Co. Ltd.	349,192	809,166
# *	Hanwha Solutions Corp.	159,710	4,014,141
	HD Hyundai Co. Ltd.	50,425	2,315,545
#	Hite Jinro Co. Ltd.	24,304	715,109
*	HLB, Inc.	63,504	1,545,672
#	HMM Co. Ltd.	306,607	6,796,160
#	Hotel Shilla Co. Ltd.	17,003	1,082,019
*	Hugel, Inc.	3,673	361,580
*	HYBE Co. Ltd.	3,791	744,506
#	Hyosung Advanced Materials Corp.	2,410	897,104
	Hyosung Corp.	9,034	591,594
	Hyosung TNC Corp.	2,817	910,221
	Hyundai Autoever Corp.	3,482	364,773
	Hyundai Department Store Co. Ltd.	6,109	363,589
*	Hyundai Doosan Infracore Co. Ltd.	223,139	1,154,244
	Hyundai Elevator Co. Ltd.	17,141	481,315
	Hyundai Engineering & Construction Co. Ltd.	84,807	2,950,255
	Hyundai Glovis Co. Ltd.	23,532	3,855,460
	Hyundai Marine & Fire Insurance Co. Ltd.	127,359	3,282,492
*	Hyundai Mipo Dockyard Co. Ltd.	15,813	1,038,034
	Hyundai Mobis Co. Ltd.	59,731	9,717,463
	Hyundai Motor Co.	59,619	8,649,984
*	Hyundai Rotem Co. Ltd.	47,080	701,751
	Hyundai Steel Co.	101,051	3,433,896
#	Hyundai Wia Corp.	16,610	848,018
#	Iljin Materials Co. Ltd.	12,480	855,205
	Industrial Bank of Korea	343,994	3,052,218
	Kakao Corp.	87,084	6,083,124
*	Kangwon Land, Inc.	67,758	1,423,901
	KB Financial Group, Inc.	191,744	8,920,700
	KB Financial Group, Inc., ADR	30,584	1,404,417
#	KCC Corp.	4,724	1,259,509
	KCC Glass Corp.	1,840	89,630

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	KEPCO Engineering & Construction Co., Inc.	4,509	$258,789
	Kia Corp.	151,752	9,953,451
#	KIWOOM Securities Co. Ltd.	35,015	2,613,148
# *	KMW Co. Ltd.	13,691	352,541
#	Kolon Industries, Inc.	14,644	713,267
#	Korea Aerospace Industries Ltd.	53,028	1,828,385
# *	Korea Electric Power Corp., Sponsored ADR	64,227	570,336
*	Korea Electric Power Corp.	92,178	1,682,112
	Korea Gas Corp.	24,489	800,498
	Korea Investment Holdings Co. Ltd.	62,842	3,484,024
*	Korea Shipbuilding & Offshore Engineering Co. Ltd.	43,101	3,100,512
	Korea Zinc Co. Ltd.	4,721	2,155,315
*	Korean Air Lines Co. Ltd.	153,072	3,606,820
	KT Corp., Sponsored ADR	82,100	1,143,653
	KT&G Corp.	118,216	7,763,108
#	Kumho Petrochemical Co. Ltd.	35,567	4,300,591
*	L&F Co. Ltd.	8,283	1,401,350
#	LEENO Industrial, Inc.	10,832	1,501,516
	LG Chem Ltd.	28,624	11,723,386
	LG Corp.	73,098	4,221,291
#	LG Display Co. Ltd., ADR	376,225	2,419,127
#	LG Display Co. Ltd.	340,337	4,446,916
	LG Electronics, Inc.	157,679	14,280,524
	LG Household & Health Care Ltd.	5,486	3,928,966
	LG Innotek Co. Ltd.	16,572	4,496,614
	LG Uplus Corp.	502,491	5,551,115
#	Lotte Chemical Corp.	23,864	3,683,206
#	Lotte Corp.	29,812	804,275
	LOTTE Fine Chemical Co. Ltd.	11,719	752,353
#	Lotte Shopping Co. Ltd.	12,790	947,434
	LS Corp.	19,269	874,957
	LS Electric Co. Ltd.	22,156	832,125
	Macquarie Korea Infrastructure Fund.	340,681	3,849,279
#	Mando Corp.	41,977	1,780,844
	Meritz Financial Group, Inc.	67,208	2,013,239
	Meritz Fire & Marine Insurance Co. Ltd.	58,746	2,055,348
#	Meritz Securities Co. Ltd.	459,960	2,377,859
	Mirae Asset Securities Co. Ltd.	456,777	2,889,419
	NAVER Corp.	36,928	8,226,044
	NCSoft Corp.	7,297	2,416,522
# Ω	Netmarble Corp.	8,792	660,879
	NH Investment & Securities Co. Ltd.	177,468	1,514,635
	NongShim Co. Ltd.	2,415	577,129
	OCI Co. Ltd.	22,783	1,882,076
	Orion Corp.	21,944	1,635,610
#	Osstem Implant Co. Ltd.	7,119	637,649
	Ottogi Corp.	1,318	488,827
	Pan Ocean Co. Ltd.	365,699	1,911,663
# *	Pearl Abyss Corp.	18,229	970,780
#	POSCO Chemical Co. Ltd.	12,539	1,324,642
	POSCO Holdings, Inc.	41,382	9,448,620
#	Posco International Corp.	84,360	1,638,285
	S-1 Corp.	18,026	982,158
* Ω	Samsung Biologics Co. Ltd.	4,684	3,089,514
	Samsung C&T Corp.	72,887	6,594,420
	Samsung Card Co. Ltd.	26,138	692,355
	Samsung Electro-Mechanics Co. Ltd.	51,069	6,610,126
	Samsung Electronics Co. Ltd.	3,140,501	167,368,431
*	Samsung Engineering Co. Ltd.	125,475	2,560,069

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Samsung Fire & Marine Insurance Co. Ltd.	40,945	$6,786,963
*	Samsung Heavy Industries Co. Ltd.	684,240	3,266,087
	Samsung Life Insurance Co. Ltd.	59,066	3,036,441
	Samsung SDI Co. Ltd.	19,354	9,219,361
	Samsung SDS Co. Ltd.	23,974	2,793,828
	Samsung Securities Co. Ltd.	74,696	2,332,895
	Seegene, Inc.	39,238	1,244,214
*	Shin Poong Pharmaceutical Co. Ltd.	17,525	418,006
	Shinhan Financial Group Co. Ltd.	380,795	12,651,777
*	Shinhan Financial Group Co. Ltd., ADR	46,849	1,532,431
	Shinsegae, Inc.	10,056	1,959,457
# *	SK Biopharmaceuticals Co. Ltd.	12,316	889,725
#	SK Chemicals Co. Ltd.	13,677	1,364,143
	SK Hynix, Inc.	372,004	32,598,002
*	SK Innovation Co. Ltd.	41,155	6,550,067
	SK Networks Co. Ltd.	242,361	925,194
	SK Telecom Co. Ltd.	14,597	658,444
	SK, Inc.	45,127	9,473,986
	SKC Co. Ltd.	15,436	1,804,122
	S-Oil Corp.	41,266	3,376,294
	Solus Advanced Materials Co. Ltd.	4,267	239,742
	Soulbrain Co. Ltd.	4,534	871,949
	Ssangyong C&E Co. Ltd.	107,296	704,151
*	Studio Dragon Corp.	9,633	632,620
	Tokai Carbon Korea Co. Ltd.	3,309	367,888
#	Wemade Co. Ltd.	8,431	500,244
	WONIK IPS Co. Ltd.	21,433	671,114
	Woori Financial Group, Inc.	563,198	6,524,886
	Youngone Corp.	13,721	517,133
#	Yuhan Corp.	28,751	1,385,067

TOTAL SOUTH KOREA.			633,404,497

TAIWAN — (17.1%)
	Accton Technology Corp.	418,000	3,260,346
#	Acer, Inc.	4,172,811	3,871,352
#	Advantech Co. Ltd.	175,190	2,177,727
	Airtac International Group.	159,602	4,331,305
#	Alchip Technologies Ltd.	64,000	1,874,905
	AP Memory Technology Corp.	73,000	600,828
#	ASE Technology Holding Co. Ltd., ADR	27,294	175,775
	ASE Technology Holding Co. Ltd.	3,304,782	10,543,451
	Asia Cement Corp.	2,725,758	4,429,437
#	ASMedia Technology, Inc.	20,000	941,298
#	ASPEED Technology, Inc.	23,000	2,020,164
#	Asustek Computer, Inc.	631,180	7,592,032
#	AU Optronics Corp.	11,326,873	6,469,780
	Catcher Technology Co. Ltd.	824,429	4,034,172
	Cathay Financial Holding Co. Ltd.	4,241,340	8,917,679
	Chailease Holding Co. Ltd.	1,254,301	9,967,683
	Chang Hwa Commercial Bank Ltd.	4,925,403	3,079,243
	Cheng Shin Rubber Industry Co. Ltd.	2,641,965	2,977,453
	Chicony Electronics Co. Ltd.	818,497	2,276,748
*	China Airlines Ltd.	6,027,536	5,535,788
#	China Development Financial Holding Corp.	13,783,045	8,311,757
#	China Steel Corp.	11,906,932	14,423,692
#	Chipbond Technology Corp.	986,000	2,217,060
	Chroma ATE, Inc.	390,000	2,168,001
#	Chung Hung Steel Corp.	1,029,000	1,298,225
	Chunghwa Telecom Co. Ltd., Sponsored ADR	117,361	5,142,759

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Chunghwa Telecom Co. Ltd.	683,000	$3,027,715
#	Compal Electronics, Inc.	5,218,541	3,915,890
	CTBC Financial Holding Co. Ltd.	16,703,175	16,429,559
#	Delta Electronics, Inc.	1,704,486	14,228,342
#	E Ink Holdings, Inc.	691,000	3,950,665
	E.Sun Financial Holding Co. Ltd.	8,930,101	10,199,271
#	Eclat Textile Co. Ltd.	153,402	2,517,099
#	Elan Microelectronics Corp.	333,000	1,679,692
	Elite Material Co. Ltd.	288,000	2,129,641
#	Elite Semiconductor Microelectronics Technology, Inc.	137,000	562,192
	eMemory Technology, Inc.	67,000	2,815,803
# *	Ennostar, Inc.	134,000	262,468
	Eternal Materials Co. Ltd.	808,591	1,036,488
*	Eva Airways Corp.	3,439,758	4,040,981
	Evergreen Marine Corp. Taiwan Ltd.	2,314,222	11,124,310
	Far Eastern International Bank	432,098	174,751
	Far Eastern New Century Corp.	3,222,085	3,266,267
	Far EasTone Telecommunications Co. Ltd.	1,571,000	4,414,113
	Faraday Technology Corp.	33,000	281,635
	Farglory Land Development Co. Ltd.	48,000	109,107
	Feng TAY Enterprise Co. Ltd.	433,559	2,791,295
	First Financial Holding Co. Ltd.	9,610,084	9,025,044
	Formosa Chemicals & Fibre Corp.	3,269,518	8,805,336
	Formosa Petrochemical Corp.	462,000	1,424,938
	Formosa Plastics Corp.	3,167,153	11,259,370
	Formosa Sumco Technology Corp.	85,000	550,250
	Formosa Taffeta Co. Ltd.	699,000	641,284
#	Foxconn Technology Co. Ltd.	1,025,627	2,032,281
	Fubon Financial Holding Co. Ltd.	3,580,554	8,990,472
#	Genius Electronic Optical Co. Ltd.	130,695	1,645,252
	Giant Manufacturing Co. Ltd.	418,506	3,498,910
#	Gigabyte Technology Co. Ltd.	662,000	2,375,046
	Global Unichip Corp.	89,000	1,218,779
	Globalwafers Co. Ltd.	171,000	2,980,116
#	HannStar Display Corp.	2,285,000	1,003,136
	Highwealth Construction Corp.	909,841	1,441,920
#	Hiwin Technologies Corp.	374,853	2,775,854
	Hon Hai Precision Industry Co. Ltd.	5,794,322	19,851,806
	Hotai Finance Co. Ltd.	42,000	157,918
	Hotai Motor Co. Ltd.	288,000	5,616,285
	Hua Nan Financial Holdings Co. Ltd.	7,955,401	6,362,359
#	Innolux Corp.	13,509,241	6,151,630
	International Games System Co. Ltd.	73,000	1,792,302
	Inventec Corp.	2,894,550	2,472,790
	ITEQ Corp.	225,455	790,577
	King Yuan Electronics Co. Ltd.	1,629,000	2,205,879
	King’s Town Bank Co. Ltd.	329,000	434,268
	Kinsus Interconnect Technology Corp.	298,000	1,679,895
	Largan Precision Co. Ltd.	82,860	4,702,097
	Lien Hwa Industrial Holdings Corp.	839,106	1,589,446
	Lite-On Technology Corp.	2,650,410	5,807,060
	Lotes Co. Ltd.	76,139	1,862,059
	Macronix International Co. Ltd.	2,734,074	3,478,813
#	Makalot Industrial Co. Ltd.	272,000	1,673,229
	MediaTek, Inc.	799,995	22,054,245
	Mega Financial Holding Co. Ltd.	9,315,369	13,095,604
	Merida Industry Co. Ltd.	207,287	1,685,671
	Micro-Star International Co. Ltd.	982,000	3,965,399
	momo.com, Inc.	39,500	1,042,688

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Nan Ya Plastics Corp.	3,815,599	$11,147,578
#	Nan Ya Printed Circuit Board Corp.	91,000	1,208,702
	Nantex Industry Co. Ltd.	332,000	614,343
	Nanya Technology Corp.	1,356,010	2,967,258
	Nien Made Enterprise Co. Ltd.	277,000	2,917,460
#	Novatek Microelectronics Corp.	839,000	11,098,770
	Nuvoton Technology Corp.	171,000	820,169
# *	Oneness Biotech Co. Ltd.	187,000	1,225,413
	Parade Technologies Ltd.	59,000	2,805,838
	Pegatron Corp.	2,363,345	5,599,067
	Phison Electronics Corp.	149,000	1,920,496
	Pou Chen Corp.	2,710,487	2,826,608
	Powertech Technology, Inc.	1,292,819	4,062,134
	Poya International Co. Ltd.	56,933	605,365
	President Chain Store Corp.	347,831	3,218,353
	Qisda Corp.	1,932,000	2,052,760
	Quanta Computer, Inc.	2,646,000	7,452,480
#	Radiant Opto-Electronics Corp.	649,000	2,237,673
#	Realtek Semiconductor Corp.	463,950	6,295,575
	Ruentex Development Co. Ltd.	1,330,483	3,482,239
	Ruentex Industries Ltd.	509,741	1,962,936
	Shanghai Commercial & Savings Bank Ltd.	3,011,000	4,967,117
#	Shin Kong Financial Holding Co. Ltd.	13,710,712	4,533,624
	Silergy Corp.	31,000	2,760,005
	Simplo Technology Co. Ltd.	260,000	2,554,989
#	Sinbon Electronics Co. Ltd.	190,000	1,668,878
	Sino Horizon Holdings Ltd.	15,000	12,893
	Sino-American Silicon Products, Inc.	705,000	3,509,007
	SinoPac Financial Holdings Co. Ltd.	11,426,623	7,036,776
	Standard Foods Corp.	481,418	820,747
	Synnex Technology International Corp.	1,370,343	3,566,587
#	TA Chen Stainless Pipe	1,981,013	2,929,928
	Taichung Commercial Bank Co. Ltd.	2,058,425	1,036,896
	Taishin Financial Holding Co. Ltd.	9,624,036	6,295,192
	Taiwan Business Bank	6,998,336	3,000,419
	Taiwan Cement Corp.	4,680,034	7,265,159
	Taiwan Cooperative Financial Holding Co. Ltd.	8,595,549	8,265,690
#	Taiwan FamilyMart Co. Ltd.	48,000	324,279
	Taiwan Fertilizer Co. Ltd.	650,000	1,636,112
	Taiwan Glass Industry Corp.	1,402,375	1,054,083
	Taiwan High Speed Rail Corp.	1,713,000	1,622,882
	Taiwan Mobile Co. Ltd.	2,054,300	7,547,263
	Taiwan Secom Co. Ltd.	335,670	1,240,742
	Taiwan Semiconductor Manufacturing Co. Ltd.	12,971,808	234,564,591
*	Tatung Co. Ltd.	1,748,000	1,965,432
#	Teco Electric & Machinery Co. Ltd.	2,143,000	2,250,581
	Tong Hsing Electronic Industries Ltd.	33,000	256,151
	Tripod Technology Corp.	623,870	2,601,282
	Tung Ho Steel Enterprise Corp.	321,040	681,149
	U-Ming Marine Transport Corp.	289,000	621,049
#	Unimicron Technology Corp.	736,000	5,162,396
	Uni-President Enterprises Corp.	4,631,033	10,714,445
#	United Microelectronics Corp., Sponsored ADR	43,700	347,852
#	United Microelectronics Corp.	9,015,000	14,321,128
#	Vanguard International Semiconductor Corp.	1,276,000	4,489,652
	Voltronic Power Technology Corp.	75,224	3,291,116
	Walsin Lihwa Corp.	2,671,000	3,980,230
	Walsin Technology Corp.	455,000	1,859,564
	Wan Hai Lines Ltd.	819,780	3,973,660

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Win Semiconductors Corp.	461,034	$3,000,779
#	Winbond Electronics Corp.	4,548,407	4,106,405
†† ^	Wintek Corp.	604,760	7,039
	Wisdom Marine Lines Co. Ltd.	390,000	1,200,064
	Wistron Corp.	4,067,699	3,918,851
#	Wiwynn Corp.	97,000	3,316,976
	WPG Holdings Ltd.	1,982,039	3,636,120
#	WT Microelectronics Co. Ltd.	87,000	209,675
#	Yageo Corp.	359,682	4,854,818
*	Yang Ming Marine Transport Corp.	2,345,000	9,783,154
	YFY, Inc.	1,334,000	1,405,165
# *	Yieh Phui Enterprise Co. Ltd.	808,000	573,835
	Yuanta Financial Holding Co. Ltd.	9,048,398	7,964,334
	Yulon Finance Corp.	287,700	2,237,975
	Yulon Motor Co. Ltd.	19,000	25,290
	Zhen Ding Technology Holding Ltd.	971,700	3,440,575

TOTAL TAIWAN			866,667,770

THAILAND — (2.2%)
	Advanced Info Service PCL	733,300	4,603,197
	AEON Thana Sinsap Thailand PCL	143,100	804,285
*	Airports of Thailand PCL	1,898,400	3,699,801
	Asset World Corp. PCL	5,732,900	810,138
	B Grimm Power PCL	550,100	521,993
	Bangkok Bank PCL	462,200	1,781,326
	Bangkok Bank PCL, NVDR	126,700	482,755
	Bangkok Chain Hospital PCL	2,038,800	1,279,831
	Bangkok Commercial Asset Management PCL	1,737,200	973,846
	Bangkok Dusit Medical Services PCL, Class F	3,978,300	2,990,985
	Bangkok Expressway & Metro PCL	4,431,099	1,067,345
	Bangkok Life Assurance PCL, NVDR	494,900	635,784
	Banpu PCL	5,801,666	2,083,518
	Banpu Power PCL	669,100	318,433
	Berli Jucker PCL	1,097,400	1,097,400
	BTS Group Holdings PCL	4,536,300	1,192,020
	Bumrungrad Hospital PCL	171,300	802,734
	Carabao Group PCL, Class F	238,200	761,544
	Central Pattana PCL	882,500	1,558,869
*	Central Plaza Hotel PCL	265,400	360,324
	Central Retail Corp. PCL	1,746,050	2,013,693
	Charoen Pokphand Foods PCL	5,098,500	3,587,558
	Chularat Hospital PCL, Class F	4,224,400	481,027
	CK Power PCL	1,368,200	217,714
	Com7 PCL, Class F	1,186,000	1,445,708
	CP ALL PCL	3,496,300	6,635,314
	Delta Electronics Thailand PCL	115,000	1,218,832
	Dohome PCL	773,400	453,879
	Electricity Generating PCL	231,200	1,123,936
	Energy Absolute PCL	823,900	2,128,909
	Global Power Synergy PCL, Class F	282,900	549,280
	Gulf Energy Development PCL	1,161,100	1,652,661
	Gunkul Engineering PCL	5,933,900	1,004,865
	Hana Microelectronics PCL	536,596	705,017
	Home Product Center PCL	3,733,413	1,635,071
	Indorama Ventures PCL	1,401,500	1,851,617
	Intouch Holdings PCL, Class F	298,300	609,664
	IRPC PCL	22,011,000	2,236,446
*	Jasmine Technology Solution PCL	70,700	1,139,457
	Jay Mart PCL	238,900	435,949

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
THAILAND — (Continued)
	JMT Network Services PCL, Class F	357,153	$907,221
	Kasikornbank PCL	121,700	543,653
	Kasikornbank PCL, NVDR	5,500	24,569
	KCE Electronics PCL	893,000	1,603,489
	Kiatnakin Phatra Bank PCL	327,800	691,490
	Krung Thai Bank PCL	3,247,887	1,441,398
	Krungthai Card PCL	695,700	1,173,042
	Land & Houses PCL	6,942,300	1,935,736
*	Minor International PCL	1,676,883	1,713,603
	MK Restaurants Group PCL	302,800	486,248
	Muangthai Capital PCL	848,200	1,145,380
	Osotspa PCL	1,347,500	1,377,007
	PTT Exploration & Production PCL	1,189,455	5,244,021
	PTT Global Chemical PCL	1,207,972	1,763,463
	PTT PCL	6,782,700	7,426,314
	Ratch Group PCL	676,900	869,594
	Regional Container Lines PCL	611,000	798,314
	SCB X PCL	355,366	1,193,200
	SCG Packaging PCL	649,700	1,048,056
	Siam Cement PCL, NVDR	76,500	826,423
	Siam Cement PCL (The)	370,900	4,006,803
	Siam City Cement PCL	72,189	320,372
	Siam Global House PCL	1,544,492	983,063
	Sri Trang Agro-Industry PCL	1,804,908	1,330,626
	Sri Trang Gloves Thailand PCL	1,003,400	711,901
	Srisawad Corp. PCL	1,031,672	1,619,047
	Star Petroleum Refining PCL	289,300	91,224
*	STARK Corp. PCL	2,102,900	288,573
	Thai Oil PCL	1,530,300	2,524,436
	Thai Union Group PCL, Class F	4,988,840	2,461,647
	Tisco Financial Group PCL	309,700	820,592
	TMBThanachart Bank PCL	25,172,967	955,470
	TOA Paint Thailand PCL	830,000	702,774
	Total Access Communication PCL	924,100	1,241,127
	True Corp. PCL	20,297,931	2,856,526
	TTW PCL	1,054,700	338,736
	VGI PCL	3,334,370	482,875
	WHA Corp. PCL	8,082,200	792,881

TOTAL THAILAND			113,693,619

TURKEY — (0.5%)
	Akbank TAS	2,388,099	1,431,043
	Aksa Akrilik Kimya Sanayii AS	26,354	81,554
*	Aksa Enerji Uretim AS	381,816	427,232
	Anadolu Efes Biracilik Ve Malt Sanayii AS	250,784	498,926
#	Arcelik AS	234,471	1,061,292
	Aselsan Elektronik Sanayi Ve Ticaret AS	276,008	454,094
	BIM Birlesik Magazalar AS	283,141	1,590,710
#	Borusan Yatirim ve Pazarlama AS	2,256	58,043
	Brisa Bridgestone Sabanci Sanayi ve Ticaret AS	10,590	23,355
	Coca-Cola Icecek AS	53,405	443,024
	Dogan Sirketler Grubu Holding AS	822,958	191,134
	Dogus Otomotiv Servis ve Ticaret AS	9,274	41,660
Ω	Enerjisa Enerji AS	87,431	82,880
	Enka Insaat ve Sanayi AS	724,135	769,742
	Eregli Demir ve Celik Fabrikalari TAS	968,005	2,179,948
	Ford Otomotiv Sanayi AS	57,714	1,159,546
# *	Gubre Fabrikalari TAS	17,401	94,033
*	Hektas Ticaret TAS	36,023	53,682

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
TURKEY — (Continued)
	Jantsa Jant Sanayi Ve Ticaret AS	29,225	$160,602
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class A	194,015	164,534
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class B	106,371	90,774
# *	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D	924,114	935,581
	KOC Holding AS	394,102	1,065,815
*	Koza Altin Isletmeleri AS	22,016	254,315
*	Koza Anadolu Metal Madencilik Isletmeleri AS	251,025	528,957
*	Migros Ticaret AS	18,633	56,886
	Nuh Cimento Sanayi AS	15,123	48,325
	Otokar Otomotiv Ve Savunma Sanayi AS	12,650	354,461
*	Oyak Cimento Fabrikalari AS	119,573	86,319
*	Pegasus Hava Tasimaciligi AS	35,848	321,824
*	Petkim Petrokimya Holding AS	1,165,006	747,911
# *	Sasa Polyester Sanayi AS	131,993	569,053
#	Sok Marketler Ticaret AS	30,110	26,357
# *	TAV Havalimanlari Holding AS	252,220	727,713
	Tofas Turk Otomobil Fabrikasi AS	74,286	393,470
*	Turk Hava Yollari AO	306,328	851,217
#	Turk Telekomunikasyon AS	467,239	316,605
	Turk Traktor ve Ziraat Makineleri AS	7,711	121,929
#	Turkcell Iletisim Hizmetleri AS	936,850	1,359,105
	Turkiye Garanti Bankasi AS	1,573,948	1,587,803
# *	Turkiye Halk Bankasi AS	651,232	236,624
#	Turkiye Is Bankasi AS, Class C	1,304,862	924,486
# *	Turkiye Petrol Rafinerileri AS	64,525	1,016,030
	Turkiye Sise ve Cam Fabrikalari AS	729,541	889,894
# *	Turkiye Vakiflar Bankasi TAO, Class D	822,870	246,387
	Ulker Biskuvi Sanayi AS	30,292	34,038
	Vestel Beyaz Esya Sanayi ve Ticaret AS	296,319	182,730
#	Vestel Elektronik Sanayi ve Ticaret AS	188,411	329,987
#	Yapi ve Kredi Bankasi AS	3,271,613	1,070,662

TOTAL TURKEY			26,342,292

UNITED ARAB EMIRATES — (1.2%)
	Abu Dhabi Commercial Bank PJSC	2,084,907	5,763,370
	Abu Dhabi Islamic Bank PJSC	1,372,506	3,269,048
	Abu Dhabi National Oil Co. for Distribution PJSC	1,309,234	1,468,698
	Aldar Properties PJSC	3,907,903	5,987,681
	Dubai Islamic Bank PJSC	2,898,963	5,070,762
	Emaar Properties PJSC	4,073,329	7,025,889
	Emirates Integrated Telecommunications Co. PJSC	195,189	349,354
	Emirates NBD Bank PJSC	1,126,916	4,655,453
	Emirates Telecommunications Group Co. PJSC	1,557,870	14,900,654
	First Abu Dhabi Bank PJSC	2,034,757	12,404,394
*	International Holding Co. PJSC	24,261	1,439,478

TOTAL UNITED ARAB EMIRATES			62,334,781

UNITED STATES — (0.0%)
	Sempra Energy	9,888	1,602,896

TOTAL COMMON STOCKS			4,962,259,071

PREFERRED STOCKS — (0.9%)

BRAZIL — (0.9%)
	Alpargatas SASeries D	117,103	464,248
	Banco Bradesco SA	2,498,038	9,084,785
Ω	Banco Inter SA	179,984	190,398
	Braskem SA Class A	48,439	394,061

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
	BRAZIL — (Continued)
	Centrais Eletricas Brasileiras SA Class B	103,746	$842,525
	Cia de Transmissao de Energia Eletrica Paulista	122,300	622,390
	Cia Energetica de Minas Gerais	841,823	2,497,910
	Cia Paranaense de Energia	926,126	1,393,699
	Gerdau SA	653,216	3,695,517
	Itau Unibanco Holding SA	2,317,176	11,187,611
	Petroleo Brasileiro SA	2,024,507	12,399,412
	Usinas Siderurgicas de Minas Gerais SA Usiminas Class A	607,819	1,390,474

	TOTAL BRAZIL		44,163,030

	CHILE — (0.0%)
	Embotelladora Andina SA Class B	488,074	887,137

	COLOMBIA — (0.0%)
	Banco Davivienda SA	73,105	613,210
	Grupo Argos SA	38,570	88,288
	Grupo Aval Acciones y Valores SA	3,126,389	671,407
	Grupo de Inversiones Suramericana SA	84,488	467,694

	TOTAL COLOMBIA		1,840,599

	SOUTH KOREA — (0.0%)
	Hyundai Engineering & Construction Co. Ltd.	1,442	84,571

	TAIWAN — (0.0%)
*	China Development Financial Holding Corp.	1,176,143	359,906

	TOTAL PREFERRED STOCKS		47,335,243

	RIGHTS/WARRANTS — (0.0%)

	HONG KONG — (0.0%)
*	Orient Securities Co. Ltd. Rights 05/20/2022	283,584	0

	PHILIPPINES — (0.0%)
*	UBP PALS Rights Rights 05/06/2022	607	95

	SOUTH KOREA — (0.0%)
*	Solus Advanced Materials Co. Ltd. Rights 05/10/22	1,240	22,707

	THAILAND — (0.0%)
*	TTB W1 Warrants 04/21/2023	251,730	2,573
*	VGI PCL Warrants 03/30/2023	769,470	0

	TOTAL THAILAND		2,573

	TOTAL RIGHTS/WARRANTS		25,375

	TOTAL INVESTMENT SECURITIES (Cost $3,183,282,795)		5,009,619,689

			Value†
	SECURITIES LENDING COLLATERAL — (1.3%)
@ §	The DFA Short Term Investment Fund	5,810,913	67,214,830

	TOTAL INVESTMENTS — (100.0%) (Cost $3,250,497,307)		$5,076,834,519

ADR	American Depositary Receipt
CP	Certificate Participation
GDR	Global Depositary Receipt
SA	Special Assessment

THE EMERGING MARKETS SERIES

CONTINUED

»	Securities that have been fair value factored. See Note B to Financial Statements.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
Ω	Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.
††	Security valued using significant unobservable inputs (Level 3).
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.
†	See Note B to Financial Statements.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.

As of April 30, 2022, The Emerging Markets Series had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
E-Mini MSCI Emerging Markets Index	650	06/17/22	$34,172,679	$34,365,500	$192,821

Total Futures Contracts			$34,172,679	$34,365,500	$192,821

Summary of the Series’ investments as of April 30, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$202,893,996	—	—	$202,893,996
Chile	12,779,847	$12,899,471	—	25,679,318
China	206,663,795	1,140,791,590	$647,063	1,348,102,448
Colombia	9,540,573	—	—	9,540,573
Czech Republic	—	8,864,572	—	8,864,572
Egypt	2,305	2,336,405	—	2,338,710
Greece	—	15,128,218	11,980	15,140,198
Hong Kong	—	14,571	—	14,571
Hungary	—	13,143,473	—	13,143,473
India.	28,925,610	745,749,695	—	774,675,305
Indonesia	—	107,021,799	—	107,021,799
Malaysia	—	82,584,296	—	82,584,296
Mexico	111,819,440	—	—	111,819,440
Peru.	6,540,713	—	—	6,540,713
Philippines	1,235,319	39,078,219	—	40,313,538
Poland	—	36,712,092	—	36,712,092
Qatar	—	43,993,913	—	43,993,913
Saudi Arabia	—	225,421,884	—	225,421,884
South Africa	38,626,435	164,785,942	—	203,412,377
South Korea	7,069,964	626,334,533	—	633,404,497
Taiwan	5,666,386	860,994,345	7,039	866,667,770
Thailand	111,360,962	2,332,657	—	113,693,619
Turkey	851,217	25,491,075	—	26,342,292
United Arab Emirates	—	62,334,781	—	62,334,781
United States	1,602,896	—	—	1,602,896
Preferred Stocks
Brazil	44,163,030	—	—	44,163,030
Chile	—	887,137	—	887,137
Colombia	1,840,599	—	—	1,840,599
South Korea	—	84,571	—	84,571

THE EMERGING MARKETS SERIES

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Taiwan	—	$359,906	—		$359,906
Rights/Warrants
Philippines	—	95	—		95
South Korea	—	22,707	—		22,707
Thailand	—	2,573	—		2,573
Securities Lending Collateral	—	67,214,830	—		67,214,830
Futures Contracts**	$192,821	—	—		192,821

TOTAL	$791,775,908	$4,284,585,350	$666,082	^	$5,077,027,340

**	Valued at the unrealized appreciation/(depreciation) on the investment.
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO II

SCHEDULE OF INVESTMENTS

April 30, 2022

(Unaudited)

		Shares	Value†
COMMON STOCKS — (99.9%)

COMMUNICATION SERVICES — (10.3%)
	Activision Blizzard, Inc.	496,359	$37,524,740
*	AMC Networks, Inc., Class A	3,341	109,017
	AT&T, Inc.	5,318,959	100,315,567
	ATN International, Inc.	684	27,018
*	Cars.com, Inc.	39,542	439,707
*	Charter Communications, Inc., Class A	339,394	145,426,935
	Comcast Corp., Class A	5,581,653	221,926,523
*	Consolidated Communications Holdings, Inc.	10,700	63,665
*	DISH Network Corp., Class A	76,775	2,188,855
*	EchoStar Corp., Class A	23,551	549,916
	Entravision Communications Corp., Class A	38,094	196,946
*	EW Scripps Co., Class A	81,265	1,337,622
	Fox Corp., Class A	207,170	7,424,973
	Fox Corp., Class B	104,154	3,462,079
*	Gannett Co., Inc.	53,152	213,140
	Gray Television, Inc.	54,374	1,007,006
*	Hemisphere Media Group, Inc.	18,877	73,432
*	IMAX Corp.	8,726	138,045
	Interpublic Group of Cos., Inc.	30,820	1,005,348
*	Iridium Communications, Inc.	51,500	1,839,065
	John Wiley & Sons, Inc., Class A	13,776	701,061
*	Liberty Broadband Corp., Class A	24,095	2,594,068
* »	Liberty Broadband Corp., Class B	2,882	326,819
*	Liberty Broadband Corp., Class C	139,025	15,545,775
*	Liberty Latin America Ltd., Class A	4,700	43,428
*	Liberty Latin America Ltd., Class C	4,641	42,883
*	Liberty Media Corp.-Liberty Braves, Class A	7,213	189,486
* »	Liberty Media Corp.-Liberty Braves, Class B	762	21,736
*	Liberty Media Corp.-Liberty Braves, Class C	1,237	31,061
*	Liberty Media Corp.-Liberty Formula One, Class A	17,043	978,609
*	Liberty Media Corp.-Liberty Formula One, Class C	44,409	2,768,013
*	Liberty Media Corp.-Liberty SiriusXM, Class A	96,383	4,031,701
*	Liberty Media Corp.-Liberty SiriusXM, Class B	3,675	159,587
*	Liberty Media Corp.-Liberty SiriusXM, Class C	208,025	8,712,087
*	Lions Gate Entertainment Corp., Class B	1	13
*	Loyalty Ventures, Inc.	1,985	25,388
	Lumen Technologies, Inc.	469,162	4,719,770
*	Madison Square Garden Entertainment Corp.	14,935	1,093,989
*	Marcus Corp.	7,499	117,959
*	Match Group, Inc.	49,723	3,935,575
††^	Media General, Inc.	25,196	3,117
	News Corp., Class A	402,247	7,988,625
	News Corp., Class B	99,903	1,989,069
	Nexstar Media Group, Inc., Class A	51,781	8,203,146
	Paramount Global, Class A	14,300	451,165
	Paramount Global, Class B	3,600	104,832
*	Reading International, Inc., Class A	8,800	35,112
	Saga Communications, Inc., Class A	8,693	197,592
	Scholastic Corp.	21,511	792,680
	Spok Holdings, Inc.	9,322	64,135
	TEGNA, Inc.	184,139	4,060,265
	Telephone & Data Systems, Inc.	72,205	1,322,796
*	T-Mobile U.S., Inc.	282,437	34,779,292

TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO II

CONTINUED

		Shares	Value†
COMMUNICATION SERVICES — (Continued)
*	TripAdvisor, Inc.	2,048	$52,572
*	U.S. Cellular Corp.	1,275	36,694
	Verizon Communications, Inc.	1,587,476	73,500,139
*	Walt Disney Co.	576,509	64,355,700
*	Warner Bros Discovery, Inc.	1,423,030	25,827,994
*	Zynga, Inc., Class A	640,800	5,299,416

TOTAL COMMUNICATION SERVICES			800,372,948

CONSUMER DISCRETIONARY — (6.3%)
*	1-800-Flowers.com, Inc., Class A	44,330	452,166
	Aaron’s Co., Inc.	29,215	599,784
	Acushnet Holdings Corp.	2,067	84,210
*	Adtalem Global Education, Inc.	59,964	1,757,545
	Advance Auto Parts, Inc.	20,070	4,006,574
*	American Axle & Manufacturing Holdings, Inc.	53,760	355,891
	American Eagle Outfitters, Inc.	140,441	2,122,063
*	American Outdoor Brands, Inc.	16,076	202,558
	Aramark	136,783	4,958,384
*	Asbury Automotive Group, Inc.	6,182	1,135,695
	Autoliv, Inc.	53,413	3,935,470
*	AutoNation, Inc.	58,352	6,763,580
*	Barnes & Noble Education, Inc.	20,210	61,438
	Bassett Furniture Industries, Inc.	2,900	48,024
*	Beazer Homes USA, Inc.	4,326	65,236
	Best Buy Co., Inc.	15,363	1,381,595
	Big 5 Sporting Goods Corp.	10,801	156,290
*	Biglari Holdings, Inc., Class B	8	1,091
*	BJ’s Restaurants, Inc.	16,658	462,926
*	Boot Barn Holdings, Inc.	32,500	2,926,950
	BorgWarner, Inc.	169,146	6,229,647
	Brunswick Corp.	63,040	4,766,454
	Build-A-Bear Workshop, Inc.	25,874	490,054
	Caleres, Inc.	13,408	307,445
	Canterbury Park Holding Corp.	2,755	85,129
*	Capri Holdings Ltd.	129,788	6,190,888
*	Carnival Corp.	139,546	2,414,146
	Carriage Services, Inc.	20,916	897,087
	Carrols Restaurant Group, Inc.	35,900	57,440
*	Cavco Industries, Inc.	7,600	1,795,500
	Century Communities, Inc.	14,709	775,458
*	Chico’s FAS, Inc.	32,500	172,250
*	Chuy’s Holdings, Inc.	12,152	303,922
*	Citi Trends, Inc.	5,815	162,646
	Columbia Sportswear Co.	1,785	146,656
*	Conn’s, Inc.	25,450	398,292
††^	Contra Zagg, Inc.	30,497	2,745
	Culp, Inc.	10,036	64,833
	Dana, Inc.	72,573	1,074,806
*	Deckers Outdoor Corp.	9,229	2,452,607
*	Delta Apparel, Inc.	7,532	218,277
	Dick’s Sporting Goods, Inc.	83,076	8,010,188
	Dillard’s, Inc., Class A	75,900	23,059,179
*	Dorman Products, Inc.	9,311	919,182
	DR Horton, Inc.	225,681	15,705,141
	Educational Development Corp.	3,358	21,995
*	El Pollo Loco Holdings, Inc.	4,415	47,020
	Escalade, Inc.	277	3,643
	Ethan Allen Interiors, Inc.	23,817	565,416
*	Fiesta Restaurant Group, Inc.	10,900	74,120

TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO II

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Flanigan’s Enterprises, Inc.	865	$32,178
	Flexsteel Industries, Inc.	2,068	44,855
	Foot Locker, Inc.	21,684	635,558
	Ford Motor Co.	2,621,330	37,118,033
*	Fossil Group, Inc.	600	5,928
*	General Motors Co.	1,095,598	41,534,120
*	Genesco, Inc.	6,456	400,466
	Gentex Corp.	145,810	4,279,523
*	Gentherm, Inc.	37,081	2,500,001
*	G-III Apparel Group Ltd.	29,925	792,414
*	Goodyear Tire & Rubber Co.	208,458	2,776,661
	Graham Holdings Co., Class B	5,780	3,423,899
*	Green Brick Partners, Inc.	2,594	51,102
	Group 1 Automotive, Inc.	57,936	10,088,975
	Guess?, Inc.	59,800	1,343,706
	Hamilton Beach Brands Holding Co., Class A	10,413	97,466
	Harley-Davidson, Inc.	3,372	122,909
	Haverty Furniture Cos., Inc.	33,479	831,284
*	Helen of Troy Ltd.	61,653	13,225,185
	Hibbett, Inc.	20,800	898,144
	Hooker Furnishings Corp.	14,814	249,764
*	Hyatt Hotels Corp., Class A	14,601	1,386,511
	International Game Technology PLC	7,100	154,993
	Johnson Outdoors, Inc., Class A	15,588	1,192,170
	KB Home	30,800	998,844
	Kohl’s Corp.	144,069	8,338,714
*	Lakeland Industries, Inc.	9,887	159,972
	La-Z-Boy, Inc.	56,332	1,480,405
	LCI Industries	10,111	984,003
	Lear Corp.	43,215	5,528,927
	Lennar Corp., Class A	224,100	17,141,409
	Lennar Corp., Class B	12,506	815,391
	Lifetime Brands, Inc.	16,431	207,359
	Lithia Motors, Inc.	34,933	9,890,580
	LKQ Corp.	208,413	10,343,537
*	M/I Homes, Inc.	37,930	1,679,540
	Macy’s, Inc.	62,400	1,508,208
*	MarineMax, Inc.	29,164	1,193,391
	Marriott Vacations Worldwide Corp.	11,331	1,692,058
*	Meritage Homes Corp.	28,156	2,324,278
	MGM Resorts International	227,871	9,351,826
*	Modine Manufacturing Co.	14,650	115,735
*	Mohawk Industries, Inc.	98,740	13,928,264
*	Monarch Casino & Resort, Inc.	1,103	77,375
	Monro, Inc.	3,100	141,763
*	Motorcar Parts of America, Inc.	17,638	268,274
	Movado Group, Inc.	21,998	791,268
	Murphy USA, Inc.	34,678	8,100,781
	Newell Brands, Inc.	126,940	2,938,661
*	ODP Corp.	54,901	2,362,390
	Oxford Industries, Inc.	11,000	985,600
	Patrick Industries, Inc.	13,200	821,700
	Penske Automotive Group, Inc.	43,845	4,595,833
*	Perdoceo Education Corp.	67,618	755,969
	PulteGroup, Inc.	275,833	11,518,786
	PVH Corp.	31,964	2,326,340
	Qurate Retail, Inc., Class A	281,334	1,184,416
	Ralph Lauren Corp.	13,658	1,425,076
	RCI Hospitality Holdings, Inc.	12,026	745,131

TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO II

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Red Robin Gourmet Burgers, Inc.	17,849	$235,428
	Rocky Brands, Inc.	8,729	336,154
*	Royal Caribbean Cruises Ltd.	322,500	25,067,925
	Shoe Carnival, Inc.	65,300	1,971,407
*	Skechers USA, Inc., Class A	146,140	5,597,162
	Smith & Wesson Brands, Inc.	64,307	882,935
	Sonic Automotive, Inc., Class A	22,800	970,140
*	Sportsman’s Warehouse Holdings, Inc.	21,200	203,732
	Standard Motor Products, Inc.	37,342	1,593,757
	Steven Madden Ltd.	35,225	1,446,338
*	Stoneridge, Inc.	25,661	505,778
	Strategic Education, Inc.	123	7,946
*	Strattec Security Corp.	5,224	185,191
*	Stride, Inc.	3,100	121,830
	Superior Group of Cos., Inc.	17,956	285,500
	Target Corp.	259,962	59,440,311
	Thor Industries, Inc.	27,490	2,104,359
	Tilly’s, Inc., Class A	18,598	164,034
	Toll Brothers, Inc.	126,380	5,860,241
*	TopBuild Corp.	35,100	6,358,014
*	Unifi, Inc.	41,401	607,353
*	Universal Electronics, Inc.	14,568	429,756
*	Urban Outfitters, Inc.	7,000	166,600
	Whirlpool Corp.	50,924	9,243,724
	Winnebago Industries, Inc.	27,135	1,443,039
*	Zumiez, Inc.	2,800	102,564

TOTAL CONSUMER DISCRETIONARY			484,128,503

CONSUMER STAPLES — (7.0%)
	Alico, Inc.	960	38,083
	Andersons, Inc.	30,460	1,530,006
	Archer-Daniels-Midland Co.	750,362	67,202,421
*	BellRing Brands, Inc.	91,806	1,967,403
	Bunge Ltd.	114,694	12,974,185
	Cal-Maine Foods, Inc.	1,523	81,831
	Casey’s General Stores, Inc.	26,905	5,415,976
*	Central Garden & Pet Co.	25,184	1,102,807
*	Central Garden & Pet Co., Class A	48,121	1,991,247
	Conagra Brands, Inc.	144,700	5,054,371
	Constellation Brands, Inc., Class A	3,091	760,664
*	Coty, Inc., Class A	71,506	579,914
*	Darling Ingredients, Inc.	173,938	12,765,310
	Flowers Foods, Inc.	44,317	1,175,287
	Fresh Del Monte Produce, Inc.	39,437	1,027,334
*	Hain Celestial Group, Inc.	87,292	2,927,774
	Ingles Markets, Inc., Class A	11,437	1,065,013
	Ingredion, Inc.	62,317	5,303,800
	J M Smucker Co.	108,204	14,816,374
	John B. Sanfilippo & Son, Inc.	10,428	809,630
	Kroger Co.	285,863	15,425,167
*	Landec Corp.	37,056	368,707
	Limoneira Co.	5,609	66,971
	Molson Coors Beverage Co., Class A	26	1,529
	Molson Coors Beverage Co., Class B	133,800	7,243,932
	Mondelez International, Inc., Class A	2,081,099	134,189,264
	Natural Grocers by Vitamin Cottage, Inc.	1,000	20,390
*	Nature’s Sunshine Products, Inc.	1,029	17,040
	Nu Skin Enterprises, Inc., Class A	3,097	132,056
	Oil-Dri Corp. of America	5,047	125,923

TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO II

CONTINUED

		Shares	Value†
CONSUMER STAPLES — (Continued)
*	Performance Food Group Co.	93,198	$4,590,001
*	Pilgrim’s Pride Corp.	7,900	223,965
*	Post Holdings, Inc.	72,415	5,386,952
	PriceSmart, Inc.	4,262	338,616
	Sanderson Farms, Inc.	22,700	4,298,699
	Seaboard Corp.	1,781	7,524,707
*	Seneca Foods Corp., Class A	6,301	341,829
* »	Seneca Foods Corp., Class B	300	16,740
*	Simply Good Foods Co.	8,033	334,574
	SpartanNash Co.	33,983	1,164,937
	Spectrum Brands Holdings, Inc.	6,675	567,842
	Tyson Foods, Inc., Class A	405,030	37,732,595
*	U.S. Foods Holding Corp.	208,373	7,838,992
*	United Natural Foods, Inc.	2,700	115,911
	Universal Corp.	22,290	1,289,477
	Village Super Market, Inc., Class A	1,900	44,061
	Walgreens Boots Alliance, Inc.	106,748	4,526,115
	Walmart, Inc.	1,115,621	170,678,857
	Weis Markets, Inc.	11,602	926,768

TOTAL CONSUMER STAPLES			544,122,047

ENERGY — (9.8%)
	Adams Resources & Energy, Inc.	6,004	233,375
	Arch Resources, Inc.	11,506	1,914,368
	Archrock, Inc.	36,957	321,895
*	Bristow Group, Inc.	3,352	99,957
	Chevron Corp.	923,002	144,606,723
	Civitas Resources, Inc.	6,200	363,444
*	CNX Resources Corp.	154,203	3,168,872
	ConocoPhillips	1,439,649	137,515,273
*	CONSOL Energy, Inc.	3,800	180,690
*	Delek U.S. Holdings, Inc.	52,256	1,264,595
	Devon Energy Corp.	87,794	5,106,977
*	DMC Global, Inc.	372	7,436
	Dorian LPG Ltd.	7,304	107,515
*	Earthstone Energy, Inc., Class A	8,400	113,316
	EOG Resources, Inc.	1,100	128,436
	Evolution Petroleum Corp.	17,727	111,857
*	Exterran Corp.	22,548	153,101
	Exxon Mobil Corp.	1,548,912	132,044,748
*	Green Plains, Inc.	21,234	596,038
	Halliburton Co.	666,057	23,724,950
	Helmerich & Payne, Inc.	62,000	2,853,860
	Hess Corp.	146,488	15,098,518
*	HF Sinclair Corp.	39,410	1,498,368
	International Seaways, Inc.	12	254
	Kinder Morgan, Inc.	414,091	7,515,752
*	Kosmos Energy Ltd.	26,900	181,844
	Marathon Oil Corp.	467,019	11,638,113
	Marathon Petroleum Corp.	1,004,662	87,666,806
	Murphy Oil Corp.	28,000	1,066,240
*	Nabors Industries Ltd.	640	98,957
	NACCO Industries, Inc., Class A	6,832	314,819
*	Natural Gas Services Group, Inc.	10,028	123,144
*	Newpark Resources, Inc.	33,121	115,592
*	NexTier Oilfield Solutions, Inc.	1,400	15,442
	Patterson-UTI Energy, Inc.	1,400	23,016
	PDC Energy, Inc.	21,789	1,519,565
	Phillips 66	723,574	62,777,280

TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO II

CONTINUED

		Shares	Value†
ENERGY — (Continued)
	Pioneer Natural Resources Co.	122,117	$28,388,539
*	ProPetro Holding Corp.	5,764	81,503
*	REX American Resources Corp.	4,050	342,752
	Schlumberger NV	85,000	3,315,850
*	SEACOR Marine Holdings, Inc.	12,678	91,282
	SFL Corp. Ltd.	12,481	123,812
*	SilverBow Resources, Inc.	3,019	110,495
	SM Energy Co.	13,000	461,890
*	Southwestern Energy Co.	377,255	2,829,413
	Targa Resources Corp.	26,979	1,980,528
	Valero Energy Corp.	605,899	67,545,621
	Williams Cos., Inc.	352,897	12,100,838
	World Fuel Services Corp.	28,812	697,827

TOTAL ENERGY			762,341,486

FINANCIALS — (20.5%)
	1st Source Corp.	45,305	1,960,347
	Affiliated Managers Group, Inc.	31,797	3,992,749
	Aflac, Inc.	337,222	19,316,076
*	Alleghany Corp.	3,115	2,605,697
	Allstate Corp.	157,339	19,909,677
	American Equity Investment Life Holding Co.	89,529	3,377,034
	American Financial Group, Inc.	156,083	21,614,374
	American International Group, Inc.	169,239	9,902,174
	American National Group, Inc.	22,561	4,255,230
	Ameris Bancorp	6,370	265,629
	AmeriServ Financial, Inc.	30,968	122,943
*	Arch Capital Group Ltd.	9,282	423,909
	Argo Group International Holdings Ltd.	59,381	2,541,507
	Associated Banc-Corp	34,231	682,908
	Assurant, Inc.	65,820	11,971,342
	Assured Guaranty Ltd.	122,989	6,782,843
	Atlantic Union Bankshares Corp.	68,946	2,328,996
*	Atlanticus Holdings Corp.	1,664	71,619
	Banc of California, Inc.	6,533	117,855
*	Bancorp, Inc.	14,759	334,882
	Bank of America Corp.	5,929,137	211,551,608
	Bank of New York Mellon Corp.	491,755	20,683,215
	Bank OZK	18,531	711,961
	BankFinancial Corp.	16,687	170,374
	BankUnited, Inc.	42,709	1,603,296
	Banner Corp.	34,593	1,857,644
	Bar Harbor Bankshares	2,733	71,359
	BCB Bancorp, Inc.	1,059	19,952
*	Berkshire Hathaway, Inc., Class B	445,061	143,679,043
	Berkshire Hills Bancorp, Inc.	18,119	448,264
*	Blucora, Inc.	57,127	1,156,822
	BOK Financial Corp.	26,900	2,230,817
	Brookline Bancorp, Inc.	90,600	1,310,076
	Cadence Bank	52,027	1,302,756
	Capital City Bank Group, Inc.	14,283	365,788
	Capital One Financial Corp.	333,920	41,613,110
	Cathay General Bancorp	85,940	3,445,335
* »	CCUR Holdings, Inc.	3	19,875
	Chemung Financial Corp.	300	14,244
	Chubb Ltd.	64,312	13,277,212
	Cincinnati Financial Corp.	12,284	1,506,755
	Citigroup, Inc.	1,441,183	69,479,432
	Citizens Community Bancorp, Inc.	10,355	135,754

TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO II

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Citizens Financial Group, Inc.	26,592	$1,047,725
	CNA Financial Corp.	51,474	2,441,927
	CNO Financial Group, Inc.	301,264	7,272,513
	Codorus Valley Bancorp, Inc.	165	3,943
	Columbia Banking System, Inc.	46,293	1,299,907
	Comerica, Inc.	47,590	3,897,621
	Community Financial Corp.	408	16,703
	Community Trust Bancorp, Inc.	18,195	724,343
	Community West Bancshares	400	5,716
	ConnectOne Bancorp, Inc.	38,800	1,080,968
*	Consumer Portfolio Services, Inc.	26,500	302,100
	Cowen, Inc., Class A	3,989	91,149
	Cullen/Frost Bankers, Inc.	500	66,145
*	Customers Bancorp, Inc.	2,290	96,340
	Donegal Group, Inc., Class A	12,386	167,583
*	Donnelley Financial Solutions, Inc.	6,900	201,963
	Eagle Bancorp Montana, Inc.	1,000	20,300
	East West Bancorp, Inc.	87,046	6,206,380
	Employers Holdings, Inc.	20,367	801,238
	Equity Bancshares, Inc., Class A	2,393	73,058
	ESSA Bancorp, Inc.	8,217	141,332
	Evans Bancorp, Inc.	1,681	64,080
	Everest Re Group Ltd.	34,913	9,590,950
*	EZCORP, Inc., Class A	88,852	621,964
	FB Financial Corp.	5,150	198,429
	Federal Agricultural Mortgage Corp., Class A	177	17,523
	Federal Agricultural Mortgage Corp., Class C	9,500	973,085
	Fifth Third Bancorp	380,432	14,277,613
	Financial Institutions, Inc.	296	8,241
	First American Financial Corp.	71,961	4,196,046
	First BanCorp	149,954	2,040,874
	First BanCorp	17,251	646,222
	First Busey Corp.	25,520	573,434
	First Business Financial Services, Inc.	964	33,422
	First Citizens BancShares, Inc., Class A	12,363	7,904,655
	First Commonwealth Financial Corp.	81,147	1,093,862
	First Financial Bancorp	65,406	1,337,553
	First Financial Corp.	1,147	48,885
	First Financial Northwest, Inc.	25,371	433,844
	First Hawaiian, Inc.	67,992	1,605,291
	First Horizon Corp.	185,460	4,150,595
	First Internet Bancorp	5,329	205,113
	First Interstate BancSystem, Inc., Class A	8,434	274,274
	First Merchants Corp.	40,115	1,572,107
	First United Corp.	1,266	28,371
	Flagstar Bancorp, Inc.	9,232	325,890
	FNB Corp.	80,914	932,129
	Fulton Financial Corp.	135,380	2,053,715
	Global Indemnity Group LLC, Class A	8,282	214,835
	Goldman Sachs Group, Inc.	198,993	60,790,372
	Great Southern Bancorp, Inc.	1,616	91,692
*	Hallmark Financial Services, Inc.	16,734	56,059
	Hanmi Financial Corp.	3,221	74,566
	Hanover Insurance Group, Inc.	88,829	13,041,874
	Hartford Financial Services Group, Inc.	245,844	17,191,871
	Heartland Financial USA, Inc.	465	20,353
	Hilltop Holdings, Inc.	26,171	667,099
	HMN Financial, Inc.	3,456	83,566
	Home Bancorp, Inc.	719	27,559

TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO II

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Home BancShares, Inc.	49,545	$1,071,163
	HomeStreet, Inc.	2,200	89,298
	Hope Bancorp, Inc.	95,411	1,364,377
	Horace Mann Educators Corp.	58,206	2,319,509
	Huntington Bancshares, Inc.	1,073,640	14,118,366
	Independent Bank Corp.	614	47,376
	Independent Bank Group, Inc.	40,199	2,725,492
	International Bancshares Corp.	23,718	943,739
	Investors Title Co.	1,069	200,598
	Janus Henderson Group PLC	11,721	357,256
	JPMorgan Chase & Co.	2,146,505	256,206,837
	Kemper Corp.	40,117	1,851,801
	KeyCorp	526,210	10,161,115
	Lakeland Bancorp, Inc.	56,179	844,370
	Landmark Bancorp, Inc.	2,903	74,172
	Lincoln National Corp.	22,300	1,341,345
	Loews Corp.	243,798	15,320,266
	M&T Bank Corp.	44,409	7,400,316
*	MBIA, Inc.	82,267	990,495
	Mercantile Bank Corp.	4,422	138,851
	Meridian Corp.	511	16,045
	MetLife, Inc.	318,167	20,897,209
	MGIC Investment Corp.	310,209	4,051,330
	Middlefield Banc Corp.	452	11,933
	MidWestOne Financial Group, Inc.	346	10,338
	Morgan Stanley	1,127,557	90,869,819
	MVB Financial Corp.	716	28,683
	National Western Life Group, Inc., Class A	900	178,884
	Navient Corp.	61,729	980,874
	Nelnet, Inc., Class A	16,900	1,386,983
	New York Community Bancorp, Inc.	128,045	1,183,136
*	Nicolet Bankshares, Inc.	1,516	123,372
	Northfield Bancorp, Inc.	2,300	30,107
	Northrim BanCorp, Inc.	5,734	229,761
	Northwest Bancshares, Inc.	45,727	579,818
	OceanFirst Financial Corp.	5,466	102,378
	OFG Bancorp	34,148	907,654
	Old National Bancorp	139,520	2,115,123
	Old Republic International Corp.	171,727	3,779,711
	OneMain Holdings, Inc.	68,655	3,153,324
	Oppenheimer Holdings, Inc., Class A	3,097	99,785
	Pacific Premier Bancorp, Inc.	3,466	108,694
	PacWest Bancorp	88,630	2,915,041
	Parke Bancorp, Inc.	660	15,880
	Peoples Bancorp of North Carolina, Inc.	275	7,505
	Peoples Bancorp, Inc.	21,145	579,796
	Pinnacle Financial Partners, Inc.	13,681	1,060,962
	PNC Financial Services Group, Inc.	158,525	26,331,002
	Popular, Inc.	56,536	4,409,243
*	PRA Group, Inc.	3,923	164,884
	Premier Financial Corp.	21,760	577,510
	Primis Financial Corp.	193	2,634
	Principal Financial Group, Inc.	218,754	14,905,898
*	PROG Holdings, Inc.	22,362	591,922
	Prosperity Bancshares, Inc.	33,458	2,187,484
	Provident Financial Holdings, Inc.	4,144	62,947
	Provident Financial Services, Inc.	62,459	1,382,218
	Prudential Bancorp, Inc.	1,222	18,965
	Prudential Financial, Inc.	220,446	23,920,595

TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO II

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	QCR Holdings, Inc.	954	$51,793
	Radian Group, Inc.	167,314	3,578,846
	Regions Financial Corp.	1,302,555	26,988,940
	Reinsurance Group of America, Inc.	153,566	16,480,703
	Renasant Corp.	44,538	1,326,787
	Riverview Bancorp, Inc.	1,682	11,841
	Safety Insurance Group, Inc.	24,000	2,064,960
	Salisbury Bancorp, Inc.	300	15,960
	Sandy Spring Bancorp, Inc.	10,325	405,463
	SB Financial Group, Inc.	1,184	22,496
	Selective Insurance Group, Inc.	45,200	3,722,672
	Shore Bancshares, Inc.	868	17,473
	Signature Bank	19,040	4,612,440
	Simmons First National Corp., Class A	41,008	978,861
	South State Corp.	7,796	603,722
	State Street Corp.	60,004	4,018,468
	Stewart Information Services Corp.	21,171	1,092,424
	Stifel Financial Corp.	110,400	6,828,240
*	SVB Financial Group	72	35,110
	Synchrony Financial	544,549	20,044,849
	Synovus Financial Corp.	113,409	4,711,010
	Territorial Bancorp, Inc.	823	18,690
*	Texas Capital Bancshares, Inc.	22,592	1,160,325
	Timberland Bancorp, Inc.	3,971	104,874
	Tiptree, Inc.	37,071	431,136
	Towne Bank	10,057	277,271
	Travelers Cos., Inc.	168,250	28,780,845
	TriCo Bancshares	854	32,068
	Truist Financial Corp.	345,238	16,692,257
	Trustmark Corp.	47,539	1,325,387
	UMB Financial Corp.	6,961	627,743
	Umpqua Holdings Corp.	52,732	872,187
	United Bankshares, Inc.	24,406	811,744
	United Community Banks, Inc.	9,172	276,444
	United Fire Group, Inc.	15,633	457,891
	United Security Bancshares	8,637	69,355
	Unity Bancorp, Inc.	3,592	103,629
	Universal Insurance Holdings, Inc.	900	11,304
	Univest Financial Corp.	2,256	56,851
	Unum Group	454,906	13,883,731
	Valley National Bancorp	45,155	540,957
	Virtus Investment Partners, Inc.	1,551	274,775
	Voya Financial, Inc.	24,457	1,544,215
	Washington Federal, Inc.	97,887	2,978,701
	Waterstone Financial, Inc.	8,526	136,928
	Webster Financial Corp.	73,534	3,675,965
	Wells Fargo & Co.	1,534,308	66,941,858
	WesBanco, Inc.	34,796	1,121,823
	Western New England Bancorp, Inc.	13,698	117,666
	Wintrust Financial Corp.	47,328	4,132,681
	WSFS Financial Corp.	40,724	1,631,811
	Zions Bancorp NA	121,745	6,879,810

TOTAL FINANCIALS			1,583,789,619

HEALTH CARE — (19.6%)
	Abbott Laboratories	915,297	103,886,210
*	Acadia Healthcare Co., Inc.	68,394	4,642,585
*	Addus HomeCare Corp.	2,044	172,268
*	Allscripts Healthcare Solutions, Inc.	33,823	698,783

TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO II

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
*	AMN Healthcare Services, Inc.	3,400	$332,350
*	AngioDynamics, Inc.	2,154	45,342
*	Anika Therapeutics, Inc.	14,671	315,867
	Anthem, Inc.	504,640	253,293,955
*	Artivion, Inc.	17,502	355,116
	Azenta, Inc.	52,147	3,908,939
	Becton Dickinson & Co.	5,033	1,244,107
*	Biogen, Inc.	669	138,777
*	Bio-Rad Laboratories, Inc., Class A	6,342	3,247,485
	Bristol-Myers Squibb Co.	738,289	55,571,013
*	Brookdale Senior Living, Inc.	83,626	516,809
*	Catalent, Inc.	16,700	1,512,352
*	Centene Corp.	102,379	8,246,628
	Cigna Corp.	285,386	70,427,557
	CONMED Corp.	43,239	5,749,057
	Cooper Cos., Inc.	13,956	5,038,674
*	Covetrus, Inc.	7,558	104,300
*	Cross Country Healthcare, Inc.	33,795	633,318
*	Cumberland Pharmaceuticals, Inc.	23,319	54,800
	CVS Health Corp.	1,510,745	145,227,917
	Danaher Corp.	375,873	94,392,987
*	DaVita, Inc.	68,853	7,461,600
	DENTSPLY SIRONA, Inc.	67,083	2,682,649
*	Elanco Animal Health, Inc.	300	7,593
*	Embecta Corp.	1,006	30,613
*	Emergent BioSolutions, Inc.	30,178	977,164
*	Enovis Corp.	5,882	381,565
*	Envista Holdings Corp.	163,737	6,487,260
*	Enzo Biochem, Inc.	6,287	16,032
*	Exelixis, Inc.	31,444	702,459
*	FONAR Corp.	1,460	26,061
	Gilead Sciences, Inc.	52,527	3,116,952
*	Globus Medical, Inc., Class A	13,207	874,568
*	Harvard Bioscience, Inc.	16,180	84,460
*	Horizon Therapeutics PLC	45,000	4,435,200
	Humana, Inc.	198,071	88,054,444
*	Integer Holdings Corp.	41,672	3,132,484
*	IntriCon Corp.	8,135	195,321
*	Jazz Pharmaceuticals PLC	44,811	7,179,618
*	Kewaunee Scientific Corp.	1,631	23,258
*	Laboratory Corp. of America Holdings	9,871	2,371,804
*	LHC Group, Inc.	30,318	5,028,240
*	Medpace Holdings, Inc.	800	106,856
	Medtronic PLC	814,175	84,967,303
*	Meridian Bioscience, Inc.	37,500	959,625
*	Merit Medical Systems, Inc.	27,130	1,682,331
*	ModivCare, Inc.	9,300	966,921
*	Molina Healthcare, Inc.	18,941	5,937,056
*	Myriad Genetics, Inc.	1,987	40,734
	National HealthCare Corp.	6,880	468,253
*	Natus Medical, Inc.	16,198	538,907
*	NuVasive, Inc.	4,355	224,021
*	Omnicell, Inc.	35,405	3,865,164
*	OraSure Technologies, Inc.	64,092	393,525
	Patterson Cos., Inc.	12,992	399,764
	PerkinElmer, Inc.	76,500	11,215,665
	Perrigo Co. PLC	16,804	576,377
	Pfizer, Inc.	3,696,959	181,409,778
	Premier, Inc., Class A	13,070	473,265

TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO II

CONTINUED

		Shares	Value†
HEALTH CARE — (Continued)
*	Prestige Consumer Healthcare, Inc.	111,489	$6,093,989
	Quest Diagnostics, Inc.	20,299	2,716,818
*	Regeneron Pharmaceuticals, Inc.	2,408	1,587,137
	Select Medical Holdings Corp.	124,004	2,803,730
	STERIS PLC	200	44,810
*	Supernus Pharmaceuticals, Inc.	523	14,592
*	Surmodics, Inc.	5,593	216,225
*	Syneos Health, Inc.	37,367	2,731,154
*	Taro Pharmaceutical Industries Ltd.	3,478	136,512
	Teleflex, Inc.	19,840	5,666,701
	Thermo Fisher Scientific, Inc.	435,609	240,856,928
*	UFP Technologies, Inc.	339	23,279
*	United Therapeutics Corp.	16,900	3,000,764
	UnitedHealth Group, Inc.	91,816	46,693,027
	Universal Health Services, Inc., Class B	38,927	4,769,725
*	Vanda Pharmaceuticals, Inc.	700	6,944
*	Varex Imaging Corp.	5,400	107,190
	Viatris, Inc.	462,895	4,781,705
	Zimmer Biomet Holdings, Inc.	34,405	4,154,404
*	Zimvie, Inc.	3,440	77,400

TOTAL HEALTH CARE			1,513,735,120

INDUSTRIALS — (13.8%)
*	AAR Corp.	35,596	1,672,300
	ABM Industries, Inc.	76,400	3,687,828
	Acme United Corp.	1,030	33,980
	Acuity Brands, Inc.	32,822	5,661,139
	AECOM	22,080	1,557,965
*	AeroVironment, Inc.	35,065	2,816,421
	AGCO Corp.	73,273	9,334,980
	Air Lease Corp.	37,218	1,499,141
*	Air Transport Services Group, Inc.	21,308	666,940
	Alamo Group, Inc.	22,751	2,876,636
*	Alaska Air Group, Inc.	107,462	5,844,858
	Albany International Corp., Class A	20,551	1,607,499
*	Allegiant Travel Co.	5,054	784,330
	Allied Motion Technologies, Inc.	2,187	53,232
	Altra Industrial Motion Corp.	15,484	603,876
	AMERCO	29,431	15,759,712
*	Ameresco, Inc., Class A	981	49,482
*	American Woodmark Corp.	9,954	466,345
	Apogee Enterprises, Inc.	36,374	1,600,456
	Applied Industrial Technologies, Inc.	11,718	1,226,757
	ArcBest Corp.	12,135	875,662
	Arcosa, Inc.	61,271	3,279,837
	Argan, Inc.	14,321	526,726
*	ASGN, Inc.	55,051	6,245,536
	Astec Industries, Inc.	22,925	896,367
*	Atlas Air Worldwide Holdings, Inc.	29,094	2,005,740
	AZZ, Inc.	19,600	894,544
	Barnes Group, Inc.	43,000	1,443,940
*	Beacon Roofing Supply, Inc.	32,799	1,955,804
	Boise Cascade Co.	43,464	3,285,009
	Brady Corp., Class A	55,500	2,483,625
*	Builders FirstSource, Inc.	97,217	5,985,651
*	CACI International, Inc., Class A	27,304	7,243,751
	Carlisle Cos., Inc.	42,219	10,949,920
	Carrier Global Corp.	245,098	9,379,900
*	CBIZ, Inc.	39,049	1,635,763

TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO II

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
*	CECO Environmental Corp.	3,773	$17,922
*	Chart Industries, Inc.	23,620	3,987,528
	Chicago Rivet & Machine Co.	700	18,263
*	CIRCOR International, Inc.	6,849	134,583
*	Clean Harbors, Inc.	40,519	4,251,659
	Columbus McKinnon Corp.	17,542	621,864
	Comfort Systems USA, Inc.	44,560	3,761,755
*	Commercial Vehicle Group, Inc.	15,404	110,601
	CompX International, Inc.	500	10,615
*	Copa Holdings SA, Class A	19,294	1,454,189
	Covenant Logistics Group, Inc.	7,080	145,423
	CRA International, Inc.	7,613	627,083
	Crane Co.	17,597	1,693,359
	CSW Industrials, Inc.	300	31,653
	CSX Corp.	3,024,000	103,844,160
	Cummins, Inc.	1,500	283,785
	Curtiss-Wright Corp.	46,353	6,624,307
	Deere & Co.	12,600	4,757,130
	Douglas Dynamics, Inc.	14,892	461,056
*	Ducommun, Inc.	12,645	645,780
*	DXP Enterprises, Inc.	14,361	339,350
*	Dycom Industries, Inc.	8,097	687,516
	Eastern Co.	10,193	235,458
	Eaton Corp. PLC	265,270	38,469,455
	EMCOR Group, Inc.	63,171	6,726,448
	Encore Wire Corp.	24,066	2,714,885
	Enerpac Tool Group Corp.	17,200	345,376
	EnerSys	44,939	2,941,707
	Ennis, Inc.	30,835	531,904
*	Esab Corp.	5,882	276,454
	ESCO Technologies, Inc.	29,848	1,864,008
*	Espey Manufacturing & Electronics Corp.	1,671	21,823
	Federal Signal Corp.	71,923	2,447,540
	FedEx Corp.	144,562	28,730,252
	Flowserve Corp.	42,347	1,385,170
	Fortune Brands Home & Security, Inc.	123,726	8,815,477
	Forward Air Corp.	5,747	557,287
*	Franklin Covey Co.	3,046	122,053
	Franklin Electric Co., Inc.	21,158	1,479,791
*	FTI Consulting, Inc.	43,936	6,929,147
	GATX Corp.	65,445	6,766,359
*	Gencor Industries, Inc.	13,149	131,753
	General Dynamics Corp.	13,527	3,199,541
	General Electric Co.	63,058	4,700,974
*	Gibraltar Industries, Inc.	34,903	1,320,730
	Gorman-Rupp Co.	22,062	702,895
*	Great Lakes Dredge & Dock Corp.	69,820	964,214
	Greenbrier Cos., Inc.	23,651	1,010,134
	Griffon Corp.	40,152	751,244
*	GXO Logistics, Inc.	103,005	6,096,866
*	Hawaiian Holdings, Inc.	12,054	204,436
	Heartland Express, Inc.	13,705	189,129
	Heidrick & Struggles International, Inc.	18,634	595,543
	Herc Holdings, Inc.	1,679	214,610
*	Heritage-Crystal Clean, Inc.	7,665	209,254
	Hillenbrand, Inc.	15,748	642,833
	Howmet Aerospace, Inc.	222,905	7,605,519
*	Hub Group, Inc., Class A	1,944	130,559
	Hubbell, Inc.	17,724	3,462,561

TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO II

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	Hurco Cos., Inc.	7,910	$224,407
*	Huron Consulting Group, Inc.	36,417	1,885,672
	Hyster-Yale Materials Handling, Inc.	12,246	376,197
	ICF International, Inc.	31,660	3,128,325
	Ingersoll Rand, Inc.	193,247	8,495,138
	Insteel Industries, Inc.	17,578	745,659
	Interface, Inc.	9,774	124,032
	ITT, Inc.	92,819	6,517,750
*	JELD-WEN Holding, Inc.	4,547	94,532
*	JetBlue Airways Corp.	324,893	3,577,072
	Kadant, Inc.	10,486	1,939,910
	Kaman Corp.	14,056	548,325
*	KAR Auction Services, Inc.	18,100	265,346
	KBR, Inc.	105,229	5,180,424
	Kennametal, Inc.	34,311	882,822
	Kimball International, Inc., Class B	38,632	296,694
	Knight-Swift Transportation Holdings, Inc.	84,110	4,028,028
	Korn Ferry	63,010	3,871,334
*	Kratos Defense & Security Solutions, Inc.	2,711	41,126
	L3Harris Technologies, Inc.	127,356	29,579,705
*	Lawson Products, Inc.	8,847	336,098
*	LB Foster Co., Class A	4,904	69,637
	LSI Industries, Inc.	15,841	113,897
	ManpowerGroup, Inc.	57,319	5,170,174
	ManTech International Corp., Class A	30,048	2,414,056
	Marten Transport Ltd.	119,454	2,076,111
*	Masonite International Corp.	19,500	1,511,640
*	MasTec, Inc.	63,539	4,575,443
*	Matrix Service Co.	8,611	58,555
	Matson, Inc.	62,316	5,360,422
	Matthews International Corp., Class A	4,487	133,757
	McGrath RentCorp	22,452	1,873,844
	MDU Resources Group, Inc.	117,967	3,038,830
*	Mercury Systems, Inc.	2,055	114,648
*	Middleby Corp.	6,600	1,015,674
	Miller Industries, Inc.	20,099	538,854
	MillerKnoll, Inc.	26,278	833,801
	Moog, Inc., Class A	35,839	2,862,461
*	MRC Global, Inc.	85,594	1,026,272
	MSC Industrial Direct Co., Inc., Class A	3,500	290,010
	Mueller Industries, Inc.	44,012	2,383,250
	Mueller Water Products, Inc., Class A	72,387	870,816
*	MYR Group, Inc.	19,582	1,548,740
	National Presto Industries, Inc.	4,263	303,227
	Nielsen Holdings PLC	17,000	455,770
	NL Industries, Inc.	100	688
*	NN, Inc.	9,957	30,170
	Norfolk Southern Corp.	545,229	140,603,654
	Northrop Grumman Corp.	1,171	514,537
*	Northwest Pipe Co.	5,286	141,189
	nVent Electric PLC	141,034	4,764,129
	Oshkosh Corp.	76,335	7,056,407
	Owens Corning	149,300	13,575,849
	PACCAR, Inc.	165,276	13,726,172
*	PAM Transportation Services, Inc.	25,796	783,940
	Park Aerospace Corp.	9,330	109,161
	Park-Ohio Holdings Corp.	2,542	24,378
	Pentair PLC	75,472	3,830,204
*	Perma-Pipe International Holdings, Inc.	8,900	108,224

TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO II

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
*	PGT Innovations, Inc.	49,980	$888,145
	Powell Industries, Inc.	5,719	110,377
	Preformed Line Products Co.	400	23,800
	Primoris Services Corp.	34,000	788,120
*	Quad/Graphics, Inc.	6,491	44,009
	Quanex Building Products Corp.	30,731	590,650
	Quanta Services, Inc.	168,307	19,520,246
*	Radiant Logistics, Inc.	42,044	242,594
	Raytheon Technologies Corp.	360,043	34,171,681
*	RCM Technologies, Inc.	15,245	266,483
	Regal Rexnord Corp.	37,679	4,794,276
	Republic Services, Inc.	429,755	57,703,204
*	Resideo Technologies, Inc.	10,125	227,711
	Resources Connection, Inc.	31,255	537,273
	Rush Enterprises, Inc., Class A	50,254	2,556,924
	Rush Enterprises, Inc., Class B	27,783	1,346,086
	Ryder System, Inc.	89,844	6,280,096
*	Saia, Inc.	29,325	6,039,777
	Schneider National, Inc., Class B	9,398	222,075
	Science Applications International Corp.	30,919	2,573,388
*	Sensata Technologies Holding PLC	88,061	3,998,850
	Shyft Group, Inc.	33,020	841,019
*	SIFCO Industries, Inc.	4,527	18,470
	Simpson Manufacturing Co., Inc.	37,725	3,910,951
*	SkyWest, Inc.	46,862	1,366,027
	Snap-on, Inc.	38,115	8,099,056
*	Southwest Airlines Co.	531,263	24,820,607
	Standex International Corp.	22,341	2,100,948
	Stanley Black & Decker, Inc.	129,900	15,607,485
	Steelcase, Inc., Class A	81,611	957,297
*	Stericycle, Inc.	33,600	1,686,384
*	Sterling Construction Co., Inc.	29,900	684,411
	Terex Corp.	42,936	1,459,824
	Tetra Tech, Inc.	57,122	7,955,952
	Textainer Group Holdings Ltd.	10,800	362,232
	Textron, Inc.	77,944	5,397,622
*	Thermon Group Holdings, Inc.	5,700	85,500
	Timken Co.	40,125	2,312,805
*	Titan International, Inc.	18,000	249,480
*	Titan Machinery, Inc.	17,783	419,323
	Trane Technologies PLC	213,109	29,811,818
*	Transcat, Inc.	7,700	562,100
	Trinity Industries, Inc.	120,734	3,349,161
	Triton International Ltd.	28,853	1,762,630
*	Twin Disc, Inc.	6,900	96,531
	UFP Industries, Inc.	95,400	7,381,098
*	Ultralife Corp.	3,309	16,346
	UniFirst Corp.	18,705	3,222,871
	Union Pacific Corp.	258,814	60,637,532
*	United Rentals, Inc.	51,618	16,338,129
*	Univar Solutions, Inc.	77,916	2,268,914
*	USA Truck, Inc.	7,482	122,780
	Valmont Industries, Inc.	10,420	2,592,600
*	Vectrus, Inc.	11,269	406,811
*	Veritiv Corp.	9,937	1,396,546
*	Viad Corp.	11,081	362,903
*	Virco Mfg. Corp.	12,601	35,031
	VSE Corp.	6,244	270,428
	Wabash National Corp.	23,800	340,578

TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO II

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	Watts Water Technologies, Inc., Class A	29,209	$3,722,979
	Werner Enterprises, Inc.	51,539	2,042,491
*	WESCO International, Inc.	55,106	6,792,366
*	Willdan Group, Inc.	5,359	144,050
*	Willis Lease Finance Corp.	6,713	208,774
*	WillScot Mobile Mini Holdings Corp.	130,978	4,597,328
	Woodward, Inc.	14,712	1,625,382
*	XPO Logistics, Inc.	103,005	5,540,639
	Zurn Water Solutions Corp.	66,378	2,072,321

TOTAL INDUSTRIALS			1,069,924,104

INFORMATION TECHNOLOGY — (7.6%)
*	ACI Worldwide, Inc.	2,971	82,059
	Advanced Energy Industries, Inc.	3,570	273,176
*	Agilysys, Inc.	400	14,724
*	Alithya Group, Inc., Class A	11,334	25,842
*	Alpha & Omega Semiconductor Ltd.	20,661	886,357
	Amdocs Ltd.	99,072	7,895,048
	Amkor Technology, Inc.	1,400	26,334
	Analog Devices, Inc.	30,352	4,685,742
*	Arrow Electronics, Inc.	171,470	20,209,454
*	AstroNova, Inc.	6,285	84,659
	Avnet, Inc.	27,420	1,197,157
*	Aware, Inc.	14,326	40,113
*	Axcelis Technologies, Inc.	31,733	1,727,862
*	AXT, Inc.	24,921	147,034
	Bel Fuse, Inc., Class A	3,574	78,020
	Bel Fuse, Inc., Class B	7,655	124,853
	Belden, Inc.	2,684	138,575
	Benchmark Electronics, Inc.	62,063	1,474,617
*	BM Technologies, Inc.	352	2,675
	Bread Financial Holdings, Inc.	4,964	272,027
*	CalAmp Corp.	6,602	36,113
*	Calix, Inc.	5,463	218,028
*	Cerence, Inc.	24,487	722,366
*	Ciena Corp.	133,800	7,381,746
*	Cirrus Logic, Inc.	66,501	5,040,776
	Cisco Systems, Inc.	24,961	1,222,590
	CMC Materials, Inc.	13,809	2,470,568
	Cognizant Technology Solutions Corp., Class A	20,900	1,690,810
*	Cognyte Software Ltd.	44,826	303,920
*	Coherent, Inc.	14,758	3,953,668
*	Cohu, Inc.	20,008	531,412
	Comtech Telecommunications Corp.	12,994	176,718
	Concentrix Corp.	55,899	8,802,975
*	Conduent, Inc.	481	2,708
	Corning, Inc.	785,955	27,657,756
*	CSP, Inc.	2,414	16,970
	CTS Corp.	66,936	2,367,526
*	CyberOptics Corp.	3,281	139,147
*	Daktronics, Inc.	40,433	135,451
*	Digi International, Inc.	25,438	481,287
*	Diodes, Inc.	48,570	3,547,067
*	DXC Technology Co.	179,339	5,147,029
*	EMCORE Corp.	744	2,567
*	ePlus, Inc.	34,980	1,975,670
*	Fabrinet	41,355	4,060,647
	Fidelity National Information Services, Inc.	198,899	19,720,836
*	First Solar, Inc.	30,266	2,210,326

TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO II

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Fiserv, Inc.	2,915	$285,437
*	Flex Ltd.	467,295	7,705,695
*	FormFactor, Inc.	83,395	3,178,183
*	Frequency Electronics, Inc.	7,390	59,933
	Global Payments, Inc.	45,846	6,279,985
*	GSI Technology, Inc.	2,491	9,167
	Hackett Group, Inc.	18,000	422,820
*	Harmonic, Inc.	82,383	683,779
	Hewlett Packard Enterprise Co.	894,616	13,786,033
*	Ichor Holdings Ltd.	14,000	407,540
*	II-VI, Inc.	548	33,543
*	Insight Enterprises, Inc.	42,100	4,183,477
	Intel Corp.	4,073,898	177,581,214
	InterDigital, Inc.	21,111	1,200,160
*	Itron, Inc.	25,301	1,208,882
	Jabil, Inc.	156,633	9,042,423
	Juniper Networks, Inc.	195,414	6,159,449
*	Key Tronic Corp.	17,623	94,635
*	Kimball Electronics, Inc.	23,443	418,223
*	Knowles Corp.	99,915	1,850,426
	Kulicke & Soffa Industries, Inc.	74,988	3,480,193
*	KVH Industries, Inc.	9,596	76,480
*	Kyndryl Holdings, Inc.	657	7,812
*	Lattice Semiconductor Corp.	121	5,813
*	Limelight Networks, Inc.	52,504	187,439
	Littelfuse, Inc.	6,880	1,577,240
*	LiveRamp Holdings, Inc.	7,769	243,325
*	Lumentum Holdings, Inc.	51,495	4,181,909
	Marvell Technology, Inc.	166,418	9,665,557
	Methode Electronics, Inc.	72,016	3,212,634
	Micron Technology, Inc.	878,203	59,884,663
	MKS Instruments, Inc.	62,405	7,112,922
*	NETGEAR, Inc.	21,728	471,498
*	ON Semiconductor Corp.	379,816	19,792,212
*	Onto Innovation, Inc.	41,970	2,985,746
*	Optical Cable Corp.	10,474	40,534
*	OSI Systems, Inc.	18,600	1,471,260
	PC Connection, Inc.	35,467	1,755,262
*	Perficient, Inc.	28,300	2,813,303
*	Photronics, Inc.	79,712	1,194,883
*	Plexus Corp.	35,152	2,852,233
*	Qorvo, Inc.	95,832	10,903,765
*	Rambus, Inc.	9,315	232,037
	Richardson Electronics Ltd.	15,464	185,259
*	Rogers Corp.	10,243	2,772,985
*	Salesforce, Inc.	42,167	7,418,862
*	Sanmina Corp.	39,846	1,629,303
*	ScanSource, Inc.	20,741	710,172
	SS&C Technologies Holdings, Inc.	51,586	3,335,551
*	Synaptics, Inc.	38,700	5,744,628
	TD SYNNEX Corp.	55,899	5,594,931
	TE Connectivity Ltd.	197,255	24,613,479
*	Teledyne Technologies, Inc.	1,973	851,448
*	TESSCO Technologies, Inc.	8,689	52,004
*	TTM Technologies, Inc.	72,684	1,013,942
*	Ultra Clean Holdings, Inc.	39,982	1,246,239
*	Verint Systems, Inc.	44,826	2,445,707
*	Viasat, Inc.	8,603	316,676
*	Viavi Solutions, Inc.	16,203	232,351

TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO II

CONTINUED

		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	Vishay Intertechnology, Inc.	151,731	$2,826,749
*	Vishay Precision Group, Inc.	16,480	514,341
*	Vonage Holdings Corp.	85,934	1,715,243
*	Western Digital Corp.	215,907	11,458,184
*	Wolfspeed, Inc.	13,400	1,228,914
	Xerox Holdings Corp.	27,835	484,329
	Xperi Holding Corp.	63,080	984,048

TOTAL INFORMATION TECHNOLOGY			585,518,074

MATERIALS — (4.6%)
	AdvanSix, Inc.	19,500	868,530
	Air Products & Chemicals, Inc.	1,519	355,552
	Albemarle Corp.	92,334	17,804,765
	Alcoa Corp.	43,626	2,957,843
	Amcor PLC	213,649	2,533,877
*	Arconic Corp.	64,458	1,621,763
	Ashland Global Holdings, Inc.	112,560	11,815,423
	Avient Corp.	1,985	97,741
*	Berry Global Group, Inc.	8,100	456,435
	Cabot Corp.	46,280	3,047,538
	Carpenter Technology Corp.	40,452	1,544,457
*	Century Aluminum Co.	2,522	42,546
	Chemours Co.	7,630	252,324
*	Clearwater Paper Corp.	895	29,633
	Commercial Metals Co.	88,897	3,644,777
	Compass Minerals International, Inc.	1,657	97,978
*	Core Molding Technologies, Inc.	11,847	118,470
	Corteva, Inc.	3,686	212,645
	Dow, Inc.	163,118	10,847,347
	DuPont de Nemours, Inc.	1,750	115,378
	Eastman Chemical Co.	62,099	6,375,704
	Ecovyst, Inc.	2,829	28,460
	Element Solutions, Inc.	90,367	1,863,368
	Fortitude Gold Corp.	15,228	103,246
	Freeport-McMoRan, Inc.	2,100	85,155
	Friedman Industries, Inc.	3,048	28,255
	FutureFuel Corp.	6,104	58,049
	Glatfelter Corp.	43,300	476,300
	Gold Resource Corp.	53,300	97,539
	Graphic Packaging Holding Co.	204,980	4,468,564
	Greif, Inc., Class A	21,053	1,277,496
	Greif, Inc., Class B	400	23,344
	Hawkins, Inc.	21,618	805,919
	Haynes International, Inc.	10,047	392,637
	HB Fuller Co.	57,208	3,815,774
	Hecla Mining Co.	73,348	382,143
	Huntsman Corp.	188,589	6,387,509
	Innospec, Inc.	22,248	2,120,457
	International Flavors & Fragrances, Inc.	14,118	1,712,513
	International Paper Co.	237,550	10,993,814
	Kaiser Aluminum Corp.	27,181	2,622,967
	Kronos Worldwide, Inc.	2,217	33,743
	Linde PLC	163,701	51,068,164
	Louisiana-Pacific Corp.	173,457	11,191,446
*	LSB Industries, Inc.	2,285	48,922
	LyondellBasell Industries NV, Class A	23,284	2,468,803
	Martin Marietta Materials, Inc.	23,633	8,371,281
	Materion Corp.	19,190	1,634,029
	Mercer International, Inc.	21,725	347,817

TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO II

CONTINUED

		Shares	Value†
MATERIALS — (Continued)
	Minerals Technologies, Inc.	34,280	$2,180,551
	Myers Industries, Inc.	22,700	497,811
	Neenah, Inc.	7,684	272,014
	Newmont Corp.	459,017	33,439,389
	Northern Technologies International Corp.	6,070	70,230
	Nucor Corp.	164,456	25,454,500
	Olin Corp.	107,501	6,170,557
	Olympic Steel, Inc.	9,986	342,819
	Packaging Corp. of America	15,471	2,493,461
*	Rayonier Advanced Materials, Inc.	3,100	15,903
	Reliance Steel & Aluminum Co.	93,801	18,596,048
	Resolute Forest Products, Inc.	46,500	648,210
	Royal Gold, Inc.	28,500	3,718,680
	Ryerson Holding Corp.	10,600	390,186
	Schnitzer Steel Industries, Inc., Class A	400	18,252
	Schweitzer-Mauduit International, Inc.	16,630	418,411
	Sensient Technologies Corp.	38,101	3,223,345
	Silgan Holdings, Inc.	5,100	226,287
	Sonoco Products Co.	80,873	5,006,847
	Steel Dynamics, Inc.	215,469	18,476,467
	Stepan Co.	22,152	2,261,941
*	Summit Materials, Inc., Class A	95,498	2,654,844
*	Sylvamo Corp.	21,595	964,217
*	Synalloy Corp.	1,028	16,849
*	TimkenSteel Corp.	20,188	417,286
*	Trecora Resources	10,776	104,958
	Tredegar Corp.	26,545	303,940
	TriMas Corp.	10,200	301,308
	Trinseo PLC	29,519	1,400,677
	Tronox Holdings PLC, Class A	64,513	1,109,624
	United States Lime & Minerals, Inc.	2,500	273,775
*	Universal Stainless & Alloy Products, Inc.	6,269	54,540
	Valvoline, Inc.	171,918	5,197,081
	Vulcan Materials Co.	58,246	10,035,203
	Westlake Corp.	158,152	20,014,136
	WestRock Co.	162,029	8,025,296
	Worthington Industries, Inc.	47,320	2,251,012

TOTAL MATERIALS			354,795,095

REAL ESTATE — (0.3%)
*	CBRE Group, Inc., Class A	89,249	7,411,237
*	Jones Lang LaSalle, Inc.	40,739	8,910,841
	Kennedy-Wilson Holdings, Inc.	96,704	2,180,675
	Newmark Group, Inc., Class A	28,647	348,061
*	Rafael Holdings, Inc., Class B	550	1,183
	RE/MAX Holdings, Inc., Class A	3,800	89,148
	St. Joe Co.	40,700	2,165,647
*	Stratus Properties, Inc.	3,069	128,898
*	Zillow Group, Inc., Class A	26,110	1,009,152
*	Zillow Group, Inc., Class C	64,720	2,577,150

TOTAL REAL ESTATE			24,821,992

UTILITIES — (0.1%)
	Macquarie Infrastructure Holdings LLC	16,662	62,483
	New Jersey Resources Corp.	37,052	1,599,164
	NRG Energy, Inc.	55,469	1,991,337
	Ormat Technologies, Inc.	21,734	1,688,732

TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO II

CONTINUED

		Shares	Value†
	UTILITIES — (Continued)
	Vistra Corp.	26,700	$668,034

	TOTAL UTILITIES		6,009,750

	TOTAL COMMON STOCKS		7,729,558,738

	PREFERRED STOCKS — (0.0%)

	INDUSTRIALS — (0.0%)
	WESCO International, Inc., Floating Rate Note, 5-Yr. CMT + 10.325%, FRN, 10.625%	11,314	323,014

	TOTAL INVESTMENT SECURITIES (Cost $3,278,588,812)		7,729,881,752

	TEMPORARY CASH INVESTMENTS — (0.1%)
	State Street Institutional U.S. Government Money Market Fund 0.290%	9,716,214	9,716,214

	SECURITIES LENDING COLLATERAL — (0.0%)
@ §	The DFA Short Term Investment Fund	1	12

	TOTAL INVESTMENTS — (100.0%) (Cost $3,288,305,038)		$7,739,597,978

SA Special Assessment

†	See Note B to Financial Statements.
*	Non-Income Producing Securities.
»	Securities that have been fair value factored. See Note B to Financial Statements.
††	Security valued using significant unobservable inputs (Level 3).
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.

Summary of the Portfolio’s investments as of April 30, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$800,021,276	$348,555	$3,117	$800,372,948
Consumer Discretionary	484,125,758	—	2,745	484,128,503
Consumer Staples	544,105,307	16,740	—	544,122,047
Energy	762,341,486	—	—	762,341,486
Financials	1,583,769,744	19,875	—	1,583,789,619
Health Care	1,513,735,120	—	—	1,513,735,120
Industrials	1,069,924,104	—	—	1,069,924,104
Information Technology	585,518,074	—	—	585,518,074
Materials	354,795,095	—	—	354,795,095
Real Estate	24,821,992	—	—	24,821,992
Utilities	6,009,750	—	—	6,009,750
Preferred Stocks
Industrials	323,014	—	—	323,014
Temporary Cash Investments	9,716,214	—	—	9,716,214
Securities Lending Collateral	—	12	—	12

TOTAL	$7,739,206,934	$385,182	$5,862^	$7,739,597,978

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

(b)    Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

Based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-CSR (the “Report”), the Registrant’s Co-Principal Executive Officers and Principal Financial Officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant’s officers that are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the Co-Principal Executive Officers and the Principal Financial Officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the period covered by this Report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 13.	EXHIBITS.

(a)(1)	This item is not applicable.

(a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(a)(3)	This item is not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dimensional Investment Group Inc.

By:	/s/ David P. Butler
David P. Butler
Co-Chief Executive Officer

Date: July 7, 2022

By:	/s/ Gerard K. O’Reilly
Gerard K. O’Reilly
Co-Chief Executive Officer and
Chief Investment Officer

Date: July 7, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ David P. Butler
David P. Butler
Co-Principal Executive Officer
Dimensional Investment Group Inc.

Date: July 7, 2022

By:	/s/ Gerard K. O’Reilly
Gerard K. O’Reilly
Co-Principal Executive Officer
Dimensional Investment Group Inc.

Date: July 7, 2022

By:	/s/ Jan Miller
Jan Miller
Principal Financial Officer
Dimensional Investment Group Inc.

Date: July 7, 2022